UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number		811-08894

JNL Series Trust
(Exact name of registrant as specified in charter)

1 Corporate Way, Lansing, Michigan			48951
(Address of principal executive offices)			(Zip code)

225 West Wacker Drive, Suite 1200, Chicago, Illinois 60606
(Mailing address)

Steven J. Fredricks Jackson National Asset Management, LLC 225 West Wacker Drive, Suite 1200 Chicago, Illinois 60606
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(312) 338-5800

Date of fiscal year end:	December 31

Date of reporting period:	January 1, 2012 – June 30, 2012

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. §3507.

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VADV6413 07/12

SEMI-ANNUAL REPORT (UNAUDITED)

For the period ended June 30, 2012

• JNL® Series Trust

• JNL Variable Fund LLC

This report is for the general information of qualified and nonqualified plan participants, as well as contract/policy owners of the PerspectiveSM, Perspective II®, Perspective AdvisorsSM, Perspective Advisors IISM, PerspectiveSM L Series, Perspective Rewards®, Elite AccessSM, CuriangardSM, Perspective AdvantageSM, Perspective Focus®, Perspective Investor VUL®, Ultimate Investor® VUL, Jackson AdvisorSM VUL, Defined Strategies®, Fifth Third Perspective, Retirement Latitudes®, Perspective (New York), Perspective II (New York), Perspective Advisors II (New York), Perspective L Series (New York), Perspective Rewards (New York), Elite Access (New York), Curiangard (New York), Perspective Advisors (New York), Perspective Focus(New York) and Perspective Investor VUL (New York). Not all the portfolios are available in all of the products. Jackson® is the marketing name for Jackson National Life Insurance Company® (Home Office: Lansing, Michigan) and Jackson National Life Insurance Company of New York® (Home Office: Purchase, New York).

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JACKSON
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President’s Letter

Dear Fellow Investor,

Enclosed is the semi-annual report for the JNL Series Trust and JNL Variable Fund LLC for the six months ended June 30, 2012.

Signs of a strengthening economy sparked an equity market rally during the first quarter of 2012.  Buoyed by a 3.0% annual rate of growth in the U.S. gross domestic product (“GDP”) during the fourth quarter of 2011, investors also gained confidence from the improving employment situation.  The U.S. economy added an average of 226,000 jobs per month during the first three months of 2012.  As a result, the unemployment rate declined from 8.5% in December 2011 to 8.2% in March 2012.

During March 2012, the S&P® 500 Index (“S&P 500”) closed above 1,400 for the first time in nearly three years.  The S&P 500 ended the first quarter with a year-to-date gain of 12.0%—the largest first-quarter gain since 1998.  The Dow Jones Industrial Average (“DJIA”) rose 8.1% and the Nasdaq Composite Index (“Nasdaq”) returned an impressive 18.7% during the quarter.  Global markets rallied as well, with the MSCI All-Country World Index (“MSCI-AC”) gaining 11.3% and the MSCI Emerging Markets Index (“MSCI-EM”) rising 13.6% in the first quarter.

However, investor confidence was short-lived, as the U.S. economy showed signs of slowing and concerns about the European debt crisis flared again in the second quarter.  U.S. job growth averaged only 75,000 per month from April through June 2012.  Although the unemployment rate fell to 8.1% in April, it rose to 8.2% in May and ended the quarter unchanged at 8.2%.  In the first quarter of 2012, U.S. GDP growth expanded at an annual rate of 2.0%.  Economists’ advanced estimate for the annual rate of GDP growth in the second quarter of 2012 is 1.5%.

A rise in market volatility in April turned into an equity market correction in May.  Although U.S. equity markets recovered some ground in June, the S&P 500, the DJIA and the Nasdaq all posted a loss during the second quarter.  Despite the poor second-quarter performance, the S&P 500, the DJIA and the Nasdaq finished the first half with year-to-date gains of 8.3%, 5.4% and 12.7%, respectively.  The U.S. outperformed global markets, as the MSCI-AC rose 4.2% and the MSCI-EM gained 2.3% during the first half of the year.

In contrast to the strong equity performance during the first quarter, U.S. Treasuries fell -1.3% and the yield on the benchmark 10-year Treasury note rose to a 2012 high of 2.4% in March.  However, Treasuries rallied in the second quarter as concerns increased about the U.S. economy and the crisis in Europe.  The 10-year Treasury note fell to a record low yield of 1.4% on June 1 and, during the first half, Treasuries delivered a return of 1.7%.  Other fixed income classes delivered positive returns in the first half as well, with investment-grade corporate bonds gaining 4.9% as measured by the Bank of America Merrill Lynch U.S. Corporate Master Index and high-yield bonds rising 7.0%, as measured by the Bank of America Merrill Lynch High Yield Master II Constrained Index.

In January 2012, the U.S. Federal Reserve (“Fed”) pledged to keep the federal funds rate target at the historically low range of 0.00% to 0.25% until late 2014, due to continued high unemployment rates and low inflation rates.  During the first half of 2012, the Fed continued to replace shorter-term assets in its holdings with longer-term debt in an attempt to lower borrowing costs and stimulate growth.  The Fed’s program, called “Operation Twist,” was expected to conclude in June.  However, in June, the Fed decided to extend the program through the end of the year.

An uncertain market environment underscores the importance of having a broadly diversified investment portfolio to maximize your potential returns.  Jackson National Life Insurance Company® and Jackson National Life Insurance Company of New York® (collectively, Jackson®) provide you the freedom to choose from one of the widest selections of investments within a variable annuity in the industry.  Our lineup of quality investment choices includes access to alternative investments, disciplined strategies and asset allocation portfolios.  During the first half of 2012, Jackson added five funds to its lineup: JNL/Mellon Capital Management Dow Jones U.S. Contrarian Opportunities Index Fund, JNL/Morgan Stanley Mid Cap Growth Fund, JNL/Neuberger Berman Strategic Income Fund and two fund of funds comprised of American Funds® investment options—JNL/American Funds Balanced Allocation Fund and JNL/American Funds Growth Allocation Fund.

At Jackson, we are dedicated to providing you with the quality, choice and freedom you need to achieve your financial goals.  Thank you for choosing Jackson for your investment needs.

Mark D. Nerud

President and Chief Executive Officer

JNL Series Trust

JNL Variable Fund LLC

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2012

	Shares/Par (p)	Value
JNL/American Funds® Blue Chip Income and Growth Fund
INVESTMENT COMPANIES - 100.0%
American Funds Insurance Series - Blue Chip Income and Growth Fund - Class 1 (a)	57,848	$563,442

Total Investment Companies (cost $533,494)		563,442

Total Investments - 100.0% (cost $533,494)		563,442
Other Assets and Liabilities, Net - (0.0%)		(218)
Total Net Assets - 100.0%		$563,224

JNL/American Funds Global Bond Fund
INVESTMENT COMPANIES - 100.0%
American Funds Insurance Series - Global Bond Fund - Class 1 (a)	33,003	$399,337

Total Investment Companies (cost $403,695)		399,337

Total Investments - 100.0% (cost $403,695)		399,337
Other Assets and Liabilities, Net - (0.0%)		(126)
Total Net Assets - 100.0%		$399,211

JNL/American Funds Global Small Capitalization Fund
INVESTMENT COMPANIES - 100.0%
American Funds Insurance Series - Global Small Capitalization Fund - Class 1	9,169	$166,509

Total Investment Companies (cost $183,637)		166,509

Total Investments - 100.0% (cost $183,637)		166,509
Other Assets and Liabilities, Net - (0.0%)		(52)
Total Net Assets - 100.0%		$166,457

JNL/American Funds Growth-Income Fund
INVESTMENT COMPANIES - 100.0%
American Funds Insurance Series - Growth-Income Fund - Class 1	18,332	$659,942

Total Investment Companies (cost $627,016)		659,942

Total Investments - 100.0% (cost $627,016)		659,942
Other Assets and Liabilities, Net - (0.0%)		(280)
Total Net Assets - 100.0%		$659,662

JNL/American Funds International Fund
INVESTMENT COMPANIES - 100.0%
American Funds Insurance Series - International Fund - Class 1	17,155	$272,590

Total Investment Companies (cost $293,063)		272,590

Total Investments - 100.0% (cost $293,063)		272,590
Other Assets and Liabilities, Net - (0.0%)		(115)
Total Net Assets - 100.0%		$272,475

JNL/American Funds New World Fund
INVESTMENT COMPANIES - 100.0%
American Funds Insurance Series - New World Fund - Class 1 (a)	17,124	$352,421

Total Investment Companies (cost $374,272)		352,421

Total Investments - 100.0% (cost $374,272)		352,421
Other Assets and Liabilities, Net - (0.0%)		(137)
Total Net Assets - 100.0%		$352,284

JNL Institutional Alt 20 Fund (b)
INVESTMENT COMPANIES - 100.0%
Curian/Franklin Templeton Natural Resources Fund (8.8%) (a)	1,765	$14,486
Curian/Nicholas Convertible Arbitrage Fund (8.8%) (a)	1,395	13,842
Curian/PineBridge Merger Arbitrage Fund (12.7%) (a)	1,259	12,618
Curian/The Boston Company Multi-Alpha Market Neutral Equity Fund (8.8%) (a)	2,258	22,968
JNL/AQR Managed Futures Strategy Fund (8.7%) (a)	4,049	37,941
JNL/BlackRock Commodity Securities Fund (1.9%) (a)	2,283	21,645
JNL/Brookfield Global Infrastructure Fund (7.2%) (a)	1,250	13,948
JNL/Goldman Sachs Emerging Markets Debt Fund (1.4%) (a)	884	11,533
JNL/Invesco Global Real Estate Fund (2.1%) (a)	1,839	16,370
JNL/Ivy Asset Strategy Fund (0.2%) (a)	310	3,426
JNL/Lazard Emerging Markets Fund (3.4%) (a)	3,893	41,342
JNL/Mellon Capital Management Bond Index Fund (15.8%) (a)	21,969	271,541
JNL/Mellon Capital Management Global Alpha Fund (8.0%) (a)	3,716	38,610
JNL/Mellon Capital Management International Index Fund (9.9%) (a)	11,732	128,700
JNL/Mellon Capital Management Nasdaq 25 Fund (13.5%) (a)	3,494	46,090
JNL/Mellon Capital Management S&P 24 Fund (21.0%) (a)	10,549	120,891
JNL/Mellon Capital Management S&P SMid 60 Fund (15.9%) (a)	7,858	81,725
JNL/Mellon Capital Management Small Cap Index Fund (5.1%) (a)	3,728	46,674

See accompanying Notes to Financial Statements.

	Shares/Par (p)	Value
JNL/Mellon Capital Management Value Line 30 Fund (12.3%) (a)	8,803	92,691
JNL/PIMCO Real Return Fund (1.4%) (a)	3,359	45,241
JNL/PPM America High Yield Bond Fund (3.0%) (a)	6,517	45,489
JNL/Red Rocks Listed Private Equity Fund (4.2%) (a)	3,171	25,526

Total Investment Companies (cost $1,127,663)		1,153,297

Total Investments - 100.0% (cost $1,127,663)		1,153,297
Other Assets and Liabilities, Net - (0.0%)		(170)
Total Net Assets - 100.0%		$1,153,127

JNL Institutional Alt 35 Fund (b)
INVESTMENT COMPANIES - 100.0%
Curian/Franklin Templeton Natural Resources Fund (22.5%) (a)	4,511	$37,034
Curian/Nicholas Convertible Arbitrage Fund (22.4%) (a)	3,567	35,386
Curian/PineBridge Merger Arbitrage Fund (25.9%) (a)	2,555	25,598
Curian/The Boston Company Multi-Alpha Market Neutral Equity Fund (22.5%) (a)	5,773	58,717
JNL/AQR Managed Futures Strategy Fund (22.4%) (a)	10,394	97,390
JNL/BlackRock Commodity Securities Fund (4.8%) (a)	5,828	55,246
JNL/Brookfield Global Infrastructure Fund (18.5%) (a)	3,197	35,678
JNL/Goldman Sachs Emerging Markets Debt Fund (3.6%) (a)	2,266	29,574
JNL/Invesco Global Real Estate Fund (5.3%) (a)	4,719	41,997
JNL/Ivy Asset Strategy Fund (0.9%) (a)	1,380	15,269
JNL/Lazard Emerging Markets Fund (5.0%) (a)	5,673	60,244
JNL/Mellon Capital Management Bond Index Fund (16.4%) (a)	22,778	281,538
JNL/Mellon Capital Management Global Alpha Fund (20.4%) (a)	9,507	98,776
JNL/Mellon Capital Management International Index Fund (14.5%) (a)	17,165	188,300
JNL/Mellon Capital Management Nasdaq 25 Fund (14.7%) (a)	3,819	50,376
JNL/Mellon Capital Management S&P 24 Fund (27.8%) (a)	13,945	159,810
JNL/Mellon Capital Management S&P SMid 60 Fund (19.9%) (a)	9,851	102,449
JNL/Mellon Capital Management Small Cap Index Fund (5.6%) (a)	4,092	51,233
JNL/Mellon Capital Management Value Line 30 Fund (13.5%) (a)	9,650	101,614
JNL/PIMCO Real Return Fund (1.5%) (a)	3,689	49,692
JNL/PPM America High Yield Bond Fund (3.3%) (a)	7,153	49,928
JNL/Red Rocks Listed Private Equity Fund (10.6%) (a)	8,090	65,123

Total Investment Companies (cost $1,676,355)		1,690,972

Total Investments - 100.0% (cost $1,676,355)		1,690,972
Other Assets and Liabilities, Net - (0.0%)		(241)
Total Net Assets - 100.0%		$1,690,731

JNL Institutional Alt 50 Fund (b)
INVESTMENT COMPANIES - 100.0%
Curian/Franklin Templeton Natural Resources Fund (43.4%) (a)	8,723	$71,617
Curian/Nicholas Convertible Arbitrage Fund (43.3%) (a)	6,894	68,390
Curian/PineBridge Merger Arbitrage Fund (45.2%) (a)	4,467	44,764
Curian/The Boston Company Multi-Alpha Market Neutral Equity Fund (43.5%) (a)	11,157	113,470
JNL/AQR Managed Futures Strategy Fund (43.2%) (a)	20,046	187,831
JNL/BlackRock Commodity Securities Fund (9.2%) (a)	11,251	106,660
JNL/Brookfield Global Infrastructure Fund (35.7%) (a)	6,170	68,852
JNL/Goldman Sachs Emerging Markets Debt Fund (6.9%) (a)	4,371	57,045
JNL/Invesco Global Real Estate Fund (10.2%) (a)	9,110	81,077
JNL/Ivy Asset Strategy Fund (1.8%) (a)	2,848	31,495
JNL/Lazard Emerging Markets Fund (4.8%) (a)	5,445	57,828
JNL/Mellon Capital Management Bond Index Fund (18.2%) (a)	25,329	313,071
JNL/Mellon Capital Management Global Alpha Fund (39.4%) (a)	18,324	190,387
JNL/Mellon Capital Management International Index Fund (12.4%) (a)	14,688	161,131
JNL/Mellon Capital Management Nasdaq 25 Fund (13.2%) (a)	3,431	45,253
JNL/Mellon Capital Management S&P 24 Fund (29.7%) (a)	14,873	170,444
JNL/Mellon Capital Management S&P SMid 60 Fund (22.4%) (a)	11,113	115,575
JNL/Mellon Capital Management Small Cap Index Fund (5.1%) (a)	3,687	46,158
JNL/Mellon Capital Management Value Line 30 Fund (18.3%) (a)	13,083	137,761
JNL/PIMCO Real Return Fund (1.4%) (a)	3,322	44,741
JNL/PPM America High Yield Bond Fund (3.0%) (a)	6,439	44,944
JNL/Red Rocks Listed Private Equity Fund (20.5%) (a)	15,559	125,253

Total Investment Companies (cost $2,286,326)		2,283,747

Total Investments - 100.0% (cost $2,286,326)		2,283,747
Other Assets and Liabilities, Net - (0.0%)		(317)
Total Net Assets - 100.0%		$2,283,430

See accompanying Notes to Financial Statements.

	Shares/Par (p)	Value
JNL Institutional Alt 65 Fund (b)
INVESTMENT COMPANIES - 100.0%
Curian/Franklin Templeton Natural Resources Fund (23.2%) (a)	4,666	$38,311
Curian/Nicholas Convertible Arbitrage Fund (23.1%) (a)	3,683	36,537
Curian/PineBridge Merger Arbitrage Fund (9.9%) (a)	981	9,827
Curian/The Boston Company Multi-Alpha Market Neutral Equity Fund (23.2%) (a)	5,961	60,623
JNL/AQR Managed Futures Strategy Fund (23.5%) (a)	10,879	101,932
JNL/BlackRock Commodity Securities Fund (5.0%) (a)	6,058	57,428
JNL/Brookfield Global Infrastructure Fund (19.4%) (a)	3,350	37,386
JNL/Goldman Sachs Emerging Markets Debt Fund (3.7%) (a)	2,376	31,011
JNL/Invesco Global Real Estate Fund (5.5%) (a)	4,945	44,009
JNL/Ivy Asset Strategy Fund (1.5%) (a)	2,289	25,315
JNL/Lazard Emerging Markets Fund (2.0%) (a)	2,266	24,068
JNL/Mellon Capital Management Bond Index Fund (3.8%) (a)	5,286	65,329
JNL/Mellon Capital Management Global Alpha Fund (21.4%) (a)	9,931	103,184
JNL/Mellon Capital Management International Index Fund (5.2%) (a)	6,136	67,311
JNL/Mellon Capital Management Nasdaq 25 Fund (5.5%) (a)	1,427	18,821
JNL/Mellon Capital Management S&P 24 Fund (10.7%) (a)	5,374	61,588
JNL/Mellon Capital Management S&P SMid 60 Fund (5.6%) (a)	2,760	28,705
JNL/Mellon Capital Management Small Cap Index Fund (2.1%) (a)	1,536	19,237
JNL/Mellon Capital Management Value Line 30 Fund (3.8%) (a)	2,720	28,636
JNL/PIMCO Real Return Fund (0.3%) (a)	692	9,317
JNL/PPM America High Yield Bond Fund (0.6%) (a)	1,344	9,381
JNL/Red Rocks Listed Private Equity Fund (11.1%) (a)	8,428	67,849

Total Investment Companies (cost $972,496)		945,805

Total Investments - 100.0% (cost $972,496)		945,805
Other Assets and Liabilities, Net - (0.0%)		(150)
Total Net Assets - 100.0%		$945,655

JNL/American Funds Balanced Allocation Fund (b)
INVESTMENT COMPANIES - 100.0%
American Funds Insurance Series - Blue Chip Income and Growth Fund - Class 1 (0.0%)	197	$1,923
American Funds Insurance Series - Bond Fund - Class 1 (0.0%)	369	4,166
American Funds Insurance Series - Global Bond Fund - Class 1 (0.1%)	172	2,083
American Funds Insurance Series - Global Growth and Income Fund - Class 1 (0.1%)	99	961
American Funds Insurance Series - Global Growth Fund - Class 1 (0.0%)	91	1,923
American Funds Insurance Series - Global Small Capitalization Fund - Class 1 (0.1%)	93	1,683
American Funds Insurance Series - Growth Fund - Class 1 (0.0%)	68	3,846
American Funds Insurance Series - Growth-Income Fund - Class 1 (0.0%)	73	2,644
American Funds Insurance Series - High-Income Bond Fund - Class 1 (0.1%)	243	2,678
American Funds Insurance Series - International Fund - Class 1 (0.0%)	45	721
American Funds Insurance Series - New World Fund - Class 1 (0.1%)	93	1,923
American Funds Insurance Series - U.S. Government/AAA-Rated Securities Fund - Class 1 (0.0%)	116	1,488

Total Investment Companies (cost $25,768)		26,039

Total Investments - 100.0% (cost $25,768)		26,039
Other Assets and Liabilities, Net - (0.0%)		(7)
Total Net Assets - 100.0%		$26,032

JNL/American Funds Growth Allocation Fund (b)
INVESTMENT COMPANIES - 100.0%
American Funds Insurance Series - Blue Chip Income and Growth Fund - Class 1 (0.0%)	146	$1,427
American Funds Insurance Series - Bond Fund - Class 1 (0.0%)	54	606
American Funds Insurance Series - Global Bond Fund - Class 1 (0.0%)	84	1,011
American Funds Insurance Series - Global Growth and Income Fund - Class 1 (0.0%)	74	713
American Funds Insurance Series - Global Growth Fund - Class 1 (0.0%)	81	1,712
American Funds Insurance Series - Global Small Capitalization Fund - Class 1 (0.0%)	79	1,427
American Funds Insurance Series - Growth Fund - Class 1 (0.0%)	51	2,853
American Funds Insurance Series - Growth-Income Fund - Class 1 (0.0%)	48	1,712
American Funds Insurance Series - High-Income Bond Fund - Class 1 (0.1%)	92	1,010
American Funds Insurance Series - International Fund - Class 1 (0.0%)	45	713
American Funds Insurance Series - New World Fund - Class 1 (0.1%)	76	1,569
American Funds Insurance Series - U.S. Government/AAA-Rated Securities Fund - Class 1 (0.0%)	32	404

Total Investment Companies (cost $14,951)		15,157

Total Investments - 100.0% (cost $14,951)		15,157
Other Assets and Liabilities, Net - (0.0%)		(4)
Total Net Assets - 100.0%		$15,153

See accompanying Notes to Financial Statements.

	Shares/Par (p)	Value
JNL Disciplined Moderate Fund (b)
INVESTMENT COMPANIES - 100.0%
JNL/Franklin Templeton Global Multisector Bond Fund (10.9%) (a)	4,207	$45,020
JNL/Goldman Sachs Emerging Markets Debt Fund (1.7%) (a)	1,070	13,960
JNL/JPMorgan U.S. Government & Quality Bond Fund (1.1%) (a)	1,247	17,763
JNL/Mellon Capital Management 25 Fund (1.7%) (a)	716	10,006
JNL/Mellon Capital Management Dow Jones U.S. Contrarian Opportunities Index Fund (29.5%) (a)	1,842	17,848
JNL/Mellon Capital Management Emerging Markets Index Fund (14.5%) (a)	3,886	36,564
JNL/Mellon Capital Management International Index Fund (3.1%) (a)	3,670	40,257
JNL/Mellon Capital Management Pacific Rim 30 Fund (12.3%) (a)	886	10,794
JNL/Mellon Capital Management S&P 400 MidCap Index Fund (4.9%) (a)	2,973	40,935
JNL/Mellon Capital Management S&P SMid 60 Fund (1.0%) (a)	504	5,238
JNL/Mellon Capital Management Small Cap Index Fund (4.4%) (a)	3,228	40,417
JNL/Neuberger Berman Strategic Income Fund (26.3%) (a)	781	7,805
JNL/PIMCO Real Return Fund (0.6%) (a)	1,477	19,904
JNL/PIMCO Total Return Bond Fund (0.9%) (a)	3,191	41,867
JNL/PPM America High Yield Bond Fund (2.7%) (a)	5,882	41,055
JNL/PPM America Total Return Fund (13.4%) (a)	3,946	44,786
JNL/S&P Competitive Advantage Fund (9.8%) (a)	5,799	70,164
JNL/S&P Dividend Income & Growth Fund (2.4%) (a)	2,321	26,971
JNL/S&P Intrinsic Value Fund (6.8%) (a)	4,186	43,286
JNL/S&P Total Yield Fund (3.8%) (a)	1,833	17,431

Total Investment Companies (cost $582,056)		592,071

Total Investments - 100.0% (cost $582,056)		592,071
Other Assets and Liabilities, Net - (0.0%)		(90)
Total Net Assets - 100.0%		$591,981

JNL Disciplined Moderate Growth Fund (b)
INVESTMENT COMPANIES - 100.0%
JNL/Franklin Templeton Global Multisector Bond Fund (5.7%) (a)	2,213	$23,676
JNL/Goldman Sachs Emerging Markets Debt Fund (1.3%) (a)	806	10,512
JNL/JPMorgan U.S. Government & Quality Bond Fund (0.5%) (a)	508	7,231
JNL/Mellon Capital Management 25 Fund (2.9%) (a)	1,211	16,933
JNL/Mellon Capital Management Dow Jones U.S. Contrarian Opportunities Index Fund (48.2%) (a)	3,010	29,168
JNL/Mellon Capital Management Emerging Markets Index Fund (27.0%) (a)	7,242	68,143
JNL/Mellon Capital Management International Index Fund (5.2%) (a)	6,192	67,925
JNL/Mellon Capital Management Pacific Rim 30 Fund (20.7%) (a)	1,489	18,140
JNL/Mellon Capital Management S&P 400 MidCap Index Fund (8.1%) (a)	4,920	67,745
JNL/Mellon Capital Management S&P SMid 60 Fund (1.7%) (a)	823	8,558
JNL/Mellon Capital Management Small Cap Index Fund (6.4%) (a)	4,703	58,887
JNL/Neuberger Berman Strategic Income Fund (7.0%) (a)	207	2,067
JNL/PIMCO Real Return Fund (0.4%) (a)	856	11,529
JNL/PIMCO Total Return Bond Fund (0.5%) (a)	1,596	20,940
JNL/PPM America High Yield Bond Fund (1.7%) (a)	3,663	25,567
JNL/PPM America Total Return Fund (6.9%) (a)	2,026	22,999
JNL/S&P Competitive Advantage Fund (10.8%) (a)	6,377	77,162
JNL/S&P Dividend Income & Growth Fund (2.5%) (a)	2,373	27,579
JNL/S&P Intrinsic Value Fund (8.5%) (a)	5,291	54,712
JNL/S&P Total Yield Fund (7.3%) (a)	3,497	33,258

Total Investment Companies (cost $648,051)		652,731

Total Investments - 100.0% (cost $648,051)		652,731
Other Assets and Liabilities, Net - (0.0%)		(97)
Total Net Assets - 100.0%		$652,634

JNL Disciplined Growth Fund (b)
INVESTMENT COMPANIES - 100.0%
JNL/Franklin Templeton Global Multisector Bond Fund (1.6%) (a)	469	$5,018
JNL/Goldman Sachs Emerging Markets Debt Fund (0.7%) (a)	217	2,836
JNL/JPMorgan U.S. Government & Quality Bond Fund (0.3%) (a)	87	1,243
JNL/Mellon Capital Management 25 Fund (1.6%) (a)	455	6,367
JNL/Mellon Capital Management Dow Jones U.S. Contrarian Opportunities Index Fund (4.4%) (a)	1,270	12,304
JNL/Mellon Capital Management Emerging Markets Index Fund (13.5%) (a)	3,932	37,000
JNL/Mellon Capital Management International Index Fund (9.4%) (a)	2,739	30,051
JNL/Mellon Capital Management Pacific Rim 30 Fund (2.5%) (a)	713	8,682
JNL/Mellon Capital Management S&P 400 MidCap Index Fund (6.5%) (a)	1,893	26,063
JNL/Mellon Capital Management S&P SMid 60 Fund (1.1%) (a)	319	3,317
JNL/Mellon Capital Management Small Cap Index Fund (7.1%) (a)	2,062	25,810
JNL/Mellon Capital Management Technology Sector Fund (1.8%) (a)	519	4,082
JNL/Neuberger Berman Strategic Income Fund (0.0%) (a)	12	118
JNL/PIMCO Real Return Fund (0.7%) (a)	201	2,707
JNL/PIMCO Total Return Bond Fund (1.1%) (a)	308	4,039

See accompanying Notes to Financial Statements.

	Shares/Par (p)	Value
JNL/PPM America High Yield Bond Fund (2.7%) (a)	785	5,481
JNL/PPM America Total Return Fund (1.3%) (a)	375	4,254
JNL/S&P Competitive Advantage Fund (7.6%) (a)	2,210	26,741
JNL/S&P Dividend Income & Growth Fund (2.7%) (a)	777	9,025
JNL/S&P Intrinsic Value Fund (6.7%) (a)	1,954	20,200
JNL/S&P Total Yield Fund (5.0%) (a)	1,454	13,830

Total Investment Companies (cost $251,677)		249,168

Total Investments - 100.0% (cost $251,677)		249,168
Other Assets and Liabilities, Net - (0.0%)		(39)
Total Net Assets - 100.0%		$249,129

JNL/AQR Managed Futures Strategy Fund

Sector Weightings:	Percentage of Total Investments
Short Term Investments	100.0%
Total Investments	100.0%

SHORT TERM INVESTMENTS - 99.0%
Investment Companies - 99.0%
BlackRock Liquidity Funds T-Fund Portfolio, 0.01% (h)	50,179	$50,179
JNL Money Market Fund, 0.09% (a) (h)	380,041	380,041

Total Short Term Investments (cost $430,220)		430,220

Total Investments - 99.0% (cost $430,220)		430,220
Other Assets and Liabilities, Net - 1.0% (o)		4,374
Total Net Assets - 100.0%		$434,594

JNL/BlackRock Commodity Securities Fund* (x)

Sector Weightings:	Percentage of Total Investments
Energy	61.3%
Materials	7.9
Commodity Indexed Structured Notes	7.6
Short Term Investments	23.2
Total Investments	100.0%

COMMON STOCKS - 72.0%
ENERGY - 63.8%
Anadarko Petroleum Corp.	300	$19,892
Apache Corp.	387	34,049
Baker Hughes Inc.	221	9,071
Cabot Oil & Gas Corp. - Class A	460	18,143
Cameron International Corp. (c)	420	17,933
Canadian Natural Resources Ltd.	439	11,772
Cenovus Energy Inc.	279	8,862
Chevron Corp.	326	34,373
CNOOC Ltd. - ADR	44	8,756
ConocoPhillips	118	6,566
Devon Energy Corp.	411	23,828
Dresser-Rand Group Inc. (c)	434	19,316
Dril-Quip Inc. (c)	173	11,359
EOG Resources Inc.	414	37,291
EQT Corp.	222	11,918
Exxon Mobil Corp.	418	35,772
FMC Technologies Inc. (c)	643	25,216
Halliburton Co.	422	11,991
Helmerich & Payne Inc.	225	9,786
Hess Corp.	177	7,709
Marathon Oil Corp.	314	8,032
Marathon Petroleum Corp.	157	7,055
Murphy Oil Corp.	375	18,874
National Oilwell Varco Inc.	529	34,083
Noble Corp.	338	10,995
Noble Energy Inc.	187	15,902
Occidental Petroleum Corp.	316	27,133
Peabody Energy Corp.	275	6,755
Pioneer Natural Resources Co.	136	12,028
Range Resources Corp.	346	21,434
Saipem SpA	213	9,472
Schlumberger Ltd.	321	20,849
Suncor Energy Inc.	765	22,132
Talisman Energy Inc.	1,357	15,549
Technip SA - ADR	465	12,101
Total SA - ADR	228	10,259
Transocean Ltd.	305	13,648
Whiting Petroleum Corp. (c)	217	8,915
Other Securities		99,986
		738,805
MATERIALS - 8.2%
Cliffs Natural Resources Inc.	136	6,689
Eldorado Gold Corp.	894	11,005
First Quantum Minerals Ltd.	543	9,592
Goldcorp Inc.	305	11,481
Newcrest Mining Ltd.	326	7,582
Southern Copper Corp. (e)	320	10,086
Vale SA - ADR	385	7,642
Other Securities		30,992
		95,069
Total Common Stocks (cost $892,532)		833,874

COMMODITY INDEXED STRUCTURED NOTES - 7.9%
International Bank for Reconstruction and Development, Dow Jones-UBS Commodity Index Total Return commodity linked note, 0.47%, 06/11/13 (f) (i)	$13,700	12,156
JPMorgan Chase, Dow Jones-UBS Commodity Index 2 Month Forward Total Return commodity linked note, 0.24%, 11/02/12 (f) (i)	12,000	9,712
JPMorgan Chase, Dow Jones-UBS Commodity Index 2 Month Forward Total Return commodity linked note, 0.24%, 11/13/12 (f) (i)	5,000	4,333
JPMorgan Chase, Dow Jones-UBS Commodity Index 2 Month Forward Total Return commodity linked note, 0.24%, 01/23/13 (f) (i)	15,000	14,237
JPMorgan Chase, Dow Jones-UBS Commodity Index 2 Month Forward Total Return commodity linked note, 0.24%, 01/24/13 (f) (i)	4,000	3,735
JPMorgan Chase, Dow Jones-UBS Commodity Index 2 Month Forward Total Return commodity linked note, 0.25%, 08/02/13 (f) (i)	7,500	8,175

See accompanying Notes to Financial Statements.

	Shares/Par (p)	Value
UBS AG, Dow Jones-UBS Commodity Index 2 Month Forward Total Return commodity linked note, 0.25%, 11/05/12 (f) (i)	9,000	7,802
UBS AG, Dow Jones-UBS Commodity Index 2 Month Forward Total Return commodity linked note, 0.25%, 06/17/13 (f) (i)	21,000	21,337
UBS AG, Dow Jones-UBS Commodity Index Total Return commodity linked note, 0.25%, 10/26/12 (f) (i)	11,500	9,552

Total Commodity Indexed Structured Notes (cost $98,700)		91,039

SHORT TERM INVESTMENTS - 24.1%
Investment Company - 6.0%
JNL Money Market Fund, 0.09% (a) (h)	70,014	70,014
Securities Lending Collateral - 1.1%
Securities Lending Cash Collateral Fund LLC, 0.34% (a) (h)	12,105	12,105
Securities Lending Liquidating Fund LLC, 0.38% (a) (h)	155	151
		12,256
Treasury Securities - 17.0%
U.S. Treasury Bill
0.08%, 07/19/12	$171,000	170,994
0.11%, 08/02/12	6,400	6,400
0.05%, 08/16/12	4,000	3,999
0.12%, 08/30/12	1,000	1,000
0.13%, 09/27/12	15,000	14,997
		197,390
Total Short Term Investments (cost $279,663)		279,660

Total Investments - 104.0% (cost $1,270,895)		1,204,573
Other Assets and Liabilities, Net - (4.0%)		(46,406)
Total Net Assets - 100.0%		$1,158,167

JNL/BlackRock Global Allocation Fund* (v) (x)

Sector Weightings:	Percentage of Total Investments
Government Securities	14.9%
Financials	9.8
Information Technology	9.7
Energy	8.4
Health Care	7.7
Industrials	5.7
Materials	4.9
Consumer Discretionary	4.0
Telecommunication Services	3.9
Consumer Staples	3.8
Utilities	2.2
Purchased Options	0.3
Non-U.S. Government Agency ABS	0.1
Investment Companies	1.9
Short Term Investments	22.7
Total Investments	100.0%

COMMON STOCKS - 56.5%
CONSUMER DISCRETIONARY - 3.7%
Comcast Corp. - Class A	141	$4,506
Other Securities		34,498
		39,004
CONSUMER STAPLES - 3.6%
Wal-Mart Stores Inc.	53	3,669
Other Securities		33,980
		37,649
ENERGY - 8.1%
Chevron Corp.	52	5,520
Consol Energy Inc.	101	3,054
Devon Energy Corp.	57	3,329
Exxon Mobil Corp.	59	5,038
Marathon Petroleum Corp.	93	4,200
Occidental Petroleum Corp.	69	5,901
Phillips 66 (c)	113	3,752
Schlumberger Ltd.	59	3,849
Total SA	32	1,434
Total SA - ADR	44	1,986
Other Securities		47,267
		85,330
FINANCIALS - 7.2%
CapitaLand Ltd.	458	986
Citigroup Inc.	134	3,686
JPMorgan Chase & Co.	74	2,632
U.S. Bancorp	66	2,112
Wells Fargo & Co.	124	4,151
Other Securities		62,054
		75,621
HEALTH CARE - 7.4%
Gilead Sciences Inc. (c)	40	2,074
Johnson & Johnson	97	6,572
Merck & Co. Inc.	104	4,352
Pfizer Inc.	258	5,944
Other Securities		58,866
		77,808
INDUSTRIALS - 5.7%
General Electric Co.	344	7,173
United Technologies Corp.	49	3,711
Other Securities		49,526
		60,410
INFORMATION TECHNOLOGY - 10.0%
Apple Inc. (c)	31	18,371
Cisco Systems Inc.	259	4,448
Corning Inc.	262	3,388
Google Inc. - Class A (c)	9	5,175
Intel Corp.	175	4,651
International Business Machines Corp.	25	4,950
Microsoft Corp.	217	6,646
Oracle Corp.	334	9,933
QUALCOMM Inc.	96	5,331
Samsung Electronics Co. Ltd.	4	4,074
Other Securities		38,117
		105,084
MATERIALS - 4.8%
FMC Corp.	68	3,656
Potash Corp. of Saskatchewan Inc.	95	4,162
Other Securities		42,674
		50,492
TELECOMMUNICATION SERVICES - 3.9%
AT&T Inc.	194	6,922
Verizon Communications Inc.	83	3,670

See accompanying Notes to Financial Statements.

	Shares/Par (p)	Value
Other Securities		30,476
		41,068
UTILITIES - 2.1%
NextEra Energy Inc.	38	2,621
Other Securities		19,527
		22,148
Total Common Stocks (cost $587,752)		594,614

PREFERRED STOCKS - 1.2%
CONSUMER DISCRETIONARY - 0.3%
Other Securities		3,111

CONSUMER STAPLES - 0.1%
Other Securities		1,580

ENERGY - 0.1%
Other Securities		714

FINANCIALS - 0.4%
US Bancorp, 6.50%, (callable at 25 beginning 01/15/22) (m)	29	839
US Bancorp., 6.00%, (callable at 25 beginning 4/15/17), Series G (m)	13	356
Wells Fargo & Co., Convertible Preferred, 7.50% (m)	—	371
Other Securities		3,009
		4,575
INDUSTRIALS - 0.1%
United Technologies Corp., Convertible Preferred, 7.50%	12	614

UTILITIES - 0.2%
NextEra Energy Inc., 5.60%	19	974
Other Securities		1,451
		2,425
Total Preferred Stocks (cost $13,441)		13,019

TRUST PREFERREDS - 0.2%
FINANCIALS - 0.2%
Other Securities		2,031

HEALTH CARE - 0.0%
Other Securities		325

Total Trust Preferreds (cost $2,155)		2,356

WARRANTS - 0.0%
Other Securities		39

Total Warrants (cost $38)		39

PURCHASED OPTIONS - 0.3%
Other Securities		3,427

Total Options (cost $5,734)		3,427

INVESTMENT COMPANIES - 2.0%
iShares Comex Gold Trust Fund (a) (c)	340	5,297
SPDR Gold Trust (c)	78	12,053
Other Securities		4,112

Total Investment Companies (cost $22,964)		21,462

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 0.1%
Other Securities		513

Total Non-U.S. Government Agency Asset-Backed Securities (cost $505)		513

CORPORATE BONDS AND NOTES - 5.4%
CONSUMER DISCRETIONARY - 0.2%
Other Securities		2,266

CONSUMER STAPLES - 0.3%
Other Securities		2,832

ENERGY - 0.7%
Consol Energy Inc., 8.00%, 04/01/17	1,207	1,252
Phillips 66, 2.95%, 05/01/17 (r)	50	51
Other Securities		6,086
		7,389
FINANCIALS - 2.5%
CapitaLand Ltd.
2.10%, 11/15/16, SGD	1,750	1,377
3.13%, 03/05/18, SGD	1,000	827
2.95%, 06/20/22 (e) (q), SGD	2,750	2,075
JPMorgan Chase Bank NA, 0.80%, 06/13/16 (i)	1,000	931
Other Securities		20,585
		25,795
HEALTH CARE - 0.7%
Gilead Sciences Inc.
0.63%, 05/01/13	115	157
1.63%, 05/01/16	1,060	1,371
Other Securities		5,336
		6,864
INDUSTRIALS - 0.2%
Other Securities		2,558

INFORMATION TECHNOLOGY - 0.2%
Other Securities		1,972

MATERIALS - 0.4%
Other Securities		4,052

TELECOMMUNICATION SERVICES - 0.2%
Other Securities		2,256

UTILITIES - 0.0%
Other Securities		252

Total Corporate Bonds and Notes (cost $56,932)		56,236

GOVERNMENT AND AGENCY OBLIGATIONS - 15.7%
GOVERNMENT SECURITIES - 15.7%
Sovereign - 8.8%
Australia Government Bond
4.75%, 11/15/12, AUD	798	822
5.50%, 12/15/13, AUD	2,895	3,091
5.75%, 05/15/21, AUD	4,846	6,041
5.75%, 07/15/22, AUD	1,320	1,665
5.50%, 04/21/23, AUD	9,480	11,790
Brazil Notas do Tesouro Nacional
6.00%, 05/15/15, BRL	2,225	2,561
10.00%, 01/01/17, BRL	11,668	5,951
10.00%, 01/01/21, BRL	13,137	6,556
Bundesrepublik Deutschland
4.25%, 07/04/17, EUR	7,769	11,564

See accompanying Notes to Financial Statements.

	Shares/Par (p)	Value
3.50%, 07/04/19, EUR	6,059	8,907
Canadian Government Bond
4.00%, 06/01/16, CAD	1,201	1,305
1.50%, 03/01/17, CAD	2,028	2,015
3.50%, 06/01/20, CAD	1,473	1,656
Hong Kong Government Bond
4.13%, 02/22/13, HKD	3,350	443
2.03%, 03/18/13, HKD	12,000	1,567
1.67%, 03/24/14, HKD	2,400	317
3.51%, 12/08/14, HKD	7,050	981
1.69%, 12/22/14, HKD	5,800	774
Malaysia Government Bond
2.51%, 08/27/12, MYR	10,690	3,364
3.46%, 07/31/13, MYR	2,905	919
United Kingdom Treasury Bond
4.00%, 09/07/16, GBP	1,062	1,893
4.75%, 03/07/20, GBP	7,604	14,831
Other Securities		2,946
		91,959
Treasury Inflation Index Securities - 0.1%
Other Securities		1,254
U.S. Treasury Securities - 6.8%
U.S. Treasury Note
0.63%, 07/31/12	829	829
2.38%, 02/28/15	2,727	2,869
2.50%, 03/31/15	9,232	9,762
2.25%, 03/31/16	10,102	10,743
0.88%, 01/31/17	1,884	1,901
0.63%, 05/31/17	2,500	2,489
1.38%, 09/30/18	5,739	5,875
3.50%, 05/15/20	17,554	20,511
2.63%, 08/15/20	9,509	10,465
2.00%, 11/15/21	1,699	1,761
1.75%, 05/15/22	4,189	4,223
		71,428
Total Government and Agency Obligations (cost $164,038)		164,641

SHORT TERM INVESTMENTS - 23.9%
Securities Lending Collateral - 4.7%
Securities Lending Cash Collateral Fund LLC, 0.34% (a) (h)	49,523	49,523
Treasury Securities - 19.2%
Canadian Treasury Bill
0.93%, 08/02/12, CAD	8,267	8,113
0.98%, 08/30/12, CAD	2,533	2,484
0.86%, 09/27/12, CAD	5,224	5,120
Japan Treasury Bill
0.00%,08/06/12, JPY	200,000	2,502
0.00%,11/09/12, JPY	200,000	2,501
Singapore Treasury Bill
0.17%, 07/26/12, SGD	2,708	2,137
0.16%, 08/02/12, SGD	3,936	3,107
U.S. Treasury Bill
0.05%, 07/05/12 (e)	$20,335	20,335
0.08%, 07/19/12	15,650	15,649
0.07%, 07/26/12 (e)	16,670	16,669
0.11%, 08/02/12	27,270	27,268
0.11%, 08/09/12	6,100	6,100
0.05%, 08/16/12	800	800
0.08%, 08/23/12	23,020	23,018
0.12%, 08/30/12 (e)	3,450	3,450
0.14%, 09/06/12	26,200	26,197
0.15%, 09/13/12 (e)	26,170	26,166
0.14%, 09/20/12	8,100	8,099
Other Securities		2,317
		202,032
Total Short Term Investments (cost $251,655)		251,555

Total Investments - 105.3% (cost $1,105,214)		1,107,862
Other Assets and Liabilities, Net - (5.3%) (o)		(55,714)
Total Net Assets - 100.0%		$1,052,148

JNL/Brookfield Global Infrastructure Fund

Sector Weightings:	Percentage of Total Investments
Energy	38.3%
Utilities	29.7
Industrials	9.1
Financials	4.4
Telecommunication Services	3.9
Consumer Discretionary	0.7
Warrants	0.1
Short Term Investments	13.8
Total Investments	100.0%

COMMON STOCKS - 98.7%
CONSUMER DISCRETIONARY - 0.8%
Eutelsat Communications Group SA	50	$1,553

ENERGY - 43.9%
Chesapeake Midstream Partners LP	176	4,784
Enbridge Inc. (e)	281	11,214
Energy Transfer Equity LP	143	5,874
Enterprise Products Partners LP	153	7,824
EQT Midstream Partners LP	85	2,034
Gibson Energy (r)	82	1,666
Inergy LP	205	3,821
Keyera Corp. (e)	47	1,973
Kinder Morgan Inc.	300	9,680
MarkWest Energy Partners LP	100	4,931
Pembina Pipeline Corp. (e)	114	2,906
Plains All American Pipeline LP	59	4,800
Spectra Energy Corp.	233	6,777
Tesoro Logistics LP	57	1,915
TransCanada Corp. (e)	231	9,677
Williams Cos. Inc.	102	2,931
Williams Partners LP	38	1,959
		84,766
FINANCIALS - 5.0%
American Tower Corp.	139	9,745

INDUSTRIALS - 10.5%
Abertis Infraestructuras SA	203	2,745
DP World Ltd.	162	1,733
Ferrovial SA	352	3,973
Flughafen Zuerich AG	6	1,967
Fraport AG Frankfurt Airport Services Worldwide	30	1,599
Groupe Eurotunnel SA	374	3,040
Shenzhen International Holdings Ltd.	17,402	1,075
Sichuan Expressway Co. Ltd. (e)	3,516	1,193
Transurban Group	496	2,899
		20,224
TELECOMMUNICATION SERVICES - 4.5%
Crown Castle International Corp. (c)	82	4,792

See accompanying Notes to Financial Statements.

	Shares/Par (p)	Value
SBA Communications Corp. (c)	67	3,800
		8,592
UTILITIES - 34.0%
American Water Works Co. Inc.	56	1,906
CenterPoint Energy Inc.	138	2,857
Consolidated Edison Inc.	43	2,655
DUET Group (e)	687	1,302
Hong Kong & China Gas Co. Ltd.	1,350	2,867
National Grid Plc	1,172	12,418
NiSource Inc.	78	1,918
Northeast Utilities	74	2,884
Oneok Inc.	137	5,801
PG&E Corp.	169	7,651
Red Electrica Corp. SA (e)	45	1,977
Sempra Energy	84	5,751
Severn Trent Plc	74	1,913
Snam Rete Gas SpA	660	2,958
Southwest Gas Corp.	65	2,837
Spark Infrastructure Group (e)	621	974
Tokyo Gas Co. Ltd.	373	1,904
United Utilities Group Plc	360	3,813
WGL Holdings Inc.	33	1,324
		65,710
Total Common Stocks (cost $181,365)		190,590

WARRANTS - 0.2%
Kinder Morgan Inc. (c)	145	313

Total Warrants (cost $260)		313

SHORT TERM INVESTMENTS - 15.8%
Investment Company - 5.0%
JNL Money Market Fund, 0.09% (a) (h)	9,676	9,676

Securities Lending Collateral - 10.8%
Securities Lending Cash Collateral Fund LLC, 0.34% (a) (h)	20,873	20,873

Total Short Term Investments (cost $30,549)		30,549

Total Investments - 114.7% (cost $212,174)		221,452
Other Assets and Liabilities, Net - (14.7%)		(28,390)
Total Net Assets - 100.0%		$193,062

JNL/Capital Guardian Global Balanced Fund

Sector Weightings:	Percentage of Total Investments
Government Securities	20.5%
Financials	13.6
Information Technology	9.6
Energy	7.8
Health Care	7.6
Industrials	6.9
Consumer Discretionary	6.6
Telecommunication Services	4.2
Materials	4.1
Consumer Staples	4.0
U.S. Government Agency MBS	3.8
Utilities	0.7
Short Term Investments	10.6
Total Investments	100.0%

COMMON STOCKS - 63.4%
CONSUMER DISCRETIONARY - 6.5%
Amazon.com Inc.	1	$320
Anhanguera Educacional Participacoes SA	23	294
Bajaj Auto Ltd.	26	735
Bayerische Motoren Werke AG	8	550
Carnival Corp.	19	655
Coach Inc.	14	807
Comcast Corp. - Class A	23	742
Compagnie Financiere Richemont SA	14	750
Daimler AG	29	1,310
Darden Restaurants Inc.	5	263
Denso Corp.	19	636
Discovery Communications Inc. - Class A (c)	24	1,285
Dongfeng Motor Group Co. Ltd.	360	563
DreamWorks Animation SKG Inc. - Class A (c) (e)	25	473
Fast Retailing Co. Ltd.	3	600
Gannett Co. Inc.	61	893
GKN Plc	477	1,353
Hennes & Mauritz AB - Class B	41	1,471
Home Depot Inc.	54	2,835
Hyundai Mobis	6	1,355
Li & Fung Ltd.	326	631
Li Ning Co. Ltd.	199	112
New Oriental Education & Technology Group - ADR (c)	18	439
Nike Inc. - Class B	8	729
Sanrio Co. Ltd. (e)	13	456
SES SA - FDR - Class A	57	1,336
Signet Jewelers Ltd.	24	1,047
Swatch Group AG	1	205
Swatch Group AG	1	35
Tiffany & Co.	23	1,207
Time Warner Cable Inc.	6	484
Urbi Desarrollos Urbanos SAB DE CV (c)	39	37
Walt Disney Co.	16	776
		25,384
CONSUMER STAPLES - 3.8%
Ajinomoto Co. Inc.	134	1,865
Coca-Cola Amatil Ltd.	53	726
Danone SA	38	2,352
Hypermarcas SA (c)	97	572
Imperial Tobacco Group Plc	46	1,767
Nestle SA	56	3,360
Olam International Ltd. (e) (q)	199	288
Pernod-Ricard SA (e)	35	3,711
SABMiller Plc	2	84
Tesco Plc	18	88
Tingyi Cayman Islands Holding Corp.	22	57
		14,870
ENERGY - 7.9%
Anadarko Petroleum Corp.	18	1,192
Baker Hughes Inc.	18	723
BG Group Plc	114	2,336
Cameco Corp. (e)	106	2,336
Cenovus Energy Inc.	59	1,860
Chevron Corp.	13	1,361
China Petroleum & Chemical Corp. - Class H	1,138	1,017
Cobalt International Energy Inc. (c)	35	825
EnCana Corp.	9	190

See accompanying Notes to Financial Statements.

	Shares/Par (p)	Value
EnCana Corp.	5	104
Ensco Plc - Class A	9	409
Fugro NV	14	874
Gazprom OAO - ADR	125	1,190
Gazprom OAO - ADR	1	9
Halliburton Co.	99	2,819
Lukoil OAO - ADR (c)	18	1,026
Noble Energy Inc.	34	2,918
Oil Search Ltd.	83	565
Petroleo Brasileiro SA - ADR	9	170
Repsol YPF SA (e)	30	488
Royal Dutch Shell Plc - Class A	24	810
Sasol Ltd.	28	1,185
Schlumberger Ltd.	57	3,674
SeaDrill Ltd.	11	378
TransCanada Corp.	10	415
Tullow Oil Plc	78	1,811
WorleyParsons Ltd.	15	389
		31,074
FINANCIALS - 11.9%
ACE Ltd.	32	2,335
AFLAC Inc.	16	681
AIA Group Ltd. (q)	1,151	3,976
Allstate Corp.	49	1,723
American Tower Corp.	55	3,838
Aon Plc - Class A	8	379
Azrieli Group (e)	23	519
Banco Bradesco SA - ADR	62	921
Bank Mandiri Persero Tbk PT	383	297
Bank of China Ltd. - Class H	1,889	726
Bank Pekao SA	3	120
Barclays Plc	726	1,854
BB&T Corp.	77	2,360
BlackRock Inc.	23	3,855
BNP Paribas	17	640
China Life Insurance Co. Ltd.	69	182
DBS Group Holdings Ltd.	45	492
Goldman Sachs Group Inc.	24	2,281
Grupo Financiero Inbursa SA	383	861
Hana Financial Group Inc.	28	899
HSBC Holdings Plc	288	2,539
HSBC Holdings Plc (e)	100	881
ICICI Bank Ltd.	28	448
Industrial & Commercial Bank of China - Class H	3,043	1,706
Intact Financial Corp.	3	181
JPMorgan Chase & Co.	31	1,097
Kotak Mahindra Bank Ltd.	108	1,154
Link Real Estate Investment Trust	166	680
Marsh & McLennan Cos. Inc.	75	2,408
NYSE Euronext	7	171
Progressive Corp.	16	327
QBE Insurance Group Ltd.	54	745
Sampo Oyj - Class A	52	1,356
Sberbank of Russia - ADR	185	1,948
Sberbank of Russia - ADR	33	357
Standard Chartered Plc	12	250
Sumitomo Mitsui Financial Group Inc.	12	383
Svenska Handelsbanken - Class A	24	789
Vienna Insurance Group	4	166
		46,525
HEALTH CARE - 7.5%
Allergan Inc.	15	1,407
AMERIGROUP Corp. (c)	11	745
Baxter International Inc.	9	478
Bayer AG	38	2,744
Bristol-Myers Squibb Co.	180	6,457
Cerner Corp. (c)	17	1,413
Express Scripts Holding Co. (c)	35	1,937
Gilead Sciences Inc. (c)	109	5,610
Novo-Nordisk A/S - Class B	7	1,082
Roche Holding AG	10	1,713
Seattle Genetics Inc. (c) (e)	80	2,036
Shandong Weigao Group Medical Polymer Co. Ltd. - Class H	340	380
Shire Plc	49	1,421
Shire Plc - ADR	4	320
Sonova Holding AG	6	574
Sysmex Corp.	30	1,179
		29,496
INDUSTRIALS - 7.4%
Adani Enterprises Ltd.	67	271
Andritz AG	31	1,609
Assa Abloy AB - Class B	46	1,271
Beijing Enterprises Holdings Ltd.	146	878
Bilfinger Berger SE	11	908
Caterpillar Inc.	17	1,435
Cia de Concessoes Rodoviarias	59	479
Danaher Corp.	40	2,099
Eaton Corp.	74	2,945
Enka Insaat ve Sanayi A/S	91	245
Fanuc Ltd.	4	723
Firstgroup Plc	48	169
General Electric Co.	23	483
Impulsora del Desarrollo y El Empleo en America Latina SAB de CV (c) (e)	126	213
Iron Mountain Inc.	33	1,084
Jacobs Engineering Group Inc. (c)	34	1,280
Jardine Matheson Holdings Ltd.	11	546
Kurita Water Industries Ltd.	15	349
Mitsubishi Corp.	16	321
Nielsen Holdings NV (c)	28	729
Norfolk Southern Corp.	26	1,873
Progressive Waste Solutions Ltd.	71	1,345
Sany Heavy Equipment International Holdings Co. Ltd.	589	318
Schneider Electric SA	43	2,364
Siemens AG	17	1,428
SMC Corp.	5	902
Sumitomo Corp.	97	1,354
Sumitomo Electric Industries Ltd.	36	452
United Technologies Corp.	11	793
		28,866
INFORMATION TECHNOLOGY - 10.2%
Accenture Plc - Class A	16	949
Apple Inc. (c)	7	3,854
ASML Holding NV	50	2,567
Asustek Computer Inc.	126	1,154
Broadcom Corp. - Class A	59	1,998
Canon Inc. (e)	22	874
Daum Communications Corp.	9	831
Delta Electronics Inc.	166	510
Flextronics International Ltd. (c)	117	722
Freescale Semiconductor Holdings I Ltd. (c) (e)	17	171
Genpact Ltd. (c)	113	1,876
Google Inc. - Class A (c)	8	4,409
Hamamatsu Photonics KK	5	173
Hewlett-Packard Co.	12	239

See accompanying Notes to Financial Statements.

	Shares/Par (p)	Value
International Business Machines Corp.	5	1,037
Juniper Networks Inc. (c)	89	1,452
Keyence Corp. (e)	2	609
KLA-Tencor Corp.	52	2,561
Murata Manufacturing Co. Ltd.	49	2,572
Nintendo Co. Ltd.	5	596
Oracle Corp.	65	1,942
Oracle Corp. Japan	9	396
Parametric Technology Corp. (c)	30	625
Premier Farnell Plc	54	146
QUALCOMM Inc.	23	1,303
Samsung Electronics Co. Ltd.	2	1,819
Samsung Electronics Co. Ltd. - GDR	1	410
Sohu.com Inc. (c) (e)	3	147
Taiwan Semiconductor Manufacturing Co. Ltd.	79	216
TDK Corp. (e)	10	391
Temenos Group AG (c)	26	427
Trend Micro Inc. (e)	4	121
Tripod Technology Corp.	83	236
Visa Inc. - Class A	13	1,595
Yandex NV - Class A (c)	37	705
Yandex NV - Class A (c) (e)	3	59
		39,692
MATERIALS - 4.1%
Air Products & Chemicals Inc.	3	218
Alacer Gold Corp.	20	109
Allegheny Technologies Inc.	30	970
Anglo American Plc	10	312
Barrick Gold Corp.	4	139
Barrick Gold Corp.	11	417
Centerra Gold Inc.	29	201
Cliffs Natural Resources Inc.	6	296
Glencore International Plc (e)	36	165
Holcim Ltd.	10	548
Iluka Resources Ltd. (e)	27	318
Inmet Mining Corp.	12	488
Koninklijke DSM NV	25	1,209
Labrador Iron Ore Royalty Corp.	38	1,209
Lee & Man Paper Manufacturing Ltd.	1,471	595
Mondi Plc	119	1,019
Monsanto Co.	38	3,162
OCI Co. Ltd.	3	607
Petra Diamonds Ltd. (c)	98	186
Rio Tinto Plc	6	276
Syngenta AG	7	2,246
Vale SA - ADR	10	201
Weyerhaeuser Co.	41	919
Xstrata Plc	15	191
		16,001
TELECOMMUNICATION SERVICES - 3.9%
AT&T Inc.	78	2,792
Bharti Airtel Ltd.	172	949
China Mobile Ltd.	57	620
HKT Ltd. (q)	910	714
Koninklijke KPN NV (e)	26	247
Magyar Telekom Telecommunications Plc	63	124
Oi SA	59	279
Oi SA - ADR (e)	19	88
Oi SA - ADR (e)	85	1,052
Rostelecom OJSC - ADR (e)	10	218
Singapore Telecommunications Ltd.	183	479
SoftBank Corp.	129	4,817
Telekomunikacja Polska SA	97	455
Telstra Corp. Ltd.	190	720
TELUS Corp. (e)	5	316
Verizon Communications Inc.	26	1,169
		15,039
UTILITIES - 0.2%
Cia de Saneamento Basico do Estado de Sao Paulo	3	121
Cia de Saneamento Basico do Estado de Sao Paulo - ADR	1	99
Cia de Saneamento de Minas Gerais	7	141
National Grid Plc	50	528
		889
Total Common Stocks (cost $237,769)		247,836

PREFERRED STOCKS - 0.5%
INFORMATION TECHNOLOGY - 0.0%
ASAT Holdings Ltd., 13.00% (f)	7	—

MATERIALS - 0.2%
Fuchs Petrolub AG	16	873

TELECOMMUNICATION SERVICES - 0.3%
Oi SA	247	1,017
Total Preferred Stocks (cost $2,329)		1,890

RIGHTS - 0.0%
Repsol YPF SA (c) (e)	30	21

Total Rights (cost $21)		21

CORPORATE BONDS AND NOTES - 6.4%
CONSUMER DISCRETIONARY - 0.6%
Altegrity Inc., 10.50%, 11/01/15 (e) (q)	$200	182
CCO Holdings LLC, 7.25%, 10/30/17 (e)	400	436
Comcast Corp., 5.88%, 02/15/18	250	296
MGM Resorts International, 5.88%, 02/27/14	350	359
Michaels Stores Inc., 7.75%, 11/01/18	550	580
Nextel Communications Inc., 7.38%, 08/01/15 (e) (q)	300	300
Toys R Us Property Co. II LLC, 8.50%, 12/01/17 (e)	200	208
		2,361
CONSUMER STAPLES - 0.5%
Anheuser-Busch InBev NV, 8.63%, 01/30/17, EUR	425	700
Imperial Tobacco Finance Plc, 8.38%, 02/17/16, EUR	250	382
Reynolds Group Issuer Inc., 7.88%, 08/15/19 (q)	325	352
Tesco Plc, 5.50%, 01/13/33, GBP	300	513
		1,947
ENERGY - 0.4%
Kinder Morgan Energy Partners LP, 6.00%, 02/01/17	200	231
Petroleos Mexicanos, 6.50%, 06/02/41 (q)	55	64
TransCanada Pipelines Ltd., 6.50%, 08/15/18 (e)	475	591
Transocean Inc., 5.05%, 12/15/16	350	380
Williams Partners LP, 5.25%, 03/15/20	350	393
		1,659
FINANCIALS - 2.7%
Aviva Plc, 5.25%, 10/02/23 (i), EUR	150	182
Bank of America Corp., 5.75%, 12/01/17	180	192

See accompanying Notes to Financial Statements.

	Shares/Par (p)	Value
Barclays Bank Plc, 5.13%, 01/08/20 (e)	285	309
BNP Paribas, 5.00%, 01/15/21	500	513
CEVA Group Plc, 8.38%, 12/01/17 (e) (q)	400	388
CIT Group Inc., 7.00%, 05/02/16 (e) (q)	300	301
Enel Finance International SA, 3.88%, 10/07/14 (q)	300	295
Eurohypo AG, 4.50%, 01/21/13, EUR	100	129
European Investment Bank, 4.63%, 04/15/20, EUR	1,050	1,542
General Electric Capital European Funding, 5.38%, 01/23/20, EUR	250	365
Goldman Sachs Group Inc., 5.25%, 07/27/21	300	305
HSBC Bank Plc, 4.13%, 08/12/20 (e) (q)	625	651
Intesa Sanpaolo SpA, 6.50%, 02/24/21	165	144
JPMorgan Chase & Co., 4.35%, 08/15/21	625	660
Kimco Realty Corp., 5.58%, 11/23/15 (e)	325	352
Lloyds TSB Bank Plc, 6.50%, 03/24/20, EUR	500	551
Merrill Lynch & Co. Inc., 4.63%, 09/14/18, EUR	250	290
Morgan Stanley, 5.50%, 07/28/21	200	197
Nordea Hypotek AB, 4.00%, 06/18/14, SEK	2,600	390
ProLogis Inc., 7.38%, 10/30/19	600	727
Realogy Corp., 7.88%, 02/15/19 (e) (q)	275	269
Royal Bank of Scotland Plc
4.38%, 07/13/16, EUR	250	346
5.50%, 03/23/20, EUR	250	341
Standard Chartered Bank, 6.40%, 09/26/17 (q)	300	332
Standard Chartered Plc, 3.85%, 04/27/15 (q)	225	235
UBS AG, 4.88%, 08/04/20	345	369
Westfield Europe Finance Plc., 5.50%, 06/27/17, GBP	150	259
Zurich Finance USA Inc., 5.75%, 10/02/23 (i), EUR	100	128
		10,762
HEALTH CARE - 0.7%
Bausch & Lomb Inc., 9.88%, 11/01/15	200	209
HCA Inc., 6.38%, 01/15/15	500	531
Merck & Co. Inc.
5.38%, 10/01/14, EUR	350	485
6.00%, 09/15/17	475	581
Pfizer Inc., 6.20%, 03/15/19	400	501
Roche Holdings Inc., 6.00%, 03/01/19 (l) (q)	400	498
		2,805
INDUSTRIALS - 0.1%
TransDigm Inc., 7.75%, 12/15/18 (e)	200	220
Volvo AB, 5.00%, 05/31/17, EUR	150	209
		429
INFORMATION TECHNOLOGY - 0.2%
First Data Corp.
9.88%, 09/24/15	23	23
8.25%, 01/15/21 (q)	350	350
12.63%, 01/15/21	201	201
8.75%, 01/15/22 (e) (q)	100	101
		675
MATERIALS - 0.1%
Cemex Espana Luxembourg, 9.25%, 05/12/20 (q)	95	80
Georgia Gulf Corp., 9.00%, 01/15/17 (e) (q)	300	335
		415
TELECOMMUNICATION SERVICES - 0.5%
AT&T Inc., 2.95%, 05/15/16	600	636
Clearwire Communications LLC, 14.75%, 12/01/16 (q)	250	245
Frontier Communications Corp., 9.25%, 07/01/21 (e)	375	403
Koninklijke KPN NV, 4.75%, 01/17/17, EUR	200	277
Telecom Italia SpA, 8.25%, 03/21/16, EUR	150	207
		1,768
UTILITIES - 0.6%
Abu Dhabi National Energy Co., 6.17%, 10/25/17	650	743
AES Corp.
7.75%, 10/15/15	125	140
8.00%, 10/15/17 (e)	200	228
Iberdrola Finance Ireland Ltd., 3.80%, 09/11/14 (q)	525	511
National Grid Plc, 6.30%, 08/01/16	300	346
Veolia Environnement, 6.00%, 06/01/18	200	221
		2,189
Total Corporate Bonds and Notes (cost $24,380)		25,010

GOVERNMENT AND AGENCY OBLIGATIONS - 26.2%
GOVERNMENT SECURITIES - 22.1%
Sovereign - 15.2%
Brazil Notas do Tesouro Nacional, 6.00%, 05/15/17, BRL	580	678
Brazilian Government International Bond, 11.00%, 08/17/40	250	323
Bundesrepublik Deutschland
3.00%, 07/04/20, EUR	2,300	3,294
2.25%, 09/04/21, EUR	1,350	1,821
3.25%, 07/04/42, EUR	800	1,211
Canadian Government Bond
4.50%, 06/01/15, CAD	1,500	1,616
4.25%, 06/01/18, CAD	950	1,085
Chile Government International Bond, 3.88%, 08/05/20	150	167
Colombia Government International Bond
12.00%, 10/22/15, COP	231,000	160
4.38%, 07/12/21	200	225
9.85%, 06/28/27, COP	120,000	102
Croatia Government International Bond, 6.75%, 11/05/19 (q)	625	627
Finnish Government Bond, 3.88%, 09/15/17, EUR	550	790
Hungary Government Bond
6.25%, 01/29/20	200	195
7.63%, 03/29/41	48	47
Indonesia Government Bond
11.00%, 10/15/14, IDR	65,000	8
9.50%, 06/15/15, IDR	2,200,000	261
10.75%, 05/15/16, IDR	145,000	18
12.80%, 06/15/21, IDR	495,000	76
Japan Government Bond
1.50%, 09/20/14, JPY	50,000	645
1.70%, 09/20/17, JPY	400,000	5,382
1.00%, 09/20/20, JPY	140,000	1,805
1.20%, 06/20/21, JPY	365,000	4,757
2.00%, 12/20/25, JPY	95,000	1,304
2.30%, 12/20/35, JPY	50,000	687
Korea Treasury Bond
4.25%, 09/10/14, KRW	2,150,000	1,914
5.25%, 09/10/15, KRW	150,000	138
Malaysia Government Bond, 5.09%, 04/30/14, MYR	1,175	384
Mexican Bonos
9.50%, 12/18/14, MXN	29,000	2,414

See accompanying Notes to Financial Statements.

	Shares/Par (p)	Value
8.00%, 12/17/15, MXN	8,000	661
6.50%, 06/10/21, MXN	2,500	203
Mexican Udibonos, 4.00%, 11/15/40, MXN	2,475	220
Mexico Government International Bond, 5.13%, 01/15/20	350	410
Netherlands Government Bond
3.25%, 07/15/15, EUR	1,250	1,708
4.00%, 07/15/19, EUR	600	875
Norway Government Bond, 4.25%, 05/19/17, NOK	6,400	1,212
Poland Government Bond, 5.75%, 04/25/14 - 10/25/21, PLN	7,250	2,233
Poland Government International Bond, 5.13%, 04/21/21	125	138
Queensland Treasury Corp., 6.00%, 10/14/15, AUD	475	529
Republic of Argentina, 8.28%, 12/31/33	—	—
Republic of Belarus, 8.95%, 01/26/18	400	370
Republic of Deutschland
3.75%, 07/04/13, EUR	825	1,082
4.25%, 07/04/14, EUR	2,250	3,081
Republic of Iraq, 5.80%, 01/15/28	350	285
Republic of Latvia, 5.25%, 02/22/17 (q)	200	207
Republic of Philippines, 9.88%, 01/15/19	200	283
Republic of Venezuela, 9.38%, 01/13/34	300	231
Romanian Government International Bond, 6.75%, 02/07/22 (e) (q)	100	104
Russia Government International Bond, 5.00%, 04/29/20	200	218
Russian Foreign Bond, 7.85%, 03/10/18 (e), RUB	15,000	487
Singapore Government Bond
3.63%, 07/01/14, SGD	1,250	1,055
4.00%, 09/01/18, SGD	875	828
2.25%, 06/01/21, SGD	1,300	1,096
South Africa Government Bond, 6.50%, 02/28/41, ZAR	2,700	256
Sweden Government Bond
6.75%, 05/05/14 (e), SEK	15,750	2,513
4.50%, 08/12/15, SEK	5,000	798
Turkey Government Bond, 4.00%, 04/29/15, TRY	275	156
Turkey Government International Bond
7.50%, 11/07/19	150	182
6.75%, 05/30/40	150	174
United Kingdom Treasury Bond
3.75%, 09/07/19 - 09/07/21, GBP	1,865	3,426
5.00%, 03/07/25, GBP	400	830
4.50%, 09/07/34, GBP	350	698
4.25%, 12/07/40, GBP	370	714
		59,397
Treasury Inflation Index Securities - 0.6%
U.S. Treasury Inflation Indexed Note, 2.00%, 07/15/14 (n)	1,556	1,649
United Kingdom Inflation Linked Treasury Bond, 2.25%, 03/07/14 (s), GBP	375	607
Uruguay Government International Inflation Index Bond, 5.00%, 09/14/18 (n), UYU	2,330	117
		2,373
U.S. Treasury Securities - 6.3%
U.S. Treasury Bond, 4.38%, 02/15/38	2,250	2,985
U.S. Treasury Note
2.75%, 02/28/13	3,100	3,152
4.25%, 08/15/13	4,025	4,204
1.25%, 02/15/14	1,175	1,193
1.38%, 11/30/15	5,450	5,611
3.50%, 05/15/20	2,000	2,337
3.13%, 05/15/21	1,100	1,252
2.13%, 08/15/21	4,025	4,231
		24,965
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 4.1%
Federal Home Loan Mortgage Corp. - 1.0%
Federal Home Loan Mortgage Corp., 4.50%, 04/15/41, TBA (g)	3,575	3,835
Federal National Mortgage Association - 2.7%
Federal National Mortgage Association
3.50%, 12/01/25 - 05/01/42	918	971
3.00%, 07/15/27, TBA (g)	2,250	2,357
6.00%, 07/01/38	742	818
4.00%, 02/01/41 - 03/01/41	3,625	3,864
3.50%, 07/15/41, TBA (g)	2,400	2,523
		10,533
Government National Mortgage Association - 0.4%
Government National Mortgage Association, 3.50%, 07/15/42, TBA (g)	1,475	1,576

Total Government and Agency Obligations (cost $99,683)		102,679

SHORT TERM INVESTMENTS - 11.4%
Investment Company - 5.9%
JNL Money Market Fund, 0.09% (a) (h)	23,135	23,135

Securities Lending Collateral - 5.5%
Securities Lending Cash Collateral Fund LLC, 0.34% (a) (h)	21,201	21,201
Securities Lending Liquidating Fund LLC, 0.38% (a) (h)	268	261
		21,462
Total Short Term Investments (cost $44,604)		44,597

Total Investments - 107.9% (cost $408,786)		422,033
Other Assets and Liabilities, Net - (7.9%)		(30,917)
Total Net Assets - 100.0%		$391,116

JNL/Capital Guardian Global Diversified Research Fund* (x)

Sector Weightings:	Percentage of Total Investments
Financials	17.5%
Information Technology	14.3
Health Care	13.5
Energy	11.9
Consumer Discretionary	9.4
Industrials	7.7
Materials	7.1
Consumer Staples	6.5
Telecommunication Services	4.0
Utilities	0.5
Short Term Investments	7.6
Total Investments	100.0%

See accompanying Notes to Financial Statements.

	Shares/Par (p)	Value
COMMON STOCKS - 97.7%
CONSUMER DISCRETIONARY - 9.9%
Carnival Corp.	103	$3,530
Comcast Corp. - Class A	104	3,334
Fast Retailing Co. Ltd.	10	2,081
Hennes & Mauritz AB - Class B	79	2,839
Home Depot Inc.	43	2,294
Time Warner Cable Inc.	28	2,274
Other Securities		14,775
		31,127
CONSUMER STAPLES - 6.8%
Coca-Cola Amatil Ltd.	338	4,638
Imperial Tobacco Group Plc	111	4,278
Nestle SA	47	2,805
Pernod-Ricard SA (e)	43	4,587
Other Securities		5,039
		21,347
ENERGY - 12.6%
BG Group Plc	344	7,042
Cenovus Energy Inc.	87	2,776
Chevron Corp.	39	4,115
Halliburton Co.	107	3,032
Royal Dutch Shell Plc - Class A	119	4,026
Tullow Oil Plc	133	3,081
WorleyParsons Ltd.	93	2,407
Other Securities		12,977
		39,456
FINANCIALS - 18.6%
AIA Group Ltd.	851	2,938
Allstate Corp.	62	2,161
American Tower Corp.	120	8,403
Aon Plc - Class A	45	2,100
BB&T Corp.	72	2,212
Hana Financial Group Inc.	118	3,761
Link Real Estate Investment Trust	1,031	4,224
QBE Insurance Group Ltd.	158	2,183
Sampo Oyj - Class A	89	2,299
Sumitomo Mitsui Financial Group Inc.	69	2,273
Other Securities		25,498
		58,052
HEALTH CARE - 14.3%
Allergan Inc.	50	4,582
AMERIGROUP Corp. (c)	32	2,103
Bayer AG	65	4,672
Bristol-Myers Squibb Co.	152	5,457
Cerner Corp. (c)	30	2,496
Gilead Sciences Inc. (c)	150	7,697
Novo-Nordisk A/S - Class B	17	2,499
Roche Holding AG	17	2,953
Seattle Genetics Inc. (c) (e)	184	4,672
Shire Plc	111	3,199
Other Securities		4,258
		44,588
INDUSTRIALS - 8.2%
Assa Abloy AB - Class B	101	2,818
Caterpillar Inc.	26	2,225
Danaher Corp.	65	3,375
Eaton Corp.	65	2,556
Schneider Electric SA	45	2,480
Other Securities		12,087
		25,541
INFORMATION TECHNOLOGY - 15.1%
Accenture Plc - Class A	35	2,085
Apple Inc. (c)	14	8,351
Google Inc. - Class A (c)	4	2,088
Oracle Corp.	73	2,171
Samsung Electronics Co. Ltd.	1	660
Samsung Electronics Co. Ltd. - GDR	6	3,101
Other Securities		28,809
		47,265
MATERIALS - 7.5%
Syngenta AG	10	3,372
Other Securities		20,227
		23,599
TELECOMMUNICATION SERVICES - 4.2%
Singapore Telecommunications Ltd.	1,060	2,776
Telstra Corp. Ltd.	729	2,762
Other Securities		7,706
		13,244
UTILITIES - 0.5%
Other Securities		1,603

Total Common Stocks (cost $279,171)		305,822

SHORT TERM INVESTMENTS - 8.0%
Investment Company - 2.0%
JNL Money Market Fund, 0.09% (a) (h)	6,145	6,145

Securities Lending Collateral - 6.0%
Securities Lending Cash Collateral Fund LLC, 0.34% (a) (h)	18,662	18,662
Securities Lending Liquidating Fund LLC, 0.38% (a) (h)	197	192
		18,854
Total Short Term Investments (cost $25,004)		24,999

Total Investments - 105.7% (cost $304,175)		330,821
Other Assets and Liabilities, Net - (5.7%)		(17,952)
Total Net Assets - 100.0%		$312,869

JNL/DFA U.S. Core Equity Fund* (x)

Sector Weightings:	Percentage of Total Investments
Information Technology	16.7%
Financials	15.2
Consumer Discretionary	12.6
Industrials	12.1
Health Care	10.5
Energy	9.6
Consumer Staples	7.8
Materials	4.6
Utilities	3.3
Telecommunication Services	2.7
Short Term Investments	4.9
Total Investments	100.0%

COMMON STOCKS - 99.6%
CONSUMER DISCRETIONARY - 13.2%
Amazon.com Inc.	4	$970
Comcast Corp.	11	352

See accompanying Notes to Financial Statements.

	Shares/Par (p)	Value
Comcast Corp. - Class A	39	1,247
Home Depot Inc.	20	1,081
McDonald’s Corp.	12	1,045
News Corp.	28	631
News Corp.	7	167
Walt Disney Co.	29	1,411
Other Securities		30,596
		37,151
CONSUMER STAPLES - 8.1%
Altria Group Inc.	24	829
Coca-Cola Co.	25	1,924
CVS Caremark Corp.	23	1,066
Kraft Foods Inc.	30	1,152
PepsiCo Inc.	18	1,293
Philip Morris International Inc.	21	1,806
Procter & Gamble Co.	35	2,125
Wal-Mart Stores Inc.	22	1,513
Other Securities		11,187
		22,865
ENERGY - 10.1%
Chevron Corp.	34	3,534
ConocoPhillips	22	1,246
Exxon Mobil Corp.	56	4,797
Occidental Petroleum Corp.	14	1,175
Schlumberger Ltd.	16	1,019
Other Securities		16,438
		28,356
FINANCIALS - 15.9%
American Express Co.	13	733
Bank of America Corp.	200	1,635
Berkshire Hathaway Inc.	21	1,708
Citigroup Inc.	54	1,471
Goldman Sachs Group Inc.	9	825
JPMorgan Chase & Co.	73	2,615
U.S. Bancorp	35	1,114
Wells Fargo & Co.	88	2,945
Other Securities		31,783
		44,711
HEALTH CARE - 11.0%
Abbott Laboratories	18	1,183
Amgen Inc.	11	767
Bristol-Myers Squibb Co.	20	733
Johnson & Johnson	33	2,196
Merck & Co. Inc.	47	1,979
Pfizer Inc.	131	3,010
UnitedHealth Group Inc.	13	755
Other Securities		20,187
		30,955
INDUSTRIALS - 12.7%
3M Co.	8	708
Caterpillar Inc.	8	705
General Electric Co.	190	3,949
Union Pacific Corp.	9	1,026
United Technologies Corp.	10	755
Other Securities		28,326
		35,845
INFORMATION TECHNOLOGY - 17.5%
Apple Inc. (c)	12	7,073
Cisco Systems Inc.	68	1,159
Google Inc. - Class A (c)	4	2,049
Intel Corp.	63	1,690
International Business Machines Corp.	14	2,692
Microsoft Corp.	96	2,923
Oracle Corp.	50	1,488
QUALCOMM Inc.	22	1,199
Visa Inc.	7	804
Other Securities		28,250
		49,312
MATERIALS - 4.8%
Other Securities		13,632

TELECOMMUNICATION SERVICES - 2.8%
AT&T Inc.	102	3,655
Verizon Communications Inc.	44	1,938
Other Securities		2,405
		7,977
UTILITIES - 3.5%
Other Securities		9,758

Total Common Stocks (cost $285,669)		280,562

SHORT TERM INVESTMENTS - 5.2%
Investment Company - 0.9%
JNL Money Market Fund, 0.09% (a) (h)	2,404	2,404

Securities Lending Collateral - 4.3%
Securities Lending Cash Collateral Fund LLC, 0.34% (a) (h)	12,161	12,161

Total Short Term Investments (cost $14,565)		14,565

Total Investments - 104.8% (cost $300,234)		295,127
Other Assets and Liabilities, Net - (4.8%)		(13,530)
Total Net Assets - 100.0%		$281,597

JNL/Eagle SmallCap Equity Fund* (x)

Sector Weightings:	Percentage of Total Investments
Information Technology	20.7%
Health Care	20.3
Consumer Discretionary	15.1
Industrials	14.2
Energy	7.0
Financials	6.2
Materials	6.0
Consumer Staples	1.4
Short Term Investments	9.1
Total Investments	100.0%

COMMON STOCKS - 98.4%
CONSUMER DISCRETIONARY - 16.4%
Bally Technologies Inc. (c)	347	$16,182
BJ’s Restaurants Inc. (c)	238	9,052
Genesco Inc. (c)	497	29,911
Shuffle Master Inc. (c)	1,311	18,087
Steven Madden Ltd. (c)	318	10,102
Vitamin Shoppe Inc. (c)	410	22,494
Other Securities		42,422
		148,250
CONSUMER STAPLES - 1.5%
The Fresh Market Inc. (c) (e)	258	13,813

See accompanying Notes to Financial Statements.

	Shares/Par (p)	Value
ENERGY - 7.5%
Lufkin Industries Inc.	358	19,436
Oasis Petroleum Inc. (c) (e)	526	12,730
OYO Geospace Corp. (c)	167	15,055
Other Securities		20,890
		68,111
FINANCIALS - 6.7%
Cash America International Inc.	277	12,186
Validus Holdings Ltd.	320	10,248
Other Securities		37,891
		60,325
HEALTH CARE - 22.0%
Air Methods Corp. (c)	114	11,154
ArthroCare Corp. (c)	429	12,560
Bruker Corp. (c)	666	8,871
Catalyst Health Solutions Inc. (c)	208	19,458
Centene Corp. (c)	338	10,200
Cepheid Inc. (c)	292	13,057
Cooper Cos. Inc.	132	10,555
Onyx Pharmaceuticals Inc. (c)	153	10,198
Parexel International Corp. (c)	324	9,136
Quality Systems Inc.	351	9,664
Salix Pharmaceuticals Ltd. (c)	265	14,408
Sirona Dental Systems Inc. (c)	267	11,997
United Therapeutics Corp. (c)	248	12,252
Other Securities		45,548
		199,058
INDUSTRIALS - 15.4%
Acacia Research Corp. (c)	241	8,972
Geo Group Inc. (c)	573	13,009
Hexcel Corp. (c)	355	9,165
JetBlue Airways Corp. (c)	1,603	8,495
Landstar System Inc.	171	8,852
Regal-Beloit Corp.	194	12,105
Triumph Group Inc.	244	13,705
WABCO Holdings Inc. (c)	168	8,895
Waste Connections Inc.	378	11,321
Other Securities		44,455
		138,974
INFORMATION TECHNOLOGY - 22.4%
Cavium Inc. (c) (e)	332	9,306
Coherent Inc. (c)	265	11,491
Compuware Corp. (c)	1,227	11,401
Cymer Inc. (c)	159	9,372
EZchip Semiconductor Ltd. (c) (e)	220	8,823
Fortinet Inc. (c)	620	14,389
Informatica Corp. (c)	205	8,665
IPG Photonics Corp. (c) (e)	212	9,238
Monster Worldwide Inc. (c) (e)	2,044	17,371
Nice Systems Ltd. - ADR (c)	451	16,505
OPNET Technologies Inc.	333	8,842
QLIK Technologies Inc. (c)	402	8,902
TIBCO Software Inc. (c)	326	9,766
Universal Display Corp. (c) (e)	243	8,739
Other Securities		49,674
		202,484
MATERIALS - 6.5%
Huntsman Corp.	938	12,140
Quaker Chemical Corp.	207	9,568
RTI International Metals Inc. (c)	484	10,945
Texas Industries Inc. (e)	230	8,964
Other Securities		17,137
		58,754
Total Common Stocks (cost $840,250)		889,769

SHORT TERM INVESTMENTS - 9.9%

Investment Company - 2.2%
JNL Money Market Fund, 0.09% (a) (h)	19,717	19,717

Securities Lending Collateral - 7.7%
Securities Lending Cash Collateral Fund LLC, 0.34% (a) (h)	69,295	69,295
Securities Lending Liquidating Fund LLC, 0.38% (a) (h)	370	361
		69,656
Total Short Term Investments (cost $89,382)		89,373

Total Investments - 108.3% (cost $929,632)		979,142
Other Assets and Liabilities, Net - (8.3%)		(75,223)
Total Net Assets - 100.0%		$903,919

JNL/Eastspring Investments Asia ex-Japan Fund

Sector Weightings:	Percentage of Total Investments
Financials	32.3%
Information Technology	16.7
Consumer Discretionary	10.1
Industrials	8.6
Materials	8.2
Energy	6.7
Telecommunication Services	5.8
Consumer Staples	2.9
Utilities	2.3
Health Care	1.4
Short Term Investments	5.0
Total Investments	100.0%

COMMON STOCKS - 96.1%

CONSUMER DISCRETIONARY - 9.5%
Belle International Holdings Ltd.	633	$1,084
Focus Media Holding Ltd. - ADR (e)	72	1,679
Genting Malaysia Bhd	1,641	1,873
Hankook Tire Co. Ltd.	30	1,209
Hyundai Motor Co.	13	2,640
Li & Fung Ltd.	666	1,290
Parkson Retail Group Ltd. (e)	1,570	1,402
Tata Motors Ltd.	644	1,543
		12,720
CONSUMER STAPLES - 2.9%
E-Mart Co. Ltd.	6	1,378
Hengan International Group Co. Ltd.	134	1,305
Salim Ivomas Pratama Tbk PT	9,111	1,281
		3,964
ENERGY - 6.9%
Banpu PCL	25	354
China Shenhua Energy Co. Ltd.	689	2,438
CNOOC Ltd.	917	1,849
GS Holdings Corp.	35	1,596
Reliance Industries Ltd.	119	1,587

See accompanying Notes to Financial Statements.

	Shares/Par (p)	Value
Sakari Resources Ltd.	1,271	1,391
		9,215
FINANCIALS - 33.0%
AMMB Holdings Bhd	830	1,653
Bangkok Bank PCL	296	1,947
Bangkok Bank PCL - NVDR	235	1,427
Bank of China Ltd.	8,012	3,078
Bank Rakyat Indonesia Persero Tbk PT	5,223	3,577
BOC Hong Kong Holdings Ltd.	819	2,520
Bumi Serpong Damai PT	8,549	1,086
CapitaLand Ltd.	127	274
Cheung Kong Holdings Ltd.	214	2,642
China Construction Bank Corp.	4,724	3,264
China Pacific Insurance Group Co. Ltd.	1,028	3,355
Chinatrust Financial Holding Co. Ltd.	2,608	1,506
DBS Group Holdings Ltd. (e)	336	3,713
Federal Bank Ltd.	95	768
Hana Financial Group Inc.	81	2,573
ICICI Bank Ltd.	97	1,577
KB Financial Group Inc.	58	1,896
LIC Housing Finances Ltd.	274	1,332
Longfor Properties Co. Ltd. (e)	967	1,525
Perennial China Retail Trust	2,930	1,093
Sino Land Co.	1,192	1,810
Wharf Holdings Ltd.	272	1,511
		44,127
HEALTH CARE - 1.4%
Ranbaxy Laboratories Ltd.	211	1,870

INDUSTRIALS - 8.8%
Bharat Heavy Electricals Ltd.	304	1,276
China Shipping Development Co. Ltd.	2,926	1,379
COSCO Pacific Ltd.	1,810	2,483
Hutchison Whampoa Ltd.	214	1,856
Hyundai Engineering & Construction Co. Ltd.	37	2,117
Noble Group Ltd.	734	656
SembCorp Industries Ltd.	340	1,392
Voltas Ltd.	306	579
		11,738
INFORMATION TECHNOLOGY - 17.0%
AAC Technologies Holdings Inc.	434	1,263
Advanced Semiconductor Engineering Inc.	2,263	1,858
HON HAI Precision Industry Co. Ltd.	1,280	3,870
Infosys Technologies Ltd.	24	1,094
Samsung Electronics Co. Ltd.	8	8,011
Shanda Games Ltd. - ADR	256	1,024
Taiwan Semiconductor Manufacturing Co. Ltd.	1,506	4,121
Wistron Corp.	1,270	1,568
		22,809
MATERIALS - 8.3%
China Resources Cement Holdings Ltd. (e)	2,454	1,440
Formosa Chemicals & Fibre Corp.	819	2,170
Huabao International Holdings Ltd. (e)	3,348	1,665
LG Chem Ltd.	7	1,878
POSCO Inc.	4	1,179
Taiwan Fertilizer Co. Ltd.	771	1,782
Xingda International Holdings Ltd. (e)	3,114	1,029
		11,143
TELECOMMUNICATION SERVICES - 5.9%
Bharti Airtel Ltd.	66	364
China Mobile Ltd.	202	2,217
China Unicom Hong Kong Ltd.	1,148	1,444
Singapore Telecommunications Ltd.	1,239	3,245
XL Axiata Tbk PT	979	645
		7,915
UTILITIES - 2.4%
China Resources Power Holdings Co. Ltd.	750	1,549
Korea Electric Power Corp. (c)	72	1,631
		3,180
Total Common Stocks (cost $138,215)		128,681

PREFERRED STOCKS - 0.8%

CONSUMER DISCRETIONARY - 0.8%
Hyundai Motor Co.	16	1,080
Total Preferred Stocks (cost $968)		1,080

SHORT TERM INVESTMENTS - 5.1%

Investment Company - 2.2%
JNL Money Market Fund, 0.09% (a) (h)	2,958	2,958

Securities Lending Collateral - 2.9%
Securities Lending Cash Collateral Fund LLC, 0.34% (a) (h)	3,824	3,824
Securities Lending Liquidating Fund LLC, 0.38% (a) (h)	10	10
		3,834
Total Short Term Investments (cost $6,792)		6,792

Total Investments - 102.0% (cost $145,975)		136,553
Other Assets and Liabilities, Net - (2.0%)		(2,685)
Total Net Assets - 100.0%		$133,868

JNL/Eastspring Investments China-India Fund

Sector Weightings:	Percentage of Total Investments
Financials	30.8%
Energy	15.6
Consumer Discretionary	10.2
Information Technology	8.4
Telecommunication Services	7.0
Materials	5.7
Health Care	5.7
Consumer Staples	5.0
Utilities	2.5
Industrials	1.5
Short Term Investments	7.6
Total Investments	100.0%

COMMON STOCKS - 97.2%

CONSUMER DISCRETIONARY - 10.7%
Belle International Holdings Ltd.	3,693	$6,327
Focus Media Holding Ltd. - ADR	301	7,075
GOME Electrical Appliances Holdings Ltd. (e)	11,265	1,507
Mahindra & Mahindra Ltd.	182	2,327
Sun TV Network Ltd.	585	3,190
Tata Motors Ltd.	1,409	3,377
Tata Motors Ltd.	2,356	10,324
		34,127

See accompanying Notes to Financial Statements.

	Shares/Par (p)	Value
CONSUMER STAPLES - 5.2%
Colgate-Palmolive India Ltd.	415	8,954
ITC Ltd.	1,666	7,758
		16,712
ENERGY - 16.4%
Cairn India Ltd. (c)	763	4,238
China Petroleum & Chemical Corp.	9,064	8,101
China Shenhua Energy Co. Ltd.	1,939	6,859
CNOOC Ltd.	6,925	13,962
Oil India Ltd.	383	3,433
Reliance Industries Ltd.	1,183	15,752
		52,345
FINANCIALS - 32.4%
Axis Bank Ltd.	30	559
Bank of Baroda	475	6,263
Bank of China Ltd.	48,948	18,802
China Pacific Insurance Group Co. Ltd. (e)	2,739	8,938
China Resources Land Ltd. (e)	2,464	5,095
Franshion Properties China Ltd.	20,848	6,332
HDFC Bank Ltd.	989	10,071
ICICI Bank Ltd.	790	12,831
Industrial & Commercial Bank of China	24,193	13,562
LIC Housing Finances Ltd.	1,803	8,772
Mahindra & Mahindra Financial Services Ltd.	565	6,582
Ping an Insurance Group Co. of China Ltd. (e)	694	5,612
		103,419
HEALTH CARE - 6.0%
Dr. Reddy’s Laboratories Ltd.	411	12,174
Ranbaxy Laboratories Ltd. (c)	772	6,848
		19,022
INDUSTRIALS - 1.6%
China Merchants Holdings International Co. Ltd.	230	704
Fosun International Ltd.	5,436	2,847
Sinotrans Shipping Ltd.	6,357	1,495
		5,046
INFORMATION TECHNOLOGY - 8.8%
AAC Technologies Holdings Inc.	412	1,199
Infosys Technologies Ltd.	314	14,200
Mphasis Ltd.	602	4,015
OnMobile Global Ltd. (c)	427	235
Sohu.com Inc. (c) (e)	94	4,196
Travelsky Technology Ltd.	8,140	4,243
		28,088
MATERIALS - 6.0%
China Resources Cement Holdings Ltd. (e)	9,796	5,748
Hindalco Industries Ltd.	2,621	5,699
Huabao International Holdings Ltd. (e)	11,470	5,705
Xingda International Holdings Ltd. (e)	6,274	2,074
		19,226
TELECOMMUNICATION SERVICES - 7.4%
Bharti Airtel Ltd.	71	389
China Mobile Ltd.	940	10,313
China Unicom Hong Kong Ltd.	8,007	10,068
Idea Cellular Ltd. (c)	2,039	2,783
		23,553
UTILITIES - 2.7%
China Resources Power Holdings Co. Ltd.	2,688	5,553
GAIL India Ltd.	476	3,025
		8,578
Total Common Stocks (cost $364,966)		310,116

SHORT TERM INVESTMENTS - 8.0%

Investment Company - 1.6%
JNL Money Market Fund, 0.09% (a) (h)	5,164	5,164

Securities Lending Collateral - 6.4%
Securities Lending Cash Collateral Fund LLC, 0.34% (a) (h)	20,390	20,390
Securities Lending Liquidating Fund LLC, 0.38% (a) (h)	12	12
		20,402
Total Short Term Investments (cost $25,566)		25,566

Total Investments - 105.2% (cost $390,532)		335,682
Other Assets and Liabilities, Net - (5.2%)		(16,667)
Total Net Assets - 100.0%		$319,015

JNL/Franklin Templeton Founding Strategy Fund (b)

INVESTMENT COMPANIES - 100.0%
JNL/Franklin Templeton Global Growth Fund (66.5%) (a)	46,972	$371,546
JNL/Franklin Templeton Income Fund (26.7%) (a)	36,088	378,922
JNL/Franklin Templeton Mutual Shares Fund (50.1%) (a)	43,048	373,662
Total Investment Companies (cost $1,147,471)		1,124,130

Total Investments - 100.0% (cost $1,147,471)		1,124,130
Other Assets and Liabilities, Net - (0.0%)		(79)
Total Net Assets - 100.0%		$1,124,051

JNL/Franklin Templeton Global Growth Fund* (x)

Sector Weightings:	Percentage of Total Investments
Financials	19.0%
Health Care	14.6
Consumer Discretionary	13.0
Information Technology	12.2
Industrials	11.4
Energy	9.6
Telecommunication Services	8.0
Materials	2.8
Consumer Staples	2.1
Short Term Investments	7.3
Total Investments	100.0%

COMMON STOCKS - 95.7%

CONSUMER DISCRETIONARY - 13.5%
Comcast Corp. - Class A	13	$402
Comcast Corp. - Special Class A	418	13,125

See accompanying Notes to Financial Statements.

	Shares/Par (p)	Value
Compagnie Generale des Etablissements Michelin	88	5,741
Kingfisher Plc	1,185	5,345
News Corp. - Class A	290	6,459
Time Warner Cable Inc.	76	6,268
Time Warner Inc.	140	5,385
Toyota Motor Corp.	148	5,986
Viacom Inc. - Class B	113	5,312
Other Securities		21,258
		75,281
CONSUMER STAPLES - 2.2%
CVS Caremark Corp.	152	7,112
Tesco Plc	1,075	5,225
		12,337
ENERGY - 9.9%
Baker Hughes Inc.	165	6,796
BP Plc	857	5,725
Chevron Corp.	51	5,336
Royal Dutch Shell Plc	3	97
Royal Dutch Shell Plc - Class B	201	7,012
Total SA (e)	116	5,240
Other Securities		25,426
		55,632
FINANCIALS - 19.6%
American Express Co.	101	5,877
AXA SA	435	5,810
BNP Paribas	167	6,457
Citigroup Inc.	257	7,042
ING Groep NV (c)	1,055	7,074
Morgan Stanley	399	5,817
Swiss Re Ltd. (c)	102	6,444
UniCredit SpA (c)	1,596	6,052
Other Securities		58,824
		109,397
HEALTH CARE - 15.0%
Amgen Inc.	167	12,163
GlaxoSmithKline Plc	371	8,433
Medtronic Inc.	212	8,217
Merck & Co. Inc.	200	8,348
Merck KGaA	56	5,630
Pfizer Inc.	486	11,188
Roche Holding AG	48	8,312
Sanofi-Aventis SA	139	10,517
Other Securities		11,344
		84,152
INDUSTRIALS - 11.8%
Alstom SA (e)	188	5,960
Deutsche Lufthansa AG	518	5,993
International Consolidated Airlines Group SA (c)	2,990	7,484
Koninklijke Philips Electronics NV	334	6,585
Navistar International Corp. (c)	186	5,268
Randstad Holding NV	173	5,111
United Parcel Service Inc. - Class B	79	6,243
Other Securities		23,076
		65,720
INFORMATION TECHNOLOGY - 12.6%
Cisco Systems Inc.	498	8,557
Microsoft Corp.	359	10,981
Samsung Electronics Co. Ltd. - GDR (q)	2	1,214
Samsung Electronics Co. Ltd. - GDR	17	9,185
SAP AG	92	5,434
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	413	5,763
Telefonaktiebolaget LM Ericsson - Class B	560	5,126
Other Securities		23,968
		70,228
MATERIALS - 2.9%
Akzo Nobel NV	108	5,062
CRH Plc	451	8,643
Other Securities		2,265
		15,970
TELECOMMUNICATION SERVICES - 8.2%
Singapore Telecommunications Ltd.	2,869	7,513
Sprint Nextel Corp. (c)	1,744	5,684
Turkcell Iletisim Hizmet A/S - ADR (c)	432	5,417
Vodafone Group Plc	4,069	11,437
Other Securities		16,039
		46,090
Total Common Stocks (cost $599,415)		534,807

SHORT TERM INVESTMENTS - 7.5%

Investment Company - 4.1%
JNL Money Market Fund, 0.09% (a) (h)	23,117	23,117

Securities Lending Collateral - 3.4%
Securities Lending Cash Collateral Fund LLC, 0.34% (a) (h)	18,775	18,775
Securities Lending Liquidating Fund LLC, 0.38% (a) (h)	85	82
		18,857
Total Short Term Investments (cost $41,976)		41,974

Total Investments - 103.2% (cost $641,391)		576,781
Other Assets and Liabilities, Net - (3.2%)		(17,738)
Total Net Assets - 100.0%		$559,043

JNL/Franklin Templeton Global Multisector Bond Fund* (x)

Sector Weightings:	Percentage of Total Investments
Government Securities	64.8%
Consumer Discretionary	2.6
Financials	2.3
Energy	2.0
Telecommunication Services	1.2
Information Technology	0.9
Industrials	0.7
Materials	0.7
Consumer Staples	0.6
Health Care	0.4
Utilities	0.3
Short Term Investments	23.5
Total Investments	100.0%

CORPORATE BONDS AND NOTES - 11.9%

CONSUMER DISCRETIONARY - 2.6%
CCO Holdings LLC, 8.13%, 04/30/20 (e)	$600	$669
DISH DBS Corp., 5.88%, 07/15/22 (r)	400	404
Echostar DBS Corp., 7.13%, 02/01/16	400	439

See accompanying Notes to Financial Statements.

	Shares/Par (p)	Value
Edcon Pty Ltd.
9.50%, 03/01/18 (r)	1,650	1,518
9.50%, 03/01/18 (r), EUR	1,000	1,171
Harrah’s Operating Co. Inc., 11.25%, 06/01/17	600	655
MGM Resorts International
7.50%, 06/01/16	500	518
7.75%, 03/15/22 (e)	300	310
Visant Corp., 10.00%, 10/01/17 (e)	900	893
Other Securities		4,257
		10,834
CONSUMER STAPLES - 0.6%
Del Monte Corp., 7.63%, 02/15/19 (e)	700	706
Pinnacle Foods Finance LLC, 9.25%, 04/01/15 (e)	400	411
Reynolds Group Issuer Inc., 9.00%, 04/15/19 (e) (r)	900	898
Other Securities		583
		2,598
ENERGY - 2.1%
Chaparral Energy Inc., 8.25%, 09/01/21	700	740
Chesapeake Energy Corp., 6.63%, 08/15/20 (e)	700	693
Linn Energy LLC
6.25%, 11/01/19 (e) (r)	500	490
7.75%, 02/01/21 (e)	200	209
SandRidge Energy Inc., 8.00%, 06/01/18 (e) (r)	800	810
Other Securities		5,557
		8,499
FINANCIALS - 2.4%
Alfa Bank OJSC, 7.88%, 09/25/17 (r)	4,800	4,831
Ally Financial Inc.
8.00%, 12/31/18 (e)	500	554
7.50%, 09/15/20	200	225
CIT Group Inc.
7.00%, 05/02/17 (e) (r)	77	77
6.63%, 04/01/18 (r)	500	539
5.38%, 05/15/20	100	102
Pinnacle Foods Finance LLC, 8.25%, 09/01/17 (e)	400	423
Other Securities		3,060
		9,811
HEALTH CARE - 0.4%
Community Health Systems Inc.
8.88%, 07/15/15	246	252
8.00%, 11/15/19 (e)	500	533
HCA Inc.
7.50%, 02/15/22 (e)	400	436
5.88%, 03/15/22 (e)	400	418
		1,639
INDUSTRIALS - 0.8%
CHC Helicopter SA, 9.25%, 10/15/20 (e)	800	782
United Rentals North America Inc., 8.38%, 09/15/20 (e)	700	737
Other Securities		1,605
		3,124
INFORMATION TECHNOLOGY - 0.9%
CDW LLC, 8.50%, 04/01/19 (e)	700	745
CommScope Inc., 8.25%, 01/15/19 (e) (r)	700	740
Freescale Semiconductor Inc., 8.05%, 02/01/20	900	889
SunGard Data Systems Inc., 7.63%, 11/15/20 (e)	800	852
Other Securities		600
		3,826
MATERIALS - 0.7%
FMG Resources August 2006 Pty Ltd.
6.00%, 04/01/17 (e) (r)	200	201
6.88%, 02/01/18 (e) (r)	500	505
Other Securities		2,226
		2,932
TELECOMMUNICATION SERVICES - 1.1%
Cricket Communications Inc., 7.75%, 10/15/20 (e)	800	764
Intelsat Jackson Holdings SA, 7.50%, 04/01/21 (e)	700	740
Sprint Nextel Corp.
9.00%, 11/15/18 (e) (r)	900	1,006
7.00%, 03/01/20 (r)	100	104
Other Securities		1,864
		4,478
UTILITIES - 0.3%
Calpine Corp.
7.88%, 01/15/23 (e) (r)	600	654
7.88%, 01/15/23 (q)	100	109
Other Securities		478
		1,241
Total Corporate Bonds and Notes (cost $47,740)		48,982

GOVERNMENT AND AGENCY OBLIGATIONS - 66.6%

GOVERNMENT SECURITIES - 66.6%
Sovereign - 66.6%
Bank Negara Malaysia Monetary Notes
0.85%, 09/27/12, MYR	49,200	15,386
0.93%, 11/22/12, MYR	17,000	5,292
0.88%, 05/23/13, MYR	430	132
Ghana Government Bond
19.00%, 01/14/13, GHS	6,000	3,034
14.99%, 02/23/15, GHS	5,520	2,295
Hungary Government Bond
6.75%, 08/22/14, HUF	2,050,000	8,945
6.75%, 11/24/17, HUF	2,200,000	9,324
Hungary Government International Bond
4.38%, 07/04/17, EUR	5,000	5,576
5.75%, 06/11/18, EUR	5,500	6,413
Iceland Government International Bond
4.88%, 06/16/16 (r)	4,700	4,706
5.88%, 05/11/22 (r)	2,800	2,715
Ireland Government Bond
5.90%, 10/18/19, EUR	2,193	2,696
4.50%, 04/18/20, EUR	2,496	2,810
5.00%, 10/18/20, EUR	4,499	5,184
5.40%, 03/13/25, EUR	17,462	20,107
Israel Government International Bond, 5.00%, 03/31/13, ILS	39,500	10,431
Korea Monetary Stabilization Bond, 3.90%, 08/02/13, KRW	10,750,000	9,433
Korea Treasury Bond
4.25%, 12/10/12, KRW	16,000,000	14,026
3.75%, 06/10/13, KRW	7,700,000	6,750
3.00%, 12/10/13, KRW	23,200,000	20,175
Lithuania Government International Bond, 6.13%, 03/09/21 (r)	4,040	4,444
Malaysia Government Bond
3.70%, 02/25/13, MYR	47,750	15,106

See accompanying Notes to Financial Statements.

	Shares/Par (p)	Value
3.21%, 05/31/13, MYR	8,300	2,619
3.46%, 07/31/13, MYR	10,400	3,292
Mexican Bonos
9.00%, 06/20/13, MXN	190,041	14,828
8.00%, 12/19/13, MXN	21,630	1,699
Mexican Udibonos
4.50%, 12/18/14, MXN	2,437	201
5.00%, 06/16/16, MXN	6,256	546
3.50%, 12/14/17, MXN	6,550	557
4.00%, 06/13/19, MXN	4,567	403
2.50%, 12/10/20, MXN	3,628	293
Philippine Government Bond
6.25%, 01/27/14, PHP	242,200	6,047
7.00%, 01/27/16, PHP	2,100	55
9.13%, 09/04/16, PHP	1,120	31
Poland Government Bond
1.25%, 07/25/13, PLN	35,000	10,008
5.00%, 10/24/13, PLN	32,000	9,643
Republic of Latvia
5.25%, 02/22/17 (r)	2,000	2,065
5.25%, 06/16/21 (r)	2,500	2,525
Republic of Serbia
10.00%, 03/01/15, RSD	104,000	1,032
7.25%, 09/28/21 (r)	4,800	4,932
Singapore Government Bond, 1.63%, 04/01/13, SGD	8,670	6,914
Sweden Government Bond
5.50%, 10/08/12, SEK	65,845	9,621
1.50%, 08/30/13, SEK	19,010	2,755
Ukraine Government International Bond
6.25%, 06/17/16 (r)	580	519
6.58%, 11/21/16 (r)	340	304
6.58%, 11/21/16	356	319
7.75%, 09/23/20 (r)	1,157	1,048
7.95%, 02/23/21 (r)	9,300	8,482
Uruguay Government International Bond, 4.38%, 12/15/28, UYU	58,517	2,935
Uruguay Notas del Tesoro
10.50%, 03/21/15, UYU	94,230	4,365
4.00%, 06/10/20, UYU	14,646	707
4.00%, 05/25/25, UYU	28,820	1,412
Other Securities		84
Total Government and Agency Obligations (cost $271,156)		275,221

OTHER EQUITY INTERESTS - 0.1%
Other Securities		565
Total Other Equity Interests (cost $655)		565

SHORT TERM INVESTMENTS - 24.2%

Investment Company - 16.4%
JNL Money Market Fund, 0.09% (a) (h)	67,886	67,886

Securities Lending Collateral - 6.2%
Securities Lending Cash Collateral Fund LLC, 0.34% (a) (h)	25,631	25,631

Treasury Securities - 1.6%
Uruguay Treasury Bill
0.37%, 03/22/13, UYU	22,200	957
0.39%, 04/26/13, UYU	86,719	3,700
0.40%, 05/09/13, UYU	2,030	86
0.40%, 05/31/13, UYU	17,610	744
0.40%, 06/27/13, UYU	3,040	127
0.43%, 07/05/13, UYU	7,940	332
0.40%, 09/09/13, UYU	6,730	277
Other Securities		248
		6,471
Total Short Term Investments (cost $100,585)		99,988

Total Investments - 102.8% (cost $420,136)		424,756
Other Assets and Liabilities, Net - (2.8%) (o)		(11,591)
Total Net Assets - 100.0%		$413,165

JNL/Franklin Templeton Income Fund* (x)

Sector Weightings:	Percentage of Total Investments
Financials	13.3%
Utilities	12.8
Energy	12.5
Consumer Discretionary	9.9
Health Care	7.9
Information Technology	7.5
Telecommunication Services	4.2
Materials	4.1
Industrials	3.2
Consumer Staples	1.8
Non-U.S. Government Agency ABS	0.4
Warrants	0.1
Short Term Investments	22.3
Total Investments	100.0%

COMMON STOCKS - 35.2%

CONSUMER DISCRETIONARY - 0.8%
Other Securities		$10,763

CONSUMER STAPLES - 0.8%
Other Securities		11,618

ENERGY - 6.4%
BP Plc - ADR	300	12,162
Canadian Oil Sands Ltd.	563	10,913
Chesapeake Energy Corp. (e)	190	3,534
ConocoPhillips	200	11,176
Exxon Mobil Corp.	170	14,547
Royal Dutch Shell Plc - ADR	150	10,114
Other Securities		27,897
		90,343
FINANCIALS - 5.1%
Bank of America Corp.	900	7,362
CIT Group Inc. (c)	89	3,158
Citigroup Inc.	100	2,741
JPMorgan Chase & Co.	350	12,505
Wells Fargo & Co.	600	20,064
Other Securities		27,361
		73,191
HEALTH CARE - 5.9%
Johnson & Johnson	225	15,201
Merck & Co. Inc.	607	25,334
Pfizer Inc.	500	11,500
Roche Holding AG	130	22,455
Sanofi-Aventis SA - ADR	250	9,445
		83,935
INDUSTRIALS - 1.2%
General Electric Co.	733	15,280

See accompanying Notes to Financial Statements.

	Shares/Par (p)	Value
Other Securities		1,121
		16,401
INFORMATION TECHNOLOGY - 0.8%
Intel Corp.	400	10,660
Other Securities		1,293
		11,953
MATERIALS - 1.5%
Other Securities		21,104

TELECOMMUNICATION SERVICES - 2.4%
AT&T Inc.	400	14,264
Vodafone Group Plc	3,000	8,432
Other Securities		11,478
		34,174
UTILITIES - 10.3%
American Electric Power Co. Inc.	250	9,975
Duke Energy Corp.	400	9,224
Dynegy Inc. (c) (e)	260	152
Entergy Corp.	120	8,147
Exelon Corp.	300	11,286
NextEra Energy Inc.	185	12,759
PG&E Corp.	300	13,581
Progress Energy Inc.	200	12,034
Public Service Enterprise Group Inc.	300	9,750
Sempra Energy	150	10,332
Southern Co.	180	8,334
Xcel Energy Inc.	300	8,523
Other Securities		32,622
		146,719
Total Common Stocks (cost $487,191)		500,201

PREFERRED STOCKS - 3.5%

CONSUMER DISCRETIONARY - 0.1%
Other Securities		1,826

ENERGY - 0.6%
Chesapeake Energy Corp., Convertible Preferred, 5.75% (m) (r)	5	3,831
SandRidge Energy Inc., Convertible Preferred, 7.00% (m)	50	5,162
		8,993
FINANCIALS - 2.6%
Bank of America Corp., Convertible Preferred, 7.25%, Series L (m)	12	11,573
Citigroup Inc., Convertible Preferred, 7.50%	60	5,134
Wells Fargo & Co., Convertible Preferred, 7.50%, Series L (m)	9	9,562
Other Securities		10,801
		37,070
MATERIALS - 0.2%
Other Securities		2,266
Total Preferred Stocks (cost $64,977)		50,155

WARRANTS - 0.1%
Other Securities		970
Total Warrants (cost $1,158)		970

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 0.4%
Other Securities		6,649
Total Non-U.S. Government Agency Asset- Backed Securities (cost $6,597)		6,649

CORPORATE BONDS AND NOTES - 51.5%

CONSUMER DISCRETIONARY - 10.6%
Chrysler Group LLC
8.00%, 06/15/19 (e)	6,000	6,165
8.25%, 06/15/21 (e)	6,400	6,576
Clear Channel Communications Inc.
10.75%, 08/01/16 (e)	1,000	630
9.00%, 03/01/21 (e)	16,000	13,920
CSC Holdings LLC, 6.75%, 11/15/21 (r)	8,000	8,520
Landry’s Inc., 9.38%, 05/01/20 (r)	4,000	4,065
Landry’s Inc. Term Loan B, 6.50%, 04/19/18 (i)	4,988	4,994
Unitymedia GmbH
8.13%, 12/01/17 (r)	2,100	2,258
8.13%, 12/01/17 (r), EUR	2,750	3,724
9.63%, 12/01/19 (r), EUR	1,500	2,064
Other Securities		98,605
		151,521
CONSUMER STAPLES - 1.3%
Other Securities		19,060

ENERGY - 7.6%
Chesapeake Energy Corp.
6.50%, 08/15/17 (e)	4,000	3,980
6.88%, 08/15/18 (e)	1,600	1,592
7.25%, 12/15/18 (e)	5,000	5,100
6.78%, 03/15/19 (e)	6,000	5,850
Chesapeake Energy Corp. Term Loan, 8.50%, 12/02/17 (i)	5,000	4,956
SandRidge Energy Inc.
4.09%, 04/01/14 (i)	2,000	1,981
9.88%, 05/15/16 (e)	2,600	2,847
8.00%, 06/01/18 (e) (r)	2,500	2,531
8.75%, 01/15/20	2,000	2,085
7.50%, 03/15/21 (e)	4,400	4,345
Texas Competitive Electric Holdings Co. LLC, 10.50%, 11/01/16 (e)	350	64
Other Securities		72,329
		107,660
FINANCIALS - 7.8%
Bank of America Corp., 8.13%, (callable at 100 beginning 05/15/18) (e) (m)	1,000	1,049
CIT Group Inc.
7.00%, 05/02/16 (e) (r)	21,500	21,554
7.00%, 05/02/17 (r)	6,373	6,385
iStar Financial Inc. Term Loan, 7.00%, 06/11/14 (i)	8,000	7,971
JPMorgan Chase & Co., 7.90%, (callable at 100 beginning 04/30/18) (m)	11,500	12,607
Other Securities		61,397
		110,963
HEALTH CARE - 3.4%
HCA Inc.
6.38%, 01/15/15	1,500	1,594
6.50%, 02/15/16 (e)	1,500	1,616
8.50%, 04/15/19 (e)	3,100	3,472
6.50%, 02/15/20	4,300	4,660

See accompanying Notes to Financial Statements.

	Shares/Par (p)	Value
7.50%, 02/15/22 (e)	4,100	4,469
Tenet Healthcare Corp.
9.25%, 02/01/15	5,000	5,562
10.00%, 05/01/18 (e)	3,500	4,007
6.25%, 11/01/18 (r)	945	979
8.00%, 08/01/20 (e)	2,600	2,691
8.00%, 08/01/20 (r)	1,004	1,037
Other Securities		17,933
		48,020
INDUSTRIALS - 2.6%
American Airlines Inc., 7.50%, 03/15/16 (c) (d) (r)	8,300	7,843
Other Securities		29,072
		36,915
INFORMATION TECHNOLOGY - 7.9%
CDW LLC
12.54%, 10/12/17	2,000	2,170
8.50%, 04/01/19	9,500	10,118
First Data Corp.
9.88%, 09/24/15 (e)	750	759
10.55%, 09/24/15	6,500	6,646
11.25%, 03/31/16 (e)	15,000	14,137
8.25%, 01/15/21 (e) (r)	10,914	10,914
12.63%, 01/15/21 (e)	11,000	11,014
8.75%, 01/15/22 (e) (r)	3,198	3,222
First Data Corp. Extended Term Loan, 4.25%, 03/24/18 (i)	4,123	3,776
First Data Corp. Term Loan, 5.24%, 03/24/17 (i)	3,649	3,473
Freescale Semiconductor Inc.
10.13%, 12/15/16	1,060	1,118
10.13%, 03/15/18 (e) (r)	4,420	4,829
9.25%, 04/15/18 (r)	4,000	4,280
8.05%, 02/01/20 (e)	10,000	9,875
10.75%, 08/01/20 (e)	7,786	8,370
Other Securities		17,227
		111,928
MATERIALS - 3.2%
Cemex SAB de CV
3.25%, 03/15/16	3,625	3,077
9.00%, 01/11/18 (e) (r)	6,000	5,355
3.75%, 03/15/18 (e)	2,125	1,777
Other Securities		35,064
		45,273
TELECOMMUNICATION SERVICES - 2.5%
Sprint Nextel Corp.
9.13%, 03/01/17 (e) (r)	3,300	3,465
8.38%, 08/15/17	90	92
9.00%, 11/15/18 (e) (r)	7,500	8,381
11.50%, 11/15/21 (e) (r)	7,500	8,363
Other Securities		14,828
		35,129
UTILITIES - 4.6%
Calpine Corp.
7.88%, 07/31/20 (e) (r)	800	882
7.50%, 02/15/21 (r)	5,475	5,913
7.88%, 01/15/23 (e) (r)	3,000	3,270
Dynegy Holdings Inc.
7.50%, 06/01/15 (c) (d)	11,000	7,370
8.38%, 05/01/16 (c) (d)	4,750	3,206
7.75%, 06/01/19 (c) (d)	3,500	2,345
Dynegy Inc. Term Loan
10.00%, 08/04/16 (i)	1,935	1,978
10.14%, 08/04/16 (i)	1,042	1,080
Texas Competitive Electric Holdings Co. LLC
10.25%, 11/01/15 (e)	21,280	5,480
11.50%, 10/01/20 (e) (r)	4,500	3,071
15.00%, 04/01/21 (e)	15,255	5,187
Texas Competitive Electric Holdings Co. LLC Term Loan, 5.00%, 10/10/17 (i)	32,093	19,160
Other Securities		6,180
		65,122
Total Corporate Bonds and Notes (cost $755,652)		731,591

OTHER EQUITY INTERESTS - 0.0%
Other Securities		33
Total Other Equity Interests (cost $14)		33

SHORT TERM INVESTMENTS - 26.1%

Investment Company - 8.4%
JNL Money Market Fund, 0.09% (a) (h)	119,173	119,173

Securities Lending Collateral - 17.7%
Securities Lending Cash Collateral Fund LLC, 0.34% (a) (h)	250,964	250,964
Securities Lending Liquidating Fund LLC, 0.38% (a) (h)	544	531
		251,495
Total Short Term Investments (cost $370,681)		370,668

Total Investments - 116.8% (cost $1,686,270)		1,660,267
Other Assets and Liabilities, Net - (16.8%)		(239,082)
Total Net Assets - 100.0%		$1,421,185

JNL/Franklin Templeton International Small Cap Growth Fund

Sector Weightings:	Percentage of Total Investments
Industrials	28.4%
Consumer Discretionary	19.3
Financials	18.7
Consumer Staples	15.6
Information Technology	2.3
Rights	0.1
Short Term Investments	15.6
Total Investments	100.0%

COMMON STOCKS - 94.5%

CONSUMER DISCRETIONARY - 21.7%
Asatsu-DK Inc. (e)	307	$8,627
Beneteau SA (e)	646	6,242
Carpetright Plc (c) (e)	1,231	13,033
Dignity Plc	329	4,164
Headlam Group Plc	1,227	5,313
JUMBO SA (c)	1,487	5,738
Sankyo Co. Ltd.	171	8,335
		51,452
CONSUMER STAPLES - 17.5%
Aderans Holdings Co. Ltd. (c)	576	7,063
Binggrae Co. Ltd.	140	8,808

See accompanying Notes to Financial Statements.

	Shares/Par (p)	Value
C&C Group Plc	1,988	8,527
McBride Plc	3,331	6,469
Sligro Food Group NV	302	7,856
Thai Beverage PCL	10,316	2,769
		41,492
FINANCIALS - 20.9%
ARA Asset Management Ltd. (r)	3,249	3,678
Arch Capital Group Ltd. (c)	207	8,200
Daibiru Corp. (e)	1,062	8,141
Euler Hermes SA	110	7,109
Fairfax Financial Holdings Ltd.	17	6,613
RHJ International (c)	1,809	8,124
Savills Plc	1,429	7,850
		49,715
INDUSTRIALS - 31.8%
DCC Plc	283	6,553
De La Rue Plc	481	7,645
Experian Plc	413	5,829
Flughafen Wien AG (e)	76	3,004
Grafton Group Plc	2,193	7,772
HomeServe Plc	930	2,272
Irish Continental Group Plc	297	5,714
Keller Group Plc	393	2,222
Nexans SA (e)	118	4,586
Prysmian SPA (e)	532	7,942
QinetiQ Group Plc	2,688	6,636
Spirax-Sarco Engineering Plc	113	3,532
Uponor Oyj (e)	623	5,595
Zardoya Otis SA (e)	557	6,189
		75,491
INFORMATION TECHNOLOGY - 2.6%
Neopost SA (e)	117	6,250
Total Common Stocks (cost $246,177)		224,400

RIGHTS - 0.1%
Zardoya Otis SA (c) (e)	489	264
Total Rights (cost $0)		264

SHORT TERM INVESTMENTS - 17.5%

Investment Company - 5.2%
JNL Money Market Fund, 0.09% (a) (h)	12,377	12,377

Securities Lending Collateral - 12.3%
Securities Lending Cash Collateral Fund LLC, 0.34% (a) (h)	29,017	29,017
Securities Lending Liquidating Fund LLC, 0.38% (a) (h)	58	56
		29,073
Total Short Term Investments (cost $41,452)		41,450

Total Investments - 112.1% (cost $287,629)		266,114
Other Assets and Liabilities, Net - (12.1%)		(28,706)
Total Net Assets - 100.0%		$237,408

JNL/Franklin Templeton Mutual Shares Fund* (t) (x)

Sector Weightings:	Percentage of Total Investments
Consumer Staples	19.7%
Financials	15.3
Health Care	12.0
Consumer Discretionary	11.1
Energy	10.8
Information Technology	7.9
Utilities	4.5
Industrials	4.4
Materials	3.7
Telecommunication Services	2.0
Short Term Investments	8.6
Total Investments	100.0%

COMMON STOCKS - 88.7%

CONSUMER DISCRETIONARY - 9.7%
British Sky Broadcasting Group Plc	576	$6,279
CBS Corp.	203	6,660
General Motors Co. (c)	287	5,658
News Corp.	538	12,106
Reed Elsevier Plc	970	7,779
Time Warner Cable Inc.	165	13,582
Other Securities		20,591
		72,655
CONSUMER STAPLES - 19.9%
Altria Group Inc.	301	10,416
British American Tobacco Plc	445	22,601
CVS Caremark Corp.	341	15,953
Dr. Pepper Snapple Group Inc.	180	7,888
General Mills Inc.	194	7,473
Imperial Tobacco Group Plc	341	13,120
Kraft Foods Inc. - Class A	461	17,790
Kroger Co.	419	9,716
Lorillard Inc.	54	7,089
Pernod-Ricard SA (e)	109	11,663
Philip Morris International Inc.	65	5,667
Other Securities		19,461
		148,837
ENERGY - 11.0%
Apache Corp.	119	10,496
Baker Hughes Inc.	218	8,979
Consol Energy Inc.	278	8,402
Marathon Oil Corp.	486	12,418
Marathon Petroleum Corp.	143	6,426
Royal Dutch Shell Plc	385	12,992
Transocean Ltd.	160	7,148
Other Securities		14,895
		81,756
FINANCIALS - 14.4%
ACE Ltd.	150	11,117
Alleghany Corp. (c)	24	8,063
American International Group Inc. (c)	335	10,762
Morgan Stanley	416	6,074
PNC Financial Services Group Inc.	214	13,077
White Mountains Insurance Group Ltd. (e)	17	8,941
Other Securities		49,521
		107,555

See accompanying Notes to Financial Statements.

	Shares/Par (p)	Value
HEALTH CARE - 12.1%
Amgen Inc.	87	6,362
CIGNA Corp.	200	8,813
Coventry Health Care Inc.	207	6,591
Medtronic Inc.	287	11,097
Merck & Co. Inc.	539	22,485
Pfizer Inc.	605	13,908
Other Securities		21,191
		90,447
INDUSTRIALS - 4.5%
A P Moller - Maersk A/S - Class B	1	7,548
Owens Corning Inc. (c)	204	5,836
Raytheon Co.	122	6,880
Other Securities		13,164
		33,428
INFORMATION TECHNOLOGY - 8.0%
Cisco Systems Inc.	521	8,948
Google Inc. - Class A (c)	10	5,826
Microsoft Corp.	601	18,372
TE Connectivity Ltd. (e)	210	6,707
Xerox Corp.	1,418	11,157
Other Securities		8,372
		59,382
MATERIALS - 3.8%
International Paper Co.	361	10,434
MeadWestvaco Corp.	240	6,895
Other Securities		10,822
		28,151
TELECOMMUNICATION SERVICES - 2.0%
Vodafone Group Plc	5,148	14,470
Other Securities		489
		14,959
UTILITIES - 3.3%
E.ON AG	294	6,361
Exelon Corp.	183	6,868
NRG Energy Inc. (c)	260	4,520
Other Securities		6,820
		24,569
Total Common Stocks (cost $640,128)		661,739

CORPORATE BONDS AND NOTES - 3.7%

CONSUMER DISCRETIONARY - 1.5%
Other Securities		10,993

FINANCIALS - 1.0%
Other Securities		7,908

UTILITIES - 1.2%
NRG Energy Inc., 7.38%, 01/15/17	1,930	2,007
Other Securities		7,016
		9,023
Total Corporate Bonds and Notes (cost $31,453)		27,924

SHORT TERM INVESTMENTS - 8.7%

Investment Company - 7.0%
JNL Money Market Fund, 0.09% (a) (h)	51,799	51,799

Securities Lending Collateral - 1.7%
Securities Lending Cash Collateral Fund LLC, 0.34% (a) (h)	12,999	12,999
Total Short Term Investments (cost $64,798)		64,798

Total Investments - 101.1% (cost $736,379)		754,461
Other Assets and Liabilities, Net - (1.1%)		(8,548)
Total Net Assets - 100.0%		$745,913

JNL/Franklin Templeton Small Cap Value Fund* (x)

Sector Weightings:	Percentage of Total Investments
Industrials	32.0%
Consumer Discretionary	18.5
Financials	12.8
Energy	9.5
Materials	7.7
Information Technology	4.3
Health Care	4.1
Utilities	1.8
Consumer Staples	0.9
Short Term Investments	8.4
Total Investments	100.0%

COMMON STOCKS - 96.5%

CONSUMER DISCRETIONARY - 19.5%
Brown Shoe Co. Inc. (e)	377	$4,863
Cato Corp. - Class A	148	4,520
GameStop Corp. (e)	277	5,086
Gentex Corp.	260	5,426
Group 1 Automotive Inc. (e)	165	7,526
Hillenbrand Inc. (e)	234	4,292
La-Z-Boy Inc. (c)	417	5,125
Men’s Wearhouse Inc.	181	5,079
Regis Corp.	354	6,358
Thor Industries Inc.	286	7,826
Other Securities		29,282
		85,383
CONSUMER STAPLES - 0.9%
Other Securities		4,059

ENERGY - 10.1%
Atwood Oceanics Inc. (c)	158	5,986
Bristow Group Inc.	183	7,459
Helix Energy Solutions Group Inc. (c)	290	4,761
Oil States International Inc. (c)	77	5,117
Rowan Cos. Plc - Class A (c) (e)	140	4,529
Tidewater Inc.	154	7,149
Unit Corp. (c)	129	4,763
Other Securities		4,225
		43,989
FINANCIALS - 13.5%
Aspen Insurance Holdings Ltd.	170	4,916
Hanover Insurance Group Inc.	123	4,817
Montpelier Re Holdings Ltd.	221	4,711
Protective Life Corp.	390	11,461
StanCorp Financial Group Inc.	144	5,358
Tower Group Inc.	257	5,369
Validus Holdings Ltd.	146	4,665
Other Securities		17,699
		58,996

See accompanying Notes to Financial Statements.

	Shares/Par (p)	Value
HEALTH CARE - 4.3%
Hill-Rom Holdings Inc.	141	4,350
STERIS Corp.	154	4,844
Teleflex Inc.	92	5,592
Other Securities		3,903
		18,689
INDUSTRIALS - 33.7%
AAR Corp.	345	4,651
ABM Industries Inc.	225	4,409
Brady Corp. - Class A (e)	179	4,924
Briggs & Stratton Corp. (e)	235	4,117
Carlisle Cos. Inc.	129	6,850
EMCOR Group Inc.	148	4,106
EnPro Industries Inc. (c)	154	5,751
Gardner Denver Inc.	93	4,936
Granite Construction Inc.	271	7,071
Kennametal Inc.	133	4,416
Lincoln Electric Holdings Inc.	137	5,999
Mine Safety Appliances Co.	116	4,684
Mueller Industries Inc.	119	5,047
Simpson Manufacturing Co. Inc.	143	4,223
Trinity Industries Inc.	264	6,590
Universal Forest Products Inc.	188	7,313
Other Securities		62,613
		147,700
INFORMATION TECHNOLOGY - 4.5%
Benchmark Electronics Inc. (c)	459	6,409
Ingram Micro Inc. - Class A (c)	240	4,193
Rofin-Sinar Technologies Inc. (c)	248	4,695
Other Securities		4,441
		19,738
MATERIALS - 8.1%
Cabot Corp.	118	4,794
Reliance Steel & Aluminum Co.	151	7,646
RPM International Inc.	248	6,746
Other Securities		16,249
		35,435
UTILITIES - 1.9%
NV Energy Inc.	263	4,624
Other Securities		3,795
		8,419
Total Common Stocks (cost $404,770)		422,408

SHORT TERM INVESTMENTS - 8.9%
Investment Company - 3.7%
JNL Money Market Fund, 0.09% (a) (h)	16,352	16,352

Securities Lending Collateral - 5.2%
Securities Lending Cash Collateral Fund LLC, 0.34% (a) (h)	22,368	22,368
Securities Lending Liquidating Fund LLC, 0.38% (a) (h)	215	210
		22,578
Total Short Term Investments (cost $38,935)		38,930

Total Investments - 105.4% (cost $443,705)		461,338
Other Assets and Liabilities, Net - (5.4%)		(23,718)
Total Net Assets - 100.0%		$437,620

JNL/Goldman Sachs Core Plus Bond Fund

Sector Weightings:	Percentage of Total Investments
U.S. Government Agency MBS	43.5%
Government Securities	13.4
Financials	10.4
Non-U.S. Government Agency ABS	2.7
Energy	2.5
Consumer Discretionary	1.2
Telecommunication Services	0.9
Materials	0.9
Consumer Staples	0.8
Utilities	0.7
Industrials	0.4
Health Care	0.2
Information Technology	0.2
Short Term Investments	22.2
Total Investments	100.0%

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 3.5%
Adjustable Rate Mortgage Trust REMIC, 2.81%, 04/25/35 (i)	$263	$243
American Home Mortgage Assets Trust REMIC, 0.85%, 02/25/47 (i)	3,048	1,329
Amortizing Residential Collateral Trust REMIC, 2.05%, 08/25/32 (i)	54	24
Asset Backed Securities Corp. Home Equity REMIC, 3.09%, 04/15/33 (i)	38	30
Banc of America Commercial Mortgage Inc. REMIC, 5.82%, 04/10/49 (i)	600	609
Banc of America Funding Corp. REMIC
3.10%, 06/20/36 (i)	1,454	881
5.79%, 10/25/36 (i)	83	58
0.52%, 06/20/47 (i)	1,700	759
Banc of America Mortgage Securities Inc. REMIC, 2.76%, 09/25/35 (i)	905	727
Bear Stearns Adjustable Rate Mortgage Trust REMIC
2.74%, 04/25/34 (i)	250	230
3.17%, 11/25/34 (i)	756	750
Bear Stearns Commercial Mortgage Securities REMIC, 5.91%, 05/11/17 (i)	750	791
Bear Stearns Mortgage Funding Trust REMIC, 0.41%, 12/25/46 (i)	2,871	1,435
Carrington Mortgage Loan Trust REMIC, 0.48%, 12/25/35 (i)	7	7
CIT Mortgage Loan Trust REMIC
1.25%, 10/25/37 (i) (q)	97	97
1.50%, 10/25/37 (i) (q)	700	543
Citigroup Mortgage Loan Trust Inc. REMIC, 3.02%, 12/25/35 (i)	1,262	638
Commercial Mortgage Asset Trust REMIC, 7.35%, 01/17/32 (i)	400	425
Commercial Mortgage Pass-Through Certificates REMIC
5.35%, 12/10/16	250	255
4.06%, 12/10/44	950	960
4.93%, 12/10/44 (i)	825	855
5.82%, 12/10/44 (i)	525	519
Conseco Financial Corp. REMIC, 7.07%, 01/15/29	81	87
Countrywide Alternative Loan Trust REMIC, 1.65%, 09/25/35 (i)	248	158

See accompanying Notes to Financial Statements.

	Shares/Par (p)	Value
Countrywide Asset-Backed Certificates REMIC, 1.50%, 06/25/34 (i)	198	65
Countrywide Home Loan Mortgage Pass-Through Trust REMIC
2.67%, 02/19/34 (i)	376	335
2.65%, 11/20/34 (i)	362	295
Credit Suisse Mortgage Capital Certificates REMIC, 6.50%, 10/25/21	1,761	1,354
Deutsche Bank Alternate Loan Trust REMIC, 2.04%, 08/25/35 (i)	252	149
Downey Savings & Loan Association Mortgage Loan Trust REMIC, 1.07%, 03/19/46 (i)	413	185
Educational Services of America Inc., 1.32%, 07/25/23 (i) (q)	1,249	1,255
First Horizon Asset Securities Inc. REMIC, 2.63%, 12/25/34 (i)	146	134
First Union National Bank Commercial Mortgage Trust, Interest Only REMIC, 1.07%, 05/17/32 (i) (q)	1,197	35
FREMF Mortgage Trust REMIC
4.02%, 12/25/18 (i) (q)	650	560
4.50%, 12/25/44 (i) (q)	950	910
GCO Education Loan Funding Trust
0.60%, 05/25/25 (i)	2,752	2,628
0.70%, 05/25/36 (i)	900	771
GMAC Mortgage Corp. Loan Trust REMIC
7.00%, 09/25/37 (i)	237	171
7.00%, 09/25/37 (i)	325	219
GSMPS Mortgage Loan Trust, 0.48%, 02/25/35 (i) (q)	88	73
GSR Mortgage Loan Trust REMIC, 3.07%, 10/25/35 (i)	456	321
Harborview Mortgage Loan Trust REMIC
0.58%, 06/20/35 (i)	974	766
2.85%, 08/19/36 (i)	1,674	945
Impac CMB Trust REMIC, 0.89%, 03/25/35 (i)	132	97
IndyMac Index Mortgage Loan Trust REMIC
0.87%, 06/25/34 (i)	266	204
2.67%, 03/25/35 (i)	532	379
2.63%, 08/25/35 (i)	629	457
0.46%, 05/25/46 (i)	906	564
Lehman XS Trust REMIC, 1.10%, 09/25/47 (i)	1,314	788
Luminent Mortgage Trust REMIC, 0.44%, 05/25/46 (i)	560	294
MASTR Adjustable Rate Mortgages Trust REMIC
3.27%, 10/25/34 (i)	244	206
3.33%, 12/25/34 (i)	85	69
2.73%, 01/25/36 (i)	621	491
1.35%, 12/25/46 (i)	3,436	1,352
MASTR Seasoned Securities Trust REMIC, 3.80%, 10/25/32 (i)	267	243
Merit Securities Corp. REMIC, 1.75%, 09/28/32 (i) (q)	109	107
Merrill Lynch Alternative Note Asset Trust REMIC, 0.44%, 07/25/47 (i)	679	350
Mid-State Trust, 7.34%, 07/01/35	191	199
Morgan Stanley Capital I Inc. REMIC
5.93%, 11/15/17 (i)	150	129
5.48%, 02/12/44 (i)	200	210
Morgan Stanley Mortgage Loan Trust REMIC
2.89%, 08/25/34 (i)	149	124
2.88%, 03/25/36 (i)	1,515	845
NCUA Guaranteed Notes REMIC
3.00%, 06/12/19	1,900	2,086
1.84%, 10/07/20	504	510
Residential Accredit Loans Inc. REMIC
6.34%, 11/25/37 (i)	3,724	1,568
1.15%, 01/25/46 (i)	1,123	587
Residential Funding Mortgage Securities I Inc. REMIC
3.04%, 08/25/35 (i)	659	430
5.02%, 09/25/35 (i)	765	619
Structured Adjustable Rate Mortgage Loan Trust REMIC
2.80%, 05/25/34 (i)	555	534
2.75%, 09/25/34 (i)	242	225
Structured Asset Mortgage Investments Inc. REMIC, 2.73%, 08/25/35 (i)	85	69
Washington Mutual Mortgage Pass-Through Certificates REMIC
2.59%, 06/25/34 (i)	610	606
2.45%, 12/25/35 (i)	380	372
2.46%, 09/25/36 (i)	1,285	929
0.48%, 04/25/45 (i)	146	117
Wells Fargo Alternative Loan Trust REMIC, 5.92%, 12/28/37 (i)	2,638	1,777
Wells Fargo Mortgage Backed Securities Trust REMIC, 2.66%, 04/25/36 (i)	167	127
Total Non-U.S. Government Agency Asset-Backed Securities (cost $56,920)		41,245

CORPORATE BONDS AND NOTES - 22.4%
CONSUMER DISCRETIONARY - 1.5%
Comcast Cable Communications Holdings Inc., 8.38%, 03/15/13	356	375
Comcast Holdings Corp., 10.63%, 07/15/12	875	878
DIRECTV Holdings LLC
5.88%, 10/01/19	1,275	1,463
6.00%, 08/15/40	1,500	1,635
NBCUniversal Media LLC, 4.38%, 04/01/21	3,675	4,043
News America Inc., 6.15%, 02/15/41	1,975	2,309
Nielsen Finance LLC, 11.50%, 05/01/16 (e)	1,874	2,132
Rensselaer Polytechnic Institute, 5.60%, 09/01/20	2,300	2,640
Virgin Media Finance Plc, 9.50%, 08/15/16 (e)	507	565
WPP Finance Co. Ltd., 8.00%, 09/15/14 (l)	1,653	1,864
		17,904
CONSUMER STAPLES - 1.0%
Altria Group Inc., 9.70%, 11/10/18 (l)	875	1,211
Kraft Foods Group Inc., 2.25%, 06/05/17 (q)	1,250	1,280
Kraft Foods Inc.
6.13%, 08/23/18	1,125	1,369
6.50%, 02/09/40	1,025	1,317
Pernod-Ricard SA, 4.45%, 01/15/22 (q)	1,275	1,321
SABMiller Holdings Inc.
2.45%, 01/15/17 (q)	1,800	1,855
3.75%, 01/15/22 (q)	3,175	3,376
		11,729
ENERGY - 3.1%
Anadarko Petroleum Corp., 8.70%, 03/15/19	1,100	1,438
BP Capital Markets Plc, 3.88%, 03/10/15 (e)	1,125	1,206
El Paso Corp.
7.80%, 08/01/31 (q)	33	37
7.75%, 01/15/32 (q)	515	579
El Paso Pipeline Partners Operating Co. LLC, 6.50%, 04/01/20 (e) (q)	1,975	2,292
Energy Transfer Partners LP
6.70%, 07/01/18	1,950	2,237

See accompanying Notes to Financial Statements.

	Shares/Par (p)	Value
5.20%, 02/01/22 (e)	1,025	1,098
Enterprise Products Operating LLC
6.65%, 04/15/18	1,125	1,350
8.38%, 08/01/66 (i)	1,600	1,734
7.03%, 01/15/68 (i)	775	829
Gazprom OAO, 9.25%, 04/23/19	530	661
Newfield Exploration Co.
7.13%, 05/15/18	1,150	1,218
5.75%, 01/30/22 (e)	500	522
Nexen Inc.
6.40%, 05/15/37	180	191
7.50%, 07/30/39	1,050	1,224
Petroleos de Venezuela SA, 5.25%, 04/12/17	590	419
PTTEP Canada International Finance Ltd., 5.69%, 04/05/21 (r)	1,360	1,450
Range Resources Corp.
7.50%, 10/01/17 (e)	250	261
7.25%, 05/01/18 (e)	400	424
Rowan Cos. Inc., 4.88%, 06/01/22	2,450	2,472
Southern Union Co., 3.48%, 11/01/66 (i)	2,500	2,034
TNK-BP Finance SA, 7.50%, 07/18/16	820	911
TransCanada PipeLines Ltd., 6.35%, 05/15/67 (i)	1,375	1,416
Transocean Inc., 6.50%, 11/15/20 (e)	6,025	6,834
Weatherford International Ltd., 9.63%, 03/01/19	1,475	1,922
Western Gas Partners LP, 4.00%, 07/01/22	1,375	1,375
		36,134
FINANCIALS - 12.7%
Abbey National Treasury Services Plc
2.61%, 02/16/15 (i), GBP	1,100	1,721
4.00%, 04/27/16 (e)	2,075	2,045
Achmea Hypotheekbank NV, 3.20%, 11/03/14 (q)	3,465	3,614
American International Group Inc., 4.88%, 06/01/22	3,425	3,505
Bank of America Corp.
5.42%, 03/15/17	1,300	1,346
5.88%, 01/05/21	350	382
5.70%, 01/24/22 (e)	4,525	4,983
Bank of New York Mellon Corp., 9.63%, 05/02/21 (r)	680	609
Bank of Scotland Plc, 5.25%, 02/21/17 (q)	2,100	2,310
BB&T Corp., 3.20%, 03/15/16	2,025	2,143
BRFkredit A/S, 2.05%, 04/15/13 (q)	8,300	8,395
Capital One Capital III, 7.69%, 08/15/36 (i)	1,500	1,511
Chubb Corp., 6.38%, 03/29/67 (i)	825	852
Citigroup Capital XXI, 8.30%, 12/21/57 (i)	2,225	2,231
Citigroup Inc.
6.38%, 08/12/14 (e)	1,325	1,418
5.00%, 09/15/14	2,475	2,537
4.45%, 01/10/17	1,050	1,101
6.13%, 11/21/17	1,010	1,119
4.50%, 01/14/22 (e)	1,325	1,369
Developers Diversified Realty Corp.
9.63%, 03/15/16	170	206
7.50%, 04/01/17	2,170	2,490
Discover Bank, 8.70%, 11/18/19	2,325	2,889
DnB NOR Boligkreditt, 2.10%, 10/14/15 (i) (q)	5,500	5,600
Duke Realty LP, 4.38%, 06/15/22	1,900	1,910
Endurance Specialty Holdings Ltd., 6.15%, 10/15/15	675	723
ERP Operating LP, 4.63%, 12/15/21 (e)	2,025	2,200
Fifth Third Bancorp
0.58%, 05/17/13 (i)	1,325	1,320
3.63%, 01/25/16	950	1,002
FIH Erhvervsbank A/S, 2.00%, 06/12/13 (r)	3,800	3,845
First Niagara Financial Group Inc., 6.75%, 03/19/20 (e)	925	1,049
Ford Motor Credit Co. LLC
4.25%, 02/03/17	1,225	1,284
5.88%, 08/02/21	900	1,001
General Electric Capital Corp., 5.88%, 01/14/38	900	1,033
HCP Inc.
6.00%, 01/30/17	1,375	1,540
5.38%, 02/01/21 (e)	900	995
Healthcare Realty Trust Inc., 6.50%, 01/17/17	1,725	1,886
HSBC Bank USA, 4.88%, 08/24/20	1,498	1,541
HSBC Bank USA Credit Linked Note (Nota Do Tesouro Nacional, 6.00%, 08/15/40, Moody rating N/A) (i), BRL	4,840	6,118
HSBC Holdings Plc, 6.80%, 06/01/38	2,650	3,035
ING Bank NV, 2.38%, 06/09/14 (q)	2,275	2,258
JPMorgan Chase & Co.
7.25%, 02/01/18	1,475	1,763
4.35%, 08/15/21	2,900	3,061
Landwirtschaftliche Rentenbank, 4.88%, 01/10/14	6,000	6,378
Liberty Property LP, 4.75%, 10/01/20	2,350	2,501
Merrill Lynch & Co. Inc., 6.05%, 05/16/16 (e)	1,125	1,163
MetLife Capital Trust X, 9.25%, 04/08/38 (e) (i) (q)	500	612
Mitsui Sumitomo Insurance Co. Ltd., 7.00%, 03/15/72 (e) (i) (q)	950	985
Mizuho Corporate Bank Ltd., 2.55%, 03/17/17 (q)	2,125	2,156
Morgan Stanley
6.63%, 04/01/18	1,550	1,621
5.63%, 09/23/19	1,950	1,930
MUFG Capital Finance 1 Ltd., 6.35%, (callable at 100 beginning 07/25/16) (m)	1,310	1,408
Northwestern Mutual Life Insurance Co., 6.06%, 03/30/40 (q)	1,950	2,374
Panhandle-Plains Higher Education Authority Inc. REMIC, 1.59%, 10/01/35 (i)	2,391	2,426
PNC Bank NA, 6.88%, 04/01/18	975	1,163
ProLogis Inc., 1.88%, 11/15/37	1,075	1,072
Prudential Financial Inc.
3.88%, 01/14/15	2,450	2,565
4.50%, 11/15/20 (e)	1,550	1,643
QBE Capital Funding III Ltd., 7.25%, 05/24/41 (i) (q)	1,525	1,376
Resona Preferred Global Securities Cayman Ltd., 7.19%, (callable at 100 beginning 07/30/15) (e) (m) (r)	1,525	1,569
Royal Bank of Scotland Plc, 4.88%, 08/25/14 (q)	1,850	1,902
Simon Property Group LP, 10.35%, 04/01/19	1,650	2,315
Smurfit Kappa Treasury Funding Ltd., 7.50%, 11/20/25	225	225
Sparebank 1 Boligkreditt A/S
2.63%, 05/27/16 (q)	7,100	7,319
2.30%, 06/30/17 (i) (q)	4,800	4,821
SunTrust Banks Inc., 3.60%, 04/15/16	1,325	1,376
Swedbank Hypotek AB, 0.91%, 03/28/14 (i) (q)	1,200	1,198
Transatlantic Holdings Inc., 8.00%, 11/30/39	975	1,139
UBS AG-Credit Linked Note (Federative Republic of Brazil, 6.00%, 01/17/17, Moody rating Baa2) (f) (q), BRL	1,620	476
Union Bank NA, 2.13%, 06/16/17	3,550	3,551
WEA Finance LLC
7.50%, 06/02/14 (q)	475	518

See accompanying Notes to Financial Statements.

	Shares/Par (p)	Value
7.13%, 04/15/18 (q)	900	1,066
		150,788
HEALTH CARE - 0.3%
Aristotle Holding Inc., 3.90%, 02/15/22 (q)	1,750	1,814
Cigna Corp., 2.75%, 11/15/16 (e)	1,200	1,236
HCA Inc., 7.88%, 02/15/20	500	555
		3,605
INDUSTRIALS - 0.4%
Ashtead Capital Inc., 9.00%, 08/15/16 (q)	500	518
GE Capital Trust I, 6.38%, 11/15/67 (e) (i)	1,374	1,414
Iron Mountain Inc., 8.75%, 07/15/18 (e)	470	485
SGS International Inc., 12.00%, 12/15/13	457	457
United Technologies Corp., 3.10%, 06/01/22	2,150	2,253
		5,127
INFORMATION TECHNOLOGY - 0.2%
Hewlett-Packard Co.
3.00%, 09/15/16	1,675	1,723
2.60%, 09/15/17	875	878
		2,601
MATERIALS - 1.1%
Dow Chemical Co., 7.60%, 05/15/14 (l)	2,525	2,811
Ecolab Inc., 4.35%, 12/08/21 (e)	3,350	3,713
Methanex Corp., 8.75%, 08/15/12	175	176
Newcrest Finance Pty Ltd., 4.45%, 11/15/21 (q)	2,125	2,181
PE Paper Escrow GmbH, 12.00%, 08/01/14 (q)	1,175	1,254
Plastipak Holdings Inc., 8.50%, 12/15/15 (q)	600	619
Radnor Holdings Corp., 0.00%, 03/15/10 (c) (d) (f) (q)	125	—
Rock-Tenn Co., 5.63%, 03/15/13	200	204
Steel Dynamics Inc., 7.75%, 04/15/16 (e)	1,525	1,571
		12,529
TELECOMMUNICATION SERVICES - 1.2%
AT&T Inc.
2.95%, 05/15/16	3,600	3,813
3.88%, 08/15/21	1,100	1,198
Frontier Communications Corp., 6.25%, 01/15/13	1,800	1,837
Santander Holdings USA Inc., 4.63%, 04/19/16	715	691
Verizon Communications Inc.
3.50%, 11/01/21 (e)	2,125	2,262
6.40%, 02/15/38	1,300	1,688
Vimpel Communications, 9.13%, 04/30/18	300	319
VimpelCom Ltd.
6.49%, 02/02/16 (q)	400	398
7.75%, 02/02/21 (q)	730	705
7.50%, 03/01/22 (q)	650	611
		13,522
UTILITIES - 0.9%
Arizona Public Service Co., 8.75%, 03/01/19	1,700	2,248
Ipalco Enterprises Inc., 5.00%, 05/01/18	875	886
Nevada Power Co., 7.13%, 03/15/19 (e)	1,175	1,500
PPL WEM Holdings Plc, 5.38%, 05/01/21 (r)	1,655	1,783
Progress Energy Inc., 7.05%, 03/15/19	1,275	1,603
Puget Sound Energy Inc., 6.97%, 06/01/67 (i)	675	679
Xylem Inc., 3.55%, 09/20/16 (q)	1,900	2,001
		10,700
Total Corporate Bonds and Notes (cost $251,623)		264,639

GOVERNMENT AND AGENCY OBLIGATIONS - 78.0%
GOVERNMENT SECURITIES - 16.6%
Federal Home Loan Bank - 0.3% (w)
Federal Home Loan Bank, 5.63%, 06/11/21	3,200	4,112
Federal National Mortgage Association - 0.1% (w)
Federal National Mortgage Association, 4.13%, 04/15/14	1,100	1,174
Municipals - 1.4%
American Municipal Power Inc. - Series E, 6.27%, 02/15/50	875	1,007
Northstar Education Finance Inc.
0.42%, 04/01/42 - 01/29/46	1,175	970
0.45%, 04/01/42	700	578
0.44%, 01/29/46	800	661
Northstar Education Finance Inc. Student Loan Asset-Backed Note
0.66%, 04/29/19 (i)	5,120	5,057
0.60%, 04/01/42	2,300	1,900
0.45%, 01/29/46	75	62
1.16%, 01/29/46	2,000	1,652
State of California
7.95%, 03/01/36	1,290	1,526
7.63%, 03/01/40	2,390	3,090
		16,503
Sovereign - 3.5%
Colombia Government International Bond, 4.38%, 07/12/21	4,380	4,927
Hellenic Republic Government Bond, 2.00%, 02/24/23 - 02/24/42 (k), EUR	12,620	2,130
Indonesia Government International Bond, 8.50%, 10/12/35	1,590	2,329
Mexican Bonos
10.00%, 12/05/24, MXN	18,198	1,911
7.75%, 11/13/42, MXN	53,998	4,505
Mexican Cetes
0.33%, 09/20/12, MXN	30,460	2,261
0.30%, 10/18/12, MXN	52,388	3,874
Province of Quebec, Canada, 4.60%, 05/26/15 (e)	1,475	1,639
Republic of Argentina, 2.84%, 12/15/35 (i), EUR	4,671	528
Russian Foreign Bond, 4.50%, 04/04/22 (q)	800	838
South Africa Government Bond
7.25%, 01/15/20, ZAR	2,124	261
6.75%, 03/31/21, ZAR	10,714	1,266
10.50%, 12/21/26, ZAR	21,172	3,144
Tennessee Valley Authority
4.38%, 06/15/15	2,400	2,664
5.98%, 04/01/36	1,250	1,748
4.63%, 09/15/60	800	971
Venezuela Government International Bond
7.75%, 10/13/19	1,430	1,098
12.75%, 08/23/22	1,130	1,085
9.00%, 05/07/23	860	662
8.25%, 10/13/24	2,810	2,030
7.65%, 04/21/25	750	517
11.75%, 10/21/26	320	284
9.25%, 05/07/28	30	23
11.95%, 08/05/31	570	507
		41,202
Treasury Inflation Index Securities - 0.9%
U.S. Treasury Inflation Indexed Note
2.00%, 07/15/14 (n)	1,709	1,811
1.63%, 01/15/15 (n)	5,181	5,506

See accompanying Notes to Financial Statements.

	Shares/Par (p)	Value
1.88%, 07/15/15 (n)	1,065	1,158
0.75%, 02/15/42 (n)	2,444	2,563
		11,038
U.S. Treasury Securities - 10.4%
U.S. Treasury Bond
6.50%, 11/15/26	10,900	16,803
5.00%, 05/15/37	500	722
4.38%, 05/15/41	3,800	5,075
3.75%, 08/15/41	2,100	2,532
3.13%, 11/15/41 - 02/15/42	9,800	10,527
3.00%, 05/15/42	1,000	1,047
U.S. Treasury Note
0.13%, 09/30/13	700	699
0.38%, 11/15/14 - 06/15/15	66,900	66,914
0.25%, 12/15/14	1,600	1,596
0.25%, 01/15/15 (o)	6,900	6,880
0.63%, 05/31/17 (e)	3,200	3,185
1.38%, 12/31/18 (e)	6,400	6,543
		122,523
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 61.4%
Federal Home Loan Mortgage Corp. - 6.7%
Federal Home Loan Mortgage Corp.
4.38%, 01/15/14, EUR	1,900	2,518
0.38%, 02/27/14	2,400	2,401
1.00%, 03/08/17 - 07/28/17	17,000	17,052
1.25%, 05/12/17	2,100	2,128
2.70%, 05/25/18	3,900	4,111
2.32%, 10/25/18	12,000	12,391
2.09%, 03/25/19	9,000	9,159
2.38%, 01/13/22	4,900	5,029
5.00%, 12/01/35	142	158
5.50%, 01/01/36 - 02/01/36	126	138
4.00%, 08/01/36 - 06/01/42	8,222	8,822
3.08%, 01/01/37 (i)	650	689
6.00%, 09/01/37 - 11/01/38	2,251	2,514
6.50%, 01/01/38 - 12/01/38	3,247	3,689
4.50%, 11/01/40 - 03/01/41	98	105
4.00%, 07/15/42, TBA (g)	4,000	4,244
REMIC, 2.30%, 09/25/18	3,100	3,199
REMIC, 2.22%, 12/25/18	900	923
REMIC, 1,156.50%, 06/15/21 (q)	—	—
		79,270
Federal National Mortgage Association - 54.4%
Federal National Mortgage Association
0.50%, 07/25/14 (k)	21,800	21,801
0.38%, 03/16/15	800	798
2.80%, 03/01/18	2,538	2,683
5.00%, 03/01/18 - 10/01/41	28,981	31,516
3.74%, 05/01/18	1,479	1,618
3.84%, 05/01/18	1,790	1,969
4.50%, 05/01/18 - 10/01/41	99,210	106,902
6.50%, 02/01/19	1	1
4.51%, 06/01/19	4,400	4,977
3.42%, 10/01/20	1,177	1,272
3.63%, 12/01/20	883	966
3.76%, 12/01/20	5,111	5,624
3.83%, 07/01/21	1,600	1,762
5.50%, 09/01/23 - 02/01/39	9,987	10,950
2.50%, 07/15/27, TBA (g)	59,000	60,788
8.00%, 08/01/29 - 01/01/31	58	67
4.00%, 10/01/31 - 07/01/42	99,044	105,633
6.00%, 03/01/32 - 11/01/38	1,136	1,271
7.00%, 07/01/32	11	13
2.29%, 11/01/35 (i)	58	60
2.40%, 05/01/36 (i)	385	406
2.58%, 05/01/36 (i)	386	405
2.63%, 08/01/36 (i)	406	431
2.46%, 09/01/36 (i)	431	448
4.00%, 08/01/39 - 12/31/49, TBA (g)	58,100	61,880
3.50%, 08/15/40 - 07/15/41, TBA (g)	161,000	168,796
3.00%, 07/15/42 - 08/15/42, TBA (g)	50,000	51,207
REMIC, 10.40%, 04/25/19	—	—
		644,244
Government National Mortgage Association - 0.3%
Government National Mortgage Association
3.95%, 07/15/25	984	1,069
6.00%, 06/15/34 - 11/15/38	225	254
3.50%, 07/15/42, TBA (g)	1,000	1,069
4.00%, 12/31/49, TBA (g)	1,000	1,091
		3,483
Total Government and Agency Obligations (cost $910,497)		923,549

COMMON STOCKS - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Home Interior Gift Inc. (c) (f)	491	—
MATERIALS - 0.0%
Applied Extrusion Technologies Inc. - Class B (c) (f)	2	—
Total Common Stocks (cost $226)		—

SHORT TERM INVESTMENTS - 27.4%
Investment Company - 24.1%
JNL Money Market Fund, 0.09% (a) (h)	285,194	285,194
Securities Lending Collateral - 3.3%
Securities Lending Cash Collateral Fund LLC, 0.34% (a) (h)	39,541	39,541
Securities Lending Liquidating Fund LLC, 0.38% (a) (h)	135	131
		39,672
Total Short Term Investments (cost $324,870)		324,866

Total Investments - 131.3% (cost $1,544,136)		1,554,299
Total Forward Sales Commitments - (7.7%) (proceeds $90,741)		(90,768)
Other Assets and Liabilities, Net - (23.6%) (o)		(279,749)
Total Net Assets - 100.0%		$1,183,782

FORWARD SALES COMMITMENTS - 7.7%
GOVERNMENT AND AGENCY OBLIGATIONS - 7.7%
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 7.7%
Federal Home Loan Mortgage Corp. - 2.3%
Federal Home Loan Mortgage Corp., 4.50%, 04/15/41, TBA (g)	$25,000	$26,816
Federal National Mortgage Association - 5.4%
Federal National Mortgage Association
4.00%, 07/15/42, TBA (g)	55,000	58,532
5.00%, 07/15/42	4,000	4,329

See accompanying Notes to Financial Statements.

	Shares/Par (p)	Value
5.50%, 07/15/42	1,000	1,091
		63,952

Total Forward Sales Commitments - 7.7% (proceeds $90,741)		$90,768

JNL/Goldman Sachs Emerging Markets Debt Fund

Sector Weightings:	Percentage of Total Investments
Government Securities	72.6%
Financials	16.3
Energy	2.8
Industrials	2.5
Utilities	0.8
Telecommunication Services	0.3
Short Term Investments	4.7
Total Investments	100.0%

CORPORATE BONDS AND NOTES - 22.2%
ENERGY - 2.7%
Gazprom OAO, 9.25%, 04/23/19	$1,451	$1,810
Petroleos de Venezuela SA, 5.25%, 04/12/17	1,180	838
Petroleos Mexicanos, 7.65%, 11/24/21 (r), MXN	258,999	20,068
		22,716
FINANCIALS - 16.0%
Bank of Thailand, 3.30%, 04/30/14, THB	42,900	1,352
Barclays Bank Plc Credit Linked Note (Indonesia Government, 10.00%, 07/15/17, Moody rating Baa3) (q), IDR	82,000,000	10,386
Citigroup Funding Inc. Credit Linked Note (Colombian Government Bond, 10.00%, 07/24/24, Moody rating N/A) (r), COP	1,642,000	1,137
Citigroup Funding Inc. Credit Linked Note (Colombian Government Bond, 11.00%, 07/24/20, Moody rating N/A) (i) (r), COP	4,514,000	3,165
Citigroup Funding Inc. Credit Linked Note (Colombian Government Bond, 11.25%, 10/24/18, Moody rating N/A) (i) (r), COP	10,289,000	7,159
Citigroup Funding Inc. Credit Linked Note (Colombian Government Bond, 11.25%, 10/24/18, Moody rating N/A) (r), COP	9,263,000	6,445
Credit Suisse Nassau Credit Linked Note (Nota do Tesouro Nacional, 10.00%, 01/01/13, Moody rating N/A), BRL	2,472	1,242
Credit Suisse Nassau Credit Linked Note (Nota Do Tesouro Nacional, 6.00%, 08/15/40, Moody rating N/A), BRL	2,370	2,996
Credit Suisse Nassau Credit Linked Note (Nota Do Tesouro Nacional, 6.00%, 08/19/40, Moody rating NA) (q), BRL	3,300	4,171
Deutsche Bank AG Credit Linked Note (Federal Republic of Nigeria, 0.00%, 10/11/12, Moody rating N/A), NGN	282,000	1,660
Deutsche Bank AG Credit Linked Note (Indonesia Government, 10.75%, 05/15/16, Moody rating Baa3) (q), IDR	20,500,000	2,611
Deutsche Bank AG Credit Linked Note (Indonesia Government, 7.00%, 05/15/22, Moody rating N/A), IDR	128,000,000	14,509
Deutsche Bank AG Credit Linked Note (Indonesia Government, 7.00%, 05/15/27, Moody rating N/A), IDR	17,900,000	1,987
Deutsche Bank AG Credit Linked Note (Indonesia Government, 8.25%, 06/15/32, Moody rating N/A), IDR	13,600,000	1,659
Deutsche Bank AG Credit Linked Note (Indonesia Government, 8.25%, 07/15/2021, Moody rating Baa3), IDR	84,000,000	10,332
Deutsche Bank AG Credit Linked Note (Russian Government, 7.35%, 01/20/16, Moody rating Baa1), RUB	45,000	1,376
Evergrande Real Estate Group Ltd., 7.50%, 01/19/14, CNY	19,870	2,806
Hongkong & Shanghai Banking Corp. Credit Linked Note (Indonesia Government, 10.00%, 07/15/17, Moody rating Baa3) (q), IDR	65,000,000	8,232
Hongkong & Shanghai Banking Corp. Credit Linked Note (Indonesia Government, 10.75%, 05/15/16, Moody rating Baa3) (q), IDR	86,000,000	10,814
HSBC Bank USA Credit Linked Note (Nota Do Tesouro Nacional, 6.00%, 08/15/40, Moody rating N/A), 08/15/40 (i), BRL	2,130	2,692
JPMorgan Chase & Co., 6.00%, 10/10/12 (q), PHP	40,000	954
JPMorgan Chase & Co. Credit Linked Note (Indonesia Government, 11.00%, 11/15/20, Moody rating Baa3) (q), IDR	20,000,000	2,836
JPMorgan Chase & Co. Credit Linked Note (Indonesia Government, 7.00%, 05/15/22, Moody rating N/A) (r), IDR	11,000,000	1,247
JPMorgan Chase & Co. Credit Linked Note (Russian Government, 7.35%, 01/20/16, Moody rating Baa1) (q), RUB	625,500	19,121
RSHB Capital SA, 7.50%, 03/25/13, RUB	244,200	7,559
Russian Agricultural Bank OJSC, 8.70%, 03/17/16, RUB	128,000	3,967
		132,415
INDUSTRIALS - 2.4%
Transnet Ltd.
9.25%, 11/14/17, ZAR	4,000	524
10.50%, 09/17/20, ZAR	17,000	2,341
10.75%, 11/06/23, ZAR	7,000	959
9.50%, 08/19/25, ZAR	61,000	7,687
8.90%, 11/14/27, ZAR	72,000	8,654
		20,165
TELECOMMUNICATION SERVICES - 0.3%
VimpelCom Ltd., 7.50%, 03/01/22 (r)	2,340	2,198

UTILITIES - 0.8%
Empresa de Energia de Bogota SA, 6.13%, 11/10/21 (e) (r)	2,430	2,564
Empresas Publicas de Medellin ESP, 8.38%, 02/01/21, COP	6,434,000	3,905
		6,469
Total Corporate Bonds and Notes (cost $186,416)		183,963

See accompanying Notes to Financial Statements.

	Shares/Par (p)	Value
GOVERNMENT AND AGENCY OBLIGATIONS - 70.8%
GOVERNMENT SECURITIES - 70.8%
Sovereign - 69.3%
Argentina Government International Bond, 7.00%, 10/03/15	250	193
Bank Negara Malaysia Monetary Notes, 0.96%, 08/16/12, MYR	26,000	8,158
Bank of Thailand
0.10%, 03/07/13, THB	459,000	14,143
3.42%, 08/18/13, THB	208,200	6,572
Bonos del Banco Central de Chile, 6.00%, 02/01/21, CLP	910,000	1,916
Bonos Tesoreria Pesos, 6.00%, 01/01/22, CLP	1,875,000	3,951
Brazil Letras do Tesouro Nacional, 0.00%, 01/01/13 (j), BRL	31,322	15,025
Brazil Notas do Tesouro Nacional
6.00%, 08/15/12 - 08/15/22, BRL	16,761	19,576
10.00%, 01/01/13 - 01/01/21, BRL	34,425	17,329
Colombia Government International Bond
7.75%, 04/14/21 (e), COP	1,759,000	1,227
9.85%, 06/28/27, COP	11,938,000	10,110
Dominican Republic International Bond, 16.95%, 02/04/22, DOP	151,800	3,882
Hungary Government Bond
8.00%, 02/12/15, HUF	1,931,440	8,656
5.50%, 02/12/16, HUF	2,986,670	12,399
6.75%, 02/24/17 (e), HUF	830,220	3,536
6.50%, 06/24/19, HUF	101,000	418
7.00%, 06/24/22, HUF	853,470	3,579
Indonesia Government Bond
7.38%, 09/15/16, IDR	144,764,000	16,494
15.00%, 07/15/18, IDR	18,617,000	2,894
11.00%, 11/15/20, IDR	25,400,000	3,565
8.25%, 07/15/21, IDR	457,000	55
10.50%, 08/15/30, IDR	41,729,000	6,062
Indonesia Government International Bond
7.75%, 01/17/38 (e) (r)	480	660
7.75%, 01/17/38	1,010	1,389
Ivory Coast Government International Bond, 3.75%, 12/31/32 (c) (d)	3,899	2,885
Malaysia Government Bond
4.26%, 09/15/16, MYR	66,075	21,717
4.01%, 09/15/17, MYR	10,840	3,537
3.31%, 10/31/17, MYR	34,900	11,054
3.58%, 09/28/18, MYR	29,975	9,559
4.38%, 11/29/19, MYR	37,700	12,600
4.16%, 07/15/21, MYR	72,075	23,862
Mexican Bonos
9.50%, 12/18/14, MXN	256,940	21,390
6.50%, 06/10/21, MXN	2,012	163
7.50%, 06/03/27, MXN	69,623	5,928
10.00%, 11/20/36, MXN	97,151	10,116
8.50%, 11/18/38, MXN	135,430	12,283
7.75%, 11/13/42, MXN	117,068	9,766
Nigeria Government International Bond, 0.00%, 02/21/13 (j), NGN	85,000	471
Nota Do Tesouro Nacional, 6.00%, 08/15/40, BRL	6,461	8,352
Peruvian Government International Bond
4.40%, 09/12/13, PEN	649	248
9.91%, 05/05/15 - 05/05/15, PEN	1,399	610
7.84%, 08/12/20 - 08/12/20, PEN	30,362	13,506
8.20%, 08/12/26, PEN	8,170	3,913
6.95%, 08/12/31, PEN	12,147	5,282
6.90%, 08/12/37, PEN	9,290	4,038
6.85%, 02/12/42, PEN	4,290	1,817
Philippine Government Bond, 4.95%, 01/15/21, PHP	232,000	5,737
Poland Government Bond
1.22%, 01/25/14, PLN	22,400	6,265
5.50%, 04/25/15, PLN	19,400	5,959
Republic of Argentina, 0.03%, 12/15/35 (i), EUR	28,091	3,039
Russia Government International Bond, 7.50%, 03/31/30	23,248	27,912
Russian Foreign Bond
3.25%, 04/04/17 (r)	3,600	3,622
5.63%, 04/04/42 (r)	600	642
South Africa Government Bond
8.00%, 12/21/18, ZAR	200	26
7.25%, 01/15/20, ZAR	3,375	415
10.50%, 12/21/26, ZAR	146,875	21,813
7.00%, 02/28/31, ZAR	34,500	3,683
6.25%, 03/31/36, ZAR	47,700	4,462
Tesoreria General de la Republica, 3.00%, 01/01/15, CLP	633,566	1,280
Thailand Government Bond
5.25%, 05/12/14, THB	50,000	1,631
3.63%, 05/22/15, THB	118,635	3,770
4.13%, 11/18/16, THB	534,025	17,305
3.25%, 06/16/17, THB	32,000	998
1.20%, 07/14/21, THB	321,899	10,143
3.65%, 12/17/21, THB	64,700	2,060
3.58%, 12/17/27, THB	208,800	6,304
Turkey Government Bond
0.00%,05/15/13 (j), TRY	49,000	25,103
4.55%, 07/17/13, TRY	77,100	38,954
10.00%, 12/04/13, TRY	13,425	7,539
11.00%, 08/06/14, TRY	5,775	3,340
9.00%, 01/27/16 - 03/08/17, TRY	28,700	16,121
9.50%, 01/12/22, TRY	6,500	3,797
Venezuela Government International Bond
9.00%, 05/07/23	1,020	785
8.25%, 10/13/24	8,600	6,213
9.25%, 05/07/28 - 05/07/28	1,900	1,444
		575,248
Treasury Inflation Index Securities - 1.5%
Poland Government Treasury Inflation Indexed Bond, 3.00%, 08/24/16 (n), PLN	40,458	12,509

Total Government and Agency Obligations (cost $589,481)		587,757

SHORT TERM INVESTMENTS - 4.6%
Investment Company - 3.8%
JNL Money Market Fund, 0.09% (a) (h)	31,176	31,176
Securities Lending Collateral - 0.6%
Securities Lending Cash Collateral Fund LLC, 0.34% (a) (h)	4,914	4,914
Treasury Securities - 0.2%
Nigeria Treasury Bill, 0.09%, 04/04/13, NGN	331,000	1,787
Total Short Term Investments (cost $37,963)		37,877

Total Investments - 97.6% (cost $813,860)		809,597
Other Assets and Liabilities, Net - 2.4% (o)		20,316
Total Net Assets - 100.0%		$829,913

See accompanying Notes to Financial Statements.

JNL/Goldman Sachs Mid Cap Value Fund* (x)

Sector Weightings:	Percentage of Total Investments
Financials	28.7%
Utilities	12.5
Information Technology	11.0
Consumer Discretionary	9.6
Industrials	8.1
Health Care	6.9
Energy	6.4
Materials	5.3
Consumer Staples	5.3
Telecommunication Services	0.7
Investment Companies	2.3
Short Term Investments	3.2
Total Investments	100.0%

	Shares/Par (p)	Value
COMMON STOCKS - 96.2%
CONSUMER DISCRETIONARY - 9.8%
Liberty Media Corp. (c)	590	$10,493
Macy’s Inc.	314	10,784
Scripps Networks Interactive Inc.	191	10,880
Other Securities		50,491
		82,648
CONSUMER STAPLES - 5.4%
Coca-Cola Enterprises Inc.	291	8,162
Constellation Brands Inc. - Class A (c)	332	8,984
JM Smucker Co.	173	13,036
Other Securities		15,162
		45,344
ENERGY - 6.5%
Cabot Oil & Gas Corp.	207	8,145
Cameron International Corp. (c)	183	7,814
EQT Corp.	155	8,317
Marathon Petroleum Corp.	180	8,104
Other Securities		22,394
		54,774
FINANCIALS - 29.2%
Alexandria Real Estate Equities Inc.	144	10,484
Ameriprise Financial Inc.	216	11,264
AvalonBay Communities Inc.	82	11,644
Everest Re Group Ltd.	147	15,170
Host Hotels & Resorts Inc.	752	11,891
Invesco Ltd.	523	11,825
Kimco Realty Corp.	445	8,470
Liberty Property Trust (e)	269	9,892
M&T Bank Corp.	132	10,904
MFA Financial Inc.	1,005	7,930
NASDAQ OMX Group Inc.	429	9,730
PartnerRe Ltd.	105	7,932
Principal Financial Group Inc.	522	13,697
SLM Corp.	819	12,873
SunTrust Banks Inc.	477	11,567
Ventas Inc.	134	8,432
Willis Group Holdings Plc	233	8,498
WR Berkley Corp.	282	10,958
XL Group Plc	443	9,317
Other Securities		44,162
		246,640
HEALTH CARE - 7.1%
Aetna Inc.	280	10,853
Boston Scientific Corp. (c)	1,763	9,994
Hologic Inc. (c)	448	8,086
Life Technologies Corp. (c)	249	11,183
Mylan Inc. (c)	455	9,733
Warner Chilcott Plc (c)	545	9,770
		59,619
INDUSTRIALS - 8.2%
Dover Corp.	194	10,424
Lennox International Inc.	190	8,859
Rockwell Automation Inc.	128	8,475
Textron Inc.	349	8,672
Other Securities		32,718
		69,148
INFORMATION TECHNOLOGY - 11.2%
Altera Corp.	319	10,791
Fidelity National Information Services Inc.	235	7,996
Lam Research Corp. (c) (e)	243	9,188
Other Securities		66,492
		94,467
MATERIALS - 5.4%
Albemarle Corp.	197	11,743
Reliance Steel & Aluminum Co.	168	8,492
Other Securities		25,586
		45,821
TELECOMMUNICATION SERVICES - 0.7%
Other Securities		6,385

UTILITIES - 12.7%
Edison International	200	9,255
PPL Corp.	471	13,109
SCANA Corp.	233	11,153
Sempra Energy	192	13,220
Xcel Energy Inc.	511	14,531
Other Securities		45,838
		107,106
Total Common Stocks (cost $784,179)		811,952

INVESTMENT COMPANIES - 2.3%
iShares Russell Midcap Value Index Fund	419	19,392
Total Investment Companies (cost $19,406)		19,392

SHORT TERM INVESTMENTS - 3.2%
Investment Company - 1.5%
JNL Money Market Fund, 0.09% (a) (h)	12,513	12,513

Securities Lending Collateral - 1.7%
Securities Lending Cash Collateral Fund LLC, 0.34% (a) (h)	14,377	14,377
Securities Lending Liquidating Fund LLC, 0.38% (a) (h)	149	145
		14,522
Total Short Term Investments (cost $27,039)		27,035

Total Investments - 101.7% (cost $830,624)		858,379
Other Assets and Liabilities, Net - (1.7%)		(14,647)
Total Net Assets - 100.0%		$843,732

See accompanying Notes to Financial Statements.

JNL/Goldman Sachs U.S. Equity Flex Fund* (x)

Sector Weightings:	Percentage of Total Investments
Information Technology	19.0%
Financials	14.7
Consumer Staples	13.3
Health Care	13.0
Consumer Discretionary	11.9
Energy	10.4
Industrials	8.1
Utilities	3.0
Telecommunication Services	2.4
Materials	1.9
Short Term Investments	2.3
Total Investments	100.0%

	Shares/Par (p)	Value
COMMON STOCKS - 123.8%
CONSUMER DISCRETIONARY - 14.9%
DIRECTV - Class A (c)	30	$1,486
Lowe’s Cos. Inc.	108	3,082
Macy’s Inc.	34	1,158
McDonald’s Corp.	17	1,515
MGM Resorts International (c)	106	1,183
Time Warner Inc.	30	1,158
Walt Disney Co. (o)	28	1,381
Williams-Sonoma Inc.	49	1,722
Other Securities		4,284
		16,969
CONSUMER STAPLES - 15.8%
Anheuser-Busch InBev NV - ADR	15	1,206
Coca-Cola Co. (o)	30	2,375
Constellation Brands Inc. - Class A (c)	77	2,072
CVS Caremark Corp.	42	1,976
Diageo Plc - ADR	12	1,251
JM Smucker Co.	29	2,154
Philip Morris International Inc.	32	2,755
Procter & Gamble Co. (o)	24	1,500
Wal-Mart Stores Inc. (o)	31	2,130
Other Securities		577
		17,996
ENERGY - 13.5%
Chevron Corp.	19	1,976
Devon Energy Corp. (o)	33	1,890
Exxon Mobil Corp. (o)	76	6,497
Halliburton Co.	83	2,369
Occidental Petroleum Corp.	19	1,602
Other Securities		1,024
		15,358
FINANCIALS - 17.9%
Ameriprise Financial Inc. (o)	34	1,751
Bank of America Corp.	236	1,927
JPMorgan Chase & Co. (o)	91	3,241
MetLife Inc.	42	1,304
Prudential Financial Inc. (o)	47	2,283
SunTrust Banks Inc. (o)	68	1,644
Travelers Cos. Inc. (o)	47	2,979
U.S. Bancorp	83	2,659
Other Securities		2,547
		20,335

HEALTH CARE - 14.2%
Celgene Corp. (c) (o)	32	2,064
CR Bard Inc.	14	1,476
Gilead Sciences Inc. (c)	22	1,135
Johnson & Johnson	38	2,547
Mylan Inc. (c)	83	1,783
Pfizer Inc.	79	1,817
UnitedHealth Group Inc.	29	1,717
Vertex Pharmaceuticals Inc. (c)	21	1,176
Other Securities		2,431
		16,146
INDUSTRIALS - 11.4%
Boeing Co. (o)	33	2,457
Deere & Co.	19	1,573
General Electric Co. (o)	275	5,728
Masco Corp.	100	1,391
Textron Inc. (o)	72	1,802
		12,951
INFORMATION TECHNOLOGY - 24.7%
Adobe Systems Inc. (c) (o)	52	1,673
Altera Corp. (o)	59	1,990
Apple Inc. (c) (o)	12	6,913
EMC Corp. (c) (o)	79	2,028
Google Inc. - Class A (c) (o)	5	2,815
Lam Research Corp. (c)	39	1,482
Microsoft Corp. (o)	108	3,305
Other Securities		7,926
		28,132
MATERIALS - 4.0%
Eastman Chemical Co.	41	2,087
Freeport-McMoRan Copper & Gold Inc.	49	1,666
Other Securities		835
		4,588
TELECOMMUNICATION SERVICES - 3.1%
AT&T Inc. (o)	58	2,076
Sprint Nextel Corp. (c)	441	1,439
		3,515
UTILITIES - 4.3%
IDACORP Inc.	40	1,696
Other Securities		3,129
		4,825
Total Common Stocks (cost $134,027)		140,815

SHORT TERM INVESTMENTS - 2.4%
Investment Company - 2.4%
JNL Money Market Fund, 0.09% (a) (h)	2,701	2,701
Total Short Term Investments (cost $2,701)		2,701

Total Investments - 126.2% (cost $136,728)		143,516
Total Securities Sold Short - (24.8%) (proceeds $27,358)		(28,214)
Other Assets and Liabilities, Net - (1.4%)		(1,556)
Total Net Assets - 100.0%		$113,746

SECURITIES SOLD SHORT - 24.8% (c)
COMMON STOCKS - 24.8%
CONSUMER DISCRETIONARY - 2.9%
AutoNation Inc.	14	$504
DR Horton Inc.	43	793
Gap Inc.	17	466

See accompanying Notes to Financial Statements.

	Shares/Par (p)	Value
Garmin Ltd.	10	397
New York Times Co. - Class A	48	374
Penske Auto Group Inc.	13	272
Regis Corp.	25	446
		3,252
CONSUMER STAPLES - 2.3%
Dean Foods Co.	61	1,036
Kimberly-Clark Corp.	9	788
Kroger Co.	19	430
Safeway Inc.	20	367
		2,621
ENERGY - 2.9%
Apache Corp.	10	907
ConocoPhillips	19	1,088
Murphy Oil Corp.	20	1,009
Phillips 66	10	324
		3,328
FINANCIALS - 3.0%
ACE Ltd.	7	490
Charles Schwab Corp.	45	580
eHealth Inc.	39	628
Federated Investors Inc. - Class B	54	1,191
Valley National Bancorp	47	502
		3,391
HEALTH CARE - 1.0%
Becton Dickinson & Co.	4	323
Medtronic Inc.	7	276
Zimmer Holdings Inc.	9	599
		1,198
INDUSTRIALS - 3.2%
Caterpillar Inc.	11	972
Joy Global Inc.	9	520
Lockheed Martin Corp.	8	683
Northrop Grumman Systems Corp.	9	598
Precision Castparts Corp.	5	890
		3,663
INFORMATION TECHNOLOGY - 5.5%
Corning Inc.	44	564
FactSet Research Systems Inc.	9	795
Flextronics International Ltd.	118	732
Intel Corp.	44	1,174
International Business Machines Corp.	2	449
Lexmark International Inc.	28	738
QLogic Corp.	53	720
Teradata Corp.	15	1,088
		6,260
MATERIALS - 2.1%
Huntsman Corp.	51	659
Kronos Worldwide Inc.	21	326
United States Steel Corp.	35	719
Valhi Inc.	55	692
		2,396
TELECOMMUNICATION SERVICES - 0.7%
Verizon Communications Inc.	18	781

UTILITIES - 1.2%
Southern Co.	13	624
Wisconsin Energy Corp.	18	700
		1,324

Total Securities Sold Short - 24.8% (proceeds $27,358)		$28,214

JNL/Invesco Global Real Estate Fund* (x)

Sector Weightings:	Percentage of Total Investments
Financials	90.3%
Short Term Investments	9.7
Total Investments	100.0%

COMMON STOCKS - 98.2%
FINANCIALS - 98.2%
Real Estate Investment Trusts - 72.0%
Diversified - REITS - 15.4%
British Land Co. Plc	968	$7,751
Dexus Property Group	6,848	6,553
Digital Realty Trust Inc. (e)	156	11,720
Goodman Group (e)	1,640	6,210
GPT Group	2,118	7,165
Land Securities Group Plc	805	9,325
Stockland	2,562	8,130
Unibail-Rodamco SE	93	17,190
Other Securities		47,993
		122,037
Industrial - REITS - 3.3%
DCT Industrial Trust Inc.	1,288	8,116
ProLogis Inc.	539	17,915
		26,031
Office - REITS - 11.1%
Alexandria Real Estate Equities Inc.	142	10,295
Boston Properties Inc.	174	18,862
Duke Realty Corp.	791	11,577
Japan Real Estate Investment Corp.	1	6,308
Kilroy Realty Corp.	252	12,220
SL Green Realty Corp.	110	8,838
Other Securities		19,984
		88,084
Residential - REITS - 12.3%
AvalonBay Communities Inc.	196	27,710
Boardwalk Real Estate Investment Trust (e)	141	8,138
Equity Residential	276	17,225
Essex Property Trust Inc. (e)	131	20,215
UDR Inc.	573	14,799
Other Securities		9,849
		97,936
Retail - REITS - 18.8%
CFS Retail Property Trust	4,980	9,939
DDR Corp.	672	9,842
General Growth Properties Inc.	742	13,431
Kimco Realty Corp.	482	9,174
Macerich Co.	205	12,106
Primaris Retail Real Estate Investment Trust (e)	265	6,123
Regency Centers Corp.	160	7,603
Simon Property Group Inc.	251	39,111
Westfield Group	1,915	18,750
Westfield Retail Trust	3,564	10,454

See accompanying Notes to Financial Statements.

	Shares/Par (p)	Value
Other Securities		13,209
		149,742
Specialized - REITS - 11.1%
Chartwell Seniors Housing REIT (e)	766	7,300
HCP Inc.	256	11,290
Health Care REIT Inc.	105	6,142
Healthcare Realty Trust Inc.	293	6,989
Host Hotels & Resorts Inc.	1,193	18,879
Sovran Self Storage Inc.	123	6,175
Ventas Inc.	356	22,477
Other Securities		9,365
		88,617
Real Estate Management & Development - 26.2%
Real Estate Operating Companies - 22.5%
Brookfield Properties Corp.	351	6,142
CapitaLand Ltd.	3,401	7,333
Global Logistic Properties Ltd.	4,070	6,776
Hang Lung Properties Ltd.	3,689	12,619
Hongkong Land Holdings Ltd.	1,811	10,447
Kerry Properties Ltd.	1,466	6,308
Mitsui Fudosan Co. Ltd.	1,095	21,246
Sino Land Co. (e)	5,464	8,297
Sumitomo Realty & Development Co. Ltd.	720	17,709
Sun Hung Kai Properties Ltd.	1,257	14,944
Wharf Holdings Ltd.	1,830	10,177
Other Securities		56,654
		178,652
Real Estate Services - 3.7%
Mitsubishi Estate Co. Ltd.	699	12,541
Other Securities		17,337
		29,878
Total Common Stocks (cost $742,909)		780,977

SHORT TERM INVESTMENTS - 10.6%
Investment Company - 1.4%
JNL Money Market Fund, 0.09% (a) (h)	11,170	11,170

Securities Lending Collateral - 9.2%
Securities Lending Cash Collateral Fund LLC, 0.34% (a) (h)	72,661	72,661
Securities Lending Liquidating Fund LLC, 0.38% (a) (h)	338	330
		72,991
Total Short Term Investments (cost $84,169)		84,161

Total Investments - 108.8% (cost $827,078)		865,138
Other Assets and Liabilities, Net - (8.8%)		(70,312)
Total Net Assets - 100.0%		$794,826

JNL/Invesco International Growth Fund* (x)

Sector Weightings:	Percentage of Total Investments
Consumer Discretionary	20.7%
Consumer Staples	11.4
Information Technology	9.7
Health Care	9.1
Energy	8.3
Industrials	8.3
Financials	7.6
Materials	4.2
Telecommunication Services	2.9
Utilities	1.4
Short Term Investments	16.4
Total Investments	100.0%

COMMON STOCKS - 88.4%
CONSUMER DISCRETIONARY - 20.9%
Adidas AG	144	$10,308
Compass Group Plc	1,576	16,539
Denso Corp.	265	9,048
Grupo Televisa SA - GDR	412	8,856
Hyundai Mobis	35	8,587
Kingfisher Plc	2,370	10,689
Next Plc	197	9,911
Publicis Groupe (e)	170	7,793
Reed Elsevier Plc	1,523	12,205
Toyota Motor Corp.	210	8,460
WPP Plc	625	7,593
Yamada Denki Co. Ltd.	178	9,101
Other Securities		31,925
		151,015
CONSUMER STAPLES - 12.2%
Anheuser-Busch InBev NV	207	16,285
British American Tobacco Plc	225	11,450
Fomento Economico Mexicano SAB de CV - ADR	88	7,829
Imperial Tobacco Group Plc	366	14,104
Nestle SA	180	10,771
Unilever NV	259	8,642
Other Securities		19,004
		88,085
ENERGY - 8.9%
BG Group Plc	531	10,873
Royal Dutch Shell Plc - Class B	263	9,194
Suncor Energy Inc.	383	11,073
WorleyParsons Ltd.	381	9,890
Other Securities		23,395
		64,425
FINANCIALS - 8.2%
Banco Bradesco SA - ADR (e)	795	11,828
Industrial & Commercial Bank of China	13,212	7,406
Swedbank AB	495	7,806
United Overseas Bank Ltd.	587	8,717
Other Securities		23,304
		59,061
HEALTH CARE - 9.8%
CSL Ltd.	254	10,283
Fresenius Medical Care AG & Co. KGaA	115	8,087
Novartis AG	134	7,476
Novo-Nordisk A/S	61	8,820
Roche Holding AG	52	8,966
Teva Pharmaceutical Industries Ltd. - ADR	281	11,097
Other Securities		15,873
		70,602
INDUSTRIALS - 8.9%
Brambles Ltd.	1,578	10,009
Hutchison Whampoa Ltd.	844	7,321
Keppel Corp. Ltd. (e)	1,187	9,727
Schneider Electric SA (e)	129	7,191

See accompanying Notes to Financial Statements.

	Shares/Par (p)	Value
Other Securities		30,056
		64,304
INFORMATION TECHNOLOGY - 10.4%
Amadeus IT Holding SA (e)	359	7,597
Canon Inc. (e)	269	10,732
CGI Group Inc. - Class A	283	6,804
Keyence Corp. (e)	33	8,227
NHN Corp.	41	8,946
SAP AG	225	13,327
Taiwan Semiconductor Manufacturing Co. Ltd.	3,039	8,320
Other Securities		11,244
		75,197
MATERIALS - 4.5%
Agrium Inc. (e)	75	6,675
BHP Billiton Ltd.	217	7,061
Potash Corp of Saskatchewan Inc.	180	7,853
Syngenta AG	31	10,772
		32,361
TELECOMMUNICATION SERVICES - 3.1%
America Movil SAB de CV - ADR	447	11,641
China Mobile Ltd. (e)	820	8,996
Other Securities		1,678
		22,315
UTILITIES - 1.5%
Other Securities		10,411

Total Common Stocks (cost $601,891)		637,776

PREFERRED STOCKS - 1.4%
CONSUMER DISCRETIONARY - 1.4%
Volkswagen AG	61	9,682

Total Preferred Stocks (cost $10,895)		9,682

SHORT TERM INVESTMENTS - 17.6%
Investment Company - 9.8%
JNL Money Market Fund, 0.09% (a) (h)	70,983	70,983

Securities Lending Collateral - 7.8%
Securities Lending Cash Collateral Fund LLC, 0.34% (a) (h)	56,066	56,066
Securities Lending Liquidating Fund LLC, 0.38% (a) (h)	328	320
		56,386
Total Short Term Investments (cost $127,377)		127,369

Total Investments - 107.4% (cost $740,163)		774,827
Other Assets and Liabilities, Net - (7.4%)		(53,632)
Total Net Assets - 100.0%		$721,195

JNL/Invesco Large Cap Growth Fund* (x)

Sector Weightings:	Percentage of Total Investments
Information Technology	34.9%
Consumer Discretionary	17.9
Industrials	12.7
Health Care	9.8
Financials	6.3
Energy	5.6
Consumer Staples	4.7
Materials	2.5
Telecommunication Services	1.0
Short Term Investments	4.6
Total Investments	100.0%

COMMON STOCKS - 97.1%
CONSUMER DISCRETIONARY - 18.2%
Amazon.com Inc. (c)	80	$18,228
CBS Corp.	425	13,917
Comcast Corp. - Class A	351	11,228
DIRECTV - Class A (c)	453	22,107
Dollar General Corp. (c)	220	11,959
Gap Inc.	456	12,482
Las Vegas Sands Corp.	481	20,914
Macy’s Inc.	410	14,084
Priceline.com Inc. (c)	28	18,295
Starbucks Corp.	376	20,070
Other Securities		40,972
		204,256
CONSUMER STAPLES - 4.8%
Coca-Cola Co.	167	13,030
CVS Caremark Corp.	299	13,965
PepsiCo Inc.	210	14,846
Other Securities		11,867
		53,708
ENERGY - 5.8%
Occidental Petroleum Corp.	323	27,709
Weatherford International Ltd. (c)	1,996	25,214
Other Securities		11,486
		64,409
FINANCIALS - 6.4%
American Tower Corp.	208	14,539
Goldman Sachs Group Inc.	122	11,714
JPMorgan Chase & Co.	381	13,600
Wells Fargo & Co.	770	25,740
Other Securities		6,136
		71,729
HEALTH CARE - 10.0%
Abbott Laboratories	258	16,650
Allergan Inc. (e)	302	27,947
Express Scripts Holding Co. (c)	234	13,069
Gilead Sciences Inc. (c)	348	17,871
UnitedHealth Group Inc.	212	12,391
Other Securities		24,015
		111,943
INDUSTRIALS - 12.9%
Boeing Co.	166	12,327
Cummins Inc.	183	17,715
Danaher Corp.	369	19,216
Foster Wheeler AG (c)	736	12,755
General Electric Co.	1,098	22,886
Ingersoll-Rand Plc	267	11,278
JB Hunt Transport Services Inc.	187	11,171
Precision Castparts Corp.	63	10,324
Union Pacific Corp.	117	13,911
Other Securities		13,070
		144,653
INFORMATION TECHNOLOGY - 35.5%
Agilent Technologies Inc.	450	17,671
Apple Inc. (c)	192	111,840

See accompanying Notes to Financial Statements.

	Shares/Par (p)	Value
Baidu.com - ADR (c)	112	12,896
Broadcom Corp. - Class A	324	10,964
Check Point Software Technologies Ltd. (c)	323	16,001
Cisco Systems Inc.	636	10,913
Cognizant Technology Solutions Corp. - Class A (c)	450	27,019
eBay Inc. (c)	239	10,046
EMC Corp. (c)	1,786	45,767
Facebook Inc. - Class A (c) (e)	371	11,543
Google Inc. - Class A (c)	49	28,454
Microsoft Corp.	711	21,743
QUALCOMM Inc.	483	26,868
Visa Inc. - Class A	163	20,147
Other Securities		25,718
		397,590
MATERIALS - 2.5%
Dow Chemical Co.	436	13,739
Monsanto Co.	163	13,468
Other Securities		1,172
		28,379
TELECOMMUNICATION SERVICES - 1.0%
Sprint Nextel Corp. (c)	3,458	11,273

Total Common Stocks (cost $999,119)		1,087,940

SHORT TERM INVESTMENTS - 4.7%
Investment Company - 3.3%
JNL Money Market Fund, 0.09% (a) (h)	36,422	36,422

Securities Lending Collateral - 1.4%
Securities Lending Cash Collateral Fund LLC, 0.34% (a) (h)	16,044	16,044
Securities Lending Liquidating Fund LLC, 0.38% (a) (h)	117	114
		16,158
Total Short Term Investments (cost $52,583)		52,580

Total Investments - 101.8% (cost $1,051,702)		1,140,520
Other Assets and Liabilities, Net - (1.8%)		(20,345)
Total Net Assets - 100.0%		$1,120,175

JNL/Invesco Small Cap Growth Fund* (x)

Sector Weightings:	Percentage of Total Investments
Information Technology	24.1%
Health Care	16.1
Consumer Discretionary	16.0
Industrials	14.8
Financials	4.8
Energy	4.4
Consumer Staples	3.6
Materials	3.2
Utilities	1.3
Telecommunication Services	1.0
Short Term Investments	10.7
Total Investments	100.0%

COMMON STOCKS - 97.8%
CONSUMER DISCRETIONARY - 17.5%
Dick’s Sporting Goods Inc.	42	$2,027
DSW Inc. - Class A	33	1,821
Foot Locker Inc.	66	2,027
Jack in the Box Inc. (c)	66	1,844
Life Time Fitness Inc. (c)	43	2,013
Penn National Gaming Inc. (c)	54	2,428
Pool Corp.	53	2,136
Ryland Group Inc.	94	2,412
Tractor Supply Co.	22	1,804
Under Armour Inc. - Class A (c) (e)	25	2,337
Vitamin Shoppe Inc. (c)	42	2,330
Other Securities		15,608
		38,787
CONSUMER STAPLES - 3.9%
B&G Foods Inc.	86	2,300
Lancaster Colony Corp. (e)	30	2,104
Nu Skin Enterprises Inc. - Class A (e)	49	2,303
Other Securities		1,984
		8,691
ENERGY - 4.9%
Other Securities		10,734

FINANCIALS - 5.3%
Affiliated Managers Group Inc. (c)	20	2,158
Brown & Brown Inc.	75	2,037
Colonial Properties Trust (e)	82	1,809
SVB Financial Group (c)	35	2,084
Other Securities		3,591
		11,679
HEALTH CARE - 17.6%
Amarin Corp. Plc - ADR (e)	124	1,791
BioMarin Pharmaceutical Inc. (c)	66	2,615
Chemed Corp. (e)	30	1,838
Incyte Corp. (c) (e)	112	2,539
Parexel International Corp. (c)	75	2,123
Salix Pharmaceuticals Ltd. (c)	45	2,473
Seattle Genetics Inc. (c) (e)	73	1,848
Other Securities		23,750
		38,977
INDUSTRIALS - 16.2%
AO Smith Corp.	39	1,897
Corrections Corp. of America	83	2,436
CoStar Group Inc. (c)	36	2,935
Hexcel Corp. (c)	78	2,006
HUB Group Inc. - Class A (c)	54	1,950
Lincoln Electric Holdings Inc.	45	1,991
Tetra Tech Inc. (c)	78	2,029
TransDigm Group Inc. (c)	26	3,466
WABCO Holdings Inc. (c)	36	1,903
Wabtec Corp.	30	2,361
Watsco Inc.	26	1,906
Other Securities		10,929
		35,809
INFORMATION TECHNOLOGY - 26.4%
Alliance Data Systems Corp. (c) (e)	19	2,593
Ansys Inc. (c)	30	1,903
Aspen Technology Inc. (c)	109	2,529
CommVault Systems Inc. (c)	49	2,421
Cymer Inc. (c)	34	1,991
DealerTrack Holdings Inc. (c)	60	1,794
Fair Isaac Corp.	50	2,127
Informatica Corp. (c)	54	2,307
Littelfuse Inc.	32	1,810

See accompanying Notes to Financial Statements.

	Shares/Par (p)	Value
Manhattan Associates Inc. (c)	50	2,293
Micros Systems Inc. (c)	40	2,070
SolarWinds Inc. (c)	74	3,240
ValueClick Inc. (c)	117	1,922
Other Securities		29,293
		58,293
MATERIALS - 3.5%
Other Securities		7,842

TELECOMMUNICATION SERVICES - 1.1%
SBA Communications Corp. (c)	42	2,421

UTILITIES - 1.4%
Other Securities		3,079

Total Common Stocks (cost $201,154)		216,312

SHORT TERM INVESTMENTS - 11.7%
Investment Company - 2.4%
JNL Money Market Fund, 0.09% (a) (h)	5,415	5,415

Securities Lending Collateral - 9.3%
Securities Lending Cash Collateral Fund LLC, 0.34% (a) (h)	20,444	20,444
Securities Lending Liquidating Fund LLC, 0.38% (a) (h)	103	100
		20,544
Total Short Term Investments (cost $25,962)		25,959

Total Investments - 109.5% (cost $227,116)		242,271
Other Assets and Liabilities, Net - (9.5%)		(21,109)
Total Net Assets - 100.0%		$221,162

JNL/Ivy Asset Strategy Fund* (x)

Sector Weightings:	Percentage of Total Investments
Consumer Discretionary	34.0%
Information Technology	15.6
Energy	12.5
Financials	12.0
Precious Metals	9.5
Industrials	5.0
Health Care	4.1
Consumer Staples	2.1
Materials	0.7
Purchased Options	0.4
Rights	0.4
Short Term Investments	3.7
Total Investments	100.0%

COMMON STOCKS - 77.5%
CONSUMER DISCRETIONARY - 26.0%
Bayerische Motoren Werke AG	500	$36,155
CBS Corp. - Class B	1,232	40,382
Compagnie Financiere Richemont SA	897	49,243
Delta Topco Ltd. (f) (q)	59,271	33,319
Hyundai Motor Co.	163	33,484
Prada SpA (r)	3,249	21,923
Sands China Ltd. (r)	20,107	64,685
Starbucks Corp.	559	29,827
Starwood Hotels & Resorts Worldwide Inc.	593	31,474
Wynn Macau Ltd.	9,212	21,737
Wynn Resorts Ltd.	848	87,970
		450,199
CONSUMER STAPLES - 2.1%
Philip Morris International Inc.	420	36,605

ENERGY - 12.4%
ConocoPhillips	1,111	62,094
Exxon Mobil Corp.	133	11,390
Occidental Petroleum Corp.	283	24,273
Phillips 66 (c)	564	18,762
Royal Dutch Shell Plc - Class A	551	18,599
SeaDrill Ltd. (r)	1,204	42,929
StatoilHydro ASA	689	16,441
Total SA	444	20,002
		214,490
FINANCIALS - 11.9%
AIA Group Ltd. (r)	14,893	51,442
American Capital Agency Corp.	648	21,766
Apollo Global Management LLC - Class A	891	11,053
Blackstone Group LP	1,801	23,538
Carlyle Group LP (c)	625	13,997
China Minsheng Banking Corp. Ltd. (r)	21,328	19,099
China Pacific Insurance Group Co. Ltd.	7,111	23,206
CITIC Securities Co. Ltd.	8,141	17,291
CME Group Inc.	51	13,620
KKR & Co. LP	851	10,973
		205,985
HEALTH CARE - 4.1%
GlaxoSmithKline Plc	749	17,022
Pfizer Inc.	1,522	34,994
Sanofi-Aventis SA	251	18,971
		70,987
INDUSTRIALS - 4.9%
Caterpillar Inc.	309	26,220
Cummins Inc.	249	24,140
Hutchison Whampoa Ltd.	3,965	34,392
		84,752
INFORMATION TECHNOLOGY - 15.4%
Apple Inc. (c)	91	53,290
ASML Holding NV	847	43,494
Baidu.com - ADR (c)	395	45,418
Cisco Systems Inc.	891	15,295
Cognizant Technology Solutions Corp. - Class A (c)	536	32,152
Google Inc. - Class A (c)	43	24,943
Intel Corp.	358	9,543
Intuit Inc.	163	9,686

Tencent Holdings Ltd.	1,134	33,486
		267,307
MATERIALS - 0.7%
Freeport-McMoRan Copper & Gold Inc.	360	12,258

Total Common Stocks (cost $1,306,652)		1,342,583

PREFERRED STOCKS - 4.4%
CONSUMER DISCRETIONARY - 4.4%
Volkswagen AG	486	77,042

Total Preferred Stocks (cost $76,386)		77,042

See accompanying Notes to Financial Statements.

	Shares/Par (p)	Value
RIGHTS - 0.4%
Volkswagen AG (c) (r)	42	6,670

Total Rights (cost $3,671)		6,670

PURCHASED OPTIONS - 0.3%
Russell 2000 Index Put Option, Strike Price 760, Expiration 07/21/12, CGM	945	397
Russell 2000 Index Put Option, Strike Price 760, Expiration 08/18/12, BBP	467	594
S&P 500 Index Put Option, Strike Price 1,320, Expiration 08/18/12, UBS	514	1,015
Other Securities		4,096

Total Options (cost $19,636)		6,102

CORPORATE BONDS AND NOTES - 3.2%
CONSUMER DISCRETIONARY - 3.2%
Delta Topco Ltd., 10.00%, 11/24/16 (f) (q)	$57,951	55,053

Total Corporate Bonds and Notes (cost $58,675)		55,053

PRECIOUS METALS - 9.4%
Gold Bullion	101,600	162,432

Total Precious Metals (cost $143,355)		162,432

SHORT TERM INVESTMENTS - 3.6%
Investment Company - 3.6%
JNL Money Market Fund, 0.09% (a) (h)	62,907	62,907

Total Short Term Investments (cost $62,907)		62,907

Total Investments - 98.8% (cost $1,671,282)		1,712,789
Other Assets and Liabilities, Net - 1.2% (o)		20,583
Total Net Assets - 100.0%		$1,733,372

JNL/JPMorgan International Value Fund* (x)

Sector Weightings:	Percentage of Total Investments
Financials	23.4%
Industrials	11.3
Consumer Discretionary	10.5
Energy	9.7
Health Care	7.8
Information Technology	7.6
Telecommunication Services	6.6
Consumer Staples	5.5
Utilities	5.2
Materials	5.2
Short Term Investments	7.2
Total Investments	100.0%

COMMON STOCKS - 95.9%
CONSUMER DISCRETIONARY - 9.8%
Honda Motor Co. Ltd.	415	$14,478
InterContinental Hotels Group Plc	329	7,930
Kingfisher Plc	1,886	8,510
Nissan Motor Co. Ltd.	902	8,566
Pearson Plc	281	5,571
Sodexo SA	117	9,129
Other Securities		8,984
		63,168
CONSUMER STAPLES - 5.8%
British American Tobacco Plc	186	9,447
Japan Tobacco Inc.	416	12,330
SABMiller Plc	141	5,643
Unilever NV	167	5,573
Other Securities		4,263
		37,256
ENERGY - 10.1%
BP Plc	866	5,785
CNOOC Ltd.	3,792	7,645
ENI SpA	851	18,080
Royal Dutch Shell Plc	685	23,085
Other Securities		10,411
		65,006
FINANCIALS - 24.5%
Allianz SE	136	13,670
Australia & New Zealand Banking Group Ltd.	640	14,577
Aviva Plc	1,747	7,479
Barclays Plc	3,386	8,652
BNP Paribas	239	9,217
China Construction Bank Corp.	9,752	6,737
Deutsche Bank AG	169	6,083
HSBC Holdings Plc	2,458	21,661
Nordea Bank AB	1,139	9,818
Sumitomo Mitsui Financial Group Inc.	528	17,429
Swiss Re Ltd. (c)	183	11,526
Other Securities		30,564
		157,413
HEALTH CARE - 8.1%
Bayer AG	198	14,242
GlaxoSmithKline Plc	387	8,781
Roche Holding AG	43	7,498
Sanofi-Aventis SA	221	16,717
Other Securities		5,039
		52,277
INDUSTRIALS - 11.9%
Cie de Saint-Gobain (e)	162	5,983
European Aeronautic Defence & Space Co. NV	248	8,791
Hutchison Whampoa Ltd.	975	8,457
Marubeni Corp.	822	5,477
Mitsubishi Electric Corp.	782	6,543
Schneider Electric SA	176	9,781
Sumitomo Corp.	855	11,964
Other Securities		19,241
		76,237
INFORMATION TECHNOLOGY - 8.0%
Canon Inc. (e)	195	7,763
Fujitsu Ltd.	1,697	8,121
Hitachi Ltd. (e)	2,061	12,708
Samsung Electronics Co. Ltd.	9	9,964
Telefonaktiebolaget LM Ericsson	924	8,452
Other Securities		4,049
		51,057
MATERIALS - 5.4%
BASF SE	106	7,369
Solvay SA	66	6,553
UPM-Kymmene Oyj	697	7,890

See accompanying Notes to Financial Statements.

	Shares/Par (p)	Value
Other Securities		12,832
		34,644
TELECOMMUNICATION SERVICES - 6.9%
Nippon Telegraph & Telephone Corp.	165	7,675
Vodafone Group Plc	9,133	25,670
Other Securities		10,836
		44,181
UTILITIES - 5.4%
Centrica Plc	2,421	12,103
E.ON AG	366	7,902
Snam Rete Gas SpA	1,850	8,289
Other Securities		6,621
		34,915
Total Common Stocks (cost $644,228)		616,154

PREFERRED STOCKS - 1.2%
CONSUMER DISCRETIONARY - 1.2%
Volkswagen AG	47	7,375
Total Preferred Stocks (cost $7,621)		7,375

RIGHTS - 0.0%
Other Securities		222
Total Rights (cost $219)		222

SHORT TERM INVESTMENTS - 7.5%
Investment Company - 1.4%
JNL Money Market Fund, 0.09% (a) (h)	9,245	9,245

Securities Lending Collateral - 6.1%
Securities Lending Cash Collateral Fund LLC, 0.34% (a) (h)	38,677	38,677
Securities Lending Liquidating Fund LLC, 0.38% (a) (h)	296	288
		38,965
Total Short Term Investments (cost $48,218)		48,210

Total Investments - 104.6% (cost $700,286)		671,961
Other Assets and Liabilities, Net - (4.6%)		(29,507)
Total Net Assets - 100.0%		$642,454

JNL/JPMorgan MidCap Growth Fund* (x)

Sector Weightings:	Percentage of Total Investments
Information Technology	20.6%
Consumer Discretionary	18.1
Industrials	16.9
Health Care	13.8
Financials	7.1
Energy	5.2
Materials	4.3
Consumer Staples	1.0
Short Term Investments	13.0
Total Investments	100.0%

COMMON STOCKS - 95.4%
CONSUMER DISCRETIONARY - 19.8%
Bed Bath & Beyond Inc. (c)	168	$10,370
BorgWarner Inc. (c)	98	6,441
Dick’s Sporting Goods Inc.	207	9,955
Discovery Communications Inc. - Class A (c)	125	6,761
Harley-Davidson Inc.	243	11,117
International Game Technology	488	7,691
Marriott International Inc.	196	7,679
Michael Kors Holdings Ltd. (c) (e)	163	6,799
PetSmart Inc.	90	6,102
Sally Beauty Holdings Inc. (c)	354	9,120
Other Securities		37,495
		119,530
CONSUMER STAPLES - 1.1%
Other Securities		6,456

ENERGY - 5.7%
Cameron International Corp. (c)	188	8,039
Concho Resources Inc. (c)	134	11,398
Range Resources Corp.	108	6,694
Other Securities		8,322
		34,453
FINANCIALS — 7.8%
BOK Financial Corp.	118	6,839
Moody’s Corp.	224	8,198
ProLogis Inc.	188	6,247
T. Rowe Price Group Inc.	156	9,843
Other Securities		15,884
		47,011
HEALTH CARE - 15.1%
Agilent Technologies Inc.	181	7,087
Alexion Pharmaceuticals Inc. (c)	87	8,599
Brookdale Senior Living Inc. (c)	370	6,557
Humana Inc.	120	9,270
Perrigo Co.	89	10,507
Thoratec Corp. (c)	190	6,373
Valeant Pharmaceuticals International Inc. (c)	159	7,113
Vertex Pharmaceuticals Inc. (c)	107	5,989
Watson Pharmaceuticals Inc. (c)	105	7,776
Other Securities		21,741
		91,012
INDUSTRIALS - 18.5%
Air Lease Corp. (c) (e)	294	5,699
Carlisle Cos. Inc.	189	10,031
Cooper Industries Plc	143	9,722
IHS Inc. - Class A (c)	58	6,281
JB Hunt Transport Services Inc.	161	9,566
MSC Industrial Direct Co. - Class A	93	6,096
Pall Corp.	197	10,820
Stericycle Inc. (c)	97	8,898
TransDigm Group Inc. (c)	57	7,687
WW Grainger Inc.	48	9,103
Other Securities		27,767
		111,670
INFORMATION TECHNOLOGY - 22.6%
Alliance Data Systems Corp. (e)	116	15,620
Avago Technologies Ltd.	309	11,090
Citrix Systems Inc. (c)	111	9,334
F5 Networks Inc. (c)	73	7,258
FactSet Research Systems Inc.	80	7,435
FleetCor Technologies Inc. (c)	167	5,848
KLA-Tencor Corp.	192	9,461
Microchip Technology Inc. (e)	234	7,744
Micros Systems Inc. (c)	123	6,292

See accompanying Notes to Financial Statements.

	Shares/Par (p)	Value
Nuance Communications Inc. (c)	330	7,863
Red Hat Inc. (c)	151	8,512
TIBCO Software Inc. (c)	225	6,738
Xilinx Inc.	204	6,832
Other Securities		26,465
		136,492
MATERIALS - 4.8%
FMC Corp.	173	9,225
Sherwin-Williams Co.	114	15,088
Other Securities		4,394
		28,707
Total Common Stocks (cost $558,475)		575,331

SHORT TERM INVESTMENTS - 14.3%
Investment Company - 4.6%
JNL Money Market Fund, 0.09% (a) (h)	27,676	27,676

Securities Lending Collateral - 9.7%
Securities Lending Cash Collateral Fund LLC, 0.34% (a) (h)	58,358	58,358
Securities Lending Liquidating Fund LLC, 0.38% (a) (h)	146	143
		58,501
Total Short Term Investments (cost $86,180)		86,177

Total Investments - 109.7% (cost $644,655)		661,508
Other Assets and Liabilities, Net - (9.7%)		(58,407)
Total Net Assets - 100.0%		$603,101

JNL/JPMorgan U.S. Government & Quality Bond Fund

Sector Weightings:	Percentage of Total Investments
U.S. Government Agency MBS	52.6%
Government Securities	36.0
Non-U.S. Government Agency ABS	3.0
Financials	1.6
Information Technology	0.2
Utilities	0.1
Energy	0.1
Industrials	0.1
Consumer Staples	0.1
Short Term Investments	6.2
Total Investments	100.0%

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 3.0%
ACE Securities Corp. REMIC, 0.38%, 02/25/31 (i)	$200	$165
AH Mortgage Advance Trust, 2.23%, 05/10/13	3,073	3,073
Banc of America Commercial Mortgage Inc. REMIC, 6.62%, 03/11/32 (i)	1,926	1,990
CompuCredit Acquired Portfolio Voltage Master Trust, 0.41%, 09/17/18 (i)	168	161
Conseco Financial Corp. REMIC, 7.07%, 01/15/29	76	81
Countrywide Alternative Loan Trust REMIC
0.45%, 07/20/46 (i)	1,056	393
0.44%, 12/20/46 (i)	1,280	690
Countrywide Home Equity Loan Trust, 0.53%, 02/15/34 (i)	497	334
Credit Suisse First Boston Mortgage Securities Corp. REMIC, 6.00%, 09/25/34	999	1,027
FDIC Structured Sale Guaranteed Notes, 1.84%, 04/25/31 (r)	3,221	3,260
IndyMac Seconds Asset Backed Trust REMIC, 0.38%, 06/25/36 (i)	908	165
LB-UBS Commercial Mortgage Trust REMIC, 5.35%, 11/15/38	2,520	2,837
MASTR Adjustable Rate Mortgages Trust REMIC, 2.39%, 02/25/34 (i)	642	543
Morgan Stanley Capital I REMIC, 4.05%, 07/15/49	1,697	1,837
Morgan Stanley Mortgage Loan Trust REMIC, 2.75%, 10/25/34 (i)	535	467
NCUA Guaranteed Notes REMIC, 1.60%, 10/29/20	2,077	2,108
Nomura Asset Acceptance Corp. REMIC, 6.50%, 03/25/34 (r)	4,311	4,354
Provident Funding Mortgage Loan Trust REMIC, 2.97%, 10/25/35 (i)	358	311
Residential Funding Mortgage Securities I REMIC, 5.50%, 02/25/35	3,672	3,704
SACO I Inc. REMIC, 0.51%, 06/25/36 (i)	286	147
Springleaf Mortgage Loan Trust REMIC, 4.05%, 01/25/58 (i) (r)	3,325	3,372
Structured Asset Mortgage Investments Inc. REMIC, 0.46%, 08/25/36 (i)	1,265	696
UBS-BAMLL Trust, 3.66%, 06/10/30 (f)	4,560	4,651
Vendee Mortgage Trust REMIC, 6.75%, 02/15/31	2,425	2,920
Wells Fargo Mortgage Backed Securities Trust REMIC
5.50%, 04/25/22	2,472	2,564
6.00%, 06/25/37	677	617
Wells Fargo-RBS Commercial Mortgage Trust, 4.38%, 03/15/44 (r)	4,750	5,214

Total Non-U.S. Government Agency Asset-Backed Securities (cost $49,158)		47,681

CORPORATE BONDS AND NOTES - 2.3%
CONSUMER STAPLES - 0.1%
Kimberly-Clark Corp., 2.40%, 03/01/22	700	700
PepsiCo Inc., 3.00%, 08/25/21	782	809
		1,509
ENERGY - 0.1%
Occidental Petroleum Corp., 3.13%, 02/15/22	666	694
Phillips 66, 4.30%, 04/01/22 (r)	912	960
		1,654
FINANCIALS - 1.6%
Bank of America Corp., 5.70%, 01/24/22 (e)	1,490	1,641
Bank of New York Mellon Corp., 3.55%, 09/23/21	3,850	4,094
Berkshire Hathaway Inc., 3.40%, 01/31/22	1,619	1,697
Citigroup Inc., 4.50%, 01/14/22	3,028	3,127
Goldman Sachs Group Inc., 5.75%, 01/24/22	840	887
PNC Funding Corp., 2.70%, 09/19/16	1,400	1,451
Toyota Motor Credit Corp., 3.40%, 09/15/21	5,500	5,784
U.S. Bancorp, 3.00%, 03/15/22	1,715	1,757
Wells Fargo & Co., 1.50%, 07/01/15	4,639	4,642
		25,080

See accompanying Notes to Financial Statements.

	Shares/Par (p)	Value
INDUSTRIALS - 0.1%
ABB Finance USA Inc., 2.88%, 05/08/22	571	578
Lockheed Martin Corp., 3.35%, 09/15/21	984	1,017
		1,595
INFORMATION TECHNOLOGY - 0.2%
Hewlett-Packard Co., 4.05%, 09/15/22 (e)	1,935	1,949
Intel Corp., 3.30%, 10/01/21	1,279	1,367
		3,316
UTILITIES - 0.2%
Florida Power Corp., 3.10%, 08/15/21	1,203	1,246
Virginia Electric and Power Co., 2.95%, 01/15/22 (e)	870	896
		2,142
Total Corporate Bonds and Notes (cost $33,991)		35,296

GOVERNMENT AND AGENCY OBLIGATIONS - 90.0%
GOVERNMENT SECURITIES - 36.6%
Federal Farm Credit Bank - 1.1% (w)
Federal Farm Credit Bank
5.30%, 12/23/24	6,800	8,586
5.75%, 12/07/28	7,000	9,180
		17,766
Federal Home Loan Bank - 1.1% (w)
Federal Home Loan Bank
4.88%, 05/17/17	10,000	11,938
5.25%, 12/11/20	4,500	5,660
		17,598
Federal National Mortgage Association - 2.1% (w)
Federal National Mortgage Association Principal Only, 0.00%, 10/09/19 - 03/23/28 (j)	42,000	33,401
		33,401
Sovereign - 3.8%
Financing Corp. Fico, 0.00%, 04/05/19 (j)	5,000	4,467
Israel Government Aid Bond, 0.00%, 09/15/19 - 11/01/21 (j)	30,000	25,896
Province of Saskatchewan Canada, 9.38%, 12/15/20	1,500	2,265
Residual Funding, 0.00%, 10/15/19 - 01/15/30 (j)	16,210	12,740
Tennessee Valley Authority Generic Strip, 0.00%, 01/15/21 - 07/15/37 (j)	20,487	14,433
		59,801
Treasury Inflation Index Securities - 1.9%
U.S. Treasury Inflation Indexed Note
1.38%, 07/15/18 (n)	16,005	18,272
2.00%, 01/15/26 (n)	6,005	7,663
2.38%, 01/15/27 (n)	2,293	3,077
		29,012
U.S. Treasury Securities - 26.6%
U.S. Treasury Bond
8.13%, 08/15/21 (e)	25,000	21,490
5.25%, 11/15/28 - 02/15/29	30,000	42,253
5.38%, 02/15/31	33,000	48,087
U.S. Treasury Note
0.25%, 05/15/15 (e)	15,000	14,934
2.00%, 04/30/16 - 02/15/22	100,000	104,496
4.63%, 02/15/17	22,000	25,919
0.63%, 05/31/17	25,000	24,885
4.75%, 08/15/17	17,000	20,393
3.38%, 11/15/19	50,000	57,848
2.63%, 08/15/20 - 11/15/20	55,000	60,495
		420,800
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 53.4%
Federal Home Loan Mortgage Corp. - 21.3%
Federal Home Loan Mortgage Corp.
6.50%, 08/01/13	1	1
8.00%, 07/01/20	11	12
6.00%, 11/01/28	200	224
7.00%, 04/01/29 - 08/01/32	208	246
5.00%, 08/01/33 - 12/01/34	3,230	3,574
5.27%, 12/01/35 (i)	2,558	2,722
3.05%, 01/01/37 (i)	209	223
5.50%, 07/01/38	22,018	23,938
4.50%, 10/01/40	2,859	3,090
REMIC, 5.00%, 12/15/32 - 08/15/39	92,656	101,145
REMIC, 5.50%, 10/15/34 - 07/15/40	54,832	61,729
REMIC, 4.50%, 06/15/18 - 07/15/34	36,473	40,331
REMIC, 4.00%, 07/15/23 - 12/15/40	29,537	32,692
REMIC, 3.50%, 02/15/26 - 06/15/26	35,400	38,622
REMIC, 3.00%, 04/15/31	24,333	25,309
REMIC, 6.00%, 07/15/37	2,000	2,406
		336,264
Federal National Mortgage Association - 25.5%
Federal National Mortgage Association
12.50%, 09/20/15 - 01/15/16	2	2
12.00%, 01/01/16 - 01/15/16	11	12
5.00%, 02/01/19 - 11/01/40	49,022	54,124
11.50%, 09/01/19	—	—
10.50%, 08/01/20	3	3
3.27%, 01/01/22	9,937	10,614
4.00%, 02/01/25 - 09/01/25	16,063	17,094
6.50%, 03/01/26 - 03/01/36	1,438	1,624
7.00%, 05/01/26 - 01/01/30	19	22
8.00%, 07/01/29 - 03/01/31	118	140
6.00%, 02/01/31 - 12/01/36	20,001	22,334
7.50%, 02/01/31	9	11
5.50%, 02/01/35 - 10/01/36	12,440	13,722
REMIC, 5.00%, 05/25/18 - 09/25/39	30,280	33,327
REMIC, 4.00%, 01/25/19 - 05/25/38	84,335	92,367
REMIC, 4.50%, 04/25/23 - 12/25/40	56,067	61,148
REMIC, 3.50%, 01/25/32 - 07/25/33	11,263	12,046
REMIC, 5.50%, 12/25/34 - 11/25/35	29,638	32,906
REMIC, 0.00%,04/25/36 (j)	4,919	4,754
REMIC, 6.00%, 02/25/37 (i)	8,318	9,273
REMIC, 11.04%, 02/25/40 (i)	640	688
REMIC, 7.50%, 12/25/41	8,487	9,848
REMIC, 3.00%, 04/25/42	14,925	15,526
REMIC, 5.75%, 06/25/42	2,156	2,374
REMIC, 4.68%, 06/25/43	5,263	5,685
REMIC, 6.00%, 12/25/49	2,205	2,530
REMIC, Interest Only, 6.26%, 10/25/27 (i)	20,754	1,530
		403,704
Government National Mortgage Association - 6.6%
Government National Mortgage Association
6.00%, 04/15/29 - 01/15/36	2,788	3,159
REMIC, 5.00%, 09/20/32 - 05/20/40	20,232	23,087
REMIC, 4.00%, 09/16/24 - 11/20/38	20,000	22,125
REMIC, 6.50%, 06/20/28 - 06/16/31	3,495	3,997
REMIC, 5.50%, 03/20/33 - 02/16/38	19,555	21,599
REMIC, 6.00%, 12/16/33	3,326	3,893
REMIC, 3.00%, 04/20/39	9,002	9,433
REMIC, 4.50%, 06/20/39	10,000	11,448

See accompanying Notes to Financial Statements.

	Shares/Par (p)	Value
Government National Mortgage Association, Interest Only REMIC
6.50%, 11/20/34	90	1
6.18%, 05/16/38 (i)	6,122	1,224
5.92%, 07/20/41 (i)	38,176	4,994
		104,960
Total Government and Agency Obligations (cost $1,306,517)		1,423,306

SHORT TERM INVESTMENTS - 6.3%
Investment Company - 4.8%
JNL Money Market Fund, 0.09% (a) (h)	75,543	75,543

Securities Lending Collateral - 1.5%
Securities Lending Cash Collateral Fund LLC, 0.34% (a) (h)	23,063	23,063
Securities Lending Liquidating Fund LLC, 0.38% (a) (h)	1,113	1,086
		24,149
Total Short Term Investments (cost $99,719)		99,692

Total Investments - 101.6% (cost $1,489,385)		1,605,975
Other Assets and Liabilities, Net - (1.6%)		(24,938)
Total Net Assets - 100.0%		$1,581,037

JNL/Lazard Emerging Markets Fund* (x)

Sector Weightings:	Percentage of Total Investments
Financials	22.8%
Information Technology	16.9
Consumer Staples	13.2
Telecommunication Services	11.6
Materials	10.5
Industrials	7.9
Consumer Discretionary	6.2
Energy	5.0
Utilities	1.2
Health Care	0.1
Short Term Investments	4.6
Total Investments	100.0%

COMMON STOCKS - 98.4%
CONSUMER DISCRETIONARY - 6.3%
Grupo Televisa SA - GDR	563	$12,083
Hyundai Mobis	74	17,918
Truworths International Ltd.	1,460	16,015
Woongjin Coway Co. Ltd.	390	12,182
Other Securities		18,931
		77,129
CONSUMER STAPLES - 13.6%
Cia de Bebidas das Americas - ADR	355	13,615
KT&G Corp.	371	26,309
Natura Cosmeticos SA	809	18,655
Shoprite Holdings Ltd.	1,348	24,883
Souza Cruz SA	1,067	15,501
Tiger Brands Ltd.	396	11,884
Other Securities		55,026
		165,873
ENERGY - 5.1%
Gazprom OAO - ADR	1	11
Gazprom OAO - ADR	720	6,833
Gazprom OAO - ADR	657	6,241
Other Securities		49,100
		62,185
FINANCIALS - 23.5%
Akbank T.A.S.	3,269	11,985
Banco do Brasil SA	3,318	32,133
Bank Mandiri Persero Tbk PT	22,489	17,450
China Construction Bank Corp.	37,611	25,985
Commercial International Bank	2,941	12,771
KB Financial Group Inc.	480	15,665
Korea Life Insurance Co. Ltd.	2,619	14,767
Nedbank Group Ltd.	583	12,427
OTP Bank Rt (e)	959	15,244
Punjab National Bank Ltd.	1,123	16,371
Sberbank of Russia - ADR	2,106	22,782
Shinhan Financial Group Co. Ltd.	783	27,460
Standard Bank Group Ltd.	854	11,577
Turkiye Is Bankasi SA	9,065	24,135
Other Securities		24,695
		285,447
HEALTH CARE - 0.1%
Other Securities		795

INDUSTRIALS - 8.1%
Bharat Heavy Electricals Ltd.	2,713	11,409
Bidvest Group Ltd.	781	17,447
Cia de Concessoes Rodoviarias	1,500	12,166
KOC Holding A/S	3,440	13,172
KOC Holding A/S - ADR	37	713
Orascom Construction Industries	355	14,810
Other Securities		28,851
		98,568
INFORMATION TECHNOLOGY - 17.5%
Cielo SA	1,294	37,841
Cielo SA - ADR (e)	32	950
HON HAI Precision Industry Co. Ltd.	164	496
HON HAI Precision Industry Co. Ltd. - GDR	1,765	10,702
HTC Corp.	1,006	13,285
HTC Corp. - GDR	9	494
Netease.com - ADR (c)	192	11,299
NHN Corp.	81	17,755
Redecard SA	2,341	38,280
Samsung Electronics Co. Ltd.	30	31,546
Taiwan Semiconductor Manufacturing Co. Ltd.	215	589
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	1,395	19,478
Tata Consultancy Services Ltd.	542	12,501
Other Securities		16,912
		212,128
MATERIALS - 10.9%
Grupo Mexico SAB de CV (e)	7,128	21,187
Siam Cement PCL	961	11,026
Uralkali - GDR	295	11,371
Uralkali - GDR	10	399
Vale SA - ADR	1,499	29,750
Vale SA - ADR	39	765
Other Securities		57,437
		131,935
TELECOMMUNICATION SERVICES - 12.0%
America Movil SAB de CV - ADR	717	18,678
China Mobile Ltd. - ADR	375	20,521

See accompanying Notes to Financial Statements.

	Shares/Par (p)	Value
Mobile Telesystems - ADR (e)	1,273	21,894
Philippine Long Distance Telephone Co. - ADR	422	26,852
PT Telekomunikasi Indonesia - ADR	771	26,838
Turkcell Iletisim Hizmet A/S	4,068	20,628
Turkcell Iletisim Hizmet A/S - ADR (c)	46	578
Other Securities		9,368
		145,357
UTILITIES - 1.3%
Companhia Energetica de Minas Gerais - ADR	581	10,699
Other Securities		4,906
		15,605
Total Common Stocks (cost $1,264,767)		1,195,022

PREFERRED STOCKS - 0.0%
INDUSTRIALS - 0.0%
Other Securities		535

Total Preferred Stocks (cost $554)		535

SHORT TERM INVESTMENTS - 4.8%
Investment Company - 1.6%
JNL Money Market Fund, 0.09% (a) (h)	18,925	18,925

Securities Lending Collateral - 3.2%
Securities Lending Cash Collateral Fund LLC, 0.34% (a) (h)	38,029	38,029
Securities Lending Liquidating Fund LLC, 0.38% (a) (h)	282	275
		38,304
Total Short Term Investments (cost $57,236)		57,229

Total Investments - 103.2% (cost $1,322,557)		1,252,786
Other Assets and Liabilities, Net - (3.2%)		(38,386)
Total Net Assets - 100.0%		$1,214,400

JNL/Lazard Mid Cap Equity Fund

Sector Weightings:	Percentage of Total Investments
Information Technology	23.5%
Consumer Discretionary	16.1
Financials	15.7
Industrials	10.9
Health Care	10.7
Consumer Staples	7.8
Energy	6.3
Materials	5.5
Short Term Investments	3.5
Total Investments	100.0%

COMMON STOCKS - 96.9%
CONSUMER DISCRETIONARY - 16.3%
AutoZone Inc. (c)	17	$6,257
Darden Restaurants Inc.	48	2,415
Interpublic Group of Cos. Inc.	286	3,107
Lear Corp.	72	2,716
Macy’s Inc.	180	6,173
Marriott International Inc. - Class A	113	4,430
Newell Rubbermaid Inc.	215	3,907
Ross Stores Inc.	83	5,154
		34,159
CONSUMER STAPLES - 7.9%
Energizer Holdings Inc. (c)	44	3,341
HJ Heinz Co.	69	3,742
Molson Coors Brewing Co. - Class B	80	3,341
Ralcorp Holdings Inc. (c)	45	3,010
Sysco Corp.	106	3,160
		16,594
ENERGY - 6.4%
Cameron International Corp. (c)	68	2,904
EQT Corp.	19	1,019
Marathon Petroleum Corp.	32	1,451
Noble Energy Inc.	28	2,384
Rosetta Resources Inc. (c)	36	1,326
Rowan Cos. Plc - Class A (c) (e)	132	4,261
		13,345
FINANCIALS - 15.9%
Ameriprise Financial Inc.	73	3,805
CBRE Group Inc. - Class A (c)	110	1,791
Duke Realty Corp.	103	1,508
East West Bancorp Inc.	95	2,238
Fifth Third Bancorp	157	2,106
Invesco Ltd.	159	3,593
Kilroy Realty Corp.	75	3,631
Macerich Co.	55	3,248
PartnerRe Ltd.	37	2,770
PS Business Parks Inc.	27	1,849
Regions Financial Corp.	253	1,707
Signature Bank (c)	46	2,823
Willis Group Holdings Plc	60	2,193
		33,262
HEALTH CARE - 10.8%
Aetna Inc.	51	1,973
AmerisourceBergen Corp.	128	5,033
CareFusion Corp. (c)	115	2,956
Henry Schein Inc. (c)	33	2,606
Medicis Pharmaceutical Corp.	78	2,657
Vertex Pharmaceuticals Inc. (c)	46	2,544
Zimmer Holdings Inc. (e)	77	4,937
		22,706
INDUSTRIALS - 10.2%
BE Aerospace Inc. (c)	59	2,572
Corrections Corp. of America	71	2,076
Dover Corp.	80	4,309
Parker Hannifin Corp.	55	4,251
Rockwell Collins Inc.	60	2,941
SPX Corp.	45	2,933
WESCO International Inc. (c)	40	2,319
		21,401
INFORMATION TECHNOLOGY - 23.8%
Agilent Technologies Inc.	92	3,602
Amdocs Ltd. (c)	109	3,245
Autodesk Inc. (c)	130	4,563
BMC Software Inc. (c)	124	5,305
F5 Networks Inc. (c)	25	2,509
Fidelity National Information Services Inc.	126	4,304
Gartner Inc. - Class A (c)	12	534
Intuit Inc.	80	4,730
Lexmark International Inc.	68	1,815
Marvell Technology Group Ltd.	239	2,696
Microsemi Corp. (c)	91	1,684
NetApp Inc. (c) (e)	120	3,825

See accompanying Notes to Financial Statements.

	Shares/Par (p)	Value
Polycom Inc. (c)	104	1,094
Symantec Corp. (c)	137	2,005
TE Connectivity Ltd.	62	1,972
Vantiv Inc. - Class A (c)	73	1,689
Xilinx Inc.	126	4,213
		49,785
MATERIALS - 5.6%
Ball Corp.	98	4,039
Cliffs Natural Resources Inc.	35	1,720
Eastman Chemical Co.	98	4,910
Walter Industries Inc.	23	1,003
		11,672
Total Common Stocks (cost $204,190)		202,924

PREFERRED STOCKS - 0.8%
INDUSTRIALS - 0.8%
Better Place (f) (q)	406	1,640

Total Preferred Stocks (cost $1,015)		1,640

SHORT TERM INVESTMENTS - 3.5%
Investment Company - 1.7%
JNL Money Market Fund, 0.09% (a) (h)	3,672	3,672

Securities Lending Collateral - 1.8%
Securities Lending Cash Collateral Fund LLC, 0.34% (a) (h)	3,530	3,530
Securities Lending Liquidating Fund LLC, 0.38% (a) (h)	151	148
		3,678
Total Short Term Investments (cost $7,353)		7,350

Total Investments - 101.2% (cost $212,558)		211,914
Other Assets and Liabilities, Net - (1.2%)		(2,451)
Total Net Assets - 100.0%		$209,463

JNL/M&G Global Basics Fund

Sector Weightings:	Percentage of Total Investments
Materials	28.8%
Consumer Staples	20.4
Industrials	16.9
Energy	10.9
Health Care	5.3
Consumer Discretionary	3.3
Financials	3.0
Short Term Investments	11.4
Total Investments	100.0%

COMMON STOCKS - 98.6%
CONSUMER DISCRETIONARY - 3.7%
Compagnie des Alpes (e)	105	$1,695
Hongkong & Shanghai Hotels	5,229	6,990
Publicis Groupe (e)	55	2,501
		11,186
CONSUMER STAPLES - 22.8%
Agrana Beteiligungs AG (e)	64	7,034
Baron de Ley SA (c)	30	1,516
Colgate-Palmolive Co.	117	12,169
Elizabeth Arden Inc. (c)	130	5,057
Kerry Group Plc	174	7,647
Kirin Holdings Co. Ltd. (e)	621	7,319
Marico Ltd.	595	1,965
Petra Foods Ltd.	612	1,208
PZ Cussons Plc	1,510	7,478
Suedzucker AG	121	4,278
Unilever Plc	234	7,856
Yakult Honsha Co. Ltd. (e)	154	6,019
		69,546
ENERGY - 12.1%
African Petroleum Corp. Ltd. (c)	496	635
Aquila Resources Ltd. (c) (e)	1,320	4,106
BP Plc	278	1,860
Equatorial Resources Ltd. (c) (e)	365	732
Indus Gas Ltd. (c)	35	564
Nexus Energy Ltd. (c) (e)	5,179	594
Santos Ltd.	783	8,622
Tap Oil Ltd. (c)	259	185
Tullow Oil Plc	857	19,808
		37,106
FINANCIALS - 3.4%
AMMB Holdings Bhd	5,164	10,281

HEALTH CARE - 5.9%
Ansell Ltd. (e)	716	9,739
Genus Plc	114	2,212
GI Dynamics Inc. (c) (q)	1,278	1,177
Mesoblast Ltd. (c) (e)	565	3,629
Starpharma Holdings Ltd. (c) (e)	902	1,276
		18,033
INDUSTRIALS - 18.7%
DP World Ltd.	468	5,025
Fluor Corp.	186	9,167
Fraser and Neave Ltd.	3,435	19,127
G4S Plc	3,261	14,253
Noble Group Ltd.	3,200	2,860
United Parcel Service Inc.	44	3,481
United Technologies Corp.	43	3,210
		57,123
MATERIALS - 32.0%
AMCOL International Corp.	111	3,151
Centerra Gold Inc.	279	1,949
Cudeco Ltd. (c) (e)	561	1,851
Discovery Metals Ltd. (c) (e)	603	878
Galaxy Resources Ltd. (c) (e)	1,221	746
Harry Winston Diamond Corp. (c)	133	1,513
Hochschild Mining Plc	760	5,614
Iluka Resources Ltd. (e)	783	9,241
Imerys SA	171	8,717
Ivanhoe Australia Ltd. (c) (e)	1,414	879
K+S AG	254	11,633
Monsanto Co.	141	11,680
OZ Minerals Ltd. (e)	955	7,793
Panoramic Resources Ltd. (e)	368	233
Potash Corp of Saskatchewan Inc.	4	157
Resolute Mining Ltd. (c)	1,345	1,873
Scotts Miracle-Gro Co. - Class A	241	9,922
St. Barbara Ltd. (c) (e)	300	548
Symrise AG	519	15,832
Umicore	57	2,613

See accompanying Notes to Financial Statements.

	Shares/Par (p)	Value
Uralkali - GDR	25	978
		97,801
Total Common Stocks (cost $307,430)		301,076

PREFERRED STOCKS - 0.1%
INDUSTRIALS - 0.1%
Villeroy & Boch AG	38	323

Total Preferred Stocks (cost $291)		323

SHORT TERM INVESTMENTS - 12.7%
Investment Company - 1.2%
JNL Money Market Fund, 0.09% (a) (h)	3,562	3,562

Securities Lending Collateral - 11.5%
Securities Lending Cash Collateral Fund LLC, 0.34% (a) (h)	35,190	35,190

Total Short Term Investments (cost $38,752)		38,752

Total Investments - 111.4% (cost $346,473)		340,151
Other Assets and Liabilities, Net - (11.4%)		(34,709)
Total Net Assets - 100.0%		$305,442

JNL/M&G Global Leaders Fund* (x)

Sector Weightings:	Percentage of Total Investments
Industrials	19.1%
Information Technology	15.7
Consumer Discretionary	12.1
Health Care	10.7
Financials	10.6
Consumer Staples	8.5
Energy	6.8
Materials	6.5
Telecommunication Services	2.0
Utilities	1.4
Short Term Investments	6.6
Total Investments	100.0%

COMMON STOCKS - 97.0%
CONSUMER DISCRETIONARY - 12.6%
Amer Sports Oyj	37	$426
CBS Corp.	15	479
Harley-Davidson Inc.	9	421
Lowe’s Cos. Inc.	28	782
Sega Sammy Holdings Inc.	29	596
Time Warner Cable Inc.	7	599
TripAdvisor Inc. (c)	10	440
Other Securities		1,233
		4,976
CONSUMER STAPLES - 8.8%
CVS Caremark Corp.	12	556
Dr. Pepper Snapple Group Inc.	18	770
HJ Heinz Co.	12	669
Lawson Inc.	5	378
Treasury Wine Estates Ltd. (e)	85	381
Other Securities		744
		3,498
ENERGY - 7.1%
Anadarko Petroleum Corp.	9	609
Repsol YPF SA (e)	33	532
Santos Ltd.	40	435
Sunoco Inc.	10	475
Talisman Energy Inc.	36	408
Other Securities		338
		2,797
FINANCIALS - 10.9%
AIA Group Ltd.	132	455
Citigroup Inc.	20	559
Intesa Sanpaolo SpA (e)	385	548
Krung Thai Bank PCL	796	407
Krung Thai Bank PCL - NVDR	278	142
New World Development Ltd.	400	471
Wells Fargo & Co.	31	1,037
Other Securities		710
		4,329
HEALTH CARE - 11.1%
Eli Lilly & Co.	20	871
Myriad Genetics Inc. (c)	24	563
Novartis AG	10	566
Pfizer Inc.	39	888
Sanofi-Aventis SA	12	916
Other Securities		590
		4,394
INDUSTRIALS - 19.9%
Deutsche Lufthansa AG	36	419
Fortune Brands Home & Security Inc. (c)	22	485
General Electric Co.	66	1,377
Nidec Corp. (e)	9	684
Noble Group Ltd.	453	405
Northrop Grumman Systems Corp.	8	536
Rheinmetall AG	8	408
Snap-On Inc.	9	579
Toyota Tsusho Corp.	27	508
UTi Worldwide Inc.	31	460
Xylem Inc.	22	561
Other Securities		1,428
		7,850
INFORMATION TECHNOLOGY - 16.3%
Cisco Systems Inc.	38	647
eBay Inc. (c)	22	929
Hitachi Ltd.	141	869
Intel Corp.	27	722
Microsoft Corp.	19	578
QUALCOMM Inc.	14	802
SAP AG	8	467
Yokogawa Electric Corp.	66	687
Other Securities		732
		6,433
MATERIALS - 6.7%
Anglo American Plc	19	635
BASF SE	6	399
Newmont Mining Corp.	14	689
SunCoke Energy Inc. (c) (e)	28	411
Other Securities		530
		2,664
TELECOMMUNICATION SERVICES - 2.1%
Vivendi SA	31	581

See accompanying Notes to Financial Statements.

	Shares/Par (p)	Value
Other Securities		234
		815
UTILITIES - 1.5%
EDP - Energias do Brasil SA	89	578

Total Common Stocks (cost $37,979)		38,334

SHORT TERM INVESTMENTS - 6.8%
Investment Company - 3.4%
JNL Money Market Fund, 0.09% (a) (h)	1,345	1,345

Securities Lending Collateral - 3.4%
Securities Lending Cash Collateral Fund LLC, 0.34% (a) (h)	1,339	1,339

Total Short Term Investments (cost $2,684)		2,684

Total Investments - 103.8% (cost $40,663)		41,018
Other Assets and Liabilities, Net - (3.8%)		(1,513)
Total Net Assets - 100.0%		$39,505

JNL/Mellon Capital Management 10 x 10 Fund (b)

INVESTMENT COMPANIES - 100.0%
JNL/Mellon Capital Management Bond Index Fund (1.6%) (a)	2,290	$28,301
JNL/Mellon Capital Management International Index Fund (2.1%) (a)	2,547	27,941
JNL/Mellon Capital Management JNL 5 Fund (4.8%) (a)	16,623	148,607
JNL/Mellon Capital Management S&P 400 MidCap Index Fund (3.5%) (a)	2,146	29,549
JNL/Mellon Capital Management S&P 500 Index Fund (2.2%) (a)	2,597	29,712
JNL/Mellon Capital Management Small Cap Index Fund (3.2%) (a)	2,372	29,700

Total Investment Companies (cost $248,501)		293,810

Total Investments - 100.0% (cost $248,501)		293,810
Other Assets and Liabilities, Net - (0.0%)		(19)
Total Net Assets - 100.0%		$293,791

JNL/Mellon Capital Management Index 5 Fund (b)

INVESTMENT COMPANIES - 100.0%
JNL/Mellon Capital Management Bond Index Fund (5.4%) (a)	7,513	$92,858
JNL/Mellon Capital Management International Index Fund (7.0%) (a)	8,357	91,673
JNL/Mellon Capital Management S&P 400 MidCap Index Fund (11.6%) (a)	7,041	96,950
JNL/Mellon Capital Management S&P 500 Index Fund (7.4%) (a)	8,521	97,486
JNL/Mellon Capital Management Small Cap Index Fund (10.7%) (a)	7,783	97,448

Total Investment Companies (cost $432,000)		476,415

Total Investments - 100.0% (cost $432,000)		476,415
Other Assets and Liabilities, Net - (0.0%)		(27)
Total Net Assets - 100.0%		$476,388

JNL/Mellon Capital Management Emerging Markets Index Fund* (x)

Sector Weightings:	Percentage of Total Investments
Financials	23.4%
Information Technology	12.6
Materials	12.1
Energy	11.5
Telecommunication Services	7.6
Consumer Staples	7.6
Consumer Discretionary	7.4
Industrials	6.1
Utilities	3.5
Health Care	1.1
Investment Companies	1.5
Short Term Investments	5.6
Total Investments	100.0%

COMMON STOCKS - 90.1%
CONSUMER DISCRETIONARY - 7.2%
Astra International Tbk PT	1,463	$1,078
Hyundai Mobis	5	1,197
Hyundai Motor Co.	11	2,297
Kia Motors Corp.	19	1,258
Naspers Ltd.	28	1,514
Other Securities		10,815
		18,159
CONSUMER STAPLES - 7.8%
Cia de Bebidas das Americas	54	2,076
Fomento Economico Mexicano SAB de CV (e)	142	1,267
Wal-Mart de Mexico SAB de CV (e)	388	1,038
Other Securities		15,309
		19,690
ENERGY - 10.9%
China Petroleum & Chemical Corp. (e)	1,232	1,101
China Shenhua Energy Co. Ltd.	252	892
CNOOC Ltd.	1,298	2,617
Ecopetrol SA	348	974
Gazprom OAO - ADR	391	3,717
Lukoil OAO - ADR (c)	38	2,117
PetroChina Co. Ltd. (e)	1,539	1,993
Petroleo Brasileiro SA	213	1,992
Reliance Industries Ltd.	95	1,271
Sasol Ltd.	40	1,683
Other Securities		9,191
		27,548
FINANCIALS - 22.1%
Bank of China Ltd.	5,477	2,104
Bumiputra-Commerce Holdings Bhd	343	822
China Construction Bank Corp.	5,224	3,609
China Life Insurance Co. Ltd. (e)	542	1,427

See accompanying Notes to Financial Statements.

	Shares/Par (p)	Value
HDFC Bank Ltd.	110	1,122
Housing Development Finance Corp.	77	904
Industrial & Commercial Bank of China	4,728	2,650
KB Financial Group Inc.	27	878
Ping an Insurance Group Co. of China Ltd. (e)	126	1,019
Sberbank of Russia - ADR	161	1,739
Shinhan Financial Group Co. Ltd.	31	1,089
Standard Bank Group Ltd.	83	1,124
Other Securities		37,364
		55,851
HEALTH CARE - 1.1%
Other Securities		2,816

INDUSTRIALS - 6.3%
Other Securities		16,025

INFORMATION TECHNOLOGY - 12.8%
HON HAI Precision Industry Co. Ltd.	659	1,993
Hynix Semiconductor Inc. (c)	38	803
Infosys Technologies Ltd.	31	1,418
Samsung Electronics Co. Ltd.	8	8,447
Taiwan Semiconductor Manufacturing Co. Ltd.	1,780	4,874
Tencent Holdings Ltd.	73	2,167
Other Securities		12,548
		32,250
MATERIALS - 10.9%
AngloGold Ashanti Ltd.	28	949
Grupo Mexico SAB de CV	281	835
LG Chem Ltd.	3	880
POSCO Inc.	5	1,518
Vale SA	91	1,806
Other Securities		21,556
		27,544
TELECOMMUNICATION SERVICES - 7.7%
America Movil SAB de CV	2,849	3,724
China Mobile Ltd.	436	4,783
Chunghwa Telecom Co. Ltd.	267	840
MTN Group Ltd.	123	2,124
Other Securities		7,905
		19,376
UTILITIES - 3.3%
Other Securities		8,323

Total Common Stocks (cost $240,381)		227,582

PREFERRED STOCKS - 6.8%
CONSUMER DISCRETIONARY - 0.5%
Hyundai Motor Co.	2	96
Hyundai Motor Co.	3	174
Other Securities		974
		1,244
CONSUMER STAPLES - 0.1%
Other Securities		261

ENERGY - 1.1%
Petroleo Brasileiro SA	306	2,766

FINANCIALS - 2.3%
Banco Bradesco SA	138	2,045
Itau Unibanco Holding SA	165	2,301
Other Securities		1,479
		5,825
INFORMATION TECHNOLOGY - 0.4%
Samsung Electronics Co. Ltd.	1	983

MATERIALS - 1.8%
LG Chem Ltd.	1	41
Vale SA	147	2,869
Other Securities		1,482
		4,392
TELECOMMUNICATION SERVICES - 0.3%
Other Securities		784

UTILITIES - 0.3%
Other Securities		800

Total Preferred Stocks (cost $20,814)		17,055

RIGHTS - 0.0%
Other Securities		2

Total Rights (cost $0)		2

INVESTMENT COMPANIES - 1.6%
Vanguard Emerging Markets Vipers	101	4,041

Total Investment Companies (cost $3,889)		4,041

SHORT TERM INVESTMENTS - 5.9%
Investment Company - 1.6%
JNL Money Market Fund, 0.09% (a) (h)	4,068	4,068

Securities Lending Collateral - 4.2%
Securities Lending Cash Collateral Fund LLC, 0.34% (a) (h)	10,677	10,677

Treasury Securities - 0.1%
Other Securities		170

Total Short Term Investments (cost $14,915)		14,915

Total Investments - 104.4% (cost $279,999)		263,595
Other Assets and Liabilities, Net - (4.4%)		(11,059)
Total Net Assets - 100.0%		$252,536

JNL/Mellon Capital Management European 30 Fund

Sector Weightings:	Percentage of Total Investments
Financials	18.4%
Health Care	17.5
Telecommunication Services	17.2
Utilities	10.0
Materials	9.6
Energy	8.5
Consumer Staples	6.6
Industrials	3.9
Information Technology	2.7
Consumer Discretionary	2.4
Short Term Investments	3.2
Total Investments	100.0%

COMMON STOCKS - 99.4%
CONSUMER DISCRETIONARY - 2.4%
OPAP SA	92	$574

See accompanying Notes to Financial Statements.

	Shares/Par (p)	Value
CONSUMER STAPLES - 6.8%
Colruyt SA (e)	22	964
Tesco Plc	130	630
		1,594
ENERGY - 8.7%
BP Plc	114	763
Royal Dutch Shell Plc	22	750
SBM Offshore NV (c)	40	549
		2,062
FINANCIALS - 18.9%
Danske Bank A/S (c)	64	895
DnB NOR ASA	83	828
Hannover Rueckversicherung AG	16	976
Klepierre	29	942
Zurich Financial Services AG	4	817
		4,458
HEALTH CARE - 18.0%
Actelion Ltd.	24	974
AstraZeneca Plc	18	790
Novartis AG	14	796
Roche Holding AG	5	832
Smith & Nephew Plc	84	844
		4,236
INDUSTRIALS - 4.0%
Balfour Beatty Plc	199	932

INFORMATION TECHNOLOGY - 2.7%
Neopost SA (e)	12	642

MATERIALS - 9.9%
Anglo American Plc	22	730
BHP Billiton Plc	28	796
Rio Tinto Plc	17	799
		2,325
TELECOMMUNICATION SERVICES - 17.7%
France Telecom SA	52	685
Koninklijke KPN NV	68	652
Mobistar SA	15	529
Swisscom AG	2	869
TDC A/S	102	709
Vivendi SA	39	718
		4,162
UTILITIES - 10.3%
Enel SpA	199	643
RWE AG	23	952
Snam Rete Gas SpA	185	828
		2,423
Total Common Stocks (cost $27,188)		23,408

SHORT TERM INVESTMENTS - 3.3%
Investment Company - 0.4%
JNL Money Market Fund, 0.09% (a) (h)	91	91

Securities Lending Collateral - 2.9%
Securities Lending Cash Collateral Fund LLC, 0.34% (a) (h)	670	670

Total Short Term Investments (cost $761)		761

Total Investments - 102.7% (cost $27,949)		24,169
Other Assets and Liabilities, Net - (2.7%)		(627)
Total Net Assets - 100.0%		$23,542

JNL/Mellon Capital Management Pacific Rim 30 Fund

Sector Weightings:	Percentage of Total Investments
Financials	42.6%
Consumer Staples	14.7
Telecommunication Services	10.5
Materials	9.1
Industrials	6.9
Consumer Discretionary	4.3
Utilities	4.0
Investment Companies	1.7
Short Term Investments	6.2
Total Investments	100.0%

COMMON STOCKS - 97.8%
CONSUMER DISCRETIONARY - 4.5%
USS Co. Ltd.	37	$3,978
CONSUMER STAPLES - 15.6%
FamilyMart Co. Ltd.	83	3,778
Metcash Ltd. (e)	806	2,791
Nippon Meat Packers Inc. (e)	268	3,549
Woolworths Ltd.	130	3,568
		13,686
FINANCIALS - 45.3%
Australia & New Zealand Banking Group Ltd.	88	2,011
Bank of Yokohama Ltd.	393	1,858
Bendigo and Adelaide Bank Ltd. (e)	226	1,725
China Bank Ltd.	288	1,730
Goodman Group	1,141	4,322
Hang Seng Bank Ltd. (e)	157	2,153
Insurance Australia Group Ltd.	1,092	3,916
Mitsubishi UFJ Financial Group Inc.	437	2,094
National Australia Bank Ltd.	78	1,889
QBE Insurance Group Ltd.	251	3,473
Resona Holdings Inc.	420	1,730
Stockland	1,020	3,238
Sumitomo Mitsui Financial Group Inc.	67	2,204
Suncorp Group Ltd.	388	3,245
Suruga Bank Ltd.	208	2,127
Westpac Banking Corp. (e)	91	1,979
		39,694
INDUSTRIALS - 7.4%
East Japan Railway Co.	52	3,289
Toll Holdings Ltd.	771	3,171
		6,460
MATERIALS - 9.7%
Air Water Inc.	262	3,175
Sims Metal Management Ltd. (e)	257	2,546

See accompanying Notes to Financial Statements.

	Shares/Par (p)	Value
Taiyo Nippon Sanso Corp.	479	2,797
		8,518
TELECOMMUNICATION SERVICES - 11.1%
Nippon Telegraph & Telephone Corp.	65	3,041
NTT DoCoMo Inc.	2	3,020
Telstra Corp. Ltd.	977	3,702
		9,763
UTILITIES - 4.2%
Tokyo Gas Co. Ltd.	725	3,704

Total Common Stocks (cost $86,071)		85,803

INVESTMENT COMPANIES - 1.9%
Vanguard Pacific Vipers	33	1,630

Total Investment Companies (cost $1,544)		1,630

SHORT TERM INVESTMENTS - 6.6%
Investment Company - 0.0%
JNL Money Market Fund, 0.09% (a) (h)	34	34

Securities Lending Collateral - 6.6%
Securities Lending Cash Collateral Fund LLC, 0.34% (a) (h)	5,765	5,765

Total Short Term Investments (cost $5,799)		5,799

Total Investments - 106.3% (cost $93,414)		93,232
Other Assets and Liabilities, Net - (6.3%)		(5,499)
Total Net Assets - 100.0%		$87,733

JNL/Mellon Capital Management S&P 500 Index Fund* (x)

Sector Weightings:	Percentage of Total Investments
Information Technology	19.1%
Financials	13.7
Health Care	11.4
Consumer Staples	10.8
Consumer Discretionary	10.6
Energy	10.3
Industrials	10.0
Utilities	3.6
Materials	3.4
Telecommunication Services	3.1
Short Term Investments	4.0
Total Investments	100.0%

COMMON STOCKS - 96.8%
CONSUMER DISCRETIONARY - 10.7%
Amazon.com Inc. (c)	38	$8,588
Comcast Corp. - Class A	280	8,960
Home Depot Inc.	160	8,490
McDonald’s Corp.	106	9,375
Walt Disney Co.	186	9,035
Other Securities		97,453
		141,901
CONSUMER STAPLES - 10.9%
Altria Group Inc.	213	7,343
Coca-Cola Co.	235	18,408
CVS Caremark Corp.	134	6,252
Kraft Foods Inc. - Class A	185	7,137
PepsiCo Inc.	163	11,539
Philip Morris International Inc.	178	15,530
Procter & Gamble Co.	286	17,506
Wal-Mart Stores Inc.	180	12,557
Other Securities		48,699
		144,971
ENERGY - 10.4%
Chevron Corp.	206	21,699
ConocoPhillips	132	7,375
Exxon Mobil Corp.	488	41,750
Occidental Petroleum Corp.	84	7,230
Schlumberger Ltd.	139	9,000
Other Securities		51,281
		138,335
FINANCIALS - 13.9%
American Express Co.	105	6,084
Bank of America Corp.	1,123	9,187
Bank of New York Mellon Corp. (a)	125	2,741
Berkshire Hathaway Inc. - Class B (c)	183	15,278
Citigroup Inc.	305	8,346
JPMorgan Chase & Co.	397	14,188
U.S. Bancorp	199	6,384
Wells Fargo & Co.	554	18,516
Other Securities		102,979
		183,703
HEALTH CARE - 11.5%
Abbott Laboratories	163	10,539
Amgen Inc.	81	5,931
Bristol-Myers Squibb Co.	175	6,304
Johnson & Johnson	286	19,344
Merck & Co. Inc.	317	13,216
Pfizer Inc.	781	17,967
UnitedHealth Group Inc.	109	6,351
Other Securities		72,706
		152,358
INDUSTRIALS - 10.0%
3M Co.	72	6,465
Boeing Co.	78	5,800
Caterpillar Inc.	68	5,771
General Electric Co.	1,105	23,019
Union Pacific Corp.	50	5,948
United Parcel Service Inc. - Class B	100	7,848
United Technologies Corp.	95	7,144
Other Securities		71,016
		133,011
INFORMATION TECHNOLOGY - 19.3%
Apple Inc. (c)	97	56,922
Cisco Systems Inc.	560	9,616
Google Inc. - Class A (c)	27	15,376
Intel Corp.	524	13,971
International Business Machines Corp.	120	23,530
Microsoft Corp.	779	23,843
Oracle Corp.	405	12,027
QUALCOMM Inc.	179	9,941
Visa Inc. - Class A	52	6,389
Other Securities		83,969
		255,584
MATERIALS - 3.4%
Other Securities		44,868

See accompanying Notes to Financial Statements.

	Shares/Par (p)	Value
TELECOMMUNICATION SERVICES - 3.1%
AT&T Inc.	612	21,821
Verizon Communications Inc.	296	13,161
Other Securities		6,270
		41,252
UTILITIES - 3.6%
Other Securities		47,676

Total Common Stocks (cost $1,068,771)		1,283,659

SHORT TERM INVESTMENTS - 4.0%
Investment Company - 2.9%
JNL Money Market Fund, 0.09% (a) (h)	38,886	38,886

Securities Lending Collateral - 0.9%
Securities Lending Cash Collateral Fund LLC, 0.34% (a) (h)	11,468	11,468
Securities Lending Liquidating Fund LLC, 0.38% (a) (h)	401	391
		11,859
Treasury Securities - 0.2%
Other Securities		2,360

Total Short Term Investments (cost $53,115)		53,105

Total Investments - 100.8% (cost $1,121,886)		1,336,764
Other Assets and Liabilities, Net - (0.8%)		(10,086)
Total Net Assets - 100.0%		$1,326,678

JNL/Mellon Capital Management S&P 400 MidCap Index Fund* (x)

Sector Weightings:	Percentage of Total Investments
Financials	20.5%
Industrials	14.9
Information Technology	14.3
Consumer Discretionary	12.4
Health Care	10.1
Materials	6.3
Utilities	5.0
Energy	4.7
Consumer Staples	3.3
Telecommunication Services	0.5
Short Term Investments	8.0
Total Investments	100.0%

COMMON STOCKS - 96.8%
CONSUMER DISCRETIONARY - 13.0%
Advance Auto Parts Inc.	53	$3,608
Dick’s Sporting Goods Inc.	70	3,364
Foot Locker Inc.	110	3,357
LKQ Corp. (c)	107	3,568
PetSmart Inc.	79	5,420
Polaris Industries Inc.	50	3,550
PVH Corp.	50	3,877
Tractor Supply Co. (e)	52	4,295
Other Securities		77,456
		108,495
CONSUMER STAPLES - 3.5%
Church & Dwight Co. Inc.	102	5,648
Energizer Holdings Inc. (c)	48	3,601
Other Securities		19,470
		28,719
ENERGY - 4.9%
Cimarex Energy Co.	62	3,427
HollyFrontier Corp.	151	5,351
Oceaneering International Inc.	78	3,751
Other Securities		28,238
		40,767
FINANCIALS - 21.6%
Affiliated Managers Group Inc.	38	4,145
Alleghany Corp. (c)	11	3,579
Camden Property Trust	57	3,869
Essex Property Trust Inc.	25	3,887
Everest Re Group Ltd.	39	4,036
Federal Realty Investment Trust	46	4,806
Macerich Co.	96	5,651
New York Community Bancorp Inc. (e)	318	3,987
Rayonier Inc.	89	3,988
Realty Income Corp. (e)	97	4,042
SL Green Realty Corp.	64	5,110
UDR Inc.	178	4,596
Other Securities		128,016
		179,712
HEALTH CARE - 10.6%
Catalyst Health Solutions Inc. (c)	36	3,408
Henry Schein Inc. (c)	65	5,110
Hologic Inc. (c)	191	3,453
Idexx Laboratories Inc. (c) (e)	40	3,840
Mettler Toledo International Inc. (c)	23	3,560
Regeneron Pharmaceuticals Inc. (c)	56	6,366
Vertex Pharmaceuticals Inc. (c)	152	8,522
Other Securities		54,428
		88,687
INDUSTRIALS - 15.7%
AMETEK Inc.	116	5,807
Donaldson Co. Inc.	108	3,606
Hubbell Inc. - Class B	43	3,372
JB Hunt Transport Services Inc.	65	3,897
Kansas City Southern	80	5,544
Other Securities		108,541
		130,767
INFORMATION TECHNOLOGY - 15.0%
Alliance Data Systems Corp. (c) (e)	36	4,900
Ansys Inc. (c)	67	4,247
Equinix Inc. (c)	34	6,018
Rackspace Hosting Inc. (c)	76	3,323
Skyworks Solutions Inc. (c)	137	3,742
TIBCO Software Inc. (c)	121	3,618
Trimble Navigation Ltd. (c)	90	4,151
Other Securities		95,205
		125,204
MATERIALS - 6.7%
Albemarle Corp.	65	3,848
Ashland Inc.	57	3,938
Royal Gold Inc.	43	3,339
Valspar Corp.	68	3,556
Other Securities		40,903
		55,584

See accompanying Notes to Financial Statements.

	Shares/Par (p)	Value
TELECOMMUNICATION SERVICES - 0.5%
Other Securities		4,266

UTILITIES - 5.3%
Alliant Energy Corp.	81	3,671
OGE Energy Corp.	71	3,685
Other Securities		36,883
		44,239
Total Common Stocks (cost $753,313)		806,440

SHORT TERM INVESTMENTS - 8.4%
Investment Company - 2.3%
JNL Money Market Fund, 0.09% (a) (h)	19,364	19,364

Securities Lending Collateral - 5.9%
Securities Lending Cash Collateral Fund LLC, 0.34% (a) (h)	48,908	48,908
Securities Lending Liquidating Fund LLC, 0.38% (a) (h)	604	589
		49,497
Treasury Securities - 0.2%
Other Securities		1,545

Total Short Term Investments (cost $70,421)		70,406

Total Investments - 105.2% (cost $823,734)		876,846
Other Assets and Liabilities, Net - (5.2%)		(43,413)
Total Net Assets - 100.0%		$833,433

JNL/Mellon Capital Management Small Cap Index Fund* (x)

Sector Weightings:	Percentage of Total Investments
Financials	18.3%
Information Technology	14.5
Industrials	12.9
Consumer Discretionary	11.7
Health Care	11.5
Energy	5.0
Materials	4.0
Consumer Staples	3.2
Utilities	3.1
Telecommunication Services	0.8
Short Term Investments	15.0
Total Investments	100.0%

COMMON STOCKS - 97.0%
CONSUMER DISCRETIONARY - 13.4%
Coinstar Inc. (c) (e)	24	$1,657
Six Flags Entertainment Corp.	32	1,725
Sotheby’s - Class A	52	1,724
Other Securities		117,063
		122,169
CONSUMER STAPLES - 3.6%
Casey’s General Stores Inc.	29	1,712
TreeHouse Foods Inc. (c)	28	1,727
United Natural Foods Inc. (c)	38	2,066
Other Securities		27,694
		33,199
ENERGY - 5.7%
Berry Petroleum Co. - Class A (e)	40	1,601
Dril-Quip Inc. (c)	31	2,030
Energy XXI Bermuda Ltd.	61	1,902
Kodiak Oil & Gas Corp. (c) (e)	203	1,668
Other Securities		45,171
		52,372
FINANCIALS - 21.0%
Alterra Capital Holdings Ltd.	69	1,619
Hancock Holding Co.	58	1,778
Highwoods Properties Inc.	57	1,918
Invesco Mortgage Capital Inc.	89	1,629
LaSalle Hotel Properties	66	1,924
Omega Healthcare Investors Inc.	82	1,835
Starwood Property Trust Inc.	90	1,912
Two Harbors Investment Corp.	165	1,711
Other Securities		177,009
		191,335
HEALTH CARE - 13.1%
Align Technology Inc.	55	1,851
athenahealth Inc. (c) (e)	28	2,188
Cepheid Inc. (c)	51	2,264
Cubist Pharmaceuticals Inc. (c)	49	1,851
Healthsouth Corp. (c)	73	1,703
HMS Holdings Corp. (c)	66	2,208
Pharmacyclics Inc. (c) (e)	42	2,287
Questcor Pharmaceuticals Inc. (c) (e)	41	2,207
Seattle Genetics Inc. (c) (e)	74	1,870
Vivus Inc. (c) (e)	77	2,194
WellCare Health Plans Inc. (c)	33	1,761
Other Securities		97,065
		119,449
INDUSTRIALS - 14.8%
Acuity Brands Inc.	33	1,687
Alaska Air Group Inc.	55	1,968
CLARCOR Inc.	39	1,858
CoStar Group Inc. (c)	20	1,664
Dollar Thrifty Automotive Group Inc. (c)	22	1,791
Genesee & Wyoming Inc. - Class A (c)	31	1,650
HEICO Corp. (e)	41	1,605
Hexcel Corp. (c)	77	1,980
Teledyne Technologies Inc. (c)	28	1,731
US Airways Group Inc. (c)	124	1,648
Watsco Inc.	23	1,673
Woodward Governor Co.	53	2,101
Other Securities		113,419
		134,775
INFORMATION TECHNOLOGY - 16.5%
Aspen Technology Inc.	72	1,669
CommVault Systems Inc. (c)	34	1,707
Parametric Technology Corp. (c)	91	1,910
Ultimate Software Group Inc. (c)	21	1,829
Wright Express Corp. (c)	30	1,849
Other Securities		142,115
		151,079
MATERIALS - 4.5%
Other Securities		41,433

TELECOMMUNICATION SERVICES - 0.9%
Other Securities		8,294

See accompanying Notes to Financial Statements.

	Shares/Par (p)	Value
UTILITIES - 3.5%
Cleco Corp.	47	1,952
IDACORP Inc.	38	1,605
Piedmont Natural Gas Co. Inc.	55	1,778
Other Securities		26,820
		32,155
Total Common Stocks (cost $811,542)		886,260

RIGHTS - 0.0%
Other Securities		5

Total Rights (cost $44)		5

WARRANTS - 0.0%
Other Securities		2

Total Warrants (cost $0)		2

INVESTMENT COMPANIES - 0.0%
Other Securities		115

Total Investment Companies (cost $124)		115

OTHER EQUITY INTERESTS - 0.0%
Other Securities		—

Total Other Equity Interests (cost $0)		—

SHORT TERM INVESTMENTS - 17.1%
Investment Company - 2.6%
JNL Money Market Fund, 0.09% (a) (h)	23,238	23,238

Securities Lending Collateral - 14.3%
Securities Lending Cash Collateral Fund LLC, 0.34% (a) (h)	130,040	130,040
Securities Lending Liquidating Fund LLC, 0.38% (a) (h)	835	814
		130,854
Treasury Securities - 0.2%
U.S. Treasury Bill, 0.14%, 09/20/12 (o)	$2,180	2,180
Total Short Term Investments (cost $156,293)		156,272

Total Investments - 114.1% (cost $968,003)		1,042,654
Other Assets and Liabilities, Net - (14.1%)		(128,903)
Total Net Assets - 100.0%		$913,751

JNL/Mellon Capital Management International Index Fund* (x)

Sector Weightings:	Percentage of Total Investments
Financials	21.0%
Industrials	11.6
Consumer Staples	11.1
Consumer Discretionary	9.8
Health Care	9.3
Materials	8.9
Energy	7.7
Telecommunication Services	5.2
Information Technology	4.1
Utilities	4.0
Short Term Investments	7.3
Total Investments	100.0%

COMMON STOCKS - 97.6%
CONSUMER DISCRETIONARY - 10.0%
Daimler AG	121	$5,420
Honda Motor Co. Ltd.	217	7,565
LVMH Moet Hennessy Louis Vuitton SA	34	5,144
Toyota Motor Corp.	365	14,732
Other Securities		98,072
		130,933
CONSUMER STAPLES - 11.6%
Anheuser-Busch InBev NV	107	8,419
British American Tobacco Plc	260	13,243
Diageo Plc	332	8,564
Imperial Tobacco Group Plc	132	5,104
Nestle SA	437	26,056
SABMiller Plc	127	5,098
Tesco Plc	1,068	5,189
Unilever NV	217	7,239
Unilever Plc	171	5,738
Other Securities		66,082
		150,732
ENERGY - 8.2%
BG Group Plc	451	9,234
BP Plc	2,511	16,768
ENI SpA	320	6,792
Royal Dutch Shell Plc	484	16,292
Royal Dutch Shell Plc - Class B	352	12,298
Total SA (e)	281	12,641
Other Securities		32,779
		106,804
FINANCIALS - 22.2%
Allianz SE	60	6,083
Australia & New Zealand Banking Group Ltd.	354	8,070
Banco Santander SA	1,233	8,159
BNP Paribas	129	4,960
Commonwealth Bank of Australia (e)	209	11,471
HSBC Holdings Plc	2,381	20,983
Mitsubishi UFJ Financial Group Inc.	1,694	8,116
Mizuho Financial Group Inc.	3,041	5,136
National Australia Bank Ltd.	296	7,210
Prudential plc (a)	340	3,940
Standard Chartered Plc	317	6,880
Sumitomo Mitsui Financial Group Inc.	179	5,910
UBS AG (c)	484	5,668
Westpac Banking Corp. (e)	403	8,798
Other Securities		177,520
		288,904
HEALTH CARE - 9.9%
AstraZeneca Plc	169	7,556
Bayer AG	110	7,926
GlaxoSmithKline Plc	668	15,173
Novartis AG	305	17,029
Novo-Nordisk A/S	54	7,833
Roche Holding AG	93	16,056
Sanofi-Aventis SA	159	12,054
Other Securities		45,045
		128,672
INDUSTRIALS - 12.2%
Siemens AG	109	9,188

See accompanying Notes to Financial Statements.

	Shares/Par (p)	Value
Other Securities		149,451
		158,639
INFORMATION TECHNOLOGY - 4.4%
Canon Inc. (e)	151	6,018
SAP AG	122	7,246
Other Securities		43,489
		56,753
MATERIALS - 9.4%
Anglo American Plc	176	5,788
BASF SE	122	8,488
BHP Billiton Ltd.	427	13,893
BHP Billiton Plc	281	7,982
Rio Tinto Plc	178	8,475
Other Securities		78,289
		122,915
TELECOMMUNICATION SERVICES - 5.5%
Telefonica SA	546	7,190
Vodafone Group Plc	6,596	18,540
Other Securities		45,589
		71,319
UTILITIES - 4.2%
E.ON AG	240	5,182
National Grid Plc	474	5,027
Other Securities		45,038
		55,247
Total Common Stocks (cost $1,404,828)		1,270,918

PREFERRED STOCKS - 0.6%
CONSUMER DISCRETIONARY - 0.3%
Other Securities		4,362

CONSUMER STAPLES - 0.1%
Other Securities		1,905

FINANCIALS - 0.0%
Other Securities		117

INDUSTRIALS - 0.1%
Other Securities		690

TELECOMMUNICATION SERVICES - 0.1%
Other Securities		668

UTILITIES - 0.0%
Other Securities		207

Total Preferred Stocks (cost $7,888)		7,949

OTHER EQUITY INTERESTS - 0.0%
Other Securities		—

Total Other Equity Interests (cost $0)		—

SHORT TERM INVESTMENTS - 7.8%
Investment Company - 0.4%
JNL Money Market Fund, 0.09% (a) (h)	4,459	4,459

Securities Lending Collateral - 7.3%
Securities Lending Cash Collateral Fund LLC, 0.34% (a) (h)	95,016	95,016
Securities Lending Liquidating Fund LLC, 0.38% (a) (h)	441	430
		95,446
Treasury Securities - 0.1%
Other Securities		1,325

Total Short Term Investments (cost $101,240)		101,230

Total Investments - 106.0% (cost $1,513,956)		1,380,097
Other Assets and Liabilities, Net - (6.0%)		(77,526)
Total Net Assets - 100.0%		$1,302,571

JNL/Mellon Capital Management Bond Index Fund

Sector Weightings:	Percentage of Total Investments
Government Securities	39.1%
U.S. Government Agency MBS	30.4
Financials	8.4
Energy	2.1
Non-U.S. Government Agency ABS	1.9
Consumer Discretionary	1.9
Utilities	1.6
Health Care	1.6
Consumer Staples	1.4
Telecommunication Services	1.2
Materials	1.2
Industrials	1.1
Information Technology	0.9
Short Term Investments	7.2
Total Investments	100.0%

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 2.1%
Banc of America Commercial Mortgage Inc. REMIC
5.73%, 05/10/45 (i)	$1,500	$1,710
5.77%, 05/10/45 (i)	550	593
5.37%, 09/10/47 (i)	1,000	1,118
5.45%, 01/15/49	200	211
5.45%, 01/15/49	1,500	1,697
5.48%, 01/15/49 (i)	350	358
Bank of America Credit Card Trust, 5.17%, 06/15/19	900	1,059
Bear Stearns Commercial Mortgage Securities Inc. REMIC
5.91%, 06/11/40 (i)	300	343
5.12%, 02/11/41 (i)	1,150	1,253
Centerpoint Energy Transition Co. LLC Secured Transition Bond, 5.17%, 08/01/19	741	850
Citibank Credit Card Issuance Trust, 5.30%, 03/15/18	900	1,043
Citigroup/Deutsche Bank Commercial Mortgage Trust REMIC
5.62%, 10/15/48	250	283
5.65%, 10/15/48	500	518
Continental Airlines Inc. Pass-Through Trust - Class A, 4.75%, 01/12/21 (e)	294	308
Credit Suisse Mortgage Capital Certificates REMIC, 5.38%, 02/15/40	250	262
CS First Boston Mortgage Securities Corp. REMIC
5.42%, 05/15/36 (i)	350	372
5.01%, 02/15/38 (i)	800	867
CW Capital Cobalt Ltd. REMIC, 5.22%, 08/15/48	1,250	1,381

See accompanying Notes to Financial Statements.

	Shares/Par (p)	Value
Delta Air Lines Pass-Through Trust - Class A, 6.82%, 08/10/22 (i)	366	394
GE Capital Commercial Mortgage Corp. REMIC, 5.49%, 11/10/45 (i)	200	205
Greenwich Capital Commercial Funding Corp. REMIC
5.22%, 04/10/37 (i)	1,000	1,093
4.57%, 08/10/42	478	484
GS Mortgage Securities Corp. II REMIC
3.48%, 11/10/21	750	773
5.55%, 04/10/38 (i)	1,000	1,112
5.56%, 11/10/39	400	454
Honda Auto Receivables Owner Trust, 1.98%, 05/23/16	350	354
JPMorgan Chase Commercial Mortgage Securities Corp. REMIC
5.77%, 06/12/41 (i)	850	909
5.54%, 10/12/41	1,250	1,428
4.88%, 01/15/42	750	799
4.74%, 07/15/42	500	543
4.78%, 07/15/42	500	531
4.94%, 08/15/42 (i)	278	306
5.42%, 01/15/49	250	280
5.92%, 02/12/49 (i)	200	227
5.79%, 02/12/51 (i)	521	602
LB-UBS Commercial Mortgage Trust REMIC
5.42%, 02/15/40	330	372
5.87%, 09/15/45 (i)	2,000	2,292
Merrill Lynch Mortgage Trust REMIC, 5.74%, 08/12/43 (i)	250	285
Merrill Lynch/Countrywide Commercial Mortgage Trust REMIC
5.41%, 07/12/46 (i)	200	226
5.17%, 12/12/49	200	222
5.75%, 06/12/50 (i)	525	545
Morgan Stanley Capital I REMIC
4.80%, 01/13/41	240	249
5.33%, 11/12/41	250	277
5.89%, 10/15/42 (i)	270	304
5.78%, 04/12/49 (i)	352	361
5.78%, 04/12/49 (i)	2,400	2,596
Wachovia Bank Commercial Mortgage Trust REMIC
4.96%, 11/15/35	300	314
5.22%, 01/15/41 (i)	100	106
5.49%, 07/15/41 (i)	250	267
4.89%, 10/15/41	200	194
4.90%, 10/15/41 (i)	500	516
5.12%, 07/15/42 (i)	410	452
5.42%, 01/15/45 (i)	350	389
5.57%, 10/15/48	250	277
5.31%, 11/15/48	1,082	1,125

Total Non-U.S. Government Agency Asset-Backed Securities (cost $33,245)		36,089

CORPORATE BONDS AND NOTES - 22.7%
CONSUMER DISCRETIONARY - 2.0%
Ace INA Holdings Inc., 5.88%, 06/15/14	500	545
AutoZone Inc., 5.50%, 11/15/15 (e)	400	449
Board of Trustees of The Leland Stanford Junior University, 3.63%, 05/01/14	700	739
CBS Corp.
1.95%, 07/01/17 (e)	450	449
5.63%, 09/15/19	500	590
4.85%, 07/01/42	500	489
Comcast Cable Communications Holdings Inc., 9.46%, 11/15/22	500	728
Comcast Corp.
5.30%, 01/15/14	500	532
6.50%, 01/15/15	50	56
5.90%, 03/15/16	500	576
6.50%, 11/15/35	100	122
6.95%, 08/15/37	500	642
6.40%, 03/01/40 (e)	400	499
COX Communications Inc., 5.45%, 12/15/14	450	495
Daimler Finance North America LLC, 6.50%, 11/15/13	600	643
Diageo Capital Plc, 4.83%, 07/15/20	395	460
DIRECTV Holdings LLC
3.55%, 03/15/15	200	211
3.50%, 03/01/16	400	422
4.60%, 02/15/21	600	638
3.80%, 03/15/22	500	506
6.35%, 03/15/40 (e)	600	680
6.00%, 08/15/40	200	218
Discovery Communications LLC
3.70%, 06/01/15	100	107
5.63%, 08/15/19	100	117
5.05%, 06/01/20 (e)	200	226
6.35%, 06/01/40 (e)	100	121
Ford Motor Co., 7.45%, 07/16/31	300	376
Fortune Brands Inc., 5.38%, 01/15/16	45	50
Gap Inc., 5.95%, 04/12/21	400	415
Grupo Televisa SA, 6.63%, 03/18/25 (e)	100	122
Hasbro Inc., 6.35%, 03/15/40	300	348
Home Depot Inc.
5.25%, 12/16/13 (e)	250	267
5.40%, 03/01/16	500	576
5.88%, 12/16/36	250	320
Johnson Controls Inc.
5.50%, 01/15/16	250	281
3.75%, 12/01/21	500	519
Kohl’s Corp., 4.00%, 11/01/21 (e)	500	520
Lowe’s Cos. Inc.
4.63%, 04/15/20 (e)	100	113
3.80%, 11/15/21	500	541
5.50%, 10/15/35	150	178
5.80%, 04/15/40	600	745
Macy’s Retail Holdings Inc.
5.75%, 07/15/14 (e)	500	543
6.65%, 07/15/24	200	241
6.90%, 04/01/29	250	296
McDonald’s Corp.
5.35%, 03/01/18	300	360
6.30%, 03/01/38	500	699
NBCUniversal Media LLC
2.10%, 04/01/14	500	509
5.15%, 04/30/20	200	230
6.40%, 04/30/40	200	244
News America Inc.
5.30%, 12/15/14	175	192
5.65%, 08/15/20	300	347
4.50%, 02/15/21 (e)	400	438
6.20%, 12/15/34	50	57
6.40%, 12/15/35	500	576
6.65%, 11/15/37	300	350
6.15%, 02/15/41	300	351
Nordstrom Inc., 4.00%, 10/15/21 (e)	225	247
Omnicom Group Inc., 5.90%, 04/15/16	250	288
Staples Inc., 9.75%, 01/15/14 (l)	550	615

See accompanying Notes to Financial Statements.

	Shares/Par (p)	Value
Starwood Hotels & Resorts Worldwide Inc.
7.88%, 10/15/14	400	454
7.15%, 12/01/19	400	471
Target Corp.
5.88%, 07/15/16	250	297
7.00%, 07/15/31	500	686
6.50%, 10/15/37	300	400
Thomson Reuters Corp., 6.50%, 07/15/18	500	617
Time Warner Cable Inc.
6.20%, 07/01/13	300	315
5.85%, 05/01/17	150	176
8.75%, 02/14/19	169	225
6.55%, 05/01/37	250	296
7.30%, 07/01/38	300	385
6.75%, 06/15/39	300	366
Time Warner Entertainment Co. LP, 8.38%, 03/15/23	600	813
Time Warner Inc.
3.15%, 07/15/15	200	211
5.88%, 11/15/16	650	761
4.70%, 01/15/21	200	223
4.00%, 01/15/22 (e)	500	529
7.63%, 04/15/31	250	323
6.10%, 07/15/40	200	230
Viacom Inc.
2.50%, 12/15/16 (e)	500	518
7.88%, 07/30/30	125	161
Wal-Mart Stores Inc., 5.63%, 04/15/41 (e)	300	390
Walt Disney Co.
4.50%, 12/15/13	500	529
2.75%, 08/16/21	300	305
7.00%, 03/01/32	50	72
Whirlpool Corp., 4.85%, 06/15/21 (e)	400	414
Wyndham Worldwide Corp., 7.38%, 03/01/20	500	594
Yale University, 2.90%, 10/15/14	300	316
Yum! Brands Inc., 6.88%, 11/15/37	200	265
		34,556
CONSUMER STAPLES - 1.5%
Altria Group Inc.
8.50%, 11/10/13 (l)	500	549
9.70%, 11/10/18 (l)	500	692
9.25%, 08/06/19 (l)	400	556
9.95%, 11/10/38 (l)	100	159
Anheuser-Busch Cos. Inc.
4.95%, 01/15/14	200	211
5.05%, 10/15/16	100	114
6.45%, 09/01/37	300	407
Anheuser-Busch InBev Worldwide Inc.
6.88%, 11/15/19	400	516
5.38%, 01/15/20	400	477
8.20%, 01/15/39	400	636
Archer-Daniels-Midland Co.
5.45%, 03/15/18 (e)	350	415
5.38%, 09/15/35	200	236
Bottling Group LLC, 6.95%, 03/15/14	200	221
Bunge Ltd. Finance Corp.
5.35%, 04/15/14	75	79
4.10%, 03/15/16	500	521
Campbell Soup Co., 4.25%, 04/15/21 (e)	300	340
Clorox Co., 3.80%, 11/15/21	500	521
Coca-Cola Co.
0.75%, 11/15/13	600	602
0.75%, 03/13/15 (e)	500	501
3.15%, 11/15/20	300	321
ConAgra Foods Inc., 7.00%, 04/15/19 (e)	300	368
CVS Caremark Corp.
6.13%, 08/15/16	250	292
5.75%, 06/01/17	500	591
4.13%, 05/15/21	400	438
Diageo Investment Corp., 8.00%, 09/15/22	100	142
General Mills Inc.
5.20%, 03/17/15	500	555
5.70%, 02/15/17	300	356
H.J. Heinz Finance Co., 6.75%, 03/15/32	100	125
Kellogg Co.
4.45%, 05/30/16	350	387
4.00%, 12/15/20	200	220
Kimberly-Clark Corp., 7.50%, 11/01/18	500	671
Kraft Foods Inc.
5.25%, 10/01/13	400	421
4.13%, 02/09/16	100	109
6.50%, 08/11/17	300	364
6.13%, 02/01/18	300	360
5.38%, 02/10/20	600	710
6.88%, 02/01/38	500	654
6.88%, 01/26/39	100	130
Kroger Co.
6.40%, 08/15/17	200	239
6.15%, 01/15/20	200	240
7.50%, 04/01/31	150	195
Lorillard Tobacco Co., 8.13%, 06/23/19 (l)	500	621
Pepsi Bottling Group Inc., 7.00%, 03/01/29	75	103
PepsiCo Inc.
7.90%, 11/01/18	555	741
3.13%, 11/01/20	300	315
4.88%, 11/01/40	500	583
Philip Morris International Inc.
6.88%, 03/17/14	500	552
5.65%, 05/16/18	250	302
2.90%, 11/15/21	300	309
4.38%, 11/15/41	300	309
Procter & Gamble Co.
4.95%, 08/15/14	150	164
5.55%, 03/05/37	100	133
Proctor & Gamble Co., 4.70%, 02/15/19	500	593
Reynolds American Inc., 7.63%, 06/01/16 (e)	250	301
Safeway Inc.
6.25%, 03/15/14	550	590
6.35%, 08/15/17 (e)	500	561
Unilever Capital Corp.
2.75%, 02/10/16 (e)	400	423
5.90%, 11/15/32	300	415
Wal-Mart Stores Inc.
1.63%, 04/15/14 (e)	400	408
2.25%, 07/08/15 (e)	300	313
2.80%, 04/15/16 (e)	400	428
4.13%, 02/01/19	300	342
4.25%, 04/15/21	400	461
7.55%, 02/15/30	500	749
6.20%, 04/15/38	300	408
4.88%, 07/08/40	300	351
Walgreen Co., 4.88%, 08/01/13	200	209
		26,325
ENERGY - 2.2%
Alberta Energy Co. Ltd., 7.38%, 11/01/31	400	472
Anadarko Petroleum Corp.
5.95%, 09/15/16	100	113
8.70%, 03/15/19	250	327
6.45%, 09/15/36	150	173

See accompanying Notes to Financial Statements.

	Shares/Par (p)	Value
Apache Corp.
3.63%, 02/01/21 (e)	400	431
4.75%, 04/15/43	500	555
BP Capital Markets Plc
5.25%, 11/07/13	400	424
3.13%, 10/01/15	500	532
1.85%, 05/05/17	400	404
4.50%, 10/01/20	500	563
3.25%, 05/06/22	400	414
Burlington Resources Finance Co., 7.20%, 08/15/31	100	137
Canadian Natural Resources Ltd.
3.45%, 11/15/21 (e)	400	415
5.85%, 02/01/35	150	172
6.25%, 03/15/38	300	368
CenterPoint Energy Resources Corp.
4.50%, 01/15/21	43	47
6.63%, 11/01/37 (e)	200	255
Conoco Funding Co., 7.25%, 10/15/31	75	108
ConocoPhillips
6.65%, 07/15/18	75	94
5.75%, 02/01/19	300	366
6.00%, 01/15/20	300	377
6.50%, 02/01/39	500	692
ConocoPhillips Holding Co., 6.95%, 04/15/29	200	274
Devon Energy Corp.
2.40%, 07/15/16 (e)	500	514
1.88%, 05/15/17 (e)	300	300
7.95%, 04/15/32	100	144
Devon Financing Corp. ULC, 7.88%, 09/30/31	100	143
Enbridge Energy Partners LP
9.88%, 03/01/19	500	656
7.50%, 04/15/38	200	258
Encana Corp.
3.90%, 11/15/21 (e)	400	396
6.50%, 08/15/34	100	110
Energy Transfer Partners LP
5.95%, 02/01/15 (e)	250	272
9.70%, 03/15/19	222	285
5.20%, 02/01/22	500	535
7.50%, 07/01/38	200	226
6.50%, 02/01/42	500	536
Enterprise Products Operating LLC
5.60%, 10/15/14	25	27
3.70%, 06/01/15	100	107
5.25%, 01/31/20	300	344
6.88%, 03/01/33	25	30
6.45%, 09/01/40	100	119
5.95%, 02/01/41	300	339
EOG Resources Inc.
2.50%, 02/01/16	200	208
4.40%, 06/01/20 (e)	200	225
Halliburton Co., 7.45%, 09/15/39	250	370
Hess Corp.
7.30%, 08/15/31	35	44
5.60%, 02/15/41	400	424
Husky Energy Inc., 7.25%, 12/15/19	500	617
Kinder Morgan Energy Partners LP
5.00%, 12/15/13	75	79
6.00%, 02/01/17	150	173
9.00%, 02/01/19	500	646
6.50%, 09/01/39	200	228
Magellan Midstream Partners LP, 4.25%, 02/01/21	300	323
Marathon Oil Corp., 5.90%, 03/15/18	228	267
Marathon Petroleum Corp., 6.50%, 03/01/41	300	341
Nabors Industries Inc., 6.15%, 02/15/18	300	344
Nexen Inc.
5.88%, 03/10/35	50	50
6.40%, 05/15/37	100	106
Noble Energy Inc., 8.25%, 03/01/19	300	384
Noble Holding International Ltd.
3.45%, 08/01/15	200	211
2.50%, 03/15/17	400	406
6.20%, 08/01/40	200	222
Occidental Petroleum Corp.
2.50%, 02/01/16	400	419
4.10%, 02/01/21	250	280
ONEOK Partners LP, 6.65%, 10/01/36	150	176
PC Financial Partnership, 5.00%, 11/15/14	500	540
Pemex Project Funding Master Trust
5.75%, 03/01/18	500	565
6.63%, 06/15/35	150	179
Petro-Canada, 7.00%, 11/15/28	75	93
Petrobras International Finance Co.
2.88%, 02/06/15	500	508
3.88%, 01/27/16	500	516
6.13%, 10/06/16	100	112
5.88%, 03/01/18	150	166
7.88%, 03/15/19	500	608
5.38%, 01/27/21	700	754
6.88%, 01/20/40	400	476
Petroleos Mexicanos
6.00%, 03/05/20	500	578
5.50%, 01/21/21	700	791
5.50%, 06/27/44 (e) (r)	250	256
Phillips 66, 4.30%, 04/01/22 (r)	500	526
Pioneer Natural Resources Co., 3.95%, 07/15/22	400	401
Plains All American Pipeline LP
3.95%, 09/15/15	300	321
6.50%, 05/01/18	100	120
6.70%, 05/15/36	100	117
Pride International Inc., 6.88%, 08/15/20	400	491
Rowan Cos. Inc.
7.88%, 08/01/19	300	362
4.88%, 06/01/22	400	404
Shell International Finance BV
4.00%, 03/21/14 (e)	500	529
5.20%, 03/22/17	250	294
4.38%, 03/25/20	300	349
6.38%, 12/15/38	200	283
5.50%, 03/25/40	300	390
Southern Natural Gas Co., 5.90%, 04/01/17 (r)	250	286
Spectra Energy Capital LLC, 8.00%, 10/01/19	250	320
Statoil ASA, 3.15%, 01/23/22	500	522
StatoilHydro ASA, 5.25%, 04/15/19	500	599
Suncor Energy Inc.
5.95%, 12/01/34	100	113
6.50%, 06/15/38	300	357
Total Capital International SA, 2.88%, 02/17/22 (e)	500	507
Total Capital SA
3.00%, 06/24/15 (e)	400	425
2.30%, 03/15/16	250	260
TransCanada Pipelines Ltd.
6.50%, 08/15/18	200	249
3.80%, 10/01/20	400	440
6.20%, 10/15/37	300	387
Transocean Inc.
4.95%, 11/15/15	500	538
6.80%, 03/15/38	150	169

See accompanying Notes to Financial Statements.

	Shares/Par (p)	Value
Valero Energy Corp.
9.38%, 03/15/19	500	657
7.50%, 04/15/32	100	116
Weatherford International Inc., 6.35%, 06/15/17	250	289
Weatherford International Ltd.
5.13%, 09/15/20 (e)	400	429
5.95%, 04/15/42 (e)	400	421
Williams Cos. Inc., 8.75%, 03/15/32	116	157
Williams Partners LP
3.80%, 02/15/15 (e)	100	105
5.25%, 03/15/20	500	562
6.30%, 04/15/40 (e)	200	237
		38,471
FINANCIALS - 9.0%
Abbey National Treasury Services Plc, 2.88%, 04/25/14	500	488
AFLAC Inc., 8.50%, 05/15/19	500	653
African Development Bank, 3.00%, 05/27/14	500	524
Allstate Corp.
6.75%, 05/15/18 (e)	300	367
7.45%, 05/16/19	300	384
5.35%, 06/01/33	75	84
5.55%, 05/09/35	100	116
American Express Co.
4.88%, 07/15/13	750	780
6.15%, 08/28/17	750	889
8.15%, 03/19/38	100	158
American Express Credit Corp.
2.75%, 09/15/15	500	522
2.80%, 09/19/16	500	522
American International Group Inc.
3.00%, 03/20/15 (e)	500	503
5.60%, 10/18/16	500	544
5.85%, 01/16/18	600	663
6.40%, 12/15/20	500	566
6.25%, 03/15/37 (e) (i)	400	370
Ameriprise Financial Inc., 7.52%, 06/01/66 (i)	250	270
Asian Development Bank
3.63%, 09/05/13 (e)	500	518
4.25%, 10/20/14	750	814
2.50%, 03/15/16	500	532
5.59%, 07/16/18	400	491
6.38%, 10/01/28	210	285
Assurant Inc., 6.75%, 02/15/34	100	110
AXA SA, 8.60%, 12/15/30	100	107
Bank of America Corp.
4.75%, 08/15/13	200	205
7.38%, 05/15/14	200	215
4.50%, 04/01/15	500	515
3.70%, 09/01/15	600	606
3.63%, 03/17/16	500	502
6.50%, 08/01/16	300	329
5.75%, 12/01/17	675	720
5.65%, 05/01/18	500	535
5.49%, 03/15/19 (e)	200	204
5.63%, 07/01/20	700	749
5.00%, 05/13/21	400	413
Bank of America NA, 6.00%, 10/15/36	250	263
Bank of New York Mellon Corp.
4.30%, 05/15/14 (a)	500	533
2.50%, 01/15/16 (a) (e)	500	518
3.55%, 09/23/21 (a)	600	638
Bank of Nova Scotia
2.38%, 12/17/13 (e)	672	688
2.05%, 10/07/15	500	511
Bank One Corp., 7.63%, 10/15/26	500	618
Barclays Bank Plc
2.38%, 01/13/14	500	501
2.75%, 02/23/15 (e)	500	503
3.90%, 04/07/15 (e)	500	518
5.13%, 01/08/20 (e)	300	326
BB&T Capital Trust I, 5.85%, 08/18/35	100	100
BB&T Capital Trust II, 6.75%, 06/07/36 (e)	150	149
BB&T Corp., 5.20%, 12/23/15	300	330
Bear Stearns Cos. Inc., 5.70%, 11/15/14	700	757
Berkshire Hathaway Finance Corp.
4.63%, 10/15/13 (e)	250	263
4.85%, 01/15/15	100	110
5.40%, 05/15/18 (e)	500	591
4.25%, 01/15/21 (e)	300	330
BlackRock Inc., 3.50%, 12/10/14	200	212
BNP Paribas, 5.00%, 01/15/21	400	411
Boeing Capital Corp., 3.25%, 10/27/14	300	318
Boston Properties LP, 5.63%, 11/15/20	200	230
Camden Property Trust, 5.00%, 06/15/15	100	108
Canadian Imperial Bank of Commerce, 1.45%, 09/13/13 (e)	300	303
Capital One Financial Corp.
2.13%, 07/15/14	600	605
6.15%, 09/01/16	250	280
Caterpillar Financial Services Corp.
1.55%, 12/20/13	450	456
6.13%, 02/17/14	500	543
4.75%, 02/17/15	100	109
2.75%, 06/24/15	200	210
1.63%, 06/01/17 (e)	400	402
2.85%, 06/01/22	400	402
Cincinnati Financial Corp.
6.92%, 05/15/28	400	468
6.13%, 11/01/34	100	109
Citigroup Inc.
6.50%, 08/19/13	1,000	1,048
6.38%, 08/12/14 (e)	460	492
5.00%, 09/15/14	400	410
6.01%, 01/15/15	500	537
2.65%, 03/02/15 (e)	1,000	1,000
4.75%, 05/19/15	500	525
5.85%, 08/02/16	250	271
4.45%, 01/10/17	700	734
6.00%, 08/15/17	250	274
6.13%, 05/15/18	400	447
8.50%, 05/22/19	550	679
4.50%, 01/14/22	500	516
6.00%, 10/31/33	50	50
5.88%, 05/29/37	500	545
8.13%, 07/15/39	600	801
CNA Financial Corp., 5.75%, 08/15/21	400	440
CommonWealth REIT, 6.25%, 08/15/16	500	528
ConocoPhillips Canada Funding Co. I, 5.63%, 10/15/16	600	709
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 3.38%, 01/19/17	500	515
Corp. Andina de Fomento, 3.75%, 01/15/16	200	208
Council Of Europe Development Bank, 1.50%, 02/22/17 (e)	500	501
Credit Suisse AG, 5.40%, 01/14/20	300	312
Credit Suisse New York
5.50%, 05/01/14	700	742
3.50%, 03/23/15	500	518
Credit Suisse USA Inc.
5.50%, 08/15/13	450	469

See accompanying Notes to Financial Statements.

	Shares/Par (p)	Value
5.13%, 08/15/15	200	218
5.85%, 08/16/16 (e)	600	679
7.13%, 07/15/32	100	130
Deutsche Bank AG London
3.45%, 03/30/15 (e)	500	518
6.00%, 09/01/17	500	571
Deutsche Bank Financial LLC, 5.38%, 03/02/15 (e)	250	260
Discover Bank, 7.00%, 04/15/20	300	349
Duke Realty LP, 7.38%, 02/15/15	150	167
ERP Operating LP
5.25%, 09/15/14	250	269
5.75%, 06/15/17 (e)	150	173
European Bank for Reconstruction & Development
2.75%, 04/20/15 (e)	500	528
2.50%, 03/15/16	200	212
European Investment Bank
1.25%, 09/17/13 (e)	500	504
1.25%, 02/14/14 (e)	500	505
3.00%, 04/08/14 (e)	500	520
1.50%, 05/15/14 (e)	500	507
4.63%, 05/15/14	850	910
3.13%, 06/04/14	1,000	1,044
1.13%, 08/15/14 (e)	500	505
2.75%, 03/23/15	700	736
1.63%, 09/01/15	600	614
4.88%, 02/16/16 (e)	550	622
2.50%, 05/16/16 (e)	500	522
2.13%, 07/15/16 (e)	1,000	1,034
1.75%, 03/15/17 (e)	500	507
5.13%, 05/30/17 (e)	500	585
4.00%, 02/16/21 (e)	500	557
Export-Import Bank of Korea
8.13%, 01/21/14	500	546
5.13%, 03/16/15	200	216
5.00%, 04/11/22	600	665
Fidelity National Financial Inc., 6.60%, 05/15/17	400	432
Ford Motor Credit Co. LLC
7.00%, 10/01/13	300	320
8.70%, 10/01/14	300	342
2.75%, 05/15/15	600	605
4.25%, 02/03/17	300	314
3.00%, 06/12/17	300	298
5.00%, 05/15/18	300	319
5.88%, 08/02/21	600	668
Franklin Resources Inc., 3.13%, 05/20/15	300	315
General Electric Capital Corp.
1.88%, 09/16/13	500	505
2.15%, 01/09/15 (e)	700	712
3.50%, 06/29/15 (e)	500	527
5.00%, 01/08/16	300	331
2.95%, 05/09/16 (e)	400	413
2.30%, 04/27/17	500	503
5.63%, 09/15/17	1,100	1,262
5.50%, 01/08/20	700	801
4.38%, 09/16/20	550	595
4.63%, 01/07/21	400	440
6.75%, 03/15/32 (e)	850	1,052
5.88%, 01/14/38	900	1,033
Genworth Financial Inc., 7.70%, 06/15/20	350	345
Goldman Sachs Group Inc.
4.75%, 07/15/13	275	283
6.00%, 05/01/14	500	528
5.13%, 01/15/15	700	731
3.63%, 02/07/16	600	600
5.75%, 10/01/16	250	267
6.25%, 09/01/17	200	217
5.95%, 01/18/18	300	321
6.15%, 04/01/18	300	325
7.50%, 02/15/19	600	684
5.38%, 03/15/20	400	412
5.25%, 07/27/21	500	508
5.75%, 01/24/22	500	528
5.95%, 01/15/27	250	248
6.13%, 02/15/33	850	873
Hartford Financial Services Group Inc.
5.38%, 03/15/17	500	532
6.10%, 10/01/41	75	73
HCP Inc.
2.70%, 02/01/14	700	711
6.00%, 01/30/17	150	168
5.38%, 02/01/21	300	332
Health Care REIT Inc., 6.13%, 04/15/20 (e)	400	445
Hospitality Properties Trust, 5.63%, 03/15/17	500	532
HSBC Bank USA
4.88%, 08/24/20	300	309
7.00%, 01/15/39	340	398
HSBC Finance Capital Trust IX, 5.91%, 11/30/35 (i)	250	235
HSBC Finance Corp., 4.75%, 07/15/13 (e)	600	619
HSBC Holdings Plc
5.10%, 04/05/21	500	558
4.00%, 03/30/22	500	519
7.63%, 05/17/32	150	174
6.10%, 01/14/42	600	735
HSBC USA Inc., 2.38%, 02/13/15	500	506
Inter-American Development Bank
3.50%, 07/08/13	500	515
4.50%, 09/15/14 (e)	500	542
5.13%, 09/13/16	250	294
1.13%, 03/15/17	500	505
3.88%, 02/14/20 (e)	700	819
International Bank for Reconstruction & Development
1.75%, 07/15/13	750	760
0.65%, 11/29/13	400	400
1.13%, 08/25/14 (e)	1,000	1,012
2.38%, 05/26/15	200	211
2.13%, 03/15/16	500	526
1.00%, 09/15/16	1,000	1,008
7.63%, 01/19/23	300	448
International Finance Corp.
2.75%, 04/20/15	200	212
2.13%, 11/17/17 (e)	500	526
International Lease Finance Corp., 3.00%, 04/22/14	500	522
Jefferies Group Inc.
5.13%, 04/13/18	500	485
6.45%, 06/08/27	100	95
6.25%, 01/15/36	500	450
Jefferson-Pilot Corp., 4.75%, 01/30/14	400	416
John Deere Capital Corp.
2.25%, 06/07/16	400	415
3.90%, 07/12/21	500	552
JPMorgan Chase & Co.
5.38%, 01/15/14 (e)	500	530
2.05%, 01/24/14 (e)	300	303
4.75%, 03/01/15	250	268
1.88%, 03/20/15	500	500
5.15%, 10/01/15	250	268

See accompanying Notes to Financial Statements.

	Shares/Par (p)	Value
3.45%, 03/01/16	800	829
6.40%, 10/02/17	500	577
6.00%, 01/15/18	1,000	1,148
6.30%, 04/23/19	500	584
4.40%, 07/22/20	600	633
4.50%, 01/24/22 (e)	600	646
5.60%, 07/15/41	500	567
JPMorgan Chase Bank NA, 6.00%, 10/01/17	500	560
JPMorgan Chase Capital XXV, 6.80%, 10/01/37	600	600
KeyBank NA, 5.80%, 07/01/14	400	429
KeyCorp
3.75%, 08/13/15	500	529
5.10%, 03/24/21	500	558
Korea Development Bank, 3.25%, 03/09/16	300	310
Kreditanstalt fuer Wiederaufbau
1.38%, 07/15/13 (e)	500	505
1.38%, 01/13/14	500	507
3.50%, 03/10/14	1,000	1,050
4.13%, 10/15/14 (e)	650	699
2.63%, 03/03/15 (e)	1,000	1,051
0.63%, 04/24/15 (e)	1,000	1,000
2.63%, 02/16/16 (e)	1,000	1,062
4.88%, 01/17/17	500	583
1.25%, 02/15/17 (e)	1,000	1,011
4.38%, 03/15/18 (e)	500	581
4.88%, 06/17/19	500	601
4.00%, 01/27/20	300	343
2.75%, 09/08/20	500	523
0.00%,06/29/37 (j)	500	226
Landwirtschaftliche Rentenbank
3.13%, 07/15/15	300	320
2.50%, 02/15/16 (e)	1,000	1,054
5.13%, 02/01/17 (e)	500	586
Lincoln National Corp., 8.75%, 07/01/19	500	630
Lloyds TSB Bank Plc, 6.38%, 01/21/21	500	567
Marsh & McLennan Cos. Inc., 5.75%, 09/15/15	20	22
Merrill Lynch & Co. Inc.
5.00%, 01/15/15	550	569
6.05%, 05/16/16	250	258
5.70%, 05/02/17	500	515
6.88%, 04/25/18	800	895
7.75%, 05/14/38	400	456
MetLife Inc.
5.00%, 11/24/13	100	106
6.75%, 06/01/16	500	586
7.72%, 02/15/19 (e)	500	633
5.70%, 06/15/35 (e)	100	119
6.40%, 12/15/36 (e) (i)	100	98
Morgan Stanley
4.75%, 04/01/14 (e)	450	454
6.00%, 05/13/14	500	518
4.20%, 11/20/14 (e)	500	499
5.38%, 10/15/15	500	511
5.45%, 01/09/17	850	858
4.75%, 03/22/17 (e)	500	499
6.63%, 04/01/18	500	523
7.30%, 05/13/19	300	324
5.50%, 01/26/20	500	490
5.50%, 07/24/20	500	489
5.75%, 01/25/21	400	394
7.25%, 04/01/32	387	411
Murray Street Investment Trust I, 4.65%, 03/09/17 (k)	500	501
National Rural Utilities Cooperative Finance Corp.
10.38%, 11/01/18	200	290
8.00%, 03/01/32	450	661
Nomura Holdings Inc, 6.70%, 03/04/20	400	443
Northern Trust Corp., 3.45%, 11/04/20 (e)	300	322
PNC Funding Corp.
5.25%, 11/15/15	250	275
5.63%, 02/01/17	600	668
6.70%, 06/10/19	500	622
Principal Life Income Funding Trusts, 5.10%, 04/15/14	150	160
ProLogis Inc.
6.25%, 03/15/17	400	455
7.38%, 10/30/19	400	485
ProLogis LP, 7.63%, 08/15/14 (e)	300	330
Prudential Financial Inc.
4.75%, 09/17/15	500	538
5.38%, 06/21/20 (e)	200	221
5.75%, 07/15/33 (e)	400	415
5.70%, 12/14/36	250	256
6.63%, 06/21/40	200	228
5.80%, 11/16/41	300	314
Rabobank Nederland NV
2.13%, 10/13/15	500	502
3.88%, 02/08/22	500	509
Realty Income Corp.
6.75%, 08/15/19	150	177
5.88%, 03/15/35	300	326
Royal Bank of Canada
2.10%, 07/29/13	200	203
2.88%, 04/19/16	500	526
Royal Bank of Scotland Plc
3.25%, 01/11/14	300	301
4.88%, 03/16/15	300	310
3.95%, 09/21/15	500	509
6.40%, 10/21/19	200	213
6.13%, 01/11/21	300	333
Simon Property Group LP
5.75%, 12/01/15	400	447
5.25%, 12/01/16	250	281
2.80%, 01/30/17 (e)	600	618
3.38%, 03/15/22	400	402
6.75%, 02/01/40	100	124
SLM Corp.
5.00%, 10/01/13	520	536
5.05%, 11/14/14	250	257
8.00%, 03/25/20	100	110
SunTrust Banks Inc., 3.60%, 04/15/16	500	519
Teco Finance Inc., 5.15%, 03/15/20	200	229
Toronto-Dominion Bank, 1.38%, 07/14/14 (e)	500	506
Toyota Motor Credit Corp.
3.20%, 06/17/15	500	531
4.25%, 01/11/21 (e)	400	448
Transatlantic Holdings Inc., 5.75%, 12/14/15 (e)	200	216
Travelers Cos. Inc., 6.25%, 06/15/37	150	194
Travelers Property Casualty Corp., 6.38%, 03/15/33	400	513
UBS AG
3.88%, 01/15/15	500	517
5.88%, 07/15/16	250	263
5.88%, 12/20/17	250	279
4.88%, 08/04/20	500	534
Union Bank NA, 5.95%, 05/11/16	500	559
US Bancorp
1.38%, 09/13/13	580	585
4.20%, 05/15/14	400	426
2.45%, 07/27/15	400	415

See accompanying Notes to Financial Statements.

	Shares/Par (p)	Value
4.13%, 05/24/21	400	448
US BanCorp., 1.65%, 05/15/17	800	806
Validus Holding Ltd., 8.88%, 01/26/40	500	560
Ventas Realty LP, 4.25%, 03/01/22 (e)	500	503
Wachovia Bank NA
6.00%, 11/15/17	250	291
5.85%, 02/01/37	250	289
6.60%, 01/15/38	300	379
Wachovia Corp.
5.25%, 08/01/14	250	267
5.63%, 10/15/16	500	564
Wells Fargo & Co.
5.00%, 11/15/14 (e)	200	214
3.68%, 06/15/16 (k)	600	639
2.10%, 05/08/17 (e)	400	401
4.60%, 04/01/21	500	558
Westpac Banking Corp., 4.20%, 02/27/15	500	531
		154,343
HEALTH CARE - 1.7%
Abbott Laboratories
5.88%, 05/15/16	650	766
6.00%, 04/01/39	550	729
Aetna Inc.
4.13%, 06/01/21 (e)	500	550
6.63%, 06/15/36	150	192
Amgen Inc.
1.88%, 11/15/14	400	406
2.50%, 11/15/16 (e)	400	416
5.85%, 06/01/17	600	707
4.10%, 06/15/21	600	644
6.38%, 06/01/37	400	475
5.15%, 11/15/41	400	417
AstraZeneca Plc
5.90%, 09/15/17 (e)	250	300
6.45%, 09/15/37	550	745
Baxter International Inc.
4.00%, 03/01/14	300	316
4.63%, 03/15/15	75	82
4.25%, 03/15/20	200	226
Becton Dickinson and Co., 3.25%, 11/12/20	300	316
Boston Scientific Corp.
6.25%, 11/15/15 (l)	300	336
7.38%, 01/15/40	300	408
Bristol-Myers Squibb Co.
5.45%, 05/01/18	150	180
5.88%, 11/15/36	67	87
Celgene Corp., 3.95%, 10/15/20	300	315
Covidien International Finance SA, 6.00%, 10/15/17 (e)	300	363
Eli Lilly & Co.
5.20%, 03/15/17	900	1,055
5.55%, 03/15/37	100	128
Express Scripts Inc.
6.25%, 06/15/14	300	328
3.13%, 05/15/16	300	312
7.25%, 06/15/19	500	629
Genentech Inc.
4.75%, 07/15/15	550	608
5.25%, 07/15/35 (e)	250	294
Gilead Sciences Inc., 4.40%, 12/01/21	500	552
GlaxoSmithKline Capital Inc.
4.38%, 04/15/14	150	160
5.65%, 05/15/18	500	604
5.38%, 04/15/34	150	182
GlaxoSmithKline Capital Plc
0.75%, 05/08/15 (e)	400	400
2.85%, 05/08/22	500	509
Hospira Inc., 6.05%, 03/30/17	200	226
Humana Inc., 7.20%, 06/15/18 (l)	500	601
Johnson & Johnson
3.55%, 05/15/21	350	393
5.95%, 08/15/37	500	697
4.85%, 05/15/41 (e)	350	431
McKesson Corp., 5.70%, 03/01/17 (e)	100	117
Medco Health Solutions Inc., 7.13%, 03/15/18 (l)	500	617
Medtronic Inc.
3.00%, 03/15/15 (e)	600	637
4.45%, 03/15/20	400	459
Merck & Co. Inc.
4.75%, 03/01/15 (e)	250	276
6.00%, 09/15/17	250	306
6.50%, 12/01/33 (l)	350	496
6.55%, 09/15/37	300	429
Novartis AG, 5.13%, 02/10/19	500	596
Novartis Capital Corp., 4.13%, 02/10/14	500	528
Pfizer Inc.
5.35%, 03/15/15	700	783
6.20%, 03/15/19	500	627
Pharmacia Corp., 6.60%, 12/01/28	50	68
Quest Diagnostic Inc., 4.70%, 04/01/21	500	557
Sanofi-Aventis SA, 2.63%, 03/29/16	500	525
Teva Pharmaceutical Finance LLC, 6.15%, 02/01/36	150	195
Thermo Fisher Scientific Inc.
2.05%, 02/21/14	400	409
5.00%, 06/01/15	200	223
3.20%, 03/01/16	300	321
UnitedHealth Group Inc.
5.38%, 03/15/16 (e)	250	287
6.00%, 02/15/18	150	181
4.70%, 02/15/21 (e)	400	461
5.80%, 03/15/36	150	185
5.95%, 02/15/41	450	577
WellPoint Inc.
5.25%, 01/15/16	300	335
4.35%, 08/15/20	200	220
5.85%, 01/15/36	100	118
5.80%, 08/15/40	200	239
Wyeth
5.50%, 02/15/16 (e)	500	579
5.95%, 04/01/37	250	328
		28,764
INDUSTRIALS - 1.1%
3M Co., 5.70%, 03/15/37	150	204
Boeing Co., 4.88%, 02/15/20	500	600
Burlington Northern Santa Fe Corp.
4.70%, 10/01/19	300	337
6.15%, 05/01/37	100	123
5.75%, 05/01/40	400	477
Burlington Northern Santa Fe LLC, 4.10%, 06/01/21	300	329
Canadian National Railway Co.
1.45%, 12/15/16 (e)	400	402
5.55%, 03/01/19	400	487
Caterpillar Inc.
7.90%, 12/15/18	500	674
7.30%, 05/01/31	92	133

See accompanying Notes to Financial Statements.

	Shares/Par (p)	Value
CSX Corp.
7.38%, 02/01/19	300	383
6.00%, 10/01/36	200	238
6.22%, 04/30/40	500	617
Dover Corp., 5.38%, 03/01/41	500	615
Emerson Electric Co., 5.00%, 12/15/14	100	110
GATX Corp., 4.75%, 06/15/22	350	354
Honeywell International Inc.
5.00%, 02/15/19	500	595
5.38%, 03/01/41 (e)	300	381
Ingersoll-Rand Global Holding Co. Ltd., 6.88%, 08/15/18	200	244
Koninklijke Philips Electronics NV, 5.75%, 03/11/18	350	414
L-3 Communications Corp., 4.95%, 02/15/21	500	541
Lockheed Martin Corp.
3.35%, 09/15/21	600	620
6.15%, 09/01/36	675	845
5.72%, 06/01/40	200	240
Norfolk Southern Corp.
5.90%, 06/15/19	300	366
3.25%, 12/01/21	400	414
7.25%, 02/15/31	62	86
4.84%, 10/01/41 (e)	624	689
Northrop Grumman Systems Corp., 5.05%, 08/01/19	210	242
PACCAR Inc., 6.88%, 02/15/14	200	219
Pitney Bowes Inc., 5.75%, 09/15/17 (e)	500	522
Raytheon Co., 3.13%, 10/15/20	500	525
Republic Services Inc.
5.00%, 03/01/20 (e)	300	340
6.20%, 03/01/40	430	517
Ryder System Inc., 3.15%, 03/02/15	500	516
Tyco International Finance SA, 4.63%, 01/15/23 (e)	200	239
Tyco International Group SA, 6.00%, 11/15/13	500	537
Union Pacific Corp.
4.16%, 07/15/22	655	730
6.63%, 02/01/29	25	33
5.78%, 07/15/40 (e)	300	373
United Parcel Service Inc.
3.13%, 01/15/21	500	535
6.20%, 01/15/38	350	481
United Technologies Corp.
4.88%, 05/01/15	300	332
1.80%, 06/01/17	300	306
6.13%, 02/01/19	250	310
3.10%, 06/01/22	300	314
6.70%, 08/01/28	50	66
5.70%, 04/15/40	500	634
Waste Management Inc., 6.10%, 03/15/18	200	237
		19,526
INFORMATION TECHNOLOGY - 0.9%
Adobe Systems Inc., 4.75%, 02/01/20	300	335
Agilent Technologies Inc., 5.00%, 07/15/20	200	227
Amphenol Corp., 4.75%, 11/15/14	350	377
Cisco Systems Inc.
1.63%, 03/14/14	500	509
5.50%, 02/22/16	750	870
4.45%, 01/15/20	650	750
5.90%, 02/15/39	250	322
Corning Inc., 4.75%, 03/15/42	400	419
Dell Inc., 5.40%, 09/10/40 (e)	200	210
EnCana Corp., 6.50%, 02/01/38 (e)	300	330
Google Inc.
1.25%, 05/19/14	500	508
2.13%, 05/19/16	500	522
Harris Corp., 4.40%, 12/15/20	500	538
Hewlett-Packard Co.
6.13%, 03/01/14	400	429
2.13%, 09/13/15 (e)	300	303
3.30%, 12/09/16	500	523
4.30%, 06/01/21	600	618
Intel Corp., 1.95%, 10/01/16	500	518
International Business Machines Corp.
1.00%, 08/05/13	500	503
0.88%, 10/31/14 (e)	500	502
5.70%, 09/14/17	600	721
6.50%, 01/15/28	200	270
5.60%, 11/30/39	330	430
Juniper Networks Inc., 3.10%, 03/15/16	500	519
Microsoft Corp.
1.63%, 09/25/15	200	207
3.00%, 10/01/20	300	326
5.30%, 02/08/41	550	704
Oracle Corp.
5.75%, 04/15/18	350	425
3.88%, 07/15/20 (e)	300	336
6.13%, 07/08/39	300	392
5.38%, 07/15/40	500	613
Western Union Co., 5.25%, 04/01/20 (e)	500	575
Xerox Corp.
6.35%, 05/15/18 (e)	500	583
4.50%, 05/15/21 (e)	400	415
		15,829
MATERIALS - 1.2%
Agrium Inc., 7.13%, 05/23/36	300	393
Air Products & Chemicals Inc., 4.38%, 08/21/19 (e)	400	456
Airgas Inc., 2.95%, 06/15/16	500	519
Alcoa Inc.
5.55%, 02/01/17 (e)	200	218
6.75%, 07/15/18 (e)	300	339
5.40%, 04/15/21 (e)	400	398
ArcelorMittal
9.85%, 06/01/19 (e)	500	595
7.00%, 10/15/39 (l)	200	194
Barrick Gold Corp.
2.90%, 05/30/16	600	629
6.95%, 04/01/19	350	435
5.95%, 10/15/39	300	344
BHP Billiton Finance USA Ltd.
5.50%, 04/01/14	500	542
5.25%, 12/15/15	90	103
1.63%, 02/24/17 (e)	500	503
5.40%, 03/29/17	200	234
3.25%, 11/21/21	430	449
4.13%, 02/24/42	500	514
CRH America Inc., 6.00%, 09/30/16	250	274
Dow Chemical Co.
7.60%, 05/15/14 (l)	250	278
2.50%, 02/15/16 (e)	500	514
8.55%, 05/15/19 (l)	197	262
4.13%, 11/15/21 (e)	400	429
7.38%, 11/01/29	200	268
5.25%, 11/15/41 (e)	400	442
E.I. du Pont de Nemours & Co.
1.75%, 03/25/14	300	306
2.75%, 04/01/16	300	319

See accompanying Notes to Financial Statements.

	Shares/Par (p)	Value
4.25%, 04/01/21 (e)	300	343
4.90%, 01/15/41	300	350
Eastman Chemical Co., 3.00%, 12/15/15	500	518
Ecolab Inc., 5.50%, 12/08/41	500	600
Freeport-McMoRan Copper & Gold Inc., 3.55%, 03/01/22	500	492
Georgia-Pacific LLC, 8.00%, 01/15/24	500	668
International Paper Co.
7.95%, 06/15/18	150	189
8.70%, 06/15/38	300	423
Newmont Mining Corp.
3.50%, 03/15/22 (e)	500	494
5.88%, 04/01/35	50	54
6.25%, 10/01/39	400	455
Plum Creek Timberlands LP, 4.70%, 03/15/21	400	416
Potash Corp. of Saskatchewan Inc., 5.25%, 05/15/14	500	537
PPG Industries Inc., 3.60%, 11/15/20	400	423
Praxair Inc., 5.38%, 11/01/16	500	586
Rio Tinto Alcan Inc., 5.20%, 01/15/14	500	529
Rio Tinto Finance USA Ltd.
1.88%, 11/02/15 (e)	250	256
3.50%, 11/02/20 (e)	400	426
3.75%, 09/20/21	600	644
Rio Tinto Finance USA Plc, 4.75%, 03/22/42 (e)	400	448
RPM International Inc., 6.13%, 10/15/19	200	229
Southern Copper Corp., 7.50%, 07/27/35	150	172
Teck Resources Ltd.
3.00%, 03/01/19 (e)	400	397
10.75%, 05/15/19	100	120
5.20%, 03/01/42 (e)	400	383
Vale Overseas Ltd.
6.25%, 01/11/16	100	112
6.25%, 01/23/17	150	171
4.63%, 09/15/20	500	523
8.25%, 01/17/34	200	255
6.88%, 11/21/36	200	232
		21,402
TELECOMMUNICATION SERVICES - 1.3%
America Movil SAB de CV
3.63%, 03/30/15	200	213
5.00%, 03/30/20	200	227
6.38%, 03/01/35	200	248
6.13%, 03/30/40	300	369
AT&T Corp., 8.00%, 11/15/31 (l)	17	25
AT&T Inc.
2.50%, 08/15/15	800	833
2.40%, 08/15/16	600	623
1.60%, 02/15/17	500	501
5.80%, 02/15/19	500	610
4.45%, 05/15/21	500	566
6.15%, 09/15/34 (e)	350	422
6.50%, 09/01/37	500	636
6.30%, 01/15/38	300	374
6.55%, 02/15/39	250	322
BellSouth Capital Funding Corp., 7.88%, 02/15/30	100	130
BellSouth Corp., 5.20%, 09/15/14	570	620
British Telecommunications Plc, 9.63%, 12/15/30 (l)	550	827
CenturyLink Inc.
6.00%, 04/01/17 (e)	250	266
5.80%, 03/15/22	500	498
Deutsche Telekom International Finance BV
5.25%, 07/22/13 (e)	200	209
5.75%, 03/23/16	250	280
8.75%, 06/15/30 (l)	300	416
Embarq Corp.
7.08%, 06/01/16	300	343
8.00%, 06/01/36	500	522
France Telecom SA
4.38%, 07/08/14	400	420
8.50%, 03/01/31 (l)	250	351
GTE Corp.
6.84%, 04/15/18	250	306
6.94%, 04/15/28	50	63
Pacific Bell Telephone Co., 7.13%, 03/15/26	500	660
Qwest Communications International Inc., 8.00%, 10/01/15	300	316
Qwest Corp., 7.25%, 09/15/25	110	121
Rogers Communications Inc., 6.80%, 08/15/18	500	617
Southwestern Bell Telephone LP, 7.00%, 07/01/15	100	116
Telecom Italia Capital SA
5.25%, 11/15/13 (e)	500	501
6.18%, 06/18/14	300	302
4.95%, 09/30/14	100	99
5.25%, 10/01/15	200	198
6.38%, 11/15/33	350	275
6.00%, 09/30/34	100	77
Telefonica Emisiones SAU
3.73%, 04/27/15	100	91
3.99%, 02/16/16	400	358
5.13%, 04/27/20	700	603
Telefonica Europe BV, 8.25%, 09/15/30	200	193
Verizon Communications Inc.
5.55%, 02/15/16	200	230
8.75%, 11/01/18	350	481
6.35%, 04/01/19	500	623
6.90%, 04/15/38	300	413
8.95%, 03/01/39	500	824
6.00%, 04/01/41	600	761
Verizon Florida LLC, 6.86%, 02/01/28	200	233
Verizon Wireless Capital LLC
7.38%, 11/15/13	750	814
8.50%, 11/15/18	150	205
Vodafone Group Plc
5.00%, 12/16/13	150	159
5.38%, 01/30/15	500	553
5.63%, 02/27/17	200	234
7.88%, 02/15/30	200	283
6.15%, 02/27/37	300	383
		21,943
UTILITIES - 1.8%
Alabama Power Co., 6.00%, 03/01/39	250	329
Appalachian Power Co., 6.70%, 08/15/37	500	637
Arizona Public Service Co., 4.50%, 04/01/42	400	413
Cleveland Electric Illuminating Co., 5.95%, 12/15/36	500	565
Consolidated Edison Co. of New York Inc.
5.30%, 03/01/35	250	298
5.85%, 03/15/36	300	384
5.70%, 06/15/40	100	128
Constellation Energy Group Inc., 7.60%, 04/01/32	150	200
Consumers Energy Co., 5.50%, 08/15/16	25	29
Detroit Edison Co., 5.60%, 06/15/18	250	301

See accompanying Notes to Financial Statements.

	Shares/Par (p)	Value
Dominion Resources Inc.
1.80%, 03/15/14	400	406
8.88%, 01/15/19 (e)	350	476
4.45%, 03/15/21 (e)	400	455
7.00%, 06/15/38	200	278
4.90%, 08/01/41 (e)	500	565
Duke Energy Carolinas LLC
5.30%, 10/01/15	200	227
7.00%, 11/15/18	100	130
5.30%, 02/15/40	300	370
Duke Energy Corp., 6.30%, 02/01/14	200	216
Duke Energy Indiana Inc., 6.12%, 10/15/35	500	599
Edison International, 3.75%, 09/15/17	300	316
Enersis SA, 7.40%, 12/01/16	150	176
Entergy Arkansas Inc., 3.75%, 02/15/21 (e)	400	419
Entergy Corp.
3.63%, 09/15/15 (l)	300	308
5.13%, 09/15/20 (e) (l)	500	519
Exelon Corp., 4.90%, 06/15/15	200	217
Exelon Generation Co. LLC
5.35%, 01/15/14	150	159
6.20%, 10/01/17	200	231
5.20%, 10/01/19	200	219
6.25%, 10/01/39	800	867
First Energy Solutions Corp., 6.80%, 08/15/39	200	210
Florida Power & Light Co.
5.63%, 04/01/34	100	125
4.95%, 06/01/35	300	352
5.13%, 06/01/41	400	488
Florida Power Corp.
5.65%, 06/15/18	350	422
4.55%, 04/01/20	300	345
6.40%, 06/15/38	300	409
FPL Group Capital Inc., 6.00%, 03/01/19	100	117
Georgia Power Co.
1.30%, 09/15/13	500	504
3.00%, 04/15/16	500	535
4.25%, 12/01/19 (e)	300	341
Great Plains Energy Inc., 4.85%, 06/01/21	250	268
Iberdrola USA Inc, 6.75%, 07/15/36	150	141
Kentucky Utilities Co., 5.13%, 11/01/40	300	362
LG&E and KU Energy LLC, 3.75%, 11/15/20	300	307
MidAmerican Energy Co.
6.75%, 12/30/31	50	66
6.13%, 04/01/36	350	438
National Grid Plc, 6.30%, 08/01/16	150	173
Nevada Power Co., 7.13%, 03/15/19 (e)	250	319
NiSource Finance Corp.
5.40%, 07/15/14	75	81
6.80%, 01/15/19	300	360
4.45%, 12/01/21	400	420
5.95%, 06/15/41 (e)	250	279
Northern States Power Co., 5.25%, 03/01/18	350	417
Ohio Power Co., 6.00%, 06/01/16	500	579
Oncor Electric Delivery Co. LLC
6.38%, 01/15/15	150	166
7.00%, 09/01/22	150	182
5.25%, 09/30/40	200	207
Oneok Inc., 5.20%, 06/15/15	500	543
Pacific Gas & Electric Co.
4.80%, 03/01/14	250	266
6.05%, 03/01/34	500	630
4.45%, 04/15/42	400	420
PacifiCorp
5.75%, 04/01/37	150	189
6.25%, 10/15/37	500	672
Panhandle Eastern Pipeline Co. LP, 6.20%, 11/01/17 (e)	500	572
PPL Corp., 5.70%, 10/15/15	440	477
Progress Energy Inc., 7.75%, 03/01/31	650	914
PSEG Power LLC
2.75%, 09/15/16	500	509
8.63%, 04/15/31	75	108
Public Service Electric & Gas Co., 5.50%, 03/01/40 (e)	200	254
Puget Sound Energy Inc.
5.76%, 10/01/39	200	258
4.43%, 11/15/41	500	546
San Diego Gas & Electric Co., 5.35%, 05/15/40	200	257
Scottish Power Ltd., 5.38%, 03/15/15	50	52
Sempra Energy
2.00%, 03/15/14	500	508
9.80%, 02/15/19 (e)	300	416
South Carolina Electric & Gas Co., 6.05%, 01/15/38	400	518
Southern California Edison Co.
6.00%, 01/15/34	75	99
5.95%, 02/01/38	400	527
Southwestern Electric Power Co.
6.45%, 01/15/19	300	362
6.20%, 03/15/40	200	246
Toledo Edison Co., 7.25%, 05/01/20	300	384
TransAlta Corp., 6.50%, 03/15/40	300	296
Union Electric Co., 6.40%, 06/15/17	100	120
Veolia Environnement, 6.00%, 06/01/18 (e)	200	221
Virginia Electric & Power Co., 5.95%, 09/15/17	250	304
Xcel Energy Inc., 4.80%, 09/15/41 (e)	500	560
		30,278
Total Corporate Bonds and Notes (cost $365,856)		391,437

GOVERNMENT AND AGENCY OBLIGATIONS - 74.4%
GOVERNMENT SECURITIES - 41.8%
Federal Farm Credit Bank - 0.0% (w)
Federal Farm Credit Bank, 3.88%, 10/07/13	500	522
Federal Home Loan Bank - 0.4% (w)
Federal Home Loan Bank
4.50%, 09/16/13	965	1,014
3.63%, 10/18/13	1,000	1,042
0.88%, 12/27/13	1,000	1,008
5.25%, 06/18/14	1,075	1,178
5.00%, 12/21/15	500	575
5.38%, 05/18/16	500	589
4.75%, 12/16/16	300	351
4.88%, 05/17/17	900	1,074
5.50%, 07/15/36	400	540
		7,371
Federal Home Loan Mortgage Corp. - 1.3% (w)
Federal Home Loan Mortgage Corp.
4.50%, 07/15/13 - 04/02/14	2,052	2,164
4.13%, 09/27/13	1,149	1,203
4.88%, 11/15/13 - 06/13/18	1,500	1,743
1.38%, 02/25/14	1,385	1,408
2.50%, 04/23/14	1,000	1,039
5.00%, 07/15/14	1,000	1,093
3.00%, 07/28/14	900	947
1.00%, 08/27/14	1,000	1,014
1.27%, 01/26/15	750	750
5.05%, 01/26/15	100	112
2.88%, 02/09/15	1,000	1,062
2.75%, 03/13/15	950	1,007

See accompanying Notes to Financial Statements.

	Shares/Par (p)	Value
4.38%, 07/17/15	300	335
1.75%, 09/10/15	1,000	1,037
4.75%, 01/19/16	1,206	1,379
5.25%, 04/18/16	1,000	1,170
1.50%, 09/21/16	750	752
5.13%, 10/18/16	620	730
5.50%, 08/23/17	900	1,103
3.75%, 03/27/19	980	1,132
6.75%, 09/15/29 - 03/15/31	180	275
6.25%, 07/15/32	600	893
		22,348
Federal National Mortgage Association - 1.3% (w)
Federal National Mortgage Association
1.25%, 08/20/13	689	696
1.00%, 09/20/13 - 09/23/13	2,000	2,013
4.63%, 10/15/13 - 10/15/14	1,050	1,131
0.75%, 12/18/13 (e)	1,093	1,100
2.75%, 02/05/14 - 03/13/14	2,176	2,263
2.50%, 05/15/14	675	702
1.13%, 06/27/14	1,000	1,015
1.50%, 09/08/14	500	510
2.63%, 11/20/14	1,000	1,053
5.00%, 04/15/15 - 09/01/35	3,274	3,806
4.38%, 10/15/15	390	438
1.63%, 10/26/15	1,383	1,433
4.88%, 12/15/16	500	587
3.14%, 06/01/17	1,085	1,025
6.25%, 05/15/29	471	678
7.13%, 01/15/30	495	776
7.25%, 05/15/30	540	862
6.63%, 11/15/30	631	957
6.00%, 04/18/36	300	350
Federal National Mortgage Association Principal Only, 0.00%, 10/09/19 (j)	680	551
		21,946
Municipals - 1.2%
American Municipal Power-Ohio Inc., 7.50%, 02/15/50	400	536
Bay Area Toll Authority, 6.26%, 04/01/49	200	267
Chicago Transit Authority, 6.90%, 12/01/40	500	595
City of New York
5.97%, 03/01/36	430	529
5.52%, 10/01/37	100	118
Commonwealth of Massachusetts, Ad Valorem Property Tax, GO, 4.91%, 05/01/29	300	349
Cook County, Illinois, 6.23%, 11/15/34	500	551
Dallas Area Rapid Transit, 5.02%, 12/01/48	400	486
Dallas Convention Center Hotel Development Corp., 7.09%, 01/01/42	200	237
Dallas County Hospital District, 5.62%, 08/15/44	300	381
Dallas Independent School District, 6.45%, 02/15/35	300	364
Government Development Bank for Puerto Rico
3.67%, 05/01/14	500	509
4.70%, 05/01/16	500	519
Indianapolis Local Public Improvement Bond Bank, 6.12%, 01/15/40	295	380
Los Angeles Department of Water & Power
5.72%, 07/01/39	245	304
6.57%, 07/01/45	400	576
Los Angeles Unified School District, 5.75%, 07/01/34	300	352
Los Angeles Unified School District, Ad Valorem Property Tax, GO, 5.76%, 07/01/29	200	232
Metropolitan Transportation Authority, Transit Revenue, RB
6.55%, 11/15/31	200	246
6.65%, 11/15/39	490	618
Municipal Electric Authority of Georgia, 7.06%, 04/01/57	400	423
New Jersey Economic Development Authority (insured by National Public Finance Guarantee Corp), 7.43%, 02/15/29	200	245
New Jersey State Turnpike Authority, 7.10%, 01/01/41	500	705
New Jersey State Turnpike Authority (insured by AMBAC Assurance Corp.), 4.25%, 01/01/16	75	78
New Jersey State Turnpike Authority (Prerefunded at 01/01/15, insured by AMBAC Assurance Corp.), 4.25%, 01/01/16	5	5
New York City Municipal Water Finance Authority, 6.01%, 06/15/42	335	444
New York City Transitional Finance Authority, 5.51%, 08/01/37	500	607
New York Dormitory Authority, RB, 5.60%, 03/15/40	200	254
New York, NJ, Port Authority Revenue, 6.04%, 12/01/29	200	256
Ohio State University, College & University Revenue, 4.91%, 06/01/40	400	480
Oregon State Department of Transportation, 5.83%, 11/15/34	300	385
Southern California Public Power Authority (insured by Federal Agriculture Mortgage Corp.), 6.93%, 05/15/17	350	440
State of California
5.25%, 04/01/14	300	322
5.75%, 03/01/17	500	578
7.63%, 03/01/40	800	1,034
7.60%, 11/01/40	800	1,040
State of California Various Purpose Bond, 7.50%, 04/01/34	500	625
State of Connecticut, 5.09%, 10/01/30	250	283
State of Connecticut, Ad Valorem Property Tax, GO, 5.85%, 03/15/32	200	251
State of Georgia, GO, 4.50%, 11/01/25	300	344
State of Illinois
4.07%, 01/01/14	600	619
4.96%, 03/01/16	500	538
5.10%, 06/01/33	700	662
State of Illinois, Transit Improvements, GO, 7.35%, 07/01/35	400	465
State of Texas
5.52%, 04/01/39	465	605
4.68%, 04/01/40	400	468
University of California, 6.55%, 05/15/48	300	393
		20,698
Sovereign - 1.7%
Brazilian Government International Bond
7.88%, 03/07/15	565	660
6.00%, 01/17/17	500	589
5.88%, 01/15/19	700	845
10.13%, 05/15/27	235	401
7.13%, 01/20/37	655	945
11.00%, 08/17/40	300	387
Canadian Government Bond, 2.38%, 09/10/14	500	522
Colombia Government International Bond, 8.13%, 05/21/24 (e)	400	581

See accompanying Notes to Financial Statements.

	Shares/Par (p)	Value
Export Development Canada
1.50%, 05/15/14 (e)	400	408
2.25%, 05/28/15	200	210
Federal Republic of Brazil, 12.25%, 03/06/30	220	435
Hydro Quebec
7.50%, 04/01/16	100	122
9.40%, 02/01/21	250	375
Israel Government Aid Bond, 5.50%, 04/26/24	142	187
Israel Government International Bond
4.00%, 06/30/22 (e)	500	517
7.25%, 12/15/28	200	242
Italy Government International Bond
4.50%, 01/21/15 (e)	1,000	1,008
6.88%, 09/27/23 (e)	450	456
5.38%, 06/15/33	500	441
Japan Finance Corp.
2.88%, 02/02/15 (e)	500	526
2.50%, 05/18/16	500	528
Japan Finance Organization for Municipalities, 4.00%, 01/13/21	500	571
Mexico Government International Bond
5.88%, 01/15/14	250	267
6.63%, 03/03/15	93	105
5.63%, 01/15/17	750	873
5.13%, 01/15/20	600	703
8.30%, 08/15/31	300	465
7.50%, 04/08/33	250	364
6.75%, 09/27/34	300	410
4.75%, 03/08/44	400	431
Panama Government International Bond
5.20%, 01/30/20	500	584
6.70%, 01/26/36	400	540
Peruvian Government International Bond
7.13%, 03/30/19	200	257
7.35%, 07/21/25	500	702
Poland Government International Bond
5.00%, 10/19/15	250	274
5.13%, 04/21/21	400	442
Province of British Columbia, Canada
2.85%, 06/15/15 (e)	200	213
6.50%, 01/15/26	70	101
Province of Manitoba, Canada, 2.63%, 07/15/15 (e)	500	528
Province of New Brunswick, Canada, 5.20%, 02/21/17	250	294
Province of Nova Scotia, Canada, 8.75%, 04/01/22	250	383
Province of Ontario, Canada
4.10%, 06/16/14	500	533
4.50%, 02/03/15	700	765
2.70%, 06/16/15	1,000	1,054
5.45%, 04/27/16 (e)	750	870
4.95%, 11/28/16	300	348
4.40%, 04/14/20	200	233
Province of Quebec, Canada
4.60%, 05/26/15 (e)	500	556
7.50%, 07/15/23	100	142
7.13%, 02/09/24 (e)	250	347
Republic of Colombia, 11.75%, 02/25/20	300	480
Republic of Korea
5.13%, 12/07/16	150	169
5.63%, 11/03/25	250	312
Republic of Peru, 6.55%, 03/14/37	250	340
Republic of Poland, 5.00%, 03/23/22	500	546
South Africa Government International Bond
6.50%, 06/02/14	200	220
5.50%, 03/09/20	200	231
Svensk Exportkredit AB, 5.13%, 03/01/17 (e)	200	230
Tennessee Valley Authority
5.50%, 07/18/17	1,000	1,216
5.25%, 09/15/39	500	652
5.38%, 04/01/56	1,000	1,379
United Mexican States, 8.00%, 09/24/22 (e)	500	705
		30,220
U.S. Treasury Securities - 35.9%
U.S. Treasury Bond
11.25%, 02/15/15	667	855
10.63%, 08/15/15	370	486
9.25%, 02/15/16	367	481
7.25%, 05/15/16 - 08/15/22	3,356	4,335
7.50%, 11/15/16 - 11/15/24	2,100	2,930
8.75%, 05/15/17 - 08/15/20	2,635	3,984
8.88%, 08/15/17 - 02/15/19	1,760	2,620
9.13%, 05/15/18	315	463
9.00%, 11/15/18	800	1,199
8.13%, 08/15/19 - 08/15/21	928	1,442
8.50%, 02/15/20	926	1,419
7.88%, 02/15/21	946	1,447
8.00%, 11/15/21	600	942
7.13%, 02/15/23	1,054	1,612
6.25%, 08/15/23 - 05/15/30	3,010	4,437
7.63%, 02/15/25	1,009	1,652
6.88%, 08/15/25	1,110	1,734
6.00%, 02/15/26	1,500	2,199
6.75%, 08/15/26	530	831
6.50%, 11/15/26	660	1,017
6.63%, 02/15/27	545	852
6.38%, 08/15/27	1,114	1,716
6.13%, 11/15/27 - 08/15/29	2,194	3,335
5.50%, 08/15/28	727	1,047
5.25%, 11/15/28 - 02/15/29	2,035	2,868
5.38%, 02/15/31	420	611
4.50%, 02/15/36 - 08/15/39	6,699	9,050
4.75%, 02/15/37 - 02/15/41	2,940	4,146
5.00%, 05/15/37	1,336	1,928
4.38%, 02/15/38 - 05/15/41	11,643	15,522
3.50%, 02/15/39	2,122	2,456
4.25%, 05/15/39 - 11/15/40	6,775	8,857
4.63%, 02/15/40	3,560	4,925
3.88%, 08/15/40	3,389	4,172
3.75%, 08/15/41	3,838	4,628
3.13%, 11/15/41 - 02/15/42	6,754	7,258
3.00%, 05/15/42	2,100	2,199
U.S. Treasury Note
1.00%, 07/15/13 - 06/30/19	31,136	31,456
0.38%, 07/31/13 - 06/15/15	21,721	21,727
3.38%, 07/31/13 - 11/15/19	6,256	7,021
0.75%, 08/15/13 - 06/30/17	16,951	17,038
4.25%, 08/15/13 - 11/15/17	15,760	17,111
0.13%, 08/31/13 - 12/31/13	11,500	11,476
3.13%, 08/31/13 - 05/15/21	19,220	21,246
0.50%, 10/15/13 - 10/15/14	10,111	10,143
0.25%, 10/31/13 - 02/15/15	34,650	34,596
2.75%, 10/31/13 - 02/15/19	9,701	10,588
2.00%, 11/30/13 - 02/15/22	20,416	21,180
1.50%, 12/31/13 - 03/31/19	16,029	16,514
1.75%, 01/31/14 - 10/31/18	12,251	12,663
1.25%, 02/15/14 - 04/30/19	23,218	23,659
4.00%, 02/15/14 - 08/15/18	5,855	6,399
1.88%, 02/28/14 - 10/31/17	15,319	16,001
4.75%, 05/15/14 - 08/15/17	3,140	3,555
0.25%, 05/31/14 - 05/15/15 (e)	8,500	8,478

See accompanying Notes to Financial Statements.

	Shares/Par (p)	Value
2.25%, 05/31/14 - 07/31/18	21,010	22,321
2.63%, 06/30/14 - 11/15/20	25,010	26,964
0.63%, 07/15/14	4,586	4,612
2.38%, 08/31/14 - 06/30/18	25,637	27,095
2.13%, 11/30/14 - 08/15/21	14,184	14,888
2.50%, 03/31/15 - 06/30/17	8,739	9,283
4.13%, 05/15/15	1,383	1,528
4.50%, 11/15/15 - 05/15/17	4,804	5,521
9.88%, 11/15/15	447	587
1.38%, 11/30/15 - 02/28/19	11,201	11,476
5.13%, 05/15/16	1,299	1,525
3.25%, 05/31/16 - 03/31/17	13,607	15,106
4.88%, 08/15/16	1,307	1,533
3.00%, 08/31/16 - 02/28/17	8,263	9,091
4.63%, 11/15/16 - 02/15/17	4,071	4,785
0.88%, 11/30/16 - 04/30/17	18,650	18,813
0.63%, 05/31/17 (e)	3,560	3,544
3.50%, 02/15/18 - 05/15/20	6,910	8,007
2.88%, 03/31/18	1,834	2,038
3.88%, 05/15/18	1,600	1,873
3.75%, 11/15/18	1,400	1,640
1.13%, 05/31/19	3,000	3,005
3.63%, 08/15/19 - 02/15/21	13,800	16,244
1.75%, 05/15/22 (e)	3,315	3,342
		617,327

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 32.6%
Federal Farm Credit Bank - 0.1%
Federal Farm Credit Bank
0.47%, 12/19/13	1,000	1,000
0.75%, 12/19/14	1,000	1,002
		2,002
Federal Home Loan Bank - 0.5%
Federal Home Loan Bank
0.50%, 08/28/13 - 02/24/15	2,000	2,001
0.38%, 01/29/14	1,000	1,000
0.41%, 03/12/14	1,000	1,000
2.38%, 03/14/14	1,000	1,034
1.38%, 05/28/14	1,000	1,020
1.24%, 03/14/17	1,000	1,002
5.00%, 11/17/17	855	1,033
		8,090
Federal Home Loan Mortgage Corp. - 9.2%
Federal Home Loan Mortgage Corp.
0.38%, 04/28/14	1,000	1,000
6.50%, 06/01/14 - 03/01/39	3,460	3,890
1.00%, 08/20/14	1,000	1,012
0.65%, 08/22/14	500	500
0.90%, 01/23/15	1,000	1,002
0.50%, 04/17/15	1,000	1,000
2.88%, 06/12/15	900	961
7.00%, 08/01/15 - 08/01/37	293	338
4.75%, 11/17/15	900	1,027
6.00%, 12/01/16 - 05/01/40	10,708	11,809
1.25%, 05/12/17 - 06/14/17	1,400	1,414
5.00%, 09/01/17 - 04/01/40	16,496	17,774
5.13%, 11/17/17	800	969
4.50%, 01/01/18 - 08/01/41	31,793	34,195
5.50%, 01/01/18 - 10/01/39	17,234	18,826
4.00%, 04/01/19 - 03/01/42	23,608	25,120
3.50%, 11/01/21 - 05/01/42	17,043	17,924
2.38%, 01/13/22	1,700	1,745
3.50%, 07/15/26 - 07/15/42, TBA (g)	4,000	4,202
7.50%, 11/01/31 - 04/01/32	139	171
3.00%, 02/01/32	985	1,022
5.70%, 01/01/37 (i)	32	35
6.11%, 01/01/37 (i)	102	110
5.62%, 02/01/37 (i)	242	261
2.66%, 01/01/42 (i)	485	506
4.00%, 07/15/42, TBA (g)	1,300	1,379
4.50%, 07/15/42, TBA (g)	2,000	2,136
5.00%, 07/15/42, TBA (g)	7,300	7,846
5.50%, 07/15/42, TBA (g)	800	869
		159,043
Federal National Mortgage Association - 15.2%
Federal National Mortgage Association
5.00%, 02/01/13 - 05/01/41	29,601	32,272
5.50%, 12/01/13 - 06/01/40	24,409	26,750
1.25%, 02/27/14	961	977
0.88%, 08/28/14	1,500	1,515
0.63%, 10/30/14 (e)	1,000	1,004
0.50%, 11/21/14	1,000	999
0.38%, 03/16/15	1,000	997
1.10%, 04/24/15	800	802
2.38%, 07/28/15 - 04/11/16	2,000	2,117
0.80%, 11/23/15	1,000	1,001
6.00%, 01/01/16 - 07/01/40	18,321	20,239
1.00%, 08/29/16	250	250
6.50%, 09/01/16 - 03/01/40	6,192	7,024
5.25%, 09/15/16	900	1,064
1.38%, 10/19/16	750	752
1.50%, 04/17/17	500	504
1.13%, 06/14/17	500	499
4.50%, 02/01/18 - 11/01/41	46,185	49,846
4.00%, 07/01/18 - 12/01/41	45,382	48,438
3.50%, 09/01/25 - 05/01/42	30,692	32,411
3.50%, 07/15/26 - 07/15/41, TBA (g)	9,500	10,009
5.00%, 07/15/27 - 07/15/42, TBA (g)	4,200	4,543
7.00%, 02/01/31 - 04/01/39	837	974
2.79%, 05/01/35 (i)	141	150
2.94%, 05/01/35 (i)	55	59
2.52%, 10/01/35 (i)	273	291
4.50%, 08/01/36, TBA (g)	500	536
2.78%, 02/01/37 (i)	294	314
2.92%, 02/01/37 - 04/01/37 (i)	76	81
5.65%, 02/01/37 (i)	137	147
7.50%, 11/01/37	27	33
5.41%, 01/01/38 (i)	454	487
5.70%, 03/01/38 (i)	609	659
4.25%, 07/01/39 (i)	1,396	1,486
4.00%, 08/01/39 - 07/15/42, TBA (g)	2,200	2,339
3.85%, 12/01/39 (i)	370	392
3.68%, 02/01/40 (i)	1,087	1,148
3.32%, 03/01/40 (i)	488	512
4.22%, 03/01/40 (i)	537	571
3.14%, 06/01/40 (i)	281	293
3.23%, 07/01/40 (i)	576	604
3.59%, 08/01/40 (i)	301	317
3.31%, 12/01/40 (i)	382	403
2.85%, 01/01/41 (i)	424	443
3.47%, 02/01/41 (i)	406	429
3.61%, 05/01/41 (i)	351	370
2.51%, 07/01/41 (i)	690	716
2.84%, 01/01/42 (i)	678	709
5.50%, 07/15/42, TBA (g)	2,800	3,054
		261,530
Government National Mortgage Association - 7.6%
Government National Mortgage Association
5.50%, 01/15/24 - 03/15/40	9,085	10,114

See accompanying Notes to Financial Statements.

	Shares/Par (p)	Value
4.00%, 08/15/24 - 01/20/42	22,946	25,100
3.50%, 12/15/25 - 04/20/42	8,144	8,718
4.50%, 04/20/26 - 03/20/42	35,000	38,502
3.00%, 04/15/27	988	1,047
8.00%, 04/15/30	8	9
8.50%, 06/15/30 - 12/15/30	6	7
6.50%, 01/15/32 - 10/15/38	1,272	1,462
6.00%, 05/15/32 - 12/20/40	5,470	6,166
5.00%, 03/15/33 - 10/20/41	20,029	22,140
7.00%, 11/15/36	79	93
3.50%, 07/20/40 - 03/20/41 (i)	740	783
2.50%, 11/20/40 - 02/20/42 (i)	1,409	1,461
3.00%, 01/20/41 - 02/20/42 (i)	2,749	2,898
3.50%, 07/15/42, TBA (g)	5,800	6,199
5.00%, 07/15/42, TBA (g)	2,600	2,861
5.50%, 07/15/42, TBA (g)	900	999
6.00%, 07/15/42, TBA (g)	1,500	1,684
		130,243
Total Government and Agency Obligations (cost $1,224,594)		1,281,340

SHORT TERM INVESTMENTS - 7.8%

Investment Company - 3.3%
JNL Money Market Fund, 0.09% (a) (h)	56,618	56,618

Securities Lending Collateral - 4.5%
Securities Lending Cash Collateral Fund LLC, 0.34% (a) (h)	76,058	76,058
Securities Lending Liquidating Fund LLC, 0.38% (a) (h)	1,017	992
		77,050
Total Short Term Investments (cost $133,693)		133,668

Total Investments - 107.1% (cost $1,757,388)		1,842,534
Total Forward Sales Commitments - (0.0%) (proceeds $547)		(547)
Other Assets and Liabilities, Net - (7.1%)		(120,968)
Total Net Assets - 100.0%		$1,721,019

FORWARD SALES COMMITMENTS - 0.0%
GOVERNMENT AND AGENCY OBLIGATIONS - 0.0%
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 0.0%
Government National Mortgage Association - 0.0%
Government National Mortgage Association, 4.50%, 07/15/42, TBA (g)	$500	$547

Total Forward Sales Commitments — 0.0% (proceeds $547)		$547

JNL/Mellon Capital Management Global Alpha Fund

Sector Weightings:	Percentage of Total Investments
Purchased Options	1.8%
Short Term Investments	98.2
Total Investments	100.0%

PURCHASED OPTIONS - 1.8%
U.S.10 yr. Future Call Option, Strike Price 115, Expiration 08/24/12	476	$8,747

Total Options (cost $8,465)		8,747

SHORT TERM INVESTMENTS - 97.1%

Federal Home Loan Bank - 13.6% (w)
Federal Home Loan Bank
0.03%, 07/02/12	$53,800	53,800
0.05%, 07/16/12	12,000	12,000
		65,800
Federal Home Loan Mortgage Corp. - 12.7% (w)
Federal Home Loan Mortgage Corp.
0.05%, 07/05/12 - 08/02/12	39,500	39,499
0.06%, 08/23/12	22,000	21,998
		61,497
Federal National Mortgage Association - 12.9% (w)
Federal National Mortgage Association
0.08%, 07/18/12	13,950	13,949
0.01%, 07/24/12 - 07/26/12	35,300	35,300
0.10%, 07/25/12	12,870	12,869
		62,118
Investment Company - 9.2%
JNL Money Market Fund, 0.09% (a) (h)	44,348	44,348

Treasury Securities - 48.7%
U.S. Treasury Bill
0.05%, 07/05/12	$116,425	116,424
0.07%, 07/12/12	38,000	37,999
0.11%, 08/09/12	6,000	6,000
0.05%, 08/16/12	46,644	46,640
0.14%, 09/20/12 (o)	27,935	27,930
		234,993
Total Short Term Investments (cost $468,757)		468,756

Total Investments - 98.9% (cost $477,222)		477,503
Other Assets and Liabilities, Net - 1.1%		5,542
Total Net Assets - 100.0%		$483,045

JNL/Mellon Capital Management Dow Jones U.S. Contrarian Opportunities Index Fund* (x)

Sector Weightings:	Percentage of Total Investments
Health Care	23.7%
Industrials	22.2
Information Technology	20.7
Consumer Discretionary	11.1
Consumer Staples	6.6
Financials	5.9
Energy	4.4
Materials	3.0
Telecommunication Services	2.1
Short Term Investments	0.3
Total Investments	100.0%

See accompanying Notes to Financial Statements.

	Shares/Par (p)	Value
COMMON STOCKS - 99.7%
CONSUMER DISCRETIONARY - 11.1%
Aeropostale Inc.	31	$546
Churchill Downs Inc.	9	541
Comcast Corp. - Class A	19	603
DISH Network Corp. - Class A	18	517
Fred’s Inc.	35	530
Hibbett Sports Inc. (c)	11	621
Other Securities		3,371
		6,729
CONSUMER STAPLES - 6.6%
Constellation Brands Inc. - Class A (c)	24	646
Kroger Co.	22	510
Susser Holdings Corp. (c)	21	771
USANA Health Sciences Inc. (c)	14	565
Wal-Mart Stores Inc.	8	583
Other Securities		912
		3,987
ENERGY - 4.4%
VAALCO Energy Inc. (c)	80	694
Other Securities		1,972
		2,666
FINANCIALS - 5.9%
Employer Holdings Inc.	29	518
Portfolio Recovery Associates Inc. (c)	7	666
ProAssurance Corp.	6	546
Other Securities		1,833
		3,563
HEALTH CARE - 23.7%
Amsurg Corp. (c)	19	582
Bio-Reference Labs Inc. (c)	27	701
Cardinal Health Inc.	12	517
CIGNA Corp.	12	524
Community Health Systems Inc. (c)	26	731
Coventry Health Care Inc.	17	539
DaVita Inc. (c)	6	606
Ensign Group Inc.	19	543
Health Management Associates Inc. - Class A (c)	76	596
ICU Medical Inc. (c)	11	597
LifePoint Hospitals Inc. (c)	13	518
Lincare Holdings Inc.	20	688
United Therapeutics Corp. (c)	10	518
UnitedHealth Group Inc.	10	571
WellPoint Inc.	8	511
Zimmer Holdings Inc.	8	546
Other Securities		5,042
		14,330
INDUSTRIALS - 22.2%
Aceto Corp.	69	620
Actuant Corp.	19	514
Cintas Corp.	14	526
Copart Inc. (c)	22	523
Corrections Corp. of America	21	632
InnerWorkings Inc. (c)	44	597
Lockheed Martin Corp.	6	513
Team Inc. (c)	17	528
Tetra Tech Inc. (c)	21	545
Other Securities		8,447
		13,445
INFORMATION TECHNOLOGY - 20.7%
Ansys Inc. (c)	8	509
CA Inc.	19	517
CSG Systems International Inc. (c)	32	557
Dolby Laboratories Inc. - Class A (c)	13	557
Harris Corp.	12	511
Lender Processing Services Inc.	26	667
MasterCard Inc.	1	562
Microsoft Corp.	17	515
Other Securities		8,148
		12,543
MATERIALS - 3.0%
CF Industries Holdings Inc.	3	541
Other Securities		1,245
		1,786
TELECOMMUNICATION SERVICES - 2.1%
Cincinnati Bell Inc. (c)	141	524
Other Securities		750
		1,274
Total Common Stocks (cost $62,417)		60,323

SHORT TERM INVESTMENTS - 0.3%
Investment Company - 0.3%
JNL Money Market Fund, 0.09% (a)	192	192
Total Short Term Investments (cost $192)		192

Total Investments - 100.0% (cost $62,609)		60,515
Other Assets and Liabilities, Net - (0.0%)		(14)
Total Net Assets - 100.0%		$60,501

JNL/Morgan Stanley Mid Cap Growth Fund

Sector Weightings:	Percentage of Total Investments
Information Technology	25.7%
Industrials	19.3
Health Care	13.0
Consumer Discretionary	12.0
Financials	6.6
Materials	4.7
Consumer Staples	3.5
Energy	3.0
Utilities	2.9
Short Term Investments	9.3
Total Investments	100.0%

COMMON STOCKS - 94.3%

CONSUMER DISCRETIONARY - 12.5%
Dollar Tree Inc. (c)	3	$164
Dunkin’ Brands Group Inc.	4	127
Groupon Inc. - Class A (c)	17	185
McGraw-Hill Cos. Inc.	3	140
Morningstar Inc.	2	120
New Oriental Education & Technology Group - ADR (c)	5	125
Weight Watchers International Inc.	4	182
		1,043

See accompanying Notes to Financial Statements.

	Shares/Par (p)	Value
CONSUMER STAPLES - 3.7%
DE Master Blenders 1753 NV	10	113
Hillshire Brands Co.	2	61
Mead Johnson Nutrition Co.	2	131
		305
ENERGY - 3.1%
Range Resources Corp.	3	170
Ultra Petroleum Corp. (c)	4	92
		262
FINANCIALS - 6.9%
Greenhill & Co. Inc.	1	51
IntercontinentalExchange Inc. (c)	1	142
MSCI Inc. - Class A (c)	7	231
Progressive Corp.	7	155
		579
HEALTH CARE - 13.6%
athenahealth Inc. (c)	2	152
Idexx Laboratories Inc. (c)	2	165
Illumina Inc. (c)	5	210
Intuitive Surgical Inc. (c)	1	307
Ironwood Pharmaceuticals Inc. (c)	5	63
Techne Corp.	2	122
Valeant Pharmaceuticals International Inc. (c)	2	112
		1,131
INDUSTRIALS - 20.2%
Edenred	11	304
Expeditors International Washington Inc.	4	156
Fastenal Co.	3	119
IHS Inc. (c)	2	180
Intertek Group Plc	5	224
Qualicorp SA (c)	15	126
Sensata Technologies Holding NV (c)	4	116
Stericycle Inc. (c)	2	187
Verisk Analytics Inc. - Class A (c)	5	270
		1,682
INFORMATION TECHNOLOGY - 26.4%
Akamai Technologies Inc. (c)	4	142
Citrix Systems Inc. (c)	2	136
FactSet Research Systems Inc.	1	128
First Solar Inc. (c)	3	43
Gartner Inc. - Class A (c)	4	182
LinkedIn Corp. (c)	2	231
MercadoLibre Inc.	1	87
Motorola Solutions Inc.	6	303
Red Hat Inc. (c)	2	139
Research In Motion Ltd. (c)	4	30
Salesforce.com Inc. (c)	1	194
Sina Corp. (c)	1	41
Solera Holdings Inc.	4	172
Yandex NV - Class A (c)	8	155
Youku Inc. - ADR (c)	6	121
Zynga Inc. - Class A (c)	19	102
		2,206
MATERIALS - 4.9%
Intrepid Potash Inc. (c)	4	95
Lynas Corp. Ltd. (c)	30	26
Martin Marietta Materials Inc.	1	94
Molycorp Inc. (c)	3	75
Rockwood Holdings Inc.	3	123
		413
UTILITIES - 3.0%
Brookfield Infrastructure Partners LP	7	251

Total Common Stocks (cost $8,136)		7,872

PREFERRED STOCKS - 0.5%
INFORMATION TECHNOLOGY - 0.5%
Dropbox Inc., Series A-1 (f) (q)	4	41

Total Preferred Stocks (cost $41)		41

SHORT TERM INVESTMENTS - 9.7%

Investment Company - 9.7%
JNL Money Market Fund, 0.09% (a)	812	812

Total Short Term Investments (cost $812)		812

Total Investments - 104.5% (cost $8,989)		8,725
Other Assets and Liabilities, Net - (4.5%)		(378)
Total Net Assets - 100.0%		$8,347

JNL/Neuberger Berman Strategic Income Fund* (x)

Sector Weightings:	Percentage of Total Investments
U.S. Government Agency MBS	20.9%
Non-U.S. Government Agency ABS	12.5
Government Securities	12.2
Financials	8.7
Consumer Discretionary	5.2
Energy	3.7
Industrials	3.5
Information Technology	3.3
Consumer Staples	2.2
Telecommunication Services	1.7
Materials	1.5
Health Care	1.4
Utilities	1.1
Investment Companies	3.1
Short Term Investments	19.0
Total Investments	100.0%

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 16.1%
Banc of America Commercial Mortgage Inc. REMIC
5.41%, 09/10/47	$175	$194
5.89%, 07/10/44 (i)	250	282
5.36%, 10/10/45	250	278
Citigroup/Deutsche Bank Commercial Mortgage Trust REMIC, 5.32%, 03/11/12	250	278
Greenwich Capital Commercial Funding Corp. REMIC
5.74%, 08/10/17	250	277
5.44%, 03/10/39	250	277
GS Mortgage Securities Corp. II REMIC, 5.98%, 08/10/45 (i)	250	277
JPMorgan Chase Commercial Mortgage Securities Corp. REMIC
5.42%, 01/15/49	250	280
5.88%, 02/15/51 (i)	200	227

See accompanying Notes to Financial Statements.

	Shares/Par (p)	Value
LB-UBS Commercial Mortgage Trust REMIC
5.42%, 02/15/40	200	226
5.86%, 07/15/40 (i)	250	286
Merrill Lynch/Countrywide Commercial Mortgage Trust REMIC, 5.38%, 08/12/48	250	271
Wachovia Bank Commercial Mortgage Trust REMIC, 5.93%, 06/15/49 (i)	250	272
Other Securities		1,353

Total Non-U.S. Government Agency Asset-Backed Securities (cost $4,756)		4,778

CORPORATE BONDS AND NOTES - 28.0%

CONSUMER DISCRETIONARY - 3.6%
DIRECTV Holdings LLC
2.40%, 03/15/17	135	136
5.00%, 03/01/21	25	27
6.00%, 08/15/40	125	136
Time Warner Cable Inc.
6.75%, 07/01/18	75	91
8.75%, 02/14/19	100	133
5.50%, 09/01/41	75	82
Other Securities		476
		1,081
CONSUMER STAPLES - 2.2%
Lorillard Tobacco Co., 8.13%, 06/23/19 (l)	175	217
Pernod-Ricard SA
2.95%, 01/15/17 (r)	150	152
5.50%, 01/15/42 (r)	100	102
Other Securities		174
		645
ENERGY - 3.5%
Anadarko Petroleum Corp., 5.95%, 09/15/16	215	244
Other Securities		792
		1,036
FINANCIALS - 9.1%
American Express Credit Corp., 1.75%, 06/12/15	225	228
Bank of America Corp.
6.50%, 08/01/16	100	110
5.70%, 01/24/22	155	171
5.88%, 02/07/42	25	27
General Electric Capital Corp.
1.63%, 07/02/15	125	132
2.30%, 04/27/17	75	75
4.65%, 10/17/21	70	78
Goldman Sachs Group Inc.
3.30%, 05/03/15	100	100
5.75%, 01/24/22	95	100
6.75%, 10/01/37	100	98
Morgan Stanley, 5.63%, 09/23/19	300	297
UnionBanCal Corp., 3.50%, 06/18/22	205	207
Other Securities		1,090
		2,713
HEALTH CARE - 0.9%
Other Securities		253

INDUSTRIALS - 1.6%
ADT Corp.
2.25%, 07/15/17 (r)	100	101
3.50%, 07/15/22 (r)	90	90
Other Securities		271
		462
INFORMATION TECHNOLOGY - 2.3%
Hewlett-Packard Co.
2.60%, 09/15/17	165	166
4.65%, 12/09/21	150	157
Telefonaktiebolaget LM Ericsson, 4.13%, 05/15/22	200	200
Other Securities		156
		679
MATERIALS - 1.2%
Other Securities		363

TELECOMMUNICATION SERVICES - 2.2%
AT&T Inc.
3.00%, 02/15/22	145	147
6.55%, 02/15/39	50	64
Other Securities		447
		658
UTILITIES - 1.4%
Exelon Generation Co. LLC, 4.00%, 10/01/20	200	201
Other Securities		223
		424
Total Corporate Bonds and Notes (cost $8,290)		8,314

GOVERNMENT AND AGENCY OBLIGATIONS - 42.7%

GOVERNMENT SECURITIES - 15.7%
Federal Home Loan Bank - 1.2% (w)
Federal Home Loan Bank, 5.50%, 07/15/36	260	351
Sovereign - 3.4%
New Zealand Government Bond, 6.00%, 12/15/17, NZD	225	208
Other Securities		816
		1,024
Treasury Inflation Index Securities - 4.5%
U.S. Treasury Inflation Indexed Note
2.38%, 01/15/17 (n)	736	849
2.00%, 01/15/26 (n)	377	481
		1,330
U.S. Treasury Securities - 6.6%
U.S. Treasury Bond
6.88%, 08/15/25	1,075	1,679
4.50%, 02/15/36	60	81
U.S. Treasury Note, 3.63%, 08/15/19	175	205
		1,965
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 27.0%
Federal Home Loan Mortgage Corp. - 18.8%
Federal Home Loan Mortgage Corp.
5.00%, 05/01/27	5	6
5.00%, 02/01/28	271	291
5.00%, 12/01/38	687	738
5.50%, 08/01/40	179	195
4.50%, 04/15/41, TBA (g)	50	54
3.50%, 07/15/42, TBA (g)	2,410	2,528
4.00%, 07/15/42, TBA (g)	865	918
4.50%, 07/15/42, TBA (g)	275	294
5.50%, 07/15/42, TBA (g)	525	571
		5,595
Federal National Mortgage Association - 8.2%
Federal National Mortgage Association
6.00%, 02/01/38	50	55
4.50%, 05/01/39	262	282

See accompanying Notes to Financial Statements.

	Shares/Par (p)	Value
4.00%, 07/15/42, TBA (g)	1,095	1,165
5.50%, 07/15/42, TBA (g)	850	927
		2,429
Total Government and Agency Obligations (cost $12,679)		12,694

INVESTMENT COMPANIES - 4.0%
iShares iBoxx High Yield Corporate Bond Fund	13	1,184

Total Investment Companies (cost $1,172)		1,184

VARIABLE RATE SENIOR LOAN INTERESTS - 13.7% (i)

CONSUMER DISCRETIONARY - 3.0%
Amscan Holdings Inc. Term Loan, 6.75%, 12/02/17	$225	225
Cequel Communications LLC Term Loan, 4.00%, 02/15/19	200	195
EMI Music Publishing Ltd. Term Loan, 4.25%, 03/02/18	200	201
Other Securities		272
		893
CONSUMER STAPLES - 0.6%
Del Monte New Term Loan B, 3.00%, 03/08/18	193	190
		190
ENERGY - 1.4%
Arch Western Finance LLC Term Loan, 5.75%, 05/14/18	200	196
Other Securities		203
		399
FINANCIALS - 2.1%
Citco Group Limited Term Loan, 4.25%, 06/29/18	199	196
Everest Acquisition LLC Term Loan, 6.50%, 05/01/18	200	202
Springleaf Finance Corp. Term Loan, 5.50%, 05/10/17	200	188
Other Securities		37
		623
HEALTH CARE - 1.0%
Bausch & Lomb Inc. Term Loan, 5.25%, 05/09/19	200	199
Other Securities		96
		295
INDUSTRIALS - 2.9%
Brickman Group Holdings Term Loan, 5.50%, 10/14/16	200	200
Ceridian Corp. Term Loan, 3.00%, 11/09/14	199	192
Delta Air Lines Inc. Term Loan, 4.25%, 04/20/17	200	199
First Data Corp. Term Loan, 5.25%, 03/24/17	200	190
Other Securities		85
		866
INFORMATION TECHNOLOGY - 2.0%
Aspect Software Inc. Term Loan, 4.50%, 05/07/16	200	198
Lender Processing Services Inc. Term Loan, 4.50%, 08/14/18	199	200
NXP Funding LLC Term Loan, 5.50%, 03/04/17	200	200
		598
MATERIALS - 0.7%
Taminco Global Chemical Corp. Term Loan, 5.25%, 02/15/19	200	199
		199
Total Variable Rate Senior Loan Interests (cost $4,098)		4,063

SHORT TERM INVESTMENTS - 24.5%

Investment Company - 24.5%
JNL Money Market Fund, 0.09% (a)	7,263	7,263

Total Short Term Investments (cost $7,263)		7,263

Total Investments - 129.0% (cost $38,258)		38,296
Other Assets and Liabilities, Net - (29.0%) (o)		(8,602)
Total Net Assets - 100.0%		$29,694

JNL/Oppenheimer Global Growth Fund* (x)

Sector Weightings:	Percentage of Total Investments
Information Technology	25.4%
Consumer Discretionary	17.4
Financials	11.8
Industrials	11.6
Health Care	10.0
Consumer Staples	9.3
Energy	3.8
Materials	1.3
Telecommunication Services	1.3
Utilities	0.6
Short Term Investments	7.5
Total Investments	100.0%

COMMON STOCKS - 97.1%
CONSUMER DISCRETIONARY - 17.0%
Carnival Corp.	305	$10,447
Grupo Televisa SA - GDR	294	6,325
Inditex SA	112	11,525
LVMH Moet Hennessy Louis Vuitton SA	73	11,052
McDonald’s Corp.	133	11,771
McGraw-Hill Cos. Inc.	168	7,579
PPR SA	43	6,180
Tiffany & Co.	166	8,774
Tod’s SpA (e)	62	6,262
Walt Disney Co.	250	12,105
Other Securities		12,757
		104,777
CONSUMER STAPLES - 10.0%
Cia de Bebidas das Americas - ADR	159	6,077
Colgate-Palmolive Co.	123	12,766
Fomento Economico Mexicano SAB de CV (e)	1,322	11,805
Nestle SA	119	7,117
Unilever Plc	337	11,307
Other Securities		12,375
		61,447
ENERGY - 4.0%
Technip SA	108	11,280
Transocean Ltd.	12	555
Transocean Ltd.	120	5,370

See accompanying Notes to Financial Statements.

	Shares/Par (p)	Value
Other Securities		7,770
		24,975
FINANCIALS - 12.6%
Allianz SE	85	8,548
Banco Bilbao Vizcaya Argentaria SA (e)	956	6,829
Credit Suisse Group AG	331	6,065
Dai-Ichi Life Insurance Co. Ltd.	6	6,560
Goldman Sachs Group Inc.	69	6,587
ICICI Bank Ltd. - ADR (e)	249	8,072
Itau Unibanco Holding SA - ADR	428	5,957
UBS AG (c)	719	8,413
Other Securities		20,572
		77,603
HEALTH CARE - 10.7%
Aetna Inc.	218	8,450
Amgen Inc.	94	6,843
Amylin Pharmaceuticals Inc. (c) (e)	294	8,289
Bayer AG	117	8,458
WellPoint Inc.	171	10,899
Zimmer Holdings Inc.	139	8,967
Other Securities		14,022
		65,928
INDUSTRIALS - 12.3%
3M Co.	102	9,182
Assa Abloy AB	390	10,903
Embraer SA - ADR (e)	225	5,971
European Aeronautic Defence & Space Co. NV	334	11,846
Siemens AG	167	14,026
Other Securities		24,265
		76,193
INFORMATION TECHNOLOGY - 27.1%
Adobe Systems Inc. (c)	266	8,599
Altera Corp.	358	12,103
eBay Inc. (c)	456	19,165
Google Inc. (c)	19	10,894
Infosys Technologies Ltd.	148	6,701
Intuit Inc.	197	11,682
Juniper Networks Inc. (c)	368	6,003
Keyence Corp.	28	7,024
Maxim Integrated Products Inc.	380	9,749
Microsoft Corp.	342	10,469
Murata Manufacturing Co. Ltd.	145	7,622
SAP AG	209	12,352
Taiwan Semiconductor Manufacturing Co. Ltd.	2,357	6,451
Telefonaktiebolaget LM Ericsson	2,343	21,436
Other Securities		16,856
		167,106
MATERIALS - 1.4%
Other Securities		8,702

TELECOMMUNICATION SERVICES - 1.3%
KDDI Corp.	1	8,218

UTILITIES - 0.7%
Other Securities		4,029
Total Common Stocks (cost $594,802)		598,978

PREFERRED STOCKS - 1.6%
CONSUMER DISCRETIONARY - 1.6%
Bayerische Motoren Werke AG	201	9,928

Total Preferred Stocks (cost $9,294)		9,928

SHORT TERM INVESTMENTS - 8.0%

Investment Company - 2.2%
JNL Money Market Fund, 0.09% (a) (h)	13,726	13,726

Securities Lending Collateral - 5.8%
Securities Lending Cash Collateral Fund LLC, 0.34% (a) (h)	35,165	35,165
Securities Lending Liquidating Fund LLC, 0.38% (a) (h)	217	212
		35,377
Total Short Term Investments (cost $49,108)		49,103

Total Investments - 106.7% (cost $653,204)		658,009
Other Assets and Liabilities, Net - (6.7%)		(41,150)
Total Net Assets - 100.0%		$616,859

JNL/PIMCO Real Return Fund

Sector Weightings:	Percentage of Total Investments
Government Securities	57.4%
Financials	5.6
Non-U.S. Government Agency ABS	5.3
U.S. Government Agency MBS	0.5
Consumer Staples	0.4
Energy	0.4
Consumer Discretionary	0.3
Telecommunication Services	0.2
Health Care	0.1
Utilities	0.1
Short Term Investments	29.7
Total Investments	100.0%

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 8.4%
American General Mortgage Loan Trust REMIC, 5.15%, 03/25/58 (i) (r)	$2,422	$2,474
American Home Mortgage Assets REMIC, 0.44%, 09/25/46 (i)	4,324	2,229
American Money Management Corp., 0.69%, 05/03/18 (i) (r)	374	368
Aquilae CLO Plc, 1.75%, 01/17/23 (i), EUR	2,366	2,782
ARES CLO Funds, 0.70%, 03/12/18 (i) (r)	1,213	1,191
Arran Residential Mortgages Funding Plc
1.89%, 05/16/47 (i) (r), EUR	207	262
1.89%, 11/19/47 (i) (r), EUR	5,606	7,109
2.14%, 11/19/47 (i) (r), EUR	18,700	23,792
Banc of America Commercial Mortgage Inc. REMIC
5.89%, 07/10/44 (i)	2,000	2,258
0.42%, 06/10/49 (i) (r)	102	102
5.80%, 06/10/49 (i)	2,900	3,276
5.80%, 06/10/49 (i)	102	102
5.72%, 02/10/51 (i)	2,900	3,338
Banc of America Large Loan Inc. REMIC
1.99%, 11/15/15 (i) (r)	14,597	13,831
0.75%, 08/15/29 (i) (r)	130	125
5.69%, 06/24/50 (i) (r)	1,100	1,227
5.67%, 02/17/51 (i) (r)	600	663
Banc of America Mortgage Securities Inc. REMIC, 3.11%, 06/25/35 (i)	310	259

See accompanying Notes to Financial Statements.

	Shares/Par (p)	Value
BCAP LLC
5.64%, 03/26/37 (r)	1,600	1,248
5.25%, 08/26/37 (r)	6,200	6,076
Bear Stearns Adjustable Rate Mortgage Trust REMIC
2.51%, 05/25/33 (i)	74	73
2.96%, 02/25/34 (i)	552	511
3.17%, 11/25/34 (i)	529	525
2.81%, 01/25/35 (i)	380	338
2.93%, 01/25/35 (i)	1,059	1,005
2.88%, 03/25/35 (i)	616	510
3.08%, 03/25/35 (i)	78	76
2.22%, 08/25/35 (i)	83	81
2.25%, 08/25/35 (i)	153	142
Bear Stearns Alt-A Trust REMIC
2.66%, 01/25/36 (i)	825	407
2.94%, 08/25/36 (i)	326	165
Bear Stearns Asset Backed Securities Trust REMIC, 1.25%, 10/25/37 (i)	946	597
Bear Stearns Structured Products Inc. REMIC
2.85%, 01/26/36 (i)	926	548
2.83%, 12/26/46 (i)	922	514
Chase Mortgage Finance Corp. REMIC, 2.99%, 02/25/37 (i)	170	159
Chevy Chase Mortgage Funding Corp. REMIC, 0.38%, 05/25/48 (i) (r)	797	517
Citibank Omni Master Trust, 2.99%, 08/15/18 (i) (r)	4,400	4,621
Citigroup Mortgage Loan Trust Inc. REMIC
2.64%, 08/25/35 (i)	704	342
2.23%, 09/25/35 (i)	105	98
2.34%, 09/25/35 (i)	142	124
0.33%, 01/25/37 (i)	136	57
0.31%, 05/25/37 (i)	148	143
5.02%, 09/25/37 (i)	2,267	1,435
0.31%, 07/25/45 (i)	434	283
College Loan Corp. Trust, 0.72%, 01/25/24 (i)	800	774
Commercial Mortgage Pass-Through Certificates REMIC, 3.16%, 07/10/46 (r)	5,988	6,277
Conseco Finance Securitizations Corp., 6.68%, 12/01/33	48	51
Countrywide Alternative Loan Trust REMIC, 0.42%, 05/25/47 (i)	7,519	4,617
Countrywide Asset-Backed Certificates REMIC
0.50%, 04/25/36 (i)	167	153
0.43%, 07/25/36 (i)	2,864	2,425
0.43%, 09/25/36 (i)	472	432
0.35%, 09/25/37 (i)	9	9
Countrywide Home Loan Mortgage Pass-Through Trust REMIC
2.90%, 08/25/34 (i)	458	338
4.87%, 11/20/34 (i)	433	385
2.67%, 04/20/35 (i)	521	501
Credit Suisse Mortgage Capital Certificates REMIC
5.86%, 02/25/37 (i)	1,050	581
5.87%, 06/15/39 (i)	4,140	4,433
5.47%, 09/18/39 (r)	1,400	1,538
5.38%, 02/15/40 (r)	1,000	1,096
Credit-Based Asset Servicing and Securitization LLC REMIC, 0.37%, 07/25/37 (i) (r)	254	202
CS First Boston Mortgage Securities Corp. REMIC, 2.71%, 04/25/34 (i)	528	511
Cumberland CLO Ltd., 0.72%, 11/10/19 (i) (r)	1,913	1,879
DBUBS Mortgage Trust REMIC, 3.39%, 07/10/44 (r)	16,500	17,604
Deutsche Mortgage Securities Inc., 1.50%, 06/28/47 (i) (r)	312	310
Duane Street CLO, 0.72%, 11/08/17 (i) (r)	688	677
First CLO Ltd., 0.78%, 12/14/16 (i)	251	250
First NLC Trust REMIC, 0.32%, 08/25/37 (i) (r)	423	125
Fosse Master Issuer Plc REMIC, 1.87%, 10/18/54 (i) (r)	5,400	5,422
Gallatin Funding Ltd., 0.72%, 08/15/17 (i) (r)	803	787
GMAC Commercial Mortgage Securities In REMIC, 5.24%, 11/10/45 (i)	2,000	2,171
Granite Mortgages Plc, 1.30%, 09/20/44 (i), GBP	776	1,169
Greenwich Capital Commercial Funding Corp. REMIC, 5.44%, 03/10/39	4,000	4,437
GS Mortgage Securities Corp. REMIC, 4.59%, 08/10/43 (r)	4,300	4,780
GS Mortgage Securities Corp. II
1.10%, 03/06/20 (i) (r)	367	365
1.26%, 03/06/20 (i) (r)	3,100	3,058
GSR Mortgage Loan Trust REMIC, 2.86%, 01/25/35 (i)	451	402
Harborview Mortgage Loan Trust REMIC, 2.79%, 04/19/34 (i)	653	603
Harvest CLO SA, 1.59%, 03/29/17 (i), EUR	177	220
Hillmark Funding, 0.72%, 05/21/21 (i) (r)	9,000	8,473
Holmes Master Issuer Plc, 2.11%, 10/15/54 (i) (r), EUR	9,600	12,222
HSBC Home Equity Loan Trust REMIC, 0.39%, 03/20/36 (i)	1,448	1,365
Indymac Index Mortgage Loan Trust REMIC
2.74%, 03/25/35 (i)	1,000	894
5.07%, 11/25/35 (i)	1,318	1,021
JP Morgan Mortgage Trust REMIC
2.72%, 08/25/35 (i)	706	539
2.77%, 08/25/35 (i)	512	459
5.32%, 09/25/35 (i)	167	146
3.16%, 07/27/37 (i) (r)	1,114	834
JPMorgan Chase Commercial Mortgage Securities Corp. REMIC
2.88%, 07/25/35 (i)	431	412
5.79%, 02/12/51 (i)	4,000	4,624
Katonah Ltd., 0.79%, 09/20/16 (i) (r)	1,483	1,463
Landmark CDO Ltd., 0.77%, 06/01/17 (i) (r)	2,669	2,606
LB-UBS Commercial Mortgage Trust REMIC, 5.42%, 02/15/40	6,200	6,995
Lehman Brothers Mortgage Loan Trust REMIC, 0.34%, 06/25/37 (i) (r)	412	171
MAGI Advisors LLC, 2.01%, 04/11/21 (r), EUR	1,487	1,774
MASTR Adjustable Rate Mortgages Trust REMIC, 2.69%, 12/25/33 (i)	1,055	1,001
MASTR Asset Backed Securities Trust REMIC, 0.33%, 05/25/37 (i)	108	102
Merrill Lynch Mortgage Investors Inc. REMIC
2.50%, 02/25/33 (i)	259	247
2.69%, 02/25/34 (i)	497	483
MLCC Mortgage Investors Inc. REMIC, 2.42%, 10/25/35 (i)	662	592
Morgan Stanley Capital I REMIC
0.31%, 05/25/37 (i)	160	126
6.08%, 06/11/49 (i)	3,200	3,625
Nautique Funding Ltd., 0.72%, 04/15/20 (i) (r)	481	454
Navigare Funding CLO Ltd., 0.73%, 05/20/19 (i) (r)	307	301

See accompanying Notes to Financial Statements.

	Shares/Par (p)	Value
NCUA Guaranteed Notes REMIC
0.70%, 10/07/20 (i)	3,242	3,248
0.81%, 12/08/20 (i)	4,298	4,316
Nelnet Student Loan Trust, 1.17%, 07/25/18 (i)	673	675
NYLIM Flatiron CLO Ltd., 0.69%, 08/08/20 (i) (r)	500	479
Penta CLO SA, 1.17%, 06/04/24 (i), EUR	2,614	3,011
Permanent Master Issuer Plc, 2.06%, 07/15/42 (i) (r), EUR	900	1,146
Provident Funding Mortgage Loan Trust REMIC, 2.52%, 08/25/33 (i)	359	359
RBSCF Trust REMIC
5.70%, 09/16/40 (i) (r)	4,000	4,445
6.20%, 12/16/49 (i) (r)	1,700	1,932
Residential Asset Securitization Trust REMIC, 5.50%, 06/25/33	146	151
Sequoia Mortgage Trust REMIC, 0.44%, 07/20/36 (i)	1,622	1,313
SLM Student Loan Trust
0.92%, 01/25/17 (i)	2,959	2,962
0.58%, 04/25/17 (i)	100	100
1.89%, 12/15/17 (i) (r)	1,198	1,201
1.97%, 04/25/23 (i)	8,157	8,422
0.98%, 10/25/23 (i), EUR	2,700	3,156
2.35%, 04/15/39 (i) (r)	2,506	2,525
REMIC, 0.51%, 04/25/19 (i)	6,300	6,077
Structured Adjustable Rate Mortgage Loan Trust REMIC
2.74%, 02/25/34 (i)	843	815
5.50%, 12/25/34 (i)	845	812
Structured Asset Mortgage Investments Inc. REMIC, 0.90%, 10/19/34 (i)	43	38
Structured Asset Securities Corp. REMIC, 0.39%, 05/25/47 (i)	1,900	1,341
Swan, 4.88%, 04/25/41 (i), AUD	515	522
Symphony CLO Ltd., 0.71%, 05/15/19 (i) (r)	2,200	2,136
TBW Mortgage Backed Pass-Through Certificates REMIC, 5.97%, 09/25/36 (i)	473	102
Vornado DP LLC, 4.00%, 09/13/28 (r)	4,600	5,009
Wachovia Bank Commercial Mortgage Trust REMIC
0.32%, 06/15/20 (i) (r)	711	661
0.33%, 09/15/21 (i) (r)	2,584	2,503
5.09%, 08/15/41 (i)	1,000	1,068
Washington Mutual Alternative Mortgage Pass-Through Certificates REMIC, 5.06%, 12/25/35 (i)	405	353
Washington Mutual Mortgage Pass-Through Certificates REMIC
2.12%, 03/25/33 (i)	151	149
2.45%, 06/25/33 (i)	505	507
2.55%, 09/25/33 (i)	575	577
5.50%, 08/25/35 (i)	327	297
1.15%, 08/25/46 (i)	5,786	3,707
0.92%, 05/25/47 (i)	676	437
Wells Fargo Mortgage Backed Securities Trust REMIC
2.60%, 12/25/34 (i)	510	500
2.67%, 04/25/36 (i)	1,727	1,404
Wind River CLO Ltd., 0.80%, 12/19/16 (i) (r)	524	511
Wood Street CLO BV, 1.35%, 03/29/21 (i) (r), EUR	453	552

Total Non-U.S. Government Agency Asset-Backed Securities (cost $281,809)		275,013

CORPORATE BONDS AND NOTES - 11.1%
CONSUMER DISCRETIONARY - 0.5%
Volkswagen International Finance NV, 0.91%, 10/01/12 (i) (r)	15,500	15,510

CONSUMER STAPLES - 0.6%
Wesfarmers Ltd., 2.98%, 05/18/16 (r)	18,700	19,250

ENERGY - 0.6%
Gaz Capital SA
7.34%, 04/11/13 (r)	300	311
5.09%, 11/29/15 (e) (r)	1,600	1,684
Kinder Morgan Energy Partners LP, 5.70%, 01/05/16 (e)	5,000	5,263
Petrobras International Finance Co., 3.88%, 01/27/16 (e)	8,200	8,466
Petroleos Mexicanos
5.50%, 01/21/21	1,200	1,356
6.50%, 06/02/41 (e)	1,500	1,751
		18,831
FINANCIALS - 8.9%
Achmea Hypotheekbank NV, 3.20%, 11/03/14 (r)	2,432	2,537
AGFS Funding Co. Term Loan, 5.50%, 05/28/17 (i)	9,800	9,217
Ally Financial Inc.
3.67%, 02/11/14 (i)	11,800	11,714
3.87%, 06/20/14 (i)	700	693
American International Group Inc.
5.05%, 10/01/15	1,200	1,274
8.18%, 05/15/58 (e) (i)	4,700	5,100
ANZ National International Ltd., 0.91%, 08/19/14 (i) (r)	2,000	2,008
Banco Mercantil del Norte SA, 4.38%, 07/19/15 (r)	3,900	4,017
Banco Santander Brazil SA, 2.41%, 03/18/14 (i) (r)	4,900	4,716
Bank of America Corp., 5.38%, 06/15/14 (e)	600	626
Bank of Montreal, 2.85%, 06/09/15 (e) (r)	5,500	5,820
Barclays Bank Plc, 6.05%, 12/04/17 (r)	2,000	2,021
BBVA Bancomer SA, 6.50%, 03/10/21 (e) (r)	6,300	6,363
BPCE SA, 2.38%, 10/04/13 (r)	2,700	2,651
Citigroup Inc.
5.30%, 10/17/12	1,000	1,012
1.32%, 02/15/13 (e) (i)	29,100	29,100
5.50%, 04/11/13	1,200	1,234
Commonwealth Bank of Australia
0.88%, 07/12/13 (i) (r)	14,700	14,756
0.97%, 06/25/14 (i) (r)	3,800	3,832
0.75%, 09/17/14 (e) (i) (r)	3,800	3,815
Dexia Credit Local
0.87%, 03/05/13 (i) (r)	3,100	3,006
0.95%, 04/29/14 (i) (r)	18,700	17,542
2.75%, 04/29/14 (r)	13,800	13,467
Ford Motor Credit Co. LLC
7.50%, 08/01/12	3,300	3,313
7.00%, 10/01/13 (e)	3,800	4,055
8.00%, 06/01/14 (e)	900	998
HSBC Finance Corp.
0.82%, 07/19/12 (i)	1,200	1,200
0.90%, 04/05/13 (i), EUR	2,600	3,278
International Lease Finance Corp.
6.38%, 03/25/13	700	715
5.63%, 09/20/13	1,100	1,126
6.50%, 09/01/14 (r)	1,000	1,055

See accompanying Notes to Financial Statements.

	Shares/Par (p)	Value
6.75%, 09/01/16 (r)	900	968
Macquarie Bank Ltd., 4.10%, 12/17/13	27,200	28,571
Magnolia Funding Ltd., 3.00%, 04/20/17 (f) (r), EUR	329	417
Marsh & McLennan Cos. Inc., 5.75%, 09/15/15	184	204
Merrill Lynch & Co. Inc.
6.05%, 08/15/12	16,100	16,189
1.40%, 09/27/12 (i), EUR	600	759
1.19%, 07/22/14 (i), EUR	200	241
Morgan Stanley
1.00%, 03/01/13 (i), EUR	2,100	2,627
2.97%, 05/14/13 (i)	2,600	2,596
0.76%, 01/09/14 (i)	5,300	5,041
0.94%, 10/15/15 (i)	1,000	891
National Australia Bank Ltd., 0.96%, 07/08/14 (i) (r)	1,900	1,916
NIBC Bank NV, 2.80%, 12/02/14 (r)	15,100	15,666
Nordea Bank AB, 1.36%, 01/14/14 (i) (r)	16,600	16,602
Pearson Dollar Finance Plc, 5.70%, 06/01/14 (e) (r)	1,000	1,071
Royal Bank of Scotland Plc, 2.89%, 08/23/13 (e) (i)	19,700	19,798
SLM Corp., 5.38%, 01/15/13	400	407
Toronto-Dominion Bank, 1.63%, 09/14/16 (e) (r)	200	204
TransCapitalInvest Ltd., 7.70%, 08/07/13 (r)	1,500	1,589
Turkiye Garanti Bankasi A/S, 2.97%, 04/20/16 (i) (r)	1,100	1,015
UBS AG, 2.25%, 08/12/13	7,100	7,122
Wells Fargo & Co., 7.98%, (callable at 100 beginning 03/15/18) (e) (m)	1,300	1,427
Westpac Banking Corp., 3.59%, 08/14/14 (r)	4,400	4,640
		292,222
HEALTH CARE - 0.1%
HCA Inc., 7.25%, 09/15/20	4,700	5,170

INDUSTRIALS - 0.0%
GATX Financial Corp., 5.80%, 03/01/16	1,000	1,070

MATERIALS - 0.0%
Rexam Plc, 6.75%, 06/01/13 (r)	700	723

TELECOMMUNICATION SERVICES - 0.3%
TDC A/S, 3.50%, 02/23/15, EUR	3,200	4,258
Telefonica Emisiones SAU, 0.80%, 02/04/13 (i)	4,641	4,548
		8,806
UTILITIES - 0.1%
NRG Energy Inc. Term Loan, 4.00%, 05/05/18 (i)	4,950	4,910

Total Corporate Bonds and Notes (cost $362,037)		366,492

GOVERNMENT AND AGENCY OBLIGATIONS - 91.6%
GOVERNMENT SECURITIES - 90.8%
Federal National Mortgage Association - 0.9% (w)
Federal National Mortgage Association
0.75%, 12/18/13	21,300	21,441
1.25%, 03/14/14	7,100	7,208
		28,649
Municipals - 0.2%
Illinois Student Assistance Commission, 0.95%, 04/25/17 (i)	433	433
North Carolina State Education Authority, 0.92%, 10/26/20 (i)	3,992	3,988
Tobacco Settlement Authority of West Virgina, 7.47%, 06/01/47	470	353
Tobacco Settlement Financing Corp., 4.75%, 06/01/34	1,000	771
Tobacco Settlement Funding Corp., 5.00%, 06/01/41	200	155
		5,700
Sovereign - 2.2%
Australia Government Bond, 3.00%, 09/20/25, AUD	18,600	26,281
Canadian Government Bond, 2.75%, 09/01/16, CAD	6,500	6,777
Instituto de Credito Oficial, 2.41%, 03/25/14 (i), EUR	12,800	15,497
New South Wales Treasury Corp.
2.75%, 11/20/25, AUD	15,900	20,453
2.50%, 11/20/35, AUD	1,900	2,277
		71,285
Treasury Inflation Index Securities - 87.5%
Australian Government Treasury Inflation Indexed Bond, 5.86%, 08/20/20 (s), AUD	14,100	27,815
Canadian Government Inflation Indexed Note
4.25%, 12/01/21 (n), CAD	4,119	5,731
3.00%, 12/01/36 (n), CAD	1,602	2,554
1.50%, 12/01/44 (n), CAD	9,514	12,129
U.S. Treasury Inflation Indexed Note
0.63%, 04/15/13 (n)	544	545
1.88%, 07/15/13 - 07/15/19 (n)	29,706	33,725
1.88%, 07/15/13, TBA (g) (n)	129,635	132,754
1.88%, 07/15/13 (n)	3,018	3,090
2.00%, 01/15/14 - 01/15/26 (n)	89,697	98,841
2.00%, 01/15/14 - 01/15/26, TBA (g) (n)	160,330	184,617
1.25%, 04/15/14 - 07/15/20, TBA (g) (n)	110,358	124,360
1.25%, 04/15/14 - 07/15/20 (n)	17,698	19,289
1.63%, 01/15/15 - 01/15/18, TBA (g) (n)	152,783	165,647
1.63%, 01/15/15 (n)	8,314	8,835
0.50%, 04/15/15 (n)	14,121	14,661
0.50%, 04/15/15, TBA (g) (n)	58,383	60,618
0.13%, 04/15/16 - 01/15/22, TBA (g) (n)	161,657	168,533
0.13%, 04/15/16 - 01/15/22 (n)	237,443	251,321
0.13%, 04/15/16 (n) (o)	18,971	19,746
2.50%, 07/15/16 - 01/15/29 (n)	5,526	7,420
0.13%, 04/15/17 (n)	56,526	59,670
2.63%, 07/15/17, TBA (g) (n)	25,529	30,323
2.63%, 07/15/17 (n)	8,326	9,890
1.38%, 01/15/20 (n) (o)	29,898	34,762
1.38%, 01/15/20, TBA (g) (n)	91,486	106,367
1.38%, 01/15/20 (n)	1,704	1,981
1.13%, 01/15/21 (n)	30,344	34,920
1.13%, 01/15/21, TBA (g) (n)	11,568	13,312
0.63%, 07/15/21 (n) (o)	232,144	258,550
0.63%, 07/15/21, TBA (g) (n)	2,041	2,275
0.13%, 01/15/22, TBA (g) (n) (o)	23,686	25,061
2.38%, 01/15/25 (n)	11,840	15,593
2.38%, 01/15/25 - 01/15/27, TBA (g) (n)	230,699	306,237
2.38%, 01/15/27 (n) (o)	43,127	57,871
1.75%, 01/15/28, TBA (g) (n)	73,571	92,176
1.75%, 01/15/28 (n) (o)	6,063	7,596
3.63%, 04/15/28, TBA (g) (n)	56,892	87,769
3.63%, 04/15/28 (n)	19,887	30,681
2.50%, 01/15/29, TBA (g) (n)	80,360	111,518
3.88%, 04/15/29, TBA (g) (n)	51,776	83,658
3.88%, 04/15/29 (n)	13,716	22,162
2.13%, 02/15/40 - 02/15/41 (n)	18,547	26,412
2.13%, 02/15/40 - 02/15/41, TBA (g) (n)	58,163	82,777

See accompanying Notes to Financial Statements.

	Shares/Par (p)	Value
0.75%, 02/15/42 (n)	29,224	30,655
United Kingdom Inflation Linked Treasury Bond, 0.38%, 03/22/62 (s), GBP	1,697	3,009
		2,877,456
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 0.8%
Federal Home Loan Mortgage Corp. - 0.2%
Federal Home Loan Mortgage Corp.
2.47%, 07/01/36 (i)	464	491
2.26%, 09/01/36 (i)	457	481
2.48%, 10/01/36 (i)	375	399
REMIC, 0.69%, 08/15/33 (i)	5,785	5,809
REMIC, 1.31%, 10/25/44 (i)	646	647
REMIC, 1.35%, 02/25/45 (i)	483	466
		8,293
Federal National Mortgage Association - 0.4%
Federal National Mortgage Association
4.50%, 04/01/23 - 04/01/24	5,139	5,513
2.22%, 11/01/35 (i)	126	133
5.61%, 03/01/36 (i)	304	326
5.82%, 06/01/36 (i)	97	106
REMIC, 0.31%, 07/25/37 (i)	394	377
REMIC, 0.93%, 02/25/41 (i)	5,911	5,925
		12,380
Government National Mortgage Association - 0.2%
Government National Mortgage Association REMIC, 0.54%, 03/20/37 (i)	5,561	5,548

Small Business Administration Participation Certificates - 0.0%
Small Business Administration Participation Certificates, 5.29%, 12/01/27	1,168	1,330

Total Government and Agency Obligations (cost $2,995,885)		3,010,641

PREFERRED STOCKS - 0.0%
FINANCIALS - 0.0%
Wells Fargo & Co., Convertible Preferred, 7.50%, Series L (m)	1	562

Total Preferred Stocks (cost $500)		562

PURCHASED OPTIONS - 0.1%
3 Month vs. 30- Year Forward Volatilty Agreement, Expiration 09/10/12, BOA (f)	95	773
3 Month vs. 30-Year Forward Volatilty Agreement, Expiration 12/10/12, DUB (f)	49	382
3 Month vs. 30-Year Forward Volatilty Agreement, Expiration 12/10/12, MSS (f)	70	545
Put Swaption, 3 month LIBOR versus 3.88% fixed, Expiration 04/14/14, DUB	165	650

Total Options (cost $2,682)		2,350

OTHER EQUITY INTERESTS - 0.0%
Lehman Brothers Holdings Inc. Escrow, 09/27/27 (u)	100	23

Total Other Equity Interests (cost $24)		23

SHORT TERM INVESTMENTS - 46.9%
Federal Home Loan Bank - 32.4% (w)
Federal Home Loan Bank
0.04%, 07/10/12 - 07/12/12	$1,020,000	1,019,988
0.11%, 08/29/12	27,400	27,398
0.14%, 11/02/12 - 11/16/12	16,500	16,494
		1,063,880
Federal Home Loan Mortgage Corp. - 6.6% (w)
Federal Home Loan Mortgage Corp.
0.11%, 10/16/12	500	500
0.13%, 10/22/12 - 11/06/12	38,700	38,689
0.15%, 11/14/12 - 11/19/12	153,500	153,434
0.14%, 11/15/12	4,100	4,098
0.16%, 12/10/12 - 01/22/13	20,150	20,137
		216,858
Federal National Mortgage Association - 3.9% (w)
Federal National Mortgage Association
0.12%, 09/19/12	32,900	32,894
0.13%, 10/10/12	1,100	1,100
0.14%, 10/15/12 - 11/14/12	27,900	27,892
0.15%, 11/28/12	5,200	5,198
0.16%, 12/05/12	1,400	1,399
0.18%, 12/19/12	58,300	58,264
		126,747
Investment Company - 0.0%
JNL Money Market Fund, 0.09% (a) (h)	1,631	1,631

Securities Lending Collateral - 1.2%
Securities Lending Cash Collateral Fund LLC, 0.34% (a) (h)	38,637	38,637

Treasury Securities - 2.8%
Japan Treasury Bill
0.00%,08/06/12, JPY	6,710,000	83,935
0.00%,08/13/12, JPY	600,000	7,505
U.S. Treasury Bill
0.14%, 10/04/12	$175	175
0.14%, 11/23/12 (o)	290	290
0.16%, 05/02/13 (o)	810	809
0.20%, 06/27/13 (o)	620	619
		93,333
Total Short Term Investments (cost $1,539,966)		1,541,086

Total Investments - 158.1% (cost $5,182,903)		5,196,167
Total Forward Sales Commitments - (0.1%) (proceeds $4,423)		(4,798)
Other Assets and Liabilities, Net - (58.0%)		(1,904,825)
Total Net Assets - 100.0%		$3,286,544

FORWARD SALES COMMITMENTS - 0.1%
GOVERNMENT AND AGENCY OBLIGATIONS - 0.1%
GOVERNMENT SECURITIES - 0.1%
Treasury Inflation Index Securities - 0.1%
U.S. Treasury Inflation Indexed Note, 2.13%, 02/15/41 (n)	$3,362	$4,798

Total Forward Sales Commitments - 0.1% (proceeds $4,423)		$4,798

JNL/PIMCO Total Return Bond Fund

Sector Weightings:	Percentage of Total Investments
U.S. Government Agency MBS	39.9%
Government Securities	37.0
Financials	11.8
Non-U.S. Government Agency ABS	4.0
Energy	0.9
Utilities	0.8
Information Technology	0.3

See accompanying Notes to Financial Statements.

Consumer Staples	0.3
Industrials	0.3
Materials	0.3
Health Care	0.2
Short Term Investments	4.2
Total Investments	100.0%

	Shares/Par (p)	Value
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 5.1%
Access Group Inc., 1.57%, 10/27/25 (i)	$5,980	$6,017
American Home Mortgage Investment Trust REMIC, 2.21%, 02/25/45 (i)	305	264
Amortizing Residential Collateral Trust REMIC, 0.83%, 07/25/32 (i)	15	12
Arran Residential Mortgages Funding Plc
1.89%, 05/16/47 (i) (r), EUR	465	589
2.09%, 05/16/47 (i) (r), EUR	4,800	6,100
Asset Backed Securities Corp. Home Equity REMIC, 0.52%, 09/25/34 (i)	294	258
Banc of America Commercial Mortgage Inc. REMIC
5.73%, 05/10/45 (i)	2,000	2,280
5.80%, 06/10/49 (i)	2,830	3,197
Banc of America Funding Corp. REMIC
5.03%, 02/20/35 (i)	5,088	4,867
2.63%, 05/25/35 (i)	388	395
Banc of America Large Loan Inc. REMIC, 1.99%, 11/15/15 (i) (r)	2,246	2,128
Banc of America Mortgage Securities Inc. REMIC
6.50%, 10/25/31	33	35
6.50%, 09/25/33	21	22
BCAP LLC
5.25%, 02/26/36 (r)	3,011	2,988
5.53%, 03/26/37 (r)	500	390
5.25%, 05/26/37 (r)	11,838	9,767
5.25%, 08/26/37 (r)	7,800	7,644
Bear Stearns Adjustable Rate Mortgage REMIC
2.95%, 11/25/30 (i)	2	2
2.90%, 02/25/33 (i)	11	9
5.68%, 02/25/33 (i)	8	8
2.63%, 04/25/33 (i)	62	59
2.89%, 01/25/34 (i)	258	258
Bear Stearns Adjustable Rate Mortgage Trust REMIC
2.87%, 11/25/34 (i)	1,273	1,086
3.17%, 11/25/34 (i)	340	338
3.08%, 03/25/35 (i)	2,692	2,649
Bear Stearns Alt-A Trust REMIC
2.88%, 05/25/35 (i)	628	499
2.88%, 09/25/35 (i)	390	267
Bear Stearns Asset Backed Securities Trust REMIC, 0.50%, 04/25/37 (i)	5,300	1,689
Bear Stearns CMBS REMIC, 5.47%, 01/12/45 (i)	700	801
Bear Stearns Commercial Mortgage Securities Inc. REMIC, 5.33%, 02/11/44	300	323
Bear Stearns Structured Products Inc. REMIC
2.85%, 01/26/36 (i)	1,157	685
2.83%, 12/26/46 (i)	634	354
Chase Issuance Trust, 1.97%, 09/15/15 (i)	12,800	13,035
Chase Mortgage Finance Corp. REMIC, 5.25%, 12/25/35 (i)	5,150	4,861
Citigroup Mortgage Loan Trust Inc. REMIC
2.58%, 10/25/35 (i)	163	142
0.31%, 07/25/45 (i)	1,086	706
Commercial Mortgage Pass-Through Certificates REMIC, 5.31%, 12/10/46	2,100	2,359
Countrywide Alternative Loan Trust REMIC, 0.43%, 05/25/47 (i)	769	435
Countrywide Home Loan Mortgage Pass-Through Trust REMIC
2.65%, 11/20/34 (i)	2,027	1,652
2.62%, 11/25/34 (i)	865	712
2.71%, 02/20/35 (i)	1,466	1,198
5.75%, 12/25/35	8,297	7,263
2.59%, 02/20/36 (i)	203	150
Credit Suisse Mortgage Capital Certificates REMIC
5.85%, 03/15/39 (i)	200	220
5.70%, 09/15/40 (i)	7,800	8,366
CS First Boston Mortgage Securities Corp. REMIC, 0.89%, 03/25/32 (i) (r)	19	14
CVS Pass-Through Trust, 6.94%, 01/10/30	360	427
Equity One ABS Inc., 0.81%, 11/25/32 (i)	128	105
European Loan Conduit, 0.84%, 05/15/19 (i), EUR	255	273
First American Alternative Mortgage Securities REMIC, 2.60%, 09/25/35 (i)	483	350
First Horizon Asset Securities Inc. REMIC
2.62%, 10/25/35 (i)	3,040	2,431
5.41%, 02/25/36 (i)	3,042	2,802
Galaxy CLO Ltd., 0.75%, 04/17/17 (i) (r)	2,639	2,609
Granite Master Issuer Plc
0.42%, 12/17/54 (i)	2,139	2,054
0.44%, 12/20/54 (i)	12,131	11,649
0.60%, 12/20/54 (i), EUR	4,462	5,441
REMIC, 0.38%, 12/20/54 (i) (r)	977	939
GreenPoint Mortgage Funding Trust REMIC, 0.33%, 01/25/47 (i)	4	4
Greenwich Capital Commercial Funding Corp. REMIC
5.44%, 03/10/39 (e)	1,000	1,109
4.80%, 08/10/42 (i)	100	108
GS Mortgage Securities Corp. II, 1.10%, 03/06/20 (i) (r)	1,442	1,433
GSR Mortgage Loan Trust REMIC
2.65%, 09/25/35 (i)	1,851	1,799
5.13%, 11/25/35 (i)	789	756
Harborview Mortgage Loan Trust REMIC
0.46%, 05/19/35 (i)	167	105
3.09%, 07/19/35 (i)	767	551
HSBC Home Equity Loan Trust REMIC, 0.53%, 01/20/34 (i)	1,049	963
IndyMac ARM Trust REMIC, 1.75%, 01/25/32 (i)	1	—
IndyMac Index Mortgage Loan Trust REMIC, 2.51%, 01/25/36 (i)	812	503
JPMorgan Chase Commercial Mortgage Securities Corp. REMIC
4.07%, 11/15/43 (r)	4,600	5,019
5.34%, 05/15/47	1,900	2,102
5.44%, 06/12/47	11,300	12,753
5.42%, 01/15/49	6,400	7,161
5.79%, 02/12/51 (i)	14,500	16,762
5.88%, 02/15/51 (i)	700	795
JPMorgan Mortgage Trust REMIC
5.01%, 02/25/35 (i)	204	204
5.75%, 01/25/36	321	296
5.50%, 04/25/36	1,668	1,575
Long Beach Mortgage Loan Trust REMIC, 0.81%, 10/25/34 (i)	34	28

See accompanying Notes to Financial Statements.

	Shares/Par (p)	Value
MASTR Asset Backed Securities Trust REMIC
0.30%, 01/25/37 (i)	507	103
0.33%, 05/25/37 (i)	124	117
Mellon Residential Funding Corp. REMIC
2.61%, 10/20/29 (i)	142	141
0.72%, 06/15/30 (i)	309	294
Merrill Lynch Mortgage Investors Inc. REMIC
2.54%, 05/25/33 (i)	600	576
0.46%, 02/25/36 (i)	394	287
Merrill Lynch/Countrywide Commercial Mortgage Trust REMIC
6.16%, 08/12/49 (i)	10,700	11,765
5.48%, 03/12/51 (i)	1,500	1,633
Mid-State Trust REMIC, 8.33%, 04/01/30	7	7
MLCC Mortgage Investors Inc. REMIC
1.25%, 10/25/35 (i)	181	156
0.50%, 11/25/35 (i)	332	267
Morgan Stanley Asset-Backed Securities Capital I REMIC, 0.29%, 01/25/37 (i)	5	5
Morgan Stanley Capital I REMIC, 5.81%, 12/12/49	100	116
Morgan Stanley Re-REMIC Trust, 6.00%, 08/12/45 (i) (r)	800	907
MortgageIT Trust REMIC, 0.51%, 12/25/35 (i)	8,848	5,989
Prime Mortgage Trust REMIC
0.65%, 02/25/19 (i)	4	4
0.65%, 02/25/34 (i)	54	48
RBSSP Resecuritization Trust, 0.50%, 02/26/37 (i) (r)	4,035	3,288
Securitized Asset Backed Receivables LLC Trust REMIC, 0.31%, 12/25/36 (i)	329	71
Sequoia Mortgage Trust REMIC, 0.59%, 10/19/26 (i)	50	46
SLM Student Loan Trust
2.89%, 12/16/19 (i) (r)	1,000	1,015
1.97%, 04/25/23 (i)	9,302	9,604
Soundview Home Equity Loan Trust REMIC, 0.38%, 12/25/36 (i)	4,062	3,419
Structured Asset Mortgage Investments Inc. REMIC
0.90%, 09/19/32 (i)	66	59
0.49%, 07/19/35 (i)	779	675
0.38%, 03/25/37 (i)	1,431	775
Structured Asset Securities Corp. REMIC
2.54%, 02/25/32 (i)	2	2
0.83%, 01/25/33 (i)	9	7
Vendee Mortgage Trust REMIC, 6.50%, 09/15/24	463	541
Wachovia Bank Commercial Mortgage Trust REMIC
0.32%, 06/15/20 (i) (r)	1,269	1,181
0.33%, 09/15/21 (i) (r)	3,963	3,838
Washington Mutual Mortgage Pass-Through Certificates REMIC
1.95%, 02/25/31 (i)	1	1
2.47%, 01/25/36 (i)	1,386	1,137
1.55%, 08/25/42 (i)	147	118
1.35%, 11/25/42 (i)	83	71
0.54%, 10/25/45 (i)	166	133
Wells Fargo Mortgage Backed Securities Trust REMIC
2.61%, 01/25/35 (i)	722	685
2.62%, 03/25/36 (i)	800	706
2.62%, 03/25/36 (i)	5,726	4,775
2.66%, 04/25/36 (i)	4,370	3,605

Total Non-U.S. Government Agency Asset-Backed Securities (cost $232,238)		238,366

CORPORATE BONDS AND NOTES - 18.8%
CONSUMER DISCRETIONARY - 0.0%
Daimler Finance North America LLC, 1.67%, 09/13/13 (e) (i) (r)	2,200	2,213

CONSUMER STAPLES - 0.4%
Campbell Soup Co., 4.50%, 02/15/19	6,800	7,722
Kraft Foods Inc.
2.63%, 05/08/13	3,000	3,044
6.13%, 02/01/18 (e)	1,400	1,678
Reynolds Group Issuer Inc., 6.88%, 02/15/21 (e) (r)	4,000	4,160
		16,604
ENERGY - 1.2%
El Paso Corp.
8.05%, 10/15/30	600	681
7.80%, 08/01/31	800	898
Gaz Capital SA
5.09%, 11/29/15 (e) (r)	200	210
6.21%, 11/22/16 (r)	300	325
9.25%, 04/23/19	1,100	1,372
Gazprom International SA, 7.20%, 02/01/20	78	85
Gazprom OAO, 9.63%, 03/01/13	200	209
Korea Hydro & Nuclear Power Co. Ltd., 6.25%, 06/17/14 (r)	3,300	3,550
Novatek Finance Ltd., 5.33%, 02/03/16 (r)	900	936
Odebrecht Drilling Norbe VIII/IX Ltd., 6.35%, 06/30/21 (e) (r)	980	1,027
Peabody Energy Corp., 7.88%, 11/01/26	500	511
Petrobras International Finance Co.
5.88%, 03/01/18 (e)	1,300	1,441
8.38%, 12/10/18 (e)	700	873
7.88%, 03/15/19 (e)	16,800	20,435
Petroleos Mexicanos
8.00%, 05/03/19 (e)	6,500	8,255
5.50%, 01/21/21	6,900	7,797
5.50%, 06/27/44 (e) (q)	1,100	1,125
Petroleum Export Ltd. Term Loan B, 3.31%, 12/20/12 (f) (i)	931	885
Ras Laffan Liquefied Natural Gas Co. Ltd. III, 5.84%, 09/30/27 (r)	500	550
TNK-BP Finance SA
7.50%, 07/18/16	1,600	1,778
7.88%, 03/13/18	500	572
7.25%, 02/02/20	1,000	1,123
		54,638
FINANCIALS - 14.8%
AGFS Funding Co. Term Loan, 5.50%, 05/28/17 (i)	4,000	3,762
Allstate Life Global Funding Trust, 5.38%, 04/30/13	1,900	1,977
Ally Financial Inc.
6.88%, 08/28/12 (e)	2,400	2,412
7.50%, 12/31/13	10,000	10,600
3.67%, 02/11/14 (i)	700	695
4.50%, 02/11/14	100	101
8.30%, 02/12/15	5,800	6,322
4.63%, 06/26/15 (e)	1,000	1,006
5.50%, 02/15/17 (e)	5,000	5,079
7.50%, 09/15/20 (e)	1,900	2,135

See accompanying Notes to Financial Statements.

	Shares/Par (p)	Value
8.00%, 11/01/31	10,000	11,725
American Express Bank FSB, 5.50%, 04/16/13	2,700	2,801
American Express Co., 7.00%, 03/19/18	1,900	2,352
American General Finance Corp., 4.88%, 07/15/12 (e)	500	500
American International Group Inc.
5.05%, 10/01/15	200	212
5.85%, 01/16/18	21,000	23,216
8.25%, 08/15/18 (e)	10,100	12,193
6.25%, 05/01/36 (e)	6,800	7,843
6.25%, 03/15/37 (e) (i)	800	740
8.18%, 05/15/58 (e) (i)	4,400	4,774
ANZ National International Ltd., 6.20%, 07/19/13 (r)	2,200	2,305
Asciano Finance Ltd., 5.00%, 04/07/18 (r)	19,300	20,160
Australia & New Zealand Banking Group Ltd., 2.13%, 01/10/14 (r)	6,400	6,476
Banco Santander Brazil SA, 2.41%, 03/18/14 (i) (r)	4,100	3,946
Bank of America Corp.
4.50%, 04/01/15 (e)	3,400	3,505
6.50%, 08/01/16	10,500	11,530
6.00%, 09/01/17 (e)	1,700	1,835
5.65%, 05/01/18	9,300	9,944
Bank of China Hong Kong Ltd., 5.55%, 02/11/20 (r)	800	864
Bank of India, 6.25%, 02/16/21	3,100	3,085
Bank of Montreal, 2.85%, 06/09/15 (e) (r)	1,800	1,905
Bank of Nova Scotia
1.65%, 10/29/15 (e) (r)	2,200	2,249
1.95%, 01/30/17 (e) (r)	200	206
Barclays Bank Plc
5.45%, 09/12/12 (e)	10,700	10,795
2.38%, 01/13/14	3,200	3,208
BBVA Bancomer SA
4.50%, 03/10/16 (e) (r)	1,200	1,206
6.50%, 03/10/21 (r)	2,400	2,424
BNP Paribas, 5.19%, (callable at 100 beginning 06/29/15) (e) (m) (r)	4,100	3,526
BPCE SA, 2.38%, 10/04/13 (r)	900	884
Braskem Finance Ltd., 5.75%, 04/15/21 (e) (r)	4,100	4,213
CIT Group Inc., 5.25%, 04/01/14 (e) (r)	800	828
Citigroup Capital XXI, 8.30%, 12/21/57 (i)	9,800	9,824
Citigroup Inc.
5.50%, 08/27/12	1,500	1,509
5.63%, 08/27/12	1,000	1,006
5.30%, 10/17/12	600	607
5.50%, 04/11/13	13,900	14,293
5.85%, 07/02/13	400	418
5.50%, 10/15/14 (e)	10,900	11,541
4.88%, 05/07/15	3,500	3,590
6.00%, 08/15/17	4,000	4,382
6.13%, 08/25/36	1,700	1,672
Credit Agricole SA, 8.38%, (callable at 100 beginning 10/13/19) (e) (m) (r)	15,500	12,749
Credit Suisse New York, 2.20%, 01/14/14 (e)	1,900	1,912
Dai-ichi Life Insurance Co. Ltd., 7.25%, (callable at 100 beginning 07/25/21) (e) (m) (r)	2,300	2,426
DNB Bank ASA, 3.20%, 04/03/17 (r)	1,700	1,719
Enel Finance International SA, 6.25%, 09/15/17 (r)	4,700	4,718
Export-Import Bank of Korea
5.88%, 01/14/15	9,700	10,605
5.13%, 06/29/20	1,400	1,561
Fifth Third Bancorp
0.89%, 12/20/16 (i)	1,400	1,291
8.25%, 03/01/38	10,200	13,843
Ford Motor Credit Co. LLC
7.50%, 08/01/12 (e)	2,800	2,811
7.00%, 10/01/13 (e)	500	534
7.00%, 04/15/15 (e)	1,900	2,112
5.63%, 09/15/15 (e)	3,900	4,239
5.88%, 08/02/21	300	334
Gazprom - White Nights
10.50%, 03/08/14	1,000	1,121
10.50%, 03/25/14	200	224
General Electric Capital Corp. - Series A
7.13% (callable at 100 beginning 06/15/22) (m)	1,200	1,268
6.88%, 01/10/39 (e)	30,200	38,962
5.50%, 09/15/67 (r), EUR	6,100	6,932
6.38%, 11/15/67 (e) (i)	13,900	14,473
Goldman Sachs Group Inc.
1.03%, 05/23/16 (i), EUR	2,500	2,865
6.25%, 09/01/17	4,400	4,784
5.95%, 01/18/18	1,200	1,284
6.75%, 10/01/37	6,300	6,174
HBOS Capital Funding LP, 6.46%, (callable at 100 beginning 11/30/18) (m), GBP	5,700	5,555
HSBC Bank Plc, 2.00%, 01/19/14 (r)	2,000	2,018
HSBC Holdings Plc
5.10%, 04/05/21	15,800	17,640
6.50%, 05/02/36	500	551
6.50%, 09/15/37	700	777
ICICI Bank Ltd., 4.75%, 11/25/16 (r)	13,600	13,478
International Lease Finance Corp.
5.55%, 09/05/12 (e)	4,200	4,221
5.75%, 05/15/16 (e)	700	710
6.75%, 09/01/16 (r)	1,900	2,042
JPMorgan Chase & Co.
7.90% (callable at 100 beginning 04/30/18) (m)	4,200	4,604
0.90%, 09/26/13 (i), EUR	100	126
3.15%, 07/05/16 (e)	2,600	2,674
6.00%, 01/15/18 (e)	1,100	1,263
JPMorgan Chase Bank NA, 6.00%, 10/01/17	4,100	4,590
Korea Development Bank, 8.00%, 01/23/14	1,200	1,309
Korea Housing Finance Corp., 4.13%, 12/15/15 (r)	2,900	3,068
LBG Capital No.1 Plc
8.50% (callable at 100 beginning 12/17/21) (m) (r)	200	184
7.87%, 12/17/19, GBP	1,900	2,559
11.04%, 03/19/20, GBP	3,600	5,638
6.44%, 05/23/20, EUR	3,100	3,129
LBG Capital No.2 Plc
15.00%, 12/21/19, GBP	1,200	2,255
8.88%, 02/07/20, EUR	1,200	1,352
Lloyds TSB Bank Plc, 4.88%, 01/21/16 (e)	3,400	3,569
Macquarie Bank Ltd., 6.63%, 04/07/21 (r)	29,100	29,178
Merrill Lynch & Co. Inc.
6.05%, 08/15/12	600	603
6.40%, 08/28/17 (e)	1,900	2,067
MetLife Capital Trust X, 9.25%, 04/08/38 (e) (i) (r)	13,200	16,170
Morgan Stanley
2.97%, 05/14/13 (i)	4,000	3,995
6.25%, 08/28/17	1,200	1,239
5.95%, 12/28/17	1,800	1,849

See accompanying Notes to Financial Statements.

	Shares/Par (p)	Value
MUFG Capital Finance Ltd., 6.30%, (callable at 100 beginning 01/25/17) (m), GBP	1,200	1,917
National Australia Bank Ltd.
5.35%, 06/12/13 (r)	1,900	1,980
1.42%, 07/25/14 (i) (r)	2,300	2,313
National Bank of Canada, 2.20%, 10/19/16 (e) (r)	400	417
Nationwide Building Society, 4.65%, 02/25/15 (e) (r)	3,500	3,624
Nationwide Life Global Funding I, 5.45%, 10/02/12 (r)	16,200	16,318
Nordea Bank AB, 2.13%, 01/14/14 (r)	900	901
Northern Rock Plc, 5.63%, 06/22/17 (e) (q)	16,000	17,331
Ohio National Financial Services Inc., 6.38%, 04/30/20 (r)	900	1,013
Pacific LifeCorp., 6.00%, 02/10/20 (r)	900	982
Principal Life Income Funding Trusts, 5.30%, 04/24/13 (e)	1,700	1,763
RBS Capital Trust I, 4.71%, (callable at 100 beginning 07/01/13) (m)	800	468
Regions Bank, 7.50%, 05/15/18 (e)	2,400	2,700
Resona Bank Ltd., 5.85%, (callable at 100 beginning 04/15/16) (m) (r)	300	309
Royal Bank of Scotland Group Plc, 6.99%, (callable at 100 beginning 10/05/17) (e) (m) (r)	2,100	1,617
Royal Bank of Scotland Plc
1.16%, 04/11/16 (i)	200	155
1.24%, 10/14/16 (i)	600	464
RZD Capital Ltd., 5.74%, 04/03/17	1,500	1,601
Santander Finance Preferred SA Unipersonal, 11.30%, (callable at 100 beginning 07/27/14) (m), GBP	700	967
Santander US Debt SA Unipersonal, 2.99%, 10/07/13 (r)	8,800	8,462
Sberbank of Russia
4.95%, 02/07/17 (r)	1,300	1,319
6.13%, 02/07/22 (r)	700	729
SLM Corp.
5.13%, 08/27/12 (e)	500	502
3.13%, 09/17/12, EUR	2,500	3,154
0.99%, 06/17/13 (i), EUR	1,250	1,534
8.45%, 06/15/18 (e)	3,400	3,808
8.00%, 03/25/20	1,100	1,204
5.63%, 08/01/33	800	676
Springleaf Finance Corp., 6.90%, 12/15/17	1,900	1,516
State Bank of India, 4.50%, 07/27/15 (r)	2,500	2,542
State Street Capital Trust III, 5.46%, (callable at 100 beginning 03/15/13) (e) (m)	1,700	1,705
State Street Capital Trust IV, 1.47%, 06/15/37 (i)	200	144
Stone Street Trust, 5.90%, 12/15/15 (r)	7,000	7,162
Sumitomo Mitsui Banking Corp., 1.95%, 01/14/14 (r)	6,000	6,062
Svenska Handelsbanken AB, 1.47%, 09/14/12 (i) (r)	17,000	17,019
Sydney Airport Finance Co. Pty Ltd., 5.13%, 02/22/21 (l) (r)	500	535
Temasek Financial I Ltd., 4.30%, 10/25/19 (e) (r)	1,800	2,014
TransCapitalInvest Ltd., 8.70%, 08/07/18 (r)	800	997
UBS AG, 5.88%, 12/20/17	1,200	1,340
UBS Preferred Funding Trust V, 6.24%, (callable at 100 beginning 05/15/16) (e) (m)	10,000	9,400
USB Capital IX, 3.50%, (callable at 100 beginning 09/04/12) (m)	3,800	2,925
VEB Finance Ltd., 6.90%, 07/09/20 (r)	23,500	25,426
Vnesheconombank Via VEB Finance Ltd., 5.45%, 11/22/17 (r)	1,100	1,138
Wachovia Corp., 5.75%, 02/01/18	4,300	5,086
Wells Fargo & Co., 7.98%, (callable at 100 beginning 03/15/18) (e) (m)	2,400	2,634
		687,608
HEALTH CARE - 0.2%
Amgen Inc., 6.15%, 06/01/18 (e)	7,300	8,758
UnitedHealth Group Inc., 4.88%, 02/15/13	1,600	1,641
		10,399
INDUSTRIALS - 0.4%
CSN Islands XI Corp., 6.88%, 09/21/19 (e) (r)	700	763
CSN Resources SA, 6.50%, 07/21/20 (r)	7,900	8,558
Noble Group Ltd.
4.88%, 08/05/15 (r)	1,000	1,000
6.75%, 01/29/20	2,600	2,509
Union Pacific Corp., 4.16%, 07/15/22	3,000	3,342
		16,172
INFORMATION TECHNOLOGY - 0.4%
Dell Inc., 4.70%, 04/15/13	3,600	3,710
International Business Machines Corp., 5.70%, 09/14/17 (e)	12,200	14,668
		18,378
MATERIALS - 0.3%
Corp. Nacional del Cobre de Chile
7.50%, 01/15/19 (r)	1,900	2,407
6.15%, 10/24/36 (r)	200	250
Gerdau Holdings Inc.
7.00%, 01/20/20 (e) (r)	4,400	4,906
5.75%, 01/30/21 (r)	6,400	6,634
Vale Overseas Ltd.
6.25%, 01/23/17	300	341
6.88%, 11/21/36 (e)	300	348
		14,886
TELECOMMUNICATION SERVICES - 0.1%
AT&T Inc., 6.30%, 01/15/38	1,400	1,744
Qtel International Finance Ltd.
3.38%, 10/14/16 (r)	300	311
4.75%, 02/16/21 (e) (r)	200	213
		2,268
UTILITIES - 1.0%
Centrais Eletricas Brasileiras SA, 6.88%, 07/30/19 (r)	5,000	5,819
CMS Energy Corp., 5.05%, 02/15/18	2,300	2,458
Comision Federal de Electricidad, 4.88%, 05/26/21 (r)	15,500	16,740
Electricite de France SA
5.50%, 01/26/14 (e) (r)	1,600	1,694
6.95%, 01/26/39 (r)	1,300	1,540
ENN Energy Holdings Ltd., 6.00%, 05/13/21 (e) (r)	500	503
Entergy Corp., 3.63%, 09/15/15 (e) (l)	5,200	5,346
Majapahit Holding BV
8.00%, 08/07/19 (r)	2,200	2,640
7.75%, 01/20/20 (r)	5,000	5,963
NRG Energy Inc., 8.25%, 09/01/20 (e)	3,500	3,623
NV Energy Inc., 6.25%, 11/15/20 (e)	1,800	2,009
Tokyo Electric Power Co. Inc.
1.50%, 05/30/14, JPY	4,000	47

See accompanying Notes to Financial Statements.

	Shares/Par (p)	Value
1.85%, 07/28/14, JPY	19,000	225
		48,607
Total Corporate Bonds and Notes (cost $817,991)		871,773

GOVERNMENT AND AGENCY OBLIGATIONS - 103.3%
GOVERNMENT SECURITIES - 48.7%
Federal Home Loan Mortgage Corp. - 1.8% (w)
Federal Home Loan Mortgage Corp.
5.25%, 04/18/16	400	468
2.50%, 05/27/16	66,200	70,625
5.50%, 07/18/16 - 08/23/17	4,000	4,823
2.00%, 08/25/16	500	525
5.00%, 02/16/17	2,700	3,205
3.75%, 03/27/19	1,500	1,733
		81,379
Federal National Mortgage Association - 0.5% (w)
Federal National Mortgage Association
4.38%, 10/15/15	9,600	10,775
5.00%, 02/13/17 - 05/11/17	6,200	7,357
5.38%, 06/12/17	5,900	7,148
		25,280
Municipals - 3.2%
Bay Area Toll Authority, Toll Bridge Revenue, RB, 7.04%, 04/01/50	3,400	4,809
Buckeye Tobacco Settlement Financing Authority (insured by AMBAC Assurance Corp.), 5.88%, 06/01/30	1,000	782
California Infrastructure & Economic Development Bank, 6.49%, 05/15/49	1,000	1,222
California State University, 6.43%, 11/01/30	1,400	1,656
Calleguas - Las Virgenes Public Financing Authority, 5.94%, 07/01/40	1,100	1,337
Chicago Transit Authority
6.30%, 12/01/21 - 12/01/21	300	333
6.20%, 12/01/40	1,000	1,112
6.90%, 12/01/40 - 12/01/40	4,100	4,881
City of New York
5.52%, 10/01/37	7,630	9,020
6.27%, 12/01/37	6,560	8,420
City of North Las Vegas Nevada, Ad Valorem Property Tax, GO, 6.57%, 06/01/40	9,200	10,745
County of Clark NV, 6.82%, 07/01/45	1,600	2,190
Fresno County, California Pension Bond (insured by National Public Finance Guarantee Corp.), 0.00%, 08/15/21 (j)	2,000	1,362
Golden State Tobacco Securitization Corp., 5.75%, 06/01/47	6,900	5,540
Illinois Municipal Electric Agency, 6.83%, 02/01/35	1,800	2,143
Irvine Ranch Water District Series B, 6.62%, 05/01/40	16,800	23,504
Los Angeles Unified School District, 6.76%, 07/01/34	3,100	4,015
Los Angeles Unified School District (insured by Federal Agricultural Mortgage Corp.), 4.50%, 07/01/22	3,600	3,978
Los Angeles Unified School District (insured by National Public Finance Guarantee Corp), 4.50%, 01/01/28	6,300	6,696
New Jersey Economic Development Authority (insured by National Public Finance Guarantee Corp.) - Series B, 0.00%, 02/15/19 (j)	5,410	4,229
New Jersey State Turnpike Authority, 7.41%, 01/01/40	7,800	11,370
New Jersey Transportation Trust Fund Authority, 5.25%, 06/15/36	4,800	5,401
New York City Municipal Water Finance Authority, 5.00%, 06/15/44	1,000	1,110
New York State Dormitory Authority, 5.05%, 09/15/27	4,700	5,530
North Carolina Turnkpike Authority, 6.70%, 01/01/39	2,000	2,305
Pennsylvania Economic Development Financing Authority, 6.53%, 06/15/39	1,900	2,300
Port Authority of New York & New Jersey, 5.65%, 11/01/40	1,100	1,333
San Diego Tobacco Settlement Revenue Funding Corp., 7.13%, 06/01/32	760	604
Santa Barbara Secondary High School District, 0.00%, 08/01/36 (j)	10,000	2,886
State of California
7.70%, 11/01/30	100	118
7.95%, 03/01/36	600	710
State of California Various Purpose Bond
7.50%, 04/01/34	600	750
5.65%, 04/01/39	600	622
7.55%, 04/01/39	600	772
State of Iowa, 6.75%, 06/01/34	4,100	4,868
State of Texas, 4.75%, 04/01/35	500	534
Tobacco Settlement Authority of Iowa, 6.50%, 06/01/23	205	197
Tobacco Settlement Authority of West Virgina, 7.47%, 06/01/47	1,670	1,255
University of California, 6.55%, 05/15/48	1,500	1,967
Washington State Convention Center Public Facilities District, 6.79%, 07/01/40	5,600	6,841
Washington State Municipal Bond (insured by National Public Finance Guarantee Corp), 0.00%, 12/01/20 (j)	1,400	1,135
		150,582
Sovereign - 6.8%
Banco Nacional de Desenvolvimento Economico e Social, 4.13%, 09/15/17 (r), EUR	1,000	1,312
Brazil Notas do Tesouro Nacional, 10.00%, 01/01/17 - 01/01/21, BRL	3,162	1,612
Canada Housing Trust No. 1
3.35%, 12/15/20 (r), CAD	7,500	8,067
3.80%, 06/15/21 (r), CAD	1,000	1,112
2.65%, 03/15/22 (r), CAD	800	812
Mexican Bonos
6.00%, 06/18/15, MXN	24,700	1,916
7.75%, 12/14/17, MXN	37,700	3,203
10.00%, 12/05/24, MXN	3,200	336
Mexico Government International Bond, 0.35%, 08/23/12, MXN	1,315,000	97,914
Panama Government International Bond, 7.25%, 03/15/15	400	457
Province of British Columbia, Canada
3.25%, 12/18/21, CAD	200	208
4.30%, 06/18/42, CAD	200	234
Province of Ontario, Canada
1.60%, 09/21/16 (e)	66,200	67,393
4.30%, 03/08/17, CAD	2,600	2,834
4.50%, 12/01/17 - 12/01/18, CAD	1,200	1,334
4.20%, 03/08/18 - 06/02/20, CAD	3,400	3,745
5.50%, 06/02/18, CAD	700	814
3.00%, 07/16/18 (e)	500	537

See accompanying Notes to Financial Statements.

	Shares/Par (p)	Value
4.40%, 06/02/19, CAD	2,400	2,671
4.40%, 04/14/20 (e)	8,400	9,765
4.00%, 06/02/21, CAD	10,200	11,097
4.25%, 12/01/21, CAD	8,900	9,794
3.15%, 06/02/22, CAD	39,500	40,066
2.45%, 06/29/22 (e)	8,200	8,094
4.70%, 06/02/37, CAD	6,100	7,204
4.60%, 06/02/39, CAD	1,700	2,001
Province of Quebec, Canada
4.50%, 12/01/16 - 12/01/20, CAD	600	669
3.50%, 12/01/22, CAD	18,800	19,428
Republic of Korea, 4.38%, 08/10/15	7,200	7,675
Russian Foreign Bond, 3.25%, 04/04/17 (r)	2,800	2,817
		315,121
Treasury Inflation Index Securities - 3.3%
Italy Buoni Poliennali Del Tesoro Inflation Indexed Note, 2.10%, 09/15/21 (n), EUR	2,242	2,218
U.S. Treasury Inflation Indexed Note
0.13%, 04/15/16 - 01/15/22 (n)	3,258	3,444
1.38%, 01/15/20 (n)	7,767	9,031
1.25%, 07/15/20 (n)	17,408	20,212
1.13%, 01/15/21 (n)	7,994	9,199
0.63%, 07/15/21 (n)	3,573	3,979
2.38%, 01/15/25 - 01/15/27 (n)	28,147	37,478
2.00%, 01/15/26 (n)	20,171	25,742
1.75%, 01/15/28 (n)	220	275
3.63%, 04/15/28 (n)	2,276	3,511
2.50%, 01/15/29 (n)	9,645	13,385
3.88%, 04/15/29 (n)	1,680	2,714
0.75%, 02/15/42 (n)	20,365	21,362
		152,550
U.S. Treasury Securities - 33.1%
U.S. Treasury Bond
3.13%, 11/15/41	4,300	4,622
3.00%, 05/15/42	7,100	7,436
U.S. Treasury Note
0.88%, 01/31/17	40,900	41,255
0.88%, 02/28/17, TBA (g)	48,400	48,820
1.00%, 03/31/17 (o)	253,700	257,188
0.88%, 04/30/17 (o)	151,300	152,447
0.63%, 05/31/17 (o)	324,800	323,303
0.75%, 06/30/17	177,300	177,480
3.50%, 02/15/18	6,800	7,780
1.50%, 08/31/18 (o)	192,500	198,621
1.38%, 11/30/18	98,700	100,952
1.25%, 04/30/19	69,000	69,765
1.13%, 05/31/19	114,600	114,779
3.38%, 11/15/19	9,600	11,107
1.75%, 05/15/22	17,100	17,239
		1,532,794
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 54.6%
Federal Home Loan Mortgage Corp. - 4.4%
Federal Home Loan Mortgage Corp.
6.00%, 03/01/16 - 02/01/39	15,753	17,318
1.00%, 03/08/17 - 06/29/17	68,900	69,124
1.25%, 05/12/17	3,000	3,040
1.75%, 05/30/19 (e)	9,100	9,308
2.38%, 01/13/22	1,200	1,231
5.50%, 05/01/26 - 03/01/40	13,631	14,839
2.78%, 07/01/27 (i)	1	1
4.50%, 09/01/38 - 06/01/41	28,436	30,453
4.50%, 08/15/40 - 04/15/41, TBA (g)	23,000	24,665
6.00%, 07/15/42, TBA (g)	16,000	17,530
REMIC, 0.39%, 07/15/19 (i)	554	553
REMIC, 0.41%, 08/15/19	1,403	1,402
REMIC, 7.00%, 05/15/23	183	210
REMIC, 0.69%, 11/15/30 (i)	4	4
REMIC, 4.50%, 03/15/34	8,981	9,805
REMIC, 0.29%, 12/25/36 (i)	1,303	1,295
REMIC, 3.50%, 01/15/42	3,848	3,867
REMIC, 1.35%, 02/25/45 (i)	77	75
		204,720
Federal National Mortgage Association - 49.8%
Federal National Mortgage Association
4.50%, 02/01/39 - 07/01/42	379,247	408,036
3.50%, 09/01/13 - 12/01/40	20,244	21,403
4.00%, 09/01/13 - 11/01/41	135,813	144,569
0.50%, 07/02/15	26,700	26,667
2.38%, 07/28/15	9,600	10,130
6.00%, 05/01/16 - 07/01/40	76,195	83,899
5.38%, 07/15/16	4,600	5,436
5.25%, 09/15/16	300	355
1.38%, 11/15/16	15,700	16,069
1.25%, 01/30/17 (e)	54,200	55,054
1.13%, 04/27/17 (e)	9,300	9,387
3.33%, 11/01/21	99	107
5.50%, 04/01/22 - 07/01/41	80,307	87,845
3.50%, 07/15/26 - 07/15/41, TBA (g)	446,000	469,141
2.50%, 07/15/27 - 07/17/27, TBA (g)	47,000	48,430
3.00%, 07/15/27, TBA (g)	112,000	117,337
4.00%, 07/15/27 - 07/15/42, TBA (g)	174,000	185,048
4.50%, 07/15/27 - 08/01/36, TBA (g)	175,800	188,427
5.50%, 07/15/27 - 07/15/42, TBA (g)	192,000	209,414
6.50%, 07/01/29 - 02/01/37	64	73
5.00%, 02/01/34 - 06/01/37	76,167	82,671
2.32%, 01/01/35 (i)	1,471	1,547
1.55%, 09/01/40 (i)	9	9
3.00%, 04/01/42 - 05/01/42	100,000	102,778
6.00%, 08/15/42, TBA (g)	11,000	12,086
1.35%, 06/01/43 (i)	433	437
REMIC, 5.00%, 04/25/33	324	360
REMIC, 6.50%, 12/25/42	63	72
REMIC, 2.56%, 05/25/35 (i)	103	107
REMIC, 0.70%, 09/25/35 (i)	3,225	3,226
REMIC, 0.56%, 04/25/37 (i)	1,524	1,522
REMIC, 0.31%, 07/25/37 (i)	715	684
REMIC, 0.75%, 06/25/39 (i)	15,768	15,780
REMIC, 0.60%, 03/25/44 (i)	416	403
		2,308,509
Government National Mortgage Association - 0.0%
Government National Mortgage Association
2.38%, 05/20/26 - 05/20/30 (i)	67	69
1.63%, 02/20/27 - 02/20/32 (i)	99	103
		172
Small Business Administration Participation Certificates - 0.4%
Small Business Administration Participation Certificates
6.29%, 01/01/21	16	18
5.13%, 09/01/23	38	42
5.52%, 06/01/24	740	836
5.29%, 12/01/27	701	798
5.16%, 02/01/28	8,406	9,599
5.49%, 03/01/28	7,501	8,553
		19,846
Total Government and Agency Obligations (cost $4,703,812)		4,790,953

See accompanying Notes to Financial Statements.

	Shares/Par (p)	Value
PREFERRED STOCKS - 0.0%
CONSUMER DISCRETIONARY - 0.0%
General Motors Co. (f)	128	192

Total Preferred Stocks (cost $0)		192

TRUST PREFERREDS - 0.5%
FINANCIALS - 0.5%
DG Funding Trust, 2.54%, (callable at 10,000 beginning 09/30/10) (f) (m) (q)	—	3,118
GMAC Capital Trust I, 8.13%	740	17,797

Total Trust Preferreds (cost $22,926)		20,915

OTHER EQUITY INTERESTS - 0.1%
Lehman Brothers Holdings Inc. Escrow, 11/24/08 (u)	4,800	1,080
Lehman Brothers Holdings Inc. Escrow, 11/10/09 (u)	900	203
Lehman Brothers Holdings Inc. Escrow, 11/16/09 (u)	400	90
Lehman Brothers Holdings Inc. Escrow, 07/18/11 (u)	1,100	247
Lehman Brothers Holdings Inc. Escrow, 01/24/13 (u)	1,000	229
Lehman Brothers Holdings Inc. Escrow, 09/26/14 (u)	1,700	394

Total Other Equity Interests (cost $2,355)		2,243

SHORT TERM INVESTMENTS - 5.4%
Certificates of Deposit - 0.5%
Bank of Nova Scotia, 0.72%, 08/09/12 (i)	$7,600	7,600
Intesa Sanpaolo SpA, 2.38%, 12/21/12	15,200	14,823
Itau Unibanco Holding SA, 1.61%, 11/05/12	2,700	2,685
		25,108
Investment Companies - 0.1%
JNL Money Market Fund, 0.09% (a) (h)	6,291	6,291

Securities Lending Collateral - 2.9%
Securities Lending Cash Collateral Fund LLC, 0.34% (a) (h)	132,020	132,020

Treasury Securities - 1.9%
Japan Treasury Bill, 0.00%, 07/30/12, JPY	580,000	7,255
U.S. Treasury Bill
0.14%, 10/25/12 (o)	$571	571
0.14%, 11/01/12 (o)	51	51
0.13%, 11/15/12 (o)	2,044	2,043
0.14%, 11/23/12 (o)	54	54
0.16%, 05/02/13 (o)	2,511	2,507
0.20%, 06/27/13	73,700	73,549
		86,030
Total Short Term Investments (cost $249,705)		249,449

Total Investments - 133.2% (cost $6,029,027)		6,173,891
Total Forward Sales Commitments - (3.7%) (proceeds $170,258)		(170,412)
Other Assets and Liabilities, Net - (29.5%) (o)		(1,366,669)
Total Net Assets - 100.0%		$4,636,810

FORWARD SALES COMMITMENTS - 3.7%
GOVERNMENT AND AGENCY OBLIGATIONS - 3.7%
GOVERNMENT SECURITIES - 0.8%
U.S. Treasury Securities - 0.8%
U.S. Treasury Note, 0.88%, 02/28/17	$48,400	$35,404

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 2.9%
Federal National Mortgage Association - 2.9%
Federal National Mortgage Association
3.00%, 07/15/42	100,000	102,547
5.00%, 08/15/42	30,000	32,461
		135,008
Total Forward Sales Commitments - 3.7% (proceeds $170,258)		$170,412

JNL/PPM America Floating Rate Income Fund* (t) (x)

Sector Weightings:	Percentage of Total Investments
Consumer Discretionary	24.6%
Health Care	15.0
Industrials	12.0
Materials	10.6
Financials	9.3
Information Technology	9.2
Telecommunication Services	4.5
Energy	3.3
Consumer Staples	3.2
Utilities	2.7
Short Term Investments	5.6
Total Investments	100.0%

CORPORATE BONDS AND NOTES - 7.3%
CONSUMER DISCRETIONARY - 1.9%
Other Securities		$9,249

CONSUMER STAPLES - 0.0%
Other Securities		225

ENERGY - 1.5%
Other Securities		7,411

FINANCIALS - 1.0%
International Lease Finance Corp., 6.25%, 05/15/19	1,000	1,019
Other Securities		4,127
		5,146
HEALTH CARE - 0.6%
Community Health Systems Inc., 8.00%, 11/15/19	714	760
HCA Inc., 8.50%, 04/15/19	1,000	1,120
Other Securities		1,084
		2,964
INDUSTRIALS - 0.4%
Other Securities		1,907

INFORMATION TECHNOLOGY - 0.3%
SunGard Data Systems Inc., 10.25%, 08/15/15	1,000	1,027

See accompanying Notes to Financial Statements.

	Shares/Par (p)	Value
Other Securities		493
		1,520
MATERIALS - 0.4%
Other Securities		1,898

TELECOMMUNICATION SERVICES - 0.6%
Other Securities		2,947

UTILITIES - 0.6%
AES Corp., 7.38%, 07/01/21 (r)	1,000	1,113
Calpine Corp., 7.25%, 10/15/17 (r)	1,000	1,075
Other Securities		828
		3,016
Total Corporate Bonds and Notes (cost $35,911)		36,283

VARIABLE RATE SENIOR LOAN INTERESTS - 88.3% (i)
CONSUMER DISCRETIONARY - 23.0%
Affinion Group Replacement Term Loan, 5.00%, 10/10/16	1,975	1,796
ARAMARK Corp. Extended Term Loan
3.50%, 01/26/14	196	194
3.49%, 07/26/16	279	277
3.49%, 07/26/16	649	643
3.50%, 07/26/16	1,877	1,860
Atlantic Broadband Finance LLC 1st Lien Term Loan, 5.25%, 04/15/19	1,786	1,786
Atlantic Broadband Finance LLC 2nd Lien Term Loan, 9.75%, 10/15/19	1,515	1,495
Bass Pro Group LLC Term Loan B
5.25%, 06/13/17	848	849
5.25%, 06/13/17	1	1
5.25%, 06/13/17	4	4
5.25%, 06/13/17	18	18
5.25%, 06/13/17	1,490	477
5.25%, 06/15/17	1,490	1,491
Cequel Communications LLC Term Loan, 4.00%, 02/28/19	2,500	2,446
Formula One Holdings Term Loan	1,000	999
5.75%, 04/30/17
5.75%, 04/30/17	1,500	1,498
Freedom Group Inc. Term Loan
5.50%, 04/19/19	38	38
5.50%, 04/19/19	2,462	2,462
Goodyear Engineered Products Delayed Draw Term Loan, 2.50%, 07/31/14	124	120
Goodyear Engineered Products Term Loan, 5.50%, 07/31/14	1,000	987
Goodyear Engineered Products Term Loan B, 2.50%, 07/31/14	1,850	1,790
Michaels Stores Extended Term Loan B-2
4.92%, 07/31/16	—	—
5.00%, 07/31/16	1,035	1,033
5.00%, 07/31/16	784	783
5.00%, 07/31/16	725	724
5.00%, 07/31/16	456	455
Neiman Marcus Group Senior Term Loan, 4.75%, 05/16/18	3,000	2,961
PETCO Animal Supplies Inc. New Term Loan, 4.50%, 11/25/17	2,764	2,739
Reynolds Group Holdings Term Loan E
6.50%, 02/09/18	1,087	1,092
6.50%, 02/09/18	2	2
6.50%, 02/09/18	1	1
6.50%, 02/09/18	1	1
6.50%, 02/09/18	2	2
6.50%, 02/09/18	6	6
6.50%, 02/09/18	566	568
6.50%, 02/09/18	3	3
6.50%, 02/09/18	3	3
6.50%, 02/09/18	971	975
Springs Window Fashions LLC Term Loan B, 6.00%, 05/31/17	1,412	1,386
Visant Holding Corp. Term Loan B, 5.25%, 12/22/16	3,261	3,155
Other Securities		77,821
		114,941
CONSUMER STAPLES - 3.1%
Del Monte New Term Loan B, 4.50%, 02/16/18	2,983	2,936
Pinnacle Foods Finance LLC Term Loan E, 4.75%, 09/01/18	2,500	2,469
Other Securities		10,331
		15,736
ENERGY - 1.9%
Other Securities		9,491

FINANCIALS - 8.4%
Asurion LLC 1st Lien Term Loan
5.50%, 06/01/18	216	215
5.50%, 06/01/18	250	248
Asurion LLC Term Loan
5.50%, 06/01/18	920	914
5.50%, 06/01/18	437	435
5.50%, 06/01/18	1,031	1,025
Capital Automotive LLC Term Loan B-2
5.00%, 03/15/17	2,310	2,283
5.25%, 03/15/17	103	101
5.25%, 03/15/17	873	862
Goodman Global Inc. Initial Term Loan, 5.75%, 10/28/16	2,799	2,795
International Lease Finance Corp. Term Loan
5.00%, 06/30/17	1,000	1,001
5.00%, 06/30/17	1,000	1,001
Nuveen Investments Inc. Extended Term Loan
5.97%, 05/13/17	368	362
5.97%, 05/13/17	1,632	1,604
5.99%, 05/13/17	54	53
5.99%, 05/13/17	544	535
6.05%, 05/13/17	402	395
Nuveen Investments Inc. Term Loan, 8.25%, 03/01/19	1,000	1,001
Other Securities		27,160
		41,990
HEALTH CARE - 14.6%
Community Health Systems Delayed Draw Term Loan
3.77%, 01/25/17	2,806	2,761
3.97%, 01/25/17	26	26
4.02%, 01/25/17	97	95
Emdeon Business Services LLC Term Loan
5.00%, 11/17/18	345	345
5.00%, 11/17/18	1,323	1,321
5.00%, 11/17/18	54	54
5.00%, 11/17/18	546	546
5.00%, 11/17/18	79	78
5.00%, 11/17/18	154	153
HCA Inc. Term Loan B-3, 3.50%, 05/01/18	3,000	2,909
Multiplan Inc. Term Loan
4.75%, 08/26/17	1,726	1,701
4.75%, 08/26/17	1,726	985

See accompanying Notes to Financial Statements.

	Shares/Par (p)	Value
Quintiles Transnational Corp. Term Loan B, 5.00%, 06/08/18	2,481	2,450
Radnet Management Inc. Term Loan B, 5.75%, 04/06/16	1,975	1,955
Select Medical Corp. Term Loan B, 5.50%, 06/01/18	2,233	2,187
United Surgical Partners International Inc. 1st Lien Term Loan, 6.00%, 03/30/19	2,500	2,450
Valitas Health Services Inc. Term Loan B, 5.75%, 06/03/17	2,481	2,415
Other Securities		50,368
		72,799
INDUSTRIALS - 11.7%
ACCO Brands Corp. Term Loan B, 4.25%, 03/15/19	2,488	2,481
Edwards Ltd. Incremental Term Loan, 5.50%, 05/31/16	862	856
Protection One Inc. Replacement Term Loan, 5.75%, 03/16/19	2,500	2,486
RBS Global & Rexnord LLC Term Loan B, 5.00%, 04/01/18	2,494	2,505
TransDigm Inc. Term Loan
4.07%, 02/14/17	539	1,993
5.25%, 02/14/17	539	538
Other Securities		47,763
		58,622
INFORMATION TECHNOLOGY - 9.0%
Commscope Inc. Term Loan, 4.25%, 01/14/18	2,480	2,462
DG FastChannel Inc. Term Loan B, 5.75%, 07/31/18	3,071	3,025
Freescale Semiconductor Inc. Term Loan B, 4.49%, 12/01/16	1,971	1,862
Freescale Semiconductor Inc. Term Loan B-2, 6.00%, 02/27/19	1,000	983
SunGard Data Systems Inc. Term Loan, 3.75%, 02/28/17	714	706
SunGard Data Systems Inc. Term Loan B, 3.88%, 02/28/16	1,428	1,409
Verint Systems Inc. Term Loan, 4.50%, 04/29/17	2,475	2,450
Other Securities		31,898
		44,795
MATERIALS - 10.4%
Fairmount Minerals Ltd. Term Loan B, 5.25%, 03/15/15	2,302	2,287
Hexion US Term Loan C-1B, 4.00%, 05/05/15	2,054	1,978
Hexion US Term Loan C-2B, 4.25%, 05/05/15	878	845
Ineos U.S. Finance LLC Term Loan B, 6.50%, 05/04/18	3,000	2,933
JMC Steel Group Inc. Term Loan, 4.75%, 04/01/17	1,638	1,618
OM Group Inc. Term Loan B, 5.75%, 08/02/17	2,811	2,797
Solutia Inc. Term Loan 1, 3.50%, 08/01/17	2,073	2,066
Styron S.A.R.L. LLC Term Loan B, 6.00%, 08/02/17	2,967	2,776
Tronox Inc. Delayed Draw Term Loan, 5.50%, 02/13/18	536	525
Tronox Inc. Term Loan, 4.25%, 02/08/18	1,964	1,926
Univar Inc. Term Loan B, 5.00%, 06/30/17	2,809	2,754
Other Securities		29,312
		51,817
TELECOMMUNICATION SERVICES - 4.0%
Level 3 Communications Inc. Term Loan B-2, 5.75%, 09/18/18	2,000	1,998
Syniverse Holdings Inc. Term Loan, 5.00%, 04/23/19	2,500	2,480
Telesat Canada US Term Loan B, 4.25%, 03/26/19	2,500	2,470
Other Securities		12,937
		19,885
UTILITIES - 2.2%
Aes Corp. Term Loan B, 4.32%, 06/08/18	1,970	1,968
Calpine Corp. B-2 Term Loan, 4.50%, 04/01/18	1,496	1,484
Calpine Corp. Term Loan, 4.50%, 03/07/18	985	977
GenOn Energy Inc. Term Loan B, 6.00%, 09/20/17	2,982	2,949
Other Securities		3,443
		10,821
Total Variable Rate Senior Loan Interests (cost $445,367)		440,897

SHORT TERM INVESTMENTS - 5.7%

Investment Company - 5.7%
State Street Institutional Liquid Reserves Fund, 0.10% (h)	28,437	28,437

Total Short Term Investments (cost $28,437)		28,437

Total Investments - 101.3% (cost $509,715)		505,617
Other Assets and Liabilities, Net - (1.3%)		(6,629)
Total Net Assets - 100.0%		$498,988

JNL/PPM America High Yield Bond Fund* (x)

Sector Weightings:	Percentage of Total Investments
Consumer Discretionary	17.2%
Energy	12.4
Financials	8.6
Materials	7.3
Industrials	7.1
Telecommunication Services	6.2
Health Care	5.0
Utilities	4.4
Consumer Staples	3.2
Non-U.S. Government Agency ABS	2.3
Information Technology	1.8
Investment Companies	0.4
Short Term Investments	24.1
Total Investments	100.0%

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 2.9%
Wachovia Bank Commercial Mortgage Trust REMIC
6.23%, 06/15/45 (i)	$6,331	$4,022
6.18%, 05/15/46 (i)	5,000	4,047
Other Securities		35,389

Total Non-U.S. Government Agency Asset-Backed Securities (cost $41,302)		43,458

See accompanying Notes to Financial Statements.

	Shares/Par (p)	Value
CORPORATE BONDS AND NOTES - 87.3%
CONSUMER DISCRETIONARY - 21.2%
Boyd Gaming Corp.
9.13%, 12/01/18 (e)	3,183	3,278
9.00%, 07/01/20 (r)	7,273	7,291
CCO Holdings LLC
7.00%, 01/15/19 (e)	3,143	3,394
6.50%, 04/30/21 (e)	5,000	5,325
Codere Finance Luxembourg SA, 9.25%, 02/15/19 (e) (r)	12,282	8,659
Delphi Corp., 6.13%, 05/15/21 (e)	9,098	9,940
DISH DBS Corp.
4.63%, 07/15/17 (r)	8,000	8,010
5.88%, 07/15/22 (r)	2,000	2,020
Ford Motor Co., 7.45%, 07/16/31 (e)	14,000	17,535
Harrah’s Operating Co. Inc.
5.38%, 12/15/13	4,500	4,117
10.75%, 02/01/16	1,000	790
11.25%, 06/01/17	1,291	1,409
10.00%, 12/15/18	2,000	1,368
Limited Brands Inc., 5.63%, 02/15/22	3,452	3,556
Ltd Brands Inc., 6.63%, 04/01/21	5,960	6,511
MGM Resorts International
6.75%, 04/01/13	2,600	2,662
7.63%, 01/15/17	2,925	3,020
11.38%, 03/01/18	2,000	2,355
8.63%, 02/01/19 (e) (r)	5,000	5,350
9.00%, 03/15/20	329	365
Unitymedia GmbH, 7.50%, 03/15/19 (e) (q)	8,159	8,649
Other Securities		211,818
		317,422
CONSUMER STAPLES - 3.6%
Reynolds Group Issuer Inc.
9.00%, 04/15/19 (e) (r)	1,538	1,534
9.88%, 08/15/19 (e) (r)	6,000	6,225
6.88%, 02/15/21 (e) (r)	1,435	1,492
8.25%, 02/15/21 (r)	4,000	3,800
Rite Aid Corp.
9.50%, 06/15/17 (e)	3,000	3,068
10.25%, 10/15/19	1,000	1,125
9.25%, 03/15/20 (e) (r)	6,154	6,169
8.00%, 08/15/20	2,000	2,265
Other Securities		28,942
		54,620
ENERGY - 14.7%
Alpha Natural Resources Inc., 6.25%, 06/01/21 (e)	11,922	10,074
Arch Coal Inc.
7.25%, 10/01/20 (e)	2,500	2,113
7.25%, 06/15/21 (e)	9,090	7,613
Calumet Specialty Products Partners LP
9.38%, 05/01/19 (e)	4,766	4,778
9.38%, 05/01/19	3,125	3,133
9.63%, 08/01/20 (e) (r)	1,538	1,561
Cimarex Energy Co., 5.88%, 05/01/22	8,377	8,691
El Paso Pipeline Partners Operating Co. LLC, 6.50%, 04/01/20 (e)	7,000	8,124
Everest Acquisition LLC, 9.38%, 05/01/20 (r)	12,067	12,504
Hornbeck Offshore Services Inc.
8.00%, 09/01/17 (e)	3,000	3,221
5.88%, 04/01/20 (r)	3,871	3,842
Magnum Hunter Resources Corp., 9.75%, 05/15/20 (r)	7,760	7,527
Oasis Petroleum Inc., 6.88%, 01/15/23	9,107	9,141
Other Securities		138,514
		220,836
FINANCIALS - 8.5%
Ally Financial Inc., 4.63%, 06/26/15 (e)	10,000	10,062
CIT Group Inc.
7.00%, 05/02/16 (e) (r)	10,000	10,025
7.00%, 05/02/17 (e) (r)	3,455	3,462
Ford Motor Credit Co. LLC, 5.00%, 05/15/18	6,098	6,475
International Lease Finance Corp.
8.63%, 09/15/15 (e)	2,988	3,302
5.88%, 04/01/19	6,000	6,006
6.25%, 05/15/19	2,490	2,537
8.25%, 12/15/20 (e)	3,003	3,439
8.63%, 01/15/22 (e)	3,000	3,474
SLM Corp.
6.25%, 01/25/16	3,715	3,901
6.00%, 01/25/17	3,000	3,099
7.25%, 01/25/22 (e)	3,324	3,515
Springleaf Finance Corp., 6.90%, 12/15/17	5,000	3,991
Springleaf Finance Corp. Term Loan, 5.50%, 05/06/17 (i)	5,969	5,614
Other Securities		58,448
		127,350
HEALTH CARE - 6.0%
Community Health Systems Inc.
8.88%, 07/15/15	809	830
8.00%, 11/15/19 (e)	7,294	7,768
HCA Inc.
6.25%, 02/15/13	2,234	2,284
5.75%, 03/15/14	3,561	3,726
6.50%, 02/15/16 (e)	4,000	4,310
6.50%, 02/15/20	6,571	7,121
7.50%, 02/15/22 (e)	3,000	3,270
Vanguard Health Holding Co. II LLC
8.00%, 02/01/18 (e)	4,679	4,784
7.75%, 02/01/19 (e) (r)	5,000	5,050
Other Securities		51,283
		90,426
INDUSTRIALS - 8.8%
Aircastle Ltd.
9.75%, 08/01/18 (e)	6,000	6,645
7.63%, 04/15/20 (e)	4,082	4,143
Bombardier Inc.
7.50%, 03/15/18 (r)	2,730	2,993
7.75%, 03/15/20 (e) (r)	3,000	3,337
5.75%, 03/15/22 (e) (r)	4,000	3,985
Welltec A/S, 8.00%, 02/01/19 (r)	7,429	7,132
Other Securities		104,214
		132,449
INFORMATION TECHNOLOGY - 2.2%
First Data Corp.
7.38%, 06/15/19 (r)	7,004	7,144
12.63%, 01/15/21 (e)	1,813	1,815
Other Securities		23,969
		32,928
MATERIALS - 9.2%
FMG Resources August 2006 Pty Ltd.
6.88%, 02/01/18 (e) (r)	5,497	5,552
8.25%, 11/01/19 (e) (r)	9,859	10,451
Ineos Group Holdings Plc, 8.50%, 02/15/16 (e) (r)	8,000	7,340

See accompanying Notes to Financial Statements.

	Shares/Par (p)	Value
Sappi Papier Holding GmbH
7.75%, 07/15/17 (r)	3,687	3,733
8.38%, 06/15/19 (r)	3,529	3,533
Tekni-Plex Inc., 9.75%, 06/01/19 (r)	7,957	8,037
Other Securities		98,705
		137,351
TELECOMMUNICATION SERVICES - 7.6%
Frontier Communications Corp.
8.50%, 04/15/20 (e)	3,244	3,439
9.25%, 07/01/21 (e)	5,000	5,375
8.75%, 04/15/22	1,295	1,360
9.00%, 08/15/31	7,429	7,095
Intelsat Luxembourg SA, 11.25%, 02/04/17	9,500	9,785
Sprint Nextel Corp.
6.00%, 12/01/16	4,000	3,830
8.38%, 08/15/17 (e)	4,500	4,612
7.00%, 03/01/20 (e) (r)	2,553	2,655
11.50%, 11/15/21 (e) (r)	4,000	4,460
Telesat Canada
6.00%, 05/15/17 (e) (r)	11,250	11,447
12.50%, 11/01/17	500	557
Wind Acquisition Finance SA
7.25%, 02/15/18 (r)	5,854	5,122
7.25%, 02/15/18 (e) (r)	3,146	2,737
Other Securities		50,783
		113,257
UTILITIES - 5.5%
AES Corp.
9.75%, 04/15/16 (e)	1,355	1,606
8.00%, 10/15/17 (e)	2,000	2,275
8.00%, 06/01/20	2,000	2,295
7.38%, 07/01/21 (e) (r)	3,367	3,746
Calpine Corp.
7.88%, 07/31/20 (e) (r)	3,000	3,307
7.88%, 01/15/23 (e) (r)	4,149	4,522
Energy Future Holdings Corp.
10.88%, 11/01/17 (e)	688	583
11.25%, 11/01/17 (e)	837	726
10.00%, 12/01/20	1,380	1,501
Energy Future Intermediate Holding Co. LLC, 11.75%, 03/01/22 (e) (r)	10,333	10,565
NRG Energy Inc.
7.63%, 01/15/18 (e)	7,825	8,099
7.88%, 05/15/21 (e)	835	843
Puget Energy Inc.
6.00%, 09/01/21	4,669	4,970
5.63%, 07/15/22 (r)	5,818	5,978
Other Securities		30,666
		81,682
Total Corporate Bonds and Notes (cost $1,282,153)		1,308,321

COMMON STOCKS - 2.4%
CONSUMER DISCRETIONARY - 0.3%
Other Securities		4,283

CONSUMER STAPLES - 0.4%
Other Securities		5,320

ENERGY - 0.7%
Other Securities		10,250

FINANCIALS - 0.7%
Other Securities		10,676

HEALTH CARE - 0.2%
Other Securities		3,437

TELECOMMUNICATION SERVICES - 0.1%
Other Securities		2,318

Total Common Stocks (cost $32,222)		36,284

PREFERRED STOCKS - 1.3%
FINANCIALS - 1.3%
Ally Financial Inc., 7.00% (m) (r)	1	903
PNC Financial Services Group Inc., 6.13%, (callable at 25 beginning 5/1/22), Series P (m)	310	8,169
US BanCorp., 6.00%, (callable at 25 beginning 4/15/17), Series G (m)	369	10,103
Other Securities		202

Total Preferred Stocks (cost $20,087)		19,377

TRUST PREFERREDS - 0.2%
FINANCIALS - 0.2%
Other Securities		3,059

Total Trust Preferreds (cost $2,880)		3,059

INVESTMENT COMPANIES - 0.4%
Other Securities		7,036

Total Investment Companies (cost $5,446)		7,036

OTHER EQUITY INTERESTS - 0.1%
Wind Acquisition Finance SA, 11.75%, 07/15/17 (e) (r) (u)	1,113	899
Other Securities		12

Total Other Equity Interests (cost $1,102)		911

SHORT TERM INVESTMENTS - 30.1%
Investment Company - 4.5%
JNL Money Market Fund, 0.09% (a) (h)	67,224	67,224

Securities Lending Collateral - 25.6%
Securities Lending Cash Collateral Fund LLC, 0.34% (a) (h)	382,841	382,841
Securities Lending Liquidating Fund LLC, 0.38% (a) (h)	300	292
		383,133
Total Short Term Investments (cost $450,365)		450,357

Total Investments - 124.7% (cost $1,835,557)		1,868,803
Other Assets and Liabilities, Net - (24.7%)		(370,527)
Total Net Assets - 100.0%		$1,498,276

JNL/PPM America Mid Cap Value Fund

Sector Weightings:	Percentage of Total Investments
Industrials	20.0%
Financials	15.2
Consumer Discretionary	11.2
Energy	10.3
Information Technology	9.7
Materials	8.9
Health Care	7.1

See accompanying Notes to Financial Statements.

Utilities	4.0
Consumer Staples	3.3
Short Term Investments	10.3
Total Investments	100.0%

	Shares/Par (p)	Value
COMMON STOCKS - 99.9%
CONSUMER DISCRETIONARY - 12.5%
Bally Technologies Inc. (c)	52	$2,403
Best Buy Co. Inc. (e)	118	2,467
Macy’s Inc.	114	3,920
Meredith Corp. (e)	96	3,066
Newell Rubbermaid Inc.	217	3,942
Royal Caribbean Cruises Ltd.	87	2,262
Viacom Inc. - Class B	44	2,050
		20,110
CONSUMER STAPLES - 3.6%
Ingredion Inc.	76	3,778
SUPERVALU Inc. (e)	404	2,094
		5,872
ENERGY - 11.5%
Comstock Resources Inc. (c) (e)	101	1,658
Diamond Offshore Drilling Inc. (e)	66	3,897
Helix Energy Solutions Group Inc. (c)	195	3,198
National Oilwell Varco Inc.	23	1,508
Patterson-UTI Energy Inc.	277	4,038
W&T Offshore Inc. (e)	275	4,201
		18,500
FINANCIALS - 17.0%
Allstate Corp.	92	3,214
American Financial Group Inc.	100	3,915
Astoria Financial Corp. (e)	375	3,672
Hartford Financial Services Group Inc.	233	4,112
Janus Capital Group Inc.	533	4,166
Lincoln National Corp.	188	4,116
Reinsurance Group of America Inc.	77	4,097
		27,292
HEALTH CARE - 7.9%
CIGNA Corp.	86	3,766
LifePoint Hospitals Inc. (c)	80	3,291
Owens & Minor Inc.	53	1,617
Teleflex Inc.	66	3,990
		12,664
INDUSTRIALS - 22.2%
Belden Inc.	51	1,708
Con-Way Inc.	91	3,268
Esterline Technologies Corp. (c)	63	3,922
GATX Corp.	63	2,414
Kennametal Inc.	119	3,958
Lincoln Electric Holdings Inc.	84	3,665
SkyWest Inc.	220	1,439
Spirit Aerosystems Holdings Inc. (c)	173	4,130
Steelcase Inc. - Class A	365	3,293
Terex Corp. (c)	220	3,915
Textron Inc.	162	4,039
		35,751
INFORMATION TECHNOLOGY - 10.8%
Applied Materials Inc.	294	3,373
Avnet Inc. (c)	127	3,925
Fairchild Semiconductor International Inc. (c)	283	3,992
Omnivision Technologies Inc. (c)	168	2,239
Teradyne Inc. (c)	271	3,807
		17,336
MATERIALS - 9.9%
Allegheny Technologies Inc.	58	1,856
Nucor Corp.	44	1,664
Olin Corp.	150	3,138
PPG Industries Inc.	19	1,974
Reliance Steel & Aluminum Co.	82	4,126
Steel Dynamics Inc.	273	3,204
		15,962
UTILITIES - 4.5%
Edison International	86	3,968
PNM Resources Inc.	166	3,238
		7,206
Total Common Stocks (cost $166,533)		160,693

SHORT TERM INVESTMENTS - 11.5%
Securities Lending Collateral - 11.5%
Securities Lending Cash Collateral Fund LLC, 0.34% (a) (h)	18,496	18,496

Total Short Term Investments (cost $18,496)		18,496

Total Investments - 111.4% (cost $185,029)		179,189
Other Assets and Liabilities, Net - (11.4%)		(18,357)
Total Net Assets - 100.0%		$160,832

JNL/PPM America Small Cap Value Fund

Sector Weightings:	Percentage of Total Investments
Industrials	23.3%
Consumer Discretionary	13.3
Information Technology	10.8
Financials	10.3
Energy	9.5
Health Care	7.6
Consumer Staples	6.1
Materials	4.9
Utilities	1.7
Short Term Investments	12.5
Total Investments	100.0%

COMMON STOCKS - 100.2%
CONSUMER DISCRETIONARY - 15.2%
Bally Technologies Inc. (c)	49	$2,300
Bob Evans Farms Inc.	57	2,300
Columbia Sportswear Co. (e)	40	2,118
Jakks Pacific Inc. (e)	123	1,972
Meredith Corp. (e)	70	2,249
Skechers U.S.A. Inc. - Class A (c)	44	888
Superior Industries International Inc.	138	2,261
		14,088
CONSUMER STAPLES - 7.0%
Cott Corp. (c)	282	2,314
Hain Celestial Group Inc. (c)	25	1,393
Ingredion Inc.	18	881
SUPERVALU Inc. (e)	360	1,866
		6,454

See accompanying Notes to Financial Statements.

	Shares/Par (p)	Value
ENERGY - 10.9%
Comstock Resources Inc. (c)	77	1,269
Helix Energy Solutions Group Inc. (c)	140	2,298
Hercules Offshore Inc. (c)	613	2,169
Patterson-UTI Energy Inc.	132	1,916
W&T Offshore Inc. (e)	159	2,434
		10,086
FINANCIALS - 11.8%
American Financial Group Inc.	31	1,197
Astoria Financial Corp. (e)	218	2,133
Independent Bank Corp. (e)	80	2,346
Janus Capital Group Inc.	309	2,414
Reinsurance Group of America Inc.	18	968
SeaBright Insurance Holdings Inc.	214	1,905
		10,963
HEALTH CARE - 8.8%
Greatbatch Inc. (c)	105	2,378
LifePoint Hospitals Inc. (c)	60	2,442
Owens & Minor Inc.	32	980
Teleflex Inc.	38	2,309
		8,109
INDUSTRIALS - 26.6%
Apogee Enterprises Inc.	144	2,314
Belden Inc.	70	2,334
Con-Way Inc.	65	2,344
Esterline Technologies Corp. (c)	37	2,319
GATX Corp.	44	1,694
GenCorp Inc. (c) (e)	379	2,465
Kennametal Inc.	66	2,185
Lincoln Electric Holdings Inc.	20	889
SkyWest Inc.	317	2,067
Spirit Aerosystems Holdings Inc. (c)	58	1,392
Steelcase Inc. - Class A	268	2,423
Terex Corp. (c)	127	2,259
		24,685
INFORMATION TECHNOLOGY - 12.3%
Benchmark Electronics Inc. (c)	168	2,348
Fairchild Semiconductor International Inc. (c)	165	2,332
Omnivision Technologies Inc. (c)	164	2,194
SYNNEX Corp. (c)	68	2,338
Teradyne Inc. (c)	157	2,202
		11,414
MATERIALS - 5.6%
Olin Corp.	113	2,354
Reliance Steel & Aluminum Co.	23	1,177
Steel Dynamics Inc.	145	1,702
		5,233
UTILITIES - 2.0%
PNM Resources Inc.	95	1,848
Total Common Stocks (cost $93,852)		92,880

SHORT TERM INVESTMENTS - 14.3%
Securities Lending Collateral - 14.3%
Securities Lending Cash Collateral Fund LLC, 0.34% (a) (h)	13,286	13,286

Total Short Term Investments (cost $13,286)		13,286

Total Investments - 114.5% (cost $107,138)		106,166
Other Assets and Liabilities, Net - (14.5%)		(13,473)
Total Net Assets - 100.0%		$92,693

JNL/PPM America Value Equity Fund

Sector Weightings:	Percentage of Total Investments
Financials	23.9%
Information Technology	15.9
Energy	12.1
Consumer Discretionary	11.0
Health Care	10.6
Industrials	9.1
Consumer Staples	6.0
Materials	3.9
Telecommunication Services	2.9
Utilities	1.8
Short Term Investments	2.8
Total Investments	100.0%

COMMON STOCKS - 99.6%
CONSUMER DISCRETIONARY - 11.2%
Best Buy Co. Inc. (e)	80	$1,677
Comcast Corp. - Class A	101	3,219
Macy’s Inc.	84	2,889
Newell Rubbermaid Inc.	116	2,095
Royal Caribbean Cruises Ltd.	51	1,338
Viacom Inc. - Class B	67	3,165
		14,383
CONSUMER STAPLES - 6.2%
Altria Group Inc.	94	3,234
Archer-Daniels-Midland Co.	96	2,822
CVS Caremark Corp.	40	1,865
		7,921
ENERGY - 12.4%
Apache Corp.	37	3,270
Chevron Corp.	31	3,249
Diamond Offshore Drilling Inc. (e)	48	2,826
National Oilwell Varco Inc.	25	1,579
Occidental Petroleum Corp.	39	3,302
Patterson-UTI Energy Inc.	117	1,708
		15,934
FINANCIALS - 24.5%
Allstate Corp.	65	2,288
Bank of America Corp.	159	1,301
Goldman Sachs Group Inc.	34	3,211
Hartford Financial Services Group Inc.	186	3,286
JPMorgan Chase & Co.	87	3,116
Lincoln National Corp.	148	3,232
Morgan Stanley	226	3,303
PNC Financial Services Group Inc.	46	2,829
Travelers Cos. Inc.	46	2,911
U.S. Bancorp	82	2,621

See accompanying Notes to Financial Statements.

	Shares/Par (p)	Value
Wells Fargo & Co.	98	3,281
		31,379
HEALTH CARE - 10.9%
CIGNA Corp.	69	3,032
Johnson & Johnson	20	1,317
Medtronic Inc.	82	3,180
Merck & Co. Inc.	77	3,215
Pfizer Inc.	139	3,192
		13,936
INDUSTRIALS - 9.3%
Caterpillar Inc.	37	3,108
Lockheed Martin Corp.	38	3,291
Spirit Aerosystems Holdings Inc. (c)	68	1,625
Terex Corp. (c)	73	1,298
Textron Inc.	102	2,547
		11,869
INFORMATION TECHNOLOGY - 16.3%
Apple Inc. (c)	5	3,154
Applied Materials Inc.	234	2,684
Avnet Inc. (c)	48	1,469
Hewlett-Packard Co.	151	3,030
Intel Corp.	117	3,121
International Business Machines Corp.	9	1,838
Microsoft Corp.	103	3,160
Texas Instruments Inc.	86	2,473
		20,929
MATERIALS - 4.0%
Allegheny Technologies Inc.	43	1,384
Nucor Corp.	58	2,183
PPG Industries Inc.	15	1,571
		5,138
TELECOMMUNICATION SERVICES - 2.9%
AT&T Inc.	71	2,525
Verizon Communications Inc.	28	1,226
		3,751
UTILITIES - 1.9%
Edison International	52	2,407

Total Common Stocks (cost $120,826)		127,647

SHORT TERM INVESTMENTS - 2.9%
Securities Lending Collateral - 2.9%
Securities Lending Cash Collateral Fund LLC, 0.34% (a) (h)	3,610	3,610
Securities Lending Liquidating Fund LLC, 0.38% (a) (h)	56	55

Total Short Term Investments (cost $3,667)		3,665

Total Investments - 102.5% (cost $124,493)		131,312
Other Assets and Liabilities, Net - (2.5%)		(3,170)
Total Net Assets - 100.0%		$128,142

JNL/Red Rocks Listed Private Equity Fund

Sector Weightings:	Percentage of Total Investments
Financials	74.3%
Diversified	13.3
Telecommunication Services	4.6
Industrials	3.5
Utilities	1.1
Short Term Investments	3.2
Total Investments	100.0%

COMMON STOCKS - 98.9%
DIVERSIFIED - 13.6%
Holding Companies - Diversified - 13.6%
Ackermans & van Haaren NV	249	$19,542
Leucadia National Corp.	648	13,789
Remgro Ltd.	542	8,726
Schouw & Co.	738	14,952
Wendel Investissement (e)	354	26,247
		83,256
FINANCIALS - 75.9%
Closed - End Funds - 36.8%
AP Alternative Assets LP	1,942	20,390
Candover Investments Plc (c)	726	4,448
Castle Private Equity Ltd. (c)	947	11,673
Conversus Capital LP	1,727	35,031
Electra Private Equity Plc (c)	1,099	28,332
Graphite Enterprise Trust Plc	3,268	19,439
HarbourVest Global Private Equity Ltd. (c)	1,658	11,813
HBM BioVentures AG - Class A (c)	212	10,711
HgCapital Trust Plc	735	10,381
Pantheon International LLC (c)	1,574	18,163
Princess Private Equity Holding Ltd.	2,164	15,471
Standard Life European Private Equity Trust Plc	3,822	8,081
SVG Capital Plc (c)	7,161	31,416
		225,349
Diversified Financial Services - 19.0%
Blackstone Group LP	2,016	26,352
Brookfield Asset Management Inc. - Class A	556	18,413
Intermediate Capital Group Plc	3,838	16,266
KKR & Co. LP	1,972	25,413
Onex Corp.	766	29,742
		116,186
Investment Companies - 1.1%
Ratos AB	718	6,822

Venture Capital - 19.0%
3i Group Plc	3,772	11,665
Altamir Amboise	1,466	11,123
Apollo Global Management LLC - Class A	1,821	22,577
Aurelius AG	291	10,479
Bure Equity AB	2,206	7,373
Carlyle Group LP (c)	63	1,414
Deutsche Beteiligungs AG	410	8,092
Eurazeo (e)	536	20,630
Gimv NV	388	17,695
IP Group Plc (c)	2,140	5,017
		116,065
INDUSTRIALS - 3.6%
Fosun International Ltd.	29,830	15,625
Hosken Consolidated Investments Ltd. (e)	596	6,408
		22,033
MATERIALS - 0.0%
Impala Platinum Holdings Ltd.	—	—

TELECOMMUNICATION SERVICES - 4.7%
ICG Group Inc. (c) (e)	1,510	13,965
Safeguard Scientifics Inc. (c)	963	14,906

See accompanying Notes to Financial Statements.

	Shares/Par (p)	Value
UTILITIES - 1.1%
Brookfield Infrastructure Partners LP	196	6,570

Total Common Stocks (cost $617,450)		605,152

RIGHTS - 0.0%
HgCapital Trust Plc (c)	235	74

Total Rights (cost $286)		74

SHORT TERM INVESTMENTS - 3.3%
Investment Company - 0.5%
JNL Money Market Fund, 0.09% (a) (h)	2,779	2,779

Securities Lending Collateral - 2.8%
Securities Lending Cash Collateral Fund LLC, 0.34% (a) (h)	16,944	16,944

Total Short Term Investments (cost $19,723)		19,723

Total Investments - 102.2% (cost $637,459)		624,949
Other Assets and Liabilities, Net - (2.2%)		(13,368)
Total Net Assets - 100.0%		$611,581

JNL/S&P Managed Conservative Fund (b)

INVESTMENT COMPANIES - 100.0%
JNL/DFA U.S. Core Equity Fund (10.7%) (a)	3,895	$30,182
JNL/Franklin Templeton Global Multisector Bond Fund (11.7%) (a)	4,500	48,150
JNL/Goldman Sachs Core Plus Bond Fund (11.6%) (a)	10,883	137,562
JNL/Goldman Sachs Emerging Markets Debt Fund (5.5%) (a)	3,473	45,322
JNL/Goldman Sachs Mid Cap Value Fund (3.5%) (a)	2,888	29,660
JNL/Invesco International Growth Fund (4.1%) (a)	2,953	29,532
JNL/Invesco Large Cap Growth Fund (2.6%) (a)	2,330	29,468
JNL/JPMorgan International Value Fund (4.3%) (a)	4,240	27,689
JNL/JPMorgan U.S. Government & Quality Bond Fund (12.3%) (a)	13,673	194,698
JNL/Oppenheimer Global Growth Fund (2.3%) (a)	1,448	14,453
JNL/PIMCO Real Return Fund (6.3%) (a)	15,361	206,919
JNL/PIMCO Total Return Bond Fund (3.5%) (a)	12,307	161,470
JNL/PPM America Floating Rate Income Fund (20.0%) (a)	9,595	100,077
JNL/PPM America Total Return Fund (25.0%) (a)	7,333	83,227
JNL/T. Rowe Price Established Growth Fund (1.5%) (a)	1,448	34,384
JNL/T. Rowe Price Short-Term Bond Fund (17.8%) (a)	24,690	248,133
JNL/T. Rowe Price Value Fund (3.7%) (a)	5,032	56,605
JNL/WMC Value Fund (3.9%) (a)	3,065	55,755

Total Investment Companies (cost $1,457,792)		1,533,286

Total Investments - 100.0% (cost $1,457,792)		1,533,286
Other Assets and Liabilities, Net - (0.0%)		(211)
Total Net Assets - 100.0%		$1,533,075

JNL/S&P Managed Moderate Fund (b)

INVESTMENT COMPANIES - 100.0%
JNL/Franklin Templeton Global Multisector Bond Fund (13.0%) (a)	5,000	$53,500
JNL/Franklin Templeton International Small Cap Growth Fund (0.3%) (a)	101	719
JNL/Goldman Sachs Core Plus Bond Fund (14.1%) (a)	13,245	167,422
JNL/Goldman Sachs Emerging Markets Debt Fund (9.1%) (a)	5,785	75,491
JNL/Goldman Sachs Mid Cap Value Fund (11.2%) (a)	9,197	94,458
JNL/Invesco Global Real Estate Fund (0.8%) (a)	748	6,656
JNL/Invesco International Growth Fund (6.8%) (a)	4,926	49,257
JNL/Invesco Large Cap Growth Fund (11.0%) (a)	9,763	123,504
JNL/JPMorgan International Value Fund (6.9%) (a)	6,820	44,532
JNL/JPMorgan MidCap Growth Fund (11.6%) (a)	3,420	69,709
JNL/JPMorgan U.S. Government & Quality Bond Fund (14.8%) (a)	16,388	233,367
JNL/Lazard Emerging Markets Fund (3.8%) (a)	4,347	46,164
JNL/M&G Global Basics Fund (15.0%) (a)	3,518	45,702
JNL/Oppenheimer Global Growth Fund (8.0%) (a)	4,925	49,150
JNL/PIMCO Real Return Fund (9.3%) (a)	22,611	304,570
JNL/PIMCO Total Return Bond Fund (4.7%) (a)	16,454	215,883
JNL/PPM America Floating Rate Income Fund (23.0%) (a)	10,994	114,669
JNL/PPM America Total Return Fund (25.0%) (a)	7,334	83,237
JNL/T. Rowe Price Established Growth Fund (7.0%) (a)	6,935	164,637
JNL/T. Rowe Price Short-Term Bond Fund (21.6%) (a)	29,903	300,528
JNL/T. Rowe Price Value Fund (10.0%) (a)	13,539	152,312
JNL/WMC Value Fund (10.8%) (a)	8,463	153,933

Total Investment Companies (cost $2,405,680)		2,549,400

Total Investments - 100.0% (cost $2,405,680)		2,549,400
Other Assets and Liabilities, Net - (0.0%)		(335)
Total Net Assets - 100.0%		$2,549,065

JNL/S&P Managed Moderate Growth Fund (b)

INVESTMENT COMPANIES - 100.0%
JNL/BlackRock Commodity Securities Fund (1.0%) (a)	1,202	$11,397

See accompanying Notes to Financial Statements.

	Shares/Par (p)	Value
JNL/Eagle SmallCap Equity Fund (2.5%) (a)	1,079	22,803
JNL/Franklin Templeton Global Multisector Bond Fund (15.5%) (a)	6,000	64,200
JNL/Franklin Templeton International Small Cap Growth Fund (7.0%) (a)	2,331	16,663
JNL/Franklin Templeton Small Cap Value Fund (12.2%) (a)	4,911	53,436
JNL/Goldman Sachs Core Plus Bond Fund (15.0%) (a)	14,086	178,045
JNL/Goldman Sachs Emerging Markets Debt Fund (15.0%) (a)	9,507	124,068
JNL/Goldman Sachs Mid Cap Value Fund (23.4%) (a)	19,180	196,979
JNL/Invesco Global Real Estate Fund (1.3%) (a)	1,142	10,167
JNL/Invesco International Growth Fund (21.4%) (a)	15,407	154,071
JNL/Invesco Large Cap Growth Fund (25.5%) (a)	22,533	285,037
JNL/JPMorgan International Value Fund (22.5%) (a)	22,095	144,278
JNL/JPMorgan MidCap Growth Fund (27.1%) (a)	8,023	163,501
JNL/JPMorgan U.S. Government & Quality Bond Fund (14.4%) (a)	15,972	227,444
JNL/Lazard Emerging Markets Fund (9.1%) (a)	10,365	110,076
JNL/M&G Global Basics Fund (19.0%) (a)	4,464	57,993
JNL/Oppenheimer Global Growth Fund (13.0%) (a)	8,043	80,271
JNL/PIMCO Real Return Fund (11.0%) (a)	26,957	363,113
JNL/PIMCO Total Return Bond Fund (5.3%) (a)	18,723	245,638
JNL/PPM America Floating Rate Income Fund (19.6%) (a)	9,395	97,988
JNL/PPM America High Yield Bond Fund (4.0%) (a)	8,668	60,506
JNL/PPM America Mid Cap Value Fund (8.6%) (a)	1,342	13,807
JNL/PPM America Total Return Fund (17.3%) (a)	5,081	57,668
JNL/T. Rowe Price Established Growth Fund (16.5%) (a)	16,318	387,394
JNL/T. Rowe Price Short-Term Bond Fund (20.6%) (a)	28,584	287,273
JNL/T. Rowe Price Value Fund (24.6%) (a)	33,261	374,182
JNL/WMC Value Fund (26.6%) (a)	20,925	380,628

Total Investment Companies (cost $3,965,075)		4,168,626

Total Investments - 100.0% (cost $3,965,075)		4,168,626
Other Assets and Liabilities, Net - (0.0%)		(543)
Total Net Assets - 100.0%		$4,168,083

JNL/S&P Managed Growth Fund (b)

INVESTMENT COMPANIES - 100.0%
JNL/BlackRock Commodity Securities Fund (4.2%) (a)	5,178	$49,083
JNL/DFA U.S. Core Equity Fund (29.1%) (a)	10,561	81,844
JNL/Eagle SmallCap Equity Fund (12.0%) (a)	5,142	108,658
JNL/Franklin Templeton Global Multisector Bond Fund (7.8%) (a)	3,000	32,100
JNL/Franklin Templeton International Small Cap Growth Fund (8.9%) (a)	2,960	21,167
JNL/Franklin Templeton Small Cap Value Fund (14.4%) (a)	5,794	63,040
JNL/Goldman Sachs Emerging Markets Debt Fund (10.3%) (a)	6,551	85,496
JNL/Goldman Sachs Mid Cap Value Fund (14.7%) (a)	12,099	124,256
JNL/Invesco Global Real Estate Fund (2.7%) (a)	2,422	21,559
JNL/Invesco International Growth Fund (15.5%) (a)	11,169	111,688
JNL/Invesco Large Cap Growth Fund (20.3%) (a)	18,011	227,834
JNL/JPMorgan International Value Fund (15.1%) (a)	14,814	96,736
JNL/JPMorgan MidCap Growth Fund (10.5%) (a)	3,120	63,581
JNL/JPMorgan U.S. Government & Quality Bond Fund (2.0%) (a)	2,236	31,845
JNL/Lazard Emerging Markets Fund (7.9%) (a)	9,063	96,253
JNL/M&G Global Basics Fund (31.5%) (a)	7,404	96,177
JNL/Mellon Capital Management Oil & Gas Sector Fund (0.9%) (a)	270	7,210
JNL/Oppenheimer Global Growth Fund (13.1%) (a)	8,078	80,616
JNL/PIMCO Real Return Fund (6.5%) (a)	15,872	213,803
JNL/PIMCO Total Return Bond Fund (2.4%) (a)	8,634	113,274
JNL/PPM America High Yield Bond Fund (4.5%) (a)	9,614	67,106
JNL/PPM America Mid Cap Value Fund (8.6%) (a)	1,342	13,807
JNL/PPM America Total Return Fund (11.1%) (a)	3,256	36,955
JNL/T. Rowe Price Established Growth Fund (13.3%) (a)	13,144	312,043
JNL/T. Rowe Price Mid-Cap Growth Fund (5.4%) (a)	3,020	87,201
JNL/T. Rowe Price Value Fund (20.6%) (a)	27,848	313,285
JNL/WMC Value Fund (20.4%) (a)	15,993	290,905

Total Investment Companies (cost $2,707,781)		2,847,522

Total Investments - 100.0% (cost $2,707,781)		2,847,522
Other Assets and Liabilities, Net - (0.0%)		(391)
Total Net Assets - 100.0%		$2,847,131

JNL/S&P Managed Aggressive Growth Fund (b)

INVESTMENT COMPANIES - 100.0%
JNL/BlackRock Commodity Securities Fund (2.3%) (a)	2,820	$26,736
JNL/Eagle SmallCap Equity Fund (4.8%) (a)	2,037	43,050
JNL/Franklin Templeton International Small Cap Growth Fund (6.7%) (a)	2,229	15,935
JNL/Franklin Templeton Small Cap Value Fund (8.7%) (a)	3,503	38,117
JNL/Goldman Sachs Emerging Markets Debt Fund (2.4%) (a)	1,495	19,504
JNL/Goldman Sachs Mid Cap Value Fund (6.8%) (a)	5,545	56,948
JNL/Invesco Global Real Estate Fund (1.0%) (a)	856	7,614
JNL/Invesco International Growth Fund (5.5%) (a)	3,981	39,806

See accompanying Notes to Financial Statements.

	Shares/Par (p)	Value
JNL/Invesco Large Cap Growth Fund (8.0%) (a)	7,118	90,049
JNL/JPMorgan International Value Fund (5.6%) (a)	5,532	36,123
JNL/JPMorgan MidCap Growth Fund (3.0%) (a)	894	18,212
JNL/Lazard Emerging Markets Fund (3.1%) (a)	3,530	37,487
JNL/M&G Global Basics Fund (13.5%) (a)	3,179	41,300
JNL/Mellon Capital Management Oil & Gas Sector Fund (0.6%) (a)	184	4,921
JNL/Oppenheimer Global Growth Fund (7.5%) (a)	4,662	46,527
JNL/PIMCO Real Return Fund (1.2%) (a)	2,963	39,905
JNL/PPM America High Yield Bond Fund (2.5%) (a)	5,461	38,119
JNL/T. Rowe Price Established Growth Fund (5.1%) (a)	5,011	118,954
JNL/T. Rowe Price Mid-Cap Growth Fund (2.8%) (a)	1,595	46,060
JNL/T. Rowe Price Value Fund (6.4%) (a)	8,628	97,065
JNL/WMC Value Fund (7.3%) (a)	5,702	103,721

Total Investment Companies (cost $919,985)		966,153

Total Investments - 100.0% (cost $919,985)		966,153
Other Assets and Liabilities, Net - (0.0%)		(152)
Total Net Assets - 100.0%		$966,001

JNL/S&P Competitive Advantage Fund

Sector Weightings:	Percentage of Total Investments
Consumer Discretionary	33.0%
Information Technology	20.8
Industrials	20.4
Materials	8.3
Health Care	6.6
Consumer Staples	5.7
Energy	3.1
Short Term Investments	2.1
Total Investments	100.0%

COMMON STOCKS - 99.9%
CONSUMER DISCRETIONARY - 33.7%
Apollo Group Inc. - Class A (c)	433	$15,662
Bed Bath & Beyond Inc. (c)	354	21,861
Big Lots Inc. (c)	536	21,868
Family Dollar Stores Inc.	361	23,971
Gap Inc.	1,132	30,967
H&R Block Inc.	1,326	21,194
Ross Stores Inc.	461	28,826
Starbucks Corp.	489	26,047
TJX Cos. Inc.	681	29,220
Urban Outfitters Inc. (c)	771	21,283
		240,899
CONSUMER STAPLES - 5.8%
Campbell Soup Co. (e)	654	21,821
Estee Lauder Cos. Inc. - Class A	366	19,794
		41,615
ENERGY - 3.2%
Exxon Mobil Corp.	267	22,841

HEALTH CARE - 6.7%
Gilead Sciences Inc. (c)	537	27,524
Varian Medical Systems Inc. (c)	335	20,370
		47,894
INDUSTRIALS - 20.8%
Boeing Co.	300	22,296
CH Robinson Worldwide Inc.	312	18,290
Fastenal Co.	509	20,525
Lockheed Martin Corp.	270	23,482
Rockwell Collins Inc.	381	18,824
United Parcel Service Inc. - Class B	299	23,581
WW Grainger Inc.	114	21,865
		148,863
INFORMATION TECHNOLOGY - 21.2%
Apple Inc. (c)	55	32,049
Intel Corp.	853	22,736
Intuit Inc.	402	23,843
MasterCard Inc. - Class A	56	24,045
Microsoft Corp.	842	25,767
Paychex Inc.	729	22,892
		151,332
MATERIALS - 8.5%
CF Industries Holdings Inc.	145	28,066
Sherwin-Williams Co.	248	32,761
		60,827
Total Common Stocks (cost $619,325)		714,271

SHORT TERM INVESTMENTS - 2.1%
Investment Company - 0.6%
JNL Money Market Fund, 0.09% (a) (h)	4,210	4,210

Securities Lending Collateral - 1.5%
Securities Lending Cash Collateral Fund LLC, 0.34% (a) (h)	11,125	11,125
Securities Lending Liquidating Fund LLC, 0.38% (a) (h)	89	86
		11,211
Total Short Term Investments (cost $15,423)		15,421

Total Investments - 102.0% (cost $634,748)		729,692
Other Assets and Liabilities, Net - (2.0%)		(14,615)
Total Net Assets - 100.0%		$715,077

JNL/S&P Dividend Income & Growth Fund

Sector Weightings:	Percentage of Total Investments
Telecommunication Services	10.2%
Consumer Discretionary	10.1
Financials	9.9
Health Care	9.8
Utilities	9.6
Information Technology	9.6
Materials	9.6
Consumer Staples	9.3
Industrials	9.3
Energy	8.8

See accompanying Notes to Financial Statements.

Short Term Investments	3.8
Total Investments	100.0%

	Shares/Par (p)	Value
COMMON STOCKS - 99.8%
CONSUMER DISCRETIONARY - 10.5%
Hasbro Inc. (e)	965	$32,701
Home Depot Inc.	864	45,809
Mattel Inc.	1,184	38,417
		116,927
CONSUMER STAPLES - 9.7%
Avon Products Inc.	2,034	32,966
Kimberly-Clark Corp.	479	40,136
Sysco Corp.	1,189	35,455
		108,557
ENERGY - 9.1%
Chevron Corp.	336	35,402
Exxon Mobil Corp.	428	36,644
Occidental Petroleum Corp.	353	30,282
		102,328
FINANCIALS - 10.2%
BlackRock Inc.	203	34,523
Kimco Realty Corp.	2,182	41,525
M&T Bank Corp.	467	38,532
		114,580
HEALTH CARE - 10.1%
Abbott Laboratories	627	40,397
Bristol-Myers Squibb Co.	1,039	37,335
Johnson & Johnson	530	35,818
		113,550
INDUSTRIALS - 9.6%
Lockheed Martin Corp.	431	37,516
Pitney Bowes Inc. (e)	1,846	27,636
Raytheon Co.	751	42,504
		107,656
INFORMATION TECHNOLOGY - 10.0%
Computer Sciences Corp.	1,377	34,177
Intel Corp.	1,366	36,391
Microsoft Corp.	1,346	41,163
		111,731
MATERIALS - 10.0%
Air Products & Chemicals Inc.	414	33,387
E.I. du Pont de Nemours & Co.	720	36,389
PPG Industries Inc.	393	41,711
		111,487
TELECOMMUNICATION SERVICES - 10.6%
AT&T Inc.	1,179	42,059
CenturyLink Inc.	925	36,537
Verizon Communications Inc.	904	40,194
		118,790
UTILITIES - 10.0%
DTE Energy Co.	649	38,513
SCANA Corp.	787	37,635
Southern Co.	775	35,904
		112,052
Total Common Stocks (cost $1,015,529)		1,117,658

SHORT TERM INVESTMENTS - 3.9%
Investment Company - 0.5%
JNL Money Market Fund, 0.09% (a) (h)	5,573	5,573

Securities Lending Collateral - 3.4%
Securities Lending Cash Collateral Fund LLC, 0.34% (a) (h)	38,126	38,126
Securities Lending Liquidating Fund LLC, 0.38% (a) (h)	107	103
		38,229
Total Short Term Investments (cost $43,805)		43,802

Total Investments - 103.7% (cost $1,059,334)		1,161,460
Other Assets and Liabilities, Net - (3.7%)		(41,464)
Total Net Assets - 100.0%		$1,119,996

JNL/S&P Intrinsic Value Fund

Sector Weightings:	Percentage of Total Investments
Health Care	30.9%
Information Technology	20.5
Consumer Discretionary	15.4
Industrials	9.6
Energy	9.0
Materials	3.1
Consumer Staples	2.7
Short Term Investments	8.8
Total Investments	100.0%

COMMON STOCKS - 99.7%
CONSUMER DISCRETIONARY - 16.8%
Best Buy Co. Inc. (e)	771	$16,163
Comcast Corp. - Class A	917	29,330
GameStop Corp. - Class A (e)	893	16,395
Gannett Co. Inc.	1,840	27,106
Staples Inc.	1,453	18,967
		107,961
CONSUMER STAPLES - 2.9%
Safeway Inc. (e)	1,037	18,823

ENERGY - 9.9%
Marathon Oil Corp.	751	19,199
Tesoro Corp. (c)	857	21,391
Valero Energy Corp.	939	22,667
		63,257
HEALTH CARE - 33.8%
Aetna Inc.	476	18,470
CIGNA Corp.	455	20,028
Coventry Health Care Inc.	627	19,918
DaVita Inc. (c)	259	25,479
Gilead Sciences Inc. (c)	522	26,782
Humana Inc.	222	17,203
McKesson Corp.	243	22,766
Pfizer Inc.	1,036	23,825
UnitedHealth Group Inc.	410	23,966
WellPoint Inc.	282	17,997
		216,434
INDUSTRIALS - 10.5%
General Electric Co.	1,303	27,144

See accompanying Notes to Financial Statements.

	Shares/Par (p)	Value
L-3 Communications Holdings Inc.	314	23,272
Pitney Bowes Inc. (e)	1,130	16,911
		67,327
INFORMATION TECHNOLOGY - 22.4%
CA Inc.	978	26,484
Dell Inc. (c)	1,320	16,523
Hewlett-Packard Co.	740	14,890
KLA-Tencor Corp.	440	21,662
Microsoft Corp.	820	25,091
Symantec Corp. (c)	1,282	18,727
Xerox Corp.	2,539	19,984
		143,361
MATERIALS - 3.4%
International Paper Co.	747	21,589

Total Common Stocks (cost $623,316)		638,752

SHORT TERM INVESTMENTS - 9.6%
Investment Company - 0.5%
JNL Money Market Fund, 0.09% (a) (h)	3,612	3,612

Securities Lending Collateral - 9.1%
Securities Lending Cash Collateral Fund LLC, 0.34% (a) (h)	58,083	58,083
Securities Lending Liquidating Fund LLC, 0.38% (a) (h)	115	113
		58,196
Total Short Term Investments (cost $61,810)		61,808

Total Investments - 109.3% (cost $685,126)		700,560
Other Assets and Liabilities, Net - (9.3%)		(59,750)
Total Net Assets - 100.0%		$640,810

JNL/S&P Total Yield Fund

Sector Weightings:	Percentage of Total Investments
Financials	29.0%
Consumer Discretionary	18.9
Industrials	13.5
Consumer Staples	11.1
Energy	7.9
Information Technology	5.5
Health Care	3.8
Telecommunication Services	3.4
Short Term Investments	6.9
Total Investments	100.0%

COMMON STOCKS - 99.6%
CONSUMER DISCRETIONARY - 20.2%
DR Horton Inc.	1,139	$20,933
GameStop Corp. - Class A (e)	587	10,773
Gannett Co. Inc. (e)	1,206	17,767
Kohl’s Corp.	269	12,254
Marriott International Inc.	444	17,412
Staples Inc.	953	12,439
		91,578
CONSUMER STAPLES - 11.8%
Beam Inc.	261	16,341
Clorox Co.	210	15,231
Safeway Inc. (e)	680	12,343
SUPERVALU Inc. (e)	1,881	9,744
		53,659
ENERGY - 8.5%
ConocoPhillips	191	10,651
Devon Energy Corp.	210	12,159
Marathon Oil Corp.	492	12,590
Phillips 66 (c)	94	3,130
		38,530
FINANCIALS - 31.0%
American Express Co.	286	16,661
Capital One Financial Corp.	303	16,589
Citigroup Inc.	503	13,786
JPMorgan Chase & Co.	449	16,045
Legg Mason Inc.	521	13,752
Northern Trust Corp.	364	16,743
Progressive Corp.	730	15,215
Torchmark Corp.	321	16,230
Travelers Cos. Inc.	247	15,752
		140,773
HEALTH CARE - 4.1%
PerkinElmer Inc.	717	18,496

INDUSTRIALS - 14.5%
General Electric Co.	854	17,792
L-3 Communications Holdings Inc.	207	15,298
Northrop Grumman Systems Corp.	238	15,183
Textron Inc.	701	17,422
		65,695
INFORMATION TECHNOLOGY - 5.9%
Computer Sciences Corp.	552	13,702
Xerox Corp.	1,666	13,114
		26,816
TELECOMMUNICATION SERVICES - 3.6%
Sprint Nextel Corp. (c)	5,030	16,398

Total Common Stocks (cost $436,026)		451,945

SHORT TERM INVESTMENTS - 7.4%
Investment Company - 0.3%
JNL Money Market Fund, 0.09% (a) (h)	1,295	1,295

Securities Lending Collateral - 7.1%
Securities Lending Cash Collateral Fund LLC, 0.34% (a) (h)	32,081	32,081
Securities Lending Liquidating Fund LLC, 0.38% (a) (h)	268	261
		32,342
Total Short Term Investments (cost $33,644)		33,637

Total Investments - 107.0% (cost $469,670)		485,582
Other Assets and Liabilities, Net - (7.0%)		(31,763)
Total Net Assets - 100.0%		$453,819

JNL/S&P 4 Fund (b)

INVESTMENT COMPANIES - 100.0%
JNL/S&P Competitive Advantage Fund (41.7%) (a)	24,652	$298,294

See accompanying Notes to Financial Statements.

	Shares/Par (p)	Value
JNL/S&P Dividend Income & Growth Fund (26.1%) (a)	25,181	292,601
JNL/S&P Intrinsic Value Fund (42.7%) (a)	26,438	273,369
JNL/S&P Total Yield Fund (63.5%) (a)	30,299	288,141

Total Investment Companies (cost $951,107)		1,152,405

Total Investments - 100.0% (cost $951,107)		1,152,405
Other Assets and Liabilities, Net - (0.0%)		(69)
Total Net Assets - 100.0%		$1,152,336

JNL/T. Rowe Price Established Growth Fund* (x)

Sector Weightings:	Percentage of Total Investments
Information Technology	34.9%
Consumer Discretionary	20.7
Industrials	12.6
Health Care	8.9
Financials	5.9
Energy	3.6
Materials	3.2
Telecommunication Services	2.6
Consumer Staples	2.5
Short Term Investments	5.1
Total Investments	100.0%

COMMON STOCKS - 95.8%
CONSUMER DISCRETIONARY - 21.0%
Amazon.com Inc. (c)	365	$83,256
AutoZone Inc. (c)	48	17,441
Chipotle Mexican Grill Inc. - Class A (c)	57	21,619
Home Depot Inc.	353	18,716
Las Vegas Sands Corp.	407	17,700
Marriott International Inc. - Class A	455	17,832
Nike Inc. - Class B	264	23,174
Priceline.com Inc. (c)	109	72,443
Starbucks Corp.	889	47,423
Starwood Hotels & Resorts Worldwide Inc.	305	16,183
Walt Disney Co.	441	21,398
Yum! Brands Inc.	239	15,383
Other Securities		119,794
		492,362
CONSUMER STAPLES - 2.5%
Costco Wholesale Corp.	196	18,572
CVS Caremark Corp.	431	20,150
Other Securities		21,264
		59,986
ENERGY - 3.6%
EOG Resources Inc.	171	15,364
Schlumberger Ltd.	283	18,337
Other Securities		51,411
		85,112
FINANCIALS - 6.0%
American Express Co.	555	32,301
American Tower Corp.	745	52,077
Franklin Resources Inc.	179	19,900
Invesco Ltd.	717	16,200
Other Securities		19,759
		140,237
HEALTH CARE - 9.0%
Alexion Pharmaceuticals Inc. (c)	169	16,742
Biogen Idec Inc. (c)	129	18,625
Edwards Lifesciences Corp. (c)	145	14,958
Express Scripts Holding Co. (c)	366	20,439
McKesson Corp.	290	27,225
UnitedHealth Group Inc.	275	16,105
Other Securities		96,698
		210,792
INDUSTRIALS - 12.7%
Boeing Co.	217	16,145
Danaher Corp.	1,247	64,965
Fastenal Co. (e)	686	27,641
FedEx Corp.	275	25,165
Kansas City Southern	215	14,948
Precision Castparts Corp.	229	37,586
Union Pacific Corp.	200	23,862
United Parcel Service Inc. - Class B	320	25,180
Other Securities		64,059
		299,551
INFORMATION TECHNOLOGY - 35.1%
Accenture Plc - Class A	389	23,381
Apple Inc. (c)	461	268,932
Baidu.com - ADR (c)	291	33,505
Broadcom Corp. - Class A	514	17,373
eBay Inc. (c)	873	36,671
EMC Corp. (c)	702	17,997
Google Inc. - Class A (c)	152	87,997
Juniper Networks Inc. (c)	1,109	18,091
LinkedIn Corp. (c) (e)	148	15,728
MasterCard Inc. - Class A	157	67,355
QUALCOMM Inc.	1,031	57,389
Tencent Holdings Ltd.	684	20,199
Visa Inc. - Class A	345	42,591
Other Securities		117,013
		824,222
MATERIALS - 3.3%
Praxair Inc.	446	48,526
Sherwin-Williams Co.	162	21,454
Other Securities		6,606
		76,586
TELECOMMUNICATION SERVICES - 2.6%
Crown Castle International Corp. (c)	1,047	61,417

Total Common Stocks (cost $1,723,673)		2,250,265

PREFERRED STOCKS - 0.2%
INFORMATION TECHNOLOGY - 0.2%
Other Securities		4,786

Total Preferred Stocks (cost $5,164)		4,786

SHORT TERM INVESTMENTS - 5.2%
Investment Companies - 3.8%
JNL Money Market Fund, 0.09% (a) (h)	2,000	2,000
T. Rowe Price Reserves Investment Fund, 0.18% (a) (h)	86,227	86,227
		88,227
Securities Lending Collateral - 1.4%
Securities Lending Cash Collateral Fund LLC, 0.34% (a) (h)	32,820	32,820

See accompanying Notes to Financial Statements.

	Shares/Par (p)	Value
Securities Lending Liquidating Fund LLC, 0.38% (a) (h)	616	601
		33,421
Total Short Term Investments (cost $121,663)		121,648

Total Investments - 101.2% (cost $1,850,500)		2,376,699
Other Assets and Liabilities, Net - (1.2%)		(28,181)
Total Net Assets - 100.0%		$2,348,518

JNL/T. Rowe Price Mid-Cap Growth Fund* (x)

Sector Weightings:	Percentage of Total Investments
Information Technology	20.6%
Industrials	20.3
Health Care	17.0
Consumer Discretionary	12.3
Financials	6.9
Energy	6.6
Materials	2.7
Consumer Staples	1.4
Utilities	1.3
Short Term Investments	10.9
Total Investments	100.0%

COMMON STOCKS - 93.2%
CONSUMER DISCRETIONARY - 12.7%
Carmax Inc. (c)	600	$15,564
Dollar General Corp. (c)	542	29,479
Kohl’s Corp.	339	15,421
Marriott International Inc. - Class A	517	20,266
O’Reilly Automotive Inc. (c)	162	13,571
Other Securities		111,882
		206,183
CONSUMER STAPLES - 1.4%
Other Securities		23,273

ENERGY - 7.0%
Consol Energy Inc.	461	13,941
EQT Corp.	307	16,464
McDermott International Inc. (c)	1,132	12,610
Range Resources Corp.	294	18,190
Other Securities		51,657
		112,862
FINANCIALS - 7.3%
MSCI Inc. - Class A (c)	566	19,255
TD Ameritrade Holding Corp.	768	13,056
Other Securities		86,170
		118,481
HEALTH CARE - 17.9%
Alexion Pharmaceuticals Inc. (c)	135	13,406
CareFusion Corp. (c)	565	14,509
Covance Inc. (c)	308	14,738
CR Bard Inc.	176	18,909
Dentsply International Inc.	636	24,047
Edwards Lifesciences Corp. (c)	119	12,293
Henry Schein Inc. (c)	186	14,599
Idexx Laboratories Inc. (c) (e)	174	16,727
Laboratory Corp. of America Holdings (c)	181	16,762
Regeneron Pharmaceuticals Inc. (c)	122	13,935
SXC Health Solutions Corp. (c) (e)	226	22,421
Other Securities		108,491
		290,837
INDUSTRIALS - 21.4%
AMETEK Inc.	654	32,641
Babcock & Wilcox Co. (c)	683	16,734
Fastenal Co.	394	15,882
Gardner Denver Inc.	329	17,407
IDEX Corp.	406	15,826
IHS Inc. - Class A (c)	291	31,349
Manpower Inc.	409	14,990
Pall Corp.	345	18,909
Quanta Services Inc. (c)	868	20,893
Roper Industries Inc.	297	29,278
Textron Inc.	919	22,856
Verisk Analytics Inc. - Class A (c)	260	12,808
WABCO Holdings Inc. (c)	232	12,280
Other Securities		84,801
		346,654
INFORMATION TECHNOLOGY - 21.3%
Amdocs Ltd. (c)	582	17,297
Concur Technologies Inc. (c) (e)	181	12,326
FactSet Research Systems Inc.	127	11,803
Fiserv Inc. (c)	280	20,222
Gartner Inc. - Class A (c)	539	23,205
Global Payments Inc.	452	19,540
JDS Uniphase Corp. (c)	1,382	15,202
Micros Systems Inc. (c)	251	12,851
Nuance Communications Inc. (c)	955	22,748
Red Hat Inc. (c)	378	21,349
Trimble Navigation Ltd. (c)	406	18,680
Xilinx Inc.	451	15,140
Other Securities		134,848
		345,211
MATERIALS - 2.9%
Agnico-Eagle Mines Ltd.	311	12,583
Franco-Nevada Corp.	271	12,255
Other Securities		21,729
		46,567
UTILITIES - 1.3%
Calpine Corp. (c)	1,315	21,711

Total Common Stocks (cost $1,297,719)		1,511,779

PREFERRED STOCKS - 0.7%
CONSUMER DISCRETIONARY - 0.2%
Other Securities		3,714

INFORMATION TECHNOLOGY - 0.5%
Other Securities		7,113

Total Preferred Stocks (cost $11,174)		10,827

SHORT TERM INVESTMENTS - 11.4%
Investment Companies - 5.6%
JNL Money Market Fund, 0.09% (a) (h)	2,237	2,237
T. Rowe Price Reserves Investment Fund, 0.18% (a) (h)	88,061	88,061
		90,298
Securities Lending Collateral - 5.8%
Securities Lending Cash Collateral Fund LLC, 0.34% (a) (h)	93,860	93,860

See accompanying Notes to Financial Statements.

	Shares/Par (p)	Value
Securities Lending Liquidating Fund LLC, 0.38% (a) (h)	1,311	1,278
		95,138
Total Short Term Investments (cost $185,468)		185,436

Total Investments - 105.3% (cost $1,494,361)		1,708,042
Other Assets and Liabilities, Net - (5.3%)		(86,138)
Total Net Assets - 100.0%		$1,621,904

JNL/T. Rowe Price Short-Term Bond Fund

Sector Weightings:	Percentage of Total Investments
Financials	20.1%
U.S. Government Agency MBS	18.8
Non-U.S. Government Agency ABS	16.9
Government Securities	8.7
Energy	5.4
Consumer Staples	3.6
Consumer Discretionary	3.6
Utilities	3.2
Health Care	3.1
Telecommunication Services	3.0
Materials	2.2
Information Technology	1.6
Industrials	1.6
Short Term Investments	8.2
Total Investments	100.0%

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 17.2%
Ally Auto Receivables Trust
1.45%, 05/15/14	$570	$572
0.97%, 08/17/15	1,155	1,160
0.99%, 11/15/15	3,495	3,516
1.98%, 04/15/16	2,885	2,961
1.61%, 05/16/16	2,140	2,181
Ally Master Owner Trust, 2.15%, 01/15/16	885	901
American Express Credit Account Master Trust, 0.41%, 04/17/17 (i)	3,185	3,191
AmeriCredit Automobile Receivables Trust
3.72%, 11/17/14	355	360
1.61%, 10/08/15	1,895	1,909
2.33%, 03/08/16	1,935	1,964
1.17%, 05/09/16	3,140	3,156
1.55%, 07/08/16	5,165	5,225
1.73%, 02/08/17	1,710	1,716
Banc of America Commercial Mortgage Inc. REMIC
4.63%, 12/10/42	680	713
4.62%, 07/10/43	3,200	3,238
4.67%, 07/10/43	1,320	1,441
5.55%, 02/10/51	196	196
Bear Stearns Commercial Mortgage Securities Inc.
5.20%, 01/12/41	880	927
REMIC, 5.12%, 02/11/41 (i)	1,718	1,871
REMIC, 4.67%, 06/11/41	1,050	1,139
REMIC, 5.75%, 09/11/42	2,640	2,853
REMIC, 5.61%, 06/11/50	1,726	1,775
REMIC, 5.70%, 06/11/50	960	1,022
BMW Vehicle Owner Trust, 0.76%, 08/25/15	2,360	2,365
Cabela’s Master Credit Card Trust, 1.69%, 01/16/18 (i) (r)	1,700	1,751
CarMax Auto Owner Trust
1.56%, 07/15/14	499	500
2.04%, 10/15/15	2,420	2,469
0.84%, 11/15/15	3,040	3,043
0.91%, 12/15/15	3,045	3,054
3.75%, 12/15/15	660	684
4.88%, 08/15/16	420	434
0.89%, 09/15/16	1,650	1,655
Chase Issuance Trust, 5.12%, 10/15/14	4,345	4,406
CIT Equipment Collateral, 1.10%, 11/20/14 (r)	2,000	2,001
Citicorp Mortgage Securities Inc. REMIC, 5.50%, 12/25/33	325	328
CitiFinancial Auto Issuance Trust
2.59%, 10/15/13 (r)	386	388
3.15%, 08/15/16 (r)	3,690	3,737
Citigroup Commercial Mortgage Trust REMIC, 5.53%, 04/15/40 (i)	1,600	1,707
CNH Equipment Trust
1.54%, 07/15/14	107	107
5.17%, 10/15/14	286	289
1.03%, 11/17/14	701	702
3.00%, 08/17/15	1,770	1,791
0.91%, 08/15/16	2,770	2,774
0.94%, 05/15/17	4,480	4,494
Commercial Mortgage Loan Trust REMIC, 6.20%, 12/10/49 (i)	900	898
Commercial Mortgage Pass-Through Certificate REMIC, 5.53%, 07/10/37 (i)	1,300	1,391
Commercial Mortgage Pass-Through Certificates
1.16%, 12/10/44	362	363
REMIC, 5.17%, 07/10/15 (i)	560	597
CS First Boston Mortgage Securities Corp. REMIC, 5.01%, 02/15/38 (i)	1,455	1,577
DBUBS Mortgage Trust, 2.24%, 08/10/44	1,647	1,690
Discover Card Master Trust
0.89%, 09/15/15 (i)	3,090	3,102
0.59%, 08/15/16 (i)	3,570	3,586
Ford Credit Auto Lease Trust
1.34%, 09/15/14	1,215	1,225
0.85%, 01/15/15	2,385	2,386
Ford Credit Auto Owner Trust
1.51%, 01/15/14	381	382
2.42%, 11/15/14	1,823	1,851
8.14%, 02/15/16 (r)	415	453
4.05%, 10/15/16	645	680
Ford Credit Floorplan Master Owner Trust
4.20%, 02/15/17 (r)	3,120	3,368
4.99%, 02/15/17 (r)	2,230	2,389
REMIC, 1.50%, 09/15/15	3,700	3,734
Fosse Master Issuer Plc
1.73%, 10/18/54 (i) (r)	1,635	1,635
REMIC, 1.87%, 10/18/54 (i) (r)	1,530	1,536
GE Capital Credit Card Master Note Trust
2.21%, 06/15/16	3,770	3,828
1.03%, 01/15/18	2,960	2,978
GE Equipment Midticket LLC, 0.94%, 07/14/14 (r)	1,367	1,368
GE Equipment Small Ticket LLC, 1.04%, 12/21/14 (r)	1,130	1,132
GE Equipment Transportation LLC, 0.99%, 11/23/15	510	511
GMAC Commercial Mortgage Securities Inc. REMIC, 4.08%, 05/10/36	1,806	1,825

See accompanying Notes to Financial Statements.

	Shares/Par (p)	Value
Greenwich Capital Commercial Funding Corp. REMIC, 6.07%, 07/10/38 (i)	3,640	4,149
GS Mortgage Securities Corp. II REMIC
5.55%, 04/10/38 (i)	2,240	2,491
2.33%, 03/10/44 (r)	3,906	3,987
5.98%, 08/10/45 (i)	1,065	1,120
Holmes Master Issuer Plc
2.12%, 10/15/54 (i) (r)	4,550	4,598
2.02%, 10/21/54 (i) (r)	1,655	1,662
Honda Auto Receivables Owner Trust
1.25%, 10/21/13	378	379
1.34%, 03/18/14	806	809
1.98%, 05/23/16	545	551
1.55%, 08/18/17	1,695	1,725
HSBC Home Equity Loan Trust REMIC, 0.39%, 03/20/36 (i)	1,303	1,229
Huntington Auto Trust
1.01%, 01/15/16 (r)	2,205	2,215
0.81%, 09/15/16	4,005	4,013
Hyundai Auto Receivables Trust REMIC, 0.72%, 03/15/16	2,325	2,329
John Deere Owner Trust, 1.32%, 05/15/14	126	127
JPMorgan Chase Commercial Mortgage Securities Corp. REMIC
1.03%, 10/15/16	507	507
4.72%, 01/15/38	1,725	1,790
4.72%, 02/11/41	300	313
4.68%, 07/15/42	666	677
5.00%, 08/15/42 (i)	2,421	2,578
1.87%, 02/15/46 (r)	2,080	2,098
1.53%, 07/15/46 (r)	3,284	3,309
JPMorgan Mortgage Trust REMIC, 3.06%, 07/25/35 (i)	343	311
Mercedes-Benz Auto Lease Trust
0.88%, 11/17/14	1,280	1,287
1.24%, 07/17/17 (r)	1,920	1,933
1.07%, 11/15/17	1,070	1,072
Mercedes-Benz Auto Receivables Trust, 1.22%, 12/15/17	1,820	1,838
MMAF Equipment Finance LLC, 2.37%, 11/15/13 (r)	435	437
Morgan Stanley Capital I REMIC
5.27%, 06/13/41 (i)	880	936
4.78%, 12/13/41	950	1,022
4.99%, 08/13/42	1,565	1,714
6.46%, 01/11/43 (i)	2,430	2,585
Morgan Stanley Capital I Inc. REMIC, 5.73%, 07/12/44 (i)	2,865	3,264
Navistar Financial Corp. Owner Trust, 1.19%, 01/18/19 (r)	4,225	4,224
Nissan Auto Lease Trust, 0.92%, 02/16/15	3,495	3,509
Nissan Auto Receivables Owner Trust, 1.18%, 02/16/15	1,875	1,887
Porsche Financial Auto Securitization Trust, 1.19%, 12/17/18 (r)	915	922
Porsche Innovative Lease Owner Trust, 1.26%, 11/20/17 (r)	2,020	2,035
RSB Bondco LLC, 5.72%, 04/01/18	4,690	5,153
Sequoia Mortgage Trust REMIC, 3.75%, 02/25/40 (i)	116	118
Silverstone Master Issuer Plc
1.87%, 01/21/55 (i) (r)	250	250
1.96%, 01/21/55 (i) (r)	3,195	3,216
SMART Trust
1.04%, 09/14/14 (r)	870	870
1.77%, 10/14/14 (r)	1,263	1,268
1.54%, 03/14/15 (r)	890	895
1.59%, 12/14/15 (r)	4,240	4,245
Structured Asset Securities Corp. REMIC, 2.78%, 09/25/33 (i)	694	634
Toyota Auto Receivables Owner Trust, 0.75%, 02/16/16	1,445	1,448
USAA Auto Owner Trust
1.30%, 06/16/14	199	199
2.14%, 09/15/15	895	906
Volkswagen Auto Loan Enhanced Trust, 1.22%, 06/22/15	5,030	5,065
Wachovia Bank Commercial Mortgage Trust REMIC, 4.94%, 04/15/42	670	732
Wells Fargo & Co. Commercial Mortgage Trust, 2.50%, 02/15/44 (r)	957	977
Wells Fargo Mortgage Backed Securities Trust REMIC
4.71%, 06/25/34 (i)	456	465
2.69%, 04/25/35 (i)	2,163	1,997
WF-RBS Commercial Mortgage Trust, 1.61%, 06/15/44 (r)	2,500	2,515
Wheels SPV LLC REMIC, 1.19%, 04/20/15 (r)	2,360	2,361
World Financial Network Credit Card Master Trust
3.79%, 05/15/16	570	571
4.66%, 05/15/17	3,640	3,781
World Omni Automobile Lease Securitization Trust
0.93%, 10/15/14	1,280	1,281
1.06%, 12/15/14	1,365	1,367

Total Non-U.S. Government Agency Asset-Backed Securities (cost $238,702)		239,097

CORPORATE BONDS AND NOTES - 48.1%
CONSUMER DISCRETIONARY - 3.6%
Anglo American Capital Plc, 2.15%, 09/27/13 (r)	2,040	2,055
CBS Corp., 1.95%, 07/01/17 (e)	1,010	1,009
COX Communications Inc., 5.45%, 12/15/14	3,025	3,329
Daimler Finance North America LLC
1.07%, 03/28/14 (i) (r)	4,845	4,834
1.88%, 09/15/14 (r)	1,710	1,719
DIRECTV Holdings LLC, 4.75%, 10/01/14	5,460	5,861
Interpublic Group of Cos. Inc., 6.25%, 11/15/14	3,432	3,749
Johnson Controls Inc., 0.88%, 02/04/14 (i)	4,385	4,399
NBCUniversal Media LLC, 2.10%, 04/01/14	3,605	3,669
Staples Inc., 9.75%, 01/15/14 (l)	4,125	4,611
TCM Sub LLC, 3.55%, 01/15/15 (r)	4,045	4,260
Thomson Reuters Corp., 5.95%, 07/15/13 (e)	1,000	1,046
Time Warner Cable Inc.
5.40%, 07/02/12	3,870	3,871
7.50%, 04/01/14	810	898
Volkswagen International Finance NV, 1.63%, 03/22/15 (r)	5,025	5,042
		50,352
CONSUMER STAPLES - 3.7%
Altria Group Inc., 8.50%, 11/10/13 (l)	3,800	4,175
Anheuser-Busch InBev Worldwide Inc.
3.00%, 10/15/12	3,830	3,856
1.50%, 07/14/14 (e)	2,125	2,154
BAT International Finance Plc, 8.13%, 11/15/13 (r)	6,060	6,610
Bunge Ltd. Finance Corp., 3.20%, 06/15/17	6,825	6,840
Coca-Cola Amatil Ltd., 3.25%, 11/02/14 (r)	3,975	4,137
Coca-Cola Bottling Co., 5.00%, 11/15/12	2,000	2,030

See accompanying Notes to Financial Statements.

	Shares/Par (p)	Value
HJ Heinz Co., 1.50%, 03/01/17	2,175	2,170
Kellogg Co., 1.13%, 05/15/15	1,085	1,090
Kraft Foods Group Inc., 1.63%, 06/04/15 (r)	2,670	2,698
Molson Coors Brewing Co., 2.00%, 05/01/17	2,105	2,124
PepsiCo Inc., 0.75%, 03/05/15	2,115	2,109
Pernod-Ricard SA, 2.95%, 01/15/17 (r)	3,160	3,199
Philip Morris International Inc., 1.63%, 03/20/17	3,255	3,290
SABMiller Holdings Inc., 1.85%, 01/15/15 (r)	2,950	2,992
Safeway Inc., 5.80%, 08/15/12	2,080	2,092
		51,566
ENERGY - 5.4%
Anadarko Petroleum Corp., 6.38%, 09/15/17	1,205	1,400
Apache Corp.
6.00%, 09/15/13	4,835	5,141
1.75%, 04/15/17 (e)	970	989
BG Energy Capital Plc, 2.88%, 10/15/16 (r)	4,510	4,752
Canadian Natural Resources Ltd.
5.45%, 10/01/12	565	572
5.15%, 02/01/13	2,630	2,696
1.45%, 11/14/14	1,765	1,787
CenterPoint Energy Resources Corp., 7.88%, 04/01/13	1,575	1,655
DCP Midstream LLC, 9.70%, 12/01/13 (r)	2,135	2,347
Devon Energy Corp., 1.88%, 05/15/17	1,450	1,450
Ensco Plc, 3.25%, 03/15/16	4,265	4,479
Enterprise Products Operating LLC
4.60%, 08/01/12	1,785	1,791
6.38%, 02/01/13	675	694
Gazprom OAO, 4.95%, 05/23/16 (r)	3,545	3,671
Kinder Morgan Energy Partners LP
5.13%, 11/15/14	1,080	1,168
3.50%, 03/01/16	715	756
Korea Hydro & Nuclear Power Co. Ltd., 3.13%, 09/16/15 (r)	2,835	2,897
Korea National Oil Corp., 4.00%, 10/27/16 (r)	765	811
Magellan Midstream Partners LP, 6.45%, 06/01/14	1,895	2,061
MidAmerican Energy Holdings Co., 5.00%, 02/15/14	1,825	1,942
Nabors Industries Inc., 5.38%, 08/15/12	910	914
Noble Corp., 5.88%, 06/01/13	500	522
Noble Holding International Ltd.
7.38%, 03/15/14	485	530
3.45%, 08/01/15	975	1,026
2.50%, 03/15/17	540	548
Occidental Petroleum Corp.
1.45%, 12/13/13	3,815	3,860
1.75%, 02/15/17	2,800	2,847
Phillips 66, 1.95%, 03/05/15 (r)	2,450	2,468
Plains All American Pipeline LP, 4.25%, 09/01/12	5,115	5,138
Rowan Cos. Inc., 5.00%, 09/01/17	995	1,071
SeaRiver Maritime Inc., 0.00%, 09/01/12 (j)	2,730	2,714
Talisman Energy Inc., 5.13%, 05/15/15	2,260	2,449
TransCanada PipeLines Ltd., 0.88%, 03/02/15	1,030	1,028
Transocean Inc.
5.25%, 03/15/13	4,425	4,544
5.05%, 12/15/16	1,285	1,394
Williams Partners LP, 3.80%, 02/15/15	1,496	1,574
		75,686
FINANCIALS - 20.4%
Aflac Inc., 2.65%, 02/15/17 (e)	645	660
American Express Bank FSB, 5.55%, 10/17/12	1,375	1,394
American Express Centurion Bank, 5.55%, 10/17/12	1,500	1,521
American Express Credit Corp., 5.13%, 08/25/14	3,965	4,283
American Honda Finance Corp., 1.45%, 02/27/15 (r)	2,775	2,785
American International Group Inc.
4.25%, 09/15/14 (e)	3,740	3,876
3.00%, 03/20/15 (e)	1,215	1,221
ANZ National International Ltd., 2.38%, 12/21/12 (r)	2,915	2,935
Bank of America Corp., 1.89%, 01/30/14 (e) (i)	4,115	4,072
Barclays Bank Plc, 5.20%, 07/10/14	5,765	6,074
BB&T Corp.
3.85%, 07/27/12	2,770	2,776
5.70%, 04/30/14	2,300	2,496
Berkshire Hathaway Inc., 2.20%, 08/15/16	5,765	5,998
BPCE SA, 2.38%, 10/04/13 (r)	5,410	5,312
Capital One Financial Corp.
2.13%, 07/15/14	4,015	4,049
2.15%, 03/23/15	1,855	1,869
Caterpillar Financial Services Corp., 0.75%, 04/01/14 (i)	6,700	6,723
Charles Schwab Corp., 4.95%, 06/01/14	850	912
Citigroup Inc., 1.39%, 04/01/14 (i)	6,800	6,691
Commonwealth Bank of Australia
2.75%, 10/15/12 (r)	1,170	1,176
1.95%, 03/16/15	3,595	3,618
Credit Suisse New York, 3.45%, 07/02/12 (e)	1,275	1,275
Crown Castle Towers LLC, 4.52%, 01/15/15 (r)	4,835	5,068
Deutsche Bank AG London, 5.38%, 10/12/12	3,090	3,130
DNB Bank ASA, 3.20%, 04/03/17 (e) (r)	4,890	4,946
Enel Finance International SA, 3.88%, 10/07/14 (e) (r)	2,535	2,492
ERAC USA Finance Co.
5.80%, 10/15/12 (r)	5,782	5,853
2.75%, 07/01/13 (r)	1,890	1,915
Fifth Third Bancorp
6.25%, 05/01/13	3,658	3,810
3.63%, 01/25/16	500	527
Ford Motor Credit Co. LLC
3.88%, 01/15/15 (e)	2,940	3,028
2.75%, 05/15/15 (e)	3,630	3,659
3.00%, 06/12/17 (e)	2,090	2,078
General Electric Capital Corp.
1.88%, 09/16/13	1,535	1,551
1.09%, 04/07/14 (i)	6,355	6,349
2.38%, 06/30/15	3,010	3,079
Goldman Sachs Group Inc., 1.47%, 02/07/14 (e) (i)	8,050	7,954
GTP Acquisition Partners I LLC, 4.35%, 06/15/16 (r)	1,690	1,769
HSBC USA Inc., 2.38%, 02/13/15 (e)	5,020	5,077
Hyundai Capital Services Inc.
4.38%, 07/27/16 (r)	2,745	2,885
3.50%, 09/13/17 (r)	1,725	1,740
John Deere Capital Corp., 4.95%, 12/17/12	3,810	3,889
JPMorgan Chase & Co.
6.95%, 08/10/12	2,429	2,446
1.22%, 05/02/14 (i)	9,050	9,042
KeyCorp, 3.75%, 08/13/15	2,560	2,711
Kilroy Realty LP, 5.00%, 11/03/15	3,425	3,645
MassMutual Global Funding II, 3.63%, 07/16/12 (r)	2,400	2,403
MetLife Institutional Funding II, 1.36%, 04/04/14 (i) (r)	5,880	5,909

See accompanying Notes to Financial Statements.

	Shares/Par (p)	Value
Metropolitan Life Global Funding I, 1.70%, 06/29/15 (r)	2,785	2,787
Morgan Stanley, 2.07%, 01/24/14 (i)	8,160	7,931
National Australia Bank Ltd., 2.35%, 11/16/12 (r)	2,150	2,162
National Rural Utilities Cooperative Finance Corp., 1.00%, 02/02/15	700	703
New York Life Global Funding, 2.45%, 07/14/16 (r)	5,160	5,324
Nordea Bank AB
2.50%, 11/13/12 (e) (r)	765	770
1.75%, 10/04/13 (r)	2,795	2,793
2.13%, 01/14/14 (r)	3,295	3,300
PACCAR Financial Corp., 1.60%, 03/15/17	4,115	4,158
PNC Funding Corp., 3.63%, 02/08/15	1,978	2,101
Principal Financial Group Inc., 7.88%, 05/15/14	3,620	4,032
Prudential Financial Inc.
3.63%, 09/17/12	4,830	4,858
2.75%, 01/14/13 (e)	490	495
Rabobank Nederland NV, 4.20%, 05/13/14 (r)	1,150	1,202
RCI Banque SA, 2.33%, 04/11/14 (i) (r)	1,655	1,609
Regions Financial Corp., 5.75%, 06/15/15 (e)	1,330	1,396
Royal Bank of Canada, 0.77%, 04/17/14 (e) (i)	6,195	6,212
Santander US Debt SA, 2.49%, 01/18/13 (r)	300	294
Simon Property Group LP, 4.20%, 02/01/15	540	569
SLM Corp., 5.13%, 08/27/12	7,125	7,153
Societe Generale, 2.50%, 01/15/14 (r)	2,275	2,235
Standard Chartered Plc, 3.85%, 04/27/15 (r)	470	492
State Street Corp., 0.82%, 03/07/14 (i)	2,700	2,710
Sumitomo Mitsui Banking Corp., 1.90%, 01/12/15 (e) (r)	6,225	6,308
Sun Life Financial Global Funding III LP, 0.71%, 10/06/13 (i) (r)	3,255	3,226
Toronto-Dominion Bank
0.65%, 07/26/13 (i)	2,070	2,074
0.76%, 07/14/14 (i)	2,055	2,063
Toyota Motor Credit Corp., 2.00%, 09/15/16	5,380	5,467
UBS AG, 1.47%, 01/28/14 (i)	4,375	4,351
Union Bank NA, 2.13%, 06/16/17	3,630	3,631
US Bancorp, 2.20%, 11/15/16 (e)	6,490	6,693
Ventas Realty LP, 3.13%, 11/30/15	1,220	1,242
Wachovia Capital Trust III, 5.57%, (callable at 100 beginning 09/06/12) (m)	425	406
WEA Finance LLC, 5.40%, 10/01/12 (r)	550	555
Wells Fargo & Co.
1.25%, 02/13/15	4,355	4,349
2.10%, 05/08/17 (e)	3,120	3,127
Westpac Banking Corp., 2.10%, 08/02/13	3,250	3,298
Woodside Finance Ltd.
5.00%, 11/15/13 (r)	820	855
4.50%, 11/10/14 (r)	2,575	2,724
		284,326
HEALTH CARE - 3.2%
Agilent Technologies Inc., 6.50%, 11/01/17	1,925	2,312
AmerisourceBergen Corp., 5.63%, 09/15/12	4,435	4,478
Aristotle Holding Inc., 2.75%, 11/21/14 (r)	3,365	3,437
Baxter International Inc., 1.85%, 01/15/17	1,295	1,323
Boston Scientific Corp., 4.50%, 01/15/15	6,295	6,708
Cardinal Health Inc.
5.50%, 06/15/13	3,460	3,602
1.90%, 06/15/17 (e)	860	866
Express Scripts Inc.
6.25%, 06/15/14	865	946
3.13%, 05/15/16 (e)	1,810	1,884
Gilead Sciences Inc., 2.40%, 12/01/14	2,205	2,273
Life Technologies Corp.
3.38%, 03/01/13	4,620	4,675
3.50%, 01/15/16	1,910	1,988
UnitedHealth Group Inc., 1.88%, 11/15/16	1,535	1,572
Watson Pharmaceuticals Inc., 5.00%, 08/15/14	3,095	3,288
WellPoint Inc.
6.80%, 08/01/12	2,230	2,241
6.00%, 02/15/14	2,525	2,716
		44,309
INDUSTRIALS - 1.6%
BAA Funding Ltd., 2.50%, 06/25/15 (r)	3,475	3,494
CSX Corp., 5.75%, 03/15/13	1,760	1,819
ERAC USA Finance LLC, 2.75%, 03/15/17 (e) (r)	1,475	1,496
GATX Corp.
4.75%, 10/01/12	1,970	1,986
3.50%, 07/15/16	3,365	3,451
Roper Industries Inc., 6.63%, 08/15/13 (l)	1,435	1,510
Southwest Airlines Co., 5.25%, 10/01/14	2,760	2,987
United Technologies Corp., 1.20%, 06/01/15 (e)	3,235	3,273
Waste Management Inc.
6.38%, 11/15/12	1,083	1,104
2.60%, 09/01/16	1,300	1,334
		22,454
INFORMATION TECHNOLOGY - 1.7%
Agilent Technologies Inc., 2.50%, 07/15/13	1,770	1,794
Altera Corp., 1.75%, 05/15/17	1,920	1,934
Broadcom Corp.
1.50%, 11/01/13	1,210	1,225
2.38%, 11/01/15	1,590	1,648
Fiserv Inc., 3.13%, 06/15/16	3,635	3,747
Hewlett-Packard Co.
2.63%, 12/09/14	2,755	2,822
2.35%, 03/15/15 (e)	3,120	3,169
2.60%, 09/15/17	2,530	2,540
Xerox Corp.
5.65%, 05/15/13	2,100	2,176
1.29%, 05/16/14 (i)	1,230	1,228
2.95%, 03/15/17 (e)	575	581
		22,864
MATERIALS - 2.3%
ArcelorMittal
5.38%, 06/01/13 (e)	2,620	2,695
3.75%, 02/25/15 (e)	2,210	2,240
Barrick Gold Corp., 6.13%, 09/15/13	3,600	3,822
BHP Billiton Finance USA Ltd., 1.00%, 02/24/15	6,085	6,095
CRH America Inc., 5.30%, 10/15/13	980	1,020
Dow Chemical Co.
6.00%, 10/01/12	1,451	1,469
2.50%, 02/15/16 (e)	2,615	2,686
Eastman Chemical Co., 2.40%, 06/01/17	1,930	1,950
Ecolab Inc., 2.38%, 12/08/14	2,510	2,593
International Paper Co., 5.30%, 04/01/15 (e)	2,425	2,654
Rio Tinto Finance USA Ltd., 8.95%, 05/01/14 (l)	3,905	4,459
		31,683
TELECOMMUNICATION SERVICES - 3.0%
America Movil SAB de CV
3.63%, 03/30/15 (e)	1,580	1,681
2.38%, 09/08/16	2,565	2,632
American Tower Corp., 4.63%, 04/01/15	4,740	5,017

See accompanying Notes to Financial Statements.

	Shares/Par (p)	Value
AT&T Inc.
0.88%, 02/13/15	2,640	2,638
1.70%, 06/01/17	3,385	3,401
British Telecommunications Plc
5.15%, 01/15/13	2,565	2,623
1.59%, 12/20/13 (i)	2,155	2,167
CenturyLink Inc., 7.88%, 08/15/12	1,475	1,486
Rogers Wireless Communications Inc., 6.38%, 03/01/14	900	980
Telecom Italia Capital SA, 5.25%, 11/15/13	4,485	4,496
Telefonica Emisiones SAU
5.86%, 02/04/13 (e)	2,190	2,195
2.58%, 04/26/13	2,590	2,551
Verizon Virginia Inc., 4.63%, 03/15/13	7,365	7,569
Vivendi SA, 2.40%, 04/10/15 (e) (r)	2,490	2,465
		41,901
UTILITIES - 3.2%
Abu Dhabi National Energy Co., 5.62%, 10/25/12 (r)	4,410	4,459
Appalachian Power Co., 5.65%, 08/15/12	1,750	1,759
Commonwealth Edison Co.
1.63%, 01/15/14	2,485	2,518
1.95%, 09/01/16	1,095	1,121
Dominion Resources Inc.
5.70%, 09/17/12	1,020	1,030
2.25%, 09/01/15	1,275	1,315
1.95%, 08/15/16	1,465	1,493
DTE Energy Co., 1.17%, 06/03/13 (i)	2,210	2,214
Florida Gas Transmission Co. LLC, 4.00%, 07/15/15 (r)	765	795
Georgia Power Co., 1.30%, 09/15/13 (e)	3,060	3,085
Great Plains Energy Inc., 2.75%, 08/15/13	1,905	1,933
Iberdrola Finance Ireland Ltd., 3.80%, 09/11/14 (r)	2,320	2,258
Mississippi Power Co., 2.35%, 10/15/16	1,020	1,063
NiSource Finance Corp.
6.15%, 03/01/13	616	637
5.40%, 07/15/14	2,295	2,473
Northeast Utilities, 5.65%, 06/01/13	3,775	3,938
Progress Energy Inc., 6.05%, 03/15/14	875	947
PSEG Power LLC
2.50%, 04/15/13	2,535	2,571
2.75%, 09/15/16	1,215	1,236
Sempra Energy, 1.23%, 03/15/14 (i)	4,435	4,444
Sierra Pacific Power Co., 5.45%, 09/01/13	2,310	2,423
Southern Co., 1.95%, 09/01/16 (e)	1,370	1,403
		45,115
Total Corporate Bonds and Notes (cost $663,332)		670,256

GOVERNMENT AND AGENCY OBLIGATIONS - 27.9%
GOVERNMENT SECURITIES - 8.8%
Federal Home Loan Bank - 1.2% (w)
Federal Home Loan Bank, 1.63%, 11/21/12	17,310	17,408
Federal Home Loan Mortgage Corp. - 0.9% (w)
Federal Home Loan Mortgage Corp., 0.88%, 10/28/13	11,915	12,004
Federal National Mortgage Association - 0.3% (w)
Federal National Mortgage Association, 1.00%, 09/23/13	4,415	4,452
Municipals - 0.5%
Florida Hurricane Catastrophe Fund Finance Corp., 1.01%, 10/15/12 (i)	6,305	6,307
Treasury Inflation Index Securities - 2.3%

U.S. Treasury Inflation Indexed Note
3.00%, 07/15/12 (n)	24,665	24,730
0.50%, 04/15/15 (n)	6,859	7,121
		31,851
U.S. Treasury Securities - 3.6%
U.S. Treasury Note
0.38%, 11/15/14	3,500	3,502
1.50%, 07/31/16	7,665	7,941
1.00%, 08/31/16 (o)	33,000	33,518
1.00%, 10/31/16	5,245	5,325
		50,286
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 19.1%
Federal Home Loan Mortgage Corp. - 2.5%
Federal Home Loan Mortgage Corp.
4.00%, 02/01/14 - 06/01/26	2,641	2,797
0.50%, 04/17/15	6,260	6,260
5.00%, 10/01/17 - 12/01/23	7,077	7,584
4.50%, 04/01/18 - 08/01/25	1,974	2,101
5.50%, 10/01/19 - 07/01/20	1,131	1,238
2.37%, 09/01/33 - 02/01/35 (i)	326	346
2.50%, 09/01/33 (i)	29	31
2.23%, 10/01/34 - 02/01/35 (i)	157	166
2.38%, 11/01/34 (i)	153	162
2.65%, 11/01/34 (i)	41	44
2.66%, 11/01/34 - 02/01/35 (i)	139	149
2.74%, 11/01/34 (i)	54	58
2.56%, 01/01/35 - 02/01/35 (i)	123	131
2.63%, 02/01/35 (i)	91	96
2.67%, 02/01/35 - 03/01/36 (i)	697	745
2.86%, 02/01/35 (i)	79	84
2.75%, 06/01/35 (i)	831	885
2.49%, 09/01/35 (i)	892	938
2.53%, 10/01/35 (i)	573	611
2.60%, 11/01/35 (i)	303	322
6.00%, 11/01/37	3,681	4,040
REMIC, 5.00%, 10/15/21	819	867
REMIC, 0.69%, 05/15/36 (i)	660	661
REMIC, 0.74%, 08/15/41 (i)	4,544	4,551
		34,867
Federal National Mortgage Association - 16.5%
Federal National Mortgage Association
0.75%, 12/19/14	13,110	13,204
0.50%, 07/02/15	3,425	3,421
5.50%, 01/01/17 - 05/01/40	57,736	63,093
5.00%, 07/01/19 - 07/01/41	20,646	22,350
4.50%, 08/01/24 - 09/01/25	42,101	45,422
4.00%, 02/01/25 - 10/01/26	28,550	30,438
3.50%, 11/01/26 - 01/01/27	23,353	24,703
2.73%, 03/01/33 (i)	5	5
2.17%, 06/01/33 - 02/01/36 (i)	1,049	1,111
2.33%, 06/01/33 - 10/01/34 (i)	691	734
2.35%, 07/01/33 (i)	47	50
3.00%, 09/01/33 (i)	5	6
2.34%, 12/01/33 (i)	772	818
2.57%, 12/01/33 - 01/01/35 (i)	91	97
2.43%, 04/01/34 (i)	16	16
2.50%, 04/01/34 (i)	5,809	6,160
2.27%, 11/01/34 (i)	7	7
2.49%, 11/01/34 - 03/01/35 (i)	963	1,025
2.53%, 11/01/34 - 05/01/35 (i)	496	524
2.46%, 12/01/34 (i)	73	77
2.48%, 01/01/35 (i)	31	33

See accompanying Notes to Financial Statements.

	Shares/Par (p)	Value
2.67%, 01/01/35 (i)	115	122
2.32%, 02/01/35 (i)	255	271
2.60%, 02/01/35 (i)	57	60
1.95%, 04/01/35 (i)	482	503
2.93%, 04/01/35 (i)	172	182
3.11%, 04/01/35 (i)	486	513
2.52%, 05/01/35 (i)	828	875
2.79%, 05/01/35 (i)	91	97
2.68%, 06/01/35 (i)	755	798
2.69%, 06/01/35 (i)	591	630
2.30%, 07/01/35 (i)	485	504
2.85%, 07/01/35 (i)	573	614
2.13%, 08/01/35 (i)	1,314	1,371
2.58%, 08/01/35 (i)	636	675
2.26%, 11/01/35 (i)	907	958
2.56%, 11/01/35 (i)	375	399
2.62%, 02/01/36 (i)	463	493
2.72%, 03/01/36 (i)	297	318
2.86%, 03/01/36 (i)	784	838
6.00%, 04/01/36 - 05/01/37	1,226	1,350
REMIC, 5.00%, 08/25/19 - 11/25/21	4,796	5,143
		230,008
Government National Mortgage Association - 0.1%
Government National Mortgage Association
7.00%, 12/15/17	514	536
5.50%, 07/15/20	224	242
		778
Total Government and Agency Obligations (cost $382,016)		387,961

INVESTMENT COMPANIES - 0.0%
T. Rowe Price Term Asset-Backed Securities Loan Facility (a) (f) (q)	258	379

Total Investment Companies (cost $2,837)		379

SHORT TERM INVESTMENTS - 8.4%
Certificates of Deposit - 0.3%
Svenska Handelsbanken, 0.01%, 03/18/13 (i)	$4,200	4,208

Investment Companies - 5.8%
JNL Money Market Fund, 0.09% (a) (h)	6,895	6,895
T. Rowe Price Reserves Investment Fund, 0.18% (a) (h)	73,958	73,958
		80,853
Securities Lending Collateral - 2.3%
Securities Lending Cash Collateral Fund LLC, 0.34% (a) (h)	31,277	31,277
Securities Lending Liquidating Fund LLC, 0.38% (a) (h)	264	257
		31,534
Total Short Term Investments (cost $116,594)		116,595

Total Investments - 101.6% (cost $1,403,481)		1,414,288
Other Assets and Liabilities, Net - (1.6%)		(22,465)
Total Net Assets - 100.0%		$1,391,823

JNL/T. Rowe Price Value Fund* (x)

Sector Weightings:	Percentage of Total Investments
Financials	21.0%
Health Care	17.1
Energy	9.7
Industrials	9.6
Consumer Discretionary	8.9
Information Technology	8.7
Utilities	6.8
Materials	6.4
Consumer Staples	6.1
Telecommunication Services	3.5
Short Term Investments	2.2
Total Investments	100.0%

COMMON STOCKS - 97.5%
CONSUMER DISCRETIONARY - 9.0%
Carnival Corp.	455	$15,593
Comcast Corp. - Class A	147	4,693
Comcast Corp. - Special Class A	382	11,998
Discovery Communications Inc. - Class C (c)	222	11,105
General Motors Co. (c)	545	10,753
Kohl’s Corp.	393	17,878
Time Warner Cable Inc.	226	18,563
Time Warner Inc.	419	16,124
Walt Disney Co.	368	17,833
Other Securities		11,753
		136,293
CONSUMER STAPLES - 6.1%
Dr. Pepper Snapple Group Inc.	256	11,200
PepsiCo Inc.	260	18,336
Procter & Gamble Co.	531	32,512
Other Securities		31,304
		93,352
ENERGY - 9.8%
Chevron Corp.	315	33,190
Spectra Energy Corp.	431	12,522
Valero Energy Corp.	681	16,446
Williams Cos. Inc.	583	16,814
Other Securities		69,808
		148,780
FINANCIALS - 20.0%
Allstate Corp.	379	13,310
American Express Co.	245	14,279
Ameriprise Financial Inc.	230	12,004
Bank of America Corp.	2,161	17,678
JPMorgan Chase & Co.	1,336	47,732
MetLife Inc.	613	18,914
Moody’s Corp.	610	22,303
Morgan Stanley	863	12,585
SLM Corp.	1,405	22,066
U.S. Bancorp	741	23,837
Other Securities		98,979
		303,687
HEALTH CARE - 17.2%
Amgen Inc.	291	21,247
Covidien Plc	414	22,138
Johnson & Johnson	685	46,292
Merck & Co. Inc.	1,108	46,276
Pfizer Inc.	3,080	70,842
Thermo Fisher Scientific Inc.	523	27,170
WellPoint Inc.	190	12,146
Other Securities		15,653
		261,764

See accompanying Notes to Financial Statements.

	Shares/Par (p)	Value
INDUSTRIALS - 9.7%
Boeing Co.	277	20,596
Emerson Electric Co.	255	11,892
General Electric Co.	1,684	35,101
Honeywell International Inc.	264	14,731
United Continental Holdings Inc. (c)	750	18,248
Other Securities		47,429
		147,997
INFORMATION TECHNOLOGY - 8.8%
Cisco Systems Inc.	1,552	26,641
Microsoft Corp.	482	14,751
Texas Instruments Inc.	921	26,429
Visa Inc.	102	12,548
Other Securities		53,555
		133,924
MATERIALS - 6.4%
International Paper Co.	795	22,980
LyondellBasell Industries NV	647	26,047
Weyerhaeuser Co.	577	12,911
Other Securities		36,172
		98,110
TELECOMMUNICATION SERVICES - 3.6%
AT&T Inc.	1,034	36,855
Other Securities		17,276
		54,131
UTILITIES - 6.9%
AES Corp. (c)	1,784	22,893
Entergy Corp.	192	13,048
Exelon Corp.	467	17,554
MDU Resources Group Inc.	721	15,574
NRG Energy Inc. (c)	937	16,258
Other Securities		19,154
		104,481
Total Common Stocks (cost $1,409,822)		1,482,519

PREFERRED STOCKS - 1.2%
FINANCIALS - 1.2%
Other Securities		17,991

Total Preferred Stocks (cost $18,522)		17,991

CORPORATE BONDS AND NOTES - 0.1%
FINANCIALS - 0.1%
Other Securities		1,156

Total Corporate Bonds and Notes (cost $1,312)		1,156

SHORT TERM INVESTMENTS - 2.2%
Investment Companies - 1.6%
JNL Money Market Fund, 0.09% (a) (h)	2,284	2,284
T. Rowe Price Reserves Investment Fund, 0.18% (a) (h)	22,472	22,472
		24,756
Securities Lending Collateral - 0.6%
Securities Lending Cash Collateral Fund LLC, 0.34% (a) (h)	8,907	8,907
Securities Lending Liquidating Fund LLC, 0.38% (a) (h)	409	399
		9,306
Total Short Term Investments (cost $34,072)		34,062
Total Investments - 101.0% (cost $1,463,728)		1,535,728
Other Assets and Liabilities, Net - (1.0%)		(15,507)
Total Net Assets - 100.0%		$1,520,221

JNL/UBS Large Cap Select Growth Fund

Sector Weightings:	Percentage of Total Investments
Information Technology	34.1%
Consumer Discretionary	22.4
Health Care	10.3
Industrials	9.1
Energy	7.6
Consumer Staples	6.6
Materials	2.0
Telecommunication Services	1.4
Short Term Investments	6.5
Total Investments	100.0%

COMMON STOCKS - 97.7%
CONSUMER DISCRETIONARY - 23.4%
Amazon.com Inc.	80	$18,222
Chipotle Mexican Grill Inc. (c)	14	5,205
Comcast Corp. - Class A	143	4,562
DIRECTV - Class A (c)	127	6,200
Discovery Communications Inc. - Class A (c)	86	4,639
Dollar General Corp. (c)	270	14,674
Las Vegas Sands Corp.	259	11,277
Lululemon Athletica Inc. (c) (e)	92	5,492
McDonald’s Corp.	86	7,622
Nike Inc. - Class B	103	9,033
Priceline.com Inc. (c)	18	12,227
Ralph Lauren Corp. - Class A	58	8,096
		107,249
CONSUMER STAPLES - 6.9%
CVS Caremark Corp.	340	15,902
Estee Lauder Cos. Inc.	239	12,919
Monster Beverage Corp. (c)	41	2,912
		31,733
ENERGY - 7.9%
Cabot Oil & Gas Corp. - Class A	150	5,914
Concho Resources Inc. (c)	114	9,670
EOG Resources Inc.	37	3,307
FMC Technologies Inc. (c)	282	11,047
Schlumberger Ltd.	97	6,303
		36,241
HEALTH CARE - 10.7%
Allergan Inc.	166	15,376
Biogen Idec Inc. (c)	77	11,059
Gilead Sciences Inc. (c)	201	10,307
UnitedHealth Group Inc.	213	12,449
		49,191
INDUSTRIALS - 9.6%
Cummins Inc.	73	7,026
Danaher Corp.	199	10,364

See accompanying Notes to Financial Statements.

	Shares/Par (p)	Value
Roper Industries Inc.	67	6,605
Union Pacific Corp.	77	9,199
United Technologies Corp.	141	10,634
		43,828
INFORMATION TECHNOLOGY - 35.7%
Agilent Technologies Inc.	259	10,147
Apple Inc. (c)	61	35,858
Baidu.com - ADR	96	11,061
Broadcom Corp. - Class A	132	4,475
Facebook Inc. - Class A (c) (e)	236	7,354
Google Inc. - Class A (c)	20	11,311
MasterCard Inc. - Class A	22	9,419
MercadoLibre Inc.	53	3,995
NetApp Inc. (c)	335	10,644
QUALCOMM Inc.	282	15,702
Riverbed Technology Inc. (c)	267	4,312
Salesforce.com Inc. (c)	62	8,586
Teradata Corp. (c)	100	7,179
Visa Inc. - Class A	166	20,560
VMware Inc. - Class A (c)	30	2,695
		163,298
MATERIALS - 2.1%
FMC Corp.	53	2,824
Sherwin-Williams Co.	50	6,631
		9,455
TELECOMMUNICATION SERVICES - 1.4%
Crown Castle International Corp. (c)	112	6,546

Total Common Stocks (cost $446,778)		447,541

SHORT TERM INVESTMENTS - 6.7%
Investment Company - 4.0%
JNL Money Market Fund, 0.09% (a) (h)	18,623	18,623

Securities Lending Collateral - 2.7%
Securities Lending Cash Collateral Fund LLC, 0.34% (a) (h)	11,981	11,981
Securities Lending Liquidating Fund LLC, 0.38% (a) (h)	374	365
		12,346
Total Short Term Investments (cost $30,978)		30,969
Total Investments - 104.4% (cost $477,756)		478,510
Other Assets and Liabilities, Net - (4.4%)		(20,291)
Total Net Assets - 100.0%		$458,219

JNL/WMC Balanced Fund

Sector Weightings:	Percentage of Total Investments
Financials	14.9%
U.S. Government Agency MBS	10.9
Government Securities	10.9
Health Care	9.8
Information Technology	9.3
Consumer Discretionary	8.2
Energy	7.9
Industrials	7.0
Consumer Staples	5.9
Utilities	3.1
Telecommunication Services	2.4
Materials	1.7
Non-U.S. Government Agency ABS	1.0
Short Term Investments	7.0
Total Investments	100.0%

COMMON STOCKS - 64.7%
CONSUMER DISCRETIONARY - 7.3%
Comcast Corp. - Class A	1,037	$33,162
Ford Motor Co.	1,052	10,092
J.C. Penney Co. Inc. (e)	208	4,847
Johnson Controls Inc.	373	10,325
Lowe’s Cos. Inc.	694	19,751
Mattel Inc.	372	12,056
Omnicom Group Inc.	212	10,297
Target Corp.	279	16,247
Time Warner Inc.	412	15,852
Viacom Inc. - Class B	104	4,879
Walt Disney Co.	377	18,273
		155,781
CONSUMER STAPLES - 5.3%
CVS Caremark Corp.	393	18,361
General Mills Inc.	334	12,890
PepsiCo Inc.	418	29,501
Philip Morris International Inc.	210	18,329
Procter & Gamble Co.	328	20,120
Unilever NV - ADR	446	14,879
		114,080
ENERGY - 7.9%
Anadarko Petroleum Corp.	290	19,209
Baker Hughes Inc.	321	13,179
Chevron Corp.	329	34,672
EnCana Corp. (e)	613	12,765
Exxon Mobil Corp.	618	52,909
Occidental Petroleum Corp.	225	19,293
Total SA - ADR	229	10,278
Ultra Petroleum Corp. (c) (e)	261	6,012
		168,317
FINANCIALS - 11.6%
ACE Ltd.	289	21,429
Ameriprise Financial Inc.	270	14,118
BB&T Corp.	627	19,345
BlackRock Inc.	78	13,305
Chubb Corp.	113	8,233
Goldman Sachs Group Inc.	43	4,081
Hartford Financial Services Group Inc.	289	5,098
JPMorgan Chase & Co.	1,144	40,870
MetLife Inc.	437	13,468
NYSE Euronext	448	11,459
PNC Financial Services Group Inc.	383	23,414
Principal Financial Group Inc.	391	10,262
Rayonier Inc.	126	5,667
Wells Fargo & Co.	1,728	57,774
		248,523
HEALTH CARE - 9.5%
Cardinal Health Inc.	418	17,560
Eli Lilly & Co.	629	27,002
Johnson & Johnson	548	37,042
Medtronic Inc.	575	22,279
Merck & Co. Inc.	1,147	47,891
Pfizer Inc.	1,806	41,532
Teva Pharmaceutical Industries Ltd. - ADR	264	10,414
		203,720

See accompanying Notes to Financial Statements.

	Shares/Par (p)	Value
INDUSTRIALS - 6.9%
Avery Dennison Corp.	283	7,743
Deere & Co.	208	16,848
Eaton Corp.	217	8,581
FedEx Corp.	178	16,288
General Dynamics Corp.	189	12,445
General Electric Co.	987	20,573
Honeywell International Inc.	272	15,214
Siemens AG - ADR	103	8,624
United Continental Holdings Inc. (c)	502	12,224
United Parcel Service Inc. - Class B	178	14,025
Waste Management Inc.	408	13,633
		146,198
INFORMATION TECHNOLOGY - 9.4%
Accenture Plc - Class A	195	11,714
Automatic Data Processing Inc.	269	14,994
Avnet Inc. (c)	377	11,636
Cisco Systems Inc.	731	12,550
eBay Inc. (c)	376	15,810
Intel Corp.	761	20,281
International Business Machines Corp.	169	33,062
Microsoft Corp.	1,269	38,832
Oracle Corp.	385	11,442
QUALCOMM Inc.	200	11,132
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	435	6,075
Texas Instruments Inc.	422	12,115
		199,643
MATERIALS - 1.8%
Air Products & Chemicals Inc.	138	11,153
Barrick Gold Corp.	234	8,809
Dow Chemical Co.	582	18,320
		38,282
TELECOMMUNICATION SERVICES - 2.2%
AT&T Inc.	1,306	46,582

UTILITIES - 2.8%
Dominion Resources Inc.	362	19,563
Edison International	143	6,583
Exelon Corp.	306	11,514
PG&E Corp.	70	3,154
Xcel Energy Inc.	643	18,275
		59,089
Total Common Stocks (cost $1,241,829)		1,380,215

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 1.0%
Ally Auto Receivables Trust, 1.35%, 12/15/15	$275	278
Ally Master Owner Trust, 1.44%, 02/15/17	3,000	3,018
AmeriCredit Automobile Receivables Trust
3.34%, 04/08/16	455	472
1.23%, 09/08/16	470	473
Avis Budget Rental Car Funding AESOP LLC, 2.09%, 04/20/15 (r)	1,375	1,394
Banc of America Commercial Mortgage Inc. REMIC, 5.37%, 09/10/47 (i)	1,200	1,342
Bear Stearns Commercial Mortgage Securities Inc. REMIC
5.71%, 04/12/38 (i)	168	190
5.20%, 12/11/38	780	881
5.62%, 03/11/39 (i)	915	1,028
5.54%, 09/11/41	600	683
Citibank Credit Card Issuance Trust, 5.65%, 09/20/19	750	908
Continental Airlines Inc. Pass-Through Trust - Class A, 5.98%, 04/19/22	255	277
DBUBS Mortgage Trust REMIC, 3.74%, 11/10/46 (r)	2,600	2,785
Ford Credit Floorplan Master Owner Trust
1.89%, 12/15/14 (i) (r)	1,000	1,007
1.92%, 01/15/19	1,545	1,572
GS Mortgage Securities Corp. II REMIC, 4.75%, 07/10/39	900	972
JPMorgan Chase Commercial Mortgage Securities Corp. REMIC
5.90%, 09/11/38 (i)	540	613
5.54%, 10/12/41	545	623
5.48%, 12/12/44 (i)	225	251
Marriott Vacation Club Trust, 5.36%, 10/20/28 (r)	17	18
Merrill Lynch Mortgage Trust REMIC
5.05%, 07/12/38 (i)	500	554
5.85%, 05/12/39 (i)	900	1,022
Morgan Stanley Capital I REMIC, 5.82%, 06/11/42 (i)	200	232
OBP Depositor LLC Trust, 4.65%, 07/15/45 (r)	495	565
SBA Tower Trust, 4.25%, 04/15/15 (r)	420	439
Southwest Airlines Co., 6.15%, 08/01/22	211	240
World Omni Automobile Lease Securitization Trust, 1.49%, 10/15/14	680	684

Total Non-U.S. Government Agency Asset-Backed Securities (cost $21,252)		22,521

CORPORATE BONDS AND NOTES - 8.2%
CONSUMER DISCRETIONARY - 1.2%
AutoZone Inc.
4.00%, 11/15/20 (e)	1,000	1,069
3.70%, 04/15/22	495	510
CBS Corp.
5.75%, 04/15/20	805	936
4.30%, 02/15/21	525	562
3.38%, 03/01/22 (e)	3,305	3,293
Comcast Corp.
6.50%, 01/15/17	750	893
6.55%, 07/01/39	375	467
4.65%, 07/15/42	1,125	1,125
COX Communications Inc., 5.45%, 12/15/14	500	550
Daimler Finance North America LLC
2.63%, 09/15/16 (r)	1,400	1,441
8.50%, 01/18/31	300	459
DIRECTV Holdings LLC
3.13%, 02/15/16	900	938
6.38%, 03/01/41	635	727
5.15%, 03/15/42	1,300	1,308
Discovery Communications LLC, 4.95%, 05/15/42	195	203
Grupo Televisa SA, 6.63%, 01/15/40	375	457
Harley-Davidson Financial Services Inc., 2.70%, 03/15/17 (r)	735	746
Johnson Controls Inc., 3.75%, 12/01/21	1,000	1,038
Lowe’s Cos. Inc., 6.65%, 09/15/37	420	559
NBCUniversal Media LLC, 2.88%, 04/01/16	1,700	1,773
News America Inc., 4.50%, 02/15/21 (e)	850	932
Staples Inc., 9.75%, 01/15/14 (l)	335	374
Target Corp., 5.38%, 05/01/17	800	944
Time Warner Cable Inc.
5.85%, 05/01/17	270	317

See accompanying Notes to Financial Statements.

	Shares/Par (p)	Value
5.00%, 02/01/20 (e)	1,500	1,685
Time Warner Inc., 4.88%, 03/15/20	500	563
Viacom Inc.
2.50%, 12/15/16 (e)	1,100	1,139
6.88%, 04/30/36	670	867
		25,875
CONSUMER STAPLES - 0.7%
Altria Group Inc., 4.75%, 05/05/21	895	1,015
Anheuser-Busch InBev Worldwide Inc.
6.88%, 11/15/19	680	877
5.38%, 01/15/20	170	203
BAT International Finance Plc, 3.25%, 06/07/22 (r)	1,945	1,922
CVS Caremark Corp.
6.13%, 08/15/16 (e)	400	468
5.75%, 06/01/17	245	289
Dr. Pepper Snapple Group Inc., 2.90%, 01/15/16 (e)	247	259
Kellogg Co., 4.00%, 12/15/20	1,300	1,431
Kraft Foods Group Inc.
2.25%, 06/05/17 (r)	375	384
3.50%, 06/06/22 (r)	360	369
5.00%, 06/04/42 (r)	410	434
Kraft Foods Inc., 5.38%, 02/10/20	1,000	1,183
Molson Coors Brewing Co.
2.00%, 05/01/17 (e)	40	40
3.50%, 05/01/22 (e)	115	118
5.00%, 05/01/42	320	346
PepsiCo Inc., 3.13%, 11/01/20	1,800	1,892
SABMiller Holdings Inc., 4.95%, 01/15/42 (r)	200	221
SABMiller Plc, 6.50%, 07/15/18 (r)	600	730
Wal-Mart Stores Inc, 3.63%, 07/08/20	2,300	2,540
WM Wrigley Jr. Co., 3.70%, 06/30/14 (r)	925	956
		15,677
ENERGY - 0.3%
BP Capital Markets Plc
4.75%, 03/10/19	675	764
3.25%, 05/06/22	1,000	1,035
ConocoPhillips, 4.60%, 01/15/15 (e)	500	547
EOG Resources Inc., 5.63%, 06/01/19	190	228
Motiva Enterprises LLC, 5.75%, 01/15/20 (r)	75	88
Occidental Petroleum Corp., 4.10%, 02/01/21 (e)	941	1,055
Shell International Finance BV
3.10%, 06/28/15	400	427
3.25%, 09/22/15 (e)	550	590
4.38%, 03/25/20	675	786
StatoilHydro ASA, 5.25%, 04/15/19	215	258
TransCanada Pipelines Ltd., 3.80%, 10/01/20	975	1,073
		6,851
FINANCIALS - 3.9%
Ace Capital Trust II, 9.70%, 04/01/30 (e)	525	719
American Express Centurion Bank, 6.00%, 09/13/17	850	1,004
American Express Credit Corp.
2.75%, 09/15/15	500	522
2.38%, 03/24/17	1,025	1,051
American Honda Finance Corp., 2.50%, 09/21/15 (r)	1,000	1,031
Ameriprise Financial Inc., 5.30%, 03/15/20 (e)	170	193
ASIF Global Financing XIX, 4.90%, 01/17/13 (r)	500	505
AXA SA, 8.60%, 12/15/30	425	455
Bank of America Corp.
6.50%, 08/01/16	2,000	2,196
5.42%, 03/15/17	700	725
7.63%, 06/01/19	800	941
5.70%, 01/24/22	1,000	1,101
5.88%, 02/07/42	300	329
Bank of Montreal, 2.50%, 01/11/17	2,650	2,739
Bank of New York Mellon Corp.
4.30%, 05/15/14	240	256
5.45%, 05/15/19	500	590
Bank of Nova Scotia, 3.40%, 01/22/15	625	659
Barclays Bank Plc, 6.75%, 05/22/19	320	373
Canadian Imperial Bank of Commerce, 2.35%, 12/11/15 (e)	1,300	1,345
Capital One Financial Corp.
2.15%, 03/23/15	895	902
4.75%, 07/15/21	1,500	1,637
Caterpillar Financial Services Corp., 2.75%, 06/24/15 (e)	600	631
CDP Financial, 4.40%, 11/25/19 (r)	600	678
Charles Schwab Corp., 4.95%, 06/01/14	190	204
Citigroup Inc.
5.50%, 10/15/14	515	545
4.59%, 12/15/15	535	560
5.85%, 08/02/16 (e)	1,300	1,411
4.45%, 01/10/17	1,000	1,048
6.13%, 05/15/18	245	274
8.50%, 05/22/19	400	494
8.13%, 07/15/39	115	153
5.88%, 01/30/42	165	180
Comerica Inc., 3.00%, 09/16/15 (e)	95	99
Credit Agricole SA, 3.50%, 04/13/15 (r)	740	726
Credit Suisse New York, 3.50%, 03/23/15 (e)	345	358
Deutsche Bank AG London, 3.45%, 03/30/15 (e)	500	518
Discover Financial Services, 6.45%, 06/12/17	90	101
Eaton Vance Corp., 6.50%, 10/02/17	160	183
Enel Finance International SA, 6.80%, 09/15/37 (r)	235	203
ERAC USA Finance Co., 4.50%, 08/16/21 (r)	620	660
ERAC USA Finance LLC, 2.25%, 01/10/14 (r)	375	377
ERP Operating LP, 4.75%, 07/15/20	765	842
Everest Reinsurance Holdings Inc., 5.40%, 10/15/14	215	224
General Electric Capital Corp.
5.90%, 05/13/14	250	272
2.25%, 11/09/15	1,000	1,020
2.30%, 04/27/17	1,700	1,711
5.63%, 09/15/17	1,700	1,951
4.63%, 01/07/21 (e)	1,000	1,100
4.65%, 10/17/21	500	555
Goldman Sachs Group Inc.
5.35%, 01/15/16	900	945
5.63%, 01/15/17	1,350	1,416
5.75%, 01/24/22	1,445	1,525
6.25%, 02/01/41	940	980
Hartford Financial Services Group Inc., 6.10%, 10/01/41	90	87
HCP Inc., 6.00%, 01/30/17	365	409
HSBC Bank Plc, 4.13%, 08/12/20 (e) (r)	900	938
HSBC Bank USA, 5.88%, 11/01/34 (e)	250	260
HSBC Holdings Plc
4.00%, 03/30/22	870	903
6.10%, 01/14/42	1,200	1,470
ING Bank NV
2.00%, 10/18/13 (e) (r)	1,850	1,837

See accompanying Notes to Financial Statements.

	Shares/Par (p)	Value
3.75%, 03/07/17 (e) (r)	1,600	1,592
John Deere Capital Corp., 2.95%, 03/09/15	180	190
JPMorgan Chase & Co.
3.40%, 06/24/15	1,800	1,867
6.30%, 04/23/19	475	555
6.40%, 05/15/38	425	511
5.40%, 01/06/42	540	593
Kimco Realty Corp., 5.78%, 03/15/16	345	379
Kreditanstalt fuer Wiederaufbau, 1.25%, 10/26/15 (e)	2,000	2,032
Liberty Mutual Insurance Co., 7.88%, 10/15/26 (r)	475	572
Liberty Property LP, 6.63%, 10/01/17	225	260
Lloyds TSB Bank Plc., 4.38%, 01/12/15 (r)	625	645
MassMutual Global Funding II, 2.88%, 04/21/14 (r)	172	177
MetLife Global Funding I Inc.
2.88%, 09/17/12 (r)	600	602
2.50%, 09/29/15 (r)	1,200	1,230
Morgan Stanley
6.00%, 05/13/14	400	415
5.38%, 10/15/15	170	174
5.45%, 01/09/17	1,000	1,010
National Rural Utilities Cooperative Finance Corp.
5.45%, 02/01/18 (e)	1,000	1,186
3.05%, 02/15/22	445	462
Nordea Bank AB, 3.70%, 11/13/14 (r)	345	359
Northern Trust Corp., 3.45%, 11/04/20 (e)	490	525
PNC Funding Corp., 5.40%, 06/10/14	525	567
Private Export Funding Corp., 2.25%, 12/15/17	1,985	2,102
Prudential Financial Inc.
5.50%, 03/15/16	425	471
6.00%, 12/01/17	450	518
Rabobank Nederland NV, 3.20%, 03/11/15 (r)	750	772
Realty Income Corp.
6.75%, 08/15/19 (e)	355	418
5.75%, 01/15/21 (e)	335	374
Royal Bank of Scotland Plc, 4.88%, 03/16/15	500	517
Simon Property Group LP
4.20%, 02/01/15	600	633
6.10%, 05/01/16	325	370
Sovereign Bank, 8.75%, 05/30/18	450	488
Standard Chartered Plc, 3.85%, 04/27/15 (r)	265	277
Svenska Handelsbanken AB
4.88%, 06/10/14 (r)	700	739
2.88%, 04/04/17 (e)	2,000	2,027
Toyota Motor Credit Corp., 2.80%, 01/11/16	1,020	1,072
U.S. Bank NA, 4.95%, 10/30/14	450	489
UBS AG, 4.88%, 08/04/20	1,700	1,816
US Bancorp, 2.88%, 11/20/14	500	522
Wachovia Corp.
5.25%, 08/01/14	500	533
5.75%, 06/15/17	1,500	1,747
WEA Finance LLC, 7.13%, 04/15/18 (r)	350	415
Wells Fargo & Co.
3.75%, 10/01/14 (e)	575	607
3.50%, 03/08/22	2,015	2,073
		82,004
HEALTH CARE - 0.6%
Aetna Inc., 1.75%, 05/15/17	55	55
Amgen Inc., 5.15%, 11/15/41	1,200	1,253
Aristotle Holding Inc., 2.65%, 02/15/17 (r)	1,897	1,930
Express Scripts Inc., 6.25%, 06/15/14	160	175
GlaxoSmithKline Capital Plc
1.50%, 05/08/17	480	481
2.85%, 05/08/22	1,255	1,277
Kaiser Foundation Hospitals
3.50%, 04/01/22	235	244
4.88%, 04/01/42	455	501
McKesson Corp., 3.25%, 03/01/16	175	188
Merck & Co. Inc., 4.00%, 06/30/15	370	404
Pfizer Inc., 6.20%, 03/15/19	700	877
Roche Holdings Inc., 6.00%, 03/01/19 (l) (r)	750	933
Sanofi-Aventis SA, 4.00%, 03/29/21	1,025	1,143
Schering-Plough, 5.30%, 12/01/13 (l)	450	480
Thermo Fisher Scientific Inc.
3.25%, 11/20/14	140	147
3.20%, 05/01/15	180	191
UnitedHealth Group Inc.
5.50%, 11/15/12	379	386
3.88%, 10/15/20	600	653
4.63%, 11/15/41	1,040	1,118
WellPoint Inc., 4.35%, 08/15/20	1,000	1,099
		13,535
INDUSTRIALS - 0.4%
Boeing Co., 3.75%, 11/20/16 (e)	860	953
Cargill Inc., 4.31%, 05/14/21 (r)	517	567
Deere & Co., 4.38%, 10/16/19	185	214
ERAC USA Finance LLC
2.75%, 03/15/17 (e) (r)	340	345
5.63%, 03/15/42 (r)	1,200	1,224
Hutchison Whampoa International 11 Ltd., 3.50%, 01/13/17 (r)	920	954
Pitney Bowes Inc., 5.75%, 09/15/17 (e)	385	402
Raytheon Co., 1.63%, 10/15/15	835	857
Siemens Financieringsmaatschappij NV, 5.75%, 10/17/16 (r)	675	792
Southwest Airlines Co., 5.75%, 12/15/16 (e)	500	578
United Parcel Service Inc., 4.88%, 11/15/40 (e)	370	442
United Technologies Corp.
1.80%, 06/01/17	250	255
3.10%, 06/01/22	225	236
4.50%, 06/01/42	515	566
		8,385
INFORMATION TECHNOLOGY - 0.3%
Cisco Systems Inc., 4.45%, 01/15/20	500	577
Dell Inc., 5.88%, 06/15/19 (e)	460	541
Hewlett-Packard Co.
3.75%, 12/01/20 (e)	1,000	997
4.30%, 06/01/21	1,000	1,031
International Business Machines Corp., 2.00%, 01/05/16	1,300	1,342
Microsoft Corp., 4.50%, 10/01/40 (e)	500	575
Oracle Corp., 6.13%, 07/08/39	500	654
Xerox Corp.
8.25%, 05/15/14	345	385
6.75%, 02/01/17	75	87
6.35%, 05/15/18 (e)	50	58
5.63%, 12/15/19	30	34
		6,281
MATERIALS - 0.0%
Agrium Inc., 6.13%, 01/15/41	210	257

TELECOMMUNICATION SERVICES - 0.3%
AT&T Inc.
2.50%, 08/15/15	500	521
6.80%, 05/15/36	150	194
6.55%, 02/15/39	155	199
BellSouth Corp., 6.55%, 06/15/34	300	352

See accompanying Notes to Financial Statements.

	Shares/Par (p)	Value
BellSouth Telecommunications Inc., 7.00%, 12/01/95	70	85
Cellco Partnership, 5.55%, 02/01/14	500	535
Deutsche Telekom International Finance BV
2.25%, 03/06/17 (r)	495	489
8.75%, 06/15/30 (l)	275	382
4.88%, 03/06/42 (r)	705	670
France Telecom SA, 4.13%, 09/14/21	250	262
SBC Communications, 6.45%, 06/15/34	480	598
Verizon Communications Inc.
3.50%, 11/01/21	735	783
4.75%, 11/01/41 (e)	265	291
Verizon Global Funding Corp., 7.75%, 12/01/30	500	705
Virgin Media Secured Finance Plc, 5.25%, 01/15/21 (e)	460	510
Vodafone Group Plc, 5.45%, 06/10/19	600	720
		7,296
UTILITIES - 0.5%
Abu Dhabi National Energy Co., 5.88%, 10/27/16 (r)	195	218
Atmos Energy Corp., 6.35%, 06/15/17	385	457
Colorado Public Service Co., 5.13%, 06/01/19	500	596
Consolidated Edison Co. of New York Inc., 5.30%, 12/01/16	250	291
Duke Energy Carolinas LLC, 4.30%, 06/15/20	875	1,001
Florida Power & Light Co., 5.25%, 02/01/41	1,465	1,816
Indianapolis Power & Light Co. (insured by AMBAC Assurance Corp.), 6.60%, 06/01/37 (r)	500	662
MidAmerican Energy Co., 6.13%, 04/01/36	350	438
Niagara Mohawk Power Corp., 3.55%, 10/01/14 (r)	415	437
Oncor Electric Delivery Co. LLC, 5.25%, 09/30/40	325	337
Pennsylvania Electric Co., 5.20%, 04/01/20	600	677
PPL Electric Utilities Corp., 6.25%, 05/15/39	60	83
Public Service Electric & Gas Co., 2.70%, 05/01/15	230	242
San Diego Gas & Electric Co.
6.00%, 06/01/39 (e)	100	139
5.35%, 05/15/40	800	1,027
South Carolina Electric & Gas Co., 4.35%, 02/01/42	730	760
Southern California Edison Co., 5.55%, 01/15/37	500	629
		9,810
Total Corporate Bonds and Notes (cost $163,809)		175,971

GOVERNMENT AND AGENCY OBLIGATIONS - 25.6%
GOVERNMENT SECURITIES - 11.3%
Federal Home Loan Mortgage Corp. - 0.2% (w)
Federal Home Loan Mortgage Corp., 3.50%, 05/29/13	5,000	5,148

Municipals - 0.7%
Bay Area Toll Authority, 6.26%, 04/01/49	975	1,300
City of Chicago, IL, 6.85%, 01/01/38	700	798
Dallas Area Rapid Transit (insured by AMBAC Assurance Corp.), 6.00%, 12/01/44	890	1,213
Illinois State Toll Highway Municipal Bond, 6.18%, 01/01/34	565	701
Irvine Ranch Water District, 2.61%, 03/15/14	545	564
Los Angeles Unified School District, 5.75%, 07/01/34	800	938
Maryland Transportation Authority, 5.89%, 07/01/43	270	350
Massachusetts School Building Authority, 5.72%, 08/15/39	500	642
Metropolitan Transportation Authority
7.34%, 11/15/39	75	110
6.09%, 11/15/40	405	512
New Jersey State Turnpike Authority, 7.41%, 01/01/40	705	1,028
New York State Thruway Authority, Miscellaneous Revenue, RB, 5.88%, 04/01/30	840	1,073
New York, NJ, Port Authority Revenue
5.86%, 12/01/24	180	227
6.04%, 12/01/29	105	135
North Texas Tollway Authority, 6.72%, 01/01/49	850	1,136
Oregon School Boards Association (insured by AMBAC Assurance Corp.), 4.76%, 06/30/28	420	492
Oregon State Department of Transportation, 5.83%, 11/15/34	255	327
San Antonio Texas Electric & Gas, 5.99%, 02/01/39	135	176
State of California, 7.63%, 03/01/40	400	517
State of California Various Purpose Bond, 7.55%, 04/01/39	200	257
State of Utah, 3.29%, 07/01/20	1,000	1,087
University of California, 6.58%, 05/15/49	370	485
University of California Build America Bond, 5.77%, 05/15/43	615	755
University of Missouri, 5.96%, 11/01/39	360	470
		15,293
Sovereign - 0.3%
Financing Corp. Fico, 0.00%, 12/06/13 - 12/27/13 (j)	495	490
Province of Ontario, Canada, 4.00%, 10/07/19	550	625
Resolution Funding Corp., 0.00%, 04/15/14 (j)	2,550	2,517
Tennessee Valley Authority, 4.38%, 06/15/15	1,900	2,109
		5,741
U.S. Treasury Securities - 10.1%
U.S. Treasury Bond
5.38%, 02/15/31	1,700	2,477
4.25%, 05/15/39 - 11/15/40	3,100	4,053
4.38%, 11/15/39 - 05/15/41	6,638	8,858
4.63%, 02/15/40	3,830	5,298
4.75%, 02/15/41	2,800	3,955
3.75%, 08/15/41	2,350	2,834
3.13%, 02/15/42	2,265	2,433
3.00%, 05/15/42	3,900	4,085
U.S. Treasury Note
0.63%, 12/31/12 - 04/30/13	34,500	34,594
3.13%, 09/30/13 - 05/15/21	5,400	5,889
1.88%, 02/28/14	10,700	10,975
0.25%, 03/31/14 - 04/30/14	20,100	20,075
1.75%, 07/31/15	7,000	7,277
1.25%, 10/31/15	5,000	5,125
2.00%, 01/31/16 - 02/15/22	28,380	29,705
1.50%, 06/30/16	13,600	14,089
1.00%, 09/30/16	3,300	3,351
0.88%, 11/30/16	12,815	12,942
0.63%, 05/31/17 (e)	6,000	5,972
3.88%, 05/15/18	1,000	1,171
3.63%, 02/15/20	3,915	4,605
2.63%, 11/15/20	9,400	10,332
2.13%, 08/15/21	8,200	8,619

See accompanying Notes to Financial Statements.

	Shares/Par (p)	Value
1.75%, 05/15/22 (e)	6,000	6,049
		214,763
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 14.3%
Federal Home Loan Bank - 0.3%
Federal Home Loan Mortgage Corp., 5.50%, 05/01/36 - 02/01/38	5,315	5,780
		5,780
Federal Home Loan Mortgage Corp. - 9.4%
Federal Home Loan Mortgage Corp.
5.50%, 08/19/38 - 06/01/41	83,387	90,812
6.00%, 04/01/17 - 12/01/39	1,661	1,828
6.50%, 11/01/17	21	22
4.50%, 05/01/18 - 03/01/39	6,459	6,965
4.00%, 09/01/26 - 07/01/41	1,290	1,366
3.00%, 07/15/27, TBA (g)	4,000	4,182
5.00%, 02/01/28 - 12/01/41	64,860	69,916
7.00%, 11/01/30 - 10/01/32	126	149
3.50%, 07/15/42, TBA (g)	3,000	3,147
4.00%, 07/15/42, TBA (g)	18,500	19,630
6.00%, 07/15/42, TBA (g)	2,600	2,849
		200,866
Federal National Mortgage Association - 2.9%
Federal National Mortgage Association
6.00%, 01/01/18 - 09/01/38	71	79
3.50%, 10/01/25 - 03/01/26	5,205	5,504
4.00%, 09/01/26 - 09/01/26	6,397	6,811
4.50%, 01/01/27 - 10/01/31	10,075	10,866
2.50%, 07/15/27, TBA (g)	500	515
3.00%, 07/15/27, TBA (g)	14,500	15,191
7.50%, 09/01/29	23	28
7.00%, 10/01/33	95	112
5.50%, 03/01/38	2,875	3,137
5.00%, 06/01/40 - 08/01/40	2,603	2,829
5.00%, 07/15/42, TBA (g)	11,100	12,012
6.50%, 07/15/42, TBA (g)	3,500	3,939
		61,023
Government National Mortgage Association - 1.7%
Government National Mortgage Association
6.50%, 04/15/26	29	33
5.50%, 11/15/32 - 02/15/36	242	270
7.00%, 01/15/33 - 05/15/33	40	49
6.00%, 02/15/33 - 01/15/35	218	246
5.00%, 06/20/33 - 09/15/38	3,013	3,339
3.50%, 07/15/42, TBA (g)	3,000	3,209
5.00%, 07/15/42, TBA (g)	6,000	6,602
6.00%, 07/15/42, TBA (g)	12,300	13,809
4.00%, 08/15/42, TBA (g)	8,500	9,257
REMIC, 7.50%, 09/16/35	16	18
		36,832
Total Government and Agency Obligations (cost $529,020)		545,446

SHORT TERM INVESTMENTS - 7.3%
Investment Company - 4.9%
JNL Money Market Fund, 0.09% (a) (h)	103,945	103,945

Securities Lending Collateral - 2.4%
Securities Lending Cash Collateral Fund LLC, 0.34% (a) (h)	51,476	51,476
Securities Lending Liquidating Fund LLC, 0.38% (a) (h)	465	453
		51,929
Total Short Term Investments (cost $155,886)		155,874
Total Investments - 106.8% (cost $2,111,796)		2,280,027
Total Forward Sales Commitments - (2.9%) (proceeds $62,604)		(62,618)
Other Assets and Liabilities, Net - (3.9%)		(83,315)
Total Net Assets - 100.0%		$2,134,094

FORWARD SALES COMMITMENTS - 2.9%
GOVERNMENT AND AGENCY OBLIGATIONS - 2.9%
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 2.9%
Federal Home Loan Mortgage Corp. - 2.8%
Federal Home Loan Mortgage Corp.
4.50%, 07/15/42	$5,500	$5,874
5.50%, 07/15/42	6,200	6,738
5.00%, 08/15/42	44,000	47,279
		59,891
Federal National Mortgage Association - 0.1%
Federal National Mortgage Association, 5.50%, 07/15/42, TBA (g)	2,500	2,727

Total Forward Sales Commitments - 2.9% (proceeds $62,604)		$62,618

JNL/WMC Money Market Fund

Sector Weightings:	Percentage of Total Investments
U.S. Government Agency MBS	16.6%
Government Securities	9.0
Financials	6.3
Consumer Discretionary	0.2
Short Term Investments	67.9
Total Investments	100.0%

CORPORATE BONDS AND NOTES - 6.5%
CONSUMER DISCRETIONARY - 0.2%
Target Corp., 0.49%, 01/11/13 (i)	$2,600	$2,600

FINANCIALS - 6.3%
Ally Financial Inc., 2.20%, 12/19/12	6,000	6,056
Bank of New York Mellon Corp., 4.95%, 11/01/12	1,030	1,046
Citigroup Funding Inc., 1.88%, 10/22/12	19,776	19,876
General Electric Capital Corp.
0.64%, 07/27/12 (i)	45	45
0.60%, 08/02/12 (i)	2,000	2,000
2.00%, 09/28/12	14,453	14,514
JPMorgan Chase & Co., 5.38%, 10/01/12	7,500	7,593
MetLife Global Funding I, 2.50%, 01/11/13 (r)	1,400	1,413
MetLife Global Funding I Inc., 2.88%, 09/17/12 (r)	1,000	1,005
MetLife Institutional Funding II, 0.87%, 07/12/12 (i) (r)	3,500	3,501
New York Life Global Funding, 2.25%, 12/14/12 (r)	3,790	3,823
Toyota Motor Credit Corp., 0.90%, 01/15/13 (i)	9,000	9,000

See accompanying Notes to Financial Statements.

	Shares/Par (p)	Value
Wells Fargo & Co., 4.38%, 01/31/13	2,500	2,556
		72,428
Total Corporate Bonds and Notes (cost $75,028)		75,028

GOVERNMENT AND AGENCY OBLIGATIONS - 25.6%
GOVERNMENT SECURITIES - 9.0%
Federal Home Loan Mortgage Corp. - 4.1% (w)
Federal Home Loan Mortgage Corp.
0.27%, 09/19/12 (i)	20,000	19,999
0.31%, 10/12/12 (i)	27,300	27,304
		47,303
Federal National Mortgage Association - 1.0% (w)
Federal National Mortgage Association, 4.38%, 09/15/12	11,500	11,599

Sovereign - 0.3%
Province of Ontario, Canada, 0.62%, 11/19/12 (i)	3,000	3,004

Treasury Inflation Index Securities - 2.5%
U.S. Treasury Inflation Indexed Note, 3.00%, 07/15/12 (n)	28,419	28,448

U.S. Treasury Securities - 1.1%
U.S. Treasury Note, 3.13%, 04/30/13	12,000	12,287

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 16.6%
Federal Farm Credit Bank - 1.7%
Federal Farm Credit Bank
0.36%, 07/13/12 (i)	5,250	5,250
0.25%, 11/09/12 (i)	8,750	8,750
0.31%, 11/26/12 (i)	2,250	2,250
0.23%, 12/05/12 (i)	3,960	3,960
		20,210
Federal Home Loan Bank - 8.9%
Federal Home Loan Bank
0.19%, 03/25/13	22,500	22,493
0.25%, 04/11/13 - 07/01/13	25,000	24,994
0.23%, 04/17/13 - 06/04/13	41,250	41,249
0.22%, 05/03/13	5,000	4,999
0.24%, 05/10/13	2,000	2,000
0.27%, 05/21/13	6,000	6,000
		101,735
Federal Home Loan Mortgage Corp. - 4.0%
Federal Home Loan Mortgage Corp.
0.20%, 11/14/12 - 11/26/12	8,800	8,800
0.21%, 11/14/12 - 01/03/13	18,000	18,001
4.13%, 12/21/12	2,000	2,037
0.19%, 01/09/13	5,500	5,500
0.31%, 01/22/13 (i)	10,000	10,002
1.72%, 04/11/13	1,320	1,335
		45,675
Federal National Mortgage Association - 2.0%
Federal National Mortgage Association
0.37%, 12/03/12 (i)	3,900	3,902
0.34%, 01/10/13 (i)	13,000	13,007
0.75%, 02/26/13	6,000	6,019
		22,928
Total Government and Agency Obligations (cost $293,189)		293,189

SHORT TERM INVESTMENTS - 68.0%
Certificates of Deposit - 8.0%
Bank of Montreal
0.50%, 01/04/13 (i)	3,000	3,000
0.45%, 06/17/13 (i)	7,000	7,000
Bank of Nova Scotia, 0.57%, 07/16/12 (i)	10,000	10,000
Branch Banking, 0.26%, 07/09/12	7,000	7,000
Canadian Imperial Bank of Commerce
0.36%, 08/09/12 (i)	11,300	11,300
0.35%, 02/04/13	5,000	5,000
DNB Bank ASA, 0.23%, 08/01/12	5,000	5,000
Rabobank Nederland NV, 0.56%, 08/14/12	5,000	5,000
Royal Bank of Canada, 0.50%, 08/24/12	7,000	7,002
Standard Chartered Bank
0.53%, 07/02/12	6,000	6,000
0.38%, 10/09/12	5,000	5,000
0.44%, 11/09/12	6,250	6,250
Toronto-Dominion Bank
0.32%, 07/10/12	7,000	7,000
0.27%, 11/02/12	7,000	7,000
		91,552
Commercial Paper - 11.4%
Chariot Funding LLC, 0.17%, 07/23/12 (r)	17,500	17,498
Coca-Cola Co.
0.22%, 08/01/12 (r)	11,300	11,298
0.21%, 08/13/12 (r)	5,000	4,999
0.30%, 11/15/12 (r)	5,400	5,394
DNB Bank ASA, 0.36%, 10/09/12 (r)	7,000	6,993
General Electric Capital Corp., 0.31%, 07/09/12	10,000	9,999
JPMorgan Chase & Co., 0.35%, 10/01/12	7,000	6,994
Jupiter Securitization Corp.
0.17%, 07/26/12 (r)	9,000	8,999
0.21%, 09/25/12 (r)	9,000	8,996
Kreditanstalt fuer Wiederaufbau, 0.23%, 08/21/12	10,500	10,497
Market Street Funding LLC
0.23%, 08/27/12 (r)	7,000	6,997
0.26%, 09/19/12 (r)	8,000	7,995
Province of Quebec, Canada
0.20%, 09/18/12 (r)	7,000	6,997
0.22%, 10/23/12 (r)	8,000	7,994
Thunder Bay Funding LLC, 0.19%, 08/02/12 (r)	1,700	1,700
Toyota Motor Credit Corp., 0.38%, 09/06/12	7,000	6,995
		130,345
Federal Home Loan Bank - 0.7% (w)
Federal Home Loan Bank, 0.16%, 08/17/12	8,000	7,999

Investment Company - 0.0%
JPMorgan Prime Money Market Fund, 0.09% (h)	34	34

Repurchase Agreements - 47.9%
Repurchase Agreement with Bank of America Securities, 0.13% (Collateralized by $4,904 Federal Home Loan Mortgage Corp., 3.75%, due 03/27/19, value $5,713) acquired on 06/29/12, due 07/02/12 at $5,600	$5,600	5,600
Repurchase Agreement with Barclays Bank Plc, 0.14% (Collateralized by $66,732 Government National Mortgage Association, 4.00%-5.26%, due 06/20/40-05/20/62, value $73,006 and $27,280 Federal National Mortgage Association, 3.50%, due 11/01/31, value $28,994) acquired on 06/28/12, due 07/05/12 at $100,003	100,000	100,000

See accompanying Notes to Financial Statements.

	Shares/Par (p)	Value
Repurchase Agreement with Barclays Bank Plc., 0.14% (Collateralized by $3,478 Federal National Mortgage Association, 4.50%, due 02/01/26, value $3,830 and $38,965 Federal Home Loan Mortgage Corp., 4.00%-5.00%, due 06/01/40-05/01/42, value $42,077 and $10 Government National Mortgage Association, 6.00%, due 05/20/40, value $11) acquired on 06/25/12, due 07/02/12 at $45,001	45,000	45,000
Repurchase Agreement with Credit Suisse International, 0.15% (Collateralized by $133,578 U.S. Treasury Bond, 2.13%-3.13%, due 05/15/21-08/15/21, value $146,576) acquired on 06/29/12, due 07/02/12 at $143,702	143,700	143,700
Repurchase Agreement with Deutsche Bank AG, 0.20% (Collateralized by $97 U.S. Treasury Bond, 2.00%, due 02/15/22, value $102) acquired on 06/29/12, due 07/02/12 at $100	100	100
Repurchase Agreement with Goldman Sachs and Co., 0.19% (Collateralized by $14,330 Federal National Mortgage Association, 4.00%, due 08/01/25, value $15,300) acquired on 06/27/12, due 07/02/12 at $15,000	15,000	15,000
Repurchase Agreement with Goldman Sachs and Co., 0.19% (Collateralized by $67,739 Federal Home Loan Mortgage Corp., 3.00%-4.00%, due 05/01/32-06/01/32, value $68,247 and $26,757 Federal National Mortgage Association, 4.00%, due 01/01/41, value $28,653) acquired on 06/26/12, due 07/03/12 at $95,004	95,000	95,000
Repurchase Agreement with Goldman Sachs and Co., 0.20% (Collateralized by $18,357 Federal Home Loan Mortgage Corp., 2.79%, due 02/01/42, value $19,280 and $50,196 Federal National Mortgage Association, 2.41%, due 06/01/42, value $52,120) acquired on 06/29/12, due 07/06/12 at $70,003	70,000	70,000
Repurchase Agreement with Goldman Sachs and Co., 0.20%(Collateralized by $60,877 Federal National Mortgage Association, 3.50%, due 06/01/27-06/01/42, value $64,552 and $11,325 Federal Home Loan Mortgage Corp., 3.50%, due 04/01/42, value $11,948) acquired on 06/28/12, due 07/05/12 at $75,003	75,000	75,000
		549,400
Total Short Term Investments (cost $779,330)		779,330
Total Investments - 100.1% (cost $1,147,547)		1,147,547
Other Assets and Liabilities, Net - (0.1%)		(1,095)
Total Net Assets - 100.0%		$1,146,452

JNL/WMC Value Fund* (x)

Sector Weightings:	Percentage of Total Investments
Financials	20.8%
Health Care	13.8
Energy	12.3
Consumer Discretionary	11.2
Industrials	9.4
Information Technology	8.6
Consumer Staples	7.8
Materials	5.2
Utilities	3.6
Telecommunication Services	2.5
Short Term Investments	4.8
Total Investments	100.0%

COMMON STOCKS - 97.5%
CONSUMER DISCRETIONARY - 11.5%
Comcast Corp. - Class A	892	$28,503
Home Depot Inc.	404	21,392
Kohl’s Corp.	363	16,513
Lowe’s Cos. Inc.	433	12,323
Mattel Inc.	520	16,875
Nordstrom Inc.	249	12,348
Stanley Black & Decker Inc.	249	15,993
Thomson Reuters Corp.	478	13,596
Other Securities		27,203
		164,746
CONSUMER STAPLES - 8.0%
Anheuser-Busch InBev NV - ADR (e)	213	16,981
CVS Caremark Corp.	476	22,243
Kraft Foods Inc. - Class A	414	15,989
PepsiCo Inc.	218	15,376
Philip Morris International Inc.	254	22,164
Other Securities		21,248
		114,001
ENERGY - 12.6%
Chevron Corp.	483	50,978
Exxon Mobil Corp.	417	35,674
Occidental Petroleum Corp.	288	24,667
Royal Dutch Shell Plc - ADR - Class B (e)	189	13,189
Other Securities		55,001
		179,509
FINANCIALS - 21.3%
ACE Ltd.	407	30,193
BB&T Corp.	600	18,507
BlackRock Inc.	105	17,882
Chubb Corp.	222	16,181
Goldman Sachs Group Inc.	159	15,251
JPMorgan Chase & Co.	1,277	45,631
Marsh & McLennan Cos. Inc.	721	23,225
PNC Financial Services Group Inc.	444	27,114
Wells Fargo & Co.	1,524	50,959
Other Securities		59,117
		304,060
HEALTH CARE - 14.2%
Amgen Inc.	215	15,674
Covidien Plc	335	17,901
Johnson & Johnson	250	16,890
Merck & Co. Inc.	817	34,122
Pfizer Inc.	1,786	41,067
Teva Pharmaceutical Industries Ltd. - ADR	335	13,205

See accompanying Notes to Financial Statements.

	Shares/Par (p)	Value
UnitedHealth Group Inc.	380	22,230
Other Securities		41,591
		202,680
INDUSTRIALS - 9.6%
3M Co.	166	14,883
Boeing Co.	173	12,861
General Electric Co.	1,820	37,925
Illinois Tool Works Inc.	275	14,555
Ingersoll-Rand Plc	463	19,513
Tyco International Ltd.	376	19,887
Other Securities		18,151
		137,775
INFORMATION TECHNOLOGY - 8.8%
Analog Devices Inc.	375	14,119
Cisco Systems Inc.	1,926	33,064
Intel Corp.	936	24,939
Microsoft Corp.	687	21,019
Xilinx Inc.	472	15,855
Other Securities		17,083
		126,079
MATERIALS - 5.3%
Dow Chemical Co.	471	14,837
E.I. du Pont de Nemours & Co.	259	13,103
Mosaic Co.	278	15,234
Other Securities		33,075
		76,249
TELECOMMUNICATION SERVICES - 2.5%
AT&T Inc.	1,011	36,050

UTILITIES - 3.7%
Edison International	282	13,005
Northeast Utilities	356	13,797
Other Securities		25,703
		52,505
Total Common Stocks (cost $1,236,326)		1,393,654

SHORT TERM INVESTMENTS - 4.9%
Investment Company - 3.1%
JNL Money Market Fund, 0.09% (a) (h)	44,825	44,825

Securities Lending Collateral - 1.8%
Securities Lending Cash Collateral Fund LLC, 0.34% (a) (h)	25,107	25,107
Securities Lending Liquidating Fund LLC, 0.38% (a) (h)	77	75
		25,182
Total Short Term Investments (cost $70,009)		70,007
Total Investments - 102.4% (cost $1,306,335)		1,463,661
Other Assets and Liabilities, Net - (2.4%)		(34,638)
Total Net Assets - 100.0%		$1,429,023

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Notes to Schedules of Investments (in thousands)

June 30, 2012

(a)	Investment in affiliate.
(b)

The Fund does not invest in the Underlying Affiliated Funds for the purpose of exercising management or control. At June 30, 2012, the percentage of shares outstanding held by each Fund in the Underlying Affiliated Fund is presented parenthetically in the Schedules of Investments. Percentages reflecting 0.0% represent amounts less than 0.05%.

(c)	Non-income producing security. Securities sold short are non-income producing.
(d)	Issuer was in bankruptcy and/or was in default relating to principal and/or interest.
(e)	All or portion of the security was on loan.
(f)

Security fair valued in good faith in accordance with the procedures established by the Trust’s Board of Trustees (“Board”). Good faith fair valued securities may be classified as Level 2 or Level 3 for Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 820 “Fair Value Measurements and Disclosures” based on the applicable valuation inputs. See FASB ASC Topic 820 “Fair Value Measurements and Disclosures” in the Notes to the Financial Statements.

(g)

Investment purchased on a delayed delivery basis. As of June 30, 2012, the total payable for investments purchased on a delayed delivery basis was as follows: JNL/Capital Guardian Global Balanced Fund $10,274; JNL/Goldman Sachs Core Plus Bond Fund $906,684; JNL/Mellon Capital Management Bond Index Fund $56,412; JNL/Neuberger Berman Strategic Income Fund, $6,995; JNL/PIMCO Real Return Fund $2,103,829; JNL/PIMCO Total Return Bond Fund $1,916,974; and JNL/WMC Balanced Fund $184,741.

(h)	Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2012.
(i)	The security or securities in this category have a variable rate. Rate stated was in effect as of June 30, 2012.
(j)	Security issued with a zero coupon. Income is recognized through the accretion of discount.
(k)	Security is a “step-up” bond where the coupon may increase or step up at a future date. Rate stated was the coupon as of June 30, 2012.
(l)	The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer.
(m)	Perpetual maturity security. Interest rate is fixed until the first call date and variable thereafter.
(n)	Foreign or U.S. Treasury inflation indexed note, par amount is adjusted for inflation.
(o)	All or a portion of the security or cash is pledged or segregated collateral.
(p)	Par amounts are listed in USD unless otherwise noted. Options are quoted in unrounded number of contracts. Gold bullion is quoted in unrounded ounces.
(q)

Restricted Security. Restricted as to public resale. Restricted security or Rule 144A or Section 4(2) of the Securities Act of 1933, as amended, provides an exemption from the registration requirements for resale of the security to an institutional investor. See Restricted Securities in these Notes to the Schedules of Investments.

(r)

Rule 144A or Section 4(2) liquid security. Rule 144A or Section 4(2) of the Securities Act of 1933, as amended, provides an exemption from the registration requirements for resale of this security to an institutional investor. The Sub-Adviser deemed all or a portion of this security to be liquid based on procedures approved by the Board. As of June 30, 2012, the value of Rule 144A and Section 4(2) liquid securities was as follows: JNL/BlackRock Global Allocation Fund, $15,944; JNL/Brookfield Global Infrastructure Fund, $1,665; JNL/Franklin Templeton Global Multisector Bond Fund, $54,843; JNL/Franklin Templeton Income Fund, $291,743; JNL/Franklin Templeton International Small Cap Growth Fund, $3,678; JNL/Goldman Sachs Core Plus Bond Fund, $9,257; JNL/Goldman Sachs Emerging Markets Debt Fund, $48,907; JNL/Invesco International Growth Fund, $5,666; JNL/Ivy Asset Strategy Fund, $206,747; JNL/JPMorgan U.S. Government & Quality Bond Fund, $17,160; JNL/Lazard Emerging Markets Fund, $10,635; JNL/Mellon Capital Management Bond Index Fund, $1,068; JNL/Neuberger Berman Strategic Income Fund, $1,549; JNL/PIMCO Real Return Fund, $328,294; JNL/PIMCO Total Return Bond Fund, $385,633; JNL/PPM America Floating Rate Income Fund, $8,401; JNL/PPM America High Yield Bond Fund, $527,980; JNL/T. Rowe Price Short-Term Bond Fund, $220,491; JNL/WMC Balanced Fund, $37,055; and JNL/WMC Money Market Fund, $59,420.

(s)	Foreign or U.S. Treasury inflation indexed note, par amount is not adjusted for inflation.
(t)	The Fund had an unfunded loan commitment at June 30, 2012. See Unfunded Loan Commitments in the Notes to the Financial Statements.
(u)	Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company.
(v)	Consolidated Schedule of Investments.
(w)	The securities in this category are a direct debt of the agency and not collateralized by mortgages.
(x)

For all items listed as “Other Securities” in this Summary Schedule of Investments, this represents issues not identified as top-fifty unaffiliated holdings in terms of value and issues or issuers not exceeding one percent individually or in aggregate, respectively, as of June 30, 2012. In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption.

*

A Summary Schedule of Investments is presented for this portfolio. For information on availability of a complete Schedule of Investments, refer to www.jackson.com, www.sec.gov, or call the Shareholder Service Center at 1-800-873-5654.

Currencies:

AUD - Australian Dollar

BRL - Brazilian Real

BGN - Bulgarian Leva

CAD - Canadian Dollar

CHF - Swiss Franc

CLP - Chilean Peso

CNH - Chinese Offshore Yuan

CNY - Chinese Yuan

COP - Colombian Peso

CZK - Czech Republic Korunas

DOP - Dominican Peso

EUR - European Currency Unit (Euro)

GBP - British Pound

GHS - Ghanaian Cedi

HKD - Hong Kong Dollar

HUF - Hungarian Forint

ILS - Israeli New Sheqel

IDR - Indonesian Rupiah

INR - Indian Rupee

JPY - Japanese Yen

KRW - Korean Won

MXN - Mexican Peso

MYR – Malaysian Ringgit

NGN - Nigerian Naira

NOK - Norwegian Krone

NZD - New Zealand Dollar

PEN - Peruvian Nuevo Sol

PHP - Philippine Peso

PLN - Polish Zloty

RSD - Serbian Dinar

RUB - Russian Ruble

SEK - Swedish Krona

SGD - Singapore Dollar

THB - Thai Baht

TRY - New Turkish Lira

TWD – Taiwan Dollar

USD - United States Dollar

UYU - Uruguayan Peso

ZAR - South African Rand

Abbreviations:

“-” Amount rounds to less than one thousand

ABS - Asset Backed Security

ADR - American Depositary Receipt

AMBAC - AMBAC Indemnity Corp.

ASX - Australian Stock Exchange

CAC - Cotation Assistee en Continu

CDO - Collateralized Debt Obligation

CDX - Credit Default Swap Index

CLO - Collateralized Loan Obligation

CMBS - Commercialized Mortgage Backed Security

CME - Chicago Mercantile Exchange

CPI – Consumer Price Index

CPURNSA – CPI Urban Consumers Index Non-Seasonably Adjusted

DAX - Deutscher Aktienindex

DJIA - Dow Jones Industrial Average

ETF - Exchange-Traded Fund

EURIBOR - Europe Interbank Offered Rate

Euro-Bobl - debt instrument issued by the Federal Republic of Germany with a term of 4.5 to 5.5 years

See accompanying Notes to Financial Statements.

Abbreviations: (continued)

Euro-Bund - debt instrument issued by the Federal Republic of Germany with a term of 8.5 to 10.5 years

Euro-Buxl - debt instrument issued by the Federal Republic of Germany with a term of 24 to 35 years

Euro-Schatz - debt instrument issued by the Federal Republic of Germany with a term of 1.75 to 2.25 years

FDR - Fiduciary Depository Receipt

FTSE - Financial Times and the London Stock Exchange

GDR - Global Depository Receipt

GO - General Obligation

HSCEI - Hang Seng China Enterprises Index

IBEX - Iberia Index

JSC - Joint Stock Company

JSE - Johannesburg Stock Exchange

KOSPI - Korea Composite Stock Price Index

LIBOR - London Interbank Offered Rate

MBS - Mortgage Backed Security

MIB - Milano Indice Borsa

MSCI - Morgan Stanley Capital International

NASDAQ - National Association of Securities Dealers Automated Quotations

NVDR - Non-Voting Depository Receipt

NYSE - New York Stock Exchange

PJSC - Public Joint Stock Company

RB - Revenue Bond

REIT - Real Estate Investment Trust

REMIC - Real Estate Mortgage Investment Conduit

RNC - Radio Network Communications

SDR - Swedish Depository Receipt

SGX - Singapore Exchange

SPDR - Standard & Poor’s Depository Receipt

SPI - Schedule Performance Index

TAIEX - Taiwan Stock Exchange Capitalization Weighted Stock Index

TBA - To Be Announced (Securities purchased on a delayed delivery basis

TOPIX - Tokyo Stock Price Index

TSX - Toronto Stock Exchange

Counterparty Abbreviations:

ABN - ABN Amro Inc.

BCL - Barclays Capital Inc.

BBP - Barclays Bank Plc

BNP - BNP Paribas Securities

BNY - BNY Capital Markets

BOA - Bancamerica Securities/Bank of America NA

CCI - Citicorp Securities, Inc.

CGM - Citigroup Global Markets

CIT - Citibank, Inc.

CSI - Credit Suisse Securities, LLC

DUB - Deutsche Bank Alex Brown Inc.

GSC - Goldman Sachs & Co.

GSI - Goldman Sachs International

HSB - HSBC Securities, Inc.

JPM - J.P. Morgan Securities, Inc.

MLI - Merrill Lynch International

MLP - Merrill Lynch Professional Clearing Corp.

MSC - Morgan Stanley & Co., Incorporated

MSS - Morgan Stanley Capital Services Inc.

RBC - Royal Bank Of Canada

RBS - Royal Bank Of Scotland

SCB - Standard Chartered Bank

SSB - State Street Brokerage Services, Inc.

STA - UBS AG Stamford

UBS - UBS Securities LLC

WBC - Westpac Banking Corporation

Restricted Securities - Restricted securities are often purchased in private placement transactions and cannot be sold without prior registration unless the sale is pursuant to an exemption under the Securities Exchange Act of 1933, as amended.  The following table details restricted securities, including Rule 144A securities that have been deemed illiquid, held by the Funds at June 30, 2012:

	Initial Acquisition Date	Cost	Ending Value	Percent of Net Assets

JNL/BlackRock Commodity Securities Fund
Uranium Energy Corp.	11/02/2010	$1,244	$838	0.1%

JNL/BlackRock Global Allocation Fund
Bio City Development Co. BV, 8.00%, 07/06/18	08/26/2011	$600	$599	0.1%
CapitaLand Ltd., 2.95%, 06/20/22	08/26/2011	2,056	2,075	0.2
China Petroleum & Chemical Corp. Convertible Bond, 0.00%, 04/24/14	08/26/2011	274	294	—
Credit Suisse Group Guernsey I Ltd., 7.88%, 02/24/41	08/26/2011	384	386	—
Delta Topco Ltd.	05/03/2012	1,330	1,211	0.1
Delta Topco Ltd., 10.00%, 11/24/16	05/03/2012	2,151	2,002	0.2
Inversiones Alsacia SA, 8.00%, 08/18/18	08/26/2011	453	481	—
New World Resources NV, 7.88%, 05/01/18	03/21/2011	473	427	0.1
Pyrus Ltd., 7.50%, 12/20/15	08/26/2011	688	724	0.1
REI Agro Ltd., 5.50%, 11/13/14	08/26/2011	181	122	—
Sun Hung Kai Properties Capital Market Ltd., 4.50%, 02/14/22	04/04/2012	588	602	0.1
Suzlon Energy Ltd. Convertible Bond, 0.00%, 10/11/12	08/26/2011	502	599	0.1
TFS Corp. Ltd., 11.00%, 07/15/18	08/26/2011	1,252	1,220	0.1
TNK-BP Finance SA, 7.50%, 07/18/16	08/26/2011	110	111	—
Zeus Capital Ltd., 0.01%, 08/19/13	08/26/2011	1,239	1,180	0.1
Zeus Cayman II, 0.01%, 08/18/16	11/30/2011	622	603	0.1
		$12,903	$12,636	1.3%
JNL/Capital Guardian Global Balanced Fund
AIA Group Ltd.	10/25/2010	$3,449	$3,976	1.0%
Altegrity Inc., 10.50%, 11/01/15	07/27/2009	168	182	—
CEVA Group Plc, 8.38%, 12/01/17	06/05/2012	384	388	0.1
CIT Group Inc., 7.00%, 05/02/16	02/28/2011	302	301	0.1
Cemex Espana Luxembourg, 9.25%, 05/12/20	08/31/2011	78	80	—
Clearwire Communications LLC, 14.75%, 12/01/16	01/31/2011	256	245	0.1

See accompanying Notes to Financial Statements.

Restricted Securities

	Initial Acquisition Date	Cost	Ending Value	Percent of Net Assets

JNL/Capital Guardian Global Balanced Fund (continued)
Croatia Government International Bond, 6.75%, 11/05/19	10/30/2009	$629	$627	0.2%
Enel Finance International SA, 3.88%, 10/07/14	01/11/2011	302	295	0.1
First Data Corp., 8.25%, 01/15/21	12/22/2010	350	350	0.1
First Data Corp., 8.75%, 01/15/22	12/22/2010	88	101	—
Georgia Gulf Corp., 9.00%, 01/15/17	10/11/2010	316	335	0.1
HKT Ltd.	11/25/2011	534	714	0.2
HSBC Bank Plc, 4.13%, 08/12/20	09/09/2011	633	651	0.1
Iberdrola Finance Ireland Ltd., 3.80%, 09/11/14	01/12/2011	521	511	0.1
Nextel Communications Inc., 7.38%, 08/01/15	10/21/2010	300	300	0.1
Olam International Ltd.	06/08/2011	366	288	0.1
Petroleos Mexicanos, 6.50%, 06/02/41	10/17/2011	58	64	—
Realogy Corp., 7.88%, 02/15/19	01/30/2012	257	269	0.1
Republic of Latvia, 5.25%, 02/22/17	02/15/2012	199	207	0.1
Reynolds Group Issuer Inc., 7.88%, 08/15/19	11/22/2011	321	352	0.1
Roche Holdings Inc., 6.00%, 03/01/19	05/19/2009	415	498	0.1
Romanian Government International Bond, 6.75%, 02/07/22	02/29/2012	102	104	—
Standard Chartered Bank, 6.40%, 09/26/17	12/18/2007	299	332	0.1
Standard Chartered Plc, 3.85%, 04/27/15	03/17/2011	231	235	0.1
		$10,558	$11,405	3.0%
JNL/Capital Guardian Global Diversified Research Fund
HKT Ltd.	11/25/2011	$847	$1,132	0.3%

JNL/Franklin Templeton Global Growth Fund
Samsung Electronics Co. Ltd. - GDR	02/06/2007	$773	$1,214	0.2%

JNL/Franklin Templeton Global Multisector Bond Fund
Boparan Finance Plc, 9.75%, 04/30/18	01/23/2012	$472	$532	0.1%
Calpine Corp., 7.88%, 01/15/23	12/20/2011	636	654	0.2
Codere Finance Luxembourg SA, 8.25%, 06/15/15	01/09/2012	486	372	0.1
		$1,594	$1,558	0.4%
JNL/Franklin Templeton Mutual Shares Fund
Cerberus Capital Management LP I	08/06/2008	$547	$128	—%
Cerberus Capital Management LP II	08/06/2008	547	128	—
Cerberus Capital Management LP III	08/06/2008	274	64	—
Harrah’s Investment LP	01/16/2008	17	3	—
Prime AET&D Holdings No. 1 Pty Ltd.	10/14/2010	—	—	—
Tropicana Entertainment LLC, 9.63%, 12/15/14	12/14/2007	743	—	—
		$2,128	$323	—%
JNL/Goldman Sachs Core Plus Bond Fund
Achmea Hypotheekbank NV, 3.20%, 11/03/14	10/27/2009	$3,473	$3,614	0.3%
Aristotle Holding Inc., 3.90%, 02/15/22	02/07/2012	1,714	1,814	0.2
Ashtead Capital Inc., 9.00%, 08/15/16	03/16/2011	516	518	0.1
BRFkredit AS, 2.05%, 04/15/13	04/09/2010	8,298	8,395	0.7
Bank of Scotland Plc, 5.25%, 02/21/17	03/11/2011	2,200	2,310	0.2
CIT Mortgage Loan Trust REMIC, 1.25%, 10/25/37	10/11/2007	97	97	—
CIT Mortgage Loan Trust REMIC, 1.50%, 10/25/37	10/11/2007	700	543	0.1
DnB NOR Boligkreditt, 2.10%, 10/14/15	10/07/2010	5,464	5,600	0.5
Educational Services of America Inc., 1.32%, 07/25/23	02/24/2010	1,249	1,255	0.1
El Paso Corp., 7.75%, 01/15/32	06/17/2003	509	579	0.1
El Paso Corp., 7.80%, 08/01/31	06/17/2003	28	37	—
El Paso Pipeline Partners Operating Co. LLC, 6.50%, 04/01/20	03/26/2010	2,119	2,292	0.2
FREMF Mortgage Trust REMIC, 4.02%, 12/25/18	04/18/2012	578	560	0.1
FREMF Mortgage Trust REMIC, 4.50%, 12/25/44	03/15/2012	905	910	0.1
Federal Home Loan Mortgage Corp. REMIC, 1,156.50%, 06/15/21	02/29/2000	—	—	—
First Union National Bank Commercial Mortgage Trust, Interest Only REMIC, 1.07%, 05/17/32	01/08/2003	65	35	—
GSMPS Mortgage Loan Trust, 0.48%, 02/25/35	05/18/2006	88	73	—
ING Bank NV, 2.38%, 06/09/14	06/02/2011	2,273	2,258	0.2
Kraft Foods Group Inc., 2.25%, 06/05/17	05/31/2012	1,248	1,280	0.1
Merit Securities Corp. REMIC, 1.75%, 09/28/32	12/10/2002	99	107	—
MetLife Capital Trust X, 9.25%, 04/08/38	04/02/2008	500	612	0.1
Mitsui Sumitomo Insurance Co. Ltd., 7.00%, 03/15/72	03/09/2012	950	985	0.1
Mizuho Corporate Bank Ltd., 2.55%, 03/17/17	03/14/2012	2,122	2,156	0.2
Newcrest Finance Pty Ltd., 4.45%, 11/15/21	11/08/2011	2,123	2,181	0.2
Northwestern Mutual Life Insurance Co., 6.06%, 03/30/40	03/24/2010	1,950	2,374	0.2
PE Paper Escrow GmbH, 12.00%, 08/01/14	02/22/2011	1,253	1,254	0.1
Pernod-Ricard SA, 4.45%, 01/15/22	06/19/2012	1,336	1,321	0.1

See accompanying Notes to Financial Statements.

	Initial Acquisition Date	Cost	Ending Value	Percent of Net Assets

JNL/Goldman Sachs Core Plus Bond Fund (continued)
Plastipak Holdings Inc., 8.50%, 12/15/15	02/16/2011	$612	$619	0.1%
QBE Capital Funding III Ltd., 7.25%, 05/24/41	05/18/2011	1,525	1,376	0.1
Radnor Holdings Corp., 0.00%, 03/15/10	11/13/2003	126	—	—
Royal Bank of Scotland Plc, 4.88%, 08/25/14	08/19/2009	1,847	1,902	0.2
Russian Foreign Bond, 4.50%, 04/04/22	03/29/2012	799	838	0.1
SABMiller Holdings Inc., 2.45%, 01/15/17	01/11/2012	1,797	1,855	0.2
SABMiller Holdings Inc., 3.75%, 01/15/22	01/11/2012	3,160	3,376	0.3
Sparebank 1 Boligkreditt A/S, 2.30%, 06/30/17	03/30/2012	4,789	4,821	0.4
Sparebank 1 Boligkreditt A/S, 2.63%, 05/27/16	05/25/2011	7,098	7,319	0.6
Swedbank Hypotek AB, 0.91%, 03/28/14	03/22/2011	1,200	1,198	0.1
UBS AG-Credit Linked Note (Federative Republic of Brazil, 6.00%, 01/17/17)	09/27/2011	729	476	—
VimpelCom Ltd., 6.49%, 02/02/16	01/27/2011	400	398	—
VimpelCom Ltd., 7.50%, 03/01/22	06/23/2011	650	611	0.1
VimpelCom Ltd., 7.75%, 02/02/21	01/27/2011	740	705	0.1
WEA Finance LLC, 7.13%, 04/15/18	04/10/2008	895	1,066	0.1
WEA Finance LLC, 7.50%, 06/02/14	05/27/2009	473	518	—
Xylem Inc., 3.55%, 09/20/16	09/19/2011	1,897	2,001	0.2
		$70,594	$72,239	6.6%
JNL/Goldman Sachs Emerging Markets Debt Fund
Barclays Bank Plc Credit Linked Note (Indonesia Government, 10.00%, 07/15/17)	06/04/2009	$8,961	$10,386	1.3%
Citigroup Funding Inc. Credit Linked Note (Colombian Government Bond, 10.00%, 07/24/24)	08/12/2011	1,088	1,137	0.1
Credit Suisse Nassau Credit Linked Note (Nota Do Tesouro Nacional, 6.00%, 08/19/40)	11/16/2010	4,023	4,171	0.5
Deutsche Bank AG Credit Linked Note (Indonesia Government, 10.75%, 05/15/16)	01/26/2010	2,354	2,611	0.3
Hongkong & Shanghai Banking Corp. Credit Linked Note (Indonesia Government, 10.00%, 07/15/17)	07/24/2009	7,168	8,232	1.0
Hongkong & Shanghai Banking Corp. Credit Linked Note (Indonesia Government, 10.75%, 05/15/16)	11/16/2009	9,694	10,814	1.3
JPMorgan Chase & Co., 6.00%, 10/10/12	08/03/2009	831	954	0.1
JPMorgan Chase & Co. Credit Linked Note (Indonesia Government, 11.00%, 11/15/20)	04/16/2010	2,563	2,836	0.3
JPMorgan Chase & Co. Credit Linked Note (Russian Government, 7.35%, 01/20/16)	08/03/2011	22,478	19,121	2.3
		$59,160	$60,262	7.2%
JNL/Ivy Asset Strategy Fund
Delta Topco Ltd.	01/23/2012	$45,512	$33,319	1.9%
Delta Topco Ltd., 10.00%, 11/24/16	05/02/2012	58,674	55,053	3.2
		$104,186	$88,372	5.1%
JNL/Lazard Mid Cap Equity Fund
Better Place	04/23/2010	$1,015	$1,640	0.8%

JNL/M&G Global Basics Fund
GI Dynamics Inc.	09/07/2011	$1,278	$1,177	0.4%

JNL/Morgan Stanley Mid Cap Growth Fund
Dropbox Inc., Series A-1	05/29/2012	$41	$41	0.5%

JNL/PIMCO Total Return Bond Fund
DG Funding Trust, 2.54%, (callable at 10,000 beginning 09/30/10)	11/10/2003	$4,426	$3,118	0.1%
Northern Rock Plc, 5.63%, 06/22/17	06/08/2009	14,425	17,331	0.4
Petroleos Mexicanos, 5.50%, 06/27/44	06/20/2012	1,095	1,125	—
		$19,946	$21,574	0.5%
JNL/PPM America High Yield Bond Fund
US Oncology Escrow, 02/16/47	02/22/2012	$—	$12	—%
Unitymedia GmbH, 7.50%, 03/15/19	08/30/2011	8,364	8,649	0.6
Verso Paper Holdings LLC, 11.75%, 01/15/19	05/23/2010	428	277	—
		$8,792	$8,938	0.6%
JNL/T. Rowe Price Established Growth Fund
Facebook Inc. - Class A	04/01/2011	$5,184	$5,076	0.2%
Facebook Inc. - Class B	08/15/2011	7,263	8,587	0.4
LivingSocial, Convertible Preferred, Series F	11/18/2011	1,185	821	—
Twitter Inc.	09/14/2011	1,261	1,254	0.1
Twitter Inc., Series A	09/14/2011	3	3	—
Twitter Inc., Series B	09/14/2011	1,052	1,052	0.1
Twitter Inc., Series C	09/14/2011	285	285	—
Twitter Inc., Series D	09/14/2011	484	481	—
Twitter Inc., Series F	04/02/2012	181	181	—

See accompanying Notes to Financial Statements.

Restricted Securities/Investments in Affiliates

	Initial Acquisition Date	Cost	Ending Value	Percent of Net Assets

JNL/T. Rowe Price Established Growth Fund (continued)
Twitter Inc., Series G-2	07/28/2011	$1,974	$1,963	0.1%
		$18,872	$19,703	0.9%
JNL/T. Rowe Price Mid-Cap Growth Fund
Coupon.com Inc.	06/21/2011	$3,435	$3,435	0.2%
Dropbox Inc.	05/02/2012	383	383	—
Dropbox Inc., Series A	05/02/2012	476	476	—
Dropbox Inc., Series A-1	05/02/2012	2,338	2,338	0.2
Hungry Machine Inc.	04/01/2011	4,061	3,714	0.2
Workday Inc., Convertible Preferred	10/13/2011	864	864	0.1
		$11,557	$11,210	0.7%
JNL/T. Rowe Price Short-Term Bond Fund
T. Rowe Price Term Asset-Backed Securities Loan Facility	10/16/2009	$2,837	$379	—%

JNL/T. Rowe Price Value Fund
Assured Guaranty Municipal Holdings Inc., 6.40%, 12/15/66	02/04/2011	$1,312	$1,156	0.1%

Investments in Affiliates — See Note 7 in the Notes to the Financial Statements for discussion of investments in affiliates. The fair value and par value of the investment in the Securities Lending Cash Collateral Fund LLC and the Securities Lending Liquidating Fund LLC are reported under Securities Lending Collateral in the Schedules of Investments. Income received from the Securities Lending Cash Collateral Fund LLC and the Securities Lending Liquidating Fund LLC is aggregated with income from securities lending when received from the custodian. The following table details cash management investments in affiliates held at June 30, 2012. There was no realized gain or loss relating to transactions in these investments during the period ended June 30, 2012:

	JNL Money Market Fund
Fund	Beginning Amortized Cost	Ending Amortized Cost	Dividend Income
JNL/AQR Managed Futures Strategy Fund	$210,041	$380,041	$85
JNL/BlackRock Commodity Securities Fund	229,369	70,014	13
JNL/Brookfield Global Infrastructure Fund	8,487	9,676	1
JNL/Capital Guardian Global Balanced Fund	15,260	23,135	5
JNL/Capital Guardian Global Diversified Research Fund	9,511	6,145	4
JNL/DFA U.S. Core Equity Fund	21,420	2,404	5
JNL/Eagle SmallCap Equity Fund	19,833	19,717	3
JNL/Eastspring Investments Asia ex-Japan Fund	867	2,958	1
JNL/Eastspring Investments China-India Fund	11,404	5,163	2
JNL/Franklin Templeton Global Growth Fund	21,540	23,117	5
JNL Franklin Templeton Global Multisector Bond Fund	21,049	67,885	12
JNL/Franklin Templeton Income Fund	78,549	119,173	28
JNL/Franklin Templeton International Small Cap Growth Fund	12,495	12,377	4
JNL/Franklin Templeton Mutual Shares Fund	54,660	51,799	13
JNL/Franklin Templeton Small Cap Value Fund	27,818	16,352	5
JNL/Goldman Sachs Core Plus Bond Fund	62,304	285,194	35
JNL/Goldman Sachs Emerging Markets Debt Fund	125,456	31,176	13
JNL/Goldman Sachs Mid Cap Value Fund	33,756	12,513	6
JNL/Goldman Sachs U.S. Equity Flex Fund	3,558	2,701	1
JNL/Invesco Global Real Estate Fund	14,713	11,170	4
JNL/Invesco International Growth Fund	54,781	70,983	17
JNL/Invesco Large Cap Growth Fund	41,976	36,422	9
JNL/Invesco Small Cap Growth Fund	4,663	5,415	2
JNL/Ivy Asset Strategy Fund	163,456	62,907	28
JNL/JPMorgan International Value Fund	7,677	9,245	6
JNL/JPMorgan MidCap Growth Fund	8,757	27,676	6
JNL/JPMorgan U.S. Government & Quality Bond Fund	120,241	75,543	22
JNL/Lazard Emerging Markets Fund	8,651	18,925	3
JNL/Lazard Mid Cap Equity Fund	11,978	3,672	2
JNL/M&G Global Basics Fund	7,795	3,562	2
JNL/M&G Global Leaders Fund	668	1,345	1
JNL/Mellon Capital Management Emerging Markets Index Fund	1,868	4,068	1
JNL/Mellon Capital Management European 30 Fund	85	91	—
JNL/Mellon Capital Management Pacific Rim 30 Fund	31	34	—
JNL/Mellon Capital Management S&P 500 Index Fund	39,093	38,886	8
JNL/Mellon Capital Management S&P 400 MidCap Index Fund	18,417	19,364	6
JNL/Mellon Capital Management Small Cap Index Fund	10,487	23,238	3
JNL/Mellon Capital Management International Index Fund	15,019	4,459	4
JNL/Mellon Capital Management Bond Index Fund	54,746	56,618	12

See accompanying Notes to Financial Statements.

Investments in Affiliates

	JNL Money Market Fund
Fund	Beginning Amortized Cost	Ending Amortized Cost	Dividend Income
JNL/Mellon Capital Management Global Alpha Fund	$22,322	$44,348	$16
JNL/Mellon Capital Management Dow Jones U.S. Contrarian Opportunities Index Fund	—	192	—
JNL/Morgan Stanley Mid Cap Growth Fund	—	812	—
JNL/Neuberger Berman Strategic Income Fund	—	7,263	1
JNL/Oppenheimer Global Growth Fund	10,377	13,726	3
JNL/PIMCO Real Return Fund	4,862	1,631	—
JNL/PIMCO Total Return Bond Fund	—	6,291	1
JNL/PPM America High Yield Bond Fund	58,711	67,224	16
JNL/PPM America Mid Cap Value Fund	3,592	—	1
JNL/PPM America Small Cap Value Fund	2,367	—	—
JNL/PPM America Value Equity Fund	40	—	—
JNL/Red Rocks Listed Private Equity Fund	2,944	2,779	1
JNL/S&P Competitive Advantage Fund	7,930	4,210	1
JNL/S&P Dividend Income & Growth Fund	17,211	5,572	1
JNL/S&P Intrinsic Value Fund	6,156	3,613	1
JNL/S&P Total Yield Fund	2,513	1,295	—
JNL/T. Rowe Price Established Growth Fund	1,118	2,000	—
JNL/T. Rowe Price Mid-Cap Growth Fund	2,452	2,237	—
JNL/T. Rowe Price Short-Term Bond Fund	10,538	6,896	1
JNL/T. Rowe Price Value Fund	807	2,284	—
JNL/UBS Large Cap Select Growth Fund	18,990	18,623	5
JNL/WMC Balanced Fund	185,082	103,945	36
JNL/WMC Value Fund	22,493	44,825	9

	T. Rowe Price Reserves Investment Fund
Fund	Beginning Amortized Cost	Ending Amortized Cost	Dividend Income
JNL/T. Rowe Price Established Growth Fund	$47,051	$86,227	$22
JNL/T. Rowe Price Mid-Cap Growth Fund	65,031	88,061	38
JNL/T. Rowe Price Short-Term Bond Fund	40,935	73,958	23
JNL/T. Rowe Price Value Fund	23,287	22,472	10

The following table details each Fund’s long term investments in affiliates held during the period ended June 30, 2012:

Fund	Affiliate	Value Beginning of Period	Purchases	Sales Proceeds	Dividend/ Interest Income	Realized Gain (Loss)	Value End of Period
JNL/American Funds Blue Chip Income and Growth Fund	American Funds Insurance Series-Blue Chip Income and Growth Fund Class 1	$403,849	$141,752	$16,054	$2,042	$2,146	$563,442
JNL/American Funds Global Bond Fund	American Funds Insurance Series-Global Bond Fund Class 1	339,899	83,247	27,254	3,453	138	399,337
JNL/American Funds New World Fund	American Funds Insurance Series-New World Fund Class 1	275,290	76,132	10,274	356	591	352,421
JNL/BlackRock Global Allocation Fund	iShares Comex Gold Trust Fund	1,867	3,283	—	—	—	5,297
JNL/BlackRock Global Allocation Fund	iShares Silver Trust	122	70	200	—	(25)	—
JNL/Mellon Capital Management S&P 500 Index Fund	Bank of New York Mellon Corp.	2,346	234	81	32	(66)	2,741
JNL/Mellon Capital Management International Index Fund	Prudential plc	3,063	222	—	91	—	3,940
JNL/Mellon Capital Management Bond Index Fund	Bank of New York Mellon Corp., 4.30%, 5/15/14	—	538	—	10	—	533
JNL/Mellon Capital Management Bond Index Fund	Bank of New York Mellon Corp., 2.50%, 01/15/16	506	—	—	6	—	518
JNL/Mellon Capital Management Bond Index Fund	Bank of New York Mellon Corp., 3.55%, 09/23/21	609	—	—	11	—	638
JNL/T. Rowe Price Short-Term Bond Fund	T. Rowe Price Term Asset-Backed Securities Loan Facility	631	—	—	290	—	379

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Notes to Schedules of Investments (in thousands, except contracts)

June 30, 2012

Schedule of Written Options

	Expiration Date	Exercise Price	Contracts	Value

Foreign Currency Options
JNL/BlackRock Global Allocation Fund
Euro versus USD Call Option, CSI	06/03/2013	1.40	7,325,000	$(95)
Euro versus USD Call Option, DUB	11/01/2012	1.37	4,690,000	(13)
Euro versus USD Put Option, CSI	06/03/2013	1.09	7,325,000	(103)
Euro versus USD Put Option, DUB	11/01/2012	1.17	4,690,000	(33)
			24,030,000	$(244)
Index Options
JNL/BlackRock Global Allocation Fund
Brazil Bovespa Index Call Option, CSI	12/12/2012	64,667.72	41	$(33)
Brazil Bovespa Index Put Option, CSI	12/12/2012	46,392.06	41	(17)
Brazil Bovespa Index Put Option, GSI	11/16/2012	46,466.95	37	(12)
Deutsche Borse AG German Stock Price Index Call Option, GSC	09/21/2012	7,828.10	128	—
Russell 2000 Index Call Option, BNP	08/17/2012	877.51	1,125	(1)
Russell 2000 Index Call Option, BNP	11/16/2012	851.80	3,004	(58)
Russell 2000 Index Call Option, BOA	09/13/2012	833.69	1,247	(17)
Russell 2000 Index Call Option, JPM	10/19/2012	894.56	1,123	(5)
Russell 2000 Index Call Option, JPM	12/21/2012	868.03	2,984	(57)
Russell 2000 Index Call Option, MSC	07/20/2012	823.88	1,427	(6)
Russell 2000 Index Put Option, BNP	07/20/2012	700.19	589	—
Russell 2000 Index Put Option, BNP	11/16/2012	676.65	3,004	(42)
Russell 2000 Index Put Option, BOA	09/13/2012	700.00	1,247	(10)
Russell 2000 Index Put Option, JPM	10/19/2012	730.12	1,123	(22)
Russell 2000 Index Put Option, JPM	12/21/2012	681.19	2,984	(60)
Russell 2000 Index Put Option, MSC	07/20/2012	635.83	1,427	—
S&P 500 Index Put Option	09/22/2012	1,175.00	47	(40)
S&P 500 Index Put Option	12/22/2012	1,200.00	49	(146)
S&P 500 Index Put Option, BOA	09/21/2012	1,137.81	2,163	(13)
S&P 500 Index Put Option, BOA	09/21/2012	1,175.00	1,183	(10)
S&P 500 Index Put Option, CIT	12/20/2013	1,149.60	986	(82)
S&P 500 Index Put Option, JPM	08/17/2012	1,240.54	948	(5)
TAIEX Put Option, CGM	09/18/2013	5,992.78	4,006	(44)
TAIEX Put Option, CIT	12/18/2013	6,524.53	211	(121)
TAIEX Put Option, JPM	12/18/2013	5,758.51	142	(45)
			31,266	$(846)
JNL/Ivy Asset Strategy Fund
Deutsche Borse AG German Stock Price Index Put Option, DUB	08/18/2012	5,250.00	117	$(11)
Deutsche Borse AG German Stock Price Index Put Option, GSC	08/17/2012	5,250.00	116	(8)
Deutsche Borse AG German Stock Price Index Put Option, MSC	07/20/2012	5,600.00	224	(8)
Deutsche Borse AG German Stock Price Index Put Option, MSC	07/20/2012	5,500.00	221	(6)
Deutshce Borse AG German Stock Price Index Put Option, JPM	08/18/2012	5,600.00	114	(20)
FTSE 100 Index Put Option	07/20/2012	4,800.00	212	(7)
FTSE 100 Index Put Option, BCL	08/18/2012	4,800.00	53	(14)
FTSE 100 Index Put Option, MSC	08/17/2012	4,700.00	53	(10)
FTSE 100 Index Put Option, MSC	08/18/2012	4,900.00	104	(35)
NASDAQ 100 Index Put Option	07/21/2012	2,250.00	141	(10)
NASDAQ 100 Index Put Option	08/18/2012	2,150.00	71	(27)
NASDAQ 100 Index Put Option, BCL	08/18/2012	2,200.00	71	(40)
NASDAQ 100 Index Put Option, CGM	08/18/2012	2,275.00	141	(123)
NASDAQ 100 Index Put Option, DUB	07/20/2012	2,250.00	141	(10)
Russell 2000 Index Put Option	07/21/2012	680.00	945	(30)
Russell 2000 Index Put Option, JPM	08/17/2012	650.00	237	(40)
Russell 2000 Index Put Option, UBS	08/18/2012	660.00	238	(51)
Russell 2000 Index Put Option,BCL	08/18/2012	690.00	467	(180)
S&P 500 Index Put Option	08/18/2012	1,180.00	514	(169)
S&P 500 Index Put Option	08/18/2012	1,150.00	341	(78)
S&P 500 Index Put Option	08/18/2012	1,132.00	340	(78)
S&P 500 Index Put Option, DUB	07/20/2012	1,160.00	689	(23)
S&P 500 Index Put Option, GSC	07/20/2012	1,170.00	683	(24)
			6,233	$(1,002)

See accompanying Notes to Financial Statements.

	Expiration Date	Exercise Price	Contracts	Value

Inflation Floor
JNL/PIMCO Real Return Fund
Floor - CPURNSA Index Option, CGM	03/12/2020	215.95	46	$(8)
Floor - CPURNSA Index Option, CGM	09/29/2020	217.97	31	(7)
Floor - CPURNSA Index Option, DUB	03/10/2020	215.95	29	(5)
Floor - CPURNSA Index Option, DUB	10/13/2020	218.01	298	(63)
			404	$(83)
JNL/PIMCO Total Return Bond Fund
Floor - CPURNSA Index Option, CGM	03/12/2020	215.95	18	$(3)
Floor - CPURNSA Index Option, CGM	09/29/2020	217.97	64	(14)
Floor - CPURNSA Index Option, DUB	03/10/2020	215.95	19	(3)
			101	$(20)
Interest Rate Swaptions
JNL/BlackRock Global Allocation Fund
Put Swaption, 6 month Japanese Yen LIBOR versus 3.15% fixed, MSC	04/30/2013	N/A	105,457,759	$(5)

JNL/PIMCO Real Return Fund
Call Swaption, 3 month LIBOR versus 0.80% fixed, JPM	10/11/2012	N/A	115	$(4)
Call Swaption, 3 month LIBOR versus 0.92% fixed, MSC	11/14/2012	N/A	284	(197)
Call Swaption, 3 month LIBOR versus 1.06% fixed, MSC	10/11/2012	N/A	247	(232)
Call Swaption, 3 month LIBOR versus 1.50% fixed, DUB	09/24/2012	N/A	439	(992)
Call Swaption, 3 month LIBOR versus 1.70% fixed, CIT	03/18/2013	N/A	224	(672)
Call Swaption, 3 month LIBOR versus 1.70% fixed, DUB	03/18/2013	N/A	671	(2,012)
Put Swaption, 3 month LIBOR versus 0.80% fixed, JPM	10/11/2012	N/A	115	(33)
Put Swaption, 3 month LIBOR versus 0.92% fixed, MSC	11/14/2012	N/A	284	(7)
Put Swaption, 3 month LIBOR versus 1.06% fixed, MSC	10/11/2012	N/A	247	(1)
Put Swaption, 3 month LIBOR versus 1.50% fixed, DUB	09/24/2012	N/A	439	(18)
Put Swaption, 3 month LIBOR versus 1.70% fixed, CIT	03/18/2013	N/A	224	(69)
Put Swaption, 3 month LIBOR versus 1.70% fixed, DUB	03/18/2013	N/A	671	(208)
Put Swaption, 3 month LIBOR versus 2.00% fixed, DUB	03/18/2013	N/A	77	(15)
Put Swaption, 3 month LIBOR versus 2.85% fixed, DUB	04/16/2019	N/A	695	(431)
			4,732	$(4,891)
JNL/PIMCO Total Return Bond Fund
Call Swaption, 3 month LIBOR versus 1.40% fixed, MSC	03/18/2013	N/A	127	$(213)
Call Swaption, 3 month LIBOR versus 1.40% fixed, MSC	03/18/2013	N/A	84	(141)
Put Swaption, 3 month LIBOR versus 0.92% fixed, CIT	11/14/2012	N/A	186	(5)
Put Swaption, 3 month LIBOR versus 0.92% fixed, MSC	11/14/2012	N/A	1,292	(31)
Put Swaption, 3 month LIBOR versus 1.00% fixed, DUB	08/13/2012	N/A	159	—
Put Swaption, 3 month LIBOR versus 1.20% fixed, DUB	07/11/2013	N/A	418	(11)
Put Swaption, 3 month LIBOR versus 1.35% fixed, CSI	08/15/2017	N/A	238	(3)
Put Swaption, 3 month LIBOR versus 1.40% fixed, CSI	03/18/2013	N/A	127	(56)
Put Swaption, 3 month LIBOR versus 1.40% fixed, CSI	03/18/2013	N/A	84	(37)
Put Swaption, 3 month LIBOR versus 1.55% fixed, CIT	08/13/2012	N/A	242	(1)
Put Swaption, 3 month LIBOR versus 1.55% fixed, CSI	08/13/2012	N/A	450	(2)
Put Swaption, 3 month LIBOR versus 1.55% fixed, DUB	08/13/2012	N/A	2,553	(9)
Put Swaption, 3 month LIBOR versus 1.55% fixed, MSC	08/13/2012	N/A	217	(1)
Put Swaption, 3 month LIBOR versus 1.70% fixed, CIT	08/13/2012	N/A	899	(1)
Put Swaption, 3 month LIBOR versus 1.70% fixed, DUB	08/13/2012	N/A	1,060	(1)
Put Swaption, 3 month LIBOR versus 1.70% fixed, DUB	08/13/2012	N/A	176	—
Put Swaption, 3 month LIBOR versus 1.70% fixed, JPM	08/13/2012	N/A	1,419	(1)
Put Swaption, 3 month LIBOR versus 10.00% fixed, MSC	07/10/2012	N/A	133	—
Put Swaption, 3 month LIBOR versus 2.00% fixed, DUB	03/18/2013	N/A	195	(38)
Put Swaption, 3 month LIBOR versus 2.25% fixed, BOA	09/24/2012	N/A	849	—
Put Swaption, 3 month LIBOR versus 2.25% fixed, BOA	09/24/2012	N/A	41	—
Put Swaption, 3 month LIBOR versus 2.25% fixed, BOA	09/24/2012	N/A	739	—
Put Swaption, 3 month LIBOR versus 2.25% fixed, BOA	05/28/2013	N/A	501	(21)
			12,189	$(572)

See accompanying Notes to Financial Statements.

	Expiration Date	Exercise Price	Contracts	Value

Options on Securities
JNL/BlackRock Global Allocation Fund
Activision Blizzard Inc. Call Option	01/19/2013	125.00	272	$(20)
Alcoa Inc. Call Option	01/19/2013	10.00	633	(27)
Apple Inc. Call Option	01/19/2013	450.00	40	(581)
ConocoPhillips Put Option	01/19/2013	55.00	435	(61)
Consol Energy Inc. Call Option	10/20/2012	35.00	916	(78)
Consol Energy Inc. Put Option	10/20/2012	24.00	916	(85)
Dell Inc. Call Option	01/19/2013	15.00	88	(3)
EMC Corp. Call Option	01/19/2013	25.00	146	(36)
Goldcorp Inc. Call Option	10/20/2012	48.00	123	(4)
Goldcorp Inc. Put Option	10/20/2012	36.00	123	(30)
HCA Holdings, Inc. Call Option	09/22/2012	30.00	178	(46)
Intel Corp. Put Option	07/21/2012	25.00	248	(5)
International Business Machines Corp. Call Option	01/19/2013	200.00	52	(45)
Mattel Inc. Call Option	01/19/2013	35.00	78	(8)
Mattel Inc. Call Option, MSC	01/18/2013	33.00	4,200	(8)
Mattel Inc. Put Option	01/19/2013	25.00	332	(15)
Mead Johnson Nutrition Co. Call Option	01/18/2013	100.00	22,685	(20)
Mead Johnson Nutrition Co. Put Option	01/17/2014	60.00	22,685	(100)
Scandisk Corp Call Option	07/21/2012	40.00	118	(5)
SPRD Gold Trust Call Option	07/21/2012	172.00	436	(4)
SPRD Gold Trust Call Option	08/18/2012	175.00	180	(5)
Universal Health Services, Inc. Call Option	10/20/2012	45.00	135	(30)
Valeant Pharmaceuticals International Inc. Call Option	01/19/2013	50.00	24	(9)
Vertex Pharmaceuticals Inc. Call Option	07/21/2012	35.00	137	(271)
Vertex Pharmaceuticals Inc. Call Option	01/19/2013	40.00	123	(219)
Whiting Petroleum Corp. Call Option	01/19/2013	52.50	115	(16)
			55,418	$(1,731)
JNL/Ivy Asset Strategy Fund
Baidu Inc. Call Option	09/22/2012	150.00	149	$(8)
Baidu Inc. Put Option	09/22/2012	120.00	149	(173)
BHP Billiton ltd. Put Option, MSC	11/17/2012	55.00	107	(22)
Caterpillar Inc. Put Option, GSC	08/18/2012	92.50	180	(164)
Caterpillar Inc. Put Option, MSC	08/18/2012	90.00	178	(129)
Cisco Systems Inc. Put Option	10/20/2012	16.00	3,513	(228)
Cisco Systems Inc. Put Option, DUB	10/20/2012	16.00	3,525	(229)
Compagnie Financiere Richemont SA Put Option, DUB	07/20/2012	52.00	293	(50)
Exxon Mobil Corp. Put Option	07/21/2012	75.00	295	(2)
Exxon Mobil Corp. Put Option	07/21/2012	80.00	471	(8)
Freeport-McMoRan Copper & Gold Inc. Put Option	11/17/2012	28.00	586	(71)
Intel Corp. Put Option	07/21/2012	26.00	649	(27)
NETS (ETF) DAX Index Put Option	08/18/2012	5,550.00	113	(18)
Rio Tinto Plc Put Option, DUB	10/20/2012	47.50	178	(76)
Rio Tinto Plc Put Option, GSC	10/20/2012	40.00	176	(29)
			10,562	$(1,234)

See accompanying Notes to Financial Statements.

Summary of Written Options

	Contracts	Premiums
JNL/BlackRock Global Allocation Fund
Options outstanding at December 31, 2011	(105,701,341)	$(1,639)
Options written during the period	(24,486,919)	(5,848)
Options closed during the period	349,896	3,367
Options exercised during the period	870	56
Options expired during the period	236,051	485
Options outstanding at June 30, 2012	(129,574,443)	$(3,579)

JNL/Franklin Templeton Mutual Shares Fund
Options outstanding at December 31, 2011	(16)	$(32)
Options written during the period	(34)	(4)
Options closed during the period	16	32
Options exercised during the period	—	—
Options expired during the period	34	4
Options outstanding at June 30, 2012	—	$—

JNL/Ivy Asset Strategy Fund
Options outstanding at December 31, 2011	(117,605,171)	$(4,256)
Options written during the period	(6,292,050,065)	(17,611)
Options closed during the period	3,092,018,680	9,307
Options exercised during the period	5,118	376
Options expired during the period	3,317,614,643	5,112
Options outstanding at June 30, 2012	(16,795)	$(7,072)

JNL/PIMCO Real Return Fund
Options outstanding at December 31, 2011	(3,576)	$(1,785)
Options written during the period	(3,622)	(4,760)
Options closed during the period	1,971	1,448
Options exercised during the period	—	—
Options expired during the period	91	43
Options outstanding at June 30, 2012	(5,136)	$(5,054)

JNL/PIMCO Total Return Bond Fund
Options outstanding at December 31, 2011	(11,220)	$(8,039)
Options written during the period	(7,069)	(4,613)
Options closed during the period	2,598	1,219
Options exercised during the period	—	—
Options expired during the period	3,401	3,208
Options outstanding at June 30, 2012	(12,290)	$(8,225)

Schedule of Exchange Traded Purchased Options

	Expiration Date	Exercise Price		Contracts	Unrealized Depreciation

Exchange Traded Options on Futures
JNL/Mellon Capital Management Global Alpha Fund
Euro-Bund Call Option	08/24/2012	EUR	120.00	441	$(1,198)

See accompanying Notes to Financial Statements.

Schedule of Open Futures Contracts

	Expiration	Contracts Long / (Short)	Unrealized Appreciation / (Depreciation)
JNL/AQR Managed Futures Strategy Fund
3-Month Euro Euribor Interest Rate Future	December 2012	323	$92
3-Month Euro Euribor Interest Rate Future	March 2013	283	104
3-Month Euro Euribor Interest Rate Future	June 2013	265	117
3-Month Euro Euribor Interest Rate Future	September 2013	259	135
3-Month Euro Euribor Interest Rate Future	December 2013	245	127
3-Month Euro Euribor Interest Rate Future	March 2014	237	150
3-Month Euro Euribor Interest Rate Future	June 2014	231	(37)
3-Month Euro Swiss Franc Interest Rate Future	December 2012	70	(31)
3-Month Sterling Interest Rate Future	December 2012	171	(22)
3-Month Sterling Interest Rate Future	March 2013	217	27
3-Month Sterling Interest Rate Future	June 2013	294	87
3-Month Sterling Interest Rate Future	September 2013	369	167
3-Month Sterling Interest Rate Future	December 2013	375	188
3-Month Sterling Interest Rate Future	March 2014	363	177
3-Month Sterling Interest Rate Future	June 2014	346	81
90-Day Eurodollar Future	December 2012	130	(1)
90-Day Eurodollar Future	March 2013	72	—
90-Day Eurodollar Future	June 2013	88	(1)
90-Day Eurodollar Future	September 2013	142	3
90-Day Eurodollar Future	December 2013	239	19
90-Day Eurodollar Future	March 2014	332	44
90-Day Eurodollar Future	June 2014	349	31
Amsterdam Exchange Index Future	July 2012	(89)	(363)
ASX SPI 200 Index Future	September 2012	(94)	49
Australia Commonwealth Treasury Bond Future, 10-Year	September 2012	43	(25)
Australia Commonwealth Treasury Bond Future, 3-Year	September 2012	161	(70)
CAC 40 Euro Future	July 2012	(213)	(391)
Canadian Bank Acceptance Future	December 2012	66	2
Canadian Bank Acceptance Future	March 2013	107	(12)
Canadian Government Bond Future, 10-Year	September 2012	89	109
DAX Index Future	September 2012	(55)	(350)
DJIA E-Mini Index Future	September 2012	8	10
Euro-Bobl Future	September 2012	107	(190)
Euro-Bund Future	September 2012	53	(244)
Euro-Buxl Bond Future, 30-Year	September 2012	23	(212)
FTSE 100 Index Future	September 2012	(59)	(105)
FTSE/JSE Top 40 Index Future	September 2012	148	(184)
FTSE/MIB Index Future	September 2012	(60)	(501)
Hang Seng China Enterprises Index Future	July 2012	(115)	(72)
Hang Seng Index Future	July 2012	(57)	(162)
IBEX 35 Index Future	July 2012	(62)	(404)
Japanese Government Bond Future, 10-Year	September 2012	45	166
KOSPI 200 Index Future	September 2012	(71)	69
MSCI Singapore Index Future	July 2012	(78)	(92)
MSCI Taiwan Index	July 2012	(370)	(312)
NASDAQ 100 E-Mini Index Future	September 2012	9	8
Russell 2000 Mini Index Future	September 2012	(51)	(200)
S&P 500 E-Mini Index Future	September 2012	(18)	(39)
3-Month Euro Swiss Franc Interest Rate Future	March 2013	140	(44)
S&P MidCap 400 E-Mini Index Future	September 2012	(67)	(186)
S&P/TSX 60 Index Future	September 2012	(84)	(225)
SGX Nifty Index Future	July 2012	(446)	(134)
TOPIX Future	September 2012	(73)	(566)
U.K. Long Gilt Future	September 2012	54	45
U.S. Treasury Bond Future, 20-Year	September 2012	49	33
U.S. Treasury Note Future, 10-Year	September 2012	174	82
U.S. Treasury Note Future, 5-Year	September 2012	467	25
			$(3,028)
JNL/BlackRock Global Allocation Fund
ASX SPI 200 Index Future	September 2012	2	$(1)
CAC 40 Euro Future	September 2012	—	—
DAX Index Future	September 2012	(36)	(86)
FTSE 100 Index Future	September 2012	5	5
Hang Seng Index Future	July 2012	5	17
MSCI Singapore Index Future	July 2012	8	13
MSCI Taiwan Index	July 2012	148	125
S&P 500 E-Mini Index Future	September 2012	63	128
S&P/TSX 60 Index Future	September 2012	16	20
Yen Denominated Nikkei 225 Future	September 2012	11	27
			$248
JNL/Goldman Sachs Core Plus Bond Fund
90-Day Eurodollar Future	March 2014	196	$93
90-Day Eurodollar Future	September 2014	367	383
90-Day Eurodollar Future	March 2015	(196)	(224)
90-Day Eurodollar Future	September 2015	(367)	(672)
Euro-Bobl Future	September 2012	47	17
Euro-Bund Future	September 2012	101	(300)
Euro-Schatz Future	September 2012	(24)	7
Italian Government Bond Future, 10-Year	September 2012	(51)	(118)
Japanese Government Bond Future, 10-Year	September 2012	(30)	(28)
U.K. Long Gilt Future	September 2012	6	5
U.S. Treasury Bond Future, 20-Year	September 2012	162	(26)
U.S. Treasury Note Future, 10-Year	September 2012	489	(278)
U.S. Treasury Note Future, 2-Year	September 2012	453	(93)
U.S. Treasury Note Future, 5-Year	September 2012	848	30
Ultra Long Term U.S. Treasury Bond Future, 30-Year	September 2012	334	295
			$(909)
JNL/Goldman Sachs Emerging Markets Debt Fund
Ultra Long Term U.S. Treasury Bond Future, 30-Year	September 2012	(11)	$(12)

See accompanying Notes to Financial Statements.

	Expiration	Contracts Long / (Short)	Unrealized Appreciation / (Depreciation)
JNL/Mellon Capital Management Emerging Markets Index Fund
MSCI Mini Emerging Markets Index Future	September 2012	81	$176

JNL/Mellon Capital Management S&P 500 Index Fund
S&P 500 E-Mini Index Future	September 2012	632	$1,307

JNL/Mellon Capital Management S&P 400 Mid Cap Index Fund
S&P MidCap 400 E-Mini Index Future	September 2012	293	$814

JNL/Mellon Capital Management Small Cap Index Fund
Russell 2000 Mini Index Future	September 2012	369	$996

JNL/Mellon Capital Management International Index Fund
ASX SPI 200 Index Future	September 2012	22	$(3)
Euro Stoxx 50 Future	September 2012	306	374
FTSE 100 Index Future	September 2012	78	123
TOPIX Future	September 2012	58	407
			$901
JNL/Mellon Capital Management Global Alpha Fund
Amsterdam Exchange Index Future	July 2012	600	$2,314
ASX SPI 200 Index Future	September 2012	396	(121)
Australia Commonwealth Treasury Bond Future, 10-Year	September 2012	(276)	(87)
CAC 40 Euro Future	July 2012	606	1,053
Canadian Government Bond Future, 10-Year	September 2012	(466)	(537)
DAX Index Future	September 2012	159	1,192
Euro-Bund Future	September 2012	203	(246)
FTSE 100 Index Future	September 2012	(375)	(668)
FTSE/MIB Index Future	September 2012	2	20
Hang Seng Index Future	July 2012	(296)	(959)
Japanese Government Bond Future, 10-Year	September 2012	630	306
S&P 500 E-Mini Index Future	September 2012	(424)	(646)
S&P/TSX 60 Index Future	September 2012	82	195
TOPIX Future	September 2012	(600)	(5,577)
U.K. Long Guilt Future	September 2012	(722)	(630)
U.S. Treasury Note Future, 10-Year	September 2012	(161)	4
			$(4,387)
JNL/Neuberger Berman Strategic Income Fund
Australian Dollar Future	September 2012	(1)	$(5)
Canadian Bank Acceptance Future	December 2013	3	—
Canadian Dollar Future	September 2012	(1)	(2)
New Zealand Dollar Future	September 2012	(3)	(15)
U.S. Treasury Bond Future, 20-Year	September 2012	(1)	1
U.S. Treasury Note Future, 10-Year	September 2012	(10)	(1)
U.S. Treasury Note Future, 2-Year	September 2012	(2)	—
U.S. Treasury Note Future, 5-Year	September 2012	(5)	—
			$(22)
JNL/PIMCO Real Return Fund
90-Day Eurodollar Future	March 2015	392	$687
90-Day Eurodollar Future	June 2015	131	250
Euro-Bund Future	September 2012	(32)	169
			$1,106
JNL/PIMCO Total Return Bond Fund
90-Day Eurodollar Future	March 2015	824	$233
90-Day Eurodollar Future	June 2015	503	116
90-Day Eurodollar Future	September 2015	111	68
Euro-Bund Future	September 2012	(24)	10
			$427

JNL/T.Rowe Price Short-Term Bond Fund
U.S. Treasury Note Future, 10-Year	September 2012	(165)	$226
U.S. Treasury Note Future, 2-Year	September 2012	315	(89)
			$137

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Notes to Schedules of Investments (in thousands)

June 30, 2012

Schedule of Open Forward Foreign Currency Contracts

Purchased/ Sold	Settlement Date	Counter- Party	Notional Amount		Value	Unrealized Gain/(Loss)

JNL/AQR Managed Futures Strategy Fund

AUD/USD	09/19/2012	RBS	AUD	256	$260	$15
AUD/USD	09/19/2012	RBS	AUD	5,204	5,287	161
AUD/USD	09/19/2012	RBS	AUD	4,724	4,800	182
AUD/USD	09/19/2012	RBS	AUD	2,106	2,140	55
AUD/USD	09/19/2012	RBS	AUD	925	940	32
AUD/USD	09/19/2012	RBS	AUD	882	896	10
AUD/USD	09/19/2012	RBS	AUD	7,545	7,666	39
AUD/USD	09/19/2012	RBS	AUD	10,433	10,600	76
AUD/USD	09/19/2012	RBS	AUD	4,308	4,377	94
AUD/USD	09/19/2012	RBS	AUD	1,826	1,855	39
AUD/USD	09/19/2012	RBS	AUD	1,360	1,382	16
AUD/USD	09/19/2012	RBS	AUD	3,417	3,472	17
CAD/USD	09/19/2012	RBS	CAD	3,072	3,012	8
CAD/USD	09/19/2012	RBS	CAD	4,755	4,662	51
CAD/USD	09/19/2012	RBS	CAD	500	491	4
CAD/USD	09/19/2012	RBS	CAD	251	246	2
CAD/USD	09/19/2012	RBS	CAD	1,005	986	5
CLP/USD	09/20/2012	RBS	CLP	20,000	40	1
COP/USD	09/19/2012	RBS	COP	3,400,000	1,883	(3)
CZK/USD	09/19/2012	RBS	CZK	3,000	149	5
CZK/USD	09/19/2012	RBS	CZK	1,000	50	—
CZK/USD	09/19/2012	RBS	CZK	3,000	149	1
EUR/USD	09/19/2012	RBS	EUR	11,860	15,021	244
EUR/USD	09/19/2012	RBS	EUR	6,736	8,531	105
EUR/USD	09/19/2012	RBS	EUR	3,477	4,404	34
EUR/USD	09/19/2012	RBS	EUR	3,570	4,522	57
EUR/USD	09/19/2012	RBS	EUR	18,917	23,958	236
EUR/USD	09/19/2012	RBS	EUR	19,387	24,553	321
GBP/USD	09/19/2012	RBS	GBP	19,791	30,990	380
GBP/USD	09/19/2012	RBS	GBP	70	110	1
GBP/USD	09/19/2012	RBS	GBP	300	470	4
GBP/USD	09/19/2012	RBS	GBP	1,794	2,809	(5)
GBP/USD	09/19/2012	RBS	GBP	3,429	5,370	(23)
GBP/USD	09/19/2012	RBS	GBP	4,232	6,627	(8)
GBP/USD	09/19/2012	RBS	GBP	2,320	3,633	15
HUF/USD	09/19/2012	RBS	HUF	10,000	44	1
ILS/USD	09/19/2012	RBS	ILS	200	51	(1)
INR/USD	09/20/2012	RBS	INR	17,000	300	(1)
INR/USD	09/20/2012	RBS	INR	8,000	141	—
INR/USD	09/20/2012	RBS	INR	44,000	776	(6)
INR/USD	09/20/2012	RBS	INR	53,000	934	23
JPY/USD	09/19/2012	RBS	JPY	504,294	6,316	(94)
JPY/USD	09/19/2012	RBS	JPY	280,700	3,516	(67)
JPY/USD	09/19/2012	RBS	JPY	54,794	687	(14)
JPY/USD	09/19/2012	RBS	JPY	9,731,066	121,872	(1,259)
JPY/USD	09/19/2012	RBS	JPY	3,778	48	—
JPY/USD	09/19/2012	RBS	JPY	238,326	2,985	(15)
JPY/USD	09/19/2012	RBS	JPY	354,948	4,446	(30)
JPY/USD	09/19/2012	RBS	JPY	489,878	6,135	(79)
JPY/USD	09/19/2012	RBS	JPY	555,935	6,963	(91)
JPY/USD	09/19/2012	RBS	JPY	7,979	100	(1)
KRW/USD	09/19/2012	RBS	KRW	100,000	87	1
KRW/USD	09/19/2012	RBS	KRW	1,200,000	1,043	4
KRW/USD	09/19/2012	RBS	KRW	900,000	782	8
KRW/USD	09/19/2012	RBS	KRW	100,000	87	1
KRW/USD	09/19/2012	RBS	KRW	1,600,000	1,390	15
MXN/USD	09/19/2012	RBS	MXN	2,000	149	10
MXN/USD	09/19/2012	RBS	MXN	4,000	298	22
MXN/USD	09/19/2012	RBS	MXN	20,000	1,488	94
MXN/USD	09/19/2012	RBS	MXN	6,000	447	26
MXN/USD	09/19/2012	RBS	MXN	3,000	223	10
MXN/USD	09/19/2012	RBS	MXN	8,000	595	14
NOK/USD	09/19/2012	RBS	NOK	6,348	1,064	23
NOK/USD	09/19/2012	RBS	NOK	2,410	404	6
NOK/USD	09/19/2012	RBS	NOK	26,979	4,522	57
NOK/USD	09/19/2012	RBS	NOK	27,845	4,667	28
NOK/USD	09/19/2012	RBS	NOK	40,641	6,812	2
NOK/USD	09/19/2012	RBS	NOK	33,966	5,693	15
NOK/USD	09/19/2012	RBS	NOK	20,682	3,467	(6)
NOK/USD	09/19/2012	RBS	NOK	29,250	4,903	(25)
NOK/USD	09/19/2012	RBS	NOK	17,302	2,900	14
NOK/USD	09/19/2012	RBS	NOK	9,758	1,636	9
NZD/USD	09/19/2012	RBS	NZD	5,113	4,071	192
NZD/USD	09/19/2012	RBS	NZD	1,511	1,203	37
NZD/USD	09/19/2012	RBS	NZD	5,368	4,274	152
NZD/USD	09/19/2012	RBS	NZD	9,161	7,294	208
NZD/USD	09/19/2012	RBS	NZD	7,351	5,853	179
NZD/USD	09/19/2012	RBS	NZD	5,729	4,562	99
NZD/USD	09/19/2012	RBS	NZD	11,869	9,450	93
NZD/USD	09/19/2012	RBS	NZD	2,878	2,292	16
NZD/USD	09/19/2012	RBS	NZD	2,121	1,689	4
NZD/USD	09/19/2012	RBS	NZD	3,366	2,680	50
NZD/USD	09/19/2012	RBS	NZD	1,540	1,226	17
PHP/USD	09/19/2012	RBS	PHP	60,000	1,416	5
PHP/USD	09/19/2012	RBS	PHP	83,000	1,959	6
PHP/USD	09/19/2012	RBS	PHP	23,000	543	(1)
PHP/USD	09/19/2012	RBS	PHP	17,000	401	—
PHP/USD	09/19/2012	RBS	PHP	57,000	1,345	8
PHP/USD	09/19/2012	RBS	PHP	5,000	118	1
PHP/USD	09/19/2012	RBS	PHP	6,000	142	—
PLN/USD	09/19/2012	RBS	PLN	1,600	476	11
PLN/USD	09/19/2012	RBS	PLN	1,200	357	11
PLN/USD	09/19/2012	RBS	PLN	800	238	5
PLN/USD	09/19/2012	RBS	PLN	1,300	387	6
PLN/USD	09/19/2012	RBS	PLN	3,300	981	1
PLN/USD	09/19/2012	RBS	PLN	1,700	506	4
PLN/USD	09/19/2012	RBS	PLN	3,000	892	17
SEK/USD	09/19/2012	RBS	SEK	9,708	1,400	63
SEK/USD	09/19/2012	RBS	SEK	13,572	1,957	102
SEK/USD	09/19/2012	RBS	SEK	26,229	3,781	140
SEK/USD	09/19/2012	RBS	SEK	23,087	3,328	128
SEK/USD	09/19/2012	RBS	SEK	11,908	1,717	63
SEK/USD	09/19/2012	RBS	SEK	53,812	7,757	290
SEK/USD	09/19/2012	RBS	SEK	32,895	4,742	90
SEK/USD	09/19/2012	RBS	SEK	63,651	9,175	218
SEK/USD	09/19/2012	RBS	SEK	56,927	8,206	181
SEK/USD	09/19/2012	RBS	SEK	50,597	7,294	120
SEK/USD	09/19/2012	RBS	SEK	62,290	8,979	122
SEK/USD	09/19/2012	RBS	SEK	33,888	4,885	61
SEK/USD	09/19/2012	RBS	SEK	4,724	681	6
SEK/USD	09/19/2012	RBS	SEK	4,239	611	5
SEK/USD	09/19/2012	RBS	SEK	2,218	320	5
SGD/USD	09/19/2012	RBS	SGD	500	395	2
SGD/USD	09/19/2012	RBS	SGD	1,000	790	1
SGD/USD	09/19/2012	RBS	SGD	1,500	1,185	2
SGD/USD	09/19/2012	RBS	SGD	1,400	1,106	10
SGD/USD	09/19/2012	RBS	SGD	800	632	4
SGD/USD	09/19/2012	RBS	SGD	600	474	5
TRY/USD	09/19/2012	RBS	TRY	700	381	7
TRY/USD	09/19/2012	RBS	TRY	1,100	598	6
TRY/USD	09/19/2012	RBS	TRY	1,400	762	12
TRY/USD	09/19/2012	RBS	TRY	4,200	2,284	35

See accompanying Notes to Financial Statements.

Purchased/ Sold	Settlement Date	Counter- Party	Notional Amount		Value	Unrealized Gain/(Loss)

JNL/AQR Managed Futures Strategy Fund (continued)

TRY/USD	09/19/2012	RBS	TRY	700	$381	$5
TRY/USD	09/19/2012	RBS	TRY	500	272	3
TRY/USD	09/19/2012	RBS	TRY	1,000	544	3
TRY/USD	09/19/2012	RBS	TRY	1,900	1,033	—
TRY/USD	09/19/2012	RBS	TRY	1,000	544	(3)
TRY/USD	09/19/2012	RBS	TRY	1,300	707	(3)
TRY/USD	09/19/2012	RBS	TRY	3,400	1,849	(2)
TWD/USD	09/19/2012	RBS	TWD	23,000	771	—
USD/AUD	09/19/2012	RBS	AUD	(4,955)	(5,034)	(241)
USD/AUD	09/19/2012	RBS	AUD	(22,301)	(22,657)	(879)
USD/AUD	09/19/2012	RBS	AUD	(810)	(823)	(18)
USD/AUD	09/19/2012	RBS	AUD	(81)	(82)	(2)
USD/BRL	09/19/2012	RBS	BRL	(13,100)	(6,428)	(97)
USD/CAD	09/19/2012	RBS	CAD	(338)	(331)	(3)
USD/CAD	09/19/2012	RBS	CAD	(658)	(645)	(14)
USD/CAD	09/19/2012	RBS	CAD	(1,056)	(1,035)	(15)
USD/CAD	09/19/2012	RBS	CAD	(15,937)	(15,626)	(92)
USD/CAD	09/19/2012	RBS	CAD	(1,167)	(1,144)	(12)
USD/CAD	09/19/2012	RBS	CAD	(296)	(290)	(3)
USD/CAD	09/19/2012	RBS	CAD	(3,372)	(3,306)	(20)
USD/CAD	09/19/2012	RBS	CAD	(2,125)	(2,083)	(11)
USD/CLP	09/20/2012	RBS	CLP	(40,000)	(79)	(3)
USD/CLP	09/20/2012	RBS	CLP	(40,000)	(79)	(3)
USD/CLP	09/20/2012	RBS	CLP	(100,000)	(197)	(4)
USD/CLP	09/20/2012	RBS	CLP	(80,000)	(158)	(1)
USD/CLP	09/20/2012	RBS	CLP	(20,000)	(39)	—
USD/CLP	09/20/2012	RBS	CLP	(80,000)	(158)	(1)
USD/CZK	09/19/2012	RBS	CZK	(168,029)	(8,331)	(47)
USD/EUR	09/19/2012	RBS	EUR	(6,089)	(7,711)	(157)
USD/EUR	09/19/2012	RBS	EUR	(3,875)	(4,907)	(120)
USD/EUR	09/19/2012	RBS	EUR	(5,258)	(6,659)	(13)
USD/EUR	09/19/2012	RBS	EUR	(14,432)	(18,277)	(220)
USD/EUR	09/19/2012	RBS	EUR	(21,703)	(27,486)	(316)
USD/EUR	09/19/2012	RBS	EUR	(79,511)	(100,698)	(1,187)
USD/EUR	09/19/2012	RBS	EUR	(17,785)	(22,524)	(148)
USD/EUR	09/19/2012	RBS	EUR	(17,235)	(21,827)	(55)
USD/EUR	09/19/2012	RBS	EUR	(27,543)	(34,882)	(122)
USD/EUR	09/19/2012	RBS	EUR	(16,372)	(20,734)	41
USD/EUR	09/19/2012	RBS	EUR	(17,770)	(22,505)	35
USD/EUR	09/19/2012	RBS	EUR	(3,824)	(4,843)	(58)
USD/EUR	09/19/2012	RBS	EUR	(1,277)	(1,617)	(19)
USD/EUR	09/19/2012	RBS	EUR	(1,384)	(1,753)	(22)
USD/EUR	09/19/2012	RBS	EUR	(1,749)	(2,215)	(10)
USD/GBP	09/19/2012	RBS	GBP	(1,707)	(2,673)	(33)
USD/GBP	09/19/2012	RBS	GBP	(1,499)	(2,347)	(49)
USD/GBP	09/19/2012	RBS	GBP	(6,223)	(9,744)	(179)
USD/GBP	09/19/2012	RBS	GBP	(3,780)	(5,919)	(84)
USD/GBP	09/19/2012	RBS	GBP	(1,517)	(2,375)	(32)
USD/GBP	09/19/2012	RBS	GBP	(870)	(1,362)	(19)
USD/GBP	09/19/2012	RBS	GBP	(974)	(1,525)	(11)
USD/GBP	09/19/2012	RBS	GBP	(464)	(726)	(7)
USD/GBP	09/19/2012	RBS	GBP	(980)	(1,534)	(7)
USD/GBP	09/19/2012	RBS	GBP	(1,426)	(2,233)	(5)
USD/HUF	09/19/2012	RBS	HUF	(160,000)	(700)	(49)
USD/IDR	09/19/2012	RBS	IDR	(11,000,000)	(1,158)	(9)
USD/IDR	09/19/2012	RBS	IDR	(10,700,000)	(1,127)	(25)
USD/IDR	09/19/2012	RBS	IDR	(6,800,000)	(716)	(13)
USD/ILS	09/19/2012	RBS	ILS	(30,600)	(7,803)	75
USD/INR	09/20/2012	RBS	INR	(593,000)	(10,450)	39
USD/INR	09/20/2012	RBS	INR	(2,000)	(35)	—
USD/INR	09/20/2012	RBS	INR	(34,000)	(599)	(2)
USD/INR	09/20/2012	RBS	INR	(17,000)	(299)	—
USD/INR	09/20/2012	RBS	INR	(76,000)	(1,339)	(4)
USD/INR	09/20/2012	RBS	INR	(23,000)	(405)	(2)
USD/INR	09/20/2012	RBS	INR	(32,000)	(564)	(7)
USD/INR	09/20/2012	RBS	INR	(105,000)	(1,850)	(39)
USD/JPY	09/19/2012	RBS	JPY	(119,167)	(1,492)	11
USD/JPY	09/19/2012	RBS	JPY	(769,551)	(9,638)	75
USD/JPY	09/19/2012	RBS	JPY	(114,940)	(1,439)	6
USD/JPY	09/19/2012	RBS	JPY	(2,150,408)	(26,931)	(162)
USD/JPY	09/19/2012	RBS	JPY	(472,759)	(5,921)	(11)
USD/JPY	09/19/2012	RBS	JPY	(416,029)	(5,210)	23
USD/JPY	09/19/2012	RBS	JPY	(160,277)	(2,007)	12
USD/JPY	09/19/2012	RBS	JPY	(211,477)	(2,648)	8
USD/KRW	09/19/2012	RBS	KRW	(400,000)	(347)	(11)
USD/KRW	09/19/2012	RBS	KRW	(700,000)	(608)	(20)
USD/KRW	09/19/2012	RBS	KRW	(900,000)	(781)	(24)
USD/KRW	09/19/2012	RBS	KRW	(200,000)	(173)	(5)
USD/KRW	09/19/2012	RBS	KRW	(400,000)	(347)	(7)
USD/KRW	09/19/2012	RBS	KRW	(10,460,000)	(9,085)	(221)
USD/MXN	09/19/2012	RBS	MXN	(96,000)	(7,141)	(372)
USD/MXN	09/19/2012	RBS	MXN	(2,000)	(148)	(7)
USD/MXN	09/19/2012	RBS	MXN	(5,000)	(372)	(18)
USD/MXN	09/19/2012	RBS	MXN	(4,000)	(297)	(13)
USD/MXN	09/19/2012	RBS	MXN	(2,000)	(149)	(6)
USD/MXN	09/19/2012	RBS	MXN	(9,000)	(669)	(24)
USD/MXN	09/19/2012	RBS	MXN	(9,000)	(669)	(25)
USD/MYR	09/19/2012	RBS	MYR	(1,200)	(376)	(1)
USD/MYR	09/19/2012	RBS	MYR	(100)	(31)	—
USD/MYR	09/19/2012	RBS	MYR	(14,200)	(4,450)	(12)
USD/MYR	09/19/2012	RBS	MYR	(200)	(62)	—
USD/MYR	09/19/2012	RBS	MYR	(400)	(125)	—
USD/MYR	09/19/2012	RBS	MYR	(800)	(250)	—
USD/MYR	09/19/2012	RBS	MYR	(200)	(62)	—
USD/MYR	09/19/2012	RBS	MYR	(200)	(62)	—
USD/MYR	09/19/2012	RBS	MYR	(700)	(219)	—
USD/MYR	09/19/2012	RBS	MYR	(4,000)	(1,253)	(5)
USD/MYR	09/19/2012	RBS	MYR	(300)	(94)	(1)
USD/NOK	09/19/2012	RBS	NOK	(8,238)	(1,381)	(32)
USD/NOK	09/19/2012	RBS	NOK	(2,594)	(435)	(9)
USD/NOK	09/19/2012	RBS	NOK	(140,209)	(23,500)	(432)
USD/NOK	09/19/2012	RBS	NOK	(413)	(69)	(1)
USD/NOK	09/19/2012	RBS	NOK	(6,413)	(1,075)	(15)
USD/NOK	09/19/2012	RBS	NOK	(13,166)	(2,206)	(15)
USD/NZD	09/19/2012	RBS	NZD	(44,291)	(35,263)	(1,759)
USD/PHP	09/19/2012	RBS	PHP	(8,000)	(188)	(6)
USD/PHP	09/19/2012	RBS	PHP	(14,000)	(330)	(7)
USD/PLN	09/19/2012	RBS	PLN	(31,100)	(9,246)	(309)
USD/RUB	09/19/2012	RBS	RUB	(14,000)	(426)	(10)
USD/RUB	09/19/2012	RBS	RUB	(37,000)	(1,126)	3
USD/RUB	09/19/2012	RBS	RUB	(4,000)	(121)	(1)
USD/RUB	09/19/2012	RBS	RUB	(7,000)	(213)	(4)
USD/RUB	09/19/2012	RBS	RUB	(9,000)	(274)	(2)
USD/RUB	09/19/2012	RBS	RUB	(27,000)	(822)	(6)
USD/RUB	09/19/2012	RBS	RUB	(7,000)	(213)	(1)
USD/RUB	09/19/2012	RBS	RUB	(4,000)	(121)	(2)
USD/RUB	09/19/2012	RBS	RUB	(26,000)	(791)	(21)
USD/SEK	09/19/2012	RBS	SEK	(414,708)	(59,779)	(2,044)
USD/SGD	09/19/2012	RBS	SGD	(1,200)	(947)	(11)
USD/SGD	09/19/2012	RBS	SGD	(19,800)	(15,632)	(112)
USD/SGD	09/19/2012	RBS	SGD	(100)	(79)	(1)
USD/SGD	09/19/2012	RBS	SGD	(400)	(316)	(4)

See accompanying Notes to Financial Statements.

Purchased/ Sold	Settlement Date	Counter- Party	Notional Amount		Value	Unrealized Gain/(Loss)

JNL/AQR Managed Futures Strategy Fund (continued)

USD/SGD	09/19/2012	RBS	SGD	(400)	$(316)	$(3)
USD/SGD	09/19/2012	RBS	SGD	(300)	(237)	—
USD/SGD	09/19/2012	RBS	SGD	(1,900)	(1,500)	(12)
USD/SGD	09/19/2012	RBS	SGD	(300)	(237)	(3)
USD/SGD	09/19/2012	RBS	SGD	(2,700)	(2,131)	(21)
USD/TRY	09/19/2012	RBS	TRY	(400)	(217)	—
USD/TWD	09/19/2012	RBS	TWD	(32,000)	(1,071)	3
USD/TWD	09/19/2012	RBS	TWD	(25,000)	(837)	—
USD/TWD	09/19/2012	RBS	TWD	(470,000)	(15,739)	(10)
USD/TWD	09/19/2012	RBS	TWD	(15,000)	(502)	—
USD/TWD	09/19/2012	RBS	TWD	(6,000)	(201)	—
USD/TWD	09/19/2012	RBS	TWD	(9,000)	(301)	—
USD/TWD	09/19/2012	RBS	TWD	(7,000)	(234)	—
USD/TWD	09/19/2012	RBS	TWD	(17,000)	(569)	1
USD/TWD	09/19/2012	RBS	TWD	(33,000)	(1,105)	3
USD/TWD	09/19/2012	RBS	TWD	(9,000)	(301)	1
USD/TWD	09/19/2012	RBS	TWD	(27,000)	(904)	2
USD/TWD	09/19/2012	RBS	TWD	(78,000)	(2,612)	(3)
USD/TWD	09/19/2012	RBS	TWD	(1,000)	(33)	—
USD/ZAR	09/19/2012	RBS	ZAR	(73,800)	(8,922)	(220)
USD/ZAR	09/19/2012	RBS	ZAR	(3,300)	(399)	(14)
ZAR/USD	09/19/2012	RBS	ZAR	2,200	266	2
					$(182,149)	$(6,517)

JNL/BlackRock Global Allocation Fund

CHF/EUR	07/20/2012		EUR	(1,304)	$(1,649)	$(1)
CHF/EUR	08/03/2012		EUR	(817)	(1,033)	—
CHF/EUR	08/03/2012		EUR	(2,359)	(2,984)	(1)
EUR/USD	07/19/2012		EUR	3,076	3,895	30
JPY/USD	07/13/2012		JPY	113,733	1,424	(18)
JPY/USD	07/19/2012		JPY	259,357	3,247	(55)
JPY/USD	07/19/2012		JPY	136,697	1,712	(27)
JPY/USD	07/19/2012		JPY	89,408	1,120	(18)
MXN/USD	09/06/2012		MXN	34,957	2,605	92
MXN/USD	10/18/2012		MXN	26,502	1,968	74
SGD/USD	07/13/2012		SGD	1,375	1,087	18
SGD/USD	07/13/2012		SGD	4,626	3,653	60
SGD/USD	08/03/2012		SGD	469	372	3
USD/AUD	07/12/2012		AUD	(285)	(290)	(13)
USD/AUD	07/12/2012		AUD	(3,005)	(3,072)	(133)
USD/AUD	07/26/2012		AUD	(1,717)	(1,752)	(10)
USD/AUD	08/02/2012		AUD	(5,583)	(5,696)	(100)
USD/AUD	08/03/2012		AUD	(3,008)	(3,068)	(49)
USD/AUD	11/15/2012		AUD	(413)	(417)	(1)
USD/AUD	11/15/2012		AUD	(404)	(407)	1
USD/BRL	07/03/2012		BRL	(3,531)	(1,756)	(10)
USD/BRL	07/03/2012		BRL	(1,118)	(555)	(3)
USD/BRL	08/02/2012		BRL	(3,531)	(1,745)	(69)
USD/EUR	07/12/2012		EUR	(1,389)	(1,756)	(24)
USD/EUR	07/12/2012		EUR	(463)	(585)	(7)
USD/EUR	07/12/2012		EUR	(1,035)	(1,308)	(9)
USD/EUR	07/19/2012		EUR	(1,293)	(1,635)	(36)
USD/EUR	07/19/2012		EUR	(1,225)	(1,549)	(42)
USD/EUR	07/19/2012		EUR	(1,225)	(1,549)	(30)
USD/EUR	07/19/2012		EUR	(1,225)	(1,549)	(10)
USD/EUR	07/20/2012		EUR	(640)	(809)	3
USD/EUR	07/20/2012		EUR	(709)	(896)	2
USD/EUR	07/20/2012		EUR	(3,529)	(4,465)	18
USD/EUR	07/20/2012		EUR	(1,499)	(1,895)	4
USD/EUR	07/26/2012		EUR	(630)	(797)	2
USD/EUR	07/26/2012		EUR	(2,325)	(2,941)	(36)
USD/EUR	08/02/2012		EUR	(3,487)	(4,412)	(54)
USD/GBP	07/12/2012		GBP	(1,757)	(2,751)	(4)
USD/GBP	07/20/2012		GBP	(893)	(1,397)	(16)
USD/GBP	07/20/2012		GBP	(1,253)	(1,960)	(24)
USD/GBP	07/26/2012		GBP	(1,187)	(1,857)	10
USD/GBP	07/26/2012		GBP	(2,290)	(3,585)	21
USD/JPY	08/06/2012		JPY	(200,000)	(2,502)	12
USD/JPY	11/09/2012		JPY	(200,000)	(2,506)	12
USD/MXN	07/26/2012		MXN	(5,756)	(429)	5
USD/MXN	07/26/2012		MXN	(11,250)	(840)	10
USD/MXN	07/26/2012		MXN	(14,000)	(1,046)	8
USD/MXN	08/23/2012		MXN	(9,132)	(680)	14
USD/MXN	09/06/2012		MXN	(34,957)	(2,602)	8
USD/MXN	10/18/2012		MXN	(26,502)	(1,965)	41
					$(53,607)	$(352)

JNL/Brookfield Global Infrastructure Fund

USD/CAD	07/18/2012		CAD	(324)	$(295)	$(5)
USD/CAD	07/19/2012		CAD	(184)	(157)	(1)
USD/CAD	07/23/2012		CAD	(867)	(827)	1
					$(1,279)	$(5)

JNL/Capital Guardian Global Balanced Fund

EUR/GBP	07/25/2012	BNY	GBP	(380)	$(593)	$3
EUR/JPY	07/02/2012	BOA	JPY	(141,612)	(1,769)	32
EUR/JPY	07/05/2012	BOA	JPY	(96,959)	(1,211)	21
EUR/JPY	07/25/2012	BNY	JPY	(80,000)	(999)	4
EUR/USD	07/02/2012	BOA	EUR	950	1,204	5
JPY/EUR	07/02/2012	BOA	EUR	(2,375)	(3,003)	(98)
JPY/EUR	07/05/2012	BOA	EUR	(975)	(1,232)	(50)
JPY/EUR	08/02/2012	BOA	EUR	(950)	(1,200)	(30)
JPY/USD	07/06/2012	BOA	JPY	54,419	683	(4)
JPY/USD	07/06/2012	RBS	JPY	36,052	453	(2)
JPY/USD	07/11/2012	BNY	JPY	82,649	1,036	(16)
JPY/USD	07/18/2012	BOA	JPY	142,700	1,788	(14)
JPY/USD	07/25/2012	BNY	JPY	48,164	605	3
JPY/USD	07/25/2012	BOA	JPY	537,809	6,732	30
USD/BRL	07/27/2012	BOA	BRL	(1,124)	(555)	(18)
USD/CAD	07/13/2012	RBS	CAD	(1,083)	(1,061)	(14)
USD/CAD	07/25/2012	RBS	CAD	(875)	(857)	(9)
USD/EUR	07/02/2012	BOA	EUR	(1,900)	(2,402)	(47)
USD/EUR	07/16/2012	BOA	EUR	(1,430)	(1,808)	(21)
USD/EUR	07/16/2012	BNY	EUR	(1,425)	(1,801)	(20)
USD/EUR	07/18/2012	BOA	EUR	(2,000)	(2,529)	(13)
USD/EUR	07/27/2012	JPM	EUR	(200)	(251)	(3)
USD/EUR	08/02/2012	BOA	EUR	(950)	(1,200)	(22)
USD/GBP	07/23/2012	BNY	GBP	(281)	(438)	(2)
USD/HUF	07/13/2012	RBS	HUF	(25,418)	(110)	(6)
USD/JPY	07/06/2012	RBS	JPY	(36,052)	(449)	10
USD/JPY	07/06/2012	BOA	JPY	(54,419)	(679)	15
USD/JPY	07/18/2012	BOA	JPY	(143,118)	(1,789)	9
USD/JPY	07/23/2012	CSI	JPY	(378,432)	(4,733)	43
USD/MXN	07/18/2012	UBS	MXN	(3,039)	(225)	(11)
USD/PLN	07/13/2012	BOA	PLN	(286)	(84)	(3)
USD/PLN	07/13/2012	UBS	PLN	(1,548)	(462)	(19)
USD/TRY	07/23/2012	BOA	TRY	(364)	(198)	(1)
					$(19,137)	$(248)

JNL/Franklin Templeton Global Multisector Bond Fund

AUD/USD	12/17/2012		AUD	12,189	$12,294	$593

See accompanying Notes to Financial Statements.

Purchased/ Sold	Settlement Date	Counter- Party	Notional Amount		Value	Unrealized Gain/(Loss)

JNL/Franklin Templeton Global Multisector Bond Fund (continued)

CLP/USD	12/17/2012		CLP	7,506,474	$14,672	$652
CLP/USD	05/06/2013		CLP	2,285,890	4,413	(129)
EUR/USD	12/17/2012		EUR	4,800	6,088	(186)
IDR/USD	12/17/2012		IDR	113,042,300	11,764	73
INR/USD	12/17/2012		INR	527,153	9,165	(186)
KRW/USD	12/17/2012		KRW	8,201,200	7,096	94
KRW/USD	05/06/2013		KRW	4,162,521	3,587	(44)
MXN/USD	10/11/2012		MXN	91,472	6,793	(131)
MXN/USD	12/05/2012		MXN	84,719	6,261	485
MXN/USD	03/08/2013		MXN	37,669	2,764	(46)
MYR/USD	05/06/2013		MYR	32,395	10,083	(459)
NOK/EUR	12/17/2012		EUR	(8,900)	(11,283)	435
PLN/EUR	12/17/2012		EUR	(8,000)	(10,142)	887
PLN/EUR	05/07/2013		EUR	(8,930)	(11,345)	(70)
PLN/EUR	06/05/2013		EUR	(4,510)	(5,731)	279
SEK/EUR	12/17/2012		EUR	(21,400)	(27,133)	1,297
SEK/EUR	05/06/2013		EUR	(6,492)	(8,247)	143
SGD/USD	09/17/2012		SGD	3,552	2,806	(14)
SGD/USD	12/19/2012		SGD	21,320	16,849	124
SGD/USD	03/11/2013		SGD	3,494	2,764	(11)
SGD/USD	05/06/2013		SGD	5,813	4,601	(121)
USD/EUR	12/17/2012		EUR	(49,840)	(63,194)	1,778
USD/EUR	12/20/2012		EUR	(815)	(1,032)	33
USD/EUR	01/24/2013		EUR	(372)	(471)	11
USD/EUR	03/01/2013		EUR	(391)	(495)	28
USD/EUR	03/07/2013		EUR	(534)	(677)	31
USD/EUR	03/08/2013		EUR	(3,541)	(4,494)	162
USD/EUR	03/11/2013		EUR	(1,285)	(1,630)	58
USD/EUR	03/15/2013		EUR	(448)	(567)	19
USD/EUR	03/19/2013		EUR	(317)	(400)	14
USD/EUR	03/21/2013		EUR	(281)	(356)	16
USD/EUR	03/26/2013		EUR	(643)	(815)	32
USD/EUR	03/28/2013		EUR	(164)	(207)	11
USD/EUR	04/02/2013		EUR	(291)	(367)	20
USD/EUR	04/02/2013		EUR	(232)	(293)	14
USD/EUR	04/05/2013		EUR	(820)	(1,039)	53
USD/EUR	04/11/2013		EUR	(818)	(1,038)	34
USD/EUR	04/16/2013		EUR	(874)	(1,109)	46
USD/EUR	04/19/2013		EUR	(807)	(1,023)	36
USD/EUR	04/23/2013		EUR	(224)	(283)	12
USD/EUR	04/30/2013		EUR	(2,434)	(3,091)	141
USD/EUR	05/21/2013		EUR	(5,730)	(7,280)	59
USD/EUR	06/05/2013		EUR	(6,342)	(8,060)	(165)
USD/EUR	06/06/2013		EUR	(1,689)	(2,146)	(34)
USD/EUR	06/20/2013		EUR	(862)	(1,095)	(5)
USD/EUR	07/03/2013		EUR	(1,985)	(2,523)	7
USD/JPY	09/18/2012		JPY	(906,703)	(11,354)	345
USD/JPY	05/08/2013		JPY	(1,983,808)	(24,951)	(62)
					$(91,871)	$6,359

JNL/Franklin Templeton Mutual Shares Fund

CHF/USD	08/10/2012	DUB	CHF	105	$112	$(6)
CHF/USD	08/10/2012	DUB	CHF	92	98	(4)
CHF/USD	08/10/2012	BOA	CHF	132	140	(5)
CHF/USD	08/10/2012	DUB	CHF	140	149	(5)
CHF/USD	08/10/2012	BOA	CHF	27	29	(1)
CHF/USD	08/10/2012	HSB	CHF	27	29	(1)
CHF/USD	08/10/2012	BCL	CHF	48	51	—
CHF/USD	08/10/2012	DUB	CHF	58	62	1
CHF/USD	08/10/2012	CSI	CHF	44	47	1
CHF/USD	08/10/2012	BOA	CHF	43	47	1
EUR/USD	07/17/2012	DUB	EUR	569	721	(33)
EUR/USD	07/17/2012	BCL	EUR	207	263	(11)
EUR/USD	07/17/2012	BCL	EUR	191	243	(10)
EUR/USD	07/17/2012	BCL	EUR	114	145	(7)
EUR/USD	07/17/2012	BOA	EUR	80	102	(5)
EUR/USD	07/17/2012	DUB	EUR	159	203	(10)
EUR/USD	07/17/2012	HSB	EUR	137	174	(6)
EUR/USD	07/17/2012	DUB	EUR	137	174	(6)
EUR/USD	07/17/2012	DUB	EUR	439	556	(19)
EUR/USD	07/17/2012	BOA	EUR	412	522	(19)
EUR/USD	07/17/2012	DUB	EUR	460	583	(22)
EUR/USD	07/17/2012	BCL	EUR	236	299	(11)
EUR/USD	07/17/2012	DUB	EUR	509	646	(22)
EUR/USD	07/17/2012	SSB	EUR	738	935	(21)
EUR/USD	07/17/2012	DUB	EUR	686	869	(4)
EUR/USD	07/17/2012	DUB	EUR	272	346	(2)
EUR/USD	07/17/2012	DUB	EUR	49	63	1
EUR/USD	07/17/2012	BCL	EUR	53	68	1
EUR/USD	07/17/2012	HSB	EUR	53	68	1
EUR/USD	07/17/2012	HSB	EUR	284	361	7
JPY/USD	10/22/2012	HSB	JPY	4,769	61	1
JPY/USD	10/22/2012	DUB	JPY	5,239	67	—
JPY/USD	10/22/2012	HSB	JPY	4,298	55	—
JPY/USD	10/22/2012	DUB	JPY	2,700	35	—
JPY/USD	10/22/2012	DUB	JPY	2,807	36	—
USD/CHF	08/10/2012	BOA	CHF	(1,602)	(1,689)	69
USD/CHF	08/10/2012	DUB	CHF	(1,661)	(1,751)	72
USD/CHF	08/10/2012	DUB	CHF	(64)	(66)	2
USD/CHF	08/10/2012	DUB	CHF	(43)	(44)	—
USD/CHF	08/10/2012	BOA	CHF	(79)	(82)	—
USD/CHF	08/10/2012	CSI	CHF	(294)	(309)	(2)
USD/EUR	07/17/2012	SSB	EUR	(31,492)	(39,857)	1,421
USD/EUR	07/17/2012	BCL	EUR	(260)	(328)	11
USD/EUR	07/17/2012	HSB	EUR	(130)	(164)	6
USD/EUR	07/17/2012	DUB	EUR	(130)	(164)	6
USD/EUR	07/17/2012	BCL	EUR	(265)	(335)	13
USD/EUR	07/17/2012	BCL	EUR	(581)	(735)	26
USD/EUR	07/17/2012	DUB	EUR	(514)	(649)	25
USD/EUR	07/17/2012	HSB	EUR	(395)	(499)	22
USD/EUR	07/17/2012	DUB	EUR	(117)	(148)	7
USD/EUR	07/17/2012	BCL	EUR	(185)	(233)	10
USD/EUR	07/17/2012	HSB	EUR	(616)	(778)	35
USD/EUR	07/17/2012	DUB	EUR	(109)	(137)	6
USD/EUR	07/17/2012	DUB	EUR	(290)	(366)	12
USD/EUR	07/17/2012	SSB	EUR	(279)	(353)	3
USD/EUR	07/17/2012	HSB	EUR	(244)	(308)	—
USD/EUR	07/17/2012	DUB	EUR	(195)	(246)	—
USD/EUR	07/17/2012	DUB	EUR	(291)	(368)	(1)
USD/EUR	07/17/2012	DUB	EUR	(351)	(444)	(8)
USD/EUR	07/17/2012	SSB	EUR	(202)	(254)	(5)
USD/EUR	07/17/2012	BOA	EUR	(112)	(141)	—
USD/EUR	07/17/2012	CSI	EUR	(449)	(567)	—
USD/EUR	07/17/2012	HSB	EUR	(449)	(567)	(1)
USD/EUR	07/17/2012	DUB	EUR	(112)	(141)	—
USD/EUR	07/17/2012	BCL	EUR	(112)	(141)	—
USD/GBP	08/16/2012	SSB	GBP	(33,585)	(52,593)	538
USD/GBP	08/16/2012	HSB	GBP	(232)	(362)	(4)
USD/GBP	08/16/2012	BCL	GBP	(125)	(195)	(1)
USD/GBP	08/16/2012	HSB	GBP	(125)	(195)	(1)
USD/GBP	08/16/2012	HSB	GBP	(108)	(168)	(1)
USD/GBP	08/16/2012	BCL	GBP	(229)	(358)	—

See accompanying Notes to Financial Statements.

Purchased/ Sold	Settlement Date	Counter- Party	Notional Amount		Value	Unrealized Gain/(Loss)

JNL/Franklin Templeton Mutual Shares Fund (continued)

USD/GBP	08/16/2012	DUB	GBP	(538)	$(841)	$4
USD/GBP	08/16/2012	CSI	GBP	(709)	(1,109)	(4)
USD/GBP	08/16/2012	CSI	GBP	(488)	(763)	2
USD/JPY	10/22/2012	HSB	JPY	(79,924)	(1,000)	(16)
					$(101,089)	$2,030

JNL/Goldman Sachs Core Plus Bond Fund

AUD/NZD	09/19/2012	CIT	NZD	(1,371)	$(1,091)	$—
AUD/USD	09/19/2012	DUB	AUD	748	761	22
AUD/USD	09/19/2012	CIT	AUD	678	689	15
AUD/USD	09/19/2012	JPM	AUD	1,274	1,296	23
AUD/USD	09/19/2012	JPM	AUD	1,170	1,189	18
AUD/USD	09/19/2012	RBS	AUD	1,343	1,365	27
AUD/USD	09/19/2012	DUB	AUD	1,343	1,365	23
CAD/USD	09/19/2012	ABN	CAD	1,364	1,338	4
CAD/USD	09/19/2012	ABN	CAD	1,097	1,076	5
CAD/USD	09/19/2012	ABN	CAD	2,758	2,705	(3)
DKK/EUR	09/19/2012	DUB	EUR	(2,122)	(2,687)	(2)
EUR/GBP	09/19/2012	DUB	GBP	(958)	(1,499)	6
EUR/USD	09/19/2012	JPM	EUR	751	952	15
EUR/USD	09/19/2012	DUB	EUR	1,105	1,401	13
EUR/USD	09/19/2012	BOA	EUR	1,102	1,396	5
EUR/USD	09/19/2012	JPM	EUR	1,278	1,619	6
EUR/USD	09/19/2012	JPM	EUR	1,065	1,350	8
EUR/USD	09/19/2012	HSB	EUR	1,144	1,450	14
GBP/USD	09/19/2012	BCL	GBP	687	1,077	9
GBP/USD	09/19/2012	CIT	GBP	442	693	5
GBP/USD	09/19/2012	DUB	GBP	859	1,345	11
GBP/USD	09/19/2012	JPM	GBP	844	1,323	(6)
GBP/USD	09/19/2012	DUB	GBP	1,036	1,623	2
GBP/USD	09/19/2012	BCL	GBP	917	1,437	(2)
JPY/USD	09/19/2012	CIT	JPY	104,981	1,316	(16)
JPY/USD	09/19/2012	CIT	JPY	130,294	1,633	(9)
MXN/USD	07/27/2012	DUB	MXN	1,910	144	6
NOK/SEK	09/19/2012	RBS	SEK	(9,379)	(1,351)	(11)
NOK/SEK	09/19/2012	RBS	SEK	(16,920)	(2,438)	(31)
NZD/AUD	09/19/2012	WBC	AUD	(800)	(812)	(1)
NZD/JPY	09/19/2012	SSB	JPY	(428,460)	(5,365)	74
SEK/EUR	09/19/2012	HSB	EUR	(3,131)	(3,964)	72
SEK/NOK	09/19/2012	RBS	NOK	(8,116)	(1,360)	23
USD/AUD	09/19/2012	HSB	AUD	(786)	(798)	(24)
USD/AUD	09/19/2012	UBS	AUD	(1,274)	(1,294)	(26)
USD/AUD	09/19/2012	DUB	AUD	(656)	(666)	(15)
USD/AUD	09/19/2012	CIT	AUD	(1,274)	(1,294)	(33)
USD/AUD	09/19/2012	DUB	AUD	(1,170)	(1,188)	(15)
USD/AUD	09/19/2012	WBC	AUD	(1,324)	(1,344)	(13)
USD/AUD	09/19/2012	WBC	AUD	(11,708)	(11,894)	(276)
USD/AUD	09/19/2012	DUB	AUD	(1,343)	(1,364)	(30)
USD/AUD	09/19/2012	CSI	AUD	(1,343)	(1,364)	(30)
USD/AUD	09/19/2012	CSI	AUD	(1,343)	(1,364)	(29)
USD/AUD	09/19/2012	DUB	AUD	(1,350)	(1,371)	(8)
USD/AUD	09/19/2012	CIT	AUD	(1,351)	(1,372)	(53)
USD/AUD	09/19/2012	JPM	AUD	(1,072)	(1,088)	(28)
USD/AUD	09/19/2012	RBS	AUD	(2,157)	(2,190)	(75)
USD/BRL	07/18/2012	CGM	BRL	(12,657)	(6,280)	528
USD/CAD	09/19/2012	DUB	CAD	(1,433)	(1,404)	(12)
USD/CAD	09/19/2012	UBS	CAD	(1,388)	(1,360)	(16)
USD/CAD	09/19/2012	RBC	CAD	(1,385)	(1,357)	(13)
USD/CAD	09/19/2012	ABN	CAD	(2,138)	(2,095)	(30)
USD/CAD	09/19/2012	ABN	CAD	(2,762)	(2,708)	(43)
USD/EUR	07/25/2012	JPM	EUR	(2,005)	(2,537)	(8)
USD/EUR	09/19/2012	BOA	EUR	(1,102)	(1,395)	(9)
USD/EUR	09/19/2012	JPM	EUR	(2,909)	(3,684)	(25)
USD/EUR	09/19/2012	CIT	EUR	(1,240)	(1,569)	4
USD/EUR	09/19/2012	CIT	EUR	(2,114)	(2,677)	2
USD/EUR	09/19/2012	BOA	EUR	(1,002)	(1,268)	6
USD/EUR	09/19/2012	DUB	EUR	(1,060)	(1,342)	(1)
USD/EUR	09/19/2012	JPM	EUR	(1,077)	(1,363)	(17)
USD/EUR	09/19/2012	JPM	EUR	(1,087)	(1,376)	(25)
USD/EUR	09/19/2012	DUB	EUR	(1,069)	(1,353)	(22)
USD/EUR	09/19/2012	CIT	EUR	(1,063)	(1,345)	(15)
USD/EUR	09/19/2012	JPM	EUR	(1,057)	(1,338)	(5)
USD/EUR	09/19/2012	CIT	EUR	(1,056)	(1,337)	(3)
USD/EUR	09/19/2012	CSI	EUR	(1,061)	(1,343)	(10)
USD/EUR	09/19/2012	JPM	EUR	(1,070)	(1,354)	(18)
USD/EUR	09/19/2012	RBS	EUR	(6,929)	(8,775)	(96)
USD/EUR	09/19/2012	CSI	EUR	(1,106)	(1,399)	(16)
USD/EUR	09/19/2012	CIT	EUR	(1,068)	(1,352)	(16)
USD/EUR	09/19/2012	DUB	EUR	(1,068)	(1,352)	(19)
USD/GBP	07/12/2012	DUB	GBP	(340)	(531)	—
USD/GBP	07/12/2012	DUB	GBP	(940)	(1,472)	1
USD/GBP	09/19/2012	BCL	GBP	(687)	(1,075)	(11)
USD/GBP	09/19/2012	DUB	GBP	(859)	(1,343)	(16)
USD/GBP	09/19/2012	SSB	GBP	(844)	(1,321)	3
USD/GBP	09/19/2012	GSC	GBP	(888)	(1,390)	1
USD/GBP	09/19/2012	BCL	GBP	(917)	(1,435)	(6)
USD/GBP	09/19/2012	BCL	GBP	(891)	(1,394)	(18)
USD/GBP	09/19/2012	ABN	GBP	(2,623)	(4,106)	(40)
USD/GBP	09/19/2012	CIT	GBP	(896)	(1,402)	(10)
USD/GBP	09/19/2012	JPM	GBP	(442)	(692)	(6)
USD/GBP	09/19/2012	HSB	GBP	(778)	(1,217)	(10)
USD/JPY	09/19/2012	ABN	JPY	(215,842)	(2,702)	(20)
USD/JPY	09/19/2012	CIT	JPY	(429,862)	(5,383)	30
USD/MXN	07/27/2012	DUB	MXN	(59,165)	(4,424)	(219)
USD/NOK	09/19/2012	CIT	NOK	(39,933)	(6,692)	(90)
USD/NZD	09/19/2012	HSB	NZD	(1,685)	(1,341)	(25)
USD/ZAR	08/08/2012	BCL	ZAR	(34,742)	(4,225)	(93)
					$(114,123)	$(738)

JNL/Goldman Sachs Emerging Markets Debt Fund

BGN/EUR	11/23/2012	DUB	EUR	(2,069)	$(2,622)	$(6)
BGN/EUR	11/23/2012	DUB	EUR	(3,103)	(3,932)	(9)
BGN/EUR	11/23/2012	DUB	EUR	(5,762)	(7,303)	(16)
BRL/USD	07/02/2012	HSB	BRL	12,057	6,003	184
BRL/USD	07/05/2012	BCL	BRL	4,200	2,090	66
BRL/USD	07/05/2012	RBC	BRL	4,200	2,090	37
BRL/USD	07/05/2012	RBC	BRL	3,834	1,909	18
BRL/USD	07/11/2012	RBC	BRL	3,248	1,615	14
BRL/USD	07/11/2012	DUB	BRL	4,053	2,015	14
BRL/USD	07/11/2012	BCL	BRL	4,057	2,017	16
BRL/USD	07/18/2012	RBC	BRL	13,843	6,870	(574)
BRL/USD	07/18/2012	BCL	BRL	13,346	6,623	13
BRL/USD	07/18/2012	RBC	BRL	6,666	3,308	41
BRL/USD	07/23/2012	RBC	BRL	2,708	1,343	28
BRL/USD	07/23/2012	RBC	BRL	4,232	2,098	45
BRL/USD	07/26/2012	HSB	BRL	4,215	2,088	56
CLP/USD	07/03/2012	CGM	CLP	948,341	1,894	68
CLP/USD	07/03/2012	DUB	CLP	1,047,816	2,093	77
CLP/USD	07/03/2012	RBC	CLP	2,214,139	4,422	(9)
CNY/USD	09/04/2012	MSC	CNY	141,393	22,195	(291)
CNY/USD	09/04/2012	BOA	CNY	27,070	4,249	(43)
COP/USD	07/03/2012	BOA	COP	2,606,553	1,462	4

See accompanying Notes to Financial Statements.

Purchased/ Sold	Settlement Date	Counter- Party	Notional Amount		Value	Unrealized Gain/(Loss)

JNL/Goldman Sachs Emerging Markets Debt Fund (continued)

COP/USD	07/05/2012	CSI	COP	2,623,041	$1,471	$5
COP/USD	07/09/2012	HSB	COP	3,580,000	2,005	5
COP/USD	07/18/2012	DUB	COP	3,816,888	2,134	(20)
CZK/EUR	09/19/2012	HSB	EUR	(1,612)	(2,041)	—
CZK/EUR	09/19/2012	BOA	EUR	(1,612)	(2,041)	23
CZK/EUR	09/19/2012	HSB	EUR	(1,622)	(2,054)	32
EUR/BGN	11/23/2012	DUB	BGN	(6,080)	(3,924)	6
EUR/BGN	11/23/2012	DUB	BGN	(11,290)	(7,287)	6
EUR/BGN	11/23/2012	DUB	BGN	(4,054)	(2,617)	4
EUR/CZK	09/19/2012	DUB	CZK	(40,094)	(1,988)	21
EUR/CZK	09/19/2012	HSB	CZK	(41,835)	(2,074)	(17)
EUR/HUF	09/19/2012	BOA	HUF	(435,295)	(1,906)	(79)
EUR/PLN	09/19/2012	BOA	PLN	(6,813)	(2,025)	(18)
EUR/PLN	09/19/2012	HSB	PLN	(6,798)	(2,021)	(14)
HUF/EUR	09/19/2012	HSB	EUR	(722)	(913)	36
HUF/EUR	09/19/2012	BOA	EUR	(1,627)	(2,060)	29
HUF/EUR	09/19/2012	BOA	EUR	(1,639)	(2,075)	(4)
HUF/EUR	09/19/2012	BOA	EUR	(1,630)	(2,064)	6
HUF/USD	09/19/2012	RBC	HUF	1,753,613	7,680	380
IDR/USD	07/18/2012	DUB	IDR	15,445,625	1,641	16
ILS/USD	09/19/2012	DUB	ILS	7,800	1,989	(11)
ILS/USD	09/19/2012	CGM	ILS	7,860	2,005	(24)
ILS/USD	09/19/2012	DUB	ILS	7,876	2,009	(20)
ILS/USD	09/19/2012	DUB	ILS	23,936	6,104	(51)
ILS/USD	09/19/2012	DUB	ILS	7,874	2,008	(16)
KRW/USD	07/05/2012	CGM	KRW	6,526,073	5,697	112
KRW/USD	07/09/2012	DUB	KRW	2,333,927	2,037	45
KRW/USD	07/12/2012	HSB	KRW	1,749,161	1,527	9
KRW/USD	07/13/2012	HSB	KRW	2,336,000	2,038	38
KRW/USD	07/13/2012	DUB	KRW	2,368,096	2,066	38
KRW/USD	07/13/2012	DUB	KRW	3,021,652	2,637	13
KRW/USD	07/16/2012	BCL	KRW	2,355,938	2,055	40
MXN/EUR	09/19/2012	UBS	EUR	(339)	(429)	14
MXN/EUR	09/19/2012	HSB	EUR	(1,355)	(1,716)	56
MXN/EUR	09/19/2012	BCL	EUR	(1,627)	(2,060)	71
MXN/USD	09/19/2012	DUB	MXN	14,527	1,081	49
MXN/USD	09/19/2012	SSB	MXN	28,301	2,106	77
MXN/USD	09/19/2012	SSB	MXN	28,471	2,118	90
MXN/USD	09/19/2012	SSB	MXN	18,218	1,356	65
MXN/USD	09/19/2012	SSB	MXN	20,555	1,529	72
MXN/USD	09/19/2012	SSB	MXN	339,592	25,263	1,232
MXN/USD	09/19/2012	BCL	MXN	57,021	4,242	202
MXN/USD	09/19/2012	SSB	MXN	25,477	1,896	72
MXN/USD	09/19/2012	DUB	MXN	28,670	2,133	82
MXN/USD	09/19/2012	SSB	MXN	37,888	2,819	98
MXN/USD	09/19/2012	RBC	MXN	175,990	13,092	557
MXN/USD	09/19/2012	CGM	MXN	45,153	3,359	145
MYR/USD	07/05/2012	BCL	MYR	6,428	2,024	(4)
MYR/USD	07/09/2012	HSB	MYR	7,639	2,405	5
PEN/USD	07/19/2012	CGM	PEN	8,621	3,230	(9)
PEN/USD	07/19/2012	BOA	PEN	10,528	3,945	(10)
PEN/USD	07/19/2012	BOA	PEN	11,299	4,234	(14)
PEN/USD	07/19/2012	BOA	PEN	4,968	1,862	(20)
PEN/USD	07/19/2012	UBS	PEN	11,291	4,231	(47)
PHP/USD	07/09/2012	DUB	PHP	86,740	2,058	58
PLN/EUR	09/19/2012	BOA	EUR	(1,612)	(2,041)	39
PLN/USD	09/19/2012	UBS	PLN	177,586	52,797	1,800
PLN/USD	09/19/2012	RBC	PLN	7,062	2,100	76
RUB/USD	07/05/2012	RBS	RUB	68,564	2,117	100
RUB/USD	07/05/2012	CSI	RUB	121,854	3,761	158
RUB/USD	07/05/2012	CGM	RUB	65,280	2,015	15
RUB/USD	07/05/2012	UBS	RUB	65,810	2,032	31
RUB/USD	07/05/2012	CSI	RUB	45,262	1,397	22
RUB/USD	07/06/2012	CGM	RUB	443,895	13,699	158
RUB/USD	07/06/2012	CGM	RUB	130,097	4,015	(11)
RUB/USD	07/06/2012	HSB	RUB	261,793	8,079	58
RUB/USD	07/06/2012	JPM	RUB	110,134	3,399	94
RUB/USD	07/16/2012	UBS	RUB	79,632	2,453	20
RUB/USD	07/30/2012	CGM	RUB	269,411	8,278	146
RUB/USD	08/02/2012	DUB	RUB	133,388	4,096	33
RUB/USD	08/02/2012	BCL	RUB	133,754	4,108	44
SGD/USD	09/19/2012	HSB	SGD	6,276	4,955	20
SGD/USD	09/19/2012	RBC	SGD	3,532	2,789	23
SGD/USD	09/19/2012	CSI	SGD	3,295	2,601	19
THB/USD	08/09/2012	DUB	THB	87,341	2,743	(84)
THB/USD	08/09/2012	DUB	THB	100,964	3,171	(28)
TRY/USD	09/19/2012	HSB	TRY	8,885	4,832	64
TRY/USD	09/19/2012	HSB	TRY	13,699	7,450	70
TRY/USD	09/19/2012	DUB	TRY	3,600	1,958	22
TRY/USD	09/19/2012	HSB	TRY	4,305	2,341	15
TRY/USD	09/19/2012	RBS	TRY	3,787	2,060	8
TRY/USD	09/19/2012	SSB	TRY	917	499	3
TWD/USD	07/19/2012	DUB	TWD	121,641	4,071	—
TWD/USD	07/19/2012	CGM	TWD	122,363	4,095	(7)
USD/BRL	07/02/2012	RBC	BRL	(4,063)	(2,023)	(7)
USD/BRL	07/02/2012	RBC	BRL	(7,994)	(3,980)	(71)
USD/BRL	07/05/2012	RBC	BRL	(4,082)	(2,031)	(16)
USD/BRL	07/05/2012	RBC	BRL	(4,083)	(2,032)	(46)
USD/BRL	07/05/2012	HSB	BRL	(4,068)	(2,024)	(39)
USD/BRL	07/11/2012	RBC	BRL	(4,696)	(2,334)	(77)
USD/BRL	07/11/2012	RBC	BRL	(3,834)	(1,905)	(18)
USD/BRL	07/18/2012	RBC	BRL	(2,616)	(1,298)	(44)
USD/BRL	07/23/2012	HSB	BRL	(4,190)	(2,077)	(24)
USD/BRL	07/23/2012	HSB	BRL	(4,162)	(2,063)	(31)
USD/BRL	08/06/2012	RBC	BRL	(5,874)	(2,903)	(86)
USD/BRL	08/06/2012	HSB	BRL	(12,057)	(5,959)	(178)
USD/CLP	07/03/2012	CSI	CLP	(4,210,296)	(8,408)	(315)
USD/CLP	07/12/2012	BOA	CLP	(552,522)	(1,102)	(15)
USD/CLP	07/13/2012	HSB	CLP	(274,804)	(548)	4
USD/CLP	07/13/2012	HSB	CLP	(490,587)	(978)	(5)
USD/CLP	07/13/2012	CSI	CLP	(446,966)	(891)	—
USD/CLP	07/13/2012	RBC	CLP	(448,124)	(893)	—
USD/CLP	07/13/2012	RBC	CLP	(2,214,139)	(4,415)	9
USD/CLP	07/25/2012	HSB	CLP	(1,030,628)	(2,051)	—
USD/CNY	09/04/2012	RBS	CNY	(54,155)	(8,500)	57
USD/CNY	09/04/2012	DUB	CNY	(52,930)	(8,308)	47
USD/CNY	09/04/2012	CGM	CNY	(53,472)	(8,393)	47
USD/CNY	09/04/2012	DUB	CNY	(26,087)	(4,095)	5
USD/COP	07/03/2012	BOA	COP	(2,937,835)	(1,647)	(47)
USD/COP	07/05/2012	DUB	COP	(2,984,050)	(1,673)	(60)
USD/COP	07/05/2012	BCL	COP	(1,974,174)	(1,106)	(36)
USD/COP	07/09/2012	DUB	COP	(3,301,464)	(1,849)	(27)
USD/COP	07/18/2012	MLP	COP	(4,954,163)	(2,769)	(13)
USD/COP	07/18/2012	DUB	COP	(2,335,183)	(1,305)	(13)
USD/CZK	09/19/2012	DUB	CZK	(41,552)	(2,060)	(19)
USD/CZK	09/19/2012	HSB	CZK	(41,728)	(2,069)	(36)
USD/CZK	09/19/2012	HSB	CZK	(109,748)	(5,441)	(98)
USD/EUR	07/25/2012	JPM	EUR	(1,393)	(1,763)	(6)
USD/EUR	09/19/2012	JPM	EUR	(1,608)	(2,036)	(7)
USD/EUR	09/19/2012	CGM	EUR	(11,822)	(14,972)	(167)
USD/EUR	09/19/2012	CGM	EUR	(1,622)	(2,054)	(14)
USD/EUR	09/19/2012	CIT	EUR	(3,198)	(4,050)	3

See accompanying Notes to Financial Statements.

Purchased/ Sold	Settlement Date	Counter- Party	Notional Amount		Value	Unrealized Gain/(Loss)

JNL/Goldman Sachs Emerging Markets Debt Fund (continued)

USD/EUR	09/19/2012	DUB	EUR	(1,642)	$(2,079)	$(2)
USD/EUR	09/19/2012	HSB	EUR	(3,262)	(4,131)	(62)
USD/EUR	09/19/2012	JPM	EUR	(1,642)	(2,079)	(38)
USD/EUR	09/19/2012	BCL	EUR	(1,606)	(2,034)	(2)
USD/EUR	09/19/2012	DUB	EUR	(1,606)	(2,034)	(2)
USD/IDR	07/18/2012	MSC	IDR	(71,492,226)	(7,596)	128
USD/IDR	07/18/2012	DUB	IDR	(15,936,460)	(1,693)	28
USD/IDR	07/18/2012	DUB	IDR	(22,302,140)	(2,369)	40
USD/IDR	07/18/2012	JPM	IDR	(11,535,293)	(1,225)	(6)
USD/ILS	09/19/2012	JPM	ILS	(7,785)	(1,985)	15
USD/ILS	09/19/2012	DUB	ILS	(9,535)	(2,431)	18
USD/ILS	09/19/2012	JPM	ILS	(15,897)	(4,053)	29
USD/ILS	09/19/2012	HSB	ILS	(7,947)	(2,026)	24
USD/ILS	09/19/2012	BOA	ILS	(15,874)	(4,047)	54
USD/KRW	07/05/2012	HSB	KRW	(1,749,161)	(1,527)	(9)
USD/KRW	07/05/2012	DUB	KRW	(2,385,936)	(2,083)	(67)
USD/KRW	07/05/2012	HSB	KRW	(2,390,976)	(2,087)	(71)
USD/KRW	07/11/2012	DUB	KRW	(2,333,000)	(2,035)	(36)
USD/KRW	07/12/2012	HSB	KRW	(2,355,800)	(2,055)	(55)
USD/KRW	07/12/2012	DUB	KRW	(2,352,500)	(2,052)	(53)
USD/KRW	07/13/2012	DUB	KRW	(4,846,808)	(4,228)	(22)
USD/KRW	07/16/2012	DUB	KRW	(2,365,610)	(2,063)	(48)
USD/KRW	07/23/2012	DUB	KRW	(2,343,912)	(2,043)	(12)
USD/KRW	07/26/2012	RBC	KRW	(2,358,339)	(2,055)	(24)
USD/KRW	07/27/2012	DUB	KRW	(4,733,960)	(4,126)	(66)
USD/MXN	07/27/2012	DUB	MXN	(75,795)	(5,668)	(280)
USD/MXN	07/27/2012	DUB	MXN	(34,542)	(2,583)	(205)
USD/MXN	09/19/2012	HSB	MXN	(18,296)	(1,361)	(71)
USD/MXN	09/19/2012	SSB	MXN	(28,697)	(2,135)	(84)
USD/MXN	09/19/2012	RBS	MXN	(11,297)	(840)	(25)
USD/MXN	09/19/2012	CGM	MXN	(28,535)	(2,122)	(93)
USD/MYR	07/05/2012	RBS	MYR	(6,475)	(2,039)	(23)
USD/MYR	07/09/2012	BCL	MYR	(10,397)	(3,272)	(20)
USD/MYR	07/09/2012	DUB	MYR	(8,397)	(2,643)	21
USD/MYR	07/09/2012	BCL	MYR	(8,811)	(2,773)	15
USD/MYR	07/18/2012	RBC	MYR	(12,529)	(3,941)	39
USD/MYR	07/26/2012	HSB	MYR	(6,502)	(2,044)	(12)
USD/PEN	07/19/2012	HSB	PEN	(3,893)	(1,458)	5
USD/PEN	07/19/2012	BOA	PEN	(9,818)	(3,678)	(35)
USD/PEN	07/19/2012	HSB	PEN	(5,434)	(2,036)	(30)
USD/PEN	07/19/2012	DUB	PEN	(5,432)	(2,035)	(29)
USD/PEN	07/19/2012	BOA	PEN	(10,983)	(4,115)	(83)
USD/PHP	07/09/2012	UBS	PHP	(17,241)	(409)	(2)
USD/PHP	07/18/2012	DUB	PHP	(58,789)	(1,393)	(24)
USD/PHP	07/18/2012	RBS	PHP	(108,825)	(2,579)	(48)
USD/PLN	09/19/2012	HSB	PLN	(6,992)	(2,078)	(51)
USD/PLN	09/19/2012	BOA	PLN	(7,137)	(2,121)	(89)
USD/PLN	09/19/2012	CSI	PLN	(7,007)	(2,083)	(53)
USD/RUB	07/05/2012	CSI	RUB	(208,547)	(6,437)	(32)
USD/RUB	07/05/2012	RBC	RUB	(158,223)	(4,883)	(85)
USD/RUB	07/06/2012	UBS	RUB	(52,485)	(1,619)	(50)
USD/RUB	07/06/2012	CGM	RUB	(79,493)	(2,453)	(25)
USD/RUB	07/06/2012	CSI	RUB	(45,262)	(1,396)	(22)
USD/RUB	07/16/2012	HSB	RUB	(76,839)	(2,367)	(22)
USD/SGD	09/19/2012	RBC	SGD	(4,448)	(3,511)	(23)
USD/SGD	09/19/2012	RBC	SGD	(546)	(431)	(6)
USD/SGD	09/19/2012	RBC	SGD	(1,828)	(1,443)	(20)
USD/SGD	09/19/2012	BCL	SGD	(3,539)	(2,794)	(29)
USD/SGD	09/19/2012	UBS	SGD	(3,116)	(2,459)	(24)
USD/SGD	09/19/2012	SSB	SGD	(3,309)	(2,612)	(30)
USD/THB	08/09/2012	DUB	THB	(92,199)	(2,895)	8
USD/THB	08/09/2012	DUB	THB	(161,747)	(5,079)	20
USD/THB	08/09/2012	DUB	THB	(43,585)	(1,368)	8
USD/TRY	09/19/2012	HSB	TRY	(44,434)	(24,163)	(346)
USD/TRY	09/19/2012	HSB	TRY	(7,149)	(3,887)	26
USD/TRY	09/19/2012	RBS	TRY	(3,748)	(2,038)	15
USD/TRY	09/19/2012	SSB	TRY	(3,741)	(2,034)	(2)
USD/TWD	07/19/2012	DUB	TWD	(121,727)	(4,073)	(11)
USD/TWD	07/19/2012	BCL	TWD	(121,678)	(4,072)	(12)
USD/ZAR	09/19/2012	RBC	ZAR	(22,537)	(2,724)	(31)
USD/ZAR	09/19/2012	DUB	ZAR	(13,206)	(1,596)	(29)
USD/ZAR	09/19/2012	SSB	ZAR	(22,681)	(2,742)	(87)
USD/ZAR	09/19/2012	BCL	ZAR	(17,091)	(2,066)	(13)
USD/ZAR	09/19/2012	RBC	ZAR	(24,160)	(2,921)	(67)
USD/ZAR	09/19/2012	BCL	ZAR	(24,310)	(2,939)	(97)
USD/ZAR	09/19/2012	RBS	ZAR	(17,147)	(2,073)	(63)
ZAR/USD	08/08/2012	BCL	ZAR	261,747	31,840	697
ZAR/USD	09/19/2012	SSB	ZAR	54,405	6,578	90
ZAR/USD	09/19/2012	BCL	ZAR	24,158	2,921	71
ZAR/USD	09/19/2012	BCL	ZAR	24,026	2,905	34
ZAR/USD	09/19/2012	BCL	ZAR	13,206	1,597	29
ZAR/USD	09/19/2012	RBC	ZAR	10,083	1,219	44
ZAR/USD	09/19/2012	BCL	ZAR	17,049	2,061	51
					$13,687	$3,280

JNL/Ivy Asset Strategy Fund

JPY/USD	07/11/2012	CIT	JPY	939,800	$11,773	$(195)
USD/EUR	07/16/2012	MSC	EUR	(14,800)	(18,717)	(280)
USD/EUR	07/17/2012	DUB	EUR	(1,700)	(2,137)	(29)
USD/EUR	07/20/2012	GSC	EUR	(63,200)	(79,977)	(1,132)
USD/JPY	07/11/2012	CIT	JPY	(939,800)	(11,744)	(138)
					$(100,802)	$(1,774)

JNL/JPMorgan International Value Fund

AUD/USD	08/28/2012	HSB	AUD	46,011	$46,836	$2,307
AUD/USD	08/28/2012	WBC	AUD	1,683	1,715	12
CHF/GBP	08/28/2012	WBC	GBP	(2,466)	(3,860)	(3)
CHF/JPY	08/28/2012	WBC	JPY	(301,804)	(3,777)	75
CHF/USD	08/28/2012	HSB	CHF	12,564	13,258	(9)
CHF/USD	08/28/2012	HSB	CHF	1,107	1,169	(4)
EUR/AUD	08/28/2012	BCL	AUD	(2,018)	(2,053)	(85)
EUR/AUD	08/28/2012	UBS	AUD	(4,353)	(4,430)	(107)
EUR/GBP	08/28/2012	BNP	GBP	(1,136)	(1,777)	(1)
EUR/GBP	08/28/2012	WBC	GBP	(783)	(1,225)	(2)
EUR/GBP	08/28/2012	WBC	GBP	(796)	(1,245)	6
EUR/JPY	08/28/2012	CSI	JPY	(143,710)	(1,798)	32
EUR/USD	08/28/2012	BCL	EUR	1,250	1,584	(7)
EUR/USD	08/28/2012	BNP	EUR	954	1,210	8
EUR/USD	08/28/2012	UBS	EUR	1,404	1,779	20
EUR/USD	08/28/2012	WBC	EUR	1,510	1,914	16
GBP/HKD	08/28/2012	TDS	HKD	(14,952)	(1,926)	5
GBP/JPY	08/28/2012	WBC	JPY	(94,867)	(1,186)	5
GBP/USD	08/28/2012	BCL	GBP	710	1,114	(8)
GBP/USD	08/28/2012	BNP	GBP	2,100	3,290	34
GBP/USD	08/28/2012	MSC	GBP	2,784	4,361	16
HKD/USD	08/28/2012	HSB	HKD	79,180	10,210	9
JPY/EUR	08/28/2012	CSI	EUR	(950)	(1,202)	(19)
JPY/EUR	08/28/2012	BCL	EUR	(956)	(1,209)	(58)
JPY/GBP	08/28/2012	CSI	GBP	(768)	(1,201)	(54)
JPY/USD	08/28/2012	WBC	JPY	133,741	1,676	(39)
JPY/USD	08/28/2012	TDS	JPY	126,577	1,586	(5)
NOK/USD	08/28/2012	UBS	NOK	34,719	5,826	50

Purchased/ Sold	Settlement Date	Counter- Party	Notional Amount		Value	Unrealized Gain/(Loss)

JNL/JPMorgan International Value Fund (continued)

NZD/USD	08/28/2012	WBC	NZD	1,525	$1,217	$42
NZD/USD	08/28/2012	UBS	NZD	981	783	21
SGD/USD	08/28/2012	UBS	SGD	15,637	12,346	102
USD/CAD	08/28/2012	WBC	CAD	(2,798)	(2,743)	(14)
USD/EUR	08/28/2012	WBC	EUR	(9,086)	(11,503)	6
USD/EUR	08/28/2012	TDS	EUR	(1,595)	(2,018)	(33)
USD/EUR	08/28/2012	TDS	EUR	(2,791)	(3,532)	(57)
USD/EUR	08/28/2012	UBS	EUR	(1,886)	(2,386)	(40)
USD/EUR	08/28/2012	BNP	EUR	(2,318)	(2,933)	(17)
USD/EUR	08/28/2012	HSB	EUR	(2,334)	(2,953)	8
USD/GBP	08/28/2012	WBC	GBP	(17,800)	(27,871)	110
USD/GBP	08/28/2012	TDS	GBP	(2,655)	(4,156)	(26)
USD/GBP	08/28/2012	SSB	GBP	(1,590)	(2,489)	(40)
USD/GBP	08/28/2012	WBC	GBP	(848)	(1,326)	(11)
USD/HKD	08/28/2012	SSB	HKD	(5,405)	(695)	—
USD/JPY	08/28/2012	GSC	JPY	(1,510,889)	(18,915)	136
USD/JPY	08/28/2012	ANZ	JPY	(250,245)	(3,132)	54
USD/NOK	08/28/2012	BCL	NOK	(25,450)	(4,268)	(89)
USD/NZD	08/28/2012	GSC	NZD	(6,211)	(4,951)	(322)
USD/SEK	08/28/2012	GSC	SEK	(40,236)	(5,803)	(209)
					$(16,689)	$1,815

JNL/Mellon Capital Management International Index Fund

AUD/USD	09/19/2012	CCI	AUD	1,856	$1,887	$50
AUD/USD	09/19/2012	CCI	AUD	332	339	6
AUD/USD	09/19/2012	CCI	AUD	100	104	2
EUR/USD	09/19/2012	RBS	EUR	4,321	5,474	53
EUR/USD	09/19/2012	CCI	EUR	344	437	—
EUR/USD	09/19/2012	CCI	EUR	713	905	7
EUR/USD	09/19/2012	CCI	EUR	196	250	3
EUR/USD	09/19/2012	CCI	EUR	170	217	3
EUR/USD	09/19/2012	CCI	EUR	194	247	4
EUR/USD	09/19/2012	CCI	EUR	280	356	(1)
GBP/USD	09/19/2012	BCL	GBP	2,272	3,559	22
GBP/USD	09/19/2012	CCI	GBP	163	257	(1)
GBP/USD	09/19/2012	CCI	GBP	755	1,185	6
GBP/USD	09/19/2012	CCI	GBP	55	87	1
GBP/USD	09/19/2012	CCI	GBP	108	171	1
GBP/USD	09/19/2012	CCI	GBP	164	259	2
GBP/USD	09/19/2012	CCI	GBP	218	343	(1)
JPY/USD	09/19/2012	SCB	JPY	324,410	4,065	(31)
JPY/USD	09/19/2012	CCI	JPY	7,405	94	(1)
JPY/USD	09/19/2012	CCI	JPY	23,230	293	2
JPY/USD	09/19/2012	CCI	JPY	7,495	96	—
JPY/USD	09/19/2012	CCI	JPY	7,410	94	—
JPY/USD	09/19/2012	CCI	JPY	22,410	282	(2)
JPY/USD	09/19/2012	CCI	JPY	15,170	192	(1)
USD/AUD	09/19/2012	CCI	AUD	(207)	(208)	(1)
USD/AUD	09/19/2012	CCI	AUD	(307)	(310)	(2)
USD/AUD	09/19/2012	BOA	AUD	(812)	(823)	(20)
USD/AUD	09/19/2012	CCI	AUD	(100)	(100)	(2)
USD/EUR	09/19/2012	CSI	EUR	(346)	(437)	(2)
USD/EUR	09/19/2012	CCI	EUR	(859)	(1,086)	4
USD/EUR	09/19/2012	CCI	EUR	(284)	(359)	1
USD/EUR	09/19/2012	BOA	EUR	(2,612)	(3,307)	(45)
USD/EUR	09/19/2012	CCI	EUR	(213)	(268)	(4)
USD/GBP	09/19/2012	CSI	GBP	(109)	(169)	—
USD/GBP	09/19/2012	CCI	GBP	(222)	(346)	2
USD/GBP	09/19/2012	CCI	GBP	(545)	(851)	4
USD/GBP	09/19/2012	BOA	GBP	(1,604)	(2,510)	(17)
USD/GBP	09/19/2012	CCI	GBP	(162)	(252)	(1)
USD/JPY	09/19/2012	CSI	JPY	(14,490)	(180)	2
USD/JPY	09/19/2012	CCI	JPY	(66,645)	(833)	6
USD/JPY	09/19/2012	BOA	JPY	(188,500)	(2,359)	10
USD/JPY	09/19/2012	CCI	JPY	(22,335)	(278)	2
					$6,517	$61

JNL/Mellon Capital Management Global Alpha Fund

AUD/USD	09/19/2012	HSB	AUD	2,580	$2,621	$65
AUD/USD	09/19/2012	DUB	AUD	15,537	15,786	272
AUD/USD	09/19/2012	UBS	AUD	3,644	3,703	67
AUD/USD	09/19/2012	UBS	AUD	15,360	15,607	239
AUD/USD	09/19/2012	UBS	AUD	1,441	1,465	18
AUD/USD	09/19/2012	UBS	AUD	4,645	4,720	23
AUD/USD	09/19/2012	UBS	AUD	18,579	18,877	101
AUD/USD	09/19/2012	UBS	AUD	29,899	30,377	160
AUD/USD	09/19/2012	UBS	AUD	9,831	9,989	(7)
CAD/USD	09/19/2012	HSB	CAD	34,280	33,611	364
CAD/USD	09/19/2012	DUB	CAD	2,990	2,933	24
CAD/USD	09/19/2012	UBS	CAD	4,486	4,399	38
CAD/USD	09/19/2012	RBS	CAD	14,002	13,729	122
CAD/USD	09/19/2012	HSB	CAD	1,959	1,921	12
CAD/USD	09/19/2012	UBS	CAD	11,975	11,742	(8)
CAD/USD	09/19/2012	UBS	CAD	2,994	2,936	(1)
EUR/USD	09/19/2012	UBS	EUR	5,284	6,693	(25)
EUR/USD	09/19/2012	BOA	EUR	9,523	12,061	165
GBP/USD	09/19/2012	DUB	GBP	6,410	10,037	57
GBP/USD	09/19/2012	UBS	GBP	9,614	15,055	101
GBP/USD	09/19/2012	UBS	GBP	252	395	—
GBP/USD	09/19/2012	UBS	GBP	2,685	4,205	(2)
GBP/USD	09/19/2012	UBS	GBP	1,595	2,498	(12)
GBP/USD	09/19/2012	BOA	GBP	2,668	4,178	27
GBP/USD	09/19/2012	UBS	GBP	12,902	20,203	(37)
JPY/USD	09/19/2012	DUB	JPY	523,977	6,563	(43)
JPY/USD	09/19/2012	UBS	JPY	785,965	9,844	(59)
JPY/USD	09/19/2012	UBS	JPY	68,053	853	(9)
JPY/USD	09/19/2012	UBS	JPY	725,299	9,084	(123)
JPY/USD	09/19/2012	UBS	JPY	1,245,732	15,602	(186)
JPY/USD	09/19/2012	UBS	JPY	311,433	3,901	(51)
JPY/USD	09/19/2012	UBS	JPY	864,459	10,827	(78)
JPY/USD	09/19/2012	UBS	JPY	93,405	1,170	(1)
NOK/USD	09/19/2012	UBS	NOK	73,077	12,249	166
NOK/USD	09/19/2012	UBS	NOK	40,496	6,788	99
NOK/USD	09/19/2012	DUB	NOK	26,997	4,526	49
NOK/USD	09/19/2012	UBS	NOK	91,730	15,376	255
NOK/USD	09/19/2012	BCL	NOK	45,796	7,677	122
NOK/USD	09/19/2012	HSB	NOK	33,067	5,543	12
NZD/USD	09/19/2012	UBS	NZD	24,319	19,363	673
NZD/USD	09/19/2012	UBS	NZD	14,155	11,271	357
NZD/USD	09/19/2012	RBS	NZD	27,477	21,877	757
SEK/USD	09/19/2012	UBS	SEK	137,297	19,792	718
SEK/USD	09/19/2012	HSB	SEK	121,754	17,551	597
SEK/USD	09/19/2012	DUB	SEK	138,161	19,916	461
SEK/USD	09/19/2012	DUB	SEK	371,839	53,600	983
USD/AUD	09/19/2012	UBS	AUD	(18,569)	(18,865)	(682)
USD/AUD	09/19/2012	BOA	AUD	(42,624)	(43,305)	(1,344)
USD/AUD	09/19/2012	UBS	AUD	(2,089)	(2,122)	(67)
USD/AUD	09/19/2012	DUB	AUD	(1,393)	(1,414)	(44)
USD/AUD	09/19/2012	HSB	AUD	(3,208)	(3,259)	(85)
USD/CAD	09/19/2012	UBS	CAD	(257)	(251)	(2)
USD/CAD	09/19/2012	UBS	CAD	(2,737)	(2,682)	(20)
USD/CAD	09/19/2012	UBS	CAD	(2,468)	(2,419)	(5)

Purchased/ Sold	Settlement Date	Counter- Party	Notional Amount		Value	Unrealized Gain/(Loss)

JNL/Mellon Capital Management Global Alpha Fund (continued)

USD/CAD	09/19/2012	BOA	CAD	(5,011)	$(4,912)	$(58)
USD/CAD	09/19/2012	UBS	CAD	(2,072)	(2,031)	(2)
USD/CHF	09/19/2012	BOA	CHF	(15)	(15)	—
USD/EUR	09/19/2012	UBS	EUR	(17,132)	(21,696)	(306)
USD/EUR	09/19/2012	BCL	EUR	(18,134)	(22,965)	(315)
USD/EUR	09/19/2012	DUB	EUR	(31,256)	(39,584)	(479)
USD/EUR	09/19/2012	UBS	EUR	(17,491)	(22,151)	(319)
USD/EUR	09/19/2012	DUB	EUR	(11,661)	(14,767)	(175)
USD/EUR	09/19/2012	RBS	EUR	(24,604)	(31,159)	(303)
USD/EUR	09/19/2012	HSB	EUR	(1,388)	(1,757)	(6)
USD/EUR	09/19/2012	UBS	EUR	(1,607)	(2,035)	(4)
USD/EUR	09/19/2012	DUB	EUR	(6,851)	(8,676)	(13)
USD/EUR	09/19/2012	UBS	EUR	(850)	(1,076)	(7)
USD/EUR	09/19/2012	UBS	EUR	(9,061)	(11,475)	(69)
USD/EUR	09/19/2012	UBS	EUR	(5,230)	(6,622)	10
USD/EUR	09/19/2012	UBS	EUR	(1,307)	(1,655)	4
USD/EUR	09/19/2012	UBS	EUR	(5,212)	(6,600)	6
USD/GBP	09/19/2012	UBS	GBP	(2,848)	(4,459)	(47)
USD/GBP	09/19/2012	HSB	GBP	(7,851)	(12,293)	(82)
USD/GBP	09/19/2012	UBS	GBP	(7,220)	(11,305)	(119)
USD/GBP	09/19/2012	BCL	GBP	(19,979)	(31,283)	(198)
USD/GBP	09/19/2012	UBS	GBP	(17,225)	(26,970)	64
USD/GBP	09/19/2012	UBS	GBP	(4,306)	(6,742)	25
USD/JPY	09/19/2012	HSB	JPY	(1,371,746)	(17,179)	118
USD/JPY	09/19/2012	DUB	JPY	(1,676,578)	(20,997)	152
USD/JPY	09/19/2012	HSB	JPY	(300,043)	(3,757)	29
USD/NOK	09/19/2012	UBS	NOK	(10,040)	(1,682)	2
USD/NOK	09/19/2012	UBS	NOK	(40,158)	(6,730)	12
USD/NOK	09/19/2012	UBS	NOK	(58,295)	(9,770)	73
USD/NOK	09/19/2012	BOA	NOK	(15,407)	(2,582)	(31)
USD/NZD	09/19/2012	UBS	NZD	(3,443)	(2,740)	(36)
USD/NZD	09/19/2012	UBS	NZD	(323)	(256)	(3)
USD/NZD	09/19/2012	UBS	NZD	(2,234)	(1,778)	(9)
USD/NZD	09/19/2012	BOA	NZD	(4,587)	(3,651)	(65)
USD/NZD	09/19/2012	UBS	NZD	(3,887)	(3,094)	7
USD/SEK	09/19/2012	UBS	SEK	(11,328)	(1,632)	(21)
USD/SEK	09/19/2012	UBS	SEK	(18,869)	(2,719)	(71)
USD/SEK	09/19/2012	DUB	SEK	(12,580)	(1,813)	(43)
USD/SEK	09/19/2012	HSB	SEK	(81,045)	(11,682)	(180)
USD/SEK	09/19/2012	DUB	SEK	(48,292)	(6,960)	(83)
USD/SEK	09/19/2012	UBS	SEK	(29,508)	(4,253)	(71)
USD/SEK	09/19/2012	UBS	SEK	(2,769)	(398)	(7)
USD/SEK	09/19/2012	UBS	SEK	(41,716)	(6,013)	(47)
USD/SEK	09/19/2012	UBS	SEK	(10,429)	(1,503)	(12)
USD/SEK	09/19/2012	UBS	SEK	(67,403)	(9,715)	(43)
USD/SEK	09/19/2012	BOA	SEK	(33,925)	(4,889)	(108)
					$30,776	$1,383

JNL/PIMCO Real Return Fund

AUD/USD	07/19/2012	JPM	AUD	148	$153	$2
AUD/USD	07/19/2012	BCL	AUD	126	130	3
BRL/USD	08/02/2012	BCL	BRL	15,741	7,787	256
BRL/USD	08/02/2012	BCL	BRL	6,441	3,187	86
BRL/USD	08/02/2012	BCL	BRL	4,366	2,161	49
BRL/USD	08/02/2012	UBS	BRL	4,370	2,163	51
CNY/USD	02/01/2013	BCL	CNY	26,791	4,197	(54)
EUR/USD	07/16/2012	BNP	EUR	3,089	3,911	(15)
EUR/USD	07/16/2012	BCL	EUR	319	405	(2)
EUR/USD	07/16/2012	BCL	EUR	5,560	7,038	52
EUR/USD	07/16/2012	JPM	EUR	3,876	4,907	102
EUR/USD	07/16/2012	JPM	EUR	473	600	3
EUR/USD	07/16/2012	JPM	EUR	194	247	1
EUR/USD	07/16/2012	BCL	EUR	3,609	4,569	10
EUR/USD	07/16/2012	JPM	EUR	154	196	1
EUR/USD	07/16/2012	BCL	EUR	2,929	3,708	(11)
EUR/USD	07/16/2012	JPM	EUR	359	456	3
GBP/USD	09/12/2012	JPM	GBP	2,419	3,789	49
GBP/USD	09/12/2012	JPM	GBP	1,048	1,642	10
GBP/USD	09/12/2012	JPM	GBP	4,273	6,692	45
IDR/USD	07/02/2012	JPM	IDR	431	1	—
INR/USD	07/12/2012	JPM	INR	893,829	15,979	(3,253)
KRW/USD	07/12/2012	BCL	KRW	552	2	—
PHP/USD	10/31/2012	CIT	PHP	21	2	—
SGD/USD	08/03/2012	UBS	SGD	—	2	—
USD/AUD	07/19/2012	JPM	AUD	(75,388)	(77,038)	(3,702)
USD/AUD	07/19/2012	JPM	AUD	(2,639)	(2,695)	(85)
USD/BRL	08/02/2012	BCL	BRL	(3,600)	(1,779)	61
USD/BRL	08/02/2012	BCL	BRL	(7,476)	(3,696)	(45)
USD/CAD	09/20/2012	UBS	CAD	(28,394)	(27,838)	(216)
USD/CNY	02/01/2013	JPM	CNY	(27,356)	(4,282)	10
USD/EUR	07/16/2012	BCL	EUR	(100,630)	(127,359)	3,142
USD/EUR	07/16/2012	UBS	EUR	(298)	(376)	(6)
USD/EUR	07/16/2012	BNP	EUR	(4,245)	(5,371)	(66)
USD/EUR	07/16/2012	UBS	EUR	(2,420)	(3,061)	(49)
USD/EUR	07/16/2012	UBS	EUR	(186)	(234)	(3)
USD/GBP	09/12/2012	BNP	GBP	(10,576)	(16,559)	(208)
USD/IDR	07/02/2012	UBS	IDR	(431)	—	—
USD/INR	07/12/2012	BCL	INR	(20,076)	(357)	41
USD/INR	07/12/2012	BCL	INR	(168,300)	(3,007)	292
USD/INR	07/12/2012	JPM	INR	(84,365)	(1,507)	142
USD/INR	07/12/2012	JPM	INR	(84,266)	(1,505)	144
USD/INR	07/12/2012	BCL	INR	(79,005)	(1,411)	88
USD/INR	07/12/2012	BCL	INR	(85,088)	(1,520)	79
USD/INR	07/12/2012	JPM	INR	(169,428)	(3,027)	21
USD/INR	07/12/2012	BCL	INR	(137,000)	(2,447)	51
USD/INR	07/12/2012	DUB	INR	(66,302)	(1,184)	12
USD/INR	07/12/2012	DUB	INR	—	—	—
USD/JPY	08/06/2012	CIT	JPY	(6,710,000)	(83,984)	(1,448)
USD/JPY	08/13/2012	UBS	JPY	(600,000)	(7,509)	23
USD/JPY	09/10/2012	CIT	JPY	(174,685)	(2,186)	50
USD/KRW	07/12/2012	UBS	KRW	(552)	—	—
USD/KRW	09/28/2012	BCL	KRW	(552)	—	—
USD/MXN	08/15/2012	JPM	MXN	(783)	(57)	1
					$(306,065)	$(4,283)

JNL/PIMCO Total Return Bond Fund

CNY/USD	10/15/2012	UBS	CNY	137,730	$21,602	$(70)
EUR/USD	07/16/2012	UBS	EUR	1,500	1,900	(71)
EUR/USD	07/16/2012	BCL	EUR	2,400	3,039	(75)
EUR/USD	09/14/2012	JPM	EUR	18,009	22,808	97
EUR/USD	09/14/2012	JPM	EUR	101	130	2
GBP/USD	09/12/2012	UBS	GBP	149	235	2
INR/USD	07/12/2012	JPM	INR	470,049	8,404	(1,711)
MXN/USD	08/15/2012	JPM	MXN	5,253	394	(10)
MXN/USD	08/15/2012	UBS	MXN	1,632	124	3
SGD/USD	08/03/2012	UBS	SGD	10	10	—
USD/AUD	07/19/2012	JPM	AUD	(51)	(50)	(2)
USD/BRL	08/02/2012	BCL	BRL	(3,264)	(1,612)	55
USD/CAD	09/20/2012	UBS	CAD	(106,727)	(104,640)	(812)
USD/CAD	09/20/2012	CIT	CAD	(6,828)	(6,693)	(53)
USD/CAD	09/20/2012	BCL	CAD	(7)	(5)	—
USD/CNY	10/15/2012	UBS	CNY	(137,730)	(21,599)	213

Purchased/ Sold	Settlement Date	Counter- Party	Notional Amount		Value	Unrealized Gain/(Loss)

JNL/PIMCO Total Return Bond Fund (continued)

USD/EUR	07/16/2012	JPM	EUR	(41)	$(50)	$—
USD/EUR	09/14/2012	CIT	EUR	(50,210)	(63,585)	(942)
USD/GBP	09/12/2012	BNP	GBP	(11,832)	(18,525)	(233)
USD/INR	07/12/2012	JPM	INR	(96,691)	(1,727)	172
USD/INR	07/12/2012	DUB	INR	(112,024)	(2,001)	197
USD/INR	07/12/2012	JPM	INR	(48,900)	(872)	88
USD/INR	07/12/2012	JPM	INR	(64,681)	(1,154)	115
USD/INR	07/12/2012	BCL	INR	(147,753)	(2,639)	223
USD/JPY	07/30/2012	CSI	JPY	(230,000)	(2,877)	(42)
USD/JPY	07/30/2012	JPM	JPY	(230,000)	(2,877)	(41)
USD/JPY	07/30/2012	DUB	JPY	(120,000)	(1,500)	(22)
USD/JPY	09/10/2012	JPM	JPY	(38,081)	(475)	7
USD/JPY	09/10/2012	JPM	JPY	(428,146)	(5,360)	(19)
USD/JPY	09/10/2012	JPM	JPY	(425,094)	(5,321)	(32)
USD/JPY	09/10/2012	JPM	JPY	(182,754)	(2,287)	3
USD/MXN	08/15/2012	BCL	MXN	(4,376)	(325)	(17)
USD/MXN	08/15/2012	UBS	MXN	(43,785)	(3,266)	(248)
USD/MXN	08/15/2012	MSC	MXN	(6,892)	(513)	(14)
USD/MXN	08/15/2012	BCL	MXN	(16,536)	(1,233)	(34)
USD/MXN	08/15/2012	MSC	MXN	(6,884)	(512)	(14)
USD/MXN	08/15/2012	MSC	MXN	(6,889)	(512)	(14)
USD/MXN	08/15/2012	MSC	MXN	(6,889)	(512)	(14)
USD/MXN	08/23/2012	UBS	MXN	(1,040,300)	(77,583)	(2,625)
USD/MXN	08/23/2012	MSC	MXN	(34,600)	(2,579)	(94)
USD/MXN	08/23/2012	UBS	MXN	(225,724)	(16,833)	(567)
					$(291,071)	$(6,599)

See accompanying Notes to Financial Statements.

Schedule of Interest Rate Swap Agreements

Counterparty	Floating Rate Index	Paying/ Receiving Floating Rate	Fixed Rate	Expiration Date	Notional Amount(1)		Unrealized Appreciation / (Depreciation)
JNL/BlackRock Global Allocation Fund
DUB	3-Month LIBOR	Receiving	1.29%	06/22/2016		7,150	$5
DUB	3-Month LIBOR	Receiving	1.32%	06/22/2016		7,150	6
UBS	3-Month LIBOR	Receiving	1.28%	06/22/2016		17,875	9
							$20
JNL/Goldman Sachs Core Plus Bond Fund
BBP	6-Month EURIBOR	Receiving	1.01%	06/19/2015	EUR	24,300	$(114)
BBP	6-Month EURIBOR	Receiving	1.61%	04/25/2016	EUR	6,460	(45)
BBP	6-Month EURIBOR	Receiving	1.59%	05/02/2016	EUR	19,050	(119)
BBP	6-Month EURIBOR	Paying	1.40%	06/19/2017	EUR	22,300	73
BBP	6-Month EURIBOR	Receiving	1.50%	12/19/2017	EUR	1,030	(2)
BBP	6-Month EURIBOR	Paying	2.45%	04/25/2021	EUR	6,910	161
BBP	6-Month EURIBOR	Paying	2.48%	05/02/2021	EUR	20,390	508
BBP	6-Month EURIBOR	Paying	2.43%	05/18/2021	EUR	7,790	(50)
BBP	6-Month EURIBOR	Receiving	2.07%	06/19/2023	EUR	4,400	53
BBP	6-Month EURIBOR	Receiving	2.83%	04/25/2029	EUR	2,690	(134)
BBP	6-Month EURIBOR	Receiving	2.88%	05/02/2029	EUR	7,970	(459)
BBP	6-Month EURIBOR	Receiving	2.63%	05/18/2031	EUR	2,960	26
BBP	6-Month LIBOR	Receiving	3.89%	02/24/2027	GBP	8,600	(108)
BBP	6-Month LIBOR	Receiving	3.92%	04/12/2027	GBP	5,680	(79)
BBP	6-Month LIBOR	Receiving	3.65%	02/24/2052	GBP	2,140	1
BBP	6-Month LIBOR	Paying	3.70%	04/12/2052	GBP	1,410	18
BOA	3-Month Canadian Dealer Offered Rate	Receiving	1.88%	09/13/2017	CAD	5,900	(78)
BOA	3-Month Canadian Dealer Offered Rate	Paying	2.63%	09/13/2022	CAD	7,900	289
BOA	3-Month Canadian Dealer Offered Rate	Receiving	2.85%	09/13/2042	CAD	2,100	(100)
CIT	6-Month EURIBOR	Receiving	1.67%	04/11/2016	EUR	4,330	(38)
CIT	6-Month EURIBOR	Receiving	1.55%	04/14/2016	EUR	4,940	(30)
CIT	6-Month EURIBOR	Paying	2.52%	04/11/2021	EUR	4,650	139
CIT	6-Month EURIBOR	Paying	2.43%	04/14/2021	EUR	5,290	120
CIT	6-Month EURIBOR	Paying	2.63%	05/10/2021	EUR	10,500	55
CIT	6-Month EURIBOR	Paying	2.63%	05/10/2021	EUR	3,990	20
CIT	6-Month EURIBOR	Paying	2.43%	05/16/2021	EUR	14,910	(98)
CIT	6-Month EURIBOR	Receiving	2.91%	04/11/2029	EUR	1,800	(112)
CIT	6-Month EURIBOR	Receiving	2.83%	04/14/2029	EUR	2,060	(105)
CIT	6-Month EURIBOR	Receiving	2.92%	05/10/2031	EUR	4,050	(142)
CIT	6-Month EURIBOR	Receiving	2.92%	05/10/2031	EUR	1,530	(53)
CIT	6-Month EURIBOR	Receiving	2.62%	05/16/2031	EUR	5,670	58
CIT	6-Month LIBOR	Receiving	2.25%	12/19/2022	GBP	1,390	9
CIT	6-Month LIBOR	Receiving	3.94%	04/25/2027	GBP	6,120	(94)
CIT	6-Month LIBOR	Paying	3.76%	04/25/2052	GBP	1,540	39
CSI	3-Month LIBOR	Receiving	4.25%	12/17/2013		160	(4)
CSI	6-Month EURIBOR	Receiving	1.02%	06/21/2015	EUR	25,000	(124)
CSI	6-Month EURIBOR	Receiving	1.02%	06/25/2015	EUR	21,380	(108)
CSI	6-Month EURIBOR	Paying	1.43%	06/21/2017	EUR	22,800	106
CSI	6-Month EURIBOR	Paying	1.44%	06/25/2017	EUR	19,560	96
CSI	6-Month EURIBOR	Receiving	2.13%	06/21/2023	EUR	4,500	24
CSI	6-Month EURIBOR	Receiving	2.15%	06/25/2023	EUR	3,880	13
CSI	6-Month LIBOR	Paying	2.25%	12/19/2022	GBP	2,580	(4)
DUB	3-Month LIBOR	Receiving	2.51%	10/15/2020		5,500	(435)
DUB	3-Month LIBOR	Receiving	2.00%	12/19/2022		15,400	(72)
DUB	3-Month LIBOR	Receiving	2.50%	12/19/2032		22,100	(105)
JPM	3-Month LIBOR	Receiving	1.75%	12/19/2019		44,000	131
JPM	3-Month LIBOR	Receiving	2.00%	12/19/2022		34,600	(235)
JPM	3-Month LIBOR	Receiving	2.50%	12/19/2042		5,000	64
MSC	6-Month EURIBOR	Receiving	1.68%	04/28/2016	EUR	6,230	(51)
MSC	6-Month EURIBOR	Paying	2.51%	04/28/2021	EUR	6,670	187
MSC	6-Month EURIBOR	Receiving	2.91%	04/28/2029	EUR	2,610	(160)
RBC	3-Month Canadian Dealer Offered Rate	Receiving	1.84%	09/26/2017	CAD	5,700	(63)
RBC	3-Month Canadian Dealer Offered Rate	Paying	2.57%	09/26/2022	CAD	7,600	233
RBC	3-Month Canadian Dealer Offered Rate	Receiving	2.72%	09/26/2042	CAD	2,000	(43)

See accompanying Notes to Financial Statements.

Counterparty	Floating Rate Index	Paying/ Receiving Floating Rate	Fixed Rate	Expiration Date	Notional Amount(1)		Unrealized Appreciation / (Depreciation)
JNL/Goldman Sachs Core Plus Bond Fund (continued)
RBS	6-Month LIBOR	Paying	2.25%	12/19/2022	GBP	2,580	$1
							$(940)
JNL/Goldman Sachs Emerging Markets Debt Fund
BBP	3-Month Klibor Interbank Offered Rate	Receiving	3.25%	05/23/2017	MYR	21,850	$(10)
BBP	Brazil Interbank Deposit Rate	Paying	10.04%	01/02/2015	BRL	10,170	154
BBP	Brazil Interbank Deposit Rate	Paying	9.59%	01/02/2017	BRL	32,680	106
BBP	Brazil Interbank Deposit Rate	Paying	9.55%	01/02/2017	BRL	22,880	64
BBP	Budapest Interbank Offered Rate	Paying	6.42%	09/29/2013	HUF	4,000,000	421
BBP	Budapest Interbank Offered Rate	Paying	7.02%	10/04/2016	HUF	371,950	86
BBP	Budapest Interbank Offered Rate	Paying	6.58%	10/14/2016	HUF	1,161,210	176
BBP	Budapest Interbank Offered Rate	Paying	6.56%	10/14/2016	HUF	366,370	54
BBP	Budapest Interbank Offered Rate	Paying	6.75%	10/20/2016	HUF	168,790	31
BBP	Budapest Interbank Offered Rate	Paying	6.68%	10/21/2016	HUF	397,490	67
BOA	Brazil Interbank Deposit Rate	Paying	9.35%	01/02/2017	BRL	60,780	(8)
BOA	Mexican Interbank Rate	Paying	9.30%	04/22/2027	MXN	199,320	224
BOA	Sinacofi Chile Interbank Rate	Receiving	5.16%	07/05/2022	CLP	904,010	4
DUB	3-Month LIBOR	Receiving	1.61%	03/12/2019		12,160	(297)
DUB	3-Month LIBOR	Receiving	1.64%	03/13/2019		2,500	(66)
DUB	Mexican Interbank Rate	Paying	6.03%	03/01/2019	MXN	157,890	360
DUB	Mexican Interbank Rate	Paying	9.29%	04/22/2027	MXN	73,030	81
DUB	Mexican Interbank Rate	Paying	8.70%	06/11/2027	MXN	75,500	2
JPM	3-Month South African Johannesburg Interbank Rate	Paying	7.32%	02/24/2019	ZAR	90,000	407
JPM	3-Month South African Johannesburg Interbank Rate	Paying	8.06%	06/27/2021	ZAR	100,000	840
JPM	3-Month South African Johannesburg Interbank Rate	Paying	7.66%	09/13/2021	ZAR	32,875	165
JPM	Brazil Interbank Deposit Rate	Paying	9.97%	01/02/2015	BRL	74,440	1,075
							$3,936
JNL/PIMCO Real Return Fund
BBP	Brazil Interbank Deposit Rate	Paying	9.97%	01/02/2014	BRL	16,400	$213
BBP	US CPI Urban Consumers NSA	Paying	1.50%	11/02/2012		3,000	—
BNP	US CPI Urban Consumers NSA	Paying	0.00%	11/02/2012		3,000	(1)
MSC	Brazil Interbank Deposit Rate	Paying	10.22%	01/02/2014	BRL	74,200	804
MSC	Brazil Interbank Deposit Rate	Paying	10.22%	01/02/2014	BRL	7,000	74
MSC	Brazil Interbank Deposit Rate	Paying	10.58%	01/02/2014	BRL	19,600	254
MSC	Brazil Interbank Deposit Rate	Paying	10.58%	01/02/2014	BRL	27,900	356
MSC	Brazil Interbank Deposit Rate	Paying	10.58%	01/02/2014	BRL	10,300	137
UBS	Brazil Interbank Deposit Rate	Paying	10.38%	01/02/2014	BRL	13,800	180
UBS	Brazil Interbank Deposit Rate	Paying	10.38%	01/02/2014	BRL	21,200	265
UBS	Brazil Interbank Deposit Rate	Paying	10.77%	01/02/2014	BRL	15,600	248
							$2,530
JNL/PIMCO Total Return Bond Fund
BBP	Mexican Interbank Rate	Paying	5.60%	09/06/2016	MXN	73,400	$70
BBP	Mexican Interbank Rate	Paying	5.50%	09/13/2017	MXN	65,000	61
BBP	Mexican Interbank Rate	Paying	5.50%	09/13/2017	MXN	40,000	66
BBP	Mexican Interbank Rate	Paying	5.50%	09/13/2017	MXN	41,000	64
BBP	Mexican Interbank Rate	Paying	5.50%	09/13/2017	MXN	26,000	24
BBP	Mexican Interbank Rate	Paying	5.50%	09/13/2017	MXN	8,000	7
BBP	Mexican Interbank Rate	Paying	5.50%	09/13/2017	MXN	16,000	14
BBP	Mexican Interbank Rate	Paying	5.50%	09/13/2017	MXN	5,000	3
BOA	Mexican Interbank Rate	Paying	5.50%	09/13/2017	MXN	30,000	18
MSC	Mexican Interbank Rate	Paying	5.50%	09/13/2017	MXN	19,000	32
MSC	Mexican Interbank Rate	Paying	5.50%	09/13/2017	MXN	26,000	24
MSC	Mexican Interbank Rate	Paying	5.50%	09/13/2017	MXN	17,000	16
MSC	Mexican Interbank Rate	Paying	6.35%	06/02/2021	MXN	11,900	34
UBS	Mexican Interbank Rate	Paying	5.50%	09/13/2017	MXN	13,000	11
							$444

See accompanying Notes to Financial Statements.

Counterparty	Floating Rate Index	Paying/ Receiving Floating Rate	Fixed Rate	Expiration Date	Notional Amount(1)	Unrealized Appreciation / (Depreciation)
Centrally Cleared Interest Rate Swap Agreements
JNL/PIMCO Real Return Fund
n/a	3-Month LIBOR	Paying	2.25%	06/20/2022	42,400	$(1,944)

JNL/PIMCO Total Return Bond Fund
n/a	3-Month LIBOR	Paying	1.50%	03/18/2016	77,500	$321
n/a	3-Month LIBOR	Paying	2.75%	06/20/2042	37,100	(3,176)
n/a	3-Month LIBOR	Paying	2.50%	12/19/2042	6,100	49
						$(2,806)

(1)Notional amount is stated in USD unless otherwise noted.

See accompanying Notes to Financial Statements.

Schedule of Credit Default Swap Agreements

Counterparty	Reference Obligation	Implied Credit Spread (4)	Fixed Received / Pay Rate (6)	Expiration Date	Notional Amount (1), (5)	Value	Unrealized Appreciation / (Depreciation)
JNL/BlackRock Global Allocation Fund
Credit default swap agreements - purchase protection (2)
DUB	CDX.NA.HY.18	n/a	5.00%	06/20/2017	$2,453	$87	$(69)
JPM	CDX.NA.HY.18	n/a	5.00%	06/20/2017	2,453	87	(73)
					$4,906	$174	$(142)

JNL/Goldman Sachs Core Plus Bond Fund
Credit default swap agreements - purchase protection (2)
BOA	CDX.IG-16	n/a	1.00%	06/20/2014	$4,225	$(40)	$9
DUB	CDX.IG-16	n/a	1.00%	06/20/2014	18,900	(176)	17
JPM	CDX.IG-16	n/a	1.00%	06/20/2014	26,100	(243)	36
JPM	CDX.IG-16	n/a	1.00%	06/20/2014	24,700	(230)	31
					$73,925	$(689)	$93

Credit default swap agreements - sell protection (3)
BOA	CDX.IG-16	0.98%	1.00%	06/20/2016	$(13,850)	$11	$(13)
DUB	CDX.IG-16	0.98%	1.00%	06/20/2016	(9,800)	8	(25)
JPM	CDX.IG-16	0.98%	1.00%	06/20/2016	(16,500)	13	(50)
JPM	CDX.NA.HY.18	5.88%	5.00%	06/20/2017	(11,800)	(418)	154
HSB	iTraxx SovX Western Europe Series 7 Index	2.83%	1.00%	06/20/2017	(4,010)	(324)	53
DUB	Metlife Inc., 5.00%, 06/15/2015	2.20%	1.00%	03/20/2015	(2,000)	(63)	(14)
DUB	Metlife Inc., 5.00%, 06/15/2015	2.42%	1.00%	09/20/2015	(1,000)	(44)	—
JPM	Prudential Financial Inc., 4.50%, 07/15/2013	1.90%	1.00%	06/20/2015	(825)	(21)	13
JPM	Safeway Inc., 7.25%, 02/01/2031	3.63%	1.00%	06/20/2017	(2,700)	(315)	(204)
JPM	Safeway Inc., 7.25%, 02/01/2031	3.63%	1.00%	06/20/2017	(1,525)	(178)	(104)
					$(64,010)	$(1,331)	$(190)

JNL/Neuberger Berman Strategic Income Fund
Credit default swap agreements - sell protection (3)
MSC	CDX.NA.HY.18	5.88%	5.00%	06/20/2017	$(1,223)	$(43)	$(6)
MSC	CDX.NA.HY.18	5.88%	5.00%	06/20/2017	(327)	(12)	5
MSC	CDX.NA.HY.18	5.88%	5.00%	06/20/2017	(346)	(12)	11
					$(1,896)	$(67)	$10

JNL/PIMCO Real Return Fund
Credit default swap agreements - sell protection (3)
DUB	American International Group Inc., 6.25%, 05/01/2036	1.15%	5.00%	12/20/2013	$(4,900)	$277	$484
DUB	CDX.EM-14	2.59%	5.00%	12/20/2015	(1,700)	134	(73)
MSC	CDX.EM-14	2.59%	5.00%	12/20/2015	(21,900)	1,728	(693)
UBS	CDX.EM-14	2.59%	5.00%	12/20/2015	(2,800)	221	(82)
DUB	Federated Republic of Brazil, 12.25%, 03/06/2030	1.79%	1.00%	06/20/2020	(4,200)	(237)	(121)
JPM	Federated Republic of Brazil, 12.25%, 03/06/2030	1.14%	1.00%	06/20/2015	(1,600)	(6)	5
BOA	Japanese Government Bond, 2.00%, 03/21/2022	0.57%	1.00%	12/20/2015	(4,800)	71	(14)
CIT	Japanese Government Bond, 2.00%, 03/21/2022	0.68%	1.00%	06/20/2016	(6,600)	84	88
DUB	Japanese Government Bond, 2.00%, 03/21/2022	0.57%	1.00%	12/20/2015	(1,700)	25	(2)
JPM	Japanese Government Bond, 2.00%, 03/21/2022	0.57%	1.00%	12/20/2015	(900)	13	(2)
DUB	Petrobras International Finance Co., 8.38%, 12/10/2018	0.76%	1.00%	09/20/2012	(500)	—	2
BOA	UK Gilt Treasury Bond, 4.25%, 06/07/2032	0.30%	1.00%	06/20/2015	(2,900)	60	36
CSI	UK Gilt Treasury Bond, 4.25%, 06/07/2032	0.37%	1.00%	12/20/2015	(4,500)	97	15
DUB	UK Gilt Treasury Bond, 4.25%, 06/07/2032	0.30%	1.00%	06/20/2015	(1,100)	23	19
DUB	UK Gilt Treasury Bond, 4.25%, 06/07/2032	0.30%	1.00%	06/20/2015	(2,700)	56	39
DUB	UK Gilt Treasury Bond, 4.25%, 06/07/2032	0.37%	1.00%	12/20/2015	(1,700)	37	6
					$(64,500)	$2,583	$(293)

Credit default swap agreements - purchase protection (2)
CIT	GATX Corp., 5.80%, 03/01/2016	n/a	1.07%	03/20/2016	$1,000	$13	$13
DUB	Kinder Morgan Inc., 09/01/2012	n/a	1.00%	03/20/2016	2,000	124	64
MSC	Kinder Morgan Inc., 09/01/2012	n/a	1.00%	03/20/2016	3,000	187	93
DUB	Marsh & McLennan Companies, 09/15/2015	n/a	0.60%	09/20/2015	1,000	(5)	(5)
JPM	Pearson Plc, 5.70%, 06/01/2014	n/a	0.83%	06/20/2014	1,000	(11)	(12)
BBP	REXAM Plc, 6.75%, 06/01/2013	n/a	1.45%	06/20/2013	700	(7)	(8)
					$8,700	$301	$145

See accompanying Notes to Financial Statements.

Counterparty	Reference Obligation	Implied Credit Spread (4)	Fixed Received / Pay Rate (6)	Expiration Date	Notional Amount (1), (5)	Value	Unrealized Appreciation / (Depreciation)
JNL/PIMCO Total Return Bond Fund
Credit default swap agreements - sell protection (3)
BBP	Berkshire Hathaway Inc., 2.45%, 12/15/2015	1.37%	1.00%	06/20/2017	$(3,000)	$(52)	$18
CSI	Berkshire Hathaway Inc., 2.45%, 12/15/2015	1.37%	1.00%	06/20/2017	(4,100)	(71)	22
DUB	CDX.EM-12	2.36%	5.00%	12/20/2014	(1,500)	95	(2)
BBP	CDX.EM-13	2.45%	5.00%	06/20/2015	(5,200)	376	86
DUB	CDX.EM-13	2.45%	5.00%	06/20/2015	(12,500)	905	(207)
MSC	CDX.EM-13	2.45%	5.00%	06/20/2015	(4,100)	297	(53)
BBP	CDX.EM-14	2.59%	5.00%	12/20/2015	(600)	47	9
CIT	CDX.EM-14	2.59%	5.00%	12/20/2015	(15,300)	1,207	(374)
MSC	CDX.EM-14	2.59%	5.00%	12/20/2015	(3,300)	260	(56)
DUB	CDX.IG-10 30-100%	0.02%	0.53%	06/20/2013	(1,350)	7	7
GSI	CDX.IG-10 30-100%	0.02%	0.46%	06/20/2013	(1,736)	8	8
GSI	CDX.IG-9 30-100%	0.38%	0.55%	12/20/2017	(1,447)	12	13
DUB	CDX.IG-9 30-100%	0.01%	0.71%	12/20/2012	(7,137)	24	25
DUB	Export-Import Bank China 4.88%, 07/21/2015	1.74%	1.00%	06/20/2017	(200)	(7)	2
UBS	Federal Republic of Germany, 6.00%, 06/20/2016	0.74%	0.25%	06/20/2016	(31,700)	(605)	(338)
BNP	Federated Republic of Brazil, 12.25%, 03/06/2030	0.53%	1.00%	12/20/2012	(23,000)	52	30
CIT	Federated Republic of Brazil, 12.25%, 03/06/2030	0.53%	1.00%	12/20/2012	(7,400)	17	8
CIT	Federated Republic of Brazil, 12.25%, 03/06/2030	1.27%	1.00%	03/20/2016	(16,300)	(160)	(123)
CIT	Federated Republic of Brazil, 12.25%, 03/06/2030	1.31%	1.00%	06/20/2016	(4,900)	(59)	(55)
DUB	Federated Republic of Brazil, 12.25%, 03/06/2030	1.14%	1.00%	06/20/2015	(2,000)	(8)	7
DUB	Federated Republic of Brazil, 12.25%, 03/06/2030	1.14%	1.00%	06/20/2015	(500)	(2)	1
DUB	Federated Republic of Brazil, 12.25%, 03/06/2030	1.27%	1.00%	03/20/2016	(9,100)	(89)	(69)
DUB	Federated Republic of Brazil, 12.25%, 03/06/2030	1.31%	1.00%	06/20/2016	(4,000)	(48)	(43)
JPM	Federated Republic of Brazil, 12.25%, 03/06/2030	1.17%	1.00%	09/20/2015	(2,000)	(11)	2
JPM	Federated Republic of Brazil, 12.25%, 03/06/2030	1.34%	1.00%	09/20/2016	(1,500)	(21)	(14)
MLP	Federated Republic of Brazil, 12.25%, 03/06/2030	1.29%	1.95%	04/20/2016	(100)	2	3
MSC	Federated Republic of Brazil, 12.25%, 03/06/2030	1.14%	1.00%	06/20/2015	(600)	(2)	1
UBS	Federated Republic of Brazil, 12.25%, 03/06/2030	1.17%	1.00%	09/20/2015	(1,000)	(5)	—
CIT	French Republic, 4.25%, 04/25/2019	1.52%	0.25%	06/20/2016	(30,200)	(1,463)	(799)
MSC	French Republic, 4.25%, 04/25/2019	1.45%	0.25%	03/20/2016	(1,000)	(43)	(15)
UBS	French Republic, 4.25%, 04/25/2019	1.58%	0.25%	09/20/2016	(2,400)	(129)	(19)
UBS	French Republic, 4.25%, 04/25/2019	1.58%	0.25%	09/20/2016	(200)	(11)	(1)
DUB	Gazprom International, 7.20%, 02/01/2020	0.93%	1.00%	12/20/2012	(9,700)	3	154
UBS	Gazprom International, 7.20%, 02/01/2020	0.93%	1.00%	12/20/2012	(8,500)	3	141
BOA	General Electric Capital Corp., 5.63%, 09/15/2017	1.42%	1.00%	12/20/2015	(2,400)	(34)	—
BOA	General Electric Capital Corp., 5.63%, 09/15/2017	1.42%	1.00%	12/20/2015	(2,400)	(34)	1
CIT	General Electric Capital Corp., 5.63%, 09/15/2017	0.86%	4.80%	12/20/2013	(600)	35	36
CIT	General Electric Capital Corp., 5.63%, 09/15/2017	0.86%	4.33%	12/20/2013	(800)	41	42
DUB	General Electric Capital Corp., 5.63%, 09/15/2017	0.86%	4.90%	12/20/2013	(1,100)	66	67
DUB	General Electric Capital Corp., 5.63%, 09/15/2017	1.45%	1.00%	03/20/2016	(100)	(2)	3
MSC	General Electric Capital Corp., 5.63%, 09/15/2017	1.49%	1.00%	06/20/2016	(100)	(2)	(2)
UBS	Goldman Sachs Group Inc., 5.95%, 01/18/2018	1.67%	1.00%	06/20/2013	(4,400)	(28)	55
BOA	Japanese Government Bond, 2.00%, 03/21/2022	0.85%	1.00%	03/20/2017	(10,400)	74	128
BOA	Japanese Government Bond, 2.00%, 03/21/2022	0.85%	1.00%	03/20/2017	(4,600)	33	59
DUB	Japanese Government Bond, 2.00%, 03/21/2022	0.85%	1.00%	03/20/2017	(900)	6	11
JPM	Japanese Government Bond, 2.00%, 03/21/2022	0.63%	1.00%	03/20/2016	(1,400)	19	9
MSC	Japanese Government Bond, 2.00%, 03/21/2022	0.85%	1.00%	03/20/2017	(6,100)	44	74
MSC	Japanese Government Bond, 2.00%, 03/21/2022	0.85%	1.00%	03/20/2017	(3,500)	25	45
BOA	Metlife Inc., 5.00%, 06/15/2015	2.58%	1.00%	03/20/2016	(7,100)	(394)	(261)
DUB	Metlife Inc., 5.00%, 06/15/2015	2.93%	1.00%	03/20/2018	(7,100)	(690)	(345)
JPM	Metlife Inc., 5.00%, 06/15/2015	2.58%	1.00%	03/20/2016	(4,800)	(266)	(175)
BNP	People’s Republic of China, 4.75%, 10/29/2013	0.29%	1.00%	12/20/2012	(5,300)	18	31
BNP	People’s Republic of China, 4.75%, 10/29/2013	0.87%	1.00%	03/20/2016	(300)	1	(2)
BOA	People’s Republic of China, 4.75%, 10/29/2013	0.71%	1.00%	06/20/2015	(1,000)	9	(3)
BOA	People’s Republic of China, 4.75%, 10/29/2013	0.71%	1.00%	06/20/2015	(2,800)	24	(8)
CIT	People’s Republic of China, 4.75%, 10/29/2013	0.91%	1.00%	06/20/2016	(2,700)	9	(20)
CIT	People’s Republic of China, 4.75%, 10/29/2013	0.91%	1.00%	06/20/2016	(6,300)	21	(49)
CIT	People’s Republic of China, 4.75%, 10/29/2013	1.00%	1.00%	09/20/2017	(800)	(8)	3
DUB	People’s Republic of China, 4.75%, 10/29/2013	0.91%	1.00%	06/20/2016	(2,700)	9	(22)
DUB	People’s Republic of China, 4.75%, 10/29/2013	0.91%	1.00%	06/20/2016	(1,200)	4	(9)

See accompanying Notes to Financial Statements.

Counterparty	Reference Obligation	Implied Credit Spread (4)	Fixed Received / Pay Rate (6)	Expiration Date	Notional Amount (1), (5)	Value	Unrealized Appreciation / (Depreciation)
JNL/PIMCO Total Return Bond Fund (continued)
Credit default swap agreements - sell protection (3) (continued)
DUB	People’s Republic of China, 4.75%, 10/29/2013	0.91%	1.00%	06/20/2016	$(1,200)	$4	$(8)
DUB	People’s Republic of China, 4.75%, 10/29/2013	0.95%	1.00%	09/20/2016	(800)	1	(2)
JPM	People’s Republic of China, 4.75%, 10/29/2013	0.91%	1.00%	06/20/2016	(5,500)	19	(42)
JPM	People’s Republic of China, 4.75%, 10/29/2013	0.95%	1.00%	09/20/2016	(2,400)	4	(10)
MSC	People’s Republic of China, 4.75%, 10/29/2013	0.95%	1.00%	09/20/2016	(10,400)	19	330
MSS	People’s Republic of China, 4.75%, 10/29/2013	1.00%	1.00%	09/20/2017	(500)	(5)	2
UBS	People’s Republic of China, 4.75%, 10/29/2013	0.91%	1.00%	06/20/2016	(2,700)	9	(22)
UBS	People’s Republic of China, 4.75%, 10/29/2013	0.95%	1.00%	09/20/2016	(300)	1	(1)
BOA	Republic of Indonesia, 7.25%, 04/20/2015	1.57%	1.00%	09/20/2016	(2,600)	(60)	(25)
DUB	Republic of Indonesia, 6.75%, 03/10/2014	1.24%	1.00%	09/20/2015	(500)	(4)	5
MSC	Republic of Indonesia, 7.25%, 04/20/2015	1.57%	1.00%	09/20/2016	(11,800)	(272)	455
UBS	Republic of Indonesia, 7.25%, 04/20/2015	1.57%	1.00%	09/20/2016	(1,000)	(23)	(9)
CIT	Republic of Kazakhstan	2.22%	1.00%	03/20/2016	(500)	(22)	(10)
DUB	Republic of Korea, 4.88%, 09/22/2014	0.31%	1.00%	12/20/2012	(5,600)	19	41
DUB	Republic of Korea, 4.88%, 09/22/2014	0.31%	1.00%	12/20/2012	(6,500)	22	51
DUB	Rio Tinto Finance USA Ltd., 6.50%, 07/15/2018	0.40%	1.00%	12/20/2012	(4,300)	12	(4)
CSI	Russian Federation, 7.50%, 03/31/2030	0.64%	1.00%	12/20/2012	(13,500)	23	136
MSC	Russian Federation, 7.50%, 03/31/2030	0.64%	1.00%	12/20/2012	(1,000)	2	10
BNP	U.S. Treasury Bond, 4.88%, 08/15/2016	0.34%	0.25%	03/20/2016	(8,250)	(29)	46
UBS	U.S. Treasury Bond, 4.88%, 08/15/2016	0.29%	0.25%	09/20/2015	(13,875)	(18)	97
DUB	UK Gilt Treasury Bond, 4.25%, 06/07/2032	0.30%	1.00%	06/20/2015	(4,900)	102	62
DUB	UK Gilt Treasury Bond, 4.25%, 06/07/2032	0.42%	1.00%	03/20/2016	(900)	19	4
DUB	UK Gilt Treasury Bond, 4.25%, 06/07/2032	0.46%	1.00%	06/20/2016	(20,700)	438	60
JPM	UK Gilt Treasury Bond, 4.25%, 06/07/2032	0.28%	1.00%	03/20/2015	(400)	8	6
JPM	UK Gilt Treasury Bond, 4.25%, 06/07/2032	0.28%	1.00%	03/20/2015	(900)	18	14
JPM	UK Gilt Treasury Bond, 4.25%, 06/07/2032	0.30%	1.00%	06/20/2015	(7,900)	164	100
JPM	UK Gilt Treasury Bond, 4.25%, 06/07/2032	0.37%	1.00%	12/20/2015	(1,000)	22	4
MSC	UK Gilt Treasury Bond, 4.25%, 06/07/2032	0.30%	1.00%	06/20/2015	(4,900)	102	62
MSC	UK Gilt Treasury Bond, 4.25%, 06/07/2032	0.46%	1.00%	06/20/2016	(1,200)	25	5
UBS	UK Gilt Treasury Bond, 4.25%, 06/07/2032	0.46%	1.00%	06/20/2016	(1,800)	38	7
BBP	United Mexican States, 5.95%, 03/19/2019	1.37%	1.00%	09/20/2017	(300)	(6)	1
BNP	United Mexican States, 5.95%, 03/19/2019	1.37%	1.00%	09/20/2017	(1,000)	(18)	4
BOA	United Mexican States, 7.50%, 04/08/2033	1.01%	1.00%	09/20/2015	(300)	—	3
CIT	United Mexican States, 7.50%, 04/08/2033	0.38%	1.00%	12/20/2012	(20,500)	61	26
CIT	United Mexican States, 7.50%, 04/08/2033	1.01%	1.00%	09/20/2015	(700)	—	7
DUB	United Mexican States, 7.50%, 04/08/2033	0.93%	1.00%	03/20/2015	(3,600)	7	57
DUB	United Mexican States, 7.50%, 04/08/2033	1.11%	1.00%	03/20/2016	(25,400)	(102)	(15)
JPM	United Mexican States, 7.50%, 04/08/2033	0.38%	1.00%	12/20/2012	(19,800)	59	21
JPM	United Mexican States, 7.50%, 04/08/2033	1.11%	0.92%	03/20/2016	(500)	(3)	(2)
					$(508,395)	$145	$(497)

(1)Notional amount is stated in USD.

(2)If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the referenced obligation agreement and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay the buyer of protection an amount equal to the notional amount of the referenced obligation and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the reference obligation or underlying securities comprising the referenced index.

(4)Implied credit spreads, represented in absolute terms, utilized in determining the value of credit default swap agreements on corporate issues, sovereign issues of an emerging market country, credit indices, U.S. Treasury issues or U.S. municipal issues serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative.  The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement.  Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the applicable agreement.

(5)The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs is limited to the notional amount which is defined under the terms of each swap agreement.

(6)If the Fund is a buyer of protection, the Fund pays the fixed rate.  If the Fund is a seller of protection, the Fund receives the fixed rate.

See accompanying Notes to Financial Statements.

Schedule of Total Return Swap Agreements

Counterparty	Receiving Return of Reference Entity	Rate Paid by Fund	Expiration Date	Notional Amount(1)		Unrealized Appreciation / (Depreciation)
JNL/AQR Managed Futures Strategy Fund
BOA	Canadian Government Bond Future, 10-Year	N/A	08/24/2012	CAD	6,038	$54
BOA	Euro-Bobl Future	N/A	09/03/2012	EUR	510	(8)
BOA	Euro-Buxl Bond Future, 30-Year	N/A	09/03/2012	EUR	143	(16)
BOA	Euro-Schatz Future	N/A	09/03/2012	EUR	87,847	(284)
BOA	U.K. Long Gilt Future	N/A	08/24/2012	GBP	2,372	15
BOA	U.S. Treasury Bond Future, 20-Year	N/A	08/28/2012		1,326	5
BOA	U.S. Treasury Note Future, 10-Year	N/A	08/28/2012		1,595	6
BOA	U.S. Treasury Note Future, 2-Year	N/A	08/28/2012		91,633	(35)
BOA	U.S. Treasury Note Future, 5-Year	N/A	08/28/2012		4,704	6
RBS	Swiss Market Index Future	N/A	06/14/2013	CHF	545	—
						$(257)
JNL/BlackRock Global Allocation Fund

CIT	HSCEI Dividend Point Index Future*	N/A	12/31/2012	HKD	3	$15
CIT	Nikkei Dividend Index Future*	N/A	03/31/2014	JPY	80	34
						$49

(1)Notional amount is stated in USD unless otherwise noted.

*Total return swap agreement fair valued in good faith in accordance with procedures established by the Board.  Fair valued securities may be classified as Level 2 or Level 3 for FASB ASC Topic 820 disclosures based on the applicable valuation inputs.  See FASB ASC Topic 820 note in the Notes to Financial Statements.

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Notes to Schedules of Investments

June 30, 2012

Summary of Investments by Country (as a percentage of total long-term investments)*:

	JNL/BlackRock Commodity Securities Fund	JNL/BlackRock Global Allocation Fund	JNL/Brookfield Global Infrastructure Fund	JNL/Capital Guardian Global Balanced Fund	JNL/Capital Guardian Global Diversified Research Fund	JNL/Eastspring Investments Asia ex-Japan Fund	JNL/Eastspring Investments China-India Fund	JNL/Franklin Templeton Global Growth Fund	JNL/Franklin Templeton Global Multisector Bond Fund
Australia	1.3%	3.7%	2.7%	1.1%	5.0%	—%	—%	—%	0.2%
Austria	—	—	—	0.5	—	—	—	0.3	—
Belarus	—	—	—	0.1	—	—	—	—	—
Belgium	—	—	—	0.2	—	—	—	—	—
Bermuda	0.4	0.1	—	0.8	0.6	—	—	—	—
Brazil	1.3	3.9	—	1.4	1.1	—	—	0.4	—
Canada	14.4	3.4	14.4	3.3	3.4	—	—	0.7	0.2
Cayman Islands	—	0.1	—	—	—	—	—	—	—
Chile	—	0.3	—	—	—	—	—	—	—
China	—	0.6	—	1.5	1.7	14.5	26.3	0.3	—
Colombia	—	—	—	0.1	—	—	—	—	—
Croatia	—	—	—	0.2	—	—	—	—	—
Denmark	—	—	—	0.3	0.8	—	—	—	—
European Union	—	0.1	—	—	—	—	—	—	—
Finland	—	—	—	0.6	0.7	—	—	—	—
France	2.4	1.7	2.4	2.6	3.5	—	—	9.4	0.2
Germany	—	4.8	0.8	4.9	1.5	—	—	5.2	—
Ghana	—	—	—	—	—	—	—	—	1.6
Hong Kong	1.0	2.0	2.7	2.3	3.3	22.5	24.1	1.5	—
Hungary	—	—	—	0.1	—	—	—	—	9.3
Iceland	—	—	—	—	—	—	—	—	2.3
India	—	0.3	—	0.9	0.6	9.2	49.6	0.4	0.1
Indonesia	—	0.1	—	0.2	—	5.1	—	—	—
Iraq	—	—	—	0.1	—	—	—	—	—
Ireland	—	0.3	—	0.3	0.7	—	—	2.2	9.7
Israel	—	0.3	—	0.1	—	—	—	—	3.2
Italy	1.0	0.6	1.6	0.2	—	—	—	2.8	0.2
Japan	—	7.1	1.0	9.1	6.9	—	—	3.6	—
Kazakhstan	—	0.1	—	—	—	—	—	—	—
Latvia	—	—	—	0.1	—	—	—	—	1.4
Lithuania	—	—	—	—	—	—	—	—	1.4
Luxembourg	—	0.1	—	0.8	—	—	—	—	0.4
Malaysia	—	0.9	—	0.1	0.3	2.7	—	—	12.9
Mexico	—	0.5	—	1.4	0.3	—	—	—	5.9
Netherlands	—	1.2	—	2.4	3.2	—	—	6.4	—
New Zealand	—	—	—	0.1	—	—	—	—	—
Norway	—	0.1	—	0.4	0.5	—	—	—	—
Philippines	—	0.1	—	0.1	—	—	—	—	1.9
Poland	—	0.2	—	0.8	—	—	—	—	6.0
Portugal	—	0.1	—	—	—	—	—	—	—
Russian Federation	—	0.5	—	1.4	0.9	—	—	0.7	1.5
Serbia	—	—	—	—	—	—	—	—	0.3
Serbia & Montenegro	—	—	—	—	—	—	—	—	1.5
Singapore	—	1.9	—	1.1	1.8	9.1	—	2.1	2.1
South Africa	—	0.1	—	0.4	—	—	—	—	0.8
South Korea	—	1.1	—	2.1	2.7	21.0	—	2.7	15.5
Spain	—	—	4.6	0.3	—	—	—	0.4	0.4
Sweden	—	0.1	—	2.0	1.8	—	—	1.0	3.8
Switzerland	1.2	1.6	1.0	3.5	5.8	—	—	7.2	—
Taiwan	—	0.6	—	0.5	0.8	13.0	—	1.1	—
Thailand	—	0.3	—	—	—	2.9	—	—	—
Turkey	—	0.1	—	0.2	—	—	—	1.0	—
Ukraine	—	—	—	—	—	—	—	—	3.3
United Arab Emirates	—	0.3	0.9	0.2	—	—	—	—	—
United Kingdom	0.5	6.3	9.5	7.4	10.9	—	—	11.8	0.6
United States	76.5	54.4	58.4	43.7	41.2	—	—	38.8	10.4
Uruguay	—	—	—	—	—	—	—	—	2.9
Venezuela	—	—	—	0.1	—	—	—	—	—
Total Long-Term Investments	100.0%	100.0%	100.0%	100.0%	100.0%	100.0%	100.0%	100.0%	100.0%

* The Funds presented in the table are those whose strategies included investment in non-U.S. securities as deemed significant by the Funds’ Adviser.

See accompanying Notes to Financial Statements.

	JNL/Franklin Templeton International Small Cap Growth Fund	JNL/Franklin Templeton Mutual Shares Fund	JNL/Invesco Global Real Estate Fund	JNL/Invesco International Growth Fund	JNL/Ivy Asset Strategy Fund	JNL/JPMorgan International Value Fund	JNL/Lazard Emerging Markets Fund	JNL/M&G Global Basics Fund	JNL/M&G Global Leaders Fund
Argentina	—%	—%	—%	—%	—%	—%	0.5%	—%	—%
Australia	—	—	8.6	5.8	—	2.3	—	17.8	2.1
Austria	1.3	—	0.3	—	—	—	—	2.3	—
Belgium	3.6	—	—	2.5	—	1.1	—	0.9	1.0
Bermuda	3.7	—	—	—	—	—	—	—	—
Brazil	—	—	—	1.8	—	—	18.6	—	1.5
Canada	2.9	0.5	4.8	8.5	—	0.6	0.8	1.2	1.1
China	—	—	0.9	1.2	8.4	1.1	3.4	—	0.9
Colombia	—	—	—	—	—	—	0.1	—	—
Cyprus	—	—	—	—	—	—	0.1	—	—
Denmark	—	1.1	—	1.4	—	—	—	—	—
Egypt	—	—	—	—	—	—	2.6	—	—
Finland	2.5	—	0.3	—	—	1.3	—	—	1.5
France	10.8	2.2	3.6	6.8	2.4	9.2	0.8	4.3	3.9
Germany	—	2.7	1.2	6.4	7.3	9.9	—	10.6	5.2
Greece	2.6	—	—	—	—	—	—	—	—
Hong Kong	2.6	—	10.8	4.3	5.2	3.8	3.5	2.3	3.0
Hungary	—	—	—	—	—	—	1.3	—	—
India	—	—	—	—	—	—	5.5	0.7	0.9
Indonesia	—	—	—	—	—	—	6.0	—	—
Ireland	12.7	—	—	—	—	—	—	2.5	—
Israel	—	0.6	—	1.7	—	0.8	—	—	—
Italy	3.5	—	0.1	—	1.3	4.7	—	—	1.4
Japan	14.3	0.3	9.7	9.3	—	23.4	—	4.4	14.3
Luxembourg	—	—	—	—	—	0.7	—	—	—
Macau	—	—	—	—	5.2	—	0.1	—	—
Malaysia	—	—	—	—	—	—	0.8	3.4	—
Mexico	—	—	—	4.4	—	—	5.3	—	—
Morocco	—	—	—	—	—	—	—	—	—
Netherlands	3.5	2.4	0.6	3.5	3.8	6.6	—	—	—
New Zealand	—	—	—	—	—	0.5	—	—	—
Norway	—	—	0.2	—	3.6	0.7	—	—	—
Pakistan	—	—	—	—	—	—	1.3	—	—
Philippines	—	—	—	—	—	—	2.2	—	—
Russian Federation	—	—	—	0.6	—	—	7.7	0.3	0.9
Singapore	2.9	—	4.6	2.8	—	—	—	7.7	1.1
South Africa	—	—	—	—	—	0.6	11.9	—	—
South Korea	3.9	0.3	—	2.7	2.0	2.2	14.1	—	—
Spain	2.9	—	—	1.2	—	1.7	—	0.5	1.4
Sweden	—	—	1.1	3.2	—	3.5	0.6	—	—
Switzerland	—	3.8	—	7.7	3.0	3.5	—	—	1.5
Taiwan	—	—	—	1.3	—	0.7	4.6	—	—
Thailand	—	—	—	—	—	—	2.2	—	1.4
Turkey	—	—	—	1.0	—	—	6.0	—	—
United Arab Emirates	—	—	—	—	—	—	—	1.7	—
United Kingdom	26.3	10.3	5.0	21.6	6.4	21.1	—	19.8	4.1
United States	—	75.8	48.2	0.3	51.4	—	—	19.6	52.8
Total Long-Term Investments	100.0%	100.0%	100.0%	100.0%	100.0%	100.0%	100.0%	100.0%	100.0%

* The Funds presented in the table are those whose strategies included investment in non-U.S. securities as deemed significant by the Funds’ Adviser.

See accompanying Notes to Financial Statements.

	JNL/Mellon Capital Management Emerging Markets Index Fund	JNL/Mellon Capital Management European 30 Fund	JNL/Mellon Capital Management Pacific Rim 30 Fund	JNL/Mellon Capital Management International Index Fund	JNL/Oppenheimer Global Growth Fund	JNL/Red Rocks Listed Private Equity Fund
Argentina	—%	—%	—%	—%	0.1%	—%
Australia	—	—	47.5	8.7	0.6	—
Austria	—	—	—	0.3	—	—
Belgium	—	6.4	—	1.1	0.1	6.1
Bermuda	—	—	—	—	—	1.1
Brazil	12.8	—	—	—	4.1	—
Canada	—	—	—	—	—	7.9
Chile	2.0	—	—	—	—	—
China	10.5	—	—	—	—	2.6
Colombia	1.3	—	—	—	—	—
Czech Republic	0.3	—	—	—	—	—
Denmark	—	6.9	—	1.1	1.3	2.5
Egypt	0.3	—	—	—	—	—
Finland	—	—	—	0.7	0.7	—
France	—	12.8	—	8.7	5.7	9.6
Germany	—	8.2	—	8.0	9.6	3.1
Greece	—	2.5	—	—	—	—
Guernsey	—	—	—	—	—	11.7
Hong Kong	7.1	—	2.5	3.0	—	—
Hungary	0.3	—	—	—	—	—
India	6.4	—	—	—	3.4	—
Indonesia	2.7	—	—	—	—	—
Ireland	—	—	—	0.3	—	—
Israel	—	—	—	0.6	—	—
Italy	—	6.3	—	2.1	2.0	—
Japan	—	—	48.1	21.9	9.1	—
Jersey	—	—	—	0.1	—	—
Luxembourg	—	—	—	0.4	—	—
Macau	—	—	—	0.1	—	—
Malaysia	3.5	—	—	—	—	—
Mexico	4.9	—	—	—	3.7	—
Morocco	0.1	—	—	—	—	—
Netherlands	—	8.3	—	4.9	2.0	—
New Zealand	—	—	—	0.1	—	—
Norway	—	3.5	—	0.9	—	—
Peru	0.5	—	—	—	—	—
Philippines	0.9	—	—	—	—	—
Poland	1.4	—	—	—	—	—
Portugal	—	—	—	0.2	—	—
Russian Federation	5.8	—	—	—	—	—
Singapore	—	—	—	1.9	—	—
South Africa	7.8	—	—	—	—	2.5
South Korea	15.0	—	—	—	0.6	—
Spain	—	—	—	2.6	3.7	—
Sweden	—	—	—	3.0	5.3	2.3
Switzerland	—	18.3	—	8.6	4.1	3.7
Taiwan	10.8	—	—	—	1.1	—
Thailand	2.2	—	—	—	—	—
Turkey	1.6	—	—	—	—	—
United Kingdom	—	26.8	—	20.7	2.2	27.3
United States	1.8	—	1.9	—	40.6	19.6
Total Long-Term Investments	100.0%	100.0%	100.0%	100.0%	100.0%	100.0%

* The Funds presented in the table are those whose strategies included investment in non-U.S. securities as deemed significant by the Funds’ Adviser.

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Statements of Assets and Liabilities (in thousands, except net asset value per share)

June 30, 2012

	JNL/American Funds Blue Chip Income and Growth Fund	JNL/American Funds Global Bond Fund	JNL/American Funds Global Small Capitalization Fund	JNL/American Funds Growth- Income Fund	JNL/American Funds International Fund	JNL/American Funds New World Fund	JNL Institutional Alt 20 Fund
Assets
Investments - unaffiliated, at value (a) (d)	$—	$—	$166,509	$659,942	$272,590	$—	$—
Investments - affiliated, at value (b)	563,442	399,337	—	—	—	352,421	1,153,297
Total investments, at value (c)	563,442	399,337	166,509	659,942	272,590	352,421	1,153,297
Cash	—	—	—	—	—	—	—
Foreign currency (e)	—	—	—	—	—	—	—
Receivable for investments sold	2,434	—	21	—	—	—	—
Receivable for fund shares sold	1,040	673	184	1,250	336	388	1,490
Receivable from adviser	199	177	80	206	116	220	—
Receivable for dividends and interest	—	—	—	—	—	—	—
Receivable for variation margin	—	—	—	—	—	—	—
Unrealized appreciation on forward foreign currency contracts	—	—	—	—	—	—	—
Unrealized appreciation on swap agreements	—	—	—	—	—	—	—
Swap premiums paid	—	—	—	—	—	—	—
Other assets	2	1	—	1	1	1	2
Total assets	567,117	400,188	166,794	661,399	273,043	353,030	1,154,789
Liabilities
Cash overdraft	—	—	—	—	—	—	—
Payable for reverse repurchase agreements	—	—	—	—	—	—	—
Payable for advisory fees	310	225	100	360	180	289	111
Payable for administrative fees	66	48	20	78	31	42	46
Payable for 12b-1 fee (Class A)	38	27	11	44	18	23	—
Payable for investment securities purchased	—	504	—	924	184	115	1,064
Payable for fund shares redeemed	3,474	169	204	325	152	273	425
Payable for dividends on securities sold short	—	—	—	—	—	—	—
Payable for interest expense and brokerage charges	—	—	—	—	—	—	—
Payable for trustee fees	3	3	1	4	2	2	12
Payable for other expenses	2	1	1	2	1	2	4
Payable for variation margin	—	—	—	—	—	—	—
Investment in forward sales commitments, at value (f)	—	—	—	—	—	—	—
Options written, at value (g)	—	—	—	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	—	—	—	—	—	—	—
Unrealized depreciation on swap agreements	—	—	—	—	—	—	—
Swap premiums received	—	—	—	—	—	—	—
Payable upon return of securities loaned	—	—	—	—	—	—	—
Total liabilities	3,893	977	337	1,737	568	746	1,662
Net assets	$563,224	$399,211	$166,457	$659,662	$272,475	$352,284	$1,153,127
Net assets consist of:
Paid-in capital	$524,320	$385,622	$178,954	$619,785	$289,285	$368,701	$1,075,466
Undistributed (excess of distributions over) net investment income	6,232	10,744	2,943	5,957	2,763	3,277	18,190
Accumulated net realized gain (loss)	2,724	7,203	1,688	994	900	2,157	33,837
Net unrealized appreciation (depreciation) on investments and foreign currency	29,948	(4,358)	(17,128)	32,926	(20,473)	(21,851)	25,634
	$563,224	$399,211	$166,457	$659,662	$272,475	$352,284	$1,153,127
Class A
Net assets	$563,141	$398,966	$166,364	$659,521	$272,362	$352,181	$1,153,127
Shares outstanding (no par value), unlimited shares authorized	50,956	35,914	17,517	59,935	28,309	34,790	79,684
Net asset value per share	$11.05	$11.11	$9.50	$11.00	$9.62	$10.12	$14.47
Class B
Net assets	$83	$245	$93	$141	$113	$103	n/a
Shares outstanding (no par value), unlimited shares authorized	7	22	10	13	12	10	n/a
Net asset value per share	$11.11	$11.17	$9.55	$11.05	$9.68	$10.18	n/a

(a)	Investments - unaffiliated, at cost	$—	$—	$183,637	$627,016	$293,063	$—	$—
(b)	Investments - affiliated, at cost	533,494	403,695	—	—	—	374,272	1,127,663
(c)	Total investments, at cost	$533,494	$403,695	$183,637	$627,016	$293,063	$374,272	$1,127,663
(d)	Including value of securities on loan	$—	$—	$—	$—	$—	$—	$—
(e)	Foreign currency, at cost	—	—	—	—	—	—	—
(f)	Proceeds from forward sales commitments	—	—	—	—	—	—	—
(g)	Premiums from options written	—	—	—	—	—	—	—

See accompanying Notes to Financial Statements.

	JNL Institutional Alt 35 Fund	JNL Institutional Alt 50 Fund	JNL Institutional Alt 65 Fund	JNL/American Funds Balanced Allocation Fund	JNL/American Funds Growth Allocation Fund	JNL Disciplined Moderate Fund	JNL Disciplined Moderate Growth Fund
Assets
Investments - unaffiliated, at value (a) (d)	$—	$—	$—	$26,039	$15,157	$—	$—
Investments - affiliated, at value (b)	1,690,972	2,283,747	945,805	—	—	592,071	652,731
Total investments, at value (c)	1,690,972	2,283,747	945,805	26,039	15,157	592,071	652,731
Cash	—	—	—	—	—	—	—
Foreign currency (e)	—	—	—	—	—	—	—
Receivable for investments sold	—	—	293	—	—	—	—
Receivable for fund shares sold	2,198	3,254	18	1,292	675	1,686	1,580
Receivable from adviser	—	—	—	—	—	—	—
Receivable for dividends and interest	—	—	—	—	—	—	—
Receivable for variation margin	—	—	—	—	—	—	—
Unrealized appreciation on forward foreign currency contracts	—	—	—	—	—	—	—
Unrealized appreciation on swap agreements	—	—	—	—	—	—	—
Swap premiums paid	—	—	—	—	—	—	—
Other assets	4	5	3	—	—	1	1
Total assets	1,693,174	2,287,006	946,119	27,331	15,832	593,758	654,312
Liabilities
Cash overdraft	—	—	—	—	—	—	—
Payable for reverse repurchase agreements	—	—	—	—	—	—	—
Payable for advisory fees	155	202	97	4	2	58	61
Payable for administrative fees	67	91	39	2	1	23	26
Payable for 12b-1 fee (Class A)	—	—	—	1	1	—	—
Payable for investment securities purchased	1,900	2,227	—	1,291	674	852	1,330
Payable for fund shares redeemed	298	1,026	311	1	1	834	250
Payable for dividends on securities sold short	—	—	—	—	—	—	—
Payable for interest expense and brokerage charges	—	—	—	—	—	—	—
Payable for trustee fees	18	22	13	—	—	8	9
Payable for other expenses	5	8	4	—	—	2	2
Payable for variation margin	—	—	—	—	—	—	—
Investment in forward sales commitments, at value (f)	—	—	—	—	—	—	—
Options written, at value (g)	—	—	—	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	—	—	—	—	—	—	—
Unrealized depreciation on swap agreements	—	—	—	—	—	—	—
Swap premiums received	—	—	—	—	—	—	—
Payable upon return of securities loaned	—	—	—	—	—	—	—
Total liabilities	2,443	3,576	464	1,299	679	1,777	1,678
Net assets	$1,690,731	$2,283,430	$945,655	$26,032	$15,153	$591,981	$652,634
Net assets consist of:
Paid-in capital	$1,584,522	$2,171,485	$894,065	$25,622	$14,893	$544,640	$607,835
Undistributed (excess of distributions over) net investment income	29,384	42,299	22,054	94	44	9,475	9,320
Accumulated net realized gain (loss)	62,208	72,225	56,227	45	10	27,851	30,799
Net unrealized appreciation (depreciation) on investments and foreign currency	14,617	(2,579)	(26,691)	271	206	10,015	4,680
	$1,690,731	$2,283,430	$945,655	$26,032	$15,153	$591,981	$652,634
Class A
Net assets	$1,690,731	$2,283,430	$945,655	$26,032	$15,153	$591,981	$652,634
Shares outstanding (no par value), unlimited shares authorized	112,608	149,248	60,222	2,674	1,575	57,274	69,524
Net asset value per share	$15.01	$15.30	$15.70	$9.73	$9.62	$10.34	$9.39
Class B
Net assets	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Shares outstanding (no par value), unlimited shares authorized	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Net asset value per share	n/a	n/a	n/a	n/a	n/a	n/a	n/a

(a)	Investments - unaffiliated, at cost	$—	$—	$—	$25,768	$14,951	$—	$—
(b)	Investments - affiliated, at cost	1,676,355	2,286,326	972,496	—	—	582,056	648,051
(c)	Total investments, at cost	$1,676,355	$2,286,326	$972,496	$25,768	$14,951	$582,056	$648,051
(d)	Including value of securities on loan	$—	$—	$—	$—	$—	$—	$—
(e)	Foreign currency, at cost	—	—	—	—	—	—	—
(f)	Proceeds from forward sales commitments	—	—	—	—	—	—	—
(g)	Premiums from options written	—	—	—	—	—	—	—

See accompanying Notes to Financial Statements.

	JNL Disciplined Growth Fund	JNL/AQR Managed Futures Strategy Fund	JNL/BlackRock Commodity Securities Fund	JNL/BlackRock Global Allocation Fund(h)	JNL/Brookfield Global Infrastructure Fund	JNL/Capital Guardian Global Balanced Fund	JNL/Capital Guardian Global Diversified Research Fund
Assets
Investments - unaffiliated, at value (a) (d)	$—	$50,179	$1,122,303	$1,053,042	$190,903	$377,436	$305,822
Investments - affiliated, at value (b)	249,168	380,041	82,270	54,820	30,549	44,597	24,999
Total investments, at value (c)	249,168	430,220	1,204,573	1,107,862	221,452	422,033	330,821
Cash	—	—	43	2,651	18	—	—
Foreign currency (e)	—	2,509	266	547	—	127	171
Receivable for investments sold	—	2,955	4,860	14,074	20,365	3,969	158
Receivable for fund shares sold	393	1,043	805	3,622	205	92	438
Receivable from adviser	—	—	—	—	—	—	—
Receivable for dividends and interest	—	19	783	3,819	1,084	2,066	636
Receivable for variation margin	—	124	—	345	—	—	—
Receivable for deposits with brokers	—	14,825	—	1,591	—	—	—
Unrealized appreciation on forward foreign currency contracts	—	5,744	—	516	1	181	—
Unrealized appreciation on swap agreements	—	86	—	69	—	—	—
Swap premiums paid	—	—	—	309	—	—	—
Other assets	1	2	3	5	1	1	1
Total assets	249,562	457,527	1,211,333	1,135,410	243,126	428,469	332,225
Liabilities
Cash overdraft	—	2,418	—	—	—	—	—
Payable for reverse repurchase agreements	—	—	—	—	—	—	—
Payable for advisory fees	25	387	543	609	115	204	180
Payable for administrative fees	10	83	131	121	22	47	37
Payable for 12b-1 fee (Class A)	—	25	59	56	10	21	17
Payable for investment securities purchased	361	2,979	39,803	28,402	29,014	15,029	127
Payable for fund shares redeemed	33	250	341	343	18	134	109
Payable for dividends on securities sold short	—	—	—	—	—	—	—
Payable for interest expense and brokerage charges	—	—	—	—	—	—	—
Payable for trustee fees	3	3	24	4	1	12	13
Payable for other expenses	1	2	5	16	5	8	14
Payable for variation margin	—	4,182	—	352	—	—	—
Investment in forward sales commitments, at value (f)	—	—	—	—	—	—	—
Options written, at value (g)	—	—	—	2,826	—	—	—
Unrealized depreciation on forward foreign currency contracts	—	12,261	—	868	6	429	—
Unrealized depreciation on swap agreements	—	343	—	142	—	—	—
Swap premiums received	—	—	—	—	—	—	—
Payable upon return of securities loaned	—	—	12,260	49,523	20,873	21,469	18,859
Total liabilities	433	22,933	53,166	83,262	50,064	37,353	19,356
Net assets	$249,129	$434,594	$1,158,167	$1,052,148	$193,062	$391,116	$312,869
Net assets consist of:
Paid-in capital	$237,791	$447,427	$1,256,558	$1,051,026	$177,539	$408,340	$338,585
Undistributed (excess of distributions over) net investment income	3,003	(5,665)	266	4,868	2,630	10,949	6,255
Accumulated net realized gain (loss)	10,844	2,657	(32,337)	(7,028)	3,613	(41,195)	(58,616)
Net unrealized appreciation (depreciation) on investments and foreign currency	(2,509)	(9,825)	(66,320)	3,282	9,280	13,022	26,645
	$249,129	$434,594	$1,158,167	$1,052,148	$193,062	$391,116	$312,869
Class A
Net assets	$249,129	$434,500	$1,157,405	$1,051,976	$192,937	$390,689	$312,539
Shares outstanding (no par value), unlimited shares authorized	29,028	46,366	122,069	102,778	17,286	41,978	13,541
Net asset value per share	$8.58	$9.37	$9.48	$10.24	$11.16	$9.31	$23.08
Class B
Net assets	n/a	$94	$762	$172	$125	$427	$330
Shares outstanding (no par value), unlimited shares authorized	n/a	10	80	17	11	45	14
Net asset value per share	n/a	$9.39	$9.54	$10.28	$11.17	$9.54	$23.32

(a) Investments - unaffiliated, at cost	$—	$50,179	$1,188,621	$1,050,114	$181,625	$364,182	$279,171
(b) Investments - affiliated, at cost	251,677	380,041	82,274	55,100	30,549	44,604	25,004
(c) Total investments, at cost	$251,677	$430,220	$1,270,895	$1,105,214	$212,174	$408,786	$304,175
(d) Including value of securities on loan	$—	$—	$12,041	$48,748	$20,328	$21,025	$18,528
(e) Foreign currency, at cost	—	2,510	266	545	—	127	171
(f) Proceeds from forward sales commitments	—	—	—	—	—	—	—
(g) Premiums from options written	—	—	—	3,579	—	—	—
(h) Consolidated Statement of Assets and Liabilities.

See accompanying Notes to Financial Statements.

	JNL/DFA U.S. Core Equity Fund	JNL/Eagle SmallCap Equity Fund	JNL/Eastspring Investments Asia ex-Japan Fund	JNL/Eastspring Investments China-India Fund	JNL/Franklin Templeton Founding Strategy Fund	JNL/Franklin Templeton Global Growth Fund	JNL/Franklin Templeton Global Multisector Bond Fund
Assets
Investments - unaffiliated, at value (a) (d)	$280,562	$889,769	$129,761	$310,116	$—	$534,807	$331,239
Investments - affiliated, at value (b)	14,565	89,373	6,792	25,566	1,124,130	41,974	93,517
Total investments, at value (c)	295,127	979,142	136,553	335,682	1,124,130	576,781	424,756
Cash	6	—	—	—	—	71	—
Foreign currency (e)	—	—	619	1,493	—	—	2,594
Receivable for investments sold	13	420	680	905	—	460	2,512
Receivable for fund shares sold	248	836	275	228	618	579	2,066
Receivable from adviser	26	—	—	—	—	—	—
Receivable for dividends and interest	305	348	478	3,016	—	1,458	5,462
Receivable for variation margin	—	—	—	—	—	—	—
Receivable for deposits with brokers	—	—	—	—	—	—	1,050
Receivable for deposits with counterparties	—	—	—	—	—	—	1,217
Unrealized appreciation on forward foreign currency contracts	—	—	—	—	—	—	8,767
Unrealized appreciation on swap agreements	—	—	—	—	—	—	—
Swap premiums paid	—	—	—	—	—	—	—
Other assets	1	3	—	1	3	2	1
Total assets	295,726	980,749	138,605	341,325	1,124,751	579,351	448,425
Liabilities
Cash overdraft	—	—	—	—	—	—	530
Payable for reverse repurchase agreements	—	—	—	—	—	—	—
Payable for advisory fees	137	489	95	226	—	305	240
Payable for administrative fees	22	71	16	50	44	66	48
Payable for 12b-1 fee (Class A)	15	48	7	17	—	30	22
Payable for investment securities purchased	1,716	6,074	725	1,421	223	467	5,032
Payable for fund shares redeemed	71	462	32	168	395	549	126
Payable for dividends on securities sold short	—	—	—	—	—	—	—
Payable for interest expense and brokerage charges	—	—	—	—	—	—	—
Payable for trustee fees	7	17	3	7	34	15	1
Payable for other expenses	1	4	25	18	4	17	6
Payable for variation margin	—	—	—	—	—	—	—
Payable for deposits from counterparties	—	—	—	—	—	—	1,217
Investment in forward sales commitments, at value (f)	—	—	—	—	—	—	—
Options written, at value (g)	—	—	—	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	—	—	—	—	—	—	2,407
Unrealized depreciation on swap agreements	—	—	—	—	—	—	—
Swap premiums received	—	—	—	—	—	—	—
Payable upon return of securities loaned	12,160	69,665	3,834	20,403	—	18,859	25,631
Total liabilities	14,129	76,830	4,737	22,310	700	20,308	35,260
Net assets	$281,597	$903,919	$133,868	$319,015	$1,124,051	$559,043	$413,165
Net assets consist of:
Paid-in capital	$261,671	$824,764	$140,181	$373,776	$1,205,373	$626,509	$395,788
Undistributed (excess of distributions over) net investment income	3,248	(1,986)	2,191	6,097	24,988	16,656	6,158
Accumulated net realized gain (loss)	21,785	31,631	918	(6,010)	(82,969)	(19,506)	296
Net unrealized appreciation (depreciation) on investments and foreign currency	(5,107)	49,510	(9,422)	(54,848)	(23,341)	(64,616)	10,923
	$281,597	$903,919	$133,868	$319,015	$1,124,051	$559,043	$413,165
Class A
Net assets	$281,382	$903,131	$133,664	$318,696	$1,124,051	$558,727	$412,941
Shares outstanding (no par value), unlimited shares authorized	36,306	42,734	17,779	51,130	124,176	70,594	38,579
Net asset value per share	$7.75	$21.13	$7.52	$6.23	$9.05	$7.91	$10.70
Class B
Net assets	$215	$788	$204	$319	n/a	$316	$224
Shares outstanding (no par value), unlimited shares authorized	27	37	27	51	n/a	40	21
Net asset value per share	$8.11	$21.59	$7.54	$6.28	n/a	$7.94	$10.71

(a) Investments - unaffiliated, at cost	$285,669	$840,250	$139,183	$364,966	$—	$599,415	$326,619
(b) Investments - affiliated, at cost	14,565	89,382	6,792	25,566	1,147,471	41,976	93,517
(c) Total investments, at cost	$300,234	$929,632	$145,975	$390,532	$1,147,471	$641,391	$420,136
(d) Including value of securities on loan	$12,148	$70,670	$3,623	$19,166	$—	$19,222	$25,248
(e) Foreign currency, at cost	—	—	619	1,479	—	—	2,576
(f) Proceeds from forward sales commitments	—	—	—	—	—	—	—
(g) Premiums from options written	—	—	—	—	—	—	—

See accompanying Notes to Financial Statements.

	JNL/Franklin Templeton Income Fund	JNL/Franklin Templeton International Small Cap Growth Fund	JNL/Franklin Templeton Mutual Shares Fund	JNL/Franklin Templeton Small Cap Value Fund	JNL/Goldman Sachs Core Plus Bond Fund	JNL/Goldman Sachs Emerging Markets Debt Fund	JNL/Goldman Sachs Mid Cap Value Fund
Assets
Investments - unaffiliated, at value (a) (d)	$1,289,599	$224,664	$689,663	$422,408	$1,229,433	$773,507	$831,344
Investments - affiliated, at value (b)	370,668	41,450	64,798	38,930	324,866	36,090	27,035
Total investments, at value (c)	1,660,267	266,114	754,461	461,338	1,554,299	809,597	858,379
Cash	113	—	197	—	2,711	1,516	—
Foreign currency (e)	41	104	1,032	—	95	160	—
Receivable for investments sold	—	2,242	7,220	181	664,735	145,838	6,125
Receivable for fund shares sold	1,375	201	376	403	2,210	682	1,156
Receivable from adviser	—	—	—	—	—	—	—
Receivable for dividends and interest	16,226	748	1,910	288	5,715	11,564	1,482
Receivable for variation margin	—	—	—	—	105	31	—
Receivable for deposits with brokers	—	—	—	—	1,386	150	—
Receivable for deposits with counterparties	—	—	—	—	—	4,071	—
Unrealized appreciation on forward foreign currency contracts	—	—	2,304	—	1,184	10,906	—
Unrealized appreciation on swap agreements	—	—	—	—	2,737	4,317	—
Swap premiums paid	—	—	—	—	169	—	—
Other assets	4	1	33	1	3	2	3
Total assets	1,678,026	269,410	767,533	462,211	2,235,349	988,834	867,145
Liabilities
Cash overdraft	—	—	—	—	—	—	—
Payable for reverse repurchase agreements	—	—	—	—	—	—	—
Payable for advisory fees	720	181	432	280	549	474	471
Payable for administrative fees	113	29	58	35	96	100	67
Payable for 12b-1 fee (Class A)	76	13	40	23	64	45	44
Payable for investment securities purchased	3,946	2,536	7,511	1,035	908,270	141,030	7,961
Payable for fund shares redeemed	442	149	244	623	1,026	261	326
Payable for dividends on securities sold short	—	—	—	—	—	—	—
Payable for interest expense and brokerage charges	—	—	—	—	—	—	—
Payable for trustee fees	31	5	18	9	34	13	15
Payable for other expenses	5	14	44	2	4	6	3
Payable for variation margin	—	—	—	—	2,045	—	—
Payable for deposits from counterparties	—	—	—	—	—	4,071	—
Investment in forward sales commitments, at value (f)	—	—	—	—	90,768	—	—
Options written, at value (g)	—	—	—	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	—	—	274	—	1,922	7,626	—
Unrealized depreciation on swap agreements	—	—	—	—	3,774	381	—
Swap premiums received	—	—	—	—	3,339	—	—
Payable upon return of securities loaned	251,508	29,075	12,999	22,584	39,676	4,914	14,526
Total liabilities	256,841	32,002	21,620	24,591	1,051,567	158,921	23,413
Net assets	$1,421,185	$237,408	$745,913	$437,620	$1,183,782	$829,913	$843,732
Net assets consist of:
Paid-in capital	$1,399,778	$254,595	$766,317	$408,848	$1,104,576	$784,554	$818,637
Undistributed (excess of distributions over) net investment income	108,112	5,762	13,058	4,852	29,478	18,194	3,020
Accumulated net realized gain (loss)	(60,689)	(1,439)	(53,592)	6,287	42,114	24,139	(6,021)
Net unrealized appreciation (depreciation) on investments and foreign currency	(26,016)	(21,510)	20,130	17,633	7,614	3,026	28,096
	$1,421,185	$237,408	$745,913	$437,620	$1,183,782	$829,913	$843,732
Class A
Net assets	$1,420,622	$237,226	$745,487	$437,223	$1,183,489	$829,643	$834,323
Shares outstanding (no par value), unlimited shares authorized	135,327	33,192	85,896	40,201	93,654	63,555	81,223
Net asset value per share	$10.50	$7.15	$8.68	$10.88	$12.64	$13.05	$10.27
Class B
Net assets	$563	$182	$425	$397	$293	$270	$9,409
Shares outstanding (no par value), unlimited shares authorized	56	25	49	37	23	21	914
Net asset value per share	$10.14	$7.20	$8.74	$10.86	$12.83	$13.13	$10.30

(a) Investments - unaffiliated, at cost	$1,315,589	$246,177	$671,581	$404,770	$1,219,266	$777,770	$803,585
(b) Investments - affiliated, at cost	370,681	41,452	64,798	38,935	324,870	36,090	27,039
(c) Total investments, at cost	$1,686,270	$287,629	$736,379	$443,705	$1,544,136	$813,860	$830,624
(d) Including value of securities on loan	$247,220	$28,540	$12,804	$22,712	$38,699	$4,618	$14,792
(e) Foreign currency, at cost	41	103	1,037	—	94	251	—
(f) Proceeds from forward sales commitments	—	—	—	—	90,741	—	—
(g) Premiums from options written	—	—	—	—	—	—	—

See accompanying Notes to Financial Statements.

	JNL/Goldman Sachs U.S. Equity Flex Fund	JNL/Invesco Global Real Estate Fund	JNL/Invesco International Growth Fund	JNL/Invesco Large Cap Growth Fund	JNL/Invesco Small Cap Growth Fund	JNL/Ivy Asset Strategy Fund	JNL/JPMorgan International Value Fund
Assets
Investments - unaffiliated, at value (a) (d)	$140,815	$780,977	$647,458	$1,087,940	$216,312	$1,649,882	$623,751
Investments - affiliated, at value (b)	2,701	84,161	127,369	52,580	25,959	62,907	48,210
Total investments, at value (c)	143,516	865,138	774,827	1,140,520	242,271	1,712,789	671,961
Cash	—	57	—	—	—	16,391	—
Foreign currency (e)	—	591	1,250	—	—	—	3,439
Receivable for investments sold	5,436	2,161	—	27,142	375	3,782	17,112
Receivable for fund shares sold	48	593	1,043	1,428	133	1,653	680
Receivable from adviser	—	—	—	—	—	—	—
Receivable for dividends and interest	173	2,968	1,859	1,103	85	5,000	2,294
Receivable for variation margin	—	—	—	—	—	—	—
Receivable for deposits with counterparties	—	—	—	—	—	20,840	—
Unrealized appreciation on forward foreign currency contracts	—	—	—	—	—	—	3,162
Unrealized appreciation on swap agreements	—	—	—	—	—	—	—
Swap premiums paid	—	—	—	—	—	—	—
Other assets	—	2	2	3	1	5	2
Total assets	149,173	871,510	778,981	1,170,196	242,865	1,760,460	698,650
Liabilities
Cash overdraft	—	—	—	—	—	—	—
Payable for reverse repurchase agreements	—	—	—	—	—	—	—
Payable for advisory fees	72	465	364	585	150	1,247	326
Payable for administrative fees	14	99	85	89	17	217	75
Payable for 12b-1 fee (Class A)	6	43	38	60	12	95	34
Payable for investment securities purchased	7,027	2,796	493	30,777	324	—	15,117
Payable for fund shares redeemed	46	249	366	2,316	647	646	262
Payable for dividends on securities sold short	22	—	—	—	—	—	—
Payable for interest expense and brokerage charges	22	—	—	—	—	—	—
Payable for trustee fees	4	17	21	28	5	19	24
Payable for other expenses	—	16	25	5	1	14	38
Payable for variation margin	—	—	—	—	—	—	—
Payable for deposits from counterparties	—	—	—	—	—	20,840	—
Investment in securities sold short, at value (f)	28,214	—	—	—	—	—	—
Options written, at value (g)	—	—	—	—	—	2,236	—
Unrealized depreciation on forward foreign currency contracts	—	—	—	—	—	1,774	1,347
Unrealized depreciation on swap agreements	—	—	—	—	—	—	—
Swap premiums received	—	—	—	—	—	—	—
Payable upon return of securities loaned	—	72,999	56,394	16,161	20,547	—	38,973
Total liabilities	35,427	76,684	57,786	50,021	21,703	27,088	56,196
Net assets	$113,746	$794,826	$721,195	$1,120,175	$221,162	$1,733,372	$642,454
Net assets consist of:
Paid-in capital	$109,963	$768,480	$777,867	$992,449	$188,743	$1,733,145	$876,079
Undistributed (excess of distributions over) net investment income	627	20,254	19,354	576	(405)	20,745	32,552
Accumulated net realized gain (loss)	(2,776)	(34,095)	(110,709)	38,332	17,669	(65,077)	(239,696)
Net unrealized appreciation (depreciation) on investments and foreign currency	5,932	40,187	34,683	88,818	15,155	44,559	(26,481)
	$113,746	$794,826	$721,195	$1,120,175	$221,162	$1,733,372	$642,454
Class A
Net assets	$113,541	$794,052	$720,695	$1,119,343	$220,708	$1,732,932	$641,933
Shares outstanding (no par value), unlimited shares authorized	14,179	89,173	72,076	88,452	16,174	156,616	98,279
Net asset value per share	$8.01	$8.90	$10.00	$12.65	$13.65	$11.06	$6.53
Class B
Net assets	$205	$774	$500	$832	$454	$440	$521
Shares outstanding (no par value), unlimited shares authorized	25	86	48	65	33	40	78
Net asset value per share	$8.07	$9.00	$10.47	$12.77	$13.92	$11.11	$6.68

(a) Investments - unaffiliated, at cost	$134,027	$742,909	$612,786	$999,119	$201,154	$1,608,375	$652,068
(b) Investments - affiliated, at cost	2,701	84,169	127,377	52,583	25,962	62,907	48,218
(c) Total investments, at cost	$136,728	$827,078	$740,163	$1,051,702	$227,116	$1,671,282	$700,286
(d) Including value of securities on loan	$—	$71,232	$54,595	$15,618	$20,670	$—	$36,996
(e) Foreign currency, at cost	—	587	1,214	—	—	—	3,447
(f) Proceeds from securities sold short	27,358	—	—	—	—	—	—
(g) Premiums from options written	—	—	—	—	—	7,072	—

See accompanying Notes to Financial Statements.

	JNL/JPMorgan MidCap Growth Fund	JNL/JPMorgan U.S. Government & Quality Bond Fund	JNL/Lazard Emerging Markets Fund	JNL/Lazard Mid Cap Equity Fund	JNL/M&G Global Basics Fund	JNL/M&G Global Leaders Fund	JNL/Mellon Capital Management 10 x 10 Fund
Assets
Investments - unaffiliated, at value (a) (d)	$575,331	$1,506,283	$1,195,557	$204,564	$301,399	$38,334	$—
Investments - affiliated, at value (b)	86,177	99,692	57,229	7,350	38,752	2,684	293,810
Total investments, at value (c)	661,508	1,605,975	1,252,786	211,914	340,151	41,018	293,810
Cash	—	—	56	—	67	6	—
Foreign currency (e)	—	—	988	—	1,560	423	—
Receivable for investments sold	702	—	7,966	4,005	2,917	405	50
Receivable for fund shares sold	725	2,214	503	105	388	20	115
Receivable from adviser	—	—	8	—	—	—	—
Receivable for dividends and interest	197	6,600	4,944	210	330	56	—
Receivable for variation margin	—	—	—	—	—	—	—
Unrealized appreciation on forward foreign currency contracts	—	—	—	—	—	—	—
Unrealized appreciation on swap agreements	—	—	—	—	—	—	—
Swap premiums paid	—	—	—	—	—	—	—
Other assets	1	4	3	1	1	—	1
Total assets	663,133	1,614,793	1,267,254	216,235	345,414	41,928	293,976
Liabilities
Cash overdraft	—	—	—	—	—	—	—
Payable for reverse repurchase agreements	—	—	—	—	—	—	—
Payable for advisory fees	322	489	828	120	206	27	—
Payable for administrative fees	49	129	143	17	36	4	12
Payable for 12b-1 fee (Class A)	32	86	64	11	16	2	—
Payable for investment securities purchased	705	7,858	13,015	2,830	4,366	1,031	—
Payable for fund shares redeemed	394	981	439	102	146	6	165
Payable for dividends on securities sold short	—	—	—	—	—	—	—
Payable for interest expense and brokerage charges	—	—	—	—	—	—	—
Payable for trustee fees	10	31	30	9	4	1	7
Payable for other expenses	16	6	24	2	8	13	1
Payable for variation margin	—	—	—	—	—	—	—
Investment in forward sales commitments, at value (f)	—	—	—	—	—	—	—
Options written, at value (g)	—	—	—	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	—	—	—	—	—	—	—
Unrealized depreciation on swap agreements	—	—	—	—	—	—	—
Swap premiums received	—	—	—	—	—	—	—
Payable upon return of securities loaned	58,504	24,176	38,311	3,681	35,190	1,339	—
Total liabilities	60,032	33,756	52,854	6,772	39,972	2,423	185
Net assets	$603,101	$1,581,037	$1,214,400	$209,463	$305,442	$39,505	$293,791
Net assets consist of:
Paid-in capital	$610,269	$1,410,481	$1,182,931	$249,963	$311,575	$40,503	$276,747
Undistributed (excess of distributions over) net investment income	847	56,003	43,167	1,004	3,997	408	7,035
Accumulated net realized gain (loss)	(24,868)	(2,037)	58,057	(40,860)	(3,817)	(1,764)	(35,300)
Net unrealized appreciation (depreciation) on investments and foreign currency	16,853	116,590	(69,755)	(644)	(6,313)	358	45,309
	$603,101	$1,581,037	$1,214,400	$209,463	$305,442	$39,505	$293,791
Class A
Net assets	$602,890	$1,579,707	$1,213,677	$209,250	$305,338	$39,364	$293,791
Shares outstanding (no par value), unlimited shares authorized	29,584	110,963	114,320	18,661	23,507	3,630	34,522
Net asset value per share	$20.38	$14.24	$10.62	$11.21	$12.99	$10.85	$8.51
Class B
Net assets	$211	$1,330	$723	$213	$104	$141	n/a
Shares outstanding (no par value), unlimited shares authorized	10	89	68	19	8	13	n/a
Net asset value per share	$20.55	$14.87	$10.67	$11.32	$13.06	$10.88	n/a

(a) Investments - unaffiliated, at cost	$558,475	$1,389,666	$1,265,321	$205,205	$307,721	$37,979	$—
(b) Investments - affiliated, at cost	86,180	99,719	57,236	7,353	38,752	2,684	248,501
(c) Total investments, at cost	$644,655	$1,489,385	$1,322,557	$212,558	$346,473	$40,663	$248,501
(d) Including value of securities on loan	$58,505	$23,542	$37,903	$3,746	$33,882	$1,286	$—
(e) Foreign currency, at cost	—	—	988	—	1,551	421	—
(f) Proceeds from forward sales commitments	—	—	—	—	—	—	—
(g) Premiums from options written	—	—	—	—	—	—	—

See accompanying Notes to Financial Statements.

	JNL/Mellon Capital Management Index 5 Fund	JNL/Mellon Capital Management Emerging Markets Index Fund	JNL/Mellon Capital Management European 30 Fund	JNL/Mellon Capital Management Pacific Rim 30 Fund	JNL/Mellon Capital Management S&P 500 Index Fund	JNL/Mellon Capital Management S&P 400 MidCap Index Fund	JNL/Mellon Capital Management Small Cap Index Fund
Assets
Investments - unaffiliated, at value (a) (d)	$—	$248,850	$23,408	$87,433	$1,283,277	$807,985	$888,562
Investments - affiliated, at value (b)	476,415	14,745	761	5,799	53,487	68,861	154,092
Total investments, at value (c)	476,415	263,595	24,169	93,232	1,336,764	876,846	1,042,654
Cash	—	158	—	—	—	10	426
Foreign currency (e)	—	625	8	309	—	—	7
Receivable for investments sold	111	805	—	—	1,136	7,705	317
Receivable for fund shares sold	61	509	6	31	2,562	664	491
Receivable from adviser	—	—	—	—	—	—	—
Receivable for dividends and interest	—	1,029	82	397	1,668	784	1,038
Receivable for variation margin	—	—	—	—	1,080	784	803
Unrealized appreciation on forward foreign currency contracts	—	—	—	—	—	—	—
Unrealized appreciation on swap agreements	—	—	—	—	—	—	—
Swap premiums paid	—	—	—	—	—	—	—
Other assets	1	—	—	1	4	2	3
Total assets	476,588	266,721	24,265	93,970	1,343,214	886,795	1,045,739
Liabilities
Cash overdraft	—	—	—	—	—	—	—
Payable for reverse repurchase agreements	—	—	—	—	—	—	—
Payable for advisory fees	—	78	7	24	268	179	190
Payable for administrative fees	19	30	4	12	105	66	71
Payable for 12b-1 fee (Class A)	—	13	1	5	70	44	48
Payable for investment securities purchased	—	3,027	—	390	2,071	2,636	—
Payable for fund shares redeemed	172	308	41	40	1,975	821	759
Payable for dividends on securities sold short	—	—	—	—	—	—	—
Payable for interest expense and brokerage charges	—	—	—	—	—	—	—
Payable for trustee fees	8	1	—	1	44	23	25
Payable for other expenses	1	51	—	—	134	82	20
Payable for variation margin	—	—	—	—	—	—	—
Investment in forward sales commitments, at value (f)	—	—	—	—	—	—	—
Options written, at value (g)	—	—	—	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	—	—	—	—	—	—	—
Unrealized depreciation on swap agreements	—	—	—	—	—	—	—
Swap premiums received	—	—	—	—	—	—	—
Payable upon return of securities loaned	—	10,677	670	5,765	11,869	49,511	130,875
Total liabilities	200	14,185	723	6,237	16,536	53,362	131,988
Net assets	$476,388	$252,536	$23,542	$87,733	$1,326,678	$833,433	$913,751
Net assets consist of:
Paid-in capital	$419,225	$271,031	$27,015	$84,313	$1,108,909	$757,277	$804,263
Undistributed (excess of distributions over) net investment income	7,536	2,529	1,731	3,168	10,339	7,309	10,763
Accumulated net realized gain (loss)	5,212	(4,807)	(1,421)	424	(8,755)	13,745	20,717
Net unrealized appreciation (depreciation) on investments and foreign currency	44,415	(16,217)	(3,783)	(172)	216,185	55,102	78,008
	$476,388	$252,536	$23,542	$87,733	$1,326,678	$833,433	$913,751
Class A
Net assets	$476,388	$252,423	$23,397	$87,520	$1,310,038	$825,740	$901,976
Shares outstanding (no par value), unlimited shares authorized	48,264	26,824	2,409	7,183	114,478	59,945	72,067
Net asset value per share	$9.87	$9.41	$9.71	$12.18	$11.44	$13.77	$12.52
Class B
Net assets	n/a	$113	$145	$213	$16,640	$7,693	$11,775
Shares outstanding (no par value), unlimited shares authorized	n/a	12	15	17	1,426	550	929
Net asset value per share	n/a	$9.42	$9.76	$12.25	$11.67	$13.98	$12.68

(a) Investments - unaffiliated, at cost	$—	$265,254	$27,188	$87,615	$1,067,516	$754,858	$813,890
(b) Investments - affiliated, at cost	432,000	14,745	761	5,799	54,370	68,876	154,113
(c) Total investments, at cost	$432,000	$279,999	$27,949	$93,414	$1,121,886	$823,734	$968,003
(d) Including value of securities on loan	$—	$10,128	$656	$5,594	$11,928	$49,869	$130,626
(e) Foreign currency, at cost	—	620	8	308	—	—	7
(f) Proceeds from forward sales commitments	—	—	—	—	—	—	—
(g) Premiums from options written	—	—	—	—	—	—	—

See accompanying Notes to Financial Statements.

	JNL/Mellon Capital Management International Index Fund	JNL/Mellon Capital Management Bond Index Fund	JNL/Mellon Capital Management Global Alpha Fund	JNL/Mellon Capital Management Dow Jones U.S. Contrarian Opportunities Index Fund	JNL/Morgan Stanley Mid Cap Growth Fund	JNL/Neuberger Berman Strategic Income Fund	JNL/Oppenheimer Global Growth Fund
Assets
Investments - unaffiliated, at value (a) (d)	$1,276,252	$1,707,177	$433,155	$60,323	$7,913	$31,033	$608,906
Investments - affiliated, at value (b)	103,845	135,357	44,348	192	812	7,263	49,103
Total investments, at value (c)	1,380,097	1,842,534	477,503	60,515	8,725	38,296	658,009
Cash	155	362	1,761	—	—	—	—
Foreign currency (e)	14,156	—	—	—	2	8	221
Receivable for investments sold	62	25,586	—	744	—	1,571	13,799
Receivable for fund shares sold	553	2,208	623	77	36	105	641
Receivable from adviser	—	—	—	—	—	—	—
Receivable for dividends and interest	4,255	11,347	3	36	4	182	383
Receivable for variation margin	601	—	6,095	—	—	8	—
Receivable for deposits with brokers	—	—	—	—	—	37	—
Unrealized appreciation on forward foreign currency contracts	193	—	7,606	—	—	—	—
Unrealized appreciation on swap agreements	—	—	—	—	—	16	—
Swap premiums paid	—	—	—	—	—	—	—
Other assets	3	5	2	—	—	—	2
Total assets	1,400,075	1,882,042	493,593	61,372	8,767	40,223	673,055
Liabilities
Cash overdraft	—	—	—	—	—	9	—
Payable for reverse repurchase agreements	—	—	—	—	—	—	—
Payable for advisory fees	272	366	429	15	5	13	316
Payable for administrative fees	154	141	65	7	1	2	73
Payable for 12b-1 fee (Class A)	68	94	27	3	—	2	33
Payable for investment securities purchased	881	81,862	—	843	413	10,412	20,013
Payable for fund shares redeemed	384	892	159	—	—	1	351
Payable for dividends on securities sold short	—	—	—	—	—	—	—
Payable for interest expense and brokerage charges	—	5	—	—	—	—	—
Payable for trustee fees	34	35	5	—	—	—	16
Payable for other expenses	123	6	2	3	1	—	12
Payable for variation margin on futures and options	—	—	3,638	—	—	10	—
Investment in forward sales commitments, at value (f)	—	547	—	—	—	—	—
Options written, at value (g)	—	—	—	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	132	—	6,223	—	—	—	—
Unrealized depreciation on swap agreements	—	—	—	—	—	6	—
Swap premiums received	—	—	—	—	—	74	—
Payable upon return of securities loaned	95,456	77,075	—	—	—	—	35,382
Total liabilities	97,504	161,023	10,548	871	420	10,529	56,196
Net assets	$1,302,571	$1,721,019	$483,045	$60,501	$8,347	$29,694	$616,859
Net assets consist of:
Paid-in capital	$1,430,311	$1,601,183	$480,551	$62,468	$8,650	$29,568	$615,333
Undistributed (excess of distributions over) net investment income	31,324	27,267	(11,247)	74	35	46	12,194
Accumulated net realized gain (loss)	(26,168)	7,423	17,661	53	(74)	54	(15,460)
Net unrealized appreciation (depreciation) on investments and foreign currency	(132,896)	85,146	(3,920)	(2,094)	(264)	26	4,792
	$1,302,571	$1,721,019	$483,045	$60,501	$8,347	$29,694	$616,859
Class A
Net assets	$1,281,410	$1,716,014	$482,823	$60,404	$8,253	$29,594	$616,175
Shares outstanding (no par value), unlimited shares authorized	116,770	138,787	46,487	6,235	879	2,961	61,731
Net asset value per share	$10.97	$12.36	$10.39	$9.69	$9.39	$9.99	$9.98
Class B
Net assets	$21,161	$5,005	$222	$97	$94	$100	$684
Shares outstanding (no par value), unlimited shares authorized	1,866	392	21	10	10	10	68
Net asset value per share	$11.34	$12.75	$10.44	$9.69	$9.39	$10.00	$10.11

(a) Investments - unaffiliated, at cost	$1,410,671	$1,622,066	$432,874	$62,417	$8,177	$30,995	$604,096
(b) Investments - affiliated, at cost	103,285	135,322	44,348	192	812	7,263	49,108
(c) Total investments, at cost	$1,513,956	$1,757,388	$477,222	$62,609	$8,989	$38,258	$653,204
(d) Including value of securities on loan	$92,549	$75,283	$—	$—	$—	$—	$35,378
(e) Foreign currency, at cost	14,137	—	—	—	2	8	221
(f) Proceeds from forward sales commitments	—	547	—	—	—	—	—
(g) Premiums from options written	—	—	—	—	—	—	—

See accompanying Notes to Financial Statements.

	JNL/PIMCO Real Return Fund	JNL/PIMCO Total Return Bond Fund	JNL/PPM America Floating Rate Income Fund	JNL/PPM America High Yield Bond Fund	JNL/PPM America Mid Cap Value Fund	JNL/PPM America Small Cap Value Fund	JNL/PPM America Value Equity Fund
Assets
Investments - unaffiliated, at value (a) (d)	$5,155,899	$6,035,580	$505,617	$1,418,446	$160,693	$92,880	$127,647
Investments - affiliated, at value (b)	40,268	138,311	—	450,357	18,496	13,286	3,665
Total investments, at value (c)	5,196,167	6,173,891	505,617	1,868,803	179,189	106,166	131,312
Cash	—	—	—	2,053	—	—	—
Foreign currency (e)	304	245	—	—	—	—	—
Receivable for investments sold	303,262	886,873	4,403	12,886	1,056	986	382
Receivable for fund shares sold	4,779	9,080	4,203	3,793	115	55	64
Receivable for treasury roll transactions	155,986	—	—	—	—	—	—
Receivable from adviser	—	—	—	—	—	—	—
Receivable for dividends and interest	18,138	25,965	1,815	26,590	249	125	259
Receivable for variation margin on futures and centrally cleared swap agreements	578	908	—	—	—	—	—
Receivable for deposits with counterparties	17,056	8,678	—	—	—	—	—
Unrealized appreciation on forward foreign currency contracts	4,880	1,177	—	—	—	—	—
Unrealized appreciation on swap agreements	3,395	3,161	—	—	—	—	—
Swap premiums paid	4,039	4,041	—	—	—	—	—
Other assets	8	11	4	4	—	—	—
Total assets	5,708,592	7,114,030	516,042	1,914,129	180,609	107,332	132,017
Liabilities
Cash overdraft	16,465	5,705	1,640	—	586	710	53
Payable for reverse repurchase agreements	205,343	40,548	—	—	—	—	—
Payable for advisory fees	1,284	1,872	260	527	97	56	56
Payable for administrative fees	266	376	60	120	11	8	9
Payable for 12b-1 fee (Class A)	179	251	27	81	9	5	7
Payable for investment securities purchased	16,337	2,047,290	14,788	31,352	—	—	—
Payable for fund shares redeemed	4,268	3,189	270	600	575	573	76
Payable for treasury roll transactions	2,101,856	51,598	—	—	—	—	—
Payable for dividends on securities sold short	—	—	—	—	—	—	—
Payable for interest expense and brokerage charges	93	103	—	—	—	—	—
Payable for trustee fees	52	97	3	27	2	1	7
Payable for other expenses	11	88	6	5	1	—	—
Payable for variation margin on futures and centrally cleared swap agreements	125	107	—	—	—	—	—
Payable for deposits from counterparties	17,056	8,678	—	—	—	—	—
Investment in forward sales commitments, at value (f)	4,798	170,412	—	—	—	—	—
Options written, at value (g)	4,974	592	—	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	9,163	7,776	—	—	—	—	—
Unrealized depreciation on swap agreements	1,013	3,214	—	—	—	—	—
Swap premiums received	128	3,304	—	—	—	—	—
Payable upon return of securities loaned	38,637	132,020	—	383,141	18,496	13,286	3,667
Total liabilities	2,422,048	2,477,220	17,054	415,853	19,777	14,639	3,875
Net assets	$3,286,544	$4,636,810	$498,988	$1,498,276	$160,832	$92,693	$128,142
Net assets consist of:
Paid-in capital	$2,962,897	$4,372,235	$481,727	$1,422,897	$164,418	$97,791	$228,486
Undistributed (excess of distributions over) net investment income	72,769	48,743	24,604	55,392	1,348	449	2,555
Accumulated net realized gain (loss)	241,268	73,186	(3,247)	(13,259)	906	(4,575)	(109,718)
Net unrealized appreciation (depreciation) on investments and foreign currency	9,610	142,646	(4,096)	33,246	(5,840)	(972)	6,819
	$3,286,544	$4,636,810	$498,988	$1,498,276	$160,832	$92,693	$128,142
Class A
Net assets	$3,285,799	$4,615,018	$498,988	$1,487,914	$160,682	$85,907	$127,804
Shares outstanding (no par value), unlimited shares authorized	244,008	351,700	47,859	213,056	15,611	9,600	10,316
Net asset value per share	$13.47	$13.12	$10.43	$6.98	$10.29	$8.95	$12.39
Class B
Net assets	$746	$21,792	n/a	$10,362	$150	$6,786	$338
Shares outstanding (no par value), unlimited shares authorized	55	1,560	n/a	1,334	15	756	27
Net asset value per share	$13.59	$13.97	n/a	$7.76	$10.33	$8.98	$12.45

(a) Investments - unaffiliated, at cost	$5,142,635	$5,890,716	$509,715	$1,385,192	$166,533	$93,852	$120,826
(b) Investments - affiliated, at cost	40,268	138,311	—	450,365	18,496	13,286	3,667
(c) Total investments, at cost	$5,182,903	$6,029,027	$509,715	$1,835,557	$185,029	$107,138	$124,493
(d) Including value of securities on loan	$37,863	$129,451	$—	$372,621	$18,401	$13,053	$3,630
(e) Foreign currency, at cost	299	236	—	—	—	—	—
(f) Proceeds from forward sales commitments	4,423	170,258	—	—	—	—	—
(g) Premiums from options written	5,054	8,225	—	—	—	—	—

See accompanying Notes to Financial Statements.

	JNL/Red Rocks Listed Private Equity Fund	JNL/S&P Managed Conservative Fund	JNL/S&P Managed Moderate Fund	JNL/S&P Managed Moderate Growth Fund	JNL/S&P Managed Growth Fund	JNL/S&P Managed Aggressive Growth Fund	JNL/S&P Competitive Advantage Fund
Assets
Investments - unaffiliated, at value (a) (d)	$605,226	$—	$—	$—	$—	$—	$714,271
Investments - affiliated, at value (b)	19,723	1,533,286	2,549,400	4,168,626	2,847,522	966,153	15,421
Total investments, at value (c)	624,949	1,533,286	2,549,400	4,168,626	2,847,522	966,153	729,692
Cash	—	—	—	—	—	—	—
Foreign currency (e)	748	—	—	—	—	—	—
Receivable for investments sold	2,587	—	—	—	—	—	—
Receivable for fund shares sold	122	2,605	3,841	5,629	2,850	975	687
Receivable from adviser	—	—	—	—	—	—	—
Receivable for dividends and interest	3,239	—	—	—	—	—	572
Receivable for variation margin	—	—	—	—	—	—	—
Unrealized appreciation on forward foreign currency contracts	—	—	—	—	—	—	—
Unrealized appreciation on swap agreements	—	—	—	—	—	—	—
Swap premiums paid	—	—	—	—	—	—	—
Other assets	2	4	6	11	7	3	1
Total assets	631,647	1,535,895	2,553,247	4,174,266	2,850,379	967,131	730,952
Liabilities
Cash overdraft	594	—	—	—	—	—	—
Payable for reverse repurchase agreements	—	—	—	—	—	—	—
Payable for advisory fees	410	119	184	286	201	82	219
Payable for administrative fees	75	62	101	166	113	38	57
Payable for 12b-1 fee (Class A)	33	—	—	—	—	—	38
Payable for investment securities purchased	1,844	2,196	2,016	4,245	2,121	132	3,817
Payable for fund shares redeemed	147	409	1,825	1,383	729	843	519
Payable for dividends on securities sold short	—	—	—	—	—	—	—
Payable for interest expense and brokerage charges	—	—	—	—	—	—	—
Payable for trustee fees	11	28	47	87	72	31	9
Payable for other expenses	8	6	9	16	12	4	2
Payable for variation margin	—	—	—	—	—	—	—
Investment in forward sales commitments, at value (f)	—	—	—	—	—	—	—
Options written, at value (g)	—	—	—	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	—	—	—	—	—	—	—
Unrealized depreciation on swap agreements	—	—	—	—	—	—	—
Swap premiums received	—	—	—	—	—	—	—
Payable upon return of securities loaned	16,944	—	—	—	—	—	11,214
Total liabilities	20,066	2,820	4,182	6,183	3,248	1,130	15,875
Net assets	$611,581	$1,533,075	$2,549,065	$4,168,083	$2,847,131	$966,001	$715,077
Net assets consist of:
Paid-in capital	$649,006	$1,461,471	$2,413,050	$3,965,797	$2,703,334	$971,910	$600,588
Undistributed (excess of distributions over) net investment income	(2,924)	9,133	11,983	23,195	31,850	8,465	6,957
Accumulated net realized gain (loss)	(22,008)	(13,023)	(19,688)	(24,460)	(27,794)	(60,542)	12,588
Net unrealized appreciation (depreciation) on investments and foreign currency	(12,493)	75,494	143,720	203,551	139,741	46,168	94,944
	$611,581	$1,533,075	$2,549,065	$4,168,083	$2,847,131	$966,001	$715,077
Class A
Net assets	$611,191	$1,533,075	$2,549,065	$4,168,083	$2,847,131	$966,001	$714,952
Shares outstanding (no par value), unlimited shares authorized	75,961	133,994	216,677	348,757	249,886	78,871	59,099
Net asset value per share	$8.05	$11.44	$11.76	$11.95	$11.39	$12.25	$12.10
Class B
Net assets	$390	n/a	n/a	n/a	n/a	n/a	$125
Shares outstanding (no par value), unlimited shares authorized	48	n/a	n/a	n/a	n/a	n/a	10
Net asset value per share	$8.09	n/a	n/a	n/a	n/a	n/a	$12.12

(a) Investments - unaffiliated, at cost	$617,736	$—	$—	$—	$—	$—	$619,325
(b) Investments - affiliated, at cost	19,723	1,457,792	2,405,680	3,965,075	2,707,781	919,985	15,423
(c) Total investments, at cost	$637,459	$1,457,792	$2,405,680	$3,965,075	$2,707,781	$919,985	$634,748
(d) Including value of securities on loan	$17,512	$—	$—	$—	$—	$—	$11,258
(e) Foreign currency, at cost	732	—	—	—	—	—	—
(f) Proceeds from forward sales commitments	—	—	—	—	—	—	—
(g) Premiums from options written	—	—	—	—	—	—	—

See accompanying Notes to Financial Statements.

	JNL/S&P Dividend Income & Growth Fund	JNL/S&P Intrinsic Value Fund	JNL/S&P Total Yield Fund	JNL/S&P 4 Fund	JNL/T. Rowe Price Established Growth Fund	JNL/T. Rowe Price Mid-Cap Growth Fund	JNL/T. Rowe Price Short- Term Bond Fund
Assets
Investments - unaffiliated, at value (a) (d)	$1,117,658	$638,752	$451,945	$—	$2,255,051	$1,522,606	$1,301,522
Investments - affiliated, at value (b)	43,802	61,808	33,637	1,152,405	121,648	185,436	112,766
Total investments, at value (c)	1,161,460	700,560	485,582	1,152,405	2,376,699	1,708,042	1,414,288
Cash	—	—	—	—	—	6,646	418
Foreign currency (e)	—	—	—	—	—	—	—
Receivable for investments sold	—	—	—	701	3,559	7,056	—
Receivable for fund shares sold	1,594	291	258	785	4,131	1,617	3,023
Receivable from adviser	—	—	—	—	—	—	—
Receivable for dividends and interest	1,812	1,586	969	—	1,208	635	7,556
Receivable for variation margin	—	—	—	—	—	—	90
Unrealized appreciation on forward foreign currency contracts	—	—	—	—	—	—	—
Unrealized appreciation on swap agreements	—	—	—	—	—	—	—
Swap premiums paid	—	—	—	—	—	—	—
Other assets	3	2	1	3	6	4	4
Total assets	1,164,869	702,439	486,810	1,153,894	2,385,603	1,724,000	1,425,379
Liabilities
Cash overdraft	—	—	—	—	—	—	—
Payable for reverse repurchase agreements	—	—	—	—	—	—	—
Payable for advisory fees	328	198	142	—	1,054	910	464
Payable for administrative fees	88	51	35	46	188	129	113
Payable for 12b-1 fee (Class A)	60	34	24	—	124	84	76
Payable for investment securities purchased	5,363	2,565	—	—	1,277	4,991	470
Payable for fund shares redeemed	786	571	431	1,486	933	763	840
Payable for dividends on securities sold short	—	—	—	—	—	—	—
Payable for interest expense and brokerage charges	—	—	—	—	—	—	—
Payable for trustee fees	12	10	8	22	53	42	25
Payable for other expenses	3	2	2	4	21	6	17
Payable for variation margin	—	—	—	—	—	—	10
Investment in forward sales commitments, at value (f)	—	—	—	—	—	—	—
Options written, at value (g)	—	—	—	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	—	—	—	—	—	—	—
Unrealized depreciation on swap agreements	—	—	—	—	—	—	—
Swap premiums received	—	—	—	—	—	—	—
Payable upon return of securities loaned	38,233	58,198	32,349	—	33,435	95,171	31,541
Total liabilities	44,873	61,629	32,991	1,558	37,085	102,096	33,556
Net assets	$1,119,996	$640,810	$453,819	$1,152,336	$2,348,518	$1,621,904	$1,391,823
Net assets consist of:
Paid-in capital	$921,380	$598,042	$429,321	$894,473	$1,992,196	$1,359,429	$1,377,711
Undistributed (excess of distributions over) net investment income	34,803	12,013	7,907	21,944	(1,755)	(7,058)	29,040
Accumulated net realized gain (loss)	61,687	15,321	679	34,621	(168,122)	55,852	(25,872)
Net unrealized appreciation (depreciation) on investments and foreign currency	102,126	15,434	15,912	201,298	526,199	213,681	10,944
	$1,119,996	$640,810	$453,819	$1,152,336	$2,348,518	$1,621,904	$1,391,823
Class A
Net assets	$1,119,589	$640,657	$453,690	$1,152,336	$2,306,704	$1,579,225	$1,391,564
Shares outstanding (no par value), unlimited shares authorized	96,336	61,972	47,695	97,444	97,164	54,701	138,521
Net asset value per share	$11.62	$10.34	$9.51	$11.83	$23.74	$28.87	$10.05
Class B
Net assets	$407	$153	$129	n/a	$41,814	$42,679	$259
Shares outstanding (no par value), unlimited shares authorized	35	15	14	n/a	1,736	1,446	26
Net asset value per share	$11.70	$10.45	$9.55	n/a	$24.09	$29.52	$10.14

(a) Investments - unaffiliated, at cost	$1,015,529	$623,316	$436,026	$—	$1,728,837	$1,308,893	$1,288,251
(b) Investments - affiliated, at cost	43,805	61,810	33,644	951,107	121,663	185,468	115,230
(c) Total investments, at cost	$1,059,334	$685,126	$469,670	$951,107	$1,850,500	$1,494,361	$1,403,481
(d) Including value of securities on loan	$37,327	$57,381	$31,730	$—	$33,784	$95,352	$30,844
(e) Foreign currency, at cost	—	—	—	—	—	—	—
(f) Proceeds from forward sales commitments	—	—	—	—	—	—	—
(g) Premiums from options written	—	—	—	—	—	—	—

See accompanying Notes to Financial Statements.

	JNL/T. Rowe Price Value Fund	JNL/UBS Large Cap Select Growth Fund	JNL/WMC Balanced Fund	JNL/WMC Money Market Fund	JNL/WMC Value Fund
Assets
Investments - unaffiliated, at value (a) (d)	$1,501,666	$447,541	$2,124,152	$598,147	$1,393,654
Investments - affiliated, at value (b)	34,062	30,969	155,875	—	70,007
Repurchase Agreements	—	—	—	549,400	—
Total investments, at value (c)	1,535,728	478,510	2,280,027	1,147,547	1,463,661
Cash	—	—	287	—	—
Foreign currency (e)	—	—	—	—	—
Receivable for investments sold	666	718	153,432	—	6,994
Receivable for fund shares sold	1,764	127	2,550	3,790	1,704
Receivable from adviser	14	—	—	289	—
Receivable for dividends and interest	1,877	216	6,236	1,189	2,160
Receivable for variation margin	—	—	—	—	—
Unrealized appreciation on forward foreign currency contracts	—	—	—	—	—
Unrealized appreciation on swap agreements	—	—	—	—	—
Swap premiums paid	—	—	—	—	—
Other assets	4	1	6	8	4
Total assets	1,540,053	479,572	2,442,538	1,152,823	1,474,523
Liabilities
Cash overdraft	4	—	—	—	—
Payable for reverse repurchase agreements	—	—	—	—	—
Payable for advisory fees	741	247	742	245	539
Payable for administrative fees	119	37	169	93	112
Payable for 12b-1 fee (Class A)	81	25	114	62	75
Payable for investment securities purchased	8,764	8,287	191,862	—	18,973
Payable for fund shares redeemed	764	367	951	5,925	577
Payable for dividends on securities sold short	—	—	—	—	—
Payable for interest expense and brokerage charges	—	—	—	—	—
Payable for trustee fees	37	20	39	42	35
Payable for other expenses	6	15	8	4	5
Payable for variation margin	—	—	—	—	—
Investment in forward sales commitments, at value (f)	—	—	62,618	—	—
Options written, at value (g)	—	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	—	—	—	—	—
Unrealized depreciation on swap agreements	—	—	—	—	—
Swap premiums received	—	—	—	—	—
Payable upon return of securities loaned	9,316	12,355	51,941	—	25,184
Total liabilities	19,832	21,353	308,444	6,371	45,500
Net assets	$1,520,221	$458,219	$2,134,094	$1,146,452	$1,429,023
Net assets consist of:
Paid-in capital	$1,408,875	$358,073	$1,890,453	$1,146,474	$1,279,958
Undistributed (excess of distributions over) net investment income	31,096	591	46,324	(27)	33,964
Accumulated net realized gain (loss)	8,250	98,801	29,100	5	(42,225)
Net unrealized appreciation (depreciation) on investments and foreign currency	72,000	754	168,217	—	157,326
	$1,520,221	$458,219	$2,134,094	$1,146,452	$1,429,023
Class A
Net assets	$1,519,416	$457,976	$2,132,953	$1,137,447	$1,409,831
Shares outstanding (no par value), unlimited shares authorized	135,106	20,676	120,235	1,137,466	77,502
Net asset value per share	$11.25	$22.15	$17.74	$1.00	$18.19
Class B
Net assets	$805	$243	$1,141	$9,005	$19,192
Shares outstanding (no par value), unlimited shares authorized	70	11	63	9,006	1,036
Net asset value per share	$11.56	$22.60	$18.12	$1.00	$18.52

(a) Investments - unaffiliated, at cost	$1,429,656	$446,778	$1,955,910	$1,147,547	$1,236,326
(b) Investments - affiliated, at cost	34,072	30,978	155,886	—	70,009
(c) Total investments, at cost	$1,463,728	$477,756	$2,111,796	$1,147,547	$1,306,335
(d) Including value of securities on loan	$9,390	$12,136	$51,120	$—	$25,903
(e) Foreign currency, at cost	—	—	—	—	—
(f) Proceeds from forward sales commitments	—	—	62,604	—	—
(g) Premiums from options written	—	—	—	—	—

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Statements of Operations (in thousands)

For the Six Months Ended June 30, 2012

	JNL/American Funds Blue Chip Income and Growth Fund(b)	JNL/American Funds Global Bond Fund(b)	JNL/American Funds Global Small Capitalization Fund(b)	JNL/American Funds Growth- Income Fund(b)	JNL/American Funds International Fund(b)	JNL/American Funds New World Fund(b)	JNL Institutional Alt 20 Fund
Investment income
Dividends (a)	$—	$—	$—	$—	$—	$—	$—
Dividends received from master fund (a)	2,042	3,453	2,116	2,249	254	356	—
Foreign taxes withheld	—	—	—	—	—	—	—
Interest	—	—	—	—	—	—	—
Securities lending	—	—	—	—	—	—	—
Total investment income	2,042	3,453	2,116	2,249	254	356	—

Expenses
Advisory fees	1,730	1,303	591	1,994	1,064	1,714	643
Administrative fees	370	280	118	428	188	245	260
12b-1 fees (Class A)	618	465	197	712	313	408	—
Licensing fees	—	—	—	—	—	—	—
Legal fees	1	1	1	1	1	1	3
Trustee fees	4	3	1	5	2	3	9
Dividends on securities sold short	—	—	—	—	—	—	—
Short holdings borrowing fees	—	—	—	—	—	—	—
Custodian fees	—	—	—	—	—	—	—
Other expenses	2	2	1	3	2	2	6
Total expenses	2,725	2,054	909	3,143	1,570	2,373	921
Expense waiver	(1,112)	(1,024)	(473)	(1,140)	(689)	(1,306)	—
Net expenses	1,613	1,030	436	2,003	881	1,067	921
Net investment income (loss)	429	2,423	1,680	246	(627)	(711)	(921)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Unaffiliated investments	—	—	192	306	352	—	—
Affiliated investments	2,146	138	—	—	—	591	4,547
Distributions from affiliated investment companies	—	3,517	—	—	—	—	—
Swaps agreements	—	—	—	—	—	—	—
Foreign currency related items	—	—	—	—	—	—	—
Future contracts	—	—	—	—	—	—	—
Written option contracts	—	—	—	—	—	—	—
Investment securities sold short	—	—	—	—	—	—	—
Brokerage commissions recaptured	—	—	—	—	—	—	—
Net change in unrealized appreciation (depreciation) on:
Investments	31,749	3,308	4,709	38,032	7,708	10,682	39,629
Swap agreements	—	—	—	—	—	—	—
Foreign currency related items	—	—	—	—	—	—	—
Futures contracts	—	—	—	—	—	—	—
Written option contracts	—	—	—	—	—	—	—
Investment securities sold short	—	—	—	—	—	—	—
Net realized and unrealized gain (loss)	33,895	6,963	4,901	38,338	8,060	11,273	44,176
Net increase (decrease) in net assets from operations	$34,324	$9,386	$6,581	$38,584	$7,433	$10,562	$43,255

(a) Income from affiliated investments	$2,042	$3,453	$—	$—	$—	$356	$—

(b)  The Master Funds for the JNL/American Funds Blue Chip Income and Growth Fund, JNL/American Funds Global Bond Fund, JNL/American Funds Global Small Capitalization Fund, JNL/American Funds Growth-Income Fund, JNL/American Funds International Fund and JNL/American Funds New World Fund are the Class 1 shares of the corresponding American Fund Insurance Series Fund.  These financial statements should be read in conjunction with each Master Fund’s shareholder report.

See accompanying Notes to Financial Statements.

	JNL Institutional Alt 35 Fund	JNL Institutional Alt 50 Fund	JNL Institutional Alt 65 Fund	JNL/American Funds Balanced Allocation Fund(b)	JNL/American Funds Growth Allocation Fund(b)	JNL Disciplined Moderate Fund	JNL Disciplined Moderate Growth Fund
Investment income
Dividends (a)	$—	$—	$—	$104	$50	$—	$—
Dividends received from master fund	—	—	—	—	—	—	—
Foreign taxes withheld	—	—	—	—	—	—	—
Interest	—	—	—	—	—	—	—
Securities lending	—	—	—	—	—	—	—
Total investment income	—	—	—	104	50	—	—

Expenses
Advisory fees	900	1,166	618	4	3	337	360
Administrative fees	388	521	247	2	1	133	147
12b-1 fees (Class A)	—	—	—	4	2	—	—
Licensing fees	—	—	—	—	—	—	—
Legal fees	4	5	3	—	—	1	2
Trustee fees	14	19	10	—	—	5	5
Dividends on securities sold short	—	—	—	—	—	—	—
Short holdings borrowing fees	—	—	—	—	—	—	—
Custodian fees	—	—	—	—	—	—	—
Other expenses	10	13	6	—	—	3	4
Total expenses	1,316	1,724	884	10	6	479	518
Expense waiver	—	—	—	—	—	—	—
Net expenses	1,316	1,724	884	10	6	479	518
Net investment income (loss)	(1,316)	(1,724)	(884)	94	44	(479)	(518)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Unaffiliated investments	—	—	—	—	(4)	—	—
Affiliated investments	10,050	7,255	7,507	—	—	7,890	13,320
Distributions from unaffiliated investment companies	—	—	—	45	14	—	—
Swaps agreements	—	—	—	—	—	—	—
Foreign currency related items	—	—	—	—	—	—	—
Future contracts	—	—	—	—	—	—	—
Written option contracts	—	—	—	—	—	—	—
Investment securities sold short	—	—	—	—	—	—	—
Brokerage commissions recaptured	—	—	—	—	—	—	—
Net change in unrealized appreciation (depreciation) on:
Investments	55,620	72,854	36,696	271	206	17,713	12,561
Swap agreements	—	—	—	—	—	—	—
Foreign currency related items	—	—	—	—	—	—	—
Futures contracts	—	—	—	—	—	—	—
Written option contracts	—	—	—	—	—	—	—
Investment securities sold short	—	—	—	—	—	—	—
Net realized and unrealized gain (loss)	65,670	80,109	44,203	316	216	25,603	25,881
Net increase (decrease) in net assets from operations	$64,354	$78,385	$43,319	$410	$260	$25,124	$25,363

(a) Income from affiliated investments	$—	$—	$—	$—	$—	$—	$—
(b) Period from April 30, 2012 (commencement of operations).

See accompanying Notes to Financial Statements.

	JNL Disciplined Growth Fund	JNL/AQR Managed Futures Strategy Fund	JNL/BlackRock Commodity Securities Fund	JNL/BlackRock Global Allocation Fund(b)	JNL/Brookfield Global Infrastructure Fund	JNL/Capital Guardian Global Balanced Fund	JNL/Capital Guardian Global Diversified Research Fund
Investment income
Dividends (a)	$—	$93	$6,225	$7,243	$3,633	$3,796	$4,221
Dividends received from master fund	—	—	—	—	—	—	—
Foreign taxes withheld	—	—	(320)	(402)	(237)	(308)	(335)
Interest	—	—	156	2,368	—	2,015	—
Securities lending	—	—	120	174	37	123	130
Total investment income	—	93	6,181	9,383	3,433	5,626	4,016

Expenses
Advisory fees	141	2,333	3,469	2,939	615	1,271	1,146
Administrative fees	54	491	830	588	115	293	237
12b-1 fees (Class A)	—	491	1,106	784	154	391	316
Licensing fees	—	—	—	—	—	—	—
Legal fees	1	2	3	1	—	1	1
Trustee fees	2	5	11	6	1	4	3
Dividends on securities sold short	—	—	—	—	—	—	—
Short holdings borrowing fees	—	—	—	—	—	—	—
Custodian fees	—	—	—	—	—	—	—
Other expenses	—	12	7	19	5	3	9
Total expenses	198	3,334	5,426	4,337	890	1,963	1,712
Expense waiver	—	—	—	—	—	—	—
Net expenses	198	3,334	5,426	4,337	890	1,963	1,712
Net investment income (loss)	(198)	(3,241)	755	5,046	2,543	3,663	2,304

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Unaffiliated investments	—	—	(10,427)	(2,226)	3,634	439	7,123
Affiliated investments	4,644	—	—	(25)	—	—	—
Distributions from affiliated investment companies	—	—	—	—	—	—	—
Swaps agreements	—	33	—	297	—	—	—
Foreign currency related items	—	3,386	19	275	(34)	366	(20)
Future contracts	—	12,195	—	(1,344)	—	—	—
Written option contracts	—	—	—	1,769	—	—	—
Investment securities sold short	—	—	—	—	—	—	—
Brokerage commissions recaptured	—	—	—	—	13	1	3
Net change in unrealized appreciation (depreciation) on:
Investments	3,577	—	(65,664)	5,319	4,959	10,011	5,594
Swap agreements	—	(585)	—	(137)	—	—	—
Foreign currency related items	—	(8,702)	1	(376)	—	(566)	4
Futures contracts	—	(6,965)	—	195	—	—	—
Written option contracts	—	—	—	428	—	—	—
Investment securities sold short	—	—	—	—	—	—	—
Net realized and unrealized gain (loss)	8,221	(638)	(76,071)	4,175	8,572	10,251	12,704
Net increase (decrease) in net assets from operations	$8,023	$(3,879)	$(75,316)	$9,221	$11,115	$13,914	$15,008

(a) Income from affiliated investments	$—	$85	$133	$174	$38	$128	$134
(b) Consolidated Statement of Operations.

See accompanying Notes to Financial Statements.

	JNL/DFA U.S. Core Equity Fund	JNL/Eagle SmallCap Equity Fund	JNL/Eastspring Investments Asia ex-Japan Fund	JNL/Eastspring Investments China-India Fund	JNL/Franklin Templeton Founding Strategy Fund	JNL/Franklin Templeton Global Growth Fund	JNL/Franklin Templeton Global Multisector Bond Fund
Investment income
Dividends (a)	$2,490	$2,115	$2,274	$5,853	$—	$11,250	$12
Dividends received from master fund	—	—	—	—	—	—	—
Foreign taxes withheld	—	—	(140)	(353)	—	(1,004)	(111)
Interest	—	—	—	—	—	—	7,533
Securities lending	24	239	32	279	—	336	11
Total investment income	2,514	2,354	2,166	5,779	—	10,582	7,445

Expenses
Advisory fees	827	3,118	605	1,525	—	1,915	1,189
Administrative fees	134	457	101	339	277	411	237
12b-1 fees (Class A)	267	913	134	339	—	547	317
Licensing fees	—	—	—	—	—	—	—
Legal fees	1	2	1	1	3	1	1
Trustee fees	3	9	1	3	11	5	3
Dividends on securities sold short	—	—	—	—	—	—	—
Short holdings borrowing fees	—	—	—	—	—	—	—
Custodian fees	—	—	—	—	—	—	—
Other expenses	2	5	15	9	7	1	6
Total expenses	1,234	4,504	857	2,216	298	2,880	1,753
Expense waiver	(54)	—	—	—	—	—	—
Net expenses	1,180	4,504	857	2,216	298	2,880	1,753
Net investment income (loss)	1,334	(2,150)	1,309	3,563	(298)	7,702	5,692

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Unaffiliated investments	31,522	25,698	(2,441)	732	—	5,858	87
Affiliated investments	—	—	—	—	(4,384)	—	—
Distributions from affiliated investment companies	—	—	—	—	—	—	—
Swaps agreements	—	—	—	—	—	—	—
Foreign currency related items	—	—	(52)	(133)	—	(150)	179
Future contracts	—	—	—	—	—	—	—
Written option contracts	—	—	—	—	—	—	—
Investment securities sold short	—	—	—	—	—	—	—
Brokerage commissions recaptured	1	36	—	—	—	3	—
Net change in unrealized appreciation (depreciation) on:
Investments	(15,704)	10,747	6,336	2,791	63,222	13,924	5,250
Swap agreements	—	—	—	—	—	—	—
Foreign currency related items	—	—	—	3	—	13	4,624
Futures contracts	—	—	—	—	—	—	—
Written option contracts	—	—	—	—	—	—	—
Investment securities sold short	—	—	—	—	—	—	—
Net realized and unrealized gain (loss)	15,819	36,481	3,843	3,393	58,838	19,648	10,140
Net increase (decrease) in net assets from operations	$17,153	$34,331	$5,152	$6,956	$58,540	$27,350	$15,832

(a) Income from affiliated investments	$29	$242	$33	$281	$—	$341	$23

See accompanying Notes to Financial Statements.

	JNL/Franklin Templeton Income Fund	JNL/Franklin Templeton International Small Cap Growth Fund	JNL/Franklin Templeton Mutual Shares Fund	JNL/Franklin Templeton Small Cap Value Fund	JNL/Goldman Sachs Core Plus Bond Fund	JNL/Goldman Sachs Emerging Markets Debt Fund	JNL/Goldman Sachs Mid Cap Value Fund
Investment income
Dividends (a)	$12,180	$4,167	$9,686	$5,221	$35	$13	$7,108
Dividends received from master fund	—	—	—	—	—	—	—
Foreign taxes withheld	(444)	(350)	(370)	(2)	—	(158)	—
Interest	33,124	—	1,390	—	13,814	25,674	—
Securities lending	653	298	105	112	98	17	9
Total investment income	45,513	4,115	10,811	5,331	13,947	25,546	7,117

Expenses
Advisory fees	4,295	1,141	2,673	1,809	3,077	2,956	2,864
Administrative fees	675	180	364	225	537	623	406
12b-1 fees (Class A)	1,348	240	728	449	1,073	830	802
Licensing fees	—	—	—	—	—	—	—
Legal fees	3	1	29	1	3	2	2
Trustee fees	13	2	7	4	10	8	8
Dividends on securities sold short	—	—	—	—	—	—	—
Short holdings borrowing fees	—	—	—	—	—	—	—
Custodian fees	—	—	—	—	—	—	—
Other expenses	9	7	3	2	8	8	5
Total expenses	6,343	1,571	3,804	2,490	4,708	4,427	4,087
Expense waiver	—	—	—	—	—	—	—
Net expenses	6,343	1,571	3,804	2,490	4,708	4,427	4,087
Net investment income (loss)	39,170	2,544	7,007	2,841	9,239	21,119	3,030

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Unaffiliated investments	8,372	47	17,535	6,417	7,379	(313)	14,812
Affiliated investments	—	—	—	—	—	—	—
Distributions from affiliated investment companies	—	—	—	—	—	—	—
Swaps agreements	—	—	—	—	(999)	(1,383)	—
Foreign currency related items	(50)	13	3,000	—	1,528	10,302	—
Future contracts	—	—	—	—	4,694	(190)	—
Written option contracts	—	—	35	—	—	—	—
Investment securities sold short	—	—	—	—	—	—	—
Brokerage commissions recaptured	5	—	—	—	—	—	99
Net change in unrealized appreciation (depreciation) on:
Investments	24,980	4,738	13,339	(3,106)	16,560	26,954	35,871
Swap agreements	—	—	—	—	(925)	5,931	—
Foreign currency related items	14	10	(2,287)	—	(465)	3,787	—
Futures contracts	—	—	—	—	(1,238)	(12)	—
Written option contracts	—	—	13	—	—	—	—
Investment securities sold short	—	—	—	—	—	—	—
Net realized and unrealized gain (loss)	33,321	4,808	31,635	3,311	26,534	45,076	50,782
Net increase (decrease) in net assets from operations	$72,491	$7,352	$38,642	$6,152	$35,773	$66,195	$53,812

(a) Income from affiliated investments	$681	$302	$118	$117	$133	$30	$15

See accompanying Notes to Financial Statements.

	JNL/Goldman Sachs U.S. Equity Flex Fund	JNL/Invesco Global Real Estate Fund	JNL/Invesco International Growth Fund	JNL/Invesco Large Cap Growth Fund	JNL/Invesco Small Cap Growth Fund	JNL/Ivy Asset Strategy Fund	JNL/JPMorgan International Value Fund
Investment income
Dividends (a)	$1,253	$18,077	$12,528	$5,783	$811	$24,087	$17,630
Dividends received from master fund	—	—	—	—	—	—	—
Foreign taxes withheld	(2)	(934)	(1,348)	(15)	—	(1,268)	(2,008)
Interest	—	—	—	—	—	10,225	—
Securities lending	—	369	289	48	47	—	783
Total investment income	1,251	17,512	11,469	5,816	858	33,044	16,405

Expenses
Advisory fees	447	2,854	2,252	3,568	929	7,873	2,051
Administrative fees	82	608	522	543	109	1,375	472
12b-1 fees (Class A)	112	811	696	1,086	218	1,833	629
Licensing fees	—	—	—	—	—	—	—
Legal fees	—	2	2	3	—	4	2
Trustee fees	1	8	7	10	2	17	6
Dividends on securities sold short	317	—	—	—	—	—	—
Short holdings borrowing fees	119	—	—	—	—	—	—
Custodian fees	—	—	—	—	—	—	—
Other expenses	1	1	8	7	2	15	1
Total expenses	1,079	4,284	3,487	5,217	1,260	11,117	3,161
Expense waiver	—	—	—	—	—	—	—
Net expenses	1,079	4,284	3,487	5,217	1,260	11,117	3,161
Net investment income (loss)	172	13,228	7,982	599	(402)	21,927	13,244

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Unaffiliated investments	3,761	17,778	(4,999)	12,176	5,926	388	(21,487)
Affiliated investments	—	—	—	—	—	—	—
Distributions from affiliated investment companies	—	—	—	—	—	—	—
Swaps agreements	—	—	—	—	—	—	—
Foreign currency related items	—	(93)	(147)	—	—	7,033	(226)
Future contracts	—	—	—	—	—	(4,584)	(1,156)
Written option contracts	—	—	—	—	—	10,060	—
Investment securities sold short	(1,043)	—	—	—	—	—	—
Brokerage commissions recaptured	17	75	4	77	4	170	3
Net change in unrealized appreciation (depreciation) on:
Investments	7,179	76,191	25,262	58,826	8,885	34,889	24,553
Swap agreements	—	—	—	—	—	—	—
Foreign currency related items	—	17	30	—	—	(4,989)	670
Futures contracts	—	—	—	—	—	—	—
Written option contracts	—	—	—	—	—	3,369	—
Investment securities sold short	(824)	—	—	—	—	—	—
Net realized and unrealized gain (loss)	9,090	93,968	20,150	71,079	14,815	46,336	2,357
Net increase (decrease) in net assets from operations	$9,262	$107,196	$28,132	$71,678	$14,413	$68,263	$15,601

(a) Income from affiliated investments	$1	$373	$306	$57	$49	$28	$789

See accompanying Notes to Financial Statements.

	JNL/JPMorgan MidCap Growth Fund	JNL/JPMorgan U.S. Government & Quality Bond Fund	JNL/Lazard Emerging Markets Fund	JNL/Lazard Mid Cap Equity Fund	JNL/M&G Global Basics Fund	JNL/M&G Global Leaders Fund	JNL/Mellon Capital Management 10 x 10 Fund
Investment income
Dividends (a)	$3,249	$22	$25,387	$1,557	$4,449	$629	$—
Dividends received from master fund	—	—	—	—	—	—	—
Foreign taxes withheld	(4)	—	(2,301)	—	(212)	(46)	—
Interest	—	24,809	—	—	—	—	—
Securities lending	360	35	437	3	281	20	—
Total investment income	3,605	24,866	23,523	1,560	4,518	603	—

Expenses
Advisory fees	1,898	2,723	5,455	825	1,296	166	—
Administrative fees	283	711	943	116	227	29	72
12b-1 fees (Class A)	565	1,420	1,256	232	304	39	—
Licensing fees	—	—	—	—	—	—	—
Legal fees	1	4	3	1	—	—	1
Trustee fees	4	13	12	2	2	—	3
Dividends on securities sold short	—	—	—	—	—	—	—
Short holdings borrowing fees	—	—	—	—	—	—	—
Custodian fees	—	—	—	—	—	—	—
Other expenses	—	9	18	1	—	—	2
Total expenses	2,751	4,880	7,687	1,177	1,829	234	78
Expense waiver	—	—	(50)	—	—	—	—
Net expenses	2,751	4,880	7,637	1,177	1,829	234	78
Net investment income (loss)	854	19,986	15,886	383	2,689	369	(78)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Unaffiliated investments	7,589	(16)	35,691	12,370	(9,095)	(673)	—
Affiliated investments	—	—	—	—	—	—	(3,356)
Distributions from affiliated investment companies	—	—	—	—	—	—	—
Swaps agreements	—	—	—	—	—	—	—
Foreign currency related items	—	—	(81)	—	(106)	11	—
Future contracts	—	—	—	—	—	—	—
Written option contracts	—	—	—	—	—	—	—
Investment securities sold short	—	—	—	—	—	—	—
Brokerage commissions recaptured	22	—	22	39	—	—	—
Net change in unrealized appreciation (depreciation) on:
Investments	20,842	13,854	44,918	(4,736)	489	1,649	23,676
Swap agreements	—	—	—	—	—	—	—
Foreign currency related items	—	—	(144)	—	24	(7)	—
Futures contracts	—	—	—	—	—	—	—
Written option contracts	—	—	—	—	—	—	—
Investment securities sold short	—	—	—	—	—	—	—
Net realized and unrealized gain (loss)	28,453	13,838	80,406	7,673	(8,688)	980	20,320
Net increase (decrease) in net assets from operations	$29,307	$33,824	$96,292	$8,056	$(5,999)	$1,349	$20,242

(a) Income from affiliated investments	$366	$57	$440	$5	$283	$21	$—

See accompanying Notes to Financial Statements.

	JNL/Mellon Capital Management Index 5 Fund	JNL/Mellon Capital Management Emerging Markets Index Fund	JNL/Mellon Capital Management European 30 Fund	JNL/Mellon Capital Management Pacific Rim 30 Fund	JNL/Mellon Capital Management S&P 500 Index Fund	JNL/Mellon Capital Management S&P 400 MidCap Index Fund	JNL/Mellon Capital Management Small Cap Index Fund
Investment income
Dividends (a)	$—	$3,552	$941	$1,838	$13,468	$5,678	$7,318
Dividends received from master fund	—	—	—	—	—	—	—
Foreign taxes withheld	—	(309)	(128)	(75)	—	—	(16)
Interest	—	—	—	—	1	—	11
Securities lending	—	41	35	35	56	188	1,021
Total investment income	—	3,284	848	1,798	13,525	5,866	8,334

Expenses
Advisory fees	—	431	41	156	1,628	1,060	1,175
Administrative fees	115	162	23	91	637	390	441
12b-1 fees (Class A)	—	216	23	91	1,259	774	869
Licensing fees	—	61	—	—	128	78	33
Legal fees	1	—	—	1	3	2	2
Trustee fees	4	2	—	1	12	7	8
Dividends on securities sold short	—	—	—	—	—	—	—
Short holdings borrowing fees	—	—	—	—	—	—	—
Custodian fees	—	—	—	—	—	—	—
Other expenses	3	18	1	1	8	6	5
Total expenses	123	890	88	341	3,675	2,317	2,533
Expense waiver	—	—	—	—	—	—	—
Net expenses	123	890	88	341	3,675	2,317	2,533
Net investment income (loss)	(123)	2,394	760	1,457	9,850	3,549	5,801

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Unaffiliated investments	—	(2,449)	(1,156)	(869)	7,615	10,007	23,425
Affiliated investments	3,772	—	—	—	(66)	—	—
Distributions from affiliated investment companies	—	—	—	—	—	—	—
Swaps agreements	—	—	—	—	—	—	—
Foreign currency related items	—	(206)	(2)	(10)	—	—	—
Future contracts	—	(241)	—	—	2,560	346	1,638
Written option contracts	—	—	—	—	—	—	—
Investment securities sold short	—	—	—	—	—	—	—
Brokerage commissions recaptured	—	—	—	—	—	—	—
Net change in unrealized appreciation (depreciation) on:
Investments	21,602	(9,279)	35	1,935	85,375	31,964	33,132
Swap agreements	—	—	—	—	—	—	—
Foreign currency related items	—	19	(2)	8	—	—	—
Futures contracts	—	168	—	—	934	657	971
Written option contracts	—	—	—	—	—	—	—
Investment securities sold short	—	—	—	—	—	—	—
Net realized and unrealized gain (loss)	25,374	(11,988)	(1,125)	1,064	96,418	42,974	59,166
Net increase (decrease) in net assets from operations	$25,251	$(9,594)	$(365)	$2,521	$106,268	$46,523	$64,967

(a) Income from affiliated investments	$—	$42	$35	$35	$96	$194	$1,024

See accompanying Notes to Financial Statements.

	JNL/Mellon Capital Management International Index Fund	JNL/Mellon Capital Management Bond Index Fund	JNL/Mellon Capital Management Global Alpha Fund	JNL/Mellon Capital Management Dow Jones U.S. Contrarian Opportunities Index Fund(b)	JNL/Morgan Stanley Mid Cap Growth Fund(b)	JNL/Neuberger Berman Strategic Income Fund(b)	JNL/Oppenheimer Global Growth Fund
Investment income
Dividends (a)	$34,108	$34	$16	$142	$49	$4	$9,989
Dividends received from master fund	—	—	—	—	—	—	—
Foreign taxes withheld	(3,424)	—	—	—	(1)	—	(960)
Interest	14	22,131	131	—	—	74	—
Securities lending	1,146	124	—	—	—	—	384
Total investment income	31,844	22,289	147	142	48	78	9,413

Expenses
Advisory fees	1,716	2,142	2,658	31	8	20	1,953
Administrative fees	972	825	402	15	2	5	451
12b-1 fees (Class A)	1,274	1,645	535	19	2	7	601
Licensing fees	188	—	—	2	—	—	—
Legal fees	4	4	1	—	—	—	1
Trustee fees	12	16	5	—	—	—	6
Dividends on securities sold short	—	—	—	—	—	—	—
Short holdings borrowing fees	—	—	—	—	—	—	—
Custodian fees	—	—	—	—	—	—	—
Other expenses	9	11	3	1	1	—	9
Total expenses	4,175	4,643	3,604	68	13	32	3,021
Expense waiver	—	—	—	—	—	—	—
Net expenses	4,175	4,643	3,604	68	13	32	3,021
Net investment income (loss)	27,669	17,646	(3,457)	74	35	46	6,392

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Unaffiliated investments	(7,265)	7,552	1,757	53	(74)	38	2,031
Affiliated investments	—	—	—	—	—	—	—
Distributions from affiliated investment companies	—	—	—	—	—	—	—
Swaps agreements	—	—	—	—	—	1	—
Foreign currency related items	(867)	—	2,039	—	—	—	(69)
Future contracts and exchange traded option contracts	(148)	—	7,367	—	—	15	—
Written option contracts	—	—	—	—	—	—	—
Investment securities sold short	—	—	—	—	—	—	—
Brokerage commissions recaptured	—	—	—	—	—	—	—
Net change in unrealized appreciation (depreciation) on:
Investments	15,334	9,103	(74)	(2,094)	(264)	38	15,470
Swap agreements	—	—	—	—	—	10	—
Foreign currency related items	61	—	(6,404)	—	—	—	(7)
Futures contracts and exchange traded option contracts	693	—	(11,350)	—	—	(22)	—
Written option contracts	—	—	—	—	—	—	—
Investment securities sold short	—	—	—	—	—	—	—
Net realized and unrealized gain (loss)	7,808	16,655	(6,665)	(2,041)	(338)	80	17,425
Net increase (decrease) in net assets from operations	$35,477	$34,301	$(10,122)	$(1,967)	$(303)	$126	$23,817

(a) Income from affiliated investments	$1,241	$163	$16	$—	$—	$1	$387
(b) Period from April 30, 2012 (commencement of operations).

See accompanying Notes to Financial Statements.

	JNL/PIMCO Real Return Fund	JNL/PIMCO Total Return Bond Fund	JNL/PPM America Floating Rate Income Fund	JNL/PPM America High Yield Bond Fund	JNL/PPM America Mid Cap Value Fund	JNL/PPM America Small Cap Value Fund	JNL/PPM America Value Equity Fund
Investment income
Dividends (a)	$22	$810	$25	$1,684	$1,557	$808	$1,440
Dividends received from master fund	—	—	—	—	—	—	—
Foreign taxes withheld	—	(6)	—	—	—	—	—
Interest	39,499	58,560	11,726	54,370	—	—	—
Securities lending	112	265	—	882	70	56	6
Total investment income	39,633	59,629	11,751	56,936	1,627	864	1,446

Expenses
Advisory fees	7,110	10,380	1,496	3,156	642	380	328
Administrative fees	1,470	2,076	346	719	86	50	60
12b-1 fees (Class A)	2,941	4,131	460	1,428	171	94	119
Licensing fees	—	—	—	—	—	—	—
Legal fees	7	10	2	4	1	—	—
Trustee fees	27	38	4	13	1	1	1
Dividends on securities sold short	—	—	—	—	—	—	—
Interest expense	777	6	—	—	—	—	—
Custodian fees	—	—	—	—	—	—	—
Other expenses	23	29	13	8	3	1	1
Total expenses	12,355	16,670	2,321	5,328	904	526	509
Expense waiver	—	—	—	—	—	—	—
Net expenses	12,355	16,670	2,321	5,328	904	526	509
Net investment income (loss)	27,278	42,959	9,430	51,608	723	338	937

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Unaffiliated investments	86,346	24,380	(368)	14,319	(3,730)	(806)	2,313
Affiliated investments	—	—	—	—	—	—	—
Distributions from affiliated investment companies	—	—	—	—	—	—	—
Swaps agreements	2,421	23,678	—	—	—	—	—
Foreign currency related items	12,217	23,187	—	—	—	—	—
Future contracts	3,648	7,151	—	—	—	—	—
Written option contracts	1,309	4,241	—	—	—	—	—
Investment securities sold short	—	—	—	—	—	—	—
Brokerage commissions recaptured	—	—	—	—	5	7	1
Net change in unrealized appreciation (depreciation) on:
Investments	19,590	82,566	6,758	30,387	7,890	5,163	6,005
Swap agreements	2,613	(4,530)	—	—	—	—	—
Foreign currency related items	(8,582)	(14,924)	—	—	—	—	—
Futures contracts and centrally cleared swap agreements	(4,248)	(12,636)	—	—	—	—	—
Written option contracts	(854)	1,638	—	—	—	—	—
Investment securities sold short	—	—	—	—	—	—	—
Net realized and unrealized gain (loss)	114,460	134,751	6,390	44,706	4,165	4,364	8,319
Net increase (decrease) in net assets from operations	$141,738	$177,710	$15,820	$96,314	$4,888	$4,702	$9,256

(a) Income from affiliated investments	$112	$266	$—	$898	$71	$56	$6

See accompanying Notes to Financial Statements.

	JNL/Red Rocks Listed Private Equity Fund	JNL/S&P Managed Conservative Fund	JNL/S&P Managed Moderate Fund	JNL/S&P Managed Moderate Growth Fund	JNL/S&P Managed Growth Fund	JNL/S&P Managed Aggressive Growth Fund	JNL/S&P Competitive Advantage Fund
Investment income
Dividends (a)	$14,020	$—	$—	$—	$—	$—	$4,905
Dividends received from master fund	—	—	—	—	—	—	—
Foreign taxes withheld	(1,140)	—	—	—	—	—	—
Interest	—	—	—	—	—	—	—
Securities lending	101	—	—	—	—	—	22
Total investment income	12,981	—	—	—	—	—	4,927

Expenses
Advisory fees	2,648	686	1,073	1,692	1,222	499	1,238
Administrative fees	487	351	593	980	686	233	318
12b-1 fees (Class A)	649	—	—	—	—	—	636
Licensing fees	—	—	—	—	—	—	—
Legal fees	1	3	5	9	7	2	1
Trustee fees	6	13	22	36	26	9	6
Dividends on securities sold short	—	—	—	—	—	—	—
Short holdings borrowing fees	—	—	—	—	—	—	—
Custodian fees	—	—	—	—	—	—	—
Other expenses	10	9	15	24	17	6	3
Total expenses	3,801	1,062	1,708	2,741	1,958	749	2,202
Expense waiver	—	—	—	—	—	—	—
Net expenses	3,801	1,062	1,708	2,741	1,958	749	2,202
Net investment income (loss)	9,180	(1,062)	(1,708)	(2,741)	(1,958)	(749)	2,725

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Unaffiliated investments	(14,463)	—	—	—	—	—	3,605
Affiliated investments	—	1,234	(13)	(2,089)	822	(3,027)	—
Distributions from affiliated investment companies	—	—	—	—	—	—	—
Swaps agreements	—	—	—	—	—	—	—
Foreign currency related items	(86)	—	—	—	—	—	—
Future contracts	—	—	—	—	—	—	—
Written option contracts	—	—	—	—	—	—	—
Investment securities sold short	—	—	—	—	—	—	—
Brokerage commissions recaptured	—	—	—	—	—	—	—
Net change in unrealized appreciation (depreciation) on:
Investments	72,388	57,897	114,479	215,317	159,915	56,577	51,234
Swap agreements	—	—	—	—	—	—	—
Foreign currency related items	39	—	—	—	—	—	—
Futures contracts	—	—	—	—	—	—	—
Written option contracts	—	—	—	—	—	—	—
Investment securities sold short	—	—	—	—	—	—	—
Net realized and unrealized gain (loss)	57,878	59,131	114,466	213,228	160,737	53,550	54,839
Net increase (decrease) in net assets from operations	$67,058	$58,069	$112,758	$210,487	$158,779	$52,801	$57,564

(a) Income from affiliated investments	$102	$—	$—	$—	$—	$—	$23

See accompanying Notes to Financial Statements.

	JNL/S&P Dividend Income & Growth Fund	JNL/S&P Intrinsic Value Fund	JNL/S&P Total Yield Fund	JNL/S&P 4 Fund	JNL/T. Rowe Price Established Growth Fund	JNL/T. Rowe Price Mid-Cap Growth Fund	JNL/T. Rowe Price Short- Term Bond Fund
Investment income
Dividends (a)	$19,614	$7,501	$4,881	$—	$7,353	$4,573	$314
Dividends received from master fund	—	—	—	—	—	—	—
Foreign taxes withheld	—	—	—	—	(21)	(87)	—
Interest	—	—	—	—	—	—	12,814
Securities lending	81	201	216	—	358	246	44
Total investment income	19,695	7,702	5,097	—	7,690	4,732	13,172

Expenses
Advisory fees	1,955	1,251	843	—	6,145	5,667	2,649
Administrative fees	523	322	211	277	1,088	804	647
12b-1 fees (Class A)	1,046	644	421	—	2,134	1,565	1,293
Licensing fees	—	—	—	—	—	—	—
Legal fees	3	1	1	3	5	4	3
Trustee fees	10	6	4	10	20	15	12
Dividends on securities sold short	—	—	—	—	—	—	—
Short holdings borrowing fees	—	—	—	—	—	—	—
Custodian fees	—	—	—	—	—	—	—
Other expenses	5	3	2	7	12	12	13
Total expenses	3,542	2,227	1,482	297	9,404	8,067	4,617
Expense waiver	—	—	—	—	—	—	—
Net expenses	3,542	2,227	1,482	297	9,404	8,067	4,617
Net investment income (loss)	16,153	5,475	3,615	(297)	(1,714)	(3,335)	8,555

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Unaffiliated investments	11,277	364	1,188	—	(8,259)	60,858	771
Affiliated investments	—	—	—	10,209	—	—	—
Distributions from affiliated investment companies	—	—	—	—	—	—	—
Swaps agreements	—	—	—	—	—	—	—
Foreign currency related items	—	—	—	—	(4)	(6)	(20)
Future contracts	—	—	—	—	—	—	(47)
Written option contracts	—	—	—	—	—	—	—
Investment securities sold short	—	—	—	—	—	—	—
Brokerage commissions recaptured	—	—	—	—	22	21	—
Net change in unrealized appreciation (depreciation) on:
Investments	57,536	16,579	30,355	72,959	248,860	50,799	8,256
Swap agreements	—	—	—	—	—	—	—
Foreign currency related items	—	—	—	—	(5)	—	17
Futures contracts	—	—	—	—	—	—	166
Written option contracts	—	—	—	—	—	—	—
Investment securities sold short	—	—	—	—	—	—	—
Net realized and unrealized gain (loss)	68,813	16,943	31,543	83,168	240,614	111,672	9,143
Net increase (decrease) in net assets from operations	$84,966	$22,418	$35,158	$82,871	$238,900	$108,337	$17,698

(a) Income from affiliated investments	$82	$202	$216	$—	$380	$284	$358

See accompanying Notes to Financial Statements.

	JNL/T. Rowe Price Value Fund	JNL/UBS Large Cap Select Growth Fund	JNL/WMC Balanced Fund	JNL/WMC Money Market Fund	JNL/WMC Value Fund
Investment income
Dividends (a)	$18,570	$2,125	$18,049	$—	$19,460
Dividends received from master fund	—	—	—	—	—
Foreign taxes withheld	(219)	(8)	(233)	—	(148)
Interest	61	—	7,338	1,294	—
Securities lending	100	92	136	—	62
Total investment income	18,512	2,209	25,290	1,294	19,374

Expenses
Advisory fees	4,512	1,585	4,336	1,370	3,267
Administrative fees	725	238	990	518	682
12b-1 fees (Class A)	1,449	476	1,978	1,028	1,345
Licensing fees	—	—	—	—	—
Legal fees	3	1	5	3	3
Trustee fees	14	5	18	10	13
Dividends on securities sold short	—	—	—	—	—
Short holdings borrowing fees	—	—	—	—	—
Custodian fees	—	—	—	—	—
Other expenses	10	8	12	7	8
Total expenses	6,713	2,313	7,339	2,936	5,318
Expense waiver	(29)	—	—	(1,642)	—
Net expenses	6,684	2,313	7,339	1,294	5,318
Net investment income (loss)	11,828	(104)	17,951	—	14,056

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Unaffiliated investments	17,849	62,294	16,225	2	11,290
Affiliated investments	—	—	—	—	—
Distributions from affiliated investment companies	—	—	—	—	—
Swaps agreements	—	—	—	—	—
Foreign currency related items	(4)	—	—	—	5
Future contracts	—	—	(110)	—	—
Written option contracts	—	—	—	—	—
Investment securities sold short	—	—	—	—	—
Brokerage commissions recaptured	26	7	4	—	11
Net change in unrealized appreciation (depreciation) on:
Investments	67,564	(43,964)	67,533	—	75,253
Swap agreements	—	—	—	—	—
Foreign currency related items	3	—	—	—	—
Futures contracts	—	—	—	—	—
Written option contracts	—	—	—	—	—
Investment securities sold short	—	—	—	—	—
Net realized and unrealized gain (loss)	85,438	18,337	83,652	2	86,559
Net increase (decrease) in net assets from operations	$97,266	$18,233	$101,603	$2	$100,615

(a) Income from affiliated investments	$110	$97	$172	$—	$71

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Statements of Cash Flows (in thousands)

For the Six Months Ended June 30, 2012

	JNL/Goldman Sachs U.S. Equity Flex Fund	JNL/PIMCO Real Return Fund
Cash flows from operating activities
Net increase in net assets from operations	$9,262	$141,738
Adjustments to reconcile net increase in net assets from operations to net cash flow used in operating activities:
Purchases of investment securities	(96,797)	(1,580,286)
Sales of investment securities	87,246	1,408,680
Net (purchases) sales of short-term investments	856	(644,242)
Proceeds from securities sold short/forward sales commitments	17,572	30,590
Purchases to cover securities sold short/forward sales commitments	(16,330)	(49,875)
Increase in receivable for investments sold	(5,075)	(249,647)
Increase (decrease) in payable for investments purchased	6,228	(1,534,728)
Decrease in receivable for dividends and interest	69	853
Decrease in receivable for deposits with counterparties	—	1,782
Decrease in payable for deposits with counterparties	—	(1,782)
Increase in other assets	—	(8)
Decrease in payable for expenses	(2)	(30)
Amortization and inflation compensation on investment securities	—	(9,138)
Net decrease in swap premiums paid (received)	—	296
Proceeds from currency transactions	—	12,272
Decrease for dividends on securities sold short	(11)	—
Increase (decrease) in payable for interest expense and brokerage charges	3	(76)
Net decrease in variation margin on futures and centrally cleared swap agreements	—	(7,180)
Change in unrealized appreciation on investments, futures contracts, written options, swap agreements and currency	(6,355)	(8,519)
Net realized gain on investment securities and currency	(2,718)	(99,872)
Net cash flow used in operating activities	(6,052)	(2,589,172)
Cash flows from financing activities
Net proceeds from capital share transactions	6,052	431,651
Net borrowing of reverse repurchase agreements	—	205,343
Net borrowing of secured financing transactions	—	3,433
Net proceeds from secured financing transactions	—	(2,222)
Increase in receivable relating to treasury roll securities	—	(155,986)
Increase in payable relating to treasury roll securities	—	2,101,856
Net cash flow from financing activities	6,052	2,584,075
Net increase (decrease) in cash	—	(5,097)
Cash at beginning of period	—	(11,064)
Cash at end of period	$—	$(16,161)
Supplemental disclosure of operating activities:
Short holding borrowing fees during the period	$119	$—
Interest expense during the period	—	777

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Six Months Ended June 30, 2012

	JNL/American Funds Blue Chip Income and Growth Fund	JNL/American Funds Global Bond Fund	JNL/American Funds Global Small Capitalization Fund	JNL/American Funds Growth- Income Fund	JNL/American Funds International Fund	JNL/American Funds New World Fund	JNL Institutional Alt 20 Fund
Operations
Net investment income (loss)	$429	$2,423	$1,680	$246	$(627)	$(711)	$(921)
Net realized gain (loss)	2,146	3,655	192	306	352	591	4,547
Net change in unrealized appreciation (depreciation)	31,749	3,308	4,709	38,032	7,708	10,682	39,629
Net increase (decrease) in net assets from operations	34,324	9,386	6,581	38,584	7,433	10,562	43,255
Share transactions(1)
Proceeds from the sale of shares
Class A	191,942	129,776	51,224	212,028	77,609	110,014	268,870
Class B	34	80	70	50	63	70	—
Cost of shares redeemed
Class A	(66,697)	(79,754)	(21,594)	(51,346)	(25,738)	(43,450)	(69,345)
Class B	(11)	(17)	(32)	(9)	(7)	(52)	—
Net increase (decrease) in net assets from share transactions	125,268	50,085	29,668	160,723	51,927	66,582	199,525
Net increase (decrease) net assets	159,592	59,471	36,249	199,307	59,360	77,144	242,780
Net assets beginning of period	403,632	339,740	130,208	460,355	213,115	275,140	910,347
Net assets end of period	$563,224	$399,211	$166,457	$659,662	$272,475	$352,284	$1,153,127
Undistributed (excess of distributions over) net investment income	$6,232	$10,744	$2,943	$5,957	$2,763	$3,277	$18,190

(1) Share transactions
Shares sold
Class A	17,543	11,750	5,218	19,401	7,856	10,624	18,642
Class B	3	8	8	5	7	7	—
Shares redeemed
Class A	(6,127)	(7,231)	(2,240)	(4,726)	(2,624)	(4,229)	(4,820)
Class B	(1)	(2)	(3)	(1)	(1)	(5)	—
Net increase/(decrease)
Class A	11,416	4,519	2,978	14,675	5,232	6,395	13,822
Class B	2	6	5	4	6	2	—
Purchase and sales of investment securities (excluding short-term securities):
Purchase of securities	$141,752	$83,247	$37,229	$162,913	$55,554	$76,132	$262,200
Proceeds from sales of securities	16,054	27,254	5,889	1,934	4,264	10,274	63,571

See accompanying Notes to Financial Statements.

	JNL Institutional Alt 35 Fund	JNL Institutional Alt 50 Fund	JNL Institutional Alt 65 Fund	JNL/American Funds Balanced Allocation Fund(a)	JNL/American Funds Growth Allocation Fund(a)	JNL Disciplined Moderate Fund	JNL Disciplined Moderate Growth Fund
Operations
Net investment income (loss)	$(1,316)	$(1,724)	$(884)	$94	$44	$(479)	$(518)
Net realized gain (loss)	10,050	7,255	7,507	45	10	7,890	13,320
Net change in unrealized appreciation (depreciation)	55,620	72,854	36,696	271	206	17,713	12,561
Net increase (decrease) in net assets from operations	64,354	78,385	43,319	410	260	25,124	25,363
Share transactions(1)
Proceeds from the sale of shares
Class A	347,986	597,722	21,659	26,150	15,790	151,568	163,418
Class B	—	—	—	—	—	—	—
Cost of shares redeemed
Class A	(111,379)	(209,458)	(106,168)	(528)	(897)	(47,434)	(45,505)
Class B	—	—	—	—	—	—	—
Net increase (decrease) in net assets from share transactions	236,607	388,264	(84,509)	25,622	14,893	104,134	117,913
Net increase (decrease) net assets	300,961	466,649	(41,190)	26,032	15,153	129,258	143,276
Net assets beginning of period	1,389,770	1,816,781	986,845	—	—	462,723	509,358
Net assets end of period	$1,690,731	$2,283,430	$945,655	$26,032	$15,153	$591,981	$652,634
Undistributed (excess of distributions over) net investment income	$29,384	$42,299	$22,054	$94	$44	$9,475	$9,320

(1) Share transactions
Shares sold
Class A	23,160	38,943	1,375	2,729	1,670	14,654	17,284
Class B	—	—	—	—	—	—	—
Shares redeemed
Class A	(7,411)	(13,739)	(6,736)	(55)	(95)	(4,574)	(4,840)
Class B	—	—	—	—	—	—	—
Net increase/(decrease)
Class A	15,749	25,204	(5,361)	2,674	1,575	10,080	12,444
Class B	—	—	—	—	—	—	—
Purchase and sales of investment securities (excluding short-term securities):
Purchase of securities	$396,083	$682,602	$187,548	$25,768	$15,006	$215,928	$267,428
Proceeds from sales of securities	160,759	296,010	272,949	—	51	112,259	150,019

(a)  Period from April 30, 2012 (commencement of operations).

See accompanying Notes to Financial Statements.

	JNL Disciplined Growth Fund	JNL/AQR Managed Futures Strategy Fund	JNL/BlackRock Commodity Securities Fund	JNL/BlackRock Global Allocation Fund(a)	JNL/Brookfield Global Infrastructure Fund	JNL/Capital Guardian Global Balanced Fund	JNL/Capital Guardian Global Diversified Research Fund
Operations
Net investment income (loss)	$(198)	$(3,241)	$755	$5,046	$2,543	$3,663	$2,304
Net realized gain (loss)	4,644	15,614	(10,408)	(1,254)	3,613	806	7,106
Net change in unrealized appreciation (depreciation)	3,577	(16,252)	(65,663)	5,429	4,959	9,445	5,598
Net increase (decrease) in net assets from operations	8,023	(3,879)	(75,316)	9,221	11,115	13,914	15,008
Share transactions(1)
Proceeds from the sale of shares
Class A	73,886	105,954	329,738	610,377	66,459	45,666	31,715
Class B	—	—	131	157	13	25	58
Cost of shares redeemed
Class A	(14,512)	(127,327)	(149,382)	(80,948)	(11,911)	(39,949)	(33,490)
Class B	—	—	(169)	(73)	—	(58)	(52)
Net increase (decrease) in net assets from share transactions	59,374	(21,373)	180,318	529,513	54,561	5,684	(1,769)
Net increase (decrease) net assets	67,397	(25,252)	105,002	538,734	65,676	19,598	13,239
Net assets beginning of period	181,732	459,846	1,053,165	513,414	127,386	371,518	299,630
Net assets end of period	$249,129	$434,594	$1,158,167	$1,052,148	$193,062	$391,116	$312,869
Undistributed (excess of distributions over) net investment income	$3,003	$(5,665)	$266	$4,868	$2,630	$10,949	$6,255

(1) Share transactions
Shares sold
Class A	8,476	11,239	33,194	58,802		6,100	4,841	1,352
Class B	—	—	13	15		1	3	2
Shares redeemed
Class A	(1,679)	(13,461)	(14,836)	(7,836)		(1,098)	(4,239)	(1,436)
Class B	—	—	(16)	(7)		—	(6)	(2)
Net increase/(decrease)
Class A	6,797	(2,222)	18,358	50,966		5,002	602	(84)
Class B	—	—	(3)	8		1	(3)	—
Purchase and sales of investment securities (excluding short-term securities):
Purchase of securities	$120,072	$—	$208,912	$567,539	(b)	$128,240	$146,756 (c)	$51,233
Proceeds from sales of securities	60,888	—	30,613	155,322	(b)	67,911	137,859 (c)	50,619

(a)  Consolidated Statement of Changes in Net Assets.

(b)  Amounts include $57,969 and $29,067 of purchases and sales, respectively, of U.S. Government Securities.

(c)  Amounts include $49,534 and $47,911 of purchases and sales, respectively, of U.S. Government Securities.

See accompanying Notes to Financial Statements.

	JNL/DFA U.S. Core Equity Fund	JNL/Eagle SmallCap Equity Fund	JNL/Eastspring Investments Asia ex-Japan Fund	JNL/Eastspring Investments China-India Fund	JNL/Franklin Templeton Founding Strategy Fund	JNL/Franklin Templeton Global Growth Fund	JNL/Franklin Templeton Global Multisector Bond Fund
Operations
Net investment income (loss)	$1,334	$(2,150)	$1,309	$3,563	$(298)	$7,702	$5,692
Net realized gain (loss)	31,523	25,734	(2,493)	599	(4,384)	5,711	266
Net change in unrealized appreciation (depreciation)	(15,704)	10,747	6,336	2,794	63,222	13,937	9,874
Net increase (decrease) in net assets from operations	17,153	34,331	5,152	6,956	58,540	27,350	15,832
Share transactions(1)
Proceeds from the sale of shares
Class A	57,192	223,975	63,066	95,448	104,009	83,164	189,840
Class B	42	312	54	95	—	38	141
Cost of shares redeemed
Class A	(35,271)	(175,519)	(43,098)	(76,273)	(103,607)	(66,503)	(32,317)
Class B	(16)	(192)	(6)	(28)	—	(29)	(23)
Net increase (decrease) in net assets from share transactions	21,947	48,576	20,016	19,242	402	16,670	157,641
Net increase (decrease) net assets	39,100	82,907	25,168	26,198	58,942	44,020	173,473
Net assets beginning of period	242,497	821,012	108,700	292,817	1,065,109	515,023	239,692
Net assets end of period	$281,597	$903,919	$133,868	$319,015	$1,124,051	$559,043	$413,165
Undistributed (excess of distributions over) net investment income	$3,248	$(1,986)	$2,191	$6,097	$24,988	$16,656	$6,158

(1) Share transactions
Shares sold
Class A	7,383	10,189	7,903	14,130	11,566	10,445	17,829
Class B	6	15	7	15	—	5	13
Shares redeemed
Class A	(4,580)	(8,154)	(5,513)	(11,564)	(11,532)	(8,314)	(3,053)
Class B	(2)	(9)	(1)	(4)	—	(4)	(2)
Net increase/(decrease)
Class A	2,803	2,035	2,390	2,566	34	2,131	14,776
Class B	4	6	6	11	—	1	11
Purchase and sales of investment securities (excluding short-term securities):
Purchase of securities	$259,770	$205,607	$76,506	$63,045	$21,602	$65,620	$117,979
Proceeds from sales of securities	222,370	166,230	57,268	37,665	21,495	44,064	5,533

See accompanying Notes to Financial Statements.

	JNL/Franklin Templeton Income Fund	JNL/Franklin Templeton International Small Cap Growth Fund	JNL/Franklin Templeton Mutual Shares Fund	JNL/Franklin Templeton Small Cap Value Fund	JNL/Goldman Sachs Core Plus Bond Fund	JNL/Goldman Sachs Emerging Markets Debt Fund	JNL/Goldman Sachs Mid Cap Value Fund
Operations
Net investment income (loss)	$39,170	$2,544	$7,007	$2,841	$9,239	$21,119	$3,030
Net realized gain (loss)	8,327	60	20,570	6,417	12,602	8,416	14,911
Net change in unrealized appreciation (depreciation)	24,994	4,748	11,065	(3,106)	13,932	36,660	35,871
Net increase (decrease) in net assets from operations	72,491	7,352	38,642	6,152	35,773	66,195	53,812
Share transactions(1)
Proceeds from the sale of shares
Class A	259,224	42,779	69,056	120,965	332,156	107,838	167,948
Class B	58	55	51	44	74	18	1,281
Cost of shares redeemed
Class A	(165,749)	(32,744)	(52,468)	(103,559)	(179,575)	(127,243)	(112,098)
Class B	(39)	(43)	(25)	(47)	(47)	(57)	(1,353)
Net increase (decrease) in net assets from share transactions	93,494	10,047	16,614	17,403	152,608	(19,444)	55,778
Net increase (decrease) net assets	165,985	17,399	55,256	23,555	188,381	46,751	109,590
Net assets beginning of period	1,255,200	220,009	690,657	414,065	995,401	783,162	734,142
Net assets end of period	$1,421,185	$237,408	$745,913	$437,620	$1,183,782	$829,913	$843,732
Undistributed (excess of distributions over) net investment income	$108,112	$5,762	$13,058	$4,852	$29,478	$18,194	$3,020

(1) Share transactions
Shares sold
Class A	25,212	5,749	8,002	10,628	26,667		8,317	16,291
Class B	6	8	6	4	6		2	125
Shares redeemed
Class A	(16,149)	(4,446)	(6,089)	(9,119)	(14,447)		(9,821)	(10,916)
Class B	(4)	(6)	(3)	(4)	(4)		(4)	(133)
Net increase/(decrease)
Class A	9,063	1,303	1,913	1,509	12,220		(1,504)	5,375
Class B	2	2	3	—	2		(2)	(8)
Purchase and sales of investment securities (excluding short-term securities):
Purchase of securities	$236,122	$35,146	$146,519	$41,363	$5,294,664	(a)	$466,220	$442,828
Proceeds from sales of securities	149,659	21,642	114,882	12,030	5,157,491	(a)	376,701	369,592

(a) Amounts include $5,156,073 and $4,946,423 of purchases and sales, respectively, of U.S. Government Securities.

See accompanying Notes to Financial Statements.

	JNL/Goldman Sachs U.S. Equity Flex Fund	JNL/Invesco Global Real Estate Fund	JNL/Invesco International Growth Fund	JNL/Invesco Large Cap Growth Fund	JNL/Invesco Small Cap Growth Fund	JNL/Ivy Asset Strategy Fund	JNL/JPMorgan International Value Fund
Operations
Net investment income (loss)	$172	$13,228	$7,982	$599	$(402)	$21,927	$13,244
Net realized gain (loss)	2,735	17,760	(5,142)	12,253	5,930	13,067	(22,866)
Net change in unrealized appreciation (depreciation)	6,355	76,208	25,292	58,826	8,885	33,269	25,223
Net increase (decrease) in net assets from operations	9,262	107,196	28,132	71,678	14,413	68,263	15,601
Share transactions(1)
Proceeds from the sale of shares
Class A	26,626	163,310	140,783	256,245	96,258	429,873	121,504
Class B	25	119	128	96	87	168	61
Cost of shares redeemed
Class A	(20,564)	(199,228)	(84,218)	(162,753)	(68,306)	(369,169)	(81,232)
Class B	(7)	(134)	(91)	(72)	(76)	(146)	(53)
Net increase (decrease) in net assets from share transactions	6,080	(35,933)	56,602	93,516	27,963	60,726	40,280
Net increase (decrease) net assets	15,342	71,263	84,734	165,194	42,376	128,989	55,881
Net assets beginning of period	98,404	723,563	636,461	954,981	178,786	1,604,383	586,573
Net assets end of period	$113,746	$794,826	$721,195	$1,120,175	$221,162	$1,733,372	$642,454
Undistributed (excess of distributions over) net investment income	$627	$20,254	$19,354	$576	$(405)	$20,745	$32,552

(1) Share transactions
Shares sold
Class A	3,315	19,197	13,957	19,760	6,958	37,234	18,211
Class B	3	14	12	8	7	15	9
Shares redeemed
Class A	(2,575)	(23,273)	(8,389)	(12,655)	(4,993)	(32,455)	(12,230)
Class B	(1)	(16)	(9)	(6)	(6)	(13)	(8)
Net increase/(decrease)
Class A	740	(4,076)	5,568	7,105	1,965	4,779	5,981
Class B	2	(2)	3	2	1	2	1
Purchase and sales of investment securities (excluding short-term securities):
Purchase of securities	$113,129	$321,006	$108,224	$593,659	$68,759	$738,811	$198,459
Proceeds from sales of securities	104,808	342,461	65,651	489,539	41,370	567,990	156,539

See accompanying Notes to Financial Statements.

	JNL/JPMorgan MidCap Growth Fund	JNL/JPMorgan U.S. Government & Quality Bond Fund	JNL/Lazard Emerging Markets Fund	JNL/Lazard Mid Cap Equity Fund	JNL/M&G Global Basics Fund	JNL/M&G Global Leaders Fund	JNL/Mellon Capital Management 10 x 10 Fund
Operations
Net investment income (loss)	$854	$19,986	$15,886	$383	$2,689	$369	$(78)
Net realized gain (loss)	7,611	(16)	35,632	12,409	(9,201)	(662)	(3,356)
Net change in unrealized appreciation (depreciation)	20,842	13,854	44,774	(4,736)	513	1,642	23,676
Net increase (decrease) in net assets from operations	29,307	33,824	96,292	8,056	(5,999)	1,349	20,242
Share transactions(1)
Proceeds from the sale of shares
Class A	240,341	469,116	146,173	49,135	75,811	9,995	27,823
Class B	69	202	29	55	13	1	—
Cost of shares redeemed
Class A	(105,753)	(317,177)	(199,117)	(71,401)	(40,098)	(8,349)	(30,662)
Class B	(58)	(227)	(130)	(39)	(15)	(1)	—
Net increase (decrease) in net assets from share transactions	134,599	151,914	(53,045)	(22,250)	35,711	1,646	(2,839)
Net increase (decrease) net assets	163,906	185,738	43,247	(14,194)	29,712	2,995	17,403
Net assets beginning of period	439,195	1,395,299	1,171,153	223,657	275,730	36,510	276,388
Net assets end of period	$603,101	$1,581,037	$1,214,400	$209,463	$305,442	$39,505	$293,791
Undistributed (excess of distributions over) net investment income	$847	$56,003	$43,167	$1,004	$3,997	$408	$7,035

(1) Share transactions
Shares sold
Class A	11,328	33,320	13,547	4,234	5,474	895	3,302
Class B	3	14	3	4	1	—	—
Shares redeemed
Class A	(5,049)	(22,655)	(18,298)	(6,142)	(2,930)	(755)	(3,628)
Class B	(3)	(16)	(12)	(3)	(1)	—	—
Net increase/(decrease)
Class A	6,279	10,665	(4,751)	(1,908)	2,544	140	(326)
Class B	—	(2)	(9)	1	—	—	—
Purchase and sales of investment securities (excluding short-term securities):
Purchase of securities	$345,034	$255,175 (a)	$147,138	$150,138	$72,877	$14,111	$12,672
Proceeds from sales of securities	229,172	57,265 (a)	184,944	165,563	32,453	11,736	15,587

(a) Amounts include $254,912 and $52,147 of purchases and sales, respectively, of U.S. Government Securities.

See accompanying Notes to Financial Statements.

	JNL/Mellon Capital Management Index 5 Fund	JNL/Mellon Capital Management Emerging Markets Index Fund	JNL/Mellon Capital Management European 30 Fund	JNL/Mellon Capital Management Pacific Rim 30 Fund	JNL/Mellon Capital Management S&P 500 Index Fund	JNL/Mellon Capital Management S&P 400 MidCap Index Fund	JNL/Mellon Capital Management Small Cap Index Fund
Operations
Net investment income (loss)	$(123)	$2,394	$760	$1,457	$9,850	$3,549	$5,801
Net realized gain (loss)	3,772	(2,896)	(1,158)	(879)	10,109	10,353	25,063
Net change in unrealized appreciation (depreciation)	21,602	(9,092)	33	1,943	86,309	32,621	34,103
Net increase (decrease) in net assets from operations	25,251	(9,594)	(365)	2,521	106,268	46,523	64,967
Share transactions(1)
Proceeds from the sale of shares
Class A	66,982	223,406	6,797	36,443	346,362	246,660	232,009
Class B	—	26	6	42	4,919	2,514	3,446
Cost of shares redeemed
Class A	(39,348)	(59,951)	(4,348)	(33,142)	(260,139)	(125,045)	(155,337)
Class B	—	(4)	(2)	(3)	(3,774)	(1,923)	(3,256)
Net increase (decrease) in net assets from share transactions	27,634	163,477	2,453	3,340	87,368	122,206	76,862
Net increase (decrease) net assets	52,885	153,883	2,088	5,861	193,636	168,729	141,829
Net assets beginning of period	423,503	98,653	21,454	81,872	1,133,042	664,704	771,922
Net assets end of period	$476,388	$252,536	$23,542	$87,733	$1,326,678	$833,433	$913,751
Undistributed (excess of distributions over) net investment income	$7,536	$2,529	$1,731	$3,168	$10,339	$7,309	$10,763

(1) Share transactions
Shares sold
Class A	6,764	22,167	682	2,965	30,762	17,497	18,633
Class B	—	2	1	3	433	182	275
Shares redeemed
Class A	(3,983)	(6,202)	(438)	(2,661)	(23,003)	(8,964)	(12,447)
Class B	—	—	—	—	(328)	(136)	(254)
Net increase/(decrease)
Class A	2,781	15,965	244	304	7,759	8,533	6,186
Class B	—	2	1	3	105	46	21
Purchase and sales of investment securities (excluding short-term securities):
Purchase of securities	$45,275	$312,772	$15,433	$97,976	$135,968	$152,199	$193,211
Proceeds from sales of securities	17,761	150,238	12,304	93,220	36,535	32,743	122,618

See accompanying Notes to Financial Statements.

	JNL/Mellon Capital Management International Index Fund	JNL/Mellon Capital Management Bond Index Fund	JNL/Mellon Capital Management Global Alpha Fund	JNL/Mellon Capital Management Dow Jones U.S. Contrarian Opportunities Index Fund(a)	JNL/Morgan Stanley Mid Cap Growth Fund(a)	JNL/Neuberger Berman Strategic Income Fund(a)	JNL/Oppenheimer Global Growth Fund
Operations
Net investment income (loss)	$27,669	$17,646	$(3,457)	$74	$35	$46	$6,392
Net realized gain (loss)	(8,280)	7,552	11,163	53	(74)	54	1,962
Net change in unrealized appreciation (depreciation)	16,088	9,103	(17,828)	(2,094)	(264)	26	15,463
Net increase (decrease) in net assets from operations	35,477	34,301	(10,122)	(1,967)	(303)	126	23,817
Share transactions(1)
Proceeds from the sale of shares
Class A	273,753	369,241	105,842	64,932	9,601	32,513	113,879
Class B	4,606	1,467	22	100	100	100	64
Cost of shares redeemed
Class A	(171,454)	(236,947)	(128,238)	(2,564)	(1,051)	(3,045)	(68,221)
Class B	(4,041)	(917)	(43)	—	—	—	(41)
Net increase (decrease) in net assets from share transactions	102,864	132,844	(22,417)	62,468	8,650	29,568	45,681
Net increase (decrease) net assets	138,341	167,145	(32,539)	60,501	8,347	29,694	69,498
Net assets beginning of period	1,164,230	1,553,874	515,584	—	—	—	547,361
Net assets end of period	$1,302,571	$1,721,019	$483,045	$60,501	$8,347	$29,694	$616,859
Undistributed (excess of distributions over) net investment income	$31,324	$27,267	$(11,247)	$74	$35	$46	$12,194

(1) Share transactions
Shares sold
Class A	24,403	30,254		10,048	6,507	995	3,267		11,180
Class B	393	117		2	10	10	10		7
Shares redeemed
Class A	(15,409)	(19,384)		(12,298)	(272)	(116)	(306)		(6,727)
Class B	(351)	(73)		(4)	—	—	—		(4)
Net increase/(decrease)
Class A	8,994	10,870		(2,250)	6,235	879	2,961		4,453
Class B	42	44		(2)	10	10	10		3
Purchase and sales of investment securities (excluding short-term securities):
Purchase of securities	$139,542	$897,650	(b)	$18,648	$64,566	$9,022	$42,195	(c)	$123,905
Proceeds from sales of securities	12,168	749,984	(b)	22,111	2,203	771	11,223	(c)	69,297

(a) Period from April 30, 2012 (commencement of operations).

(b) Amounts include $812,497 and $704,253 of purchases and sales, respectively, of U.S. Government Securities.

(c) Amounts include $21,114 and $9,454 of purchases and sales, respectively, of U.S. Government Securities.

See accompanying Notes to Financial Statements.

	JNL/PIMCO Real Return Fund	JNL/PIMCO Total Return Bond Fund	JNL/PPM America Floating Rate Income Fund	JNL/PPM America High Yield Bond Fund	JNL/PPM America Mid Cap Value Fund	JNL/PPM America Small Cap Value Fund	JNL/PPM America Value Equity Fund
Operations
Net investment income (loss)	$27,278	$42,959	$9,430	$51,608	$723	$338	$937
Net realized gain (loss)	105,941	82,637	(368)	14,319	(3,725)	(799)	2,314
Net change in unrealized appreciation (depreciation)	8,519	52,114	6,758	30,387	7,890	5,163	6,005
Net increase (decrease) in net assets from operations	141,738	177,710	15,820	96,314	4,888	4,702	9,256
Share transactions(1)
Proceeds from the sale of shares
Class A	848,600	1,192,736	147,413	529,139	114,167	64,682	47,005
Class B	306	4,374	—	2,131	40	2,238	106
Cost of shares redeemed
Class A	(419,049)	(597,820)	(109,961)	(397,862)	(76,238)	(51,668)	(30,770)
Class B	(105)	(1,450)	—	(1,204)	(47)	(1,873)	(55)
Net increase (decrease) in net assets from share transactions	429,752	597,840	37,452	132,204	37,922	13,379	16,286
Net increase (decrease) net assets	571,490	775,550	53,272	228,518	42,810	18,081	25,542
Net assets beginning of period	2,715,054	3,861,260	445,716	1,269,758	118,022	74,612	102,600
Net assets end of period	$3,286,544	$4,636,810	$498,988	$1,498,276	$160,832	$92,693	$128,142
Undistributed (excess of distributions over) net investment income	$72,769	$48,743	$24,604	$55,392	$1,348	$449	$2,555

(1) Share transactions
Shares sold
Class A	64,171		92,275		14,237	77,437	10,684	7,131	3,767
Class B	23		321		—	283	5	236	8
Shares redeemed
Class A	(31,813)		(46,442)		(10,647)	(58,069)	(7,128)	(5,673)	(2,458)
Class B	(8)		(105)		—	(159)	(5)	(206)	(4)
Net increase/(decrease)
Class A	32,358		45,833		3,590	19,368	3,556	1,458	1,309
Class B	15		216		—	124	—	30	4
Purchase and sales of investment securities (excluding short-term securities):
Purchase of securities	$1,580,975	(a)	$12,540,459	(b)	$163,444	$640,913	$103,454	$57,700	$37,495
Proceeds from sales of securities	1,410,672	(a)	11,328,052	(b)	111,063	454,688	64,426	43,255	20,628

(a) Amounts include $1,495,128 and $1,119,907 of purchases and sales, respectively, of U.S. Government Securities.

(b) Amounts include $12,380,249 and $10,968,312 of purchases and sales, respectively, of U.S. Government Securities.

See accompanying Notes to Financial Statements.

	JNL/Red Rocks Listed Private Equity Fund	JNL/S&P Managed Conservative Fund	JNL/S&P Managed Moderate Fund	JNL/S&P Managed Moderate Growth Fund	JNL/S&P Managed Growth Fund	JNL/S&P Managed Aggressive Growth Fund	JNL/S&P Competitive Advantage Fund
Operations
Net investment income (loss)	$9,180	$(1,062)	$(1,708)	$(2,741)	$(1,958)	$(749)	$2,725
Net realized gain (loss)	(14,549)	1,234	(13)	(2,089)	822	(3,027)	3,605
Net change in unrealized appreciation (depreciation)	72,427	57,897	114,479	215,317	159,915	56,577	51,234
Net increase (decrease) in net assets from operations	67,058	58,069	112,758	210,487	158,779	52,801	57,564
Share transactions(1)
Proceeds from the sale of shares
Class A	51,673	374,979	506,139	751,866	461,938	199,207	227,442
Class B	37	—	—	—	—	—	40
Cost of shares redeemed
Class A	(109,831)	(198,290)	(199,318)	(313,988)	(255,719)	(129,443)	(104,448)
Class B	(97)	—	—	—	—	—	(29)
Net increase (decrease) in net assets from share transactions	(58,218)	176,689	306,821	437,878	206,219	69,764	123,005
Net increase (decrease) net assets	8,840	234,758	419,579	648,365	364,998	122,565	180,569
Net assets beginning of period	602,741	1,298,317	2,129,486	3,519,718	2,482,133	843,436	534,508
Net assets end of period	$611,581	$1,533,075	$2,549,065	$4,168,083	$2,847,131	$966,001	$715,077
Undistributed (excess of distributions over) net investment income	$(2,924)	$9,133	$11,983	$23,195	$31,850	$8,465	$6,957

(1) Share transactions
Shares sold
Class A	6,440	33,081	43,197	62,787	40,205	16,070	19,029
Class B	5	—	—	—	—	—	3
Shares redeemed
Class A	(13,562)	(17,518)	(17,010)	(26,267)	(22,292)	(10,455)	(8,755)
Class B	(12)	—	—	—	—	—	(2)
Net increase/(decrease)
Class A	(7,122)	15,563	26,187	36,520	17,913	5,615	10,274
Class B	(7)	—	—	—	—	—	1
Purchase and sales of investment securities (excluding short-term securities):
Purchase of securities	$110,432	$215,914	$308,337	$464,543	$260,686	$96,954	$136,174
Proceeds from sales of securities	161,610	40,263	3,183	29,346	56,393	27,929	10,192

See accompanying Notes to Financial Statements.

	JNL/S&P Dividend Income & Growth Fund	JNL/S&P Intrinsic Value Fund	JNL/S&P Total Yield Fund	JNL/S&P 4 Fund	JNL/T. Rowe Price Established Growth Fund	JNL/T. Rowe Price Mid-Cap Growth Fund	JNL/T. Rowe Price Short- Term Bond Fund(a)
Operations
Net investment income (loss)	$16,153	$5,475	$3,615	$(297)	$(1,714)	$(3,335)	$8,555
Net realized gain (loss)	11,277	364	1,188	10,209	(8,241)	60,873	704
Net change in unrealized appreciation (depreciation)	57,536	16,579	30,355	72,959	248,855	50,799	8,439
Net increase (decrease) in net assets from operations	84,966	22,418	35,158	82,871	238,900	108,337	17,698
Share transactions(1)
Proceeds from the sale of shares
Class A	340,291	180,615	113,362	207,986	524,241	258,743	400,655
Class B	102	100	77	—	3,917	5,577	94
Cost of shares redeemed
Class A	(226,187)	(131,052)	(63,517)	(147,670)	(254,345)	(222,130)	(247,468)
Class B	(68)	(151)	(83)	—	(2,800)	(4,068)	(122)
Net increase (decrease) in net assets from share transactions	114,138	49,512	49,839	60,316	271,013	38,122	153,159
Net increase (decrease) net assets	199,104	71,930	84,997	143,187	509,913	146,459	170,857
Net assets beginning of period	920,892	568,880	368,822	1,009,149	1,838,605	1,475,445	1,220,966
Net assets end of period	$1,119,996	$640,810	$453,819	$1,152,336	$2,348,518	$1,621,904	$1,391,823
Undistributed (excess of distributions over) net investment income	$34,803	$12,013	$7,907	$21,944	$(1,755)	$(7,058)	$29,040

(1) Share transactions
Shares sold
Class A	30,075	17,002	11,899	17,679	22,030	8,851	40,035
Class B	9	10	9	—	170	190	10
Shares redeemed
Class A	(19,773)	(12,458)	(6,785)	(12,681)	(10,832)	(7,658)	(24,744)
Class B	(6)	(15)	(9)	—	(119)	(137)	(12)
Net increase/(decrease)
Class A	10,302	4,544	5,114	4,998	11,198	1,193	15,291
Class B	3	(5)	—	—	51	53	(2)
Purchase and sales of investment securities (excluding short-term securities):
Purchase of securities	$202,409	$86,039	$64,181	$104,454	$591,636	$264,082	$355,261 (a)
Proceeds from sales of securities	67,423	30,384	11,977	44,427	367,361	268,800	217,954 (a)

(a) Amounts include $95,896 and $98,870 of purchases and sales, respectively, of U.S. Government Securities.

See accompanying Notes to Financial Statements.

	JNL/T. Rowe Price Value Fund	JNL/UBS Large Cap Select Growth Fund	JNL/WMC Balanced Fund	JNL/WMC Money Market Fund	JNL/WMC Value Fund
Operations
Net investment income (loss)	$11,828	$(104)	$17,951	$—	$14,056
Net realized gain (loss)	17,871	62,301	16,119	2	11,306
Net change in unrealized appreciation (depreciation)	67,567	(43,964)	67,533	—	75,253
Net increase (decrease) in net assets from operations	97,266	18,233	101,603	2	100,615
Share transactions(1)
Proceeds from the sale of shares
Class A	294,186	58,204	408,693	801,893	252,021
Class B	148	31	89	4,236	2,097
Cost of shares redeemed
Class A	(177,392)	(68,599)	(169,969)	(719,150)	(161,392)
Class B	(131)	(52)	(243)	(3,777)	(1,501)
Net increase (decrease) in net assets from share transactions	116,811	(10,416)	238,570	83,202	91,225
Net increase (decrease) net assets	214,077	7,817	340,173	83,204	191,840
Net assets beginning of period	1,306,144	450,402	1,793,921	1,063,248	1,237,183
Net assets end of period	$1,520,221	$458,219	$2,134,094	$1,146,452	$1,429,023
Undistributed (excess of distributions over) net investment income	$31,096	$591	$46,324	$(27)	$33,964

(1)	Share transactions
	Shares sold
	Class A	26,232	2,541	23,298	801,894		13,924
	Class B	13	1	5	4,236		115
	Shares redeemed
	Class A	(15,815)	(3,020)	(9,703)	(719,150)		(8,918)
	Class B	(11)	(2)	(14)	(3,777)		(81)
	Net increase/(decrease)
	Class A	10,417	(479)	13,595	82,744		5,006
	Class B	2	(1)	(9)	459		34
	Purchase and sales of investment securities (excluding short-term securities):
	Purchase of securities	$490,994	$514,114	$2,323,670 (a)	$200,440	(b)	$215,620
	Proceeds from sales of securities	360,305	516,299	1,999,803 (a)	174,470	(b)	121,707

(a)	Amounts include $1,948,518 and $1,813,242 of purchases and sales, respectively, of U.S. Government Securities.
(b)	Amounts include $167,105 and $822,015 of purchases and sales, respectively, of U.S. Government Securities.

See accompanying Notes to the Financial Statements.

JNL Series Trust (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2011

	JNL/American Funds Blue Chip Income and Growth Fund	JNL/American Funds Global Bond Fund	JNL/American Funds Global Small Capitalization Fund	JNL/American Funds Growth- Income Fund	JNL/American Funds International Fund	JNL/American Funds New World Fund	JNL Institutional Alt 20 Fund
Operations
Net investment income (loss)	$5,803	$8,229	$1,263	$5,711	$3,390	$3,987	$15,490
Net realized gain (loss)	894	3,640	1,553	688	547	1,566	32,914
Net change in unrealized appreciation (depreciation)	(12,512)	(6,491)	(29,784)	(18,135)	(35,582)	(41,058)	(75,216)
Net increase (decrease) in net assets from operations	(5,815)	5,378	(26,968)	(11,736)	(31,645)	(35,505)	(26,812)
Distributions to shareholders
From net investment income
Class A	(1,893)	(2,371)	(419)	(1,730)	(1,241)	(1,267)	(7,820)
Class B	—	(1)	—	—	—	—	—
From net realized gains
Class A	(1)	(150)	(68)	—	(125)	—	(735)
Class B	—	—	—	—	—	—	—
Total distributions to shareholders	(1,894)	(2,522)	(487)	(1,730)	(1,366)	(1,267)	(8,555)
Share transactions(1)
Proceeds from the sale of shares
Class A	334,989	339,373	120,844	378,129	181,243	240,009	444,305
Class B	60	198	56	84	69	98	—
Reinvestment of distributions
Class A	1,894	2,521	487	1,730	1,366	1,267	8,555
Class B	—	1	—	—	—	—	—
Cost of shares redeemed
Class A	(74,592)	(110,447)	(44,649)	(80,625)	(39,315)	(62,916)	(122,180)
Class B	(15)	(103)	(22)	(14)	(23)	(29)	—
Net increase (decrease) in net assets from share transactions	262,336	231,543	76,716	299,304	143,340	178,429	330,680
Net increase (decrease) net assets	254,627	234,399	49,261	285,838	110,329	141,657	295,313
Net assets beginning of year	149,005	105,341	80,947	174,517	102,786	133,483	615,034
Net assets end of year	$403,632	$339,740	$130,208	$460,355	$213,115	$275,140	$910,347
Undistributed (excess of distributions over) net investment income	$5,803	$8,321	$1,263	$5,711	$3,390	$3,988	$19,111

(1) Share transactions
Shares sold
Class A	32,332	31,215	11,494	36,232	17,315	22,438	30,905
Class B	5	17	5	8	6	9	—
Reinvestment of distributions
Class A	185	233	53	168	144	128	612
Class B	—	—	—	—	—	—	—
Shares redeemed
Class A	(7,319)	(10,127)	(4,268)	(7,843)	(3,852)	(5,921)	(8,595)
Class B	(1)	(9)	(2)	(1)	(2)	(3)	—
Net increase/(decrease)
Class A	25,198	21,321	7,279	28,557	13,607	16,645	22,922
Class B	4	8	3	7	4	6	—
Purchase and sales of investment securities (excluding short-term securities):
Purchase of securities	$277,554	$277,099	$87,524	$313,209	$150,335	$194,015	$526,679
Proceeds from sales of securities	12,112	40,871	11,557	10,819	5,471	13,986	180,257

See accompanying Notes to Financial Statements.

	JNL Institutional Alt 35 Fund	JNL Institutional Alt 50 Fund	JNL Institutional Alt 65 Fund	JNL Disciplined Moderate Fund	JNL Disciplined Moderate Growth Fund	JNL Disciplined Growth Fund	JNL/AQR Managed Futures Strategy Fund(a)
Operations
Net investment income (loss)	$25,597	$37,427	$19,934	$6,749	$6,331	$2,015	$(1,934)
Net realized gain (loss)	57,268	71,573	51,773	36,239	45,690	17,183	(27,447)
Net change in unrealized appreciation (depreciation)	(143,070)	(195,671)	(143,363)	(41,636)	(59,094)	(26,110)	6,427
Net increase (decrease) in net assets from operations	(60,205)	(86,671)	(71,656)	1,352	(7,073)	(6,912)	(22,954)
Distributions to shareholders
From net investment income
Class A	(10,505)	(12,805)	(7,043)	(5,555)	(5,073)	(1,790)	—
Class B	—	—	—	—	—	—	—
From net realized gains
Class A	(1,464)	(2,217)	(2,702)	—	—	—	—
Class B	—	—	—	—	—	—	—
Total distributions to shareholders	(11,969)	(15,022)	(9,745)	(5,555)	(5,073)	(1,790)	—
Share transactions(1)
Proceeds from the sale of shares
Class A	773,938	1,124,009	580,286	204,537	236,076	103,102	514,320
Class B	—	—	—	—	—	—	100
Reinvestment of distributions
Class A	11,969	15,022	9,745	5,555	5,073	1,790	—
Class B	—	—	—	—	—	—	—
Cost of shares redeemed
Class A	(209,419)	(298,180)	(250,195)	(89,599)	(95,737)	(51,934)	(31,620)
Class B	—	—	—	—	—	—	—
Net increase (decrease) in net assets from share transactions	576,488	840,851	339,836	120,493	145,412	52,958	482,800
Net increase (decrease) net assets	504,314	739,158	258,435	116,290	133,266	44,256	459,846
Net assets beginning of year	885,456	1,077,623	728,410	346,433	376,092	137,476	—
Net assets end of year	$1,389,770	$1,816,781	$986,845	$462,723	$509,358	$181,732	$459,846
Undistributed (excess of distributions over) net investment income	$30,700	$44,023	$22,938	$9,954	$9,838	$3,201	$(2,424)

(1) Share transactions
Shares sold
Class A	51,333	72,891	35,327	20,518	25,610	11,961	51,849
Class B	—	—	—	—	—	—	10
Reinvestment of distributions
Class A	824	1,014	640	565	565	217	—
Class B	—	—	—	—	—	—	—
Shares redeemed
Class A	(14,114)	(19,442)	(15,720)	(9,061)	(10,457)	(6,082)	(3,261)
Class B	—	—	—	—	—	—	—
Net increase/(decrease)
Class A	38,043	54,463	20,247	12,022	15,718	6,096	48,588
Class B	—	—	—	—	—	—	10
Purchase and sales of investment securities (excluding short-term securities):
Purchase of securities	$945,489	$1,294,601	$746,676	$657,677	$620,559	$235,549	$—
Proceeds from sales of securities	342,803	415,195	388,608	526,676	462,666	178,336	—

(a)  Period from August 29, 2011 (commencement of operations).

See accompanying Notes to Financial Statements.

	JNL/BlackRock Commodity Securities Fund	JNL/BlackRock Global Allocation Fund(a)	JNL/Brookfield Global Infrastructure Fund(d)	JNL/Capital Guardian Global Balanced Fund	JNL/Capital Guardian Global Diversified Research Fund	JNL/Capital Guardian U.S. Growth Equity Fund	JNL/Eagle Core Equity Fund
Operations
Net investment income (loss)	$(2,355)	$238	$126	$5,928	$3,991	$708	$1,931
Net realized gain (loss)	50,934	(7,054)	(39)	14,736	36,995	142,643	6,300
Net change in unrealized appreciation (depreciation)	(148,040)	(3,527)	4,321	(39,632)	(50,060)	(117,443)	(10,925)
Net increase (decrease) in net assets from operations	(99,461)	(10,343)	4,408	(18,968)	(9,074)	25,908	(2,694)
Distributions to shareholders
From net investment income
Class A	(6,176)	(2,078)	—	(4,046)	(2,938)	(1,469)	(1,253)
Class B	(6)	—	—	(5)	(4)	(2)	(1)
From net realized gains
Class A	—	(5)	—	—	—	—	—
Class B	—	—	—	—	—	—	—
Total distributions to shareholders	(6,182)	(2,083)	—	(4,051)	(2,942)	(1,471)	(1,254)
Share transactions(1)
Proceeds from the sale of shares
Class A	705,986	450,990	124,108	117,499	98,489	203,491	150,265
Class B	564	103	100	130	80	89	78
Reinvestment of distributions
Class A	6,176	2,083	—	4,046	2,938	1,469	1,253
Class B	6	—	—	5	4	2	1
Cost of shares redeemed
Class A	(554,516)	(106,877)	(1,230)	(86,066)	(227,003)	(673,988)	(108,660)
Class B	(340)	(39)	—	(91)	(70)	(67)	(20)
Net increase (decrease) in net assets from share transactions	157,876	346,260	122,978	35,523	(125,562)	(469,004)	42,917
Net increase (decrease) net assets	52,233	333,834	127,386	12,504	(137,578)	(444,567)	38,969
Net assets beginning of year	1,000,932	179,580	—	359,014	437,208	894,969	203,528
Net assets end of year	$1,053,165	$513,414	$127,386	$371,518	$299,630	$450,402	$242,497
Undistributed (excess of distributions over) net investment income	$(489)	$(178)	$87	$7,286	$3,951	$695	$1,914

(1) Share transactions
Shares sold
Class A	63,369	44,662		12,405	12,404		4,219	9,417	20,139
Class B	50	11		10	13		4	4	11
Reinvestment of distributions
Class A	585	206		—	443		132	68	171
Class B	1	—		—	1		—	—	—
Shares redeemed
Class A	(51,027)	(10,408)		(121)	(9,129)		(9,534)	(30,545)	(14,549)
Class B	(31)	(4)		—	(9)		(3)	(3)	(3)
Net increase/(decrease)
Class A	12,927	34,460		12,284	3,718		(5,183)	(21,060)	5,761
Class B	20	7		10	5		1	1	8
Purchase and sales of investment securities (excluding short-term securities):
Purchase of securities	$578,887	$396,706	(b)	$117,676	$237,560	(c)	$132,598	$217,712	$128,017
Proceeds from sales of securities	332,600	97,359	(b)	—	197,654	(c)	252,316	653,614	93,774

(a)            Consolidated Statement of Changes in Net Assets.

(b)            Amounts include $25,748 and $5,573 of purchases and sales, respectively, of U.S. Government Securities.  Amounts exclude the liquidation transactions related to the transition from a Master-Feeder structure to a Sub-Advised Fund.

(c)             Amounts include $55,402 and $48,061 of purchases and sales, respectively, of U.S. Government Securities.

(d)             Period from December 12, 2011 (commencement of operations).

See accompanying Notes to Financial Statements.

	JNL/Eagle SmallCap Equity Fund	JNL/Franklin Templeton Founding Strategy Fund	JNL/Franklin Templeton Global Growth Fund	JNL/Franklin Templeton Global Multisector Bond Fund(a)	JNL/Franklin Templeton Income Fund	JNL/Franklin Templeton International Small Cap Growth Fund	JNL/Franklin Templeton Mutual Shares Fund
Operations
Net investment income (loss)	$(3,839)	$25,309	$9,180	$289	$69,305	$3,110	$12,094
Net realized gain (loss)	77,430	(16,130)	24,096	207	22,494	10,738	(5,653)
Net change in unrealized appreciation (depreciation)	(99,744)	(25,614)	(67,353)	1,049	(67,153)	(48,568)	(11,964)
Net increase (decrease) in net assets from operations	(26,153)	(16,435)	(34,077)	1,545	24,646	(34,720)	(5,523)
Distributions to shareholders
From net investment income
Class A	—	(15,769)	(4,671)	—	(49,297)	(3,319)	(16,460)
Class B	—	—	(3)	—	(22)	(3)	(9)
From net realized gains
Class A	(45,939)	—	—	—	—	—	—
Class B	(35)	—	—	—	—	—	—
Total distributions to shareholders	(45,974)	(15,769)	(4,674)	—	(49,319)	(3,322)	(16,469)
Share transactions(1)
Proceeds from the sale of shares
Class A	606,344	276,674	204,317	238,537	515,287	118,033	245,521
Class B	584	—	111	100	380	55	133
Reinvestment of distributions
Class A	45,939	15,769	4,671	—	49,297	3,319	16,460
Class B	35	—	3	—	22	3	9
Cost of shares redeemed
Class A	(349,249)	(233,111)	(130,990)	(490)	(347,032)	(77,317)	(144,428)
Class B	(444)	—	(79)	—	(221)	(47)	(111)
Net increase (decrease) in net assets from share transactions	303,209	59,332	78,033	238,147	217,733	44,046	117,584
Net increase (decrease) net assets	231,082	27,128	39,282	239,692	193,060	6,004	95,592
Net assets beginning of year	589,930	1,037,981	475,741	—	1,062,140	214,005	595,065
Net assets end of year	$821,012	$1,065,109	$515,023	$239,692	$1,255,200	$220,009	$690,657
Undistributed (excess of distributions over) net investment income	$164	$25,286	$8,954	$466	$68,942	$3,218	$6,051

(1) Share transactions
Shares sold
Class A	27,286	30,899	25,361	23,852	49,893	15,123	28,821
Class B	25	—	14	10	38	7	16
Reinvestment of distributions
Class A	2,299	1,840	611	—	5,010	477	2,020
Class B	2	—	—	—	2	—	1
Shares redeemed
Class A	(15,826)	(26,201)	(16,318)	(49)	(33,766)	(9,892)	(17,021)
Class B	(20)	—	(10)	—	(22)	(6)	(13)
Net increase/(decrease)
Class A	13,759	6,538	9,654	23,803	21,137	5,708	13,820
Class B	7	—	4	10	18	1	4
Purchase and sales of investment securities (excluding short-term securities):
Purchase of securities	$548,896	$154,527	$176,500	$213,259	$440,573	$86,987	$321,766
Proceeds from sales of securities	296,420	85,648	89,188	6,018	231,425	44,281	220,419

(a) Period from December 12, 2011 (commencement of operations).

See accompanying Notes to Financial Statements.

	JNL/Franklin Templeton Small Cap Value Fund	JNL/Goldman Sachs Core Plus Bond Fund	JNL/Goldman Sachs Emerging Markets Debt Fund	JNL/Goldman Sachs Mid Cap Value Fund	JNL/Goldman Sachs U.S. Equity Flex Fund	JNL/Invesco Global Real Estate Fund	JNL/Invesco International Growth Fund
Operations
Net investment income (loss)	$2,016	$20,706	$25,421	$4,731	$477	$13,367	$11,477
Net realized gain (loss)	7,995	39,748	(7,734)	20,752	(1,682)	41,913	9,638
Net change in unrealized appreciation (depreciation)	(27,592)	(504)	(57,834)	(83,315)	(10,761)	(109,115)	(68,728)
Net increase (decrease) in net assets from operations	(17,581)	59,950	(40,147)	(57,832)	(11,966)	(53,835)	(47,613)
Distributions to shareholders
From net investment income
Class A	(1,115)	(21,241)	(40,515)	(4,452)	(126)	(20,328)	(4,541)
Class B	(2)	(5)	(15)	(70)	—	(19)	(4)
From net realized gains
Class A	—	(38,194)	(19,817)	(20,784)	—	—	—
Class B	—	(9)	(7)	(251)	—	—	—
Total distributions to shareholders	(1,117)	(59,449)	(60,354)	(25,557)	(126)	(20,347)	(4,545)
Share transactions(1)
Proceeds from the sale of shares
Class A	303,394	609,828	473,686	486,506	32,209	412,872	279,586
Class B	104	90	160	4,734	37	334	152
Reinvestment of distributions
Class A	1,115	59,435	60,332	25,236	126	20,328	4,541
Class B	2	14	22	321	—	19	4
Cost of shares redeemed
Class A	(166,351)	(731,032)	(413,560)	(200,532)	(37,264)	(297,385)	(183,995)
Class B	(101)	(94)	(311)	(4,825)	(16)	(211)	(162)
Net increase (decrease) in net assets from share transactions	138,163	(61,759)	120,329	311,440	(4,908)	135,957	100,126
Net increase (decrease) net assets	119,465	(61,258)	19,828	228,051	(17,000)	61,775	47,968
Net assets beginning of year	294,600	1,056,659	763,334	506,091	115,404	661,788	588,493
Net assets end of year	$414,065	$995,401	$783,162	$734,142	$98,404	$723,563	$636,461
Undistributed (excess of distributions over) net investment income	$2,011	$20,239	$(2,925)	$(10)	$455	$7,026	$11,372

(1) Share transactions
Shares sold
Class A	27,830	48,789	34,133	45,818	4,114	48,677	27,187
Class B	11	7	11	452	4	39	15
Reinvestment of distributions
Class A	104	4,892	4,877	2,656	17	2,603	466
Class B	—	1	2	34	—	2	—
Shares redeemed
Class A	(15,942)	(59,268)	(29,855)	(19,466)	(4,767)	(35,830)	(18,025)
Class B	(10)	(7)	(22)	(463)	(2)	(25)	(15)
Net increase/(decrease)
Class A	11,992	(5,587)	9,155	29,008	(636)	15,450	9,628
Class B	1	1	(9)	23	2	16	—
Purchase and sales of investment securities (excluding short-term securities):
Purchase of securities	$194,534	$12,320,503 (a)	$1,459,989	$776,026	$215,280	$546,763	$238,327
Proceeds from sales of securities	59,219	12,428,723 (a)	1,258,432	495,424	218,099	421,114	144,598

(a)  Amounts include $11,766,061 and $11,810,844 of purchases and sales, respectively, of U.S. Government Securities.

See accompanying Notes to Financial Statements.

	JNL/Invesco Large Cap Growth Fund	JNL/Invesco Small Cap Growth Fund	JNL/Ivy Asset Strategy Fund	JNL/JPMorgan International Value Fund	JNL/JPMorgan Mid Cap Growth Fund	JNL/JPMorgan U.S. Government & Quality Bond Fund	JNL/Lazard Emerging Markets Fund
Operations
Net investment income (loss)	$(2,935)	$(1,012)	$4,892	$17,972	$(576)	$34,968	$30,363
Net realized gain (loss)	51,780	11,859	(17,693)	4,443	17,469	46	55,495
Net change in unrealized appreciation (depreciation)	(116,037)	(22,906)	(135,447)	(113,119)	(51,051)	65,129	(350,293)
Net increase (decrease) in net assets from operations	(67,192)	(12,059)	(148,248)	(90,704)	(34,158)	100,143	(264,435)
Distributions to shareholders
From net investment income
Class A	(1,513)	—	(2,094)	(18,354)	—	(30,261)	(14,086)
Class B	(2)	—	(1)	(16)	—	(35)	(10)
From net realized gains
Class A	—	(514)	—	—	—	—	—
Class B	—	(1)	—	—	—	—	—
Total distributions to shareholders	(1,515)	(515)	(2,095)	(18,370)	—	(30,296)	(14,096)
Share transactions(1)
Proceeds from the sale of shares
Class A	524,291	184,120	1,105,461	283,624	421,094	889,042	634,694
Class B	253	147	408	198	109	2,019	289
Reinvestment of distributions
Class A	1,513	514	2,094	18,354	—	30,261	14,086
Class B	2	1	1	16	—	35	10
Cost of shares redeemed
Class A	(413,856)	(143,687)	(328,829)	(214,275)	(180,324)	(513,476)	(587,004)
Class B	(228)	(148)	(254)	(215)	(97)	(1,286)	(420)
Net increase (decrease) in net assets from share transactions	111,975	40,947	778,881	87,702	240,782	406,595	61,655
Net increase (decrease) net assets	43,268	28,373	628,538	(21,372)	206,624	476,442	(216,876)
Net assets beginning of year	911,713	150,413	975,845	607,945	232,571	918,857	1,388,029
Net assets end of year	$954,981	$178,786	$1,604,383	$586,573	$439,195	$1,395,299	$1,171,153
Undistributed (excess of distributions over) net investment income	$(23)	$(3)	$(1,182)	$19,308	$(7)	$36,017	$27,281

(1) Share transactions
Shares sold
Class A	41,350	13,588	95,502	38,458	20,994	65,053	55,433
Class B	20	11	37	27	6	141	25
Reinvestment of distributions
Class A	127	40	189	2,832	—	2,186	1,374
Class B	—	—	—	2	—	2	1
Shares redeemed
Class A	(32,463)	(11,170)	(29,203)	(29,711)	(9,294)	(37,892)	(52,479)
Class B	(18)	(11)	(23)	(28)	(5)	(91)	(37)
Net increase/(decrease)
Class A	9,014	2,458	66,488	11,579	11,700	29,347	4,328
Class B	2	—	14	1	1	52	(11)
Purchase and sales of investment securities (excluding short-term securities):
Purchase of securities	$1,171,265	$144,389	$1,532,675	$520,959	$497,017	$470,409 (a)	$436,164
Proceeds from sales of securities	1,082,735	105,053	800,263	427,106	259,212	120,395 (a)	329,960

(a)  Amounts include $325,343 and $98,397 of purchases and sales, respectively, of U.S. Government Securities.

See accompanying Notes to Financial Statements.

	JNL/Lazard Mid Cap Equity Fund	JNL/M&G Global Basics Fund	JNL/M&G Global Leaders Fund	JNL/Mellon Capital Management 10 x 10 Fund	JNL/Mellon Capital Management Index 5 Fund	JNL/Mellon Capital Management European 30 Fund	JNL/Mellon Capital Management Pacific Rim 30 Fund
Operations
Net investment income (loss)	$650	$2,349	$268	$7,015	$7,353	$1,008	$1,726
Net realized gain (loss)	16,498	5,820	659	(4,383)	15,435	435	1,629
Net change in unrealized appreciation (depreciation)	(30,141)	(46,560)	(5,902)	(8,945)	(33,984)	(3,826)	(4,247)
Net increase (decrease) in net assets from operations	(12,993)	(38,391)	(4,975)	(6,313)	(11,196)	(2,383)	(892)
Distributions to shareholders
From net investment income
Class A	(1,474)	(529)	(260)	(4,082)	(4,123)	(459)	(917)
Class B	(1)	—	(1)	—	—	(3)	(2)
From net realized gains
Class A	—	(520)	(2,310)	—	(833)	(1,118)	(2,172)
Class B	—	—	(9)	—	—	(7)	(6)
Total distributions to shareholders	(1,475)	(1,049)	(2,580)	(4,082)	(4,956)	(1,587)	(3,097)
Share transactions(1)
Proceeds from the sale of shares
Class A	128,230	202,106	23,406	90,285	187,986	28,719	73,308
Class B	80	35	11	—	—	16	49
Reinvestment of distributions
Class A	1,474	1,049	2,570	4,082	4,956	1,577	3,089
Class B	1	—	10	—	—	10	8
Cost of shares redeemed
Class A	(105,831)	(83,505)	(11,861)	(65,129)	(85,768)	(23,254)	(29,659)
Class B	(58)	(29)	(9)	—	—	(3)	(69)
Net increase (decrease) in net assets from share transactions	23,896	119,656	14,127	29,238	107,174	7,065	46,726
Net increase (decrease) net assets	9,428	80,216	6,572	18,843	91,022	3,095	42,737
Net assets beginning of year	214,229	195,514	29,938	257,545	332,481	18,359	39,135
Net assets end of year	$223,657	$275,730	$36,510	$276,388	$423,503	$21,454	$81,872
Undistributed (excess of distributions over) net investment income	$621	$1,308	$39	$7,113	$7,659	$971	$1,711

(1) Share transactions
Shares sold
Class A	11,289	13,600	1,887	11,008	19,366	2,386	5,939
Class B	8	2	1	—	—	1	3
Reinvestment of distributions
Class A	135	76	256	514	529	160	260
Class B	—	—	1	—	—	1	1
Shares redeemed
Class A	(9,328)	(5,756)	(992)	(7,999)	(8,975)	(1,968)	(2,385)
Class B	(5)	(2)	(1)	—	—	—	(5)
Net increase/(decrease)
Class A	2,096	7,920	1,151	3,523	10,920	578	3,814
Class B	3	—	1	—	—	2	(1)
Purchase and sales of investment securities (excluding short-term securities):
Purchase of securities	$203,231	$203,653	$47,649	$59,614	$153,773	$29,756	$106,140
Proceeds from sales of securities	181,456	83,352	37,163	24,748	35,952	23,314	60,847

See accompanying Notes to Financial Statements.

	JNL/Mellon Capital Management S&P 500 Index Fund	JNL/Mellon Capital Management S&P 400 MidCap Index Fund	JNL/Mellon Capital Management Small Cap Index Fund	JNL/Mellon Capital Management International Index Fund	JNL/Mellon Capital Management Bond Index Fund	JNL/Mellon Capital Management Emerging Markets Index Fund(b)	JNL/Mellon Capital Management Global Alpha Fund
Operations
Net investment income (loss)	$20,030	$4,937	$6,276	$35,191	$38,482	$315	$(5,940)
Net realized gain (loss)	9,827	29,672	34, 363	(3,871)	19,811	(2,091)	4,861
Net change in unrealized appreciation (depreciation)	(29,119)	(59,895)	(76,403)	(196,072)	47,423	(7,125)	13,152
Net increase (decrease) in net assets from operations	738	(25,286)	(35,764)	(164,752)	105,716	(8,901)	12,073
Distributions to shareholders
From net investment income
Class A	(19,614)	(4,349)	(6,159)	(33,715)	(41,715)	—	(3,937)
Class B	(275)	(55)	(104)	(611)	(121)	—	(2)
From net realized gains
Class A	(7,836)	(31,019)	(25,317)	—	(14,070)	—	(5,631)
Class B	(97)	(301)	(350)	—	(38)	—	(3)
Total distributions to shareholders	(27,822)	(35,724)	(31,930)	(34,326)	(55,944)	—	(9,573)
Share transactions(1)
Proceeds from the sale of shares
Class A	718,719	383,078	385,920	643,133	920,205	126,688	508,350
Class B	8,326	3,486	15,131	10,021	1,987	100	76
Reinvestment of distributions
Class A	27,450	35,368	31,476	33,715	55,785	—	9,568
Class B	372	356	454	611	159	—	5
Cost of shares redeemed
Class A	(928,595)	(364,552)	(298,912)	(403,507)	(804,843)	(19,234)	(205,996)
Class B	(7,446)	(2,832)	(9,272)	(8,952)	(755)	—	(33)
Net increase (decrease) in net assets from share transactions	(181,174)	54,904	124,797	275,021	172,538	107,554	311,970
Net increase (decrease) net assets	(208,258)	(6,106)	57,103	75,943	222,310	98,653	314,470
Net assets beginning of year	1,341,300	670,810	714,819	1,088,287	1,331,564	—	201,114
Net assets end of year	$1,133,042	$664,704	$771,922	$1,164,230	$1,553,874	$98,653	$515,584
Undistributed (excess of distributions over) net investment income	$489	$3,760	$4,962	$3,655	$9,621	$135	$(7,790)

(1) Share transactions
Shares sold
Class A	66,663	26,941	31,074	52,828	76,357		12,961	48,213
Class B	769	247	1,188	791	159		10	7
Reinvestment of distributions
Class A	2,634	2,892	2,744	3,239	4,614		—	916
Class B	35	29	39	57	13		—	—
Shares redeemed
Class A	(88,046)	(26,369)	(24,203)	(33,778)	(66,292)		(2,102)	(19,588)
Class B	(683)	(201)	(723)	(712)	(61)		—	(3)
Net increase/(decrease)
Class A	(18,749)	3,464	9,615	22,289	14,679		10,859	29,541
Class B	121	75	504	136	111		10	4
Purchase and sales of investment securities (excluding short-term securities):
Purchase of securities	$206,863	$187,510	$213,236	$345,015	$1,854,081	(a)	$141,544	$—
Proceeds from sales of securities	417,441	169,136	112,321	62,537	1,684,717	(a)	35,161	—

(a)  Amounts include $1,656,730 and $1,518,995 of purchases and sales, respectively, of U.S. Government Securities.

(b)  Period from August 29, 2011 (commencement of operations).

See accompanying Notes to Financial Statements.

	JNL/Oppenheimer Global Growth Fund	JNL/PAM Asia ex-Japan Fund	JNL/PAM China-India Fund	JNL/PIMCO Real Return Fund	JNL/PIMCO Total Return Bond Fund	JNL/PPM America Floating Rate Income Fund	JNL/PPM America High Yield Bond Fund
Operations
Net investment income (loss)	$6,628	$1,147	$2,632	$35,827	$82,140	$14,649	$83,132
Net realized gain (loss)	(4,813)	5,135	(4,039)	180,179	32,635	(2,354)	22,310
Net change in unrealized appreciation (depreciation)	(58,811)	(36,830)	(107,345)	17,127	42,661	(10,854)	(53,901)
Net increase (decrease) in net assets from operations	(56,996)	(30,548)	(108,752)	233,133	157,436	1,441	51,541
Distributions to shareholders
From net investment income
Class A	(3,402)	(544)	(1,166)	(20,992)	(109,499)	—	(82,268)
Class B	(5)	(1)	(1)	(4)	(513)	—	(537)
From net realized gains
Class A	—	(8,483)	(18,928)	(105,696)	(4,645)	—	—
Class B	—	(13)	(16)	(19)	(20)	—	—
Total distributions to shareholders	(3,407)	(9,041)	(20,111)	(126,711)	(114,677)	—	(82,805)
Share transactions(1)
Proceeds from the sale of shares
Class A	351,274	76,341	190,078	1,668,784	2,121,770	588,740	1,152,100
Class B	181	112	166	670	5,752	—	4,560
Reinvestment of distributions
Class A	3,402	9,027	20,094	126,688	114,144	—	82,268
Class B	5	14	17	23	533	—	537
Cost of shares redeemed
Class A	(149,236)	(87,928)	(173,841)	(982,160)	(1,683,320)	(144,465)	(842,336)
Class B	(114)	(110)	(168)	(459)	(4,527)	—	(3,807)
Net increase (decrease) in net assets from share transactions	205,512	(2,544)	36,346	813,546	554,352	444,275	393,322
Net increase (decrease) net assets	145,109	(42,133)	(92,517)	919,968	597,111	445,716	362,058
Net assets beginning of year	402,252	150,833	385,334	1,795,086	3,264,149	—	907,700
Net assets end of year	$547,361	$108,700	$292,817	$2,715,054	$3,861,260	$445,716	$1,269,758
Undistributed (excess of distributions over) net investment income	$5,802	$882	$2,534	$45,491	$5,784	$15,174	$3,784

(1) Share transactions
Shares sold
Class A	33,062	8,487	23,675	130,345		166,999		58,801	168,487
Class B	18	13	20	50		428		—	604
Reinvestment of distributions
Class A	349	1,217	3,120	9,898		9,117		—	12,814
Class B	—	2	3	2		40		—	75
Shares redeemed
Class A	(14,488)	(9,828)	(21,354)	(77,399)		(133,245)		(14,532)	(122,643)
Class B	(11)	(13)	(20)	(34)		(338)		—	(504)
Net increase/(decrease)
Class A	18,923	(124)	5,441	62,844		42,871		44,269	58,658
Class B	7	2	3	18		130		—	175
Purchase and sales of investment securities (excluding short-term securities):
Purchase of securities	$303,360	$92,949	$94,189	$14,513,318	(a)	$17,094,933	(b)	$595,349	$859,412
Proceeds from sales of securities	98,279	104,879	66,447	13,708,508	(a)	17,002,779	(b)	213,694	505,707

(a)  Amounts include $13,768,369 and $13,205,126 of purchases and sales, respectively, of U.S. Government Securities.

(b)  Amounts include $15,933,093 and $16,257,276 of purchases and sales, respectively, of U.S. Government Securities.

See accompanying Notes to Financial Statements.

	JNL/PPM America Mid Cap Value Fund	JNL/PPM America Small Cap Value Fund	JNL/PPM America Value Equity Fund	JNL/Red Rocks Listed Private Equity Fund	JNL/S&P Managed Conservative Fund	JNL/S&P Managed Moderate Fund	JNL/S&P Managed Moderate Growth Fund
Operations
Net investment income (loss)	$625	$220	$1,623	$13,522	$16,618	$23,957	$39,169
Net realized gain (loss)	6,338	4,664	15,849	23,770	36,324	61,145	95,131
Net change in unrealized appreciation (depreciation)	(23,418)	(14,098)	(25,337)	(195,752)	(19,766)	(75,603)	(190,084)
Net increase (decrease) in net assets from operations	(16,455)	(9,214)	(7,865)	(158,460)	33,176	9,499	(55,784)
Distributions to shareholders
From net investment income
Class A	(144)	(141)	(1,298)	(67,993)	(26,710)	(38,157)	(54,049)
Class B	—	(24)	(4)	(42)	—	—	—
From net realized gains
Class A	(1,251)	(5,773)	—	(15,680)	(17,017)	(18,473)	(60,679)
Class B	(2)	(546)	—	(10)	—	—	—
Total distributions to shareholders	(1,397)	(6,484)	(1,302)	(83,725)	(43,727)	(56,630)	(114,728)
Share transactions(1)
Proceeds from the sale of shares
Class A	157,028	84,329	68,782	561,387	633,567	841,833	1,346,101
Class B	97	3,995	593	568	—	—	—
Reinvestment of distributions
Class A	1,395	5,914	1,298	83,673	43,727	56,630	114,728
Class B	2	570	4	52	—	—	—
Cost of shares redeemed
Class A	(109,020)	(68,333)	(72,196)	(443,763)	(347,994)	(386,944)	(631,790)
Class B	(47)	(3,697)	(672)	(276)	—	—	—
Net increase (decrease) in net assets from share transactions	49,455	22,778	(2,191)	201,641	329,300	511,519	829,039
Net increase (decrease) net assets	31,603	7,080	(11,358)	(40,544)	318,749	464,388	658,527
Net assets beginning of year	86,419	67,532	113,958	643,285	979,568	1,665,098	2,861,191
Net assets end of year	$118,022	$74,612	$102,600	$602,741	$1,298,317	$2,129,486	$3,519,718
Undistributed (excess of distributions over) net investment income	$625	$111	$1,618	$(12,104)	$10,195	$13,691	$25,936

(1) Share transactions
Shares sold
Class A	14,341	8,311	5,629	54,349	56,387	72,794	112,793
Class B	9	410	45	52	—	—	—
Reinvestment of distributions
Class A	139	754	119	11,097	3,993	5,065	10,171
Class B	—	72	—	7	—	—	—
Shares redeemed
Class A	(10,496)	(6,983)	(6,093)	(46,239)	(30,968)	(33,599)	(53,285)
Class B	(5)	(364)	(53)	(27)	—	—	—
Net increase/(decrease)
Class A	3,984	2,082	(345)	19,207	29,412	44,260	69,679
Class B	4	118	(8)	32	—	—	—
Purchase and sales of investment securities (excluding short-term securities):
Purchase of securities	$136,169	$74,945	$58,417	$607,093	$711,960	$1,047,877	$1,543,765
Proceeds from sales of securities	87,367	58,643	60,118	461,894	396,064	548,976	761,900

See accompanying Notes to Financial Statements.

	JNL/S&P Managed Growth Fund	JNL/S&P Managed Aggressive Growth Fund	JNL/S&P Competitive Advantage Fund	JNL/S&P Dividend Income & Growth Fund	JNL/S&P Intrinsic Value Fund	JNL/S&P Total Yield Fund	JNL/S&P 4 Fund
Operations
Net investment income (loss)	$23,538	$7,108	$4,237	$18,748	$6,543	$4,618	$8,964
Net realized gain (loss)	74,188	9,940	11,234	52,627	16,430	3,681	59,111
Net change in unrealized appreciation (depreciation)	(186,922)	(64,006)	27,247	6,857	(5,981)	(23,911)	(18,495)
Net increase (decrease) in net assets from operations	(89,196)	(46,958)	42,718	78,232	16,992	(15,612)	49,580
Distributions to shareholders
From net investment income
Class A	(17,402)	(5,576)	(3,576)	(10,368)	(4,296)	(4,143)	(45,486)
Class B	—	—	(1)	(4)	(2)	(2)	—
From net realized gains
Class A	(12,182)	—	(31,600)	(10,492)	(33,897)	(19,142)	(4,208)
Class B	—	—	(5)	(4)	(11)	(5)	—
Total distributions to shareholders	(29,584)	(5,576)	(35,182)	(20,868)	(38,206)	(23,292)	(49,694)
Share transactions(1)
Proceeds from the sale of shares
Class A	970,671	421,890	332,618	633,780	431,095	225,914	378,846
Class B	—	—	58	303	542	144	—
Reinvestment of distributions
Class A	29,584	5,576	35,176	20,860	38,193	23,285	49,694
Class B	—	—	6	8	13	7	—
Cost of shares redeemed
Class A	(540,158)	(320,160)	(136,954)	(232,359)	(199,032)	(122,750)	(263,222)
Class B	—	—	(23)	(156)	(434)	(76)	—
Net increase (decrease) in net assets from share transactions	460,097	107,306	230,881	422,436	270,377	126,524	165,318
Net increase (decrease) net assets	341,317	54,772	238,417	479,800	249,163	87,620	165,204
Net assets beginning of year	2,140,816	788,664	296,091	441,092	319,717	281,202	843,945
Net assets end of year	$2,482,133	$843,436	$534,508	$920,892	$568,880	$368,822	$1,009,149
Undistributed (excess of distributions over) net investment income	$33,808	$9,214	$4,232	$18,650	$6,538	$4,292	$22,241

(1) Share transactions
Shares sold
Class A	86,075	34,577	30,262	61,462	40,570	24,168	33,696
Class B	—	—	4	29	50	15	—
Reinvestment of distributions
Class A	2,762	484	3,263	1,966	3,808	2,652	4,551
Class B	—	—	1	1	1	1	—
Shares redeemed
Class A	(48,398)	(26,630)	(12,359)	(22,559)	(19,024)	(13,097)	(23,538)
Class B	—	—	(2)	(15)	(41)	(9)	—
Net increase/(decrease)
Class A	40,439	8,431	21,166	40,869	25,354	13,723	14,709
Class B	—	—	3	15	10	7	—
Purchase and sales of investment securities (excluding short-term securities):
Purchase of securities	$941,266	$286,629	$445,926	$797,333	$693,044	$349,758	$290,430
Proceeds from sales of securities	459,155	168,788	246,453	382,750	456,976	242,353	119,194

See accompanying Notes to Financial Statements.

	JNL/T.Rowe Price Established Growth Fund	JNL/T.Rowe Price Mid-Cap Growth Fund	JNL/T.Rowe Price Short- Term Bond Fund	JNL/T.Rowe Price Value Fund	JNL/WMC Balanced Fund	JNL/WMC Money Market Fund	JNL/WMC Value Fund
Operations
Net investment income (loss)	$(1,917)	$(7,129)	$17,357	$19,491	$28,029	$5	$20,286
Net realized gain (loss)	27,863	128,049	(1,055)	76,607	33,489	3	20,948
Net change in unrealized appreciation (depreciation)	(60,061)	(157,279)	(2,983)	(129,266)	(14,438)	—	(66,871)
Net increase (decrease) in net assets from operations	(34,115)	(36,359)	13,319	(33,168)	47,080	8	(25,637)
Distributions to shareholders
From net investment income
Class A	—	(225)	(14,016)	(17,740)	(18,309)	(8)	(12,499)
Class B	—	(13)	(3)	(11)	(14)	—	(198)
From net realized gains
Class A	—	(120,551)	—	—	—	(8)	—
Class B	—	(3,138)	—	—	—	—	—
Total distributions to shareholders	—	(123,927)	(14,019)	(17,751)	(18,323)	(16)	(12,697)
Share transactions(1)
Proceeds from the sale of shares
Class A	879,695	692,259	911,449	624,701	769,681	1,979,068	505,776
Class B	6,851	8,562	354	287	299	11,163	3,154
Reinvestment of distributions
Class A	—	120,776	14,016	17,740	18,309	16	12,499
Class B	—	3,151	3	11	14	—	198
Cost of shares redeemed
Class A	(518,920)	(586,111)	(576,976)	(422,315)	(314,193)	(1,630,382)	(398,761)
Class B	(6,535)	(7,867)	(160)	(137)	(149)	(9,861)	(2,674)
Net increase (decrease) in net assets from share transactions	361,091	230,770	348,686	220,287	473,961	350,004	120,192
Net increase (decrease) net assets	326,976	70,484	347,986	169,368	502,718	349,996	81,858
Net assets beginning of year	1,511,629	1,404,961	872,980	1,136,776	1,291,203	713,252	1,155,325
Net assets end of year	$1,838,605	$1,475,445	$1,220,966	$1,306,144	$1,793,921	$1,063,248	$1,237,183
Undistributed (excess of distributions over) net investment income	$(41)	$(3,723)	$20,485	$19,268	$28,373	$(27)	$19,908

(1) Share transactions
Shares sold
Class A	40,680	22,623	91,395		57,009	45,971		1,979,068		29,181
Class B	314	275	35		26	18		11,163		177
Reinvestment of distributions
Class A	—	4,532	1,414		1,693	1,094		16		776
Class B	—	116	—		1	1		—		12
Shares redeemed
Class A	(24,246)	(19,543)	(57,925)		(38,869)	(18,876)		(1,630,382)		(22,983)
Class B	(300)	(256)	(16)		(12)	(9)		(9,861)		(151)
Net increase/(decrease)
Class A	16,434	7,612	34,884		19,833	28,189		348,702		6,974
Class B	14	135	19		15	10		1,302		38
Purchase and sales of investment securities (excluding short-term securities):
Purchase of securities	$815,286	$670,085	$907,283	(a)	$852,326	$2,580,664	(b)	$474,083	(c)	$364,086
Proceeds from sales of securities	488,753	565,250	542,872	(a)	638,998	2,121,940	(b)	187,615	(c)	233,931

(a)  Amounts include $379,391 and $250,057 of purchases and sales, respectively, of U.S. Government Securities.

(b)  Amounts include $1,933,291 and $1,796,959 of purchases and sales, respectively, of U.S. Government Securities.

(c)  Amounts include $293,459 and $34,618 of purchases and sales, respectively, of U.S. Government Securities.

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Financial Highlights

For a Share Outstanding

		Increase (Decrease) from Investment Operations(a)			Distributions from				Supplemental Data			Ratios(b)
Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized & Unrealized Gains (Losses)	Total from Investment Operations	Net Investment Income	Net Realized Gains on Investment Transactions		Net Asset Value, End of Period	Total Return(c)	Net Assets, End of Period (in thousands)	Portfolio Turnover(d)	Net Expenses to Average Net Assets	Total Expenses to Average Net Assets	Net Investment Income (Loss) to Average Net Assets
JNL/American Funds Blue Chip Income and Growth Fund(e)
Class A
06/30/2012	$10.21	$0.01	$0.83	$0.84	$—	$—		$11.05	8.23%	$563,141	3%	0.65%	1.10%	0.17%
12/31/2011	10.39	0.21	(0.34)	(0.13)	(0.05)	—		10.21	(1.25)	403,577	4	0.65	1.10	2.05
12/31/2010 *	10.00	0.29	0.10	0.39	—	—		10.39	3.90	148,996	5	0.65	1.10	4.51
Class B
06/30/2012	10.25	0.02	0.84	0.86	—	—		11.11	8.39	83	3	0.40	0.85	0.42
12/31/2011	10.41	0.32	(0.43)	(0.11)	(0.05)	—		10.25	(1.03)	55	4	0.40	0.85	3.12
12/31/2010 *	10.00	0.42	(0.01)	0.41	—	—		10.41	4.10	9	5	0.40	0.85	6.57
JNL/American Funds Global Bond Fund(e)
Class A
06/30/2012	10.82	0.07	0.22	0.29	—	—		11.11	2.68	398,966	7	0.55	1.10	1.30
12/31/2011	10.45	0.38	0.07	0.45	(0.08)	(0.00	)(f)	10.82	4.32	339,564	18	0.55	1.10	3.54
12/31/2010 *	10.00	0.48	(0.03)	0.45	—	—		10.45	4.50	105,262	5	0.55	1.10	6.97
Class B
06/30/2012	10.86	0.09	0.22	0.31	—	—		11.17	2.85	245	7	0.30	0.85	1.58
12/31/2011	10.47	0.39	0.08	0.47	(0.08)	(0.00	)(f)	10.86	4.53	176	18	0.30	0.85	3.58
12/31/2010 *	10.00	0.63	(0.16)	0.47	—	—		10.47	4.70	79	5	0.30	0.85	8.98
JNL/American Funds Global Small Capitalization Fund(e)
Class A
06/30/2012	8.95	0.10	0.45	0.55	—	—		9.50	6.15	166,364	4	0.55	1.15	2.13
12/31/2011	11.15	0.11	(2.28)	(2.17)	(0.03)	(0.00	)(f)	8.95	(19.43)	130,159	10	0.55	1.15	1.11
12/31/2010 *	10.00	0.13	1.02	1.15	—	—		11.15	11.50	80,924	4	0.55	1.15	1.93
Class B
06/30/2012	8.99	0.11	0.45	0.56	—	—		9.55	6.23	93	4	0.30	0.90	2.22
12/31/2011	11.16	0.12	(2.26)	(2.14)	(0.03)	(0.00	)(f)	8.99	(19.11)	49	10	0.30	0.90	1.19
12/31/2010 *	10.00	0.22	0.94	1.16	—	—		11.16	11.60	23	4	0.30	0.90	3.11
JNL/American Funds Growth-Income Fund(e)
Class A
06/30/2012	10.17	0.00	0.83	0.83	—	—		11.00	8.16	659,521	0	0.70	1.10	0.09
12/31/2011	10.45	0.18	(0.42)	(0.24)	(0.04)	—		10.17	(2.30)	460,263	3	0.70	1.10	1.76
12/31/2010 *	10.00	0.24	0.21	0.45	—	—		10.45	4.50	174,494	0	0.70	1.10	3.72
Class B
06/30/2012	10.20	0.02	0.83	0.85	—	—		11.05	8.33	141	0	0.45	0.85	0.33
12/31/2011	10.46	0.22	(0.44)	(0.22)	(0.04)	—		10.20	(2.09)	92	3	0.45	0.85	2.14
12/31/2010 *	10.00	0.27	0.19	0.46	—	—		10.46	4.60	23	0	0.45	0.85	4.22
JNL/American Funds International Fund(e)
Class A
06/30/2012	9.23	(0.02)	0.41	0.39	—	—		9.62	4.23	272,362	2	0.70	1.25	(0.50)
12/31/2011	10.85	0.20	(1.75)	(1.55)	(0.06)	(0.01)		9.23	(14.38)	213,058	3	0.70	1.25	1.99
12/31/2010 *	10.00	0.27	0.58	0.85	—	—		10.85	8.50	102,766	3	0.70	1.25	3.92
Class B
06/30/2012	9.28	(0.01)	0.41	0.40	—	—		9.68	4.31	113	2	0.45	1.00	(0.21)
12/31/2011	10.87	0.25	(1.77)	(1.52)	(0.06)	(0.01)		9.28	(14.05)	57	3	0.45	1.00	2.41
12/31/2010 *	10.00	0.46	0.41	0.87	—	—		10.87	8.70	20	3	0.45	1.00	6.65
JNL/American Funds New World Fund(e)
Class A
06/30/2012	9.69	(0.02)	0.45	0.43	—	—		10.12	4.44	352,181	3	0.65	1.45	(0.44)
12/31/2011	11.36	0.20	(1.82)	(1.62)	(0.05)	—		9.69	(14.30)	275,059	7	0.65	1.45	1.91
12/31/2010 *	10.00	0.27	1.09	1.36	—	—		11.36	13.60	133,465	0	0.65	1.45	3.78
Class B
06/30/2012	9.73	(0.01)	0.46	0.45	—	—		10.18	4.62	103	3	0.40	1.20	(0.19)
12/31/2011	11.37	0.35	(1.94)	(1.59)	(0.05)	—		9.73	(14.00)	81	7	0.40	1.20	3.34
12/31/2010 *	10.00	0.28	1.09	1.37	—	—		11.37	13.70	18	0	0.40	1.20	3.94

See accompanying Notes to Financial Statements.

		Increase (Decrease) from Investment Operations(a)			Distributions from				Supplemental Data			Ratios(b)
Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized & Unrealized Gains (Losses)	Total from Investment Operations	Net Investment Income	Net Realized Gains on Investment Transactions		Net Asset Value, End of Period	Total Return(c)	Net Assets, End of Period (in thousands)	Portfolio Turnover(d)	Net Expenses to Average Net Assets	Total Expenses to Average Net Assets	Net Investment Income (Loss) to Average Net Assets
JNL Institutional Alt 20 Fund(e)
Class A
06/30/2012	$13.82	$(0.01)	$0.66	$0.65	$—	$—		$14.47	4.70%	$1,153,127	6%	0.18%	0.18%	(0.18)%
12/31/2011	14.32	0.29	(0.66)	(0.37)	(0.12)	(0.01)		13.82	(2.57)	910,347	23	0.19	0.19	1.99
12/31/2010	12.73	0.25	1.41	1.66	(0.07)	(0.00	)(f)	14.32	13.06	615,034	3	0.20	0.20	1.91
12/31/2009 *	10.00	0.45	2.28	2.73	—	—		12.73	27.30	199,516	3	0.20	0.20	4.93
JNL Institutional Alt 35 Fund(e)
Class A
06/30/2012	14.35	(0.01)	0.67	0.66	—	—		15.01	4.60	1,690,731	10	0.17	0.17	(0.17)
12/31/2011	15.05	0.33	(0.90)	(0.57)	(0.11)	(0.02)		14.35	(3.81)	1,389,770	29	0.17	0.17	2.17
12/31/2010	13.24	0.25	1.65	1.90	(0.08)	(0.01)		15.05	14.36	885,456	2	0.20	0.20	1.79
12/31/2009 *	10.00	0.44	2.80	3.24	—	—		13.24	32.40	308,516	6	0.20	0.20	4.72
JNL Institutional Alt 50 Fund(e)
Class A
06/30/2012	14.65	(0.01)	0.66	0.65	—	—		15.30	4.44	2,283,430	14	0.17	0.17	(0.17)
12/31/2011	15.49	0.39	(1.10)	(0.71)	(0.11)	(0.02)		14.65	(4.63)	1,816,781	28	0.17	0.17	2.54
12/31/2010	13.57	0.26	1.76	2.02	(0.08)	(0.02)		15.49	14.90	1,077,623	2	0.20	0.20	1.82
12/31/2009 *	10.00	0.49	3.08	3.57	—	—		13.57	35.70	361,516	13	0.20	0.20	5.06
JNL Institutional Alt 65 Fund(e)
Class A
06/30/2012	15.05	(0.01)	0.66	0.65	—	—		15.70	4.32	945,655	19	0.18	0.18	(0.18)
12/31/2011	16.07	0.33	(1.20)	(0.87)	(0.11)	(0.04)		15.05	(5.43)	986,845	40	0.18	0.18	2.06
12/31/2010	13.97	0.22	1.99	2.21	(0.07)	(0.04)		16.07	15.85	728,410	5	0.20	0.20	1.52
12/31/2009 *	10.00	0.47	3.50	3.97	—	—		13.97	39.70	229,813	24	0.20	0.20	4.80
JNL/American Funds Balanced Allocation Fund(e)
Class A
06/30/2012 *	10.00	0.09	(0.36)	(0.27)	—	—		9.73	(2.70)	26,032	0	0.65	0.65	5.82
JNL/American Funds Growth Allocation Fund(e)
Class A
06/30/2012 *	10.00	0.07	(0.45)	(0.38)	—	—		9.62	(3.80)	15,153	1	0.67	0.67	4.44
JNL Disciplined Moderate Fund(e)
Class A
06/30/2012	9.80	(0.01)	0.55	0.54	—	—		10.34	5.51	591,981	21	0.18	0.18	(0.18)
12/31/2011	9.85	0.16	(0.09)	0.07	(0.12)	—		9.80	0.72	462,723	127	0.18	0.18	1.64
12/31/2010	8.94	0.18	0.81	0.99	(0.08)	—		9.85	11.10	346,433	21	0.18	0.18	1.93
12/31/2009	7.72	0.23	1.21	1.44	(0.16)	(0.06)		8.94	18.67	168,455	12	0.19	0.19	2.75
12/31/2008	10.70	0.27	(3.12)	(2.85)	(0.09)	(0.04)		7.72	(26.60)	58,062	27	0.19	0.19	2.91
12/31/2007 *	10.00	0.48	0.22	0.70	—	—		10.70	7.00	34,588	31	0.18	0.18	4.75
JNL Disciplined Moderate Growth Fund(e)
Class A
06/30/2012	8.92	(0.01)	0.48	0.47	—	—		9.39	5.27	652,634	25	0.18	0.18	(0.18)
12/31/2011	9.09	0.13	(0.21)	(0.08)	(0.09)	—		8.92	(0.86)	509,358	101	0.18	0.18	1.40
12/31/2010	8.10	0.14	0.94	1.08	(0.09)	—		9.09	13.29	376,092	26	0.18	0.18	1.64
12/31/2009	6.81	0.21	1.34	1.55	(0.17)	(0.09)		8.10	22.77	206,365	16	0.19	0.19	2.78
12/31/2008	10.67	0.23	(3.94)	(3.71)	(0.09)	(0.06)		6.81	(34.76)	74,452	29	0.19	0.19	2.60
12/31/2007 *	10.00	0.35	0.32	0.67	—	—		10.67	6.70	40,459	31	0.18	0.18	3.49
JNL Disciplined Growth Fund(e)
Class A
06/30/2012	8.17	(0.01)	0.42	0.41	—	—		8.58	5.02	249,129	28	0.18	0.18	(0.18)
12/31/2011	8.52	0.11	(0.38)	(0.27)	(0.08)	—		8.17	(3.14)	181,732	109	0.18	0.18	1.24
12/31/2010	7.64	0.13	0.84	0.97	(0.09)	—		8.52	12.74	137,476	28	0.18	0.18	1.71
12/31/2009	6.31	0.20	1.40	1.60	(0.17)	(0.10)		7.64	25.39	80,863	24	0.19	0.19	2.87
12/31/2008	10.65	0.22	(4.40)	(4.18)	(0.10)	(0.06)		6.31	(39.21)	26,133	48	0.19	0.19	2.55
12/31/2007 *	10.00	0.36	0.29	0.65	—	—		10.65	6.50	16,525	28	0.19	0.19	3.58

See accompanying Notes to Financial Statements.

		Increase (Decrease) from Investment Operations(a)			Distributions from				Supplemental Data				Ratios(b)
Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized & Unrealized Gains (Losses)	Total from Investment Operations	Net Investment Income	Net Realized Gains on Investment Transactions		Net Asset Value, End of Period	Total Return(c)	Net Assets, End of Period (in thousands)	Portfolio Turnover(d)		Net Expenses to Average Net Assets	Total Expenses to Average Net Assets	Net Investment Income (Loss) to Average Net Assets
JNL/AQR Managed Futures Strategy Fund
Class A
06/30/2012	$9.46	$(0.06)	$(0.03)	$(0.09)	$—	$—		$9.37	(0.95)%	$434,500	0%		1.36%	1.36%	(1.32)%
12/31/2011 *	10.00	(0.04)	(0.50)	(0.54)	—	—		9.46	(5.40)	459,751	0		1.36	1.36	(1.34)
Class B
06/30/2012	9.47	(0.05)	(0.03)	(0.08)	—	—		9.39	(0.84)	94	0		1.16	1.16	(1.12)
12/31/2011 *	10.00	(0.04)	(0.49)	(0.53)	—	—		9.47	(5.30)	95	0		1.16	1.16	(1.14)
JNL/BlackRock Commodity Securities Fund
Class A
06/30/2012	10.15	0.01	(0.68)	(0.67)	—	—		9.48	(6.60)	1,157,405	3		0.98	0.98	0.14
12/31/2011	11.02	(0.02)	(0.79)	(0.81)	(0.06)	—		10.15	(7.37)	1,052,317	14		0.98	0.98	(0.21)
12/31/2010	9.41	0.08	1.56	1.64	(0.03)	—		11.02	17.44	1,000,238	102		1.00	1.00	0.87
12/31/2009	6.31	0.07	3.09	3.16	(0.06)	—		9.41	50.17	641,108	108		1.03	1.03	0.88
12/31/2008	13.90	0.20	(7.35)	(7.15)	(0.01)	(0.43)		6.31	(51.30)	214,651	71		1.04	1.04	1.67
12/31/2007 *	10.00	0.07	3.83	3.90	—	—		13.90	39.00	388,379	51		1.05	1.05	0.57
Class B
06/30/2012	10.20	0.02	(0.68)	(0.66)	—	—		9.54	(6.47)	762	3		0.78	0.78	0.33
12/31/2011	11.06	(0.00)	(0.79)	(0.79)	(0.07)	—		10.20	(7.13)	848	14		0.78	0.78	(0.01)
12/31/2010	9.44	0.11	1.55	1.66	(0.04)	—		11.06	17.59	694	102		0.80	0.80	1.13
12/31/2009	6.33	0.09	3.09	3.18	(0.07)	—		9.44	50.34	538	108		0.83	0.83	1.22
12/31/2008	13.93	0.21	(7.36)	(7.15)	(0.02)	(0.43)		6.33	(51.18)	270	71		0.84	0.84	1.94
12/31/2007 *	10.00	0.12	3.81	3.93	—	—		13.93	39.30	302	51		0.85	0.85	0.96
JNL/BlackRock Global Allocation Fund(g)
Class A
06/30/2012	9.91	0.07	0.26	0.33	—	—		10.24	3.33	1,051,976	24		1.11	1.11	1.29
12/31/2011	10.35	0.01	(0.41)	(0.40)	(0.04)	(0.00	)(f)	9.91	(3.82)	513,329	33	(h)	0.81	1.19	0.08
12/31/2010 *	10.00	0.28	0.07	0.35	—	—		10.35	3.50	179,580	5		0.59	1.26	12.50
Class B
06/30/2012	9.94	0.07	0.27	0.34	—	—		10.28	3.42	172	24		0.91	0.91	1.44
12/31/2011	10.35	0.02	(0.38)	(0.36)	(0.05)	(0.00	)(f)	9.94	(3.53)	85	33	(h)	0.61	0.99	0.28
12/31/2010 *	10.00	0.33	0.02	0.35	—	—		10.35	3.50	20	5		0.39	1.06	14.63
JNL/Brookfield Global Infrastructure Fund
Class A
06/30/2012	10.36	0.18	0.62	0.80	—	—		11.16	7.72	192,937	45		1.16	1.16	3.31
12/31/2011 *	10.00	0.01	0.35	0.36	—	—		10.36	3.60	127,282	0		1.18	1.18	1.96
Class B
06/30/2012	10.36	0.18	0.63	0.81	—	—		11.17	7.82	125	45		0.96	0.96	3.37
12/31/2011 *	10.00	0.01	0.35	0.36	—	—		10.36	3.60	104	0		0.98	0.98	2.16
JNL/Capital Guardian Global Balanced Fund
Class A
06/30/2012	8.97	0.09	0.25	0.34	—	—		9.31	3.79	390,689	27	(i)	1.00	1.00	1.88
12/31/2011	9.52	0.15	(0.60)	(0.45)	(0.10)	—		8.97	(4.76)	371,075	46	(i)	1.01	1.01	1.58
12/31/2010	8.82	0.14	0.65	0.79	(0.09)	—		9.52	9.01	358,593	47	(i)	1.01	1.01	1.62
12/31/2009	7.35	0.15	1.50	1.65	(0.18)	—		8.82	22.48	279,806	78		1.01	1.01	1.88
12/31/2008	11.95	0.25	(3.67)	(3.42)	(0.12)	(1.06)		7.35	(28.29)	183,572	70		1.01	1.01	2.37
12/31/2007	11.92	0.20	0.72	0.92	(0.14)	(0.75)		11.95	7.96	197,825	155		0.98	0.98	1.60
Class B
06/30/2012	9.18	0.10	0.26	0.36	—	—		9.54	3.92	427	27	(i)	0.80	0.80	2.06
12/31/2011	9.75	0.17	(0.63)	(0.46)	(0.11)	—		9.18	(4.70)	443	46	(i)	0.81	0.81	1.77
12/31/2010	9.01	0.16	0.68	0.84	(0.10)	—		9.75	9.40	421	47	(i)	0.81	0.81	1.82
12/31/2009	7.50	0.17	1.54	1.71	(0.20)	—		9.01	22.75	411	78		0.81	0.81	2.04
12/31/2008	12.17	0.30	(3.78)	(3.48)	(0.13)	(1.06)		7.50	(28.22)	189	70		0.81	0.81	2.74
12/31/2007	12.07	0.23	0.74	0.97	(0.12)	(0.75)		12.17	8.24	290	155		0.78	0.78	1.78

See accompanying Notes to Financial Statements.

		Increase (Decrease) from Investment Operations(a)			Distributions from			Supplemental Data			Ratios(b)
Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized & Unrealized Gains (Losses)	Total from Investment Operations	Net Investment Income	Net Realized Gains on Investment Transactions	Net Asset Value, End of Period	Total Return(c)	Net Assets, End of Period (in thousands)	Portfolio Turnover(d)	Net Expenses to Average Net Assets	Total Expenses to Average Net Assets	Net Investment Income (Loss) to Average Net Assets
JNL/Capital Guardian Global Diversified Research Fund
Class A
06/30/2012	$21.97	$0.17	$0.94	$1.11	$—	$—	$23.08	5.05%	$312,539	17%	1.08%	1.08%	1.45%
12/31/2011	23.23	0.27	(1.31)	(1.04)	(0.22)	—	21.97	(4.51)	299,322	39	1.08	1.08	1.17
12/31/2010	20.92	0.21	2.25	2.46	(0.15)	—	23.23	11.77	436,897	30	1.08	1.08	1.00
12/31/2009	15.33	0.17	5.70	5.87	(0.28)	—	20.92	38.32 (j)	332,577	85	1.09	1.09	0.97
12/31/2008	26.67	0.44	(11.78)	(11.34)	—	—	15.33	(42.52)	163,107	96	1.09	1.09	2.04
12/31/2007	22.23	(0.03)	4.62	4.59	(0.15)	—	26.67	20.65	232,460	195	1.10	1.10	(0.11)
Class B
06/30/2012	22.17	0.19	0.96	1.15	—	—	23.32	5.19	330	17	0.88	0.88	1.66
12/31/2011	23.40	0.33	(1.29)	(0.96)	(0.27)	—	22.17	(4.12)	308	39	0.88	0.88	1.41
12/31/2010	21.05	0.25	2.27	2.52	(0.17)	—	23.40	12.01	311	30	0.88	0.88	1.21
12/31/2009	15.41	0.21	5.74	5.95	(0.31)	—	21.05	38.63 (j)	329	85	0.89	0.89	1.19
12/31/2008	26.75	0.44	(11.78)	(11.34)	—	—	15.41	(42.39)	161	96	0.89	0.89	2.05
12/31/2007	22.39	0.01	4.65	4.66	(0.30)	—	26.75	20.87	133	195	0.90	0.90	0.05
JNL/DFA U.S. Core Equity Fund
Class A
06/30/2012	7.23	0.04	0.48	0.52	—	—	7.75	7.19	281,382	87	0.88	0.92	1.00
12/31/2011	7.33	0.06	(0.12)	(0.06)	(0.04)	—	7.23	(0.84)	242,320	44	0.93	0.93	0.85
12/31/2010	6.57	0.05	0.73	0.78	(0.02)	—	7.33	11.86	203,409	52	0.93	0.93	0.79
12/31/2009	4.96	0.05	1.63	1.68	(0.07)	—	6.57	33.83	84,192	36	0.96	0.96	0.84
12/31/2008	14.53	0.16	(5.92)	(5.76)	(0.34)	(3.47)	4.96	(39.04)	42,644	57	0.96	0.96	1.35
12/31/2007	17.22	0.20	(0.12)	0.08	(0.35)	(2.42)	14.53	0.59	81,088	43	0.94	0.94	1.13
Class B
06/30/2012	7.56	0.05	0.50	0.55	—	—	8.11	7.28	215	87	0.68	0.72	1.20
12/31/2011	7.65	0.08	(0.12)	(0.04)	(0.05)	—	7.56	(0.55)	177	44	0.73	0.73	1.10
12/31/2010	6.85	0.06	0.76	0.82	(0.02)	—	7.65	12.02	119	52	0.73	0.73	0.95
12/31/2009	5.16	0.07	1.70	1.77	(0.08)	—	6.85	34.26	94	36	0.76	0.76	1.11
12/31/2008	14.93	0.19	(6.09)	(5.90)	(0.40)	(3.47)	5.16	(38.93)	138	57	0.76	0.76	1.55
12/31/2007	17.35	0.25	(0.12)	0.13	(0.13)	(2.42)	14.93	0.84	220	43	0.74	0.74	1.41
JNL/Eagle SmallCap Equity Fund
Class A
06/30/2012	20.16	(0.05)	1.02	0.97	—	—	21.13	4.81	903,131	18	0.99	0.99	(0.47)
12/31/2011	21.88	(0.11)	(0.41)	(0.52)	—	(1.20)	20.16	(2.31)	820,374	39	0.99	0.99	(0.51)
12/31/2010	16.14	(0.03)	5.80	5.77	(0.03)	—	21.88	35.73	589,399	50	1.02	1.02	(0.18)
12/31/2009	11.91	0.04	4.19	4.23	—	—	16.14	35.52	279,448	67	1.03	1.03	0.34
12/31/2008	20.73	(0.04)	(7.93)	(7.97)	—	(0.85)	11.91	(38.34)	164,108	69	1.03	1.03	(0.25)
12/31/2007	22.19	(0.11)	2.65	2.54	—	(4.00)	20.73	12.14	231,713	81	1.03	1.03	(0.45)
Class B
06/30/2012	20.57	(0.03)	1.05	1.02	—	—	21.59	4.96	788	18	0.79	0.79	(0.26)
12/31/2011	22.25	(0.07)	(0.41)	(0.48)	—	(1.20)	20.57	(2.09)	638	39	0.79	0.79	(0.31)
12/31/2010	16.40	0.00	5.89	5.89	(0.04)	—	22.25	35.94	531	50	0.82	0.82	0.02
12/31/2009	12.08	0.06	4.26	4.32	—	—	16.40	35.76	248	67	0.83	0.83	0.44
12/31/2008	20.96	(0.01)	(8.02)	(8.03)	—	(0.85)	12.08	(38.20)	183	69	0.83	0.83	(0.03)
12/31/2007	22.36	(0.06)	2.66	2.60	—	(4.00)	20.96	12.32	217	81	0.83	0.83	(0.24)

See accompanying Notes to Financial Statements.

		Increase (Decrease) from Investment Operations(a)			Distributions from					Supplemental Data			Ratios(b)
Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized & Unrealized Gains (Losses)	Total from Investment Operations	Net Investment Income		Net Realized Gains on Investment Transactions		Net Asset Value, End of Period	Total Return(c)	Net Assets, End of Period (in thousands)	Portfolio Turnover(d)	Net Expenses to Average Net Assets	Total Expenses to Average Net Assets	Net Investment Income (Loss) to Average Net Assets
JNL/Eastspring Investments Asia ex-Japan Fund
Class A
06/30/2012	$7.05	$0.08	$0.39	$0.47	$—		$—		$7.52	6.67%	$133,664	44%	1.27%	1.27%	1.95%
12/31/2011	9.71	0.08	(2.10)	(2.02)	(0.04)		(0.60)		7.05	(21.20)	108,550	72	1.28	1.28	0.88
12/31/2010	8.14	0.03	1.55	1.58	(0.01)		—		9.71	19.40	150,646	75	1.31	1.31	0.40
12/31/2009	4.80	0.03	3.31	3.34	(0.00	)(f)	—		8.14	69.59	108,276	39	1.27	1.27	0.46
12/31/2008	9.80	0.12	(5.03)	(4.91)	(0.09)		—		4.80	(50.09)	7,727	132	1.29	1.29	1.66
12/31/2007 *	10.00	(0.01)	(0.19)	(0.20)	—		—		9.80	(2.00)	11,747	0	1.30	1.30	(0.67)
Class B
06/30/2012	7.07	0.08	0.39	0.47	—		—		7.54	6.65	204	44	1.07	1.07	2.13
12/31/2011	9.73	0.10	(2.11)	(2.01)	(0.05)		(0.60)		7.07	(21.00)	150	72	1.08	1.08	1.13
12/31/2010	8.15	0.06	1.54	1.60	(0.02)		—		9.73	19.59	187	75	1.11	1.11	0.65
12/31/2009	4.80	0.06	3.29	3.35	(0.00	)(f)	—		8.15	69.80	134	39	1.07	1.07	0.94
12/31/2008	9.80	0.13	(5.02)	(4.89)	(0.11)		—		4.80	(49.92)	57	132	1.09	1.09	1.73
12/31/2007 *	10.00	(0.00)	(0.20)	(0.20)	—		—		9.80	(2.00)	98	0	1.10	1.10	(0.47)
JNL/Eastspring Investments China-India Fund
Class A
06/30/2012	6.02	0.07	0.14	0.21	—		—		6.23	3.49	318,696	12	1.31	1.31	2.10
12/31/2011	8.93	0.06	(2.52)	(2.46)	(0.03)		(0.42)		6.02	(27.89)	292,573	20	1.31	1.31	0.76
12/31/2010	7.71	0.04	1.26	1.30	—		(0.08)		8.93	16.93	385,002	40	1.33	1.33	0.46
12/31/2009	4.23	(0.00)	3.48	3.48	—		—		7.71	82.27	233,497	73	1.33	1.33	0.05
12/31/2008	9.98	0.03	(5.78)	(5.75)	—		—		4.23	(57.62)	25,987	188	1.41	1.41	0.51
12/31/2007 *	10.00	(0.01)	(0.01)	(0.02)	—		—		9.98	(0.20)	4,888	0	1.40	1.40	(0.93)
Class B
06/30/2012	6.07	0.09	0.12	0.21	—		—		6.28	3.46	319	12	1.11	1.11	2.59
12/31/2011	8.98	0.08	(2.53)	(2.45)	(0.04)		(0.42)		6.07	(27.61)	244	20	1.11	1.11	1.01
12/31/2010	7.74	0.04	1.28	1.32	—		(0.08)		8.98	17.12	332	40	1.13	1.13	0.55
12/31/2009	4.24	0.03	3.47	3.50	—		—		7.74	82.55	239	73	1.13	1.13	0.40
12/31/2008	9.98	0.03	(5.77)	(5.74)	—		—		4.24	(57.52)	68	188	1.21	1.21	0.52
12/31/2007 *	10.00	(0.01)	(0.01)	(0.02)	—		—		9.98	(0.20)	100	0	1.20	1.20	(0.74)
JNL/Franklin Templeton Founding Strategy Fund(e)
Class A
06/30/2012	8.58	(0.00)	0.47	0.47	—		—		9.05	5.48	1,124,051	2	0.05	0.05	(0.05)
12/31/2011	8.83	0.21	(0.33)	(0.12)	(0.13)		—		8.58	(1.36)	1,065,109	8	0.05	0.05	2.35
12/31/2010	8.22	0.14	0.71	0.85	(0.24)		—		8.83	10.39	1,037,981	3	0.05	0.05	1.72
12/31/2009	6.32	0.29	1.61	1.90	(0.00	)(f)	—		8.22	30.13	838,759	5	0.06	0.06	4.15
12/31/2008	10.09	(0.00)	(3.66)	(3.66)	(0.11)		(0.00	)(f)	6.32	(36.13)	580,801	14	0.06	0.06	(0.02)
12/31/2007 *	10.00	0.24	(0.15)	0.09	—		—		10.09	0.90	800,395	9	0.05	0.05	2.42
JNL/Franklin Templeton Global Growth Fund
Class A
06/30/2012	7.52	0.11	0.28	0.39	—		—		7.91	5.19	558,727	8	1.05	1.05	2.82
12/31/2011	8.08	0.14	(0.63)	(0.49)	(0.07)		—		7.52	(6.08)	514,730	18	1.06	1.06	1.78
12/31/2010	7.64	0.10	0.44	0.54	(0.10)		—		8.08	7.07	475,458	5	1.08	1.08	1.38
12/31/2009	5.92	0.10	1.74	1.84	(0.12)		—		7.64	31.06	375,505	5	1.10	1.10	1.58
12/31/2008	9.99	0.17	(4.24)	(4.07)	(0.00	)(f)	(0.00	)(f)	5.92	(40.72)	236,023	11	1.11	1.11	2.18
12/31/2007 *	10.00	0.11	(0.05)	0.06	(0.06)		(0.01)		9.99	0.63	318,542	3	1.10	1.10	1.15
Class B
06/30/2012	7.53	0.12	0.29	0.41	—		—		7.94	5.44	316	8	0.85	0.85	3.03
12/31/2011	8.10	0.16	(0.65)	(0.49)	(0.08)		—		7.53	(6.04)	293	18	0.86	0.86	2.00
12/31/2010	7.65	0.12	0.44	0.56	(0.11)		—		8.10	7.32	283	5	0.88	0.88	1.58
12/31/2009	5.93	0.12	1.73	1.85	(0.13)		—		7.65	31.21	219	5	0.90	0.90	1.85
12/31/2008	9.97	0.20	(4.24)	(4.04)	(0.00	)(f)	(0.00	)(f)	5.93	(40.50)	153	11	0.91	0.91	2.48
12/31/2007 *	10.00	0.16	(0.08)	0.08	(0.10)		(0.01)		9.97	0.82	211	3	0.90	0.90	1.58

See accompanying Notes to Financial Statements.

		Increase (Decrease) from Investment Operations(a)			Distributions from				Supplemental Data				Ratios(b)
Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized & Unrealized Gains (Losses)	Total from Investment Operations	Net Investment Income		Net Realized Gains on Investment Transactions	Net Asset Value, End of Period	Total Return(c)	Net Assets, End of Period (in thousands)	Portfolio Turnover(d)		Net Expenses to Average Net Assets		Total Expenses to Average Net Assets		Net Investment Income (Loss) to Average Net Assets
JNL/Franklin Templeton Global Multisector Bond Fund
Class A
06/30/2012	$10.07	$0.19	$0.44	$0.63	$—		$—	$10.70	6.26%	$412,941	2%		1.11%		1.11%		3.59%
12/31/2011 *	10.00	0.01	0.06	0.07	—		—	10.07	0.70	239,591	3		1.12		1.12		2.34
Class B
06/30/2012	10.07	0.20	0.44	0.64	—		—	10.71	6.36	224	2		0.91		0.91		3.72
12/31/2011 *	10.00	0.01	0.06	0.07	—		—	10.07	0.70	101	3		0.92		0.92		2.52
JNL/Franklin Templeton Income Fund
Class A
06/30/2012	9.94	0.30	0.26	0.56	—		—	10.50	5.63	1,420,622	12		0.94		0.94		5.81
12/31/2011	10.10	0.60	(0.35)	0.25	(0.41)		—	9.94	2.53	1,254,686	21		0.95		0.95		5.84
12/31/2010	9.29	0.50	0.66	1.16	(0.35)		—	10.10	12.57	1,061,794	33		0.96		0.96		5.17
12/31/2009	7.39	0.55	1.88	2.43	(0.53)		—	9.29	32.92	728,236	39		1.00		1.00		6.51
12/31/2008	10.53	0.66	(3.79)	(3.13)	(0.01)		—	7.39	(29.74)	432,233	56		1.00		1.00		7.05
12/31/2007	10.70	0.60	(0.40)	0.20	(0.35)		(0.02)	10.53	1.85	549,659	21	(k)	1.02		1.02		5.45
Class B
06/30/2012	9.59	0.30	0.25	0.55	—		—	10.14	5.74	563	12		0.74		0.74		6.00
12/31/2011	9.76	0.60	(0.34)	0.26	(0.43)		—	9.59	2.66	514	21		0.75		0.75		6.07
12/31/2010	8.98	0.50	0.64	1.14	(0.36)		—	9.76	12.79	346	33		0.76		0.76		5.37
12/31/2009	7.16	0.55	1.81	2.36	(0.54)		—	8.98	33.07	388	39		0.80		0.80		6.74
12/31/2008	10.17	0.66	(3.66)	(3.00)	(0.01)		—	7.16	(29.51)	228	56		0.80		0.80		7.39
12/31/2007	10.63	0.59	(0.38)	0.21	(0.65)		(0.02)	10.17	1.96	170	21	(k)	0.83		0.83		5.37
JNL/Franklin Templeton International Small Cap Growth Fund
Class A
06/30/2012	6.89	0.08	0.18	0.26	—		—	7.15	3.77	237,226	10		1.31		1.31		2.12
12/31/2011	8.17	0.11	(1.28)	(1.17)	(0.11)		—	6.89	(14.38)	219,846	21		1.31		1.31		1.39
12/31/2010	6.85	0.14	1.27	1.41	(0.09)		—	8.17	20.55	213,824	162		1.30		1.30		1.96
12/31/2009	4.53	0.04	2.36	2.40	(0.08)		—	6.85	52.93	144,004	46		1.31		1.31		0.65
12/31/2008	9.87	0.14	(5.47)	(5.33)	(0.01)		—	4.53	(54.00)	44,755	53		1.31		1.31		1.88
12/31/2007 *	10.00	0.00	(0.13)	(0.13)	—		—	9.87	(1.30)	73,063	2		1.30		1.30		0.22
Class B
06/30/2012	6.94	0.08	0.18	0.26	—		—	7.20	3.75	182	10		1.11		1.11		2.29
12/31/2011	8.21	0.12	(1.27)	(1.15)	(0.12)		—	6.94	(14.05)	163	21		1.11		1.11		1.54
12/31/2010	6.88	0.14	1.28	1.42	(0.09)		—	8.21	20.70	181	162		1.10		1.10		2.01
12/31/2009	4.55	0.05	2.36	2.41	(0.08)		—	6.88	53.05	218	46		1.11		1.11		0.88
12/31/2008	9.88	0.14	(5.46)	(5.32)	(0.01)		—	4.55	(53.84)	80	53		1.11		1.11		2.01
12/31/2007 *	10.00	0.00	(0.12)	(0.12)	—		—	9.88	(1.20)	108	2		1.11		1.11		0.43
JNL/Franklin Templeton Mutual Shares Fund
Class A
06/30/2012	8.22	0.08	0.38	0.46	—		—	8.68	5.60	745,487	17		1.04		1.04		1.92
12/31/2011	8.48	0.16	(0.22)	(0.06)	(0.20)		—	8.22	(0.66)	690,280	37		1.06		1.06		1.85
12/31/2010	7.61	0.24	0.63	0.87	(0.00	)(f)	—	8.48	11.45	594,707	33		1.06		1.06		3.02
12/31/2009	6.20	0.10	1.55	1.65	(0.24)		—	7.61	26.74	423,572	61		1.11	(l)	1.11	(l)	1.48
12/31/2008	10.02	0.14	(3.94)	(3.80)	—		(0.02)	6.20	(37.90)	255,941	49		1.08	(l)	1.08	(l)	1.67
12/31/2007 *	10.00	0.16	(0.14)	0.02	—		—	10.02	0.20	344,535	33		1.07	(l)	1.07	(l)	1.60
Class B
06/30/2012	8.27	0.09	0.38	0.47	—		—	8.74	5.68	425	17		0.84		0.84		2.12
12/31/2011	8.52	0.18	(0.22)	(0.04)	(0.21)		—	8.27	(0.40)	377	37		0.86		0.86		2.05
12/31/2010	7.64	0.26	0.63	0.89	(0.01)		—	8.52	11.66	358	33		0.86		0.86		3.26
12/31/2009	6.22	0.12	1.56	1.68	(0.26)		—	7.64	27.00	282	61		0.91	(l)	0.91	(l)	1.79
12/31/2008	10.03	0.17	(3.96)	(3.79)	—		(0.02)	6.22	(37.76)	170	49		0.88	(l)	0.88	(l)	2.13
12/31/2007 *	10.00	0.13	(0.10)	0.03	—		—	10.03	0.30	210	33		0.86	(l)	0.86	(l)	1.29

See accompanying Notes to Financial Statements.

		Increase (Decrease) from Investment Operations(a)			Distributions from			Supplemental Data				Ratios(b)
Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized & Unrealized Gains (Losses)	Total from Investment Operations	Net Investment Income	Net Realized Gains on Investment Transactions	Net Asset Value, End of Period	Total Return(c)	Net Assets, End of Period (in thousands)	Portfolio Turnover(d)		Net Expenses to Average Net Assets	Total Expenses to Average Net Assets	Net Investment Income (Loss) to Average Net Assets
JNL/Franklin Templeton Small Cap Value Fund
Class A
06/30/2012	$10.69	$0.07	$0.12	$0.19	$—	$—	$10.88	1.78%	$437,223	3%		1.11%	1.11%	1.26%
12/31/2011	11.02	0.06	(0.36)	(0.30)	(0.03)	—	10.69	(2.73)	413,671	17		1.12	1.12	0.54
12/31/2010	8.72	0.05	2.29	2.34	(0.04)	—	11.02	26.84	294,200	9		1.14	1.14	0.50
12/31/2009	6.56	0.07	2.15	2.22	(0.06)	—	8.72	33.80	167,589	2		1.16	1.16	0.89
12/31/2008	11.38	0.11	(3.97)	(3.86)	(0.10)	(0.86)	6.56	(33.23)	86,399	14		1.16	1.16	1.10
12/31/2007	12.86	0.11	(0.90)	(0.79)	(0.09)	(0.60)	11.38	(6.14)	100,289	26		1.16	1.16	0.80
Class B
06/30/2012	10.66	0.08	0.12	0.20	—	—	10.86	1.88	397	3		0.91	0.91	1.47
12/31/2011	10.98	0.08	(0.36)	(0.28)	(0.04)	—	10.66	(2.54)	394	17		0.92	0.92	0.72
12/31/2010	8.68	0.07	2.28	2.35	(0.05)	—	10.98	27.07	400	9		0.94	0.94	0.70
12/31/2009	6.53	0.08	2.14	2.22	(0.07)	—	8.68	33.96	237	2		0.96	0.96	1.09
12/31/2008	11.35	0.13	(3.97)	(3.84)	(0.12)	(0.86)	6.53	(33.06)	139	14		0.96	0.96	1.33
12/31/2007	12.89	0.13	(0.89)	(0.76)	(0.18)	(0.60)	11.35	(5.89)	123	26		0.96	0.96	0.96
JNL/Goldman Sachs Core Plus Bond Fund
Class A
06/30/2012	12.22	0.11	0.31	0.42	—	—	12.64	3.44	1,183,489	444	(m)	0.88	0.88	1.72
12/31/2011	12.14	0.26	0.49	0.75	(0.24)	(0.43)	12.22	6.26	995,144	1,078	(m)	0.88	0.88	2.07
12/31/2010	11.68	0.28	0.60	0.88	(0.29)	(0.13)	12.14	7.63	1,056,413	977	(m)	0.88	0.88	2.33
12/31/2009	10.71	0.45	1.07	1.52	(0.50)	(0.05)	11.68	14.16	782,744	430	(m)	0.90	0.90	3.90
12/31/2008	12.01	0.55	(1.18)	(0.63)	(0.48)	(0.19)	10.71	(5.17)	564,785	462		0.90	0.90	4.76
12/31/2007	11.60	0.57	0.23	0.80	(0.39)	—	12.01	6.91	614,033	186	(m)	0.91	0.91	4.79
Class B
06/30/2012	12.40	0.12	0.31	0.43	—	—	12.83	3.47	293	444	(m)	0.68	0.68	1.92
12/31/2011	12.30	0.29	0.50	0.79	(0.26)	(0.43)	12.40	6.52	257	1,078	(m)	0.68	0.68	2.28
12/31/2010	11.83	0.32	0.59	0.91	(0.31)	(0.13)	12.30	7.75	246	977	(m)	0.68	0.68	2.54
12/31/2009	10.83	0.48	1.09	1.57	(0.52)	(0.05)	11.83	14.47	245	430	(m)	0.70	0.70	4.14
12/31/2008	12.13	0.58	(1.19)	(0.61)	(0.50)	(0.19)	10.83	(4.94)	197	462		0.70	0.70	4.95
12/31/2007	12.05	0.61	0.25	0.86	(0.78)	—	12.13	7.18	171	186	(m)	0.71	0.71	4.99
JNL/Goldman Sachs Emerging Markets Debt Fund
Class A
06/30/2012	12.03	0.33	0.69	1.02	—	—	13.05	8.48	829,643	47		1.06	1.06	5.09
12/31/2011	13.65	0.42	(1.03)	(0.61)	(0.68)	(0.33)	12.03	(4.67)	782,878	186		1.07	1.07	3.02
12/31/2010	11.89	0.61	1.30	1.91	(0.12)	(0.03)	13.65	16.07	762,892	160		1.08	1.08	4.65
12/31/2009	9.67	0.44	1.79	2.23	(0.01)	—	11.89	23.06	193,046	94		1.11	1.11	3.89
12/31/2008 *	10.00	0.09	(0.42)	(0.33)	—	—	9.67	(3.30)	28,973	44		1.11	1.11	3.92
Class B
06/30/2012	12.09	0.35	0.69	1.04	—	—	13.13	8.60	270	47		0.86	0.86	5.33
12/31/2011	13.70	0.45	(1.03)	(0.58)	(0.70)	(0.33)	12.09	(4.46)	284	186		0.87	0.87	3.23
12/31/2010	11.92	0.65	1.28	1.93	(0.12)	(0.03)	13.70	16.22	442	160		0.88	0.88	4.95
12/31/2009	9.67	0.47	1.79	2.26	(0.01)	—	11.92	23.38	197	94		0.91	0.91	4.23
12/31/2008 *	10.00	0.09	(0.42)	(0.33)	—	—	9.67	(3.30)	97	44		0.91	0.91	4.06

See accompanying Notes to Financial Statements.

		Increase (Decrease) from Investment Operations(a)			Distributions from				Supplemental Data			Ratios(b)
Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized & Unrealized Gains (Losses)	Total from Investment Operations	Net Investment Income	Net Realized Gains on Investment Transactions		Net Asset Value, End of Period	Total Return(c)	Net Assets, End of Period (in thousands)	Portfolio Turnover(d)	Net Expenses to Average Net Assets		Total Expenses to Average Net Assets		Net Investment Income (Loss) to Average Net Assets
JNL/Goldman Sachs Mid Cap Value Fund
Class A
06/30/2012	$9.56	$0.04	$0.67	$0.71	$—	$—		$10.27	7.43%	$834,323	46%	1.01%		1.01%		0.74%
12/31/2011	10.60	0.07	(0.77)	(0.70)	(0.06)	(0.28	)(n)	9.56	(6.54)	725,310	74	1.01		1.01		0.69
12/31/2010	8.56	0.05	2.04	2.09	(0.05)	—		10.60	24.40	496,550	85	1.02		1.02		0.58
12/31/2009	6.51	0.09	2.04	2.13	(0.08)	—		8.56	32.65	275,024	113	1.03		1.03		1.29
12/31/2008	12.82	0.09	(4.82)	(4.73)	(0.11)	(1.47)		6.51	(36.09)	134,460	98	1.04		1.04		0.83
12/31/2007	12.96	0.14	0.22	0.36	(0.08)	(0.42)		12.82	2.80	169,388	117	1.03		1.03		1.01
Class B
06/30/2012	9.57	0.05	0.68	0.73	—	—		10.30	7.63	9,409	46	0.81		0.81		0.94
12/31/2011	10.61	0.09	(0.77)	(0.68)	(0.08)	(0.28	)(n)	9.57	(6.35)	8,832	74	0.81		0.81		0.83
12/31/2010	8.56	0.07	2.04	2.11	(0.06)	—		10.61	24.62	9,541	85	0.82		0.82		0.76
12/31/2009	6.50	0.11	2.04	2.15	(0.09)	—		8.56	33.09	5,701	113	0.83		0.83		1.55
12/31/2008	12.83	0.12	(4.85)	(4.73)	(0.13)	(1.47)		6.50	(36.03)	244	98	0.84		0.84		1.11
12/31/2007	12.99	0.16	0.22	0.38	(0.12)	(0.42)		12.83	2.97	210	117	0.83		0.83		1.16
JNL/Goldman Sachs U.S. Equity Flex Fund
Class A
06/30/2012	7.31	0.01	0.69	0.70	—	—		8.01	9.58	113,541	97	1.93	(o)	1.93	(o)	0.31
12/31/2011	8.19	0.03	(0.90)	(0.87)	(0.01)	—		7.31	(10.63)	98,233	204	2.03	(o)	2.03	(o)	0.45
12/31/2010	7.58	0.01	0.65	0.66	(0.05)	—		8.19	8.70	115,234	639	1.88	(o)	1.88	(o)	0.17
12/31/2009	6.11	0.06	1.46	1.52	(0.05)	—		7.58	24.86	90,306	909	1.54	(o)	1.54	(o)	0.98
12/31/2008	10.85	0.09	(4.22)	(4.13)	—	(0.61)		6.11	(37.68)	41,879	455	1.59	(o)	1.59	(o)	0.98
12/31/2007 *	10.00	(0.02)	0.87	0.85	—	—		10.85	8.50	68,632	240	2.26	(o)	2.26	(o)	(0.19)
Class B
06/30/2012	7.36	0.02	0.69	0.71	—	—		8.07	9.65	205	97	1.73	(o)	1.73	(o)	0.51
12/31/2011	8.24	0.05	(0.91)	(0.86)	(0.02)	—		7.36	(10.38)	171	204	1.83	(o)	1.83	(o)	0.68
12/31/2010	7.62	0.03	0.65	0.68	(0.06)	—		8.24	8.92	170	639	1.68	(o)	1.68	(o)	0.38
12/31/2009	6.14	0.08	1.46	1.54	(0.06)	—		7.62	25.07	147	909	1.34	(o)	1.34	(o)	1.19
12/31/2008	10.87	0.11	(4.23)	(4.12)	—	(0.61)		6.14	(37.51)	93	455	1.39	(o)	1.39	(o)	1.22
12/31/2007 *	10.00	0.00	0.87	0.87	—	—		10.87	8.70	117	240	2.07	(o)	2.07	(o)	(0.01)
JNL/Invesco Global Real Estate Fund
Class A
06/30/2012	7.75	0.14	1.01	1.15	—	—		8.90	14.84	794,052	41	1.06		1.06		3.26
12/31/2011	8.50	0.16	(0.69)	(0.53)	(0.22)	—		7.75	(6.26)	722,875	59	1.06		1.06		1.87
12/31/2010	7.53	0.19	1.09	1.28	(0.31)	—		8.50	17.15	661,172	70	1.06		1.06		2.33
12/31/2009	5.79	0.18	1.70	1.88	(0.14)	—		7.53	32.53	342,951	65	1.07		1.07		2.78
12/31/2008	12.44	0.31	(4.96)	(4.65)	(0.23)	(1.77)		5.79	(35.71)	145,218	117	1.03		1.03		2.78
12/31/2007	15.80	0.20	(2.58)	(2.38)	(0.17)	(0.81)		12.44	(15.01)	184,451	76	1.02		1.02		1.29
Class B
06/30/2012	7.82	0.15	1.03	1.18	—	—		9.00	15.09	774	41	0.86		0.86		3.44
12/31/2011	8.57	0.18	(0.70)	(0.52)	(0.23)	—		7.82	(6.10)	688	59	0.86		0.86		2.08
12/31/2010	7.58	0.20	1.10	1.30	(0.31)	—		8.57	17.37	616	70	0.86		0.86		2.51
12/31/2009	5.82	0.19	1.72	1.91	(0.15)	—		7.58	32.86	404	65	0.87		0.87		3.09
12/31/2008	12.52	0.33	(5.00)	(4.67)	(0.26)	(1.77)		5.82	(35.61)	294	117	0.83		0.83		2.93
12/31/2007	15.83	0.24	(2.60)	(2.36)	(0.14)	(0.81)		12.52	(14.82)	368	76	0.82		0.82		1.55

See accompanying Notes to Financial Statements.

		Increase (Decrease) from Investment Operations(a)			Distributions from			Supplemental Data			Ratios(b)
Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized & Unrealized Gains (Losses)	Total from Investment Operations	Net Investment Income	Net Realized Gains on Investment Transactions	Net Asset Value, End of Period	Total Return(c)	Net Assets, End of Period (in thousands)	Portfolio Turnover(d)	Net Expenses to Average Net Assets	Total Expenses to Average Net Assets	Net Investment Income (Loss) to Average Net Assets
JNL/Invesco International Growth Fund
Class A
06/30/2012	$9.56	$0.11	$0.33	$0.44	$—	$—	$10.00	4.60%	$720,695	10%	1.00%	1.00%	2.29%
12/31/2011	10.34	0.18	(0.89)	(0.71)	(0.07)	—	9.56	(6.89)	636,015	24	1.01	1.01	1.80
12/31/2010	9.27	0.11	1.03	1.14	(0.07)	—	10.34	12.31	588,008	32	1.02	1.02	1.19
12/31/2009	6.88	0.12	2.42	2.54	(0.15)	—	9.27	36.99 (p)	431,595	27	1.04	1.04	1.55
12/31/2008	15.74	0.27	(6.68)	(6.41)	(0.06)	(2.39)	6.88	(40.94)	249,897	53	1.03	1.03	2.10
12/31/2007	14.55	0.30	1.10	1.40	(0.21)	—	15.74	9.70	475,302	105	1.03	1.03	1.90
Class B
06/30/2012	10.01	0.13	0.33	0.46	—	—	10.47	4.60	500	10	0.80	0.80	2.52
12/31/2011	10.81	0.22	(0.94)	(0.72)	(0.08)	—	10.01	(6.64)	446	24	0.81	0.81	2.02
12/31/2010	9.68	0.14	1.07	1.21	(0.08)	—	10.81	12.52	485	32	0.82	0.82	1.43
12/31/2009	7.04	0.01	2.80	2.81	(0.17)	—	9.68	39.94 (p)	386	27	0.84	0.84	0.10
12/31/2008	15.99	0.29	(6.79)	(6.50)	(0.06)	(2.39)	7.04	(40.85)	9,418	53	0.83	0.83	2.27
12/31/2007	14.82	0.33	1.14	1.47	(0.30)	—	15.99	9.96	15,987	105	0.83	0.83	2.08
JNL/Invesco Large Cap Growth Fund
Class A
06/30/2012	11.73	0.01	0.91	0.92	—	—	12.65	7.84	1,119,343	47	0.96	0.96	0.11
12/31/2011	12.59	(0.04)	(0.80)	(0.84)	(0.02)	—	11.73	(6.68)	954,232	112	0.96	0.96	(0.30)
12/31/2010	10.75	0.03	1.84	1.87	(0.03)	—	12.59	17.41	910,935	169	0.96	0.96	0.23
12/31/2009	8.67	0.04	2.07	2.11	(0.03)	—	10.75	24.29	624,156	57	0.97	0.97	0.45
12/31/2008	14.93	0.04	(5.69)	(5.65)	(0.02)	(0.59)	8.67	(37.66)	350,826	56	0.97	0.97	0.29
12/31/2007	13.49	0.02	2.09	2.11	(0.01)	(0.66)	14.93	15.75	525,103	71	0.99	0.99	0.17
Class B
06/30/2012	11.83	0.02	0.92	0.94	—	—	12.77	7.95	832	47	0.76	0.76	0.31
12/31/2011	12.69	(0.01)	(0.81)	(0.82)	(0.04)	—	11.83	(6.49)	749	112	0.76	0.76	(0.10)
12/31/2010	10.82	0.05	1.86	1.91	(0.04)	—	12.69	17.69	778	169	0.76	0.76	0.43
12/31/2009	8.72	0.06	2.08	2.14	(0.04)	—	10.82	24.57	587	57	0.77	0.77	0.66
12/31/2008	15.02	0.06	(5.73)	(5.67)	(0.04)	(0.59)	8.72	(37.55)	404	56	0.77	0.77	0.52
12/31/2007	13.55	0.05	2.11	2.16	(0.03)	(0.66)	15.02	16.05	436	71	0.80	0.80	0.36
JNL/Invesco Small Cap Growth Fund
Class A
06/30/2012	12.55	(0.03)	1.13	1.10	—	—	13.65	8.76	220,708	20	1.15	1.15	(0.37)
12/31/2011	12.76	(0.07)	(0.10)	(0.17)	—	(0.04)	12.55	(1.36)	178,378	56	1.15	1.15	(0.52)
12/31/2010	10.11	(0.05)	2.70	2.65	—	—	12.76	26.21	149,999	35	1.15	1.15	(0.50)
12/31/2009	7.50	(0.02)	2.63	2.61	—	—	10.11	34.80	92,793	33	1.16	1.16	(0.17)
12/31/2008	14.82	(0.04)	(5.95)	(5.99)	—	(1.33)	7.50	(39.73)	40,314	42	1.16	1.16	(0.32)
12/31/2007	14.27	(0.10)	1.71	1.61	—	(1.06)	14.82	11.37	73,951	37	1.15	1.15	(0.64)
Class B
06/30/2012	12.79	(0.01)	1.14	1.13	—	—	13.92	8.84	454	20	0.95	0.95	(0.17)
12/31/2011	12.98	(0.04)	(0.11)	(0.15)	—	(0.04)	12.79	(1.18)	408	56	0.95	0.95	(0.33)
12/31/2010	10.26	(0.03)	2.75	2.72	—	—	12.98	26.51	414	35	0.95	0.95	(0.29)
12/31/2009	7.60	0.00	2.66	2.66	—	—	10.26	35.00	157	33	0.96	0.96	0.01
12/31/2008	14.95	(0.01)	(6.01)	(6.02)	—	(1.33)	7.60	(39.58)	103	42	0.96	0.96	(0.10)
12/31/2007	14.36	(0.07)	1.72	1.65	—	(1.06)	14.95	11.58	111	37	0.95	0.95	(0.47)

See accompanying Notes to Financial Statements.

		Increase (Decrease) from Investment Operations(a)			Distributions from				Supplemental Data			Ratios(b)
Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized & Unrealized Gains (Losses)	Total from Investment Operations	Net Investment Income		Net Realized Gains on Investment Transactions	Net Asset Value, End of Period	Total Return(c)	Net Assets, End of Period (in thousands)	Portfolio Turnover(d)	Net Expenses to Average Net Assets	Total Expenses to Average Net Assets	Net Investment Income (Loss) to Average Net Assets
JNL/Ivy Asset Strategy Fund
Class A
06/30/2012	$10.56	$0.14	$0.36	$0.50	$—		$—	$11.06	4.73%	$1,732,932	33%	1.21%	1.21%	2.39%
12/31/2011	11.43	0.04	(0.90)	(0.86)	(0.01)		—	10.56	(7.49)	1,603,982	60	1.22	1.22	0.34
12/31/2010	10.41	0.09	0.93	1.02	(0.00	)(f)	—	11.43	9.81	975,565	96	1.25	1.25	0.90
12/31/2009 *	10.00	0.01	0.40	0.41	—		—	10.41	4.10	196,774	16	1.25	1.25	0.52
Class B
06/30/2012	10.60	0.15	0.36	0.51	—		—	11.11	4.81	440	33	1.01	1.01	2.61
12/31/2011	11.45	0.06	(0.89)	(0.83)	(0.02)		—	10.60	(7.24)	401	60	1.02	1.02	0.53
12/31/2010	10.41	0.10	0.94	1.04	(0.00	)(f)	—	11.45	10.01	280	96	1.05	1.05	0.95
12/31/2009 *	10.00	0.01	0.40	0.41	—		—	10.41	4.10	203	16	1.05	1.05	0.47
JNL/JPMorgan International Value Fund
Class A
06/30/2012	6.35	0.14	0.04	0.18	—		—	6.53	2.83	641,933	25	1.00	1.00	4.21
12/31/2011	7.52	0.21	(1.17)	(0.96)	(0.21)		—	6.35	(12.87)	586,075	68	1.01	1.01	2.83
12/31/2010	7.17	0.12	0.42	0.54	(0.19)		—	7.52	7.58	607,358	71	1.02	1.02	1.73
12/31/2009	5.72	0.14	1.58	1.72	(0.27)		—	7.17	30.17	549,144	92	1.03	1.03	2.24
12/31/2008	14.35	0.38	(6.85)	(6.47)	(0.25)		(1.91)	5.72	(44.49)	346,379	90	1.01	1.01	3.40
12/31/2007	14.02	0.27	1.36	1.63	(0.17)		(1.13)	14.35	11.97	727,077	98	1.01	1.01	1.81
Class B
06/30/2012	6.48	0.15	0.05	0.20	—		—	6.68	3.09	521	25	0.80	0.80	4.35
12/31/2011	7.68	0.22	(1.20)	(0.98)	(0.22)		—	6.48	(12.84)	498	68	0.81	0.81	2.96
12/31/2010	7.31	0.13	0.44	0.57	(0.20)		—	7.68	7.86	587	71	0.82	0.82	1.91
12/31/2009	5.82	0.16	1.62	1.78	(0.29)		—	7.31	30.60	546	92	0.83	0.83	2.51
12/31/2008	14.57	0.39	(6.95)	(6.56)	(0.28)		(1.91)	5.82	(44.44)	458	90	0.81	0.81	3.55
12/31/2007	14.23	0.31	1.38	1.69	(0.22)		(1.13)	14.57	12.23	467	98	0.81	0.81	2.01
JNL/JPMorgan MidCap Growth Fund
Class A
06/30/2012	18.84	0.03	1.51	1.54	—		—	20.38	8.17	602,890	42	0.97	0.97	0.30
12/31/2011	20.02	(0.03)	(1.15)	(1.18)	—		—	18.84	(5.89)	439,008	77	0.99	0.99	(0.17)
12/31/2010	15.94	(0.03)	4.11	4.08	—		—	20.02	25.60	232,386	84	1.01	1.01	(0.19)
12/31/2009	11.15	(0.03)	4.82	4.79	—		—	15.94	42.96	163,690	82	1.01	1.01	(0.25)
12/31/2008	20.07	(0.05)	(8.87)	(8.92)	—		—	11.15	(44.44)	91,958	105	1.02	1.02	(0.30)
12/31/2007	18.59	(0.03)	1.51	1.48	—		—	20.07	7.96	184,228	184	1.01	1.01	(0.16)
Class B
06/30/2012	18.98	0.05	1.52	1.57	—		—	20.55	8.27	211	42	0.77	0.77	0.50
12/31/2011	20.30	(0.00)	(1.32)	(1.32)	—		—	18.98	(6.50)	187	77	0.79	0.79	(0.00)
12/31/2010	16.13	0.00	4.17	4.17	—		—	20.30	25.85	185	84	0.81	0.81	0.02
12/31/2009	11.26	(0.01)	4.88	4.87	—		—	16.13	43.25	114	82	0.81	0.81	(0.05)
12/31/2008	20.22	(0.01)	(8.95)	(8.96)	—		—	11.26	(44.31)	158	105	0.82	0.82	(0.08)
12/31/2007	18.70	0.01	1.51	1.52	—		—	20.22	8.13	234	184	0.81	0.81	0.03

See accompanying Notes to Financial Statements.

		Increase (Decrease) from Investment Operations(a)			Distributions from			Supplemental Data				Ratios(b)
Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized & Unrealized Gains (Losses)	Total from Investment Operations	Net Investment Income	Net Realized Gains on Investment Transactions	Net Asset Value, End of Period	Total Return(c)	Net Assets, End of Period (in thousands)	Portfolio Turnover(d)		Net Expenses to Average Net Assets	Total Expenses to Average Net Assets	Net Investment Income (Loss) to Average Net Assets
JNL/JPMorgan U.S. Government & Quality Bond Fund
Class A
06/30/2012	$13.90	$0.20	$0.14	$0.34	$—	$—	$14.24	2.45%	$1,579,707	4%		0.69%	0.69%	2.81%
12/31/2011	12.94	0.43	0.84	1.27	(0.31)	—	13.90	9.83	1,393,976	12		0.70	0.70	3.19
12/31/2010	12.39	0.46	0.45	0.91	(0.36)	—	12.94	7.34	918,334	9		0.71	0.71	3.50
12/31/2009	12.25	0.47	(0.01)	0.46	(0.32)	—	12.39	3.69	693,017	12		0.73	0.73	3.78
12/31/2008	11.74	0.49	0.27	0.76	(0.25)	—	12.25	6.53	680,849	14		0.76	0.76	4.06
12/31/2007	11.43	0.53	0.20	0.73	(0.42)	—	11.74	6.38	265,662	57	(q)	0.78	0.78	4.51
Class B
06/30/2012	14.50	0.22	0.15	0.37	—	—	14.87	2.55	1,330	4		0.49	0.49	3.01
12/31/2011	13.47	0.48	0.88	1.36	(0.33)	—	14.50	10.10	1,323	12		0.50	0.50	3.35
12/31/2010	12.88	0.51	0.46	0.97	(0.38)	—	13.47	7.53	523	9		0.51	0.51	3.72
12/31/2009	12.71	0.48	0.02	0.50	(0.33)	—	12.88	3.92	564	12		0.53	0.53	3.71
12/31/2008	12.16	0.51	0.30	0.81	(0.26)	—	12.71	6.73	897	14		0.56	0.56	4.11
12/31/2007	11.89	0.57	0.22	0.79	(0.52)	—	12.16	6.64	138	57	(q)	0.58	0.58	4.71
JNL/Lazard Emerging Markets Fund
Class A
06/30/2012	9.83	0.14	0.65	0.79	—	—	10.62	8.04	1,213,677	12		1.21	1.22	2.53
12/31/2011	12.09	0.25	(2.39)	(2.14)	(0.12)	—	9.83	(17.75)	1,170,395	25		1.22	1.22	2.27
12/31/2010	9.96	0.19	1.99	2.18	(0.05)	—	12.09	21.91	1,386,967	23		1.23	1.23	1.76
12/31/2009	5.88	0.16	4.06	4.22	(0.14)	—	9.96	71.74	735,862	49		1.27	1.27	1.98
12/31/2008	14.47	0.38	(7.64)	(7.26)	(0.08)	(1.25)	5.88	(50.05)	211,608	64		1.28	1.28	3.21
12/31/2007	10.99	0.18	3.32	3.50	(0.02)	—	14.47	31.81	411,866	53		1.29	1.29	1.37
Class B
06/30/2012	9.87	0.15	0.65	0.80	—	—	10.67	8.11	723	12		1.01	1.02	2.70
12/31/2011	12.14	0.28	(2.41)	(2.13)	(0.14)	—	9.87	(17.63)	758	25		1.02	1.02	2.46
12/31/2010	9.98	0.22	2.00	2.22	(0.06)	—	12.14	22.24	1,062	23		1.03	1.03	2.04
12/31/2009	5.89	0.18	4.06	4.24	(0.15)	—	9.98	71.96	775	49		1.07	1.07	2.13
12/31/2008	14.49	0.37	(7.63)	(7.26)	(0.09)	(1.25)	5.89	(49.94)	236	64		1.08	1.08	3.28
12/31/2007	11.00	0.21	3.32	3.53	(0.04)	—	14.49	32.12	347	53		1.09	1.09	1.63
JNL/Lazard Mid Cap Equity Fund
Class A
06/30/2012	10.86	0.02	0.33	0.35	—	—	11.21	3.22	209,250	67		1.01	1.01	0.33
12/31/2011	11.59	0.03	(0.69)	(0.66)	(0.07)	—	10.86	(5.67)	223,465	86		1.02	1.02	0.30
12/31/2010	9.46	0.08	2.10	2.18	(0.05)	—	11.59	23.07	214,053	82		1.02	1.02	0.83
12/31/2009	6.82	0.07	2.63	2.70	(0.06)	—	9.46	39.65	164,730	79		1.03	1.03	0.86
12/31/2008	11.47	0.15	(4.62)	(4.47)	(0.13)	(0.05)	6.82	(38.96)	125,184	81		1.02	1.02	1.50
12/31/2007	14.08	0.11	(0.50)	(0.39)	(0.08)	(2.14)	11.47	(2.61)	243,429	84		1.02	1.02	0.71
Class B
06/30/2012	10.96	0.03	0.33	0.36	—	—	11.32	3.28	213	67		0.81	0.81	0.55
12/31/2011	11.68	0.06	(0.69)	(0.63)	(0.09)	—	10.96	(5.38)	192	86		0.82	0.82	0.49
12/31/2010	9.53	0.10	2.11	2.21	(0.06)	—	11.68	23.24	176	82		0.82	0.82	1.00
12/31/2009	6.90	0.05	2.65	2.70	(0.07)	—	9.53	39.19	167	79		0.83	0.83	0.61
12/31/2008	11.62	0.17	(4.69)	(4.52)	(0.15)	(0.05)	6.90	(38.88)	2,108	81		0.82	0.82	1.70
12/31/2007	14.23	0.14	(0.51)	(0.37)	(0.10)	(2.14)	11.62	(2.44)	3,683	84		0.82	0.82	0.92

See accompanying Notes to Financial Statements.

		Increase (Decrease) from Investment Operations(a)			Distributions from				Supplemental Data			Ratios(b)
Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized & Unrealized Gains (Losses)	Total from Investment Operations	Net Investment Income	Net Realized Gains on Investment Transactions		Net Asset Value, End of Period	Total Return(c)	Net Assets, End of Period (in thousands)	Portfolio Turnover(d)	Net Expenses to Average Net Assets	Total Expenses to Average Net Assets	Net Investment Income (Loss) to Average Net Assets
JNL/M&G Global Basics Fund
Class A
06/30/2012	$13.15	$0.12	$(0.28)	$(0.16)	$—	$—		$12.99	(1.22)%	$305,338	11%	1.20%	1.20%	1.76%
12/31/2011	14.98	0.13	(1.90)	(1.77)	(0.03)	(0.03)		13.15	(11.89)	275,623	33	1.21	1.21	0.88
12/31/2010	12.27	0.04	2.80	2.84	(0.08)	(0.05)		14.98	23.19	195,399	18	1.22	1.22	0.31
12/31/2009	8.42	0.05	3.89	3.94	(0.03)	(0.06)		12.27	46.88	29,708	43	1.21	1.21	0.47
12/31/2008 *	10.00	0.00	(1.58)	(1.58)	—	—		8.42	(15.80)	4,703	10	1.24	1.24	(0.03)
Class B
06/30/2012	13.21	0.13	(0.28)	(0.15)	—	—		13.06	(1.14)	104	11	1.00	1.00	1.93
12/31/2011	15.02	0.16	(1.91)	(1.75)	(0.03)	(0.03)		13.21	(11.73)	107	33	1.01	1.01	1.07
12/31/2010	12.30	0.06	2.81	2.87	(0.10)	(0.05)		15.02	23.37	115	18	1.02	1.02	0.50
12/31/2009	8.43	0.08	3.89	3.97	(0.04)	(0.06)		12.30	47.19	160	43	1.01	1.01	0.75
12/31/2008 *	10.00	0.00	(1.57)	(1.57)	—	—		8.43	(15.70)	84	10	1.04	1.04	0.17
JNL/M&G Global Leaders Fund
Class A
06/30/2012	10.42	0.10	0.33	0.43	—	—		10.85	4.13	39,364	31	1.19	1.19	1.89
12/31/2011	12.73	0.09	(1.60)	(1.51)	(0.08)	(0.72)		10.42	(11.60)	36,375	106	1.23	1.23	0.75
12/31/2010	11.41	0.07	1.42	1.49	(0.04)	(0.13)		12.73	13.13	29,788	47	1.24	1.24	0.59
12/31/2009	8.35	0.09	3.03	3.12	(0.06)	—		11.41	37.43	17,302	39	1.21	1.21	0.87
12/31/2008 *	10.00	0.02	(1.66)	(1.64)	(0.01)	—		8.35	(16.43)	4,501	34	1.23	1.23	0.82
Class B
06/30/2012	10.44	0.11	0.33	0.44	—	—		10.88	4.21	141	31	0.99	0.99	2.08
12/31/2011	12.75	0.12	(1.61)	(1.49)	(0.10)	(0.72)		10.44	(11.41)	135	106	1.03	1.03	0.96
12/31/2010	11.42	0.10	1.42	1.52	(0.06)	(0.13)		12.75	13.36	150	47	1.04	1.04	0.84
12/31/2009	8.35	0.12	3.03	3.15	(0.08)	—		11.42	37.70	126	39	1.01	1.01	1.25
12/31/2008 *	10.00	0.02	(1.66)	(1.64)	(0.01)	—		8.35	(16.40)	84	34	1.03	1.03	1.03
JNL/Mellon Capital Management 10 x 10 Fund(e)
Class A
06/30/2012	7.93	(0.00)	0.58	0.58	—	—		8.51	7.31	293,791	4	0.05	0.05	(0.05)
12/31/2011	8.22	0.21	(0.38)	(0.17)	(0.12)	—		7.93	(2.09)	276,388	9	0.05	0.05	2.56
12/31/2010	7.19	0.14	1.04	1.18	(0.15)	(0.00	)(f)	8.22	16.43	257,545	8	0.05	0.05	1.90
12/31/2009	6.19	0.21	1.31	1.52	(0.26)	(0.26)		7.19	24.59	194,494	11	0.06	0.06	3.20
12/31/2008	9.92	0.25	(3.85)	(3.60)	(0.07)	(0.06)		6.19	(36.25)	100,370	20	0.06	0.06	3.11
12/31/2007 *	10.00	0.21	(0.29)	(0.08)	—	—		9.92	(0.80)	57,683	60	0.06	0.06	3.14
JNL/Mellon Capital Management Index 5 Fund(e)
Class A
06/30/2012	9.31	(0.00)	0.56	0.56	—	—		9.87	6.02	476,388	4	0.05	0.05	(0.05)
12/31/2011	9.62	0.18	(0.38)	(0.20)	(0.09)	(0.02)		9.31	(2.08)	423,503	9	0.05	0.05	1.86
12/31/2010	8.39	0.14	1.19	1.33	(0.09)	(0.01)		9.62	15.78	332,481	10	0.05	0.05	1.58
12/31/2009	6.83	0.18	1.53	1.71	(0.07)	(0.08)		8.39	25.16	204,951	8	0.06	0.06	2.43
12/31/2008	10.00	0.30	(3.30)	(3.00)	(0.07)	(0.10)		6.83	(29.87)	60,409	23	0.06	0.06	3.49
12/31/2007 *	10.00	0.36	(0.36)	0.00	—	—		10.00	0.00	29,922	32	0.06	0.06	5.34
JNL/Mellon Capital Management Emerging Markets Index Fund
Class A
06/30/2012	9.08	0.11	0.22	0.33	—	—		9.41	3.63	252,423	72	0.82	0.82	2.22
12/31/2011 *	10.00	0.03	(0.95)	(0.92)	—	—		9.08	(9.20)	98,562	38	0.84	0.84	1.01
Class B
06/30/2012	9.08	0.11	0.23	0.34	—	—		9.42	3.74	113	72	0.62	0.62	2.22
12/31/2011 *	10.00	0.04	(0.96)	(0.92)	—	—		9.08	(9.20)	91	38	0.64	0.64	1.15

See accompanying Notes to Financial Statements.

		Increase (Decrease) from Investment Operations(a)			Distributions from				Supplemental Data			Ratios(b)
Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized & Unrealized Gains (Losses)	Total from Investment Operations	Net Investment Income	Net Realized Gains on Investment Transactions		Net Asset Value, End of Period	Total Return(c)	Net Assets, End of Period (in thousands)	Portfolio Turnover(d)	Net Expenses to Average Net Assets	Total Expenses to Average Net Assets	Net Investment Income (Loss) to Average Net Assets
JNL/Mellon Capital Management European 30 Fund
Class A
06/30/2012	$9.84	$0.33	$(0.46)	$(0.13)	$—	$—		$9.71	(1.32)%	$23,397	54%	0.77%	0.77%	6.72%
12/31/2011	11.48	0.49	(1.33)	(0.84)	(0.23)	(0.57)		9.84	(7.35)	21,311	99	0.78	0.78	4.24
12/31/2010	11.30	0.40	(0.16)	0.24	(0.01)	(0.05)		11.48	2.13	18,217	104	0.78	0.78	3.63
12/31/2009	8.59	0.29	3.23	3.52	(0.25)	(0.56)		11.30	41.03	13,238	65	0.78	0.78	2.76
12/31/2008 *	10.00	0.04	(1.41)	(1.37)	(0.04)	—		8.59	(13.74)	2,055	0	0.84	0.84	2.26
Class B
06/30/2012	9.88	0.34	(0.46)	(0.12)	—	—		9.76	(1.21)	145	54	0.57	0.57	6.83
12/31/2011	11.51	0.49	(1.30)	(0.81)	(0.25)	(0.57)		9.88	(7.12)	143	99	0.58	0.58	4.24
12/31/2010	11.31	0.41	(0.15)	0.26	(0.01)	(0.05)		11.51	2.31	142	104	0.58	0.58	3.72
12/31/2009	8.59	0.35	3.19	3.54	(0.26)	(0.56)		11.31	41.27	128	65	0.58	0.58	3.65
12/31/2008 *	10.00	0.05	(1.42)	(1.37)	(0.04)	—		8.59	13.71	86	0	0.64	0.64	2.45
JNL/Mellon Capital Management Pacific Rim 30 Fund
Class A
06/30/2012	11.88	0.19	0.11	0.30	—	—		12.18	2.53	87,520	102	0.75	0.75	3.19
12/31/2011	12.71	0.44	(0.67)	(0.23)	(0.18)	(0.42)		11.88	(1.87)	81,702	121	0.77	0.77	3.56
12/31/2010	11.26	0.36	1.09	1.45	—	(0.00	)(f)	12.71	12.89	38,944	78	0.78	0.78	3.03
12/31/2009	9.60	0.21	2.11	2.32	(0.15)	(0.51)		11.26	24.15	16,625	47	0.78	0.78	1.95
12/31/2008 *	10.00	0.02	(0.42)	(0.40)	—	—		9.60	(4.00)	3,299	0	0.82	0.82	0.78
Class B
06/30/2012	11.93	0.21	0.11	0.32	—	—		12.25	2.68	213	102	0.55	0.55	3.44
12/31/2011	12.75	0.46	(0.67)	(0.21)	(0.19)	(0.42)		11.93	(1.71)	170	121	0.57	0.57	3.70
12/31/2010	11.28	0.37	1.10	1.47	—	(0.00	)(f)	12.75	13.05	191	78	0.58	0.58	3.16
12/31/2009	9.60	0.26	2.09	2.35	(0.16)	(0.51)		11.28	24.49	136	47	0.58	0.58	2.54
12/31/2008 *	10.00	0.02	(0.42)	(0.40)	—	—		9.60	(4.00)	98	0	0.62	0.62	0.99
JNL/Mellon Capital Management S&P 500 Index Fund
Class A
06/30/2012	10.48	0.09	0.87	0.96	—	—		11.44	9.16	1,310,038	3	0.58	0.58	1.54
12/31/2011	10.59	0.16	0.00	0.16	(0.19)	(0.08)		10.48	1.47	1,118,932	16	0.57	0.57	1.49
12/31/2010	9.38	0.15	1.20	1.35	(0.13)	(0.01)		10.59	14.44	1,328,363	2	0.57	0.57	1.51
12/31/2009	7.54	0.14	1.82	1.96	(0.12)	—		9.38	25.97	900,282	4	0.60	0.60	1.76
12/31/2008	12.36	0.19	(4.84)	(4.65)	(0.17)	—		7.54	(37.64)	457,126	7	0.60	0.60	1.80
12/31/2007	12.06	0.18	0.40	0.58	(0.16)	(0.12)		12.36	4.90	656,286	3	0.59	0.59	1.45
Class B
06/30/2012	10.68	0.10	0.89	0.99	—	—		11.67	9.27	16,640	3	0.38	0.38	1.75
12/31/2011	10.78	0.19	0.00	0.19	(0.21)	(0.08)		10.68	1.77	14,110	16	0.37	0.37	1.71
12/31/2010	9.54	0.17	1.23	1.40	(0.15)	(0.01)		10.78	14.70	12,937	2	0.37	0.37	1.71
12/31/2009	7.66	0.16	1.85	2.01	(0.13)	—		9.54	26.26	10,996	4	0.40	0.40	2.02
12/31/2008	12.57	0.21	(4.93)	(4.72)	(0.19)	—		7.66	(37.57)	8,916	7	0.40	0.40	2.01
12/31/2007	12.27	0.21	0.41	0.62	(0.20)	(0.12)		12.57	5.14	10,797	3	0.39	0.39	1.65

See accompanying Notes to Financial Statements.

		Increase (Decrease) from Investment Operations(a)			Distributions from				Supplemental Data			Ratios(b)
Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized & Unrealized Gains (Losses)	Total from Investment Operations	Net Investment Income	Net Realized Gains on Investment Transactions		Net Asset Value, End of Period	Total Return(c)	Net Assets, End of Period (in thousands)	Portfolio Turnover(d)	Net Expenses to Average Net Assets	Total Expenses to Average Net Assets	Net Investment Income (Loss) to Average Net Assets
JNL/Mellon Capital Management S&P 400 MidCap Index Fund
Class A
06/30/2012	$12.80	$0.06	$0.91	$0.97	$—	$—		$13.77	7.58%	$825,740	4%	0.59%	0.59%	0.91%
12/31/2011	13.86	0.10	(0.43)	(0.33)	(0.09)	(0.64)		12.80	(2.14)	658,163	24	0.59	0.59	0.68
12/31/2010	11.17	0.08	2.80	2.88	(0.08)	(0.11)		13.86	25.83	664,777	12	0.60	0.60	0.64
12/31/2009	8.17	0.13	2.98	3.11	(0.11)	—		11.17	38.03	469,779	14	0.61	0.61	1.35
12/31/2008	14.78	0.17	(5.75)	(5.58)	(0.13)	(0.90)		8.17	(37.58)	284,426	30	0.61	0.61	1.35
12/31/2007	14.96	0.17	0.93	1.10	(0.05)	(1.23)		14.78	7.45	464,641	25	0.60	0.60	1.06
Class B
06/30/2012	12.98	0.08	0.92	1.00	—	—		13.98	7.70	7,693	4	0.39	0.39	1.10
12/31/2011	14.05	0.13	(0.44)	(0.31)	(0.12)	(0.64)		12.98	(1.99)	6,541	24	0.39	0.39	0.89
12/31/2010	11.30	0.10	2.86	2.96	(0.10)	(0.11)		14.05	26.19	6,033	12	0.40	0.40	0.84
12/31/2009	8.26	0.14	3.03	3.17	(0.13)	—		11.30	38.34	4,541	14	0.41	0.41	1.55
12/31/2008	14.95	0.20	(5.83)	(5.63)	(0.16)	(0.90)		8.26	(37.51)	2,613	30	0.41	0.41	1.55
12/31/2007	15.07	0.21	0.94	1.15	(0.04)	(1.23)		14.95	7.69	3,470	25	0.40	0.40	1.27
JNL/Mellon Capital Management Small Cap Index Fund
Class A
06/30/2012	11.56	0.08	0.88	0.96	—	—		12.52	8.30	901,976	14	0.58	0.58	1.31
12/31/2011	12.61	0.10	(0.65)	(0.55)	(0.10)	(0.40)		11.56	(4.34)	761,311	15	0.59	0.59	0.83
12/31/2010	10.04	0.10	2.54	2.64	(0.07)	—		12.61	26.32	709,661	14	0.60	0.60	0.91
12/31/2009	7.97	0.09	2.10	2.19	(0.07)	(0.05)		10.04	27.54	470,449	17	0.61	0.61	1.08
12/31/2008	13.53	0.11	(4.87)	(4.76)	(0.15)	(0.65)		7.97	(35.01)	241,444	29	0.61	0.61	0.96
12/31/2007	14.79	0.18	(0.51)	(0.33)	(0.04)	(0.89)		13.53	(2.11)	361,126	21	0.60	0.60	1.21
Class B
06/30/2012	11.69	0.09	0.90	0.99	—	—		12.68	8.47	11,775	14	0.38	0.38	1.51
12/31/2011	12.75	0.14	(0.68)	(0.54)	(0.12)	(0.40)		11.69	(4.20)	10,611	15	0.39	0.39	1.11
12/31/2010	10.14	0.12	2.57	2.69	(0.08)	—		12.75	26.58	5,158	14	0.40	0.40	1.08
12/31/2009	8.05	0.11	2.11	2.22	(0.08)	(0.05)		10.14	27.68	3,916	17	0.41	0.41	1.30
12/31/2008	13.66	0.14	(4.92)	(4.78)	(0.18)	(0.65)		8.05	(34.83)	2,299	29	0.41	0.41	1.17
12/31/2007	14.86	0.21	(0.50)	(0.29)	(0.02)	(0.89)		13.66	(1.84)	2,771	21	0.40	0.40	1.41
JNL/Mellon Capital Management International Index Fund
Class A
06/30/2012	10.62	0.24	0.11	0.35	—	—		10.97	3.30	1,281,410	1	0.65	0.65	4.27
12/31/2011	12.48	0.35	(1.89)	(1.54)	(0.32)	—		10.62	(12.26)	1,144,242	5	0.65	0.65	2.91
12/31/2010	11.90	0.26	0.55	0.81	(0.23)	—		12.48	6.81	1,066,567	2	0.67	0.67	2.23
12/31/2009	9.41	0.25	2.50	2.75	(0.26)	(0.00	)(f)	11.90	29.28	721,755	2	0.69	0.69	2.43
12/31/2008	17.55	0.47	(8.00)	(7.53)	(0.30)	(0.31)		9.41	(42.92)	369,368	15	0.65	0.65	3.31
12/31/2007	16.54	0.40	1.29	1.69	(0.45)	(0.23)		17.55	10.39	645,505	5	0.65	0.65	2.23
Class B
06/30/2012	10.96	0.26	0.12	0.38	—	—		11.34	3.47	21,161	1	0.45	0.45	4.45
12/31/2011	12.87	0.39	(1.95)	(1.56)	(0.35)	—		10.96	(12.09)	19,988	5	0.45	0.45	3.14
12/31/2010	12.26	0.30	0.56	0.86	(0.25)	—		12.87	7.01	21,720	2	0.47	0.47	2.48
12/31/2009	9.68	0.30	2.56	2.86	(0.28)	(0.00	)(f)	12.26	29.57	18,284	2	0.49	0.49	2.83
12/31/2008	18.04	0.52	(8.24)	(7.72)	(0.33)	(0.31)		9.68	(42.82)	6,256	15	0.45	0.45	3.55
12/31/2007	16.88	0.44	1.32	1.76	(0.37)	(0.23)		18.04	10.56	10,527	5	0.45	0.45	2.43

See accompanying Notes to Financial Statements.

		Increase (Decrease) from Investment Operations(a)			Distributions from				Supplemental Data				Ratios(b)
Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized & Unrealized Gains (Losses)	Total from Investment Operations	Net Investment Income	Net Realized Gains on Investment Transactions		Net Asset Value, End of Period	Total Return(c)	Net Assets, End of Period (in thousands)	Portfolio Turnover(d)		Net Expenses to Average Net Assets	Total Expenses to Average Net Assets	Net Investment Income (Loss) to Average Net Assets
JNL/Mellon Capital Management Bond Index Fund
Class A
06/30/2012	$12.11	$0.13	$0.12	$0.25	$—	$—		$12.36	2.06%	$1,716,014	37	% (r)	0.56%	0.56%	2.14%
12/31/2011	11.73	0.31	0.53	0.84	(0.34)	(0.12)		12.11	7.15	1,549,529	94	(r)	0.57	0.57	2.57
12/31/2010	11.39	0.34	0.32	0.66	(0.30)	(0.02)		11.73	5.87	1,328,699	83	(r)	0.57	0.57	2.86
12/31/2009	11.07	0.42	0.21	0.63	(0.30)	(0.01)		11.39	5.65	793,123	87	(r)	0.60	0.60	3.67
12/31/2008	11.16	0.52	(0.10)	0.42	(0.51)	—		11.07	3.79	379,239	51	(r)	0.61	0.61	4.60
12/31/2007	10.92	0.52	0.18	0.70	(0.46)	—		11.16	6.43	349,683	45	(r)	0.60	0.60	4.68
Class B
06/30/2012	12.48	0.15	0.12	0.27	—	—		12.75	2.16	5,005	37	(r)	0.36	0.36	2.34
12/31/2011	12.08	0.34	0.55	0.89	(0.37)	(0.12)		12.48	7.31	4,345	94	(r)	0.37	0.37	2.75
12/31/2010	11.71	0.38	0.34	0.72	(0.33)	(0.02)		12.08	6.14	2,865	83	(r)	0.37	0.37	3.08
12/31/2009	11.36	0.46	0.21	0.67	(0.31)	(0.01)		11.71	5.90	2,647	87	(r)	0.40	0.40	3.92
12/31/2008	11.44	0.56	(0.11)	0.45	(0.53)	—		11.36	3.98	1,596	51	(r)	0.41	0.41	4.81
12/31/2007	11.05	0.55	0.19	0.74	(0.35)	—		11.44	6.68	906	45	(r)	0.41	0.41	4.88
JNL/Mellon Capital Management Global Alpha Fund
Class A
06/30/2012	10.57	(0.07)	(0.11)	(0.18)	—	—		10.39	(1.70)	482,823	0		1.35	1.35	(1.29)
12/31/2011	10.47	(0.14)	0.44	0.30	(0.08)	(0.12)		10.57	2.88	515,337	0		1.35	1.35	(1.29)
12/31/2010	9.88	(0.12)	0.71	0.59	—	(0.00	)(f)	10.47	6.00	200,918	0		1.36	1.36	(1.20)
12/31/2009 *	10.00	(0.03)	(0.09)	(0.12)	—	—		9.88	(1.20)	62,275	0		1.35	1.35	(1.28)
Class B
06/30/2012	10.62	(0.06)	(0.12)	(0.18)	—	—		10.44	(1.69)	222	0		1.15	1.15	(1.09)
12/31/2011	10.49	(0.12)	0.46	0.34	(0.09)	(0.12)		10.62	3.22	247	0		1.15	1.15	(1.09)
12/31/2010	9.89	(0.10)	0.70	0.60	—	(0.00	)(f)	10.49	6.09	196	0		1.16	1.16	(1.01)
12/31/2009 *	10.00	(0.03)	(0.08)	(0.11)	—	—		9.89	(1.10)	109	0		1.15	1.15	(1.09)
JNL/Mellon Capital Management Dow Jones U.S. Contrarian Opportunities Index Fund
Class A
06/30/2012 *	10.00	0.01	(0.32)	(0.31)	—	—		9.69	(3.10)	60,404	4		0.70	0.70	0.77
Class B
06/30/2012 *	10.00	0.02	(0.33)	(0.31)	—	—		9.69	(3.10)	97	4		0.50	0.50	0.97
JNL/Morgan Stanley Mid Cap Growth Fund
Class A
06/30/2012 *	10.00	0.04	(0.65)	(0.61)	—	—		9.39	(6.10)	8,253	16		1.15	1.15	3.14
Class B
06/30/2012 *	10.00	0.04	(0.65)	(0.61)	—	—		9.39	(6.10)	94	16		0.95	0.95	2.69
JNL/Neuberger Berman Strategic Income Fund
Class A
06/30/2012 *	10.00	0.02	(0.03)	(0.01)	—	—		9.99	(0.10)	29,594	57		0.96	0.96	1.36
Class B
06/30/2012 *	10.00	0.03	(0.03)	0.00	—	—		10.00	0.00	100	57		0.76	0.76	1.52

See accompanying Notes to Financial Statements.

		Increase (Decrease) from Investment Operations(a)			Distributions from			Supplemental Data				Ratios(b)
Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized & Unrealized Gains (Losses)	Total from Investment Operations	Net Investment Income	Net Realized Gains on Investment Transactions	Net Asset Value, End of Period	Total Return(c)	Net Assets, End of Period (in thousands)	Portfolio Turnover(d)		Net Expenses to Average Net Assets		Total Expenses to Average Net Assets		Net Investment Income (Loss) to Average Net Assets
JNL/Oppenheimer Global Growth Fund
Class A
06/30/2012	$9.55	$0.11	$0.32	$0.43	$—	$—	$9.98	4.50%	$616,175	12%		1.01%		1.01%		2.13%
12/31/2011	10.47	0.13	(0.99)	(0.86)	(0.06)	—	9.55	(8.22)	546,730	19		1.01		1.01		1.25
12/31/2010	9.14	0.09	1.31	1.40	(0.07)	—	10.47	15.38	401,636	25		1.06		1.06		0.97
12/31/2009	7.00	0.10	2.65	2.75	(0.12)	(0.49)	9.14	39.42	289,972	21		1.06		1.06		1.19
12/31/2008	14.97	0.21	(6.42)	(6.21)	(0.17)	(1.59)	7.00	(40.86)	176,084	22		1.06		1.06		1.71
12/31/2007	15.25	0.13	0.81	0.94	(0.12)	(1.10)	14.97	6.33	372,934	31		1.05		1.05		0.79
Class B
06/30/2012	9.66	0.12	0.33	0.45	—	—	10.11	4.66	684	12		0.81		0.81		2.30
12/31/2011	10.59	0.15	(1.01)	(0.86)	(0.07)	—	9.66	(8.11)	631	19		0.81		0.81		1.40
12/31/2010	9.23	0.11	1.34	1.45	(0.09)	—	10.59	15.68	616	25		0.86		0.86		1.16
12/31/2009	7.07	0.11	2.68	2.79	(0.14)	(0.49)	9.23	39.58	507	21		0.86		0.86		1.40
12/31/2008	15.11	0.22	(6.46)	(6.24)	(0.21)	(1.59)	7.07	(40.69)	340	22		0.86		0.86		1.82
12/31/2007	15.35	0.17	0.81	0.98	(0.12)	(1.10)	15.11	6.56	397	31		0.85		0.85		1.02
JNL/PIMCO Real Return Fund
Class A
06/30/2012	12.83	0.12	0.52	0.64	—	—	13.47	4.99	3,285,798	38		0.84	(s)	0.84	(s)	1.86
12/31/2011	12.06	0.21	1.20	1.41	(0.11)	(0.53)	12.83	11.71	2,714,541	443		0.81	(s)	0.81	(s)	1.65
12/31/2010	11.57	0.17	0.72	0.89	(0.17)	(0.23)	12.06	7.72	1,794,823	536		0.82		0.82		1.36
12/31/2009	10.10	0.30	1.44	1.74	(0.27)	—	11.57	17.25	1,189,828	722		0.81		0.81		2.69
12/31/2008	11.09	0.39	(0.82)	(0.43)	(0.16)	(0.40)	10.10	(3.73)	663,938	2,289		0.81		0.81		3.44
12/31/2007 *	10.00	0.43	0.66	1.09	—	—	11.09	10.90	397,393	1,215	(f)	0.80		0.80		4.27
Class B
06/30/2012	12.93	0.14	0.52	0.66	—	—	13.59	5.10	746	38		0.64	(s)	0.64	(s)	2.19
12/31/2011	12.15	0.23	1.20	1.43	(0.12)	(0.53)	12.93	11.84	513	443		0.61	(s)	0.61	(s)	1.76
12/31/2010	11.64	0.19	0.73	0.92	(0.18)	(0.23)	12.15	7.96	263	536		0.62		0.62		1.57
12/31/2009	10.13	0.32	1.48	1.80	(0.29)	—	11.64	17.76	237	722		0.61		0.61		2.97
12/31/2008	11.11	0.41	(0.82)	(0.41)	(0.17)	(0.40)	10.13	(3.57)	350	2,289		0.61		0.61		3.63
12/31/2007 *	10.00	0.32	0.79	1.11	—	—	11.11	11.10	126	1,215	(f)	0.60		0.60		3.20
JNL/PIMCO Total Return Bond Fund
Class A
06/30/2012	12.57	0.13	0.42	0.55	—	—	13.12	4.38	4,615,018	233		0.80	(u)	0.80	(u)	2.07
12/31/2011	12.35	0.30	0.31	0.61	(0.37)	(0.02)	12.57	4.91	3,843,292	500		0.80	(u)	0.80	(u)	2.35
12/31/2010	12.19	0.26	0.65	0.91	(0.27)	(0.48)	12.35	7.57	3,248,237	489		0.81		0.81		2.05
12/31/2009	11.07	0.48	1.24	1.72	(0.29)	(0.31)	12.19	15.45	2,348,470	177		0.81		0.81		4.04
12/31/2008	12.04	0.51	(0.48)	0.03	(0.53)	(0.47)	11.07	0.40	1,325,740	660		0.81		0.81		4.22
12/31/2007	11.66	0.54	0.42	0.96	(0.56)	(0.02)	12.04	8.25	1,037,811	119	(v)	0.80		0.80		4.54
Class B
06/30/2012	13.37	0.15	0.45	0.60	—	—	13.97	4.49	21,792	233		0.60	(u)	0.60	(u)	2.27
12/31/2011	13.11	0.34	0.33	0.67	(0.39)	(0.02)	13.37	5.12	17,968	500		0.60	(u)	0.60	(u)	2.55
12/31/2010	12.89	0.30	0.69	0.99	(0.29)	(0.48)	13.11	7.79	15,912	489		0.61		0.61		2.24
12/31/2009	11.67	0.53	1.30	1.83	(0.30)	(0.31)	12.89	15.66	14,110	177		0.61		0.61		4.21
12/31/2008	12.64	0.56	(0.51)	0.05	(0.55)	(0.47)	11.67	0.57	9,891	660		0.61		0.61		4.40
12/31/2007	12.22	0.59	0.45	1.04	(0.60)	(0.02)	12.64	8.53	8,145	119	(v)	0.61		0.61		4.74
JNL/PPM America Floating Rate Income Fund
Class A
06/30/2012	10.07	0.21	0.15	0.36	—	—	10.43	3.58	498,988	25		1.01		1.01		4.10
12/31/2011 *	10.00	0.36	(0.29)	0.07	—	—	10.07	0.70	445,716	57		1.00		1.00		3.64

See accompanying Notes to Financial Statements.

		Increase (Decrease) from Investment Operations(a)			Distributions from				Supplemental Data			Ratios(b)
Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized & Unrealized Gains (Losses)	Total from Investment Operations	Net Investment Income		Net Realized Gains on Investment Transactions	Net Asset Value, End of Period	Total Return(c)	Net Assets, End of Period (in thousands)	Portfolio Turnover(d)	Net Expenses to Average Net Assets	Total Expenses to Average Net Assets	Net Investment Income (Loss) to Average Net Assets
JNL/PPM America High Yield Bond Fund
Class A
06/30/2012	$6.51	$0.24	$0.23	$0.47	$—		$—	$6.98	7.22%	$1,487,914	33%	0.74%	0.74%	7.17%
12/31/2011	6.67	0.50	(0.19)	0.31	(0.47)		—	6.51	4.67	1,261,007	46	0.75	0.75	7.21
12/31/2010	6.15	0.52	0.44	0.96	(0.44)		—	6.67	15.63	900,088	66	0.76	0.76	7.81
12/31/2009	4.46	0.50	1.56	2.06	(0.37)		—	6.15	46.30	566,513	50	0.78	0.78	8.87
12/31/2008	7.43	0.59	(2.93)	(2.34)	(0.63)		—	4.46	(30.75)	188,010	78	0.79	0.79	8.82
12/31/2007	8.22	0.66	(0.75)	(0.09)	(0.70)		—	7.43	(1.10)	303,282	95	0.78	0.78	7.92
Class B
06/30/2012	7.23	0.28	0.25	0.53	—		—	7.76	7.33	10,362	33	0.54	0.54	7.37
12/31/2011	7.35	0.56	(0.20)	0.36	(0.48)		—	7.23	4.96	8,751	46	0.55	0.55	7.41
12/31/2010	6.74	0.58	0.48	1.06	(0.45)		—	7.35	15.76	7,612	66	0.56	0.56	8.03
12/31/2009	4.86	0.55	1.71	2.26	(0.38)		—	6.74	46.58	5,989	50	0.58	0.58	9.22
12/31/2008	8.02	0.65	(3.17)	(2.52)	(0.64)		—	4.86	(30.65)	3,280	78	0.59	0.59	9.09
12/31/2007	8.81	0.72	(0.79)	(0.07)	(0.72)		—	8.02	(0.79)	3,999	95	0.58	0.58	8.12
JNL/PPM America Mid Cap Value Fund
Class A
06/30/2012	9.78	0.04	0.47	0.51	—		—	10.29	5.21	160,682	38	1.06	1.06	0.84
12/31/2011	10.69	0.05	(0.84)	(0.79)	(0.01)		(0.11)	9.78	(7.41)	117,872	68	1.06	1.06	0.48
12/31/2010	8.25	0.03	2.41	2.44	(0.00	)(f)	—	10.69	29.58	86,297	73	1.06	1.06	0.29
12/31/2009	5.62	0.05	2.61	2.66	(0.03)		—	8.25	47.38	20,020	89	1.06	1.06	0.77
12/31/2008 *	10.00	0.07	(4.37)	(4.30)	(0.08)		—	5.62	(43.00)	5,011	154	1.06	1.06	1.05
Class B
06/30/2012	9.80	0.05	0.48	0.53	—		—	10.33	5.41	150	38	0.86	0.86	1.01
12/31/2011	10.70	0.07	(0.84)	(0.77)	(0.02)		(0.11)	9.80	(7.23)	150	68	0.86	0.86	0.69
12/31/2010	8.25	0.04	2.41	2.45	(0.00	)(f)	—	10.70	29.70	122	73	0.86	0.86	0.43
12/31/2009	5.61	0.06	2.62	2.68	(0.04)		—	8.25	47.82	92	89	0.86	0.86	0.99
12/31/2008 *	10.00	0.08	(4.38)	(4.30)	(0.09)		—	5.61	(42.94)	58	154	0.86	0.86	1.28
JNL/PPM America Small Cap Value Fund
Class A
06/30/2012	8.41	0.03	0.51	0.54	—		—	8.95	6.42	85,907	44	1.05	1.05	0.65
12/31/2011	10.13	0.03	(0.90)	(0.87)	(0.02)		(0.83)	8.41	(8.02)	68,493	75	1.06	1.06	0.26
12/31/2010	8.37	0.03	2.28	2.31	(0.01)		(0.54)	10.13	27.71	61,362	67	1.06	1.06	0.32
12/31/2009	6.27	0.04	2.09	2.13	(0.03)		—	8.37	33.97	15,861	114	1.06	1.06	0.60
12/31/2008 *	10.00	0.06	(3.75)	(3.69)	(0.04)		—	6.27	(36.85)	8,356	66	1.06	1.06	1.02
Class B
06/30/2012	8.43	0.04	0.51	0.55	—		—	8.98	6.52	6,786	44	0.85	0.85	0.85
12/31/2011	10.15	0.05	(0.90)	(0.85)	(0.04)		(0.83)	8.43	(7.84)	6,119	75	0.86	0.86	0.46
12/31/2010	8.38	0.04	2.29	2.33	(0.02)		(0.54)	10.15	27.91	6,170	67	0.86	0.86	0.46
12/31/2009	6.27	0.05	2.10	2.15	(0.04)		—	8.38	34.30	3,850	114	0.86	0.86	0.68
12/31/2008 *	10.00	0.07	(3.75)	(3.68)	(0.05)		—	6.27	(36.75)	87	66	0.86	0.86	1.15

See accompanying Notes to Financial Statements.

		Increase (Decrease) from Investment Operations(a)			Distributions from				Supplemental Data			Ratios(b)
Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized & Unrealized Gains (Losses)	Total from Investment Operations	Net Investment Income		Net Realized Gains on Investment Transactions	Net Asset Value, End of Period	Total Return(c)	Net Assets, End of Period (in thousands)	Portfolio Turnover(d)	Net Expenses to Average Net Assets	Total Expenses to Average Net Assets	Net Investment Income (Loss) to Average Net Assets
JNL/PPM America Value Equity Fund
Class A
06/30/2012	$11.36	$0.10	$0.93	$1.03	$—		$—	$12.39	9.07%	$127,804	17%	0.86%	0.86%	1.57%
12/31/2011	12.15	0.17	(0.82)	(0.65)	(0.14)		—	11.36	(5.26)	102,336	50	0.86	0.86	1.39
12/31/2010	10.46	0.14	1.68	1.82	(0.13)		—	12.15	17.46	113,586	36	0.86	0.86	1.29
12/31/2009	7.57	0.14	3.23	3.37	(0.48)		—	10.46	44.58	93,660	63	0.86	0.86	1.65
12/31/2008	19.15	0.35	(9.54)	(9.19)	(0.39)		(2.00)	7.57	(47.21)	87,770	96	0.86	0.86	2.28
12/31/2007	20.44	0.33	(1.48)	(1.15)	(0.14)		—	19.15	(5.63)	219,654	86	0.86	0.86	1.55
Class B
06/30/2012	11.40	0.11	0.94	1.05	—		—	12.45	9.21	338	17	0.66	0.66	1.76
12/31/2011	12.19	0.18	(0.80)	(0.62)	(0.17)		—	11.40	(5.06)	264	50	0.66	0.66	1.47
12/31/2010	10.50	0.15	1.69	1.84	(0.15)		—	12.19	17.55	372	36	0.66	0.66	1.37
12/31/2009	7.62	0.16	3.24	3.40	(0.52)		—	10.50	44.72	675	63	0.66	0.66	1.61
12/31/2008	19.30	0.37	(9.61)	(9.24)	(0.44)		(2.00)	7.62	(47.07)	76	96	0.66	0.66	2.53
12/31/2007	20.60	0.37	(1.48)	(1.11)	(0.19)		—	19.30	(5.36)	132	86	0.66	0.66	1.75
JNL/Red Rocks Listed Private Equity Fund
Class A
06/30/2012	7.25	0.11	0.69	0.80	—		—	8.05	11.03	611,191	17	1.17	1.17	2.83
12/31/2011	10.07	0.19	(1.96)	(1.77)	(0.85)		(0.20)	7.25	(17.97)	602,339	65	1.17	1.17	1.88
12/31/2010	8.03	0.07	2.04	2.11	(0.02)		(0.05)	10.07	26.32	643,051	24	1.18	1.18	0.76
12/31/2009	5.91	0.07	2.31	2.38	(0.25)		(0.01)	8.03	40.33	223,873	34	1.20	1.20	0.92
12/31/2008 *	10.00	0.04	(4.10)	(4.06)	(0.03	)(w)	—	5.91	(40.56)	15,265	6	1.22	1.22	2.55
Class B
06/30/2012	7.28	0.12	0.69	0.81	—		—	8.09	11.13	390	17	0.97	0.97	2.98
12/31/2011	10.10	0.22	(1.98)	(1.76)	(0.86)		(0.20)	7.28	(17.83)	402	65	0.97	0.97	2.23
12/31/2010	8.04	0.07	2.06	2.13	(0.02)		(0.05)	10.10	26.53	234	24	0.98	0.98	0.85
12/31/2009	5.91	0.09	2.31	2.40	(0.26)		(0.01)	8.04	40.62	156	34	1.00	1.00	1.36
12/31/2008 *	10.00	0.03	(4.08)	(4.05)	(0.04	)(w)	—	5.91	(40.54)	66	6	1.02	1.02	1.82
JNL/S&P Managed Conservative Fund(e)
Class A
06/30/2012	10.96	(0.01)	0.49	0.48	—		—	11.44	4.38	1,533,075	3	0.15	0.15	(0.15)
12/31/2011	11.00	0.17	0.17	0.34	(0.23)		(0.15)	10.96	3.12	1,298,317	35	0.16	0.16	1.48
12/31/2010	10.34	0.18	0.72	0.90	(0.24)		—	11.00	8.70	979,568	9	0.17	0.17	1.67
12/31/2009	9.35	0.26	1.00	1.26	(0.17)		(0.10)	10.34	13.53	623,958	11	0.18	0.18	2.66
12/31/2008	11.47	0.32	(1.90)	(1.58)	(0.39)		(0.15)	9.35	(13.75)	407,426	30	0.19	0.19	2.95
12/31/2007	11.29	0.34	0.37	0.71	(0.27)		(0.26)	11.47	6.30	264,755	54	0.18	0.18	2.92
JNL/S&P Managed Moderate Fund(e)
Class A
06/30/2012	11.18	(0.01)	0.59	0.58	—		—	11.76	5.19	2,549,065	0	0.14	0.14	(0.14)
12/31/2011	11.39	0.14	(0.04)	0.10	(0.21)		(0.10)	11.18	0.84	2,129,486	28	0.15	0.15	1.24
12/31/2010	10.41	0.15	1.02	1.17	(0.19)		—	11.39	11.30	1,665,098	5	0.15	0.15	1.41
12/31/2009	8.97	0.25	1.43	1.68	(0.12)		(0.12)	10.41	18.63	1,021,335	6	0.17	0.17	2.57
12/31/2008	12.21	0.26	(2.85)	(2.59)	(0.41)		(0.24)	8.97	(21.24)	557,615	28	0.18	0.18	2.36
12/31/2007	11.90	0.28	0.64	0.92	(0.29)		(0.32)	12.21	7.74	521,470	30	0.19	0.19	2.26
JNL/S&P Managed Moderate Growth Fund(e)
Class A
06/30/2012	11.27	(0.01)	0.69	0.68	—		—	11.95	6.03	4,168,083	1	0.14	0.14	(0.14)
12/31/2011	11.80	0.14	(0.29)	(0.15)	(0.18)		(0.20)	11.27	(1.27)	3,519,718	23	0.14	0.14	1.19
12/31/2010	10.54	0.13	1.26	1.39	(0.13)		—	11.80	13.18	2,861,191	6	0.15	0.15	1.16
12/31/2009	8.79	0.21	1.86	2.07	(0.07)		(0.25)	10.54	23.46	1,774,984	13	0.16	0.16	2.14
12/31/2008	13.20	0.17	(3.80)	(3.63)	(0.27)		(0.51)	8.79	(27.50)	997,961	28	0.16	0.16	1.45
12/31/2007	13.08	0.19	0.92	1.11	(0.28)		(0.71)	13.20	8.65	1,403,279	34	0.16	0.16	1.34

See accompanying Notes to Financial Statements.

		Increase (Decrease) from Investment Operations(a)			Distributions from					Supplemental Data			Ratios(b)
Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized & Unrealized Gains (Losses)	Total from Investment Operations	Net Investment Income		Net Realized Gains on Investment Transactions		Net Asset Value, End of Period	Total Return(c)	Net Assets, End of Period (in thousands)	Portfolio Turnover(d)	Net Expenses to Average Net Assets	Total Expenses to Average Net Assets	Net Investment Income (Loss) to Average Net Assets
JNL/S&P Managed Growth Fund(e)
Class A
06/30/2012	$10.70	$(0.01)	$0.70	$0.69	$—		$—		$11.39	6.45%	$2,847,131	2%	0.14%	0.14%	(0.14)%
12/31/2011	11.18	0.11	(0.46)	(0.35)	(0.08)		(0.05)		10.70	(3.14)	2,482,133	19	0.14	0.14	0.98
12/31/2010	9.71	0.08	1.49	1.57	(0.10)		—		11.18	16.12	2,140,816	7	0.15	0.15	0.75
12/31/2009	7.94	0.14	2.09	2.23	(0.16)		(0.30)		9.71	28.06	1,479,759	8	0.16	0.16	1.55
12/31/2008	13.84	0.10	(5.00)	(4.90)	(0.07)		(0.93)		7.94	(35.36)	808,800	32	0.16	0.16	0.80
12/31/2007	13.62	0.12	1.05	1.17	(0.24)		(0.71)		13.84	8.70	1,388,072	34	0.15	0.15	0.86
JNL/S&P Managed Aggressive Growth Fund(e)
Class A
06/30/2012	11.51	(0.01)	0.75	0.74	—		—		12.25	6.43	966,001	3	0.16	0.16	(0.16)
12/31/2011	12.17	0.10	(0.68)	(0.58)	(0.08)		—		11.51	(4.79)	843,436	20	0.16	0.16	0.84
12/31/2010	10.46	0.08	1.71	1.79	(0.08)		—		12.17	17.09	788,664	11	0.17	0.17	0.76
12/31/2009	8.39	0.10	2.51	2.61	(0.21)		(0.33)		10.46	31.05	582,868	19	0.19	0.19	1.07
12/31/2008	14.89	0.06	(5.90)	(5.84)	(0.05)		(0.61)		8.39	(39.16)	414,718	42	0.18	0.18	0.50
12/31/2007	13.91	0.08	1.19	1.27	(0.24)		(0.05)		14.89	9.17	702,285	46	0.17	0.17	0.56
JNL/S&P Competitive Advantage Fund
Class A
06/30/2012	10.95	0.05	1.10	1.15	—		—		12.10	10.50	714,952	2	0.69	0.69	0.86
12/31/2011	10.70	0.13	0.99	1.12	(0.09)		(0.78)		10.95	10.53	534,406	67	0.70	0.70	1.17
12/31/2010	9.95	0.14	1.11	1.25	(0.08)		(0.42)		10.70	12.63	296,032	77	0.71	0.71	1.35
12/31/2009	6.90	0.11	2.94	3.05	(0.00	)(f)	—		9.95	44.22	254,695	101	0.72	0.72	1.28
12/31/2008	9.92	0.16	(3.08)	(2.92)	(0.10)		—		6.90	(29.40)	90,399	97	0.71	0.71	1.81
12/31/2007 *	10.00	0.01	(0.08)	(0.07)	(0.01)		—		9.92	(0.74)	15,294	0	0.70	0.70	1.46
Class B
06/30/2012	10.95	0.06	1.11	1.17	—		—		12.12	10.68	125	2	0.49	0.49	1.09
12/31/2011	10.70	0.15	0.98	1.13	(0.10)		(0.78)		10.95	10.65	102	67	0.50	0.50	1.38
12/31/2010	9.94	0.16	1.12	1.28	(0.10)		(0.42)		10.70	12.87	59	77	0.51	0.51	1.55
12/31/2009	6.87	0.14	2.93	3.07	(0.00	)(f)	—		9.94	44.70	50	101	0.52	0.52	1.57
12/31/2008	9.92	0.15	(3.08)	(2.93)	(0.12)		—		6.87	(29.59)	14	97	0.51	0.51	1.61
12/31/2007 *	10.00	0.01	(0.08)	(0.07)	(0.01)		—		9.92	(0.67)	99	0	0.47	0.47	1.93
JNL/S&P Dividend Income & Growth Fund
Class A
06/30/2012	10.70	0.17	0.75	0.92	—		—		11.62	8.60	1,119,589	6	0.68	0.68	3.09
12/31/2011	9.76	0.32	0.89	1.21	(0.13)		(0.14)		10.70	12.42	920,551	62	0.69	0.69	3.10
12/31/2010	8.69	0.31	1.26	1.57	(0.11)		(0.39)		9.76	18.24	440,926	38	0.70	0.70	3.33
12/31/2009	7.04	0.23	1.42	1.65	(0.00	)(f)	—		8.69	23.47	239,392	84	0.72	0.72	3.24
12/31/2008	9.77	0.35	(2.89)	(2.54)	(0.19)		(0.00	)(f)	7.04	(25.93)	101,329	64	0.71	0.71	4.47
12/31/2007 *	10.00	0.02	(0.24)	(0.22)	(0.01)		—		9.77	(2.24)	7,203	0	0.70	0.70	2.03
Class B
06/30/2012	10.76	0.19	0.75	0.94	—		—		11.70	8.74	407	6	0.48	0.48	3.29
12/31/2011	9.80	0.35	0.89	1.24	(0.14)		(0.14)		10.76	12.66	341	62	0.49	0.49	3.34
12/31/2010	8.70	0.33	1.28	1.61	(0.12)		(0.39)		9.80	18.65	166	38	0.50	0.50	3.57
12/31/2009	7.03	0.25	1.42	1.67	(0.00	)(f)	—		8.70	23.79	158	84	0.52	0.52	3.40
12/31/2008	9.75	0.36	(2.88)	(2.52)	(0.20)		(0.00	)(f)	7.03	(25.79)	120	64	0.51	0.51	4.41
12/31/2007 *	10.00	0.03	(0.26)	(0.23)	(0.02)		—		9.75	(2.28)	98	0	0.47	0.47	3.29

See accompanying Notes to Financial Statements.

		Increase (Decrease) from Investment Operations(a)			Distributions from					Supplemental Data			Ratios(b)
Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized & Unrealized Gains (Losses)	Total from Investment Operations	Net Investment Income		Net Realized Gains on Investment Transactions		Net Asset Value, End of Period	Total Return(c)	Net Assets, End of Period (in thousands)	Portfolio Turnover(d)	Net Expenses to Average Net Assets	Total Expenses to Average Net Assets	Net Investment Income (Loss) to Average Net Assets
JNL/S&P Intrinsic Value Fund
Class A
06/30/2012	$9.90	$0.09	$0.35	$0.44	$—		$—		$10.34	4.44%	$640,657	5%	0.69%	0.69%	1.70%
12/31/2011	9.97	0.16	0.50	0.66	(0.08)		(0.65)		9.90	6.52	568,684	104	0.70	0.70	1.51
12/31/2010	9.75	0.15	1.24	1.39	(0.08)		(1.09)		9.97	14.39	319,617	103	0.71	0.71	1.52
12/31/2009	6.21	0.11	3.43	3.54	(0.00	)(f)	—		9.75	57.04	246,578	151	0.72	0.72	1.40
12/31/2008	9.91	0.15	(3.70)	(3.55)	(0.09)		(0.06)		6.21	(35.84)	96,643	98	0.71	0.71	1.88
12/31/2007 *	10.00	0.02	(0.10)	(0.08)	(0.01)		—		9.91	(0.81)	18,261	0	0.70	0.70	2.06
Class B
06/30/2012	10.00	0.10	0.35	0.45	—		—		10.45	4.50	153	5	0.49	0.49	1.90
12/31/2011	10.05	0.17	0.52	0.69	(0.09)		(0.65)		10.00	6.77	196	104	0.50	0.50	1.62
12/31/2010	9.80	0.17	1.26	1.43	(0.09)		(1.09)		10.05	14.74	100	103	0.51	0.51	1.68
12/31/2009	6.21	0.12	3.47	3.59	(0.00	)(f)	—		9.80	57.84	108	151	0.52	0.52	1.45
12/31/2008	9.91	0.14	(3.68)	(3.54)	(0.10)		(0.06)		6.21	(35.73)	35	98	0.51	0.51	1.55
12/31/2007 *	10.00	0.02	(0.09)	(0.07)	(0.02)		—		9.91	(0.71)	99	0	0.48	0.48	2.37
JNL/S&P Total Yield Fund
Class A
06/30/2012	8.66	0.08	0.77	0.85	—		—		9.51	9.82	453,690	3	0.70	0.70	1.72
12/31/2011	9.74	0.14	(0.66)	(0.52)	(0.10)		(0.46)		8.66	(5.40)	368,696	76	0.70	0.70	1.47
12/31/2010	9.10	0.16	0.75	0.91	(0.07)		(0.20)		9.74	10.08	281,137	88	0.71	0.71	1.71
12/31/2009	6.37	0.10	2.63	2.73	(0.00	)(f)	—		9.10	42.88	212,981	126	0.72	0.72	1.28
12/31/2008	10.07	0.20	(3.79)	(3.59)	(0.11)		(0.00	)(f)	6.37	(35.67)	103,601	115	0.71	0.71	2.38
12/31/2007 *	10.00	0.01	0.06	0.07	(0.00	)(f)	—		10.07	0.74	9,806	0	0.70	0.70	1.26
Class B
06/30/2012	8.68	0.09	0.78	0.87	—		—		9.55	10.02	129	3	0.50	0.50	1.92
12/31/2011	9.76	0.16	(0.67)	(0.51)	(0.11)		(0.46)		8.68	(5.27)	126	76	0.50	0.50	1.66
12/31/2010	9.11	0.18	0.75	0.93	(0.08)		(0.20)		9.76	10.30	65	88	0.51	0.51	1.90
12/31/2009	6.37	0.11	2.63	2.74	(0.00	)(f)	—		9.11	43.04	55	126	0.52	0.52	1.50
12/31/2008	10.07	0.20	(3.78)	(3.58)	(0.12)		(0.00	)(f)	6.37	(35.58)	88	115	0.51	0.51	2.35
12/31/2007 *	10.00	0.01	0.07	0.08	(0.01)		—		10.07	0.81	101	0	0.48	0.48	1.64
JNL/S&P 4 Fund(e)
Class A
06/30/2012	10.92	(0.00)	0.91	0.91	—		—		11.83	8.33	1,152,336	4	0.05	0.05	(0.05)
12/31/2011	10.86	0.11	0.53	0.64	(0.53)		(0.05)		10.92	5.87	1,009,149	13	0.05	0.05	0.97
12/31/2010	9.55	0.09	1.23	1.32	—		(0.01)		10.86	13.79	843,945	10	0.05	0.05	0.90
12/31/2009	6.79	(0.00)	2.84	2.84	(0.08)		(0.00	)(f)	9.55	41.85	627,405	12	0.06	0.06	(0.03)
12/31/2008	9.93	0.21	(3.35)	(3.14)	(0.00	)(f)	—		6.79	(31.62)	265,183	15	0.06	0.06	2.54
12/31/2007 *	10.00	0.02	(0.09)	(0.07)	—		—		9.93	(0.70)	22,194	0	0.05	0.05	2.85
JNL/T. Rowe Price Established Growth Fund
Class A
06/30/2012	20.97	(0.02)	2.79	2.77	—		—		23.74	13.21	2,306,704	17	0.87	0.87	(0.16)
12/31/2011	21.22	(0.02)	(0.23)	(0.25)	—		—		20.97	(1.18)	1,802,773	28	0.87	0.87	(0.11)
12/31/2010	18.18	(0.02)	3.07	3.05	(0.01)		—		21.22	16.76	1,475,748	35	0.88	0.88	(0.10)
12/31/2009	12.70	0.02	5.50	5.52	(0.04)		—		18.18	43.49	916,445	62	0.91	0.91	0.12
12/31/2008	22.49	0.06	(9.69)	(9.63)	(0.02)		(0.14)		12.70	(42.85)	581,447	54	0.90	0.90	0.30
12/31/2007	21.84	0.09	2.16	2.25	(0.08)		(1.52)		22.49	10.12	1,043,708	56	0.88	0.88	0.40
Class B
06/30/2012	21.26	0.00	2.83	2.83	—		—		24.09	13.31	41,814	17	0.67	0.67	0.04
12/31/2011	21.47	0.02	(0.23)	(0.21)	—		—		21.26	(0.98)	35,832	28	0.67	0.67	0.08
12/31/2010	18.37	0.02	3.11	3.13	(0.03)		—		21.47	17.02	35,881	35	0.68	0.68	0.09
12/31/2009	12.83	0.05	5.57	5.62	(0.08)		—		18.37	43.79	30,411	62	0.71	0.71	0.33
12/31/2008	22.69	0.09	(9.79)	(9.70)	(0.02)		(0.14)		12.83	(42.75)	19,925	54	0.70	0.70	0.50
12/31/2007	22.02	0.15	2.09	2.24	(0.12)		(1.45)		22.69	10.31	34,482	56	0.68	0.68	0.62

See accompanying Notes to Financial Statements.

		Increase (Decrease) from Investment Operations(a)			Distributions from					Supplemental Data				Ratios(b)
Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized & Unrealized Gains (Losses)	Total from Investment Operations	Net Investment Income		Net Realized Gains on Investment Transactions		Net Asset Value, End of Period	Total Return(c)	Net Assets, End of Period (in thousands)	Portfolio Turnover(d)		Net Expenses to Average Net Assets	Total Expenses to Average Net Assets	Net Investment Income (Loss) to Average Net Assets
JNL/T. Rowe Price Mid-Cap Growth Fund
Class A
06/30/2012	$26.86	$(0.06)	$2.07	$2.01	$—		$—		$28.87	7.48%	$1,579,225	17%		1.01%	1.01%	(0.42)%
12/31/2011	29.78	(0.14)	(0.32)	(0.46)	(0.00	)(f)	(2.46)		26.86	(1.46)	1,437,209	38		1.01	1.01	(0.47)
12/31/2010	23.79	0.00	6.62	6.62	(0.04)		(0.59)		29.78	27.86	1,366,836	27		1.01	1.01	0.01
12/31/2009	16.20	(0.05)	7.65	7.60	—		(0.01	)(x)	23.79	46.93	820,894	32		1.02	1.02	(0.26)
12/31/2008	30.37	(0.04)	(12.33)	(12.37)	—		(1.80)		16.20	(40.68)	425,184	37		1.02	1.02	(0.14)
12/31/2007	29.05	(0.01)	4.97	4.96	(0.00	)(f)	(3.64)		30.37	17.26	697,484	45		1.02	1.02	(0.04)
Class B
06/30/2012	27.44	(0.03)	2.11	2.08	—		—		29.52	7.58	42,679	17		0.81	0.81	(0.22)
12/31/2011	30.31	(0.08)	(0.32)	(0.40)	(0.01)		(2.46)		27.44	(1.25)	38,236	38		0.81	0.81	(0.27)
12/31/2010	24.19	0.05	6.74	6.79	(0.08)		(0.59)		30.31	28.10	38,125	27		0.81	0.81	0.17
12/31/2009	16.44	(0.01)	7.77	7.76	—		(0.01	)(x)	24.19	47.22	28,372	32		0.82	0.82	(0.05)
12/31/2008	30.71	0.01	(12.48)	(12.47)	—		(1.80)		16.44	(40.56)	17,811	37		0.82	0.82	0.05
12/31/2007	29.28	0.06	5.01	5.07	(0.00	)(f)	(3.64)		30.71	17.50	29,638	45		0.82	0.82	0.18
JNL/T. Rowe Price Short-Term Bond Fund
Class A
06/30/2012	9.91	0.07	0.07	0.14	—		—		10.05	1.41	1,391,564	18		0.71	0.71	1.32
12/31/2011	9.88	0.15	(0.01)	0.14	(0.11)		—		9.91	1.38	1,220,682	50		0.72	0.72	1.54
12/31/2010	9.71	0.18	0.10	0.28	(0.11)		—		9.88	2.94	872,892	54		0.72	0.72	1.83
12/31/2009	9.36	0.25	0.47	0.72	(0.28)		(0.09)		9.71	7.64	484,832	102		0.74	0.74	2.56
12/31/2008	10.49	0.40	(1.04)	(0.64)	(0.45)		(0.04)		9.36	(5.97)	295,409	134		0.74	0.74	3.86
12/31/2007	10.31	0.49	0.01	0.50	(0.32)		—		10.49	4.82	311,237	73	(y)	0.75	0.75	4.62
Class B
06/30/2012	9.99	0.08	0.07	0.15	—		—		10.14	1.50	259	18		0.51	0.51	1.52
12/31/2011	9.95	0.17	(0.01)	0.16	(0.12)		—		9.99	1.58	284	50		0.52	0.52	1.67
12/31/2010	9.76	0.20	0.11	0.31	(0.12)		—		9.95	3.22	88	54		0.52	0.52	2.03
12/31/2009	9.41	0.26	0.47	0.73	(0.29)		(0.09)		9.76	7.74	211	102		0.54	0.54	2.57
12/31/2008	10.53	0.42	(1.03)	(0.61)	(0.47)		(0.04)		9.41	(5.66)	50	134		0.54	0.54	4.05
12/31/2007	10.33	0.50	0.01	0.51	(0.31)		—		10.53	4.95	118	73	(y)	0.55	0.55	4.74
JNL/T. Rowe Price Value Fund
Class A
06/30/2012	10.47	0.09	0.69	0.78	—		—		11.25	7.45	1,519,416	25		0.92	0.93	1.63
12/31/2011	10.84	0.17	(0.39)	(0.22)	(0.15)		—		10.47	(2.07)	1,305,413	51		0.93	0.93	1.53
12/31/2010	9.44	0.19	1.31	1.50	(0.10)		—		10.84	15.89	1,136,182	27		0.94	0.94	1.97
12/31/2009	6.98	0.15	2.44	2.59	(0.13)		—		9.44	37.09	727,672	21		0.96	0.96	1.89
12/31/2008	14.65	0.20	(6.20)	(6.00)	(0.24)		(1.43)		6.98	(40.47)	412,536	29		0.96	0.96	1.65
12/31/2007	15.62	0.26	(0.14)	0.12	(0.20)		(0.89)		14.65	0.85	707,468	33		0.95	0.95	1.59
Class B
06/30/2012	10.75	0.10	0.71	0.81	—		—		11.56	7.53	805	25		0.72	0.73	1.83
12/31/2011	11.11	0.19	(0.39)	(0.20)	(0.16)		—		10.75	(1.80)	731	51		0.73	0.73	1.75
12/31/2010	9.67	0.22	1.33	1.55	(0.11)		—		11.11	16.04	594	27		0.74	0.74	2.19
12/31/2009	7.14	0.17	2.50	2.67	(0.14)		—		9.67	37.46	549	21		0.76	0.76	2.16
12/31/2008	14.95	0.23	(6.34)	(6.11)	(0.27)		(1.43)		7.14	(40.39)	385	29		0.76	0.76	1.85
12/31/2007	15.83	0.29	(0.14)	0.15	(0.14)		(0.89)		14.95	1.03	641	33		0.75	0.75	1.73

See accompanying Notes to Financial Statements.

		Increase (Decrease) from Investment Operations(a)			Distributions from					Supplemental Data				Ratios(b)
Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized & Unrealized Gains (Losses)	Total from Investment Operations	Net Investment Income		Net Realized Gains on Investment Transactions		Net Asset Value, End of Period	Total Return(c)	Net Assets, End of Period (in thousands)	Portfolio Turnover(d)		Net Expenses to Average Net Assets	Total Expenses to Average Net Assets	Net Investment Income (Loss) to Average Net Assets
JNL/UBS Large Cap Select Growth Fund
Class A
06/30/2012	$21.28	$(0.00)	$0.87	$0.87	$—		$—		$22.15	4.09%	$457,976	112%		0.97%	0.97%	(0.04)%
12/31/2011	21.19	0.03	0.13	0.16	(0.07)		—		21.28	0.75	450,150	40		0.96	0.96	0.13
12/31/2010	18.85	0.04	2.35	2.39	(0.05)		—		21.19	12.67	894,742	34		0.95	0.95	0.21
12/31/2009	13.99	0.09	4.79	4.88	(0.02)		—		18.85	34.91	554,978	55		0.98	0.98	0.57
12/31/2008	23.68	0.06	(9.75)	(9.69)	(0.00	)(f)	—		13.99	(40.92)	195,824	47		0.99	0.99	0.29
12/31/2007	21.58	(0.00)	2.10	2.10	—		—		23.68	9.73	226,712	190		1.00	1.00	(0.01)
Class B
06/30/2012	21.69	0.02	0.89	0.91	—		—		22.60	4.20	243	112		0.77	0.77	0.16
12/31/2011	21.43	0.07	0.33	0.40	(0.14)		—		21.69	1.84	252	40		0.76	0.76	0.32
12/31/2010	19.03	0.08	2.39	2.47	(0.07)		—		21.43	12.96	227	34		0.75	0.75	0.40
12/31/2009	14.11	0.12	4.84	4.96	(0.04)		—		19.03	35.16	310	55		0.78	0.78	0.73
12/31/2008	23.88	0.09	(9.84)	(9.75)	(0.02)		—		14.11	(40.81)	157	47		0.79	0.79	0.47
12/31/2007	21.72	0.04	2.12	2.16	—		—		23.88	9.94	210	190		0.80	0.80	0.19
JNL/WMC Balanced Fund
Class A
06/30/2012	16.81	0.16	0.77	0.93	—		—		17.74	5.53	2,132,953	63	(z)	0.74	0.74	1.81
12/31/2011	16.45	0.30	0.24	0.54	(0.18)		—		16.81	3.27	1,792,691	52	(z)	0.74	0.74	1.81
12/31/2010	15.01	0.28	1.34	1.62	(0.18)		—		16.45	10.83	1,290,162	46	(z)	0.76	0.76	1.84
12/31/2009	12.81	0.34	2.19	2.53	(0.33)		—		15.01	19.78	736,864	54	(z)	0.78	0.78	2.53
12/31/2008	17.56	0.48	(4.18)	(3.70)	(0.39)		(0.66)		12.81	(20.79)	455,105	60	(z)	0.78	0.78	2.98
12/31/2007	17.35	0.48	0.81	1.29	(0.37)		(0.71)		17.56	7.49	526,511	41	(z)	0.78	0.78	2.62
Class B
06/30/2012	17.16	0.18	0.78	0.96	—		—		18.12	5.59	1,141	63	(z)	0.54	0.54	2.00
12/31/2011	16.77	0.34	0.25	0.59	(0.20)		—		17.16	3.50	1,230	52	(z)	0.54	0.54	2.00
12/31/2010	15.29	0.32	1.35	1.67	(0.19)		—		16.77	10.99	1,041	46	(z)	0.56	0.56	2.04
12/31/2009	13.03	0.38	2.24	2.62	(0.36)		—		15.29	20.08	855	54	(z)	0.58	0.58	2.74
12/31/2008	17.84	0.52	(4.25)	(3.73)	(0.42)		(0.66)		13.03	(20.62)	662	60	(z)	0.58	0.58	3.21
12/31/2007	17.39	0.52	0.81	1.33	(0.17)		(0.71)		17.84	7.73	665	41	(z)	0.58	0.58	2.83
JNL/WMC Money Market Fund
Class A
06/30/2012	1.00	0.00	0.00	0.00	—		—		1.00	0.00	1,137,447	n/a		0.25	0.57	0.00	(aa)
12/31/2011	1.00	0.00	0.00	0.00	(0.00	)(f)	(0.00	)(f)	1.00	0.00	1,054,701	n/a		0.23	0.57	0.00	(aa)
12/31/2010	1.00	0.00	0.00	0.00	(0.00	)(f)	—		1.00	0.00	706,007	n/a		0.27	0.57	0.00	(aa)
12/31/2009	1.00	0.00	0.00	0.00	(0.00	)(f)	—		1.00	0.15 (ab)	1,140,511	n/a		0.47	0.57	0.16	(aa)
12/31/2008	1.00	0.02	0.00	0.02	(0.02)		—		1.00	2.20 (ac)	1,340,054	n/a		0.57	0.57	2.08
12/31/2007	1.00	0.05	0.00	0.05	(0.05)		—		1.00	4.76	651,204	n/a		0.58	0.58	4.63
Class B
06/30/2012	1.00	0.00	0.00	0.00	—		—		1.00	0.00	9,005	n/a		0.25	0.37	0.00	(aa)
12/31/2011	1.00	0.00	0.00	0.00	(0.00	)(f)	(0.00	)(f)	1.00	0.00	8,547	n/a		0.23	0.37	0.00	(aa)
12/31/2010	1.00	0.00	0.00	0.00	(0.00	)(f)	—		1.00	0.00	7,245	n/a		0.27	0.37	0.00	(aa)
12/31/2009	1.00	0.00	0.00	0.00	(0.00	)(f)	—		1.00	0.21 (ab)	7,270	n/a		0.37	0.37	0.24	(aa)
12/31/2008	1.00	0.02	0.00	0.02	(0.02)		—		1.00	2.40 (ac)	7,220	n/a		0.37	0.37	2.32
12/31/2007	1.00	0.05	0.00	0.05	(0.05)		—		1.00	4.97	4,617	n/a		0.38	0.38	4.84

See accompanying Notes to Financial Statements.

		Increase (Decrease) from Investment Operations(a)			Distributions from			Supplemental Data			Ratios(b)
Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized & Unrealized Gains (Losses)	Total from Investment Operations	Net Investment Income	Net Realized Gains on Investment Transactions	Net Asset Value, End of Period	Total Return(c)	Net Assets, End of Period (in thousands)	Portfolio Turnover(d)	Net Expenses to Average Net Assets	Total Expenses to Average Net Assets	Net Investment Income (Loss) to Average Net Assets
JNL/WMC Value Fund
Class A
06/30/2012	$16.83	$0.19	$1.17	$1.36	$—	$—	$18.19	8.08%	$1,409,831	9%	0.78%	0.78%	2.06%
12/31/2011	17.37	0.29	(0.66)	(0.37)	(0.17)	—	16.83	(2.06)	1,220,027	19	0.79	0.79	1.66
12/31/2010	15.41	0.21	1.90	2.11	(0.15)	—	17.37	13.70	1,138,293	25	0.80	0.80	1.34
12/31/2009	12.60	0.22	2.80	3.02	(0.21)	—	15.41	23.98	762,013	42	0.82	0.82	1.64
12/31/2008	19.33	0.32	(6.76)	(6.44)	(0.01)	(0.28)	12.60	(33.35)	484,751	54	0.83	0.83	1.97
12/31/2007	19.42	0.29	1.22	1.51	(0.26)	(1.34)	19.33	7.90	538,410	41	0.83	0.83	1.39
Class B
06/30/2012	17.12	0.21	1.19	1.40	—	—	18.52	8.18	19,192	9	0.58	0.58	2.26
12/31/2011	17.66	0.33	(0.68)	(0.35)	(0.19)	—	17.12	(1.87)	17,156	19	0.59	0.59	1.86
12/31/2010	15.65	0.25	1.93	2.18	(0.17)	—	17.66	13.92	17,032	25	0.60	0.60	1.53
12/31/2009	12.79	0.25	2.84	3.09	(0.23)	—	15.65	24.18	14,220	42	0.62	0.62	1.87
12/31/2008	19.57	0.36	(6.85)	(6.49)	(0.01)	(0.28)	12.79	(33.19)	10,950	54	0.63	0.63	2.13
12/31/2007	19.66	0.33	1.25	1.58	(0.33)	(1.34)	19.57	8.13	15,294	41	0.63	0.63	1.59

*

Commencement of operations was as follows: JNL/American Funds Blue Chip Income and Growth Fund — May 3, 2010; JNL/American Funds Global Bond Fund — May 3, 2010; JNL/American Funds Global Small Capitalization Fund — May 3, 2010; JNL/American Funds Growth-Income Fund - May 3, 2010; JNL/American Funds International Fund — May 3, 2010; JNL/American Funds New World Fund — May 3, 2010; JNL Institutional Alt 20 Fund - April 6, 2009; JNL Institutional Alt 35 Fund - April 6, 2009; JNL Institutional Alt 50 Fund - April 6, 2009; JNL Institutional Alt 65 Fund - April 6, 2009; JNL/American Funds Balanced Allocation Fund - April 30, 2012; JNL/American Funds Growth Allocation Fund - April 30, 2012; JNL Disciplined Moderate Fund — January 16, 2007; JNL Disciplined Moderate Growth Fund — January 16, 2007; JNL Disciplined Growth Fund — January 16, 2007; JNL/AQR Managed Futures Strategy Fund - August 29, 2011; JNL/BlackRock Commodity Securities Fund — January 16, 2007; JNL/BlackRock Global Allocation Fund — October 11, 2010; JNL/Brookfield Global Infrastructure Fund - December 12, 2011; JNL/Eastspring Investments Asia ex-Japan Fund — December 3, 2007; JNL/Eastspring Investments China-India Fund — December 3, 2007; JNL/Franklin Templeton Founding Strategy Fund — January 16, 2007; JNL/Franklin Templeton Global Growth Fund — January 16, 2007; JNL/Franklin Templeton Global Multisector Bond Fund - December 12, 2011; JNL/Franklin Templeton International Small Cap Growth Fund — December 3, 2007; JNL/Franklin Templeton Mutual Shares Fund — January 16, 2007; JNL/Goldman Sachs Emerging Markets Debt Fund — October 6, 2008; JNL/Goldman Sachs U.S. Equity Flex Fund — January 16, 2007; JNL/Ivy Asset Strategy Fund — September 28, 2009; JNL/M&G Global Basics Fund — October 6, 2008; JNL/M&G Global Leaders Fund — October 6, 2008; JNL/Mellon Capital Management 10 x 10 Fund — April 30, 2007; JNL/Mellon Capital Management Index 5 Fund — April 30, 2007; JNL/Mellon Capital Management Emerging Markets Index Fund - August 29, 2011; JNL/Mellon Capital Management European 30 Fund — October 6, 2008; JNL/Mellon Capital Management Pacific Rim 30 Fund — October 6, 2008; JNL/Mellon Capital Management Global Alpha Fund — September 28, 2009; JNL/Mellon Capital Management Dow Jones U.S. Contrarian Opportunities Index Fund - April 30, 2012; JNL/Morgan Stanley Mid Cap Growth Fund - April 30, 2012; JNL/Neuberger Berman Strategic Income Fund - April 30, 2012; JNL/PIMCO Real Return Fund — January 16, 2007; JNL/PPM America Floating Rate Income Fund - January 1, 2011; JNL/PPM America Mid Cap Value Fund — March 31, 2008; JNL/PPM America Small Cap Value Fund — March 31, 2008; JNL/Red Rocks Listed Private Equity Fund — October 6, 2008; JNL/S&P Competitive Advantage Fund — December 3, 2007; JNL/S&P Dividend Income & Growth Fund — December 3, 2007; JNL/S&P Intrinsic Value Fund — December 3, 2007; JNL/S&P Total Yield Fund - December 3, 2007; JNL/S&P 4 Fund — December 3, 2007.

(a)	Calculated using the average shares method.
(b)	Annualized for periods less than one year.
(c)

Total return assumes reinvestment of all distributions for the period. Total return is not annualized for periods less than one year and does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.

(d)

Portfolio turnover is not annualized for periods of less than one year and excludes dollar roll transactions. Portfolio turnover rate is based on the Feeder Funds’ or fund of funds’ purchases or sales of the Master Fund or underlying funds, respectively.

(e)	Ratios of net investment income and expenses to average net assets do not include the impact of each Master Fund’s and underlying funds’ expenses.
(f)	Amount represents less than $0.005.
(g)

For the year ended December 31, 2011 and the period ended June 30, 2012, Consolidated Financial Statements. Prior to August 27, 2011, the JNL/BlackRock Global Allocation Fund had a Master-Feeder structure and invested substantially all its assets in a Master Fund. At the close of business on August 26, 2011, the Fund liquidated all of its interest in the Master Fund and received its pro rata share of cash, securities and receivables from the Master Fund. As a result of this liquidation, the Fund transitioned to a Sub-Advised Fund. For periods that the Fund had a Master-Feeder structure, the ratios of net investment income and expenses to average net assets do not include the impact of the Master Fund’s expenses.

(h)	Portfolio turnover for the JNL/BlackRock Global Allocation Fund excludes the liquidation transactions related to the transition from a Master-Feeder structure to a Sub-Advised Fund.
(i)	Portfolio turnover including dollar roll transactions for JNL/Capital Guardian Global Balanced Fund was 52%, 53% and 36% in 2010, 2011 and 2012, respectively.
(j)

Total return for the JNL/Capital Guardian Global Diversified Research Fund includes class action settlement proceeds. The return for Class A and Class B shares without the class action settlement proceeds was 36.07% and 36.40%, respectively.

(k)	Portfolio turnover including dollar roll transactions for JNL/Franklin Templeton Income Fund was 34% for 2007. The Fund had no dollar roll transactions for periods ending after 2007.
(l)

Includes dividend expense and borrowing fees on securities sold short for JNL/Franklin Templeton Mutual Shares Fund of 0.01%, 0.01% and 0.05% for Class A and B shares in 2007, 2008 and 2009, respectively.

(m)

Portfolio turnover including dollar roll transactions for JNL/Goldman Sachs Core Plus Bond Fund was 332%, 484%, 1,137%, 1,302%, 592% in 2007, 2009, 2010, 2011 and 2012, respectively. The Fund had no dollar roll transactions in 2008.

(n)

Distribution amount for the JNL/Goldman Sachs Mid Cap Value Fund includes a return of capital distibution for Class A and Class B shares of $0.03 and $0.03 per share, respectively, for the year ended December 31, 2011.

(o)

Includes dividend expense and borrowing fees on securities sold short for JNL/Goldman Sachs U.S. Equity Flex Fund of 1.06%, 0.40%, 0.37%, 0.72%, 0.88% and 0.39% for Class A and B shares in 2007, 2008, 2009, 2010, 2011 and 2012, respectively.

(p)

Total return for the JNL/Invesco International Growth Fund includes class action settlement proceeds. The return for Class A and Class B shares without the class action settlement proceeds was 36.63% and 39.63%, respectively.

(q)	Portfolio turnover including dollar roll transactions for JNL/JPMorgan U.S. Government & Quality Bond Fund was 217% in 2007. The Fund had no dollar roll transactions for the periods ending after 2007.
(r)	Portfolio turnover including dollar roll transactions for JNL/Mellon Capital Management Bond Index Fund was 52%, 52%, 90%, 83%, 106% and 47% in 2007, 2008, 2009, 2010, 2011 and 2012, respectively.

See accompanying Notes to Financial Statements.

(s)

Includes interest expense on forward sales commitments, reverse repurchase agreements and treasury dollar rolls for JNL/PIMCO Real Return Fund of 0.02% and 0.03% for Class A and Class B shares in 2011 and 2012, respectively.

(t)	Portfolio turnover including dollar roll transactions for JNL/PIMCO Real Return Fund was 1,340% in 2007. The Fund had no dollar roll transactions for periods ending after 2007.
(u)	Includes borrowing fees for reverse repurchase agreements for JNL/PIMCO Total Return Bond Fund of less than 0.00% for Class A and Class B shares in 2011 and 2012.
(v)	Portfolio turnover including dollar roll transactions for JNL/PIMCO Total Return Bond Fund was 402% in 2007. The Fund had no dollar roll transactions for periods ending after 2007.
(w)	Distribution amount for JNL/Red Rocks Listed Private Equity Fund includes a return of capital distribution which was less than $0.005 per share.
(x)

Distribution amount for the JNL/T. Rowe Price Mid-Cap Growth Fund includes a return of capital distribution for Class A and Class B shares of $0.01 and $0.01 per share, respectively, for the year ended December 31, 2009.

(y)	Portfolio turnover including dollar roll transactions for JNL/T. Rowe Price Short-Term Bond Fund was 78% for 2007. The Fund had no dollar roll transactions for periods ending after 2007.
(z)	Portfolio turnover including dollar roll transactions for JNL/WMC Balanced Fund was 76%, 76%, 81%, 90%, 139% and 145% in 2007, 2008, 2009, 2010, 2011 and 2012, respectively.
(aa)

The ratios for net income (loss) to average net assets without expense waivers for JNL/WMC Money Market Fund for 2009, 2010, 2011 and 2012 was 0.06%, (0.30)%, (0.34)% and (0.32)%, respectively, for Class A, and 0.24%, (0.10)%, (0.14)% and (0.12)%, respectively, for Class B shares.

(ab)

Total return for the JNL/WMC Money Market Fund includes class action settlement proceeds. The return for Class A and Class B shares without the class action settlement proceeds was 0.14% and 0.20%, respectively.

(ac)

For the year ended December 31, 2008, the Adviser voluntarily contributed capital to the JNL/WMC Money Market Fund. The return for Class A and Class B shares without the contribution was 2.00% and 2.18%, respectively.

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Notes to Financial Statements

June 30, 2012

NOTE 1.  ORGANIZATION

The JNL Series Trust (“Trust”) is an open-end management investment company organized under the laws of the Commonwealth of Massachusetts, by a Declaration of Trust, dated June 1, 1994.  The Trust is registered with the U.S. Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended, (“1940 Act”), and its shares are registered under the Securities Act of 1933, as amended, (“1933 Act”).  The Trust currently offers shares in eighty-nine (89) separate funds (each a “Fund”, and collectively, “Funds”), each with its own investment objective.

Jackson National Asset Management, LLC (“JNAM” or “Adviser”) is a wholly-owned subsidiary of Jackson National Life Insurance Company® (“Jackson”) and an indirect wholly owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom.  Prudential plc is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  JNAM serves as investment adviser to each of the Funds.  Shares of each Fund are sold to life insurance company separate accounts and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies.  Shares may also be sold directly to qualified and non-qualified retirement plans and to other affiliated funds.  The Funds and each Fund’s Adviser/Sub-Adviser are:

Adviser/Sub-Adviser:	Fund: (Sub-Sub-Advisers are in parenthesis)
AQR Capital Management, LLC	JNL/AQR Managed Futures Strategy Fund
BlackRock Investment Management, LLC	JNL/BlackRock Commodity Securities Fund and JNL/BlackRock Global Allocation Fund
Brookfield Investment Management, Inc.	JNL/Brookfield Global Infrastructure Fund
Capital Guardian Trust Company	JNL/Capital Guardian Global Balanced Fund and JNL/Capital Guardian Global Diversified Research Fund
Capital Research and Management Company (Investment Adviser to each Master Fund)

JNL/American Funds Blue Chip Income and Growth Fund, JNL/American Funds Global Bond Fund, JNL/American Funds Global Small Capitalization Fund, JNL/American Funds Growth-Income Fund, JNL/American Funds International Fund, JNL/American Funds New World Fund. The funds are collectively known as “JNL American Funds”. The JNL American Funds each utilize a Master Feeder structure.

Dimensional Funds Advisors LP	JNL/DFA U.S. Core Equity Fund
Eagle Asset Management, Inc.	JNL/Eagle SmallCap Equity Fund
Eastspring Investments (Singapore) Limited*	JNL/Eastspring Investments Asia ex-Japan Fund and JNL/Eastspring Investments China-India Fund
Templeton Global Advisors Limited	JNL/Franklin Templeton Global Growth Fund
Franklin Advisers, Inc.	JNL/Franklin Templeton Income Fund and JNL/Franklin Templeton Global Multisector Bond Fund
Franklin Mutual Advisers, LLC	JNL/Franklin Templeton Mutual Shares Fund
Franklin Advisory Services, LLC	JNL/Franklin Templeton Small Cap Value Fund
Franklin Templeton Institutional, LLC	JNL/Franklin Templeton International Small Cap Growth Fund
Goldman Sachs Asset Management, L.P. Goldman Sachs Asset Management International (Sub-Sub-Adviser)

JNL/Goldman Sachs Core Plus Bond Fund (Goldman Sachs Asset Management International), JNL/Goldman Sachs Emerging Markets Debt Fund, JNL/Goldman Sachs Mid Cap Value Fund, JNL/Goldman Sachs U.S. Equity Flex Fund

Invesco Advisers, Inc. Invesco Asset Management Ltd. (Sub-Sub-Adviser)	JNL/Invesco Global Real Estate Fund (Invesco Asset Management Ltd.), JNL/Invesco International Growth Fund, JNL/Invesco Large Cap Growth Fund, JNL/Invesco Small Cap Growth Fund
Ivy Investment Management Company	JNL/Ivy Asset Strategy Fund
JNAM

JNL Institutional Alt 20 Fund, JNL Institutional Alt 35 Fund, JNL Institutional Alt 50 Fund and JNL Institutional Alt 65 Fund, the funds are collectively known as “JNL Institutional Alt Funds”; JNL/American Funds Balanced Allocation Fund and JNL/American Funds Growth Allocation Fund; JNL Disciplined Moderate Fund, JNL Disciplined Moderate Growth Fund and JNL Disciplined Growth Fund, the funds are collectively known as “JNL Disciplined Funds”; JNL/Franklin Templeton Founding Strategy Fund, JNL/Mellon Capital Management 10 x 10 Fund, JNL/Mellon Capital Management Index 5 Fund and JNL/S&P 4 Fund. Each utilizes a fund of funds structure which invests in other affiliated underlying funds.

J.P. Morgan Investment Management Inc.	JNL/JPMorgan International Value Fund, JNL/JPMorgan MidCap Growth Fund, JNL/JPMorgan U.S. Government & Quality Bond Fund
Lazard Asset Management, LLC	JNL/Lazard Emerging Markets Fund and JNL/Lazard Mid Cap Equity Fund
M&G Investment Management Limited*	JNL/M&G Global Basics Fund and JNL/M&G Global Leaders Fund

JNL Series Trust (Unaudited)

Notes to Financial Statements

June 30, 2012

Adviser/Sub-Adviser:	Fund: (Sub-Sub-Advisers are in parenthesis)
Mellon Capital Management Corporation

JNL/Mellon Capital Management Emerging Markets Index Fund, JNL/Mellon Capital Management European 30 Fund, JNL/Mellon Capital Management Pacific Rim 30 Fund, JNL/Mellon Capital Management S&P 500 Index Fund, JNL/Mellon Capital Management S&P 400 MidCap Index Fund, JNL/Mellon Capital Management Small Cap Index Fund, JNL/Mellon Capital Management International Index Fund, JNL/Mellon Capital Management Bond Index Fund, JNL/Mellon Capital Management Global Alpha Fund, JNL/Mellon Capital Management Dow Jones U.S. Contrarian Opportunities Index Fund

Morgan Stanley Investment Management Inc.	JNL/Morgan Stanley Mid Cap Growth Fund
Neuberger Berman Fixed Income LLC	JNL/Neuberger Berman Strategic Income Fund
OppenheimerFunds, Inc.	JNL/Oppenheimer Global Growth Fund
Pacific Investment Management Company LLC	JNL/PIMCO Real Return Fund and JNL/PIMCO Total Return Bond Fund
PPM America, Inc.*	JNL/PPM America Floating Rate Income Fund, JNL/PPM America High Yield Bond Fund, JNL/PPM America Mid Cap Value Fund, JNL/PPM America Small Cap Value Fund, JNL/PPM America Value Equity Fund
Red Rocks Capital LLC	JNL/Red Rocks Listed Private Equity Fund
Standard & Poor’s Investment Advisory Services LLC	JNL/S&P Competitive Advantage Fund, JNL/S&P Dividend Income & Growth Fund, JNL/S&P Intrinsic Value Fund, JNL/S&P Total Yield Fund (all Co-Sub-Advised by Mellon Capital Management Corporation)
Standard & Poor’s Investment Advisory Services LLC

JNL/S&P Managed Conservative Fund, JNL/S&P Managed Moderate Fund, JNL/S&P Managed Moderate Growth Fund, JNL/S&P Managed Growth Fund, JNL/S&P Managed Aggressive Growth Fund. The funds are collectively known as “JNL/S&P Funds” and each utilizes a fund of funds structure which invests in other affiliated underlying funds.

T. Rowe Price Associates, Inc.

JNL/T. Rowe Price Established Growth Fund, JNL/T. Rowe Price Mid-Cap Growth Fund (Co-Sub-Advised by Mellon Capital Management Corporation), JNL/T. Rowe Price Short-Term Bond Fund, JNL/T. Rowe Price Value Fund

UBS Global Asset Management (Americas) Inc.	JNL/UBS Large Cap Select Growth Fund
Wellington Management Company, LLP	JNL/WMC Balanced Fund, JNL/WMC Money Market Fund, JNL/WMC Value Fund

*    M&G Investment Management Limited, PPM America, Inc., and Eastspring Investments (Singapore) Limited are affiliates of JNAM.

JNL Institutional Alt 65 Fund is closed to all new investors.

The Trust consists of all diversified Funds for purposes of the 1940 Act, with the exception of the following non-diversified Funds:  JNL Institutional Alt Funds, JNL/American Funds Balanced Allocation Fund, JNL/American Funds Growth Allocation Fund, JNL Disciplined Funds, JNL/AQR Managed Futures Strategy Fund, JNL/BlackRock Commodity Securities Fund, JNL/BlackRock Global Allocation Fund, JNL/Brookfield Global Infrastructure Fund, JNL/Eastspring Investments Asia ex-Japan Fund, JNL/Eastspring Investments China-India Fund, JNL/Franklin Templeton Global Multisector Bond Fund, JNL/Goldman Sachs Emerging Markets Debt Fund, JNL/Lazard Mid Cap Equity Fund, JNL/Mellon Capital Management European 30 Fund, JNL/Mellon Capital Management Pacific Rim 30 Fund, JNL/Mellon Capital Management Global Alpha Fund, JNL/M&G Global Basics Fund, JNL/M&G Global Leaders Fund, JNL/PIMCO Real Return Fund, JNL/PPM America Floating Rate Income Fund, JNL/Red Rocks Listed Private Equity Fund, JNL/S&P Funds, JNL/S&P Competitive Advantage Fund, JNL/S&P Dividend Income & Growth Fund, JNL/S&P Intrinsic Value Fund, JNL/S&P Total Yield Fund and JNL/S&P 4 Fund.

Each Fund, except the JNL Institutional Alt Funds, JNL/American Funds Balanced Allocation Fund, JNL/American Funds Growth Allocation Fund, JNL Disciplined Funds, JNL/Franklin Templeton Founding Strategy Fund, JNL/Mellon Capital Management 10 x 10 Fund, JNL/Mellon Capital Management Index 5 Fund, JNL/PPM America Floating Rate Income Fund, JNL/S&P Funds and JNL/S&P 4 Fund, offers Class A and Class B shares.  The two classes differ principally in applicable 12b-1 fees.  Shareholders bear the common expenses of each Fund and earn income and realized gains/losses from each Fund pro rata based on the average daily net assets of each class, without discrimination between share classes.  Each share class also has different voting rights on matters affecting a single class.  No class has preferential dividend rights. Trust level expenses are allocated to the Funds based on the average daily net assets of each Fund.

Each of the JNL American Funds operate as a “Feeder Fund” and seeks to achieve its investment objective by investing primarily all its investable assets in a separate mutual fund (“Master Fund”).  Each JNL American Fund’s Master Fund is a series of American Funds Insurance Series® (“American Funds”), a registered open-end management investment company, that has the same investment objective as each corresponding Feeder Fund.  Each Master Fund directly acquires securities and the Feeder Fund, by investing in the Master Fund, acquires an indirect interest in those securities.  The Master Funds’ accounting policies are outlined in each Master Fund’s shareholder report.  As of June 30, 2012 the JNL American Funds owned the following percentage of its corresponding Master Fund:  JNL/American Funds Blue Chip Income and Growth Fund - 12.16%, JNL/American Funds Global Bond Fund - 16.82%, JNL/American Funds Global Small Capitalization Fund - 4.96%, JNL/American Funds Growth-Income Fund - 2.82%, JNL/American Funds International Fund - 3.16% and JNL/American Funds New World Fund - 15.75%.  This report should be read in conjunction with the Master Funds’ shareholder reports, which accompany this report.

JNL Series Trust (Unaudited)

Notes to Financial Statements

June 30, 2012

Effective February 14, 2012, JNL/PAM Asia ex-Japan Fund and JNL/PAM China-India Fund names were changed to JNL/Eastspring Investments Asia ex-Japan Fund and JNL/Eastspring Investments China-India Fund, respectively.

Effective April 30, 2012, the Sub-Adviser for JNL/Eagle Core Equity Fund was changed from Eagle Asset Management, Inc. to Dimensional Fund Advisors LP.  The name of the Fund was changed to JNL/DFA U.S. Core Equity Fund.  The Sub-Adviser for JNL/Capital Guardian U.S. Growth Equity Fund was changed from Capital Guardian Trust Company to UBS Global Asset Management (Americas) Inc.  The name of the Fund was changed to JNL/UBS Large Cap Select Growth Fund.

Effective April 30, 2012, AMP Capital Brookfield (U.S.) LLC was terminated as Sub-Sub-Adviser for JNL/Brookfield Global Infrastructure Fund.

NOTE 2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”):

Security Valuation — Under the Trust’s valuation policy and procedures, the Trust’s Board of Trustees (“Board” or “Trustees”) has delegated the daily operational oversight of the securities valuation function to JNAM Pricing Committee (“Pricing Committee”), which consists of certain officers of the Trust and JNAM management.  The Pricing Committee is responsible for determining fair valuations for any security for which market quotations are not readily available.  For those securities fair valued under procedures adopted by the Board, the Pricing Committee reviews and affirms the reasonableness of the fair valuation determinations after considering all relevant information that is reasonably available.  The Pricing Committee’s fair valuation determinations are subject to review by the Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

The net asset value (“NAV”) of each Fund shall be determined as of the close of trading (generally, 4:00 PM Eastern Time) on each day the New York Stock Exchange (“NYSE”) is open for trading.  Stocks traded on an exchange are generally valued at the official closing price of the exchange where the security is principally traded.  If there is no official closing price for the security, the security may be valued at the last quoted sale price on the exchange where the security is principally traded or final bid price in the absence of a sale.  Stocks not listed on a national or foreign stock exchange may be valued at the closing bid price on the over the counter (“OTC”) market.  Investments in mutual funds are valued at the NAV per share determined as of the close of the NYSE on each valuation date.  Each Feeder Fund’s investment in its corresponding Master Fund is valued at the NAV per share of the applicable Master Fund determined as of the close of the NYSE on each valuation date.  Valuation of the investments by the Master Funds is discussed in the Master Funds’ shareholder reports, which accompany this report.  The securities lending collateral funds, which provide daily liquidity, are valued at the daily reported NAV of the funds, as a practical expedient, as of the close of the NYSE on each valuation date.  All securities in the JNL/WMC Money Market Fund, as permitted by compliance with applicable provisions under Rule 2a-7 under the 1940 Act, and other short-term securities maturing within sixty (60) days are valued at amortized cost, unless it is determined that such practice does not approximate market value.  Debt securities are generally valued by independent pricing services approved by the Board.  If pricing services are unable to provide valuations, debt securities are valued at the most recent bid quotation or evaluated price, as applicable, obtained from the Funds’ Adviser, a broker/dealer or widely used quotation system.  Term loans are generally valued at the composite bid prices provided by approved pricing services.  Commodity-linked structured notes and credit linked notes are valued by pricing models using observable inputs or at the most recent bid quotation obtained from a broker/dealer.  Futures contracts traded on a liquid exchange are valued at the settlement price.  If the settlement price is not available, exchange traded futures are valued at the last sales price as of the close of business on the local exchange.  Options traded on a liquid exchange are valued at the last traded price as of the close of business on the local exchange. If the last trade is determined to not be representative of fair value, exchange traded options are valued at the last bid.  Forward foreign currency contracts are generally valued at the foreign currency exchange rate as of the close of the NYSE.  Centrally cleared swap agreements are valued by the exchange via pricing models using observable inputs.  OTC derivatives, such as options and swap agreements, are generally valued by approved pricing services.  If the pricing services are unable to provide valuations, OTC derivatives are valued at the most recent bid quotation or evaluated price, as applicable, obtained from a broker/dealer or by pricing models using observable inputs.  Pricing services utilized to value debt and derivatives securities may use various pricing techniques which take into account appropriate factors such as: yield; credit quality; coupon rate; maturity; type of issue; trading characteristics; call features; credit ratings; broker quotes; and other relevant data.

Market quotations may not be readily available for certain investments or it may be determined that a quotation for an investment does not represent market value.  In such instances, the investment is valued as determined in good faith using procedures adopted by the Board.  Situations that may require an investment to be fair valued may include instances where a security is thinly traded, halted or restricted as to resale.  In addition, investments may be fair valued based on the occurrence of a significant event.  Significant events may be specific to a particular issuer, such as mergers, restructurings or defaults.  Alternatively, significant events may affect an entire market, such as natural disasters, government actions, and significant changes in value of U.S. securities markets.  Securities are fair valued based on observable and unobservable inputs, including the Adviser’s or Pricing Committee’s own assumptions in determining fair value of an investment.  Under the procedures adopted by the Board, the Adviser may rely on pricing services or other sources, including the Funds’ Sub-Advisers, to assist in determining the fair value of an investment.  Factors considered to determine fair value may include the correlation with price movement of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer and trading or other market data.  The Board has retained an independent statistical fair value pricing service to assist in the fair valuation process for securities traded in foreign markets in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which the NAVs are determined.

JNL Series Trust (Unaudited)

Notes to Financial Statements

June 30, 2012

If an investment is valued at a fair value for purposes of calculating a Fund’s NAV, the value may be different from the last quoted price for the investment depending on the source and method used to determine the value.  Although there can be no assurance, in general, the fair value of the investment is the amount the owner of such investment might reasonably expect to receive upon its current sale.

Recent Accounting Pronouncements - In April 2011, Financial Accounting Standards Board (“FASB”) released Accounting Standards Update (“ASU”) 2011-03 “Reconsideration of Effective Control for Repurchase Agreements”.  ASU 2011-03 is intended to improve financial reporting of repurchase agreements and other agreements that both entitle and obligate a transferor to repurchase or redeem the financial assets before their maturity.  ASU 2011-03 eliminates the collateral maintenance provision that an entity may use to determine whether a transfer of securities in a repurchase agreement is accounted for as a sale or a secured borrowing.  ASU 2011-03 may cause certain dollar roll transactions that are currently accounted for as purchase and sale to be characterized as a secured borrowing transaction.  ASU 2011-03 is effective for the Funds in the current reporting period, and disclosures required under ASU 2011-03 are included in this report.  For the period ending June 30, 2012, certain Funds had material transactions characterized as secured borrowing transactions.

In May 2011, FASB released ASU 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards”.  ASU 2011-04 further clarifies fair value measurement principles and requires additional disclosures.  Entities need to disclose the amounts and reasons for any transfers between Level 1 and Level 2 securities; quantitative information relating to significant observable inputs, a narrative description of the valuation process, and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs for Level 3 fair valuations.  ASU 2011-04 is effective for the Funds in the current reporting period and the disclosures required under ASU 2011-04 are included in these Notes to Financial Statements.

In December 2011, FASB released ASU 2011-11 “Disclosures about Offsetting Assets and Liabilities”.  ASU 2011-11 requires an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position.  ASU 2011-11 will enhance disclosures by requiring improved information about financial instruments and derivative instruments that meet the criteria for offsetting amounts in the balance sheet or are subject to a master netting arrangement.  The information will enable users of an entity’s financial statements to evaluate the effect or potential effect of netting arrangements on an entity’s financial positions, including the effect or potential effect of rights of setoff associated with certain financial instruments and derivative instruments.  ASU 2011-11 is effective for the annual periods beginning on or after January 1, 2013 and the interim periods within those annual periods.  Management is currently evaluating the impact ASU 2011-11 will have on the Funds’ financial statements.

Distributions to Shareholders — The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.  The JNL/WMC Money Market Fund declares dividends from net investment income daily and pays dividends monthly.  For all other Funds, dividends from net investment income are generally declared and paid annually, but may be paid more frequently to avoid excise tax.  Distributions of net realized capital gains, if any, will be distributed at least annually, to the extent they exceed available capital loss carry forwards.

Foreign Taxes - The Funds may be subject to foreign taxes on income, gains on investments or foreign currency purchases and repatriation, a portion of which may be recoverable.  The Funds will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest.

Foreign Currency Translations - The accounting records of each Fund are maintained in U.S. dollars.  Each business day, the market values of foreign securities, currency holdings and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars based on current exchange rates.  Purchases and sales of investment securities, income receipts and expense payments are translated into U.S. dollars based on the respective exchange rates prevailing on the dates of such transactions.  The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of foreign securities.  Such fluctuations are included in net realized and unrealized gain or loss on investments.

Net realized gains and losses on foreign currency related items are considered ordinary income for tax purposes and arise from sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions; the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar amounts actually received or paid; and the realized gains or losses resulting from portfolio and transaction hedges.  Net unrealized gain or loss on foreign currency related items include gains and losses from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in currency exchange rates.

Guarantees and Indemnifications — In the normal course of business, the Trust may enter into contracts that contain a variety of representations which provide general indemnifications for certain liabilities.  Each Fund’s maximum exposure under these arrangements is unknown. However, since their commencement of operations, the Funds have not had claims or losses pursuant to these contracts and expect the risk of loss to be remote.

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds.  In addition, certain of the Trust’s contracts with service providers contain general indemnification clauses.  The Funds’ maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Funds cannot be determined and the Funds have no historical basis for predicting the likelihood of any such claims.

JNL Series Trust (Unaudited)

Notes to Financial Statements

June 30, 2012

Security Transactions and Investment Income - Security transactions are recorded on the trade date for financial reporting purposes.  Dividend income, net of applicable withholding taxes, is recorded on the ex-dividend date.  Corporate actions involving foreign securities, including dividends, are recorded when the information becomes available.  Interest income, including level-yield amortization of discounts and premiums, is accrued daily.  A Fund may place a debt obligation on non-accrual status and reduce related interest income by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful.  A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.  Realized gains and losses are determined on the specific identification basis.

Use of Estimates - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates.

Expenses - Expenses are recorded on an accrual basis.  Expenses of the Trust that are directly attributable to a specific Fund are charged to that Fund.  Expenses attributable to a specific class of shares are charged to that class.  Other Trust level expenses are allocated to the Funds based on the average daily net assets of each Fund.

Expenses in Master Funds and Fund of Funds - Because each Feeder Fund invests substantially all of its assets in a Master Fund, the Feeder Fund shareholders bear the fees and expenses of each respective Master Fund in which the Feeder Fund invests.  Such expenses are not included in the Statements of Operations, but are incurred indirectly because they are considered in the calculation of the net asset value of the respective Master Fund.  As a result, the Feeder Fund’s actual expenses may be higher than those of other mutual funds that invest directly in securities.  A similar situation exists for a fund of funds as it relates to the expenses associated with the investments in underlying funds.

Basis of Consolidation — The accompanying financial statements for JNL/BlackRock Global Allocation Fund have been consolidated to include the account of JNL/BlackRock Global Allocation Fund, Ltd. (the “Subsidiary”), a wholly owned Cayman Islands domiciled subsidiary of the Fund, which primarily invests in commodity-related instruments.  The Subsidiary allows the Fund to hold commodity-related instruments and meet regulated investment company (“RIC”) tax requirements.  The Fund may invest up to 25% of its total assets in the Subsidiary.  Intercompany accounts and transactions have been eliminated.  The Subsidiary has the same investment manager as the Fund and is subject to the same investment policies and restrictions as the Fund.

Statement of Cash Flows — GAAP requires entities providing financial statements that report both a financial position and results of operations to also provide a statement of cash flows for each period for which results of operations are provided, but exempts investment companies meeting certain conditions.  One of the conditions is that the enterprise had little or no debt, based on the average debt outstanding during the period, in relation to average total assets.  Funds with certain degrees of borrowing activity, typically through the use of securities sold short, transactions characterized as secured borrowing transactions or reverse repurchase agreements, have been determined to be at a level requiring a Statement of Cash Flows.  Statements of Cash Flows have been prepared using the indirect method which requires net assets to be adjusted to reconcile to net cash flows from operating activities.

NOTE 3.  FASB ACCOUNTING STANDARDS CODIFICATION (“ASC”) TOPIC 820, “FAIR VALUE MEASUREMENTS AND DISCLOSURE”

FASB ASC Topic 820 establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements.  Various inputs are used in determining the value of a Fund’s investments under FASB ASC Topic 820 guidance.  The inputs are summarized into three broad categories:

Level 1 includes valuations based on quoted prices of identical securities in active markets, including valuations for securities listed on a national or foreign stock exchange or investments in mutual funds and securities lending collateral, which are valued as a practical expedient at its daily reported NAV.

Level 2 includes valuations for which all significant inputs are observable, either directly or indirectly.  Direct observable inputs include broker quotes, closing prices of similar securities in active markets, closing prices for identical or similar securities in non-active markets or corporate action or reorganization entitlement values.  Indirect significant observable inputs include factors such as interest rates, yield curves, prepayment speeds or credit ratings.  Level 2 includes valuations for fixed income securities, including term loans, securities priced by pricing services, OTC derivatives, centrally cleared swap agreements, broker quotes in active markets, securities subject to corporate actions, securities valued at amortized cost, international equity securities priced by an independent statistical fair value pricing service, swap agreements valued by pricing services, ADRs and GDRs for which quoted prices in active markets are not available.

Level 3 includes valuations based on inputs that are unobservable and significant to the fair value measurement including the Adviser’s own assumptions in determining the fair value of the investment.  Inputs used to determine the fair value of Level 3 securities include security specific inputs such as: credit quality, credit rating spreads, issuer news, trading characteristics, call features, anticipated cash flows or maturity; or industry specific inputs such as: trading activity of similar markets or securities, changes in the security’s underlying index or changes in comparable securities’ models.  Level 3 valuations include securities that are priced based on single source broker quotes, where prices may be unavailable due to halted trading, restricted to resale due to market events, private placements, newly issued or investments for which reliable quotes are otherwise not available.

JNL Series Trust (Unaudited)

Notes to Financial Statements

June 30, 2012

To assess the continuing appropriateness of security valuation, the Adviser regularly compares prior day prices with current day prices, transaction prices and alternative vendor prices.  When the comparison results exceed pre-defined thresholds, the Adviser challenges the prices exceeding tolerance levels with the pricing service or broker.  To substantiate Level 3 unobservable inputs, the Adviser uses a variety of techniques as appropriate to substantiate these valuation approaches including a regular review of key inputs and assumptions, transaction back-testing or disposition analysis and review of related market activity.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes each Fund’s investments in securities and other financial instruments as of June 30, 2012 by valuation level:

	Assets - Securities
	Level 1	Level 2	Level 3	Total
JNL/American Funds Blue Chip Income and Growth Fund
Investment Companies	$563,442	$—	$—	$563,442
Fund Total	$563,442	$—	$—	$563,442

JNL/American Funds Global Bond Fund
Investment Companies	$399,337	$—	$—	$399,337
Fund Total	$399,337	$—	$—	$399,337

JNL/American Funds Global Small Capitalization Fund
Investment Companies	$166,509	$—	$—	$166,509
Fund Total	$166,509	$—	$—	$166,509

JNL/American Funds Growth-Income Fund
Investment Companies	$659,942	$—	$—	$659,942
Fund Total	$659,942	$—	$—	$659,942

JNL/American Funds International Fund
Investment Companies	$272,590	$—	$—	$272,590
Fund Total	$272,590	$—	$—	$272,590

JNL/American Funds New World Fund
Investment Companies	$352,421	$—	$—	$352,421
Fund Total	$352,421	$—	$—	$352,421

JNL Institutional Alt 20 Fund
Investment Companies	$1,153,297	$—	$—	$1,153,297
Fund Total	$1,153,297	$—	$—	$1,153,297

JNL Institutional Alt 35 Fund
Investment Companies	$1,690,972	$—	$—	$1,690,972
Fund Total	$1,690,972	$—	$—	$1,690,972

JNL Institutional Alt 50 Fund
Investment Companies	$2,283,747	$—	$—	$2,283,747
Fund Total	$2,283,747	$—	$—	$2,283,747

JNL Institutional Alt 65 Fund
Investment Companies	$945,805	$—	$—	$945,805
Fund Total	$945,805	$—	$—	$945,805

JNL/American Funds Balanced Allocation Fund
Investment Companies	$26,039	$—	$—	$26,039
Fund Total	$26,039	$—	$—	$26,039

JNL/American Funds Growth Allocation Fund
Investment Companies	$15,157	$—	$—	$15,157
Fund Total	$15,157	$—	$—	$15,157

JNL Disciplined Moderate Fund
Investment Companies	$592,071	$—	$—	$592,071
Fund Total	$592,071	$—	$—	$592,071

JNL Disciplined Moderate Growth Fund
Investment Companies	$652,731	$—	$—	$652,731
Fund Total	$652,731	$—	$—	$652,731

JNL Disciplined Growth Fund
Investment Companies	$249,168	$—	$—	$249,168
Fund Total	$249,168	$—	$—	$249,168

JNL Series Trust (Unaudited)

Notes to Financial Statements

June 30, 2012

	Assets - Securities
	Level 1	Level 2	Level 3	Total
JNL/AQR Managed Futures Strategy Fund
Short Term Investments	$430,220	$—	$—	$430,220
Fund Total	$430,220	$—	$—	$430,220

JNL/BlackRock Commodity Securities Fund
Common Stocks	$812,529	$21,345	$—	$833,874
Commodity Indexed Structured Notes	—	91,039	—	91,039
Short Term Investments	82,270	197,390	—	279,660
Fund Total	$894,799	$309,774	$—	$1,204,573

JNL/BlackRock Global Allocation Fund
Common Stocks	$408,687	$184,716	$1,211	$594,614
Preferred Stocks	10,023	2,996	—	13,019
Trust Preferreds	2,031	325	—	2,356
Warrants	16	23	—	39
Purchased Options	1,820	1,607	—	3,427
Investment Companies	21,462	—	—	21,462
Non-U.S. Government Agency Asset-Backed Securities	—	513	—	513
Corporate Bonds and Notes	—	53,626	2,610	56,236
Government and Agency Obligations	—	164,641	—	164,641
Short Term Investments	49,523	202,032	—	251,555
Fund Total	$493,562	$610,479	$3,821	$1,107,862

JNL/Brookfield Global Infrastructure Fund
Common Stocks	$140,420	$50,170	$—	$190,590
Warrants	313	—	—	313
Short Term Investments	30,549	—	—	30,549
Fund Total	$171,282	$50,170	$—	$221,452

JNL/Capital Guardian Global Balanced Fund
Common Stocks	$133,548	$114,288	$—	$247,836
Preferred Stocks	1,017	873	—	1,890
Rights	21	—	—	21
Corporate Bonds and Notes	—	25,010	—	25,010
Government and Agency Obligations	—	102,679	—	102,679
Short Term Investments	44,597	—	—	44,597
Fund Total	$179,183	$242,850	$—	$422,033

JNL/Capital Guardian Global Diversified Research Fund
Common Stocks	$149,002	$156,820	$—	$305,822
Short Term Investments	24,999	—	—	24,999
Fund Total	$174,001	$156,820	$—	$330,821

JNL/DFA U.S. Core Equity Fund
Common Stocks	$280,562	$—	$—	$280,562
Short Term Investments	14,565	—	—	14,565
Fund Total	$295,127	$—	$—	$295,127

JNL/Eagle SmallCap Equity Fund
Common Stocks	$889,769	$—	$—	$889,769
Short Term Investments	89,373	—	—	89,373
Fund Total	$979,142	$—	$—	$979,142

JNL/Eastspring Investments Asia ex-Japan Fund
Common Stocks	$2,703	$125,978	$—	$128,681
Preferred Stocks	—	1,080	—	1,080
Short Term Investments	6,792	—	—	6,792
Fund Total	$9,495	$127,058	$—	$136,553

JNL/Eastspring Investments China-India Fund
Common Stocks	$11,271	$298,845	$—	$310,116
Short Term Investments	25,566	—	—	25,566
Fund Total	$36,837	$298,845	$—	$335,682

JNL/Franklin Templeton Founding Strategy Fund
Investment Companies	$1,124,130	$—	$—	$1,124,130
Fund Total	$1,124,130	$—	$—	$1,124,130

JNL Series Trust (Unaudited)

Notes to Financial Statements

June 30, 2012

	Assets - Securities
	Level 1	Level 2	Level 3	Total
JNL/Franklin Templeton Global Growth Fund
Common Stocks	$245,751	$289,056	$—	$534,807
Short Term Investments	41,974	—	—	41,974
Fund Total	$287,725	$289,056	$—	$576,781

JNL/Franklin Templeton Global Multisector Bond Fund
Corporate Bonds and Notes	$—	$48,982	$—	$48,982
Government and Agency Obligations	—	275,221	—	275,221
Other Equity Interests	—	565	—	565
Short Term Investments	93,517	6,471	—	99,988
Fund Total	$93,517	$331,239	$—	$424,756

JNL/Franklin Templeton Income Fund
Common Stocks	$440,371	$59,830	$—	$500,201
Preferred Stocks	36,524	13,631	—	50,155
Warrants	970	—	—	970
Non-U.S. Government Agency Asset-Backed Securities	—	6,649	—	6,649
Corporate Bonds and Notes	—	731,591	—	731,591
Other Equity Interests	—	—	33	33
Short Term Investments	370,668	—	—	370,668
Fund Total	$848,533	$811,701	$33	$1,660,267

JNL/Franklin Templeton International Small Cap Growth Fund
Common Stocks	$73,218	$151,182	$—	$224,400
Rights	264	—	—	264
Short Term Investments	41,450	—	—	41,450
Fund Total	$114,932	$151,182	$—	$266,114

JNL/Franklin Templeton Mutual Shares Fund
Common Stocks	$519,752	$139,406	$2,581	$661,739
Corporate Bonds and Notes(1)	—	27,954	—	27,954
Short Term Investments	64,798	—	—	64,798
Fund Total	$584,550	$167,360	$2,581	$754,491

JNL/Franklin Templeton Small Cap Value Fund
Common Stocks	$422,408	$—	$—	$422,408
Short Term Investments	38,930	—	—	38,930
Fund Total	$461,338	$—	$—	$461,338

JNL/Goldman Sachs Core Plus Bond Fund
Non-U.S. Government Agency Asset-Backed Securities	$—	$41,245	$—	$41,245
Corporate Bonds and Notes	—	264,163	476	264,639
Government and Agency Obligations	—	923,549	—	923,549
Common Stocks	—	—	—	—
Short Term Investments	324,866	—	—	324,866
Fund Total	$324,866	$1,228,957	$476	$1,554,299

JNL/Goldman Sachs Emerging Markets Debt Fund
Corporate Bonds and Notes	$2,341	$181,622	$—	$183,963
Government and Agency Obligations	—	587,757	—	587,757
Short Term Investments	36,090	1,787	—	37,877
Fund Total	$38,431	$771,166	$—	$809,597

JNL/Goldman Sachs Mid Cap Value Fund
Common Stocks	$811,952	$—	$—	$811,952
Investment Companies	19,392	—	—	19,392
Short Term Investments	27,035	—	—	27,035
Fund Total	$858,379	$—	$—	$858,379

JNL/Goldman Sachs U.S. Equity Flex Fund
Common Stocks	$140,815	$—	$—	$140,815
Short Term Investments	2,701	—	—	2,701
Fund Total	$143,516	$—	$—	$143,516

JNL/Invesco Global Real Estate Fund
Common Stocks	$415,835	$365,142	$—	$780,977
Short Term Investments	84,161	—	—	84,161
Fund Total	$499,996	$365,142	$—	$865,138

JNL Series Trust (Unaudited)

Notes to Financial Statements

June 30, 2012

	Assets - Securities
	Level 1	Level 2	Level 3	Total
JNL/Invesco International Growth Fund
Common Stocks	$108,327	$529,449	$—	$637,776
Preferred Stocks	—	9,682	—	9,682
Short Term Investments	127,369	—	—	127,369
Fund Total	$235,696	$539,131	$—	$774,827

JNL/Invesco Large Cap Growth Fund
Common Stocks	$1,079,149	$8,791	$—	$1,087,940
Short Term Investments	52,580	—	—	52,580
Fund Total	$1,131,729	$8,791	$—	$1,140,520

JNL/Invesco Small Cap Growth Fund
Common Stocks	$216,312	$—	$—	$216,312
Short Term Investments	25,959	—	—	25,959
Fund Total	$242,271	$—	$—	$242,271

JNL/Ivy Asset Strategy Fund
Common Stocks	$725,663	$583,601	$33,319	$1,342,583
Preferred Stocks	—	83,712	—	83,712
Purchased Options	2,849	3,253	—	6,102
Corporate Bonds and Notes	—	—	55,053	55,053
Precious Metals	162,432	—	—	162,432
Short Term Investments	62,907	—	—	62,907
Fund Total	$953,851	$670,566	$88,372	$1,712,789

JNL/JPMorgan International Value Fund
Common Stocks	$13,225	$602,929	$—	$616,154
Preferred Stocks	—	7,375	—	7,375
Rights	222	—	—	222
Short Term Investments	48,210	—	—	48,210
Fund Total	$61,657	$610,304	$—	$671,961

JNL/JPMorgan MidCap Growth Fund
Common Stocks	$575,331	$—	$—	$575,331
Short Term Investments	86,177	—	—	86,177
Fund Total	$661,508	$—	$—	$661,508

JNL/JPMorgan U.S. Government & Quality Bond Fund
Non-U.S. Government Agency Asset-Backed Securities	$—	$47,681	$—	$47,681
Corporate Bonds and Notes	—	35,296	—	35,296
Government and Agency Obligations	—	1,423,306	—	1,423,306
Short Term Investments	99,692	—	—	99,692
Fund Total	$99,692	$1,506,283	$—	$1,605,975

JNL/Lazard Emerging Markets Fund
Common Stocks	$507,875	$687,147	$—	$1,195,022
Preferred Stocks	535	—	—	535
Short Term Investments	57,229	—	—	57,229
Fund Total	$565,639	$687,147	$—	$1,252,786

JNL/Lazard Mid Cap Equity Fund
Common Stocks	$202,924	$—	$—	$202,924
Preferred Stocks	—	—	1,640	1,640
Short Term Investments	7,350	—	—	7,350
Fund Total	$210,274	$—	$1,640	$211,914

JNL/M&G Global Basics Fund
Common Stocks	$86,093	$214,983	$—	$301,076
Preferred Stocks	—	323	—	323
Short Term Investments	38,752	—	—	38,752
Fund Total	$124,845	$215,306	$—	$340,151

JNL/M&G Global Leaders Fund
Common Stocks	$21,224	$17,110	$—	$38,334
Short Term Investments	2,684	—	—	2,684
Fund Total	$23,908	$17,110	$—	$41,018

JNL/Mellon Capital Management 10 x 10 Fund
Investment Companies	$293,810	$—	$—	$293,810
Fund Total	$293,810	$—	$—	$293,810

JNL Series Trust (Unaudited)

Notes to Financial Statements

June 30, 2012

	Assets - Securities
	Level 1	Level 2	Level 3	Total
JNL/Mellon Capital Management Index 5 Fund
Investment Companies	$476,415	$—	$—	$476,415
Fund Total	$476,415	$—	$—	$476,415

JNL/Mellon Capital Management Emerging Markets Index Fund
Common Stocks	$46,321	$181,261	$—	$227,582
Preferred Stocks	15,761	1,294	—	17,055
Rights	2	—	—	2
Investment Company	4,041	—	—	4,041
Short Term Investments	14,745	170	—	14,915
Fund Total	$80,870	$182,725	$—	$263,595

JNL/Mellon Capital Management European 30 Fund
Common Stocks	$1,181	$22,227	$—	$23,408
Short Term Investments	761	—	—	761
Fund Total	$1,942	$22,227	$—	$24,169

JNL/Mellon Capital Management Pacific Rim 30 Fund
Common Stocks	$—	$85,803	$—	$85,803
Investment Companies	1,630	—	—	1,630
Short Term Investments	5,799	—	—	5,799
Fund Total	$7,429	$85,803	$—	$93,232

JNL/Mellon Capital Management S&P 500 Index Fund
Common Stocks	$1,283,659	$—	$—	$1,283,659
Short Term Investments	50,745	2,360	—	53,105
Fund Total	$1,334,404	$2,360	$—	$1,336,764

JNL/Mellon Capital Management S&P 400 MidCap Index Fund
Common Stocks	$806,440	$—	$—	$806,440
Short Term Investments	68,861	1,545	—	70,406
Fund Total	$875,301	$1,545	$—	$876,846

JNL/Mellon Capital Management Small Cap Index Fund
Common Stocks	$886,260	$—	$—	$886,260
Rights	—	5	—	5
Warrants	—	2	—	2
Investment Companies	115	—	—	115
Other Equity Interests	—	—	—	—
Short Term Investments	154,092	2,180	—	156,272
Fund Total	$1,040,467	$2,187	$—	$1,042,654

JNL/Mellon Capital Management International Index Fund
Common Stocks	$5,089	$1,265,829	$—	$1,270,918
Preferred Stocks	—	7,949	—	7,949
Other Equity Interests	—	—	—	—
Short Term Investments	99,905	1,325	—	101,230
Fund Total	$104,994	$1,275,103	$—	$1,380,097

JNL/Mellon Capital Management Bond Index Fund
Non-U.S. Government Agency Asset-Backed Securities	$—	$36,089	$—	$36,089
Corporate Bonds and Notes	—	391,437	—	391,437
Government and Agency Obligations	—	1,281,340	—	1,281,340
Short Term Investments	133,668	—	—	133,668
Fund Total	$133,668	$1,708,866	$—	$1,842,534

JNL/Mellon Capital Management Global Alpha Fund
Purchased Options	$8,747	$—	$—	$8,747
Short Term Investments	44,348	424,408	—	468,756
Fund Total	$53,095	$424,408	$—	$477,503

JNL/Mellon Capital Management Dow Jones U.S. Contrarian Opportunities Index Fund
Common Stocks	$60,323	$—	$—	$60,323
Short Term Investments	192	—	—	192
Fund Total	$60,515	$—	$—	$60,515

JNL Series Trust (Unaudited)

Notes to Financial Statements

June 30, 2012

	Assets - Securities
	Level 1	Level 2	Level 3	Total
JNL/Morgan Stanley Mid Cap Growth Fund
Common Stocks	$7,318	$554	$—	$7,872
Preferred Stocks	—	—	41	41
Short Term Investments	812	—	—	812
Fund Total	$8,130	$554	$41	$8,725

JNL/Neuberger Berman Strategic Income Fund
Non-U.S. Government Agency Asset-Backed Securities	$—	$4,778	$—	$4,778
Corporate Bonds and Notes	—	8,314	—	8,314
Government and Agency Obligations	—	12,694	—	12,694
Investment Companies	1,184	—	—	1,184
Variable Rate Senior Loan Interests	—	4,063	—	4,063
Short Term Investments	7,263	—	—	7,263
Fund Total	$8,447	$29,849	$—	$38,296

JNL/Oppenheimer Global Growth Fund
Common Stocks	$304,671	$294,307	$—	$598,978
Preferred Stocks	—	9,928	—	9,928
Short Term Investments	49,103	—	—	49,103
Fund Total	$353,774	$304,235	$—	$658,009

JNL/PIMCO Real Return Fund
Non-U.S. Government Agency Asset-Backed Securities	$—	$275,013	$—	$275,013
Corporate Bonds and Notes	—	366,075	417	366,492
Government and Agency Obligations	—	3,010,641	—	3,010,641
Preferred Stocks	562	—	—	562
Purchased Options	—	650	1,700	2,350
Other Equity Interests	—	23	—	23
Short Term Investments	40,268	1,500,818	—	1,541,086
Fund Total	$40,830	$5,153,220	$2,117	$5,196,167

JNL/PIMCO Total Return Bond Fund
Non-U.S. Government Agency Asset-Backed Securities	$—	$238,366	$—	$238,366
Corporate Bonds and Notes	—	870,888	885	871,773
Government and Agency Obligations	—	4,790,953	—	4,790,953
Preferred Stocks	—	—	192	192
Trust Preferreds	17,797	—	3,118	20,915
Other Equity Interests	—	2,243	—	2,243
Short Term Investments	138,311	111,138	—	249,449
Fund Total	$156,108	$6,013,588	$4,195	$6,173,891

JNL/PPM America Floating Rate Income Fund
Corporate Bonds and Notes	$—	$36,283	$—	$36,283
Variable Rate Senior Loan Interests(1)	—	440,899	—	440,899
Short Term Investments	28,437	—	—	28,437
Fund Total	$28,437	$477,182	$—	$505,619

JNL/PPM America High Yield Bond Fund
Non-U.S. Government Agency Asset-Backed Securities	$—	$43,458	$—	$43,458
Corporate Bonds and Notes	—	1,308,318	3	1,308,321
Common Stocks	36,284	—	—	36,284
Preferred Stocks	18,474	903	—	19,377
Trust Preferreds	3,059	—	—	3,059
Investment Companies	7,036	—	—	7,036
Other Equity Interests	—	911	—	911
Short Term Investments	450,357	—	—	450,357
Fund Total	$515,210	$1,353,590	$3	$1,868,803

JNL/PPM America Mid Cap Value Fund
Common Stocks	$160,693	$—	$—	$160,693
Short Term Investments	18,496	—	—	18,496
Fund Total	$179,189	$—	$—	$179,189

JNL/PPM America Small Cap Value Fund
Common Stocks	$92,880	$—	$—	$92,880
Short Term Investments	13,286	—	—	13,286
Fund Total	$106,166	$—	$—	$106,166

JNL Series Trust (Unaudited)

Notes to Financial Statements

June 30, 2012

	Assets - Securities
	Level 1	Level 2	Level 3	Total
JNL/PPM America Value Equity Fund
Common Stocks	$127,647	$—	$—	$127,647
Short Term Investments	3,665	—	—	3,665
Fund Total	$131,312	$—	$—	$131,312

JNL/Red Rocks Listed Private Equity Fund
Common Stocks	$345,817	$259,335	$—	$605,152
Rights	74	—	—	74
Short Term Investments	19,723	—	—	19,723
Fund Total	$365,614	$259,335	$—	$624,949

JNL/S&P Managed Conservative Fund
Investment Companies	$1,533,286	$—	$—	$1,533,286
Fund Total	$1,533,286	$—	$—	$1,533,286

JNL/S&P Managed Moderate Fund
Investment Companies	$2,549,400	$—	$—	$2,549,400
Fund Total	$2,549,400	$—	$—	$2,549,400

JNL/S&P Managed Moderate Growth Fund
Investment Companies	$4,168,626	$—	$—	$4,168,626
Fund Total	$4,168,626	$—	$—	$4,168,626

JNL/S&P Managed Growth Fund
Investment Companies	$2,847,522	$—	$—	$2,847,522
Fund Total	$2,847,522	$—	$—	$2,847,522

JNL/S&P Managed Aggressive Growth Fund
Investment Companies	$966,153	$—	$—	$966,153
Fund Total	$966,153	$—	$—	$966,153

JNL/S&P Competitive Advantage Fund
Common Stocks	$714,271	$—	$—	$714,271
Short Term Investments	15,421	—	—	15,421
Fund Total	$729,692	$—	$—	$729,692

JNL/S&P Dividend Income & Growth Fund
Common Stocks	$1,117,658	$—	$—	$1,117,658
Short Term Investments	43,802	—	—	43,802
Fund Total	$1,161,460	$—	$—	$1,161,460

JNL/S&P Intrinsic Value Fund
Common Stocks	$638,752	$—	$—	$638,752
Short Term Investments	61,808	—	—	61,808
Fund Total	$700,560	$—	$—	$700,560

JNL/S&P Total Yield Fund
Common Stocks	$451,945	$—	$—	$451,945
Short Term Investments	33,637	—	—	33,637
Fund Total	$485,582	$—	$—	$485,582

JNL/S&P 4 Fund
Investment Companies	$1,152,405	$—	$—	$1,152,405
Fund Total	$1,152,405	$—	$—	$1,152,405

JNL/T. Rowe Price Established Growth Fund
Common Stocks	$2,189,212	$59,799	$1,254	$2,250,265
Preferred Stocks	—	—	4,786	4,786
Short Term Investments	121,648	—	—	121,648
Fund Total	$2,310,860	$59,799	$6,040	$2,376,699

JNL/T. Rowe Price Mid-Cap Growth Fund
Common Stocks	$1,511,396	$—	$383	$1,511,779
Preferred Stocks	—	—	10,827	10,827
Short Term Investments	185,436	—	—	185,436
Fund Total	$1,696,832	$—	$11,210	$1,708,042

JNL Series Trust (Unaudited)

Notes to Financial Statements

June 30, 2012

	Assets - Securities
	Level 1	Level 2	Level 3	Total
JNL/T. Rowe Price Short-Term Bond Fund
Non-U.S. Government Agency Asset-Backed Securities	$—	$239,097	$—	$239,097
Corporate Bonds and Notes	—	670,256	—	670,256
Government and Agency Obligations	—	387,961	—	387,961
Investment Companies	—	—	379	379
Short Term Investments	112,387	4,208	—	116,595
Fund Total	$112,387	$1,301,522	$379	$1,414,288

JNL/T. Rowe Price Value Fund
Common Stocks	$1,468,961	$13,558	$—	$1,482,519
Preferred Stocks	17,991	—	—	17,991
Corporate Bonds and Notes	—	1,156	—	1,156
Short Term Investments	34,062	—	—	34,062
Fund Total	$1,521,014	$14,714	$—	$1,535,728

JNL/UBS Large Cap Select Growth Fund
Common Stocks	$447,541	$—	$—	$447,541
Short Term Investments	30,969	—	—	30,969
Fund Total	$478,510	$—	$—	$478,510

JNL/WMC Balanced Fund
Common Stocks	$1,380,215	$—	$—	$1,380,215
Non-U.S. Government Agency Asset-Backed Securities	—	22,521	—	22,521
Corporate Bonds and Notes	—	175,971	—	175,971
Government and Agency Obligations	—	545,446	—	545,446
Short Term Investments	155,874	—	—	155,874
Fund Total	$1,536,089	$743,938	$—	$2,280,027

JNL/WMC Money Market Fund
Corporate Bonds and Notes	$—	$75,028	$—	$75,028
Government and Agency Obligations	—	293,189	—	293,189
Short Term Investments	34	779,296	—	779,330
Fund Total	$34	$1,147,513	$—	$1,147,547

JNL/WMC Value Fund
Common Stocks	$1,381,391	$12,263	$—	$1,393,654
Short Term Investments	70,007	—	—	70,007
Fund Total	$1,451,398	$12,263	$—	$1,463,661

	Liabilities - Securities
	Level 1	Level 2	Level 3	Total
JNL/Goldman Sachs Core Plus Bond Fund
Government and Agency Obligations	$—	$(90,768)	$—	$(90,768)
Fund Total	$—	$(90,768)	$—	$(90,768)

JNL/Goldman Sachs U.S. Equity Flex Fund
Common Stocks	$(28,214)	$—	$—	$(28,214)
Fund Total	$(28,214)	$—	$—	$(28,214)

JNL/Mellon Capital Management Bond Index Fund
Government and Agency Obligations	$—	$(547)	$—	$(547)
Fund Total	$—	$(547)	$—	$(547)

JNL/PIMCO Real Return Fund
Government and Agency Obligations	$—	$(4,798)	$—	$(4,798)
Fund Total	$—	$(4,798)	$—	$(4,798)

JNL/PIMCO Total Return Bond Fund
Government and Agency Obligations	$—	$(170,412)	$—	$(170,412)
Fund Total	$—	$(170,412)	$—	$(170,412)

JNL/WMC Balanced Fund
Government and Agency Obligations	$—	$(62,618)	$—	$(62,618)
Fund Total	$—	$(62,618)	$—	$(62,618)

(1)Unfunded loan commitments in the JNL/Franklin Templeton Mutual Shares Fund and JNL/PPM America Floating Rate Income Fund are not reflected in the Schedules of Investments.  Unrealized appreciation/(depreciation) is reflected as an asset/ liability in the table.  See Unfunded Loan Commitments in the Notes to the Financial Statements.

JNL Series Trust (Unaudited)

Notes to Financial Statements

June 30, 2012

	Assets - Investments in Other Financial Instruments(1)
	Level 1	Level 2	Level 3	Total
JNL/AQR Managed Futures Strategy Fund
Open Futures Contracts	$2,147	$—	$—	$2,147
Open Forward Foreign Currency Contracts	—	5,744	—	5,744
Total Return Swap Agreements	—	86	—	86
Fund Total	$2,147	$5,830	$—	$7,977
JNL/BlackRock Global Allocation Fund
Open Futures Contracts	$335	$—	$—	$335
Open Forward Foreign Currency Contracts	—	448	—	448
Interest Rate Swap Agreements	—	20	—	20
Total Return Swap Agreements	—	49	—	49
Fund Total	$335	$517	$—	$852
JNL/Brookfield Global Infrastructure Fund
Open Forward Foreign Currency Contracts	$—	$1	$—	$1
Fund Total	$—	$1	$—	$1
JNL/Capital Guardian Global Balanced Fund
Open Forward Foreign Currency Contracts	$—	$175	$—	$175
Fund Total	$—	$175	$—	$175
JNL/Franklin Templeton Global Multisector Bond Fund
Open Forward Foreign Currency Contracts	$—	$8,022	$—	$8,022
Fund Total	$—	$8,022	$—	$8,022
JNL/Franklin Templeton Mutual Shares Fund
Open Forward Foreign Currency Contracts	$—	$2,304	$—	$2,304
Fund Total	$—	$2,304	$—	$2,304
JNL/Goldman Sachs Core Plus Bond Fund
Open Futures Contracts	$830	$—	$—	$830
Open Forward Foreign Currency Contracts	—	981	—	981
Interest Rate Swap Agreements	—	2,424	—	2,424
Credit Default Swap Agreements	—	313	—	313
Fund Total	$830	$3,718	$—	$4,548
JNL/Goldman Sachs Emerging Markets Debt Fund
Open Forward Foreign Currency Contracts	$—	$9,209	$—	$9,209
Interest Rate Swap Agreements	—	4,317	—	4,317
Fund Total	$—	$13,526	$—	$13,526
JNL/JPMorgan International Value Fund
Open Forward Foreign Currency Contracts	$—	$3,074	$—	$3,074
Fund Total	$—	$3,074	$—	$3,074
JNL/Mellon Capital Management Emerging Markets Index Fund
Open Futures Contracts	$176	$—	$—	$176
Fund Total	$176	$—	$—	$176
JNL/Mellon Capital Management S&P 500 Index Fund
Open Futures Contracts	$1,307	$—	$—	$1,307
Fund Total	$1,307	$—	$—	$1,307
JNL/Mellon Capital Management S&P 400 MidCap Index Fund
Open Futures Contracts	$814	$—	$—	$814
Fund Total	$814	$—	$—	$814
JNL/Mellon Capital Management Small Cap Index Fund
Open Futures Contracts	$996	$—	$—	$996
Fund Total	$996	$—	$—	$996
JNL/Mellon Capital Management International Index Fund
Open Futures Contracts	$904	$—	$—	$904
Open Forward Foreign Currency Contracts	—	193	—	193
Fund Total	$904	$193	$—	$1,097
JNL/Mellon Capital Management Global Alpha Fund
Open Futures Contracts	$5,084	$—	$—	$5,084
Open Forward Foreign Currency Contracts	—	7,606	—	7,606
Fund Total	$5,084	$7,606	$—	$12,690
JNL/Neuberger Berman Strategic Income Fund
Open Futures Contracts	$1	$—	$—	$1
Credit Default Swap Agreements	—	16	—	16
Fund Total	$1	$16	$—	$17
JNL/PIMCO Real Return Fund
Open Futures Contracts	$1,106	$—	$—	$1,106
Open Forward Foreign Currency Contracts	—	4,880	—	4,880
Interest Rate Swap Agreements	—	2,531	—	2,531
Credit Default Swap Agreements	—	864	—	864
Fund Total	$1,106	$8,275	$—	$9,381

JNL Series Trust (Unaudited)

Notes to Financial Statements

June 30, 2012

	Assets - Investments in Other Financial Instruments(1)
	Level 1	Level 2	Level 3	Total
JNL/PIMCO Total Return Bond Fund
Open Futures Contracts	$427	$—	$—	$427
Open Forward Foreign Currency Contracts	—	1,177	—	1,177
Interest Rate Swap Agreements	—	444	—	444
Centrally Cleared Interest Rate Swap Agreements	—	370	—	370
Credit Default Swap Agreements	—	2,717	—	2,717
Fund Total	$427	$4,708	$—	$5,135
JNL/T. Rowe Price Short-Term Bond Fund
Open Futures Contracts	$226	$—	$—	$226
Fund Total	$226	$—	$—	$226

	Liabilities - Investments in Other Financial Instruments(1)
	Level 1	Level 2	Level 3	Total
JNL/AQR Managed Futures Strategy Fund
Open Futures Contracts	$(5,175)	$—	$—	$(5,175)
Open Forward Foreign Currency Contracts	—	(12,261)	—	(12,261)
Total Return Swap Agreements	—	(343)	—	(343)
Fund Total	$(5,175)	$(12,604)	$—	$(17,779)
JNL/BlackRock Global Allocation Fund
Written Options	$(1,909)	$(917)	$—	$(2,826)
Open Futures Contracts	(87)	—	—	(87)
Open Forward Foreign Currency Contracts	—	(800)	—	(800)
Credit Default Swap Agreements	—	(142)	—	(142)
Fund Total	$(1,996)	$(1,859)	$—	$(3,855)
JNL/Brookfield Global Infrastructure Fund
Open Forward Foreign Currency Contracts	$—	$(6)	$—	$(6)
Fund Total	$—	$(6)	$—	$(6)
JNL/Capital Guardian Global Balanced Fund
Open Forward Foreign Currency Contracts	$—	$(423)	$—	$(423)
Fund Total	$—	$(423)	$—	$(423)
JNL/Franklin Templeton Global Multisector Bond Fund
Open Forward Foreign Currency Contracts	$—	$(1,663)	$—	$(1,663)
Fund Total	$—	$(1,663)	$—	$(1,663)
JNL/Franklin Templeton Mutual Shares Fund
Open Forward Foreign Currency Contracts	$—	$(274)	$—	$(274)
Fund Total	$—	$(274)	$—	$(274)
JNL/Goldman Sachs Core Plus Bond Fund
Open Futures Contracts	$(1,739)	$—	$—	$(1,739)
Open Forward Foreign Currency Contracts	—	(1,719)	—	(1,719)
Interest Rate Swap Agreements	—	(3,364)	—	(3,364)
Credit Default Swap Agreements	—	(410)	—	(410)
Fund Total	$(1,739)	$(5,493)	$—	$(7,232)
JNL/Goldman Sachs Emerging Markets Debt Fund
Open Futures Contracts	$(12)	$—	$—	$(12)
Open Forward Foreign Currency Contracts	—	(5,929)	—	(5,929)
Interest Rate Swap Agreements	—	(381)	—	(381)
Fund Total	$(12)	$(6,310)	$—	$(6,322)
JNL/Ivy Asset Strategy Fund
Written Options	$(934)	$(1,302)	$—	$(2,236)
Open Forward Foreign Currency Contracts	—	(1,774)	—	(1,774)
Fund Total	$(934)	$(3,076)	$—	$(4,010)
JNL/JPMorgan International Value Fund
Open Forward Foreign Currency Contracts	$—	$(1,259)	$—	$(1,259)
Fund Total	$—	$(1,259)	$—	$(1,259)
JNL/Mellon Capital Management International Index Fund
Open Futures Contracts	$(3)	$—	$—	$(3)
Open Forward Foreign Currency Contracts	—	(132)	—	(132)
Fund Total	$(3)	$(132)	$—	$(135)
JNL/Mellon Capital Management Global Alpha Fund
Exchange Traded Purchased Options	(1,198)	—	—	(1,198)
Open Futures Contracts	(9,471)	—	—	(9,471)
Open Forward Foreign Currency Contracts	—	(6,223)	—	(6,223)
Fund Total	$(10,669)	$(6,223)	$—	$(16,892)
JNL/Neuberger Berman Strategic Income Fund
Open Futures Contracts	$(23)	$—	$—	$(23)
Credit Default Swap Agreements	—	(6)	—	(6)
Fund Total	$(23)	$(6)	$—	$(29)

JNL Series Trust (Unaudited)

Notes to Financial Statements

June 30, 2012

	Liabilities - Investments in Other Financial Instruments(1)
	Level 1	Level 2	Level 3	Total
JNL/PIMCO Real Return Fund
Written Options	$—	$(4,974)	$—	$(4,974)
Open Forward Foreign Currency Contracts	—	(9,163)	—	(9,163)
Interest Rate Swap Agreements	—	(1)	—	(1)
Centrally Cleared Interest Rate Swap Agreements	—	(1,944)	—	(1,944)
Credit Default Swap Agreements	—	(1,012)	—	(1,012)
Fund Total	$—	$(17,094)	$—	$(17,094)
JNL/PIMCO Total Return Bond Fund
Written Options	$—	$(592)	$—	$(592)
Open Forward Foreign Currency Contracts	—	(7,776)	—	(7,776)
Centrally Cleared Interest Rate Swap Agreements	—	(3,176)	—	(3,176)
Credit Default Swap Agreements	—	(3,214)	—	(3,214)
Fund Total	$—	$(14,758)	$	$(14,758)
JNL/T. Rowe Price Short-Term Bond Fund
Open Futures Contracts	$(89)	$—	$—	$(89)
Fund Total	$(89)	$—	$—	$(89)

(1)Investments in other financial instruments are derivative instruments not reflected in the Schedules of Investments and include, forward foreign currency contracts, futures contracts, written options and swap agreements.  Purchased options purchased are included in the Schedules of Investments. All derivatives, except for written options, are reflected at the unrealized appreciation/(depreciation) on the instrument.  Written options are reflected at value.

The Funds recognize transfers between levels as of the beginning of the period.  The following table summarizes material recurring transfers between Level 1 and Level 2 valuations during the period ended June 30, 2012:

	Transfers out of Level 2 into Level 1 during the Period	Transfers out of Level 1 into Level 2 during the Period
Transfers for valuations using a statistical fair value pricing service
JNL/BlackRock Commodity Securities Fund
Common Stocks	$—	$19,792
JNL/BlackRock Global Allocation
Common Stocks	$—	$91,622
JNL/Brookfield Global Infrastructure Fund
Common Stocks	$—	$35,888
JNL/Capital Guardian Global Balanced Fund
Common Stocks	$—	$89,806
JNL/Capital Guardian Global Diversified Research Fund
Common Stocks	$—	$134,583
JNL/Eastspring Investments Asia ex-Japan Fund
Common Stocks	$—	$67,619
JNL/Eastspring Investments China India Fund
Common Stocks	$—	$261,842
JNL/Franklin Templeton Global Growth Fund
Common Stocks	$—	$258,894
JNL/Franklin Templeton Income Fund
Common Stocks	$—	$51,781
JNL/Franklin Templeton International Small Cap Growth Fund
Common Stocks	$7,160	$133,870
JNL/Franklin Templeton Mutual Shares Fund
Common Stocks	$—	$122,191
JNL/Invesco Global Real Estate Fund
Common Stocks	$—	$286,909
JNL/Invesco International Growth Fund
Common Stocks	$—	$441,414
JNL/Ivy Asset Strategy Fund
Common Stocks	$—	$363,177
Preferred Stocks	—	62,678
JNL/JPMorgan International Value Fund
Common Stocks	$—	$479,927
JNL/Lazard Emerging Markets Fund
Common Stocks	$—	$468,322
JNL/M&G Global Basics Fund
Common Stocks	$5,620	$174,916
JNL/M&G Global Leaders Fund
Common Stocks	$—	$12,892
JNL/Mellon Capital Management European 30 Fund
Common Stocks	$—	$9,899
JNL/Mellon Capital Management Pacific Rim 30 Fund
Common Stocks	$—	$31,849

JNL Series Trust (Unaudited)

Notes to Financial Statements

June 30, 2012

	Transfers out of Level 2 into Level 1 during the Period	Transfers out of Level 1 into Level 2 during the Period
JNL/Mellon Capital Management International Index Fund
Common Stocks	$—	$100,778
JNL/Mellon Capital Management Emerging Markets Index Fund
Common Stocks	$—	$55,775
JNL/Oppenheimer Global Growth Fund
Common Stocks	$—	$247,507
Preferred Stocks	—	8,509
JNL/RedRocks Listed Private Equity Fund
Common Stocks	$—	$193,752
Investment Companies	—	67,725
JNL/T.Rowe Price Established Growth Fund
Common Stocks	$—	$27,869
Transfers for valuations using vendor evaluated prices for halted securities
JNL/Invesco International Growth Fund
Common Stocks	$—	$4,512
JNL/Mellon Capital Management International Index Fund
Common Stocks	$—	$983

The following table is a rollforward of material Level 3 valuations and transfers by category for which significant unobservable inputs were used to determine fair value during the period ended June 30, 2012:

	Balance at Beginning of Period	Transfers into Level 3 During the Period(2)		Transfers out of Level 3 During the Period(2)		Total Realized and Change in Unrealized Gain/(Loss)	Purchases		(Sales)		Balance at End of Period		Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at End of Period(1)
Investments in Securities
JNL/Franklin Templeton Global Multisector Bond Fund
Government and Agency Obligations	$—	$—		$(4,888	)(3)	$—	$4,888		$—		$—		$—
JNL/Ivy Asset Strategy Fund
Common Stocks	$—	$—		$—		$(12,193)	$45,512	(4)	$—		$33,319	(5)	$(12,193)
Corporate Bond and Notes	—	—		—		(3,621)	85,361		(26,687	)(4)	55,053	(5)	(3,621)
Fund Total	$—	$—		$—		$(15,814)	$130,873		$(26,687)		$88,372		$(15,814)
JNL/JPMorgan U.S. Government & Quality Bond Fund
Non-U.S. Government Agency ABS	$25,809	$—		$—		$—	$—		$(25,809)		$—		$—
JNL/T. Rowe Price Mid Cap Growth Fund
Common Stocks	$—	$20,658	(6)	$(21,522	)(6)	$99	$953		$(188)		$—		$—

(1) Reflects the change in unrealized appreciation/(depreciation) for Level 3 investments held at June 30, 2012.

(2) There were no material, significant transfers between Level 3 and Level 2 valuations during the period ended June 30, 2012 other than those noted in the table.

(3) During the period, the valuation of the government and agency obligation in JNL/Franklin Templeton Global Multisector Bond Fund was transferred from a Level 3 valuation to a Level 2 valuation.  The government and agency obligation is valued by an approved independent pricing service and considered a Level 2 valuation, previously it was valued using a single source broker quote and considered a Level 3 valuation.

(4) During the period, the company underlying the investment in the common stock and corporate bond in JNL/Ivy Asset Strategy Fund underwent a corporate reorganization.  As a part of the corporate reorganization, the cost of the corporate bond was transferred to common stock.

(5) The fair value measurements of the common stock and corporate bond in JNL/Ivy Asset Strategy Fund were determined based on recent transaction levels and taking into consideration a discount for illiquidity.  As the company’s quarterly financial statements are not publicly available and the company is pending an IPO, this information is considered a significant unobservable input to the fair value.  Significant changes to the company’s quarterly earnings before interest, taxes and depreciation/amortization (“EBITDA”), a significant change in the company’s capital structure or a significant increases or decreases in the discount rate would result in a significant decrease or increase to the common stock’s and corporate bond’s fair value measurements.

Valuation Technique	Unobservable Input	Range
Market approach	Discount for lack of marketability	5%

(6) At the beginning of the period and at the end of the period, the valuation of the common stock in JNL/T. Rowe Price Mid-Cap Growth Fund was valued using the official closing price of the exchange where the common stock was principally traded and considered a Level 1 valuation.  During the period, trading for the common stock was halted and the common stock was valued using a discount rate applied to the last trade price and considered a Level 3 valuation.  The common stock resumed trading during the period.

Significant changes in unobservable valuation inputs to a different amount might result in a significantly higher or lower fair value measurement than the one used in a security’s valuation.

NOTE 4.  SECURITIES AND OTHER INVESTMENTS

Securities Lending and Securities Lending Collateral — A Fund may lend securities to certain brokers, dealers or other financial institutions in order to earn additional income.  The borrowers and the Funds’ securities lending agent exchange negotiated lender fees and the Funds receive a fee equal to a percentage of the net negotiated lender fees and the net income generated by the securities lending collateral held during each lending transaction.  The securities lending agent is authorized to loan securities on behalf of the Funds to approved borrowers and is required to maintain collateral at least equal

JNL Series Trust (Unaudited)

Notes to Financial Statements

June 30, 2012

to the value of the securities loaned based on the previous day’s value of the securities loaned, marked-to-market daily.  Any shortfalls are adjusted the next business day.  In the event of bankruptcy or other default of the borrower, a Fund could experience delays in liquidating the loan collateral or recovering the loaned securities and incur expenses related to enforcing its rights.  In addition, there could be a decline in the value of the collateral or in the value of the securities loaned while a Fund seeks to enforce its rights thereto and the Fund could experience subnormal levels of income or lack of access to income during that period.  The Funds also bear the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment.  Each Fund is responsible for returning the full amount of collateral received for a particular loan when the borrower returns the applicable security.

JPMorgan Chase Bank, N.A. (“JPM Chase” or “Custodian”) serves as custodian and securities lending agent to the Trust for all Funds except for the JNL/PPM America Floating Rate Income Fund.  The Funds have cash collateral invested in the Securities Lending Cash Collateral Fund LLC and the Securities Lending Liquidating Fund LLC, each a limited liability company sponsored by the Adviser.  As the assets in the Securities Lending Liquidating Fund LLC mature or are liquidated, the proceeds are invested in the Securities Lending Cash Collateral Fund LLC.  Although the Securities Lending Cash Collateral Fund LLC is not a registered fund under the 1940 Act, and is not a “money market fund”, it typically invests in high quality U.S. dollar-denominated instruments that qualify at time of purchase as “eligible securities” within the meaning of Rule 2a-7 under the 1940 Act, which governs money market funds.  The Securities Lending Cash Collateral Fund LLC and the Securities Lending Liquidating Fund LLC are only offered to the Funds and JNAM affiliated funds.

Short-term securities in the Securities Lending Cash Collateral Fund LLC and securities maturing within 60 days in Securities Lending Liquidating LLC are valued at amortized cost, unless it is determined that such practice does not approximate market value.  Securities that are not valued at amortized cost in the Securities Lending Liquidating Fund LLC are generally valued based on prices furnished by pricing services.  If pricing services are unable to provide valuations, debt securities are valued at the most recent bid quotation or evaluated price, as applicable, obtained from a broker/dealer or widely used quotation system.

U.S. Government Agencies or Government Sponsored Enterprises - Certain Funds may invest in U.S. government agencies or government sponsored enterprises.  U.S. Government securities are obligations of, and in certain cases, guaranteed by, the U.S. government, its agencies or instrumentalities.  Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association, are supported by the full faith and credit of the U.S. government; others, such as those of the Federal Home Loan Bank, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (“U.S. Treasury”); others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. government to purchase the agency’s obligations; and still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the instrumentality.  U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest paying securities of similar maturities.

Government-related guarantors (i.e., guarantors that are not backed by the full faith and credit of the U.S. government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”).  FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers, which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers.  Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. government.  FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages.  FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. government.

FNMA and FHMLC were placed into conservatorship by the Federal Housing Finance Agency (“FHFA”).  As the conservator, FHFA succeeded to all rights, titles, powers and privileges of FNMA and FHLMC and of any stockholder, officer or director of FNMA and FHLMC with respect to FNMA and FHLMC and each enterprise’s assets.  In connection with the conservatorship, the U.S. Treasury entered into a Senior Preferred Stock Purchase Agreement with FNMA and FHLMC.  This agreement contains various covenants that severely limit each enterprise’s operations.  In exchange for entering into these agreements, the U.S. Treasury received senior preferred stock in each enterprise and warrants to purchase each enterprise’s common stock.  The U.S. Treasury created a new secured lending facility, which is available to FNMA and FHLMC as a liquidity backstop and created a temporary program to purchase mortgage-backed securities issued by FNMA and FHLMC.  FNMA and FHLMC are continuing to operate as going concerns while in conservatorship and each remains liable for all of its obligations, including its guaranty obligations, associated with its mortgage-backed securities.

Unregistered Securities - A Fund may own certain investment securities, which are unregistered and thus restricted to resale. These securities may also be referred to as “private placements”.  Unregistered securities may be “illiquid” because there is no readily available market for sale of the securities.  Where future dispositions of the securities require registration under the 1933 Act, as amended, the Funds have the right to include those securities in such registration generally without cost to the Funds. The Funds have no right to require registration of unregistered securities.

Repurchase Agreements - A Fund may invest in repurchase agreements.  A repurchase agreement involves the purchase of a security by a Fund and a simultaneous agreement by the seller, generally a bank or broker/dealer, to repurchase that security back from the Fund at a specified price and date or upon demand.  The underlying securities used as collateral for all repurchase agreements are held in safekeeping at the Fund’s Custodian or designated subcustodians under triparty repurchase agreements.  The market value of the collateral must be equal to or exceed at all times the total amount of the repurchase obligations, including interest.  In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of such collateral may decline.

JNL Series Trust (Unaudited)

Notes to Financial Statements

June 30, 2012

Reverse Repurchase Agreements - A Fund may enter into reverse repurchase agreements.  A reverse repurchase agreement involves the sale of a security by a Fund and a simultaneous agreement by the purchaser, generally a bank or broker/dealer, to resell that security to the Fund at a specified price and date.  Securities sold under reverse repurchase agreements are reflected as a liability on the Statements of Assets and Liabilities.  Interest payments made are recorded as a component of interest expense on the Statements of Operations.  A reverse repurchase agreement involves the risk that the value of the security sold by the Fund may decline below the repurchase price of the security.  A Fund will segregate assets determined to be liquid at the Custodian or otherwise cover its obligations under reverse repurchase agreements.

For days reverse repurchase agreements were outstanding, the average daily balance (in thousands) and the weighted average interest rate, for the period ended June 30, 2012 were as follows:  JNL/PIMCO Real Return Fund, $132,001 and 0.25%; and JNL/PIMCO Total Return Bond Fund $71,435 and 0.05%, respectively.  At June 30, 2012, reverse repurchase agreements outstanding were as follows:

	Repurchase Amount	Counter- party	Interest Rate	Maturity Date
JNL/PIMCO Real Return Fund
	$51,545	CSI	0.24%	07/17/12
	$153,798	CSI	0.25%	10/12/12
JNL/PIMCO Total Return Bond Fund
	$40,548	CGM	0.25%	07/16/12

Forward Sales Commitments — A Fund may purchase or sell forward sales commitments.  A forward sales commitment involves a Fund entering into a contract to purchase or sell securities for a fixed price at a future date beyond the customary settlement period.  The purchase of a forward sales commitment involves the risk of loss if the value of the security to be purchased declines before the settlement date while the sale of a forward sales commitment involves the risk that the value of the securities to be sold may increase before the settlement date.  A Fund may dispose of or renegotiate forward sales commitments after they are entered into, and may sell these securities before they are delivered, which may result in capital gain or loss.

Delayed-Delivery Securities - A Fund may purchase or sell securities on a delayed-delivery basis, including “To Be Announced” (“TBA”) or “To Be Acquired” securities.  These transactions involve a commitment by a Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period.  In TBA transactions, a Fund commits to purchasing or selling securities for which all specific information is not yet known at the time of the trade, particularly the face amount and maturity date of the underlying securities.  When delayed-delivery purchases are outstanding, the Fund is required to have sufficient cash and/or liquid securities to cover its commitments on these transactions.  When purchasing a security on a delayed-delivery basis, the Fund assumes the rights of ownership of the security, including the risk of price and yield fluctuations, and considers such fluctuations when determining its NAV.  A Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell delayed-delivery securities before they are delivered, which may result in a realized gain or loss.  When a Fund has sold a security on a delayed-delivery basis, the Fund does not participate in future gains or losses with respect to the security.  Securities purchased on a TBA basis are not settled until they are delivered to the Fund.  In connection with TBA transactions, Funds may maintain a short position related to certain securities.  In connection with these transactions, the Fund owns an equal amount of the securities or holds securities convertible (or exchangeable) into an equal amount of the securities, of the same issuer, as the position held short.  Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the consideration of factors surrounding the settlement of certain purchases and sales made on a delayed-delivery basis by and between the Fund and select counterparties.  The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination and maintenance of collateral.   Losses may arise due to changes in the value of the underlying securities prior to settlement date, if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors.

Mortgage-Backed Dollar and Treasury Roll Transactions - A Fund may sell mortgage-backed or Treasury securities and simultaneously contract to repurchase securities at a future date at an agreed upon price.  A Fund may only enter into covered rolls.  A “covered roll” is a type of dollar roll for which a Fund maintains offsetting positions in cash, U.S. Government securities, or other liquid assets which mature on or before the forward repurchase settlement date of the dollar roll transaction.  During the period between the sale and repurchase, a Fund forgoes interest and principal paid on the mortgage-backed securities.  A Fund is compensated by the interest earned on the cash proceeds of the initial sale and from negotiated fees paid by brokers offered as an inducement to the Fund to “roll over” its purchase commitments.

In a mortgage-backed or Treasury securities roll transaction, if the repurchased security is determined to be similar, but not substantially the same, the transaction is accounted for as a purchase and sale.  Any gains, losses and any income or fees earned are recorded to realized gain or loss.  If the repurchased security is determined to be substantially the same, the transaction is accounted for as secured borrowing, rather than as a purchase and sales transaction.  Any income or fees earned are recorded to investment income and financing costs associated with the transaction are recorded to interest expense.

Dollar roll transactions involve the risk that the market value of the securities sold by a Fund may decline below the repurchase price of those securities which the Fund is obligated to purchase or that the return earned by the Fund with the proceeds of a dollar roll may not exceed transaction costs.

Inflation-Indexed Bonds - A Fund may invest in inflation-indexed bonds which are fixed income securities whose principal value is periodically adjusted to the rate of inflation.  The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds.  Over the life of an inflation-indexed

JNL Series Trust (Unaudited)

Notes to Financial Statements

June 30, 2012

bond, however, interest will be paid based on a principal value which is adjusted for inflation.  Any increase in the principal amount of an inflation-indexed bond will be considered interest income, even though investors do not receive principal payments until maturity.

Senior and Junior Loans - A Fund may invest in Senior loans or secured and unsecured subordinated loans, second lien loans and subordinated bridge loans (“Junior loans”) which are purchased or sold on a when-issued or delayed-delivery basis and may be settled a month or more after the trade date.  Interest income on these loans is accrued based on the terms of the securities.  Senior and Junior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan.

Securities Sold Short - A Fund may enter into short sales transactions whereby the Fund sells a security it does not own in anticipation of a decline in the market price of the security.  When a Fund engages in a short sale, the Fund borrows the security sold short and delivers it to the counterparty through which it made the short sale as collateral for its obligation.  The Fund may have to pay a fee to borrow securities and is often obligated to repay the lender of the securities for any interest or dividends that accrues on the borrowed securities during the period of the loan.  Until the Fund closes its short position, the lending broker requires assets to be segregated as collateral, which is marked-to-market daily, to the extent necessary to meet margin requirements and cover the short sale obligation.  A Fund is obligated to deliver securities at the market price at the time the short position is closed.  If the price of the security sold short increases between the time of the short sale and the time that the Fund replaces the borrowed security, the Fund will incur a capital loss; conversely, if the price declines, the Fund will realize a capital gain.  A Fund’s loss on a short sale could theoretically be unlimited in cases where the Fund is unable, for whatever reason, to close out its short position.

Commodity-Linked Structured Notes - A commodity-linked structured note is a debt instrument that contains a return component based on the movement of a commodity index.  These notes typically pay interest on the face value of the instrument and a formula based return tied to a commodity index return.  These notes may be issued by U.S. and foreign banks, brokerage firms, insurance companies and other corporations.  Performance of the particular commodity index will affect performance of the commodity-linked structured note.  Commodity-linked structured notes are often leveraged, increasing the volatility of each note’s value relative to the change in the underlying index.  They may be more volatile and less liquid than the underlying linked index and their value may be affected by the performance of commodities as well as other factors including liquidity, quality, maturity and other economic variables.  Commodity-linked structured notes may have early redemption features based on advanced notice from the purchaser or automatic redemption triggered by a preset decline in the underlying commodity index.  In addition to fluctuating in response to changes in the underlying commodity index, these notes are debt securities of the issuer and will be subject to credit and interest rate risks that typically affect debt instruments.

Unfunded Loan Commitments — A Fund may enter into certain credit agreements, all or a portion of which may be unfunded.  The Fund is obligated to fund these loan commitments at the borrowers’ discretion.  Unfunded loan commitments and funded portions of credit agreements are marked-to-market daily.  Net unrealized appreciation/depreciation on unfunded loan commitments is reflected in other assets and securities purchased payable in the Statements of Assets and Liabilities and unrealized appreciation (depreciation) on investments in the Statements of Operations.  Funded portions of credit agreements are presented in the Schedules of Investments.  The following table details unfunded loan commitments (in thousands) at June 30, 2012:

	Unfunded Commitment	Unrealized Appreciation
JNL/Franklin Templeton Mutual Shares Fund
Realogy Corp. Extended Revolver Term Loan, 3.48%, 04/10/16	$260	$30
JNL/PPM America Floating Rate Income Fund
Wendy’s International Inc. Term Loan B, 4.75%, 05/15/19	1,098	2

NOTE 5.  FINANCIAL DERIVATIVE INSTRUMENTS

FASB ASC Topic 815, “Derivatives and Hedging” — This standard includes the requirement for qualitative disclosures about objectives and strategies for using derivative instruments and disclosures regarding credit related contingent features in derivative instruments; as well as requiring quantitative disclosures in the semi-annual and annual financial statements about fair value, realized and unrealized gains and losses and volume of activity for derivative instruments.  Information about these instruments is disclosed in the context of each instrument’s primary underlying risk exposure which is categorized as credit, equity price, interest rate and foreign currency exchange rate risk.  The objectives, strategies and underlying risks for each instrument held by the Funds are discussed in the following paragraphs.

Credit Linked Notes - A Fund may be subject to equity price risk in the normal course of pursuing its investment objective.  During the period, JNL/Goldman Sachs Core Plus Bond Fund invested in credit linked notes as a means of risk management and to gain exposure to certain foreign markets and JNL/Goldman Sachs Emerging Markets Debt Fund invested in credit linked notes to gain exposure to certain foreign markets.  The value of a credit linked note is based on the price movements of a particular credit, known as a reference credit.  Credit linked notes that the Funds invest in are listed instruments that typically provide the same return as the underlying reference credit.  Credit linked notes are intended to replicate the economic effects that would apply had a Fund directly purchased the underlying reference credit.  The Fund generally will receive a fixed or floating coupon and the note’s par value upon maturity.  If a specified credit event occurs, such as default or bankruptcy, the Fund may experience a delay in payment or forego interest.  The maximum potential risk of loss is limited to the par amount of the credit linked note plus any accrued interest.  The reference credit and its credit rating, for each credit linked note, are presented parenthetically in the Schedules of Investments.

Options Transactions — A Fund may be subject to equity price, interest rate and foreign currency exchange rate risk in the normal course of pursuing its investment objective.  During the period, these Funds entered into options for the following reasons:  JNL/BlackRock Global Allocation Fund as a means of risk management, as a directional investment and to generate income; JNL/Franklin Templeton Mutual Shares Fund to manage exposure to or hedge

JNL Series Trust (Unaudited)

Notes to Financial Statements

June 30, 2012

changes in securities prices and as part of its overall investment strategy; JNL/Ivy Asset Strategy Fund to manage its exposure to or hedge changes in securities prices and foreign currencies, as a directional investment, as a means of risk management and as part of its overall investment strategy; JNL/Mellon Capital Management Global Alpha Fund as an efficient means of adjusting overall exposure to certain markets as part of its investment strategy; and JNL/PIMCO Real Return Fund and JNL/PIMCO Total Return Bond Fund to manage exposure to or hedge changes in interest rates and inflation.

An option is a contract that gives the purchaser of the option, in return for a premium paid, the right to buy a specified underlying instrument from the writer of the option (in the case of a call option), or to sell a specified underlying instrument to the writer of the option (in the case of a put option) at a designated price during the term of the option.  When a Fund purchases an option, the premium paid by the Fund is recorded as an asset and is subsequently marked-to-market to reflect the current value of the option.  Premiums paid for purchasing options which expire are treated as realized losses.  Premiums paid for purchasing options which are exercised or closed are added to the cost basis of the underlying investment or offset against the proceeds of the underlying investment transaction to determine realized gain or loss.  Purchasing call options tends to increase a Fund’s exposure to the underlying instrument.  Purchasing put options tends to decrease a Fund’s exposure to the underlying instrument.  The risks associated with purchasing options are limited to premiums paid and the failure of the counterparty to honor its obligation under the contract.  When a Fund writes a call or put option or an inflation cap or floor, the premium received by the Fund is recorded as a liability and is subsequently marked-to-market to reflect the current value of the option.  Premiums received from writing options which expire are treated as realized gains.  Premiums received from writing options which are exercised or closed are added to the proceeds of the underlying investment transaction or reduce the cost basis of the underlying investment to determine the realized gain or loss.  Writing call options tends to decrease a Fund’s exposure to the underlying instrument.  Writing put options tends to increase a Fund’s exposure to the underlying instrument.  The risk associated with writing an option that is exercised is that an unfavorable change in the price of the security underlying the option could result in a Fund buying the underlying security at a price higher than the current value or selling the underlying security at a price lower than the current market value.  There is also the risk a Fund may not be able to enter into a closing transaction if the market is illiquid.  Options written by a Fund do not give rise to counterparty credit risk, as they obligate the Fund, not the counterparty, to perform.

A Fund may buy and sell (“write”) call and put options on securities, futures, indices, currencies and swaps agreements (“swaptions”) and inflation caps and floors.  Options on futures are exchange traded.  There is no premium paid/received when purchasing/writing exchange traded options on futures.  Exchange traded options on futures are marked-to-market daily and change in value is recorded by the Fund as unrealized gain or loss.  Upon entering into an exchange traded option on futures, the Fund is required to deposit with the broker or counterparty an amount of cash or cash equivalents equal to a certain percentage of the contract amount known as the “initial margin”.  The Fund receives from or pays to the counterparty an amount of cash equal to the daily fluctuation in the value of the contracts.  Such receipts or payments, known as the “variation margin”, are recorded by the Fund until the contracts are terminated at which time realized gains and losses are recognized.  Exchange traded options on futures involve to varying degrees, risk of loss in excess of the variation margin recorded by the Fund.  Swaptions are similar to options on securities except that instead of purchasing the right to buy or sell a security, the writer or purchaser of the swap option is granting or buying the right to enter into a previously agreed upon interest rate or credit default swap agreement at any time before the expiration of the option.  Swaptions are illiquid investments.  Straddle options are written or purchased with premiums to be determined on a future date which are based upon implied volatility parameters at specified terms.  An inflation cap can be used to protect the buyer from inflation erosion above a certain rate.  An inflation floor can be used to provide downside protection to investments in inflation-linked products.  The maximum potential amount of future payments (undiscounted) that a Fund could be required to make under an inflation cap or floor would be the notional amount times the percentage increase (for an inflation cap) or decrease (for an inflation floor) in inflation determined by the difference between the index’s current value and the value at the time the inflation cap or floor was entered into.

Futures Contracts - A Fund may be subject to equity price, interest rate and foreign currency exchange rate risk in the normal course of pursuing its investment objective.  A Fund may buy and sell futures on equities, indices, interest rates, commodities and currencies.  During the period, these Funds entered into futures contracts for the following reasons:  JNL/AQR Managed Futures Strategy Fund to manage exposure to or hedge changes in securities prices and interest rates, to gain exposure to certain markets, to manage cash flows, to replicate treasury bond positions, as an efficient means of adjusting overall exposure to certain markets as part of its investment strategy and as a substitute for investment in physical securities; JNL/BlackRock Global Allocation Fund as a means of risk management, to manage cash flows and as a substitute for investment in physical securities; JNL/Goldman Sachs Core Plus Bond Fund to manage exposure to or hedge changes in interest rates and as an efficient means of adjusting overall exposure to certain markets as part of its investment strategy; JNL/Goldman Sachs Emerging Markets Debt Fund to manage exposure to or hedge changes in interest rates, to replicate treasury bond positions and as a means of risk management; JNL/Ivy Asset Strategy Fund to manage exposure to or hedge changes in securities prices, as an efficient means of adjusting overall exposure to certain markets as part of its investment strategy and as a means of risk management; JNL/JPMorgan International Value Fund to gain exposure to certain markets and for efficient management of cash flows; JNL/Mellon Capital Management Emerging Markets Index Fund, JNL/Mellon Capital Management S&P 500 Index Fund, JNL/Mellon Capital Management S&P 400 Mid Cap Index Fund, JNL/Mellon Capital Management Small Cap Index Fund and JNL/Mellon Capital Management International Index Fund to hedge accrued dividends and to manage cash flows; JNL/Mellon Capital Management Global Alpha Fund as an efficient means of adjusting overall exposure to certain markets as part of its investment strategy; JNL/Neuberger Berman Strategic Income Fund and JNL/T. Rowe Price Short-Term Bond Fund to manage exposure to or hedge changes in interest rates; JNL/PIMCO Real Return Fund and JNL/PIMCO Total Return Bond Fund to manage exposure to or hedge changes in interest rates, as an efficient means of adjusting overall exposure to certain markets as part of their investment strategy and as a substitute for investment in physical securities; and JNL/WMC Balanced Fund to manage exposure to or hedge changes in interest rates and as a means of risk management.  A futures contract is a standardized contract obligating two parties to exchange a specified asset at an agreed upon price and date.  Upon entering into a futures contract, the Fund is required to deposit with the broker or counterparty an amount of cash or cash equivalents equal to a certain percentage of the contract amount known as the “initial margin”.  The Fund receives from or pays to the counterparty an amount of cash equal to the daily fluctuation in the value of the contracts.  Such receipts or payments, known as the “variation margin”, are recorded by the Fund until the contracts

JNL Series Trust (Unaudited)

Notes to Financial Statements

June 30, 2012

are terminated at which time realized gains and losses are recognized.  Futures contracts involve to varying degrees, risk of loss in excess of the variation margin recorded by the Fund.  The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by a Fund or the change in the market value of an underlying entity and the prices of the futures contracts and the possibility a Fund may not be able to enter into a closing transaction because of an illiquid market.  With futures, there is minimal counterparty risk to a Fund since future contracts are exchange traded and the exchange’s clearinghouse, acting as counterparty to all exchange traded futures, guarantees the future contracts against default.

Forward Foreign Currency Contracts - A Fund may be subject to foreign currency exchange rate risk in the normal course of pursuing its investment objective.  During the period, these Funds entered into forward foreign currency contracts for the following reasons:  JNL/AQR Managed Futures Strategy Fund to gain directional exposure to currencies, to create foreign currency exposure on U.S. dollar cash balances, to minimize foreign currency exposure on investment securities denominated in foreign currencies and as part of its overall investment strategy; JNL/BlackRock Global Allocation Fund as a means of risk management and to gain directional exposure to currencies; JNL/Brookfield Global Infrastructure Fund to hedge foreign currency exposure between trade date and settlement date on investment security purchases and sales; JNL/Capital Guardian Global Balanced Fund and JNL/Ivy Asset Strategy Fund to minimize foreign currency exposure on investment securities denominated in foreign currencies, as a means of risk management and as part of their overall investment strategy; JNL/Franklin Templeton Global Multisector Bond Fund to gain directional exposure to currencies, to create foreign currency exposure on U.S. dollar cash balances, to minimize foreign currency exposure on investment securities denominated in foreign currencies, as a means of risk management and as part of its overall investment strategy; JNL/Franklin Templeton Mutual Shares Fund, JNL/Goldman Sachs Core Plus Bond Fund, JNL/PIMCO Real Return Fund and JNL/PIMCO Total Return Bond Fund to minimize foreign currency exposure on investment securities denominated in foreign currencies and as part of their overall investment strategy; JNL/Goldman Sachs Emerging Markets Debt Fund to gain directional exposure to currencies, to minimize foreign currency exposure on investment securities denominated in foreign currencies, as a means of risk management and as part of its overall investment strategy; JNL/JPMorgan International Value Fund to minimize foreign currency exposure on investment securities denominated in foreign currencies and to reduce currency deviations from its benchmark; JNL/Mellon Capital Management International Index Fund to create foreign currency exposure on U.S. dollar cash balances; and JNL/Mellon Capital Management Global Alpha Fund and JNL/T. Rowe Price Short-Term Bond Fund as part of their overall investment strategy.  A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date.  The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of a Fund’s investment securities, but it does establish a fixed rate of currency exchange that can be achieved in the future.  The value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates.  Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by a Fund as an unrealized gain or loss and as a receivable or payable from forward foreign currency contracts.  Upon settlement, or delivery or receipt of the currency, a realized gain or loss is recorded which is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.  Forward foreign currency contracts involve market risk in excess of the receivable or payable related to forward foreign currency contracts recorded by the Funds.  Although contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase.  Additionally, a Fund could be exposed to the risk of a previously hedged position becoming unhedged if the counterparty to a contract is unable to meet the terms of the contract or if the value of the currency changes unfavorably to the value of the offsetting currency.

Swap Agreements - Swap agreements are bilaterally negotiated agreements between a Fund and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.  Swap agreements are privately negotiated in the OTC market (“OTC swaps”) or may be executed in a multilateral or other trade facility platform, such as a registered exchange (“centrally cleared swaps”).  Swap agreements are illiquid investments.  If a Fund transacts in OTC swap agreements, they are a party to International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreements (“ISDA Master Agreements”) with select counterparties.  The ISDA Master Agreements govern transactions in OTC derivatives, including swap agreements and forward foreign currency contracts, and maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement.  Any election to early termination could be material to the financial statements.  The amount of collateral exchanged is based on provisions within the ISDA Master Agreements and is determined by the net exposure with the counterparty and is not identified for a specific OTC swap agreement.  Collateral paid or received from counterparties is included in receivable from/payable for deposits with/from counterparties in the Statements of Assets and Liabilities.

Swap agreements are marked-to-market daily and change in value is recorded by a Fund as an unrealized gain or loss.  OTC swap premiums paid or received at the beginning of the measurement period which are recorded by the Fund represent payments made or received upon entering into the OTC swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions relating to credit spreads, interest rates, currency exchange rates and other relevant factors as appropriate.  These upfront payments are amortized over the life of the swap agreement and recorded as a realized gain or loss upon termination or maturity of the swap agreement.  A liquidation payment received or made at the termination of the OTC swap agreement is recorded as a realized gain or loss.  Net periodic payments received or paid by a Fund are included as part of realized gain or loss.

Upon entering into a centrally cleared swap agreement, a Fund is required to deposit with the broker or counterparty an amount of cash or cash equivalent equal to a certain percentage of the centrally cleared swap agreement known as the “initial margin”.  The Fund receives from or pays to the counterparty an amount of cash equal to the daily fluctuation in the value of the centrally cleared swap agreement.  Such receipts or payments, known as the “variation margin”, are recorded by the Fund until the contracts are terminated at which time realized gains and losses are recognized.  Centrally cleared swap agreements involve to varying degrees, risk of loss in excess of the variation margin recorded by the Fund.

JNL Series Trust (Unaudited)

Notes to Financial Statements

June 30, 2012

Entering into swap agreements involves, to varying degrees, elements of credit and market risk in excess of the unrealized gain or loss recorded by a Fund.  Such risks involve the possibility that there will be no liquid market for these agreements, that there may be unfavorable changes in interest rates or value of underlying securities and that the counterparty to the agreements may default on its obligation to perform.  In addition, entering into swap agreements involves documentation risk resulting from the possibility that the parties to a swap agreement may disagree as to the meaning of contractual terms in the agreement.  The credit risk associated with contracts is reduced by master netting arrangements to the extent that if an event of default occurs, all amounts with the counterparty are terminated and settled on a net basis.  A Fund’s overall exposure to credit risk subject to master netting arrangements can change substantially within a short period, as it is affected by each transaction subject to the arrangement.

Interest Rate Swap Agreements - A Fund may be subject to interest rate risk in the normal course of pursuing its investment objective.  During the period, these Funds entered into interest rate swaps for the following reasons:  JNL/BlackRock Global Allocation Fund to manage duration; JNL/Goldman Sachs Core Plus Bond Fund to hedge against the risk that the value of fixed rate bond investments will decrease/increase as interest rates rise/fall, to execute yield curve, swap spread and sovereign relative value trades and to express views on a country’s interest rates; JNL/Goldman Sachs Emerging Markets Debt Fund to hedge the risk that the value of fixed rate bond investments will decrease/increase as interest rates rise/fall, to execute yield curve, swap spread and sovereign relative value trades, to express views on a country’s interest rates, to manage interest rate and yield curve exposure and as a substitute for investment in physical securities; and JNL/PIMCO Real Return Fund and JNL/PIMCO Total Return Bond Fund to manage duration, to manage interest rate and yield curve exposure and as a substitute for investment in physical securities.  Interest rate swap agreements involve the exchange by a Fund with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal.  Forms of interest rate swap agreements that the Funds have entered into may include:  fixed-for-floating rate swaps, under which a party agrees to pay a fixed rate in exchange for receiving a floating rate tied to a benchmark; floating-for-fixed rate swaps, under which a party agrees to pay a floating rate in exchange for receiving a fixed rate; interest rate caps, under which, in return for a premium, one party agrees to make payments to the other party to the extent that interest rates exceed a specified rate, or “cap”; interest rate floors, under which, in return for a premium, one party agrees to make payments to the other party to the extent that interest rates fall below a specified rate, or “floor”; interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding certain levels; callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost by a predetermined date and time prior to the maturity date; or forward spread locks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark.

A Fund’s maximum risk of loss from counterparty credit risk for an interest rate swap agreement is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent this amount is positive.  This risk is mitigated by having a master netting arrangement between a Fund and the counterparty and by posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Cross-Currency Swap Agreements — A Fund may be subject to interest rate risk and foreign currency exchange risk in the normal course of pursuing its investment objective.  During the period, JNL/BlackRock Global Allocation Fund held cross-currency swaps to gain directional exposure to currencies and as a means of risk management.  Cross-currency swaps are interest rate swaps in which one party pays a stream of interest payments, either fixed or floating, in exchange for another party’s stream of interest payments, either fixed or floating, based on the notional amounts of two different currencies.  The notional amounts are typically determined based on the spot exchange rates at the inception of the trade.  Cross-currency swaps may also involve an exchange of notional amounts at the start, during or at expiration of the contract, either at the current spot or another specified rate.  A Fund’s maximum risk of loss from counterparty credit risk is generally the aggregate unrealized gain netted against any collateral pledged by the counterparty.

Credit Default Swap Agreements — A Fund may be subject to credit risk in the normal course of pursuing its investment objective.  During the period, these Funds entered into credit default swap agreements for the following reasons:  JNL/BlackRock Global Allocation Fund as a means of risk management; JNL/Goldman Sachs Core Plus Bond Fund to provide a measure of protection against defaults of issuers and to manage credit exposure; JNL/Neuberger Berman Strategic Income Fund to manage credit exposure and as a substitute for investment in physical securities; JNL/PIMCO Real Return Fund to manage credit exposure and in combination with cash bonds exposure (1) to take advantage of spread variances between cash bonds and the credit default swap agreement or (2) to hedge the underlying exposure to the cash bonds; and JNL/PIMCO Total Return Bond Fund to manage credit exposure.  Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return if a credit event occurs for the referenced entity, obligation or index.  A credit event is defined under the terms of each swap agreement and may include, but is not limited to, underlying entity default, bankruptcy, write-down, principal shortfall or interest shortfall.

As a seller of protection, a Fund will generally receive from the buyer of protection a premium in return for such protection and/or a fixed rate of income throughout the term of the swap if there is no credit event.  As a seller, a Fund adds leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap.  If a Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.  If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced

JNL Series Trust (Unaudited)

Notes to Financial Statements

June 30, 2012

index.  Until a credit event occurs, recovery values are determined by market makers considering either industry standard recovery rates or entity specific factors and considerations.  When a credit event occurs, the recovery value is determined by a facilitated auction, administered by ISDA, whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

A Fund may use credit default swap agreements on corporate or sovereign issues to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.  If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation.  The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event).

A Fund may use credit default swap agreements on asset-backed securities to provide a measure of protection against defaults of the referenced obligation or to take an active long or short position with respect to the likelihood of a particular referenced obligation’s default.  Unlike credit default swaps on corporate or sovereign issues, deliverable obligations in most instances would be limited to the specific referenced obligation because performance for asset-backed securities can vary across deals.  Write-downs, such as prepayments and principal pay downs, or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation.  These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement will be adjusted by corresponding amounts.

A Fund may use credit default swap agreements on credit indices to hedge a portfolio of credit default swap agreements or bonds, to protect investors owning bonds against default and to speculate on changes in credit quality.  A credit index is a basket of credit instruments or exposures designed to represent a portion of the credit market.  These indices consist of reference credits that are considered to be the liquid entities in the credit default swap market based on the index sector.  Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities and emerging market securities.  These components can be determined based upon various credit ratings within each sector.  Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates.  An index credit default swap references all the issuers in the index, and if there is a credit event, the credit event is settled based on that issuer’s weight in the index.  The composition of the indices changes periodically, usually every six months, and for most indices, each issuer has an equal weight in the index.

Either as a seller of protection or a buyer of protection of a credit default swap agreement, a Fund’s maximum risk of loss from counterparty risk is the fair value of the agreement.  This risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by obtaining collateral from the counterparty to cover the Fund’s exposure to the counterparty.  The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement.  Notional amounts of all credit default swap agreements outstanding as of June 30, 2012, for which the Fund is the seller of protection, are disclosed in the Notes to the Schedules of Investments.  These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.

Total Return Swap Agreements - A Fund may be subject to equity price, credit and interest rate risk in the normal course of pursuing its investment objective.  During the period, these Funds entered into total return swaps for the following reasons:  JNL/AQR Managed Futures Strategy Fund to manage exposure to or hedge against changes in securities prices and interest rates, as a substitute for investment in physical securities and as an efficient means of adjusting overall exposure to certain markets as part of its investment strategy; JNL/BlackRock Global Allocation Fund as a substitute for investment in physical securities; JNL/Goldman Sachs Emerging Markets Debt Fund to manage exposure to or hedge against changes in securities prices and interest rates, as a substitute for investment in physical securities and as an efficient means of adjusting overall exposure to certain markets as part of its investment strategy; and JNL/PIMCO Real Return Fund to manage exposure to or hedge against changes in interest rates and as a substitute for investment in physical securities.  Some total return swap agreements involve a commitment to pay periodic interest payments in exchange for a market linked return based on a security or a basket of securities.  To the extent the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a Fund will receive a payment from or make a payment to the counterparty.   A Fund’s maximum risk of loss from counterparty credit risk for this type of total return swap agreement is the discounted net value of the cash flows to be received from or paid to the counterparty over the contract’s remaining life, to the extent this amount is positive.  Other total return swap agreements involve a right to receive the appreciation in value of a specified security, index or other instrument in return for a fee paid to the counterparty, which will typically be an agreed upon rate.  To the extent the underlying asset declines in value over the term of the swap, a Fund may also be required to pay the value of that decline to the counterparty.  A Fund’s maximum risk of loss from counterparty credit risk for this type of total return swap agreement is the value of the underlying security, index or other financial instrument.  The counterparty credit risk for the total return swap agreement is mitigated by having a master netting arrangement between a Fund and the counterparty and by posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Non-Deliverable Bond Forward Contract - A Fund may be subject to interest rate risk in the normal course of pursuing its investment objective.  During the period, JNL/Goldman Sachs Emerging Markets Debt Fund held non-deliverable bond forward contracts to manage exposure to or hedge changes in foreign currencies, to gain directional exposure to currencies, to minimize foreign currency exposure on investment securities denominated in foreign currencies, as a means of risk management and as part of its overall investment strategy.  A non-deliverable bond forward contract is a short-term forward agreement between two parties to buy or sell a bond denominated in a non-deliverable foreign currency at a specified price and date.  Non-deliverable bond forward contracts are marked-to-market daily and change in value is recorded by a Fund as an unrealized gain or loss.  A realized gain or loss is recorded at termination of the contract.  The use of these instruments involves the risk that the counterparty to the agreements may default on its

JNL Series Trust (Unaudited)

Notes to Financial Statements

June 30, 2012

obligation to perform.  These contracts may be illiquid, and changes in their values may not directly correlate with changes in the value of the underlying security.  The Funds must set aside liquid assets to cover their obligations under these contracts.  The maximum amount of potential loss for a non-deliverable bond forward contract is the value of the contract.

For Funds which held more than one type of derivative during the period ended June 30, 2012, the following is a summary of the fair valuations of each Fund’s derivative instruments categorized by risk exposure (in thousands), which references the location on the Statements of Assets and Liabilities and the realized and unrealized gain or loss in the Statements of Operations for each derivative instrument.  Funds which held only one type of derivative during the period are not included in the table as the location on the Statements of Assets and Liabilities and the realized and unrealized gain loss on the Statements of Operations can be referenced directly on each Fund’s respective statements.

	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
JNL/AQR Managed Futures Strategy Fund
Fair values of derivative instruments on the Statement of Assets and Liabilities as of June 30, 2012:
Assets:
Variation margin	$—	$95	$—	$29	$124
Forward foreign currency contracts	—	—	5,744	—	5,744
Unrealized appreciation on swap agreements	—	—	—	86	86
	$—	$95	$5,744	$115	$5,954
Liabilities:
Variation margin	$—	$3,304	$—	$878	$4,182
Forward foreign currency contracts	—	—	12,261	—	12,261
Unrealized depreciation on swap agreements	—	—	—	343	343
	$—	$3,304	$12,261	$1,221	$16,786
The effect of derivative instruments on the Statement of Operations for the period ended June 30, 2012:
Net realized gain (loss) on:
Swap agreements	$—	$(446)	$—	$479	$33
Foreign currency related items	—	—	3,421	—	3,421
Futures contracts	—	6,342	—	5,853	12,195
	$—	$5,896	$3,421	$6,332	$15,649
Net Change in unrealized appreciation (depreciation) on:
Swap agreements	$—	$(264)	$—	$(321)	$(585)
Foreign currency related items	—	—	(8,715)	—	(8,715)
Futures contracts	—	(4,929)	—	(2,036)	(6,965)
	$—	$(5,193)	$(8,715)	$(2,357)	$(16,265)
JNL/BlackRock Global Allocation Fund
Fair values of derivative instruments on the Statement of Assets and Liabilities as of June 30, 2012:
Assets:
Investments — unaffiliated, at value*	$—	$2,918	$509	$—	$3,427
Variation margin	—	345	—	—	345
Forward foreign currency contracts	—	—	516	—	516
Unrealized appreciation on swap agreements	—	49	—	20	69
Swaps premiums paid	309	—	—	—	309
	$309	$3,312	$1,025	$20	$4,666
Liabilities:
Variation margin	$—	$352	$—	$—	$352
Options written, at value	—	2,576	244	6	2,826
Forward foreign currency contracts	—	—	868	—	868
Unrealized depreciation on swap agreements	142	—	—	—	142
Swaps premiums received	—	—	—	—	—
	$142	$2,928	$1,112	$6	$4,188
The effect of derivative instruments on the Statement of Operations for the period ended June 30, 2012:
Net realized gain (loss) on:
Unaffiliated investments*	$—	$(1,500)	$—	$—	$(1,500)
Swap agreements	32	86	(17)	196	297
Foreign currency related items	—	—	1,065	—	1,065
Futures contracts	—	(1,344)	—	—	(1,344)
Written option contracts	—	1,769	—	—	1,769
	$32	$(989)	$1,048	$196	$287
Net Change in unrealized appreciation (depreciation) on:
Investments*	$—	$(1,855)	$(43)	$—	$(1,898)
Swap agreements	(142)	(4)	15	(6)	(137)
Foreign currency related items	—	—	(460)	—	(460)
Futures contracts	—	195	—	—	195
Written option contracts	—	261	171	(4)	428
	$(142)	$(1,403)	$(317)	$(10)	$(1,872)

JNL Series Trust (Unaudited)

Notes to Financial Statements

June 30, 2012

	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
JNL/Franklin Templeton Mutual Shares Fund
Fair values of derivative instruments on the Statement of Assets and Liabilities as of June 30, 2012:
Assets:
Investments — unaffiliated, at value*	$—	$—	$—	$—	$—
Forward foreign currency contracts	—	—	2,304	—	2,304
	$—	$—	$2,304	$—	$2,304
Liabilities:
Forward foreign currency contracts	$—	$—	$274	$—	$274
Options written, at value	—	—	—	—	—
	$—	$—	$274	$—	$274
The effect of derivative instruments on the Statement of Operations for the period ended June 30, 2012:
Net realized gain (loss) on:
Foreign currency related items	$—	$—	$3,036	$—	$3,036
Written option contracts	—	35	—	—	35
	$—	$35	$3,036	$—	$3,071
Net Change in unrealized appreciation (depreciation) on:
Foreign currency related items	$—	$—	$(2,341)	$—	$(2,341)
Written option contracts	—	13	—	—	13
	$—	$13	$(2,341)	$—	$(2,328)
JNL/Goldman Sachs Core Plus Bond Fund
Fair values of derivative instruments on the Statement of Assets and Liabilities as of June 30, 2012:
Assets:
Variation margin	$—	$—	$—	$105	$105
Forward foreign currency contracts	—	—	1,184	—	1,184
Unrealized appreciation on swap agreements	313	—	—	2,424	2,737
Swaps premiums paid	133	—	—	36	169
	$446	$—	$1,184	$2,565	$4,195
Liabilities:
Variation margin	$—	$—	$—	$2,045	$2,045
Forward foreign currency contracts	—	—	1,922	—	1,922
Unrealized depreciation on swap agreements	410	—	—	3,364	3,774
Swaps premiums received	2,044	—	—	1,295	3,339
	$2,454	$—	$1,922	$6,704	$11,080
The effect of derivative instruments on the Statement of Operations for the period ended June 30, 2012:
Net realized gain (loss) on:
Swap agreements	$(1,457)	$—	$—	$458	$(999)
Foreign currency related items	—	—	1,348	—	1,348
Futures contracts	—	—	—	4,694	4,694
	$(1,457)	$—	$1,348	$5,152	$5,043
Net Change in unrealized appreciation (depreciation) on:
Swap agreements	$(41)	$—	$—	$(884)	$(925)
Foreign currency related items	—	—	(456)	—	(456)
Futures contracts	—	—	—	(1,238)	(1,238)
	$(41)	$—	$(456)	$(2,122)	$(2,619)
JNL/Goldman Sachs Emerging Markets Debt Fund
Fair values of derivative instruments on the Statement of Assets and Liabilities as of June 30, 2012:
Assets:
Variation margin	$—	$—	$—	$31	$31
Forward foreign currency contracts	—	—	10,906	—	10,906
Unrealized appreciation on swap agreements	—	—	—	4,317	4,317
Swaps premiums paid	—	—	—	—	—
	$—	$—	$10,906	$4,348	$15,254
Liabilities:
Variation margin	$—	$—	$—	$—	$—
Forward foreign currency contracts	—	—	7,626	—	7,626
Unrealized depreciation on swap agreements	—	—	—	381	381
Swaps premiums received	—	—	—	—	—
	$—	$—	$7,626	$381	$8,007
The effect of derivative instruments on the Statement of Operations for the period ended June 30, 2012:
Net realized gain (loss) on:
Swap agreements	$(114)	$—	$—	$(1,269)	$(1,383)
Foreign currency related items	—	—	11,504	—	11,504
Futures contracts	—	—	—	(190)	(190)
	$(114)	$—	$11,504	$(1,459)	$9,931
Net Change in unrealized appreciation (depreciation) on:
Swap agreements	$54	$—	$—	$5,877	$5,931
Foreign currency related items	—	—	3,334	—	3,334
Futures contracts	—	—	—	(12)	(12)
	$54	$—	$3,334	$5,865	$9,253

JNL Series Trust (Unaudited)

Notes to Financial Statements

June 30, 2012

	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
JNL/Ivy Asset Strategy Fund
Fair values of derivative instruments on the Statement of Assets and Liabilities as of June 30, 2012:
Assets:
Investments — unaffiliated, at value*	$—	$6,102	$—	$—	$6,102
Variation margin	—	—	—	—	—
Forward foreign currency contracts	—	—	—	—	—
	$—	$6,102	$—	$—	$6,102
Liabilities:
Variation margin	$—	$—	$—	$—	$—
Options written, at value	—	2,236	—	—	2,236
Forward foreign currency contracts	—	—	1,774	—	1,774
	$—	$2,236	$1,774	$—	$4,010
The effect of derivative instruments on the Statement of Operations for the period ended June 30, 2012:
Net realized gain (loss) on:
Unaffiliated investments*	$—	$(11,149)	$(2,879)	$—	$(14,028)
Foreign currency related items	—	—	6,206	—	6,206
Futures contracts	—	(4,584)	—	—	(4,584)
Written option contracts	—	7,275	2,785	—	10,060
	$—	$(8,458)	$6,112	$—	$(2,346)
Net Change in unrealized appreciation (depreciation) on:
Investments*	$—	$(12,178)	$(451)	$—	$(12,629)
Foreign currency related items	—	—	(5,006)	—	(5,006)
Futures contracts	—	—	—	—	—
Written option contracts	—	4,595	(1,226)	—	3,369
	$—	$(7,583)	$(6,683)	$—	$(14,266)
JNL/JPMorgan International Value Fund
Fair values of derivative instruments on the Statement of Assets and Liabilities as of June 30, 2012:
Assets:
Variation margin	$—	$—	$—	$—	$—
Forward foreign currency contracts	—	—	3,162	—	3,162
	$—	$—	$3,162	$—	$3,162
Liabilities:
Variation margin	$—	$—	$—	$—	$—
Forward foreign currency contracts	—	—	1,347	—	1,347
	$—	$—	$1,347	$—	$1,347
The effect of derivative instruments on the Statement of Operations for the period ended June 30, 2012:
Net realized gain (loss) on:
Foreign currency related items	$—	$—	$(3)	$—	$(3)
Futures contracts	—	(1,156)	—	—	(1,156)
	$—	$(1,156)	$(3)	$—	$(1,159)
Net Change in unrealized appreciation (depreciation) on:
Foreign currency related items	$—	$—	$602	$—	$602
Futures contracts	—	—	—	—	—
	$—	$—	$602	$—	$602
JNL/Mellon Capital Management International Index Fund
Fair values of derivative instruments on the Statement of Assets and Liabilities as of June 30, 2012:
Assets:
Variation margin	$—	$601	$—	$—	$601
Forward foreign currency contracts	—	—	193	—	193
	$—	$601	$193	$—	$794
Liabilities:
Variation margin	$—	$—	$—	$—	$—
Forward foreign currency contracts	—	—	132	—	132
	$—	$—	$132	$—	$132
The effect of derivative instruments on the Statement of Operations for the period ended June 30, 2012:
Net realized gain (loss) on:
Foreign currency related items	$—	$—	$(308)	$—	$(308)
Futures contracts	—	(148)	—	—	(148)
	$—	$(148)	$(308)	$—	$(456)
Net Change in unrealized appreciation (depreciation) on:
Foreign currency related items	$—	$—	$72	$—	$72
Futures contracts	—	693	—	—	693
	$—	$693	$72	$—	$765
JNL/Mellon Capital Management Global Alpha Fund
Fair values of derivative instruments on the Statement of Assets and Liabilities as of June 30, 2012:
Assets:
Investments — unaffiliated, at value*	$—	$—	$—	$8,747	$8,747
Variation margin	—	5,488	—	607	6,095
Forward foreign currency contracts	—	—	7,606	—	7,606
	$—	$5,488	$7,606	$9,354	$22,448

JNL Series Trust (Unaudited)

Notes to Financial Statements

June 30, 2012

	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
JNL/Mellon Capital Management Global Alpha Fund (continued)
Liabilities:
Options written, at value	$—	$—	$—	$—	$—
Variation margin	—	2,821	—	817	3,638
Forward foreign currency contracts	—	—	6,223	—	6,223
	$—	$2,978	$6,223	$817	$9,861
The effect of derivative instruments on the Statement of Operations for the period ended June 30, 2012:
Net realized gain (loss) on:
Unaffiliated investments*	$—	$—	$—	$1,757	$1,757
Foreign currency related items	—	—	1,900	—	1,900
Futures contracts and exchange traded option contracts	—	2,764	—	4,603	7,367
Written option contracts	—	—	—	—	—
	$—	$2,764	$1,900	$6,360	$11,024
Net Change in unrealized appreciation (depreciation) on:
Investments*	$—	$—	$—	$(79)	$(79)
Foreign currency related items	—	—	(6,404)	—	(6,404)
Futures contracts and exchange traded option contracts	—	(6,550)	—	(4,800)	(11,350)
Written option contracts	—	—	—	—	—
	$—	$(6,550)	$(6,404)	$(4,879)	$(17,7833)
JNL/Neuberger Berman Strategic Fund
Fair values of derivative instruments on the Statement of Assets and Liabilities as of June 30, 2012:
Assets:
Variation margin	$—	$—	$—	$8	$8
Unrealized appreciation on swap agreements	16	—	—	—	16
Swaps premiums paid	—	—	—	—	—
	$16	$—	$—	$8	$24
Liabilities:
Variation margin	$—	$—	$—	$10	$10
Unrealized depreciation on swap agreements	6	—	—	—	6
Swaps premiums received	74	—	—	—	74
	$80	$—	$—	$10	$90
The effect of derivative instruments on the Statement of Operations for the period ended June 30, 2012:
Net realized gain (loss) on:
Swap agreements	$1	$—	$—	$—	$1
Futures contracts	—	—	—	15	15
	$1	$—	$—	$15	$16
Net Change in unrealized appreciation (depreciation) on:
Swap agreements	$10	$—	$—	$—	$10
Futures contracts	—	—	—	(22)	(22)
	$10	$—	$—	$(22)	$(12)
JNL/PIMCO Real Return Fund
Fair values of derivative instruments on the Statement of Assets and Liabilities as of June 30, 2012:
Assets:
Investments — unaffiliated, at value*	$—	$—	$—	$2,350	$2,350
Variation margin on futures and centrally cleared swap agreements	—	—	—	578	578
Forward foreign currency contracts	—	—	4,880	—	4,880
Unrealized appreciation on swap agreements	864	—	—	2,531	3,395
Swaps premiums paid	3,215	—	—	824	4,039
	$4,079	$	$4,880	$6,283	$15,242
Liabilities:
Variation margin on futures and centrally cleared swap agreements	$—	$—	$—	$125	$125
Options written, at value	—	—	—	4,974	4,974
Forward foreign currency contracts	—	—	9,163	—	9,163
Unrealized depreciation on swap agreements	1,012	—	—	1	1,013
Swaps premiums received	125	—	—	3	128
	$1,137	$—	$9,163	$5,103	$15,403
The effect of derivative instruments on the Statement of Operations for the period ended June 30, 2012:
Net realized gain (loss) on:
Unaffiliated investments*	$—	$—	$—	$—	$—
Swap agreements	1,052	—	—	1,369	2,421
Foreign currency related items	—	—	15,984	—	15,984
Futures contracts	—	—	—	3,648	3,648
Written option contracts	—	—	—	1,309	1,309
	$1,052	$—	$15,984	$6,326	$23,362

JNL Series Trust (Unaudited)

Notes to Financial Statements

June 30, 2012

	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
JNL/PIMCO Real Return Fund (continued)
Net Change in unrealized appreciation (depreciation) on:
Investments*	$—	$—	$—	$(332)	$(332)
Swap agreements	886	—	—	1,727	2,613
Foreign currency related items	—	—	(8,637)	—	(8,637)
Futures contracts	—	—	—	(4,248)	(4,248)
Written option contracts	—	—	—	(854)	(854)
	$886	$—	$(8,637)	$(3,707)	$(11,458)
JNL/PIMCO Total Return Bond Fund
Fair values of derivative instruments on the Statement of Assets and Liabilities as of June 30, 2012:
Assets:
Investments — unaffiliated, at value*	$—	$—	$—	$—	$—
Variation margin on futures and centrally cleared swap agreements	—	—	—	908	908
Forward foreign currency contracts	—	—	1,177	—	1,177
Unrealized appreciation on swap agreements	2,717	—	—	444	3,161
Swaps premiums paid	4,001	—	—	40	4,041
	$6,718	$—	$1,177	$1,392	$9,287
Liabilities:
Variation margin on futures and centrally cleared swap agreements	$—	$—	$—	$107	$107
Options written, at value	—	—	—	592	592
Forward foreign currency contracts	—	—	7,776	—	7,776
Unrealized depreciation on swap agreements	3,214	—	—	—	3,214
Swaps premiums received	3,176	—	—	128	3,304
	$6,390	$—	$7,776	$827	$14,993
The effect of derivative instruments on the Statement of Operations for the period ended June 30, 2012:
Net realized gain (loss) on:
Unaffiliated investments*	$—	$—	$—	$—	$—
Swap agreements	512	—	—	23,166	23,678
Foreign currency related items	—	—	22,737	—	22,737
Futures contracts	—	—	—	7,151	7,151
Written option contracts	—	—	—	4,241	4,241
	$512	$—	$22,737	$34,558	$57,807
Net Change in unrealized appreciation (depreciation) on:
Investments*	$—	$—	$—	$—	$—
Swap agreements	7,635	—	—	(12,165)	(4,530)
Foreign currency related items	—	—	(15,090)	—	(15,090)
Futures contracts	—	—	—	(12,636)	(12,636)
Written option contracts	—	—	—	1,638	1,638
	$7,635	$—	$(15,090)	$(23,163)	$(30,618)
JNL/T. Rowe Price Short-Term Bond Fund
Fair values of derivative instruments on the Statement of Assets and Liabilities as of June 30, 2012:
Assets:
Variation margin	$—	$—	$—	$90	$90
Forward foreign currency contracts	—	—	—	—	—
	$—	$—	$—	$90	$90
Liabilities:
Variation margin	$—	$—	$—	$10	$10
Forward foreign currency contracts	—	—	—	—	—
	$—	$—	$—	$10	$10
The effect of derivative instruments on the Statement of Operations for the period ended June 30, 2012:
Net realized gain (loss) on:
Foreign currency related items	$—	$—	$(17)	$—	$(17)
Futures contracts	—	—	—	(47)	(47)
	$—	$—	$(17)	$(47)	$(64)
Net Change in unrealized appreciation (depreciation) on:
Foreign currency related items	$—	$—	$17	$—	$17
Futures contracts	—	—	—	166	166
	$—	$—	$17	$166	$183

* Purchased options market value is reflected in Investments - unaffiliated, at value. Realized gain (loss) and change in unrealized appreciation (depreciation) on purchased options are reflected in realized gain (loss) on Unaffiliated investments and change in unrealized appreciation (depreciation) on Investments, respectively, in the Statement of Operations.

JNL Series Trust (Unaudited)

Notes to Financial Statements

June 30, 2012

The derivative instruments outstanding as of June 30, 2012, as disclosed in the Notes to Schedules of Investments and the amounts of realized and changes in unrealized gains and losses on derivative instruments during the period ended June 30, 2012, as disclosed in the Statements of Operations, serve as indicators of the volume of derivative activity for the Funds.  For Funds which held more than one type of derivative during the period ended June 30, 2012, the average monthly volume of derivative activities (in thousands) is as follows:

	JNL/AQR Managed Futures Strategy Fund	JNL/Blackrock Global Allocation Fund	JNL/Franklin Templeton Mutual Shares Fund	JNL/Goldman Sachs Core Plus Bond Fund	JNL/Goldman Emerging Markets Debt Fund
Options Purchased and Written
Premiums Paid(1)	$23,855	$3,261	$—	$—	$—
Premiums Received(1)	—	2,881	5	—	—
Futures Contracts
Long(2)	2,107,984	12,287	—	292,068	2,013
Short(2)	114,511	2,449	—	165,015	1,585
Forward Foreign Currency Contracts
Purchased(1)	949,863	15,479	11,967	197,932	775,608
Sold(1)	989,305	33,726	107,938	237,705	599,436
Interest Rate Swap Agreements
Paying Floating Rate(3)	—	19,360	—	231,001	64,390
Receiving Floating Rate(3)	—	4,640	—	331,474	30,266
Credit Default Swap Agreements
Purchase Protection(3)	—	13	—	89,882	—
Sell Protection(3)	—	—	—	54,988	339
Total Return Swap Agreements
Purchase Protection(3)	174,985	13	—	—	4,095
Sell Protection(3)	208	—	—	—	—

	JNL/Ivy Asset Strategy Fund	JNL/JPMorgan International Value Fund	JNL/Mellon Capital Management International Index Fund	JNL/ Mellon Capital Management Global Alpha Fund	JNL/Neuberger Berman Strategic Income Fund
Options Purchased and Written
Premiums Paid(1)	$15,189	$—	$—	$23,855	$—
Premiums Received(1)	5,106	—	—	—	—
Futures Contracts
Long(2)	—	1,599	25,774	287,921	206
Short(2)	—	—	—	395,367	627
Forward Foreign Currency Contracts
Purchased(1)	96,914	120,150	55,640	637,969	—
Sold(1)	198,583	110,667	37,441	578,952	—
Interest Rate Swap Agreements
Paying Floating Rate(3)	—	—	—	—	—
Receiving Floating Rate(3)	—	—	—	—	—
Credit Default Swap Agreements
Purchase Protection(3)	—	—	—	—	—
Sell Protection(3)	—	—	—	—	544
Total Return Swap Agreements
Purchase Protection(3)	—	—	—	—	—
Sell Protection(3)	—	—	—	—	—

	JNL/PIMCO Real Return Fund	JNL/PIMCO Total Return Bond Fund	JNL/T. Rowe Price Short-Term Bond Fund
Options Purchased and Written
Premiums Paid(1)	$623	$—	$—
Premiums Received(1)	3,534	9,315	—
Futures Contracts
Long(2)	420,802	716,620	9,921
Short(2)	12,749	604	3,176
Forward Foreign Currency Contracts
Purchased(1)	92,246	273,493	7,776
Sold(1)	455,535	654,963	7,761
Interest Rate Swap Agreements
Paying Floating Rate(3)	83,829	277,920	—
Receiving Floating Rate(3)	—	1,543	—
Credit Default Swap Agreements
Purchase Protection(3)	9,000	—	—
Sell Protection(3)	71,900	499,249	—
Total Return Swap Agreements
Purchase Protection(3)	—	—	—
Sell Protection(3)	—	6,274	—

(1) Cost
(2) Value at cost
(3) Notional Amount in USD

JNL Series Trust (Unaudited)

Notes to Financial Statements

June 30, 2012

Pledged or Segregated Collateral — The following table summarizes cash and securities collateral pledged for options contracts, futures contracts, forward foreign currency contracts and swap agreements or segregated for securities sold short, swap agreements and delayed delivery securities (in thousands):

	Options			Forward Foreign Currency		Securities	Swap Agreements		Delayed	Total Pledged or
	Contracts	Futures Contracts		Contracts	Master	Sold Short	Pledged or		Delivery	Segregated
	Pledged Cash	Pledged Cash	Pledged Securities	Pledged Cash	Forwards Securities	Segregated Securities	Segregated Cash	Segregated Securities	Segregated Securities	Cash and Securities
JNL/AQR Managed Futures Strategy Fund	$—	$14,825	$—	$—	$—	$—	$—	$—	$—	$14,825
JNL/BlackRock Global Allocation Fund	1,987	1,591	—	—	—	—	—	—	—	3,578
JNL/Franklin Templeton Global Multisector Bond Fund	—	—	—	1,050	—	—	—	—	—	1,050
JNL/Goldman Sachs Core Plus Bond Fund	—	—	4,587	—	—	—	4,829	—	—	9,416
JNL/Goldman Sachs Emerging Markets Debt Fund	—	190	—	—	—	—	—	—	—	190
JNL/Goldman Sachs U.S. Equity Flex Fund	—	—	—	—	—	37,211	—	—	—	37,211
JNL/Mellon Capital Management S&P 500 Index Fund	—	—	2,360	—	—	—	—	—	—	2,360
JNL/Mellon Capital Management S&P 400 Mid Cap Index Fund	—	—	1,545	—	—	—	—	—	—	1,545
JNL/Mellon Capital Management Small Cap Index Fund	—	—	2,180	—	—	—	—	—	—	2,180
JNL/Mellon Capital Management International Index Fund	—	—	1,325	—	—	—	—	—	—	1,325
JNL/Mellon Capital Management Global Alpha Fund	—	—	27,930	—	—	—	—	—	—	27,930
JNL/Mellon Capital Management Emerging Markets Index Fund	—	—	170	—	—	—	—	—	—	170
JNL/Neuberger Berman Strategic Income Fund	—	37	—	—	—	—	—	—	—	37
JNL/PIMCO Real Return Fund	—	—	2,546	—	—	—	—	10,059	1,448	14,053
JNL/PIMCO Total Return Bond Fund	—	—	825	—	—	—	—	9,226	—	10,051
JNL/T. Rowe Short Term Bond Fund	—	—	147	—	—	—	—	—	—	147

NOTE 6.  INVESTMENT RISKS AND REGULATORY MATTERS

Emerging Market Securities Risk — Investing in securities of emerging market countries generally involves greater risk than investing in foreign securities in developed markets.  Emerging market countries typically have economic and political systems that are less fully developed and are likely to be less stable than those in more advanced countries.  These risks include the potential for government intervention, adverse changes in earnings and business prospects, liquidity, credit and currency risks, and price volatility.

Foreign Securities Risk - Investing in securities of foreign companies and foreign governments generally involves special risks and considerations not typically associated with investing in U.S. companies and the U.S. government.  These risks include the potential for revaluation of currencies, different accounting policies and future adverse political and economic developments.  Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices may be more volatile than those of securities of comparable U.S. companies and the U.S. government.

Currency Risk - Investing directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in financial derivatives that provide exposure to foreign currencies, involves the risk that those currencies will decline in value relative to the base currency of a Fund, or, in the case of hedging positions, that a Fund’s base currency will decline in value relative to the currency being hedged.  Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, general economics of a country, actions (or inaction) of U.S., foreign governments, central banks or supranational entities such as the International Monetary Fund, the imposition of currency controls or other political developments in the United States or abroad.

Market, Credit and Counterparty Risk - In the normal course of business, the Funds trade financial instruments and enter into financial transactions where the risk of potential loss exists due to changes in the market (“market risk”) or failure of the other party to a transaction to perform (“credit risk”).  Similar to credit risk, the Funds may be exposed to counterparty risk, or the risk that an institution or other entity with which the Funds have unsettled or open transactions will default.  Financial assets, which potentially expose the Funds to credit risk, consist principally of investments and cash due from counterparties (“counterparty risk”).  The extent of the Funds’ exposure to credit and counterparty risks in respect to these financial assets is incorporated within their carrying value as recorded in the Funds’ Statements of Assets and Liabilities.  For certain derivative contracts, the potential loss could exceed the value of the financial assets recorded in the financial statements.

JNL Series Trust (Unaudited)

Notes to Financial Statements

June 30, 2012

Private Equity Companies Risk - There are inherent risks in investing in private equity companies, which encompass financial institutions or vehicles whose principal business is to invest in and lend capital to privately held companies.  Generally, little public information exists for private and thinly traded companies, and there is a risk that investors may not be able to make a fully informed investment decision.  In addition, private equity companies are subject to minimal regulation.  In addition to the risks associated with the JNL/Red Rocks Listed Private Equity Fund’s direct investments, the Fund is also subject to the underlying risks which affect the listed private equity companies in which the Fund invests.  Listed private equity companies are subject to various risks depending on their underlying investments, which could include, but are not limited to, additional liquidity, sector, non-U.S. security, currency, credit, managed portfolio and derivatives risks.

Real Estate Investment Risk — The JNL/Invesco Global Real Estate Fund concentrates its assets in the real estate industry and an investment in the Fund will be closely linked to the performance of the real estate markets.  Property values may fall due to increasing vacancies or declining rents resulting from economic, legal, cultural or technological developments.  Many real estate companies, including real estate investment trusts (“REITs”), utilize leverage (and some may be highly leveraged), which increases investment risk and could adversely affect a real estate company’s operations and market value in periods of rising interest rates.  The value of a Fund’s investment in REITs may be affected by the management skill of the persons managing the REIT.  Because REITs have expenses of their own, the Fund will bear a proportional share of those expenses.  Due to the fact that the Fund focuses its investments in REITs and other companies related to the real estate industry, the value of shares may rise and fall more than the value of shares of a fund that invests in a broader range of companies.

Master Limited Partnership Risk — A Fund may invest in Master Limited Partnerships (“MLPs”).  Investment in MLPs involves some risks that differ from an investment in the common stock of a corporation.  Holders of MLPs have limited control on matters affecting the partnership.  Investing in MLPs involves certain risks related to investing in the underlying assets of the MLPs and risks associated with pooled investment vehicles.  MLPs holding credit-related investments are subject to interest rate risk and the risk of default on payment obligations by debt issuers.  MLPs that concentrate in a particular industry or a particular geographic region are subject to risks associated with such industry or region.  MLPs may derive income and gains from the exploration, development, mining or production, processing, refining, transportation (including pipelines transporting gas, oil, or products thereof), or the marketing of any mineral or natural resources.  The benefit derived from the Fund’s investment in MLPs is largely dependent on the MLPs being treated as partnerships for Federal income tax purposes.

Senior and Junior Loan Risk - When a Fund invests in a loan or participation, the Fund is subject to the risk that an intermediate participant between the Fund and the borrower will fail to meet its obligations to the Fund, in addition to the risk that the borrower under the loan may default on its obligations.  Senior and Junior loans typically are of below investment grade quality and have below investment grade credit ratings, which ratings are associated with securities having high risk and speculative characteristics.

Feeder Funds and Fund of Funds Risks - The value of an investment in a Feeder Fund changes with the value of the corresponding Master Fund and its investments.  The value of an investment in a fund of funds changes with the values of the corresponding underlying funds and their investments.  Each of the Master Fund’s and underlying funds’ shares may be purchased by other investment companies and shareholders.  In some cases, a Master Fund or underlying fund may experience large subscriptions or redemptions due to allocation changes or rebalancing.  While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on Fund performance.

Regulatory Matters - On February 8, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted amendments to several of its rules relating to commodity pool operators, including Rule 4.5. The Funds currently rely on Rule 4.5’s exclusion from CFTC regulation for regulated investment companies. Management is currently evaluating the amendments and their impact, if any, on the Funds’ financial statements.

NOTE 7.  INVESTMENT ADVISORY FEES AND TRANSACTIONS WITH AFFILIATES

Advisory Fee - The Trust has an investment advisory agreement with JNAM, whereby JNAM provides investment management services.  Each Fund pays JNAM an annual fee, accrued daily and paid monthly, based on a specified percentage of the average daily net assets of each Fund.  A portion of this fee is paid by JNAM to the Sub-Advisers as compensation for their services.  The following is a schedule of the fees each Fund is currently obligated to pay JNAM:

	$0 to	$50M to	$100M to	$150M to	$200M to	$250M to	$300M to	$350M to	$500M to	$750M to	$1.0B to	Over
(M - Millions; B - Billions)	$50M	$100M	$150M	$200M	$250M	$300M	$350M	$500M	$750M	$1.0B	$1.5B	$1.5B
JNL/American Funds Blue Chip Income and Growth Fund	0.70%	0.70%	0.70%	0.70%	0.70%	0.70%	0.70%	0.70%	0.70%	0.70%	0.65%	0.65%
JNL/American Funds Global Bond Fund	0.70	0.70	0.70	0.70	0.70	0.70	0.70	0.70	0.70	0.70	0.65	0.65
JNL/American Funds Global Small Capitalization Fund	0.75	0.75	0.75	0.75	0.75	0.75	0.75	0.75	0.75	0.75	0.70	0.70
JNL/American Funds Growth-Income Fund	0.70	0.70	0.70	0.70	0.70	0.70	0.70	0.70	0.70	0.70	0.65	0.65
JNL/American Funds International Fund	0.85	0.85	0.85	0.85	0.85	0.85	0.85	0.85	0.85	0.85	0.80	0.80
JNL/American Funds New World Fund	1.05	1.05	1.05	1.05	1.05	1.05	1.05	1.05	1.05	1.05	1.00	1.00
JNL Institutional Alt Funds	0.15	0.15	0.15	0.15	0.15	0.15	0.15	0.15	0.10	0.10	0.10	0.10
JNL/American Funds Balanced Allocation Fund	0.30	0.30	0.30	0.30	0.30	0.30	0.30	0.30	0.30	0.30	0.275	0.275
JNL/American Funds Growth Allocation Fund	0.30	0.30	0.30	0.30	0.30	0.30	0.30	0.30	0.30	0.30	0.275	0.275

JNL Series Trust (Unaudited)

Notes to Financial Statements

June 30, 2012

	$0 to	$50M to	$100M to	$150M to	$200M to	$250M to	$300M to	$350M to	$500M to	$750M to	$1.0B to	Over
(M - Millions; B - Billions)	$50M	$100M	$150M	$200M	$250M	$300M	$350M	$500M	$750M	$1.0B	$1.5B	$1.5B
JNL Disciplined Funds	0.13	0.13	0.13	0.13	0.13	0.13	0.13	0.13	0.08	0.08	0.08	0.08
JNL/AQR Managed Futures Strategy Fund	0.95	0.95	0.95	0.95	0.95	0.95	0.95	0.95	0.90	0.90	0.85	0.85
JNL/BlackRock Commodity Securities Fund	0.70	0.70	0.70	0.70	0.70	0.70	0.60	0.60	0.60	0.60	0.60	0.60
JNL/BlackRock Global Allocation Fund	0.75	0.75	0.75	0.75	0.75	0.75	0.75	0.75	0.75	0.75	0.70	0.70
JNL/Brookfield Global Infrastructure Fund	0.80	0.80	0.80	0.80	0.80	0.80	0.80	0.80	0.80	0.80	0.75	0.75
JNL/Capital Guardian Global Balanced Fund	0.65	0.65	0.65	0.65	0.65	0.65	0.65	0.65	0.60	0.60	0.60	0.60
JNL/Capital Guardian Global Diversified Research Fund	0.75	0.75	0.75	0.70	0.70	0.70	0.70	0.70	0.65	0.60	0.60	0.60
JNL/DFA U.S. Core Equity Fund	0.65	0.65	0.60	0.60	0.60	0.60	0.55	0.55	0.55	0.55	0.55	0.55
JNL/Eagle SmallCap Equity Fund	0.75	0.75	0.70	0.70	0.70	0.70	0.70	0.70	0.65	0.65	0.65	0.65
JNL/Eastspring Investments Asia ex-Japan Fund	0.90	0.90	0.90	0.90	0.90	0.90	0.90	0.90	0.85	0.85	0.85	0.85
JNL/Eastspring Investments China-India Fund	0.90	0.90	0.90	0.90	0.90	0.90	0.90	0.90	0.85	0.85	0.85	0.85
JNL/Franklin Templeton Founding Strategy Fund	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
JNL/Franklin Templeton Global Growth Fund	0.75	0.75	0.75	0.75	0.75	0.75	0.65	0.65	0.60	0.60	0.60	0.60
JNL/Franklin Templeton Global Multisector Bond Fund	0.75	0.75	0.75	0.75	0.75	0.75	0.75	0.75	0.75	0.75	0.70	0.70
JNL/Franklin Templeton Income Fund	0.80	0.80	0.75	0.75	0.65	0.65	0.65	0.65	0.60	0.60	0.60	0.60
JNL/Franklin Templeton International Small Cap Growth Fund	0.95	0.95	0.95	0.95	0.95	0.95	0.95	0.95	0.90	0.90	0.90	0.90
JNL/Franklin Templeton Mutual Shares Fund	0.75	0.75	0.75	0.75	0.75	0.75	0.75	0.75	0.70	0.70	0.70	0.70
JNL/Franklin Templeton Small Cap Value Fund	0.85	0.85	0.85	0.85	0.77	0.77	0.77	0.77	0.75	0.75	0.75	0.75
JNL/Goldman Sachs Core Plus Bond Fund	0.60	0.60	0.60	0.60	0.60	0.60	0.60	0.60	0.55	0.55	0.55	0.55
JNL/Goldman Sachs Emerging Markets Debt Fund	0.75	0.75	0.75	0.75	0.70	0.70	0.70	0.70	0.70	0.70	0.675	0.675
JNL/Goldman Sachs Mid Cap Value Fund	0.75	0.75	0.70	0.70	0.70	0.70	0.70	0.70	0.70	0.70	0.70	0.70
JNL/Goldman Sacks U.S. Equity Flex Fund	0.80	0.80	0.80	0.80	0.80	0.80	0.75	0.75	0.75	0.75	0.75	0.75
JNL/Invesco Global Real Estate Fund	0.75	0.70	0.70	0.70	0.70	0.70	0.70	0.70	0.70	0.70	0.70	0.70
JNL/Invesco International Growth Fund	0.70	0.70	0.70	0.65	0.65	0.65	0.65	0.65	0.60	0.60	0.60	0.60
JNL/Invesco Large Cap Growth Fund	0.70	0.70	0.70	0.65	0.65	0.65	0.65	0.65	0.65	0.65	0.65	0.65
JNL/Invesco Small Cap Growth Fund	0.85	0.85	0.85	0.85	0.85	0.85	0.80	0.80	0.80	0.80	0.80	0.80
JNL/Ivy Asset Strategy Fund	0.90	0.90	0.90	0.90	0.90	0.90	0.90	0.90	0.85	0.85	0.85	0825
JNL/JPMorgan International Value Fund	0.70	0.70	0.70	0.65	0.65	0.65	0.65	0.65	0.60	0.60	0.60	0.60
JNL/JPMorgan MidCap Growth Fund	0.70	0.70	0.70	0.70	0.70	0.65	0.65	0.65	0.65	0.60	0.60	0.55
JNL/JPMorgan U.S. Government & Quality Bond Fund	0.50	0.50	0.50	0.45	0.45	0.45	0.40	0.40	0.35	0.35	0.35	0.35
JNL/Lazard Emerging Markets Fund	1.00	1.00	0.90	0.90	0.90	0.85	0.85	0.85	0.85	0.85	0.85	0.85
JNL/Lazard Mid Cap Equity Fund	0.75	0.70	0.70	0.70	0.70	0.65	0.65	0.65	0.65	0.65	0.65	0.65
JNL/M&G Global Basics Fund	0.85	0.85	0.85	0.85	0.85	0.85	0.85	0.85	0.80	0.80	0.80	0.80
JNL/M&G Global Leaders Fund	0.85	0.85	0.85	0.85	0.85	0.85	0.85	0.85	0.80	0.80	0.80	0.80
JNL/Mellon Capital Management 10 x 10 Fund	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
JNL/Mellon Capital Management Index 5 Fund	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
JNL/Mellon Capital Management Emerging Markets Index Fund	0.40	0.40	0.40	0.40	0.40	0.40	0.40	0.40	0.35	0.35	0.35	0.35
JNL/Mellon Capital Management European 30 Fund	0.37	0.31	0.28	0.28	0.28	0.28	0.28	0.28	0.28	0.28	0.28	0.28
JNL/Mellon Capital Management Pacific Rim 30 Fund	0.37	0.31	0.28	0.28	0.28	0.28	0.28	0.28	0.28	0.28	0.28	0.28
JNL/Mellon Capital Management S&P 500 Index Fund	0.29	0.29	0.29	0.29	0.29	0.29	0.29	0.29	0.24	0.23	0.23	0.23
JNL/Mellon Capital Management S&P 400 MidCap Index Fund	0.29	0.29	0.29	0.29	0.29	0.29	0.29	0.29	0.24	0.23	0.23	0.23
JNL/Mellon Capital Management Small Cap Index Fund	0.29	0.29	0.29	0.29	0.29	0.29	0.29	0.29	0.24	0.23	0.23	0.23

JNL Series Trust (Unaudited)

Notes to Financial Statements

June 30, 2012

	$0 to	$50M to	$100M to	$150M to	$200M to	$250M to	$300M to	$350M to	$500M to	$750M to	$1.0B to	Over
(M - Millions; B - Billions)	$50M	$100M	$150M	$200M	$250M	$300M	$350M	$500M	$750M	$1.0B	$1.5B	$1.5B
JNL/Mellon Capital Management International Index Fund	0.30	0.30	0.30	0.30	0.30	0.30	0.30	0.30	0.25	0.24	0.24	0.24
JNL/Mellon Capital Management Bond Index Fund	0.30	0.30	0.30	0.30	0.30	0.30	0.30	0.30	0.25	0.24	0.24	0.24
JNL/Mellon Capital Management Global Alpha Fund	1.00	1.00	1.00	1.00	1.00	1.00	1.00	1.00	0.90	0.90	0.90	0.90
JNL Mellon Capital Management Dow Jones U.S. Contrarian Opportunities Index Fund	0.325	0.325	0.325	0.325	0.325	0.325	0.325	0.325	0.325	0.325	0.30	0.30
JNL/Morgan Stanley Mid Cap Growth Fund	0.75	0.75	0.75	0.75	0.75	0.75	0.75	0.75	0.75	0.75	0.70	0.70
JNL/Neuberger Berman Strategic Income Fund	0.60	0.60	0.60	0.60	0.60	0.60	0.60	0.60	0.60	0.60	0.55	0.55
JNL/Oppenheimer Global Growth Fund	0.70	0.70	0.70	0.70	0.70	0.70	0.60	0.60	0.60	0.60	0.60	0.60
JNL/PIMCO Real Return Fund	0.50	0.50	0.50	0.50	0.50	0.50	0.50	0.50	0.50	0.50	0.475	0.475
JNL/PIMCO Total Return Bond Fund	0.50	0.50	0.50	0.50	0.50	0.50	0.50	0.50	0.50	0.50	0.50	0.50
JNL/PPM America Floating Rate Income Fund	0.65	0.65	0.65	0.65	0.65	0.65	0.65	0.65	0.60	0.60	0.60	0.60
JNL/PPM America High Yield Bond Fund	0.50	0.50	0.50	0.45	0.45	0.45	0.45	0.45	0.425	0.425	0.425	0.425
JNL/PPM America Mid Cap Value Fund	0.75	0.75	0.75	0.75	0.75	0.75	0.75	0.75	0.70	0.70	0.70	0.70
JNL/PPM America Small Cap Value Fund	0.75	0.75	0.75	0.75	0.75	0.75	0.75	0.75	0.70	0.70	0.70	0.70
JNL/PPM America Value Equity Fund	0.55	0.55	0.55	0.55	0.55	0.55	0.50	0.50	0.50	0.50	0.50	0.50
JNL/Red Rocks Listed Private Equity Fund	0.85	0.85	0.85	0.85	0.80	0.80	0.80	0.80	0.80	0.80	0.80	0.80
JNL/S&P Funds	0.13	0.13	0.13	0.13	0.13	0.13	0.13	0.13	0.08	0.08	0.08	0.08
JNL/S&P Competitive Advantage Fund	0.40	0.40	0.40	0.40	0.40	0.40	0.40	0.40	0.35	0.35	0.35	0.35
JNL/S&P Dividend Income & Growth Fund	0.40	0.40	0.40	0.40	0.40	0.40	0.40	0.40	0.35	0.35	0.35	0.35
JNL/S&P Intrinsic Value Fund	0.40	0.40	0.40	0.40	0.40	0.40	0.40	0.40	0.35	0.35	0.35	0.35
JNL/S&P Total Yield Fund	0.40	0.40	0.40	0.40	0.40	0.40	0.40	0.40	0.35	0.35	0.35	0.35
JNL/S&P 4 Fund	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
JNL/T. Rowe Price Established Growth Fund	0.65	0.65	0.65	0.60	0.60	0.60	0.60	0.60	0.55	0.55	0.55	0.55
JNL/T. Rowe Price Mid-Cap Growth Fund	0.75	0.75	0.75	0.70	0.70	0.70	0.70	0.70	0.70	0.70	0.70	0.70
JNL/T. Rowe Price Short-Term Bond Fund	0.45	0.45	0.45	0.45	0.45	0.40	0.40	0.40	0.40	0.40	0.40	0.375
JNL/T. Rowe Price Value Fund	0.70	0.70	0.70	0.65	0.65	0.65	0.65	0.65	0.60	0.60	0.60	0.60
JNL/UBS Large Cap Select Growth Fund	0.70	0.70	0.70	0.65	0.65	0.65	0.65	0.65	0.60	0.55	0.55	0.55
JNL/WMC Balanced Fund	0.55	0.50	0.50	0.475	0.475	0.475	0.45	0.45	0.425	0.425	0.425	0.425
JNL/WMC Money Market Fund	0.28	0.28	0.28	0.28	0.28	0.28	0.28	0.28	0.25	0.25	0.25	0.25
JNL/WMC Value Fund	0.55	0.55	0.55	0.55	0.55	0.55	0.50	0.50	0.45	0.45	0.45	0.45

Administrative Fee — JNAM also serves as the “Administrator” to the Funds.  The Funds pay an administrative fee based on the average daily net assets of each Fund, accrued daily and paid monthly.  The JNL Institutional Alt Funds, JNL Disciplined Funds, JNL/Franklin Templeton Founding Strategy Fund, JNL/Mellon Capital Management 10 x 10 Fund, JNL/Mellon Capital Management Index 5 Fund, JNL/S&P Funds and JNL/S&P 4 Fund pay JNAM an annual administrative fee of 0.05%.  The JNL American Funds, JNL/American Funds Balanced Allocation Fund, JNL/American Funds Growth Allocation Fund, JNL/BlackRock Commodity Securities Fund, JNL/BlackRock Global Allocation Fund, JNL/Brookfield Global Infrastructure Fund, JNL/Capital Guardian Global Balanced Fund, JNL/Capital Guardian Global Diversified Research Fund, JNL/Franklin Templeton Global Growth Fund, JNL/Franklin Templeton Global Multisector Bond Fund, JNL/Franklin Templeton International Small Cap Fund, JNL/Goldman Sachs Emerging Markets Debt Fund, JNL/Goldman Sachs U.S. Equity Flex Fund, JNL/Invesco Global Real Estate Fund, JNL/Invesco International Growth Fund, JNL/Ivy Asset Strategy Fund, JNL/JPMorgan International Value Fund, JNL/Lazard Emerging Markets Fund, JNL/M&G Global Basics Fund, JNL/M&G Global Leaders Fund, JNL/Mellon Capital Management Global Alpha Fund, JNL/Mellon Capital Management International Index Fund, JNL/Mellon Capital Management Emerging Markets Index Fund, JNL/Mellon Capital Management Dow Jones U.S. Contrarian Opportunities Index Fund, JNL/Morgan Stanley Mid Cap Growth Fund, JNL/Neuberger Berman Strategic Income Fund, JNL/Oppenheimer Global Growth Fund, JNL/Eastspring Investments Asia ex-Japan Fund, JNL/PPM America Floating Rate Income Fund and JNL/Red Rocks Listed Private Equity Fund pay JNAM an annual administration fee of 0.15%.  The JNL/AQR Managed Futures Strategy Fund, JNL/Mellon Capital Management European 30 Fund, JNL/Mellon Capital Management Pacific Rim 30 Fund and JNL/Eastspring Investments China-India Fund pay JNAM an annual administration fee of 0.20%.  All other Funds pay JNAM an annual administration fee of 0.10%.

In return for the administrative fee, JNAM provides or procures all necessary administrative functions and services for the operation of the Funds.  In addition, JNAM, at its own expense, arranges for legal (except for litigation expenses incurred by the JNL/Franklin Templeton Mutual Shares Fund), audit, fund accounting, transfer agency, custody, printing and mailing, a portion of the Chief Compliance Officer costs, and all other services necessary for the operation of each Fund.  Each Fund is responsible for trading expenses including brokerage commissions, interest and taxes, other non-operating

JNL Series Trust (Unaudited)

Notes to Financial Statements

June 30, 2012

expenses, registration fees, licensing costs, directors and officers insurance, the fees and expenses of the disinterested Trustees and independent legal counsel to the disinterested Trustees, and a portion of the costs associated with the Chief Compliance Officer.

Rule 12b-1 Fees - The Funds, except for the JNL Institutional Alt Funds, JNL Disciplined Funds, JNL/Franklin Templeton Founding Strategy Fund, JNL/Mellon Capital Management 10 x 10 Fund, JNL/Mellon Capital Management Index 5 Fund, JNL/S&P Funds and JNL/S&P 4 Fund, adopted a Distribution Plan under the provisions of Rule 12b-1 under the 1940 Act for the purpose of reimbursement of certain distribution and related service expenses from the sale and distribution of each Fund’s Class A shares (through the sale of variable insurance products funded by the Trust).  Jackson National Life Distributors LLC (“JNLD”), a wholly-owned subsidiary of Jackson and an affiliate of JNAM, is the principal underwriter of the Funds, with responsibility for promoting sales of their shares.  JNLD also is the principal underwriter of the variable annuity insurance products issued by Jackson and its subsidiaries.  For all Funds which adopted the Distribution Plan, except for the JNL American Funds, JNL/American Funds Balanced Allocation Fund and JNL/American Funds Growth Allocation Fund, the maximum annual Rule 12b-1 fee allowed is 0.20% of the average daily net assets attributable to the Class A shares.  For the JNL American Funds, JNL/American Funds Balanced Allocation Fund and JNL/American Funds Growth Allocation Fund, the maximum annual Rule 12b-1 fee allowed is 0.25% of the average daily net assets attributable to the Class A shares.  Amounts charged pursuant to the Distribution Plan are reflected as 12b-1 fees (Class A) in the Statements of Operations.

Fee Waiver and Expense Reimbursements — Pursuant to a contractual expense limitation agreement, JNAM agreed to waive fees and reimburse expenses of the JNL/WMC Money Market Fund to the extent necessary to limit operating expenses of each class of shares of the Fund (excluding brokerage expense, interest, taxes, and extraordinary expenses) to an annual rate as a percentage of average daily net assets equal to or less than the Fund’s net investment income for the period.  JNAM may recover previously reimbursed expenses from the Fund for fees waived and reimbursed after October 1, 2009.  During the year ended December 31, 2011, JNAM did not recover any previously reimbursed expenses.  At June 30, 2012, the amount of potentially recoverable expenses (in thousands) was $1,106 that expires on December 31, 2012, and $2,242 that expires on December 31, 2013, $3,122 that expires on December 31, 2014 and $1,642 that expires on December 31, 2015.

Pursuant to a contractual fee waiver agreement, JNAM agreed to waive a portion of its advisory fees for the JNL American Funds.  The amount of the fee waiver is 0.45% for the JNL/American Funds Blue Chip Income and Growth Fund, 0.55% for the JNL/American Funds Global Bond Fund and the JNL/American Funds International Fund, 0.60% for the JNL/American Funds Global Small Capitalization Fund, 0.40% for the JNL/American Funds Growth-Income Fund and 0.80% for the JNL/American Funds New World Fund.  The agreement remains in effect for as long as the Master Feeder structure is in place.

The Adviser agreed to voluntarily waive annual advisory fees of 0.10% on the first $100 million of average daily net assets for the JNL/Lazard Emerging Markets Fund.

Effective May 1, 2012, the Board approved a contractual fee waiver agreement to limit advisory fees of the Fund to 0.50% for the JNL/DFA U.S. Core Equity Fund.  At this time, the Board also approved a contractual fee waiver agreement whereby JNAM agreed to waive 0.05% of advisory fees on net assets exceeding $150 million and up to $500 million as long as the total net assets for the Fund are above $1 billion for the JNL/T. Rowe Price Value Fund and 0.10% of advisory fees on total net assets exceeding $750 million for the JNL/Mellon Capital Management Global Alpha Fund.  The fee waivers will continue for at least one year from the date of the current prospectus, which is April 30, 2012.

The amount of waived expenses for each Fund is recorded as expense waiver in each Fund’s Statement of Operations.

Affiliated Brokerage Commissions - During the period ended June 30, 2012, the following Funds paid brokerage fees to affiliates for the execution of purchases and sales of portfolio investments (in thousands):  JNL/Eagle SmallCap Equity Fund $4; JNL/Goldman Sachs Core Plus Bond Fund $1; JNL/Goldman Sachs Mid Cap Value Fund $30; and JNL/JPMorgan International Value Fund $3.

Deferred Compensation Plan — Effective January 1, 2007, the Funds adopted a Deferred Compensation Plan whereby disinterested Trustees may defer the receipt of all or a portion of their compensation.  These deferred amounts, which remain as liabilities of the Funds, shall be treated as if invested and reinvested in shares of one or more affiliated funds at the discretion of the applicable Trustee.  These amounts represent general, unsecured liabilities of the Funds and vary according to the total returns of the selected Funds.  Prior to January 1, 2007, Trustees were able to defer the receipt of their compensation under a separate plan.  Deferred amounts under this plan are credited at a fixed annual rate of return of five percent (5%).  Liabilities related to deferred balances are included in payable for trustee fees in the Statements of Assets and Liabilities.  Increases or decreases related to the changes in value of deferred balances are included in trustee fees set forth in the Statements of Operations.

Directed Brokerage Commissions - A Sub-Adviser may allocate a portion of a Fund’s equity security transactions (subject to obtaining best execution of each transaction) through certain designated broker/dealers which will rebate a portion of the brokerage commissions to that Fund.  Any amount credited to the Fund is reflected as brokerage commissions recaptured in the Statements of Operations.

Investments in Affiliates - During the period ended June 30, 2012, certain Funds invested in a money market fund which is managed by the Adviser.  JNL Money Market Fund is offered as a cash management tool to the Funds and their affiliates and is not available for direct purchase by members of the public.  The Funds sub-advised by T. Rowe Price Associates, Inc. invested in T. Rowe Price Reserves Investment Fund as a cash management tool.  Certain Funds participating in securities lending receive cash collateral, which is invested by the Custodian in the Securities Lending Cash Collateral Fund

JNL Series Trust (Unaudited)

Notes to Financial Statements

June 30, 2012

LLC and the Securities Lending Liquidating Fund LLC, which are affiliates of the Funds’ Adviser.  JNAM serves as the Administrator for the Securities Lending Cash Collateral Fund LLC and Securities Lending Liquidating Fund LLC.

The Custodian is an affiliate of the Funds for which J.P. Morgan Investment Management Inc. is the Sub-Adviser.  JNL Institutional Alt Funds, JNL Disciplined Funds, JNL/Franklin Templeton Founding Strategy Fund, JNL/Mellon Capital Management 10 x 10 Fund, JNL/Mellon Capital Management Index 5 Fund, JNL/S&P 4 Fund and JNL/S&P Funds invested solely in Class A shares of other affiliated Funds of the Trust and JNL Variable Fund LLC.

JNL/American Funds Blue Chip Income and Growth Fund, JNL/American Funds Global Bond Fund and JNL/American Funds New World Fund (“American Funds Feeder Funds”) invest primarily all of their investable assets in the respective American Funds Master Fund.  Due to their ownership of more than 5% of the shares of the American Funds Master Fund, the JNL American Funds Feeder Funds may be deemed an affiliated person thereof under the 1940 Act.  JNL/BlackRock Global Allocation Fund invested in the iShares Comex Gold Trust Fund and iShares Silver Trust, which is an affiliate of the Fund.  JNL/Mellon Capital Management International Index Fund invested in Prudential plc.  JNAM is a wholly-owned subsidiary of Jackson National Life Insurance Company® (“Jackson”) and an indirect wholly owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom.  Prudential plc is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  JNL/Mellon Capital Management S&P 500 Index Fund and JNL/Mellon Capital Management Bond Index Fund invested in the Bank of New York Mellon Corporation, the parent company of each Fund’s Sub-Adviser.  JNL/T. Rowe Price Short-Term Bond Fund invested in T. Rowe Price Term Asset-Backed Opportunity Fund, LLC which is an affiliate of the Fund’s Sub-Adviser.

The total value and cost of such affiliated investments is disclosed separately in the Statements of Assets and Liabilities, and the associated income and realized gain (loss) are disclosed separately in the Statements of Operations.

NOTE 8.  INCOME TAX MATTERS

Each Fund is a separate taxpayer for federal income tax purposes.  Each Fund intends to qualify as a RIC and to distribute substantially all net investment income and net capital gains, if any, to its shareholders and otherwise comply with Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies.  Therefore, no federal income tax provision is required.  Under current tax law, interest and dividend income and capital gains paid by the Funds are not currently taxable to shareholders when left to accumulate within a variable annuity contract.

The following information is presented on an income tax basis.  Differences between amounts for financial statements and federal income tax purposes are primarily due to timing and character differences in recognizing certain gains and losses on investment transactions.  To the extent there are differences between the amounts recognized for financial statements and federal income tax purposes that are permanent in nature, such amounts are reclassified within the capital accounts based on their federal income tax treatment; temporary differences do not require reclassification.  Permanent differences may include but are not limited to the following: expired capital loss carryforwards, foreign currency reclassifications, market discount or paydown reclassifications, reclassifications on the sale of PFIC or REIT securities, net operating losses, accounting treatment of notional principal contracts and partnerships and distribution adjustments.  These reclassifications have no impact on net assets.

The Regulated Investment Company Modernization Act of 2010 (“Act”) was enacted on December 22, 2010.  In general, the provisions of the Act were effective for the Funds’ fiscal year ending December 31, 2011.  Under the Act, a Fund is permitted to carry forward capital losses for an unlimited period.  However, any losses incurred during post-enactment taxable years are required to be utilized prior to the losses incurred in pre-enactment taxable years.  As a result of this ordering rule, pre-enactment capital loss carry forwards may be more likely to expire unused.  Additionally, post-enactment capital losses that are carried forward retain their character as either short-term or long-term capital losses, and are not considered exclusively short-term as under previous law.

At December 31, 2011, the Funds’ last fiscal year end, the following Funds had pre-enactment unused capital loss carryovers (in thousands) for U.S. federal income tax purposes, which may be used to offset future net realized capital gains.  If not used, the capital loss carryovers will expire as follows:

	Amount	Year(s) of Expiration
JNL/BlackRock Commodity Securities Fund	$21,797	2017
JNL/Capital Guardian Global Balanced Fund	40,988	2016-2018
JNL/Capital Guardian Global Diversified Research Fund	65,711	2016-2017
JNL/Eagle Core Equity Fund	8,868	2016-2017
JNL/Franklin Templeton Founding Strategy Fund	9,243	2016
JNL/Franklin Templeton Global Growth Fund	24,947	2017-2018
JNL/Franklin Templeton Income Fund	68,521	2016-2018
JNL/Franklin Templeton International Small Cap Growth Fund	825	2017
JNL/Franklin Templeton Mutual Shares Fund	69,129	2016-2018
JNL/Goldman U.S. Equity Flex Fund	3,065	2016
JNL/Invesco Global Real Estate Fund	41,117	2016-2017
JNL/Invesco International Growth Fund	99,181	2016-2018
JNL/Ivy Asset Strategy Fund	61,100	2018
JNL/JPMorgan International Value Fund	207,700	2016-2018
JNL/JPMorgan Mid Cap Growth Fund	28,269	2016-2017
JNL/JPMorgan U.S. Government & Quality Bond Fund	999	2014-2017
JNL/Lazard Mid Cap Equity Fund	51,753	2016-2017
JNL/Mellon Capital Management S&P 500 Index Fund	10,850	2012-2016

JNL Series Trust (Unaudited)

Notes to Financial Statements

June 30, 2012

	Amount	Year(s) of Expiration
JNL/Mellon Capital Management International Index Fund	$8,175	2017-2018
JNL/Oppenheimer Global Growth Fund	7,224	2017
JNL/PPM America High Yield Bond Fund	27,079	2016-2017
JNL/PPM America Value Equity Fund	105,352	2016-2017
JNL/S&P Managed Aggressive Growth Fund	15,739	2017-2018
JNL/T.Rowe Price Established Growth Fund	139,439	2017
JNL/T.Rowe Price Short-Term Bond Fund	21,368	2017-2018
JNL/T.Rowe Price Value Fund	3,975	2017-2018
JNL/WMC Value Fund	42,351	2017

At December 31, 2011, the Funds’ last fiscal year end, the following Funds had post-enactment unused capital loss carryovers (in thousands) for U.S. federal income tax purposes, which may be used to offset future net realized capital gains and will be carried forward indefinitely and retain their character as follows:

	Short-Term Capital Losses	Long-Term Capital Losses
JNL/AQR Managed Futures Strategy Fund	$8,555	$3,894
JNL/BlackRock Global Allocation Fund	4,963	468
JNL/Franklin Templeton Founding Strategy Fund	—	4,317
JNL/Franklin Templeton Mutual Shares Fund	1,604	1,436
JNL/Goldman Sachs U.S. Equity Flex Fund	—	719
JNL/Ivy Asset Strategy Fund	10,934	—
JNL/JPMorgan U.S. Government & Quality Bond Fund	1,022	—
JNL/Mellon Capital Management International Index Fund	286	432
JNL/Mellon Capital Management Emerging Market Index Fund	927	17
JNL/Oppenheimer Global Growth Fund	4,509	41
JNL/PAM China-India Fund	2,371	2,172
JNL/PPM America Floating Rate Income Fund	2,879	—
JNL/T. Rowe Price Short-Term Bond Fund	3,127	1,511

At December 31, 2011, the Funds’ last fiscal year end, the following Funds had capital, currency and/or passive foreign investment company (“PFIC”) mark to market losses (in thousands) realized after October 31, 2011 (“Post-October losses”), which were deferred for tax purposes to the first day of the following fiscal year:

Amount
JNL/Goldman Sachs Mid Cap Value Fund	$16,628
JNL/M&G Global Leaders Fund	739
JNL/Mellon Capital Management S&P 500 Index Fund	813
JNL/Mellon Capital Management Small Cap Index Fund	1,692
JNL/Mellon Capital Management International Index Fund	6,455
JNL/PPM America Small Cap Value Fund	218
JNL/T.Rowe Price Established Growth Fund	17,318
JNL/T.Rowe Price Mid-Cap Growth Fund	894
JNL/WMC Value Fund	7,136

As of June 30, 2012, the cost of investments and the components of net unrealized appreciation/(depreciation) for U.S. federal income tax purposes (in thousands) were as follows:

	Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
JNL/American Funds Blue Chip Income and Growth Fund	$533,641	$31,003	$(1,202)	$29,801
JNL/American Funds Global Bond Fund	403,696	1,694	(6,053)	(4,359)
JNL/American Funds Global Small Capitalization Fund	183,695	911	(18,097)	(17,186)
JNL/American Funds Growth-Income Fund	627,017	35,029	(2,104)	32,925
JNL/American Funds International Fund	293,118	2,614	(23,142)	(20,528)
JNL/American Funds New World Fund	374,311	2,881	(24,771)	(21,890)
JNL Institutional Alt 20 Fund	1,127,699	54,140	(28,542)	25,598
JNL Institutional Alt 35 Fund	1,678,140	68,919	(56,087)	12,832
JNL Institutional Alt 50 Fund	2,290,215	74,785	(81,253)	(6,468)
JNL Institutional Alt 65 Fund	975,402	24,450	(54,047)	(29,597)
JNL/American Funds Balanced Allocation Fund	25,768	367	(96)	271
JNL/American Funds Growth Allocation Fund	14,951	282	(76)	206
JNL Disciplined Moderate Fund	584,368	19,648	(11,945)	7,703
JNL Disciplined Moderate Growth Fund	654,097	19,119	(20,485)	(1,366)
JNL Disciplined Growth Fund	253,586	5,270	(9,688)	(4,418)
JNL/AQR Managed Futures Strategy Fund	430,223	—	(3)	(3)
JNL/BlackRock Commodity Securities Fund	1,271,496	54,211	(121,134)	(66,923)
JNL/BlackRock Global Allocation Fund	1,105,638	40,844	(38,620)	2,224

JNL Series Trust (Unaudited)

Notes to Financial Statements

June 30, 2012

	Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
JNL/Brookfield Global Infrastructure Fund	$212,175	$11,810	$(2,533)	$9,277
JNL/Capital Guardian Global Balanced Fund	409,922	37,025	(24,914)	12,111
JNL/Capital Guardian Global Diversified Research Fund	304,186	51,378	(24,743)	26,635
JNL/DFA U.S. Core Equity Fund	301,104	11,889	(17,866)	(5,977)
JNL/Eagle SmallCap Equity Fund	933,010	137,242	(91,110)	46,132
JNL/Eastspring Investments Asia ex-Japan Fund	148,546	6,634	(18,627)	(11,993)
JNL/Eastspring Investments China-India Fund	392,599	17,112	(74,029)	(56,917)
JNL/Franklin Templeton Founding Strategy Fund	1,212,497	33,052	(121,419)	(88,367)
JNL/Franklin Templeton Global Growth Fund	641,662	57,522	(122,403)	(64,881)
JNL/Franklin Templeton Global Multisector Bond Fund	420,136	9,871	(5,251)	4,620
JNL/Franklin Templeton Income Fund	1,687,173	104,726	(131,632)	(26,906)
JNL/Franklin Templeton International Small Cap Growth Fund	288,303	15,271	(37,460)	(22,189)
JNL/Franklin Templeton Mutual Shares Fund	738,313	79,360	(63,212)	16,148
JNL/Franklin Templeton Small Cap Value Fund	444,873	59,327	(42,862)	16,465
JNL/Goldman Sachs Core Plus Bond Fund	1,544,218	29,952	(19,871)	10,081
JNL/Goldman Sachs Emerging Markets Debt Fund	819,042	23,766	(33,211)	(9,445)
JNL/Goldman Sachs Mid Cap Value Fund	834,928	66,267	(42,816)	23,451
JNL/Goldman Sachs U.S. Equity Flex Fund	138,455	11,430	(6,369)	5,061
JNL/Invesco Global Real Estate Fund	839,098	62,939	(36,899)	26,040
JNL/Invesco International Growth Fund	746,548	76,003	(47,724)	28,279
JNL/Invesco Large Cap Growth Fund	1,054,223	140,970	(54,673)	86,297
JNL/Invesco Small Cap Growth Fund	227,887	30,704	(16,320)	14,384
JNL/Ivy Asset Strategy Fund	1,677,391	160,020	(124,622)	35,398
JNL/JPMorgan International Value Fund	709,417	37,289	(74,745)	(37,456)
JNL/JPMorgan MidCap Growth Fund	648,865	56,032	(43,389)	12,643
JNL/JPMorgan U.S. Government & Quality Bond Fund	1,489,385	120,380	(3,790)	116,590
JNL/Lazard Emerging Markets Fund	1,333,299	136,798	(217,311)	(80,513)
JNL/Lazard Mid Cap Equity Fund	214,024	11,875	(13,985)	(2,110)
JNL/M&G Global Basics Fund	347,587	32,114	(39,550)	(7,436)
JNL/M&G Global Leaders Fund	41,110	2,976	(3,068)	(92)
JNL/Mellon Capital Management 10 x 10 Fund	283,304	21,201	(10,695)	10,506
JNL/Mellon Capital Management Index 5 Fund	445,371	43,227	(12,183)	31,044
JNL/Mellon Capital Management Emerging Markets Index Fund	280,971	10,501	(27,877)	(17,376)
JNL/Mellon Capital Management European 30 Fund	28,642	551	(5,024)	(4,473)
JNL/Mellon Capital Management Pacific Rim 30 Fund	94,258	4,195	(5,221)	(1,026)
JNL/Mellon Capital Management S&P 500 Index Fund	1,128,564	278,970	(70,770)	208,200
JNL/Mellon Capital Management S&P 400 MidCap Index Fund	827,040	138,572	(88,766)	49,806
JNL/Mellon Capital Management Small Cap Index Fund	970,838	184,232	(112,416)	71,816
JNL/Mellon Capital Management International Index Fund	1,518,782	142,831	(281,516)	(138,685)
JNL/Mellon Capital Management Bond Index Fund	1,758,043	85,785	(1,294)	84,491
JNL/Mellon Capital Management Global Alpha Fund	477,222	283	(2)	281
JNL/Mellon Capital Management Dow Jones U.S. Contrarian Opportunities Index Fund	62,609	2,014	(4,108)	(2,094)
JNL/Morgan Stanley Mid Cap Growth Fund	8,988	190	(453)	(263)
JNL/Neuberger Berman Strategic Income Fund	38,258	126	(88)	38
JNL/Oppenheimer Global Growth Fund	659,017	73,265	(74,273)	(1,008)
JNL/PIMCO Real Return Fund	5,214,737	17,036	(35,606)	(18,570)
JNL/PIMCO Total Return Bond Fund	6,029,691	170,010	(25,810)	144,200
JNL/PPM America Floating Rate Income Fund	509,715	2,105	(6,203)	(4,098)
JNL/PPM America High Yield Bond Fund	1,836,059	76,171	(43,427)	32,744
JNL/PPM America Mid Cap Value Fund	189,577	6,513	(16,901)	(10,388)
JNL/PPM America Small Cap Value Fund	110,886	4,928	(9,648)	(4,720)
JNL/PPM America Value Equity Fund	131,173	11,604	(11,465)	139
JNL/Red Rocks Listed Private Equity Fund	660,418	35,783	(71,252)	(35,469)
JNL/S&P Managed Conservative Fund	1,474,250	75,986	(16,950)	59,036
JNL/S&P Managed Moderate Fund	2,425,354	167,021	(42,975)	124,046
JNL/S&P Managed Moderate Growth Fund	3,987,446	314,111	(132,931)	181,180
JNL/S&P Managed Growth Fund	2,746,528	242,914	(141,920)	100,994
JNL/S&P Managed Aggressive Growth Fund	961,762	64,607	(60,216)	4,391
JNL/S&P Competitive Advantage Fund	636,189	108,957	(15,454)	93,503
JNL/S&P Dividend Income & Growth Fund	1,061,387	125,536	(25,463)	100,073
JNL/S&P Intrinsic Value Fund	685,967	56,065	(41,472)	14,593
JNL/S&P Total Yield Fund	475,096	44,067	(33,581)	10,486
JNL/S&P 4 Fund	973,709	188,988	(10,292)	178,696
JNL/T. Rowe Price Established Growth Fund	1,853,624	574,926	(51,851)	523,075
JNL/T. Rowe Price Mid-Cap Growth Fund	1,502,715	305,766	(100,439)	205,327
JNL/T. Rowe Price Short-Term Bond Fund	1,404,805	15,549	(6,066)	9,483
JNL/T. Rowe Price Value Fund	1,469,797	170,645	(104,714)	65,931
JNL/UBS Large Cap Select Growth Fund	480,661	32,625	(34,776)	(2,151)
JNL/WMC Balanced Fund	2,115,905	211,836	(47,714)	164,122

JNL Series Trust (Unaudited)

Notes to Financial Statements

June 30, 2012

	Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
JNL/WMC Money Market Fund	$1,147,547	$—	$—	$—
JNL/WMC Value Fund	1,310,378	229,856	(76,573)	153,283

The tax character of distributions paid (in thousands) during the Funds’ last fiscal year ended December 31, 2011 was as follows:

	Net Ordinary Income*	Long-Term Capital Gains	Return of Capital
JNL/American Funds Blue Chip Income and Growth Fund	$1,894	$—	$—
JNL/American Funds Global Bond Fund	2,522	—	—
JNL/American Funds Global Small Capitalization Fund	487	—	—
JNL/American Funds Growth-Income Fund	1,730	—	—
JNL/American Funds International Fund	1,366	—	—
JNL/American Funds New World Fund	1,267	—	—
JNL Institutional Alt 20 Fund	8,314	241	—
JNL Institutional Alt 35 Fund	11,094	875	—
JNL Institutional Alt 50 Fund	13,248	1,774	—
JNL Institutional Alt 65 Fund	7,466	2,279	—
JNL Disciplined Moderate Fund	5,555	—	—
JNL Disciplined Moderate Growth Fund	5,073	—	—
JNL Disciplined Growth Fund	1,790	—	—
JNL/BlackRock Commodity Securities Fund	6,182	—	—
JNL/BlackRock Global Allocation Fund	2,083	—	—
JNL/Capital Guardian Global Balanced Fund	4,051	—	—
JNL/Capital Guardian Global Diversified Research Fund	2,942	—	—
JNL/Capital Guardian U.S. Growth Equity Fund	1,471	—	—
JNL/Eagle Core Equity Fund	1,254	—	—
JNL/Eagle SmallCap Equity Fund	—	45,974	—
JNL/Franklin Templeton Founding Strategy Fund	15,769	—	—
JNL/Franklin Templeton Global Growth Fund	4,674	—	—
JNL/Franklin Templeton Income Fund	49,319	—	—
JNL/Franklin Templeton International Small Cap Growth Fund	3,322	—	—
JNL/Franklin Templeton Mutual Shares Fund	16,469	—	—
JNL/Franklin Templeton Small Cap Value Fund	1,117	—	—
JNL/Goldman Sachs Core Plus Bond Fund	45,634	13,815	—
JNL/Goldman Sachs Emerging Markets Debt Fund	59,020	1,334	—
JNL/Goldman Sachs Mid Cap Value Fund	6,094	17,388	2,075
JNL/Goldman Sachs U.S. Equity Flex Fund	126	—	—
JNL/Invesco Global Real Estate Fund	20,347	—	—
JNL/Invesco International Growth Fund	4,545	—	—
JNL/Invesco Large Cap Growth Fund	1,515	—	—
JNL/Invesco Small Cap Growth Fund	—	515	—
JNL/Ivy Asset Strategy Fund	2,095	—	—
JNL/JPMorgan International Value Fund	18,370	—	—
JNL/JPMorgan U.S. Government & Quality Bond Fund	30,296	—	—
JNL/Lazard Emerging Markets Fund	14,096	—	—
JNL/Lazard Mid Cap Equity Fund	1,475	—	—
JNL/M&G Global Basics Fund	1,049	—	—
JNL/M&G Global Leaders Fund	262	2,318	—
JNL/Mellon Capital Management 10 x 10 Fund	4,082	—	—
JNL/Mellon Capital Management Index 5 Fund	4,123	833	—
JNL/Mellon Capital Management European 30 Fund	1,567	20	—
JNL/Mellon Capital Management Pacific Rim 30 Fund	2,891	206	—
JNL/Mellon Capital Management S&P 500 Index Fund	20,260	7,562	—
JNL/Mellon Capital Management S&P 400 MidCap Index Fund	5,829	29,895	—
JNL/Mellon Capital Management Small Cap Index Fund	6,263	25,667	—
JNL/Mellon Capital Management International Index Fund	34,326	—	—
JNL/Mellon Capital Management Bond Index Fund	43,945	11,999	—
JNL/Mellon Capital Management Global Alpha Fund	7,412	2,161	—
JNL/Oppenheimer Global Growth Fund	3,407	—	—
JNL/PAM Asia ex-Japan Fund	6,931	2,110	—
JNL/PAM China-India Fund	10,339	9,772	—
JNL/PIMCO Real Return Fund	118,063	8,649	—
JNL/PIMCO Total Return Bond Fund	110,012	4,665	—
JNL/PPM America High Yield Bond Fund	82,805	—	—
JNL/PPM America Mid Cap Value Fund	152	1,245	—
JNL/PPM America Small Cap Value Fund	3,291	3,193	—
JNL/PPM America Value Equity Fund	1,302	—	—
JNL/Red Rocks Listed Private Equity Fund	70,288	13,437	—
JNL/S&P Managed Conservative Fund	26,710	17,017	—
JNL/S&P Managed Moderate Fund	40,247	16,383	—

JNL Series Trust (Unaudited)

Notes to Financial Statements

June 30, 2012

	Net Ordinary Income*	Long-Term Capital Gains	Return of Capital
JNL/S&P Managed Moderate Growth Fund	$67,317	$47,411	$—
JNL/S&P Managed Growth Fund	17,402	12,182	—
JNL/S&P Managed Aggressive Growth Fund	5,576	—	—
JNL/S&P Competitive Advantage Fund	7,792	27,390	—
JNL/S&P Dividend Income & Growth Fund	16,173	4,695	—
JNL/S&P Intrinsic Value Fund	17,947	20,259	—
JNL/S&P Total Yield Fund	9,475	13,817	—
JNL/S&P 4 Fund	45,486	4,208	—
JNL/T.Rowe Price Mid-Cap Growth Fund	14,264	109,663	—
JNL/T.Rowe Price Short-Term Bond Fund	14,168	—	—
JNL/T.Rowe Price Value Fund	17,751	—	—
JNL/WMC Balanced Fund	18,323	—	—
JNL/WMC Money Market Fund	16	—	—
JNL/WMC Value Fund	12,697	—	—

*   Net ordinary income consists of net taxable income derived from dividends, interest and net short-term capital gains, if any.

FASB ASC Topic 740 “Income Taxes” provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements.  FASB ASC Topic 740 requires the evaluation of tax positions taken or expected to be taken in the course of preparing each Fund’s tax return to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority.  Tax positions not deemed to meet the “more-likely-than-not” threshold would be recorded as a tax expense in the current year.  FASB ASC Topic 740 requires that management evaluate the tax positions taken in returns for 2008, 2009, 2010 and 2011 which remain subject to examination, by the Internal Revenue Service.  These returns are not subject to examination by any other tax jurisdictions.  Management completed an evaluation of the Funds’ tax positions and based on that evaluation, determined that no provision for federal income tax was required in the Funds’ financial statements for the period ended June 30, 2012.

NOTE 9.  BORROWING ARRANGEMENTS

Line of Credit — JNL/PPM America Floating Rate Income Fund participates in a $20 million committed, unsecured revolving line of credit facility.  Borrowings are to be used solely for temporary or emergency purposes.  The Fund may borrow up to the lesser of the amount available under the facility or the limits set for borrowing by the Fund’s prospectus and the 1940 Act.  Interest on borrowings are payable at the Federal Funds Rate on the borrowing date plus 1.25% on an annualized basis.  The Fund pays an annual commitment fee of 0.10% for this facility.  No amounts were borrowed under the facility during the period.  The commitment fee is included in other expenses in the Fund’s Statement of Operations.

NOTE 10.  SUBSEQUENT EVENTS

Management has evaluated subsequent events for the Funds through the date the financial statements are issued, and has concluded there are no events that require adjustments to the financial statements or disclosure in the footnotes.

Effective July, 27, 2012, JNL/PPM America Floating Rate Income Fund increased the committed, unsecured revolving line of credit facility to $40 million.  No other terms for the facility were changed at this time.  No amounts were borrowed under the facility through the date the financial statements were issued.

JNL Series Trust (Unaudited)

Additional Disclosures

June 30, 2012

Disclosure of Fund Expenses

Shareholders incur ongoing costs, which include costs for portfolio management, administrative services, Rule 12b-1 fees (Class A shares of certain Funds) and other operating expenses.  Operating expenses such as these are deducted from each Fund’s gross income and directly reduce the final investment return.  These expenses are expressed as a percentage of the Fund’s average net assets; this percentage is known as the Fund’s expense ratio.  The examples below use the expense ratio and are intended to help the investor understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.  The examples do not reflect the expenses of the variable insurance contracts or the separate account.  Total expenses would be higher if these expenses were included.

Expenses Using Actual Fund Return.  This section provides information about the actual account values and actual expenses incurred by the Fund.  Use the information in this section, together with the amount invested, to estimate the expenses paid over the period.  Simply divide the account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses paid during this period.

Expenses Using Hypothetical 5% Return.  The information in this section can be used to compare each Fund’s costs with those of other mutual funds.  It assumes that the Fund’s expense ratio for the period is unchanged and assumes an annual 5% return before expenses, which is not the Fund’s actual return.  This example is useful in making comparisons because the SEC requires all mutual funds to make the 5% calculation.

	Expenses Using Actual Fund Return				Expenses Using Hypothetical 5% Return
	Beginning Account Value 1/1/2012	Ending Account Value 6/30/2012	Annualized Expense Ratios	Expenses Paid During Period	Beginning Account Value 1/1/2012	Ending Account Value 6/30/2012	Annualized Expense Ratios	Expenses Paid During Period
JNL/American Funds Blue Chip Income and Growth Fund
Class A	$1,000.00	$1,082.30	0.65%	$3.37	$1,000.00	$1,021.62	0.65%	$3.27
Class B	1,000.00	1,083.90	0.40	2.07	1,000.00	1,022.85	0.40	2.01
JNL/American Funds Global Bond Fund
Class A	1,000.00	1,026.80	0.55	2.77	1,000.00	1,022.11	0.55	2.77
Class B	1,000.00	1,028.50	0.30	1.51	1,000.00	1,023.36	0.30	1.51
JNL/American Funds Global Small Capitalization Fund
Class A	1,000.00	1,061.50	0.55	2.82	1,000.00	1,022.11	0.55	2.77
Class B	1,000.00	1,062.30	0.30	1.54	1,000.00	1,023.36	0.30	1.51
JNL/American Funds Growth-Income Fund
Class A	1,000.00	1,081.60	0.70	3.62	1,000.00	1,021.37	0.70	3.52
Class B	1,000.00	1,083.30	0.45	2.33	1,000.00	1,022.60	0.45	2.26
JNL/American Funds International Fund
Class A	1,000.00	1,042.30	0.70	3.55	1,000.00	1,021.37	0.70	3.52
Class B	1,000.00	1,043.10	0.45	2.29	1,000.00	1,022.61	0.45	2.26
JNL/American Funds New World Fund
Class A	1,000.00	1,044.40	0.65	3.30	1,000.00	1,021.62	0.65	3.27
Class B	1,000.00	1,046.20	0.40	2.04	1,000.00	1,022.86	0.40	2.01
JNL Institutional Alt 20 Fund
Class A	1,000.00	1,047.00	0.18	0.92	1,000.00	1,023.98	0.18	0.91
JNL Institutional Alt 35 Fund
Class A	1,000.00	1,046.00	0.17	0.86	1,000.00	1,024.02	0.17	0.86
JNL Institutional Alt 50 Fund
Class A	1,000.00	1,044.40	0.17	0.86	1,000.00	1,024.04	0.17	0.86
JNL Institutional Alt 65 Fund
Class A	1,000.00	1,043.20	0.18	0.91	1,000.00	1,023.97	0.18	0.91
JNL/American Funds Balanced Allocation Fund*
Class A	1,000.00	973.00	0.65	1.07	1,000.00	1,007.25	0.65	1.09
JNL/American Funds Growth Allocation Fund*
Class A	1,000.00	962.00	0.67	1.10	1,000.00	1,007.22	0.67	1.12
JNL Disciplined Moderate Fund
Class A	1,000.00	1,055.10	0.18	0.92	1,000.00	1,023.97	0.18	0.91
JNL Disciplined Moderate Growth Fund
Class A	1,000.00	1,052.70	0.18	0.92	1,000.00	1,023.99	0.18	0.91
JNL Disciplined Growth Fund
Class A	1,000.00	1,050.20	0.18	0.92	1,000.00	1,023.96	0.18	0.91
JNL/AQR Managed Futures Strategy Fund
Class A	1,000.00	990.50	1.36	6.73	1,000.00	1,018.12	1.36	6.82
Class B	1,000.00	991.60	1.16	5.74	1,000.00	1,019.11	1.16	5.82

	Expenses Using Actual Fund Return				Expenses Using Hypothetical 5% Return
	Beginning Account Value 1/1/2012	Ending Account Value 6/30/2012	Annualized Expense Ratios	Expenses Paid During Period	Beginning Account Value 1/1/2012	Ending Account Value 6/30/2012	Annualized Expense Ratios	Expenses Paid During Period
JNL/BlackRock Commodity Securities Fund
Class A	$1,000.00	$934.00	0.98%	$4.71	$1,000.00	$1,019.99	0.98%	$4.92
Class B	1,000.00	935.30	0.78	3.75	1,000.00	1,020.98	0.78	3.92
JNL/BlackRock Global Allocation Fund
Class A	1,000.00	1,033.30	1.11	5.61	1,000.00	1,019.36	1.11	5.57
Class B	1,000.00	1,034.20	0.91	4.60	1,000.00	1,020.35	0.91	4.57
JNL/Brookfield Global Infrastructure Fund
Class A	1,000.00	1,077.20	1.16	5.99	1,000.00	1,019.10	1.16	5.82
Class B	1,000.00	1,078.20	0.96	4.96	1,000.00	1,020.09	0.96	4.82
JNL/Capital Guardian Global Balanced Fund
Class A	1,000.00	1,037.90	1.00	5.07	1,000.00	1,019.87	1.00	5.02
Class B	1,000.00	1,039.20	0.80	4.06	1,000.00	1,020.87	0.80	4.02
JNL/Capital Guardian Global Diversified Research Fund
Class A	1,000.00	1,050.50	1.08	5.51	1,000.00	1,019.49	1.08	5.42
Class B	1,000.00	1,051.90	0.88	4.49	1,000.00	1,020.48	0.88	4.42
JNL/DFA U.S. Core Equity Fund
Class A	1,000.00	1,071.90	0.88	4.53	1,000.00	1,020.48	0.88	4.42
Class B	1,000.00	1,072.80	0.68	3.50	1,000.00	1,021.47	0.68	3.42
JNL/Eagle SmallCap Equity Fund
Class A	1,000.00	1,048.10	0.99	5.04	1,000.00	1,019.96	0.99	4.97
Class B	1,000.00	1,049.60	0.79	4.03	1,000.00	1,020.95	0.79	3.97
JNL/Eastspring Investments Asia ex-Japan Fund
Class A	1,000.00	1,066.70	1.27	6.53	1,000.00	1,018.53	1.27	6.37
Class B	1,000.00	1,066.50	1.07	5.50	1,000.00	1,019.52	1.07	5.37
JNL/Eastspring Investments China-India Fund
Class A	1,000.00	1,034.90	1.31	6.63	1,000.00	1,018.36	1.31	6.57
Class B	1,000.00	1,034.60	1.11	5.62	1,000.00	1,019.36	1.11	5.57
JNL/Franklin Templeton Founding Strategy Fund
Class A	1,000.00	1,054.80	0.05	0.26	1,000.00	1,024.60	0.05	0.25
JNL/Franklin Templeton Global Growth Fund
Class A	1,000.00	1,051.90	1.05	5.36	1,000.00	1,019.63	1.05	5.27
Class B	1,000.00	1,054.40	0.85	4.34	1,000.00	1,020.62	0.85	4.27
JNL/Franklin Templeton Global Multisector Bond Fund
Class A	1,000.00	1,062.60	1.11	5.69	1,000.00	1,019.36	1.11	5.57
Class B	1,000.00	1,063.60	0.91	4.67	1,000.00	1,020.36	0.91	4.57
JNL/Franklin Templeton Income Fund
Class A	1,000.00	1,056.30	0.94	4.81	1,000.00	1,020.19	0.94	4.72
Class B	1,000.00	1,057.40	0.74	3.79	1,000.00	1,021.18	0.74	3.72
JNL/Franklin Templeton International Small Cap Growth Fund
Class A	1,000.00	1,037.70	1.31	6.64	1,000.00	1,018.36	1.31	6.57
Class B	1,000.00	1,037.50	1.11	5.62	1,000.00	1,019.35	1.11	5.57
JNL/Franklin Templeton Mutual Shares Fund
Class A	1,000.00	1,056.00	1.04	5.32	1,000.00	1,019.67	1.04	5.22
Class B	1,000.00	1,056.80	0.84	4.30	1,000.00	1,020.67	0.84	4.22
JNL/Franklin Templeton Small Cap Value Fund
Class A	1,000.00	1,017.80	1.11	5.57	1,000.00	1,019.35	1.11	5.57
Class B	1,000.00	1,018.80	0.91	4.57	1,000.00	1,020.34	0.91	4.57
JNL/Goldman Sachs Core Plus Bond Fund
Class A	1,000.00	1,034.40	0.88	4.45	1,000.00	1,020.50	0.88	4.42
Class B	1,000.00	1,034.70	0.68	3.44	1,000.00	1,021.50	0.68	3.42
JNL/Goldman Sachs Emerging Markets Debt Fund
Class A	1,000.00	1,084.80	1.06	5.49	1,000.00	1,019.57	1.06	5.32
Class B	1,000.00	1,086.00	0.86	4.46	1,000.00	1,020.57	0.86	4.32
JNL/Goldman Sachs Mid Cap Value Fund
Class A	1,000.00	1,074.30	1.01	5.21	1,000.00	1,019.85	1.01	5.07
Class B	1,000.00	1,076.30	0.81	4.18	1,000.00	1,020.84	0.81	4.07

	Expenses Using Actual Fund Return				Expenses Using Hypothetical 5% Return
	Beginning Account Value 1/1/2012	Ending Account Value 6/30/2012	Annualized Expense Ratios	Expenses Paid During Period	Beginning Account Value 1/1/2012	Ending Account Value 6/30/2012	Annualized Expense Ratios	Expenses Paid During Period
JNL/Goldman Sachs U.S. Equity Flex Fund
Class A	$1,000.00	$1,095.80	1.93%	$10.06	$1,000.00	$1,015.25	1.93%	$9.67
Class B	1,000.00	1,096.50	1.73	9.02	1,000.00	1,016.24	1.73	8.67
JNL/Invesco Global Real Estate Fund
Class A	1,000.00	1,148.40	1.06	5.66	1,000.00	1,019.61	1.06	5.32
Class B	1,000.00	1,150.90	0.86	4.60	1,000.00	1,020.61	0.86	4.32
JNL/Invesco International Growth Fund
Class A	1,000.00	1,046.00	1.00	5.09	1,000.00	1,019.89	1.00	5.02
Class B	1,000.00	1,046.00	0.80	4.07	1,000.00	1,020.88	0.80	4.02
JNL/Invesco Large Cap Growth Fund
Class A	1,000.00	1,078.40	0.96	4.96	1,000.00	1,020.09	0.96	4.82
Class B	1,000.00	1,079.50	0.76	3.93	1,000.00	1,021.08	0.76	3.82
JNL/Invesco Small Cap Growth Fund
Class A	1,000.00	1,087.60	1.15	5.97	1,000.00	1,019.13	1.15	5.77
Class B	1,000.00	1,088.40	0.95	4.93	1,000.00	1,020.12	0.95	4.77
JNL/Ivy Asset Strategy Fund
Class A	1,000.00	1,047.30	1.21	6.16	1,000.00	1,018.83	1.21	6.07
Class B	1,000.00	1,048.10	1.01	5.14	1,000.00	1,019.82	1.01	5.07
JNL/JPMorgan International Value Fund
Class A	1,000.00	1,028.30	1.00	5.04	1,000.00	1,019.87	1.00	5.02
Class B	1,000.00	1,030.90	0.80	4.04	1,000.00	1,020.87	0.80	4.02
JNL/JPMorgan MidCap Growth Fund
Class A	1,000.00	1,081.70	0.97	5.02	1,000.00	1,020.02	0.97	4.87
Class B	1,000.00	1,082.70	0.77	3.99	1,000.00	1,021.01	0.77	3.87
JNL/JPMorgan U.S. Government & Quality Bond Fund
Class A	1,000.00	1,024.50	0.69	3.47	1,000.00	1,021.45	0.69	3.47
Class B	1,000.00	1,025.50	0.49	2.47	1,000.00	1,022.44	0.49	2.46
JNL/Lazard Emerging Markets Fund
Class A	1,000.00	1,080.40	1.21	6.26	1,000.00	1,018.82	1.21	6.07
Class B	1,000.00	1,081.10	1.01	5.23	1,000.00	1,019.80	1.01	5.07
JNL/Lazard Mid Cap Equity Fund
Class A	1,000.00	1,032.20	1.01	5.10	1,000.00	1,019.82	1.01	5.07
Class B	1,000.00	1,032.80	0.81	4.09	1,000.00	1,020.81	0.81	4.07
JNL/M&G Global Basics Fund
Class A	1,000.00	987.80	1.20	5.93	1,000.00	1,018.91	1.20	6.02
Class B	1,000.00	988.60	1.00	4.94	1,000.00	1,019.90	1.00	5.02
JNL/M&G Global Leaders Fund
Class A	1,000.00	1,041.30	1.19	6.04	1,000.00	1,018.96	1.19	5.97
Class B	1,000.00	1,042.10	0.99	5.03	1,000.00	1,019.96	0.99	4.97
JNL/Mellon Capital Management 10 x 10 Fund
Class A	1,000.00	1,073.10	0.05	0.26	1,000.00	1,024.60	0.05	0.25
JNL/Mellon Capital Management Index 5 Fund
Class A	1,000.00	1,060.20	0.05	0.26	1,000.00	1,024.60	0.05	0.25
JNL/Mellon Capital Management Emerging Markets Index Fund
Class A	1,000.00	1,036.30	0.82	4.15	1,000.00	1,020.76	0.82	4.12
Class B	1,000.00	1,037.40	0.62	3.14	1,000.00	1,021.77	0.62	3.12
JNL/Mellon Capital Management European 30 Fund
Class A	1,000.00	986.80	0.77	3.80	1,000.00	1,021.02	0.77	3.87
Class B	1,000.00	987.90	0.57	2.82	1,000.00	1,022.02	0.57	2.87
JNL/Mellon Capital Management Pacific Rim 30 Fund
Class A	1,000.00	1,025.30	0.75	3.78	1,000.00	1,021.15	0.75	3.77
Class B	1,000.00	1,026.80	0.55	2.77	1,000.00	1,022.14	0.55	2.77
JNL/Mellon Capital Management S&P 500 Index Fund
Class A	1,000.00	1,091.60	0.58	3.02	1,000.00	1,021.98	0.58	2.92
Class B	1,000.00	1,092.70	0.38	1.98	1,000.00	1,022.98	0.38	1.91
JNL/Mellon Capital Management S&P 400 MidCap Index Fund
Class A	1,000.00	1,075.80	0.59	3.05	1,000.00	1,021.91	0.59	2.97
Class B	1,000.00	1,077.00	0.39	2.01	1,000.00	1,022.90	0.39	1.96

	Expenses Using Actual Fund Return				Expenses Using Hypothetical 5% Return
	Beginning Account Value 1/1/2012	Ending Account Value 6/30/2012	Annualized Expense Ratios	Expenses Paid During Period	Beginning Account Value 1/1/2012	Ending Account Value 6/30/2012	Annualized Expense Ratios	Expenses Paid During Period
JNL/Mellon Capital Management Small Cap Index Fund
Class A	$1,000.00	$1,083.00	0.58%	$3.00	$1,000.00	$1,021.99	0.58%	$2.92
Class B	1,000.00	1,084.70	0.38	1.97	1,000.00	1,022.99	0.38	1.91
JNL/Mellon Capital Management International Index Fund
Class A	1,000.00	1,033.00	0.65	3.29	1,000.00	1,021.64	0.65	3.27
Class B	1,000.00	1,034.70	0.45	2.28	1,000.00	1,022.64	0.45	2.26
JNL/Mellon Capital Management Bond Index Fund
Class A	1,000.00	1,020.60	0.56	2.81	1,000.00	1,022.06	0.56	2.82
Class B	1,000.00	1,021.60	0.36	1.81	1,000.00	1,023.06	0.36	1.81
JNL/Mellon Capital Management Global Alpha Fund
Class A	1,000.00	983.00	1.35	6.66	1,000.00	1,018.17	1.35	6.77
Class B	1,000.00	983.10	1.15	5.67	1,000.00	1,019.16	1.15	5.77
JNL/Mellon Capital Management Dow Jones U.S. Contrarian Opportunities Index Fund*
Class A	1,000.00	969.00	0.70	1.15	1,000.00	1,007.16	0.70	1.17
Class B	1,000.00	969.00	0.50	0.82	1,000.00	1,007.50	0.50	0.84
JNL/Morgan Stanley Mid Cap Growth Fund*
Class A	1,000.00	939.00	1.15	1.86	1,000.00	1,006.42	1.15	1.92
Class B	1,000.00	939.00	0.95	1.54	1,000.00	1,006.74	0.95	1.59
JNL/Neuberger Berman Strategic Income Fund*
Class A	1,000.00	999.00	0.96	1.60	1,000.00	1,006.73	0.96	1.61
Class B	1,000.00	1,000.00	0.76	1.27	1,000.00	1,007.07	0.76	1.27
JNL/Oppenheimer Global Growth Fund
Class A	1,000.00	1,045.00	1.01	5.14	1,000.00	1,019.87	1.01	5.07
Class B	1,000.00	1,046.60	0.81	4.12	1,000.00	1,020.86	0.81	4.07
JNL/PIMCO Real Return Fund
Class A	1,000.00	1,049.90	0.84	4.28	1,000.00	1,020.69	0.84	4.22
Class B	1,000.00	1,051.00	0.64	3.26	1,000.00	1,021.68	0.64	3.22
JNL/PIMCO Total Return Bond Fund
Class A	1,000.00	1,043.80	0.80	4.07	1,000.00	1,020.87	0.80	4.02
Class B	1,000.00	1,044.90	0.60	3.05	1,000.00	1,021.86	0.60	3.02
JNL/PPM America Floating Rate Income Fund
Class A	1,000.00	1,035.80	1.01	5.11	1,000.00	1,019.85	1.01	5.07
JNL/PPM America High Yield Bond Fund
Class A	1,000.00	1,072.20	0.74	3.81	1,000.00	1,021.17	0.74	3.72
Class B	1,000.00	1,073.30	0.54	2.78	1,000.00	1,022.17	0.54	2.72
JNL/PPM America Mid Cap Value Fund
Class A	1,000.00	1,052.10	1.06	5.41	1,000.00	1,019.62	1.06	5.32
Class B	1,000.00	1,054.10	0.86	4.39	1,000.00	1,020.61	0.86	4.32
JNL/PPM America Small Cap Value Fund
Class A	1,000.00	1,064.20	1.05	5.39	1,000.00	1,019.62	1.05	5.27
Class B	1,000.00	1,065.20	0.85	4.36	1,000.00	1,020.61	0.85	4.27
JNL/PPM America Value Equity Fund
Class A	1,000.00	1,090.70	0.86	4.47	1,000.00	1,020.61	0.86	4.32
Class B	1,000.00	1,092.10	0.66	3.43	1,000.00	1,021.60	0.66	3.32
JNL/Red Rocks Listed Private Equity Fund
Class A	1,000.00	1,110.30	1.17	6.14	1,000.00	1,019.04	1.17	5.87
Class B	1,000.00	1,111.30	0.97	5.09	1,000.00	1,020.04	0.97	4.87
JNL/S&P Managed Conservative Fund
Class A	1,000.00	1,043.80	0.15	0.76	1,000.00	1,024.11	0.15	0.75
JNL/S&P Managed Moderate Fund
Class A	1,000.00	1,051.90	0.14	0.71	1,000.00	1,024.15	0.14	0.70
JNL/S&P Managed Moderate Growth Fund
Class A	1,000.00	1,060.30	0.14	0.72	1,000.00	1,024.17	0.14	0.70
JNL/S&P Managed Growth Fund
Class A	1,000.00	1,064.50	0.14	0.72	1,000.00	1,024.15	0.14	0.70
JNL/S&P Managed Aggressive Growth Fund
Class A	1,000.00	1,064.30	0.16	0.82	1,000.00	1,024.07	0.16	0.81

	Expenses Using Actual Fund Return				Expenses Using Hypothetical 5% Return
	Beginning Account Value 1/1/2012	Ending Account Value 6/30/2012	Annualized Expense Ratios	Expenses Paid During Period	Beginning Account Value 1/1/2012	Ending Account Value 6/30/2012	Annualized Expense Ratios	Expenses Paid During Period
JNL/S&P Competitive Advantage Fund
Class A	$1,000.00	$1,105.00	0.69%	$3.61	$1,000.00	$1,021.43	0.69%	$3.47
Class B	1,000.00	1,106.80	0.49	2.57	1,000.00	1,022.42	0.49	2.46
JNL/S&P Dividend Income & Growth Fund
Class A	1,000.00	1,086.00	0.68	3.53	1,000.00	1,021.50	0.68	3.42
Class B	1,000.00	1,087.40	0.48	2.49	1,000.00	1,022.49	0.48	2.41
JNL/S&P Intrinsic Value Fund
Class A	1,000.00	1,044.40	0.69	3.51	1,000.00	1,021.43	0.69	3.47
Class B	1,000.00	1,045.00	0.49	2.49	1,000.00	1,022.44	0.49	2.46
JNL/S&P Total Yield Fund
Class A	1,000.00	1,098.20	0.70	3.65	1,000.00	1,021.37	0.70	3.52
Class B	1,000.00	1,100.20	0.50	2.61	1,000.00	1,022.37	0.50	2.51
JNL/S&P 4 Fund
Class A	1,000.00	1,083.30	0.05	0.26	1,000.00	1,024.60	0.05	0.25
JNL/T. Rowe Price Established Growth Fund
Class A	1,000.00	1,132.10	0.87	4.61	1,000.00	1,020.55	0.87	4.37
Class B	1,000.00	1,133.10	0.67	3.55	1,000.00	1,021.54	0.67	3.37
JNL/T. Rowe Price Mid-Cap Growth Fund
Class A	1,000.00	1,074.80	1.01	5.21	1,000.00	1,019.85	1.01	5.07
Class B	1,000.00	1,075.80	0.81	4.18	1,000.00	1,020.84	0.81	4.07
JNL/T. Rowe Price Short-Term Bond Fund
Class A	1,000.00	1,014.10	0.71	3.56	1,000.00	1,021.31	0.71	3.57
Class B	1,000.00	1,015.00	0.51	2.56	1,000.00	1,022.30	0.51	2.56
JNL/T. Rowe Price Value Fund
Class A	1,000.00	1,074.50	0.92	4.75	1,000.00	1,020.28	0.92	4.62
Class B	1,000.00	1,075.30	0.72	3.72	1,000.00	1,021.27	0.72	3.62
JNL/UBS Large Cap Select Growth Fund
Class A	1,000.00	1,040.90	0.97	4.92	1,000.00	1,020.03	0.97	4.87
Class B	1,000.00	1,042.00	0.77	3.91	1,000.00	1,021.02	0.77	3.87
JNL/WMC Balanced Fund
Class A	1,000.00	1,055.30	0.74	3.78	1,000.00	1,021.18	0.74	3.72
Class B	1,000.00	1,055.90	0.54	2.76	1,000.00	1,022.17	0.54	2.72
JNL/WMC Money Market Fund
Class A	1,000.00	1,000.00	0.25	1.24	1,000.00	1,023.62	0.25	1.26
Class B	1,000.00	1,000.00	0.25	1.24	1,000.00	1,023.62	0.25	1.26
JNL/WMC Value Fund
Class A	1,000.00	1,080.80	0.78	4.04	1,000.00	1,020.99	0.78	3.92
Class B	1,000.00	1,081.80	0.58	3.00	1,000.00	1,021.98	0.58	2.92

* Fund has less than 6-month’s operating history.  For Funds with less than 6- month’s operating history, the amounts reported under Expenses Using Hypothetical 5% Return are not comparable to the amounts reported in Expenses Using Actual Fund Return.

Expenses paid during the period are equal to the annualized net expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the period, then divided by the number of days in the most recent 12-month period (to reflect the most recent 6-month period).

Quarterly Portfolio Holdings

The Funds file a complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q.  The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov.  The Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.  It is also available upon request from the registrant by calling the Funds toll-free at 1-866-255-1935.

Proxy Voting Guidelines

The Board has adopted the proxy voting policy and procedures (“Policy”) of the Funds’ Adviser, pursuant to which the Board has delegated proxy voting responsibility to the Adviser, and pursuant to which the Adviser has delegated proxy voting responsibility to each of the Sub-Advisers, except Standard & Poor’s Investment Advisory Services LLC (“SPIAS”), which does not have a proxy voting policy, nor does SPIAS vote proxies.  The Trust has adopted each of the Sub-Adviser’s proxy voting policies and procedures (“Procedures”).

The Policy is designed to promote accountability of the company’s management to its shareholders and to align the interests of management with those shareholders.  The Sub-Advisers generally review each matter on a case-by-case basis in order to make a determination of how to vote in a manner that best serves the interests of Fund shareholders.  The Sub-Advisers may abstain from voting from time to time where it determines that the costs associated with voting a proxy outweigh the benefits derived from exercising the right to vote.  For example, JNAM shall permit a Sub-Adviser to abstain from voting a proxy for securities that have been loaned by the Fund and would have to be recalled in order to submit a proxy vote.   In addition, the Sub-Advisers will

monitor situations that may result in a conflict of interest in accordance with their policies and procedures.  A description of the policies and procedures used by the Funds to vote proxies relating to the portfolio securities and information on how the Funds voted proxies relating to portfolio securities during the 12-month period ended June 30, 2012 are available (1) without charge, upon request by calling 1-800-873-5654 (Annuity Service Center), 1-800-599-5651 (NY Annuity Service Center) or 1-800-777-7779 (for contracts purchased through a bank or financial institution) or 1-888-464-7779 (for NY contracts purchased through a bank or financial institution), (2) by writing JNL Series Trust, P.O. Box 378002, Denver, Colorado 80237-8002 (3) on Jackson National Life Insurance Company’s or Jackson National Life Insurance Company of New York’s website at www.jackson.com, and (4) on the U.S. Securities and Exchange Commission’s website at www.sec.gov.

TRUSTEES AND OFFICERS OF JNL SERIES TRUST (THE “TRUST”)

The interested Trustee and the Officers of the Trust (other than the Chief Compliance Officer, as described below) or the Adviser do not receive any compensation from the Trust for their services as Trustees or Officers.  The following persons, who are disinterested Trustees of the Trust, and the Trust’s Chief Compliance Officer, received from the Trust the compensation amounts indicated for the services as such for the six-month period ended June 30, 2012:

TRUSTEE	AGGREGATE COMPENSATION FROM THE TRUST(1)	PENSION OR RETIREMENT BENEFITS ACCRUED AS PART OF TRUST EXPENSES	ESTIMATED ANNUAL BENEFITS UPON RETIREMENT	TOTAL COMPENSATION FROM THE TRUST AND FUND COMPLEX
Michael Bouchard	$71,474	$0	$0	$84,000	(4)
William J. Crowley, Jr.	$79,982	$0	$0	$94,000	(5)
Dominic D’Annunzio	$73,601	$0	$0	$86,500	(6)
Michelle Engler (3)	$86,364	$0	$0	$101,500
James Henry	$73,601	$0	$0	$86,500	(7)
Richard McLellan	$69,346	$0	$0	$81,500
William R. Rybak	$77,855	$0	$0	$91,500
Patricia Woodworth	$71,474	$0	$0	$84,000	(8)
Steven J. Fredricks (2)	$190,596	$0	$0	$224,000

(1)         The fees paid to the independent Trustees are paid for combined service on the Boards of the Trust, JNL Investors Series Trust and JNL Variable Fund LLC (the “Fund Complex”).  The fees are allocated to the Funds and affiliated investment companies on a pro-rata basis based on net assets.  The total fees to all the independent Trustees are $709,500.

(2)         Mr. Fredricks’ compensation is paid by the Funds for his duties as the Chief Compliance Officer of the Fund Complex.  The expense is allocated to the Funds and affiliated investment companies on a pro-rata basis based on net assets.

(3)         Ms. Engler is an ex officio (non-voting) member of the Governance Committee.  Therefore, she does not receive any compensation as a member of the Governance Committee.

(4)         Amount includes $4,200 deferred by Mr. Bouchard.

(5)         Amount includes $70,500 deferred by Mr. Crowley.

(6)         Amount includes $43,250 deferred by Mr. D’Annunzio.

(7)         Amount includes $77,850 deferred by Mr. Henry.

(8)         Amount includes $84,000 deferred by Ms. Woodworth.

JNL SERIES TRUST (THE “TRUST”)

APPROVAL OF THE TRUST’S INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS

The Board of Trustees of the Trust (“Board”) oversees the management of the Trust and its separate Funds (each a “Fund” and collectively the “Funds”) and, as required by law, determines annually whether to approve the Trust’s advisory agreement (“Advisory Agreement”) with Jackson National Asset Management, LLC (“JNAM”) and each Fund’s Sub-Adviser(s) and certain sub-sub-advisers (“Sub-Advisory Agreements” and, collectively with the Advisory Agreement, the “Agreements”).

At meetings on August 25-26, 2011 and June 11-12, 2012, the Board, including all of the independent trustees, who are not considered interested persons of the Funds (as defined in the Investment Company Act of 1940, as amended) (the “Independent Trustees”) considered information relating to the continuation of these Agreements and approval of one new Sub-Advisory Agreement and amendment of one Sub-Advisory Agreement.  In advance of the meetings, independent legal counsel for the Independent Trustees requested that certain information be provided to the Board relating to the Agreements.  The Board received, and had the opportunity to review, this and other materials, ask questions and request further information in connection with its consideration.  At the conclusion of the Board’s discussions, the Board approved the Agreements through June 30, 2013.

In reviewing the Agreements and considering the information, the Board was advised by outside independent legal counsel.  The Board considered the factors it deemed relevant, including: (1) the nature, quality and extent of the services to be provided, (2) the investment performance of each Fund, (3) profitability data, (4) whether economies of scale may be realized and shared, in some measure, with investors as each Fund grows, and (5) other benefits that may accrue to JNAM or each Sub-Adviser through its relationship with the Trust.  In its deliberations, the Board, in exercising its business judgment did not identify any single factor that alone was responsible for the Board’s decision to approve the Agreements.

Before approving the Agreements, the Independent Trustees met in executive session with their independent legal counsel to consider the materials provided by JNAM and the terms of the Agreements.  Based on its evaluation of those materials, the Board, including the interested and Independent Trustees, concluded that the Agreements are in the best interests of the shareholders of the applicable Fund.  In reaching its conclusions, the Board considered numerous factors, including the following:

Nature, Quality and Extent of Services

The Board examined the nature, quality and extent of the services to be provided by JNAM and the Sub-Advisers.

For each Fund, the Board considered the services to be provided by JNAM, including but not limited to the oversight of the Sub-Advisers pursuant to the “Manager of Managers” exemption, as well as the provision of recordkeeping and compliance services to the Funds.  The Board also took into account that JNAM would monitor the performance of the various organizations that would provide services to the Funds, including the Funds’ distributor, transfer agent, and custodian.  With respect to JNAM’s oversight of the Sub-Advisers, the Board noted that JNAM would be responsible for screening and recommending new sub-advisers when appropriate, as well as monitoring and reporting to the Board on the performance and operations of the existing Sub-Advisers.  The Board also considered the investment sub-advisory services to be provided by each Sub-Adviser.  The Board noted JNAM’s evaluation of the Sub-Advisers, as well as JNAM’s recommendations, based on its review of the Sub-Advisers, to approve the Sub-Advisory Agreements.

The Board reviewed the qualifications, backgrounds and responsibilities of JNAM’s senior management that would be responsible for oversight of the Funds and each Sub-Adviser, and also reviewed the qualifications, backgrounds and responsibilities of the Sub-Advisers’ portfolio managers who would be responsible for the day-to-day management of each Fund.  The Board reviewed information pertaining to JNAM’s and each Sub-Adviser’s organizational structure, senior management, financial stability, investment operations, and other relevant information pertaining to both JNAM and each Sub-Adviser. The Board considered compliance reports about JNAM and the Sub-Advisers from the Funds’ Chief Compliance Officer.

Based on the foregoing, the Board concluded that (i) each Fund is likely to continue to benefit from the nature, extent and quality of the services to be provided by JNAM under the Agreement and (ii) each Fund is likely to benefit from the nature, extent and quality of the services to be provided by each Sub-Adviser under the applicable Sub-Advisory Agreement.

Investment Performance of the Funds

The Board considered the performance of each Fund, including how the Fund performed versus the average performance of a group of comparable funds (“peer group”) selected by an independent data service and how the Fund performed versus its primary benchmark (“benchmark”) index. For certain Funds, the Board considered the relevant custom benchmark or relevant blended benchmark.  This consideration was based on JNAM’s assertion that the custom or blended benchmark is, in some circumstances, be a more meaningful source of comparative information than a broad-based benchmark index for certain Funds that use a limited or unique investment focus.  A custom benchmark may not be available for certain periods presented, in which case the Fund was compared to its primary benchmark.  The performance reviewed by the Board was for periods ended on December 31, 2011 (unless otherwise noted).  When available, the Board considered one-, five-, ten-year, or since inception performance.

Existing Funds — JNL Series Trust:

JNL/American Funds Blue Chip Income and Growth Fund.  The Board considered that the Fund underperformed its benchmark for the one-year and since inception periods. The Board noted that while the Fund had also underperformed its peer group for the since inception period, it had outperformed its peer group for the one-year period. The Board also noted that the Fund only commenced operations in May 2010.  The Board noted, therefore, that it would be prudent to allow the team more time to develop its long-term performance record with the Fund.  The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreement.

JNL/American Funds Global Bond Fund.  The Board considered that the Fund outperformed its peer group for the one-year period, but underperformed its benchmark for the one-year period and had underperformed its peer group and benchmark since inception. The Board noted that the Fund had only commenced operations in May 2010.  The Board noted, therefore, that it would be prudent to allow the team more time to develop its long-term performance record with the Fund.  The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreement.

JNL/American Funds Global Small Capitalization Fund.  The Board considered that while the Fund underperformed its peer group and benchmark for the one-year and since inception periods, the Fund had only commenced operations in May 2010.  The Board noted, therefore, that it would be prudent to allow the team more time to develop its long-term performance record with the Fund.  The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreement.

JNL/American Funds Growth-Income Fund.  The Board considered that while the Fund underperformed its peer group and benchmark for the one-year and since inception periods, the Fund had only commenced operations in May 2010.  The Board noted, therefore, that it would be prudent to allow the team more time to develop its long-term performance record with the Fund.  The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreement.

JNL/American Funds International Fund.  The Board considered that while the Fund underperformed its peer group and benchmark for the one-year and since inception periods, the Fund had only commenced operations in May 2010.  The Board noted, therefore, that it would be prudent to allow the team more time to develop its long-term performance record with the Fund.  The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreement.

JNL/American Funds New World Fund.  The Board considered that the Fund outperformed its benchmark for the one-year and since inception periods, outperformed its peer group for the one-year period, but underperformed its peer group for the since inception period.  The Board also took into account that the Fund commenced operations in May 2010.  The Board noted, therefore, that it would be prudent to allow the team more time to develop its long-term performance record with the Fund.  The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreement.

JNL Institutional Alt 20 Fund, JNL Institutional Alt 35 Fund, JNL Institutional Alt 50 Fund and JNL Institutional Alt 65 Fund.  The Board considered that each Fund outperformed its blended benchmark and peer group for the since inception period, but had underperformed its peer group and benchmark for the one-year period.  The Board concluded that it would be in the best interests of each Fund and its shareholders to renew the Agreement.

JNL/BlackRock Commodity Securities Fund.  The Board considered that the Fund outperformed its peer group for the one-year, but underperformed its blended benchmark for the one-year and since inception periods and its peer group for the since inception period.  The Board also considered that the Sub-Adviser began managing the Fund in October 2010 and noted, therefore, that it would be prudent to allow the team more time to develop its long-term performance record with the Fund.  The Board concluded that it would be in the best interests of the Fund and its shareholders to approve the Agreements.

JNL/BlackRock Global Allocation Fund.  The Board noted that the Fund outperformed its peer group for the one-year and since inception periods, but underperformed its blended benchmark for the one-year and since inception periods.  The Board also noted that the Fund began operations in October 2010 and noted therefore, that it would be prudent to allow the team more time to develop its long-term performance record with the Fund.  The Board concluded it would be in the best interests of the Fund and its shareholders to approve the Agreements.

JNL/Capital Guardian Global Balanced Fund.  The Board considered that the Fund underperformed its peer group and blended benchmark for all periods.  The Board also considered, however, that Capital Guardian has recently restructured its portfolio management team and had made changes to portfolio composition at the end of 2011 in an effort to improve performance.  The Board concluded that it would be prudent to allow the Sub-Adviser time to improve performance and in the best interests of the Fund and its shareholders to renew the Agreements, but continues to explore its strategic options.

JNL/Capital Guardian Global Diversified Research Fund.  The Board considered that the Fund outperformed its benchmark and peer group for the one- and five-year periods, but underperformed its benchmark and peer group for the ten-year period.  The Board also took into consideration that Capital Guardian has changed its analyst team and research coverage, as well as portfolio composition.  The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Eagle SmallCap Equity Fund.  The Board took into account that the Fund outperformed its benchmark and peer group for the one-, five- and ten-year periods.  The Board concluded it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Eastspring Asia Ex-Japan Fund (formerly, JNL/PAM Asia ex-Japan Fund).  The Board noted that the Fund outperformed its peer group since inception, but underperformed its benchmark for the one-year and since inception periods and underperformed its peer group for the one-year period.  The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Eastspring China-India Fund (formerly, JNL/PAM China-India Fund).  The Board considered that the Fund performed in-line with its blended benchmark for the one-year period, outperformed its blended benchmark since inception, but underperformed its peer group for the one-year and since inception periods.  As of March 31, 2012 the Fund performed in-line with its benchmark for the three-year period.  Given these considerations and that the Fund does not yet have a five-year track record the Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreement.

JNL/Franklin Templeton Founding Strategy Fund.  The Board considered that the Fund outperformed its blended benchmark and the peer group for the one-year period, but underperformed its peer group since inception.  The Board noted that as the Fund invests equally in only three underlying funds, its investment performance will depend on the performance of the underlying funds, each of whose performance is evaluated by the Board. Given these considerations and that the Fund does not yet have a five-year track record, the Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreement.

JNL/Franklin Templeton Global Growth Fund.  The Board considered that the Fund outperformed its peer group for the one-year period, but underperformed its benchmark for the one-year and since inception periods and underperformed its peer group for the since inception period.  The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Franklin Templeton Global Multisector Bond Fund. The Board took into account that the Fund had not commenced operations and there was no performance data to review. The board did review the performance of certain of Franklin’s funds with similar investment mandates. The Board concluded that it would be in the best interest of the Fund and its shareholders to approve the Agreements.

JNL/Franklin Templeton Income Fund.  The Board considered that the Fund outperformed its peer group and blended benchmark for the three-year period (though it underperformed both its blended benchmark and the peer group for the one-, five- and ten-year period. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Franklin Templeton International Small Cap Growth Fund.  The Board noted that the Fund outperformed its peer group for the since inception and its benchmark for the one-year period but, but underperformed its peer group for the one-year period and benchmark since inception.  The Board also noted, however, that Franklin Templeton began sub-advising the Fund in May 2010 and noted, therefore, that it would be prudent to allow the team more time to develop its long-term performance record with the Fund.  The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Franklin Templeton Mutual Shares Fund.  The Board took into account that the Fund outperformed its peer group for the one-year period (though it underperformed its benchmark for the one-year period and since inception and its peer group since inception).  The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreement.

JNL/Franklin Templeton Small Cap Value Fund.  The Board considered that the Fund outperformed its benchmark and peer group for the one- and five-year and since inception periods.  The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Goldman Sachs Core Plus Bond Fund.  The Board considered that the Fund outperformed the peer group for the one-, five and ten-year periods and outperformed its benchmark for the ten-year period.  The Fund underperformed its benchmark for the one- and five-year periods. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Goldman Sachs Emerging Markets Debt Fund.  The Board noted that the Fund underperformed its benchmark and peer group for the one-year and since inception periods. The Board also considered, however, that the Fund has only been in operation since 2008 and that it outperformed its benchmark and the peer group for the one-year period last year.  The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Goldman Sachs Mid Cap Value Fund.  The Board considered that the Fund outperformed its peer group for the five-year and since inception periods and outperformed its benchmark for the five-year period, but underperformed its benchmark for the one-year and since inception periods.  The Board concluded it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Goldman Sachs U.S. Equity Flex Fund.  The Board considered that the Fund underperformed its benchmark for the one-year and since inception periods.  There was no comparable performance information available for the peer group selected by the independent data provider.  The Board noted, however, that Goldman Sachs began sub-advising the Fund in October 2010 and noted, therefore, that it would be prudent to allow the team more time to develop its long-term performance record with the Fund.  The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Invesco Global Real Estate Fund.  The Board considered that the Fund outperformed its benchmark for the five-year period and peer group since inception, but underperformed the peer group and its benchmark for the one-year period and peer group for the five year period and benchmark since inception.  The Board took into consideration that the Fund’s Lipper peer group contains a number of funds with only domestic real estate securities where as the Fund holds a 60% weighting in non-U.S. securities.  The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Invesco International Growth Fund.  The Board considered that the Fund outperformed its benchmark and peer group for the one- and five-year periods though it underperformed its peer group and benchmark since inception.  The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Invesco Large Cap Growth Fund.  The Board took into account that the Fund underperformed its benchmark and peer group for all periods, but noted that the Fund outperformed its benchmark and the peer group last year.  The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Invesco Small Cap Growth Fund.  The Board considered that the Fund outperformed its peer group and benchmark for all periods, except that the Fund underperformed its benchmark for the ten-year period. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Ivy Asset Strategy Fund.  The Board considered that the Fund underperformed its peer group and benchmark for all periods.  The Board also took into account that the Fund commenced operations in September 2009.  The Board noted, therefore, that it would be prudent to allow the team more time to develop its long-term performance record with the Fund.  Given these considerations and that the Fund does not yet have a five-year track record the Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreement.

JNL/JPMorgan International Value Fund.  The Board considered that the Fund outperformed its benchmark and the peer group for the five-year period, though it underperformed its benchmark and the peer group for the one- and ten-year periods.  The Board concluded it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/JPMorgan Midcap Growth Fund.  The Board considered that the Fund underperformed its peer group and benchmark for all periods.  The Board took into account, however, that last year the Fund ranked in the third decile and outperformed its peer group for the one-year period. As a result, the Board considered the Adviser’s assertion that underperformance during the last year had affected the performance data for all periods. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements and to provide the sub-adviser with the opportunity to improve performance.

JNL/JPMorgan U.S. Government & Quality Bond Fund.  The Board took into account that the Fund outperformed its peer group and benchmark for all periods, except that the Fund underperformed its benchmark for the ten-year period.  The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Lazard Emerging Markets Fund.  The Board took into account that the Fund outperformed its benchmark and peer group for the one- and five-year and since inception periods, except that the Fund underperformed its peer group for the since inception period.  The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Lazard Mid Cap Equity Fund.  The Board considered that the Fund underperformed its peer group and benchmark for all periods.  The Board noted, however, that the Fund was in the first decile and outperformed its peer group for the one-year period last year.  As a result, the Board considered the Adviser’s assertion that underperformance during the last year had affected the performance data for all periods. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements and to provide the sub-adviser with the opportunity to improve performance.

JNL/M&G Global Basics Fund.  The Board took into account that the Fund outperformed its benchmark since inception, but underperformed its benchmark for the one-year period and underperformed its peer group for the one-year and since inception periods. The board also considered that the Fund outperformed its benchmark for the three-year period.  Given these considerations and that the Fund does not yet have a five-year track record the Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreement.

JNL/M&G Global Leaders Fund.  The Board considered that the Fund ranked in the first decile and outperformed its peer group for the three-year period, but underperformed its benchmark and peer group for the one-year and since inception periods.  Given these considerations and that the Fund does not yet have a five-year track record the Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreement.

JNL/Mellon Capital Management S&P 500 Index Fund.  The Board noted that the Fund underperformed its peer group and benchmark for all periods, except the Fund outperformed its peer group for the five-year period.  In addition, the Fund’s gross performance as of March 31, 2012 tracked its benchmark for the one-, three, five- and ten-year periods.  The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Mellon Capital Management S&P 400 MidCap Index Fund.  The Board considered that the Fund outperformed its peer group for the one- and five-year and since inception periods, but underperformed its benchmark for the one- and five-year and since inception periods.  The Board noted that the Fund’s gross performance as of March 31, 2011 tracked its benchmark for the one- and five-year periods.  The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Mellon Capital Management Small Cap Index Fund.  The Board considered that the Fund underperformed its peer group and benchmark for all periods, but noted that the Fund’s gross performance as of March 31, 2012 was equal to or better than its benchmark for the one-, three-, five- and ten-year periods.  The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Mellon Capital Management International Index Fund.  The Board took into account that the Fund outperformed its peer group for the one-year period, but underperformed its benchmark for the same period. The Board noted that the Fund underperformed its peer group and benchmark for the five-year and since inception periods.  The Board also noted, however, that the Fund’s gross performance as of March 31, 2012 was equal to or better than its benchmark for the one-, three-, five- and ten-year periods.  The Board concluded it would be in the best interests of the Fund and its shareholders to renew the agreements.

JNL/Mellon Capital Management Bond Index Fund.  The Board considered that the Fund outperformed its peer group for the one- and five-year and since inception periods, but underperformed its benchmark for all periods.  The Board also took into account that the Fund’s gross performance as of March 31, 2012 tracked its benchmark for the one- and five-year periods.  The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Mellon Capital Management 10 x 10 Fund.  The Board considered that the Fund outperformed its peer group for the one-year period, although it underperformed its benchmark for the one-year period and underperformed its peer group since inception.  The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreement.

JNL/Mellon Capital Management Index 5 Fund.  The Board took into account that the Fund outperformed its peer group for the one-year and since inception periods, but slightly underperformed its blended benchmark for the one-year period.  The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreement.

JNL/Mellon Capital Management European 30 Fund.  The Board considered that the Fund outperformed its peer group and benchmark for the one-year period and outperformed its benchmark since inception, but underperformed its peer group since inception.  The Board took into account that the Fund’s gross performance as of March 31, 2012 tracked its custom benchmark for the one-year period.  The Board concluded it would be in the best interests of the Fund and its shareholders to renew the agreements.

JNL/Mellon Capital Management Pacific Rim 30 Fund.  The Board took into account that the Fund outperformed its peer group for the one-year period, but underperformed its custom benchmark for the one-year period, and that the Fund outperformed its peer group since inception.  The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Mellon Capital Management Global Alpha Fund.  The Board considered that the Fund outperformed its benchmark and peer group for the one-year period, outperformed its benchmark since inception, but underperformed its peer group for the since inception period.  The Board also took into account that the Fund commenced operations in September 2009.  The Board noted, therefore, that it would be prudent to allow the team more time to develop its long-term performance record with the Fund.  The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Mellon Capital Management Emerging Markets Index Fund.  The Board took into account that the Fund had less than one-year of performance data. The Board noted that the Fund commenced operations in August 2011. The Board noted, therefore, that it would be prudent to allow the team more time to develop its performance record with the Fund.  The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreement.

JNL/Mellon Capital Management Dow Jones U.S. Contrarian Opportunities Index Fund.    The Board took into account that the Fund had not commenced operations and there was no performance data to review. The board did review the performance of certain client accounts with a similar investment strategy. The Board concluded that it would be in the best interest of the Fund and its shareholders to approve the Agreements.

JNL/Oppenheimer Global Growth Fund.  The Board took into account that the Fund outperformed its benchmark and peer group for the five- and ten-year periods, but underperformed its benchmark and peer group for the one-year period.  The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/PIMCO Real Return Fund.  The Board took into account that the Fund outperformed both its benchmark and the peer group since inception, but underperformed its benchmark and peer group for the one-year period.  The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/PIMCO Total Return Bond Fund.  The Board noted that the Fund outperformed its peer group and benchmark for the five- and ten-year periods, but underperformed its peer group and benchmark for the one-year period. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/PPM America Floating Rate Income Fund. The Board considered that the Fund underperformed its benchmark for the one-year period. The Board took into account that the Fund had only commenced operations in January 2011.  The Board noted, therefore, that it would be prudent to allow the team more time to develop its performance record with the Fund.  The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreement.

JNL/PPM America High Yield Bond Fund.  The Board considered that the Fund outperformed its benchmark and the peer group for the one-year period (though it underperformed for the other, longer periods, except that it outperformed its peer group for the ten-year period.)  The Board noted the Adviser’s assertion that the Fund is managed consistently with its investment strategy.  The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/PPM America Mid Cap Value Fund.  The Board took into account that the Fund outperformed its peer group for the three-year period and as of March 31, 2012 and the Fund outperformed its benchmark for the three-year period (though it underperformed its benchmark and the peer group for the one-year and since inception periods).  The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/PPM America Small Cap Value Fund.  The Board considered that the Fund underperformed its benchmark and the peer group for all periods.  The Board also took into account, however, that as of March 31, 2012 the Fund was ranked in the third decile and had outperformed its benchmark for the three-year period.  The Board noted, therefore, that it would be prudent to allow the team more time to develop its performance record with the Fund.  The Board concluded that it would be in the best interests of each Fund and its shareholders to renew the Agreements.

JNL/PPM America Value Equity Fund.  The Board considered that the Fund underperformed its benchmark and the peer group for all periods. The Board also noted, however, that as of March 31, 2012 the Fund was in the first decile and outperformed its benchmark for the three-year period.  The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Red Rocks Listed Private Equity Fund.  The Board took into account that the Fund outperformed its benchmark for the one-year period, but underperformed its peer group for the one-year period.  The Fund underperformed its benchmark and peer group since inception.  Given that the Fund does not yet have a five-year track record, the Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreement.

JNL/S&P Competitive Advantage Fund.  The Board took into account that the Fund outperformed its peer group for the one-year and since inception periods, but underperformed its custom benchmark for the one-year period.  The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/S&P Dividend Income & Growth Fund.  The Board noted that the Fund outperformed its peer group for the one-year and since inception periods, but underperformed its custom benchmark for the one-year period.  The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/S&P Intrinsic Value Fund.  The Board considered that the Fund outperformed its peer group for the one-year period, but underperformed its custom benchmark for the one-year period. The Board noted that the Fund had underperformed its peer group since inception.  Given that the Fund does not yet have a five-year track record the Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreement.

JNL/S&P Total Yield Fund.  The Board noted that the Fund outperformed its primary benchmark and peer group since inception but underperformed its primary benchmark and peer group for the one-year period. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/S&P 4 Fund.  The Board took into account that the Fund outperformed its peer group for the one-year and since inception periods, but underperformed its custom benchmark for the one-year period. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreement.

JNL Disciplined Growth Fund (formerly, JNL/S&P Disciplined Growth Fund).  The Board considered that the Fund underperformed its blended benchmark and the peer group for the one-year period. The Board also noted that the Fund underperformed its peer group since inception.  The Board took note, however, that JNAM began managing the Fund in August 2011.  The Board concluded, therefore, that it would be prudent to allow the team more time to develop its performance record with the Fund.  The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements until the Adviser assumed managerial responsibilities.

JNL Disciplined Moderate Fund (formerly, JNL/S&P Disciplined Moderate Fund).  The Board considered that the Fund outperformed the peer group for the one-year period, but underperformed its blended benchmark for the one-year period.  The Board also noted that the Fund underperformed its peer group since inception.  The Board took note that JNAM began managing the Fund in August 2011.  The Board concluded, therefore, that it would be prudent to allow the team more time to develop its performance record with the Fund.  The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements until the Adviser assumed managerial responsibilities.

JNL Disciplined Moderate Growth Fund (formerly, JNL/S&P Disciplined Moderate Growth Fund).  The Board took into account that the Fund outperformed the peer group for the one-year period but underperformed its blended benchmark for the one-year period.  The Board also noted that the Fund underperformed its peer group since inception.  The Board took note that JNAM began managing the Fund in August 2011.  The Board noted, therefore, that it would be prudent to allow the team more time to develop its performance record with the Fund.  The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements the Adviser assumed managerial responsibilities.

JNL/S&P Managed Conservative Fund.  The Board considered that the Fund outperformed its peer group for the one-year period, but underperformed its blended benchmark for the one-year period. The Board noted that the Fund underperformed its peer group for the five-year and since inception periods.  The Board also noted that as of March 31, 2012 the Fund tracked or outperformed its benchmark for the three- and five-year periods.  The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/S&P Managed Moderate Fund.  The Board noted that the Fund underperformed its blended benchmark for the one- and five-year periods, and underperformed the peer group for the one-, five and since inception periods.  The Board considered that as of March 31, 2012 the Fund tracked or outperformed its custom benchmark for the three- and five-year periods.  The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/S&P Managed Moderate Growth Fund.  The Board considered that the Fund outperformed its blended benchmark for the ten-year period, but underperformed its blended benchmark for the one- and five-year periods. The Board also noted that the Fund outperformed its peer group for the one-year and ten-year periods, but underperformed its peer group for the five-year period.  The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/S&P Managed Growth Fund.  The Board took into account that the Fund outperformed its blended benchmark for the ten-year period, but underperformed its blended benchmark for the one- and five-year periods and underperformed  its peer group for the one-, five- and ten-year periods. The Board considered that as of March 31, 2012 the Fund tracked or outperformed its benchmark for the three-, five- and ten-year periods.  The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/S&P Managed Aggressive Growth Fund.  The Board took into account that the Fund outperformed its blended benchmark for the ten-year period, but underperformed the peer group for the ten-year period. The Board also noted that the Fund underperformed the peer group and blended benchmark for the one- and five-year periods. The Board considered that as of March 31, 2012 the Fund outperformed its benchmark for the three-, five- and ten-year periods. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/T. Rowe Price Established Growth Fund.  The Board considered that the Fund outperformed its peer group for the one-, five- and ten-year periods and outperformed it benchmark for the ten-year period.  The Board noted that the Fund underperformed its benchmark for the one- and five-year periods.  The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/T. Rowe Price Mid-Cap Growth Fund.  The Board took into account that the Fund outperformed both its benchmark and the peer group for the one-, five-, and ten-year periods.  The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/T. Rowe Price Short-Term Bond Fund.  The Board considered that the Fund outperformed its peer group for the one-year period.  The Board noted that the Fund underperformed its benchmark and peer group for the five-year and since inception periods.  The Board considered that the Sub-Adviser began managing the Fund in September 2009. The Board noted that the Fund’s one-year performance as of March 31, 2012 outperformed its benchmark for the one- and three-year periods The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/T. Rowe Price Value Fund.  The Board took into account that the Fund outperformed the peer group for the one-year period and outperformed the benchmark for the five- and ten-year periods (thought it underperformed the benchmark for the one-year period.). The Board noted that the Fund underperformed its peer group for the five-year period and performed in-line with its peer group for the ten-year period.  The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/WMC Balanced Fund.  The Board considered that the Fund outperformed its blended benchmark for the five- and ten-year periods, but underperformed its blended benchmark for the one-year period.  The Fund also outperformed the peer group for the one-, five- and ten-year periods.  The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/WMC Money Market Fund.  The Board took into account that the Fund outperformed the peer group for the one- and five-year periods, but underperformed its benchmark for the one-, five-, and ten-year periods and underperformed its peer group for the ten-year period.  The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/WMC Value Fund.  The Board noted that the Fund outperformed its peer group and benchmark for the five-year and since inception, but underperformed its peer group and benchmark for the one-year period. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL Series Trust — New Funds:

JNL/Brookfield Global Infrastructure Fund. The Board took into account that the Fund had not commenced operations and there was no performance data to review. The board did review the performance of certain of Brookfield’s client accounts with a similar investment strategy. The Board concluded that it would be in the best interest of the Fund and its shareholders to approve the Agreements.

Costs of Services

The Board reviewed the fees to be paid to JNAM and each Fund’s Sub-Adviser(s).  For each Fund, the Board reviewed fee and expense information as compared to that of comparable funds managed by other advisers, as well as fees charged by each Sub-Adviser to similar clients, if any.  The Board also noted that JNAM does not manage any institutional accounts with which Funds’ fees could be compared.  Using information provided by an independent data service, the Board evaluated each Fund’s advisory fees compared to the average advisory fees for other funds similar in size, character and investment strategy (the “peer group”).  While the Board also considered each Fund’s sub-advisory fee and compared that to the average sub-advisory fee of the peer group, the Board noted that each Fund’s sub-advisory fee would be paid by JNAM (not the Fund) and, therefore, would be neither a direct shareholder expense nor a direct influence on a Fund’s total expense ratio.

Further detail considered by the Board regarding the advisory and sub-advisory fees of each Fund is set forth below:

Existing Funds — JNL Series Trust:

JNL/American Funds Blue Chip Income and Growth Fund, JNL/American Funds Global Bond Fund, JNL/American Funds Global Small Capitalization Fund, JNL/American Funds Growth-Income Fund, JNL/American Funds International Fund, JNL/American Funds New World Fund, JNL Institutional Alt 35 Fund, JNL Institutional Alt 50 Fund and JNL Institutional Alt 65 Fund.  The Board considered that each Fund has no sub-advisory fees.  The Board noted that each Fund’s advisory fees are lower than the peer group average.  The Board noted that the total expense ratio (including underlying Fund expenses) is higher than the peer group average.  However, the Board also noted that the total expense ratio (excluding underlying Fund expenses) is lower than the peer group average and each of the underlying funds is subject to individual oversight by the Board.  The Board concluded that the advisory fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL Institutional Alt 20 Fund.  The Board considered that the Fund has no sub-advisory fees.  The Board noted that the Fund’s advisory fees and total expense ratio (including underlying Fund expenses) are lower than the respective peer group averages and each of the underlying funds is subject to individual oversight by the Board.  The Board concluded that the advisory fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/BlackRock Commodity Securities Fund.  The Board took into account that the Fund’s advisory and sub-advisory fees are lower than the respective peer group averages.  The Board noted that the Fund’s total expense ratio is lower than the peer group average.  The Board concluded that the advisory and sub-advisory fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/BlackRock Global Allocation Fund.  The Board took into account that the Fund’s advisory fees and sub-advisory fees are lower than the respective peer group averages.  The Board noted that the Fund’s total expense ratio is lower than the peer group average.  The Board concluded that the advisory fees are in the best interests of the Fund and its potential shareholders in light of the services provided.

JNL/Capital Guardian Global Balanced Fund.  The Board considered that the Fund’s advisory fees are higher than the peer group average and the sub-advisory fees are lower than the peer group average.  The Board noted that the Fund’s total expense ratio is lower than the peer group average.  The Board concluded that the advisory and sub-advisory fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/Capital Guardian Global Diversified Research Fund.  The Board considered that the Fund’s advisory fees are lower than the peer group average and the Fund’s sub-advisory fees are higher than the peer group average.  The Board noted that the Fund’s total expense ratio is lower than the peer group average.  The Board concluded that the advisory and sub-advisory fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/Eagle SmallCap Equity Fund.  The Board took into account that the Fund’s advisory fees are lower than the peer group average and the sub-advisory fees are equal to the peer group averages.  The Board noted that the Fund’s total expense ratio is lower than the peer group average.  The Board concluded that the advisory and sub-advisory fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/Eastspring Asia Ex-Japan Fund (formerly, JNL/PAM Asia ex-Japan Fund).  The Board considered that the Fund’s advisory and sub-advisory fees are higher than the respective peer group averages.  The Board noted that the Fund’s total expense ratio is equal to the peer group average.  The Board concluded that the advisory and sub-advisory fees are in the best interests of the Fund and its shareholders in light of the services provided and the Fund’s performance.

JNL/Eastspring China-India Fund (formerly, JNL/PAM China-India Fund).  The Board considered that the Fund’s advisory and sub-advisory fees are lower than the respective peer group averages.  The Board noted that the Fund’s total expense ratio is lower than the peer group average.  The Board concluded that the advisory and sub-advisory fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/Franklin Templeton Founding Strategy Fund.  The Board considered that the Fund has no advisory or sub-advisory fees.  The Board noted that the total expense ratio (including underlying Fund expenses) is higher than the peer group average.  However, the Board also noted that the Fund’s total expense ratio (excluding underlying Fund expenses) is lower than the peer group average and each of the underlying funds is subject to individual oversight by the Board.  The Board concluded that the total expenses are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/Franklin Templeton Global Growth Fund.  The Board took into account that the Fund’s advisory fees and sub-advisory fees are lower than the respective peer group averages.  The Board noted that the Fund’s total expense ratio is lower than the peer group average.  The Board concluded that the advisory and sub-advisory fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/Franklin Templeton Income Fund.  The Board took into account that the Fund’s advisory and sub-advisory fees are higher than the respective peer group averages.  The Board noted that the Fund’s total expense ratio is four basis points higher than the peer group average.  The Board concluded that the advisory and sub-advisory fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/Franklin Templeton International Small Cap Growth Fund.  The Board took into account that the Fund’s advisory and sub-advisory fees are higher than the respective peer group averages.  The Board noted that the Fund’s total expense ratio is two basis points higher than the peer group average.  The Board concluded that the advisory and sub-advisory fees are in the best interests of the Fund and its shareholders in light of the services provided and the Fund’s performance.

JNL/Franklin Templeton Mutual Shares Fund.  The Board considered that the Fund’s advisory and sub-advisory fees are higher than the respective peer group averages.  The Board noted that the Fund’s total expense ratio is higher than the peer group average.  The Board noted that the strategy offered by Franklin Mutual Advisers, LLC is offered to relatively few sub-advised funds, all with essentially similar sub-adviser fee schedules.  The Board concluded that the advisory and sub-advisory fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/Franklin Templeton Small Cap Value Fund.  The Board considered that the Fund’s advisory fees are equal to the peer group average and the Fund’s sub-advisory fees are lower than the peer group average.  The Board noted that the Fund’s total expense ratio is lower than the peer group average.  The Board concluded that the advisory and sub-advisory fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/Goldman Sachs Core Plus Bond Fund.  The Board considered that the Fund’s advisory fees are higher than the peer group average and the Fund’s sub-advisory fees are lower than the peer group average.  The Board noted that the Fund’s total expense ratio is one basis point higher than the peer group average.  The Board concluded that the advisory and sub-advisory fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/Goldman Sachs Emerging Markets Debt Fund.  The Board took into account that the Fund’s advisory and sub-advisory fees are higher than the respective peer group averages.  The Board noted that the Fund’s total expense ratio is higher than the peer group average.  The Board considered, however, that Lipper does not have a classification specifically for Emerging Markets Debt Funds in the variable annuity universe.  Therefore many of the Fund’s peers do not invest in emerging markets, where the cost of investing is often higher than in developed markets.  The Board concluded that the advisory and sub-advisory fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/Goldman Sachs Mid Cap Value Fund.  The Board took into account that the Fund’s advisory and sub-advisory fees are higher than the respective peer group averages.  The Board noted that the Fund’s total expense ratio is lower than the peer group average.  The Board concluded that the advisory and sub-advisory fees are in the best interests of the Fund and its shareholders in light of the services provided and the Fund’s performance.

JNL/Goldman Sachs U.S. Equity Flex Fund.  The Board considered that the Fund’s advisory fees are higher than the peer group average.  The peer group did not include a group of comparable sub-advised funds for Board consideration.  The Board noted that the Fund’s total expense ratio is lower than the peer group average.  The Board concluded that the advisory and sub-advisory fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/Invesco Global Real Estate Fund.  The Board took into account that the Fund’s advisory fees are lower than the peer group average and the Fund’s sub-advisory fees are higher than the respective peer group average.  The Board noted that the Fund’s total expense ratio is lower than the peer group average.  The Board concluded that the advisory and sub-advisory fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/Invesco International Growth Fund.  The Board considered that the Fund’s advisory fees are lower than the peer group average and the Fund’s sub-advisory fees are higher than the peer group average.  The Board noted that the Fund’s total expense ratio is lower than the peer group average.  The Board concluded that the advisory and sub-advisory fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/Invesco Large Cap Growth Fund.  The Board considered that the Fund’s advisory and sub-advisory fees are higher than the respective peer group averages.  The Board noted that the Fund’s total expense ratio is one basis point higher than the peer group average.  The Board concluded that the advisory and sub-advisory fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/Invesco Small Cap Growth Fund.  The Board took into account that the Fund’s advisory fees and sub-advisory fees are higher than respective peer group averages.  The Board noted that the Fund’s total expense ratio is lower than the peer group average.  The Board concluded that the advisory and sub-advisory fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/Ivy Asset Strategy Fund.  The Board considered that the Funds’ advisory and sub-advisory fees are higher than the respective peer group averages.  The Board noted that the Fund’s total expense ratio is lower than the peer group average.  The Board concluded that the advisory and sub-advisory fees are in the best interests of the Fund and its shareholders in light of the services provided and the Fund’s performance against its peer group.

JNL/JPMorgan International Value Fund.  The Board considered that the Fund’s advisory fees are lower than the peer group average and sub-advisory fees are higher than the peer group average.  The Board noted that the Fund’s total expense ratio is lower than the peer group average.  The Board concluded that the advisory and sub-advisory fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/JPMorgan Midcap Growth Fund.  The Board took into account that the Fund’s advisory fees and sub-advisory fees are higher than the respective peer group averages.  The Board noted that the Fund’s total expense ratio is lower than the peer group average.  The Board concluded that the advisory and sub-advisory fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/JPMorgan U.S. Government & Quality Bond Fund.  The Board considered that the Fund’s advisory fees are lower than the peer group average and sub-advisory fees are higher than the peer group average.  The Board noted that the Fund’s total expense ratio is lower than the peer group average.  The Board concluded that the advisory and sub-advisory fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/Lazard Emerging Markets Fund.  The Board took into account that the Fund’s advisory fees are lower than the peer group average and the Fund’s sub-advisory fees are higher than the peer group average.  The Board noted that the Fund’s total expense ratio is lower than the peer group average.  The Board concluded that the advisory and sub-advisory fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/Lazard Mid Cap Equity Fund.  The Board took into account that the Fund’s advisory fees are lower than the peer group average and sub-advisory fees are higher than the peer group average.  The Board noted that the Fund’s total expense ratio is lower than the peer group average.  The Board concluded that the advisory and sub-advisory fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/M&G Global Basics Fund.  The Board considered that the Fund’s advisory fees are higher than the peer group average and the Fund’s sub-advisory fees are lower than the peer group average.  The Board noted that the Fund’s total expense ratio is higher than the peer group average. In considering Fund fees the Board also considered the Fund’s outperformance against its benchmark for the longer-term periods. The Board concluded that the advisory and sub-advisory fees are in the best interests of the Fund and its shareholders in light of the services provided and the Fund’s recent performance.

JNL/M&G Global Leaders Fund.  The Board took into account that the Fund’s advisory and sub-advisory fees are higher than the respective peer group average.  The Board noted that the Fund’s total expense ratio is higher than the peer group average.  The Board noted that the sub-adviser fees are consistent with other funds sub-advised by M&G Investment Management Limited.  The Board concluded that the advisory and sub-advisory fees are in the best interests of the Fund and its shareholders in light of the services provided and the Fund’s recent performance.

JNL/Mellon Capital Management S&P 500 Index Fund.  The Board considered that the Fund’s advisory fees are higher and sub-advisory fees are lower than the respective peer group averages.  The Board noted that the Fund’s total expense ratio is three basis points higher than the peer group average.  The Board concluded that the advisory and sub-advisory fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/Mellon Capital Management S&P 400 MidCap Index Fund.  The Board considered that the Fund’s advisory fees are one basis point higher than the peer group average and sub-advisory fees are lower than the respective peer group average.  The Board noted that the Fund’s total expense ratio is lower than the peer group average.  The Board concluded that the advisory and sub-advisory fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/Mellon Capital Management Small Cap Index Fund.  The Board took into account that the Fund’s advisory and sub-advisory fees are lower than the respective peer group averages.  The Board noted that the Fund’s total expense ratio is lower than the peer group average.  The Board concluded that the advisory and sub-advisory fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/Mellon Capital Management International Index Fund.  The Board considered that the Fund’s advisory fees and sub-advisory fees are lower than the respective peer group averages.  The Board noted that the Fund’s total expense ratio is lower than the peer group average.  The Board concluded that the advisory and sub-advisory fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/Mellon Capital Management Bond Index Fund.  The Board considered that the Fund’s advisory fees are lower than the peer group average and the Fund’s sub-advisory fees are one basis point higher than the peer group average.  The Board noted that the Fund’s total expense ratio is lower than the peer group average.  The Board concluded that the advisory and sub-advisory fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/Mellon Capital Management 10 x 10 Fund.  The Board took into account that the Fund has no advisory or sub-advisory fees.  The Board noted that the Fund’s total expense ratio (both including and excluding underlying Fund expenses) is lower than the peer group average.  The Board concluded that the total expenses are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/Mellon Capital Management Index 5 Fund.  The Board took into account that the Fund has no advisory or sub-advisory fees.  The Board noted that the Fund’s total expense ratio (both including and excluding underlying Fund expenses) is lower than the peer group average.  The Board concluded that the total expenses are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/Mellon Capital Management European 30 Fund.  The Board considered that the Fund’s advisory and sub-advisory fees are lower than the peer group average.  The Board noted that the Fund’s total expense ratio is lower than the peer group average.  The Board concluded that the advisory and sub-advisory fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/Mellon Capital Management Pacific Rim 30 Fund.  The Board considered that the Fund’s advisory and sub-advisory fees are lower than the respective peer group averages.  The Board noted that the Fund’s total expense ratio is lower than the peer group average.  The Board concluded that the advisory and sub-advisory fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/Mellon Capital Management Global Alpha Fund.  The Board considered that the Fund’s advisory and sub-advisory fees are higher than the respective peer group averages.  The Board noted that the Fund’ total expense ratio is higher than the peer group average.  In considering Fund fees the Board also considered the Fund’s performance. The Board concluded that the advisory and sub-advisory fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/Mellon Capital Management Emerging Markets Index Fund.  The Board took into account that the Fund’s expected advisory fees are equal to its peer group average and sub-advisory fees are lower than its peer group average.  The Board noted that the Fund’ estimated total expense ratio is lower than the peer group average.  The Board concluded that the advisory fees are in the best interests of the Fund and its potential shareholders in light of the services provided.

JNL/Mellon Capital Management Dow Jones U.S. Contrarian Opportunities Index Fund.  The Board took into account that the Fund’s expected advisory fees are higher than its peer group average and sub-advisory fees are lower than its peer group average.  The Board noted that the Fund’ estimated total expense ratio is three basis points higher than the peer group average.  The Board concluded that the advisory fees are in the best interests of the Fund and its potential shareholders in light of the services provided.

JNL/Oppenheimer Global Growth Fund.  The Board considered that the Fund’s advisory and sub-advisory fees are lower than the respective peer group averages.  The Board noted that the Fund’s total expense ratio is lower than the peer group average.  The Board concluded that the advisory and sub-advisory fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/PIMCO Real Return Fund.  The Board took into account that the Fund’s advisory fees and sub-advisory fees are higher the respective peer group averages.  The Board noted that the Fund’s total expense ratio is higher than the peer group average.  The Board noted that the sub-advisory fee paid to PIMCO is consistent with other funds managed by PIMCO.  In considering the Fund fees the Board also considered the Fund’s outperformance since inception.  The Board concluded that the advisory and sub-advisory fees are in the best interests of the Fund and its shareholders in light of the services provided and the Fund’s performance.

JNL/PIMCO Total Return Bond Fund.  The Board took into account that the Fund’s advisory and sub-advisory fees are one basis point higher than the respective peer group averages.  The Board noted that the Fund’s total expense ratio is lower than the peer group average.  The Board concluded that the advisory and sub-advisory fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/PPM America Floating Rate Income Fund.   The Board took into account that the Fund’s advisory fees are higher than the peer group average and sub-advisory fees are lower than the peer group average.  The Board noted that the Fund’s total expense ratio is six basis points higher than the peer group average.  The Board considered, however, that Lipper does not have a classification for Bank Loan Funds in the variable annuity universe, and that many of the Fund’s peers do not invest in bank loans.  The Board concluded that the advisory and sub-advisory fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/PPM America High Yield Bond Fund.  The Board considered that the Fund’s advisory and sub-advisory fees are lower than the respective peer group averages.  The Board noted that the Fund’s total expense ratio is lower than the peer group average.  The Board concluded that the advisory and sub-advisory fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/PPM America Mid Cap Value Fund.  The Board took into account that the Fund’s advisory fees and sub-advisory fees are lower than the respective peer group averages.  The Board noted that the Fund’s total expense ratio is lower than the peer group average.  The Board concluded that the advisory and sub-advisory fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/PPM America Small Cap Value Fund.  The Board took into account that the Fund’s advisory and sub-advisory fees are lower than the respective peer group averages.  The Board noted that the Fund’s total expense ratio is lower than the peer group average.  The Board concluded that the advisory and sub-advisory fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/PPM America Value Equity Fund.  The Board considered that the Fund’s advisory and sub-advisory fees are lower than the respective peer group averages.  The Board noted that the Fund’s total expense ratio is lower than the peer group average.  The Board concluded that the advisory and sub-advisory fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/Red Rocks Listed Private Equity Fund.  The Board took into account that the Fund’s advisory and sub-advisory fees are higher than the respective peer group averages.  The Board noted that the Fund’s total expense ratio is three basis points higher than the peer group average.  The Board considered, however, that Lipper does not have a classification for Listed Private Equity Funds in the variable annuity universe, and that many of the Fund’s peers do not invest in listed private equity securities.  The Board noted management’s assertion that Red Rocks Capital, LLC is the industry leader in researching and analyzing listed private equity companies and the sub-advisory fees are identical to similarly managed products sub-advised by Red Rocks Capital, LLC.  The Board concluded that the advisory and sub-advisory fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/S&P Competitive Advantage Fund.  The Board took into account that the Fund’s advisory fees are lower than the peer group average.  The peer group did not include a group of comparable sub-advised funds for Board consideration.  The Board noted that the Fund’s total expense ratio is lower than the peer group average.  The Board concluded that the advisory and sub-advisory fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/S&P Dividend Income & Growth Fund.  The Board considered that the Fund’s advisory and sub-advisory fees are lower than the respective peer group averages.  The Board noted that the Fund’s total expense ratio is lower than the peer group average.  The Board concluded that the advisory and sub-advisory fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/S&P Intrinsic Value Fund.  The Board considered that the Fund’s advisory fees are higher than the peer group average and the Fund’s sub-advisory fees are lower than the peer group average.  The Board noted that the Fund’s total expense ratio is three basis points higher than the peer group average.  The Board concluded that the advisory and sub-advisory fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/S&P Total Yield Fund.  The Board considered that the Fund’s advisory fees are higher than the peer group average and sub-advisory fees are equal to the peer group average.  The Board noted that the Fund’s total expense ratio is six basis points higher than the peer group average.  The Board concluded that the advisory and sub-advisory fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/S&P 4 Fund.  The Board considered that the Fund has no advisory or sub-advisory fees.  The Board noted that the Fund’s total expense ratio (both including and excluding underlying Fund expenses) is lower than the peer group average.  The Board concluded that the total expenses are in the best interests of the Fund and its shareholders in light of the services provided.

JNL Disciplined Growth Fund (formerly, JNL/S&P Disciplined Growth Fund).  The Board took into account that the Fund’s advisory fees and total expense ratio (excluding underlying Fund expenses) are higher than the peer group average, but that the Fund’s total expense ratio (including underlying Fund expenses) is lower than the peer group average.  The Board concluded that the advisory and sub-advisory fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL Disciplined Moderate Fund (formerly, JNL/S&P Disciplined Moderate Fund).  The Board took into account that the Fund’s advisory and total expense ratio (excluding underlying Fund expenses) are higher than the respective peer group averages, but noted that the Funds total expense ratio (including underlying Fund expenses) is lower than the peer group average.  The Board concluded that the advisory and sub-advisory fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL Disciplined Moderate Growth Fund (formerly, JNL/S&P Disciplined Moderate Growth Fund).  The Board took into account that the Fund’s advisory and total expense ratio (excluding underlying Fund expenses) are higher than the respective peer group averages, but that the total expense ratio (including underlying Fund expenses) are lower than the peer group average.  The Board concluded that the advisory and sub-advisory fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/S&P Managed Conservative Fund.  The Board took into account that the Fund’s advisory and sub-advisory fees are lower than the respective peer group averages.  The Board noted that the total expense ratio (including underlying Fund expenses) is higher than the peer group average.  However, the Board also noted that the total expense ratio (excluding underlying Fund expenses) is lower than the peer group average and each of the underlying funds is subject to individual oversight by the Board.  The Board concluded that the advisory and sub-advisory fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/S&P Managed Moderate Fund.  The Board considered that the Fund’s advisory and sub-advisory fees are lower than the respective peer group averages.  The Board noted that the total expense ratio (including underlying Fund expenses) is higher than the peer group average.  However, the Board also noted that the total expense ratio (excluding underlying Fund expenses) is lower than the peer group average and each of the underlying funds is subject to individual oversight by the Board.  The Board concluded that the advisory and sub-advisory fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/S&P Managed Moderate Growth Fund.  The Board took into account that the Fund’s advisory and sub-advisory fees are lower than the respective peer group averages.  The Board noted that the Fund’s total expense ratio (including underlying Fund expenses) is higher than the peer group average.  However, the Board noted that the total expense ratio (excluding underlying Fund expenses) is lower than the peer group average.  The Board concluded that the advisory and sub-advisory fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/S&P Managed Growth Fund.  The Board took into account that the Fund’s advisory and sub-advisory fees are lower than the respective peer group averages.  The Board noted that the total expense ratio (including underlying Fund expenses) is higher than the peer group average.  However, the Board also noted that the total expense ratio (excluding underlying Fund expenses) is lower than the peer group average and each of the underlying funds is subject to individual oversight by the Board.  The Board concluded that the advisory and sub-advisory fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/S&P Managed Aggressive Growth Fund.  The Board took into account that the Fund’s advisory fees and sub-advisory fees are lower than the respective peer group averages.  The Board also noted that the total expense ratio (including underlying Fund expenses) is higher than the peer group average.  However, the Board noted that the total expense ratio (excluding underlying Fund expenses) is lower than the peer group average and each of the underlying funds is subject to individual oversight by the Board.  The Board concluded that the advisory and sub-advisory fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/T. Rowe Price Established Growth Fund.  The Board considered that the Fund’s advisory fees are lower than the peer group average and the Fund’s sub-advisory fees are two basis points higher than the peer group average.  The Board noted that the Fund’s total expense ratio is lower than the peer group average.  The Board concluded that the advisory and sub-advisory fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/T. Rowe Price Mid-Cap Growth Fund.  The Board took into account that the Fund’s advisory fees and sub-advisory fees are higher than the respective peer group averages.  The Board noted that the Fund’s total expense ratio is lower than the peer group average.  The Board concluded that the advisory and sub-advisory fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/T. Rowe Price Short-Term Bond Fund.  The Board took into account that the Fund’s advisory and sub-advisory fees are lower than the respective peer group averages.  The Board noted that the Fund’s total expense ratio is lower than the peer group average.  The Board concluded that the advisory and sub-advisory fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/T. Rowe Price Value Fund.  The Board considered that the Fund’s advisory fees and sub-advisory fees are lower than the respective peer group averages.  The Board noted that the Fund’s total expense ratio is lower than the peer group average.  The Board concluded that the advisory and sub-advisory fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/WMC Balanced Fund.  The Board considered that the Fund’s advisory and sub-advisory fees are lower than the respective peer group averages.  The Board noted that the Fund’s total expense ratio is lower than the peer group average.  The Board concluded that the advisory and sub-advisory fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/WMC Money Market Fund.  The Board considered that the Fund’s advisory fees are lower than the peer group average.  The peer group did not include a group of comparable sub-advised funds for Board consideration.  The Board noted that the Fund’s total expense ratio is lower than the peer group average.  The Board concluded that the advisory and sub-advisory fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/WMC Value Fund.  The Board considered that the Fund’s advisory fees are lower than the peer group average and sub-advisory fees are higher than peer group average.  The Board noted that the Fund’s total expense ratio is lower than the peer group average.  The Board concluded that the advisory and sub-advisory fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL Series Trust — New Funds:

JNL/Brookfield Global Infrastructure Fund. The Board noted that the Fund’s total expense ratio is estimated to be lower than the peer group average, though the Fund’s advisory fees and sub-advisory fees are both expected to be higher than their respective peer group averages.  The Board concluded that it would be in the best interest of the Fund and its shareholders to approve the Agreements.

Economies of Scale

The Board considered whether each Fund’s proposed advisory fee reflects the potential for economies of scale for the benefit of Fund shareholders.  Based on information provided by JNAM, the Board noted that the fee arrangement for each Fund, with the exception of the JNL/PIMCO Total Return Bond Fund, contains breakpoints that decrease the fee rate as assets increase.  The Board concluded that the advisory fees in some measure share economies of scale with shareholders.  The Board noted that the sub-advisory fee paid to PIMCO is consistent with other funds managed by PIMCO.

Other Benefits to JNAM and the Sub-Advisers

In evaluating the benefits that may accrue to JNAM through its relationship with the Funds, the Board noted that JNAM and certain of its affiliates would serve the Funds in various capacities, including as adviser, administrator, transfer agent, broker-dealer and distributor, and receive compensation from the Funds in connection with providing services to the Funds.  The Board noted that each service to be provided to the Funds by JNAM or one of its affiliates would be pursuant to a written agreement, which the Board would evaluate periodically as required by law.  The Board also noted that certain Sub-Advisers would pay for portions of meetings organized by the Funds’ distributor to educate wholesalers about the Fund(s) that each of those Sub-Advisers manage.  The Board considered JNAM’s assertion that those meetings would not yield a profit to the Funds’ distributor, Sub-Advisers would not be required to participate in the meetings and recommendations to hire or fire Sub-Advisers would not be influenced by a Sub-Adviser’s willingness to participate in the meetings.  In addition, certain affiliates of the Sub-Advisers participate in the sale of funds or insurance contracts and are compensated by the Funds’ distributor for its activities, in addition to payments for marketing and conferences.  The Board reviewed the monetary values of these transactions.  Lastly, certain affiliates of JNAM may receive benefits under the federal income tax laws with respect to tax deductions and credits.

In evaluating the benefits that may accrue to the Sub-Advisers through their relationship with the Fund(s), the Board noted that each Sub-Adviser may receive indirect benefits in the form of soft dollar arrangements for portfolio securities trades placed with the Funds’ assets and may also develop additional investment advisory business with JNAM, the Funds or other clients of the sub-adviser as a result of its relationship with the Fund(s).  The Board also considered that in the case of J.P. Morgan Investment Management, Inc. (“JPMorgan”), affiliates serve as the custodian and the securities lending agent for the Funds of JNL Series Trust, JNL Variable Fund LLC, and the JNL Investors Series Trust.  The Board considered that each service to be provided to the Funds by JPMorgan affiliates are pursuant to a written agreement, which the Board evaluates periodically as required by law.  As an affiliate of the Master Funds of the JNL/American Funds, Capital Guardian Trust Company serves as investment sub-adviser to the following funds of JNL Series Trust: JNL/Capital Guardian Global Balanced Fund and JNL/Capital Guardian Global Diversified Research Fund.

JNL Series Trust JNL Variable Fund LLC One Corporate Way Lansing, MI 48951	PRSRT STD U.S. POSTAGE PAID JACKSON NATIONAL ASSET MANAGEMENT L.L.C.

VADV6413 07/12

Item 2.  Code of Ethics.

Not applicable to the semi-annual filing.

Item 3.  Audit Committee Financial Expert.

Not applicable to the semi-annual filing.

Item 4.  Principal Accountant Fees and Services.

Not applicable to the semi-annual filing.

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6.  Investments.

(a)           Below is a Schedule I — Investments in securities of unaffiliated issuers for the JNL/BlackRock Commodity Securities Fund, the JNL/BlackRock Global Allocation Fund, the JNL/Capital Guardian Global Diversified Research Fund, the JNL/DFA U.S. Core Equity Fund, the JNL/Eagle SmallCap Equity Fund, the JNL/Franklin Templeton Global Growth Fund, the JNL/Franklin Templeton Income Fund, the JNL/Franklin Templeton Global Multisector Bond Fund, the JNL/Franklin Templeton Mutual Shares Fund, the JNL/Franklin Templeton Small Cap Value Fund, the JNL/Goldman Sachs Mid Cap Value Fund, the JNL/Goldman Sachs U.S. Equity Flex Fund, the JNL/Invesco Global Real Estate Fund, the JNL/Invesco International Growth Fund, the JNL/Invesco Large Cap Growth Fund, the JNL/Invesco Small Cap Growth Fund, the JNL/Ivy Asset Strategy Fund, the JNL/JPMorgan International Value Fund, the JNL/JPMorgan MidCap Growth Fund, the JNL/Lazard Emerging Markets Fund, the JNL/M&G Global Leaders Fund, the JNL/Mellon Capital Management Dow Jones U.S. Contrarian Opportunities Fund, the JNL/Mellon Capital Management Emerging Market Index Fund, the JNL/Mellon Capital Management International Index Fund, the JNL/Mellon Capital Management S&P 400 MidCap Index Fund, the JNL/Mellon Capital Management S&P 500 Index Fund, the JNL/Mellon Capital Management Small Cap Index Fund, the JNL/Neuberger Berman Strategic Income Fund, the JNL/Oppenheimer Global Growth Fund, JNL/PPM America Floating Rate Income Fund, the JNL/PPM America High Yield Bond Fund, the JNL/T.Rowe Price Established Growth Fund, the JNL/T. Rowe Price Mid-Cap Growth Fund, the JNL/T. Rowe Price Value Fund, and the JNL/WMC Value Fund, for which a summary schedule of investments was provided in the Semi-Annual Report (Unaudited) dated June 30, 2012, pursuant to §210.1212 of Regulation S-X.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2012

JNL/BlackRock Commodity Securities Fund

Sector Weightings:	Percentage of Total Investments
Energy	61.3%
Materials	7.9
Commodity Indexed Structured Notes	7.6
Short Term Investments	23.2
Total Investments	100.0%

	Shares/Par (p)	Value
COMMON STOCKS - 72.0%
ENERGY - 63.8%
Anadarko Petroleum Corp.	300	$19,892
Apache Corp.	387	34,049
Arch Coal Inc. (e)	35	240
Baker Hughes Inc.	221	9,071
Berry Petroleum Co. - Class A	153	6,079
Cabot Oil & Gas Corp. - Class A	460	18,143
Cameron International Corp. (c)	420	17,933
Canadian Natural Resources Ltd.	439	11,772
Carrizo Oil & Gas Inc. (c)	133	3,116
Cenovus Energy Inc.	279	8,862
Chevron Corp.	326	34,373
Cimarex Energy Co.	98	5,394
CNOOC Ltd. - ADR	44	8,756
Coastal Energy Co. (c)	382	5,030
ConocoPhillips	118	6,566
Consol Energy Inc.	131	3,955
Crew Energy Inc. (c) (e)	564	3,184
Denbury Resources Inc. (c)	120	1,818
Devon Energy Corp.	411	23,828
Dresser-Rand Group Inc. (c)	434	19,316
Dril-Quip Inc. (c)	173	11,359
EnCana Corp.	267	5,554
Ensco Plc - Class A	139	6,545
EOG Resources Inc.	414	37,291
EQT Corp.	222	11,918
EXCO Resources Inc. (e)	203	1,539
Exxon Mobil Corp.	418	35,772
FMC Technologies Inc. (c)	643	25,216
Forest Oil Corp. (c) (e)	94	689
Forum Energy Technologies Inc. (e)	87	1,715
Halliburton Co.	422	11,991
Helmerich & Payne Inc.	225	9,786
Hess Corp.	177	7,709
Husky Energy Inc.	141	3,537
Legacy Oil + Gas Inc	257	1,417
Marathon Oil Corp.	314	8,032
Marathon Petroleum Corp.	157	7,055
MEG Energy Corp. (c)	88	3,152
Murphy Oil Corp.	375	18,874
Nabors Industries Ltd. (c)	236	3,394
National Oilwell Varco Inc.	529	34,083
Newfield Exploration Co. (c)	149	4,376
Nexen Inc.	125	2,108
Niko Resources Ltd.	41	539
Noble Corp.	338	10,995
Noble Energy Inc.	187	15,902
Occidental Petroleum Corp.	316	27,133
Pan Orient Energy Corp. (c)	116	428
Paramount Resources Ltd. - Class A (c) (e)	38	914
Peabody Energy Corp.	275	6,755
PetroBakken Energy Ltd. (e)	54	646
Petroleo Brasileiro SA - Petrobras - ADR	209	3,926
Phillips 66 (c)	100	3,316
Pioneer Natural Resources Co.	136	12,028
Progress Energy Resources Corp. (e)	211	4,157
Range Resources Corp.	346	21,434
Rowan Cos. Plc - Class A (c) (e)	110	3,545
Saipem SpA	213	9,472
Schlumberger Ltd.	321	20,849
Southwestern Energy Co. (c)	198	6,320
Suncor Energy Inc.	765	22,132
Talisman Energy Inc.	1,357	15,549
Technip SA - ADR	465	12,101
Total SA - ADR	228	10,259
Transocean Ltd.	305	13,648
Trican Well Service Ltd. (e)	151	1,748
Uranium Energy Corp. (c) (q)	366	838
Valero Energy Corp.	160	3,867
Weatherford International Ltd. (c)	261	3,297
Whiting Petroleum Corp. (c)	217	8,915
Williams Cos. Inc.	125	3,603
		738,805
MATERIALS - 8.2%
Barrick Gold Corp.	111	4,186
BHP Billiton Ltd.	132	4,291
Cliffs Natural Resources Inc.	136	6,689
E.I. du Pont de Nemours & Co.	109	5,515
Eldorado Gold Corp.	894	11,005
First Quantum Minerals Ltd.	543	9,592
Franco-Nevada Corp.	135	6,088
Gammon Gold Inc. (c) (e)	224	1,802
Goldcorp Inc.	305	11,481
HudBay Minerals Inc.	371	2,859
Inmet Mining Corp.	20	810
Newcrest Mining Ltd.	326	7,582
Newmont Mining Corp.	19	937
Praxair Inc.	41	4,504
Southern Copper Corp. (e)	320	10,086
Vale SA - ADR	385	7,642
		95,069

Total Common Stocks (cost $892,532)		833,874

COMMODITY INDEXED STRUCTURED NOTES - 7.9%
International Bank for Reconstruction and Development, Dow Jones-UBS Commodity Index Total Return commodity linked note, 0.47%, 06/11/13 (f) (i)	$13,700	12,156
JPMorgan Chase, Dow Jones-UBS Commodity Index 2 Month Forward Total Return commodity linked note, 0.24%, 11/02/12 (f) (i)	12,000	9,712
JPMorgan Chase, Dow Jones-UBS Commodity Index 2 Month Forward Total Return commodity linked note, 0.24%, 11/13/12 (f) (i)	5,000	4,333
JPMorgan Chase, Dow Jones-UBS Commodity Index 2 Month Forward Total Return commodity linked note, 0.24%, 01/23/13 (f) (i)	15,000	14,237
JPMorgan Chase, Dow Jones-UBS Commodity Index 2 Month Forward Total Return commodity linked note, 0.24%, 01/24/13 (f) (i)	4,000	3,735
JPMorgan Chase, Dow Jones-UBS Commodity Index 2 Month Forward Total Return commodity linked note, 0.25%, 08/02/13 (f) (i)	7,500	8,175

See accompanying Notes to Financial Statements.

	Shares/Par (p)	Value
UBS AG, Dow Jones-UBS Commodity Index 2 Month Forward Total Return commodity linked note, 0.25%, 11/05/12 (f) (i)	9,000	7,802
UBS AG, Dow Jones-UBS Commodity Index 2 Month Forward Total Return commodity linked note, 0.25%, 06/17/13 (f) (i)	21,000	21,337
UBS AG, Dow Jones-UBS Commodity Index Total Return commodity linked note, 0.25%, 10/26/12 (f) (i)	11,500	9,552

Total Commodity Indexed Structured Notes (cost $98,700)		91,039

SHORT TERM INVESTMENTS - 24.1%

Investment Company - 6.0%
JNL Money Market Fund, 0.09% (a) (h)	70,014	70,014

Securities Lending Collateral - 1.1%
Securities Lending Cash Collateral Fund LLC, 0.34% (a) (h)	12,105	12,105
Securities Lending Liquidating Fund LLC, 0.38% (a) (h)	155	151
		12,256
Treasury Securities - 17.0%
U.S. Treasury Bill
0.08%, 07/19/12	$171,000	170,994
0.11%, 08/02/12	6,400	6,400
0.05%, 08/16/12	4,000	3,999
0.12%, 08/30/12	1,000	1,000
0.13%, 09/27/12	15,000	14,997
		197,390

Total Short Term Investments (cost $279,663)		279,660

Total Investments - 104.0% (cost $1,270,895)		1,204,573
Other Assets and Liabilities, Net - (4.0%)		(46,406)
Total Net Assets - 100.0%		$1,158,167

JNL/BlackRock Global Allocation Fund (v)

Sector Weightings:	Percentage of Total Investments
Government Securities	14.9%
Financials	9.8
Information Technology	9.7
Energy	8.4
Health Care	7.7
Industrials	5.7
Materials	4.9
Consumer Discretionary	4.0
Telecommunication Services	3.9
Consumer Staples	3.8
Utilities	2.2
Purchased Options	0.3
Non-U.S. Government Agency ABS	0.1
Investment Companies	1.9
Short Term Investments	22.7
Total Investments	100.0%

COMMON STOCKS - 56.5%
CONSUMER DISCRETIONARY - 3.7%
Aisin Seiki Co. Ltd.	17	$552
Autoliv Inc.	1	60
Bayerische Motoren Werke AG	10	751
BorgWarner Inc. (c)	10	630
Bridgestone Corp. (e)	71	1,640
Cheng Shin Rubber Industry Co. Ltd.	188	475
Coach Inc.	2	103
Comcast Corp. - Class A	141	4,506
Daihatsu Motor Co. Ltd.	26	446
Daimler AG	16	720
Delphi Automotive Plc	12	293
Delta Topco Ltd. (f) (q)	2,155	1,211
Denso Corp.	24	824
DISH Network Corp. - Class A	5	141
Dongfeng Motor Group Co. Ltd.	187	292
Eutelsat Communications Group SA	21	641
Expedia Inc. (e)	2	117
Ford Motor Co.	124	1,188
Fuji Heavy Industries Ltd.	222	1,799
Futaba Industrial Co. Ltd. (c) (e)	40	209
Garmin Ltd. (e)	4	142
General Motors Co. (c)	58	1,142
Guangzhou Automobile Group Co. Ltd.	320	269
Guinness Peat Group Plc	254	94
Honda Motor Co. Ltd.	54	1,877
Hyundai Motor Co.	5	1,116
International Game Technology	38	606
Johnson Controls Inc.	20	567
Kabel Deutschland Holding AG (c)	15	923
Lear Corp.	3	106
Liberty Global Inc. (c)	—	22
LVMH Moet Hennessy Louis Vuitton SA	9	1,299
Macy’s Inc.	3	89
Mando Corp.	1	129
Mattel Inc.	45	1,457
McDonald’s Corp.	15	1,361
McGraw-Hill Cos. Inc.	2	91
MRV Engenharia e Participacoes SA	163	753
Pulte Homes Inc. (c)	108	1,152
Rinnai Corp.	10	662
Ross Stores Inc.	2	99
Singapore Press Holdings Ltd. (e)	16	49
Suzuki Motor Corp.	114	2,341
Time Warner Cable Inc.	14	1,124
Toho Co. Ltd.	2	29
Toyota Industries Corp.	59	1,686
Viacom Inc. - Class B	12	556
Walt Disney Co.	11	521
Wyndham Worldwide Corp.	2	106
Yamada Denki Co. Ltd.	17	855
Yulon Motor Co. Ltd.	290	514
Zhongsheng Group Holdings Ltd. (e)	308	377
ZON Multimedia - Servicos de Telecomunicacoes e Multimedia SGPS SA (e)	98	292
		39,004
CONSUMER STAPLES - 3.6%
Altria Group Inc.	41	1,410
BIM Birlesik Magazalar A/S	3	129
British American Tobacco Plc	15	760
British American Tobacco Plc	25	437
Bunge Ltd.	2	118
Chaoda Modern Agriculture Holdings Ltd. (c) (f)	604	48
Coca-Cola Co.	12	961
Colgate-Palmolive Co.	22	2,283
ConAgra Foods Inc.	5	137
Constellation Brands Inc. - Class A (c)	5	135
Cosan Ltd. - Class A	121	1,536

See accompanying Notes to Financial Statements.

	Shares/Par (p)	Value
CVS Caremark Corp.	40	1,849
DE Master Blenders 1753 NV	97	1,091
Diageo Plc - ADR	30	3,104
Dr. Pepper Snapple Group Inc.	9	372
Fomento Economico Mexicano SAB de CV - ADR	6	534
General Mills Inc.	38	1,479
Herbalife Ltd. (e)	2	111
Hillshire Brands Co.	19	561
HJ Heinz Co.	9	475
Hypermarcas SA (c)	198	1,166
Kao Corp.	15	419
Kirin Holdings Co. Ltd. (e)	83	972
Kroger Co.	4	94
Lorillard Inc.	6	801
Mead Johnson Nutrition Co.	23	1,826
Nestle SA	53	3,180
Philip Morris International Inc.	28	2,459
Procter & Gamble Co.	48	2,930
SLC Agricola SA	84	817
Unilever NV	22	728
Unilever NV - ADR	8	271
Unilever Plc	14	484
Unilever Plc - ADR	9	303
Wal-Mart Stores Inc.	53	3,669
		37,649
ENERGY - 8.1%
Alliance Resource Partners LP	2	97
Anadarko Petroleum Corp.	48	3,183
Apache Corp.	28	2,431
BG Group Plc	158	3,230
BP Plc	190	1,269
BP Plc - ADR	43	1,727
Bumi Resources Tbk PT	2,937	352
Cabot Oil & Gas Corp. - Class A	18	710
Canadian Natural Resources Ltd.	43	1,162
Chevron Corp.	52	5,520
China Shenhua Energy Co. Ltd.	134	472
Cobalt International Energy Inc. (c)	17	410
ConocoPhillips	2	98
Consol Energy Inc.	101	3,054
Denbury Resources Inc. (c)	37	558
Devon Energy Corp.	57	3,329
Diamond Offshore Drilling Inc.	2	111
ENI SpA	100	2,117
Exxon Mobil Corp.	59	5,038
Halliburton Co.	38	1,090
Helmerich & Payne Inc.	2	99
Hess Corp.	12	510
INPEX Corp.	—	1,893
KazMunaiGas Exploration Production - GDR	58	983
Marathon Oil Corp.	93	2,379
Marathon Petroleum Corp.	93	4,200
McDermott International Inc. (c)	54	604
Murphy Oil Corp.	2	109
National Oilwell Varco Inc.	43	2,796
Occidental Petroleum Corp.	69	5,901
Petroleo Brasileiro SA - ADR	118	2,142
Phillips 66 (c)	113	3,752
PTT PCL	71	725
QEP Resources Inc.	53	1,589
Quicksilver Resources Inc. (c) (e)	210	1,139
Royal Dutch Shell Plc - ADR	34	2,283
Schlumberger Ltd.	59	3,849
SM Energy Co.	20	1,003
StatoilHydro ASA	48	1,143
Suncor Energy Inc.	99	2,857
Talisman Energy Inc.	45	518
Technip SA	4	459
Tenaris SA - ADR (e)	16	570
Total SA	32	1,434
Total SA - ADR	44	1,986
Transocean Ltd.	6	284
Tupras Turkiye Petrol Rafine	24	508
Valero Energy Corp.	5	111
Vallares Plc (c)	65	623
Weatherford International Ltd. (c)	50	625
Whiting Petroleum Corp. (c)	56	2,298
		85,330
FINANCIALS - 7.2%
ACE Ltd.	38	2,814
AIA Group Ltd.	127	440
Allianz SE	11	1,119
Allstate Corp.	11	375
American Express Co.	17	996
American Tower Corp.	24	1,691
Ameriprise Financial Inc.	2	82
Amlin Plc	50	276
Arch Capital Group Ltd. (c)	15	597
AXA SA	90	1,200
Axis Capital Holdings Ltd.	2	81
Banco do Brasil SA	32	313
Bank of America Corp.	333	2,727
Bank of New York Mellon Corp.	110	2,408
Bank of Nova Scotia (e)	9	448
Berkshire Hathaway Inc.	6	539
BNP Paribas	58	2,237
Brookfield Asset Management Inc. - Class A	24	781
Capital One Financial Corp.	13	722
CapitaLand Ltd.	458	986
Cheung Kong Holdings Ltd.	52	646
Chubb Corp.	17	1,273
Citigroup Inc.	134	3,686
CNA Financial Corp.	4	121
Cyrela Brazil Realty SA	95	703
Daiwa House Industry Co. Ltd.	33	474
DBS Group Holdings Ltd.	25	276
Discover Financial Services	36	1,245
DnB NOR ASA	18	175
Endurance Specialty Holdings Ltd.	17	664
Fidelity National Financial Inc. - Class A	40	764
Global Logistic Properties Ltd. (c)	470	783
Goldman Sachs Group Inc.	18	1,759
HSBC Holdings Plc	195	1,721
ING Groep NV (c)	145	974
Intesa Sanpaolo SpA	367	522
IRSA Inversiones y Representaciones SA - ADR	7	48
JPMorgan Chase & Co.	74	2,632
Lincoln National Corp.	6	122
Link Real Estate Investment Trust	530	2,172
Lloyds Banking Group Plc (c)	420	205
LSR Group - GDR	56	240
MetLife Inc.	25	766
Mitsui Fudosan Co. Ltd.	38	743
MS&AD Insurance Group Holdings	67	1,174
Muenchener Rueckversicherungs AG	4	542
Northern Trust Corp.	14	655
Oversea-Chinese Banking Corp. Ltd.	184	1,287
Ping an Insurance Group Co. of China Ltd.	42	343

See accompanying Notes to Financial Statements.

	Shares/Par (p)	Value
Platinum Underwriters Holdings Ltd.	8	310
Progressive Corp.	23	477
Reinsurance Group of America Inc.	2	80
RenaissanceRe Holdings Ltd.	8	622
RHJ International (c) (e)	26	116
RHJ International - ADR (c)	5	24
Sberbank of Russia	385	1,029
Siam Commercial Bank PCL	173	808
Simon Property Group Inc.	5	855
Societe Generale (c)	18	429
Sony Financial Holdings Inc.	35	571
St. Joe Co. (c) (e)	187	2,964
State Street Corp.	41	1,832
Sumitomo Mitsui Financial Group Inc.	42	1,374
Sun Hung Kai Properties Ltd.	48	572
Tokio Marine Holdings Inc.	109	2,733
Torchmark Corp.	2	107
Toronto-Dominion Bank NY	3	229
Travelers Cos. Inc.	28	1,783
U.S. Bancorp	66	2,112
UBS AG (c)	83	966
United Overseas Bank Ltd.	24	353
Unum Group	4	78
Wells Fargo & Co.	124	4,151
Wharf Holdings Ltd.	134	747
XL Group Plc	97	2,045
Zurich Financial Services AG	3	707
		75,621
HEALTH CARE - 7.4%
Abbott Laboratories	3	173
Aetna Inc.	58	2,247
Allergan Inc.	17	1,565
AmerisourceBergen Corp.	24	946
Amgen Inc.	2	137
Astellas Pharma Inc.	14	628
AstraZeneca Plc	62	2,788
AstraZeneca Plc - ADR (e)	2	104
Bayer AG	29	2,080
BioMarin Pharmaceutical Inc. (c)	13	507
Bristol-Myers Squibb Co.	81	2,897
Cardinal Health Inc.	2	93
Cie Generale d’Optique Essilor International SA (e)	23	2,125
CIGNA Corp.	18	804
Coventry Health Care Inc.	3	82
Covidien Plc	15	803
CSL Ltd.	10	389
DaVita Inc. (c)	12	1,226
Eli Lilly & Co.	16	684
Express Scripts Holding Co. (c)	14	802
Fresenius Medical Care AG & Co. KGaA	26	1,812
Fresenius SE	16	1,696
Gilead Sciences Inc. (c)	40	2,074
GlaxoSmithKline Plc - ADR	3	119
HCA Holdings Inc.	82	2,502
Healthsouth Corp. (c)	32	743
Hologic Inc. (c)	60	1,090
Humana Inc.	17	1,305
Johnson & Johnson	97	6,572
Kyowa Hakko Kirin Co. Ltd. (e)	66	683
Life Healthcare Group Holdings Ltd.	183	700
Life Technologies Corp. (c)	23	1,013
McKesson Corp.	18	1,659
Medtronic Inc.	53	2,046
Merck & Co. Inc.	104	4,352
Mettler Toledo International Inc. (c)	4	572
Mitsubishi Tanabe Pharma Corp.	29	423
Mylan Inc. (c)	53	1,133
NMC Health Plc	105	313
Novartis AG	19	1,084
PerkinElmer Inc.	24	625
Perrigo Co.	10	1,140
Pfizer Inc.	258	5,944
Raffles Medical Group Ltd.	178	312
Roche Holding AG	8	1,321
Sanofi-Aventis SA	22	1,630
Sanofi-Aventis SA - ADR	2	81
Shanghai Pharmaceuticals Holding Co. Ltd. (e)	5	7
Sinopharm Group Co. Ltd. (e)	301	837
Terumo Corp.	12	481
Teva Pharmaceutical Industries Ltd. - ADR	61	2,390
Thermo Fisher Scientific Inc.	21	1,065
United Therapeutics Corp. (c)	6	285
UnitedHealth Group Inc.	49	2,869
Universal Health Services Inc. - Class B	24	1,037
Valeant Pharmaceuticals International Inc. (c)	4	197
Vanguard Health Systems Inc. (c)	1	5
Vertex Pharmaceuticals Inc. (c)	26	1,455
Waters Corp. (c)	13	1,054
WellPoint Inc.	33	2,102
		77,808
INDUSTRIALS - 5.7%
3M Co.	17	1,482
Adani Enterprises Ltd.	60	242
Asciano Group (e)	100	449
Beijing Enterprises Holdings Ltd.	408	2,464
Boeing Co.	33	2,437
Canadian Pacific Railway Ltd.	14	1,004
Canadian Pacific Railway Ltd.	2	123
CNH Global NV (c)	3	136
CSR Corp. Ltd. (e)	147	115
Dongfang Electric Corp. Ltd.	143	294
East Japan Railway Co.	39	2,449
Fanuc Ltd.	6	1,019
Fiat Industrial SpA	198	1,946
Fraser and Neave Ltd. (e)	203	1,128
General Dynamics Corp.	18	1,215
General Electric Co.	344	7,173
Guangshen Railway Co. Ltd. (e)	222	67
Haitian International Holdings Ltd.	197	197
Hutchison Whampoa Ltd.	92	795
Invensys Plc	153	532
JGC Corp.	61	1,769
Jiangsu Expressway Co. Ltd.	348	328
KBR Inc.	29	718
Keppel Corp. Ltd.	172	1,411
Kinden Corp.	20	131
Koninklijke Philips Electronics NV	68	1,332
Kubota Corp.	192	1,773
L-3 Communications Holdings Inc.	2	132
Mitsubishi Corp.	113	2,276
Mitsui & Co. Ltd.	207	3,079
Navistar International Corp.	21	603
Novorossiysk Commercial Sea Port PJSC - GDR	55	350
Okumura Corp.	141	509
PACCAR Inc.	12	487
Parker Hannifin Corp.	1	112
Precision Castparts Corp.	8	1,325
Qualicorp SA (c)	74	642

See accompanying Notes to Financial Statements.

	Shares/Par (p)	Value
Rockwell Automation Inc.	28	1,860
Safran SA	19	720
SembCorp Marine Ltd. (e)	104	399
Shanghai Electric Group Co. Ltd.	956	391
Siemens AG	36	3,054
SKF AB	15	287
Spirit Aerosystems Holdings Inc. (c)	50	1,193
Sumitomo Corp.	45	628
Sumitomo Electric Industries Ltd.	30	373
Tianjin Development Holdings (c)	1,743	891
Tianjin Port Development Holdings Ltd.	1,523	179
Toda Corp.	135	419
Union Pacific Corp.	25	3,036
United Technologies Corp.	49	3,711
West Japan Railway Co.	18	728
Yuanda China Holdings Ltd.	2,678	297
		60,410
INFORMATION TECHNOLOGY - 10.0%
Accenture Plc	2	114
Activision Blizzard Inc.	178	2,128
Adobe Systems Inc. (c)	6	182
Agilent Technologies Inc.	33	1,286
Alliance Data Systems Corp. (c) (e)	2	208
Amdocs Ltd. (c)	4	122
Analog Devices Inc.	2	89
Apple Inc. (c)	31	18,371
Applied Materials Inc.	93	1,064
ASML Holding NV - ADR	4	187
CA Inc.	67	1,803
Canon Inc. (e)	42	1,680
Check Point Software Technologies Ltd. (c)	2	105
Cisco Systems Inc.	259	4,448
Cognizant Technology Solutions Corp. - Class A (c)	5	286
Corning Inc.	262	3,388
Dell Inc. (c)	60	746
eBay Inc. (c)	24	999
Electronic Arts Inc. (c)	107	1,327
EMC Corp. (c)	107	2,737
Fidelity National Information Services Inc.	4	144
Freescale Semiconductor Holdings I Ltd. (c) (e)	84	862
Fusion-io Inc. (c) (e)	25	523
Google Inc. - Class A (c)	9	5,175
Hewlett-Packard Co.	64	1,288
Hitachi Ltd. (e)	105	646
HON HAI Precision Industry Co. Ltd.	143	432
Hoya Corp.	59	1,298
Infineon Technologies AG	86	585
Intel Corp.	175	4,651
International Business Machines Corp.	25	4,950
Intuit Inc.	2	121
Juniper Networks Inc. (c)	94	1,529
KLA-Tencor Corp.	2	99
MasterCard Inc.	5	1,940
Microsoft Corp.	217	6,646
Motorola Solutions Inc.	17	835
Murata Manufacturing Co. Ltd.	19	999
NetApp Inc. (c)	51	1,639
Nintendo Co. Ltd.	8	911
Nippon Electric Glass Co. Ltd. (e)	42	248
Oracle Corp.	334	9,933
QUALCOMM Inc.	96	5,331
Rohm Co. Ltd.	12	455
Samsung Electronics Co. Ltd.	4	4,074
SanDisk Corp. (c)	59	2,146
Symantec Corp. (c)	63	917
Taiwan Semiconductor Manufacturing Co. Ltd.	357	978
TDK Corp. (e)	14	574
TE Connectivity Ltd.	4	118
Visa Inc. - Class A	25	3,046
Western Digital Corp. (c)	3	99
Western Union Co.	4	71
Yahoo! Japan Corp. (e)	2	551
		105,084
MATERIALS - 4.8%
Agnico-Eagle Mines Ltd.	15	593
Alamos Gold Inc.	13	200
Alcoa Inc.	63	554
Anglo American Plc	29	966
Antofagasta Plc	73	1,244
Asahi Kasei Corp.	126	684
Barrick Gold Corp.	33	1,241
BASF SE	26	1,840
BHP Billiton Ltd.	42	1,384
BHP Billiton Plc	32	910
China Blue Chemical Ltd.	630	360
Crown Holdings Inc. (c)	14	466
Detour Gold Corp. (c)	20	394
Dow Chemical Co.	47	1,479
E.I. du Pont de Nemours & Co.	32	1,638
Eastman Chemical Co.	2	117
Eldorado Gold Corp.	98	1,204
FMC Corp.	68	3,656
Freeport-McMoRan Copper & Gold Inc.	26	869
Glencore International Plc (e)	72	332
Goldcorp Inc.	73	2,744
Hitachi Chemical Co. Ltd.	35	544
International Paper Co.	17	497
JSR Corp. (e)	24	416
Katanga Mining Ltd. (c)	32	21
Kinross Gold Corp.	88	717
Kinross Gold Corp.	19	156
Kuraray Co. Ltd.	51	654
Lanxess AG	18	1,121
LG Chem Ltd.	9	420
Monsanto Co.	7	568
Newcrest Mining Ltd.	40	924
Newmont Mining Corp.	41	2,001
Orica Ltd.	25	630
Osisko Mining Corp. (c)	86	589
Polyus Gold International Ltd.	388	1,215
POSCO - ADR (e)	7	524
POSCO Inc.	1	470
Potash Corp. of Saskatchewan Inc.	95	4,162
PPG Industries Inc.	2	184
Praxair Inc.	6	628
PTT Global Chemical PCL	547	964
Rangold Resources Ltd. - ADR	11	991
Rio Tinto Ltd. (e)	24	1,413
Rio Tinto Plc	21	1,016
Samsung Fine Chemicals Co. Ltd.	8	404
Shin-Etsu Chemical Co. Ltd.	42	2,324
Silver Wheaton Corp.	47	1,252
Sino-Forest Corp. (c) (f)	12	—
Sociedad Quimica y Minera de Chile SA - ADR	9	508
Stillwater Mining Co. (c)	38	322
Syngenta AG	3	1,101
Teck Cominco Ltd. - Class B	3	89
Ube Industries Ltd.	341	792
		50,492

See accompanying Notes to Financial Statements.

	Shares/Par (p)	Value
TELECOMMUNICATION SERVICES - 3.9%
America Movil SAB de CV - ADR	80	2,077
AT&T Inc.	194	6,922
Axiata Group Bhd	1,168	2,022
BT Group Plc	500	1,658
CenturyLink Inc.	11	443
China Telecom Corp. Ltd.	675	296
China Unicom Hong Kong Ltd.	264	332
Chunghwa Telecom Co. Ltd.	211	665
Chunghwa Telecom Co. Ltd. - ADR	41	1,300
Crown Castle International Corp. (c)	11	672
Deutsche Telekom AG	156	1,705
Far EasTone Telecommunications Co. Ltd.	266	579
KDDI Corp.	—	1,348
KT Corp.	3	67
KT Corp. - ADR	45	594
M1 Ltd.	230	467
MetroPCS Communications Inc. (c)	71	427
Millicom International Cellular SA - SDR	1	106
Nippon Telegraph & Telephone Corp.	39	1,795
NTT DoCoMo Inc.	2	2,752
Philippine Long Distance Telephone Co. - ADR (e)	8	486
Rogers Communications Inc.	19	691
Rogers Communications Inc. - Class B	2	80
Singapore Telecommunications Ltd.	534	1,400
Swisscom AG	2	941
Telecom Egypt Co.	125	274
Telecom Italia SpA	257	254
Telefonica Brasil SA - ADR	83	2,045
Telekom Malaysia Bhd	565	1,009
Telekomunikasi Indonesia Tbk PT	336	293
Telstra Corp. Ltd.	166	629
TELUS Corp.	6	335
Verizon Communications Inc.	83	3,670
Vodafone Group Plc	333	935
Vodafone Group Plc - ADR	55	1,538
Ziggo NV (c)	8	261
		41,068
UTILITIES - 2.1%
AES Corp. (c)	91	1,165
Ameren Corp.	4	122
American Electric Power Co. Inc.	32	1,290
American Water Works Co. Inc.	20	702
Calpine Corp. (c)	81	1,340
Cheung Kong Infrastructure Holdings Ltd.	98	594
China Resources Gas Group Ltd.	308	533
China Resources Power Holdings Co. Ltd.	382	789
CMS Energy Corp.	32	755
Companhia Energetica de Minas Gerais - ADR	60	1,105
Dominion Resources Inc.	14	733
Exelon Corp.	8	284
Federal Hydrogenerating Co. JSC	2,747	58
Federal Hydrogenerating Co. JSC - ADR (c)	298	695
Huaneng Power International Inc. (e)	780	590
National Grid Plc	209	2,213
NextEra Energy Inc.	38	2,621
Pampa Energia SA - ADR (c)	8	33
PPL Corp.	41	1,144
Scottish & Southern Energy Plc	87	1,908
Southern Co.	24	1,109
Tokyo Gas Co. Ltd.	370	1,891
Tractebel Energia SA	26	474
		22,148

Total Common Stocks (cost $587,752)		594,614

PREFERRED STOCKS - 1.2%
CONSUMER DISCRETIONARY - 0.3%
General Motors Co., Convertible Preferred, 4.75%	25	829
Volkswagen AG	14	2,282
		3,111
CONSUMER STAPLES - 0.1%
Cia Brasileira de Distribuicao Grupo Pao de Acucar	40	1,580

ENERGY - 0.1%
Chesapeake Energy Corp., Convertible Preferred, 5.75% (m) (r)	1	714

FINANCIALS - 0.4%
Health Care REIT Inc., 6.50%, (callable at 100 beginning 04/20/18) (m)	15	795
HSBC Holdings Plc, 8.00%, (callable at 25 beginning 12/15/15) (m)	21	566
Itau Unibanco Holding SA	65	911
Royal Bank of Scotland Group Plc, 6.40%, (callable at 25 beginning 7/16/12), Series M (m)	22	387
Royal Bank of Scotland Group Plc, 7.25%, (callable at 25 beginning 12/31/12), Series T (e) (m)	18	350
US Bancorp, 6.50%, (callable at 25 beginning 01/15/22) (m)	29	839
US Bancorp., 6.00%, (callable at 25 beginning 4/15/17), Series G (m)	13	356
Wells Fargo & Co., Convertible Preferred, 7.50% (m)	—	371
		4,575
INDUSTRIALS - 0.1%
United Technologies Corp., Convertible Preferred, 7.50%	12	614

UTILITIES - 0.2%
NextEra Energy Inc., 5.60%	19	974
PPL Corp., Convertible Preferred, 9.50%	12	615
PPL Corp., 8.75%	16	836
		2,425

Total Preferred Stocks (cost $13,441)		13,019

TRUST PREFERREDS - 0.2%
FINANCIALS - 0.2%
Citigroup Capital XIII, 7.88%, (callable at 25 beginning 10/30/15)	20	557
GMAC Capital Trust I, 8.13%	61	1,474
		2,031
HEALTH CARE - 0.0%
Omnicare Capital Trust II, 4.00%	7	325

Total Trust Preferreds (cost $2,155)		2,356

WARRANTS - 0.0%
Ford Motor Co. (c)	13	15
Kinross Gold Corp. (c)	3	1

See accompanying Notes to Financial Statements.

	Shares/Par (p)	Value
TFS Corp. Ltd. (c) (f)	475	23

Total Warrants (cost $38)		39

PURCHASED OPTIONS - 0.3%
Brazil Bovespa Index Put Option, Strike Price BRL 55,389.31, Expiration 12/12/12, CSI	41	129
Brazil Bovespa Index Put Option, Strike Price BRL 55,478.72, Expiration 11/16/12, GSC	37	111
ConocoPhillips Put Option, Strike Price 70, Expiration 01/19/13	435	189
Consol Energy Inc. Put Option, Strike Price 29, Expiration 10/20/12	916	243
Deutsche Borse AG Call Option, Strike Price EUR 7,258.78, Expiration 09/21/12, GSC	128	2
Euro versus USD Put Option, Stike Price EUR 1.31, Expiration 11/01/12, DUB	4,690,000	264
Euro versus USD Put Option, Strike Price EUR 1.20, Expiration 6/3/13, CSI	7,325,000	245
GoldCorp. Inc. Call Option, Strike Price 40, Expiration 10/20/12	123	24
Intel Corp. Call Option, Strike Price 27, Expiration 07/21/12	248	11
Korea Stock Exchange Put Option, Strike Price KRW 243.53, Expiration 12/12/13, CGM	59	116
Mead Johnson Nutrition Co. Put Option, Strike Price 80, Expiration 08/18/12	22,685	93
Put Swaption, 6 month JPY LIBOR versus 3.00% fixed, Expiration 08/17/12, DUB	105,457,759	—
Russell 2000 Index Put Option, Strike Price 703.15, Expiration 04/20/12, GSC	1,125	34
Russell 2000 Index Put Option, Strike Price 751.43, Expiration 06/20/12, MSC	1,427	5
Russell 2000 Index Put Option, Strike Price 753.98, Expiration 11/16/12, BNP	3,004	98
Russell 2000 Index Put Option, Strike Price 759.04, Expiration 12/21/12, JPM	2,984	123
Russell 2000 Index Put Option, Strike Price 782.56, Expiration 06/20/12, BNP	589	5
Russell 2000 Index Put Option, Strike Price 800, Expiration 09/13/12, BOA	1,247	43
Russell 2000 Index Put Option, Strike Price 804.79, Expiration 10/19/12, JPM	1,123	51
S&P 500 Index Call Option, Strike Price 1,410.47, Expiration 08/17/12, JPM	948	7
S&P 500 Index Call Option, Strike Price 1,412.15, Expiration 08/17/12, UBS	462	3
S&P 500 Index Call Option, Strike Price 1,425, Expiration 09/21/12, BOA	1,183	14
S&P 500 Index Put Option, Strike Price 1,300, Expiration 08/18/12	156	225
S&P 500 Index Put Option, Strike Price 1,305.14,Expiration 09/21/12, BOA	2,163	63
S&P 500 Index Put Option, Strike Price 1,315, Expiration 07/21/12	47	33
S&P 500 Index Put Option, Strike Price 1,320, Expiration 09/22/12	47	147
S&P 500 Index Put Option, Strike Price 1,325, Expiration 12/22/12	49	294
S&P 500 Index Put Option, Strike Price 1,325, Expiration 08/18/12	53	106
S&P 500 Index Put Option, Strike Price 1,325, Expiration 09/22/12	52	182
S&P 500 Index Put Option, Strike Price 1,350, Expiration 07/21/12	52	73
SPRD Gold Trust Call Option, Strike Price 157, Expiration 07/21/12	436	75
SPRD Gold Trust Call Option, Strike Price 160, Expiration 08/18/12	180	38
SPRD Gold Trust Call Option, Strike Price 165, Expiration 09/22/12	155	35
SPRD Gold Trust Call Option, Strike Price 175, Expiration 09/22/12	164	52
Taiwan Taiex Index Call Option, Strike Price TWD 7,057, Expiration 12/18/13, JPM	142	91
Taiwan Taiex Index Call Option, Strike Price TWD 7,249.48, Expiration 12/18/13, CIT	211	117
Taiwan Taiex Index Call Option, Strike Price TWD 7,398.5, Expiration 09/20/13, CGM	6,009	86

Total Options (cost $5,734)		3,427

INVESTMENT COMPANIES - 2.0%
ETFS Gold Trust (c)	16	2,476
ETFS Physical Palladium Trust (c)	9	513
ETFS Platinum Trust (c)	8	1,077
iShares Comex Gold Trust Fund (a) (c)	340	5,297
SPDR Gold Trust (c)	78	12,053
Vinaland Ltd.	97	46

Total Investment Companies (cost $22,964)		21,462

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 0.1%
Banc of America Large Loan Inc. REMIC, 1.99%, 11/15/15 (i) (r)	$541	513

Total Non-U.S. Government Agency Asset-Backed Securities (cost $505)		513

CORPORATE BONDS AND NOTES - 5.4%
CONSUMER DISCRETIONARY - 0.2%
Delta Topco Ltd., 10.00%, 11/24/16 (f) (q)	2,107	2,002
Nara Cable Funding Ltd., 8.88%, 12/01/18 (r), EUR	240	264
		2,266
CONSUMER STAPLES - 0.3%
BAT International Finance Plc, 2.13%, 06/07/17 (e) (r)	700	699
Celestial Nutrifoods Ltd., 0.00%, 06/12/11 (c) (d) (f), SGD	400	9
China Milk Products Group Ltd. Convertible Bond, 0.00%, 01/05/12 (c) (d)	100	32
Olam International Ltd., 6.00%, 10/15/16	1,500	1,557
REI Agro Ltd.
5.50%, 11/13/14 (q)	185	122
5.50%, 11/13/14	628	413
		2,832
ENERGY - 0.7%
Bumi Investment Pte Ltd., 10.75%, 10/06/17 (r)	451	445
China Petroleum & Chemical Corp. Convertible Bond, 0.00%, 04/24/14 (j) (q), HKD	1,970	294
Consol Energy Inc., 8.00%, 04/01/17	1,207	1,252
EquiPower Resources Holdings LLC Term Loan, 6.50%, 12/29/18 (i)	425	425
Essar Energy Plc, 4.25%, 02/01/16 (r)	500	301
Linn Energy LLC, 7.75%, 02/01/21	508	531
Odebrecht Drilling Norbe VIII/IX Ltd., 6.35%, 06/30/21 (e) (r)	539	565

See accompanying Notes to Financial Statements.

	Shares/Par (p)	Value
OGX Petroleo e Gas Participacoes SA, 8.50%, 06/01/18 (r)	1,108	986
Petrobras International Finance Co., 3.50%, 02/06/17	631	648
Petroleos Mexicanos, 6.00%, 03/05/20	632	731
Phillips 66, 2.95%, 05/01/17 (r)	50	51
Reliance Holdings USA Inc.
4.50%, 10/19/20 (e) (r)	525	493
5.40%, 02/14/22 (r)	250	250
TNK-BP Finance SA
7.50%, 07/18/16 (q)	100	111
7.50%, 07/18/16 (r)	275	306
		7,389
FINANCIALS - 2.5%
Ally Financial Inc., 4.50%, 02/11/14	530	537
American Express Credit Corp., 2.38%, 03/24/17	715	733
Banco Bradesco SA, 4.50%, 01/12/17 (r)	859	895
Banco Del Estado De Chile, 2.03%, 04/02/15	800	815
Banco Santander Brasil SA, 4.63%, 02/13/17 (r)	227	224
Banco Santander Chile, 2.47%, 02/14/14 (i) (r)	450	443
Bank of Nova Scotia, 2.55%, 01/12/17 (e)	925	961
CapitaLand Ltd.
2.10%, 11/15/16, SGD	1,750	1,377
3.13%, 03/05/18, SGD	1,000	827
2.95%, 06/20/22 (e) (q), SGD	2,750	2,075
Citigroup Funding Inc., 2.62%, 11/27/12	1,500	1,490
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 3.38%, 01/19/17	1,105	1,137
Credit Suisse Group Guernsey I Ltd., 7.88%, 02/24/41 (q)	406	386
Dana Gas Sukuk Ltd., 7.50%, 10/31/12 (e)	2,480	1,748
Deutsche Bank Capital Funding Trust VII, 5.63%, (callable at 100 beginning 01/19/16) (m) (r)	89	74
Ford Motor Credit Co. LLC
7.00%, 04/15/15	220	245
6.63%, 08/15/17	200	228
General Electric Capital Corp., 5.63%, 05/01/18	627	721
JPMorgan Chase Bank NA, 0.80%, 06/13/16 (i)	1,000	931
JPMorgan Chase Capital XXV, 6.80%, 10/01/37	29	29
Keppel Land Ltd., 2.50%, 06/23/13, SGD	400	318
Lloyds TSB Bank Plc, 13.00%, (callable at 100 beginning 01/22/29) (m), GBP	300	564
National Australia Bank Ltd., 2.00%, 06/20/17 (r)	1,250	1,248
NB Capital Trust II, 7.83%, 12/15/26	50	50
Nordea Bank AB, 3.13%, 03/20/17 (e) (r)	535	537
Numericable Finance & Co., 12.38%, 02/15/19 (r), EUR	100	121
Oversea-Chinese Banking Corp. Ltd., 1.63%, 03/13/15 (e) (r)	634	636
Paka Capital Ltd., 0.74%, 03/12/13	200	205
Pyrus Ltd.
7.50%, 12/20/15 (q)	100	103
7.50%, 12/20/15 (q)	600	621
Sun Hung Kai Properties Capital Market Ltd., 4.50%, 02/14/22 (q)	600	602
TNK-BP Finance SA, 6.63%, 03/20/17 (r)	468	508
Toronto-Dominion Bank, 2.38%, 10/19/16	867	890
UBS AG, 5.88%, 12/20/17	400	447
Wharf Finance Ltd., 2.30%, 06/07/14, HKD	6,000	762
Ying Li International Real Estate Ltd., 4.00%, 03/03/15, SGD	750	524
Zeus Capital Ltd., 0.00%, 08/19/13 (q), JPY	96,000	1,180
Zeus Cayman II, 0.01%, 08/18/16 (q), JPY	50,000	603
		25,795
HEALTH CARE - 0.7%
Bio City Development Co. BV, 8.00%, 07/06/18 (f) (q)	600	599
Capsugel FinanceCo SCA, 9.88%, 08/01/19 (r), EUR	150	203
DaVita Inc.
6.38%, 11/01/18	384	396
6.63%, 11/01/20 (e)	241	251
DJO Finance LLC, 9.75%, 10/15/17	80	57
Gilead Sciences Inc.
0.63%, 05/01/13	115	157
1.63%, 05/01/16	1,060	1,371
Hologic Inc., 2.00%, 12/15/37 (e) (k)	1,626	1,711
Hypermarcas SA, 6.50%, 04/20/21 (r)	385	370
Mylan Inc., 3.75%, 09/15/15	1,008	1,734
Phibro Animal Health Corp., 9.25%, 07/01/18 (r)	15	15
		6,864
INDUSTRIALS - 0.2%
Hertz Corp., 7.50%, 10/15/18 (e)	53	57
Hutchison Whampoa International 11 Ltd., 3.50%, 01/13/17 (r)	539	559
Inversiones Alsacia SA, 8.00%, 08/18/18 (q)	497	481
Odebrecht Finance Ltd., 5.13%, 06/26/22 (r)	254	251
Suzlon Energy Ltd. Convertible Bond
0.00%, 07/27/12 (j)	18	23
0.00%, 10/11/12 (j) (q)	483	599
4.35%, 07/25/14	482	410
Viterra Inc., 5.95%, 08/01/20 (r)	163	178
		2,558
INFORMATION TECHNOLOGY - 0.2%
Electronic Arts Inc., 0.75%, 07/15/16 (e) (r)	332	291
SunGard Data Systems Inc., 7.38%, 11/15/18	520	558
Take-Two Interactive Software Inc.
4.38%, 06/01/14	168	194
1.75%, 12/01/16 (r)	1,062	929
		1,972
MATERIALS - 0.4%
Building Materials Corp. of America, 6.88%, 08/15/18 (r)	217	231
Crown Cork & Seal Co. Inc., 7.50%, 12/15/96	68	58
Evraz Group SA, 9.50%, 04/24/18 (r)	353	379
FMG Resources August 2006 Pty Ltd., 6.00%, 04/01/17 (e) (r)	418	420
New World Resources NV, 7.88%, 05/01/18 (q), EUR	355	427
Tata Steel Ltd., 1.00%, 09/05/12	300	367
Texas Industries Inc., 9.25%, 08/15/20 (e)	950	950
TFS Corp. Ltd., 11.00%, 07/15/18 (q)	1,284	1,220
		4,052
TELECOMMUNICATION SERVICES - 0.2%
British Telecommunications Plc, 1.59%, 12/20/13 (i)	296	298
Hughes Satellite Systems Corp.
6.50%, 06/15/19 (e)	506	538
7.63%, 06/15/21 (e)	149	162

See accompanying Notes to Financial Statements.

	Shares/Par (p)	Value
Intelsat Jackson Holdings SA, 7.50%, 04/01/21 (e)	676	715
OTE Plc, 7.25%, 04/08/14, EUR	100	89
Portugal Telecom International Finance BV, 4.13%, 08/28/14, EUR	200	238
Vodafone Group Plc Term Loan, 6.25%, 07/11/16 (i)	214	216
		2,256
UTILITIES - 0.0%
Empresa Distribuidora Y Comercializadora Norte, 9.75%, 10/25/22 (r)	20	7
Obsidian Natural Gas Trust Term Loan, 7.00%, 11/02/15 (i)	245	245
		252

Total Corporate Bonds and Notes (cost $56,932)		56,236

GOVERNMENT AND AGENCY OBLIGATIONS - 15.7%
GOVERNMENT SECURITIES - 15.7%
Sovereign - 8.8%
Australia Government Bond
4.75%, 11/15/12, AUD	798	822
5.50%, 12/15/13 - 04/21/23, AUD	12,375	14,881
5.75%, 05/15/21 - 07/15/22, AUD	6,166	7,706
Brazil Notas do Tesouro Nacional
6.00%, 05/15/15, BRL	2,225	2,561
10.00%, 01/01/17 - 01/01/21, BRL	24,805	12,507
Bundesrepublik Deutschland
4.25%, 07/04/17, EUR	7,769	11,564
3.50%, 07/04/19, EUR	6,059	8,907
Canadian Government Bond
4.00%, 06/01/16, CAD	1,201	1,305
1.50%, 03/01/17, CAD	2,028	2,015
3.50%, 06/01/20, CAD	1,473	1,656
Hong Kong Government Bond
4.13%, 02/22/13, HKD	3,350	443
2.03%, 03/18/13, HKD	12,000	1,567
1.67%, 03/24/14, HKD	2,400	317
3.51%, 12/08/14, HKD	7,050	981
1.69%, 12/22/14, HKD	5,800	774
Malaysia Government Bond
2.51%, 08/27/12, MYR	10,690	3,364
3.46%, 07/31/13, MYR	2,905	919
Mexico Government International Bond, 0.35%, 08/23/12, MXN	9,132	680
Netherlands Government Bond, 1.00%, 02/24/17 (r)	1,348	1,339
Republic of Poland, 5.00%, 03/23/22	175	191
Switzerland Government Bond, 2.00%, 04/28/21, CHF	200	237
United Kingdom Treasury Bond
4.00%, 09/07/16, GBP	1,062	1,893
4.75%, 03/07/20, GBP	7,604	14,831
Vnesheconombank Via VEB Finance Plc, 6.03%, 07/05/22 (r)	500	499
		91,959
Treasury Inflation Index Securities - 0.1%
Poland Government Treasury Inflation Indexed Bond, 3.00%, 08/24/16 (s), PLN	4,055	1,254

U.S. Treasury Securities - 6.8%
U.S. Treasury Note
0.63%, 07/31/12 - 05/31/17	3,329	3,318
2.38%, 02/28/15	2,727	2,869
2.50%, 03/31/15	9,232	9,762
2.25%, 03/31/16	10,102	10,743
0.88%, 01/31/17	1,884	1,901
1.38%, 09/30/18	5,739	5,875
3.50%, 05/15/20	17,554	20,511
2.63%, 08/15/20	9,509	10,465
2.00%, 11/15/21	1,699	1,761
1.75%, 05/15/22	4,189	4,223
		71,428

Total Government and Agency Obligations (cost $164,038)		164,641

SHORT TERM INVESTMENTS - 23.9%
Securities Lending Collateral - 4.7%
Securities Lending Cash Collateral Fund LLC, 0.34% (a) (h)	49,523	49,523

Treasury Securities - 19.2%
Canadian Treasury Bill
0.93%, 08/02/12, CAD	8,267	8,113
0.98%, 08/30/12, CAD	2,533	2,484
0.86%, 09/27/12, CAD	5,224	5,120
Japan Treasury Bill
0.00%, 08/06/12, JPY	200,000	2,502
0.00%, 11/09/12, JPY	200,000	2,501
Mexican Cetes, 0.31%, 07/26/12, MXN	31,006	2,317
Singapore Treasury Bill
0.17%, 07/26/12, SGD	2,708	2,137
0.16%, 08/02/12, SGD	3,936	3,107
U.S. Treasury Bill
0.05%, 07/05/12 (e)	$20,335	20,335
0.08%, 07/19/12	15,650	15,649
0.07%, 07/26/12 (e)	16,670	16,669
0.11%, 08/02/12	27,270	27,268
0.11%, 08/09/12	6,100	6,100
0.05%, 08/16/12	800	800
0.08%, 08/23/12	23,020	23,018
0.12%, 08/30/12 (e)	3,450	3,450
0.14%, 09/06/12	26,200	26,197
0.15%, 09/13/12 (e)	26,170	26,166
0.14%, 09/20/12	8,100	8,099
		202,032

Total Short Term Investments (cost $251,655)		251,555

Total Investments - 105.3% (cost $1,105,214)		1,107,862
Other Assets and Liabilities, Net - (5.3%) (o)		(55,714)
Total Net Assets - 100.0%		$1,052,148

JNL/Capital Guardian Global Diversified Research Fund

Sector Weightings:	Percentage of Total Investments
Financials	17.5%
Information Technology	14.3
Health Care	13.5
Energy	11.9
Consumer Discretionary	9.4
Industrials	7.7
Materials	7.1
Consumer Staples	6.5
Telecommunication Services	4.0
Utilities	0.5
Short Term Investments	7.6
Total Investments	100.0%

See accompanying Notes to Financial Statements.

	Shares/Par (p)	Value
COMMON STOCKS - 97.7%
CONSUMER DISCRETIONARY - 9.9%
Amazon.com Inc.	9	$1,987
Carnival Corp.	103	3,530
Coach Inc.	27	1,573
Comcast Corp. - Class A	104	3,334
Compagnie Financiere Richemont SA	23	1,261
Darden Restaurants Inc.	33	1,646
Discovery Communications Inc. - Class A (c)	23	1,242
DreamWorks Animation SKG Inc. - Class A (c) (e)	90	1,717
Fast Retailing Co. Ltd.	10	2,081
Gannett Co. Inc.	57	846
Hennes & Mauritz AB - Class B	79	2,839
Home Depot Inc.	43	2,294
Nike Inc. - Class B	16	1,422
Signet Jewelers Ltd.	42	1,840
Swatch Group AG	3	1,009
Swatch Group AG	3	232
Time Warner Cable Inc.	28	2,274
		31,127
CONSUMER STAPLES - 6.8%
Ajinomoto Co. Inc.	117	1,628
Coca-Cola Amatil Ltd.	338	4,638
Danone SA	33	2,071
Imperial Tobacco Group Plc	111	4,278
Nestle SA	47	2,805
Olam International Ltd. (e)	925	1,340
Pernod-Ricard SA (e)	43	4,587
		21,347
ENERGY - 12.6%
BG Group Plc	344	7,042
Cameco Corp. (e)	44	962
Cenovus Energy Inc.	87	2,776
Chevron Corp.	39	4,115
China Petroleum & Chemical Corp.	1,300	1,162
EnCana Corp.	95	1,971
Fugro NV (e)	23	1,365
Gazprom OAO - ADR	132	1,256
Halliburton Co.	107	3,032
Lukoil OAO - ADR (c)	25	1,402
Oil Search Ltd.	282	1,919
Royal Dutch Shell Plc - Class A	119	4,026
Schlumberger Ltd.	23	1,486
SeaDrill Ltd.	41	1,454
Tullow Oil Plc	133	3,081
WorleyParsons Ltd.	93	2,407
		39,456
FINANCIALS - 18.6%
ACE Ltd.	22	1,631
AIA Group Ltd.	851	2,938
Allstate Corp.	62	2,161
American Tower Corp.	120	8,403
Aon Plc - Class A	45	2,100
Banco Bradesco SA - ADR	91	1,349
Bank of China Ltd. - Class H	5,185	1,992
Barclays Plc	749	1,913
BB&T Corp.	72	2,212
BlackRock Inc.	12	2,021
BNP Paribas	41	1,587
Bumiputra-Commerce Holdings Bhd	375	898
DBS Group Holdings Ltd. (e)	128	1,414
Goldman Sachs Group Inc.	21	1,984
Grupo Financiero Inbursa SA (e)	379	851
Hana Financial Group Inc.	118	3,761
HSBC Holdings Plc	219	1,929
Industrial & Commercial Bank of China - Class H	3,605	2,021
Intact Financial Corp.	24	1,507
Link Real Estate Investment Trust	1,031	4,224
NYSE Euronext	43	1,102
Progressive Corp.	88	1,837
QBE Insurance Group Ltd.	158	2,183
Sampo Oyj - Class A	89	2,299
Standard Chartered Plc	67	1,462
Sumitomo Mitsui Financial Group Inc.	69	2,273
		58,052
HEALTH CARE - 14.3%
Allergan Inc.	50	4,582
AMERIGROUP Corp. (c)	32	2,103
Bayer AG	65	4,672
Bristol-Myers Squibb Co.	152	5,457
Cerner Corp. (c)	30	2,496
Express Scripts Holding Co. (c)	30	1,675
Gilead Sciences Inc. (c)	150	7,697
Novo-Nordisk A/S - Class B	17	2,499
Roche Holding AG	17	2,953
Seattle Genetics Inc. (c) (e)	184	4,672
Shire Plc	111	3,199
Sonova Holding AG	18	1,705
Sysmex Corp.	22	878
		44,588
INDUSTRIALS - 8.2%
Assa Abloy AB - Class B	101	2,818
Caterpillar Inc.	26	2,225
Cia de Concessoes Rodoviarias	172	1,395
Danaher Corp.	65	3,375
Eaton Corp.	65	2,556
Firstgroup Plc	352	1,243
Jacobs Engineering Group Inc. (c)	25	931
Jardine Matheson Holdings Ltd.	39	1,909
Kurita Water Industries Ltd.	42	974
Nielsen Holdings NV (c)	46	1,211
Norfolk Southern Corp.	23	1,679
Schneider Electric SA	45	2,480
Sumitomo Corp.	85	1,187
Sumitomo Electric Industries Ltd.	125	1,558
		25,541
INFORMATION TECHNOLOGY - 15.1%
Accenture Plc - Class A	35	2,085
Apple Inc. (c)	14	8,351
ASML Holding NV	21	1,100
ASML Holding NV - ADR	10	509
Asustek Computer Inc.	129	1,184
Broadcom Corp. - Class A	60	2,025
Canon Inc. (e)	29	1,161
Daum Communications Corp.	10	885
First Solar Inc. (c) (e)	22	337
Flextronics International Ltd. (c)	216	1,341
Freescale Semiconductor Holdings I Ltd. (c) (e)	88	901
Google Inc. - Class A (c)	4	2,088
Hamamatsu Photonics KK	30	1,018
Hewlett-Packard Co.	72	1,456

See accompanying Notes to Financial Statements.

	Shares/Par (p)	Value
International Business Machines Corp.	9	1,799
Juniper Networks Inc. (c)	54	879
Keyence Corp.	8	2,046
KLA-Tencor Corp.	25	1,251
Murata Manufacturing Co. Ltd.	26	1,352
Nintendo Co. Ltd.	6	747
Oracle Corp.	73	2,171
Premier Farnell Plc	326	884
QUALCOMM Inc.	34	1,904
Samsung Electronics Co. Ltd.	1	660
Samsung Electronics Co. Ltd. - GDR	6	3,101
Taiwan Semiconductor Manufacturing Co. Ltd.	507	1,388
TDK Corp. (e)	28	1,156
Temenos Group AG (c)	54	895
Trend Micro Inc. (e)	36	1,058
Visa Inc. - Class A	12	1,533
		47,265
MATERIALS - 7.5%
Air Products & Chemicals Inc.	18	1,485
Alacer Gold Corp. (c)	118	637
Allegheny Technologies Inc.	32	1,030
Anglo American Plc	56	1,847
Cliffs Natural Resources Inc.	33	1,617
Glencore International Plc (e)	191	887
Holcim Ltd.	18	1,006
Inmet Mining Corp.	37	1,533
Koninklijke DSM NV	30	1,489
Mondi Plc	169	1,447
Monsanto Co.	11	927
Newcrest Mining Ltd.	56	1,309
Rio Tinto Plc	37	1,781
Syngenta AG	10	3,372
Vale SA - ADR	28	544
Weyerhaeuser Co.	53	1,174
Xstrata Plc	120	1,514
		23,599
TELECOMMUNICATION SERVICES - 4.2%
Bharti Airtel Ltd.	316	1,737
HKT Ltd. (q)	1,442	1,132
Koninklijke KPN NV	127	1,219
Singapore Telecommunications Ltd.	1,060	2,776
SoftBank Corp.	56	2,073
Telstra Corp. Ltd.	729	2,762
TELUS Corp. (e)	26	1,545
		13,244
UTILITIES - 0.5%
National Grid Plc	151	1,603

Total Common Stocks (cost $279,171)		305,822

SHORT TERM INVESTMENTS - 8.0%
Investment Company - 2.0%
JNL Money Market Fund, 0.09% (a) (h)	6,145	6,145

Securities Lending Collateral - 6.0%
Securities Lending Cash Collateral Fund LLC, 0.34% (a) (h)	18,662	18,662
Securities Lending Liquidating Fund LLC, 0.38% (a) (h)	197	192
		18,854

Total Short Term Investments (cost $25,004)		24,999

Total Investments - 105.7% (cost $304,175)		330,821
Other Assets and Liabilities, Net - (5.7%)		(17,952)
Total Net Assets - 100.0%		$312,869

JNL/DFA U.S. Core Equity Fund

Sector Weightings:	Percentage of Total Investments
Information Technology	16.7%
Financials	15.2
Consumer Discretionary	12.6
Industrials	12.1
Health Care	10.5
Energy	9.6
Consumer Staples	7.8
Materials	4.6
Utilities	3.3
Telecommunication Services	2.7
Short Term Investments	4.9
Total Investments	100.0%

COMMON STOCKS - 99.6%
CONSUMER DISCRETIONARY - 13.2%
1-800-Flowers.com Inc. (c)	1	$3
Aaron’s Inc.	4	110
Abercrombie & Fitch Co.	3	113
Advance Auto Parts Inc.	2	102
Aeropostale Inc.	3	61
AFC Enterprises Inc. (c)	1	12
Amazon.com Inc.	4	970
AMC Networks Inc. (c)	2	87
America’s Car-Mart Inc. (c)	1	27
American Eagle Outfitters Inc.	8	152
American Public Education Inc. (c) (e)	1	19
Amerigon Inc. (c)	1	8
Ameristar Casinos Inc.	2	36
ANN Inc.	2	61
Apollo Group Inc.	2	72
Arbitron Inc.	1	21
Arctic Cat Inc.	1	29
Asbury Automotive Group Inc.	1	28
Ascena Retail Group Inc. (c)	6	112
Ascent Media Corp.	1	31
Autoliv Inc.	4	202
AutoNation Inc. (c) (e)	1	49
AutoZone Inc.	—	147
Ballantyne Strong Inc.	—	—
Bally Technologies Inc. (c)	1	61
Barnes & Noble Inc.	3	48
Bassett Furniture Industries Inc.	1	5
Beazer Homes USA Inc. (c) (e)	4	12
Bebe Stores Inc.	4	24
Bed Bath & Beyond Inc. (c)	3	173
Belo Corp.	4	28
Benihana Inc.	1	13
Best Buy Co. Inc.	13	268
Big 5 Sporting Goods Corp.	1	8
Big Lots Inc.	3	102

See accompanying Notes to Financial Statements.

	Shares/Par (p)	Value
Biglari Holdings Inc. (c)	—	26
BJ’s Restaurants Inc. (c)	1	38
Blyth Inc. (e)	1	35
Bob Evans Farms Inc.	1	57
Body Central Corp. (c) (e)	—	3
Bon-Ton Stores Inc. (e)	—	—
BorgWarner Inc.	2	131
Boyd Gaming Corp. (c) (e)	4	32
Bravo Brio Restaurant Group Inc. (c)	1	12
Bridgepoint Education Inc. (c) (e)	2	41
Brinker International Inc.	2	64
Brown Shoe Co. Inc. (e)	2	26
Brunswick Corp.	2	44
Buckle Inc. (e)	1	44
Buffalo Wild Wings Inc. (c)	1	61
Cabela’s Inc. (c)	3	113
Cablevision Systems Corp.	8	109
Cache Inc. (c)	—	1
Callaway Golf Co. (e)	3	18
Capella Education Co. (c)	1	21
Career Education Corp. (c)	3	22
Caribou Coffee Co. Inc. (c) (e)	1	9
Carmax Inc. (c)	6	143
Carnival Corp.	8	271
Carriage Services Inc. (e)	1	7
Carrol’s Restaurant Group Inc. (c)	1	3
Carter’s Inc. (c)	2	124
Casual Male Retail Group Inc. (c)	2	8
Cato Corp.	1	30
Cavco Industries Inc. (c)	—	15
CBS Corp.	11	347
CEC Entertainment Inc.	1	22
Central European Media Entertainment Ltd. (c) (e)	3	13
Charter Communications Inc. (c)	1	71
Cheesecake Factory Inc. (c)	2	64
Cherokee Inc. (e)	—	1
Chico’s FAS Inc.	7	96
Childrens Place Retail Stores Inc. (c)	1	55
Chipotle Mexican Grill Inc. (c)	1	190
Choice Hotels International Inc.	2	88
Churchill Downs Inc.	1	47
Cinemark Holdings Inc.	5	103
Citi Trends Inc. (c)	1	11
Clear Channel Outdoor Holdings Inc. (c)	2	11
Coach Inc.	3	193
Coinstar Inc. (c) (e)	1	89
Collective Brands Inc. (c)	3	58
Columbia Sportswear Co. (e)	2	86
Comcast Corp.	11	352
Comcast Corp. - Class A	39	1,247
Conn’s Inc. (c) (e)	2	22
Cooper Tire & Rubber Co.	3	51
Core-Mark Holding Co. Inc.	1	24
Corinthian Colleges Inc. (c) (e)	4	12
Cracker Barrel Old Country Store Inc.	1	69
Crocs Inc. (c)	4	58
CSS Industries Inc.	—	8
CTC Media Inc.	6	49
Culp Inc.	1	6
Cumulus Media Inc. (c) (e)	7	20
Dana Holding Corp.	7	92
Darden Restaurants Inc.	2	116
Deckers Outdoor Corp. (c) (e)	1	62
Destination Maternity Corp.	1	11
DeVry Inc.	3	96
Dick’s Sporting Goods Inc.	2	77
Digital Generation Inc. (c) (e)	1	15
Dillard’s Inc.	2	146
DineEquity Inc. (c)	1	36
DIRECTV (c)	8	391
Discovery Communications Inc. (c)	2	103
Discovery Communications Inc. (c)	1	65
DISH Network Corp.	3	74
Dollar General Corp. (c)	2	120
Dollar Tree Inc. (c)	4	204
Domino’s Pizza Inc.	2	74
Dorman Products Inc. (c)	1	30
DR Horton Inc.	11	206
DreamWorks Animation SKG Inc. (c) (e)	4	67
Drew Industries Inc. (c)	1	22
DSW Inc.	1	76
Education Management Corp. (c) (e)	5	33
Einstein Noah Restaurant Group Inc.	1	11
Entercom Communications Corp. (c) (e)	1	8
Ethan Allen Interiors Inc. (e)	1	24
EW Scripps Co. (c)	2	19
Exide Technologies (c) (e)	4	12
Expedia Inc. (e)	4	207
Express Inc.	2	38
Family Dollar Stores Inc.	2	153
Famous Dave’s Of America Inc. (c)	—	1
Federal-Mogul Corp. (c)	4	42
Fiesta Restaurant Group Inc.	1	7
Finish Line	2	40
Flexsteel Industries Inc.	—	—
Foot Locker Inc.	4	113
Ford Motor Co.	43	408
Fossil Inc. (c)	1	77
Fred’s Inc.	2	26
Fuel Systems Solutions Inc. (c) (e)	1	15
Full House Resorts Inc. (c)	—	1
G-III Apparel Group Ltd. (c)	1	21
Gaiam Inc. (c)	—	—
GameStop Corp. (e)	7	119
Gannett Co. Inc.	12	172
Gap Inc.	4	118
Garmin Ltd. (e)	5	176
Gaylord Entertainment Co. (c)	2	89
General Motors Co. (c)	13	264
Genesco Inc. (c)	1	54
Gentex Corp.	5	113
Genuine Parts Co.	3	175
GNC Holdings Inc. - Class A	4	149
Goodyear Tire & Rubber Co. (c)	6	69
Gordman’s Stores Inc. (c)	—	7
Grand Canyon Education Inc. (c)	1	17
Group 1 Automotive Inc. (e)	1	52
Guess? Inc.	4	106
H&R Block Inc.	5	78
HanesBrands Inc. (c)	4	108
Harley-Davidson Inc.	4	201
Harman International Industries Inc.	3	135
Harte-Hanks Inc.	3	26
Hasbro Inc.	3	85
Haverty Furniture Cos. Inc.	1	10
Helen of Troy Ltd. (c)	2	51
hhgregg Inc. (c) (e)	2	19
Hillenbrand Inc.	2	42
Home Depot Inc.	20	1,081
Hooker Furniture Corp.	—	2
HOT Topic Inc.	2	16

See accompanying Notes to Financial Statements.

	Shares/Par (p)	Value
HSN Inc.	2	89
Hyatt Hotels Corp. (c)	2	59
Iconix Brand Group Inc. (c)	4	72
International Game Technology	5	79
International Speedway Corp.	1	31
Interpublic Group of Cos. Inc.	11	115
Interval Leisure Group Inc.	2	42
iRobot Corp. (c) (e)	1	24
Isle of Capri Casinos Inc. (c)	2	12
ITT Educational Services Inc. (c) (e)	1	36
J.C. Penney Co. Inc. (e)	8	185
Jack in the Box Inc. (c)	2	45
John Wiley & Sons Inc.	2	93
John Wiley & Sons Inc. - Class B	—	5
Johnson Controls Inc.	8	229
Jos. A. Bank Clothiers Inc. (c)	1	42
Journal Communications Inc. (c) (e)	2	10
K12 Inc. (c) (e)	2	37
KB Home (e)	3	33
Kirkland’s Inc. (c)	1	8
Kohl’s Corp.	9	405
Kona Grill Inc. (c)	—	—
Krispy Kreme Doughnuts Inc. (c)	3	16
La-Z-Boy Inc. (c)	2	28
Lakeland Industries Inc. (c)	—	1
Lamar Advertising Co. (c)	3	89
Las Vegas Sands Corp.	6	239
Leapfrog Enterprises Inc. (c)	2	22
Lear Corp.	4	136
Leggett & Platt Inc. (e)	6	116
Lennar Corp. - Class A (e)	6	179
Lennar Corp. - Class B	1	14
Libbey Inc. (c)	1	11
Liberty Global Inc. - Class A (c)	2	79
Liberty Global Inc. - Class C (c)	1	62
Liberty Interactive Corp. - Class A (c)	21	370
Liberty Media Corp. - Class A (c)	4	369
Life Time Fitness Inc. (c)	2	102
Lifetime Brands Inc. (e)	1	6
Limited Brands Inc.	3	136
LIN TV Corp. (c)	1	3
Lincoln Educational Services Corp.	1	7
Lions Gate Entertainment Corp. (c) (e)	4	53
Lithia Motors Inc.	1	21
Live Nation Inc. (c)	9	82
LKQ Corp. (c)	4	120
Lowe’s Cos. Inc.	15	432
Luby’s Inc. (c)	1	9
Lululemon Athletica Inc. (c) (e)	2	131
Lumber Liquidators Holdings Inc. (c) (e)	1	34
M/I Homes Inc. (c)	1	12
Mac-Gray Corp.	1	8
Macy’s Inc.	5	175
Madison Square Garden Inc. (c)	3	116
Maidenform Brands Inc. (c)	1	16
Marcus Corp.	1	12
Marine Products Corp.	1	7
MarineMax Inc. (c)	1	10
Marriott International Inc.	4	137
Martha Stewart Living Omnimedia Inc. (e)	2	6
Mattel Inc.	6	195
Matthews International Corp.	1	42
McClatchy Co. (c) (e)	3	6
McDonald’s Corp.	12	1,045
McGraw-Hill Cos. Inc.	3	149
MDC Holdings Inc. (e)	2	69
Media General Inc. (c)	—	2
Men’s Wearhouse Inc.	2	68
Meredith Corp. (e)	2	54
Meritage Homes Corp. (c)	1	48
MGM Resorts International (c)	19	206
Modine Manufacturing Co. (c)	2	15
Mohawk Industries Inc. (c)	3	182
Monarch Casino & Resort Inc. (c)	1	6
Monro Muffler Brake Inc.	1	43
Morningstar Inc.	2	110
Movado Group Inc.	1	20
Nathan’s Famous Inc. (c)	—	6
National CineMedia Inc.	2	33
Nautilus Inc. (c)	1	2
NetFlix Inc. (c) (e)	1	75
New York & Co. Inc. (c) (e)	2	8
New York Times Co. (c)	7	56
Newell Rubbermaid Inc.	7	129
News Corp. - Class A	28	631
News Corp. - Class B	7	167
Nike Inc.	4	360
Nordstrom Inc.	4	184
NutriSystem Inc. (e)	1	13
NVR Inc. (c)	—	85
O’Reilly Automotive Inc. (c)	2	176
Office Depot Inc. (c)	13	29
OfficeMax Inc. (c) (e)	4	21
Omnicom Group Inc.	3	160
Orbitz Worldwide Inc. (c) (e)	3	10
Orient-Express Hotels Ltd. (c)	5	40
Outdoor Channel Holdings Inc.	1	8
Oxford Industries Inc.	1	27
Panera Bread Co. (c)	1	84
Papa John’s International Inc. (c)	1	43
Penn National Gaming Inc. (c)	4	169
Penske Auto Group Inc.	4	93
Perry Ellis International Inc. (c)	1	15
PetMed Express Inc. (e)	1	11
PetSmart Inc.	2	136
PF Chang’s China Bistro Inc.	1	41
Pier 1 Imports Inc. (e)	4	71
Polaris Industries Inc.	1	87
Pool Corp.	1	45
Priceline.com Inc. (c)	1	465
Pulte Homes Inc. (c)	18	194
PVH Corp.	2	187
Quicksilver Inc. (c)	8	18
RadioShack Corp. (e)	6	21
Ralph Lauren Corp. - Class A	1	126
ReachLocal Inc. (c)	1	9
Red Lion Hotels Corp. (c)	1	8
Red Robin Gourmet Burgers Inc. (c)	1	18
Regal Entertainment Group (e)	5	73
Regis Corp.	3	49
Rent-A-Center Inc.	3	101
Rick’s Cabaret International Inc. (c)	—	1
Rocky Brands Inc. (c)	—	—
Ross Stores Inc.	3	181
Royal Caribbean Cruises Ltd.	8	200
Ruby Tuesday Inc. (c)	3	20
Rue21 Inc. (c) (e)	1	30
Ruth’s Hospitality Group Inc. (c)	1	9
Ryland Group Inc.	2	51
Saks Inc. (c) (e)	8	81
Sally Beauty Holdings Inc.	3	85
Scientific Games Corp. (c)	5	39

See accompanying Notes to Financial Statements.

	Shares/Par (p)	Value
Scripps Networks Interactive Inc.	2	119
Sears Holdings Corp. (c) (e)	2	137
Select Comfort Corp. (c)	1	27
Service Corp. International	11	130
Shiloh Industries Inc.	1	9
Shoe Carnival Inc.	1	19
Shuffle Master Inc. (c)	2	30
Shutterfly Inc. (c) (e)	2	46
Signet Jewelers Ltd.	3	148
Sinclair Broadcast Group Inc.	1	10
Sirius XM Radio Inc. (c) (e)	63	117
Six Flags Entertainment Corp.	2	119
Skechers U.S.A. Inc. (c)	2	37
Smith & Wesson Holding Corp. (c)	2	20
Sonic Automotive Inc. (e)	2	26
Sonic Corp. (c)	1	14
Sotheby’s	3	90
Spartan Motors Inc.	2	8
Speedway Motorsports Inc.	2	32
Standard Motor Products Inc.	1	14
Standard-Pacific Corp. (c) (e)	8	48
Staples Inc.	26	334
Starbucks Corp.	10	512
Starwood Hotels & Resorts Worldwide Inc.	4	191
Stein Mart Inc. (c)	2	16
Steiner Leisure Ltd. (c)	1	23
Steinway Musical Instruments Inc. (c)	1	12
Steven Madden Ltd. (c)	2	54
Stewart Enterprises Inc.	1	8
Stoneridge Inc. (c)	1	7
Strayer Education Inc.	—	22
Sturm Ruger & Co. Inc. (e)	—	16
Superior Industries International Inc.	1	20
Systemax Inc. (c)	2	20
Target Corp.	8	436
Tempur-Pedic International Inc. (c)	1	26
Tesla Motors Inc. (c) (e)	3	81
Texas Roadhouse Inc.	3	48
The Jones Group Inc.	5	44
Thor Industries Inc.	2	58
Tiffany & Co.	2	111
Time Warner Cable Inc.	6	468
Time Warner Inc.	17	639
TJX Cos. Inc.	9	404
Toll Brothers Inc. (c)	8	235
Tower International Inc. (c)	1	6
Town Sports International Holdings Inc. (c)	1	11
Tractor Supply Co.	1	108
TripAdvisor Inc.	2	107
True Religion Apparel Inc.	1	26
TRW Automotive Holdings Corp. (c)	5	165
Tupperware Brands Corp.	1	77
Ulta Salon Cosmetics & Fragrance Inc.	1	103
Under Armour Inc. (c) (e)	1	76
Unifi Inc. (c)	1	9
Universal Electronics Inc. (c)	1	9
Universal Technical Institute Inc.	1	15
Urban Outfitters Inc. (c)	3	91
Vail Resorts Inc. (e)	2	85
Valassis Communications Inc. (c) (e)	2	41
Vera Bradley Inc. (c) (e)	1	19
VF Corp.	1	160
Viacom Inc. - Class A	—	5
Viacom Inc. - Class B	6	259
Virgin Media Inc. (e)	5	120
Visteon Corp. (c)	2	86
Vitamin Shoppe Inc.	1	60
VOXX International Corp. - Class A (c)	1	11
WABCO Holdings Inc. (c)	2	90
Walt Disney Co.	29	1,411
Warnaco Group Inc. (c)	2	72
Washington Post Co.	—	112
Weight Watchers International Inc. (e)	2	124
Wendy’s Co.	19	90
West Marine Inc. (c)	1	12
Wet Seal Inc. (c)	4	14
Whirlpool Corp.	3	180
Williams-Sonoma Inc.	4	140
Winmark Corp. (e)	—	6
Winnebago Industries Inc. (c) (e)	1	10
WMS Industries Inc. (c)	3	52
Wolverine World Wide Inc.	2	70
World Wrestling Entertainment Inc.	1	10
Wyndham Worldwide Corp.	4	190
Wynn Resorts Ltd.	2	197
Yum! Brands Inc.	6	387
Zagg Inc. (c)	—	3
Zumiez Inc. (c) (e)	1	51
		37,151
CONSUMER STAPLES - 8.1%
Alico Inc.	—	9
Alliance One International Inc.	4	14
Altria Group Inc.	24	829
Andersons Inc.	1	34
Archer-Daniels-Midland Co.	12	366
Avon Products Inc.	5	78
B&G Foods Inc.	2	48
Beam Inc.	6	344
Boston Beer Co. Inc. (c) (e)	—	24
Brown-Forman Corp.	1	97
Brown-Forman Corp. - Class A	—	29
Bunge Ltd.	5	339
Cal-Maine Foods Inc. (e)	1	39
Calavo Growers Inc.	1	13
Campbell Soup Co.	5	174
Casey’s General Stores Inc.	2	94
Central European Distribution Corp. (c) (e)	4	10
Central Garden & Pet Co. - Class A (c)	2	17
Central Garden & Pet Co. (c)	1	5
Chiquita Brands International Inc. (c) (e)	2	11
Church & Dwight Co. Inc.	3	144
Clorox Co.	2	152
Coca-Cola Bottling Co.	—	19
Coca-Cola Co.	25	1,924
Coca-Cola Enterprises Inc.	8	210
Colgate-Palmolive Co.	6	573
ConAgra Foods Inc.	15	379
Constellation Brands Inc. (c)	7	184
Costco Wholesale Corp.	5	494
Craft Brewers Alliance Inc. (c) (e)	1	7
CVS Caremark Corp.	23	1,066
Darling International Inc. (c)	6	94
DE Master Blenders 1753 NV	9	105
Dean Foods Co. (c)	4	75
Dole Food Co. Inc. (c) (e)	4	39
Dr. Pepper Snapple Group Inc.	4	162
Elizabeth Arden Inc. (c)	1	43
Energizer Holdings Inc. (c)	2	159
Estee Lauder Cos. Inc.	3	157
Farmer Bros. Co. (c)	1	6
Flowers Foods Inc.	5	125

See accompanying Notes to Financial Statements.

	Shares/Par (p)	Value
Fresh Del Monte Produce Inc.	3	63
General Mills Inc.	8	312
Green Mountain Coffee Roasters Inc. (c) (e)	2	52
Hain Celestial Group Inc. (c)	2	105
Harris Teeter Supermarkets Inc.	2	78
Herbalife Ltd. (e)	2	97
Hershey Co.	2	151
Hillshire Brands Co.	2	54
HJ Heinz Co.	4	196
Hormel Foods Corp.	5	146
Ingles Markets Inc.	1	10
Ingredion Inc.	3	144
Inter Parfums Inc.	1	24
J&J Snack Foods Corp.	1	41
JM Smucker Co.	4	332
John B. Sanfilippo & Son (c)	—	—
Kellogg Co.	3	143
Kimberly-Clark Corp.	5	402
Kraft Foods Inc.	30	1,152
Kroger Co.	7	151
Lancaster Colony Corp.	1	71
Limoneira Co. (e)	—	3
Lorillard Inc.	2	238
McCormick & Co. Inc.	2	127
Mead Johnson Nutrition Co.	2	193
Medifast Inc. (c) (e)	1	14
Molson Coors Brewing Co.	6	241
Monster Beverage Corp. (c)	3	207
Nash Finch Co.	1	11
National Beverage Corp. (c)	1	12
Nu Skin Enterprises Inc. (e)	2	70
Nutraceutical International Corp. (c)	—	6
Omega Protein Corp. (c)	1	7
Pantry Inc. (c)	1	16
PepsiCo Inc.	18	1,293
Philip Morris International Inc.	21	1,806
Pilgrim’s Pride Corp. (c)	7	53
PriceSmart Inc.	1	47
Procter & Gamble Co.	35	2,125
Ralcorp Holdings Inc. (c)	2	147
Revlon Inc. (c)	1	20
Reynolds American Inc.	4	188
Safeway Inc. (e)	10	180
Sanderson Farms Inc. (e)	1	37
Schiff Nutrition International Inc. (c)	1	13
Seneca Foods Corp. (c)	—	11
Smart Balance Inc. (c)	3	26
Smithfield Foods Inc. (c)	8	164
Snyders-Lance Inc.	3	81
Spartan Stores Inc.	1	18
Spectrum Brands Holdings Inc. (c)	2	78
SUPERVALU Inc. (e)	11	54
Susser Holdings Corp. (c)	1	33
Sysco Corp.	7	206
The Fresh Market Inc. (c) (e)	1	59
Tootsie Roll Industries Inc. (e)	2	38
TreeHouse Foods Inc. (c)	2	106
Tyson Foods Inc.	11	207
United Natural Foods Inc. (c)	2	110
Universal Corp.	1	51
USANA Health Sciences Inc. (c) (e)	1	21
Vector Group Ltd. (e)	2	27
Wal-Mart Stores Inc.	22	1,513
Walgreen Co.	11	319
WD-40 Co.	1	30
Weis Markets Inc. (e)	1	53
Whole Foods Market Inc.	2	191
		22,865
ENERGY - 10.1%
Adams Resources & Energy Inc.	—	4
Alon USA Energy Inc.	2	14
Alpha Natural Resources Inc. (c)	11	91
Amyris Inc. (c) (e)	2	11
Anadarko Petroleum Corp.	8	556
Apache Corp.	7	598
Approach Resources Inc. (c)	1	36
Arch Coal Inc.	10	72
Atwood Oceanics Inc.	3	125
Baker Hughes Inc.	7	304
Basic Energy Services Inc. (c) (e)	2	20
Berry Petroleum Co.	2	91
Bill Barrett Corp. (c)	2	43
Bolt Technology Corp.	—	4
BPZ Resources Inc.	5	13
Bristow Group Inc.	2	69
Cabot Oil & Gas Corp.	5	193
Cal Dive International Inc. (c)	4	12
Callon Petroleum Co. (c)	2	7
Cameron International Corp. (c)	6	248
CARBO Ceramics Inc. (e)	1	61
Carrizo Oil & Gas Inc. (c)	2	35
Cheniere Energy Inc. (c)	7	106
Chevron Corp.	34	3,534
Cimarex Energy Co.	3	160
Clayton Williams Energy Inc. (c)	1	24
Clean Energy Fuels Corp. (c) (e)	3	53
Cloud Peak Energy Inc. (c)	3	47
Cobalt International Energy Inc. (c)	5	117
Comstock Resources Inc. (c) (e)	2	33
Concho Resources Inc. (c)	2	196
ConocoPhillips	22	1,246
Consol Energy Inc.	5	163
Contango Oil & Gas Co. (c)	1	41
Continental Resources Inc. (c)	1	53
Core Laboratories NV	1	116
Crimson Exploration Inc. (c) (e)	2	9
Crosstex Energy Inc.	2	25
Dawson Geophysical Co. (c)	—	7
Delek US Holdings Inc.	2	28
Denbury Resources Inc. (c)	14	212
Devon Energy Corp.	7	394
Diamond Offshore Drilling Inc. (e)	4	254
Dresser-Rand Group Inc. (c)	3	125
Dril-Quip Inc. (c)	2	98
Endeavour International Corp. (c) (e)	2	14
Energen Corp.	3	113
Energy Partners Ltd. (c)	2	29
Energy XXI Bermuda Ltd.	4	113
EOG Resources Inc.	5	415
EQT Corp.	2	129
EXCO Resources Inc. (e)	11	80
Exterran Holdings Inc. (c)	3	36
Exxon Mobil Corp.	56	4,797
FieldPoint Petroleum Corp. (c) (e)	—	1
FMC Technologies Inc. (c)	4	161
Forest Oil Corp. (c)	5	40
Gastar Exploration Ltd. (c)	3	6
GeoResources Inc. (c)	1	37
Gevo Inc. (c) (e)	1	4
Global Geophysical Services Inc. (c) (e)	1	7
Green Plains Renewable Energy Inc. (c)	1	8

See accompanying Notes to Financial Statements.

	Shares/Par (p)	Value
Gulf Island Fabrication Inc.	1	17
Gulfmark Offshore Inc. (c)	1	41
Gulfport Energy Corp. (c)	2	43
Halliburton Co.	11	312
Harvest Natural Resources Inc. (c) (e)	2	14
Heckmann Corp. (c) (e)	8	25
Helix Energy Solutions Group Inc. (c)	5	79
Helmerich & Payne Inc.	4	170
Hercules Offshore Inc. (c)	8	27
Hess Corp.	5	235
HollyFrontier Corp.	8	291
Hornbeck Offshore Services Inc. (c)	2	62
ION Geophysical Corp. (c)	6	37
James River Coal Co. (c) (e)	2	4
Key Energy Services Inc. (c)	7	54
Kinder Morgan Inc.	9	274
Knightsbridge Tankers Ltd.	1	9
Kodiak Oil & Gas Corp. (c)	10	84
Lufkin Industries Inc. (e)	1	76
Magnum Hunter Resources Corp. (c) (e)	7	31
Marathon Oil Corp.	13	320
Marathon Petroleum Corp.	6	279
Matrix Service Co. (c)	1	14
McDermott International Inc. (c)	11	127
McMoRan Exploration Co. (c) (e)	8	96
Mitcham Industries Inc. (c)	1	9
Murphy Oil Corp.	7	357
Nabors Industries Ltd. (c)	10	147
National Oilwell Varco Inc.	8	490
Natural Gas Services Group Inc. (c)	1	7
Newfield Exploration Co. (c)	5	135
Newpark Resources Inc. (c)	4	26
Noble Corp.	10	325
Noble Energy Inc.	3	263
Nordic American Tanker Shipping Ltd. (e)	2	33
Northern Oil and Gas Inc. (c) (e)	2	38
Oasis Petroleum Inc. (c) (e)	3	82
Occidental Petroleum Corp.	14	1,175
Oceaneering International Inc.	2	105
Oil States International Inc. (c)	2	152
Overseas Shipholding Group Inc. (e)	1	14
Panhandle Oil and Gas Inc.	—	9
Parker Drilling Co. (c)	6	25
Patriot Coal Corp. (c) (e)	5	6
Patterson-UTI Energy Inc.	7	106
PDC Energy Inc. (c) (e)	1	29
Peabody Energy Corp.	10	240
Penn Virginia Corp.	2	14
PetroQuest Energy Inc. (c) (e)	3	14
PHI Inc. (c)	—	11
Phillips 66 (c)	11	364
Pioneer Drilling Co. (c)	3	22
Pioneer Natural Resources Co.	4	334
Plains Exploration & Production Co. (c)	5	172
QEP Resources Inc.	7	195
Quicksilver Resources Inc. (c) (e)	8	44
Range Resources Corp.	3	155
Rex Energy Corp. (c)	2	27
RigNet Inc. (c)	1	9
Rosetta Resources Inc. (c)	2	77
Rowan Cos. Plc - Class A (c) (e)	5	158
RPC Inc. (e)	5	64
SandRidge Energy Inc. (c) (e)	20	134
Schlumberger Ltd.	16	1,019
SEACOR Holdings Inc. (c)	1	105
Ship Finance International Ltd. (e)	4	58
SM Energy Co.	2	74
Southwestern Energy Co. (c)	9	297
Spectra Energy Corp.	8	232
Stone Energy Corp. (c)	2	56
Sunoco Inc.	3	119
Superior Energy Services Inc. (c)	6	119
Swift Energy Co. (c)	2	37
Targa Resources Corp.	1	43
Teekay Corp.	4	105
Tesco Corp. (c)	2	20
Tesoro Corp. (c)	7	172
Tetra Technologies Inc. (c)	4	25
TGC Industries Inc. (c)	1	7
Tidewater Inc.	3	125
Transocean Ltd.	7	296
Triangle Petroleum Corp. (c) (e)	2	10
Ultra Petroleum Corp. (c) (e)	7	168
Union Drilling Inc. (c) (e)	1	5
Unit Corp. (c)	2	81
VAALCO Energy Inc. (c)	2	20
Valero Energy Corp.	10	249
W&T Offshore Inc. (e)	3	44
Warren Resources Inc. (c)	3	8
Weatherford International Ltd. (c)	27	336
Western Refining Inc. (e)	4	98
Whiting Petroleum Corp. (c)	4	181
Willbros Group Inc. (c)	2	14
Williams Cos. Inc.	7	208
World Fuel Services Corp.	3	99
		28,356
FINANCIALS - 15.9%
1st Source Corp.	1	25
1st United Bancorp Inc. (c)	1	8
ACE Ltd.	6	474
Affiliated Managers Group Inc.	1	131
AFLAC Inc.	8	354
Alleghany Corp.	1	177
Alliance Financial Corp.	—	1
Allied World Assurance Co. Holdings Ltd.	2	139
Allstate Corp.	9	325
Alterra Capital Holdings Ltd. (e)	5	124
Altisource Portfolio Solutions SA (c)	1	37
American Capital Ltd. (c)	18	176
American Equity Investment Life Holding Co.	3	30
American Express Co.	13	733
American Financial Group Inc.	4	153
American International Group Inc.	11	364
American National Insurance Co.	1	78
American Safety Insurance Holdings Ltd. (c)	—	8
Ameriprise Financial Inc.	8	439
Ameris Bancorp (c)	1	14
Amerisafe Inc. (c)	1	21
AmTrust Financial Services Inc.	2	71
Aon Plc - Class A	1	52
Apollo Global Management LLC - Class A	2	20
Arch Capital Group Ltd. (c)	5	210
Argo Group International Holdings Ltd.	1	41
Arrow Financial Corp.	1	15
Arthur J Gallagher & Co.	2	77
Artio Global Investors Inc.	3	9
Aspen Insurance Holdings Ltd.	3	98
Associated Bancorp	9	116
Assurant Inc.	4	150
Assured Guaranty Ltd.	9	124
Astoria Financial Corp.	5	45

See accompanying Notes to Financial Statements.

	Shares/Par (p)	Value
AV Homes Inc. (c)	1	9
Axis Capital Holdings Ltd.	5	159
Baldwin & Lyons Inc.	1	12
BancFirst Corp.	1	29
Bancorp Inc. (c)	2	14
BancorpSouth Inc.	4	64
Bank Mutual Corp.	2	9
Bank of America Corp.	200	1,635
Bank of Hawaii Corp.	2	96
Bank of New York Mellon Corp.	22	485
Bank of the Ozarks Inc.	2	46
BankFinancial Corp.	1	8
BankUnited Inc.	4	90
Banner Corp.	1	18
BB&T Corp.	12	386
BBCN Bancorp Inc.	3	37
Beneficial Mutual Bancorp Inc. (c)	4	34
Berkshire Hathaway Inc.	21	1,708
Berkshire Hills Bancorp Inc.	1	25
BGC Partners Inc.	2	14
BlackRock Inc.	3	437
BofI Holding Inc. (c)	1	10
BOK Financial Corp.	3	146
Boston Private Financial Holdings Inc.	4	33
Brookline Bancorp Inc.	3	30
Brown & Brown Inc.	5	147
Bryn Mawr Bank Corp.	1	13
Calamos Asset Management Inc.	1	10
Camden National Corp.	—	11
Capital City Bank Group Inc.	1	5
Capital One Financial Corp.	9	503
CapitalSource Inc.	12	79
Capitol Federal Financial Inc.	8	97
Cardinal Financial Corp.	1	16
Cash America International Inc.	1	57
Cathay General Bancorp	4	61
CBOE Holdings Inc.	2	58
CBRE Group Inc. - Class A (c)	6	97
Center Bancorp Inc. (e)	1	8
CenterState Banks of Florida Inc.	1	10
Central Pacific Financial Corp. (c)	2	30
Charles Schwab Corp.	14	175
Chemical Financial Corp.	1	28
Chubb Corp.	5	350
Cincinnati Financial Corp.	6	236
CIT Group Inc. (c)	8	274
Citigroup Inc.	54	1,471
Citizens Inc. (c)	2	21
City Holdings Co. (e)	1	24
City National Corp.	3	132
Clifton Savings Bancorp Inc.	1	12
CME Group Inc.	1	295
CNA Financial Corp.	1	39
CNB Financial Corp.	1	8
CNO Financial Group Inc.	12	90
CoBiz Financial Inc.	2	11
Cohen & Steers Inc. (e)	1	35
Columbia Banking System Inc.	2	32
Comerica Inc.	8	233
Commerce Bancshares Inc.	4	167
Community Bank System Inc.	2	49
Community Trust Bancorp Inc.	1	23
CompuCredit Holdings Corp. (c)	1	4
Consolidated-Tomoka Land Co. (e)	—	6
Cowen Group Inc. (c)	6	15
Credit Acceptance Corp. (c)	1	70
Cullen/Frost Bankers Inc.	3	179
CVB Financial Corp. (e)	5	57
DFC Global Corp. (c)	2	39
Dime Community Bancshares Inc.	2	21
Discover Financial Services	7	232
Donegal Group Inc.	1	12
Duff & Phelps Corp.	2	23
E*Trade Financial Corp. (c)	14	110
East West Bancorp Inc.	7	171
Eaton Vance Corp.	3	75
eHealth Inc. (c)	1	11
EMC Insurance Group Inc.	1	12
Employer Holdings Inc.	2	27
Endurance Specialty Holdings Ltd.	2	77
Enstar Group Ltd. (c)	1	59
Enterprise Financial Services Corp.	1	9
Epoch Holding Corp.	1	11
Erie Indemnity Co.	2	129
Evercore Partners Inc.	1	26
Everest Re Group Ltd.	2	217
EZCORP Inc. (c)	2	49
FBL Financial Group Inc.	1	39
Federal Agricultural Mortgage Corp.	—	10
Federated Investors Inc. (e)	4	92
Fidelity National Financial Inc.	8	158
Fifth Third Bancorp	22	292
Financial Institutions Inc.	1	10
First American Financial Corp.	5	85
First Bancorp Inc. (c)	10	39
First Bancorp Inc.	1	6
First Busey Corp.	4	19
First California Financial Group Inc. (c)	1	9
First Cash Financial Services Inc. (c)	1	44
First Commonwealth Financial Corp.	5	32
First Community Bancshares Inc.	1	12
First Defiance Financial Corp.	—	7
First Financial Bancorp (e)	3	43
First Financial Bankshares Inc.	1	41
First Financial Corp. (e)	1	17
First Financial Holdings Inc.	1	6
First Financial Northwest Inc. (c) (e)	1	6
First Horizon National Corp.	12	107
First Interstate BancSystem Inc.	1	10
First Merchants Corp. (e)	1	16
First Midwest Bancorp Inc.	4	42
First Niagara Financial Group Inc.	17	129
First PacTrust Bancorp Inc.	1	6
First Republic Bank (c)	5	168
FirstMerit Corp.	5	86
Flagstone Reinsurance Holdings SA (e)	3	27
Flushing Financial Corp.	1	19
FNB Corp.	7	75
Forest City Enterprises Inc. (c)	7	108
Forestar Group Inc. (c)	2	21
Fox Chase Bancorp Inc. (e)	1	9
Franklin Resources Inc.	2	200
Fulton Financial Corp.	10	97
FXCM Inc. - Class A (e)	—	2
GAMCO Investors Inc.	—	9
Genworth Financial Inc. (c)	25	142
German American Bancorp Inc. (e)	1	12
GFI Group Inc.	6	20
Glacier Bancorp Inc.	3	53
Global Indemnity Plc (c) (e)	1	14
Goldman Sachs Group Inc.	9	825
Great Southern Bancorp Inc.	1	17

See accompanying Notes to Financial Statements.

	Shares/Par (p)	Value
Green Dot Corp. (c) (e)	1	15
Greenhill & Co. Inc. (e)	1	39
Greenlight Capital Re Ltd. (c) (e)	1	36
Hallmark Financial Services Inc. (c)	1	7
Hancock Holding Co.	4	133
Hanmi Financial Corp. (c)	1	15
Hanover Insurance Group Inc.	2	82
Harris & Harris Group Inc. (c)	1	5
Hartford Financial Services Group Inc.	17	295
HCC Insurance Holdings Inc.	5	159
Heartland Financial USA Inc.	1	17
Heritage Commerce Corp. (c)	1	7
Heritage Financial Corp.	1	10
HFF Inc. (c) (e)	1	16
Hilltop Holdings Inc. (c)	3	27
Home Bancshares Inc. (e)	1	40
Home Federal Bancorp Inc.	1	7
Homeowners Choice Inc.	—	7
Horace Mann Educators Corp.	2	31
Howard Hughes Corp. (c)	2	111
Hudson City Bancorp Inc.	25	159
Hudson Valley Holding Corp.	1	14
Huntington Bancshares Inc.	32	204
IberiaBank Corp.	1	71
ICG Group Inc. (c)	2	15
Independent Bank Corp. (e)	1	29
Interactive Brokers Group Inc.	2	31
IntercontinentalExchange Inc. (c)	2	245
International Bancshares Corp.	3	62
INTL FCStone Inc. (c)	1	17
Invesco Ltd.	16	368
Investment Technology Group Inc. (c)	2	17
Investors Bancorp Inc. (c)	6	85
Janus Capital Group Inc.	9	74
Jefferies Group Inc.	10	134
JMP Group Inc.	1	6
Jones Lang LaSalle Inc.	2	131
JPMorgan Chase & Co.	73	2,615
Kaiser Federal Financial Group Inc.	—	6
KBW Inc. (e)	2	25
Kearny Financial Corp.	2	21
Kemper Corp.	3	86
Kennedy-Wilson Holdings Inc. (e)	2	27
KeyCorp	35	273
Knight Capital Group Inc. (c)	5	57
Lakeland Bancorp Inc.	1	13
Lakeland Financial Corp.	1	19
Lazard Ltd.	—	8
Legg Mason Inc.	7	193
Leucadia National Corp.	9	185
Lincoln National Corp.	11	243
Loews Corp.	6	248
LPL Financial Holdings Inc.	1	42
M&T Bank Corp.	5	388
Macatawa Bank Corp. (c)	1	3
Maiden Holdings Ltd. (e)	4	30
MainSource Financial Group Inc. (e)	1	11
Markel Corp. (c)	—	175
MarketAxess Holdings Inc.	1	32
Marlin Business Services Inc.	1	10
Marsh & McLennan Cos. Inc.	7	222
MB Financial Inc.	3	56
MBIA Inc. (c) (e)	9	96
MCG Capital Corp.	4	17
Medallion Financial Corp.	1	9
Mercury General Corp.	3	111
Meridian Interstate BanCorp Inc. (c)	1	14
MetLife Inc.	20	602
Metro Bancorp Inc. (c)	1	7
MGIC Investment Corp. (c) (e)	10	29
Montpelier Re Holdings Ltd.	3	62
Moody’s Corp.	4	146
Morgan Stanley	26	382
MSCI Inc. (c)	3	95
NASDAQ OMX Group Inc.	6	143
National Financial Partners Corp. (c)	2	25
National Interstate Corp.	1	24
National Penn Bancshares Inc.	7	70
Navigators Group Inc. (c)	1	30
NBT Bancorp Inc.	2	32
Nelnet Inc.	2	37
Netspend Holdings Inc. (c) (e)	3	26
New York Community Bancorp Inc. (e)	17	207
NewStar Financial Inc. (c) (e)	2	30
Northern Trust Corp.	9	412
Northfield Bancorp Inc. (e)	2	27
Northwest Bancshares Inc.	5	55
NYSE Euronext	9	240
OceanFirst Financial Corp.	1	11
Ocwen Financial Corp. (c)	7	124
Old National Bancorp	5	54
Old Republic International Corp.	13	104
OmniAmerican Bancorp Inc. (c)	1	11
OneBeacon Insurance Group Ltd.	1	14
Oppenheimer Holdings Inc. (e)	1	9
Oriental Financial Group Inc.	2	20
Oritani Financial Corp.	2	29
Pacific Continental Corp.	1	7
Pacific Mercantile BanCorp. (c)	—	—
PacWest Bancorp	2	40
Park National Corp. (e)	1	49
Park Sterling Corp. (c) (e)	1	7
PartnerRe Ltd.	3	189
Penns Woods Bancorp Inc.	—	8
People’s United Financial Inc.	13	156
Peoples Bancorp Inc.	1	11
PHH Corp. (c) (e)	3	45
Pico Holdings Inc. (c)	1	22
Pinnacle Financial Partners Inc. (c)	2	31
Piper Jaffray Cos. (c)	1	21
Platinum Underwriters Holdings Ltd.	2	61
PNC Financial Services Group Inc.	10	605
Preferred Bank (c) (e)	1	8
Presidential Life Corp.	1	13
Primerica Inc.	3	80
Principal Financial Group Inc.	11	296
PrivateBancorp Inc. (e)	3	49
ProAssurance Corp.	2	134
Progressive Corp.	8	156
Prosperity Bancshares Inc.	2	94
Protective Life Corp.	4	118
Provident Financial Services Inc.	3	41
Provident New York Bancorp	2	13
Prudential Financial Inc.	8	397
Radian Group Inc. (e)	6	19
Raymond James Financial Inc.	5	175
Regions Financial Corp.	50	337
Reinsurance Group of America Inc.	3	149
RenaissanceRe Holdings Ltd.	2	144
Renasant Corp.	1	17
Republic Bancorp Inc. (e)	1	18
Resource America Inc. - Class A	1	6

See accompanying Notes to Financial Statements.

	Shares/Par (p)	Value
RLI Corp.	1	68
Rockville Financial Inc.	1	16
Roma Financial Corp. (e)	1	9
S&T Bancorp Inc.	1	24
Safeguard Scientifics Inc. (c)	1	14
Safety Insurance Group Inc.	1	28
Sandy Spring Bancorp Inc.	1	20
SCBT Financial Corp.	1	24
SeaBright Insurance Holdings Inc.	1	9
SEI Investments Co.	7	139
Selective Insurance Group	3	44
Sierra Bancorp	1	6
Signature Bank (c)	2	110
Simmons First National Corp. (e)	1	19
SLM Corp.	19	298
Southside Bancshares Inc. (e)	1	18
Southwest Bancorp Inc. (c)	1	8
St. Joe Co. (c) (e)	4	55
StanCorp Financial Group Inc.	2	82
State Auto Financial Corp.	2	25
State Street Corp.	9	406
StellarOne Corp. (e)	1	14
Sterling Bancorp	1	13
Stewart Information Services Corp. (e)	1	12
Stifel Financial Corp. (c)	3	83
Suffolk Bancorp (c)	—	—
Sun Bancorp Inc. (c) (e)	5	12
SunTrust Banks Inc.	19	463
Susquehanna Bancshares Inc.	9	91
SVB Financial Group (c)	2	126
SY Bancorp Inc.	1	14
Symetra Financial Corp.	6	69
Synovus Financial Corp. (e)	35	69
T. Rowe Price Group Inc.	3	183
Taylor Capital Group Inc. (c) (e)	1	21
TCF Financial Corp.	8	92
TD Ameritrade Holding Corp.	8	143
Tejon Ranch Co. (c)	1	20
Territorial Bancorp Inc.	1	11
Texas Capital Bancshares Inc. (c)	1	57
TFS Financial Corp. (c)	10	96
Thomas Properties Group Inc.	2	9
Tompkins Financial Corp.	1	19
Torchmark Corp.	4	187
Tower Group Inc.	2	38
TowneBank (e)	1	19
Travelers Cos. Inc.	7	434
Trico Bancshares	1	11
TrustCo Bank Corp.	5	25
Trustmark Corp.	3	71
U.S. Bancorp	35	1,114
UMB Financial Corp. (e)	2	96
Umpqua Holdings Corp.	5	70
Union First Market Bankshares Corp.	1	16
United Bankshares Inc. (e)	2	60
United Community Banks Inc. (c)	2	16
United Financial Bancorp Inc.	1	10
United Fire Group Inc.	1	26
Universal Insurance Holdings Inc. (e)	2	6
Univest Corp. of Pennsylvania	1	13
Unum Group	10	199
Validus Holdings Ltd.	5	157
Valley National Bancorp (e)	10	106
ViewPoint Financial Group (e)	2	25
Virginia Commerce Bancorp (c)	2	13
Waddell & Reed Financial Inc.	3	76
Walker & Dunlop Inc. (c)	1	13
Washington Banking Co.	1	10
Washington Federal Inc.	5	88
Washington Trust Bancorp Inc.	1	17
Webster Financial Corp.	4	93
Wells Fargo & Co.	88	2,945
WesBanco Inc.	1	26
West Bancorp Inc.	1	8
West Coast Bancorp (c)	1	18
Westamerica Bancorporation (e)	1	57
Western Alliance Bancorp (c)	4	36
Westfield Financial Inc.	1	9
Westwood Holdings Group Inc.	—	11
Willis Group Holdings Plc	4	153
Wilshire Bancorp Inc. (c)	3	18
Wintrust Financial Corp.	2	60
World Acceptance Corp. (c) (e)	1	46
WR Berkley Corp.	5	198
WSFS Financial Corp.	—	16
XL Group Plc	12	250
Zions Bancorp	9	181
		44,711
HEALTH CARE - 11.0%
Abbott Laboratories	18	1,183
Accuray Inc.	3	19
Acorda Therapeutics Inc. (c)	1	33
Aetna Inc.	6	244
Affymetrix Inc. (c)	3	15
Agilent Technologies Inc.	4	165
Air Methods Corp.	1	59
Alere Inc. (c)	4	76
Alexion Pharmaceuticals Inc.	3	248
Align Technology Inc.	3	87
Alkermes Plc (c)	5	87
Allergan Inc.	4	324
Allscripts-Misys Healthcare Solutions Inc. (c)	9	102
Almost Family Inc.	—	9
Alphatec Holdings Inc. (c)	4	7
Amedisys Inc.	1	16
AMERIGROUP Corp. (c)	2	145
AmerisourceBergen Corp.	4	173
Amgen Inc.	11	767
AMN Healthcare Services Inc.	3	16
Amsurg Corp. (c)	1	42
Analogic Corp.	1	40
AngioDynamics Inc. (c)	1	13
Anika Therapeutics Inc.	1	7
Arena Pharmaceuticals Inc.	4	43
Ariad Pharmaceuticals Inc. (c)	4	69
ArthroCare Corp.	1	29
Assisted Living Concepts Inc.	1	13
Astex Pharmaceuticals (c)	1	2
athenahealth Inc. (c) (e)	1	79
AVEO Pharmaceuticals Inc.	2	24
Baxter International Inc.	7	356
Becton Dickinson & Co.	3	187
Bio-Rad Laboratories Inc.	1	102
Bio-Reference Labs Inc. (c) (e)	2	42
Biogen Idec Inc. (c)	3	419
BioMarin Pharmaceutical Inc. (c)	4	154
BioScrip Inc. (c)	3	19
Boston Scientific Corp. (c)	54	309
Bristol-Myers Squibb Co.	20	733
Brookdale Senior Living Inc. (c)	6	101
Bruker Corp. (c)	7	87

See accompanying Notes to Financial Statements.

	Shares/Par (p)	Value
Cambrex Corp. (c) (e)	1	12
Cantel Medical Corp.	1	27
Capital Senior Living Corp. (c) (e)	1	13
Cardinal Health Inc.	4	185
CareFusion Corp. (c)	8	213
Celgene Corp. (c)	5	321
Celldex Therapeutics Inc. (c) (e)	2	11
Centene Corp. (c)	2	60
Cepheid Inc. (c)	2	69
Cerner Corp. (c)	3	240
Chemed Corp. (e)	1	42
Chindex International Inc. (c)	1	7
CIGNA Corp.	5	228
Codexis Inc. (c)	2	6
Community Health Systems Inc. (c)	5	126
Computer Programs & Systems Inc.	—	11
Conceptus Inc. (c)	1	20
Conmed Corp.	1	36
Cooper Cos. Inc.	2	144
Corvel Corp. (c)	—	20
Covance Inc. (c)	3	129
Coventry Health Care Inc.	5	165
Covidien Plc	6	320
CR Bard Inc.	2	161
Cross Country Healthcare Inc. (c)	1	6
CryoLife Inc. (c)	1	6
Cubist Pharmaceuticals Inc. (c)	3	102
Cumberland Pharmaceuticals Inc. (c)	1	6
Cutera Inc. (c)	1	4
Cyberonics Inc. (c)	1	27
Cynosure Inc. (c)	—	6
DaVita Inc. (c)	2	148
Dentsply International Inc.	4	132
DepoMed Inc. (c)	2	12
DUSA Pharmaceuticals Inc. (c)	—	1
Edwards Lifesciences Corp.	2	207
Eli Lilly & Co.	12	511
Emergent BioSolutions Inc. (c)	2	24
Emeritus Corp. (c)	2	30
Endo Pharmaceuticals Holdings Inc. (c)	4	133
Endocyte Inc. (c) (e)	1	11
Ensign Group Inc.	1	28
Enzo Biochem Inc. (c)	—	—
Enzon Pharmaceuticals Inc. (c) (e)	2	15
Epocrates Inc. (c)	1	7
ExacTech Inc.	1	10
ExamWorks Group Inc. (c) (e)	2	21
Express Scripts Holding Co. (c)	10	547
Five Star Quality Care Inc. (c)	2	6
Forest Laboratories Inc. (c)	10	336
Furiex Pharmaceuticals Inc. (c)	—	6
Gen-Probe Inc. (c)	2	140
Gentiva Health Services Inc. (c)	1	10
Gilead Sciences Inc. (c)	9	467
Greatbatch Inc. (c)	1	25
GTx Inc. (c)	2	9
Haemonetics Corp. (c)	1	89
Hanger Orthopedic Group Inc. (c)	2	41
HCA Holdings Inc.	5	159
Health Management Associates Inc. (c)	13	100
Health Net Inc. (c)	3	80
Healthsouth Corp. (c)	2	51
Healthways Inc. (c)	1	11
Henry Schein Inc. (c)	3	196
Hi-Tech Pharmacal Co. Inc. (c)	—	13
Hill-Rom Holdings Inc.	2	76
HMS Holdings Corp. (c)	2	77
Hologic Inc. (c)	10	180
Hospira Inc. (c)	6	192
Humana Inc.	3	209
ICU Medical Inc. (c)	1	27
Idexx Laboratories Inc. (c)	1	87
Illumina Inc. (c) (e)	—	15
Impax Laboratories Inc. (c)	3	55
Incyte Corp. (c) (e)	5	107
Integra LifeSciences Holdings Corp. (c)	1	45
Integramed America Inc. (c)	1	7
Intuitive Surgical Inc. (c)	1	277
Invacare Corp.	1	22
IPC The Hospitalist Co. Inc. (c)	1	27
IRIS International Inc. (c)	1	7
Ironwood Pharmaceuticals Inc. (c)	2	23
Jazz Pharmaceuticals Plc (c) (e)	2	105
Johnson & Johnson	33	2,196
Kindred Healthcare Inc. (c)	2	19
Laboratory Corp. of America Holdings (c)	2	148
Landauer Inc.	—	11
Lannett Co. Inc. (c)	1	5
LHC Group Inc. (c)	1	14
Life Technologies Corp. (c)	7	301
LifePoint Hospitals Inc. (c)	2	94
Lincare Holdings Inc.	3	112
Magellan Health Services Inc. (c)	1	54
Masimo Corp. (c)	2	49
McKesson Corp.	3	253
MedAssets Inc. (c)	3	38
Medicines Co. (c)	2	41
Medicis Pharmaceutical Corp.	2	79
Medidata Solutions Inc. (c)	1	18
Medivation Inc. (c)	1	73
Mednax Inc. (c)	3	171
MEDTOX Scientific Inc. (c)	—	8
Medtronic Inc.	12	469
Merck & Co. Inc.	47	1,979
Merit Medical Systems Inc. (c) (e)	2	28
Metropolitan Health Networks Inc. (c)	2	15
Mettler Toledo International Inc. (c)	1	109
MModal Inc. (c) (e)	1	16
Molina Healthcare Inc. (c)	2	52
Momenta Pharmaceuticals Inc. (c)	2	31
MWI Veterinary Supply Inc. (c)	—	41
Mylan Inc. (c)	11	224
Myriad Genetics Inc. (c)	3	78
Myriad Pharmaceuticals Inc. (c)	—	—
National Healthcare Corp. (e)	1	27
National Research Corp. (e)	—	10
Natus Medical Inc. (c)	1	16
NuVasive Inc. (c)	2	48
Obagi Medical Products Inc. (c)	1	11
Omnicare Inc.	5	162
Omnicell Inc. (c)	2	22
Onyx Pharmaceuticals Inc. (c)	2	146
Orexigen Therapeutics Inc. (c) (e)	—	1
Orthofix International NV (c)	1	29
Owens & Minor Inc.	3	80
Pacific Biosciences of California Inc. (c)	3	5
Palomar Medical Technologies Inc. (c)	1	8
Par Pharmaceutical Cos. Inc. (c)	2	54
Parexel International Corp. (c)	2	62
Patterson Cos. Inc.	4	152
PDI Inc. (c) (e)	1	6
PDL BioPharma Inc. (e)	5	36

See accompanying Notes to Financial Statements.

	Shares/Par (p)	Value
PerkinElmer Inc.	6	145
Perrigo Co.	2	177
Pfizer Inc.	131	3,010
PharMerica Corp. (c)	1	15
PhotoMedex Inc. (c) (e)	1	9
Pozen Inc. (c)	1	5
Progenics Pharmaceuticals Inc. (c)	1	12
Providence Services Corp. (c)	1	8
PSS World Medical Inc. (c)	2	40
Quality Systems Inc.	1	39
Quest Diagnostics Inc.	4	246
Questcor Pharmaceuticals Inc. (c) (e)	2	85
Quidel Corp. (c) (e)	1	19
Regeneron Pharmaceuticals Inc. (c)	2	171
Repligen Corp. (c)	1	4
ResMed Inc. (c)	3	106
Rigel Pharmaceuticals Inc. (c)	3	25
RTI Biologics Inc. (c)	3	9
Salix Pharmaceuticals Ltd. (c)	2	120
Sangamo Biosciences Inc. (c)	2	11
Santarus Inc. (c)	1	4
Sciclone Pharmaceuticals Inc. (c) (e)	2	16
Seattle Genetics Inc. (c) (e)	3	79
Select Medical Holdings Corp. (c)	6	63
SIGA Technologies Inc. (c) (e)	2	5
Sirona Dental Systems Inc. (c)	2	104
Solta Medical Inc. (c)	3	8
Spectrum Pharmaceuticals Inc. (c) (e)	2	33
St. Jude Medical Inc.	4	164
STERIS Corp.	2	72
Stryker Corp.	4	209
Sunrise Senior Living Inc. (c) (e)	2	15
SurModics Inc. (c)	1	14
Symmetry Medical Inc. (c) (e)	2	14
Targacept Inc. (c)	2	6
Team Health Holdings Inc. (c)	2	36
Techne Corp.	1	104
Teleflex Inc.	2	120
Tenet Healthcare Corp. (c)	20	103
Thermo Fisher Scientific Inc.	7	343
Thoratec Corp. (c)	2	74
Tornier BV (c)	1	31
TranS1 Inc. (c) (e)	—	—
Transcept Pharmaceuticals Inc. (c)	—	2
Triple-S Management Corp. (c)	1	16
United Therapeutics Corp. (c)	2	109
UnitedHealth Group Inc.	13	755
Universal American Corp.	4	41
Universal Health Services Inc.	3	142
US Physical Therapy Inc.	—	10
Utah Medical Products Inc.	—	3
Varian Medical Systems Inc. (c)	2	115
Vascular Solutions Inc. (c)	1	6
VCA Antech Inc. (c)	4	95
Vertex Pharmaceuticals Inc. (c)	4	196
ViroPharma Inc. (c)	3	81
Vivus Inc. (c)	2	69
Warner Chilcott Plc (c)	6	102
Waters Corp. (c)	2	127
Watson Pharmaceuticals Inc. (c)	3	244
WellCare Health Plans Inc. (c)	2	95
WellPoint Inc.	6	357
West Pharmaceutical Services Inc.	2	81
Wright Medical Group Inc. (c) (e)	2	38
XenoPort Inc. (c) (e)	2	9
Young Innovations Inc.	—	10
Zimmer Holdings Inc.	5	296
		30,955
INDUSTRIALS - 12.7%
3M Co.	8	708
A.T. Cross Co. (c)	1	5
AAON Inc.	1	17
AAR Corp.	2	26
ABM Industries Inc.	3	49
Acacia Research Corp.	2	75
ACCO Brands Corp. (c) (e)	3	26
Accuride Corp. (c)	2	13
Aceto Corp.	1	11
Acorn Energy Inc.	1	5
Actuant Corp.	3	90
Acuity Brands Inc.	2	81
Advisory Board Co. (c)	1	50
AECOM Technology Corp. (c)	6	95
Aegion Corp. (c)	2	30
AeroVironment Inc.	1	26
AGCO Corp.	3	155
Air Transport Services Group Inc (c)	3	15
Alamo Group Inc.	1	31
Alaska Air Group Inc.	3	122
Albany International Corp.	1	24
Alexander & Baldwin Holdings Inc.	2	106
Allegiant Travel Co. (c)	1	63
Alliant Techsystems Inc.	2	76
Allied Motion Technologies Inc.	—	1
Altra Holdings Inc.	1	19
AMERCO	1	90
Ameresco Inc. - Class A	1	11
American Railcar Industries Inc. (c)	1	24
American Reprographics Co.	2	11
American Science & Engineering Inc.	—	17
American Superconductor Corp.	2	11
American Woodmark Corp.	1	10
AMETEK Inc.	3	140
Ampco-Pittsburgh Corp.	—	7
AO Smith Corp.	2	93
Apogee Enterprises Inc.	1	21
Applied Industrial Technologies Inc.	2	68
Argan Inc.	1	7
Arkansas Best Corp.	1	15
Armstrong World Industries Inc.	2	98
Asset Acceptance Capital Corp. (c)	1	10
Asta Funding Inc.	—	1
Astec Industries Inc.	1	31
Astronics Corp.	—	8
Atlas Air Worldwide Holdings Inc.	1	53
Avery Dennison Corp.	5	131
Avis Budget Group Inc.	5	78
AZZ Inc.	1	31
Babcock & Wilcox Co. (c)	5	118
Barnes Group Inc.	2	58
Barrett Business Services Inc.	—	8
BE Aerospace Inc.	3	114
Beacon Roofing Supply Inc.	2	53
Belden Inc.	2	71
Blount International Inc.	1	16
Boeing Co.	9	661
Brady Corp. (e)	2	61
Breeze-Eastern Corp. (c)	—	2
Briggs & Stratton Corp. (e)	2	40
Brink’s Co.	2	39
Builders FirstSource Inc. (c) (e)	4	18

See accompanying Notes to Financial Statements.

	Shares/Par (p)	Value
CAI International Inc. (c)	1	18
Carlisle Cos. Inc.	2	122
Cascade Corp.	1	24
Casella Waste Systems Inc. (c)	1	7
Caterpillar Inc.	8	705
CBIZ Inc. (c) (e)	2	14
CDI Corp.	1	15
Ceco Environmental Corp.	—	3
Celadon Group Inc.	1	16
Ceradyne Inc.	1	36
CH Robinson Worldwide Inc.	3	170
Chart Industries Inc. (c)	1	83
Cintas Corp.	3	131
CIRCOR International Inc.	1	27
CLARCOR Inc.	2	102
Clean Harbors Inc. (c)	2	130
CNH Global NV (c)	2	58
Coleman Cable Inc.	1	5
Colfax Corp. (c)	2	58
Columbus Mckinnon Corp. (c)	1	14
Comfort Systems USA Inc.	2	16
Con-Way Inc.	2	76
Consolidated Graphics Inc. (c)	—	12
Cooper Industries Plc	4	259
Copart Inc. (c)	3	71
Corporate Executive Board Co.	1	37
Corrections Corp. of America	5	153
Courier Corp.	1	7
Covanta Holding Corp.	7	111
Crane Co.	2	87
CSX Corp.	18	405
Cubic Corp.	1	48
Cummins Inc.	3	242
Curtiss-Wright Corp.	2	68
Danaher Corp.	8	406
Deere & Co.	5	380
Delta Air Lines Inc. (c)	16	172
Deluxe Corp.	2	50
DigitalGlobe Inc. (c)	2	32
Dolan Media Co. (c)	2	10
Dollar Thrifty Automotive Group Inc. (c)	1	97
Donaldson Co. Inc.	3	87
Douglas Dynamics Inc. (e)	1	14
Dover Corp.	6	343
Ducommun Inc. (c) (e)	1	5
Dun & Bradstreet Corp.	2	142
DXP Enterprises Inc. (c)	1	21
Dycom Industries Inc. (c)	2	30
Dynamic Materials Corp.	1	10
Eaton Corp.	6	235
Echo Global Logistics Inc. (c) (e)	1	15
EMCOR Group Inc.	3	89
Emerson Electric Co.	9	415
Encore Capital Group Inc. (c)	1	33
Encore Wire Corp.	1	32
EnergySolutions Inc. (c)	4	7
EnerNOC Inc. (c) (e)	1	9
EnerSys (c)	2	77
Ennis Inc.	1	18
EnPro Industries Inc. (c)	1	34
Equifax Inc.	3	140
ESCO Technologies Inc.	1	44
Esterline Technologies Corp. (c)	1	90
Exelis Inc.	8	78
Expeditors International Washington Inc.	4	140
Exponent Inc. (c) (e)	1	26
Fastenal Co.	3	137
Federal Signal Corp. (c)	3	16
FedEx Corp.	5	495
Flow International Corp. (c)	2	6
Flowserve Corp.	1	161
Fluor Corp.	4	207
Fortune Brands Home & Security Inc. (c)	1	27
Forward Air Corp.	1	35
Franklin Covey Co. (c)	1	8
Franklin Electric Co. Inc.	1	51
FreightCar America Inc.	1	11
FTI Consulting Inc. (c)	2	55
Furmanite Corp. (c) (e)	2	7
G&K Services Inc.	1	25
Gardner Denver Inc.	2	95
GATX Corp.	2	85
Genco Shipping & Trading Ltd. (c)	2	6
GenCorp Inc. (c)	—	—
Generac Holdings Inc.	3	60
General Cable Corp. (c)	2	60
General Dynamics Corp.	5	350
General Electric Co.	190	3,949
Genesee & Wyoming Inc. (c)	2	95
Geo Group Inc. (c)	3	66
GeoEye Inc. (c)	1	15
Gibraltar Industries Inc. (c)	1	15
Global Power Equipment Group Inc. (e)	1	15
Gorman-Rupp Co.	1	24
GP Strategies Corp. (c)	1	17
Graco Inc.	1	65
GrafTech International Ltd. (c)	7	67
Graham Corp.	—	6
Granite Construction Inc.	2	47
Great Lakes Dredge & Dock Corp.	3	19
Greenbrier Cos. Inc. (c)	1	19
Griffon Corp.	3	24
H&E Equipment Services Inc. (c)	2	25
Hardinge Inc.	—	1
Harsco Corp.	4	77
Hawaiian Holdings Inc. (c) (e)	2	14
Heartland Express Inc.	3	47
HEICO Corp.	1	28
HEICO Corp. - Class A (e)	1	42
Heidrick & Struggles International Inc.	1	14
Herman Miller Inc.	2	41
Hertz Global Holdings Inc. (c)	17	211
Hexcel Corp. (c)	4	106
Hill International Inc. (c)	2	6
HNI Corp.	2	41
Honeywell International Inc.	9	497
Houston Wire & Cable Co. (e)	1	7
HUB Group Inc. (c)	1	51
Hubbell Inc.	1	65
Hubbell Inc. - Class A	—	7
Hudson Global Inc. (c)	2	6
Huntington Ingalls Industries Inc. (c)	2	93
Hurco Cos. Inc. (c)	—	6
Huron Consulting Group Inc. (c)	1	25
ICF International Inc. (c)	1	21
IDEX Corp.	3	129
IHS Inc. (c)	1	108
II-VI Inc. (c)	2	38
Illinois Tool Works Inc.	5	286
Ingersoll-Rand Plc	11	447
InnerWorkings Inc. (c) (e)	2	26
Insperity Inc.	1	24

See accompanying Notes to Financial Statements.

	Shares/Par (p)	Value
Insteel Industries Inc. (e)	1	9
Interface Inc.	3	35
Interline Brands Inc. (c)	2	38
Intersections Inc.	1	11
Iron Mountain Inc.	3	102
ITT Corp.	4	70
Jacobs Engineering Group Inc. (c)	5	178
JB Hunt Transport Services Inc.	2	125
JetBlue Airways Corp. (c)	14	74
John Bean Technologies Corp.	1	15
Joy Global Inc.	2	96
Kaman Corp.	1	31
Kansas City Southern	3	174
KAR Auction Services Inc. (c)	5	77
Kaydon Corp.	2	32
KBR Inc.	6	136
Kelly Services Inc.	2	19
Kennametal Inc.	3	115
Kforce Inc. (c)	2	22
Kimball International Inc.	1	9
Kirby Corp. (c)	2	99
Knight Transportation Inc.	3	48
Knoll Inc. (e)	2	24
Korn/Ferry International (c)	2	30
Kratos Defense & Security Solutions Inc. (c)	1	8
L-3 Communications Holdings Inc.	4	281
Landstar System Inc.	1	57
Layne Christensen Co. (c)	1	19
LB Foster Co.	—	11
Lennox International Inc.	2	79
Lincoln Electric Holdings Inc.	3	140
Lindsay Corp.	1	32
LMI Aerospace Inc. (c)	1	9
Lockheed Martin Corp.	3	270
LSI Industries Inc.	1	7
Lydall Inc. (c)	1	11
Manitowoc Co. Inc. (e)	5	60
Manpower Inc.	4	144
Marten Transport Ltd.	1	21
Masco Corp.	7	94
MasTec Inc. (c)	4	60
McGrath RentCorp	1	29
Meritor Inc. (c)	4	18
Met-Pro Corp.	1	6
Metalico Inc. (c)	2	5
Michael Baker Corp.	—	10
Middleby Corp. (c)	1	70
Miller Industries Inc.	1	8
Mine Safety Appliances Co.	2	60
Mobile Mini Inc. (c)	2	30
Moog Inc. (c)	1	28
Moog Inc. - Class B (c)	—	8
MSC Industrial Direct Co.	1	46
Mueller Industries Inc.	2	64
Mueller Water Products Inc.	7	26
Multi-Color Corp.	1	16
MYR Group Inc. (c)	1	15
NACCO Industries Inc.	—	35
National Presto Industries Inc. (e)	—	21
Navigant Consulting Inc. (c)	2	30
Navistar International Corp.	3	74
NCI Building Systems Inc. (c)	1	8
Nielsen Holdings NV (c)	7	192
NL Industries Inc. (e)	1	11
NN Inc. (c)	—	3
Nordson Corp.	2	87
Norfolk Southern Corp.	6	395
Northrop Grumman Systems Corp.	4	268
Northwest Pipe Co. (c)	—	10
Old Dominion Freight Line Inc. (c)	2	91
On Assignment Inc. (c)	1	22
Orbital Sciences Corp. (c)	3	36
Orion Marine Group Inc. (c)	1	8
Oshkosh Corp. (c)	4	90
Owens Corning Inc. (c)	6	177
PACCAR Inc.	4	157
Pacer International Inc. (c)	1	7
Pall Corp.	2	104
Park-Ohio Holdings Corp. (c)	—	8
Parker Hannifin Corp.	2	138
Patrick Industries Inc. (c) (e)	—	1
Pentair Inc.	3	129
PGT Inc. (c)	—	—
Pike Electric Corp. (c)	2	12
Pitney Bowes Inc. (e)	5	73
PMFG Inc. (c) (e)	1	5
Polypore International Inc. (c) (e)	2	69
Portfolio Recovery Associates Inc. (c)	1	73
Powell Industries Inc. (c)	1	19
Precision Castparts Corp.	2	263
Preformed Line Products Co.	—	18
Primoris Services Corp.	2	22
Quad/Graphics Inc. (e)	2	22
Quality Distribution Inc. (c)	1	11
Quanex Building Products Corp.	2	29
Quanta Services Inc.	8	183
RailAmerica Inc. (c)	2	56
Raven Industries Inc.	—	28
Raytheon Co.	4	238
RBC Bearings Inc. (c)	1	38
Regal-Beloit Corp.	2	124
Republic Airways Holdings Inc. (c)	2	12
Republic Services Inc.	14	368
Resources Connection Inc.	2	25
Roadrunner Transportation Systems Inc. (c)	1	24
Robbins & Myers Inc.	2	92
Robert Half International Inc.	5	149
Rockwell Automation Inc.	3	165
Rockwell Collins Inc.	2	114
Rollins Inc.	3	67
Roper Industries Inc.	2	238
RR Donnelley & Sons Co. (e)	9	102
Rush Enterprises Inc. (c)	1	21
Ryder System Inc.	2	86
Saia Inc. (c)	1	15
Sauer-Danfoss Inc.	2	52
Schawk Inc.	1	14
SeaCube Container Leasing Ltd.	1	15
Shaw Group Inc. (c)	3	71
Simpson Manufacturing Co. Inc.	2	65
SkyWest Inc.	3	16
Snap-On Inc.	2	149
Southwest Airlines Co.	28	261
Spirit Aerosystems Holdings Inc. (c)	6	141
Spirit Airlines Inc. (c)	1	10
SPX Corp.	3	165
Standard Parking Corp. (c)	1	11
Standex International Corp.	—	17
Stanley Black & Decker Inc.	6	408
Steelcase Inc.	4	36
Stericycle Inc. (c)	1	128
Sterling Construction Co. Inc. (c) (e)	1	7

See accompanying Notes to Financial Statements.

	Shares/Par (p)	Value
Sun Hydraulics Corp.	1	22
Swift Transporation Co. (c)	3	30
Sykes Enterprises Inc. (c)	2	32
TAL International Group Inc.	2	50
Taser International Inc. (c)	2	12
Team Inc. (c)	1	22
Teledyne Technologies Inc. (c)	1	80
Tennant Co.	1	28
Terex Corp. (c)	5	95
Tetra Tech Inc. (c)	3	76
Textainer Group Holdings Ltd. (e)	2	66
Textron Inc.	7	174
Thermon Group Holdings Inc. (c) (e)	—	1
Timken Co.	3	124
Titan International Inc. (e)	2	38
Titan Machinery Inc. (c)	1	27
Toro Co.	1	51
Towers Watson & Co.	2	120
TransDigm Group Inc. (c)	1	134
TRC Cos. Inc. (c)	1	5
TriMas Corp. (c)	1	26
Trinity Industries Inc.	4	95
Triumph Group Inc.	2	135
TrueBlue Inc. (c)	2	23
Tutor Perini Corp. (c)	2	27
Twin Disc Inc. (e)	1	9
Tyco International Ltd.	8	412
U.S. Home Systems Inc.	—	1
Ultralife Corp. (c)	—	1
UniFirst Corp.	1	45
Union Pacific Corp.	9	1,026
United Continental Holdings Inc. (c)	9	214
United Parcel Service Inc.	8	654
United Rentals Inc. (c) (e)	2	71
United Stationers Inc.	2	54
United Technologies Corp.	10	755
Universal Forest Products Inc.	1	35
Universal Truckload Services Inc.	1	11
URS Corp.	4	133
US Airways Group Inc. (c) (e)	4	53
US Ecology Inc.	1	14
UTi Worldwide Inc.	5	75
Valmont Industries Inc.	1	145
Verisk Analytics Inc. (c)	3	150
Viad Corp. (e)	1	18
Vicor Corp.	1	10
Wabtec Corp.	2	156
Waste Connections Inc.	3	96
Waste Management Inc.	5	175
Watsco Inc.	1	89
Watts Water Technologies Inc.	2	50
Werner Enterprises Inc.	4	84
WESCO International Inc. (c)	2	123
Willis Lease Finance Corp. (c)	—	5
Woodward Governor Co.	3	114
WW Grainger Inc.	1	134
Xylem Inc.	5	116
		35,845
INFORMATION TECHNOLOGY - 17.5%
Accelrys Inc. (c)	2	19
Accenture Plc	8	484
ACI Worldwide Inc.	1	62
Activision Blizzard Inc.	9	111
Actuate Corp. (c)	4	26
Acxiom Corp.	4	56
Adobe Systems Inc. (c)	7	214
ADTRAN Inc.	3	88
Advanced Energy Industries Inc.	2	25
Advanced Micro Devices Inc.	12	69
Advent Software Inc.	1	35
Aeroflex Holding Corp.	3	18
Akamai Technologies Inc. (c)	4	143
Alliance Data Systems Corp.	1	121
Alpha & Omega Semiconductor Ltd. (c)	1	10
Altera Corp.	6	198
Amdocs Ltd. (c)	6	184
American Software Inc.	1	7
Amkor Technology Inc.	8	40
Amphenol Corp.	3	159
Anadigics Inc.	3	6
Analog Devices Inc.	5	203
Anaren Inc.	1	14
Ancestry.com Inc.	2	44
Anixter International Inc.	2	80
Ansys Inc. (c)	2	95
AOL Inc. (c)	5	132
Apple Inc. (c)	12	7,073
Applied Materials Inc.	22	249
Applied Micro Circuits Corp. (c) (e)	3	17
Ariba Inc. (c)	2	103
Arris Group Inc. (c)	5	75
Arrow Electronics Inc.	4	144
Aruba Networks Inc.	2	36
Aspen Technology Inc.	—	5
Atmel Corp.	17	117
ATMI Inc. (c)	2	31
AuthenTec Inc.	2	7
Autodesk Inc.	4	140
Automatic Data Processing Inc.	6	345
Avago Technologies Ltd.	4	147
Aviat Networks Inc. (c)	3	8
Avid Technology Inc. (c) (e)	2	13
Avnet Inc.	6	171
AVX Corp.	5	58
AXT Inc. (c)	1	6
Badger Meter Inc.	1	34
Bel Fuse Inc.	—	7
Benchmark Electronics Inc. (c)	3	36
Black Box Corp.	1	23
Blackbaud Inc.	1	26
Blucora Inc.	3	36
BMC Software Inc.	3	124
Booz Allen Hamilton Holding Corp. - Class A	5	75
Bottomline Technologies Inc. (c)	1	23
Brightpoint Inc. (c)	3	18
Broadcom Corp.	7	223
Broadridge Financial Solutions Inc.	5	106
Brocade Communications Systems Inc. (c)	22	110
Brooks Automation Inc.	3	29
CA Inc.	5	133
Cabot Microelectronics Corp.	1	29
CACI International Inc. (c)	1	66
Cadence Design Systems Inc. (c)	7	75
Calix Inc. (c) (e)	2	16
Cardtronics Inc. (c)	1	30
Cass Information Systems Inc.	—	12
Ceva Inc. (c) (e)	1	14
Checkpoint Systems Inc. (c)	2	17
Ciber Inc. (c)	3	15
Cirrus Logic Inc. (c)	2	72
Cisco Systems Inc.	68	1,159

See accompanying Notes to Financial Statements.

	Shares/Par (p)	Value
Citrix Systems Inc. (c)	3	210
Cognex Corp.	2	51
Cognizant Technology Solutions Corp. (c)	4	210
Coherent Inc. (c)	1	43
Cohu Inc.	1	10
Communications Systems Inc.	—	4
CommVault Systems Inc. (c)	1	50
Computer Sciences Corp.	6	137
Computer Task Group Inc. (c)	1	10
Compuware Corp. (c)	11	100
Concur Technologies Inc. (c) (e)	2	150
Constant Contact Inc. (c) (e)	1	14
Convergys Corp.	6	83
CoreLogic Inc. (c)	5	92
Corning Inc.	28	363
CoStar Group Inc. (c)	1	73
Cray Inc. (c)	1	17
Cree Inc. (c)	6	149
CSG Systems International Inc. (c)	2	28
CTS Corp.	2	14
Cymer Inc. (c)	1	83
Cypress Semiconductor Corp.	4	50
Daktronics Inc.	2	13
Datalink Corp. (c)	1	6
DealerTrack Holdings Inc. (c)	2	48
Dell Inc. (c)	19	243
Demand Media Inc. (c) (e)	4	46
Dice Holdings Inc. (c) (e)	3	23
Diebold Inc.	3	92
Digi International Inc. (c) (e)	1	12
Digimarc Corp.	—	5
Digital River Inc. (c)	2	27
Diodes Inc. (c)	2	38
Dolby Laboratories Inc. (c)	1	50
DSP Group Inc. (c)	1	6
DST Systems Inc.	2	94
DTS Inc. (c)	1	16
Earthlink Inc.	5	37
eBay Inc. (c)	15	620
Ebix Inc. (e)	1	26
Echelon Corp. (c)	2	7
EchoStar Corp. - Class A (c)	2	48
Electro Rent Corp.	1	18
Electro Scientific Industries Inc.	1	15
Electronic Arts Inc. (c)	8	100
Electronics for Imaging Inc. (c)	2	34
EMC Corp. (c)	27	685
Emcore Corp. (c) (e)	—	1
Emulex Corp. (c)	4	31
Entegris Inc. (c)	7	56
Entropic Communications Inc. (c) (e)	5	27
Envestnet Inc. (c)	1	14
EPIQ Systems Inc.	2	21
ePlus Inc. (c)	—	10
Equinix Inc. (c)	1	158
Euronet Worldwide Inc. (c)	2	41
Exar Corp. (c)	2	17
ExlService Holdings Inc. (c)	1	32
Extreme Networks (c)	4	13
F5 Networks Inc. (c)	1	129
Fabrinet (c)	2	19
FactSet Research Systems Inc.	1	84
Fair Isaac Corp.	1	55
Fairchild Semiconductor International Inc. (c)	6	85
FARO Technologies Inc. (c)	1	29
FEI Co.	2	72
Fidelity National Information Services Inc.	11	378
Finisar Corp. (c)	4	52
First Solar Inc. (c) (e)	5	68
Fiserv Inc. (c)	4	260
FleetCor Technologies Inc. (c)	3	120
FLIR Systems Inc.	6	115
FormFactor Inc. (c)	2	15
Forrester Research Inc. (e)	1	27
Fortinet Inc.	3	59
FSI International Inc. (c)	2	7
Gartner Inc. (c)	2	65
Genpact Ltd. (c)	9	143
Global Cash Access Holdings Inc. (c)	3	19
Global Payments Inc.	3	130
Globecomm Systems Inc. (c)	1	10
Google Inc. - Class A (c)	4	2,049
GSE Systems Inc. (c)	—	—
GSI Group Inc. (c)	2	17
GSI Technology Inc. (c) (e)	1	6
GT Advanced Technologies Inc. (c) (e)	5	25
Hackett Group Inc. (c)	2	11
Harmonic Inc. (c)	6	23
Harris Corp.	3	121
Heartland Payment Systems Inc.	1	42
Hewlett-Packard Co.	35	694
Higher One Holdings Inc. (c)	1	16
Hittite Microwave Corp. (c)	1	66
IAC/InterActiveCorp.	4	173
iGate Corp. (c)	1	24
Imation Corp. (c)	2	11
Immersion Corp. (c)	1	6
Infinera Corp. (c) (e)	4	27
Informatica Corp. (c)	2	80
Ingram Micro Inc. (c)	7	128
Inphi Corp. (c) (e)	1	13
Insight Enterprises Inc. (c)	2	34
Integrated Device Technology Inc. (c)	7	39
Integrated Silicon Solutions Inc. (c)	1	12
Intel Corp.	63	1,690
InterDigital Inc. (e)	2	47
Intermec Inc. (c)	3	17
Internap Network Services Corp. (c)	3	16
International Business Machines Corp.	14	2,692
International Rectifier Corp. (c)	3	64
Intersil Corp.	6	65
Intevac Inc. (c)	1	8
IntraLinks Holdings Inc. (c)	3	11
Intuit Inc.	3	184
IPG Photonics Corp. (c) (e)	2	77
Itron Inc. (c)	2	74
Ixia (c)	3	33
IXYS Corp. (c)	2	17
j2 Global Inc. (e)	2	48
Jabil Circuit Inc.	5	104
Jack Henry & Associates Inc.	3	117
JDA Software Group Inc. (c)	2	59
JDS Uniphase Corp. (c)	9	102
Juniper Networks Inc. (c)	19	310
Kemet Corp. (c)	2	13
Key Tronic Corp. (c)	—	3
Keynote Systems Inc.	1	12
KIT Digital Inc. (c) (e)	2	9
KLA-Tencor Corp.	5	222
Kopin Corp. (c)	3	11
Kulicke & Soffa Industries Inc. (c)	4	31
KVH Industries Inc. (c)	1	7

See accompanying Notes to Financial Statements.

	Shares/Par (p)	Value
Lam Research Corp. (c)	4	132
Lattice Semiconductor Corp. (c)	6	21
LeCroy Corp. (c)	1	7
Lender Processing Services Inc.	3	83
Lexmark International Inc.	4	101
Limelight Networks Inc. (c)	5	15
Linear Technology Corp.	4	128
LinkedIn Corp. (c)	1	74
Lionbridge Technologies Inc. (c)	2	7
Liquidity Services Inc. (c)	1	36
Littelfuse Inc.	1	46
LoJack Corp. (c)	1	2
Loral Space & Communications Inc.	1	54
LSI Corp. (c)	14	87
LTX-Credence Corp. (c)	2	15
Magnachip Semiconductor Corp. (c)	1	13
Manhattan Associates Inc. (c)	—	18
Mantech International Corp.	1	26
Market Leader Inc. (c)	1	3
Marvell Technology Group Ltd.	22	246
MasterCard Inc.	2	645
Mattersight Corp. (c)	—	—
Mattson Technology Inc. (c)	2	4
Maxim Integrated Products Inc.	5	131
MAXIMUS Inc.	1	62
Measurement Specialties Inc. (c)	1	20
MEMC Electronic Materials Inc. (c) (e)	4	9
Mentor Graphics Corp. (c)	4	66
Mercury Computer Systems Inc. (c)	1	18
Mesa Laboratories Inc. (e)	—	5
Methode Electronics Inc.	2	14
Micrel Inc. (e)	2	21
Microchip Technology Inc. (e)	5	169
Micron Technology Inc. (c)	37	236
Micros Systems Inc. (c)	1	67
Microsemi Corp. (c)	3	63
Microsoft Corp.	96	2,923
Mindspeed Technologies Inc. (c) (e)	1	3
MKS Instruments Inc.	2	69
MOCON Inc.	—	2
Molex Inc. (e)	4	84
Molex Inc. - Class A	3	57
MoneyGram International Inc. (c)	2	28
Monolithic Power Systems Inc. (c)	1	26
Monotype Imaging Holdings Inc. (c)	1	22
Monster Worldwide Inc. (c)	6	50
Motorola Solutions Inc.	3	159
Move Inc. (c)	2	14
MTS Systems Corp.	1	23
Multi-Fineline Electronix Inc. (c)	1	27
Nanometrics Inc. (c)	1	12
National Instruments Corp.	5	126
NCR Corp.	6	145
NetApp Inc. (c)	4	140
NetGear Inc. (c)	1	48
Netlist Inc. (c)	—	—
NetScout Systems Inc. (c)	2	32
NetSuite Inc. (c)	1	71
NeuStar Inc. (c)	3	90
Newport Corp. (c)	2	22
NIC Inc.	2	19
Nuance Communications Inc. (c)	8	179
Nvidia Corp. (c)	15	211
Oclaro Inc. (c) (e)	3	8
Omnivision Technologies Inc. (c)	2	31
ON Semiconductor Corp. (c)	18	124
Online Resources Corp. (c)	—	1
OpenTable Inc. (c) (e)	1	22
Oplink Communications Inc. (c)	1	12
OPNET Technologies Inc.	1	21
Oracle Corp.	50	1,488
OSI Systems Inc. (c)	1	63
Parametric Technology Corp. (c)	5	105
Park Electrochemical Corp.	1	23
Paychex Inc.	6	198
PC Mall Inc. (c)	—	—
Perficient Inc. (c)	1	16
Pericom Semiconductor Corp. (c)	1	10
Photronics Inc. (c)	3	17
Plantronics Inc.	2	53
Plexus Corp. (c) (e)	2	45
PLX Technology Inc. (c)	2	11
PMC - Sierra Inc. (c)	11	69
Polycom Inc. (c)	9	89
Power Integrations Inc.	1	45
Power-One Inc. (c) (e)	6	26
PRG-Schultz International Inc. (c)	1	7
Progress Software Corp. (c)	2	50
QLIK Technologies Inc. (c)	2	46
QLogic Corp. (c)	4	52
QUALCOMM Inc.	22	1,199
QuinStreet Inc. (c) (e)	2	20
Rackspace Hosting Inc. (c)	2	105
Radisys Corp. (c)	1	9
Rambus Inc. (c) (e)	5	28
RealD Inc. (c) (e)	2	30
RealNetworks Inc.	2	14
Red Hat Inc. (c)	4	209
Responsys Inc. (c)	2	23
RF Micro Devices Inc. (c)	13	53
Richardson Electronics Ltd.	1	7
Riverbed Technology Inc. (c)	6	97
Rofin-Sinar Technologies Inc. (c)	1	25
Rogers Corp. (c)	1	28
Rosetta Stone Inc. (c) (e)	1	12
Rovi Corp. (c)	5	102
Rubicon Technology Inc. (c) (e)	1	10
Rudolph Technologies Inc. (c)	2	13
SAIC Inc.	13	155
Salesforce.com Inc. (c)	2	249
SanDisk Corp. (c)	9	314
Sanmina-SCI Corp. (c)	5	38
Sapient Corp.	5	54
ScanSource Inc. (c)	1	40
SeaChange International Inc. (c)	2	12
Seagate Technology	8	195
Semtech Corp. (c)	3	63
ShoreTel Inc. (c)	2	9
Sigma Designs Inc. (c)	2	10
Silicon Graphics International Corp. (c) (e)	1	7
Silicon Image Inc. (c)	3	12
Silicon Laboratories Inc. (c)	2	72
Skyworks Solutions Inc. (c)	4	115
SolarWinds Inc. (c)	2	74
Solera Holdings Inc.	3	109
Sonus Networks Inc. (c)	13	28
Spansion Inc. (c)	3	30
SS&C Technologies Holdings Inc. (c)	4	92
Stamps.com Inc. (c)	1	17
Standard Microsystems Corp. (c)	1	37
STEC Inc. (c) (e)	2	16
STR Holdings Inc. (c) (e)	2	8

See accompanying Notes to Financial Statements.

	Shares/Par (p)	Value
SunPower Corp. (c) (e)	6	27
Super Micro Computer Inc. (c)	2	25
Supertex Inc. (c)	1	9
support.com Inc. (c)	2	6
Sycamore Networks Inc. (c)	1	19
Symantec Corp. (c)	16	231
Symmetricom Inc. (c)	2	11
Synaptics Inc. (c) (e)	1	34
SYNNEX Corp. (c)	2	59
Synopsys Inc. (c)	4	112
Syntel Inc.	1	49
Take-Two Interactive Software Inc. (c)	4	41
TE Connectivity Ltd.	7	238
Tech Data Corp. (c)	2	92
TechTarget Inc. (c)	1	6
TeleNav Inc. (c)	2	12
TeleTech Holdings Inc. (c)	3	42
Tellabs Inc.	17	57
Telular Corp.	1	6
Teradata Corp. (c)	3	218
Teradyne Inc. (c)	9	126
Tessco Technologies Inc.	—	4
Tessera Technologies Inc.	2	37
Texas Instruments Inc.	15	430
TIBCO Software Inc. (c)	3	93
TiVo Inc. (c)	5	39
TNS Inc. (c)	1	16
Total System Services Inc.	3	74
Trimble Navigation Ltd. (c)	2	101
TriQuint Semiconductor Inc. (c)	8	43
TTM Technologies Inc. (c)	4	37
Tyler Technologies Inc. (c)	1	28
Ultimate Software Group Inc. (c)	1	51
Ultra Clean Holdings Inc. (c)	1	8
Ultratech Inc. (c)	1	28
Unisys Corp. (c) (e)	1	27
United Online Inc.	4	18
ValueClick Inc. (c)	3	49
Veeco Instruments Inc. (c) (e)	2	62
VeriFone Holdings Inc. (c)	2	63
Verint Systems Inc. (c)	1	27
VeriSign Inc.	3	126
ViaSat Inc. (c)	2	68
Viasystems Group Inc. (c)	1	12
Virtusa Corp. (c)	1	16
Visa Inc.	7	804
Vishay Intertechnology Inc. (c)	7	66
Vishay Precision Group Inc. (c)	1	7
VistaPrint NV (c) (e)	1	26
VMware Inc. (c)	1	109
Volterra Semiconductor Corp. (c) (e)	1	23
Web.com Group Inc. (c)	—	6
WebMD Health Corp. (c)	3	55
Websense Inc. (c)	1	15
Westell Technologies Inc. (c)	2	6
Western Digital Corp. (c)	10	295
Western Union Co.	11	180
Wright Express Corp. (c)	2	111
Xerox Corp.	50	390
Xilinx Inc.	5	152
XO Group Inc. (c)	1	11
Xyratex Ltd.	1	16
Yahoo! Inc. (c)	20	310
Zebra Technologies Corp. (c)	2	70
Zixit Corp. (c) (e)	2	6
Zygo Corp. (c)	1	11
		49,312
MATERIALS - 4.8%
A. Schulman Inc.	1	28
AEP Industries Inc.	—	9
Air Products & Chemicals Inc.	3	226
Airgas Inc.	2	168
AK Steel Holding Corp.	4	26
Albemarle Corp.	2	95
Alcoa Inc.	39	340
Allegheny Technologies Inc.	4	118
Allied Nevada Gold Corp.	3	96
AM Castle & Co. (c) (e)	1	11
AMCOL International Corp.	1	31
American Vanguard Corp.	1	33
AptarGroup Inc.	3	138
Ashland Inc.	3	222
Balchem Corp.	1	36
Ball Corp.	3	117
Bemis Co. Inc.	5	160
Boise Inc.	5	30
Buckeye Technologies Inc.	2	43
Cabot Corp.	3	123
Calgon Carbon Corp. (c) (e)	3	38
Carpenter Technology Corp.	2	91
Celanese Corp.	3	90
Century Aluminum Co. (c) (e)	4	28
CF Industries Holdings Inc.	2	349
Chemtura Corp. (c)	5	65
Clearwater Paper Corp. (c)	1	34
Cliffs Natural Resources Inc.	5	251
Coeur d’Alene Mines Corp. (c)	4	74
Commercial Metals Co.	5	68
Compass Minerals International Inc.	1	92
Crown Holdings Inc. (c)	3	93
Cytec Industries Inc.	2	135
Deltic Timber Corp.	—	24
Domtar Corp.	2	138
Dow Chemical Co.	15	467
E.I. du Pont de Nemours & Co.	12	592
Eagle Materials Inc.	2	67
Eastman Chemical Co.	2	121
Ecolab Inc.	4	254
Ferro Corp. (c)	4	20
Flotek Industries Inc. (c) (e)	1	12
FMC Corp.	3	139
Freeport-McMoRan Copper & Gold Inc.	16	559
FutureFuel Corp. (e)	2	20
General Moly Inc. (c) (e)	4	13
Georgia Gulf Corp.	1	27
Globe Specialty Metals Inc.	4	50
Golden Minerals Co. (c) (e)	2	7
Graphic Packaging Holding Co. (c)	15	81
Greif Inc. - Class B (e)	1	27
Grief Inc.	1	53
Hawkins Inc. (e)	—	11
Haynes International Inc.	—	20
HB Fuller Co.	2	58
Hecla Mining Co. (e)	14	65
Horsehead Holding Corp. (c)	2	19
Huntsman Corp.	12	158
Innophos Holdings Inc.	1	45
Innospec Inc. (c)	1	30
International Flavors & Fragrances Inc.	1	71
International Paper Co.	8	217

See accompanying Notes to Financial Statements.

	Shares/Par (p)	Value
Intrepid Potash Inc. (c)	3	61
Kaiser Aluminum Corp. (e)	1	47
KapStone Paper and Packaging Corp. (c)	2	35
KMG Chemicals Inc.	1	10
Koppers Holdings Inc.	—	14
Kraton Performance Polymers Inc. (c)	2	33
Kronos Worldwide Inc. (e)	2	30
Landec Corp. (c)	1	10
Louisiana-Pacific Corp. (c)	6	69
LSB Industries Inc. (c)	1	25
LyondellBasell Industries NV	5	190
Martin Marietta Materials Inc. (e)	2	134
Materion Corp.	1	21
McEwen Mining Inc. (c)	6	18
MeadWestvaco Corp.	6	181
Mercer International Inc. (c) (e)	3	15
Metals USA Holdings Corp. (c)	2	27
Minerals Technologies Inc.	1	51
Molycorp Inc. (c) (e)	3	73
Monsanto Co.	6	530
Mosaic Co.	5	280
Myers Industries Inc.	1	21
Neenah Paper Inc.	1	13
NewMarket Corp.	—	106
Newmont Mining Corp.	8	398
Noranda Aluminium Holding Corp.	3	25
Nucor Corp.	12	440
Olin Corp.	4	79
Olympic Steel Inc.	1	8
OM Group Inc. (c)	2	28
Omnova Solutions Inc. (c)	2	12
Owens-Illinois Inc. (c)	7	131
Packaging Corp. of America	4	109
Penford Corp. (c)	—	2
PolyOne Corp.	4	57
PPG Industries Inc.	2	191
Praxair Inc.	3	370
Quaker Chemical Corp.	—	18
Reliance Steel & Aluminum Co.	4	188
Resolute Forest Products (c) (e)	5	53
Rock-Tenn Co.	3	147
Rockwood Holdings Inc.	3	129
Royal Gold Inc.	1	110
RPM International Inc.	5	141
RTI International Metals Inc. (c)	1	29
Schnitzer Steel Industries Inc. - Class A	1	31
Schweitzer-Mauduit International Inc.	1	41
Scotts Miracle-Gro Co.	2	95
Sealed Air Corp.	9	144
Sensient Technologies Corp.	2	84
Sherwin-Williams Co.	2	251
Sigma-Aldrich Corp.	2	148
Silgan Holdings Inc.	3	119
Sonoco Products Co.	4	121
Southern Copper Corp.	2	63
Spartech Corp. (c)	1	7
Steel Dynamics Inc.	11	128
Stepan Co.	—	38
Stillwater Mining Co. (c)	6	47
Texas Industries Inc. (e)	1	51
Titanium Metals Corp.	8	93
United States Steel Corp. (e)	6	128
Universal Stainless & Alloy Products Inc. (c)	—	12
Valspar Corp.	2	89
Vulcan Materials Co.	—	16
Walter Industries Inc.	3	124
Wausau Paper Corp.	2	21
Westlake Chemical Corp. (e)	2	125
Worthington Industries Inc.	3	70
WR Grace & Co. (c)	2	76
Zep Inc.	1	14
Zoltek Cos. Inc. (c) (e)	2	14
		13,632
TELECOMMUNICATION SERVICES - 2.8%
AT&T Inc.	102	3,655
Atlantic Tele-Network Inc.	1	24
Boingo Wireless Inc. (c)	—	—
Cbeyond Inc. (c)	1	9
CenturyLink Inc.	12	457
Cincinnati Bell Inc. (c) (e)	8	28
Cogent Communications Group Inc. (c)	—	2
Consolidated Communications Holdings Inc. (e)	1	16
Crown Castle International Corp. (c)	4	235
Frontier Communications Corp. (e)	37	143
General Communication Inc. (c)	2	15
Hawaiian Telcom Holdco Inc. (c) (e)	—	8
IDT Corp.	1	8
Iridium Communications Inc. (c) (e)	4	32
Level 3 Communications Inc. (c)	4	86
MetroPCS Communications Inc. (c)	18	108
Neutral Tandem Inc. (c)	2	20
NII Holdings Inc. (c)	9	89
NTELOS Holdings Corp.	—	6
ORBCOMM Inc. (c) (e)	2	7
Premiere Global Services Inc. (c)	2	19
Primus Telecommunications Group Inc.	1	9
SBA Communications Corp. (c)	2	137
Shenandoah Telecommunications Co.	1	14
Sprint Nextel Corp. (c)	111	361
Telephone & Data Systems Inc.	5	100
tw telecom inc. (c)	6	157
US Cellular Corp. (c)	1	50
USA Mobility Inc.	1	13
Verizon Communications Inc.	44	1,938
Vonage Holdings Corp. (c)	10	21
Windstream Corp. (e)	22	210
		7,977
UTILITIES - 3.5%
AES Corp. (c)	15	190
AGL Resources Inc.	2	82
Allete Inc.	2	67
Alliant Energy Corp.	2	88
Ameren Corp.	5	158
American Electric Power Co. Inc.	6	247
American States Water Co.	1	44
American Water Works Co. Inc.	3	110
Aqua America Inc.	5	132
Atmos Energy Corp.	4	126
Avista Corp.	2	64
Black Hills Corp.	2	58
California Water Service Group	2	31
Calpine Corp. (c)	12	203
CenterPoint Energy Inc.	8	165
Chesapeake Utilities Corp.	—	13
Cleco Corp.	2	99
CMS Energy Corp.	5	116
Connecticut Water Services Inc.	—	9
Consolidated Edison Inc.	4	236
Delta Natural Gas Co. Inc. (e)	—	2

See accompanying Notes to Financial Statements.

	Shares/Par (p)	Value
Dominion Resources Inc.	7	367
DTE Energy Co.	3	166
Duke Energy Corp.	16	371
Edison International	4	180
El Paso Electric Co.	2	50
Empire District Electric Co. (e)	2	34
Entergy Corp.	3	197
Exelon Corp.	10	384
FirstEnergy Corp.	5	266
Gas Natural Inc.	—	1
Genie Energy Ltd. - Class B	1	8
Great Plains Energy Inc.	6	128
Hawaiian Electric Industries Inc.	4	106
IDACORP Inc.	2	88
Integrys Energy Group Inc.	1	74
ITC Holdings Corp.	2	145
Laclede Group Inc.	1	40
MDU Resources Group Inc.	3	71
MGE Energy Inc.	1	38
Middlesex Water Co.	1	10
National Fuel Gas Co.	3	141
New Jersey Resources Corp. (e)	2	67
NextEra Energy Inc.	5	351
NiSource Inc.	5	125
Northeast Utilities	4	140
Northwest Natural Gas Co.	1	48
NorthWestern Corp.	2	55
NRG Energy Inc. (c)	11	182
NV Energy Inc.	4	74
OGE Energy Corp.	2	93
Oneok Inc.	5	228
Ormat Technologies Inc. (e)	2	43
Otter Tail Corp. (e)	2	34
Pepco Holdings Inc. (e)	4	78
PG&E Corp.	5	238
Piedmont Natural Gas Co. Inc. (e)	3	87
Pinnacle West Capital Corp.	2	109
PNM Resources Inc.	3	63
Portland General Electric Co.	3	80
PPL Corp.	7	197
Public Service Enterprise Group Inc.	6	205
Questar Corp.	7	150
SCANA Corp.	2	110
Sempra Energy	3	200
SJW Corp.	1	17
South Jersey Industries Inc.	1	56
Southern Co.	10	477
Southwest Gas Corp.	2	82
TECO Energy Inc.	4	75
UGI Corp.	5	159
UIL Holdings Corp.	2	75
Unitil Corp.	—	11
UNS Energy Corp.	2	69
Vectren Corp.	3	100
Westar Energy Inc.	5	147
WGL Holdings Inc.	2	91
Wisconsin Energy Corp.	4	162
Xcel Energy Inc.	6	168
York Water Co. (e)	—	7
		9,758

Total Common Stocks (cost $285,669)		280,562

SHORT TERM INVESTMENTS - 5.2%
Investment Company - 0.9%
JNL Money Market Fund, 0.09% (a) (h)	2,404	2,404

Securities Lending Collateral - 4.3%
Securities Lending Cash Collateral Fund LLC, 0.34% (a) (h)	12,161	12,161

Total Short Term Investments (cost $14,565)		14,565

Total Investments - 104.8% (cost $300,234)		295,127
Other Assets and Liabilities, Net - (4.8%)		(13,530)
Total Net Assets - 100.0%		$281,597

JNL/Eagle SmallCap Equity Fund

Sector Weightings:	Percentage of Total Investments
Information Technology	20.7%
Health Care	20.3
Consumer Discretionary	15.1
Industrials	14.2
Energy	7.0
Financials	6.2
Materials	6.0
Consumer Staples	1.4
Short Term Investments	9.1
Total Investments	100.0%

COMMON STOCKS - 98.4%
CONSUMER DISCRETIONARY - 16.4%
Bally Technologies Inc. (c)	347	$16,182
BJ’s Restaurants Inc. (c)	238	9,052
Chico’s FAS Inc.	479	7,110
Francesca’s Holdings Corp. (c) (e)	218	5,885
Genesco Inc. (c)	497	29,911
Orient-Express Hotels Ltd. - Class A (c)	662	5,541
Pinnacle Entertainment Inc. (c)	643	6,188
Sally Beauty Holdings Inc. (c)	201	5,169
Shuffle Master Inc. (c)	1,311	18,087
Sotheby’s - Class A	191	6,383
Steven Madden Ltd. (c)	318	10,102
Universal Electronics Inc. (c)	467	6,146
Vitamin Shoppe Inc. (c)	410	22,494
		148,250
CONSUMER STAPLES - 1.5%
The Fresh Market Inc. (c) (e)	258	13,813

ENERGY - 7.5%
Dril-Quip Inc. (c)	120	7,883
Gulfport Energy Corp. (c)	217	4,480
Lufkin Industries Inc.	358	19,436
McDermott International Inc. (c)	416	4,630
Oasis Petroleum Inc. (c) (e)	526	12,730
Ocean Rig UDW Inc. (c)	288	3,897
OYO Geospace Corp. (c)	167	15,055
		68,111
FINANCIALS - 6.7%
Cash America International Inc.	277	12,186
Citizens Republic BanCorp. Inc. (c)	469	8,028
Duff & Phelps Corp. - Class A	419	6,073
EZCORP Inc. (c)	183	4,288
KKR Financial Holdings LLC (e)	466	3,971
Redwood Trust Inc. (e)	312	3,890
Two Harbors Investment Corp.	531	5,506
UMB Financial Corp. (e)	120	6,135

See accompanying Notes to Financial Statements.

	Shares/Par (p)	Value
Validus Holdings Ltd.	320	10,248
		60,325
HEALTH CARE - 22.0%
Air Methods Corp. (c)	114	11,154
Allscripts-Misys Healthcare Solutions Inc. (c)	509	5,564
ArthroCare Corp. (c)	429	12,560
BioMarin Pharmaceutical Inc. (c)	139	5,489
Bruker Corp. (c)	666	8,871
Catalyst Health Solutions Inc. (c)	208	19,458
Centene Corp. (c)	338	10,200
Cepheid Inc. (c)	292	13,057
Cooper Cos. Inc.	132	10,555
Halozyme Therapeutics Inc. (c)	591	5,237
MedAssets Inc. (c)	595	8,008
Onyx Pharmaceuticals Inc. (c)	153	10,198
Parexel International Corp. (c)	324	9,136
Quality Systems Inc.	351	9,664
Salix Pharmaceuticals Ltd. (c)	265	14,408
Seattle Genetics Inc. (c) (e)	237	6,026
Sirona Dental Systems Inc. (c)	267	11,997
Theravance Inc. (c) (e)	328	7,284
Thoratec Corp. (c)	236	7,940
United Therapeutics Corp. (c)	248	12,252
		199,058
INDUSTRIALS - 15.4%
Acacia Research Corp. (c)	241	8,972
Atlas Air Worldwide Holdings Inc. (c)	151	6,563
Colfax Corp. (c)	191	5,271
Geo Group Inc. (c)	573	13,009
Hexcel Corp. (c)	355	9,165
JetBlue Airways Corp. (c)	1,603	8,495
Landstar System Inc.	171	8,852
Lennox International Inc.	122	5,671
Meritor Inc. (c)	870	4,542
Northwest Pipe Co. (c)	274	6,657
Quality Distribution Inc. (c)	447	4,955
Regal-Beloit Corp.	194	12,105
Terex Corp. (c)	449	8,009
Triumph Group Inc.	244	13,705
Twin Disc Inc. (e)	151	2,787
WABCO Holdings Inc. (c)	168	8,895
Waste Connections Inc.	378	11,321
		138,974
INFORMATION TECHNOLOGY - 22.4%
Ansys Inc. (c)	135	8,525
Cavium Inc. (c) (e)	332	9,306
Coherent Inc. (c)	265	11,491
Compuware Corp. (c)	1,227	11,401
Cymer Inc. (c)	159	9,372
DTS Inc. (c)	325	8,488
EZchip Semiconductor Ltd. (c) (e)	220	8,823
Fortinet Inc. (c)	620	14,389
Informatica Corp. (c)	205	8,665
InvenSense Inc. (c) (e)	281	3,179
IPG Photonics Corp. (c) (e)	212	9,238
Monster Worldwide Inc. (c) (e)	2,044	17,371
Nice Systems Ltd. - ADR (c)	451	16,505
OPNET Technologies Inc.	333	8,842
QLIK Technologies Inc. (c)	402	8,902
Riverbed Technology Inc. (c)	447	7,215
Sapient Corp.	664	6,690
Teradyne Inc. (c)	551	7,747
TIBCO Software Inc. (c)	326	9,766
Universal Display Corp. (c) (e)	243	8,739
Veeco Instruments Inc. (c) (e)	228	7,830
		202,484
MATERIALS - 6.5%
Georgia Gulf Corp.	170	4,373
Huntsman Corp.	938	12,140
Intrepid Potash Inc. (c)	236	5,361
Quaker Chemical Corp.	207	9,568
RTI International Metals Inc. (c)	484	10,945
Texas Industries Inc. (e)	230	8,964
Titanium Metals Corp. (e)	655	7,403
		58,754

Total Common Stocks (cost $840,250)		889,769

SHORT TERM INVESTMENTS - 9.9%
Investment Company - 2.2%
JNL Money Market Fund, 0.09% (a) (h)	19,717	19,717

Securities Lending Collateral - 7.7%
Securities Lending Cash Collateral Fund LLC, 0.34% (a) (h)	69,295	69,295
Securities Lending Liquidating Fund LLC, 0.38% (a) (h)	370	361
		69,656

Total Short Term Investments (cost $89,382)		89,373

Total Investments - 108.3% (cost $929,632)		979,142
Other Assets and Liabilities, Net - (8.3%)		(75,223)
Total Net Assets - 100.0%		$903,919

JNL/Franklin Templeton Global Growth Fund

Sector Weightings:	Percentage of Total Investments
Financials	19.0%
Health Care	14.6
Consumer Discretionary	13.0
Information Technology	12.2
Industrials	11.4
Energy	9.6
Telecommunication Services	8.0
Materials	2.8
Consumer Staples	2.1
Short Term Investments	7.3
Total Investments	100.0%

COMMON STOCKS - 95.7%
CONSUMER DISCRETIONARY - 13.5%
Comcast Corp. - Class A	13	$402
Comcast Corp. - Special Class A	418	13,125
Compagnie Generale des Etablissements Michelin	88	5,741
Home Depot Inc.	62	3,311
Kingfisher Plc	1,185	5,345
Marks & Spencer Group Plc	242	1,235
Mazda Motor Corp. (c)	1,229	1,674
News Corp. - Class A	290	6,459
Nissan Motor Co. Ltd.	441	4,189
Persimmon Plc	175	1,679
Reed Elsevier NV	180	2,055
Target Corp.	46	2,695

See accompanying Notes to Financial Statements.

	Shares/Par (p)	Value
Time Warner Cable Inc.	76	6,268
Time Warner Inc.	140	5,385
Toyota Motor Corp.	148	5,986
Viacom Inc. - Class B	113	5,312
Walt Disney Co.	91	4,420
		75,281
CONSUMER STAPLES - 2.2%
CVS Caremark Corp.	152	7,112
Tesco Plc	1,075	5,225
		12,337
ENERGY - 9.9%
Baker Hughes Inc.	165	6,796
BP Plc	857	5,725
Chesapeake Energy Corp. (e)	204	3,802
Chevron Corp.	51	5,336
ENI SpA	211	4,491
Gazprom OAO - ADR (e)	386	3,662
Halliburton Co.	147	4,185
Noble Corp.	100	3,251
Petroleo Brasileiro SA - ADR	61	1,101
Royal Dutch Shell Plc	3	97
Royal Dutch Shell Plc - Class B	201	7,012
SBM Offshore NV (c)	76	1,047
Talisman Energy Inc.	339	3,887
Total SA (e)	116	5,240
		55,632
FINANCIALS - 19.6%
ACE Ltd.	50	3,716
American Express Co.	101	5,877
Aviva Plc	1,176	5,034
AXA SA	435	5,810
Bank of America Corp.	205	1,675
Bank of New York Mellon Corp.	68	1,496
BNP Paribas	167	6,457
Cheung Kong Holdings Ltd.	223	2,753
Citigroup Inc.	257	7,042
Credit Agricole SA (c)	724	3,193
Credit Suisse Group AG	263	4,810
DBS Group Holdings Ltd.	322	3,557
HSBC Holdings Plc (e)	548	4,849
ICICI Bank Ltd. - ADR	66	2,154
ING Groep NV (c)	1,055	7,074
Intesa Sanpaolo SpA (e)	3,247	4,622
JPMorgan Chase & Co.	98	3,486
KB Financial Group Inc. - ADR (e)	94	3,071
Lloyds Banking Group Plc	3,214	1,570
Morgan Stanley	399	5,817
Muenchener Rueckversicherungs AG	31	4,429
Nomura Holdings Inc.	584	2,183
RenaissanceRe Holdings Ltd.	8	581
Swire Pacific Ltd.	115	1,332
Swire Properties Ltd. (e)	80	241
Swiss Re Ltd. (c)	102	6,444
UBS AG (c)	348	4,072
UniCredit SpA (c)	1,596	6,052
		109,397
HEALTH CARE - 15.0%
Abbott Laboratories	54	3,474
Amgen Inc.	167	12,163
GlaxoSmithKline Plc	371	8,433
Lonza Group AG	25	1,058
Medtronic Inc.	212	8,217
Merck & Co. Inc.	200	8,348
Merck KGaA	56	5,630
Novartis AG	52	2,915
Pfizer Inc.	486	11,188
Quest Diagnostics Inc.	65	3,897
Roche Holding AG	48	8,312
Sanofi-Aventis SA	139	10,517
		84,152
INDUSTRIALS - 11.8%
Adecco SA	23	1,013
Alstom SA (e)	188	5,960
BAE Systems Plc	382	1,733
Carillion Plc	127	550
Citic Pacific Ltd. (e)	250	381
Deutsche Lufthansa AG	518	5,993
Deutsche Post AG	119	2,105
FedEx Corp.	49	4,470
General Electric Co.	223	4,639
Hays Plc	629	726
International Consolidated Airlines Group SA (c)	2,990	7,484
ITOCHU Corp.	133	1,393
Koninklijke Philips Electronics NV	334	6,585
Navistar International Corp. (c)	186	5,268
Randstad Holding NV	173	5,111
Rentokil Initial Plc	1,738	2,004
Siemens AG	48	4,062
United Parcel Service Inc. - Class B	79	6,243
		65,720
INFORMATION TECHNOLOGY - 12.6%
Accenture Plc - Class A	48	2,862
Brocade Communications Systems Inc. (c)	449	2,212
Cisco Systems Inc.	498	8,557
Dell Inc. (c)	193	2,420
Flextronics International Ltd. (c)	258	1,600
Hewlett-Packard Co.	170	3,423
Konica Minolta Holdings Inc.	154	1,213
Microsoft Corp.	359	10,981
Nintendo Co. Ltd.	24	2,838
Oracle Corp.	147	4,361
Samsung Electronics Co. Ltd. - GDR (q)	2	1,214
Samsung Electronics Co. Ltd. - GDR	17	9,185
SAP AG	92	5,434
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	413	5,763
TE Connectivity Ltd.	95	3,039
Telefonaktiebolaget LM Ericsson - Class B	560	5,126
		70,228
MATERIALS - 2.9%
Akzo Nobel NV	108	5,062
CRH Plc	451	8,643
POSCO - ADR	14	1,119
Vale SA - ADR	59	1,146
		15,970
TELECOMMUNICATION SERVICES - 8.2%
China Mobile Ltd.	293	3,211
China Telecom Corp. Ltd. - ADR (e)	34	1,498
France Telecom SA	262	3,448
Singapore Telecommunications Ltd.	2,869	7,513
Sprint Nextel Corp. (c)	1,744	5,684
Telefonica SA	163	2,142
Telekom Austria AG	160	1,574
Turkcell Iletisim Hizmet A/S - ADR (c)	432	5,417
Vivendi SA	224	4,166

See accompanying Notes to Financial Statements.

	Shares/Par (p)	Value
Vodafone Group Plc	4,069	11,437
		46,090

Total Common Stocks (cost $599,415)		534,807

SHORT TERM INVESTMENTS - 7.5%
Investment Company - 4.1%
JNL Money Market Fund, 0.09% (a) (h)	23,117	23,117

Securities Lending Collateral - 3.4%
Securities Lending Cash Collateral Fund LLC, 0.34% (a) (h)	18,775	18,775
Securities Lending Liquidating Fund LLC, 0.38% (a) (h)	85	82
		18,857

Total Short Term Investments (cost $41,976)		41,974

Total Investments - 103.2% (cost $641,391)		576,781
Other Assets and Liabilities, Net - (3.2%)		(17,738)
Total Net Assets - 100.0%		$559,043

JNL/Franklin Templeton Global Multisector Bond Fund

Sector Weightings:	Percentage of Total Investments
Government Securities	64.8%
Consumer Discretionary	2.6
Financials	2.3
Energy	2.0
Telecommunication Services	1.2
Information Technology	0.9
Industrials	0.7
Materials	0.7
Consumer Staples	0.6
Health Care	0.4
Utilities	0.3
Short Term Investments	23.5
Total Investments	100.0%

CORPORATE BONDS AND NOTES - 11.9%
CONSUMER DISCRETIONARY - 2.6%
CCO Holdings LLC, 8.13%, 04/30/20 (e)	$600	$669
Clear Channel Communications Inc., 9.00%, 03/01/21 (e)	500	435
Clear Channel Worldwide Holdings Inc., 7.63%, 03/15/20 (r)	300	293
Codere Finance Luxembourg SA, 8.25%, 06/15/15 (q), EUR	400	372
DISH DBS Corp., 5.88%, 07/15/22 (r)	400	404
Echostar DBS Corp., 7.13%, 02/01/16	400	439
Edcon Pty Ltd.
9.50%, 03/01/18 (r)	1,650	1,518
9.50%, 03/01/18 (r), EUR	1,000	1,171
Harrah’s Operating Co. Inc., 11.25%, 06/01/17	600	655
Jarden Corp., 6.13%, 11/15/22	400	422
MGM Resorts International
7.50%, 06/01/16	500	518
7.75%, 03/15/22 (e)	300	310
Michaels Stores Inc., 7.75%, 11/01/18	500	527
Nara Cable Funding Ltd., 8.88%, 12/01/18 (e) (r)	700	602
Petco Animal Supplies Inc., 9.25%, 12/01/18 (e) (r)	500	546
Pinnacle Entertainment Inc.
8.75%, 05/15/20	400	438
7.75%, 04/01/22	100	107
Univision Communications Inc., 6.88%, 05/15/19 (e) (r)	500	515
Visant Corp., 10.00%, 10/01/17 (e)	900	893
		10,834
CONSUMER STAPLES - 0.6%
Del Monte Corp., 7.63%, 02/15/19 (e)	700	706
JBS USA LLC, 8.25%, 02/01/20 (r)	600	583
Pinnacle Foods Finance LLC, 9.25%, 04/01/15 (e)	400	411
Reynolds Group Issuer Inc., 9.00%, 04/15/19 (e) (r)	900	898
		2,598
ENERGY - 2.1%
Alpha Natural Resources Inc., 6.25%, 06/01/21 (e)	600	507
Antero Resources Finance Corp., 7.25%, 08/01/19	600	621
Arch Coal Inc., 7.25%, 06/15/21 (e)	600	502
Chaparral Energy Inc., 8.25%, 09/01/21	700	740
Chesapeake Energy Corp., 6.63%, 08/15/20 (e)	700	693
Cie Generale de Geophysique - Veritas, 6.50%, 06/01/21 (e)	400	400
Compagnie Generale de Geophysique SA, 7.75%, 05/15/17	100	103
El Paso Corp., 7.00%, 06/15/17	400	454
Energy Transfer Partners LP, 7.50%, 10/15/20	400	439
Energy XXI Gulf Coast Inc., 9.25%, 12/15/17 (e)	400	428
Expro Finance Luxembourg SCA, 8.50%, 12/15/16 (r)	500	479
Linn Energy LLC
6.25%, 11/01/19 (e) (r)	500	490
7.75%, 02/01/21 (e)	200	209
Plains Exploration & Production Co.
6.13%, 06/15/19	100	101
6.63%, 05/01/21 (e)	400	404
Quicksilver Resources Inc., 9.13%, 08/15/19 (e)	600	522
Samson Investment Co., 9.75%, 02/15/20 (r)	600	597
SandRidge Energy Inc., 8.00%, 06/01/18 (e) (r)	800	810
		8,499
FINANCIALS - 2.4%
Abengoa Finance SAU, 8.88%, 11/01/17 (e) (r)	700	619
Alfa Bank OJSC, 7.88%, 09/25/17 (r)	4,800	4,831
Ally Financial Inc.
8.00%, 12/31/18 (e)	500	554
7.50%, 09/15/20	200	225
Boparan Finance Plc, 9.75%, 04/30/18 (q), EUR	400	532
CEVA Group Plc
8.38%, 12/01/17 (e) (r)	100	97
11.50%, 04/01/18 (e) (r)	500	457
CIT Group Inc.
7.00%, 05/02/17 (e) (r)	77	77
6.63%, 04/01/18 (r)	500	539
5.38%, 05/15/20	100	102
Ford Motor Credit Co. LLC, 5.88%, 08/02/21	400	445

See accompanying Notes to Financial Statements.

	Shares/Par (p)	Value
International Lease Finance Corp., 8.25%, 12/15/20 (e)	400	458
PBF Holding Co. LLC, 8.25%, 02/15/20 (r)	300	299
Pinnacle Foods Finance LLC, 8.25%, 09/01/17 (e)	400	423
UPCB Finance VI Ltd., 6.88%, 01/15/22 (e) (r)	150	153
		9,811
HEALTH CARE - 0.4%
Community Health Systems Inc.
8.88%, 07/15/15	246	252
8.00%, 11/15/19 (e)	500	533
HCA Inc.
7.50%, 02/15/22 (e)	400	436
5.88%, 03/15/22 (e)	400	418
		1,639
INDUSTRIALS - 0.8%
CHC Helicopter SA, 9.25%, 10/15/20 (e)	800	782
Emergency Medical Services Corp., 8.13%, 06/01/19 (e)	500	522
Manitowoc Co. Inc., 8.50%, 11/01/20 (e)	400	432
RBS Global & Rexnord LLC, 8.50%, 05/01/18	600	651
United Rentals North America Inc., 8.38%, 09/15/20 (e)	700	737
		3,124
INFORMATION TECHNOLOGY - 0.9%
CDW LLC, 8.50%, 04/01/19 (e)	700	745
CommScope Inc., 8.25%, 01/15/19 (e) (r)	700	740
First Data Corp., 8.25%, 01/15/21 (r)	600	600
Freescale Semiconductor Inc., 8.05%, 02/01/20	900	889
SunGard Data Systems Inc., 7.63%, 11/15/20 (e)	800	852
		3,826
MATERIALS - 0.7%
Cemex SAB de CV, 9.00%, 01/11/18 (r)	600	536
FMG Resources August 2006 Pty Ltd.
6.00%, 04/01/17 (e) (r)	200	201
6.88%, 02/01/18 (e) (r)	500	505
Ineos Group Holdings Plc, 8.50%, 02/15/16 (e) (r)	600	550
Inmet Mining Corp., 8.75%, 06/01/20 (e) (r)	500	495
Novelis Inc.
8.38%, 12/15/17	200	214
8.75%, 12/15/20	400	431
		2,932
TELECOMMUNICATION SERVICES - 1.1%
Cricket Communications Inc., 7.75%, 10/15/20 (e)	800	764
Digicel Group Ltd., 8.88%, 01/15/15 (e) (r)	600	606
Frontier Communications Corp.
8.50%, 04/15/20 (e)	100	106
8.75%, 04/15/22	500	525
Intelsat Jackson Holdings SA, 7.50%, 04/01/21 (e)	700	740
Sprint Nextel Corp.
9.00%, 11/15/18 (e) (r)	900	1,006
7.00%, 03/01/20 (r)	100	104
West Corp., 7.88%, 01/15/19 (e)	600	627
		4,478
UTILITIES - 0.3%
Calpine Corp.
7.88%, 01/15/23 (e) (r)	600	654
7.88%, 01/15/23 (q)	100	109
Texas Competitive Electric Holdings Co. LLC, 11.50%, 10/01/20 (e) (r)	700	478
		1,241

Total Corporate Bonds and Notes (cost $47,740)		48,982

GOVERNMENT AND AGENCY OBLIGATIONS - 66.6%
GOVERNMENT SECURITIES - 66.6%
Sovereign - 66.6%
Bank Negara Malaysia Monetary Notes
0.85%, 09/27/12, MYR	49,200	15,386
0.93%, 11/22/12, MYR	17,000	5,292
0.88%, 05/23/13, MYR	430	132
Financing of Infrastrucural Projects State Enterprise, 8.38%, 11/03/17 (r)	100	84
Ghana Government Bond
19.00%, 01/14/13, GHS	6,000	3,034
14.99%, 02/23/15, GHS	5,520	2,295
Hungary Government Bond, 6.75%, 08/22/14 - 11/24/17, HUF	4,250,000	18,269
Hungary Government International Bond
4.38%, 07/04/17, EUR	5,000	5,576
5.75%, 06/11/18, EUR	5,500	6,413
Iceland Government International Bond
4.88%, 06/16/16 (r)	4,700	4,706
5.88%, 05/11/22 (r)	2,800	2,715
Ireland Government Bond
5.90%, 10/18/19, EUR	2,193	2,696
4.50%, 04/18/20, EUR	2,496	2,810
5.00%, 10/18/20, EUR	4,499	5,184
5.40%, 03/13/25, EUR	17,462	20,107
Israel Government International Bond, 5.00%, 03/31/13, ILS	39,500	10,431
Korea Monetary Stabilization Bond, 3.90%, 08/02/13, KRW	10,750,000	9,433
Korea Treasury Bond
4.25%, 12/10/12, KRW	16,000,000	14,026
3.75%, 06/10/13, KRW	7,700,000	6,750
3.00%, 12/10/13, KRW	23,200,000	20,175
Lithuania Government International Bond, 6.13%, 03/09/21 (r)	4,040	4,444
Malaysia Government Bond
3.70%, 02/25/13, MYR	47,750	15,106
3.21%, 05/31/13, MYR	8,300	2,619
3.46%, 07/31/13, MYR	10,400	3,292
Mexican Bonos
9.00%, 06/20/13, MXN	190,041	14,828
8.00%, 12/19/13, MXN	21,630	1,699
Mexican Udibonos
4.50%, 12/18/14, MXN	2,437	201
5.00%, 06/16/16, MXN	6,256	546
3.50%, 12/14/17, MXN	6,550	557
4.00%, 06/13/19, MXN	4,567	403
2.50%, 12/10/20, MXN	3,628	293
Philippine Government Bond
6.25%, 01/27/14, PHP	242,200	6,047
7.00%, 01/27/16, PHP	2,100	55
9.13%, 09/04/16, PHP	1,120	31
Poland Government Bond
1.25%, 07/25/13, PLN	35,000	10,008
5.00%, 10/24/13, PLN	32,000	9,643
Republic of Latvia, 5.25%, 02/22/17 - 06/16/21 (r)	4,500	4,590
Republic of Serbia
10.00%, 03/01/15, RSD	104,000	1,032

See accompanying Notes to Financial Statements.

	Shares/Par (p)	Value
7.25%, 09/28/21 (r)	4,800	4,932
Singapore Government Bond, 1.63%, 04/01/13, SGD	8,670	6,914
Sweden Government Bond
5.50%, 10/08/12, SEK	65,845	9,621
1.50%, 08/30/13, SEK	19,010	2,755
Ukraine Government International Bond
6.25%, 06/17/16 (r)	580	519
6.58%, 11/21/16 (r)	340	304
6.58%, 11/21/16	356	319
7.75%, 09/23/20 (r)	1,157	1,048
7.95%, 02/23/21 (r)	9,300	8,482
Uruguay Government International Bond, 4.38%, 12/15/28, UYU	58,517	2,935
Uruguay Notas del Tesoro
10.50%, 03/21/15, UYU	94,230	4,365
4.00%, 06/10/20 - 05/25/25, UYU	43,466	2,119

Total Government and Agency Obligations (cost $271,156)		275,221

OTHER EQUITY INTERESTS - 0.1%
Wind Acquisition Finance SA (e) (r) (u)	700	565

Total Other Equity Interests (cost $655)		565

SHORT TERM INVESTMENTS - 24.2%
Investment Company - 16.4%
JNL Money Market Fund, 0.09% (a) (h)	67,886	67,886

Securities Lending Collateral - 6.2%
Securities Lending Cash Collateral Fund LLC, 0.34% (a) (h)	25,631	25,631

Treasury Securities - 1.6%
Serbia Treasury Bill, 0.13%, 03/13/14, RSD	28,100	248
Uruguay Treasury Bill
0.37%, 03/22/13, UYU	22,200	957
0.39%, 04/26/13, UYU	86,719	3,700
0.40%, 05/09/13, UYU	2,030	86
0.40%, 05/31/13, UYU	17,610	744
0.40%, 06/27/13, UYU	3,040	127
0.43%, 07/05/13, UYU	7,940	332
0.40%, 09/09/13, UYU	6,730	277
		6,471

Total Short Term Investments (cost $100,585)		99,988

Total Investments - 102.8% (cost $420,136)		424,756
Other Assets and Liabilities, Net - (2.8%) (o)		(11,591)
Total Net Assets - 100.0%		$413,165

JNL/Franklin Templeton Income Fund

Sector Weightings:	Percentage of Total Investments
Financials	13.3%
Utilities	12.8
Energy	12.5
Consumer Discretionary	9.9
Health Care	7.9
Information Technology	7.5
Telecommunication Services	4.2
Materials	4.1
Industrials	3.2
Consumer Staples	1.8
Non-U.S. Government Agency ABS	0.4
Warrants	0.1
Short Term Investments	22.3
Total Investments	100.0%

COMMON STOCKS - 35.2%
CONSUMER DISCRETIONARY - 0.8%
Comcast Corp. - Class A	150	$4,796
Dex One Corp. (c) (e)	106	99
Motors Liquidation Co. GUC Trust	3	31
Target Corp.	100	5,837
		10,763
CONSUMER STAPLES - 0.8%
Diageo Plc	150	3,866
PepsiCo Inc.	110	7,752
		11,618
ENERGY - 6.4%
Alpha Natural Resources Inc. (c)	75	653
BP Plc - ADR	300	12,162
Callon Petroleum Co. (c)	75	320
Canadian Oil Sands Ltd.	563	10,913
Chesapeake Energy Corp. (e)	190	3,534
Chevron Corp.	70	7,385
ConocoPhillips	200	11,176
Exxon Mobil Corp.	170	14,547
Halliburton Co.	100	2,839
Phillips 66 (c)	100	3,324
Royal Dutch Shell Plc - ADR	150	10,114
Schlumberger Ltd.	50	3,245
Spectra Energy Corp.	140	4,057
Total SA - ADR	100	4,495
Weatherford International Ltd. (c)	125	1,579
		90,343
FINANCIALS - 5.1%
Banco Santander SA	276	1,824
Bank of America Corp.	900	7,362
Barclays Plc	500	1,278
BlackRock Inc.	44	7,506
CIT Group Inc. (c)	89	3,158
Citigroup Inc.	100	2,741
Federal National Mortgage Association (c) (e)	165	42
HSBC Holdings Plc	750	6,609
JPMorgan Chase & Co.	350	12,505
M&T Bank Corp.	60	4,954
QBE Insurance Group Ltd.	200	2,764
Wells Fargo & Co.	600	20,064
Westfield Retail Trust	813	2,384
		73,191
HEALTH CARE - 5.9%
Johnson & Johnson	225	15,201
Merck & Co. Inc.	607	25,334
Pfizer Inc.	500	11,500
Roche Holding AG	130	22,455
Sanofi-Aventis SA - ADR	250	9,445
		83,935
INDUSTRIALS - 1.2%
Caterpillar Inc.	13	1,121
General Electric Co.	733	15,280
		16,401
INFORMATION TECHNOLOGY - 0.8%
Corning Inc.	100	1,293

See accompanying Notes to Financial Statements.

	Shares/Par (p)	Value
Intel Corp.	400	10,660
		11,953
MATERIALS - 1.5%
AngloGold Ashanti Ltd. - ADR	60	2,060
Barrick Gold Corp.	150	5,636
BHP Billiton Plc	100	2,842
Dow Chemical Co.	100	3,150
LyondellBasell Industries NV	75	3,020
Newmont Mining Corp.	75	3,638
Nucor Corp.	20	758
		21,104
TELECOMMUNICATION SERVICES - 2.4%
AT&T Inc.	400	14,264
CenturyLink Inc.	70	2,764
France Telecom SA	83	1,086
Frontier Communications Corp. (e)	100	383
SK Telecom Co. Ltd. - ADR (e)	79	955
Telstra Corp. Ltd.	900	3,410
Vivendi SA	155	2,880
Vodafone Group Plc	3,000	8,432
		34,174
UTILITIES - 10.3%
AGL Resources Inc.	100	3,875
American Electric Power Co. Inc.	250	9,975
Dominion Resources Inc.	130	7,020
Duke Energy Corp.	400	9,224
Dynegy Inc. (c) (e)	260	152
Entergy Corp.	120	8,147
Exelon Corp.	300	11,286
FirstEnergy Corp.	150	7,379
NextEra Energy Inc.	185	12,759
PG&E Corp.	300	13,581
Pinnacle West Capital Corp.	100	5,174
PPL Corp.	200	5,562
Progress Energy Inc.	200	12,034
Public Service Enterprise Group Inc.	300	9,750
Sempra Energy	150	10,332
Southern Co.	180	8,334
TECO Energy Inc.	200	3,612
Xcel Energy Inc.	300	8,523
		146,719

Total Common Stocks (cost $487,191)		500,201

PREFERRED STOCKS - 3.5%
CONSUMER DISCRETIONARY - 0.1%
General Motors Co., Convertible Preferred, 4.75%	55	1,826

ENERGY - 0.6%
Chesapeake Energy Corp., Convertible Preferred, 5.75% (m) (r)	5	3,831
SandRidge Energy Inc., Convertible Preferred, 7.00% (m)	50	5,162
		8,993
FINANCIALS - 2.6%
Ally Financial Inc., 7.00% (m) (r)	2	1,645
Bank of America Corp., Convertible Preferred, 7.25%, Series L (m)	12	11,573
Citigroup Inc., Convertible Preferred, 7.50%	60	5,134
Federal Home Loan Mortgage Corp., 8.38%, (callable at 25 beginning 12/31/12), Series Z (c) (d) (e) (m)	186	403
Federal National Mortgage Association, 8.25%, (callable at 25 beginning 12/31/15), Series S (c) (d) (m)	65	106
Federal National Mortgage Association, 5.38%, (callable at 105,000 on 05/16/11) (c) (d) (m)	—	193
Federal National Mortgage Association, 6.75%, (callable at 25 beginning 05/16/11), Series Q (c) (d) (m)	100	140
Federal National Mortgage Association, 7.63%, (callable at 25 beginning 11/21/12), Series R (c) (d) (e) (m)	143	189
FelCor Lodging Trust Inc., Convertible Preferred, 1.95%, Series A (m)	60	1,571
MetLife Inc., 5.00%	66	4,083
UBS AG Equity Linked Note (Newmont Mining Corp.), 8.00% (r)	50	2,471
Wells Fargo & Co., Convertible Preferred, 7.50%, Series L (m)	9	9,562
		37,070
MATERIALS - 0.2%
AngloGold Ashanti Ltd., 6.00% (e)	55	2,266

Total Preferred Stocks (cost $64,977)		50,155

WARRANTS - 0.1%
Charter Communications Inc. (c)	30	805
General Motors Co. (c)	9	102
General Motors Co. (c)	9	63

Total Warrants (cost $1,158)		970

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 0.4%
Banc of America Large Loan Inc. REMIC, 1.99%, 11/15/15 (i) (r)	$7,018	6,649

Total Non-U.S. Government Agency Asset-Backed Securities (cost $6,597)		6,649

CORPORATE BONDS AND NOTES - 51.5%
CONSUMER DISCRETIONARY - 10.6%
Academy Ltd., 9.25%, 08/01/19 (r)	1,800	1,953
Cablevision Systems Corp.
8.63%, 09/15/17	1,000	1,115
7.75%, 04/15/18 (e)	3,000	3,195
8.00%, 04/15/20 (e)	3,000	3,240
Caesars Operating Escrow LLC, 8.50%, 02/15/20 (e) (r)	3,000	3,023
CCH II LLC, 13.50%, 11/30/16	5,134	5,724
CCO Holdings LLC
7.38%, 06/01/20	3,500	3,846
6.50%, 04/30/21 (e)	3,000	3,195
Cequel Communications Holdings I LLC, 8.63%, 11/15/17 (e) (r)	2,500	2,694
Chrysler Group LLC
8.00%, 06/15/19 (e)	6,000	6,165
8.25%, 06/15/21 (e)	6,400	6,576
Chrysler Group LLC Term Loan B, 6.00%, 05/24/17 (i)	7,326	7,372
CityCenter Holdings LLC
7.63%, 01/15/16 (e)	2,000	2,110
10.75%, 01/15/17 (e)	2,233	2,461
Clear Channel Communications Inc.
10.75%, 08/01/16 (e)	1,000	630
9.00%, 03/01/21 (e)	16,000	13,920

See accompanying Notes to Financial Statements.

	Shares/Par (p)	Value
Clear Channel Worldwide Holdings Inc.
9.25%, 12/15/17	1,600	1,744
7.63%, 03/15/20 (r)	625	598
7.63%, 03/15/20 (r)	4,375	4,277
ClubCorp Club Operations Inc., 10.00%, 12/01/18 (e)	5,000	5,300
ClubCorp Club Operations Inc. Term Loan B, 6.00%, 11/23/16 (i)	4,925	4,943
CSC Holdings LLC, 6.75%, 11/15/21 (r)	8,000	8,520
Cumulus Media Holdings Inc., 7.75%, 05/01/19 (e)	1,900	1,791
Dynacast International LLC, 9.25%, 07/15/19 (r)	3,500	3,631
Goodyear Tire & Rubber Co.
8.25%, 08/15/20 (e)	2,300	2,435
7.00%, 05/15/22 (e)	3,000	2,996
Harrah’s Operating Co. Inc., 11.25%, 06/01/17	750	818
HD Supply Inc., 8.13%, 04/15/19 (e) (r)	2,000	2,160
HD Supply Inc. Term Loan, 7.25%, 10/05/17 (i)	5,000	5,028
KB Home
5.75%, 02/01/14 (e)	2,000	1,985
6.25%, 06/15/15 (e)	1,300	1,287
Landry’s Inc., 9.38%, 05/01/20 (r)	4,000	4,065
Landry’s Inc. Term Loan B, 6.50%, 04/19/18 (i)	4,988	4,994
MGM Resorts International
10.00%, 11/01/16 (e)	3,000	3,323
8.63%, 02/01/19 (e) (r)	2,200	2,354
Shea Homes LP, 8.63%, 05/15/19	3,900	4,192
Unitymedia GmbH
8.13%, 12/01/17 (r)	2,100	2,258
8.13%, 12/01/17 (r), EUR	2,750	3,724
9.63%, 12/01/19 (r), EUR	1,500	2,064
Univision Communications Inc., 6.88%, 05/15/19 (e) (r)	5,000	5,150
Visant Corp., 10.00%, 10/01/17 (e)	4,700	4,665
		151,521
CONSUMER STAPLES - 1.3%
Dean Foods Co., 9.75%, 12/15/18	1,900	2,118
JBS USA LLC
11.63%, 05/01/14	1,000	1,138
8.25%, 02/01/20 (r)	1,700	1,653
7.25%, 06/01/21 (e) (r)	3,500	3,255
Reynolds Group Issuer Inc.
7.88%, 08/15/19 (r)	1,400	1,516
9.88%, 08/15/19 (r)	1,000	1,038
9.88%, 08/15/19 (e) (r)	3,100	3,216
8.25%, 02/15/21 (r)	600	570
SUPERVALU Inc., 8.00%, 05/01/16 (e)	4,500	4,556
		19,060
ENERGY - 7.6%
Alpha Natural Resources Inc., 6.25%, 06/01/21 (e)	3,200	2,704
Antero Resources Finance Corp.
9.38%, 12/01/17	2,000	2,210
7.25%, 08/01/19	1,300	1,346
Arch Coal Inc.
7.00%, 06/15/19 (e)	2,500	2,113
7.25%, 06/15/21 (e)	5,800	4,857
ATP Oil & Gas Corp., 11.88%, 05/01/15	2,500	1,163
Bill Barrett Corp., 7.00%, 10/15/22 (e)	2,500	2,387
Chesapeake Energy Corp.
6.50%, 08/15/17 (e)	4,000	3,980
6.88%, 08/15/18 (e)	1,600	1,592
7.25%, 12/15/18 (e)	5,000	5,100
6.78%, 03/15/19 (e)	6,000	5,850
Chesapeake Energy Corp. Term Loan, 8.50%, 12/02/17 (i)	5,000	4,956
Cie Generale de Geophysique - Veritas, 6.50%, 06/01/21 (e)	4,000	4,000
Connacher Oil and Gas Ltd., 8.50%, 08/01/19 (e) (r)	1,500	1,275
Consol Energy Inc., 8.25%, 04/01/20	1,600	1,680
El Paso Corp., 7.75%, 01/15/32	1,000	1,124
Energy XXI Gulf Coast Inc., 9.25%, 12/15/17	3,500	3,745
Everest Acquisition LLC, 9.38%, 05/01/20 (r)	5,000	5,181
EXCO Resources Inc., 7.50%, 09/15/18 (e)	3,500	3,027
Expro Finance Luxembourg SCA, 8.50%, 12/15/16 (r)	2,144	2,053
Halcon Resources Corp., 9.75%, 07/15/20 (r)	4,000	3,946
Linn Energy LLC, 8.63%, 04/15/20	3,300	3,556
Magnum Hunter Resources Corp., 9.75%, 05/15/20 (r)	2,500	2,425
OGX Petroleo e Gas Participacoes SA, 8.50%, 06/01/18 (r)	3,000	2,670
Peabody Energy Corp., 6.25%, 11/15/21 (e) (r)	3,000	2,970
PetroBakken Energy Ltd., 8.63%, 02/01/20 (e) (r)	1,500	1,493
Plains Exploration & Production Co., 6.13%, 06/15/19 (e)	1,800	1,809
Sabine Pass LNG LP
7.25%, 11/30/13 (e)	1,350	1,397
7.50%, 11/30/16 (e)	2,500	2,625
Samson Investment Co., 9.75%, 02/15/20 (r)	4,400	4,378
SandRidge Energy Inc.
4.09%, 04/01/14 (i)	2,000	1,981
9.88%, 05/15/16 (e)	2,600	2,847
8.00%, 06/01/18 (e) (r)	2,500	2,531
8.75%, 01/15/20	2,000	2,085
7.50%, 03/15/21 (e)	4,400	4,345
Texas Competitive Electric Holdings Co. LLC, 10.50%, 11/01/16 (e)	350	64
W&T Offshore Inc., 8.50%, 06/15/19 (e)	6,000	6,195
		107,660
FINANCIALS - 7.8%
Abengoa Finance SAU, 8.88%, 11/01/17 (e) (r)	3,200	2,832
Ally Financial Inc.
6.25%, 12/01/17	1,500	1,580
8.00%, 03/15/20	3,500	4,025
Bank of America Corp., 8.13%, (callable at 100 beginning 05/15/18) (e) (m)	1,000	1,049
Boparan Holdings Ltd.
9.75%, 04/30/18 (r), EUR	1,400	1,860
9.88%, 04/30/18 (r), GBP	1,500	2,432
CEVA Group Plc
8.38%, 12/01/17 (e) (r)	3,400	3,298
11.50%, 04/01/18 (r)	3,600	3,294
12.75%, 03/31/20 (e) (r)	2,500	2,231
CIT Group Inc.
7.00%, 05/02/16 (e) (r)	21,500	21,554
7.00%, 05/02/17 (r)	6,373	6,385
Forest City Enterprises Inc., 4.25%, 08/15/18 (r)	2,500	2,469
International Lease Finance Corp.
8.75%, 03/15/17 (e)	2,000	2,245
8.88%, 09/01/17	4,700	5,299
iStar Financial Inc. Term Loan, 7.00%, 06/11/14 (i)	8,000	7,971
JPMorgan Chase & Co., 7.90%, (callable at 100 beginning 04/30/18) (m)	11,500	12,607

See accompanying Notes to Financial Statements.

	Shares/Par (p)	Value
Liberty Mutual Group Inc., 10.75%, 06/15/58 (i) (r)	2,500	3,400
M&T Bank Corp., 6.88%, (callable at 100 on 06/15/16) (m) (r)	2,000	2,005
Morgan Stanley, 5.50%, 01/26/20	5,000	4,897
Offshore Group Investments Ltd., 11.50%, 08/01/15 (r)	5,000	5,425
Petroplus Finance Ltd.
6.75%, 05/01/14 (c) (d) (e) (r)	3,500	403
7.00%, 05/01/17 (c) (d) (r)	3,400	391
9.38%, 09/15/19 (c) (d) (r)	2,000	230
SuperMedia Inc. Term Loan, 11.00%, 12/31/15 (i)	587	333
UPCB Finance III Ltd., 6.63%, 07/01/20 (e) (r)	5,000	5,075
UPCB Finance V Ltd., 7.25%, 11/15/21 (r)	5,000	5,225
UPCB Finance VI Ltd., 6.88%, 01/15/22 (r)	2,400	2,448
		110,963
HEALTH CARE - 3.4%
Community Health Systems Inc., 8.88%, 07/15/15	1,479	1,518
Grifols Inc., 8.25%, 02/01/18 (e)	1,400	1,502
HCA Inc.
6.38%, 01/15/15	1,500	1,594
6.50%, 02/15/16 (e)	1,500	1,616
8.50%, 04/15/19 (e)	3,100	3,472
6.50%, 02/15/20	4,300	4,660
7.50%, 02/15/22 (e)	4,100	4,469
Health Management Associates Inc., 7.38%, 01/15/20 (e) (r)	1,400	1,489
Kinetic Concepts Inc., 12.50%, 11/01/19 (r)	5,000	4,525
Kinetic Concepts Inc. Term Loan, 7.00%, 05/04/18 (i)	3,980	4,005
Tenet Healthcare Corp.
9.25%, 02/01/15	5,000	5,562
10.00%, 05/01/18 (e)	3,500	4,007
6.25%, 11/01/18 (r)	945	979
8.00%, 08/01/20 (e)	2,600	2,691
8.00%, 08/01/20 (r)	1,004	1,037
Vanguard Health Holding Co. II LLC
8.00%, 02/01/18 (e)	3,700	3,783
7.75%, 02/01/19 (e)	1,100	1,111
		48,020
INDUSTRIALS - 2.6%
American Airlines Inc., 7.50%, 03/15/16 (c) (d) (r)	8,300	7,843
Ceridian Corp., 11.25%, 11/15/15 (e)	3,000	2,880
CHC Helicopter SA, 9.25%, 10/15/20 (e)	3,500	3,421
Hertz Corp., 6.75%, 04/15/19 (e)	1,100	1,144
Manitowoc Co. Inc., 9.50%, 02/15/18 (e)	1,000	1,095
Niska Gas Storage US LLC, 8.88%, 03/15/18 (e)	2,500	2,438
RBS Global & Rexnord LLC, 8.50%, 05/01/18	4,500	4,883
Terex Corp., 8.00%, 11/15/17 (e)	2,000	2,075
United Rentals North America Inc., 8.38%, 09/15/20 (e)	6,600	6,946
UR Financing Escrow Corp., 7.63%, 04/15/22 (r)	4,000	4,190
		36,915
INFORMATION TECHNOLOGY - 7.9%
CDW LLC
12.54%, 10/12/17	2,000	2,170
8.50%, 04/01/19	9,500	10,118
First Data Corp.
9.88%, 09/24/15 (e)	750	759
10.55%, 09/24/15	6,500	6,646
11.25%, 03/31/16 (e)	15,000	14,137
8.25%, 01/15/21 (e) (r)	10,914	10,914
12.63%, 01/15/21 (e)	11,000	11,014
8.75%, 01/15/22 (e) (r)	3,198	3,222
First Data Corp. Extended Term Loan, 4.25%, 03/24/18 (i)	4,123	3,776
First Data Corp. Term Loan, 5.24%, 03/24/17 (i)	3,649	3,473
Freescale Semiconductor Inc.
10.13%, 12/15/16	1,060	1,118
10.13%, 03/15/18 (e) (r)	4,420	4,829
9.25%, 04/15/18 (r)	4,000	4,280
8.05%, 02/01/20 (e)	10,000	9,875
10.75%, 08/01/20 (e)	7,786	8,370
Lawson Software Inc., 9.38%, 04/01/19 (e) (r)	1,600	1,708
Sanmina-SCI Corp., 7.00%, 05/15/19 (e) (r)	3,500	3,395
Sophia Holding LP Term Loan, 6.50%, 07/31/18 (i)	2,494	2,504
SRA International Inc., 11.00%, 10/01/19 (e)	900	900
SRA International Inc. Term Loan, 6.59%, 07/07/18 (i)	4,200	4,065
SunGard Data Systems Inc., 7.63%, 11/15/20 (e)	2,000	2,130
Viasat Inc., 6.88%, 06/15/20 (r)	2,500	2,525
		111,928
MATERIALS - 3.2%
Berry Plastics Corp., 9.75%, 01/15/21 (e)	1,000	1,087
Cemex SAB de CV
3.25%, 03/15/16	3,625	3,077
9.00%, 01/11/18 (e) (r)	6,000	5,355
3.75%, 03/15/18 (e)	2,125	1,777
FMG Resources August 2006 Pty Ltd.
7.00%, 11/01/15 (e) (r)	2,100	2,142
6.88%, 02/01/18 (e) (r)	2,500	2,525
8.25%, 11/01/19 (e) (r)	2,750	2,915
Hexion US Finance Corp., 8.88%, 02/01/18 (e)	3,000	3,060
Huntsman International LLC, 5.50%, 06/30/16 (e)	1,000	1,000
Ineos Finance Plc, 8.38%, 02/15/19 (e) (r)	1,700	1,759
Ineos Group Holdings Plc, 7.88%, 02/15/16 (r), EUR	3,250	3,568
Inmet Mining Corp., 8.75%, 06/01/20 (e) (r)	3,600	3,564
Kerling Plc, 10.63%, 02/01/17 (r), EUR	3,600	4,009
Kinove German Bondco GmbH, 10.00%, 06/15/18 (e) (r), EUR	3,500	4,485
MolyCorp. Inc., 10.00%, 06/01/20 (e) (r)	5,000	4,950
		45,273
TELECOMMUNICATION SERVICES - 2.5%
Cricket Communications Inc., 7.75%, 10/15/20 (e)	6,500	6,208
Frontier Communications Corp.
8.50%, 04/15/20	900	954
9.25%, 07/01/21 (e)	3,000	3,225
Intelsat Jackson Holdings SA, 7.50%, 04/01/21 (e)	1,500	1,586
Sprint Nextel Corp.
9.13%, 03/01/17 (e) (r)	3,300	3,465
8.38%, 08/15/17	90	92
9.00%, 11/15/18 (e) (r)	7,500	8,381
11.50%, 11/15/21 (e) (r)	7,500	8,363

See accompanying Notes to Financial Statements.

	Shares/Par (p)	Value
Virgin Media Secured Finance Plc, 7.00%, 01/15/18, GBP	1,700	2,855
		35,129
UTILITIES - 4.6%
Calpine Corp.
7.88%, 07/31/20 (e) (r)	800	882
7.50%, 02/15/21 (r)	5,475	5,913
7.88%, 01/15/23 (e) (r)	3,000	3,270
Dynegy Holdings Inc.
7.50%, 06/01/15 (c) (d)	11,000	7,370
8.38%, 05/01/16 (c) (d)	4,750	3,206
7.75%, 06/01/19 (c) (d)	3,500	2,345
Dynegy Inc. Term Loan
10.00%, 08/04/16 (i)	1,935	1,978
10.14%, 08/04/16 (i)	1,042	1,080
GenOn Energy Inc.
7.63%, 06/15/14 (e)	1,500	1,530
7.88%, 06/15/17 (e)	5,000	4,650
Texas Competitive Electric Holdings Co. LLC
10.25%, 11/01/15 (e)	21,280	5,480
11.50%, 10/01/20 (e) (r)	4,500	3,071
15.00%, 04/01/21 (e)	15,255	5,187
Texas Competitive Electric Holdings Co. LLC Term Loan, 4.69%, 10/10/17 (i)	32,093	19,160
		65,122

Total Corporate Bonds and Notes (cost $755,652)		731,591

OTHER EQUITY INTERESTS - 0.0%
General Motors Co. (c) (f) (u)	100	14
SuperMedia Inc. Escrow Litigation Trust (f) (u)	868	19

Total Other Equity Interests (cost $14)		33

SHORT TERM INVESTMENTS - 26.1%
Investment Company - 8.4%
JNL Money Market Fund, 0.09% (a) (h)	119,173	119,173

Securities Lending Collateral - 17.7%
Securities Lending Cash Collateral Fund LLC, 0.34% (a) (h)	250,964	250,964
Securities Lending Liquidating Fund LLC, 0.38% (a) (h)	544	531
		251,495

Total Short Term Investments (cost $370,681)		370,668

Total Investments - 116.8% (cost $1,686,270)		1,660,267
Other Assets and Liabilities, Net - (16.8%)		(239,082)
Total Net Assets - 100.0%		$1,421,185

JNL/Franklin Templeton Mutual Shares Fund (t)

Sector Weightings:	Percentage of Total Investments
Consumer Staples	19.7%
Financials	15.3
Health Care	12.0
Consumer Discretionary	11.1
Energy	10.8
Information Technology	7.9
Utilities	4.5
Industrials	4.4
Materials	3.7
Telecommunication Services	2.0
Short Term Investments	8.6
Total Investments	100.0%

COMMON STOCKS - 88.7%
CONSUMER DISCRETIONARY - 9.7%
British Sky Broadcasting Group Plc	576	$6,279
CBS Corp.	203	6,660
Cerberus Capital Management LP I (c) (f) (q)	1,070	128
Cerberus Capital Management LP II (c) (f) (q)	1,070	128
Cerberus Capital Management LP III (c) (f) (q)	535	64
Comcast Corp. - Special Class A	55	1,733
General Motors Co. (c)	287	5,658
Harrah’s Investment LP (c) (f) (q)	39	3
Kohl’s Corp.	101	4,591
Mattel Inc.	149	4,845
News Corp.	538	12,106
Reed Elsevier Plc	970	7,779
Stanley Black & Decker Inc.	73	4,680
Time Warner Cable Inc.	165	13,582
Viacom Inc.	94	4,419
		72,655
CONSUMER STAPLES - 19.9%
Altria Group Inc.	301	10,416
Avon Products Inc.	115	1,860
British American Tobacco Plc	445	22,601
Coca-Cola Enterprises Inc.	171	4,784
CVS Caremark Corp.	341	15,953
Dr. Pepper Snapple Group Inc.	180	7,888
General Mills Inc.	194	7,473
Imperial Tobacco Group Plc	341	13,120
Kraft Foods Inc. - Class A	461	17,790
Kroger Co.	419	9,716
Lorillard Inc.	54	7,089
Pernod-Ricard SA (e)	109	11,663
Philip Morris International Inc.	65	5,667
Reynolds American Inc.	93	4,153
Wal-Mart Stores Inc.	74	5,153
Walgreen Co.	119	3,511
		148,837
ENERGY - 11.0%
Apache Corp.	119	10,496
Baker Hughes Inc.	218	8,979
BP Plc	611	4,082
Consol Energy Inc.	278	8,402
Ensco Plc - Class A	64	3,021
Marathon Oil Corp.	486	12,418
Marathon Petroleum Corp.	143	6,426
Murphy Oil Corp.	96	4,813
Prime AET&D Holdings No. 1 Pty Ltd. (c) (f) (q)	402	—
Royal Dutch Shell Plc	385	12,992
Transocean Ltd.	160	7,148
Williams Cos. Inc.	68	1,951
WPX Energy Inc. (c)	64	1,028
		81,756
FINANCIALS - 14.4%
ACE Ltd.	150	11,117
Alexander’s Inc.	8	3,448
Alleghany Corp. (c)	24	8,063
American International Group Inc. (c)	335	10,762
Barclays Plc	279	712

See accompanying Notes to Financial Statements.

	Shares/Par (p)	Value
Bond Street Holding LLC (c) (f)	41	793
Canary Wharf Group Plc (c) (f)	405	1,468
CIT Group Inc. (c)	83	2,956
Citigroup Inc.	145	3,969
CNO Financial Group Inc.	97	757
Deutsche Boerse AG	68	3,643
Forestar Group Inc. (c)	60	765
Guaranty Bancorp (c)	49	102
ING Groep NV (c)	559	3,746
JPMorgan Chase & Co.	125	4,480
KB Financial Group Inc.	58	1,905
MetLife Inc.	145	4,486
Morgan Stanley	416	6,074
NYSE Euronext	139	3,558
PNC Financial Services Group Inc.	214	13,077
UBS AG (c)	339	3,971
Wells Fargo & Co.	127	4,246
White Mountains Insurance Group Ltd. (e)	17	8,941
Zurich Financial Services AG	20	4,516
		107,555
HEALTH CARE - 12.1%
Amgen Inc.	87	6,362
Boston Scientific Corp. (c)	865	4,904
CIGNA Corp.	200	8,813
Community Health Systems Inc. (c)	60	1,677
Coventry Health Care Inc.	207	6,591
Eli Lilly & Co.	66	2,829
Hospira Inc. (c)	102	3,580
Medtronic Inc.	287	11,097
Merck & Co. Inc.	539	22,485
Pfizer Inc.	605	13,908
Tenet Healthcare Corp. (c)	764	4,003
Teva Pharmaceutical Industries Ltd. - ADR	106	4,198
		90,447
INDUSTRIALS - 4.5%
A P Moller - Maersk A/S - Class B	1	7,548
Federal Signal Corp. (c)	96	558
GenCorp Inc. (c) (e)	59	383
Goodrich Corp.	33	4,167
Huntington Ingalls Industries Inc. (c)	118	4,756
Oshkosh Corp. (c)	158	3,300
Owens Corning Inc. (c)	204	5,836
Raytheon Co.	122	6,880
		33,428
INFORMATION TECHNOLOGY - 8.0%
Cisco Systems Inc.	521	8,948
Google Inc. - Class A (c)	10	5,826
Microsoft Corp.	601	18,372
Nintendo Co. Ltd.	16	1,845
Research In Motion Ltd. (c) (e)	157	1,157
Symantec Corp. (c)	368	5,370
TE Connectivity Ltd. (e)	210	6,707
Xerox Corp.	1,418	11,157
		59,382
MATERIALS - 3.8%
Domtar Corp.	33	2,543
International Paper Co.	361	10,434
Linde AG	31	4,811
MeadWestvaco Corp.	240	6,895
ThyssenKrupp AG	213	3,468
		28,151
TELECOMMUNICATION SERVICES - 2.0%
Cable & Wireless Communications Plc	1,050	489
Vodafone Group Plc	5,148	14,470
		14,959
UTILITIES - 3.3%
E.ON AG	294	6,361
Entergy Corp.	50	3,418
Exelon Corp.	183	6,868
GDF Suez	143	3,402
NRG Energy Inc. (c)	260	4,520
		24,569
Total Common Stocks (cost $640,128)		661,739

CORPORATE BONDS AND NOTES - 3.7%
CONSUMER DISCRETIONARY - 1.5%
Clear Channel Communications Inc.
11.00%, 08/01/16	$1,353	839
9.00%, 03/01/21	373	324
Clear Channel Communications Inc. Delayed Draw Term Loan, 3.89%, 01/29/16 (i)	631	486
Clear Channel Communications Inc. Term Loan B, 3.89%, 01/29/16 (i)	3,881	3,092
Clear Channel Communications Inc. Term Loan C, 3.89%, 01/29/16 (i)	731	567
Hilton Worldwide Inc. Term Loan, 3.50%, 11/12/12 (i)	225	202
Hilton Worldwide Inc. Term Loan E, 3.79%, 11/12/15 (i)	288	257
Hilton Worldwide Inc. Term Loan F, 3.99%, 11/12/15 (i)	720	639
Hilton Worldwide Inc. Term Loan G, 4.24%, 11/12/15 (i)	1,296	1,140
Tribune Co. Term Loan
0.00%, 06/04/14 (c) (d)	4,852	3,214
0.00%, 06/04/14 (c) (d)	357	233
		10,993
FINANCIALS - 1.0%
Capmark Financial Group Inc., 9.00%, 09/30/15 (i)	574	575
iStar Financial Inc.
5.25%, 03/19/16 (i)	122	121
7.00%, 03/19/17 (i)	457	455
iStar Financial Inc. Convertible Bond, 0.96%, 10/01/12 (i)	2,390	2,381
iStar Financial Inc. Term Loan
5.00%, 06/28/13 (i)	226	225
7.00%, 06/30/14 (i)	250	249
Realogy Corp.
11.50%, 04/15/17	475	450
7.88%, 02/15/19	519	507
9.00%, 01/15/20	199	205
Realogy Corp. Extended Revolver, 3.48%, 04/10/16 (i)	145	125
Realogy Corp. First Lien Term Loan, 4.52%, 10/10/16 (i)	1,986	1,873
Realogy Corp. Second Lien Term Loan, 13.50%, 10/15/17 (i)	571	584
Realogy Corp. Term Loan, 4.25%, 10/10/16 (i)	170	158
Tropicana Entertainment LLC, 9.63%, 12/15/14 (c) (d) (f) (q)	1,130	—
		7,908

See accompanying Notes to Financial Statements.

	Shares/Par (p)	Value
UTILITIES - 1.2%
Energy Future Intermediate Holding Co. LLC, 11.75%, 03/01/22	718	734
NRG Energy Inc., 7.38%, 01/15/17	1,930	2,007
Texas Competitive Electric Holdings Co. LLC
10.25%, 11/01/15	1,294	333
11.50%, 10/01/20	4,182	2,855
Texas Competitive Electric Holdings Co. LLC Term Loan, 4.74%, 10/10/17 (i)	5,182	3,094
		9,023
Total Corporate Bonds and Notes (cost $31,453)		27,924

SHORT TERM INVESTMENTS - 8.7%
Investment Company - 7.0%
JNL Money Market Fund, 0.09% (a) (h)	51,799	51,799

Securities Lending Collateral - 1.7%
Securities Lending Cash Collateral Fund LLC, 0.34% (a) (h)	12,999	12,999

Total Short Term Investments (cost $64,798)		64,798

Total Investments - 101.1% (cost $736,379)		754,461
Other Assets and Liabilities, Net - (1.1%)		(8,548)
Total Net Assets - 100.0%		$745,913

JNL/Franklin Templeton Small Cap Value Fund

Sector Weightings:	Percentage of Total Investments
Industrials	32.0%
Consumer Discretionary	18.5
Financials	12.8
Energy	9.5
Materials	7.7
Information Technology	4.3
Health Care	4.1
Utilities	1.8
Consumer Staples	0.9
Short Term Investments	8.4
Total Investments	100.0%

COMMON STOCKS - 96.5%
CONSUMER DISCRETIONARY - 19.5%
Autoliv Inc.	55	$3,006
Brown Shoe Co. Inc. (e)	377	4,863
Brunswick Corp.	165	3,675
Cato Corp. - Class A	148	4,520
Christopher & Banks Corp. (e)	125	148
Drew Industries Inc. (c)	87	2,420
Ethan Allen Interiors Inc. (e)	55	1,100
Fred’s Inc. - Class A	149	2,271
GameStop Corp. (e)	277	5,086
Gentex Corp.	260	5,426
Group 1 Automotive Inc. (e)	165	7,526
Hillenbrand Inc. (e)	234	4,292
Hooker Furniture Corp.	40	468
La-Z-Boy Inc. (c)	417	5,125
M/I Homes Inc. (c)	158	2,742
Maidenform Brands Inc. (c)	144	2,868
MDC Holdings Inc. (e)	77	2,522
Men’s Wearhouse Inc.	181	5,079
Pier 1 Imports Inc.	169	2,777
Regis Corp.	354	6,358
Saks Inc. (c) (e)	211	2,250
Thor Industries Inc.	286	7,826
West Marine Inc. (c)	155	1,821
Winnebago Industries Inc. (c) (e)	119	1,214
		85,383
CONSUMER STAPLES - 0.9%
Lancaster Colony Corp. (e)	57	4,059

ENERGY - 10.1%
Arch Coal Inc. (e)	23	158
Atwood Oceanics Inc. (c)	158	5,986
Bristow Group Inc.	183	7,459
Helix Energy Solutions Group Inc. (c)	290	4,761
Oil States International Inc. (c)	77	5,117
Overseas Shipholding Group Inc. (e)	117	1,297
Rowan Cos. Plc - Class A (c) (e)	140	4,529
Teekay Corp.	95	2,770
Tidewater Inc.	154	7,149
Unit Corp. (c)	129	4,763
		43,989
FINANCIALS - 13.5%
Arthur J Gallagher & Co.	86	2,998
Aspen Insurance Holdings Ltd.	170	4,916
Chemical Financial Corp.	80	1,729
Hanover Insurance Group Inc.	123	4,817
HCC Insurance Holdings Inc.	81	2,531
Montpelier Re Holdings Ltd.	221	4,711
Old Republic International Corp.	392	3,248
Oriental Financial Group Inc.	164	1,812
Peoples Bancorp Inc. (e)	33	721
Protective Life Corp.	390	11,461
RLI Corp.	20	1,357
StanCorp Financial Group Inc.	144	5,358
Tower Group Inc.	257	5,369
TrustCo Bank Corp.	605	3,303
Validus Holdings Ltd.	146	4,665
		58,996
HEALTH CARE - 4.3%
Hill-Rom Holdings Inc.	141	4,350
STERIS Corp.	154	4,844
Teleflex Inc.	92	5,592
West Pharmaceutical Services Inc.	77	3,903
		18,689
INDUSTRIALS - 33.7%
AAR Corp.	345	4,651
ABM Industries Inc.	225	4,409
American Woodmark Corp.	105	1,795
AO Smith Corp.	35	1,696
Apogee Enterprises Inc.	242	3,884
Applied Industrial Technologies Inc.	68	2,502
Astec Industries Inc. (c)	123	3,777
Brady Corp. - Class A (e)	179	4,924
Briggs & Stratton Corp. (e)	235	4,117
Carlisle Cos. Inc.	129	6,850
Ceradyne Inc.	151	3,883
CIRCOR International Inc.	46	1,566
EMCOR Group Inc.	148	4,106
EnerSys (c)	17	607
EnPro Industries Inc. (c)	154	5,751
Franklin Electric Co. Inc.	72	3,676

See accompanying Notes to Financial Statements.

	Shares/Par (p)	Value
Gardner Denver Inc.	93	4,936
General Cable Corp. (c)	72	1,870
Genesee & Wyoming Inc. - Class A (c)	77	4,058
Gibraltar Industries Inc. (c)	191	1,985
Graco Inc.	75	3,461
Granite Construction Inc.	271	7,071
Insperity Inc.	102	2,762
Kaydon Corp.	164	3,510
Kennametal Inc.	133	4,416
Lincoln Electric Holdings Inc.	137	5,999
Mine Safety Appliances Co.	116	4,684
Mueller Industries Inc.	119	5,047
Nordson Corp.	50	2,564
Pentair Inc.	87	3,327
Powell Industries Inc. (c)	88	3,269
Roper Industries Inc.	19	1,834
Schawk Inc.	134	1,706
Simpson Manufacturing Co. Inc.	143	4,223
SkyWest Inc.	346	2,257
Timken Co.	19	852
Trinity Industries Inc.	264	6,590
Universal Forest Products Inc.	188	7,313
Wabash National Corp. (c)	439	2,905
Watts Water Technologies Inc. - Class A	86	2,867
		147,700
INFORMATION TECHNOLOGY - 4.5%
Benchmark Electronics Inc. (c)	459	6,409
Cohu Inc.	165	1,677
Ingram Micro Inc. - Class A (c)	240	4,193
Multi-Fineline Electronix Inc. (c)	112	2,764
Rofin-Sinar Technologies Inc. (c)	248	4,695
		19,738
MATERIALS - 8.1%
A. Schulman Inc.	170	3,364
AptarGroup Inc.	41	2,078
Cabot Corp.	118	4,794
Commercial Metals Co.	143	1,801
HB Fuller Co.	81	2,499
Reliance Steel & Aluminum Co.	151	7,646
RPM International Inc.	248	6,746
Sensient Technologies Corp.	75	2,744
Steel Dynamics Inc.	320	3,763
		35,435
UTILITIES - 1.9%
Energen Corp.	84	3,795
NV Energy Inc.	263	4,624
		8,419
Total Common Stocks (cost $404,770)		422,408

SHORT TERM INVESTMENTS - 8.9%
Investment Company - 3.7%
JNL Money Market Fund, 0.09% (a) (h)	16,352	16,352

Securities Lending Collateral - 5.2%
Securities Lending Cash Collateral Fund LLC, 0.34% (a) (h)	22,368	22,368
Securities Lending Liquidating Fund LLC, 0.38% (a) (h)	215	210
		22,578
Total Short Term Investments (cost $38,935)		38,930

Total Investments - 105.4% (cost $443,705)		461,338
Other Assets and Liabilities, Net - (5.4%)		(23,718)
Total Net Assets - 100.0%		$437,620

JNL/Goldman Sachs Mid Cap Value Fund

Sector Weightings:	Percentage of Total Investments
Financials	28.7%
Utilities	12.5
Information Technology	11.0
Consumer Discretionary	9.6
Industrials	8.1
Health Care	6.9
Energy	6.4
Materials	5.3
Consumer Staples	5.3
Telecommunication Services	0.7
Investment Companies	2.3
Short Term Investments	3.2
Total Investments	100.0%

COMMON STOCKS - 96.2%
CONSUMER DISCRETIONARY - 9.8%
AutoZone Inc.	15	$5,624
Lear Corp.	86	3,241
Liberty Media Corp. (c)	590	10,493
Macy’s Inc.	314	10,784
MGM Resorts International (c)	697	7,774
NVR Inc. (c)	6	5,384
PetSmart Inc.	90	6,113
PVH Corp.	79	6,110
Ross Stores Inc.	74	4,624
Scripps Networks Interactive Inc.	191	10,880
Starwood Hotels & Resorts Worldwide Inc.	72	3,803
TRW Automotive Holdings Corp. (c)	120	4,413
Urban Outfitters Inc. (c)	123	3,405
		82,648
CONSUMER STAPLES - 5.4%
Church & Dwight Co. Inc.	61	3,400
Coca-Cola Enterprises Inc.	291	8,162
Constellation Brands Inc. - Class A (c)	332	8,984
Ingredion Inc.	113	5,584
JM Smucker Co.	173	13,036
Lorillard Inc.	47	6,178
		45,344
ENERGY - 6.5%
Cabot Oil & Gas Corp.	207	8,145
Cameron International Corp. (c)	183	7,814
EQT Corp.	155	8,317
HollyFrontier Corp.	127	4,513
Key Energy Services Inc. (c)	332	2,523
Marathon Petroleum Corp.	180	8,104
Pioneer Natural Resources Co.	88	7,802
Range Resources Corp.	122	7,556
		54,774

See accompanying Notes to Financial Statements.

	Shares/Par (p)	Value
FINANCIALS - 29.2%
Alexandria Real Estate Equities Inc.	144	10,484
Ameriprise Financial Inc.	216	11,264
AvalonBay Communities Inc.	82	11,644
Camden Property Trust	88	5,956
CIT Group Inc. (c)	146	5,213
Discover Financial Services	181	6,247
Douglas Emmett Inc. (e)	245	5,663
Everest Re Group Ltd.	147	15,170
First Republic Bank (c)	156	5,234
Hartford Financial Services Group Inc.	299	5,267
Host Hotels & Resorts Inc.	752	11,891
Invesco Ltd.	523	11,825
Kimco Realty Corp.	445	8,470
Lazard Ltd. - Class A	125	3,260
Liberty Property Trust (e)	269	9,892
M&T Bank Corp.	132	10,904
MFA Financial Inc.	1,005	7,930
NASDAQ OMX Group Inc.	429	9,730
PartnerRe Ltd.	105	7,932
Principal Financial Group Inc.	522	13,697
SLM Corp.	819	12,873
SunTrust Banks Inc.	477	11,567
Tanger Factory Outlet Centers Inc.	228	7,322
Ventas Inc.	134	8,432
Willis Group Holdings Plc	233	8,498
WR Berkley Corp.	282	10,958
XL Group Plc	443	9,317
		246,640
HEALTH CARE - 7.1%
Aetna Inc.	280	10,853
Boston Scientific Corp. (c)	1,763	9,994
Hologic Inc. (c)	448	8,086
Life Technologies Corp. (c)	249	11,183
Mylan Inc. (c)	455	9,733
Warner Chilcott Plc (c)	545	9,770
		59,619
INDUSTRIALS - 8.2%
BE Aerospace Inc. (c)	144	6,275
Dover Corp.	194	10,424
Fortune Brands Home & Security Inc. (c)	77	1,721
Gardner Denver Inc.	85	4,511
Lennox International Inc.	190	8,859
Pentair Inc.	198	7,592
Regal-Beloit Corp.	8	516
Republic Services Inc. - Class A	197	5,219
Rockwell Automation Inc.	128	8,475
Spirit Aerosystems Holdings Inc. (c)	289	6,884
Textron Inc.	349	8,672
		69,148
INFORMATION TECHNOLOGY - 11.2%
Adobe Systems Inc. (c)	127	4,097
Altera Corp.	319	10,791
Amphenol Corp. - Class A	104	5,693
Analog Devices Inc.	163	6,135
Cavium Inc. (c) (e)	149	4,165
Check Point Software Technologies Ltd. (c)	76	3,771
Fidelity National Information Services Inc.	235	7,996
Juniper Networks Inc. (c)	479	7,809
KLA-Tencor Corp.	101	4,956
Lam Research Corp. (c) (e)	243	9,188
NetApp Inc. (c)	200	6,374
Parametric Technology Corp. (c)	360	7,540
Paychex Inc.	135	4,240
Polycom Inc. (c)	405	4,263
QLIK Technologies Inc. (c)	153	3,386
SanDisk Corp. (c)	111	4,063
		94,467
MATERIALS - 5.4%
Albemarle Corp.	197	11,743
Ball Corp.	136	5,601
Carpenter Technology Corp. (e)	80	3,842
Crown Holdings Inc. (c)	126	4,361
Cytec Industries Inc.	130	7,599
Martin Marietta Materials Inc. (e)	53	4,183
Reliance Steel & Aluminum Co.	168	8,492
		45,821
TELECOMMUNICATION SERVICES - 0.7%
Sprint Nextel Corp. (c)	1,959	6,385

UTILITIES - 12.7%
AES Corp. (c)	168	2,152
Calpine Corp. (c)	284	4,688
CMS Energy Corp.	140	3,288
Edison International	200	9,255
Energen Corp.	155	7,016
Great Plains Energy Inc.	146	3,124
Northeast Utilities	173	6,701
NV Energy Inc.	429	7,539
OGE Energy Corp.	37	1,929
Pinnacle West Capital Corp.	128	6,631
PPL Corp.	471	13,109
Questar Corp.	133	2,770
SCANA Corp.	233	11,153
Sempra Energy	192	13,220
Xcel Energy Inc.	511	14,531
		107,106
Total Common Stocks (cost $784,179)		811,952

INVESTMENT COMPANIES - 2.3%
iShares Russell Midcap Value Index Fund	419	19,392

Total Investment Companies (cost $19,406)		19,392

SHORT TERM INVESTMENTS - 3.2%
Investment Company - 1.5%
JNL Money Market Fund, 0.09% (a) (h)	12,513	12,513

Securities Lending Collateral - 1.7%
Securities Lending Cash Collateral Fund LLC, 0.34% (a) (h)	14,377	14,377
Securities Lending Liquidating Fund LLC, 0.38% (a) (h)	149	145
		14,522
Total Short Term Investments (cost $27,039)		27,035

Total Investments - 101.7% (cost $830,624)		858,379
Other Assets and Liabilities, Net - (1.7%)		(14,647)
Total Net Assets - 100.0%		$843,732

See accompanying Notes to Financial Statements.

JNL/Goldman Sachs U.S. Equity Flex Fund

Sector Weightings:	Percentage of Total Investments
Information Technology	19.0%
Financials	14.7
Consumer Staples	13.3
Health Care	13.0
Consumer Discretionary	11.9
Energy	10.4
Industrials	8.1
Utilities	3.0
Telecommunication Services	2.4
Materials	1.9
Short Term Investments	2.3
Total Investments	100.0%

	Shares/Par (p)	Value
COMMON STOCKS - 123.8%
CONSUMER DISCRETIONARY - 14.9%
CBS Corp. - Class B (o)	8	$252
Comcast Corp. - Class A	23	724
Darden Restaurants Inc.	19	987
DIRECTV - Class A (c)	30	1,486
DISH Network Corp. - Class A (o)	19	551
Lear Corp. (o)	20	764
Lowe’s Cos. Inc.	108	3,082
Macy’s Inc.	34	1,158
McDonald’s Corp.	17	1,515
MGM Resorts International (c)	106	1,183
PVH Corp.	13	1,006
Time Warner Inc.	30	1,158
Walt Disney Co. (o)	28	1,381
Williams-Sonoma Inc.	49	1,722
		16,969
CONSUMER STAPLES - 15.8%
Anheuser-Busch InBev NV - ADR	15	1,206
Coca-Cola Co. (o)	30	2,375
Constellation Brands Inc. - Class A (c)	77	2,072
CVS Caremark Corp.	42	1,976
Diageo Plc - ADR	12	1,251
JM Smucker Co.	29	2,154
Monster Beverage Corp. (c)	8	577
Philip Morris International Inc.	32	2,755
Procter & Gamble Co. (o)	24	1,500
Wal-Mart Stores Inc. (o)	31	2,130
		17,996
ENERGY - 13.5%
Chevron Corp.	19	1,976
Devon Energy Corp. (o)	33	1,890
Exxon Mobil Corp. (o)	76	6,497
Halliburton Co.	83	2,369
Occidental Petroleum Corp.	19	1,602
Transocean Ltd.	23	1,024
		15,358
FINANCIALS - 17.9%
Ameriprise Financial Inc. (o)	34	1,751
Bank of America Corp.	236	1,927
Host Hotels & Resorts Inc.	57	908
JPMorgan Chase & Co. (o)	91	3,241
MetLife Inc.	42	1,304
MFA Financial Inc.	89	699
Morgan Stanley	64	940
Prudential Financial Inc. (o)	47	2,283
SunTrust Banks Inc. (o)	68	1,644
Travelers Cos. Inc. (o)	47	2,979
U.S. Bancorp	83	2,659
		20,335
HEALTH CARE - 14.2%
Celgene Corp. (c) (o)	32	2,064
CR Bard Inc.	14	1,476
Gilead Sciences Inc. (c)	22	1,135
Idenix Pharmaceuticals Inc. (c)	22	222
Johnson & Johnson	38	2,547
Merck & Co. Inc. (o)	11	476
Mylan Inc. (c)	83	1,783
Pfizer Inc.	79	1,817
UnitedHealth Group Inc.	29	1,717
Varian Medical Systems Inc. (c)	17	1,059
Vertex Pharmaceuticals Inc. (c)	21	1,176
WellPoint Inc.	11	674
		16,146
INDUSTRIALS - 11.4%
Boeing Co. (o)	33	2,457
Deere & Co.	19	1,573
General Electric Co. (o)	275	5,728
Masco Corp.	100	1,391
Textron Inc. (o)	72	1,802
		12,951
INFORMATION TECHNOLOGY - 24.7%
Accenture Plc (o)	14	845
Adobe Systems Inc. (c) (o)	52	1,673
Altera Corp. (o)	59	1,990
Apple Inc. (c) (o)	12	6,913
Cavium Inc. (c)	30	838
EMC Corp. (c) (o)	79	2,028
Facebook Inc. - Class A (c)	27	843
Fidelity National Information Services Inc.	30	1,030
Google Inc. - Class A (c) (o)	5	2,815
Juniper Networks Inc. (c) (o)	61	990
Lam Research Corp. (c)	39	1,482
Microsoft Corp. (o)	108	3,305
NetApp Inc. (c)	27	870
Parametric Technology Corp. (c) (o)	40	845
QLIK Technologies Inc. (c) (o)	24	520
QUALCOMM Inc.	10	575
Texas Instruments Inc.	20	570
		28,132
MATERIALS - 4.0%
Albemarle Corp.	14	835
Eastman Chemical Co.	41	2,087
Freeport-McMoRan Copper & Gold Inc.	49	1,666
		4,588
TELECOMMUNICATION SERVICES - 3.1%
AT&T Inc. (o)	58	2,076
Sprint Nextel Corp. (c)	441	1,439
		3,515
UTILITIES - 4.3%
American Electric Power Co. Inc. (o)	20	782
Great Plains Energy Inc.	31	655
IDACORP Inc.	40	1,696
PG&E Corp. (o)	17	786
PPL Corp.	18	513

See accompanying Notes to Financial Statements.

	Shares/Par (p)	Value
Xcel Energy Inc.	14	393
		4,825
Total Common Stocks (cost $134,027)		140,815

SHORT TERM INVESTMENTS - 2.4%
Investment Company - 2.4%
JNL Money Market Fund, 0.09% (a) (h)	2,701	2,701

Total Short Term Investments (cost $2,701)		2,701

Total Investments - 126.2% (cost $136,728)		143,516
Total Securities Sold Short - (24.8%) (proceeds $27,358)		(28,214)
Other Assets and Liabilities, Net - (1.4%)		(1,556)
Total Net Assets - 100.0%		$113,746

SECURITIES SOLD SHORT - 24.8% (c)
COMMON STOCKS - 24.8%

CONSUMER DISCRETIONARY - 2.9%
AutoNation Inc.	14	$504
DR Horton Inc.	43	793
Gap Inc.	17	466
Garmin Ltd.	10	397
New York Times Co. - Class A	48	374
Penske Auto Group Inc.	13	272
Regis Corp.	25	446
		3,252
CONSUMER STAPLES - 2.3%
Dean Foods Co.	61	1,036
Kimberly-Clark Corp.	9	788
Kroger Co.	19	430
Safeway Inc.	20	367
		2,621
ENERGY - 2.9%
Apache Corp.	10	907
ConocoPhillips	19	1,088
Murphy Oil Corp.	20	1,009
Phillips 66	10	324
		3,328
FINANCIALS - 3.0%
ACE Ltd.	7	490
Charles Schwab Corp.	45	580
eHealth Inc.	39	628
Federated Investors Inc. - Class B	54	1,191
Valley National Bancorp	47	502
		3,391
HEALTH CARE - 1.0%
Becton Dickinson & Co.	4	323
Medtronic Inc.	7	276
Zimmer Holdings Inc.	9	599
		1,198
INDUSTRIALS - 3.2%
Caterpillar Inc.	11	972
Joy Global Inc.	9	520
Lockheed Martin Corp.	8	683
Northrop Grumman Systems Corp.	9	598
Precision Castparts Corp.	5	890
		3,663
INFORMATION TECHNOLOGY - 5.5%
Corning Inc.	44	564
FactSet Research Systems Inc.	9	795
Flextronics International Ltd.	118	732
Intel Corp.	44	1,174
International Business Machines Corp.	2	449
Lexmark International Inc.	28	738
QLogic Corp.	53	720
Teradata Corp.	15	1,088
		6,260
MATERIALS - 2.1%
Huntsman Corp.	51	659
Kronos Worldwide Inc.	21	326
United States Steel Corp.	35	719
Valhi Inc.	55	692
		2,396
TELECOMMUNICATION SERVICES - 0.7%
Verizon Communications Inc.	18	781

UTILITIES - 1.2%
Southern Co.	13	624
Wisconsin Energy Corp.	18	700
		1,324

Total Securities Sold Short - 24.8% (proceeds $27,358)		$28,214

JNL/Invesco Global Real Estate Fund

Sector Weightings:	Percentage of Total Investments
Financials	90.3%
Short Term Investments	9.7
Total Investments	100.0%

COMMON STOCKS - 98.2%
FINANCIALS - 98.2%
Real Estate Investment Trusts - 72.0%
Diversified - REITS - 15.4%
Ascendas Real Estate Investment Trust	1,665	$2,840
BGP Holdings Plc (c) (f)	5,552	—
British Land Co. Plc	968	7,751
CapitaCommercial Trust	5,735	5,768
Corio NV	111	4,906
Derwent London Plc	118	3,443
Dexus Property Group	6,848	6,553
Digital Realty Trust Inc. (e)	156	11,720
Gecina SA	40	3,559
Goodman Group (e)	1,640	6,210
GPT Group	2,118	7,165
Hammerson Plc	852	5,919
Kenedix Realty Investment Corp.	1	3,521
Klepierre	110	3,618
Land Securities Group Plc	805	9,325
Mercialys SA	108	2,016
Shaftesbury Plc	515	4,157
Stockland	2,562	8,130
Suntec Real Estate Investment Trust	3,484	3,732
Unibail-Rodamco SE	93	17,190
United Urban Investment Corp.	4	4,514
		122,037
Industrial - REITS - 3.3%
DCT Industrial Trust Inc.	1,288	8,116

See accompanying Notes to Financial Statements.

	Shares/Par (p)	Value
ProLogis Inc.	539	17,915
		26,031
Office - REITS - 11.1%
Alexandria Real Estate Equities Inc.	142	10,295
Boston Properties Inc.	174	18,862
Brandywine Realty Trust	460	5,673
Duke Realty Corp.	791	11,577
Great Portland Estates Plc	780	4,818
Hudson Pacific Properties Inc. (e)	110	1,920
Japan Real Estate Investment Corp.	1	6,308
Kilroy Realty Corp.	252	12,220
Nippon Building Fund Inc. (e)	1	5,115
Nomura Real Estate Office Fund Inc.	—	468
SL Green Realty Corp.	110	8,838
Societe Immobiliere de Location pour l’Industrie et le Commerce (e)	21	1,990
		88,084
Residential - REITS - 12.3%
AvalonBay Communities Inc.	196	27,710
Boardwalk Real Estate Investment Trust (e)	141	8,138
Canadian Apartment Properties Real Estate Investment Trust (e)	240	5,615
Equity Residential	276	17,225
Essex Property Trust Inc. (e)	131	20,215
Post Properties Inc.	87	4,234
UDR Inc.	573	14,799
		97,936
Retail - REITS - 18.8%
Acadia Realty Trust	211	4,890
CFS Retail Property Trust	4,980	9,939
DDR Corp.	672	9,842
General Growth Properties Inc.	742	13,431
Kimco Realty Corp.	482	9,174
Link Real Estate Investment Trust	937	3,841
Macerich Co.	205	12,106
Primaris Retail Real Estate Investment Trust (e)	265	6,123
Regency Centers Corp.	160	7,603
RioCan Real Estate Investment Trust (e)	165	4,478
Simon Property Group Inc.	251	39,111
Westfield Group	1,915	18,750
Westfield Retail Trust	3,564	10,454
		149,742
Specialized - REITS - 11.1%
Big Yellow Group Plc	342	1,554
Chartwell Seniors Housing REIT (e)	766	7,300
DiamondRock Hospitality Co.	428	4,367
HCP Inc.	256	11,290
Health Care REIT Inc.	105	6,142
Healthcare Realty Trust Inc.	293	6,989
Host Hotels & Resorts Inc.	1,193	18,879
Sovran Self Storage Inc.	123	6,175
Sunstone Hotel Investors Inc. (c)	313	3,444
Ventas Inc.	356	22,477
		88,617
Real Estate Management & Development - 26.2%
Real Estate Operating Companies - 22.5%
Agile Property Holdings Ltd. (e)	3,296	4,295
Beni Stabili SpA	1,458	632
Brookfield Properties Corp.	351	6,142
CapitaLand Ltd.	3,401	7,333
CapitaMalls Asia Ltd. (e)	2,897	3,614
China Resources Land Ltd. (e)	1,442	2,982
City Developments Ltd.	290	2,585
Country Garden Holdings Co. (c)	7,362	2,923
Global Logistic Properties Ltd.	4,070	6,776
GSW Immobilien AG (e)	155	5,298
Hang Lung Properties Ltd.	3,689	12,619
Henderson Land Development Co. Ltd.	1,006	5,593
Hongkong Land Holdings Ltd.	1,811	10,447
Hysan Development Co. Ltd.	727	2,771
Keppel Land Ltd.	1,406	3,618
Kerry Properties Ltd.	1,466	6,308
Mitsui Fudosan Co. Ltd.	1,095	21,246
Norwegian Property ASA	1,050	1,439
Pebblebrook Hotel Trust	214	4,982
Retail Opportunity Investments Corp. (e)	317	3,828
Shimao Property Holdings Ltd. (e)	3,827	5,931
Sino Land Co. (e)	5,464	8,297
Sumitomo Realty & Development Co. Ltd.	720	17,709
Sun Hung Kai Properties Ltd.	1,257	14,944
Tokyu Land Corp. (e)	832	4,130
Unite Group Plc	671	2,033
Wharf Holdings Ltd.	1,830	10,177
		178,652
Real Estate Services - 3.7%
Castellum AB	379	4,586
Conwert Immobilien Invest SE	216	2,380
Deutsche Wohnen AG	245	4,123
Fabege AB	178	1,395
Mitsubishi Estate Co. Ltd.	699	12,541
Sponda OYJ	698	2,613
Wihlborgs Fastigheter AB	167	2,240
		29,878
Total Common Stocks (cost $742,909)		780,977

SHORT TERM INVESTMENTS - 10.6%
Investment Company - 1.4%
JNL Money Market Fund, 0.09% (a) (h)	11,170	11,170

Securities Lending Collateral - 9.2%
Securities Lending Cash Collateral Fund LLC, 0.34% (a) (h)	72,661	72,661
Securities Lending Liquidating Fund LLC, 0.38% (a) (h)	338	330
		72,991
Total Short Term Investments (cost $84,169)		84,161

Total Investments - 108.8% (cost $827,078)		865,138
Other Assets and Liabilities, Net - (8.8%)		(70,312)
Total Net Assets - 100.0%		$794,826

JNL/Invesco International Growth Fund

Sector Weightings:	Percentage of Total Investments
Consumer Discretionary	20.7%
Consumer Staples	11.4
Information Technology	9.7
Health Care	9.1
Energy	8.3
Industrials	8.3
Financials	7.6
Materials	4.2
Telecommunication Services	2.9
Utilities	1.4
Short Term Investments	16.4
Total Investments	100.0%

See accompanying Notes to Financial Statements.

	Shares/Par (p)	Value
COMMON STOCKS - 88.4%
CONSUMER DISCRETIONARY - 20.9%
Adidas AG	144	$10,308
British Sky Broadcasting Group Plc	552	6,015
Compagnie Generale des Etablissements Michelin	60	3,905
Compass Group Plc	1,576	16,539
Denso Corp.	265	9,048
Eutelsat Communications Group SA	157	4,818
Galaxy Entertainment Group Ltd. (c) (e) (r)	2,252	5,666
Grupo Televisa SA - GDR	412	8,856
Hyundai Mobis	35	8,587
Informa Plc	943	5,627
Kingfisher Plc	2,370	10,689
Next Plc	197	9,911
Pearson Plc	297	5,894
Publicis Groupe (e)	170	7,793
Reed Elsevier Plc	1,523	12,205
Toyota Motor Corp.	210	8,460
WPP Plc	625	7,593
Yamada Denki Co. Ltd.	178	9,101
		151,015
CONSUMER STAPLES - 12.2%
Anheuser-Busch InBev NV	207	16,285
British American Tobacco Plc	225	11,450
Danone SA	107	6,641
Fomento Economico Mexicano SAB de CV - ADR	88	7,829
Imperial Tobacco Group Plc	366	14,104
Koninklijke Ahold NV	404	5,004
L’Oreal SA	40	4,665
Nestle SA	180	10,771
Tesco Plc	554	2,694
Unilever NV	259	8,642
		88,085
ENERGY - 8.9%
BG Group Plc	531	10,873
Canadian Natural Resources Ltd.	144	3,874
Cenovus Energy Inc.	183	5,811
CNOOC Ltd.	2,886	5,818
Gazprom OAO - ADR	26	243
Gazprom OAO - ADR	399	3,791
Royal Dutch Shell Plc - Class B	263	9,194
Suncor Energy Inc.	383	11,073
Total SA (e)	86	3,858
WorleyParsons Ltd.	381	9,890
		64,425
FINANCIALS - 8.2%
Akbank T.A.S.	1,707	6,258
Banco Bradesco SA - ADR (e)	795	11,828
Fairfax Financial Holdings Ltd.	17	6,564
Industrial & Commercial Bank of China	13,212	7,406
Julius Baer Group Ltd.	177	6,419
Kinnevik Investment AB	202	4,063
Swedbank AB	495	7,806
United Overseas Bank Ltd.	587	8,717
		59,061
HEALTH CARE - 9.8%
CSL Ltd.	254	10,283
Fresenius Medical Care AG & Co. KGaA	115	8,087
GlaxoSmithKline Plc	237	5,381
Novartis AG	134	7,476
Novo-Nordisk A/S	61	8,820
Roche Holding AG	52	8,966
Shire Plc	146	4,194
Smith & Nephew Plc	630	6,298
Teva Pharmaceutical Industries Ltd. - ADR	281	11,097
		70,602
INDUSTRIALS - 8.9%
ABB Ltd.	351	5,726
Brambles Ltd.	1,578	10,009
Canadian National Railway Co.	74	6,237
Fanuc Ltd.	34	5,589
Hutchison Whampoa Ltd.	844	7,321
Keppel Corp. Ltd. (e)	1,187	9,727
Komatsu Ltd.	166	3,972
Nidec Corp. (e)	65	4,958
Schneider Electric SA (e)	129	7,191
Volvo AB (e)	313	3,574
		64,304
INFORMATION TECHNOLOGY - 10.4%
Amadeus IT Holding SA (e)	359	7,597
Baidu.com - ADR	4	507
Canon Inc. (e)	269	10,732
Cap Gemini SA (e)	148	5,441
CGI Group Inc. - Class A	283	6,804
Keyence Corp. (e)	33	8,227
NHN Corp.	41	8,946
SAP AG	225	13,327
Taiwan Semiconductor Manufacturing Co. Ltd.	3,039	8,320
Telefonaktiebolaget LM Ericsson	579	5,296
		75,197
MATERIALS - 4.5%
Agrium Inc. (e)	75	6,675
BHP Billiton Ltd.	217	7,061
Potash Corp of Saskatchewan Inc.	180	7,853
Syngenta AG	31	10,772
		32,361
TELECOMMUNICATION SERVICES - 3.1%
America Movil SAB de CV - ADR	447	11,641
China Mobile Ltd. (e)	820	8,996
VimpelCom Ltd. - ADR	207	1,678
		22,315
UTILITIES - 1.5%
Centrica Plc	1,311	6,557
International Power Plc (f)	589	3,854
		10,411
Total Common Stocks (cost $601,891)		637,776

PREFERRED STOCKS - 1.4%
CONSUMER DISCRETIONARY - 1.4%
Volkswagen AG	61	9,682

Total Preferred Stocks (cost $10,895)		9,682

SHORT TERM INVESTMENTS - 17.6%
Investment Company - 9.8%
JNL Money Market Fund, 0.09% (a) (h)	70,983	70,983

See accompanying Notes to Financial Statements.

	Shares/Par (p)	Value
Securities Lending Collateral - 7.8%
Securities Lending Cash Collateral Fund LLC, 0.34% (a) (h)	56,066	56,066
Securities Lending Liquidating Fund LLC, 0.38% (a) (h)	328	320
		56,386
Total Short Term Investments (cost $127,377)		127,369

Total Investments - 107.4% (cost $740,163)		774,827
Other Assets and Liabilities, Net - (7.4%)		(53,632)
Total Net Assets - 100.0%		$721,195

JNL/Invesco Large Cap Growth Fund

Sector Weightings:	Percentage of Total Investments
Information Technology	34.9%
Consumer Discretionary	17.9
Industrials	12.7
Health Care	9.8
Financials	6.3
Energy	5.6
Consumer Staples	4.7
Materials	2.5
Telecommunication Services	1.0
Short Term Investments	4.6
Total Investments	100.0%

COMMON STOCKS - 97.1%
CONSUMER DISCRETIONARY - 18.2%
Amazon.com Inc. (c)	80	$18,228
CBS Corp.	425	13,917
Comcast Corp. - Class A	351	11,228
DIRECTV - Class A (c)	453	22,107
DISH Network Corp. - Class A	234	6,676
Dollar General Corp. (c)	220	11,959
Gap Inc.	456	12,482
Home Depot Inc.	157	8,311
Las Vegas Sands Corp.	481	20,914
Macy’s Inc.	410	14,084
Prada SpA (e)	1,303	8,791
Priceline.com Inc. (c)	28	18,295
Starbucks Corp.	376	20,070
Starwood Hotels & Resorts Worldwide Inc.	173	9,160
Walt Disney Co.	166	8,034
		204,256
CONSUMER STAPLES - 4.8%
Coca-Cola Co.	167	13,030
CVS Caremark Corp.	299	13,965
Mead Johnson Nutrition Co.	42	3,391
Monster Beverage Corp. (c)	119	8,476
PepsiCo Inc.	210	14,846
		53,708
ENERGY - 5.8%
Cameron International Corp. (c)	204	8,697
Halliburton Co.	98	2,789
Occidental Petroleum Corp.	323	27,709
Weatherford International Ltd. (c)	1,996	25,214
		64,409
FINANCIALS - 6.4%
ACE Ltd.	83	6,136
American Tower Corp.	208	14,539
Goldman Sachs Group Inc.	122	11,714
JPMorgan Chase & Co.	381	13,600
Wells Fargo & Co.	770	25,740
		71,729
HEALTH CARE - 10.0%
Abbott Laboratories	258	16,650
Allergan Inc. (e)	302	27,947
Celgene Corp. (c)	118	7,566
Cerner Corp. (c)	102	8,467
Express Scripts Holding Co. (c)	234	13,069
Gilead Sciences Inc. (c)	348	17,871
Intuitive Surgical Inc. (c)	14	7,982
UnitedHealth Group Inc.	212	12,391
		111,943
INDUSTRIALS - 12.9%
ABB Ltd. - ADR (e)	351	5,727
Boeing Co.	166	12,327
Cummins Inc.	183	17,715
Danaher Corp.	369	19,216
Expeditors International Washington Inc.	190	7,343
Foster Wheeler AG (c)	736	12,755
General Electric Co.	1,098	22,886
Ingersoll-Rand Plc	267	11,278
JB Hunt Transport Services Inc.	187	11,171
Precision Castparts Corp.	63	10,324
Union Pacific Corp.	117	13,911
		144,653
INFORMATION TECHNOLOGY - 35.5%
Agilent Technologies Inc.	450	17,671
Apple Inc. (c)	192	111,840
Autodesk Inc.	89	3,115
Baidu.com - ADR (c)	112	12,896
Broadcom Corp. - Class A	324	10,964
Check Point Software Technologies Ltd. (c)	323	16,001
Cisco Systems Inc.	636	10,913
Citrix Systems Inc. (c)	69	5,777
Cognizant Technology Solutions Corp. - Class A (c)	450	27,019
eBay Inc. (c)	239	10,046
EMC Corp. (c)	1,786	45,767
Facebook Inc. - Class A (c) (e)	371	11,543
Google Inc. - Class A (c)	49	28,454
Microsoft Corp.	711	21,743
QUALCOMM Inc.	483	26,868
Rovi Corp. (c)	234	4,587
Salesforce.com Inc.	28	3,827
Texas Instruments Inc.	152	4,369
Visa Inc. - Class A	163	20,147
Xilinx Inc.	120	4,043
		397,590
MATERIALS - 2.5%
Dow Chemical Co.	436	13,739
Freeport-McMoRan Copper & Gold Inc.	34	1,172
Monsanto Co.	163	13,468
		28,379
TELECOMMUNICATION SERVICES - 1.0%
Sprint Nextel Corp. (c)	3,458	11,273

Total Common Stocks (cost $999,119)		1,087,940

See accompanying Notes to Financial Statements.

	Shares/Par (p)	Value
SHORT TERM INVESTMENTS - 4.7%
Investment Company - 3.3%
JNL Money Market Fund, 0.09% (a) (h)	36,422	36,422

Securities Lending Collateral - 1.4%
Securities Lending Cash Collateral Fund LLC, 0.34% (a) (h)	16,044	16,044
Securities Lending Liquidating Fund LLC, 0.38% (a) (h)	117	114
		16,158
Total Short Term Investments (cost $52,583)		52,580

Total Investments - 101.8% (cost $1,051,702)		1,140,520
Other Assets and Liabilities, Net - (1.8%)		(20,345)
Total Net Assets - 100.0%		$1,120,175

JNL/Invesco Small Cap Growth Fund

Sector Weightings:	Percentage of Total Investments
Information Technology	24.1%
Health Care	16.1
Consumer Discretionary	16.0
Industrials	14.8
Financials	4.8
Energy	4.4
Consumer Staples	3.6
Materials	3.2
Utilities	1.3
Telecommunication Services	1.0
Short Term Investments	10.7
Total Investments	100.0%

COMMON STOCKS - 97.8%
CONSUMER DISCRETIONARY - 17.5%
Brunswick Corp.	71	$1,571
Choice Hotels International Inc.	37	1,461
Darden Restaurants Inc.	29	1,471
Dick’s Sporting Goods Inc.	42	2,027
Domino’s Pizza Inc.	48	1,472
DSW Inc. - Class A	33	1,821
Ethan Allen Interiors Inc. (e)	73	1,450
Foot Locker Inc.	66	2,027
Group 1 Automotive Inc. (e)	32	1,469
Jack in the Box Inc. (c)	66	1,844
Life Time Fitness Inc. (c)	43	2,013
Maidenform Brands Inc. (c)	63	1,259
Monro Muffler Brake Inc.	42	1,382
Penn National Gaming Inc. (c)	54	2,428
Pool Corp.	53	2,136
Ryland Group Inc.	94	2,412
Steven Madden Ltd. (c)	55	1,755
Tenneco Inc. (c)	41	1,104
Tractor Supply Co.	22	1,804
TRW Automotive Holdings Corp. (c)	33	1,214
Under Armour Inc. - Class A (c) (e)	25	2,337
Vitamin Shoppe Inc. (c)	42	2,330
		38,787
CONSUMER STAPLES - 3.9%
B&G Foods Inc.	86	2,300
Diamond Foods Inc.	27	488
Harris Teeter Supermarkets Inc.	37	1,496
Lancaster Colony Corp. (e)	30	2,104
Nu Skin Enterprises Inc. - Class A (e)	49	2,303
		8,691
ENERGY - 4.9%
Atwood Oceanics Inc. (c)	36	1,375
Berry Petroleum Co. (e)	40	1,569
Dresser-Rand Group Inc. (c)	35	1,564
Dril-Quip Inc. (c)	26	1,731
Lufkin Industries Inc. (e)	22	1,183
Oasis Petroleum Inc. (c) (e)	55	1,333
Patterson-UTI Energy Inc.	61	885
Resolute Energy Corp. (c) (e)	114	1,094
		10,734
FINANCIALS - 5.3%
Affiliated Managers Group Inc. (c)	20	2,158
Brown & Brown Inc.	75	2,037
Colonial Properties Trust (e)	82	1,809
Greenhill & Co. Inc. (e)	18	653
Huntington Bancshares Inc.	214	1,370
Stifel Financial Corp. (c)	51	1,568
SVB Financial Group (c)	35	2,084
		11,679
HEALTH CARE - 17.6%
Acorda Therapeutics Inc. (c)	42	981
Amarin Corp. Plc - ADR (e)	124	1,791
BioMarin Pharmaceutical Inc. (c)	66	2,615
Centene Corp. (c)	48	1,452
Chemed Corp. (e)	30	1,838
Health Management Associates Inc. - Class A (c)	156	1,222
HMS Holdings Corp. (c)	47	1,580
Incyte Corp. (c) (e)	112	2,539
Insulet Corp. (c)	59	1,255
Masimo Corp. (c)	64	1,441
Mednax Inc. (c)	23	1,555
Meridian Bioscience Inc. (e)	52	1,055
Myriad Genetics Inc. (c)	75	1,786
NuVasive Inc. (c)	7	186
Parexel International Corp. (c)	75	2,123
PerkinElmer Inc.	58	1,500
PSS World Medical Inc. (c)	59	1,228
Quality Systems Inc.	32	882
Salix Pharmaceuticals Ltd. (c)	45	2,473
Seattle Genetics Inc. (c) (e)	73	1,848
Sirona Dental Systems Inc. (c)	36	1,622
STERIS Corp.	52	1,633
Techne Corp.	20	1,463
Thoratec Corp. (c)	1	41
United Therapeutics Corp. (c)	34	1,694
VCA Antech Inc. (c)	53	1,174
		38,977
INDUSTRIALS - 16.2%
Acuity Brands Inc.	29	1,494
AO Smith Corp.	39	1,897
Corrections Corp. of America	83	2,436
CoStar Group Inc. (c)	36	2,935
Crane Co.	36	1,322
Forward Air Corp.	47	1,518

See accompanying Notes to Financial Statements.

	Shares/Par (p)	Value
Hexcel Corp. (c)	78	2,006
HUB Group Inc. - Class A (c)	54	1,950
Kennametal Inc.	40	1,323
Lincoln Electric Holdings Inc.	45	1,991
Lindsay Corp.	26	1,718
Regal-Beloit Corp.	29	1,785
Tetra Tech Inc. (c)	78	2,029
TransDigm Group Inc. (c)	26	3,466
WABCO Holdings Inc. (c)	36	1,903
Wabtec Corp.	30	2,361
Watsco Inc.	26	1,906
WESCO International Inc. (c)	31	1,769
		35,809
INFORMATION TECHNOLOGY - 26.4%
Alliance Data Systems Corp. (c) (e)	19	2,593
Ancestry.com Inc. (e)	36	991
Ansys Inc. (c)	30	1,903
Aspen Technology Inc. (c)	109	2,529
BroadSoft Inc. (c) (e)	52	1,510
Ciena Corp. (c) (e)	66	1,084
Cognex Corp.	42	1,330
CommVault Systems Inc. (c)	49	2,421
Cymer Inc. (c)	34	1,991
DealerTrack Holdings Inc. (c)	60	1,794
Fair Isaac Corp.	50	2,127
Finisar Corp. (c)	70	1,053
Hittite Microwave Corp. (c)	32	1,657
Informatica Corp. (c)	54	2,307
Interactive Intelligence Group (c)	42	1,185
Littelfuse Inc.	32	1,810
Manhattan Associates Inc. (c)	50	2,293
Micros Systems Inc. (c)	40	2,070
Microsemi Corp. (c)	84	1,557
MicroStrategy Inc. (c)	13	1,683
MKS Instruments Inc.	56	1,627
National Instruments Corp.	66	1,761
NetGear Inc. (c)	48	1,644
Parametric Technology Corp. (c)	63	1,328
PMC - Sierra Inc. (c)	239	1,469
Power Integrations Inc.	43	1,610
Quest Software Inc. (c)	8	235
Semtech Corp. (c)	63	1,536
SolarWinds Inc. (c)	74	3,240
SYNNEX Corp. (c)	47	1,624
Teradyne Inc. (c)	108	1,512
ValueClick Inc. (c)	117	1,922
Volterra Semiconductor Corp. (c) (e)	60	1,411
WebMD Health Corp. - Class A (c)	12	255
Websense Inc. (c)	66	1,231
		58,293
MATERIALS - 3.5%
Allied Nevada Gold Corp. (c)	17	495
Carpenter Technology Corp.	35	1,663
Detour Gold Corp. (c)	21	431
Grief Inc. - Class A	28	1,136
Intrepid Potash Inc. (c)	45	1,024
Olin Corp.	82	1,713
Rockwood Holdings Inc. (c)	31	1,380
		7,842
TELECOMMUNICATION SERVICES - 1.1%
SBA Communications Corp. (c)	42	2,421

UTILITIES - 1.4%
Energen Corp.	31	1,381
ITC Holdings Corp.	25	1,698
		3,079
Total Common Stocks (cost $201,154)		216,312

SHORT TERM INVESTMENTS - 11.7%
Investment Company - 2.4%
JNL Money Market Fund, 0.09% (a) (h)	5,415	5,415

Securities Lending Collateral - 9.3%
Securities Lending Cash Collateral Fund LLC, 0.34% (a) (h)	20,444	20,444
Securities Lending Liquidating Fund LLC, 0.38% (a) (h)	103	100
		20,544
Total Short Term Investments (cost $25,962)		25,959

Total Investments - 109.5% (cost $227,116)		242,271
Other Assets and Liabilities, Net - (9.5%)		(21,109)
Total Net Assets - 100.0%		$221,162

JNL/Ivy Asset Strategy Fund

Sector Weightings:	Percentage of Total Investments
Consumer Discretionary	34.0%
Information Technology	15.6
Energy	12.5
Financials	12.0
Precious Metals	9.5
Industrials	5.0
Health Care	4.1
Consumer Staples	2.1
Materials	0.7
Purchased Options	0.4
Rights	0.4
Short Term Investments	3.7
Total Investments	100.0%

COMMON STOCKS - 77.5%
CONSUMER DISCRETIONARY - 26.0%
Bayerische Motoren Werke AG	500	$36,155
CBS Corp. - Class B	1,232	40,382
Compagnie Financiere Richemont SA	897	49,243
Delta Topco Ltd. (f) (q)	59,271	33,319
Hyundai Motor Co.	163	33,484
Prada SpA (r)	3,249	21,923
Sands China Ltd. (r)	20,107	64,685
Starbucks Corp.	559	29,827
Starwood Hotels & Resorts Worldwide Inc.	593	31,474
Wynn Macau Ltd.	9,212	21,737
Wynn Resorts Ltd.	848	87,970
		450,199
CONSUMER STAPLES - 2.1%
Philip Morris International Inc.	420	36,605

ENERGY - 12.4%
ConocoPhillips	1,111	62,094
Exxon Mobil Corp.	133	11,390
Occidental Petroleum Corp.	283	24,273
Phillips 66 (c)	564	18,762
Royal Dutch Shell Plc - Class A	551	18,599

See accompanying Notes to Financial Statements.

	Shares/Par (p)	Value
SeaDrill Ltd. (r)	1,204	42,929
StatoilHydro ASA	689	16,441
Total SA	444	20,002
		214,490
FINANCIALS - 11.9%
AIA Group Ltd. (r)	14,893	51,442
American Capital Agency Corp.	648	21,766
Apollo Global Management LLC - Class A	891	11,053
Blackstone Group LP	1,801	23,538
Carlyle Group LP (c)	625	13,997
China Minsheng Banking Corp. Ltd. (r)	21,328	19,099
China Pacific Insurance Group Co. Ltd.	7,111	23,206
CITIC Securities Co. Ltd.	8,141	17,291
CME Group Inc.	51	13,620
KKR & Co. LP	851	10,973
		205,985
HEALTH CARE - 4.1%
GlaxoSmithKline Plc	749	17,022
Pfizer Inc.	1,522	34,994
Sanofi-Aventis SA	251	18,971
		70,987
INDUSTRIALS - 4.9%
Caterpillar Inc.	309	26,220
Cummins Inc.	249	24,140
Hutchison Whampoa Ltd.	3,965	34,392
		84,752
INFORMATION TECHNOLOGY - 15.4%
Apple Inc. (c)	91	53,290
ASML Holding NV	847	43,494
Baidu.com - ADR (c)	395	45,418
Cisco Systems Inc.	891	15,295
Cognizant Technology Solutions Corp. - Class A (c)	536	32,152
Google Inc. - Class A (c)	43	24,943
Intel Corp.	358	9,543
Intuit Inc.	163	9,686
Tencent Holdings Ltd.	1,134	33,486
		267,307
MATERIALS - 0.7%
Freeport-McMoRan Copper & Gold Inc.	360	12,258

Total Common Stocks (cost $1,306,652)		1,342,583

PREFERRED STOCKS - 4.4%
CONSUMER DISCRETIONARY - 4.4%
Volkswagen AG	486	77,042

Total Preferred Stocks (cost $76,386)		77,042

RIGHTS - 0.4%
Volkswagen AG (c) (r)	42	6,670

Total Rights (cost $3,671)		6,670

PURCHASED OPTIONS - 0.3%
Baidu Inc. Call Option, Strike Price 130, Expiration 09/22/12, UBS	149	48
BHP Billiton Ltd. Call Option, Strike Price 70, Expiration 11/17/12	107	26
Caterpillar Inc. Call Option, Strike Price 110, Expiration 08/18/12, MSC	358	2
Cisco Systems Inc. Call Option, Strike Price 19, Expiration 10/20/12, DUB	3,513	102
Cisco Systems Inc. Call Option, Strike Price 19, Expiration 10/20/12, DUB	3,525	102
Compagnie Financiere Richemont SA Call Option, Strike Price CHF 62, Expiration 07/20/12, DUB	293	1
Deutsche Borse AG German Stock Price Index Put Option, Strike Price EUR 6,150, Expiration 08/18/12	113	81
Deutsche Borse AG German Stock Price Index Put Option, Strike Price EUR 5,850, Expiration 08/17/12, GSC	116	40
Deutsche Borse AG German Stock Price Index Put Option, Strike Price EUR 5,950, Expiration 08/18/12, GSC	117	52
Deutsche Borse AG German Stock Price Index Put Option, Strike Price EUR 6,200, Expiration 07/20/12, JPM	114	91
Deutsche Borse AG German Stock Price Index Put Option, Strike Price EUR 6,200, Expiration 07/20/12, MSC	445	162
Exxon Mobile Corp. Call Option, Strike Price 90, Expiration 07/21/12	766	7
Freeport-McMoran Copper & Gold Inc. Call Option, Strike Price 36, Expiration 11/17/12	586	115
FTSE 100 Index Put Option, Strike Price GBP 5,200, Expiration 08/17/12, MSC	53	44
FTSE 100 Index Put Option, Strike Price GBP 5,250, Expiration 07/20/12, CGM	212	58
FTSE 100 Index Put Option, Strike Price GBP 5,300, Expiration 08/18/12, BCL	53	60
FTSE 100 Index Put Option, Strike Price GBP 5,450, Expiration 08/20/12, MSC	104	182
Intel Corp. Call Option, Strike Price 29, Expiration 07/21/12	649	4
NASDAQ 100 Index Put Option, Strike Price 2,400, Expiration 08/18/12	71	131
NASDAQ 100 Index Put Option, Strike Price 2,450, Expiration 08/18/12, BCL	71	180
NASDAQ 100 Index Put Option, Strike Price 2,500, Expiration 07/21/12	141	155
NASDAQ 100 Index Put Option, Strike Price 2,525, Expiration 07/20/12, DUB	141	203
NASDAQ 100 Index Put Option, Strike Price 2,550, Expiration 08/18/12, CIT	141	630
Rio Tinto Plc Call Option, Strike Price 52.5, Expiration 10/20/12, GSC	176	31
Rio Tinto Plc Call Option, Strike Price 62.5, Expiration 10/20/12, DUB	178	5
Russell 2000 Index Put Option, Strike Price 720, Expiration 08/17/12, JPM	237	147
Russell 2000 Index Put Option, Strike Price 730, Expiration 08/18/12, UBS	238	180
Russell 2000 Index Put Option, Strike Price 760, Expiration 07/21/12, CGM	945	397
Russell 2000 Index Put Option, Strike Price 760, Expiration 08/18/12, BBP	467	594
S&P 500 Index Put Option, Strike Price 1,260, Expiration 08/18/12, SIG	340	313
S&P 500 Index Put Option, Strike Price 1,280, Expiration 08/18/12, CGM	341	423
S&P 500 Index Put Option, Strike Price 1,290, Expiration 07/20/12, DUB	689	248
S&P 500 Index Put Option, Strike Price 1,300, Expiration 07/20/12, GSC	683	273

See accompanying Notes to Financial Statements.

	Shares/Par (p)	Value
S&P 500 Index Put Option, Strike Price 1,320, Expiration 08/18/12, UBS	514	1,015

Total Options (cost $19,636)		6,102

CORPORATE BONDS AND NOTES - 3.2%
CONSUMER DISCRETIONARY - 3.2%
Delta Topco Ltd., 10.00%, 11/24/16 (f) (q)	$57,951	55,053

Total Corporate Bonds and Notes (cost $58,675)		55,053

PRECIOUS METALS - 9.4%
Gold Bullion	101,600	162,432

Total Precious Metals (cost $143,355)		162,432

SHORT TERM INVESTMENTS - 3.6%
Investment Company - 3.6%
JNL Money Market Fund, 0.09% (a) (h)	62,907	62,907

Total Short Term Investments (cost $62,907)		62,907

Total Investments - 98.8% (cost $1,671,282)		1,712,789
Other Assets and Liabilities, Net - 1.2% (o)		20,583
Total Net Assets - 100.0%		$1,733,372

JNL/JPMorgan International Value Fund

Sector Weightings:	Percentage of Total Investments
Financials	23.4%
Industrials	11.3
Consumer Discretionary	10.5
Energy	9.7
Health Care	7.8
Information Technology	7.6
Telecommunication Services	6.6
Consumer Staples	5.5
Utilities	5.2
Materials	5.2
Short Term Investments	7.2
Total Investments	100.0%

COMMON STOCKS - 95.9%
CONSUMER DISCRETIONARY - 9.8%
Bayerische Motoren Werke AG	67	$4,873
Bridgestone Corp. (e)	179	4,111
Honda Motor Co. Ltd.	415	14,478
InterContinental Hotels Group Plc	329	7,930
Kingfisher Plc	1,886	8,510
Nissan Motor Co. Ltd.	902	8,566
Pearson Plc	281	5,571
Sodexo SA	117	9,129
		63,168
CONSUMER STAPLES - 5.8%
Asahi Breweries Ltd. (e)	198	4,263
British American Tobacco Plc	186	9,447
Japan Tobacco Inc.	416	12,330
SABMiller Plc	141	5,643
Unilever NV	167	5,573
		37,256
ENERGY - 10.1%
BP Plc	866	5,785
CNOOC Ltd.	3,792	7,645
ENI SpA	851	18,080
JX Holdings Inc.	1,034	5,329
Repsol YPF SA (e)	316	5,082
Royal Dutch Shell Plc	685	23,085
		65,006
FINANCIALS - 24.5%
African Bank Investments Ltd.	903	4,017
Allianz SE	136	13,670
Australia & New Zealand Banking Group Ltd.	640	14,577
Aviva Plc	1,747	7,479
Banco Bilbao Vizcaya Argentaria SA (e)	736	5,259
Barclays Plc	3,386	8,652
BNP Paribas	239	9,217
China Construction Bank Corp.	9,752	6,737
Credit Suisse Group AG	151	2,768
Deutsche Bank AG	169	6,083
Deutsche Boerse AG	7	354
HSBC Holdings Plc	2,458	21,661
ING Groep NV (c)	600	4,020
Nordea Bank AB	1,139	9,818
ORIX Corp. (e)	51	4,753
Sino Land Co.	2,094	3,180
Sumitomo Mitsui Financial Group Inc.	528	17,429
Swedbank AB	225	3,538
Swiss Re Ltd. (c)	183	11,526
UniCredit SpA (c)	706	2,675
		157,413
HEALTH CARE - 8.1%
Bayer AG	198	14,242
GlaxoSmithKline Plc	387	8,781
Roche Holding AG	43	7,498
Sanofi-Aventis SA	221	16,717
Teva Pharmaceutical Industries Ltd. - ADR	128	5,039
		52,277
INDUSTRIALS - 11.9%
Cie de Saint-Gobain (e)	162	5,983
East Japan Railway Co.	76	4,772
European Aeronautic Defence & Space Co. NV	248	8,791
Experian Plc	293	4,131
Hutchison Whampoa Ltd.	975	8,457
Marubeni Corp.	822	5,477
Mitsubishi Electric Corp.	782	6,543
Mitsui & Co. Ltd.	338	5,029
Ruukki Group Oyj (c)	583	487
Schneider Electric SA	176	9,781
Sumitomo Corp.	855	11,964
Yamato Holdings Co. Ltd.	300	4,822
		76,237
INFORMATION TECHNOLOGY - 8.0%
Canon Inc. (e)	195	7,763
Fujitsu Ltd.	1,697	8,121
Hitachi Ltd. (e)	2,061	12,708
HON HAI Precision Industry Co. Ltd.	1,339	4,049
Samsung Electronics Co. Ltd.	9	9,964
Telefonaktiebolaget LM Ericsson	924	8,452
		51,057
MATERIALS - 5.4%
ArcelorMittal	300	4,593

See accompanying Notes to Financial Statements.

	Shares/Par (p)	Value
BASF SE	106	7,369
First Quantum Minerals Ltd.	223	3,935
Rio Tinto Plc	91	4,304
Solvay SA	66	6,553
UPM-Kymmene Oyj	697	7,890
		34,644
TELECOMMUNICATION SERVICES - 6.9%
KT Corp. - ADR	286	3,764
Nippon Telegraph & Telephone Corp.	165	7,675
Telecom Corp. of New Zealand Ltd. (e)	1,529	2,911
Telenor ASA	249	4,161
Vodafone Group Plc	9,133	25,670
		44,181
UTILITIES - 5.4%
Centrica Plc	2,421	12,103
E.ON AG	366	7,902
GDF Suez	152	3,629
Snam Rete Gas SpA	1,850	8,289
Suez Environnement SA	278	2,992
		34,915
Total Common Stocks (cost $644,228)		616,154

PREFERRED STOCKS - 1.2%

CONSUMER DISCRETIONARY - 1.2%
Volkswagen AG	47	7,375

Total Preferred Stocks (cost $7,621)		7,375

RIGHTS - 0.0%
Repsol YPF SA (c) (e)	316	222

Total Rights (cost $219)		222

SHORT TERM INVESTMENTS - 7.5%

Investment Company - 1.4%
JNL Money Market Fund, 0.09% (a) (h)	9,245	9,245

Securities Lending Collateral - 6.1%
Securities Lending Cash Collateral Fund LLC, 0.34% (a) (h)	38,677	38,677
Securities Lending Liquidating Fund LLC, 0.38% (a) (h)	296	288
		38,965
Total Short Term Investments (cost $48,218)		48,210

Total Investments - 104.6% (cost $700,286)		671,961
Other Assets and Liabilities, Net - (4.6%)		(29,507)
Total Net Assets - 100.0%		$642,454

JNL/JPMorgan MidCap Growth Fund

Sector Weightings:	Percentage of Total Investments
Information Technology	20.6%
Consumer Discretionary	18.1
Industrials	16.9
Health Care	13.8
Financials	7.1
Energy	5.2
Materials	4.3
Consumer Staples	1.0
Short Term Investments	13.0
Total Investments	100.0%

COMMON STOCKS - 95.4%

CONSUMER DISCRETIONARY - 19.8%
Abercrombie & Fitch Co. - Class A	138	$4,705
Allison Transmission Holdings Inc. (e)	318	5,584
Bed Bath & Beyond Inc. (c)	168	10,370
BorgWarner Inc. (c)	98	6,441
Dick’s Sporting Goods Inc.	207	9,955
Discovery Communications Inc. - Class A (c)	125	6,761
Expedia Inc. (e)	76	3,663
Harley-Davidson Inc.	243	11,117
International Game Technology	488	7,691
Lululemon Athletica Inc. (c) (e)	79	4,687
Marriott International Inc.	196	7,679
Michael Kors Holdings Ltd. (c) (e)	163	6,799
PetSmart Inc.	90	6,102
Royal Caribbean Cruises Ltd.	175	4,547
Sally Beauty Holdings Inc. (c)	354	9,120
Tesla Motors Inc. (c) (e)	131	4,105
Toll Brothers Inc. (c)	182	5,417
Urban Outfitters Inc. (c)	174	4,787
		119,530
CONSUMER STAPLES - 1.1%
Green Mountain Coffee Roasters Inc. (c) (e)	114	2,479
Herbalife Ltd. (e)	82	3,977
		6,456
ENERGY - 5.7%
Cameron International Corp. (c)	188	8,039
Concho Resources Inc. (c)	134	11,398
Laredo Petroleum Holdings Inc. (c)	136	2,827
Pioneer Natural Resources Co.	62	5,495
Range Resources Corp.	108	6,694
		34,453
FINANCIALS - 7.8%
Axis Capital Holdings Ltd.	172	5,592
Blackstone Group LP	387	5,060
BOK Financial Corp.	118	6,839
Lazard Ltd. - Class A	201	5,232
Moody’s Corp.	224	8,198
ProLogis Inc.	188	6,247
T. Rowe Price Group Inc.	156	9,843
		47,011
HEALTH CARE - 15.1%
Agilent Technologies Inc.	181	7,087
Alexion Pharmaceuticals Inc. (c)	87	8,599
Brookdale Senior Living Inc. (c)	370	6,557
Bruker Corp. (c)	311	4,141
Elan Corp. Plc - ADR (c)	175	2,558
Health Net Inc. (c)	169	4,097
Humana Inc.	120	9,270
Illumina Inc. (c) (e)	94	3,789
Onyx Pharmaceuticals Inc. (c)	45	2,957
Perrigo Co.	89	10,507
Sirona Dental Systems Inc. (c)	93	4,199
Thoratec Corp. (c)	190	6,373
Valeant Pharmaceuticals International Inc. (c)	159	7,113
Vertex Pharmaceuticals Inc. (c)	107	5,989
Watson Pharmaceuticals Inc. (c)	105	7,776
		91,012

See accompanying Notes to Financial Statements.

	Shares/Par (p)	Value
INDUSTRIALS - 18.5%
Air Lease Corp. (c) (e)	294	5,699
Armstrong World Industries Inc.	111	5,467
Carlisle Cos. Inc.	189	10,031
Cooper Industries Plc	143	9,722
Cummins Inc.	31	3,017
Fluor Corp.	94	4,613
IHS Inc. - Class A (c)	58	6,281
JB Hunt Transport Services Inc.	161	9,566
MSC Industrial Direct Co. - Class A	93	6,096
Nielsen Holdings NV (c)	176	4,604
Pall Corp.	197	10,820
Rockwell Automation Inc.	66	4,340
Stericycle Inc. (c)	97	8,898
TransDigm Group Inc. (c)	57	7,687
Wabtec Corp.	73	5,726
WW Grainger Inc.	48	9,103
		111,670
INFORMATION TECHNOLOGY - 22.6%
Alliance Data Systems Corp. (e)	116	15,620
Aruba Networks Inc. (c) (e)	287	4,322
Avago Technologies Ltd.	309	11,090
Citrix Systems Inc. (c)	111	9,334
F5 Networks Inc. (c)	73	7,258
FactSet Research Systems Inc.	80	7,435
FleetCor Technologies Inc. (c)	167	5,848
Fortinet Inc. (c)	210	4,881
KLA-Tencor Corp.	192	9,461
Microchip Technology Inc. (e)	234	7,744
Micros Systems Inc. (c)	123	6,292
NetApp Inc. (c)	143	4,550
Nuance Communications Inc. (c)	330	7,863
OpenTable Inc. (c) (e)	75	3,389
Rackspace Hosting Inc. (c)	92	4,042
Red Hat Inc. (c)	151	8,512
TIBCO Software Inc. (c)	225	6,738
VeriFone Holdings Inc. (c)	160	5,281
Xilinx Inc.	204	6,832
		136,492
MATERIALS - 4.8%
FMC Corp.	173	9,225
Sherwin-Williams Co.	114	15,088
WR Grace & Co. (c)	87	4,394
		28,707
Total Common Stocks (cost $558,475)		575,331

SHORT TERM INVESTMENTS - 14.3%

Investment Company - 4.6%
JNL Money Market Fund, 0.09% (a) (h)	27,676	27,676

Securities Lending Collateral - 9.7%
Securities Lending Cash Collateral Fund LLC, 0.34% (a) (h)	58,358	58,358
Securities Lending Liquidating Fund LLC, 0.38% (a) (h)	146	143
		58,501
Total Short Term Investments (cost $86,180)		86,177

Total Investments - 109.7% (cost $644,655)		661,508
Other Assets and Liabilities, Net - (9.7%)		(58,407)
Total Net Assets - 100.0%		$603,101

JNL/Lazard Emerging Markets Fund

Sector Weightings:	Percentage of Total Investments
Financials	22.8%
Information Technology	16.9
Consumer Staples	13.2
Telecommunication Services	11.6
Materials	10.5
Industrials	7.9
Consumer Discretionary	6.2
Energy	5.0
Utilities	1.2
Health Care	0.1
Short Term Investments	4.6
Total Investments	100.0%

COMMON STOCKS - 98.4%

CONSUMER DISCRETIONARY - 6.3%
CFAO SA	204	$9,648
Cia Hering	14	256
Corp GEO SAB de CV (c)	319	358
Daphne International Holdings Ltd.	520	531
Desarrolladora Homex SAB de CV - ADR (c) (e)	4	63
Grupo Televisa SA - GDR	563	12,083
Hyundai Mobis	74	17,918
Kia Motors Corp.	11	713
Mando Corp.	5	732
MRV Engenharia e Participacoes SA	131	603
Sands China Ltd.	198	636
Truworths International Ltd.	1,460	16,015
Woolworths Holdings Ltd.	875	5,391
Woongjin Coway Co. Ltd.	390	12,182
		77,129
CONSUMER STAPLES - 13.6%
British American Tobacco Plc	525	9,290
Cia de Bebidas das Americas - ADR	355	13,615
CP ALL PCL	7,522	8,466
Eastern Tobacco	238	3,140
Hite Jinro Co. Ltd.	159	3,006
Kimberly-Clark de Mexico SAB de CV	4,662	9,132
KT&G Corp.	371	26,309
Magnit OJSC - GDR (r)	352	10,635
Massmart Holdings Ltd.	151	3,117
Natura Cosmeticos SA	809	18,655
Oriflame Cosmetics SA - SDR (e)	228	7,632
Shoprite Holdings Ltd.	1,348	24,883
Souza Cruz SA	1,067	15,501
Tiger Brands Ltd.	396	11,884
X5 Retail Group NV - GDR	27	608
		165,873
ENERGY - 5.1%
Alliance Oil Co. Ltd. - SDR (c) (e)	59	538
Banpu PCL	188	2,674
CNOOC Ltd.	1,266	2,552
Eurasia Drilling Co. Ltd. - GDR	30	771
Gazprom OAO - ADR	1	11
Gazprom OAO - ADR	720	6,833
Gazprom OAO - ADR	657	6,241

See accompanying Notes to Financial Statements.

	Shares/Par (p)	Value
Lukoil OAO - ADR	3	179
Lukoil OAO - ADR (c)	173	9,701
Oil & Gas Development Co. Ltd.	4,317	7,357
Pacific Rubiales Energy Corp.	50	1,055
Pakistan Petroleum Ltd.	4,064	8,116
Petroleo Brasileiro SA - ADR	37	668
PT Tambang Batubara Bukit Asam Tbk	3,032	4,777
PTT Exploration & Production PCL	797	4,245
TMK OAO - GDR	27	322
TMK OAO - GDR	20	237
YPF SA - ADR	478	5,908
		62,185
FINANCIALS - 23.5%
Agricultural Bank of China (e)	2,095	849
Akbank T.A.S.	3,269	11,985
Banco do Brasil SA	3,318	32,133
BanColombia SA - ADR	12	717
Bank Mandiri Persero Tbk PT	22,489	17,450
Bank of India	1,376	8,594
Bank Rakyat Indonesia Persero Tbk PT	1,233	844
China Construction Bank Corp.	37,611	25,985
Commercial International Bank	2,941	12,771
Grupo Financiero Banorte SAB de CV	181	934
Halyk Savings Bank of Kazakhstan JSC - GDR (c)	54	269
ICICI Bank Ltd. - ADR	27	888
KB Financial Group Inc.	480	15,665
Korea Life Insurance Co. Ltd.	2,619	14,767
Nedbank Group Ltd.	583	12,427
OTP Bank Rt (e)	959	15,244
Ping an Insurance Group Co. of China Ltd. (e)	115	930
Punjab National Bank Ltd.	1,123	16,371
Sanlam Ltd.	2,430	10,670
Sberbank of Russia - ADR	2,106	22,782
Shinhan Financial Group Co. Ltd.	783	27,460
Standard Bank Group Ltd.	854	11,577
Turkiye Is Bankasi SA	9,065	24,135
		285,447
HEALTH CARE - 0.1%
Genomma Lab Internacional SAB de CV (e)	403	795

INDUSTRIALS - 8.1%
Bharat Heavy Electricals Ltd.	2,713	11,409
Bidvest Group Ltd.	781	17,447
Changsha Zoomlion Heavy Industry Science and Technology Development Co. Ltd. (e)	543	699
China National Materials Co. Ltd.	1,438	449
China State Construction International Holdings Ltd. (e)	1,110	1,053
Cia de Concessoes Rodoviarias	1,500	12,166
Globaltrans Investment Plc - GDR	53	956
KOC Holding A/S	3,440	13,172
KOC Holding A/S - ADR	37	713
Localiza Rent a Car SA	32	486
Murray & Roberts Holdings Ltd. (c)	2,784	8,453
Orascom Construction Industries	355	14,810
United Tractors Tbk PT	3,848	8,853
Weichai Power Co. Ltd. (e)	1,978	7,902
		98,568
INFORMATION TECHNOLOGY - 17.5%
AAC Technologies Holdings Inc.	224	652
Cielo SA	1,294	37,841
Cielo SA - ADR (e)	32	950
HON HAI Precision Industry Co. Ltd.	164	496
HON HAI Precision Industry Co. Ltd. - GDR	1,765	10,702
HTC Corp.	1,006	13,285
HTC Corp. - GDR	9	494
Infosys Technologies Ltd. - ADR (e)	137	6,173
MediaTek Inc.	964	8,903
Netease.com - ADR (c)	192	11,299
NHN Corp.	81	17,755
Redecard SA	2,341	38,280
Samsung Electronics Co. Ltd.	30	31,546
Synnex Technology International Corp.	298	729
Taiwan Semiconductor Manufacturing Co. Ltd.	215	589
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	1,395	19,478
Tata Consultancy Services Ltd.	542	12,501
Tripod Technology Corp.	160	455
		212,128
MATERIALS - 10.9%
Anglo American Plc	72	2,400
Cia Siderurgica Nacional SA - ADR (e)	1,645	9,324
First Quantum Minerals Ltd.	505	8,920
Grupo Mexico SAB de CV (e)	7,128	21,187
Hidili Industry International Development Ltd. (e)	1,078	302
Huabao International Holdings Ltd. (e)	17,672	8,789
Jindal Steel & Power Ltd.	1,200	10,214
Kumba Resources Ltd.	38	877
Pretoria Portland Cement Co. Ltd.	2,504	8,194
Semen Gresik Persero Tbk PT	6,935	8,417
Siam Cement PCL	961	11,026
Uralkali - GDR	295	11,371
Uralkali - GDR	10	399
Vale SA - ADR	1,499	29,750
Vale SA - ADR	39	765
		131,935
TELECOMMUNICATION SERVICES - 12.0%
America Movil SAB de CV - ADR	717	18,678
China Mobile Ltd. - ADR	375	20,521
Mobile Telesystems - ADR (e)	1,273	21,894
NII Holdings Inc. - Class B (c)	22	222
Philippine Long Distance Telephone Co. - ADR	422	26,852
PT Telekomunikasi Indonesia - ADR	771	26,838
Turkcell Iletisim Hizmet A/S	4,068	20,628
Turkcell Iletisim Hizmet A/S - ADR (c)	46	578
Vodacom Group Ltd.	803	9,146
		145,357
UTILITIES - 1.3%
Companhia Energetica de Minas Gerais - ADR	581	10,699
Perusahaan Gas Negara PT	12,959	4,906
		15,605
Total Common Stocks (cost $1,264,767)		1,195,022

PREFERRED STOCKS - 0.0%

INDUSTRIALS - 0.0%
Marcopolo SA	121	535

Total Preferred Stocks (cost $554)		535

SHORT TERM INVESTMENTS - 4.8%

Investment Company - 1.6%
JNL Money Market Fund, 0.09% (a) (h)	18,925	18,925

See accompanying Notes to Financial Statements.

	Shares/Par (p)	Value
Securities Lending Collateral - 3.2%
Securities Lending Cash Collateral Fund LLC, 0.34% (a) (h)	38,029	38,029
Securities Lending Liquidating Fund LLC, 0.38% (a) (h)	282	275
		38,304
Total Short Term Investments (cost $57,236)		57,229

Total Investments - 103.2% (cost $1,322,557)		1,252,786
Other Assets and Liabilities, Net - (3.2%)		(38,386)
Total Net Assets - 100.0%		$1,214,400

JNL/M&G Global Leaders Fund

Sector Weightings:	Percentage of Total Investments
Industrials	19.1%
Information Technology	15.7
Consumer Discretionary	12.1
Health Care	10.7
Financials	10.6
Consumer Staples	8.5
Energy	6.8
Materials	6.5
Telecommunication Services	2.0
Utilities	1.4
Short Term Investments	6.6
Total Investments	100.0%

COMMON STOCKS - 97.0%

CONSUMER DISCRETIONARY - 12.6%
Aaron’s Inc.	12	$326
Amer Sports Oyj	37	426
CBS Corp.	15	479
Harley-Davidson Inc.	9	421
Lowe’s Cos. Inc.	28	782
Madison Square Garden Inc. - Class A (c)	8	315
MGM Resorts International (c)	22	247
Pioneer Corp. (c) (e)	98	345
Sega Sammy Holdings Inc.	29	596
Time Warner Cable Inc.	7	599
TripAdvisor Inc. (c)	10	440
		4,976
CONSUMER STAPLES - 8.8%
CVS Caremark Corp.	12	556
Dr. Pepper Snapple Group Inc.	18	770
HJ Heinz Co.	12	669
Kobayashi Pharmaceutical Co. Ltd.	7	372
Lawson Inc.	5	378
Tesco Plc	77	372
Treasury Wine Estates Ltd. (e)	85	381
		3,498
ENERGY - 7.1%
Anadarko Petroleum Corp.	9	609
China Petroleum & Chemical Corp.	378	338
Repsol YPF SA (e)	33	532
Santos Ltd.	40	435
Sunoco Inc.	10	475
Talisman Energy Inc.	36	408
		2,797
FINANCIALS - 10.9%
AIA Group Ltd.	132	455
Citigroup Inc.	20	559
Intesa Sanpaolo SpA (e)	385	548
Krung Thai Bank PCL	796	407
Krung Thai Bank PCL - NVDR	278	142
New World Development Ltd.	400	471
NOMOS-BANK - GDR (c)	29	353
State Bank of India Ltd. - GDR	5	357
Wells Fargo & Co.	31	1,037
		4,329
HEALTH CARE - 11.1%
Eli Lilly & Co.	20	871
Haemonetics Corp. (c)	4	297
Merck KGaA	3	293
Myriad Genetics Inc. (c)	24	563
Novartis AG	10	566
Pfizer Inc.	39	888
Sanofi-Aventis SA	12	916
		4,394
INDUSTRIALS - 19.9%
ABM Industries Inc.	15	288
Bodycote Plc	45	235
Deutsche Lufthansa AG	36	419
Fortune Brands Home & Security Inc. (c)	22	485
General Electric Co.	66	1,377
ITT Corp.	15	271
JGC Corp.	11	319
Nidec Corp. (e)	9	684
Noble Group Ltd.	453	405
Northrop Grumman Systems Corp.	8	536
Rheinmetall AG	8	408
Rolls-Royce Holdings Plc (c)	23	315
Snap-On Inc.	9	579
Toyota Tsusho Corp.	27	508
UTi Worldwide Inc.	31	460
Xylem Inc.	22	561
		7,850
INFORMATION TECHNOLOGY - 16.3%
Cisco Systems Inc.	38	647
eBay Inc. (c)	22	929
Hitachi Ltd.	141	869
Intel Corp.	27	722
Microsoft Corp.	19	578
Nomura Research Institute Ltd.	17	365
Omron Corp.	17	367
QUALCOMM Inc.	14	802
SAP AG	8	467
Yokogawa Electric Corp.	66	687
		6,433
MATERIALS - 6.7%
Anglo American Plc	19	635
BASF SE	6	399
Newmont Mining Corp.	14	689
Solvay SA	4	364
SunCoke Energy Inc. (c) (e)	28	411
Tikkurila Oyj (e)	10	166
		2,664
TELECOMMUNICATION SERVICES - 2.1%
China Communication Services Corp. Ltd.	470	234

See accompanying Notes to Financial Statements.

	Shares/Par (p)	Value
Vivendi SA	31	581
		815
UTILITIES - 1.5%
EDP - Energias do Brasil SA	89	578

Total Common Stocks (cost $37,979)		38,334

SHORT TERM INVESTMENTS - 6.8%

Investment Company - 3.4%
JNL Money Market Fund, 0.09% (a) (h)	1,345	1,345

Securities Lending Collateral - 3.4%
Securities Lending Cash Collateral Fund LLC, 0.34% (a) (h)	1,339	1,339

Total Short Term Investments (cost $2,684)		2,684

Total Investments - 103.8% (cost $40,663)		41,018
Other Assets and Liabilities, Net - (3.8%)		(1,513)
Total Net Assets - 100.0%		$39,505

JNL/Mellon Capital Management Emerging Markets Index Fund

Sector Weightings:	Percentage of Total Investments
Financials	23.4%
Information Technology	12.6
Materials	12.1
Energy	11.5
Telecommunication Services	7.6
Consumer Staples	7.6
Consumer Discretionary	7.4
Industrials	6.1
Utilities	3.5
Health Care	1.1
Investment Companies	1.5
Short Term Investments	5.6
Total Investments	100.0%

COMMON STOCKS - 90.1%

CONSUMER DISCRETIONARY - 7.2%
Anhanguera Educacional Participacoes SA	8	$100
ANTA Sports Products Ltd. (e)	54	33
Arcelik A/S	15	74
Astra International Tbk PT	1,463	1,078
AviChina Industry & Technology Co. Ltd.	124	41
Bajaj Auto Ltd.	6	176
BEC World PCL	73	117
Belle International Holdings Ltd.	344	589
Berjaya Sports Toto Bhd	54	73
Bosideng International Holdings Ltd.	200	52
Brilliance China Automotive Holdings Ltd. (c)	192	170
BYD Co. Ltd. (c) (e)	41	78
Cheng Shin Rubber Industry Co. Ltd.	104	263
China Motor Corp.	55	50
China ZhengTong Auto Services Holdings Ltd. (c) (e)	62	33
Cia Hering	10	192
Cyfrowy Polsat SA (c)	14	62
Dah Chong Hong Holdings Ltd. (e)	44	40
Daphne International Holdings Ltd.	76	78
Dongfeng Motor Group Co. Ltd. (e)	196	306
El Puerto de Liverpool SAB de CV	13	107
Far Eastern Department Stores Co. Ltd.	50	47
Ford Otomotiv Sanayi A/S	6	57
Formosa International Hotels Corp.	1	11
Formosa Taffeta Co. Ltd.	58	52
Foschini Ltd.	15	241
Geely Automobile Holdings Ltd. (e)	305	108
Genting Bhd	142	423
Genting Malaysia Bhd	229	261
Giant Manufacturing Co. Ltd.	24	111
Golden Eagle Retail Group Ltd. (e)	52	106
GOME Electrical Appliances Holdings Ltd. (e)	652	87
Great Wall Motor Co. Ltd. (e)	70	141
Guangzhou Automobile Group Co. Ltd. (e)	164	138
Haier Electronics Group Co. Ltd. (c)	57	69
Hankook Tire Co. Ltd.	7	265
Hengdeli Holdings Ltd.	152	49
Hero Honda Motors Ltd.	3	123
Hotai Motor Co. Ltd.	17	111
Hyundai Department Store Co. Ltd.	1	136
Hyundai Mobis	5	1,197
Hyundai Motor Co.	11	2,297
Hyundai Wia Corp.	1	173
Imperial Holdings Ltd.	14	292
Intime Department Store Group Co. Ltd.	83	82
Jollibee Foods Corp.	27	67
Kangwon Land Inc.	7	158
Kia Motors Corp.	19	1,258
LG Display Co. Ltd. (c)	17	314
LG Electronics Inc.	7	391
Lojas Renner SA	8	235
Lotte Shopping Co. Ltd.	1	208
Mahindra & Mahindra Ltd.	23	289
Mando Corp.	1	148
Maruti Suzuki India Ltd.	2	38
Mr Price Group Ltd.	19	255
MRV Engenharia e Participacoes SA	22	102
Nan Kang Rubber Tire Co. Ltd.	40	56
Naspers Ltd.	28	1,514
Parkson Holdings Bhd	31	46
Parkson Retail Group Ltd. (e)	95	85
PDG Realty SA Empreendimentos e Participacoes	73	129
Pick n Pay Stores Ltd.	19	102
Pou Chen Corp.	140	120
Ruentex Industries Ltd.	31	52
S.A.C.I. Falabella	32	288
Steinhoff International Holdings Ltd. (c) (e)	83	251
Tata Motors Ltd.	109	476
Titan Industries Ltd.	16	63
Truworths International Ltd.	33	363
Turkiye Sise ve Cam Fabrikalari A/S	17	28
TVN SA	5	12
UMW Holdings Bhd	52	151
Woolworths Holdings Ltd.	54	331
Woongjin Coway Co. Ltd.	4	136
Yulon Motor Co. Ltd.	51	91
Zee Entertainment Enterprises Ltd.	29	77
Zhongsheng Group Holdings Ltd.	30	36
		18,159

See accompanying Notes to Financial Statements.

	Shares/Par (p)	Value
CONSUMER STAPLES - 7.8%
Almacenes Exito SA	16	268
Amorepacific Corp.	—	194
Anadolu Efes Biracilik Ve Malt Sanayii A/S	13	166
Arca Continental SAB de CV	26	149
Astra Agro Lestari Tbk PT	25	54
BIM Birlesik Magazalar A/S	7	297
British American Tobacco Plc	8	133
Cencosud SA	62	340
Charoen Pokphand Foods PCL	227	277
Charoen Pokphand Indonesia Tbk PT	530	196
China Agri-Industries Holdings Ltd.	138	76
China Mengniu Dairy Co. Ltd.	93	246
China Resources Enterprise Ltd.	86	257
China Yurun Food Group Ltd. (e)	108	95
Cia Cervecerias Unidas SA	8	102
Cia de Bebidas das Americas	54	2,076
CJ CheilJedang Corp.	1	159
Coca-Cola Femsa SAB de CV	32	420
Coca-Cola Icecek A/S	5	71
Cosan SA Industria e Comercio	10	148
CP ALL PCL	315	355
Dabur India Ltd.	30	63
E-Mart Co. Ltd.	2	329
Eurocash SA	5	67
Fomento Economico Mexicano SAB de CV (e)	142	1,267
Genting Plantations Bhd	16	48
Godrej Consumer Products Ltd.	8	84
Grupo Bimbo SAB de CV (e)	117	288
Grupo Modelo SAB de CV	44	387
Gudang Garam Tbk PT	35	228
Hengan International Group Co. Ltd.	53	511
Hindustan Unilever Ltd.	65	529
Hypermarcas SA (c)	26	151
Indofood Sukses Makmur Tbk	357	185
ITC Ltd.	159	742
JBS SA (c)	30	89
Kernel Holding SA (c)	4	72
Kimberly-Clark de Mexico SAB de CV	109	214
KT&G Corp.	8	576
LG Household & Health Care Ltd.	1	349
Lotte Confectionery Co. Ltd.	—	52
Magnit OAO - GDR	19	587
Massmart Holdings Ltd.	7	145
Natura Cosmeticos SA	12	277
Orion Corp.	—	196
Perdigao SA	48	720
PPB Group Bhd	31	155
President Chain Store Corp.	39	208
Raia Drogasil SA	12	121
San Miguel Corp.	36	98
Shinsegae Co. Ltd.	—	82
Shoprite Holdings Ltd.	30	558
Souza Cruz SA	28	411
Spar Group Ltd.	13	185
Standard Foods Corp.	15	43
Sun Art Retail Group Ltd. (e)	143	158
Tiger Brands Ltd.	13	376
Tingyi Cayman Islands Holding Corp.	136	350
Tsingtao Brewery Co. Ltd. (e)	20	114
Uni-President China Holdings Ltd. (e)	72	67
Uni-President Enterprises Corp.	274	442
Unilever Indonesia Tbk PT	104	255
United Spirits Ltd.	5	58
Universal Robina Corp.	49	74
Vina Concha y Toro SA	29	56
Wal-Mart de Mexico SAB de CV (e)	388	1,038
Want Want China Holdings Ltd.	441	545
Wumart Stores Inc. (e)	30	61
		19,690
ENERGY - 10.9%
Adaro Energy Tbk PT	1,035	162
Banpu PCL	8	110
Bharat Petroleum Corp. Ltd.	6	75
Bumi Armada Bhd	66	84
Bumi Resources Tbk PT	1,088	130
Cairn India Ltd. (c)	17	94
China Coal Energy Co (e)	283	235
China Oilfield Services Ltd.	118	171
China Petroleum & Chemical Corp. (e)	1,232	1,101
China Shenhua Energy Co. Ltd.	252	892
CNOOC Ltd.	1,298	2,617
Coal India Ltd.	33	208
Ecopetrol SA	348	974
Energy Development Corp.	534	77
Gazprom OAO - ADR	391	3,717
Grupa Lotos SA (c)	4	37
GS Holdings Corp.	4	182
HRT Participacoes em Petroleo SA (c)	15	47
Indo Tambangraya Megah Tbk PT	35	135
IRPC PCL	813	92
Kunlun Energy Co. Ltd.	226	364
Lukoil OAO - ADR (c)	38	2,117
MOL Hungarian Oil and Gas Plc	3	219
NovaTek OAO - GDR	7	705
OGX Petroleo e Gas Participacoes SA (c)	90	247
Oil & Natural Gas Corp. Ltd.	57	293
PetroChina Co. Ltd. (e)	1,539	1,993
Petroleo Brasileiro SA	213	1,992
Petronas Dagangan Bhd	16	106
Polskie Gornictwo Naftowe i Gazownictwo SA	144	179
PT Tambang Batubara Bukit Asam Tbk	73	115
PTT Exploration & Production PCL	84	450
PTT PCL	63	640
Reliance Industries Ltd.	95	1,271
Rosneft Oil Co. - GDR	98	620
S-Oil Corp.	3	255
Sapurakencana Petroleum Bhd	166	115
Sasol Ltd.	40	1,683
SK Energy Co. Ltd.	4	547
Surgutneftegaz - ADR (e)	78	647
Tatneft - ADR	17	587
TMK OAO - GDR	7	82
Tupras Turkiye Petrol Rafine	9	191
Ultrapar Participacoes SA	24	542
Xinao Gas Holdings Ltd.	58	205
Yanzhou Coal Mining Co. Ltd.	154	243
		27,548
FINANCIALS - 22.1%
Absa Group Ltd.	20	347
African Bank Investments Ltd.	53	234
Agile Property Holdings Ltd. (e)	92	120
Agricultural Bank of China	1,515	614
Akbank T.A.S.	125	458
Alliance Financial Group Bhd	92	121
AMMB Holdings Bhd	126	251
Asya Katilim Bankasi A/S (c)	56	56
Attijariwafa Bank	3	98
Axis Bank Ltd.	16	294

See accompanying Notes to Financial Statements.

	Shares/Par (p)	Value
Ayala Corp.	14	156
Ayala Land Inc.	367	189
Banco de Chile	1,286	180
Banco de Credito e Inversiones	2	126
Banco do Brasil SA	40	383
Banco Santander Brasil SA	55	419
Banco Santander Chile	4,756	355
BanColombia SA	18	269
Bangkok Bank PCL	32	210
Bangkok Bank PCL - NVDR	63	381
Bank Central Asia Tbk PT	858	671
Bank Danamon Indonesia Tbk PT	209	134
Bank Handlowy w Warszawie SA	3	65
Bank Mandiri Persero Tbk PT	689	534
Bank Millennium SA (c)	44	49
Bank Negara Indonesia Persero Tbk PT	549	225
Bank of Ayudhya PCL	42	40
Bank of Ayudhya PCL - NVDR	103	97
Bank of Baroda	6	80
Bank of China Ltd.	5,477	2,104
Bank of Communications Co. Ltd.	506	343
Bank of India	8	50
Bank of the Philippine Islands	50	89
Bank Pekao SA	9	398
Bank Rakyat Indonesia Persero Tbk PT	782	536
BDO Unibank Inc.	110	166
BM&F Bovespa SA	131	659
BR Malls Participacoes SA	31	346
BR Properties SA	12	142
Bradespar SA	15	252
BRE Bank SA (c)	1	75
BS Financial Group Inc.	14	156
Bumiputra-Commerce Holdings Bhd	343	822
Canara Bank	4	31
Capital Securities Corp.	180	61
Cathay Financial Holding Co. Ltd.	498	494
CETIP SA	16	194
Chang Hwa Commercial Bank	264	141
China Citic Bank	549	284
China Construction Bank Corp.	5,224	3,609
China Development Financial Holding Corp.	981	234
China Everbright Ltd.	70	100
China Life Insurance Co. Ltd. (e)	542	1,427
China Life Insurance Co. Ltd.	126	119
China Merchants Bank Co. Ltd. (e)	282	534
China Minsheng Banking Corp. Ltd. (e)	395	354
China Overseas Land & Investment Ltd. (e)	302	711
China Pacific Insurance Group Co. Ltd. (e)	131	426
China Resources Land Ltd.	156	323
China Taiping Insurance Holdings Co. Ltd. (c)	55	90
Chinatrust Financial Holding Co. Ltd.	746	431
Chongqing Rural Commercial Bank (e)	193	79
CITIC Securities Co. Ltd. (e)	44	93
Commercial International Bank	32	140
Compartamos SAB de CV	88	103
Corp. Financiera Colombiana SA	5	77
Corpbanca	7,456	94
Country Garden Holdings Co. (c)	286	114
Credicorp Ltd.	5	604
Cyrela Brazil Realty SA	23	166
Daewoo Securities Co. Ltd.	13	125
DGB Financial Group Inc.	11	133
Discovery Holdings Ltd.	20	129
DLF Ltd.	27	96
Dongbu Insurance Co. Ltd.	3	97
Douja Promotion Groupe Addoha SA	7	57
E. Sun Financial Holding Co. Ltd.	296	153
Egyptian Financial Group-Hermes Holding	29	49
Egyptian Kuwaiti Holding Co. SAE	55	64
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S	48	58
Evergrande Real Estate Group Ltd. (e)	374	194
Far East Horizon Ltd.	68	48
Farglory Land Development Co. Ltd.	32	57
First Financial Holding Co. Ltd.	430	253
FirstRand Ltd.	224	726
Franshion Properties China Ltd.	274	83
Fubon Financial Holding Co. Ltd.	391	396
Growthpoint Properties Ltd.	116	328
Grupo de Inversiones Suramericana SA	17	289
Grupo Financiero Banorte SAB de CV	131	675
Grupo Financiero Inbursa SA	143	321
Guangdong Investment Ltd.	178	129
Guangzhou R&F Properties Co. Ltd.	82	109
Haci Omer Sabanci Holding A/S	58	242
Hana Financial Group Inc.	17	543
HDFC Bank Ltd.	110	1,122
Highwealth Construction Corp.	40	63
Hong Leong Bank Bhd	48	189
Hong Leong Financial Group Bhd	11	43
Housing Development Finance Corp.	77	904
Hua Nan Financial Holdings Co. Ltd.	370	206
Hyundai Marine & Fire Insurance Co. Ltd.	4	105
Hyundai Securities Co. Ltd.	10	79
ICICI Bank Ltd.	32	513
Industrial & Commercial Bank of China	4,728	2,650
Industrial Bank of Korea	13	141
Infrastructure Development Finance Co. Ltd.	73	180
Investec Ltd.	15	90
Kasikornbank PCL	44	231
Kasikornbank PCL - NVDR	86	445
KB Financial Group Inc.	27	878
Komercni Banka A/S	1	187
Korea Exchange Bank	16	113
Korea Investment Holdings Co. Ltd.	3	104
Korea Life Insurance Co. Ltd.	16	88
Kotak Mahindra Bank Ltd.	21	223
Krung Thai Bank Plc	244	125
Liberty Holdings Ltd.	8	87
LIC Housing Finances Ltd.	24	118
Longfor Properties Co. Ltd. (e)	85	134
LSR Group - GDR	15	64
Malayan Banking Bhd	241	664
Mega Financial Holdings Co. Ltd.	556	412
Metropolitan Bank & Trust Co.	33	73
Mirae Asset Securities Co. Ltd.	2	47
MMI Holdings Ltd.	70	153
Multiplan Empreendimentos Imobiliarios SA	6	134
National Societe Generale Bank SAE	3	13
Nedbank Group Ltd. (e)	15	319
OTP Bank Rt (e)	17	271
PICC Property & Casualty Co. Ltd.	206	234
Ping an Insurance Group Co. of China Ltd. (e)	126	1,019
Poly Hong Kong Investments Ltd. (c) (e)	130	71
Porto Seguro SA	10	83
Power Finance Corp. Ltd.	13	42
Powszechna Kasa Oszczednosci Bank Polski SA	46	477
Powszechny Zaklad Ubezpieczen SA	4	388
Public Bank Bhd	69	302
Redefine Properties Ltd.	219	230
Reliance Capital Ltd.	8	49
Remgro Ltd.	31	497

See accompanying Notes to Financial Statements.

	Shares/Par (p)	Value
RHB Capital Bhd	51	120
RMB Holdings Ltd.	50	214
RMI Holdings	42	90
Ruentex Development Co. Ltd.	54	84
Rural Electrification Corp. Ltd.	25	85
Samsung Card Co. Ltd.	3	84
Samsung Fire & Marine Insurance Co. Ltd.	3	523
Samsung Life Insurance Co. Ltd.	4	340
Samsung Securities Co. Ltd.	4	177
Sanlam Ltd.	132	581
Sberbank of Russia - ADR	161	1,739
Shimao Property Holdings Ltd. (e)	94	145
Shin Kong Financial Holding Co. Ltd. (c)	477	139
Shinhan Financial Group Co. Ltd.	31	1,089
Shriram Transport Finance Co. Ltd.	10	97
Shui On Land Ltd. (e)	189	77
Siam Commercial Bank PCL	114	534
Sino-Ocean Land Holdings Ltd. (e)	183	91
SinoPac Financial Holdings Co. Ltd.	376	143
SM Investments Corp.	16	282
SM Prime Holdings Inc.	462	143
Soho China Ltd.	155	119
SP Setia Berhad	60	71
Standard Bank Group Ltd.	83	1,124
State Bank of India Ltd.	10	385
Sul America SA	7	53
Taishin Financial Holding Co. Ltd.	333	129
Taiwan Business Bank (c)	273	79
Taiwan Cooperative Financial Holding (c)	304	181
Talaat Moustafa Group (c)	87	63
Turkiye Garanti Bankasi A/S	168	663
Turkiye Halk Bankasi A/S	23	177
Turkiye Is Bankasi SA	117	313
Turkiye Vakiflar Bankasi T.A.O.	64	133
UEM Land Holdings Bhd (c)	133	88
Unitech Ltd. (c)	104	41
VTB Bank OJSC - GDR	101	359
Woori Finance Holdings Co. Ltd.	26	284
Woori Investment & Securities Co. Ltd.	10	93
Yapi ve Kredi Bankasi A/S (c)	60	124
Yuanta Financial Holding Co. Ltd. (c)	561	257
Yuexiu Property Co. Ltd.	396	97
		55,851
HEALTH CARE - 1.1%
Amil Participacoes SA	10	102
Aspen Pharmacare Holdings Ltd. (c)	20	307
Celltrion Inc.	7	179
Cipla Ltd.	26	148
Diagnosticos da America SA	18	118
Dr. Reddy’s Laboratories Ltd.	7	218
Gedeon Richter Rt	1	168
Kalbe Farma Tbk PT	294	119
Life Healthcare Group Holdings Ltd.	74	281
Lupin Ltd.	12	117
Netcare Ltd.	57	112
Odontoprev SA	20	101
Piramal Healthcare Ltd.	6	60
Ranbaxy Laboratories Ltd. (c)	11	93
Shandong Weigao Group Medical Polymer Co. Ltd.	112	125
Shanghai Pharmaceuticals Holding Co. Ltd.	28	35
Sihuan Pharmaceutical Holdings Group Ltd.	150	55
Sinopharm Group Co. Ltd.	61	169
Sun Pharmaceutical Industries Ltd.	22	252
Yuhan Corp.	—	57
		2,816
INDUSTRIALS - 6.3%
Aboitiz Equity Ventures Inc.	124	145
Adani Enterprises Ltd.	15	59
Aditya Birla Nuvo Ltd.	4	57
Air China Ltd.	124	74
AirAsia Bhd	82	92
Airtac International Group	8	46
Alfa SAB de CV	22	347
All America Latina Logistica SA	29	124
Alliance Global Group Inc.	299	82
Barloworld Ltd.	16	158
Beijing Capital International Airport Co. Ltd.	116	71
Beijing Enterprises Holdings Ltd.	37	220
Berjaya Corp. Bhd	189	47
Bharat Heavy Electricals Ltd.	42	178
Bidvest Group Ltd.	21	475
Changsha Zoomlion Heavy Industry Science and Technology Development Co. Ltd. (e)	109	140
China Airlines Ltd.	138	62
China Communications Constructions Co. Ltd.	320	284
China COSCO Holdings Co. Ltd. (c) (e)	210	94
China Merchants Holdings International Co. Ltd.	80	245
China Railway Construction Corp. Ltd. (e)	161	135
China Railway Group Ltd. (e)	313	132
China Rongsheng Heavy Industries Group Holdings Ltd. (e)	161	38
China Shipping Container Lines Co. Ltd. (c) (e)	236	57
China Shipping Development Co. Ltd.	82	39
China Southern Airlines Co. Ltd. (e)	168	75
China State Construction International Holdings Ltd.	122	116
Cia de Concessoes Rodoviarias	64	521
Citic Pacific Ltd. (e)	105	160
CJ Corp.	1	59
COSCO Pacific Ltd.	126	173
CSR Corp. Ltd. (e)	150	118
CTCI Corp.	53	99
Daelim Industrial Co. Ltd.	2	172
Daewoo Engineering & Construction Co. Ltd. (c)	6	46
Daewoo International Corp.	2	62
Daewoo Shipbuilding & Marine Engineering Co. Ltd.	7	156
DMCI Holdings Inc.	48	65
Dongfang Electric Corp. Ltd. (e)	17	35
Dongkuk Steel Mill Co. Ltd.	3	38
Doosan Corp.	1	84
Doosan Heavy Industries and Construction Co. Ltd.	4	187
Doosan Infracore Co. Ltd. (c)	7	113
EcoRodovias Infraestrutura e Logistica SA	14	110
Empresa Brasileira de Aeronautica SA	40	263
Empresas COPEC SA	31	456
Enka Insaat ve Sanayi A/S	25	68
Eva Airways Corp.	139	85
Evergreen Marine Corp. Taiwan Ltd.	107	58
Far Eastern New Century Corp	209	222
Fosun International Ltd.	110	57
Gamuda Berhad	111	123
GMR Infrastructure Ltd. (c)	31	14
Grupo Aeroportuario del PacifiCo SAB de CV	25	99
Grupo Carso SAB de CV	45	147

See accompanying Notes to Financial Statements.

	Shares/Par (p)	Value
GS Engineering & Construction Corp.	2	157
Hiwin Technologies Corp.	12	123
Hyundai Development Co.	5	100
Hyundai Engineering & Construction Co. Ltd.	5	270
Hyundai Glovis Co. Ltd.	1	168
Hyundai Heavy Industries	3	698
Hyundai Merchant Marine Co. Ltd. (c)	2	52
Hyundai Mipo Dockyard Co. Ltd.	1	85
IJM Corp. Bhd	99	157
International Container Terminal Services Inc.	51	89
Jaiprakash Associates Ltd.	79	106
Jasa Marga Persero Tbk PT	123	71
Jiangsu Expressway Co. Ltd.	71	67
KCC Corp.	—	83
KOC Holding A/S	53	203
Korea Aerospace Industries Ltd.	3	69
Korean Air Lines Co. Ltd. (c)	2	92
Lan Airlines SA	20	513
Larsen & Toubro Ltd.	15	375
Localiza Rent a Car SA	10	152
Lonking Holdings Ltd. (e)	143	35
LS Corp.	1	102
LS Corp.	1	57
Malaysia Airports Holdings Bhd	35	62
Malaysia Marine and Heavy Engineering Holdings Bhd	35	59
Metallurgical Corp. of China Ltd. (c)	236	51
MISC Bhd	88	129
MMC Corp. Bhd	70	58
Multiplus SA	3	64
Mundra Port and Special Economic Zone Ltd.	20	44
Obrascon Huarte Lain Brasil SA	10	89
Orascom Construction Industries	7	295
Reunert Ltd.	14	115
S1 Corp.	1	59
Samsung C&T Corp.	9	513
Samsung Engineering Co. Ltd.	2	359
Samsung Heavy Industries Co. Ltd.	11	373
Samsung Techwin Co. Ltd.	3	199
Sany Heavy Equipment International Holdings Co. Ltd.	72	39
Shanghai Electric Group Co. Ltd.	226	93
Shanghai Industrial Holdings Ltd.	48	127
Siemens Ltd.	4	57
Sime Darby Bhd	195	609
SK Holdings Co. Ltd.	2	214
SK Networks Co. Ltd.	11	86
STX Pan Ocean Co. Ltd.	9	36
Taiwan Glass Industrial Corp.	55	47
TAV Havalimanlari Holding A/S	13	72
Teco Electric and Machinery Co. Ltd.	161	105
Turk Hava Yollari AO (c)	39	69
U-Ming Marine Transport Corp.	36	58
United Tractors Tbk PT	119	274
Walsin Lihwa Corp.	205	57
Wan Hai Lines Ltd.	103	51
Weichai Power Co. Ltd. (e)	32	128
Yang Ming Marine Transport Corp.	75	34
Zhejiang Expressway Co. Ltd.	136	90
Zhuzhou CSR Times Electric Co. Ltd.	38	104
		16,025
INFORMATION TECHNOLOGY - 12.8%
Acer Inc. (c)	176	184
Advanced Semiconductor Engineering Inc.	380	312
Advantech Co. Ltd.	19	63
Asseco Poland SA	4	62
Asustek Computer Inc.	47	432
AU Optronics Corp. (c)	523	213
Catcher Technology Co. Ltd.	43	287
Cheng Uei Precision Industry Co. Ltd.	26	52
Chicony Electronics Co. Ltd.	31	58
Chimei Innolux Corp. (c)	335	140
Cielo SA	22	632
Clevo Co.	35	51
Compal Electronics Inc.	296	274
Delta Electronics Inc.	133	408
E. Ink Holdings Inc.	46	51
Epistar Corp.	45	100
Everlight Electronics Co. Ltd.	29	50
Foxconn Technology Co. Ltd.	54	197
HCL Technologies Ltd.	5	44
HON HAI Precision Industry Co. Ltd.	659	1,993
HTC Corp.	51	673
Hynix Semiconductor Inc. (c)	38	803
Infosys Technologies Ltd.	31	1,418
Inotera Memories Inc. (c)	152	36
Inventec Co. Ltd.	136	44
Kinsus Interconnect Technology Corp.	19	52
Largan Precision Co. Ltd.	7	146
Lenovo Group Ltd. (e)	434	370
LG Innotek Co. Ltd. (c)	1	56
Lite-On Technology Corp.	138	174
Macronix International Co., Ltd.	213	68
MediaTek Inc.	71	656
Motech Industries Inc. (c)	30	42
MStar Semiconductor Inc.	27	182
Nan Ya Printed Circuit Board Corp.	5	9
NCSoft Corp.	1	250
NHN Corp.	3	659
Novatek Microelectronics Corp.	41	127
Pegatron Corp.	123	162
Phison Electronics Corp.	7	57
Powertech Technology Inc.	42	82
Quanta Computer Inc.	177	475
Radiant Opto-Electronics Corp.	33	168
Realtek Semiconductor Corp.	30	55
Redecard SA	25	406
Richtek Technology Corp.	11	65
Samsung Electro-Mechanics Co. Ltd.	4	388
Samsung Electronics Co. Ltd.	8	8,447
Samsung SDI Co.	2	332
Satyam Computer Services Ltd. (c)	44	62
Siliconware Precision Industries Co.	210	221
Simplo Technology Co. Ltd.	17	117
Sino-American Silicon Products Inc.	26	41
SK C&C Co. Ltd.	2	148
Synnex Technology International Corp.	86	211
Taiwan Semiconductor Manufacturing Co. Ltd.	1,780	4,874
Tata Consultancy Services Ltd.	34	789
Tencent Holdings Ltd.	73	2,167
Totvs SA	9	168
TPK Holding Co. Ltd.	13	165
Transcend Information Inc.	21	59
Tripod Technology Corp.	35	100
Unimicron Technology Corp.	92	105
United Microelectronics Corp.	901	392
Wintek Corp.	82	45
Wipro Ltd.	34	249
Wistron Corp.	144	178
WPG Holdings Co. Ltd.	91	107

See accompanying Notes to Financial Statements.

	Shares/Par (p)	Value
Zhen Ding Technology Holding Ltd.	15	47
		32,250
MATERIALS - 10.9%
ACC Ltd.	3	68
African Rainbow Minerals Ltd.	8	162
Aluminum Corp. of China Ltd. (c) (e)	314	136
Ambuja Cements Ltd.	50	158
Angang Steel Co. Ltd. (c) (e)	76	42
Anglo Platinum Ltd. (e)	5	278
AngloGold Ashanti Ltd.	28	949
Anhui Conch Cement Co. Ltd. (e)	90	246
ArcelorMittal South Africa Ltd.	14	90
Asia Cement Corp.	130	165
Asian Paints Ltd.	2	141
Assore Ltd.	2	70
Aveng Ltd.	26	116
BBMG Corp.	74	52
CAP SA	5	199
Cementos Argos SA	25	99
Cemex SAB de CV (e)	787	530
Cheil Industries Inc.	3	286
China Blue Chemical Ltd.	156	89
China National Building Material Co. Ltd. (e)	208	227
China Petrochemical Development Corp.	110	93
China Resources Cement Holdings Ltd. (e)	130	76
China Shanshui Cement Group Ltd.	140	97
China Steel Corp.	805	758
China Zhongwang Holdings Ltd. (c)	141	54
Cia de Minas Buenaventura SA - ADR	15	551
Cia Siderurgica Nacional SA	50	280
Dongyue Group (e)	65	31
Duratex SA	20	108
Empresas COPEC SA	79	313
Eregli Demir ve Celik Fabrikalari TAS	53	59
Eternal Chemical Co. Ltd.	81	61
Feng Hsin Iron & Steel Co.	44	74
Fibria Celulose SA (c)	20	148
Formosa Chemicals & Fibre Corp.	219	580
Formosa Petrochemical Corp.	86	234
Formosa Plastics Corp.	280	755
Fushan International Energy Group Ltd.	264	69
Gold Fields Ltd.	53	674
Grupo Mexico SAB de CV	281	835
Hanwha Chem Corp.	7	125
Hanwha Corp.	3	81
Harmony Gold Mining Co. Ltd	28	259
Hindalco Industries Ltd.	83	181
Honam Petrochemical Corp.	1	212
Huabao International Holdings Ltd. (e)	100	50
Hyosung Corp.	2	92
Hyundai Hysco	2	71
Hyundai Steel Co.	4	287
Impala Platinum Holdings Ltd.	41	681
Indorama Ventures PCL	100	88
Industrias Penoles SAB de CV	10	410
International Nickel Indonesia Tbk PT	136	39
Inversiones Argos SA	24	218
IOI Corp.	227	373
Jastrzebska Spolka Weglowa SA	2	69
Jiangxi Copper Co. Ltd.	102	227
Jindal Steel & Power Ltd.	28	237
JSW Steel Ltd.	5	59
KGHM Polska Miedz SA	10	459
Kingboard Chemical Holdings Ltd.	49	95
Korea Kumho Petrochemical	1	91
Korea Zinc Co. Ltd.	1	220
Koza Altin Isletmeleri A/S	3	53
KP Chemical Corp.	4	43
Kuala Lumpur Kepong Bhd	37	267
Kumba Iron Ore Ltd. (e)	5	366
Kumba Resources Ltd.	9	222
Lafarge Malayan Cement Bhd	27	62
LCY Chemical Corp.	32	51
Lee & Man Paper Manufacturing Ltd.	133	54
LG Chem Ltd.	7	321
LG Chem Ltd.	3	880
Mechel OAO - ADR (e)	10	66
Mexichem SAB de CV (e)	54	234
Minera Frisco SAB de CV (c) (e)	40	168
Minmetals Resources Ltd. (c)	84	35
MMC Norilsk Nickel - ADR	36	594
MMX Mineracao e Metalicos SA (c)	13	39
Nan Ya Plastics Corp.	344	620
Nine Dragons Paper Holdings Ltd.	91	52
Northam Platinum Ltd.	12	33
Novolipetsk Steel OJSC - GDR	7	115
OCI Co. Ltd.	1	212
Petronas Chemicals Group Bhd	193	395
Polski Koncern Naftowy ORLEN SA (c)	24	272
POSCO Inc.	5	1,518
Pretoria Portland Cement Co. Ltd.	34	110
PT Indocement Tunggal Prakarsa Tbk	110	205
PTT Global Chemical PCL	119	210
Sappi Ltd. (c)	33	111
Semen Gresik Persero Tbk PT	204	248
Sesa Goa Ltd.	30	104
Severstal OAO - GDR	14	166
Severstal OAO - GDR	4	47
Siam Cement PCL	8	90
Siam Cement PCL - NVDR	30	303
Sinopec Shanghai Petrochemical Co. Ltd.	160	47
Southern Copper Corp.	12	387
Sterlite Industries India Ltd.	106	198
Synthos SA	41	73
Taiwan Cement Corp.	238	285
Taiwan Fertilizer Co. Ltd.	62	143
Tata Steel Ltd.	20	160
Thai Oil PCL	51	93
TSRC Corp.	31	77
Tung Ho Steel Enterprise Corp.	69	68
Ultratech Cement Ltd.	4	117
United Phosphorus Ltd.	23	52
Uralkali - GDR	20	787
Vale SA	91	1,806
Volcan Cia Minera SAA	128	144
Yingde Gases (e)	48	44
Zhaojin Mining Industry Co. Ltd.	56	73
Zijin Mining Group Co. Ltd. (e)	432	147
		27,544
TELECOMMUNICATION SERVICES - 7.7%
Advanced Info Service PCL	64	375
America Movil SAB de CV	2,849	3,724
Axiata Group Bhd	189	327
Bharti Airtel Ltd.	40	220
China Communication Services Corp. Ltd.	202	101
China Mobile Ltd.	436	4,783
China Telecom Corp. Ltd.	1,032	453
China Unicom Hong Kong Ltd.	334	420
Chunghwa Telecom Co. Ltd.	267	840
DiGi.Com Bhd	232	312

See accompanying Notes to Financial Statements.

	Shares/Par (p)	Value
ENTEL Chile SA	9	166
Far EasTone Telecommunications Co. Ltd.	104	226
Globe Telecom Inc.	2	58
Idea Cellular Ltd. (c)	48	65
Indonesian Satellite Corp.	99	46
KT Corp. - ADR	6	74
LG Telecom Ltd.	17	82
Magyar Telekom Telecommunications Plc	25	49
Maroc Telecom	7	83
Maxis Bhd	130	262
Mobile Telesystems - ADR (e)	38	648
MTN Group Ltd.	123	2,124
Oi SA	15	72
Orascom Telecom Holding SAE (c)	165	84
Orascom Telecom Media And Technology Holding SAE	100	24
Philippine Long Distance Telephone Co.	3	206
Reliance Communications Ltd.	35	40
Rostelecom OJSC - ADR (c)	14	312
Sistema JSFC - GDR	10	190
SK Telecom Co. Ltd.	1	76
SK Telecom Co. Ltd. - ADR (e)	1	12
Taiwan Mobile Co. Ltd.	120	396
Telecom Egypt Co.	32	69
Telefonica O2 Czech Republic A/S	10	184
Telekom Malaysia Bhd	89	158
Telekomunikacja Polska SA	52	241
Telekomunikasi Indonesia Tbk PT	743	649
Tim Participacoes SA	62	341
Turk Telekomunikasyon A/S	40	162
Turkcell Iletisim Hizmet A/S	53	269
Vodacom Group Ltd.	27	304
XL Axiata Tbk PT	117	77
ZTE Corp. (e)	37	72
		19,376
UTILITIES - 3.3%
Aboitiz Power Corp.	133	108
AES Gener SA	186	107
Aguas Andinas SA - Class A	219	135
Centrais Eletricas Brasileiras SA	22	155
CEZ A/S	12	405
China Gas Holdings Ltd.	244	122
China Longyuan Power Group Corp.	141	93
China Resources Gas Group Ltd.	54	93
China Resources Power Holdings Co. Ltd.	146	301
Cia de Saneamento Basico do Estado de Sao Paulo	8	318
Cia de Saneamento de Minas Gerais	4	76
Cia Energetica de Minas Gerais	35	654
Colbun SA (c)	555	154
CPFL Energia SA	18	228
Datang International Power Generation Co. Ltd.	260	103
E-CL SA	39	94
EDP - Energias do Brasil SA	21	133
Empresa Nacional de Electricidad SA	241	408
Enea SA	9	45
Enersis SA	1,004	378
Federal Hydrogenerating Co. JSC - ADR (c)	98	228
GAIL India Ltd.	30	191
GCL-Poly Energy Holdings Ltd. (e)	618	137
Glow Energy PCL	42	83
Huaneng Power International Inc. (e)	256	193
Interconexion Electrica SA	33	217
Isagen SA ESP	60	82
Korea Electric Power Corp. (c)	18	412
Korea Gas Corp.	1	40
Light SA	5	63
Manila Electric Co.	17	104
MPX Energia SA (c)	3	47
NTPC Ltd.	40	115
Perusahaan Gas Negara PT	784	297
Petronas Gas Bhd	44	253
PGE SA	50	295
Power Grid Corp. of India Ltd.	72	148
Reliance Infrastructure Ltd.	7	69
Reliance Power Ltd. (c)	47	92
Tata Power Co. Ltd.	60	114
Tauron Polska Energia SA	67	92
Tenaga Nasional Bhd	196	418
Tractebel Energia SA	12	211
YTL Corp. Bhd	361	231
YTL Power International Bhd	146	81
		8,323
Total Common Stocks (cost $240,381)		227,582

PREFERRED STOCKS - 6.8%

CONSUMER DISCRETIONARY - 0.5%
Grupo Televisa SA (e)	182	783
Hyundai Motor Co.	2	96
Hyundai Motor Co.	3	174
Lojas Americanas SA	29	191
		1,244
CONSUMER STAPLES - 0.1%
Cia Brasileira de Distribuicao Grupo Pao de Acucar	7	261

ENERGY - 1.1%
Petroleo Brasileiro SA	306	2,766

FINANCIALS - 2.3%
Banco Bradesco SA	138	2,045
Banco Davivienda SA	6	79
Banco do Estado do Rio Grande do Sul	15	103
BanColombia SA	23	364
Grupo Aval Acciones y Valores	113	72
Grupo de Inversiones Suramericana SA	4	74
Itau Unibanco Holding SA	165	2,301
Itausa - Investimentos Itau SA	187	787
		5,825
INFORMATION TECHNOLOGY - 0.4%
Samsung Electronics Co. Ltd.	1	983

MATERIALS - 1.8%
Braskem SA	11	74
Gerdau SA	61	531
Inversiones Argos SA	7	62
Klabin SA	35	155
LG Chem Ltd.	1	41
Metalurgica Gerdau SA	20	215
Sociedad Quimica y Minera de Chile SA	7	378
Usinas Siderurgicas de Minas Gerais SA	21	67
Vale SA	147	2,869
		4,392
TELECOMMUNICATION SERVICES - 0.3%
Oi SA	65	266
Telefonica Brasil SA	21	518
		784

See accompanying Notes to Financial Statements.

	Shares/Par (p)	Value
UTILITIES - 0.3%
AES Tiete SA	7	106
Centrais Eletricas Brasileiras SA	15	149
Cia de Transmissao de Energia Electrica Paulista	3	83
Cia Energetica de Sao Paulo	12	218
Cia Paranaense de Energia	8	175
Eletropaulo Metropolitana Eletricidade de Sao Paulo SA	6	69
		800
Total Preferred Stocks (cost $20,814)		17,055

RIGHTS - 0.0%
Cencosud SA (c)	7	2

Total Rights (cost $0)		2

INVESTMENT COMPANY - 1.6%
Vanguard Emerging Markets Vipers	101	4,041

Total Investment Companies (cost $3,889)		4,041

SHORT TERM INVESTMENTS - 5.9%

Investment Company - 1.6%
JNL Money Market Fund, 0.09% (a) (h)	4,068	4,068

Securities Lending Collateral - 4.2%
Securities Lending Cash Collateral Fund LLC, 0.34% (a) (h)	10,677	10,677

Treasury Securities - 0.1%
U.S. Treasury Bill, 0.14%, 09/20/12 (o)	$170	170

Total Short Term Investments (cost $14,915)		14,915

Total Investments - 104.4% (cost $279,999)		263,595
Other Assets and Liabilities, Net - (4.4%)		(11,059)
Total Net Assets - 100.0%		$252,536

JNL/Mellon Capital Management S&P 500 Index Fund

Sector Weightings:	Percentage of Total Investments
Information Technology	19.1%
Financials	13.7
Health Care	11.4
Consumer Staples	10.8
Consumer Discretionary	10.6
Energy	10.3
Industrials	10.0
Utilities	3.6
Materials	3.4
Telecommunication Services	3.1
Short Term Investments	4.0
Total Investments	100.0%

COMMON STOCKS - 96.8%

CONSUMER DISCRETIONARY - 10.7%
Abercrombie & Fitch Co. - Class A	9	$319
Amazon.com Inc. (c)	38	8,588
Apollo Group Inc. - Class A (c)	12	440
AutoNation Inc. (c) (e)	4	142
AutoZone Inc. (c)	3	1,026
Bed Bath & Beyond Inc. (c) (e)	24	1,502
Best Buy Co. Inc. (e)	30	627
Big Lots Inc. (c)	7	284
BorgWarner Inc. (c) (e)	12	780
Cablevision Systems Corp. - Class A	21	284
Carmax Inc. (c)	24	614
Carnival Corp.	48	1,661
CBS Corp. - Class B	67	2,202
Chipotle Mexican Grill Inc. (c)	3	1,272
Coach Inc.	30	1,742
Comcast Corp. - Class A	280	8,960
Darden Restaurants Inc.	14	700
DeVry Inc.	6	176
DIRECTV - Class A (c)	68	3,344
Discovery Communications Inc. - Class A (c) (e)	27	1,442
Dollar Tree Inc. (c)	24	1,309
DR Horton Inc.	30	543
Expedia Inc. (e)	9	445
Family Dollar Stores Inc.	12	818
Ford Motor Co.	395	3,784
Fossil Inc. (c)	5	408
GameStop Corp. - Class A (e)	13	241
Gannett Co. Inc.	26	383
Gap Inc.	34	932
Genuine Parts Co.	16	975
Goodyear Tire & Rubber Co. (c)	26	308
H&R Block Inc.	30	486
Harley-Davidson Inc.	24	1,106
Harman International Industries Inc.	8	306
Hasbro Inc. (e)	13	427
Home Depot Inc.	160	8,490
International Game Technology	31	481
Interpublic Group of Cos. Inc.	45	492
J.C. Penney Co. Inc. (e)	16	367
Johnson Controls Inc.	70	1,952
Kohl’s Corp.	25	1,143
Leggett & Platt Inc. (e)	13	281
Lennar Corp. - Class A (e)	17	531
Limited Brands Inc.	25	1,077
Lowe’s Cos. Inc.	123	3,507
Macy’s Inc.	43	1,470
Marriott International Inc. - Class A	28	1,095
Mattel Inc.	35	1,142
McDonald’s Corp.	106	9,375
McGraw-Hill Cos. Inc.	29	1,290
NetFlix Inc. (c) (e)	6	390
Newell Rubbermaid Inc.	30	540
News Corp. - Class A	220	4,905
Nike Inc. - Class B	38	3,344
Nordstrom Inc.	16	818
O’Reilly Automotive Inc. (c)	13	1,106
Omnicom Group Inc.	29	1,390
Priceline.com Inc. (c)	5	3,434
Pulte Homes Inc. (c)	31	335
Ralph Lauren Corp. - Class A	7	971
Ross Stores Inc.	24	1,475
Scripps Networks Interactive Inc. - Class A	10	558
Sears Holdings Corp. (c) (e)	4	238
Stanley Black & Decker Inc.	18	1,169
Staples Inc.	73	948
Starbucks Corp.	79	4,214
Starwood Hotels & Resorts Worldwide Inc.	21	1,116
Target Corp.	69	4,016
Tiffany & Co.	13	702
Time Warner Cable Inc.	33	2,705

See accompanying Notes to Financial Statements.

	Shares/Par (p)	Value
Time Warner Inc.	101	3,873
TJX Cos. Inc.	78	3,357
TripAdvisor Inc. (c)	9	414
Urban Outfitters Inc. (c)	12	319
VF Corp.	9	1,209
Viacom Inc. - Class B	55	2,597
Walt Disney Co.	186	9,035
Washington Post Co. - Class B (e)	—	179
Whirlpool Corp.	8	483
Wyndham Worldwide Corp.	16	831
Wynn Resorts Ltd.	9	885
Yum! Brands Inc.	48	3,076
		141,901
CONSUMER STAPLES - 10.9%
Altria Group Inc.	213	7,343
Archer-Daniels-Midland Co.	68	2,021
Avon Products Inc.	45	729
Beam Inc.	16	1,013
Brown-Forman Corp. - Class B	10	995
Campbell Soup Co. (e)	18	613
Clorox Co.	13	974
Coca-Cola Co.	235	18,408
Coca-Cola Enterprises Inc.	32	889
Colgate-Palmolive Co.	50	5,183
ConAgra Foods Inc.	44	1,148
Constellation Brands Inc. - Class A (c)	17	450
Costco Wholesale Corp.	45	4,287
CVS Caremark Corp.	134	6,252
Dean Foods Co. (c)	17	290
Dr. Pepper Snapple Group Inc.	22	944
Estee Lauder Cos. Inc. - Class A	24	1,303
General Mills Inc.	67	2,573
Hershey Co.	16	1,147
HJ Heinz Co.	33	1,798
Hormel Foods Corp.	15	445
JM Smucker Co.	12	921
Kellogg Co.	26	1,302
Kimberly-Clark Corp.	41	3,418
Kraft Foods Inc. - Class A	185	7,137
Kroger Co.	60	1,401
Lorillard Inc.	14	1,800
McCormick & Co. Inc.	14	842
Mead Johnson Nutrition Co.	21	1,694
Molson Coors Brewing Co. - Class B	16	662
Monster Beverage Corp. (c)	16	1,138
PepsiCo Inc.	163	11,539
Philip Morris International Inc.	178	15,530
Procter & Gamble Co.	286	17,506
Reynolds American Inc.	35	1,556
Safeway Inc. (e)	25	459
Sysco Corp.	61	1,818
Tyson Foods Inc. - Class A	30	563
Wal-Mart Stores Inc.	180	12,557
Walgreen Co. (e)	90	2,666
Whole Foods Market Inc.	17	1,657
		144,971
ENERGY - 10.4%
Alpha Natural Resources Inc. (c)	23	197
Anadarko Petroleum Corp.	52	3,424
Apache Corp.	41	3,576
Baker Hughes Inc.	45	1,859
Cabot Oil & Gas Corp. - Class A	22	858
Cameron International Corp. (c)	26	1,126
Chesapeake Energy Corp. (e)	71	1,318
Chevron Corp.	206	21,699
ConocoPhillips	132	7,375
Consol Energy Inc.	24	715
Denbury Resources Inc. (c)	39	595
Devon Energy Corp.	42	2,429
Diamond Offshore Drilling Inc. (e)	7	425
EOG Resources Inc.	28	2,513
EQT Corp.	16	836
Exxon Mobil Corp.	488	41,750
FMC Technologies Inc. (c)	26	1,005
Halliburton Co.	96	2,716
Helmerich & Payne Inc.	11	465
Hess Corp.	31	1,359
Kinder Morgan Inc.	53	1,693
Marathon Oil Corp.	73	1,863
Marathon Petroleum Corp.	36	1,603
Murphy Oil Corp.	21	1,047
Nabors Industries Ltd. (c)	29	414
National Oilwell Varco Inc.	44	2,835
Newfield Exploration Co. (c)	13	388
Noble Corp.	26	857
Noble Energy Inc.	18	1,551
Occidental Petroleum Corp.	84	7,230
Peabody Energy Corp.	28	675
Phillips 66 (c)	65	2,172
Pioneer Natural Resources Co.	13	1,164
QEP Resources Inc.	19	577
Range Resources Corp.	16	1,007
Rowan Cos. Plc - Class A (c) (e)	13	423
Schlumberger Ltd.	139	9,000
Southwestern Energy Co. (c)	36	1,151
Spectra Energy Corp.	67	1,958
Sunoco Inc.	11	533
Tesoro Corp. (c)	13	334
Valero Energy Corp.	59	1,435
Williams Cos. Inc.	65	1,872
WPX Energy Inc. (c)	19	313
		138,335
FINANCIALS - 13.9%
ACE Ltd.	35	2,587
AFLAC Inc.	48	2,058
Allstate Corp.	52	1,836
American Express Co.	105	6,084
American International Group Inc. (c)	67	2,135
American Tower Corp.	41	2,851
Ameriprise Financial Inc.	23	1,221
Aon Plc - Class A	34	1,571
Apartment Investment & Management Co. - Class A	13	361
Assurant Inc.	9	312
AvalonBay Communities Inc.	10	1,443
Bank of America Corp.	1,123	9,187
Bank of New York Mellon Corp. (a)	125	2,741
BB&T Corp.	72	2,226
Berkshire Hathaway Inc. - Class B (c)	183	15,278
BlackRock Inc.	13	2,258
Boston Properties Inc.	15	1,659
Capital One Financial Corp.	60	3,295
CBRE Group Inc. - Class A (c)	35	580
Charles Schwab Corp.	112	1,446
Chubb Corp.	29	2,091
Cincinnati Financial Corp.	17	634
Citigroup Inc.	305	8,346
CME Group Inc.	7	1,842
Comerica Inc.	20	618

See accompanying Notes to Financial Statements.

	Shares/Par (p)	Value
Discover Financial Services	56	1,925
E*Trade Financial Corp. (c)	23	188
Equity Residential	31	1,936
Federated Investors Inc. - Class B (e)	9	189
Fifth Third Bancorp	99	1,320
First Horizon National Corp.	24	212
Franklin Resources Inc.	15	1,672
Genworth Financial Inc. - Class A (c)	52	296
Goldman Sachs Group Inc.	51	4,928
Hartford Financial Services Group Inc.	47	820
HCP Inc.	44	1,926
Health Care REIT Inc.	23	1,315
Host Hotels & Resorts Inc.	76	1,200
Hudson City Bancorp Inc.	56	357
Huntington Bancshares Inc.	89	568
IntercontinentalExchange Inc. (c)	8	1,030
Invesco Ltd.	47	1,060
JPMorgan Chase & Co.	397	14,188
KeyCorp	99	770
Kimco Realty Corp.	43	810
Legg Mason Inc.	14	363
Leucadia National Corp.	20	433
Lincoln National Corp.	32	691
Loews Corp.	32	1,296
M&T Bank Corp.	14	1,120
Marsh & McLennan Cos. Inc.	56	1,810
MetLife Inc.	110	3,394
Moody’s Corp.	21	772
Morgan Stanley	158	2,304
NASDAQ OMX Group Inc.	14	315
Northern Trust Corp.	26	1,190
NYSE Euronext	27	700
People’s United Financial Inc.	39	454
Plum Creek Timber Co. Inc.	17	693
PNC Financial Services Group Inc.	55	3,344
Principal Financial Group Inc.	32	835
Progressive Corp.	63	1,316
ProLogis Inc.	47	1,575
Prudential Financial Inc.	49	2,359
Public Storage	15	2,123
Regions Financial Corp.	152	1,026
Simon Property Group Inc.	32	4,949
SLM Corp.	52	816
State Street Corp.	50	2,254
SunTrust Banks Inc.	57	1,382
T. Rowe Price Group Inc.	26	1,649
Torchmark Corp.	11	551
Travelers Cos. Inc.	41	2,598
U.S. Bancorp	199	6,384
Unum Group	30	578
Ventas Inc.	30	1,883
Vornado Realty Trust	19	1,605
Wells Fargo & Co.	554	18,516
XL Group Plc	32	673
Zions Bancorp	20	382
		183,703
HEALTH CARE - 11.5%
Abbott Laboratories	163	10,539
Aetna Inc.	36	1,404
Alexion Pharmaceuticals Inc.	20	1,984
Allergan Inc.	32	2,965
AmerisourceBergen Corp.	26	1,035
Amgen Inc.	81	5,931
Baxter International Inc.	58	3,089
Becton Dickinson & Co.	22	1,622
Biogen Idec Inc. (c)	25	3,614
Boston Scientific Corp. (c)	149	845
Bristol-Myers Squibb Co.	175	6,304
Cardinal Health Inc.	37	1,554
CareFusion Corp. (c)	22	575
Celgene Corp. (c)	46	2,920
Cerner Corp. (c)	16	1,294
CIGNA Corp.	30	1,302
Coventry Health Care Inc.	15	488
Covidien Plc	50	2,679
CR Bard Inc.	9	973
DaVita Inc. (c)	10	936
Dentsply International Inc. (e)	14	536
Edwards Lifesciences Corp. (c)	12	1,228
Eli Lilly & Co.	106	4,548
Express Scripts Holding Co. (c)	84	4,685
Forest Laboratories Inc. (c)	29	999
Gilead Sciences Inc. (c)	79	4,029
Hospira Inc. (c)	17	591
Humana Inc.	17	1,311
Intuitive Surgical Inc. (c)	4	2,252
Johnson & Johnson	286	19,344
Laboratory Corp. of America Holdings (c)	10	968
Life Technologies Corp. (c)	19	836
McKesson Corp.	25	2,310
Medtronic Inc.	108	4,182
Merck & Co. Inc.	317	13,216
Mylan Inc. (c)	46	980
Patterson Cos. Inc.	9	306
PerkinElmer Inc.	13	323
Perrigo Co. (e)	10	1,182
Pfizer Inc.	781	17,967
Quest Diagnostics Inc.	16	984
St. Jude Medical Inc.	33	1,312
Stryker Corp.	33	1,845
Tenet Healthcare Corp. (c)	45	238
Thermo Fisher Scientific Inc.	38	1,965
UnitedHealth Group Inc.	109	6,351
Varian Medical Systems Inc. (c)	11	695
Waters Corp. (c)	10	762
Watson Pharmaceuticals Inc. (c)	13	958
WellPoint Inc.	35	2,211
Zimmer Holdings Inc.	19	1,191
		152,358
INDUSTRIALS - 10.0%
3M Co.	72	6,465
Avery Dennison Corp.	12	321
Boeing Co.	78	5,800
Caterpillar Inc.	68	5,771
CH Robinson Worldwide Inc.	18	1,026
Cintas Corp.	12	451
Cooper Industries Plc	17	1,161
CSX Corp.	109	2,436
Cummins Inc.	20	1,925
Danaher Corp.	59	3,089
Deere & Co.	42	3,370
Dover Corp.	20	1,056
Dun & Bradstreet Corp.	5	327
Eaton Corp. (e)	35	1,370
Emerson Electric Co.	76	3,549
Equifax Inc.	12	580
Expeditors International Washington Inc.	22	855
Fastenal Co.	30	1,229
FedEx Corp.	33	2,986
Flowserve Corp. (e)	6	640

See accompanying Notes to Financial Statements.

	Shares/Par (p)	Value
Fluor Corp.	18	896
General Dynamics Corp.	38	2,477
General Electric Co.	1,105	23,019
Goodrich Corp.	13	1,649
Honeywell International Inc.	81	4,534
Illinois Tool Works Inc.	50	2,651
Ingersoll-Rand Plc	31	1,291
Iron Mountain Inc.	17	572
Jacobs Engineering Group Inc. (c) (e)	13	484
Joy Global Inc.	11	621
L-3 Communications Holdings Inc.	11	791
Lockheed Martin Corp.	28	2,404
Masco Corp.	37	512
Norfolk Southern Corp.	34	2,443
Northrop Grumman Systems Corp.	27	1,695
PACCAR Inc.	37	1,445
Pall Corp.	12	683
Parker Hannifin Corp.	16	1,204
Pitney Bowes Inc. (e)	19	284
Precision Castparts Corp.	15	2,473
Quanta Services Inc. (c)	22	534
Raytheon Co.	35	1,973
Republic Services Inc. - Class A	33	868
Robert Half International Inc.	16	443
Rockwell Automation Inc.	15	974
Rockwell Collins Inc.	16	778
Roper Industries Inc.	10	1,027
RR Donnelley & Sons Co. (e)	17	205
Ryder System Inc.	5	172
Snap-On Inc.	6	399
Southwest Airlines Co.	78	723
Stericycle Inc. (c)	9	839
Textron Inc.	30	749
Tyco International Ltd.	48	2,521
Union Pacific Corp.	50	5,948
United Parcel Service Inc. - Class B	100	7,848
United Technologies Corp.	95	7,144
Waste Management Inc.	48	1,592
WW Grainger Inc.	7	1,249
Xylem Inc.	19	490
		133,011
INFORMATION TECHNOLOGY - 19.3%
Accenture Plc	67	4,036
Adobe Systems Inc. (c)	51	1,651
Advanced Micro Devices Inc. (c) (e)	61	349
Agilent Technologies Inc.	36	1,408
Akamai Technologies Inc. (c)	19	598
Altera Corp.	35	1,169
Amphenol Corp. - Class A	18	964
Analog Devices Inc.	32	1,203
Apple Inc. (c)	97	56,922
Applied Materials Inc.	135	1,548
Autodesk Inc. (c)	24	850
Automatic Data Processing Inc.	51	2,829
BMC Software Inc. (c)	17	747
Broadcom Corp. - Class A	51	1,714
CA Inc.	37	1,006
Cisco Systems Inc.	560	9,616
Citrix Systems Inc. (c)	19	1,624
Cognizant Technology Solutions Corp. - Class A (c)	31	1,885
Computer Sciences Corp.	16	398
Corning Inc.	157	2,036
Dell Inc. (c)	158	1,980
eBay Inc. (c)	119	4,994
Electronic Arts Inc. (c)	36	444
EMC Corp. (c)	219	5,601
F5 Networks Inc. (c)	8	824
Fidelity National Information Services Inc.	25	850
First Solar Inc. (c) (e)	6	90
Fiserv Inc. (c)	14	1,033
FLIR Systems Inc.	15	289
Google Inc. - Class A (c)	27	15,376
Harris Corp.	12	494
Hewlett-Packard Co.	205	4,126
Intel Corp.	524	13,971
International Business Machines Corp.	120	23,530
Intuit Inc.	30	1,809
Jabil Circuit Inc.	18	371
JDS Uniphase Corp. (c)	25	279
Juniper Networks Inc. (c)	55	891
KLA-Tencor Corp.	17	856
Lam Research Corp. (c)	21	783
Lexmark International Inc. - Class A	7	195
Linear Technology Corp.	24	746
LSI Corp. (c)	56	358
MasterCard Inc. - Class A	11	4,745
Microchip Technology Inc. (e)	20	661
Micron Technology Inc. (c)	106	672
Microsoft Corp.	779	23,843
Molex Inc. (e)	15	360
Motorola Solutions Inc.	31	1,470
NetApp Inc. (c)	37	1,193
Nvidia Corp. (c)	62	858
Oracle Corp.	405	12,027
Paychex Inc.	35	1,088
QUALCOMM Inc.	179	9,941
Red Hat Inc. (c)	20	1,135
SAIC Inc.	30	368
Salesforce.com Inc. (c)	14	1,986
SanDisk Corp. (c)	25	909
Seagate Technology	39	975
Symantec Corp. (c)	76	1,117
TE Connectivity Ltd.	44	1,404
Teradata Corp. (c)	17	1,257
Teradyne Inc. (c)	21	290
Texas Instruments Inc.	119	3,408
Total System Services Inc.	17	414
VeriSign Inc.	17	752
Visa Inc. - Class A	52	6,389
Western Digital Corp. (c)	24	744
Western Union Co.	64	1,082
Xerox Corp.	141	1,107
Xilinx Inc.	27	918
Yahoo! Inc. (c)	128	2,028
		255,584
MATERIALS - 3.4%
Air Products & Chemicals Inc.	22	1,758
Airgas Inc.	7	588
Alcoa Inc.	114	1,001
Allegheny Technologies Inc.	11	340
Ball Corp.	17	700
Bemis Co. Inc.	10	307
CF Industries Holdings Inc.	7	1,333
Cliffs Natural Resources Inc.	15	733
Dow Chemical Co.	125	3,923
E.I. du Pont de Nemours & Co.	98	4,938
Eastman Chemical Co.	14	727
Ecolab Inc.	30	2,079
FMC Corp.	14	766

See accompanying Notes to Financial Statements.

	Shares/Par (p)	Value
Freeport-McMoRan Copper & Gold Inc.	98	3,350
International Flavors & Fragrances Inc.	8	457
International Paper Co.	45	1,304
MeadWestvaco Corp.	17	492
Monsanto Co.	56	4,600
Mosaic Co.	31	1,684
Newmont Mining Corp.	51	2,487
Nucor Corp.	33	1,244
Owens-Illinois Inc. (c)	17	335
PPG Industries Inc.	16	1,698
Praxair Inc.	31	3,365
Sealed Air Corp.	20	308
Sherwin-Williams Co.	9	1,188
Sigma-Aldrich Corp.	13	960
Titanium Metals Corp. (e)	11	124
United States Steel Corp.	15	306
Vulcan Materials Co.	13	527
Weyerhaeuser Co.	56	1,246
		44,868
TELECOMMUNICATION SERVICES - 3.1%
AT&T Inc.	612	21,821
CenturyLink Inc.	64	2,534
Crown Castle International Corp. (c)	27	1,573
Frontier Communications Corp. (e)	97	372
MetroPCS Communications Inc. (c)	30	180
Sprint Nextel Corp. (c)	314	1,022
Verizon Communications Inc.	296	13,161
Windstream Corp. (e)	61	589
		41,252
UTILITIES - 3.6%
AES Corp. (c)	69	889
AGL Resources Inc.	11	443
Ameren Corp.	25	848
American Electric Power Co. Inc.	50	1,994
CenterPoint Energy Inc.	44	918
CMS Energy Corp.	28	655
Consolidated Edison Inc.	30	1,882
Dominion Resources Inc.	59	3,191
DTE Energy Co.	18	1,045
Duke Energy Corp.	138	3,192
Edison International	34	1,574
Entergy Corp.	19	1,286
Exelon Corp.	88	3,320
FirstEnergy Corp.	43	2,127
Integrys Energy Group Inc.	8	457
NextEra Energy Inc.	44	2,998
NiSource Inc.	29	729
Northeast Utilities	33	1,289
NRG Energy Inc. (c)	24	419
Oneok Inc.	22	947
Pepco Holdings Inc. (e)	23	457
PG&E Corp.	44	1,989
Pinnacle West Capital Corp.	11	566
PPL Corp.	60	1,664
Progress Energy Inc.	30	1,834
Public Service Enterprise Group Inc.	52	1,701
SCANA Corp.	12	551
Sempra Energy	25	1,711
Southern Co.	90	4,163
TECO Energy Inc.	22	402
Wisconsin Energy Corp.	24	954
Xcel Energy Inc.	52	1,481
		47,676
Total Common Stocks (cost $1,068,771)		1,283,659

SHORT TERM INVESTMENTS - 4.0%

Investment Company - 2.9%
JNL Money Market Fund, 0.09% (a) (h)	38,886	38,886

Securities Lending Collateral - 0.9%
Securities Lending Cash Collateral Fund LLC, 0.34% (a) (h)	11,468	11,468
Securities Lending Liquidating Fund LLC, 0.38% (a) (h)	401	391
		11,859
Treasury Securities - 0.2%
U.S. Treasury Bill, 0.14%, 09/20/12 (o)	$2,360	2,360

Total Short Term Investments (cost $53,115)		53,105

Total Investments - 100.8% (cost $1,121,886)		1,336,764
Other Assets and Liabilities, Net - (0.8%)		(10,086)
Total Net Assets - 100.0%		$1,326,678

JNL/Mellon Capital Management S&P 400 MidCap Index Fund

Sector Weightings:	Percentage of Total Investments
Financials	20.5%
Industrials	14.9
Information Technology	14.3
Consumer Discretionary	12.4
Health Care	10.1
Materials	6.3
Utilities	5.0
Energy	4.7
Consumer Staples	3.3
Telecommunication Services	0.5
Short Term Investments	8.0
Total Investments	100.0%

COMMON STOCKS - 96.8%

CONSUMER DISCRETIONARY - 13.0%
Aaron’s Inc.	54	$1,541
Advance Auto Parts Inc.	53	3,608
Aeropostale Inc. (c)	58	1,031
AMC Networks Inc. (c)	41	1,462
American Eagle Outfitters Inc.	141	2,776
ANN Inc. (c)	35	900
Ascena Retail Group Inc. (c)	98	1,825
Bally Technologies Inc. (c)	31	1,433
Barnes & Noble Inc. (c) (e)	30	495
Bob Evans Farms Inc.	21	856
Brinker International Inc.	57	1,822
Carter’s Inc. (c)	37	1,959
Cheesecake Factory Inc. (c)	39	1,252
Chico’s FAS Inc.	120	1,780
Cinemark Holdings Inc.	73	1,662
Collective Brands Inc. (c)	44	939
Deckers Outdoor Corp. (c) (e)	28	1,219
Dick’s Sporting Goods Inc.	70	3,364

See accompanying Notes to Financial Statements.

	Shares/Par (p)	Value
DreamWorks Animation SKG Inc. - Class A (c) (e)	52	985
Foot Locker Inc.	110	3,357
Gentex Corp.	105	2,185
Guess? Inc. (e)	48	1,452
HanesBrands Inc. (c)	71	1,967
HSN Inc.	28	1,138
International Speedway Corp. - Class A	20	534
ITT Educational Services Inc. (c) (e)	13	798
John Wiley & Sons Inc. - Class A	34	1,651
KB Home (e)	53	522
Lamar Advertising Co. - Class A (c)	42	1,201
Life Time Fitness Inc. (c)	30	1,415
LKQ Corp. (c)	107	3,568
Matthews International Corp. - Class A	21	676
MDC Holdings Inc. (e)	27	898
Meredith Corp. (e)	27	869
Mohawk Industries Inc. (c)	41	2,895
New York Times Co. - Class A (c)	89	695
NVR Inc. (c)	4	3,121
Office Depot Inc. (c)	207	447
Panera Bread Co. - Class A (c)	22	3,008
PetSmart Inc.	79	5,420
Polaris Industries Inc.	50	3,550
PVH Corp.	50	3,877
RadioShack Corp. (e)	70	269
Regis Corp.	41	744
Rent-A-Center Inc.	42	1,432
Saks Inc. (c) (e)	112	1,190
Scholastic Corp.	18	517
Scientific Games Corp. - Class A (c)	43	368
Service Corp. International	161	1,992
Signet Jewelers Ltd.	63	2,777
Sotheby’s - Class A (e)	49	1,643
Strayer Education Inc. (e)	8	901
Tempur-Pedic International Inc. (c)	46	1,084
Thor Industries Inc.	32	878
Toll Brothers Inc. (c)	106	3,165
Tractor Supply Co. (e)	52	4,295
Tupperware Brands Corp.	41	2,233
Under Armour Inc. - Class A (c) (e)	27	2,522
Valassis Communications Inc. (c) (e)	31	681
Warnaco Group Inc. (c)	29	1,231
Wendy’s Co.	212	1,002
Williams-Sonoma Inc.	75	2,612
WMS Industries Inc. (c)	40	806
		108,495
CONSUMER STAPLES - 3.5%
Church & Dwight Co. Inc.	102	5,648
Energizer Holdings Inc. (c)	48	3,601
Flowers Foods Inc.	81	1,877
Green Mountain Coffee Roasters Inc. (c) (e)	95	2,058
Harris Teeter Supermarkets Inc.	35	1,447
Hillshire Brands Co.	85	2,478
Ingredion Inc.	55	2,739
Lancaster Colony Corp. (e)	14	1,018
Post Holdings Inc. (c)	20	618
Ralcorp Holdings Inc. (c)	40	2,675
Smithfield Foods Inc. (c)	117	2,529
SUPERVALU Inc. (e)	155	804
Tootsie Roll Industries Inc. (e)	19	446
Universal Corp.	17	781
		28,719
ENERGY - 4.9%
Arch Coal Inc. (e)	153	1,052
Atwood Oceanics Inc. (c)	41	1,536
Bill Barrett Corp. (c) (e)	34	729
CARBO Ceramics Inc. (e)	14	1,091
Cimarex Energy Co.	62	3,427
Dresser-Rand Group Inc. (c)	55	2,444
Dril-Quip Inc. (c)	25	1,624
Forest Oil Corp. (c) (e)	86	631
Helix Energy Solutions Group Inc. (c)	76	1,241
HollyFrontier Corp.	151	5,351
Northern Oil and Gas Inc. (c) (e)	46	733
Oceaneering International Inc.	78	3,751
Oil States International Inc. (c)	37	2,468
Patterson-UTI Energy Inc.	111	1,611
Plains Exploration & Production Co. (c)	93	3,273
Quicksilver Resources Inc. (c) (e)	81	439
SM Energy Co.	47	2,286
Superior Energy Services Inc. (c)	114	2,316
Tidewater Inc.	37	1,701
Unit Corp. (c)	30	1,096
World Fuel Services Corp.	52	1,967
		40,767
FINANCIALS - 21.6%
Affiliated Managers Group Inc.	38	4,145
Alexandria Real Estate Equities Inc.	45	3,274
Alleghany Corp. (c)	11	3,579
American Campus Communities Inc.	54	2,436
American Financial Group Inc.	55	2,177
Apollo Investment Corp.	142	1,093
Arthur J Gallagher & Co.	84	2,929
Aspen Insurance Holdings Ltd. (e)	51	1,464
Associated Bancorp	125	1,642
Astoria Financial Corp. (e)	62	603
BancorpSouth Inc.	60	864
Bank of Hawaii Corp.	33	1,510
BioMed Realty Trust Inc.	112	2,094
BRE Properties Inc. - Class A	55	2,750
Brown & Brown Inc.	84	2,301
Camden Property Trust	57	3,869
Cathay General Bancorp	57	938
CBOE Holdings Inc.	64	1,758
City National Corp.	34	1,628
Commerce Bancshares Inc.	58	2,180
Corporate Office Properties Trust	52	1,234
Cullen/Frost Bankers Inc.	45	2,559
Duke Realty Corp.	188	2,754
East West Bancorp Inc.	108	2,534
Eaton Vance Corp.	84	2,265
Equity One Inc.	44	926
Essex Property Trust Inc.	25	3,887
Everest Re Group Ltd.	39	4,036
Federal Realty Investment Trust	46	4,806
Fidelity National Financial Inc. - Class A	161	3,097
First American Financial Corp.	76	1,282
First Niagara Financial Group Inc.	256	1,956
FirstMerit Corp.	78	1,292
Fulton Financial Corp.	143	1,432
Greenhill & Co. Inc. (e)	21	747
Hancock Holding Co.	62	1,876
Hanover Insurance Group Inc.	32	1,261
HCC Insurance Holdings Inc.	76	2,374
Highwoods Properties Inc.	52	1,750
Home Properties Inc.	35	2,157

See accompanying Notes to Financial Statements.

	Shares/Par (p)	Value
Hospitality Properties Trust	90	2,223
International Bancshares Corp.	39	752
Janus Capital Group Inc.	138	1,075
Jefferies Group Inc.	108	1,397
Jones Lang LaSalle Inc.	32	2,230
Kemper Corp.	36	1,104
Liberty Property Trust (e)	85	3,117
Macerich Co.	96	5,651
Mack-Cali Realty Corp.	63	1,826
Mercury General Corp.	26	1,081
MSCI Inc. - Class A (c)	88	3,000
National Retail Properties Inc.	77	2,175
New York Community Bancorp Inc. (e)	318	3,987
Old Republic International Corp.	186	1,538
Omega Healthcare Investors Inc.	74	1,673
Potlatch Corp.	29	929
Prosperity Bancshares Inc.	34	1,421
Protective Life Corp.	58	1,719
Raymond James Financial Inc.	81	2,772
Rayonier Inc.	89	3,988
Realty Income Corp. (e)	97	4,042
Regency Centers Corp.	65	3,105
Reinsurance Group of America Inc.	53	2,835
SEI Investments Co.	105	2,094
Senior Housing Properties Trust	118	2,637
Signature Bank (c)	34	2,046
SL Green Realty Corp.	64	5,110
StanCorp Financial Group Inc.	32	1,182
SVB Financial Group (c)	32	1,863
Synovus Financial Corp. (e)	578	1,144
Taubman Centers Inc.	42	3,251
TCF Financial Corp.	113	1,299
Trustmark Corp.	47	1,146
UDR Inc.	178	4,596
Valley National Bancorp (e)	141	1,494
Waddell & Reed Financial Inc. - Class A (e)	62	1,884
Washington Federal Inc.	77	1,300
Webster Financial Corp.	53	1,141
Weingarten Realty Investors	88	2,312
Westamerica Bancorporation (e)	20	959
WR Berkley Corp.	81	3,155
		179,712
HEALTH CARE - 10.6%
Allscripts-Misys Healthcare Solutions Inc. (c)	136	1,491
AMERIGROUP Corp. (c)	35	2,305
Bio-Rad Laboratories Inc. - Class A (c)	14	1,413
Catalyst Health Solutions Inc. (c)	36	3,408
Charles River Laboratories International Inc. (c)	35	1,148
Community Health Systems Inc. (c)	63	1,773
Cooper Cos. Inc.	35	2,761
Covance Inc. (c)	40	1,895
Endo Pharmaceuticals Holdings Inc. (c)	85	2,625
Gen-Probe Inc. (c)	33	2,700
Health Management Associates Inc. - Class A (c)	182	1,430
Health Net Inc. (c)	59	1,438
Henry Schein Inc. (c)	65	5,110
Hill-Rom Holdings Inc.	44	1,368
HMS Holdings Corp. (c)	62	2,050
Hologic Inc. (c)	191	3,453
Idexx Laboratories Inc. (c) (e)	40	3,840
LifePoint Hospitals Inc. (c)	35	1,419
Lincare Holdings Inc.	63	2,160
Masimo Corp. (c)	42	943
Medicis Pharmaceutical Corp. - Class A	42	1,440
Mednax Inc. (c)	36	2,445
Mettler Toledo International Inc. (c)	23	3,560
Omnicare Inc.	82	2,576
Owens & Minor Inc.	45	1,394
Regeneron Pharmaceuticals Inc. (c)	56	6,366
ResMed Inc. (c)	105	3,264
STERIS Corp.	41	1,296
Techne Corp.	27	1,989
Teleflex Inc.	29	1,776
Thoratec Corp. (c)	42	1,404
United Therapeutics Corp. (c)	38	1,895
Universal Health Services Inc. - Class B	70	3,031
VCA Antech Inc. (c)	63	1,374
Vertex Pharmaceuticals Inc. (c)	152	8,522
WellCare Health Plans Inc. (c)	31	1,625
		88,687
INDUSTRIALS - 15.7%
Acuity Brands Inc.	30	1,534
AECOM Technology Corp. (c)	85	1,406
AGCO Corp. (c)	71	3,227
Alaska Air Group Inc. (c)	52	1,853
Alexander & Baldwin Holdings Inc.	30	1,596
Alliant Techsystems Inc.	24	1,197
AMETEK Inc.	116	5,807
BE Aerospace Inc. (c)	75	3,293
Brink’s Co.	34	787
Carlisle Cos. Inc.	45	2,380
CLARCOR Inc.	36	1,732
Clean Harbors Inc. (c)	34	1,942
Con-Way Inc.	40	1,442
Copart Inc. (c)	78	1,838
Corporate Executive Board Co.	24	984
Corrections Corp. of America (c)	72	2,131
Crane Co.	35	1,264
Deluxe Corp.	37	919
Donaldson Co. Inc.	108	3,606
Esterline Technologies Corp. (c)	22	1,368
Exelis Inc.	132	1,304
Fortune Brands Home & Security Inc. (c)	115	2,553
FTI Consulting Inc. (c)	30	873
Gardner Denver Inc.	37	1,948
GATX Corp.	33	1,287
General Cable Corp. (c)	36	926
Graco Inc.	43	2,004
Granite Construction Inc.	25	659
Harsco Corp.	58	1,175
Herman Miller Inc.	42	778
HNI Corp.	33	838
Hubbell Inc. - Class B	43	3,372
Huntington Ingalls Industries Inc. (c)	35	1,406
IDEX Corp.	61	2,373
ITT Corp.	68	1,195
JB Hunt Transport Services Inc.	65	3,897
JetBlue Airways Corp. (c) (e)	149	791
Kansas City Southern	80	5,544
KBR Inc.	107	2,655
Kennametal Inc.	58	1,921
Kirby Corp. (c)	41	1,910
Korn/Ferry International (c)	35	505
Landstar System Inc.	34	1,757
Lennox International Inc.	36	1,697
Lincoln Electric Holdings Inc.	61	2,663
Manpower Inc.	58	2,134
Mine Safety Appliances Co.	22	891
MSC Industrial Direct Co. - Class A	33	2,193

See accompanying Notes to Financial Statements.

	Shares/Par (p)	Value
Nordson Corp.	41	2,122
Oshkosh Corp. (c)	66	1,373
Pentair Inc.	72	2,740
Regal-Beloit Corp.	30	1,885
Rollins Inc.	46	1,036
Shaw Group Inc. (c)	47	1,274
SPX Corp.	37	2,430
Terex Corp. (c)	79	1,401
Timken Co.	61	2,793
Towers Watson & Co. - Class A	37	2,202
Trinity Industries Inc.	59	1,462
Triumph Group Inc.	35	1,997
United Rentals Inc. (c) (e)	60	2,047
URS Corp.	58	2,018
UTi Worldwide Inc.	74	1,077
Valmont Industries Inc.	16	1,980
Wabtec Corp.	35	2,721
Waste Connections Inc.	89	2,677
Watsco Inc.	20	1,500
Werner Enterprises Inc.	33	782
Woodward Governor Co.	43	1,695
		130,767
INFORMATION TECHNOLOGY - 15.0%
ACI Worldwide Inc. (c)	28	1,243
Acxiom Corp. (c)	57	864
ADTRAN Inc. (e)	46	1,379
Advent Software Inc. (c)	24	639
Alliance Data Systems Corp. (c) (e)	36	4,900
Ansys Inc. (c)	67	4,247
AOL Inc. (c)	69	1,935
Arrow Electronics Inc. (c)	81	2,665
Atmel Corp. (c)	328	2,194
Avnet Inc. (c)	105	3,248
Broadridge Financial Solutions Inc.	90	1,918
Cadence Design Systems Inc. (c)	199	2,188
Ciena Corp. (c) (e)	71	1,159
Compuware Corp. (c)	156	1,454
Concur Technologies Inc. (c) (e)	34	2,320
Convergys Corp.	84	1,248
CoreLogic Inc. (c)	76	1,399
Cree Inc. (c) (e)	84	2,155
Cypress Semiconductor Corp.	113	1,494
Diebold Inc.	45	1,651
DST Systems Inc.	24	1,306
Equinix Inc. (c)	34	6,018
FactSet Research Systems Inc.	33	3,042
Fair Isaac Corp.	26	1,093
Fairchild Semiconductor International Inc. (c)	90	1,272
Gartner Inc. - Class A (c)	68	2,918
Global Payments Inc.	57	2,461
Informatica Corp. (c)	78	3,300
Ingram Micro Inc. - Class A (c)	109	1,906
Integrated Device Technology Inc. (c)	104	583
International Rectifier Corp. (c)	50	991
Intersil Corp. - Class A	92	984
Itron Inc. (c)	29	1,178
Jack Henry & Associates Inc.	63	2,177
Lender Processing Services Inc.	60	1,527
Mantech International Corp. - Class A (e)	17	403
MEMC Electronic Materials Inc. (c) (e)	171	370
Mentor Graphics Corp. (c)	67	1,002
Micros Systems Inc. (c)	58	2,970
Monster Worldwide Inc. (c)	89	758
National Instruments Corp.	66	1,786
NCR Corp. (c)	115	2,613
NeuStar Inc. - Class A (c)	48	1,611
Parametric Technology Corp. (c)	85	1,778
Plantronics Inc.	31	1,030
Polycom Inc. (c)	127	1,336
QLogic Corp. (c)	71	969
Quest Software Inc. (c)	41	1,132
Rackspace Hosting Inc. (c)	76	3,323
RF Micro Devices Inc. (c)	200	850
Riverbed Technology Inc. (c)	115	1,850
Rovi Corp. (c)	78	1,530
Semtech Corp. (c)	47	1,135
Silicon Laboratories Inc. (c)	31	1,168
Skyworks Solutions Inc. (c)	137	3,742
Solera Holdings Inc.	51	2,127
Synopsys Inc. (c)	106	3,114
Tech Data Corp. (c)	30	1,451
Tellabs Inc.	264	879
TIBCO Software Inc. (c)	121	3,618
Trimble Navigation Ltd. (c)	90	4,151
ValueClick Inc. (c)	58	944
VeriFone Holdings Inc. (c)	77	2,544
Vishay Intertechnology Inc. (c)	103	976
Wright Express Corp. (c)	28	1,709
Zebra Technologies Corp. - Class A (c)	37	1,279
		125,204
MATERIALS - 6.7%
Albemarle Corp.	65	3,848
AptarGroup Inc.	48	2,452
Ashland Inc.	57	3,938
Cabot Corp.	46	1,866
Carpenter Technology Corp.	31	1,505
Commercial Metals Co.	84	1,066
Compass Minerals International Inc.	24	1,802
Cytec Industries Inc.	33	1,953
Domtar Corp.	27	2,049
Grief Inc. - Class A	22	908
Intrepid Potash Inc. (c)	38	859
Louisiana-Pacific Corp. (c)	99	1,080
Martin Marietta Materials Inc. (e)	33	2,612
Minerals Technologies Inc.	13	827
NewMarket Corp.	8	1,641
Olin Corp.	57	1,199
Packaging Corp. of America	70	1,981
Reliance Steel & Aluminum Co.	54	2,752
Rock-Tenn Co. - Class A	51	2,796
Royal Gold Inc.	43	3,339
RPM International Inc.	95	2,593
Scotts Miracle-Gro Co. - Class A	31	1,271
Sensient Technologies Corp.	36	1,322
Silgan Holdings Inc.	36	1,516
Sonoco Products Co.	73	2,202
Steel Dynamics Inc.	159	1,872
Valspar Corp.	68	3,556
Worthington Industries Inc.	38	779
		55,584
TELECOMMUNICATION SERVICES - 0.5%
Telephone & Data Systems Inc.	69	1,470
tw telecom inc. (c)	109	2,796
		4,266
UTILITIES - 5.3%
Alliant Energy Corp.	81	3,671
Aqua America Inc.	101	2,518
Atmos Energy Corp.	66	2,299

See accompanying Notes to Financial Statements.

	Shares/Par (p)	Value
Black Hills Corp.	32	1,031
Cleco Corp.	44	1,821
Energen Corp.	52	2,364
Great Plains Energy Inc.	111	2,366
Hawaiian Electric Industries Inc.	70	1,994
IDACORP Inc.	36	1,505
MDU Resources Group Inc.	137	2,962
National Fuel Gas Co.	60	2,834
NV Energy Inc.	171	3,012
OGE Energy Corp.	71	3,685
PNM Resources Inc.	57	1,117
Questar Corp.	129	2,696
UGI Corp.	81	2,397
Vectren Corp.	60	1,761
Westar Energy Inc.	92	2,741
WGL Holdings Inc.	37	1,465
		44,239
Total Common Stocks (cost $753,313)		806,440

SHORT TERM INVESTMENTS - 8.4%

Investment Company - 2.3%
JNL Money Market Fund, 0.09% (a) (h)	19,364	19,364

Securities Lending Collateral - 5.9%
Securities Lending Cash Collateral Fund LLC, 0.34% (a) (h)	48,908	48,908
Securities Lending Liquidating Fund LLC, 0.38% (a) (h)	604	589
		49,497
Treasury Securities - 0.2%
U.S. Treasury Bill, 0.14%, 09/20/12 (o)	$1,545	1,545

Total Short Term Investments (cost $70,421)		70,406

Total Investments - 105.2% (cost $823,734)		876,846
Other Assets and Liabilities, Net - (5.2%)		(43,413)
Total Net Assets - 100.0%		$833,433

JNL/Mellon Capital Management Small Cap Index Fund

Sector Weightings:	Percentage of Total Investments
Financials	18.3%
Information Technology	14.5
Industrials	12.9
Consumer Discretionary	11.7
Health Care	11.5
Energy	5.0
Materials	4.0
Consumer Staples	3.2
Utilities	3.1
Telecommunication Services	0.8
Short Term Investments	15.0
Total Investments	100.0%

COMMON STOCKS - 97.0%

CONSUMER DISCRETIONARY - 13.4%
1-800-Flowers.com Inc. - Class A (c)	14	$50
Accuride Corp. (c)	36	219
Aeropostale Inc.	62	1,104
AFC Enterprises Inc. (c)	19	431
America’s Car-Mart Inc. (c)	6	244
American Axle & Manufacturing Holdings Inc.	53	558
American Greetings Corp. - Class A (e)	31	448
American Public Education Inc. (c) (e)	14	434
Amerigon Inc. (c)	22	251
Ameristar Casinos Inc.	26	458
ANN Inc.	37	941
Arbitron Inc.	21	718
Arctic Cat Inc.	9	337
Asbury Automotive Group Inc.	23	539
Ascent Media Corp.	11	567
Barnes & Noble Inc. (e)	22	354
Bassett Furniture Industries Inc.	9	89
Beazer Homes USA Inc. (c) (e)	78	253
Bebe Stores Inc.	28	167
Belo Corp.	69	442
Benihana Inc.	11	172
Big 5 Sporting Goods Corp.	16	118
Biglari Holdings Inc. (c)	1	372
BJ’s Restaurants Inc. (c)	19	706
Black Diamond Inc. (c)	16	153
Blue Nile Inc. (c) (e)	11	316
Blyth Inc. (e)	8	279
Bob Evans Farms Inc.	23	918
Body Central Corp. (c) (e)	12	112
Bon-Ton Stores Inc. (e)	9	72
Boyd Gaming Corp. (c) (e)	42	302
Bravo Brio Restaurant Group Inc. (c)	16	279
Bridgepoint Education Inc. (c) (e)	14	299
Brown Shoe Co. Inc.	32	417
Brunswick Corp.	68	1,513
Buckle Inc. (e)	21	823
Buffalo Wild Wings Inc. (c)	14	1,220
Cabela’s Inc. - Class A (c) (e)	36	1,359
Caesars Entertainment Corp. (c) (e)	27	311
CafePress Inc. (c)	4	52
Callaway Golf Co. (e)	51	304
Capella Education Co. (c)	10	363
Career Education Corp. (c)	40	264
Caribou Coffee Co. Inc. (c)	16	209
Carmike Cinemas Inc. (c)	14	198
Carriage Services Inc. (e)	12	101
Carrol’s Restaurant Group Inc. (c)	11	64
Casual Male Retail Group Inc. (c)	27	100
Cato Corp. - Class A	22	657
Cavco Industries Inc. (c)	6	285
CEC Entertainment Inc.	14	493
Central European Media Entertainment Ltd. (c) (e)	29	145
Cheesecake Factory Inc. (c)	42	1,332
Cherokee Inc. (e)	5	73
Childrens Place Retail Stores Inc. (c)	19	954
Churchill Downs Inc.	10	577
Citi Trends Inc. (c)	11	171
Coinstar Inc. (c) (e)	24	1,657
Collective Brands Inc. (c)	48	1,018
Collectors Universe Inc.	4	60
Columbia Sportswear Co. (e)	9	496
Conn’s Inc. (c) (e)	12	177
Cooper Tire & Rubber Co.	47	823
Core-Mark Holding Co. Inc.	9	411
Corinthian Colleges Inc. (c) (e)	56	163
Cracker Barrel Old Country Store Inc.	16	977
Crocs Inc. (c)	69	1,122
Crown Media Holdings Inc. - Class A (c) (e)	29	51
CSS Industries Inc.	7	144

See accompanying Notes to Financial Statements.

	Shares/Par (p)	Value
Culp Inc.	7	68
Cumulus Media Inc. - Class A (c) (e)	43	130
Daily Journal Corp. (c) (e)	1	64
Dana Holding Corp.	112	1,441
Delta Apparel Inc. (c)	4	61
Denny’s Corp. (c)	74	331
Destination Maternity Corp.	10	222
Dial Global Inc. (c) (e)	3	9
Digital Domain Media Group Inc. (c)	8	51
Digital Generation Inc. (c) (e)	21	262
DineEquity Inc. (c)	12	549
Domino’s Pizza Inc.	45	1,384
Dorman Products Inc. (c)	19	473
Drew Industries Inc. (c)	14	398
Education Management Corp. (c) (e)	20	141
Einstein Noah Restaurant Group Inc.	5	81
Entercom Communications Corp. - Class A (c) (e)	21	128
Entravision Communications Corp. - Class A	26	32
Ethan Allen Interiors Inc.	19	385
EW Scripps Co. - Class A (c)	25	237
Exide Technologies (c) (e)	66	222
Express Inc.	69	1,249
Federal-Mogul Corp. (c)	14	155
Fiesta Restaurant Group Inc.	11	142
Fifth & Pacific Co. Inc. (c) (e)	84	898
Finish Line - Class A	39	815
Fisher Communications Inc. (c)	7	217
Flexsteel Industries Inc.	3	68
Francesca’s Holdings Corp. (c)	27	719
Fred’s Inc. - Class A	28	433
Frisch’s Restaurants Inc.	2	68
Fuel Systems Solutions Inc. (c) (e)	14	225
G-III Apparel Group Ltd. (c)	13	301
Gaylord Entertainment Co. (c)	25	967
Genesco Inc. (c)	19	1,135
Global Sources Ltd. (c)	15	96
Gordman’s Stores Inc. (c)	6	107
Grand Canyon Education Inc. (c)	31	644
Group 1 Automotive Inc.	18	806
Harte-Hanks Inc.	36	329
Haverty Furniture Cos. Inc.	13	150
Helen of Troy Ltd. (c)	24	828
hhgregg Inc. (c) (e)	11	126
Hibbett Sports Inc. (c)	21	1,215
Hillenbrand Inc.	47	868
Hooker Furniture Corp. (e)	8	97
HOT Topic Inc.	34	332
Hovnanian Enterprises Inc. - Class A (c) (e)	77	223
HSN Inc.	31	1,240
Iconix Brand Group Inc. (c) (e)	56	983
Ignite Restaurant Group Inc. (c)	5	92
International Speedway Corp. - Class A	22	585
Interval Leisure Group Inc.	32	599
iRobot Corp. (c) (e)	21	469
Isle of Capri Casinos Inc. (c)	18	112
Jack in the Box Inc. (c)	34	950
Jakks Pacific Inc.	21	336
Jamba Inc. (c)	45	89
Johnson Outdoors Inc. - Class A (c)	4	85
Jos. A. Bank Clothiers Inc. (c)	21	911
Journal Communications Inc. - Class A (c) (e)	32	167
K-Swiss Inc. - Class A (c) (e)	22	67
K12 Inc. (c) (e)	21	483
KB Home (e)	58	570
Kenneth Cole Productions Inc. - Class A (c)	5	77
Kirkland’s Inc. (c)	12	131
Knology Inc. (c)	23	444
Krispy Kreme Doughnuts Inc. (c)	44	281
La-Z-Boy Inc. (c)	39	484
Leapfrog Enterprises Inc. - Class A (c)	39	399
Libbey Inc. (c)	14	222
Life Time Fitness Inc. (c)	33	1,515
Lifetime Brands Inc. (e)	8	98
LIN TV Corp. - Class A (c)	25	75
Lincoln Educational Services Corp.	17	113
Lions Gate Entertainment Corp. (c) (e)	65	960
Lithia Motors Inc. - Class A	17	389
Live Nation Inc. (c)	106	978
Luby’s Inc. (c)	15	103
Lumber Liquidators Holdings Inc. (c) (e)	21	716
M/I Homes Inc. (c)	14	240
Mac-Gray Corp.	10	144
Maidenform Brands Inc. (c)	18	357
Marcus Corp.	15	211
Marine Products Corp.	5	33
MarineMax Inc. (c)	16	153
Marriott Vacations Worldwide Corp. (c)	20	629
Martha Stewart Living Omnimedia Inc. - Class A (e)	26	87
Matthews International Corp. - Class A	22	725
Mattress Firm Holding Corp. (c) (e)	8	256
McClatchy Co. - Class A (c) (e)	50	111
MDC Holdings Inc. (e)	29	963
MDC Partners Inc.	21	236
Men’s Wearhouse Inc.	39	1,106
Meredith Corp. (e)	28	898
Meritage Homes Corp. (c)	21	720
Modine Manufacturing Co. (c)	36	247
Monarch Casino & Resort Inc. (c)	5	46
Monro Muffler Brake Inc.	24	782
Morgans Hotel Group Co. (c)	13	61
Movado Group Inc.	14	345
MTR Gaming Group Inc. (c)	17	82
Multimedia Games Inc. (c)	22	308
Nathan’s Famous Inc. (c)	2	60
National American University Holdings Inc.	4	18
National CineMedia Inc.	42	634
National Presto Industries Inc. (e)	4	251
New York & Co. Inc. (c)	16	56
New York Times Co. (c)	109	848
Nexstar Broadcasting Group Inc. - Class A (c)	10	69
NutriSystem Inc. (e)	21	248
Office Depot Inc. (c)	216	466
OfficeMax Inc. (c) (e)	63	320
Orbitz Worldwide Inc. (c)	13	49
Orchard Supply Hardware Stores Corp. - Class A (c)	1	24
Orient-Express Hotels Ltd. - Class A (c)	75	630
Outdoor Channel Holdings Inc.	12	86
Overstock.com Inc. (c) (e)	9	64
Oxford Industries Inc.	11	483
Papa John’s International Inc. (c)	14	674
Peets Coffee & Tea Inc. (c) (e)	10	613
Penske Auto Group Inc. (e)	34	732
Pep Boys-Manny Moe & Jack	40	395
Perfumania Holdings Inc. (c)	4	32
Perry Ellis International Inc. (c)	9	185
PetMed Express Inc. (e)	15	188
PF Chang’s China Bistro Inc.	16	827
Pier 1 Imports Inc.	74	1,220
Pinnacle Entertainment Inc. (c)	48	466

See accompanying Notes to Financial Statements.

	Shares/Par (p)	Value
Pool Corp.	37	1,487
Premier Exhibitions Inc.	20	53
Quicksilver Inc. (c)	99	230
RadioShack Corp. (e)	76	291
ReachLocal Inc. (c)	6	68
Reading International Inc. - Class A (c)	13	69
Red Lion Hotels Corp. (c)	10	90
Red Robin Gourmet Burgers Inc. (c)	11	345
Regis Corp.	45	803
Rent-A-Center Inc.	46	1,546
Rentrak Corp. (c)	7	149
RG Barry Corp.	7	95
Ruby Tuesday Inc. (c)	49	332
Rue21 Inc. (c) (e)	12	301
Ruth’s Hospitality Group Inc. (c)	26	173
Ryland Group Inc.	34	859
Saga Communications Inc. (c)	2	81
Saks Inc. (c) (e)	89	947
Salem Communications Corp. - Class A	8	42
Scholastic Corp.	20	567
Scientific Games Corp. - Class A (c)	44	378
Sealy Corp. (c) (e)	35	65
Select Comfort Corp. (c)	44	914
Shiloh Industries Inc.	3	32
Shoe Carnival Inc.	11	233
Shuffle Master Inc. (c)	41	566
Shutterfly Inc. (c) (e)	28	846
Sinclair Broadcast Group Inc. - Class A	38	348
Six Flags Entertainment Corp.	32	1,725
Skechers U.S.A. Inc. - Class A (c)	28	573
Skullcandy Inc. (c) (e)	12	176
Smith & Wesson Holding Corp. (c)	48	397
Sonic Automotive Inc. - Class A (e)	31	430
Sonic Corp. (c) (e)	47	475
Sotheby’s - Class A	52	1,724
Spartan Motors Inc.	29	153
Speedway Motorsports Inc.	9	146
Stage Stores Inc.	23	418
Standard Motor Products Inc.	15	213
Standard-Pacific Corp. (c) (e)	85	527
Stein Mart Inc. (c)	21	163
Steiner Leisure Ltd. (c)	11	529
Steinway Musical Instruments Inc. (c)	5	126
Steven Madden Ltd. (c)	30	961
Stewart Enterprises Inc. - Class A (e)	59	421
Stoneridge Inc. (c)	21	140
Strayer Education Inc. (e)	9	1,033
Sturm Ruger & Co. Inc. (e)	14	574
Superior Industries International Inc.	19	310
Systemax Inc. (c)	8	93
Talbots Inc. (c) (e)	55	138
Teavana Holdings Inc. (c) (e)	6	78
Tenneco Inc. (c)	47	1,255
Texas Roadhouse Inc. - Class A	49	898
The Jones Group Inc.	64	612
Tilly’s Inc. - Class A	7	113
Tower International Inc. (c)	4	46
Town Sports International Holdings Inc. (c)	16	214
True Religion Apparel Inc.	20	568
Tuesday Morning Corp. (c)	37	159
Tumi Holdings Inc. (c) (e)	16	288
U.S. Auto Parts Network Inc. (c)	9	36
Unifi Inc. (c)	10	110
Universal Electronics Inc. (c)	12	158
Universal Technical Institute Inc.	18	242
Vail Resorts Inc. (e)	27	1,374
Valassis Communications Inc. (c) (e)	35	754
Value Line Inc. (e)	1	7
Vera Bradley Inc. (c) (e)	16	335
Vitacost.com Inc. (c) (e)	17	99
Vitamin Shoppe Inc.	23	1,245
VOXX International Corp. - Class A (c)	14	134
Warnaco Group Inc. (c)	32	1,347
West Marine Inc. (c)	13	150
Wet Seal Inc. - Class A (c)	70	222
Weyco Group Inc.	6	144
Winmark Corp. (e)	2	102
Winnebago Industries Inc. (c)	21	217
WMS Industries Inc. (c)	42	839
Wolverine World Wide Inc.	38	1,471
World Wrestling Entertainment Inc. - Class A	22	171
Zumiez Inc. (c) (e)	17	657
		122,169
CONSUMER STAPLES - 3.6%
A.T. Cross Co. (c)	6	57
Alico Inc.	3	93
Alliance One International Inc. (e)	69	238
Andersons Inc.	15	628
Annie’s Inc. (c) (e)	4	160
Arden Group Inc. - Class A (e)	1	75
B&G Foods Inc.	37	992
Boston Beer Co. Inc. - Class A (c) (e)	6	742
Cal-Maine Foods Inc. (e)	11	446
Calavo Growers Inc. (e)	9	225
Casey’s General Stores Inc.	29	1,712
Central European Distribution Corp. (c) (e)	56	160
Central Garden & Pet Co. - Class A (c)	33	358
Chefs’ Warehouse Inc. (c)	8	146
Chiquita Brands International Inc. (c) (e)	34	171
Coca-Cola Bottling Co.	4	241
Craft Brewers Alliance Inc. (c)	6	52
Darling International Inc. (c)	89	1,473
Diamond Foods Inc. (e)	16	290
Dole Food Co. Inc. (c) (e)	27	235
Elizabeth Arden Inc. (c)	19	754
Farmer Bros. Co. (c)	3	24
Female Health Co. (e)	16	91
Fresh Del Monte Produce Inc.	29	689
Griffin Land & Nurseries Inc. - Class A	2	43
Hain Celestial Group Inc. (c)	28	1,564
Harbinger Group Inc. (c)	31	245
Harris Teeter Supermarkets Inc.	35	1,433
Heckmann Corp. (c) (e)	103	348
Ingles Markets Inc. - Class A	11	172
Inter Parfums Inc.	12	201
Inventure Foods Inc. (c)	10	63
J&J Snack Foods Corp.	11	660
John B. Sanfilippo & Son (c)	6	108
Lancaster Colony Corp. (e)	14	1,004
Lifeway Foods Inc. (e)	2	23
Limoneira Co. (e)	7	114
Medifast Inc. (c) (e)	10	198
Nash Finch Co.	10	214
National Beverage Corp. (c)	8	114
Natures Sunshine Products Inc.	10	146
Nutraceutical International Corp. (c)	7	109
Oil-Dri Corp. of America	4	89
Omega Protein Corp. (c)	15	110
Orchids Paper Products Co. (e)	4	78
Pantry Inc. (c)	18	265
Pilgrim’s Pride Corp. (c)	46	332

See accompanying Notes to Financial Statements.

	Shares/Par (p)	Value
Post Holdings Inc.	21	648
Prestige Brands Holdings Inc. (c)	38	605
PriceSmart Inc.	14	925
Revlon Inc. - Class A (c)	8	117
Rite Aid Corp. (c) (e)	508	712
Roundy’s Inc. (e)	14	144
Sanderson Farms Inc.	18	811
Schiff Nutrition International Inc. (c)	9	163
Seneca Foods Corp. - Class A (c)	7	175
Smart Balance Inc. (c)	47	442
Snyders-Lance Inc.	36	920
Spartan Stores Inc.	17	308
Spectrum Brands Holdings Inc. (c)	18	575
Star Scientific Inc. (c) (e)	112	511
SUPERVALU Inc. (e)	162	839
Susser Holdings Corp. (c)	9	320
Synutra International Inc. (c) (e)	13	70
Tootsie Roll Industries Inc. (e)	20	468
TreeHouse Foods Inc. (c)	28	1,727
United Natural Foods Inc. (c)	38	2,066
Universal Corp.	18	831
USANA Health Sciences Inc. (c) (e)	5	196
Vector Group Ltd. (e)	41	694
Village Super Market Inc. - Class A	6	211
WD-40 Co.	12	604
Weis Markets Inc.	8	376
Westway Group Inc. (e)	9	56
		33,199
ENERGY - 5.7%
Abraxas Petroleum Corp. (e)	63	200
Adams Resources & Energy Inc.	2	67
Alon USA Energy Inc.	8	71
Amyris Inc. (c) (e)	23	103
Apco Oil And Gas International Inc. (e)	7	134
Approach Resources Inc. (c)	22	569
Arch Coal Inc. (e)	162	1,116
ATP Oil & Gas Corp. (c) (e)	34	115
Basic Energy Services Inc. (c) (e)	24	245
Berry Petroleum Co. - Class A (e)	40	1,601
Bill Barrett Corp. (c) (e)	37	798
Bolt Technology Corp.	7	98
Bonanza Creek Energy Inc.	7	122
BPZ Resources Inc. (e)	83	209
Bristow Group Inc.	28	1,126
C&J Energy Services Inc. (c) (e)	34	631
Cal Dive International Inc. (c)	74	214
Callon Petroleum Co. (c)	27	116
Carrizo Oil & Gas Inc. (c)	30	709
Ceres Inc. (c) (e)	4	38
Clayton Williams Energy Inc. (c)	5	219
Clean Energy Fuels Corp. (c) (e)	51	788
Cloud Peak Energy Inc. (c)	47	800
Comstock Resources Inc. (c)	36	595
Contango Oil & Gas Co. (c)	10	582
CREDO Petroleum Corp. (c)	5	76
Crimson Exploration Inc. (c) (e)	13	61
Crosstex Energy Inc.	32	455
CVR Energy Inc. (c)	13	340
Dawson Geophysical Co. (c)	6	140
Delek US Holdings Inc.	13	230
Dril-Quip Inc. (c)	31	2,030
Endeavour International Corp. (c) (e)	30	252
Energy Partners Ltd. (c)	23	389
Energy XXI Bermuda Ltd.	61	1,902
Evolution Petroleum Corp. (c) (e)	13	108
Exterran Holdings Inc. (c)	50	636
Forbes Energy Services Ltd. (c) (e)	11	53
Forest Oil Corp. (c)	90	659
Forum Energy Technologies Inc.	17	333
Frontline Ltd. (e)	37	171
FX Energy Inc. (c)	38	224
GasLog Ltd.	18	182
Gastar Exploration Ltd. (c)	43	83
GeoResources Inc. (c)	16	597
Gevo Inc. (c) (e)	16	79
Global Geophysical Services Inc. (c)	14	88
Goodrich Petroleum Corp. (c) (e)	21	291
Green Plains Renewable Energy Inc. (c) (e)	19	120
Gulf Island Fabrication Inc.	12	328
Gulfmark Offshore Inc. - Class A (c) (e)	21	704
Gulfport Energy Corp. (c)	43	884
Halcon Resources Corp. (c)	54	508
Hallador Energy Co. (e)	2	17
Harvest Natural Resources Inc. (c) (e)	29	248
Helix Energy Solutions Group Inc. (c)	81	1,329
Hercules Offshore Inc. (c)	122	432
Hornbeck Offshore Services Inc. (c)	27	1,055
ION Geophysical Corp. (c)	104	687
Isramco Inc. (c) (e)	1	101
Key Energy Services Inc. (c)	116	883
KiOR Inc. - Class A (c) (e)	20	181
Knightsbridge Tankers Ltd. (e)	17	139
Kodiak Oil & Gas Corp. (c) (e)	203	1,668
Lufkin Industries Inc.	26	1,395
Magnum Hunter Resources Corp. (c) (e)	114	474
Matador Resources Co. (c)	10	109
Matrix Service Co. (c)	21	233
McMoRan Exploration Co. (c) (e)	78	987
Midstates Petroleum Co. Inc.	18	178
Miller Energy Resources Inc. (c) (e)	21	103
Mitcham Industries Inc. (c)	10	177
Natural Gas Services Group Inc. (c)	11	162
Newpark Resources Inc. (c)	67	395
Nordic American Tanker Shipping Ltd. (e)	40	545
Northern Oil and Gas Inc. (c) (e)	49	780
Oasis Petroleum Inc. (c) (e)	61	1,486
Overseas Shipholding Group Inc. (e)	21	236
OYO Geospace Corp. (c)	5	441
Panhandle Oil and Gas Inc. - Class A	5	165
Parker Drilling Co. (c)	89	399
Patriot Coal Corp. (c) (e)	69	85
PDC Energy Inc. (c)	21	521
Penn Virginia Corp.	34	248
PetroQuest Energy Inc. (c) (e)	46	229
PHI Inc. (c)	9	261
Pioneer Drilling Co. (c)	50	396
Quicksilver Resources Inc. (c)	90	486
Renewable Energy Group Inc. (c)	5	39
Rentech Inc. (c)	168	347
Resolute Energy Corp. (c) (e)	37	356
Rex Energy Corp. (c) (e)	33	373
Rex Stores Corp. (c)	6	109
Rosetta Resources Inc. (c)	41	1,485
Sanchez Energy Corp. (e)	9	185
Saratoga Resources Inc. (c) (e)	14	81
Scorpio Tankers Inc. (c)	26	164
SemGroup Corp. (c)	32	1,022
Ship Finance International Ltd. (e)	36	562
Solazyme Inc. (c) (e)	25	349
Stone Energy Corp. (c)	39	977
Swift Energy Co. (c)	33	610

See accompanying Notes to Financial Statements.

	Shares/Par (p)	Value
Synergy Resources Corp. (c) (e)	30	92
Targa Resources Corp.	22	950
Teekay Tankers Ltd. - Class A	43	197
Tesco Corp. (c)	23	279
Tetra Technologies Inc. (c)	61	437
TGC Industries Inc. (c)	11	108
Triangle Petroleum Corp. (c) (e)	32	179
Union Drilling Inc. (c) (e)	10	46
Uranerz Energy Corp. (c) (e)	52	76
Uranium Energy Corp. (c) (e)	59	135
VAALCO Energy Inc. (c)	45	385
Vantage Drilling Co. (c)	145	217
Venoco Inc. (c)	22	224
Voyager Oil & Gas Inc. (c) (e)	29	50
W&T Offshore Inc.	28	425
Warren Resources Inc. (c)	55	131
Western Refining Inc. (e)	44	984
Westmoreland Coal Co. (c) (e)	9	76
Willbros Group Inc. (c)	33	216
ZaZa Energy Corp. (c)	19	86
		52,372
FINANCIALS - 21.0%
1st Source Corp.	12	281
1st United Bancorp Inc. (c)	21	129
Acadia Realty Trust	34	784
Access National Corp. (e)	6	73
AG Mortgage Investment Trust Inc. (e)	12	261
Agree Realty Corp.	9	209
Alexander’s Inc.	2	697
Alliance Financial Corp.	4	130
Alterra Capital Holdings Ltd.	69	1,619
American Assets Trust Inc.	25	611
American Capital Mortgage Investment Corp. (e)	28	664
American Equity Investment Life Holding Co.	47	513
American National Bankshares Inc.	6	141
American Realty Capital Trust Inc. (e)	121	1,321
American Safety Insurance Holdings Ltd. (c)	8	158
Ameris Bancorp (c)	20	247
Amerisafe Inc. (c)	14	358
Ames National Corp. (e)	6	145
AmTrust Financial Services Inc. (e)	19	562
Anworth Mortgage Asset Corp.	106	746
Apollo Commercial Real Estate Finance Inc.	16	257
Apollo Investment Corp.	156	1,201
Apollo Residential Mortgage Inc.	19	367
Ares Commercial Real Estate Corp. (e)	6	103
Argo Group International Holdings Ltd.	21	609
Arlington Asset Investment Corp. - Class A (e)	7	147
ARMOUR Residential REIT Inc. (e)	134	951
Arrow Financial Corp. (e)	7	171
Artio Global Investors Inc.	27	93
Ashford Hospitality Trust Inc.	39	330
Asset Acceptance Capital Corp. (c)	12	82
Associated Estates Realty Corp.	32	485
Asta Funding Inc.	8	79
Astoria Financial Corp. (e)	69	676
AV Homes Inc. (c)	7	98
Baldwin & Lyons Inc. - Class B	7	167
BancFirst Corp. (e)	5	203
Banco Latinoamericano de Comercio Exterior SA - Class E	21	456
Bancorp Inc. (c)	24	228
BancorpSouth Inc.	73	1,058
Bank Mutual Corp.	36	159
Bank of Kentucky Financial Corp.	5	136
Bank of Marin Bancorp.	4	148
Bank of the Ozarks Inc.	23	677
BankFinancial Corp. (e)	18	139
Banner Corp.	14	310
Bar Harbor Bankshares	3	107
BBCN Bancorp Inc.	60	655
Beneficial Mutual Bancorp Inc. (c)	27	235
Berkshire BanCorp. Inc.	3	29
Berkshire Hills Bancorp Inc.	17	376
BGC Partners Inc. - Class A	76	445
BlackRock Kelso Capital Corp. (e)	56	542
BofI Holding Inc. (c)	7	141
Boston Private Financial Holdings Inc.	60	538
Bridge Bancorp Inc.	7	156
Bridge Capital Holdings (c) (e)	8	124
Brookline Bancorp Inc.	54	479
Bryn Mawr Bank Corp.	10	200
BSB BanCorp. Inc. (c)	6	80
C&F Financial Corp. (e)	2	98
Calamos Asset Management Inc. - Class A	14	164
California First National Bancorp. (e)	1	14
Camden National Corp.	6	233
Campus Crest Communities Inc.	23	236
Cape Bancorp Inc. (c)	7	58
Capital Bank Corp. (c) (e)	8	19
Capital City Bank Group Inc.	9	66
Capital Southwest Corp. (e)	2	249
CapLease Inc.	54	225
Capstead Mortgage Corp.	72	1,003
Cardinal Financial Corp.	21	261
Cardtronics Inc. (c)	33	1,006
Cascade Bancorp (c) (e)	4	22
Cash America International Inc.	23	998
Cathay General Bancorp	59	979
Cedar Shopping Centers Inc.	45	226
Center Bancorp Inc. (e)	11	121
CenterState Banks of Florida Inc.	22	159
Central Pacific Financial Corp. (c)	17	235
Century Bancorp. Inc. - Class A (e)	3	84
Charter Financial Corp. (e)	4	40
Chatham Lodging Trust	11	161
Chemical Financial Corp.	21	442
Chesapeake Lodging Trust	25	423
CIFC Corp. (c) (e)	7	53
Citizens & Northern Corp.	10	194
Citizens Inc. - Class A (c)	30	292
Citizens Republic BanCorp. Inc. (c)	31	524
City Holdings Co. (e)	12	393
Clifton Savings Bancorp Inc.	5	49
CNB Financial Corp.	10	170
CNO Financial Group Inc.	168	1,307
CoBiz Financial Inc.	24	152
Cohen & Steers Inc. (e)	14	490
Colonial Properties Trust	68	1,498
Colony Financial Inc.	26	456
Columbia Banking System Inc.	30	563
Community Bank System Inc.	31	832
Community Trust Bancorp Inc.	11	357
Consolidated-Tomoka Land Co. (e)	3	91
Coresite Realty Corp.	16	409
Cousins Properties Inc.	71	554
Cowen Group Inc. - Class A (c)	67	179
Crawford & Co. - Class B	19	77
Credit Acceptance Corp. (c)	6	511
CreXus Investment Corp.	52	525

See accompanying Notes to Financial Statements.

	Shares/Par (p)	Value
CubeSmart	95	1,108
CVB Financial Corp. (e)	69	806
CYS Investments Inc.	90	1,233
DCT Industrial Trust Inc. (e)	189	1,191
DFC Global Corp. (c)	33	607
Diamond Hill Investment Group Inc.	2	171
DiamondRock Hospitality Co.	128	1,303
Dime Community Bancshares Inc.	23	311
Donegal Group Inc. - Class A	5	69
Doral Financial Corp. (c)	102	152
Duff & Phelps Corp. - Class A	23	330
DuPont Fabros Technology Inc. (e)	47	1,350
Dynex Capital Inc.	40	413
Eagle Bancorp Inc. (c)	13	199
Eastern Insurance Holdings Inc.	5	86
EastGroup Properties Inc.	22	1,170
Edelman Financial Group Inc.	14	125
Education Realty Trust Inc.	73	809
eHealth Inc. (c)	16	256
EMC Insurance Group Inc.	3	52
Employer Holdings Inc.	26	468
Encore Bancshares Inc.	7	142
Encore Capital Group Inc. (c)	17	499
Enstar Group Ltd. (c)	6	643
Enterprise Bancorp Inc.	4	58
Enterprise Financial Services Corp.	14	150
Entertainment Properties Trust	36	1,465
Epoch Holding Corp.	11	260
Equity One Inc.	42	880
ESB Financial Corp. (e)	11	143
ESSA BanCorp Inc.	8	89
EverBank Financial Corp. (c)	17	185
Evercore Partners Inc. - Class A	22	515
Excel Trust Inc.	25	301
EZCORP Inc. - Class A (c)	36	847
Farmers National Banc Corp. (e)	14	89
FBL Financial Group Inc. - Class A	9	263
FBR Capital Markets Corp. (c)	37	102
Federal Agricultural Mortgage Corp. - Class C	8	216
FelCor Lodging Trust Inc. (c)	100	470
Fidelity Southern Corp. (e)	7	62
Fidus Investment Corp. (e)	7	110
Fifth Street Finance Corp.	65	653
Financial Engines Inc. (c) (e)	36	765
Financial Institutions Inc.	12	194
First American Financial Corp.	82	1,388
First Bancorp Inc. (c)	54	212
First Bancorp Inc.	7	117
First Bancorp Inc.	10	90
First Busey Corp.	63	303
First California Financial Group Inc. (c)	17	118
First Cash Financial Services Inc. (c)	23	923
First Commonwealth Financial Corp.	82	555
First Community Bancshares Inc.	13	194
First Connecticut Bancorp Inc.	14	187
First Defiance Financial Corp.	8	145
First Financial Bancorp	44	703
First Financial Bankshares Inc. (e)	25	858
First Financial Corp.	9	262
First Financial Holdings Inc.	14	152
First Financial Northwest Inc. (c) (e)	12	99
First Industrial Realty Trust Inc. (c)	68	862
First Interstate BancSystem Inc.	11	158
First Marblehead Corp. (c) (e)	33	38
First Merchants Corp.	22	275
First Midwest Bancorp Inc.	56	620
First of Long Island Corp.	5	157
First PacTrust Bancorp Inc.	9	102
First Potomac Realty Trust	40	471
FirstMerit Corp.	83	1,378
Flagstone Reinsurance Holdings SA (e)	40	322
Flushing Financial Corp.	24	322
FNB Corp.	108	1,169
FNB United Corp. (c)	8	99
Forestar Group Inc. (c)	27	346
Fortegra Financial Corp. (c)	4	29
Fox Chase Bancorp Inc. (e)	9	129
Franklin Financial Corp. (c)	12	194
Franklin Street Properties Corp.	54	567
FX Alliance Inc. (e)	4	68
FXCM Inc. - Class A (e)	15	172
Gain Capital Holdings Inc. (e)	11	57
GAMCO Investors Inc.	5	234
German American Bancorp Inc. (e)	11	215
Getty Realty Corp. (e)	19	372
GFI Group Inc.	51	181
Glacier Bancorp Inc.	56	862
Gladstone Capital Corp. (e)	18	144
Gladstone Commercial Corp. (e)	9	156
Gladstone Investment Corp.	17	124
Glimcher Realty Trust	105	1,075
Global Indemnity Plc (c) (e)	10	195
Golub Capital BDC Inc. (e)	11	166
Government Properties Income Trust	29	646
Gramercy Capital Corp. (c)	35	88
Great Southern Bancorp Inc.	7	199
Green Dot Corp. (c) (e)	18	405
Greenhill & Co. Inc.	22	791
Greenlight Capital Re Ltd. - Class A (c)	22	557
GSV Capital Corp. (c) (e)	15	137
Guaranty Bancorp (c)	58	123
Gyrodyne Co. of America Inc. (c) (e)	1	104
Hallmark Financial Services Inc. (c)	12	91
Hancock Holding Co.	58	1,778
Hanmi Financial Corp. (c)	23	243
Harris & Harris Group Inc. (c)	20	76
Healthcare Realty Trust Inc.	59	1,415
Heartland Financial USA Inc.	11	268
Hercules Technology Growth Capital Inc.	39	438
Heritage Commerce Corp. (c)	18	119
Heritage Financial Corp. (e)	13	192
Heritage Financial Group Inc.	7	85
Heritage Oaks BanCorp. (c) (e)	15	85
Hersha Hospitality Trust	132	699
HFF Inc. - Class A (c)	25	350
Highwoods Properties Inc.	57	1,918
Hilltop Holdings Inc. (c)	31	319
Hingham Institution for Savings (e)	1	59
Home Bancorp Inc.	5	89
Home Bancshares Inc.	18	547
Home Federal Bancorp Inc.	11	110
Home Loan Servicing Solutions Ltd.	10	132
Homeowners Choice Inc.	6	97
HomeStreet Inc. (c)	3	103
Horace Mann Educators Corp.	30	530
Horizon BanCorp. (e)	3	76
Horizon Technology Finance Corp. (e)	5	79
Hudson Pacific Properties Inc. (e)	28	480
Hudson Valley Holding Corp.	13	227
IberiaBank Corp.	22	1,126
Independence Holding Co. (e)	5	48
Independent Bank Corp. (e)	16	478

See accompanying Notes to Financial Statements.

	Shares/Par (p)	Value
Infinity Property & Casualty Corp.	10	561
Inland Real Estate Corp.	61	507
International Bancshares Corp.	41	801
INTL FCStone Inc. (c)	10	200
Invesco Mortgage Capital Inc.	89	1,629
Investment Technology Group Inc. (c)	31	285
Investors Bancorp Inc. (c)	35	531
Investors Real Estate Trust (e)	66	524
Investors Title Co. (e)	1	54
iStar Financial Inc. (c) (e)	65	419
JMP Group Inc.	13	79
Kaiser Federal Financial Group Inc.	7	102
Kansas City Life Insurance Co. (e)	3	108
KBW Inc. (e)	27	440
Kearny Financial Corp.	12	113
Kennedy-Wilson Holdings Inc. (e)	27	378
Kite Realty Group Trust (e)	44	217
Knight Capital Group Inc. - Class A (c)	76	903
Kohlberg Capital Corp.	17	121
Ladenburg Thalmann Financial Services Inc. (c) (e)	75	115
Lakeland Bancorp Inc.	19	203
Lakeland Financial Corp.	13	352
LaSalle Hotel Properties	66	1,924
Lexington Realty Trust (e)	93	785
LTC Properties Inc.	23	832
Maiden Holdings Ltd.	41	355
Main Street Capital Corp.	18	438
MainSource Financial Group Inc. (e)	15	180
Manning & Napier Inc. - Class A	11	152
MarketAxess Holdings Inc.	28	748
Marlin Business Services Inc.	7	114
MB Financial Inc.	42	906
MCG Capital Corp.	63	291
Meadowbrook Insurance Group Inc.	41	359
Medallion Financial Corp.	14	146
Medical Properties Trust Inc.	104	998
Medley Capital Corp.	13	160
Mercantile BanCorp. (c) (e)	7	121
Merchants Bancshares Inc.	4	108
Meridian Interstate BanCorp Inc. (c)	7	91
Metro Bancorp Inc. (c)	11	128
MetroCorp. Bancshares Inc. (c) (e)	12	129
MGIC Investment Corp. (c) (e)	142	409
MicroFinancial Inc. (e)	6	52
Middleburg Financial Corp.	4	70
Midsouth Bancorp Inc.	5	67
MidWestOne Financial Group Inc.	5	111
Mission West Properties Inc.	12	100
Monmouth Real Estate Investment Corp. - Class A	30	348
Montpelier Re Holdings Ltd.	41	867
MVC Capital Inc.	18	239
NASB Financial Inc. (c)	3	64
National Bankshares Inc. (e)	5	155
National Financial Partners Corp. (c) (e)	31	422
National Health Investors Inc.	19	959
National Interstate Corp.	6	158
National Penn Bancshares Inc.	96	915
National Western Life Insurance Co. - Class A	2	255
Nationstar Mortgage Holdings Inc. (c)	15	315
Navigators Group Inc. (c)	8	423
NBT Bancorp Inc.	26	564
Nelnet Inc. - Class A	20	451
Netspend Holdings Inc. (c) (e)	24	220
New Mountain Finance Corp.	7	93
New York Mortgage Trust Inc. (e)	13	93
NewStar Financial Inc. (c)	20	255
NGP Capital Resources Co.	15	103
Nicholas Financial Inc.	8	105
Northfield Bancorp Inc. (e)	14	193
Northrim BanCorp Inc.	5	106
NorthStar Realty Finance Corp.	103	536
Northwest Bancshares Inc.	73	859
OceanFirst Financial Corp.	10	149
Ocwen Financial Corp. (c)	83	1,555
Old National Bancorp	73	878
Omega Healthcare Investors Inc.	82	1,835
OmniAmerican Bancorp Inc. (c)	9	201
One Liberty Properties Inc.	8	154
OneBeacon Insurance Group Ltd.	16	206
Oppenheimer Holdings Inc. - Class A (e)	9	141
Oriental Financial Group Inc.	31	339
Oritani Financial Corp.	37	525
Pacific Capital Bancorp NA (c)	4	160
Pacific Continental Corp.	14	121
Pacific Mercantile BanCorp. (c)	8	56
PacWest Bancorp	23	545
Park National Corp. (e)	9	656
Park Sterling Corp. (c)	26	120
Parkway Properties Inc.	18	205
Peapack Gladstone Financial Corp. (e)	7	105
Pebblebrook Hotel Trust	40	943
PennantPark Investment Corp.	44	455
Penns Woods Bancorp Inc.	3	133
Pennsylvania Real Estate Investment Trust	42	633
Pennymac Mortgage Investment Trust	32	626
Peoples Bancorp Inc.	8	184
Peoples Federal Bancshares Inc. (c) (e)	5	78
PHH Corp. (c) (e)	43	745
Phoenix Cos. Inc. (e)	96	177
Pico Holdings Inc. (c)	18	408
Pinnacle Financial Partners Inc. (c)	26	508
Piper Jaffray Cos. (c)	13	301
Platinum Underwriters Holdings Ltd.	27	1,024
Portfolio Recovery Associates Inc. (c)	13	1,204
Potlatch Corp.	31	993
Preferred Bank (c) (e)	9	120
Presidential Life Corp.	15	150
Primerica Inc.	36	966
PrivateBancorp Inc.	47	701
Prospect Capital Corp. (e)	94	1,071
Prosperity Bancshares Inc.	36	1,516
Provident Financial Holdings Inc. (e)	7	86
Provident Financial Services Inc.	46	703
Provident New York Bancorp	28	214
PS Business Parks Inc.	14	972
Pzena Investment Management Inc. - Class A	4	18
Radian Group Inc. (e)	108	354
RAIT Financial Trust (e)	42	192
Ramco-Gershenson Properties Trust	35	445
Redwood Trust Inc.	61	761
Regional Management Corp.	4	61
Renasant Corp.	20	317
Republic Bancorp Inc. - Class A (e)	8	170
Resource America Inc. - Class A	9	59
Resource Capital Corp.	66	354
Retail Opportunity Investments Corp. (e)	37	446
RLI Corp.	16	1,114
RLJ Lodging Trust	82	1,481
Rockville Financial Inc.	21	245
Roma Financial Corp. (e)	4	36

See accompanying Notes to Financial Statements.

	Shares/Par (p)	Value
Rouse Properties Inc. (e)	17	229
S&T Bancorp Inc. (e)	21	395
Sabra Healthcare REIT Inc.	29	504
Safety Insurance Group Inc.	10	412
Sandy Spring Bancorp Inc.	18	326
Saul Centers Inc.	6	258
SCBT Financial Corp.	11	397
SeaBright Insurance Holdings Inc.	17	154
Seacoast Banking Corp. of Florida (c)	44	66
Select Income REIT (c)	7	167
Selective Insurance Group	42	736
SI Financial Group Inc.	8	93
Sierra Bancorp	7	72
Simmons First National Corp. - Class A (e)	13	310
Solar Capital Ltd.	28	615
Solar Senior Capital Ltd.	7	123
Southside Bancshares Inc. (e)	13	301
Southwest Bancorp Inc. (c)	14	135
Sovran Self Storage Inc.	22	1,119
STAG Industrial Inc.	18	268
Starwood Property Trust Inc.	90	1,912
State Auto Financial Corp.	11	149
State Bank Financial Corp. (c)	24	358
StellarOne Corp. (e)	17	210
Sterling Bancorp	24	241
Sterling Financial Corp. (c)	21	388
Stewart Information Services Corp. (e)	14	208
Stifel Financial Corp. (c)	41	1,267
Strategic Hotels & Resorts Inc. (c)	143	924
Suffolk Bancorp (c) (e)	7	90
Summit Hotel Properties Inc.	24	197
Sun Bancorp Inc. (c) (e)	36	97
Sun Communities Inc.	20	905
Sunstone Hotel Investors Inc. (c)	92	1,009
Susquehanna Bancshares Inc.	145	1,492
SWS Group Inc. (c)	26	137
SY Bancorp Inc.	9	214
Symetra Financial Corp.	60	752
Taylor Capital Group Inc. (c) (e)	13	209
TCP Capital Corp.	4	64
Tejon Ranch Co. (c)	11	314
Terreno Realty Corp	12	177
Territorial Bancorp Inc.	8	175
Texas Capital Bancshares Inc. (c)	29	1,159
THL Credit Inc.	8	113
Thomas Properties Group Inc.	25	134
TICC Capital Corp. (e)	30	296
Tompkins Financial Corp.	7	279
Tower Group Inc.	29	611
TowneBank (e)	19	271
Tree.com Inc. (c)	5	53
Triangle Capital Corp. (e)	20	455
Trico Bancshares	12	181
TrustCo Bank Corp.	71	389
Trustmark Corp.	50	1,222
Two Harbors Investment Corp.	165	1,711
UMB Financial Corp.	25	1,262
UMH Properties Inc. (e)	11	114
Umpqua Holdings Corp.	87	1,149
Union First Market Bankshares Corp.	17	241
United Bankshares Inc. (e)	39	1,003
United Community Banks Inc. (c)	32	272
United Financial Bancorp Inc.	13	192
United Fire Group Inc.	18	374
Universal Health Realty Income Trust	9	379
Universal Insurance Holdings Inc. (e)	18	61
Univest Corp. of Pennsylvania	13	222
Urstadt Biddle Properties Inc. - Class A	17	342
ViewPoint Financial Group (e)	27	417
Virginia Commerce Bancorp (c)	20	167
Virtus Investment Partners Inc. (c)	5	395
Walker & Dunlop Inc. (c)	10	122
Walter Investment Management Corp.	22	517
Washington Banking Co. (e)	11	158
Washington REIT	51	1,445
Washington Trust Bancorp Inc.	12	284
Webster Financial Corp.	56	1,205
WesBanco Inc.	17	369
West Bancorp Inc.	12	113
West Coast Bancorp (c)	14	282
Westamerica Bancorporation (e)	22	1,028
Western Alliance Bancorp (c)	52	484
Western Asset Mortgage Capital Corp. (e)	6	119
Westfield Financial Inc.	20	143
Westwood Holdings Group Inc.	5	174
Whitestone REIT (e)	8	104
Wilshire Bancorp Inc. (c)	49	270
Winthrop Realty Trust	22	265
Wintrust Financial Corp.	28	994
WisdomTree Investments Inc. (c)	45	294
World Acceptance Corp. (c) (e)	9	600
WSFS Financial Corp.	6	237
		191,335
HEALTH CARE - 13.1%
Abaxis Inc.	17	636
Abiomed Inc. (e)	25	574
Acadia HealthCare Co. Inc. (c) (e)	18	308
Accelrys Inc. (c)	44	357
Accretive Health Inc. (c) (e)	43	475
Accuray Inc. (e)	55	376
Achillion Pharmaceuticals Inc. (c)	41	254
Acorda Therapeutics Inc. (c)	31	721
Acura Pharmaceuticals Inc. (c) (e)	4	12
Aegerion Pharmaceuticals Inc. (e)	17	245
Affymax Inc. (c) (e)	28	355
Affymetrix Inc. (c)	56	262
Agenus Inc. (c)	17	91
Air Methods Corp.	10	971
Akorn Inc. (e)	44	695
Align Technology Inc.	55	1,851
Alkermes Plc (c)	94	1,598
Allos Therapeutics Inc.	69	124
Almost Family Inc.	7	150
Alnylam Pharmaceuticals Inc. (c)	36	417
Alphatec Holdings Inc. (c)	39	72
AMAG Pharmaceuticals Inc. (c)	16	253
Amedisys Inc. (e)	22	272
Amicus Therapeutics Inc. (c) (e)	23	127
AMN Healthcare Services Inc.	28	169
Ampio Pharmaceuticals Inc. (c) (e)	12	61
Amsurg Corp. (c)	24	710
Anacor Pharmaceuticals Inc.	12	78
Analogic Corp.	10	606
AngioDynamics Inc. (c)	19	232
Anika Therapeutics Inc.	9	122
Antares Pharma Inc. (e)	73	266
Arena Pharmaceuticals Inc. (e)	152	1,515
ArQule Inc.	46	274
Array BioPharma Inc. (c)	69	240
ArthroCare Corp.	21	606
Assisted Living Concepts Inc. - Class A	14	205

See accompanying Notes to Financial Statements.

	Shares/Par (p)	Value
Astex Pharmaceuticals (c) (e)	71	149
athenahealth Inc. (c) (e)	28	2,188
AtriCure Inc. (c)	11	108
Atrion Corp.	1	262
Auxilium Pharmaceuticals Inc. (c)	37	1,003
AVANIR Pharmaceuticals - Class A (c) (e)	100	392
AVEO Pharmaceuticals Inc. (e)	30	364
BG Medicine Inc. (c) (e)	8	58
Bio-Reference Labs Inc. (c)	19	495
BioCryst Pharmaceuticals Inc. (c) (e)	38	150
BioDelivery Sciences International Inc. (c) (e)	16	73
Biosante Pharmaceuticals Inc. (c)	—	—
BioScrip Inc. (c)	32	238
BioSpecifics Technologies Corp.	3	57
Biotime Inc. (c) (e)	23	108
Cadence Pharmaceuticals Inc. (c) (e)	39	140
Cambrex Corp. (c)	23	215
Cantel Medical Corp.	16	445
Capital Senior Living Corp. (c)	20	212
Cardiovascular Systems Inc. (c) (e)	11	109
Celldex Therapeutics Inc. (c)	48	247
Cempra Inc. (c)	3	30
Centene Corp. (c)	40	1,196
Cepheid Inc. (c)	51	2,264
Cerus Corp. (c) (e)	42	141
Chemed Corp. (e)	15	904
ChemoCentryx Inc. (c) (e)	5	75
Chindex International Inc. (c)	9	84
Clovis Oncology Inc. (c) (e)	10	227
Codexis Inc. (c) (e)	15	56
Computer Programs & Systems Inc.	9	498
Conceptus Inc. (c)	24	479
Conmed Corp.	22	621
Corcept Therapeutics Inc. (c) (e)	34	151
Cornerstone Therapeutics Inc. (c)	6	41
Coronado Biosciences Inc. (e)	10	52
Corvel Corp. (c)	5	227
Cross Country Healthcare Inc. (c)	21	91
CryoLife Inc. (c)	25	129
Cubist Pharmaceuticals Inc. (c)	49	1,851
Cumberland Pharmaceuticals Inc. (c)	9	59
Curis Inc. (c) (e)	56	305
Cyberonics Inc. (c)	21	958
Cynosure Inc. - Class A (c)	8	174
Cytori Therapeutics Inc. (c) (e)	45	122
Dendreon Corp. (c) (e)	118	870
DepoMed Inc. (c)	40	227
Derma Sciences Inc. (c) (e)	7	67
DexCom Inc. (c)	53	682
Discovery Laboratories Inc. (c)	33	77
DUSA Pharmaceuticals Inc. (c)	22	113
Dyax Corp.	87	185
Dynavax Technologies Inc. (c) (e)	134	580
Emergent BioSolutions Inc. (c)	19	284
Emeritus Corp. (c)	23	393
Endocyte Inc. (c) (e)	23	187
Endologix Inc. (c)	43	658
Ensign Group Inc.	13	368
EnteroMedics Inc. (c) (e)	19	67
Enzon Pharmaceuticals Inc. (c) (e)	33	223
Epocrates Inc. (c)	14	114
eResearch Technology Inc. (c)	37	293
Exact Sciences Corp. (c)	45	484
ExacTech Inc.	7	111
ExamWorks Group Inc. (c) (e)	23	298
Exelixis Inc. (c) (e)	118	654
Five Star Quality Care Inc. (c)	32	100
Fluidigm Corp. (c)	16	236
Furiex Pharmaceuticals Inc. (c)	7	153
Genomic Health Inc. (c)	13	435
Gentiva Health Services Inc. (c)	26	181
Geron Corp. (c) (e)	95	163
Greatbatch Inc. (c)	18	404
Greenway Medical Technologies (e)	6	91
GTx Inc. (c)	17	60
Haemonetics Corp. (c)	20	1,453
Halozyme Therapeutics Inc. (c)	71	627
Hanger Orthopedic Group Inc. (c)	26	670
Hansen Medical Inc. (c) (e)	36	81
Harvard Bioscience Inc. (c)	14	53
Healthsouth Corp. (c)	73	1,703
HealthStream Inc. (c)	14	367
Healthways Inc. (c)	27	213
HeartWare International Inc. (c) (e)	11	967
Hi-Tech Pharmacal Co. Inc. (c)	8	259
HMS Holdings Corp. (c)	66	2,208
Horizon Pharma Inc. (c) (e)	16	115
ICU Medical Inc. (c)	10	518
Idenix Pharmaceuticals Inc. (c) (e)	58	593
ImmunoCellular Therapeutics Ltd. (c)	30	114
Immunogen Inc. (c) (e)	58	979
Immunomedics Inc. (c) (e)	50	179
Impax Laboratories Inc. (c)	52	1,047
Infinity Pharmaceuticals Inc. (c) (e)	16	215
Insulet Corp. (c)	37	787
Integra LifeSciences Holdings Corp. (c)	16	579
Integramed America Inc. (c)	7	93
InterMune Inc. (c) (e)	50	601
Invacare Corp.	25	378
IPC The Hospitalist Co. Inc. (c)	13	567
IRIS International Inc. (c)	13	149
Ironwood Pharmaceuticals Inc. (c) (e)	58	797
Isis Pharmaceuticals Inc. (c) (e)	75	905
Jazz Pharmaceuticals Plc (c)	32	1,435
Keryx Biopharmaceuticals Inc. (c) (e)	59	106
Kindred Healthcare Inc. (c)	40	389
Landauer Inc.	8	434
Lannett Co. Inc. (c)	11	46
Lexicon Pharmaceuticals Inc. (c) (e)	152	341
LHC Group Inc. (c)	13	212
Ligand Pharmaceuticals Inc. (c)	14	239
Luminex Corp.	32	787
Magellan Health Services Inc. (c)	21	972
MAKO Surgical Corp. (c) (e)	28	713
MannKind Corp. (c) (e)	87	199
MAP Pharmaceuticals Inc. (c) (e)	19	287
Masimo Corp. (c)	41	908
Maxygen Inc. (c) (e)	22	134
MedAssets Inc. (c)	45	604
Medicines Co. (c)	42	957
Medicis Pharmaceutical Corp. - Class A	46	1,558
Medidata Solutions Inc. (c)	17	560
Mediware Information Systems (c)	3	40
MEDTOX Scientific Inc. (c)	7	181
Merge Healthcare Inc. (c) (e)	43	122
Meridian Bioscience Inc. (e)	31	637
Merit Medical Systems Inc. (c)	34	464
Merrimack Pharmaceuticals Inc.	12	85
Metropolitan Health Networks Inc. (c)	34	325
MModal Inc. (c)	30	393
Molina Healthcare Inc. (c)	22	524
Momenta Pharmaceuticals Inc. (c)	35	474

See accompanying Notes to Financial Statements.

	Shares/Par (p)	Value
MWI Veterinary Supply Inc. (c)	10	1,008
National Healthcare Corp. (e)	8	355
National Research Corp. (e)	1	77
Natus Medical Inc. (c)	22	251
Navidea Biopharmaceuticals Inc. (c) (e)	75	281
Nektar Therapeutics (c) (e)	89	716
Neogen Corp. (c)	18	848
Neurocrine Biosciences Inc. (c)	51	404
NewLink Genetics Corp. (c) (e)	10	146
Novavax Inc. (c) (e)	74	115
NPS Pharmaceuticals Inc. (c)	69	591
NuVasive Inc. (c)	33	844
NxStage Medical Inc. (c)	38	636
Obagi Medical Products Inc. (c)	14	214
Omeros Corp. (c) (e)	17	171
Omnicell Inc. (c)	25	371
OncoGenex Pharmaceutical Inc. (c) (e)	11	145
Oncothyreon Inc. (c) (e)	42	196
Opko Health Inc. (c) (e)	83	383
Optimer Pharmaceuticals Inc. (c) (e)	37	573
OraSure Technologies Inc. (c)	36	402
Orexigen Therapeutics Inc. (c)	46	257
Orthofix International NV (c)	14	595
Osiris Therapeutics Inc. (c) (e)	13	140
Owens & Minor Inc.	49	1,490
Pacific Biosciences of California Inc. (c) (e)	28	61
Pacira Pharmaceuticals Inc. (c)	14	227
Pain Therapeutics Inc. (c) (e)	28	130
Palomar Medical Technologies Inc. (c)	16	134
Par Pharmaceutical Cos. Inc. (c)	28	1,007
Parexel International Corp. (c)	46	1,303
PDI Inc. (c)	8	63
PDL BioPharma Inc.	111	734
Pernix Therapeutics Holdings (c)	7	51
Pharmacyclics Inc. (c) (e)	42	2,287
PharMerica Corp. (c)	24	262
PhotoMedex Inc. (c) (e)	10	122
Pozen Inc. (c)	22	140
Progenics Pharmaceuticals Inc. (c)	21	204
Providence Services Corp. (c)	11	154
PSS World Medical Inc. (c)	40	848
Quality Systems Inc.	30	838
Questcor Pharmaceuticals Inc. (c) (e)	41	2,207
Quidel Corp. (c) (e)	22	344
Raptor Pharmaceutical Corp. (c) (e)	34	192
Repligen Corp. (c)	24	101
Repros Therapeutics Inc. (c) (e)	11	103
Rigel Pharmaceuticals Inc. (c)	55	512
Rochester Medical Corp. (c) (e)	8	87
Rockwell Medical Technologies Inc. (c) (e)	14	131
RTI Biologics Inc. (c)	41	154
Sagent Pharmaceuticals Inc. (c) (e)	7	130
Sangamo Biosciences Inc. (c) (e)	45	247
Santarus Inc. (c)	43	304
Sciclone Pharmaceuticals Inc. (c) (e)	44	306
Seattle Genetics Inc. (c) (e)	74	1,870
Select Medical Holdings Corp. (c)	32	323
Sequenom Inc. (c) (e)	86	347
SIGA Technologies Inc. (c) (e)	33	96
Skilled Healthcare Group Inc. - Class A (c)	18	113
Solta Medical Inc. (c)	41	119
Spectranetics Corp. (c)	26	292
Spectrum Pharmaceuticals Inc. (c) (e)	46	714
Staar Surgical Co. (c)	27	209
STERIS Corp.	45	1,418
Sucampo Pharmaceuticals Inc. - Class A (c)	8	56
Sun Healthcare Group Inc. (e)	17	141
Sunesis Pharmaceuticals Inc. (c) (e)	17	50
Sunrise Senior Living Inc. (c) (e)	45	327
SurModics Inc. (c)	12	206
Symmetry Medical Inc. (c)	29	249
Synageva BioPharma Corp. (c)	7	284
Synergy Pharmaceuticals Inc. (c) (e)	31	149
Synta Pharmaceuticals Corp. (c) (e)	29	156
Targacept Inc. (c)	25	106
Team Health Holdings Inc. (c)	22	527
Theravance Inc. (c) (e)	49	1,089
Threshold Pharmaceuticals Inc. (c)	34	254
Tornier BV (c)	12	260
Transcept Pharmaceuticals Inc. (c)	6	40
Triple-S Management Corp. - Class B (c)	16	289
Trius Therapeutics Inc. (c)	19	110
Unilife Corp. (e)	53	180
Universal American Corp.	29	304
US Physical Therapy Inc.	9	233
Utah Medical Products Inc.	3	84
Vanda Pharmaceuticals Inc. (c)	21	92
Vanguard Health Systems Inc. (c)	22	193
Vascular Solutions Inc. (c)	12	150
Ventrus Biosciences Inc. (c) (e)	10	41
Verastem Inc. (e)	5	47
Vical Inc. (c) (e)	66	239
ViroPharma Inc. (c)	53	1,266
Vivus Inc. (c) (e)	77	2,194
Vocera Communications Inc.	5	137
Volcano Corp. (c)	41	1,177
WellCare Health Plans Inc. (c)	33	1,761
West Pharmaceutical Services Inc.	26	1,301
Wright Medical Group Inc. (c) (e)	30	647
XenoPort Inc. (c) (e)	27	160
XOMA Corp. (c)	52	156
Young Innovations Inc.	4	140
Zeltiq Aesthetics Inc. (c) (e)	13	73
ZIOPHARM Oncology Inc. (c) (e)	51	302
Zogenix Inc. (c) (e)	23	57
		119,449
INDUSTRIALS - 14.8%
3D Systems Corp. (c) (e)	33	1,137
A123 Systems Inc. (c) (e)	73	92
AAON Inc. (e)	14	266
AAR Corp.	30	405
ABM Industries Inc.	41	800
Acacia Research Corp.	38	1,425
ACCO Brands Corp. (c)	87	901
Aceto Corp.	20	182
Acorn Energy Inc. (e)	14	114
Actuant Corp. - Class A	52	1,422
Acuity Brands Inc.	33	1,687
Advisory Board Co. (c)	26	1,312
Aegion Corp. (c)	31	553
AeroVironment Inc.	13	341
Air Transport Services Group Inc (c)	41	213
Aircastle Ltd.	45	545
Alamo Group Inc.	5	150
Alaska Air Group Inc.	55	1,968
Albany International Corp. - Class A	22	412
Allegiant Travel Co. (c)	11	780
Altra Holdings Inc.	22	341
AMERCO	7	590
Ameresco Inc. - Class A	16	185
American Railcar Industries Inc. (c)	8	206

See accompanying Notes to Financial Statements.

	Shares/Par (p)	Value
American Reprographics Co.	30	149
American Science & Engineering Inc.	7	410
American Superconductor Corp. (e)	31	147
American Woodmark Corp.	7	116
Ampco-Pittsburgh Corp.	6	116
AO Smith Corp.	30	1,468
API Technologies Corp. (e)	25	91
Apogee Enterprises Inc.	22	349
Applied Industrial Technologies Inc.	32	1,190
Argan Inc.	7	93
Arkansas Best Corp.	19	246
Astec Industries Inc.	15	465
Astronics Corp.	8	216
Atlas Air Worldwide Holdings Inc.	20	882
Avis Budget Group Inc.	82	1,244
AZZ Inc.	10	614
Badger Meter Inc. (e)	12	433
Barnes Group Inc.	42	1,018
Barrett Business Services Inc.	6	127
Beacon Roofing Supply Inc. (e)	36	911
Belden Inc.	36	1,204
Blount International Inc.	39	566
BlueLinx Holdings Inc. (c)	18	43
Brady Corp. - Class A	38	1,040
Briggs & Stratton Corp. (e)	38	668
Brink’s Co.	36	838
Builders FirstSource Inc. (c) (e)	39	184
CAI International Inc. (c)	9	183
Capstone Turbine Corp. (c) (e)	219	222
Cascade Corp.	7	330
Casella Waste Systems Inc. - Class A (c)	18	107
CBIZ Inc. (c) (e)	32	188
CDI Corp.	11	175
Ceco Environmental Corp.	5	43
Celadon Group Inc.	15	246
Cenveo Inc. (c) (e)	42	80
Ceradyne Inc.	20	510
Chart Industries Inc. (c)	23	1,585
Chase Corp. (e)	4	51
CIRCOR International Inc.	13	447
CLARCOR Inc.	39	1,858
Coleman Cable Inc.	4	37
Columbus Mckinnon Corp. (c)	14	214
Comfort Systems USA Inc.	31	308
Commercial Vehicle Group Inc. (c)	21	182
Consolidated Graphics Inc. (c)	6	189
Corporate Executive Board Co.	27	1,087
CoStar Group Inc. (c)	20	1,664
Courier Corp.	6	85
CPI Aerostructures Inc. (c)	4	47
CRA International Inc. (c)	8	120
Cubic Corp.	12	594
Curtiss-Wright Corp.	36	1,123
Deluxe Corp.	39	966
DigitalGlobe Inc. (c)	28	423
Dolan Media Co. (c)	22	148
Dollar Thrifty Automotive Group Inc. (c)	22	1,791
Douglas Dynamics Inc. (e)	17	243
DXP Enterprises Inc. (c)	6	268
Dycom Industries Inc. (c)	27	497
Dynamic Materials Corp.	10	177
Eastern Co. (e)	5	77
Edgen Group Inc. - Class A (e)	11	86
EMCOR Group Inc.	51	1,420
Encore Wire Corp.	14	380
Energy Recovery Inc. (c) (e)	36	86
EnergySolutions Inc. (c)	62	104
EnerNOC Inc. (c) (e)	17	125
EnerSys	37	1,296
Ennis Inc.	20	301
Enphase Energy Inc. (c) (e)	6	38
EnPro Industries Inc. (c)	16	612
ESCO Technologies Inc.	20	733
Esterline Technologies Corp. (c)	23	1,461
Exponent Inc. (c)	11	559
Federal Signal Corp. (c)	49	285
Flow International Corp. (c)	35	112
Forward Air Corp.	22	716
Franklin Covey Co. (c) (e)	9	87
Franklin Electric Co. Inc.	18	924
FreightCar America Inc.	9	204
FTI Consulting Inc. (c)	32	912
FuelCell Energy Inc. (c) (e)	118	119
Furmanite Corp. (c) (e)	30	144
G&K Services Inc. - Class A	15	459
Genco Shipping & Trading Ltd. (c)	31	93
GenCorp Inc. (c)	45	296
Generac Holdings Inc.	20	480
Genesee & Wyoming Inc. - Class A (c)	31	1,650
Geo Group Inc. (c)	48	1,083
GeoEye Inc. (c)	14	216
Gibraltar Industries Inc. (c)	22	231
Global Power Equipment Group Inc. (e)	13	277
Gorman-Rupp Co.	11	340
GP Strategies Corp. (c)	11	206
Graham Corp.	8	157
Granite Construction Inc.	30	796
Great Lakes Dredge & Dock Corp.	48	338
Greenbrier Cos. Inc. (c)	18	309
Griffon Corp.	37	313
H&E Equipment Services Inc. (c)	23	344
Hardinge Inc.	9	81
Hawaiian Holdings Inc. (c) (e)	38	245
Healthcare Services Group Inc.	51	990
Heartland Express Inc. (e)	40	575
HEICO Corp. (e)	41	1,605
Heidrick & Struggles International Inc.	15	254
Heritage-Crystal Clean Inc. (c) (e)	5	82
Herman Miller Inc.	45	837
Hexcel Corp. (c)	77	1,980
Higher One Holdings Inc. (c) (e)	25	301
Hill International Inc. (c)	18	58
HNI Corp.	35	909
Houston Wire & Cable Co. (e)	14	156
HUB Group Inc. - Class A (c)	28	1,027
Hudson Global Inc. (c)	28	117
Hurco Cos. Inc. (c)	5	105
Huron Consulting Group Inc. (c)	18	559
ICF International Inc. (c)	15	359
II-VI Inc. (c)	40	667
InnerWorkings Inc. (c) (e)	24	331
Insperity Inc.	18	486
Insteel Industries Inc. (e)	15	167
Interface Inc.	45	615
Interline Brands Inc. (c)	25	637
International Shipholding Corp.	4	78
Intersections Inc.	9	140
JetBlue Airways Corp. (c)	190	1,008
John Bean Technologies Corp.	22	298
Kadant Inc. (c)	9	216
Kaman Corp. - Class A	21	643
Kaydon Corp.	25	526

See accompanying Notes to Financial Statements.

	Shares/Par (p)	Value
Kelly Services Inc. - Class A	21	277
Keyw Holding Corp. (c) (e)	16	161
Kforce Inc. (c)	23	308
Kimball International Inc. - Class B	23	179
Knight Transportation Inc.	47	756
Knoll Inc.	37	502
Korn/Ferry International (c)	36	511
Kratos Defense & Security Solutions Inc. (c)	27	159
Layne Christensen Co. (c)	15	311
LB Foster Co.	7	205
Lindsay Corp.	10	646
LMI Aerospace Inc. (c)	8	138
LSI Industries Inc.	13	91
Lydall Inc. (c)	14	184
Marten Transport Ltd.	12	257
MasTec Inc. (c)	45	673
McGrath RentCorp	18	489
Meritor Inc. (c)	70	367
Met-Pro Corp.	11	101
Metalico Inc. (c)	30	66
Michael Baker Corp.	6	163
Middleby Corp. (c)	14	1,425
Miller Industries Inc.	8	131
Mine Safety Appliances Co.	21	845
Mistras Group Inc. (c)	11	301
Mobile Mini Inc. (c)	29	422
Moog Inc. - Class A (c)	35	1,433
Mueller Industries Inc.	22	935
Mueller Water Products Inc.	119	413
Multi-Color Corp.	10	231
MYR Group Inc. (c)	16	269
NACCO Industries Inc. - Class A	5	531
Navigant Consulting Inc. (c)	41	519
NCI Building Systems Inc. (c)	16	170
NN Inc. (c)	15	153
Nortek Inc. (c) (e)	6	296
Northwest Pipe Co. (c)	8	184
Odyssey Marine Exploration Inc. (c) (e)	60	224
Old Dominion Freight Line Inc. (c)	36	1,569
Omega Flex Inc. (c)	1	11
On Assignment Inc. (c)	33	528
Orbital Sciences Corp. (c)	46	600
Orion Marine Group Inc. (c)	23	158
Pacer International Inc. (c)	30	164
Park-Ohio Holdings Corp. (c)	6	123
Patrick Industries Inc. (c)	3	39
Patriot Transportation Holding Inc. (c) (e)	5	107
Pendrell Corp. (c)	105	118
PGT Inc. (c)	15	45
Pike Electric Corp. (c)	11	84
PMFG Inc. (c) (e)	17	133
Powell Industries Inc. (c)	7	251
Preformed Line Products Co.	2	89
Primoris Services Corp.	22	260
Proto Labs Inc. (c) (e)	4	104
Quad/Graphics Inc. (e)	21	297
Quality Distribution Inc. (c)	16	182
Quanex Building Products Corp. (e)	29	516
RailAmerica Inc. (c)	16	379
Rand Logistics Inc. (c) (e)	13	115
Raven Industries Inc.	14	974
RBC Bearings Inc. (c)	17	819
Republic Airways Holdings Inc. (c)	36	197
Resources Connection Inc.	33	403
Rexnord Corp.	22	441
Roadrunner Transportation Systems Inc. (c)	10	167
Robbins & Myers Inc.	30	1,258
RPX Corp. (c)	16	233
Rush Enterprises Inc. - Class A (c)	25	402
Saia Inc. (c)	13	280
Sauer-Danfoss Inc.	9	325
Schawk Inc. - Class A	10	129
Seaboard Corp. (c)	—	506
SeaCube Container Leasing Ltd.	8	134
SIFCO Industries Inc.	2	44
Simpson Manufacturing Co. Inc.	32	946
SkyWest Inc.	39	256
Spirit Airlines Inc. (c)	32	620
Standard Parking Corp. (c)	12	251
Standex International Corp.	10	407
Steelcase Inc. - Class A	62	562
Sterling Construction Co. Inc. (c)	11	117
Sun Hydraulics Corp.	16	392
Swift Transporation Co. (c)	60	566
Swisher Hygiene Inc. (c) (e)	87	219
Sykes Enterprises Inc. (c)	32	506
Sypris Solutions Inc.	8	56
TAL International Group Inc.	22	752
Taser International Inc. (c)	41	217
Team Inc. (c)	15	463
Teledyne Technologies Inc. (c)	28	1,731
Tennant Co.	15	580
Tetra Tech Inc. (c)	49	1,275
Textainer Group Holdings Ltd. (e)	9	341
Thermon Group Holdings Inc. (c) (e)	11	234
Titan International Inc. (e)	33	800
Titan Machinery Inc. (c)	12	371
TMS International Corp. (c)	10	101
TRC Cos. Inc. (c)	11	65
Tredegar Corp. (e)	18	265
Trex Co. Inc. (c) (e)	11	344
TriMas Corp. (c)	25	498
TrueBlue Inc. (c)	32	495
Tutor Perini Corp. (c)	28	348
Twin Disc Inc. (e)	7	123
UniFirst Corp.	11	712
United Rentals Inc. (c)	—	—
United Stationers Inc.	32	865
Universal Forest Products Inc.	15	580
Universal Truckload Services Inc.	5	78
US Airways Group Inc. (c)	124	1,648
US Ecology Inc.	14	252
USG Corp. (c) (e)	56	1,071
Viad Corp.	15	300
Vicor Corp.	14	100
VSE Corp.	3	80
Wabash National Corp. (c)	52	344
WageWorks Inc. (c)	5	75
Watsco Inc.	23	1,673
Watts Water Technologies Inc. - Class A	24	791
Werner Enterprises Inc.	34	811
WESCO Aircraft Holdings Inc. (c)	16	200
Willis Lease Finance Corp. (c)	4	51
Woodward Governor Co.	53	2,101
XPO Logistics Inc. (c)	13	226
Zipcar Inc. (c) (e)	21	242
		134,775
INFORMATION TECHNOLOGY - 16.5%
ACI Worldwide Inc.	31	1,355
Active Network Inc. (c)	30	458
Actuate Corp. (c)	38	263

See accompanying Notes to Financial Statements.

	Shares/Par (p)	Value
Acxiom Corp.	63	948
ADTRAN Inc.	50	1,503
Advanced Energy Industries Inc.	30	401
Advent Software Inc.	26	705
Aeroflex Holding Corp. (e)	15	91
Agilysys Inc. (c)	14	125
Alpha & Omega Semiconductor Ltd. (c)	12	107
American Software Inc. - Class A	19	154
Amkor Technology Inc. (e)	72	352
Anadigics Inc. (e)	53	96
Anaren Inc.	12	236
Ancestry.com Inc. (e)	23	622
Angie’s List Inc. (e)	27	432
Anixter International Inc.	22	1,174
Applied Micro Circuits Corp. (c)	47	271
Arris Group Inc. (c)	88	1,222
Aruba Networks Inc. (e)	86	1,295
Aspen Technology Inc.	72	1,669
ATMI Inc. (c)	25	509
Audience Inc. (c)	5	89
AuthenTec Inc.	34	147
AVG Technologies NV	6	76
Aviat Networks Inc. (c)	46	128
Avid Technology Inc. (c) (e)	22	165
Aware Inc.	9	56
Axcelis Technologies Inc.	90	108
AXT Inc. (c)	27	107
Bankrate Inc. (c)	35	652
Bazaarvoice Inc. (e)	8	146
Bel Fuse Inc. - Class B	8	134
Benchmark Electronics Inc. (c)	46	639
Black Box Corp.	14	395
Blackbaud Inc.	35	898
Blucora Inc.	30	364
Bottomline Technologies Inc. (c)	28	514
Brightcove Inc. (c) (e)	4	64
Brightpoint Inc. (c)	50	273
BroadSoft Inc. (c) (e)	21	613
Brooks Automation Inc.	50	473
Cabot Microelectronics Corp.	19	545
CACI International Inc. - Class A (c)	21	1,141
CalAmp Corp. (c)	22	161
Calix Inc. (c) (e)	29	238
Callidus Software Inc. (c) (e)	24	118
Carbonite Inc. (c)	9	77
Cass Information Systems Inc.	7	269
Cavium Inc. (c) (e)	38	1,073
Ceva Inc. (c) (e)	18	309
Checkpoint Systems Inc. (c)	30	263
Ciber Inc. (c)	56	242
Ciena Corp. (c)	76	1,239
Cirrus Logic Inc. (c)	51	1,521
Cognex Corp.	33	1,045
Coherent Inc. (c)	19	805
Cohu Inc.	20	201
CommVault Systems Inc. (c)	34	1,707
Computer Task Group Inc. (c) (e)	13	189
comScore Inc. (c)	27	448
Comtech Telecommunications Corp. (e)	15	432
Comverse Technology Inc. (c)	167	973
Constant Contact Inc. (c) (e)	23	419
Convergys Corp.	90	1,328
Cornerstone OnDemand Inc. (c) (e)	26	614
Cray Inc. (c)	28	343
CSG Systems International Inc. (c)	26	457
CTS Corp.	27	251
Cymer Inc. (c)	24	1,406
Daktronics Inc.	27	183
Datalink Corp. (c)	12	111
DealerTrack Holdings Inc. (c)	33	985
Deltek Inc. (c)	17	192
Demand Media Inc. (c) (e)	23	257
Demandware Inc. (c) (e)	5	118
Dice Holdings Inc. (c) (e)	36	341
Digi International Inc. (c) (e)	19	190
Digimarc Corp.	5	126
Digital River Inc. (c)	29	486
Diodes Inc. (c)	27	501
DSP Group Inc. (c)	20	126
DTS Inc. (c)	13	348
Earthlink Inc.	83	619
EasyLink Services International Corp. - Class A (c)	24	175
Ebix Inc. (e)	23	460
Echelon Corp. (c)	25	89
Echo Global Logistics Inc. (c) (e)	11	216
Electro Rent Corp.	14	220
Electro Scientific Industries Inc.	17	198
Electronics for Imaging Inc. (c)	36	591
Ellie Mae Inc. (c)	17	298
Emulex Corp. (c)	70	502
Entegris Inc. (c)	104	886
Entropic Communications Inc. (c) (e)	65	368
Envestnet Inc. (c)	15	174
Envivio Inc. (c)	6	38
EPAM Systems Inc.	3	45
EPIQ Systems Inc.	25	311
ePlus Inc. (c)	3	82
Euronet Worldwide Inc. (c)	40	679
ExactTarget Inc.	7	163
Exar Corp. (c)	27	224
ExlService Holdings Inc. (c)	18	443
Extreme Networks (c)	72	247
Fabrinet (c)	17	209
Fair Isaac Corp.	27	1,140
FalconStor Software Inc. (c)	18	48
FARO Technologies Inc. (c)	13	549
FEI Co.	30	1,412
Finisar Corp. (c)	70	1,053
First Solar Inc. (c) (e)	46	692
FormFactor Inc. (c)	38	246
Forrester Research Inc.	11	382
FSI International Inc. (c) (e)	28	102
Geeknet Inc. (c) (e)	3	53
Global Cash Access Holdings Inc. (c)	48	344
Globecomm Systems Inc. (c)	17	176
Glu Mobile Inc. (c) (e)	42	231
GSI Group Inc. (c)	21	243
GSI Technology Inc. (c)	12	58
GT Advanced Technologies Inc. (c) (e)	93	489
Guidance Software Inc. (c)	12	110
Guidewire Software Inc. (e)	15	418
Hackett Group Inc. (c)	19	105
Harmonic Inc. (c)	85	363
Heartland Payment Systems Inc.	30	899
Hittite Microwave Corp. (c)	24	1,221
iGate Corp. (c)	24	402
Imation Corp. (c)	27	158
Immersion Corp. (c)	20	114
Imperva Inc. (c)	7	215
Infinera Corp. (c) (e)	85	578
Infoblox Inc. (c)	6	136

See accompanying Notes to Financial Statements.

	Shares/Par (p)	Value
Innodata Isogen Inc. (c) (e)	17	116
Inphi Corp. (c) (e)	16	153
Insight Enterprises Inc. (c)	35	585
Integrated Device Technology Inc. (c)	115	645
Integrated Silicon Solutions Inc. (c)	21	215
Interactive Intelligence Group (c)	11	297
InterDigital Inc. (e)	34	1,008
Intermec Inc. (c)	46	283
Intermolecular Inc. (c)	11	82
Internap Network Services Corp. (c)	38	250
International Rectifier Corp. (c)	53	1,056
Intersil Corp.	97	1,036
Intevac Inc. (c)	18	136
IntraLinks Holdings Inc. (c)	24	107
InvenSense Inc. (e)	28	315
Ipass Inc. (c) (e)	40	94
Ixia (c)	32	390
IXYS Corp. (c)	17	193
j2 Global Inc. (e)	36	938
JDA Software Group Inc. (c)	33	970
Jive Software Inc. (e)	11	240
Kemet Corp. (c)	34	204
Kenexa Corp. (c)	21	608
Key Tronic Corp. (c)	8	66
Keynote Systems Inc.	11	162
KIT Digital Inc. (c) (e)	37	158
Kopin Corp. (c)	56	193
KVH Industries Inc. (c) (e)	10	131
Lattice Semiconductor Corp. (c)	94	354
LeCroy Corp. (c)	13	185
Limelight Networks Inc. (c)	52	152
Lionbridge Technologies Inc. (c)	45	141
Liquidity Services Inc. (c)	18	929
Littelfuse Inc.	17	950
LivePerson Inc. (c)	42	809
LogMeIn Inc. (c)	17	519
Loral Space & Communications Inc.	8	559
LTX-Credence Corp. (c)	37	248
M/A-COM Technology Solutions Holdings Inc. (c)	5	86
Manhattan Associates Inc. (c)	16	738
Mantech International Corp. - Class A (e)	18	414
Marchex Inc. - Class B (e)	19	70
Market Leader Inc. (c)	17	85
Mattersight Corp. (c) (e)	8	62
Mattson Technology Inc. (c)	45	78
MAXIMUS Inc.	26	1,369
MaxLinear Inc. - Class A (c)	17	84
Maxwell Technologies Inc. (c) (e)	21	137
Measurement Specialties Inc. (c)	12	390
MeetMe Inc. (c) (e)	14	33
MEMC Electronic Materials Inc. (c)	176	382
Mentor Graphics Corp. (c)	74	1,112
Mercury Computer Systems Inc. (c)	25	317
Mesa Laboratories Inc. (e)	2	92
Methode Electronics Inc.	28	238
Micrel Inc. (e)	40	386
Microsemi Corp. (c)	68	1,266
MicroStrategy Inc. - Class A (c)	7	853
Millennial Media Inc. (c)	9	115
Mindspeed Technologies Inc. (c) (e)	26	65
MIPS Technologies Inc. - Class A (c)	38	252
MKS Instruments Inc.	41	1,172
ModusLink Global Solutions Inc. (c)	32	96
MoneyGram International Inc. (c)	16	240
Monolithic Power Systems Inc. (c)	24	476
Monotype Imaging Holdings Inc. (c)	27	459
Monster Worldwide Inc. (c)	93	787
MoSys Inc. (c) (e)	25	81
Move Inc. (c)	31	280
MTS Systems Corp.	12	470
Multi-Fineline Electronix Inc. (c)	7	176
Nanometrics Inc. (c)	18	278
Neonode Inc. (c)	17	106
NeoPhotonics Corp. (c) (e)	15	74
NetGear Inc. (c)	29	1,010
NetScout Systems Inc. (c)	30	641
Newport Corp. (c)	28	342
NIC Inc.	48	616
Numerex Corp. (c) (e)	6	54
NVE Corp. (c)	4	215
Oclaro Inc. (c)	39	119
OCZ Technology Group Inc. (e)	49	258
Omnivision Technologies Inc. (c)	40	534
OpenTable Inc. (c) (e)	18	822
Oplink Communications Inc. (c)	14	190
OPNET Technologies Inc.	11	286
ORBCOMM Inc. (c)	21	68
OSI Systems Inc. (c)	15	969
Parametric Technology Corp. (c)	91	1,910
Park Electrochemical Corp.	17	429
ParkerVision Inc. (c) (e)	58	138
PC Connection Inc.	5	50
PC-Tel Inc.	14	91
PDF Solutions Inc. (c)	18	181
Pegasystems Inc. (e)	13	420
Perficient Inc. (c)	25	276
Pericom Semiconductor Corp. (c)	19	171
Pervasive Software Inc. (c)	10	76
Photronics Inc. (c)	45	276
Plantronics Inc.	33	1,097
Plexus Corp. (c) (e)	27	774
PLX Technology Inc. (c)	34	215
Power Integrations Inc.	22	832
Power-One Inc. (c)	53	239
PRG-Schultz International Inc. (c)	17	138
Procera Networks Inc. (c) (e)	14	345
Progress Software Corp. (c)	48	1,011
Proofpoint Inc. (c)	5	82
PROS Holdings Inc. (c)	17	279
QAD Inc. - Class A	6	81
QLIK Technologies Inc. (c)	66	1,454
QLogic Corp. (c)	74	1,018
Quantum Corp. (c)	181	367
Quest Software Inc. (c)	43	1,203
QuickLogic Corp. (c)	30	74
QuinStreet Inc. (c) (e)	25	233
Radisys Corp. (c)	17	109
Rambus Inc. (c) (e)	85	488
RealD Inc. (c) (e)	34	507
RealNetworks Inc.	14	124
RealPage Inc. (c) (e)	28	639
Responsys Inc. (c)	27	331
RF Micro Devices Inc. (c)	213	906
Richardson Electronics Ltd.	11	133
RigNet Inc. (c)	9	165
Rofin-Sinar Technologies Inc. (c)	22	422
Rogers Corp. (c)	13	506
Rosetta Stone Inc. (c) (e)	8	110
Rubicon Technology Inc. (c) (e)	13	137
Rudolph Technologies Inc. (c)	23	201
Saba Software Inc. (c)	23	215

See accompanying Notes to Financial Statements.

	Shares/Par (p)	Value
Sanmina-SCI Corp. (c)	61	498
Sapiens International Corp. NV (c)	10	38
Sapient Corp.	95	955
ScanSource Inc. (c)	21	655
SciQuest Inc. (c)	14	247
SeaChange International Inc. (c)	19	159
Semtech Corp. (c)	51	1,228
ServiceSource International Inc. (c) (e)	38	526
ShoreTel Inc. (c)	35	152
Sigma Designs Inc. (c)	24	150
Silicon Graphics International Corp. (c) (e)	23	146
Silicon Image Inc. (c)	61	253
Sonus Networks Inc. (c)	161	346
Sourcefire Inc. (c)	23	1,171
Spansion Inc. (c)	38	413
Spark Networks Inc. (c)	9	45
SPS Commerce Inc. (c)	8	248
SRS Labs Inc. (c)	8	69
SS&C Technologies Holdings Inc. (c)	26	651
Stamps.com Inc. (c)	11	269
Standard Microsystems Corp. (c)	18	647
STEC Inc. (c)	28	217
Stratasys Inc. (c) (e)	16	813
SunPower Corp. (c)	30	146
Super Micro Computer Inc. (c) (e)	21	336
Supertex Inc. (c)	8	157
support.com Inc. (c)	40	129
Sycamore Networks Inc. (c)	15	224
Symmetricom Inc. (c)	31	187
Synacor Inc. (c)	5	71
Synaptics Inc. (c) (e)	26	743
Synchronoss Technologies Inc. (c) (e)	21	393
SYNNEX Corp. (c)	20	699
Syntel Inc.	12	725
Take-Two Interactive Software Inc. (c)	60	570
Tangoe Inc. (c)	23	487
TechTarget Inc. (c)	13	65
TeleNav Inc. (c)	10	62
TeleTech Holdings Inc. (c)	20	312
Tellabs Inc.	280	931
Telular Corp.	13	117
Tessco Technologies Inc.	4	91
Tessera Technologies Inc.	41	624
TiVo Inc. (c)	96	795
TNS Inc. (c)	20	367
Travelzoo Inc. (c) (e)	5	125
TriQuint Semiconductor Inc. (c)	130	714
TTM Technologies Inc. (c)	40	372
Tyler Technologies Inc. (c)	23	926
Ubiquiti Networks Inc. (c) (e)	7	97
Ultimate Software Group Inc. (c)	21	1,829
Ultra Clean Holdings Inc. (c)	20	127
Ultratech Inc. (c)	20	617
Unisys Corp. (c) (e)	34	668
United Online Inc.	65	273
Universal Display Corp. (c) (e)	30	1,085
Unwired Planet Inc. (c) (e)	62	144
ValueClick Inc. (c)	62	1,019
VASCO Data Security International Inc. (c)	21	171
Veeco Instruments Inc. (c) (e)	31	1,081
Verint Systems Inc. (c)	17	490
ViaSat Inc. (c)	29	1,092
Viasystems Group Inc. (c)	2	39
VirnetX Holding Corp. (c) (e)	32	1,140
Virtusa Corp. (c)	14	191
Vishay Precision Group Inc. (c)	10	134
VistaPrint NV (c) (e)	28	912
Vocus Inc. (c)	16	295
Volterra Semiconductor Corp. (c)	19	457
Web.com Group Inc. (c)	27	494
WebMD Health Corp. - Class A (c)	39	793
Websense Inc. (c)	30	554
Westell Technologies Inc. (c)	32	77
Wright Express Corp. (c)	30	1,849
XO Group Inc. (c)	22	199
Yelp Inc. - Class A (c)	6	146
Zillow Inc. - Class A (c) (e)	3	130
Zixit Corp. (c) (e)	53	137
Zygo Corp. (c)	12	221
		151,079
MATERIALS - 4.5%
A. Schulman Inc.	24	478
ADA-ES Inc.	7	174
AEP Industries Inc.	3	127
AK Steel Holding Corp. (e)	84	495
AM Castle & Co. (c) (e)	13	133
AMCOL International Corp.	19	548
American Vanguard Corp.	21	570
Arabian American Development Co. (e)	15	148
Balchem Corp.	23	747
Boise Inc.	77	509
Buckeye Technologies Inc.	30	855
Calgon Carbon Corp. (c)	43	608
Century Aluminum Co. (c) (e)	39	289
Chemtura Corp. (c)	76	1,103
Clearwater Paper Corp. (c)	17	595
Coeur d’Alene Mines Corp. (c)	69	1,210
Deltic Timber Corp.	8	500
Eagle Materials Inc.	34	1,278
Ferro Corp. (c)	66	317
Flotek Industries Inc. (c) (e)	39	366
FutureFuel Corp.	16	167
General Moly Inc. (c) (e)	51	161
Georgia Gulf Corp.	26	674
Glatfelter	33	543
Globe Specialty Metals Inc.	50	671
Gold Reserve Inc. - Class A (c)	40	139
Gold Resource Corp. (e)	22	576
Golden Minerals Co. (c) (e)	21	97
Golden Star Resources Ltd. (c) (e)	189	219
Graphic Packaging Holding Co. (c)	129	710
GSE Holding Inc. (c) (e)	6	62
Handy & Harman Ltd. (c)	4	48
Hawkins Inc. (e)	7	269
Haynes International Inc.	10	486
HB Fuller Co.	38	1,181
Headwaters Inc. (c)	44	225
Hecla Mining Co.	220	1,045
Horsehead Holding Corp. (c)	35	350
Innophos Holdings Inc.	17	949
Innospec Inc. (c)	19	548
Kaiser Aluminum Corp. (e)	15	770
KapStone Paper and Packaging Corp. (c)	31	494
KMG Chemicals Inc.	6	111
Koppers Holdings Inc.	16	556
Kraton Performance Polymers Inc. (c)	24	528
Landec Corp. (c)	20	169
Louisiana-Pacific Corp. (c)	106	1,153
LSB Industries Inc. (c)	14	444
Materion Corp.	16	378
McEwen Mining Inc. (c) (e)	151	456

See accompanying Notes to Financial Statements.

	Shares/Par (p)	Value
Metals USA Holdings Corp. (c)	9	141
Midway Gold Corp. (c) (e)	88	122
Minerals Technologies Inc.	14	899
Myers Industries Inc.	26	443
Neenah Paper Inc.	13	334
NL Industries Inc. (e)	6	79
Noranda Aluminium Holding Corp.	26	204
Olin Corp.	62	1,290
Olympic Steel Inc.	7	114
OM Group Inc. (c)	25	468
Omnova Solutions Inc. (c)	35	266
Paramount Gold and Silver Corp. (c) (e)	104	250
PolyOne Corp.	72	985
Quaker Chemical Corp.	10	452
Resolute Forest Products (c) (e)	62	716
Revett Minerals Inc. (c) (e)	15	50
RTI International Metals Inc. (c)	23	519
Schnitzer Steel Industries Inc. - Class A	19	540
Schweitzer-Mauduit International Inc.	12	850
Sensient Technologies Corp.	38	1,403
Spartech Corp. (c)	23	121
Stepan Co.	6	597
Stillwater Mining Co. (c)	91	776
STR Holdings Inc. (c) (e)	23	103
SunCoke Energy Inc. (c)	53	777
Texas Industries Inc. (e)	18	693
TPC Group Inc. (c)	10	362
UFP Technologies Inc. (c) (e)	4	71
United States Lime & Minerals Inc. (c)	2	107
Universal Stainless & Alloy Products Inc. (c)	6	234
US Antimony Corp. (c)	41	166
US Silica Holdings Inc. (e)	9	98
Vista Gold Corp. (c) (e)	52	153
Wausau Paper Corp.	38	367
Worthington Industries Inc.	41	843
Zagg Inc. (c) (e)	18	193
Zep Inc.	17	228
Zoltek Cos. Inc. (c) (e)	21	190
		41,433
TELECOMMUNICATION SERVICES - 0.9%
8x8 Inc. (c)	54	229
AboveNet Inc.	18	1,522
Atlantic Tele-Network Inc.	7	238
Boingo Wireless Inc. (c)	12	140
Cbeyond Inc. (c)	19	131
Cincinnati Bell Inc. (c)	155	578
Cogent Communications Group Inc. (c)	36	701
Consolidated Communications Holdings Inc. (e)	23	341
Fairpoint Communications Inc. (c) (e)	13	80
General Communication Inc. - Class A (c)	27	222
Hawaiian Telcom Holdco Inc. (c) (e)	8	153
HickoryTech Corp. (e)	12	130
ICG Group Inc. (c)	28	263
IDT Corp. - Class B	12	122
inContact Inc.	24	121
Iridium Communications Inc. (c)	38	343
Leap Wireless International Inc. (c) (e)	44	285
Lumos Networks Corp.	12	116
magicJack VocalTec Ltd. (c)	12	219
Neutral Tandem Inc. (c)	23	307
NTELOS Holdings Corp.	12	219
Premiere Global Services Inc. (c)	42	350
Primus Telecommunications Group Inc. (e)	9	145
Safeguard Scientifics Inc. (c)	16	248
Shenandoah Telecommunications Co.	17	235
SureWest Communications	11	235
Towerstream Corp. (c) (e)	36	150
USA Mobility Inc.	17	225
Vonage Holdings Corp. (c)	122	246
		8,294
UTILITIES - 3.5%
Allete Inc. (e)	29	1,228
American DG Energy Inc. (e)	19	42
American States Water Co.	14	562
Artesian Resources Corp. - Class A	6	130
Atlantic Power Corp. (e)	86	1,108
Avista Corp.	45	1,208
Black Hills Corp.	33	1,071
Cadiz Inc. (c)	10	69
California Water Service Group	32	585
CH Energy Group Inc.	12	766
Chesapeake Utilities Corp.	7	315
Cleco Corp.	47	1,952
Connecticut Water Services Inc.	6	186
Consolidated Water Co. Ltd.	14	118
Delta Natural Gas Co. Inc. (e)	5	113
El Paso Electric Co.	32	1,076
Empire District Electric Co.	32	667
Genie Energy Ltd. - Class B	13	99
GenOn Energy Inc.	590	1,009
IDACORP Inc.	38	1,605
Laclede Group Inc.	18	707
MGE Energy Inc.	18	847
Middlesex Water Co.	13	243
New Jersey Resources Corp. (e)	32	1,377
Northwest Natural Gas Co.	21	980
NorthWestern Corp.	28	1,030
Ormat Technologies Inc. (e)	15	313
Otter Tail Corp. (e)	29	655
Piedmont Natural Gas Co. Inc.	55	1,778
PNM Resources Inc.	60	1,176
Portland General Electric Co.	58	1,533
SJW Corp.	11	263
South Jersey Industries Inc.	23	1,194
Southwest Gas Corp.	36	1,552
UIL Holdings Corp.	39	1,382
Unitil Corp.	11	280
UNS Energy Corp.	31	1,192
WGL Holdings Inc.	39	1,567
York Water Co. (e)	10	177
		32,155
Total Common Stocks (cost $811,542)		886,260

RIGHTS - 0.0%
Hampton Roads Bankshares Inc. (c) (f)	6	5

Total Rights (cost $44)		5

WARRANTS - 0.0%
Magnum Hunter (c) (e) (f)	7	2

Total Warrants (cost $0)		2

INVESTMENT COMPANIES - 0.0%
Firsthand Technology Value Fund Inc. (c) (e)	7	115

Total Investment Companies (cost $124)		115

See accompanying Notes to Financial Statements.

	Shares/Par (p)	Value
OTHER EQUITY INTERESTS - 0.0%
Gerber Scientific Inc. (c) (f) (u)	19	—

Total Other Equity Interests (cost $0)		—

SHORT TERM INVESTMENTS - 17.1%

Investment Company - 2.6%
JNL Money Market Fund, 0.09% (a) (h)	23,238	23,238

Securities Lending Collateral - 14.3%
Securities Lending Cash Collateral Fund LLC, 0.34% (a) (h)	130,040	130,040
Securities Lending Liquidating Fund LLC, 0.38% (a) (h)	835	814
		130,854
Treasury Securities - 0.2%
U.S. Treasury Bill, 0.14%, 09/20/12 (o)	$2,180	2,180

Total Short Term Investments (cost $156,293)		156,272

Total Investments - 114.1% (cost $968,003)		1,042,654
Other Assets and Liabilities, Net - (14.1%)		(128,903)
Total Net Assets - 100.0%		$913,751

JNL/Mellon Capital Management International Index Fund

Sector Weightings:	Percentage of Total Investments
Financials	21.0%
Industrials	11.6
Consumer Staples	11.1
Consumer Discretionary	9.8
Health Care	9.3
Materials	8.9
Energy	7.7
Telecommunication Services	5.2
Information Technology	4.1
Utilities	4.0
Short Term Investments	7.3
Total Investments	100.0%

COMMON STOCKS - 97.6%

CONSUMER DISCRETIONARY - 10.0%
ABC-Mart Inc.	3	$123
Accor SA	18	580
Adidas AG	27	1,963
Aisin Seiki Co. Ltd.	24	812
Asics Corp.	18	228
Autogrill SpA	16	142
Axel Springer AG (e)	5	204
Bayerische Motoren Werke AG	44	3,196
Benesse Corp.	9	416
Bridgestone Corp. (e)	85	1,954
British Sky Broadcasting Group Plc	150	1,631
Burberry Group Plc	58	1,203
Carnival Plc	25	845
Casio Computer Co. Ltd. (e)	27	176
Christian Dior SA	7	971
Compagnie Financiere Richemont SA	70	3,821
Compagnie Generale des Etablissements Michelin (e)	24	1,583
Compass Group Plc	254	2,668
Continental AG	10	866
Crown Ltd.	56	489
Daihatsu Motor Co. Ltd.	26	455
Daimler AG	121	5,420
Dena Co. Ltd.	12	316
Denso Corp.	64	2,173
Dentsu Inc.	24	700
Echo Entertainment Group Ltd.	92	405
Electrolux AB (e)	31	618
Eutelsat Communications Group SA	16	507
Fairfax Media Ltd. (e)	259	148
Fast Retailing Co. Ltd.	7	1,421
Fiat SpA (c) (e)	115	579
Fuji Heavy Industries Ltd.	79	640
Galaxy Entertainment Group Ltd. (c) (e)	192	483
Genting International Plc (e)	808	908
GKN Plc	208	591
Hakuhodo DY Holdings Inc. (e)	3	202
Harvey Norman Holdings Ltd. (e)	55	111
Hennes & Mauritz AB	126	4,527
Honda Motor Co. Ltd.	217	7,565
Hugo Boss AG	3	258
Husqvarna AB	54	254
Inditex SA	29	3,016
InterContinental Hotels Group Plc	39	931
Isetan Mitsukoshi Holdings Ltd.	47	502
Isuzu Motors Ltd.	158	846
ITV Plc	496	597
J. Front Retailing Co. Ltd.	65	328
Jardine Cycle & Carriage Ltd. (e)	14	511
JC Decaux SA (e)	10	212
Jupiter Telecommunications Co. Ltd.	—	249
Kabel Deutschland Holding AG	12	750
Kingfisher Plc	311	1,404
Koito Manufacturing Co. Ltd.	11	154
Lagardere SCA	15	414
Li & Fung Ltd.	746	1,444
Lifestyle International Holdings Ltd.	69	151
Luxottica Group SpA (e)	15	528
LVMH Moet Hennessy Louis Vuitton SA	34	5,144
Marks & Spencer Group Plc	214	1,092
Marui Group Co. Ltd.	33	249
Mazda Motor Corp. (c)	328	447
McDonald’s Holdings Co. Japan Ltd. (e)	9	242
Mediaset SpA (e)	97	170
MGM China Holdings Ltd.	119	183
Mitsubishi Motors Corp. (c)	535	539
Modern Times Group AB - Class B	7	304
Namco Bandai Holdings Inc.	24	325
Next Plc	23	1,148
NGK Spark Plug Co. Ltd.	19	251
NHK Spring Co. Ltd.	22	232
Nikon Corp.	46	1,400
Nissan Motor Co. Ltd.	332	3,152
Nitori Co. Ltd.	5	430
NOK Corp.	12	265
Nokian Renkaat Oyj	14	551
OPAP SA	31	197
Oriental Land Co. Ltd.	7	766
Panasonic Corp.	288	2,357
Pearson Plc	107	2,119
Peugeot SA (c) (e)	32	318
Pirelli & C. SpA (e)	30	319
PPR SA	10	1,458
ProSiebenSat.1 Media AG	11	245
Publicis Groupe (e)	20	899

See accompanying Notes to Financial Statements.

	Shares/Par (p)	Value
Rakuten Inc.	98	1,016
Reed Elsevier NV	91	1,038
Reed Elsevier Plc	160	1,285
Renault SA	25	991
Rinnai Corp.	4	283
Sands China Ltd.	319	1,026
Sankyo Co. Ltd.	7	342
Sanrio Co. Ltd. (e)	5	186
Sega Sammy Holdings Inc.	27	540
Sekisui Chemical Co. Ltd.	53	492
Sekisui House Ltd.	77	727
SES SA - FDR	38	889
Shangri-La Asia Ltd.	176	338
Sharp Corp. (e)	130	662
Shimamura Co. Ltd.	3	300
Shimano Inc. (e)	10	662
Singapore Press Holdings Ltd. (e)	210	649
SJM Holdings Ltd.	230	431
SKYCITY Entertainment Group Ltd. (e)	71	195
Sodexo SA	12	954
Sony Corp.	134	1,922
Stanley Electric Co. Ltd.	21	318
Sumitomo Rubber Industries Inc.	22	281
Suzuki Motor Corp.	48	988
Swatch Group AG	4	1,598
Swatch Group AG	6	412
Tabcorp Holdings Ltd.	96	291
Takashimaya Co. Ltd.	34	261
Tatts Group Ltd. (e)	178	480
Toho Co. Ltd.	15	266
Toyoda Gosei Co. Ltd.	9	210
Toyota Boshoku Corp.	7	89
Toyota Industries Corp.	22	619
Toyota Motor Corp.	365	14,732
TUI Travel Plc	60	160
USS Co. Ltd.	3	305
Volkswagen AG	4	557
Whitbread Plc	23	741
Wolters Kluwer NV	41	657
WPP Plc	169	2,052
Wynn Macau Ltd. (e)	210	496
Yamada Denki Co. Ltd.	11	563
Yamaha Corp.	24	246
Yamaha Motor Co. Ltd. (e)	38	363
Yue Yuen Industrial Holdings Ltd.	105	329
		130,933
CONSUMER STAPLES - 11.6%
AEON Co. Ltd. (e)	81	1,013
Ajinomoto Co. Inc.	84	1,169
Anheuser-Busch InBev NV	107	8,419
Aryzta AG (c)	12	586
Asahi Breweries Ltd. (e)	52	1,124
Associated British Foods Plc	48	975
Barry Callebaut AG	—	188
Beiersdorf AG	13	829
British American Tobacco Plc	260	13,243
Carlsberg A/S	14	1,116
Carrefour SA (e)	78	1,433
Casino Guichard Perrachon SA	7	651
Coca-Cola Amatil Ltd.	76	1,040
Coca-Cola Hellenic Bottling Co. SA	24	422
Coca-Cola West Co. Ltd.	8	131
Colruyt SA	10	465
Danone SA	77	4,756
DE Master Blenders 1753 NV	78	882
Delhaize Group	14	500
Diageo Plc	332	8,564
Distribuidora Internacional de Alimentacion SA	81	381
FamilyMart Co. Ltd.	8	357
Golden Agri-Resources Ltd.	921	492
Heineken Holding NV	13	600
Heineken NV	31	1,596
Henkel AG & Co. KGaA	17	956
Imperial Tobacco Group Plc	132	5,104
J Sainsbury Plc	163	771
Japan Tobacco Inc.	120	3,561
Jeronimo Martins SGPS SA	28	480
Kao Corp.	69	1,903
Kerry Group Plc	18	806
Kesko Oyj (e)	8	206
Kikkoman Corp. (e)	22	272
Kirin Holdings Co. Ltd. (e)	111	1,308
Koninklijke Ahold NV	139	1,722
L’Oreal SA	32	3,752
Lawson Inc.	8	532
Lindt & Spruengli AG	—	551
MEIJI Holdings Co. Ltd.	9	418
Metcash Ltd. (e)	96	334
Metro AG	17	482
Nestle SA	437	26,056
Nippon Meat Packers Inc.	24	318
Nisshin Seifun Group Inc.	23	268
Nissin Foods Holdings Co. Ltd. (e)	7	274
Olam International Ltd. (e)	189	274
Pernod-Ricard SA (e)	28	2,988
Reckitt Benckiser Group Plc	87	4,599
Remy Cointreau SA	3	308
SABMiller Plc	127	5,098
Seven & I Holdings Co. Ltd.	101	3,034
Shiseido Co. Ltd. (e)	46	718
Suedzucker AG	9	313
Swedish Match AB	28	1,137
Tate & Lyle Plc	59	595
Tesco Plc	1,068	5,189
Toyo Suisan Kaisha Ltd.	11	293
Unicharm Corp. (e)	15	865
Unilever NV	217	7,239
Unilever Plc	171	5,738
Wesfarmers Ltd. (e)	134	4,129
Wilmar International Ltd. (e)	255	735
WM Morrison Supermarkets Plc	313	1,308
Woolworths Ltd. (e)	163	4,496
Yakult Honsha Co. Ltd. (e)	12	474
Yamazaki Baking Co. Ltd.	15	196
		150,732
ENERGY - 8.2%
Aker Solutions ASA	23	326
AMEC Plc	42	670
BG Group Plc	451	9,234
BP Plc	2,511	16,768
Caltex Australia Ltd. (e)	16	220
Cie Generale de Geophysique-Veritas (c)	19	479
Cosmo Oil Co. Ltd.	68	173
ENI SpA	320	6,792
Fugro NV	9	532
Galp Energia SGPS SA	31	389
Idemitsu Kosan Co. Ltd.	3	279
INPEX Corp.	—	1,651
Japan Petroleum Exploration Co.	4	141
JX Holdings Inc.	295	1,518

See accompanying Notes to Financial Statements.

	Shares/Par (p)	Value
Lundin Petroleum AB (c)	28	516
Neste Oil Oyj (e)	19	219
OMV AG	21	656
Origin Energy Ltd.	142	1,793
Petrofac Ltd.	35	769
Repsol YPF SA (e)	106	1,707
Royal Dutch Shell Plc	484	16,292
Royal Dutch Shell Plc - Class B	352	12,298
Saipem SpA	35	1,547
Santos Ltd.	127	1,397
SBM Offshore NV (c)	24	335
SeaDrill Ltd.	46	1,654
Showa Shell Sekiyu KK (e)	21	128
StatoilHydro ASA	149	3,550
Subsea 7 SA	38	756
Technip SA	13	1,361
Tenaris SA (e)	62	1,096
TonenGeneral Sekiyu KK (e)	37	329
Total SA (e)	281	12,641
Transocean Ltd.	46	2,077
Tullow Oil Plc	121	2,795
Whitehaven Coal Ltd.	59	254
Woodside Petroleum Ltd.	86	2,759
WorleyParsons Ltd.	27	703
		106,804
FINANCIALS - 22.2%
3i Group Plc	129	399
Aberdeen Asset Management Plc	108	439
Admiral Group Plc	28	515
Aegon NV (e)	229	1,061
AEON Credit Service Co. Ltd.	10	193
AEON Mall Co. Ltd.	9	190
Ageas	290	577
AIA Group Ltd.	1,343	4,638
Allianz SE	60	6,083
AMP Ltd.	375	1,493
Anglo Irish Bank Corp. Plc (f)	34	—
Aozora Bank Ltd.	67	159
Ascendas Real Estate Investment Trust	215	367
Assicurazioni Generali SpA	156	2,121
ASX Ltd.	22	683
Australia & New Zealand Banking Group Ltd.	354	8,070
Aviva Plc	380	1,628
AXA SA	232	3,105
Baloise Holding AG	6	403
Banca Monte dei Paschi di Siena SpA (c) (e)	833	208
Banco Bilbao Vizcaya Argentaria SA	618	4,411
Banco de Sabadell SA (e)	294	572
Banco Espirito Santo SA	295	201
Banco Popolare SC (c)	239	320
Banco Popular Espanol SA (e)	137	311
Banco Santander SA	1,233	8,159
Bank Hapoalim BM (e)	144	445
Bank Leumi Le-Israel BM (c) (e)	161	394
Bank of East Asia Ltd. (e)	180	649
Bank of Kyoto Ltd. (e)	39	295
Bank of Yokohama Ltd.	163	771
Bankia SA (c) (e)	115	134
Banque Cantonale Vaudoise	—	200
Barclays Plc	1,543	3,943
Bendigo and Adelaide Bank Ltd. (e)	48	370
BGP Holdings Plc (c) (f)	479	—
BNP Paribas	129	4,960
BOC Hong Kong Holdings Ltd.	477	1,468
British Land Co. Plc	112	900
Capital Shopping Centres Group	75	379
CapitaLand Ltd.	342	737
CapitaMall Trust	296	448
CapitaMalls Asia Ltd. (e)	191	238
Centro Retail Australia	160	325
CFS Retail Property Trust	261	521
Cheung Kong Holdings Ltd.	186	2,296
China Bank Ltd.	100	601
Chugoku Bank Ltd.	22	287
Chuo Mitsui Trust Holdings Inc.	410	1,225
City Developments Ltd. (e)	69	615
CNP Assurances SA (e)	21	260
Commerzbank AG (c)	481	817
Commonwealth Bank of Australia (e)	209	11,471
Corio NV	8	355
Credit Agricole SA (c)	127	561
Credit Saison Co. Ltd.	19	431
Credit Suisse Group AG	152	2,784
Criteria CaixaCorp SA (e)	97	315
Dai-Ichi Life Insurance Co. Ltd.	1	1,306
Daito Trust Construction Co. Ltd.	9	872
Daiwa House Industry Co. Ltd.	64	908
Daiwa Securities Group Inc. (e)	221	833
Danske Bank A/S (c)	88	1,222
DBS Group Holdings Ltd.	239	2,634
Delta Lloyd NV	14	201
Deutsche Bank AG	124	4,467
Deutsche Boerse AG	26	1,414
Dexus Property Group	637	609
DnB NOR ASA	128	1,277
Erste Group Bank AG (c)	28	537
Eurazeo (e)	5	191
Exor SpA	9	201
First Pacific Co. Ltd.	302	313
Fonciere Des Regions	3	237
Fukuoka Financial Group Inc.	98	383
GAM Holding Ltd.	28	310
Gecina SA	3	274
Gjensidige Forsikring ASA	26	308
Global Logistic Properties Ltd. (e)	247	412
Goodman Group	203	770
GPT Group	193	653
Groupe Bruxelles Lambert SA	11	731
Groupe Bruxelles Lambert SA (c)	—	—
Gunma Bank Ltd.	52	246
Hachijuni Bank Ltd.	59	308
Hammerson Plc	98	680
Hang Lung Group Ltd.	115	711
Hang Lung Properties Ltd.	297	1,016
Hang Seng Bank Ltd. (e)	99	1,356
Hannover Rueckversicherung AG	8	480
Henderson Land Development Co. Ltd.	121	673
Hong Kong Exchanges & Clearing Ltd. (e)	137	1,977
Hopewell Holdings Ltd.	87	248
HSBC Holdings Plc	2,381	20,983
Hulic Co. Ltd.	32	174
Hysan Development Co. Ltd.	82	313
Icade SA (e)	3	209
ICAP Plc	74	391
IMMOFINANZ Immobilien Anlagen AG (c)	127	405
Industrivarden AB	17	224
ING Groep NV (c)	511	3,425
Insurance Australia Group Ltd. (e)	282	1,011
Intesa Sanpaolo SpA (e)	1,350	1,922
Investec Plc	71	415
Investor AB	60	1,147

See accompanying Notes to Financial Statements.

	Shares/Par (p)	Value
Iyo Bank Ltd.	33	264
Japan Prime Realty Investment Corp. (e)	—	279
Japan Real Estate Investment Corp.	—	623
Japan Retail Fund Investment Corp.	—	365
Joyo Bank Ltd.	81	369
Julius Baer Group Ltd.	27	970
KBC Groep NV	21	454
Keppel Land Ltd.	108	278
Kerry Properties Ltd.	101	432
Kinnevik Investment AB	27	544
Klepierre	14	451
Land Securities Group Plc	105	1,218
Legal & General Group Plc	790	1,579
Lend Lease Corp. Ltd.	70	520
Link Real Estate Investment Trust	298	1,219
Lloyds Banking Group Plc (c)	5,514	2,694
London Stock Exchange Group Plc	18	287
Macquarie Group Ltd.	44	1,186
Man Group Plc	250	299
Mapfre SA (e)	92	186
Mediobanca SpA	71	312
Mirvac Group	450	591
Mitsubishi Estate Co. Ltd.	167	2,994
Mitsubishi UFJ Financial Group Inc.	1,694	8,116
Mitsubishi UFJ Lease & Finance Co. Ltd.	8	313
Mitsui Fudosan Co. Ltd.	110	2,134
Mizrahi Tefahot Bank Ltd. (c)	14	110
Mizuho Financial Group Inc.	3,041	5,136
MS&AD Insurance Group Holdings	68	1,181
Muenchener Rueckversicherungs AG	24	3,378
National Australia Bank Ltd.	296	7,210
Natixis	124	335
New World Development Ltd. (e)	475	560
Nippon Building Fund Inc. (e)	—	773
Nishi-Nippon City Bank Ltd.	96	233
NKSJ Holdings Inc.	51	1,078
Nomura Holdings Inc.	487	1,820
Nomura Real Estate Holdings Inc.	11	203
Nomura Real Estate Office Fund Inc.	—	231
Nordea Bank AB	352	3,030
NTT Urban Development Corp.	—	154
Old Mutual Plc	638	1,517
ORIX Corp.	13	1,257
Oversea-Chinese Banking Corp. Ltd.	338	2,361
Pargesa Holding SA	3	184
Partners Group Holding AG (e)	2	337
Pohjola Bank Plc	18	216
Prudential plc (a)	340	3,940
QBE Insurance Group Ltd.	153	2,112
Raiffeisen International Bank Holding AG (e)	6	194
Ratos AB (e)	24	226
Resolution Ltd.	177	544
Resona Holdings Inc.	249	1,027
Royal Bank of Scotland Group Plc (c)	273	924
RSA Insurance Group Plc	447	759
Sampo Oyj	55	1,433
SBI Holdings Inc.	3	219
Schroders Plc	14	297
SCOR SE	22	529
Segro Plc	94	320
Seven Bank Ltd.	72	185
Shinsei Bank Ltd.	175	213
Shizuoka Bank Ltd.	73	751
Singapore Exchange Ltd. (e)	113	568
Sino Land Co.	371	563
Skandinaviska Enskilda Banken AB	186	1,207
Societe Generale (c)	92	2,162
Sony Financial Holdings Inc.	23	382
Standard Chartered Plc	317	6,880
Standard Life Plc	311	1,139
Stockland	308	978
Sumitomo Mitsui Financial Group Inc.	179	5,910
Sumitomo Realty & Development Co. Ltd.	48	1,168
Sun Hung Kai Properties Ltd.	207	2,461
Suncorp Group Ltd.	169	1,416
Suruga Bank Ltd.	23	236
Svenska Handelsbanken	66	2,161
Swedbank AB	110	1,738
Swire Pacific Ltd.	91	1,053
Swiss Life Holding AG	4	405
Swiss Prime Site AG	6	513
Swiss Re Ltd. (c)	46	2,910
T&D Holdings Inc.	74	784
Tokio Marine Holdings Inc.	97	2,432
Tokyu Land Corp. (e)	63	313
TrygVesta A/S	3	181
UBS AG (c)	484	5,668
Unibail-Rodamco SE	12	2,268
UniCredit SpA (c)	542	2,055
Unione di Banche Italiane SCPA (e)	110	360
United Overseas Bank Ltd.	168	2,495
UOL Group Ltd.	61	238
Vienna Insurance Group	5	215
Wendel Investissement (e)	4	321
Westfield Group	293	2,873
Westfield Retail Trust	393	1,154
Westpac Banking Corp. (e)	403	8,798
Wharf Holdings Ltd.	195	1,087
Wheelock & Co. Ltd. (e)	126	479
Wing Hang Bank Ltd.	9	88
Yamaguchi Financial Group Inc.	31	273
Zurich Financial Services AG	20	4,440
		288,904
HEALTH CARE - 9.9%
Actelion Ltd.	15	600
Alfresa Holdings Corp.	5	244
Astellas Pharma Inc.	60	2,599
AstraZeneca Plc	169	7,556
Bayer AG	110	7,926
Celesio AG	10	172
Chugai Pharmaceutical Co. Ltd. (e)	28	523
Cie Generale d’Optique Essilor International SA	27	2,502
Cochlear Ltd. (e)	7	496
Coloplast A/S	3	546
CSL Ltd.	68	2,776
Daiichi Sankyo Co. Ltd.	88	1,492
Dainippon Sumitomo Pharma Co. Ltd.	22	221
Eisai Co. Ltd.	33	1,454
Elan Corp. Plc (c)	65	953
Elekta AB - Class B	12	526
Fresenius Medical Care AG & Co. KGaA	28	1,988
Fresenius SE	16	1,702
Getinge AB	25	632
GlaxoSmithKline Plc	668	15,173
Grifols SA (c)	17	435
Hisamitsu Pharmaceutical Co. Inc.	8	404
Kyowa Hakko Kirin Co. Ltd. (e)	37	378
Lonza Group AG	6	270
Medipal Holdings Corp.	21	303
Merck KGaA	9	858

See accompanying Notes to Financial Statements.

	Shares/Par (p)	Value
Miraca Holdings Inc.	8	311
Mitsubishi Tanabe Pharma Corp.	31	452
Novartis AG	305	17,029
Novo-Nordisk A/S	54	7,833
Olympus Corp. (c) (e)	28	460
Ono Pharmaceutical Co. Ltd.	11	660
Orion Oyj (e)	12	227
Otsuka Holdings Co. Ltd.	47	1,449
Qiagen NV (c)	29	491
Ramsay Health Care Ltd.	17	397
Roche Holding AG	93	16,056
Sanofi-Aventis SA	159	12,054
Santen Pharmaceutical Co. Ltd.	10	423
Shionogi & Co. Ltd.	40	549
Shire Plc	75	2,166
Smith & Nephew Plc	118	1,181
Sonic Health Care Ltd.	48	622
Sonova Holding AG	7	636
Straumann Holding AG (e)	1	128
Suzuken Co. Ltd.	9	299
Sysmex Corp.	10	382
Taisho Pharmaceutical Holdings Co. Ltd.	5	431
Takeda Pharmaceutical Co. Ltd.	105	4,776
Terumo Corp.	20	830
Teva Pharmaceutical Industries Ltd.	125	4,941
Tsumura & Co. (e)	8	201
UCB SA	13	674
William Demant Holding A/S (c)	3	285
		128,672
INDUSTRIALS - 12.2%
A P Moller - Maersk A/S - Class A	—	442
A P Moller - Maersk A/S - Class B	—	1,141
ABB Ltd.	292	4,765
Abertis Infraestructuras SA	49	659
ACS Actividades de Construccion y Servicios SA (e)	17	368
Adecco SA	17	766
Aeroports de Paris (e)	4	300
Aggreko Plc	36	1,172
Alfa Laval AB	46	782
All Nippon Airways Co. Ltd.	110	312
Alstom SA (e)	27	863
Amada Co. Ltd.	50	296
Andritz AG	9	470
Asahi Glass Co. Ltd. (e)	133	897
Asciano Group	134	602
Assa Abloy AB	41	1,158
Atlantia SpA	45	580
Atlas Copco AB - Class A	88	1,891
Atlas Copco AB - Class B	50	961
Auckland International Airport Ltd.	115	225
Babcock International Group Plc	45	608
BAE Systems Plc	435	1,971
Balfour Beatty Plc	91	425
Bouygues SA	25	677
Brambles Ltd.	195	1,236
Brenntag AG	6	702
Bunzl Plc	45	740
Bureau Veritas SA	7	609
Campbell Brothers Ltd.	9	495
Capita Group Plc	81	837
Cathay Pacific Airways Ltd.	137	222
Central Japan Railway Co.	—	1,599
Chiyoda Corp. (e)	19	233
Cie de Saint-Gobain (e)	54	1,989
Cobham Plc	149	541
ComfortDelgro Corp. Ltd.	227	278
Cosco Corp. Singapore Ltd. (e)	108	85
Dai Nippon Printing Co. Ltd.	73	572
Daikin Industries Ltd.	32	898
Delek Group Ltd.	1	79
Deutsche Lufthansa AG	31	364
Deutsche Post AG	113	2,008
DSV A/S	26	512
East Japan Railway Co.	45	2,856
Edenred	22	617
Elbit Systems Ltd.	3	93
European Aeronautic Defence & Space Co. NV	55	1,950
Experian Plc	132	1,857
Fanuc Ltd.	26	4,192
Ferrovial SA	51	572
Fiat Industrial SpA	113	1,110
Finmeccanica SpA (c) (e)	49	199
Fraport AG Frankfurt Airport Services Worldwide	5	245
Fraser and Neave Ltd.	127	705
Fuji Electric Holdings Co. Ltd.	67	163
Furukawa Electric Co. Ltd.	92	218
G4S Plc	179	782
GEA Group AG	23	622
Geberit AG	5	1,022
Groupe Eurotunnel SA	68	554
GS Yuasa Corp. (e)	46	210
Hankyu Hanshin Holdings Inc.	144	727
Hexagon AB - B Shares (e)	32	551
Hino Motors Ltd. (e)	38	275
Hitachi Construction Machinery Co. Ltd. (e)	14	270
Hochtief AG (c)	4	201
Hutchison Port Holdings Trust (e)	676	483
Hutchison Whampoa Ltd.	285	2,472
IHI Corp.	174	372
IMI Plc	40	527
International Consolidated Airlines Group SA (c)	116	290
Intertek Group Plc	20	857
Invensys Plc	108	377
ITOCHU Corp.	202	2,121
Japan Steel Works Ltd. (e)	39	215
JGC Corp.	28	812
JS Group Corp.	36	751
JTEKT Corp.	29	295
Kajima Corp.	111	326
Kamigumi Co. Ltd.	29	231
Kawasaki Heavy Industries Ltd.	175	480
Kawasaki Kisen Kaisha Ltd. (c) (e)	85	169
Keihin Electric Express Railway Co. Ltd.	65	591
Keio Corp. (e)	75	544
Keisei Electric Railway Co. Ltd.	40	338
Keppel Corp. Ltd.	187	1,532
Kinden Corp.	16	105
Kintetsu Corp. (e)	206	821
Komatsu Ltd.	124	2,953
Kone Oyj	21	1,243
Koninklijke Boskalis Westminster NV	10	314
Koninklijke Philips Electronics NV	135	2,660
Koninklijke Vopak NV (e)	9	555
Kubota Corp.	145	1,340
Kuehne & Nagel International AG	7	743
Kurita Water Industries Ltd.	15	356
Legrand SA (e)	30	1,033
Leighton Holdings Ltd. (e)	20	338

See accompanying Notes to Financial Statements.

	Shares/Par (p)	Value
Mabuchi Motor Co. Ltd.	4	151
Makita Corp.	15	519
Man AG	6	587
Marubeni Corp.	217	1,446
Meggitt Plc	100	605
Metso Oyj	16	562
Mitsubishi Corp.	187	3,789
Mitsubishi Electric Corp.	259	2,167
Mitsubishi Heavy Industries Ltd.	398	1,618
Mitsubishi Logistics Corp.	13	137
Mitsui & Co. Ltd.	232	3,446
Mitsui OSK Lines Ltd. (e)	150	541
MTR Corp.	194	666
Nabtesco Corp. (e)	14	301
Neptune Orient Lines Ltd. (c) (e)	94	83
NGK Insulators Ltd.	33	365
Nidec Corp. (e)	15	1,118
Nippon Express Co. Ltd.	109	450
Nippon Yusen KK	195	516
Noble Group Ltd.	533	476
NSK Ltd.	63	408
NTN Corp. (e)	60	189
NWS Holdings Ltd.	186	272
Obayashi Corp.	79	347
Odakyu Electric Railway Co. Ltd. (e)	82	815
Orient Overseas International Ltd.	32	158
Orkla ASA	103	747
Prysmian SPA	26	383
Qantas Airways Ltd. (c)	130	144
QR National Ltd.	227	795
Randstad Holding NV	17	487
Rexel SA	14	231
Rolls-Royce Holdings Plc (c)	250	3,370
Ryanair Holdings Plc	2	9
Safran SA (e)	30	1,110
Sandvik AB	135	1,730
Scania AB	41	699
Schindler Holding AG	3	305
Schneider Electric SA (e)	69	3,823
Secom Co. Ltd.	28	1,298
Securitas AB	40	308
SembCorp Industries Ltd.	133	544
SembCorp Marine Ltd.	111	425
Serco Group Plc	69	576
SGS SA	1	1,384
Shimizu Corp.	76	264
Siemens AG	109	9,188
Singapore Airlines Ltd. (e)	72	597
Singapore Technologies Engineering Ltd.	198	488
Skanska AB	52	795
SKF AB	50	995
SMC Corp.	7	1,214
Smiths Group Plc	50	791
Societe BIC SA	4	377
Sojitz Corp. (e)	162	268
Sulzer AG	3	368
Sumitomo Corp.	151	2,111
Sumitomo Electric Industries Ltd.	99	1,239
Sumitomo Heavy Industries Ltd.	70	315
Sydney Airport	55	165
Taisei Corp.	148	397
Thales SA	13	424
THK Co. Ltd.	16	293
TNT NV	43	508
Tobu Railway Co. Ltd.	130	683
Tokyu Corp.	144	678
Toll Holdings Ltd.	92	380
Toppan Printing Co. Ltd. (e)	77	514
TOTO Ltd.	42	313
Toyota Tsusho Corp.	26	501
Transurban Group	173	1,011
Ushio Inc.	14	169
Vallourec SA	15	599
Vinci SA	60	2,824
Volvo AB	182	2,078
Wartsila Oyj (e)	22	717
Weir Group Plc (e)	28	676
West Japan Railway Co.	23	950
Wolseley Plc	38	1,431
Yamato Holdings Co. Ltd.	50	811
Yangzijiang Shipbuilding Holdings Ltd. (e)	247	198
Zardoya Otis SA (e)	19	208
Zodiac Aerospace	4	436
		158,639
INFORMATION TECHNOLOGY - 4.4%
Advantest Corp. (e)	19	300
Alcatel-Lucent (c) (e)	306	503
Amadeus IT Holding SA	43	907
ARM Holdings Plc	178	1,407
ASM Pacific Technology Ltd. (e)	27	343
ASML Holding NV	56	2,858
Atos Origin SA	7	426
Brother Industries Ltd.	30	340
Canon Inc. (e)	151	6,018
Cap Gemini SA (e)	19	698
Citizen Holdings Co. Ltd.	30	176
Computershare Ltd.	56	431
Dassault Systemes SA (e)	8	758
Foxconn International Holdings Ltd. (c)	243	89
FUJIFILM Holdings Corp.	61	1,154
Fujitsu Ltd.	252	1,206
Gemalto NV	10	715
Gree Inc. (e)	11	217
Hamamatsu Photonics KK	8	275
Hirose Electric Co. Ltd.	4	396
Hitachi High-Technologies Corp.	7	180
Hitachi Ltd.	603	3,718
Hoya Corp.	56	1,236
Ibiden Co. Ltd.	15	270
Infineon Technologies AG	146	991
Itochu Techno-Solutions Corp. (e)	3	164
Keyence Corp.	6	1,498
Konami Corp.	13	304
Konica Minolta Holdings Inc.	65	512
Kyocera Corp.	21	1,783
Murata Manufacturing Co. Ltd.	27	1,436
NEC Corp. (e)	349	543
Nexon Co. Ltd.	14	264
NICE Systems Ltd. (c)	8	278
Nintendo Co. Ltd.	14	1,635
Nippon Electric Glass Co. Ltd. (e)	50	299
Nokia Oyj (e)	501	1,022
Nomura Research Institute Ltd.	14	297
NTT Data Corp.	—	485
Omron Corp.	28	595
Oracle Corp. Japan	5	194
Otsuka Corp.	2	187
Ricoh Co. Ltd. (e)	85	717
Rohm Co. Ltd.	13	512
Sage Group Plc	176	764
SAP AG	122	7,246

See accompanying Notes to Financial Statements.

	Shares/Par (p)	Value
Seiko Epson Corp. (e)	19	194
Shimadzu Corp.	33	285
Square Enix Holdings Co. Ltd.	9	139
STMicroelectronics NV	82	446
Sumco Corp. (c) (e)	13	117
TDK Corp. (e)	16	668
Telefonaktiebolaget LM Ericsson	402	3,675
Tokyo Electron Ltd.	22	1,041
Toshiba Corp.	539	2,052
Trend Micro Inc. (e)	15	433
United Internet AG	14	245
Yahoo! Japan Corp. (e)	2	602
Yaskawa Electric Corp. (e)	25	190
Yokogawa Electric Corp.	31	319
		56,753
MATERIALS - 9.4%
Acerinox SA (e)	12	130
Air Liquide	42	4,754
Air Water Inc.	19	230
Akzo Nobel NV	31	1,449
Alumina Ltd. (e)	312	256
Amcor Ltd.	162	1,179
Anglo American Plc	176	5,788
Antofagasta Plc	51	873
ArcelorMittal	123	1,889
Arkema SA	8	498
Asahi Kasei Corp.	167	905
BASF SE	122	8,488
BHP Billiton Ltd.	427	13,893
BHP Billiton Plc	281	7,982
Boliden AB	35	483
Boral Ltd. (e)	92	281
CRH Plc	94	1,805
Croda International Plc	17	604
Daicel Chemical Industries Ltd.	38	234
Daido Steel Co. Ltd.	42	262
Denki Kagaku Kogyo K K	63	220
Eurasian Natural Resources Corp.	35	227
Evraz Plc	42	173
Fletcher Building Ltd. (e)	89	422
Fortescue Metals Group Ltd. (e)	185	943
Fresnillo Plc	24	551
Givaudan SA	1	1,082
Glencore International Plc (e)	183	848
HeidelbergCement AG	18	876
Hitachi Chemical Co. Ltd.	15	239
Hitachi Metals Ltd. (e)	22	263
Holcim Ltd.	30	1,683
Holmen AB	7	183
Iluka Resources Ltd.	57	670
Imerys SA	4	195
Incitec Pivot Ltd.	208	615
Israel Chemicals Ltd.	61	675
Israel Corp. Ltd.	—	158
James Hardie Industries SE	55	457
JFE Holdings Inc.	61	1,017
Johnson Matthey Plc	28	965
JSR Corp.	22	382
K+S AG	23	1,044
Kaneka Corp. (e)	32	177
Kansai Paint Co. Ltd.	28	300
Kazakhmys Plc	26	294
Kobe Steel Ltd.	329	396
Koninklijke DSM NV	20	983
Kuraray Co. Ltd.	45	587
Lafarge SA (e)	25	1,107
Lanxess AG	11	703
Linde AG	23	3,547
Lonmin Plc (e)	21	250
Lynas Corp. Ltd. (c) (e)	226	200
Maruichi Steel Tube Ltd.	6	125
Mitsubishi Chemical Holdings Corp.	184	813
Mitsubishi Gas Chemical Co. Inc.	53	301
Mitsubishi Materials Corp.	152	441
Mitsui Chemicals Inc.	104	260
Newcrest Mining Ltd.	102	2,381
Nippon Paper Group Inc. (e)	13	202
Nippon Steel Corp.	686	1,556
Nisshin Steel Co. Ltd.	92	129
Nitto Denko Corp.	23	964
Norsk Hydro ASA	122	551
Novozymes A/S	31	813
OJI Paper Co. Ltd. (e)	115	441
Orica Ltd.	49	1,250
OZ Minerals Ltd. (e)	43	355
Randgold Resources Ltd.	12	1,084
Rexam Plc	112	741
Rio Tinto Ltd. (e)	58	3,412
Rio Tinto Plc	178	8,475
Salzgitter AG	6	236
Shin-Etsu Chemical Co. Ltd.	55	3,018
Showa Denko KK	190	369
Sika AG	—	521
Sims Metal Management Ltd. (e)	24	237
Solvay SA	8	747
SSAB Svenskt Stal AB - Class A	19	159
Stora Enso Oyj	74	455
Sumitomo Chemical Co. Ltd.	209	642
Sumitomo Metal Industries Ltd.	447	737
Sumitomo Metal Mining Co. Ltd.	68	766
Svenska Cellulosa AB	78	1,171
Syngenta AG	13	4,317
Taiheiyo Cement Corp.	140	321
Taiyo Nippon Sanso Corp.	36	210
Teijin Ltd. (e)	124	378
ThyssenKrupp AG	52	849
Toray Industries Inc.	198	1,350
Tosoh Corp.	66	180
Toyo Seikan Kaisha Ltd.	20	237
Ube Industries Ltd.	145	337
Umicore	15	689
UPM-Kymmene Oyj	70	789
Vedanta Resources Plc (e)	17	238
Voestalpine AG	14	380
Wacker Chemie AG (e)	2	123
Xstrata Plc	276	3,477
Yamato Kogyo Co. Ltd.	6	167
Yara International ASA	25	1,106
		122,915
TELECOMMUNICATION SERVICES - 5.5%
Belgacom SA	19	539
Bezeq Israeli Telecommunication Corp. Ltd.	230	244
BT Group Plc	1,037	3,438
Deutsche Telekom AG	374	4,104
Elisa Oyj	18	359
France Telecom SA	248	3,255
Iliad SA	3	432
Inmarsat Plc	64	491
KDDI Corp.	—	2,303
Koninklijke KPN NV (e)	190	1,815

See accompanying Notes to Financial Statements.

	Shares/Par (p)	Value
Millicom International Cellular SA - SDR	8	793
Mobistar SA	4	125
Nippon Telegraph & Telephone Corp.	58	2,723
NTT DoCoMo Inc.	2	3,395
PCCW Ltd.	576	212
Portugal Telecom SGPS SA	82	358
Singapore Telecommunications Ltd.	1,067	2,793
SoftBank Corp.	118	4,404
StarHub Ltd.	65	176
Swisscom AG	3	1,241
TDC A/S	62	430
Tele2 AB	42	656
Telecom Corp. of New Zealand Ltd.	265	504
Telecom Italia SpA	1,210	1,196
Telefonica SA	546	7,190
Telekom Austria AG	44	433
Telenet Group Holding NV	7	312
Telenor ASA	95	1,588
TeliaSonera AB	291	1,857
Telstra Corp. Ltd.	584	2,213
Vivendi SA	172	3,200
Vodafone Group Plc	6,596	18,540
		71,319
UTILITIES - 4.2%
Acciona SA	3	191
AGL Energy Ltd.	72	1,090
APA Group (e)	78	398
Centrica Plc	691	3,453
Cheung Kong Infrastructure Holdings Ltd.	57	345
Chubu Electric Power Co. Inc.	86	1,388
Chugoku Electric Power Co. Inc.	40	655
CLP Holdings Ltd.	240	2,039
Contact Energy Ltd. (e)	54	210
E.ON AG	240	5,182
Electric Power Development Co. Ltd.	16	429
Electricite de France SA	32	702
Enagas SA (e)	24	435
Enel Green Power SpA (e)	220	348
Enel SpA	880	2,840
Energias de Portugal SA	261	619
Fortum Oyj (e)	60	1,138
Gas Natural SDG SA	44	565
GDF Suez	165	3,939
Hokkaido Electric Power Co. Inc.	24	305
Hokuriku Electric Power Co.	22	343
Hong Kong & China Gas Co. Ltd.	701	1,490
Hongkong Electric Holdings Ltd.	179	1,343
Iberdrola SA	511	2,415
International Power Plc (f)	202	1,322
Kansai Electric Power Co. Inc.	101	1,211
Kyushu Electric Power Co. Inc.	54	638
National Grid Plc	474	5,027
Osaka Gas Co. Ltd.	254	1,064
Red Electrica Corp. SA (e)	13	588
RWE AG (e)	65	2,674
Scottish & Southern Energy Plc	123	2,675
Severn Trent Plc	30	782
Shikoku Electric Power Co. Inc.	25	521
Snam Rete Gas SpA	218	977
SP AusNet	205	215
Suez Environnement SA	35	379
Terna Rete Elettrica Nazionale SpA	166	600
Toho Gas Co. Ltd.	51	317
Tohoku Electric Power Co. Inc. (c)	60	600
Tokyo Electric Power Co. Inc. (c) (e)	200	388
Tokyo Gas Co. Ltd.	324	1,656
United Utilities Group Plc	91	961
Veolia Environnement	45	569
Verbund - Oesterreichische Elektrizitaetswirtschafts AG	10	221
		55,247
Total Common Stocks (cost $1,404,828)		1,270,918

PREFERRED STOCKS - 0.6%

CONSUMER DISCRETIONARY - 0.3%
Bayerische Motoren Werke AG	6	320
Porsche Automobil Holding SE (e)	20	982
Volkswagen AG	19	3,060
		4,362
CONSUMER STAPLES - 0.1%
Henkel AG & Co. KGaA	23	1,556
Lindt & Spruengli AG	—	349
		1,905
FINANCIALS - 0.0%
Intesa Sanpaolo SpA	102	117

INDUSTRIALS - 0.1%
Schindler Holding AG	6	690

TELECOMMUNICATION SERVICES - 0.1%
Telecom Italia SpA - RNC	824	668

UTILITIES - 0.0%
RWE AG	6	207
Total Preferred Stocks (cost $7,888)		7,949

OTHER EQUITY INTERESTS - 0.0%
IMMOEAST AG (c) (f) (u)	37	—
IMMOFINANZ AG (c) (f) (u)	27	—

Total Other Equity Interests (cost $0)		—

SHORT TERM INVESTMENTS - 7.8%

Investment Company - 0.4%
JNL Money Market Fund, 0.09% (a) (h)	4,459	4,459

Securities Lending Collateral - 7.3%
Securities Lending Cash Collateral Fund LLC, 0.34% (a) (h)	95,016	95,016
Securities Lending Liquidating Fund LLC, 0.38% (a) (h)	441	430
		95,446
Treasury Securities - 0.1%
U.S. Treasury Bill, 0.14%, 09/20/12 (o)	$1,325	1,325

Total Short Term Investments (cost $101,240)		101,230

Total Investments - 106.0% (cost $1,513,956)		1,380,097
Other Assets and Liabilities, Net - (6.0%)		(77,526)
Total Net Assets - 100.0%		$1,302,571

See accompanying Notes to Financial Statements.

JNL/Mellon Capital Management Dow Jones U.S. Contrarian Opportunities Index Fund

Sector Weightings:	Percentage of Total Investments
Health Care	23.7%
Industrials	22.2
Information Technology	20.7
Consumer Discretionary	11.1
Consumer Staples	6.6
Financials	5.9
Energy	4.4
Materials	3.0
Telecommunication Services	2.1
Short Term Investments	0.3
Total Investments	100.0%

	Shares/Par (p)	Value
COMMON STOCKS - 99.7%

CONSUMER DISCRETIONARY - 11.1%
Aeropostale Inc.	31	$546
Apollo Group Inc. - Class A	9	342
Best Buy Co. Inc.	20	424
Capella Education Co. (c)	11	396
Churchill Downs Inc.	9	541
Comcast Corp. - Class A	19	603
DISH Network Corp. - Class A	18	517
Fred’s Inc.	35	530
GameStop Corp. - Class A	21	389
Garmin Ltd.	12	457
Hibbett Sports Inc. (c)	11	621
ITT Educational Services Inc. (c)	7	418
Kohl’s Corp.	10	467
Strayer Education Inc.	4	478
		6,729
CONSUMER STAPLES - 6.6%
Constellation Brands Inc. - Class A (c)	24	646
Kroger Co.	22	510
Safeway Inc.	23	423
Smithfield Foods Inc. (c)	23	489
Susser Holdings Corp. (c)	21	771
USANA Health Sciences Inc. (c)	14	565
Wal-Mart Stores Inc.	8	583
		3,987
ENERGY - 4.4%
Basic Energy Services Inc. (c)	27	274
Denbury Resources Inc. (c)	27	401
Diamond Offshore Drilling Inc.	8	490
Superior Energy Services Inc. (c)	17	351
Tesoro Corp. (c)	18	456
VAALCO Energy Inc. (c)	80	694
		2,666
FINANCIALS - 5.9%
Crawford & Co.	80	329
Duff & Phelps Corp.	35	506
Employer Holdings Inc.	29	518
Moody’s Corp.	14	493
Portfolio Recovery Associates Inc. (c)	7	666
Principal Financial Group Inc.	19	505
ProAssurance Corp.	6	546
		3,563
HEALTH CARE - 23.7%
Aetna Inc.	11	439
AMERIGROUP Corp. (c)	8	504
Amsurg Corp. (c)	19	582
Bio-Reference Labs Inc. (c)	27	701
Cardinal Health Inc.	12	517
CIGNA Corp.	12	524
Community Health Systems Inc. (c)	26	731
Coventry Health Care Inc.	17	539
DaVita Inc. (c)	6	606
Endo Pharmaceuticals Holdings Inc. (c)	15	454
Ensign Group Inc.	19	543
Greatbatch Inc. (c)	21	470
Health Management Associates Inc. - Class A (c)	76	596
Humana Inc.	6	471
ICU Medical Inc. (c)	11	597
LifePoint Hospitals Inc. (c)	13	518
Lincare Holdings Inc.	20	688
Magellan Health Services Inc. (c)	11	476
Mednax Inc. (c)	7	485
Momenta Pharmaceuticals Inc. (c)	33	449
National Healthcare Corp.	11	500
Triple-S Management Corp. (c)	22	398
United Therapeutics Corp. (c)	10	518
UnitedHealth Group Inc.	10	571
ViroPharma Inc. (c)	17	396
WellPoint Inc.	8	511
Zimmer Holdings Inc.	8	546
		14,330
INDUSTRIALS - 22.2%
Aceto Corp.	69	620
Actuant Corp.	19	514
AECOM Technology Corp. (c)	22	368
AGCO Corp.	10	448
Cenveo Inc. (c)	126	244
Cintas Corp.	14	526
Consolidated Graphics Inc. (c)	10	279
Copart Inc. (c)	22	523
Corrections Corp. of America	21	632
FedEx Corp.	5	501
FTI Consulting Inc. (c)	12	342
General Dynamics Corp.	7	482
Huron Consulting Group Inc. (c)	13	424
ICF International Inc. (c)	18	439
InnerWorkings Inc. (c)	44	597
Insperity Inc.	17	462
ITT Corp.	23	402
Jacobs Engineering Group Inc. (c)	11	417
Joy Global Inc.	6	338
LB Foster Co.	16	463
Lockheed Martin Corp.	6	513
Navigant Consulting Inc. (c)	38	482
Orbital Sciences Corp. (c)	34	443
Republic Airways Holdings Inc. (c)	86	479
RR Donnelley & Sons Co.	40	469
Southwest Airlines Co.	53	489
Sykes Enterprises Inc. (c)	30	476
Team Inc. (c)	17	528
Tetra Tech Inc. (c)	21	545
		13,445
INFORMATION TECHNOLOGY - 20.7%
Agilent Technologies Inc.	11	451
Ansys Inc. (c)	8	509
Avnet Inc.	14	438
Brocade Communications Systems Inc. (c)	86	424
Brooks Automation Inc.	46	434
CA Inc.	19	517
CACI International Inc. (c)	9	474
Cisco Systems Inc.	26	440

See accompanying Notes to Financial Statements.

	Shares/Par (p)	Value
Cohu Inc.	40	411
CSG Systems International Inc. (c)	32	557
Dell Inc. (c)	28	355
Dolby Laboratories Inc. - Class A (c)	13	557
Global Payments Inc.	10	432
Harris Corp.	12	511
j2 Global Inc.	17	462
Lender Processing Services Inc.	26	667
Mantech International Corp. - Class A	14	332
MasterCard Inc.	1	562
Microsoft Corp.	17	515
MTS Systems Corp.	10	402
Multi-Fineline Electronix Inc. (c)	20	492
QUALCOMM Inc.	8	466
TNS Inc. (c)	26	460
United Online Inc.	87	366
VistaPrint NV (c)	13	414
Western Digital Corp. (c)	13	403
Western Union Co.	29	492
		12,543
MATERIALS - 3.0%
A. Schulman Inc.	19	379
CF Industries Holdings Inc.	3	541
Minerals Technologies Inc.	8	491
Steel Dynamics Inc.	32	375
		1,786
TELECOMMUNICATION SERVICES - 2.1%
Cincinnati Bell Inc. (c)	141	524
MetroPCS Communications Inc. (c)	53	322
US Cellular Corp. (c)	11	428
		1,274
Total Common Stocks (cost $62,417)		60,323

SHORT TERM INVESTMENTS - 0.3%

Investment Company - 0.3%
JNL Money Market Fund, 0.09% (a)	192	192

Total Short Term Investments (cost $192)		192

Total Investments - 100.0% (cost $62,609)		60,515
Other Assets and Liabilities, Net - (0.0%)		(14)
Total Net Assets - 100.0%		$60,501

JNL/Neuberger Berman Strategic Income Fund

Sector Weightings:	Percentage of Total Investments
U.S. Government Agency MBS	20.9%
Non-U.S. Government Agency ABS	12.5
Government Securities	12.2
Financials	8.7
Consumer Discretionary	5.2
Energy	3.7
Industrials	3.5
Information Technology	3.3
Consumer Staples	2.2
Telecommunication Services	1.7
Materials	1.5
Health Care	1.4
Utilities	1.1
Investment Companies	3.1
Short Term Investments	19.0
Total Investments	100.0%

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 16.1%
Accredited Mortgage Loan Trust REMIC, 0.57%, 12/25/35 (i)	$190	$145
Asset Backed Securities Corp. Home Equity REMIC, 0.45%, 01/25/36 (i)	174	141
Banc of America Commercial Mortgage Inc. REMIC
5.41%, 09/10/47	175	194
5.89%, 07/10/44 (i)	250	282
5.36%, 10/10/45	250	278
Carrington Mortgage Loan Trust REMIC, 0.71%, 06/25/35 (i)	230	149
Citigroup Mortgage Loan Trust Inc. REMIC, 1.00%, 05/25/35 (i) (r)	175	131
Citigroup/Deutsche Bank Commercial Mortgage Trust REMIC, 5.32%, 03/11/12	250	278
Continental Airlines Inc. Pass-Through Trust, 5.98%, 04/19/22	68	74
CW Capital Cobalt Ltd. REMIC, 6.01%, 05/15/46 (i)	140	155
Greenwich Capital Commercial Funding Corp. REMIC
5.74%, 08/10/17	250	277
5.44%, 03/10/39	250	277
GS Mortgage Securities Corp. II REMIC, 5.98%, 08/10/45 (i)	250	277
Home Equity Mortgage Trust REMIC, 1.85%, 02/25/35 (i)	163	112
JPMorgan Chase Commercial Mortgage Securities Corp. REMIC
5.42%, 01/15/49	250	280
5.88%, 02/15/51 (i)	200	227
LB-UBS Commercial Mortgage Trust REMIC
5.42%, 02/15/40	200	226
5.86%, 07/15/40 (i)	250	286
Merrill Lynch/Countrywide Commercial Mortgage Trust REMIC, 5.38%, 08/12/48	250	271
Nationstar Home Equity Loan Trust REMIC, 0.40%, 03/25/37 (i)	200	150
New Century Home Equity Loan Trust REMIC, 1.22%, 11/25/34 (i)	180	150
Residential Asset Securitization Trust REMIC, 0.93%, 03/25/33 (i)	199	146
Wachovia Bank Commercial Mortgage Trust REMIC, 5.93%, 06/15/49 (i)	250	272

Total Non-U.S. Government Agency Asset-Backed Securities (cost $4,756)		4,778

CORPORATE BONDS AND NOTES - 28.0%

CONSUMER DISCRETIONARY - 3.6%
CBS Corp., 4.85%, 07/01/42	150	147
DIRECTV Holdings LLC
2.40%, 03/15/17	135	136
5.00%, 03/01/21	25	27
6.00%, 08/15/40	125	136
NBCUniversal Media LLC, 6.40%, 04/30/40	70	85
Target Corp., 4.00%, 07/01/42	135	133
Time Warner Cable Inc.
6.75%, 07/01/18	75	91
8.75%, 02/14/19	100	133

See accompanying Notes to Financial Statements.

	Shares/Par (p)	Value
5.50%, 09/01/41	75	82
Time Warner Inc.
6.10%, 07/15/40	50	58
5.38%, 10/15/41	50	53
		1,081
CONSUMER STAPLES - 2.2%
Kraft Foods Group Inc.
1.63%, 06/04/15 (r)	40	41
5.00%, 06/04/42 (r)	100	106
Lorillard Tobacco Co., 8.13%, 06/23/19 (l)	175	217
Molson Coors Brewing Co., 5.00%, 05/01/42	25	27
Pernod-Ricard SA
2.95%, 01/15/17 (r)	150	152
5.50%, 01/15/42 (r)	100	102
		645
ENERGY - 3.5%
Anadarko Petroleum Corp., 5.95%, 09/15/16	215	244
Devon Energy Corp., 3.25%, 05/15/22	70	71
Encana Corp., 5.90%, 12/01/17	120	137
Energy Transfer Partners LP, 5.20%, 02/01/22	50	53
Enterprise Products Operating LLC, 5.95%, 02/01/41	25	28
KazMunayGas National Co., 11.75%, 01/23/15	100	119
Kinder Morgan Energy Partners LP, 6.50%, 09/01/39	25	29
Occidental Petroleum Corp., 1.50%, 02/15/18	65	65
Petroleos de Venezuela SA, 5.25%, 04/12/17	143	101
Petroleos Mexicanos, 5.50%, 01/21/21	120	136
Phillips 66, 4.30%, 04/01/22 (r)	50	53
		1,036
FINANCIALS - 9.1%
American Express Credit Corp., 1.75%, 06/12/15	225	228
Bank of America Corp.
6.50%, 08/01/16	100	110
5.70%, 01/24/22	155	171
5.88%, 02/07/42	25	27
Citigroup Inc.
2.65%, 03/02/15	100	100
6.13%, 11/21/17	50	55
ERAC USA Finance Co., 4.50%, 08/16/21 (r)	50	53
General Electric Capital Corp.
1.63%, 07/02/15	125	132
2.30%, 04/27/17	75	75
4.65%, 10/17/21	70	78
Goldman Sachs Group Inc.
3.30%, 05/03/15	100	100
5.75%, 01/24/22	95	100
6.75%, 10/01/37	100	98
Goodman Funding Pty Ltd., 6.00%, 03/22/22 (r)	125	127
Hartford Financial Services Group Inc., 5.13%, 04/15/22	25	26
Health Care REIT Inc., 5.25%, 01/15/22	100	106
Hyundai Capital Services Inc., 3.50%, 09/13/17 (r)	150	151
JPMorgan Chase & Co., 1.88%, 03/20/15	100	100
Linoln National Corp., 4.20%, 03/15/22	50	50
Morgan Stanley, 5.63%, 09/23/19	300	297
Power Sector Assets & Liabilities Management Corp., 7.39%, 12/02/24	100	129
UnionBanCal Corp., 3.50%, 06/18/22	205	207
Ventas Realty LP, 4.00%, 04/30/19	125	128
Wells Fargo & Co., 1.50%, 07/01/15	65	65
		2,713
HEALTH CARE - 0.9%
Amgen Inc.
5.15%, 11/15/41	25	26
5.38%, 05/15/43	45	49
Aristotle Holding Inc., 2.65%, 02/15/17 (r)	175	178
		253
INDUSTRIALS - 1.6%
ADT Corp.
2.25%, 07/15/17 (r)	100	101
3.50%, 07/15/22 (r)	90	90
ERAC USA Finance LLC, 7.00%, 10/15/37 (r)	50	60
Koninklijke Philips Electronics NV, 3.75%, 03/15/22	50	52
L-3 Communications Corp., 3.95%, 11/15/16	150	159
		462
INFORMATION TECHNOLOGY - 2.3%
Hewlett-Packard Co.
2.60%, 09/15/17	165	166
4.65%, 12/09/21	150	157
Telefonaktiebolaget LM Ericsson, 4.13%, 05/15/22	200	200
Xerox Corp., 4.50%, 05/15/21	150	156
		679
MATERIALS - 1.2%
ArcelorMittal, 6.13%, 06/01/18	125	127
Freeport-McMoRan Copper & Gold Inc., 3.55%, 03/01/22	75	74
Packaging Corp. of America, 3.90%, 06/15/22	60	60
Vale Overseas Ltd., 4.38%, 01/11/22	100	102
		363
TELECOMMUNICATION SERVICES - 2.2%
AT&T Inc.
3.00%, 02/15/22	145	147
6.55%, 02/15/39	50	64
Deutsche Telekom International Finance BV
2.25%, 03/06/17 (r)	100	99
4.88%, 03/06/42 (r)	15	14
France Telecom SA, 5.38%, 01/13/42	10	11
Qwest Corp., 6.75%, 12/01/21	150	169
Telefonica Emisiones SAU
3.99%, 02/16/16	50	45
5.46%, 02/16/21	125	109
		658
UTILITIES - 1.4%
Exelon Generation Co. LLC, 4.00%, 10/01/20	200	201
Majapahit Holding BV, 7.75%, 01/20/20	110	131
Oncor Electric Delivery Co. LLC, 4.10%, 06/01/22 (r)	90	92
		424
Total Corporate Bonds and Notes (cost $8,290)		8,314

GOVERNMENT AND AGENCY OBLIGATIONS - 42.7%

GOVERNMENT SECURITIES - 15.7%
Federal Home Loan Bank - 1.2% (w)
Federal Home Loan Bank, 5.50%, 07/15/36	260	351
Sovereign - 3.4%
Australia Government Bond, 5.25%, 03/15/19, AUD	100	118

See accompanying Notes to Financial Statements.

	Shares/Par (p)	Value
Brazilian Government International Bond, 7.13%, 01/20/37	53	77
Canadian Government Bond, 1.50%, 03/01/17, CAD	100	99
Colombia Government International Bond, 8.13%, 05/21/24	60	87
New Zealand Government Bond, 6.00%, 12/15/17, NZD	225	208
Panama Government International Bond, 6.70%, 01/26/36	21	28
Poland Government International Bond, 6.38%, 07/15/19	55	65
Republic of Peru, 6.55%, 03/14/37	42	57
Russia Government International Bond, 11.00%, 07/24/18	100	140
Turkey Government International Bond, 7.38%, 02/05/25	75	92
Uruguay Government International Bond, 6.88%, 09/28/25	40	53
		1,024
Treasury Inflation Index Securities - 4.5%
U.S. Treasury Inflation Indexed Note
2.38%, 01/15/17 (n)	736	849
2.00%, 01/15/26 (n)	377	481
		1,330
U.S. Treasury Securities - 6.6%
U.S. Treasury Bond
6.88%, 08/15/25	1,075	1,679
4.50%, 02/15/36	60	81
U.S. Treasury Note, 3.63%, 08/15/19	175	205
		1,965
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 27.0%

Federal Home Loan Mortgage Corp. - 18.8%
Federal Home Loan Mortgage Corp.
5.00%, 05/01/27 - 12/01/38	963	1,035
5.50%, 08/01/40	179	195
4.50%, 04/15/41 - 07/15/42, TBA (g)	325	348
3.50%, 07/15/42, TBA (g)	2,410	2,528
4.00%, 07/15/42, TBA (g)	865	918
5.50%, 07/15/42, TBA (g)	525	571
		5,595
Federal National Mortgage Association - 8.2%
Federal National Mortgage Association
6.00%, 02/01/38	50	55
4.50%, 05/01/39	262	282
4.00%, 07/15/42, TBA (g)	1,095	1,165
5.50%, 07/15/42, TBA (g)	850	927
		2,429
Total Government and Agency Obligations (cost $12,679)		12,694

INVESTMENT COMPANIES - 4.0%
iShares iBoxx High Yield Corporate Bond Fund	13	1,184

Total Investment Companies (cost $1,172)		1,184

VARIABLE RATE SENIOR LOAN INTERESTS - 13.7% (i)

CONSUMER DISCRETIONARY - 3.0%
Acosta Inc. Term Loan, 4.25%, 03/01/18	$30	30
Amscan Holdings Inc. Term Loan, 6.75%, 12/02/17	225	225
Cequel Communications LLC Term Loan, 4.00%, 02/15/19	200	195
EMI Music Publishing Ltd. Term Loan, 4.25%, 03/02/18	200	201
Toys R US Inc. Term Loan, 6.00%, 09/01/16	199	187
Wolverine World Wide Inc. Term Loan, 3.75%, 06/26/19	55	55
		893
CONSUMER STAPLES - 0.6%
Del Monte New Term Loan B, 3.00%, 03/08/18	193	190
		190
ENERGY - 1.4%
Arch Western Finance LLC Term Loan, 5.75%, 05/14/18	200	196
Chesapeake Energy Corp. Term Loan, 8.50%, 12/01/17	21	21
Frac Tech Term Loan, 6.25%, 05/06/16	200	182
		399
FINANCIALS - 2.1%
Citco Group Limited Term Loan, 4.25%, 06/29/18	199	196
Everest Acquisition LLC Term Loan, 6.50%, 05/01/18	200	202
Residential Capital LLC Term Loan
4.00%, 11/14/13	27	27
5.50%, 12/01/13	10	10
Springleaf Finance Corp. Term Loan, 5.50%, 05/10/17	200	188
		623
HEALTH CARE - 1.0%
Bausch & Lomb Inc. Term Loan, 5.25%, 05/09/19	200	199
Royalty Pharma Term Loan, 4.00%, 11/09/18	9	9
Sheridan Healthcare Inc. Term Loan, 6.00%, 06/29/28	45	45
Valeant Pharmaceuticals International Inc. Term Loan
4.75%, 02/13/19	18	17
4.75%, 02/13/19	25	25
		295
INDUSTRIALS - 2.9%
AWAS Aviation Capital Limited Term Loan, 5.75%, 06/26/18	50	50
Brickman Group Holdings Term Loan, 5.50%, 10/14/16	200	200
Ceridian Corp. Term Loan, 3.00%, 11/09/14	199	192
Custom Building Products Inc. Term Loan, 5.75%, 03/19/15	20	20
Delta Air Lines Inc. Term Loan, 4.25%, 04/20/17	200	199
First Data Corp. Term Loan, 5.25%, 03/24/17	200	190
Generac Power Systems Inc. Term Loan, 6.25%, 05/30/18	15	15
		866
INFORMATION TECHNOLOGY - 2.0%
Aspect Software Inc. Term Loan, 4.50%, 05/07/16	200	198
Lender Processing Services Inc. Term Loan, 4.50%, 08/14/18	199	200
NXP Funding LLC Term Loan, 5.50%, 03/04/17	200	200
		598

See accompanying Notes to Financial Statements.

	Shares/Par (p)	Value
MATERIALS - 0.7%
Taminco Global Chemical Corp. Term Loan, 5.25%, 02/15/19	200	199
		199
Total Variable Rate Senior Loan Interests (cost $4,098)		4,063

SHORT TERM INVESTMENTS - 24.5%

Investment Company - 24.5%
JNL Money Market Fund, 0.09% (a)	7,263	7,263

Total Short Term Investments (cost $7,263)		7,263

Total Investments - 129.0% (cost $38,258)		38,296
Other Assets and Liabilities, Net - (29.0%) (o)		(8,602)
Total Net Assets - 100.0%		$29,694

JNL/Oppenheimer Global Growth Fund

Sector Weightings:	Percentage of Total Investments
Information Technology	25.4%
Consumer Discretionary	17.4
Financials	11.8
Industrials	11.6
Health Care	10.0
Consumer Staples	9.3
Energy	3.8
Materials	1.3
Telecommunication Services	1.3
Utilities	0.6
Short Term Investments	7.5
Total Investments	100.0%

COMMON STOCKS - 97.1%

CONSUMER DISCRETIONARY - 17.0%
Abercrombie & Fitch Co. - Class A	90	$3,082
Brunello Cucinelli SpA	35	502
Carnival Corp.	305	10,447
Grupo Televisa SA - GDR	294	6,325
Inditex SA	112	11,525
Kingfisher Plc	520	2,345
Lottomatica SpA	147	2,840
LVMH Moet Hennessy Louis Vuitton SA	73	11,052
McDonald’s Corp.	133	11,771
McGraw-Hill Cos. Inc.	168	7,579
PPR SA	43	6,180
Sony Corp.	73	1,050
Tiffany & Co.	166	8,774
Tod’s SpA (e)	62	6,262
Walt Disney Co.	250	12,105
Wire & Wireless India Ltd. (c)	217	52
Zee Entertainment Enterprises Ltd.	1,079	2,855
Zee Learn Ltd. (c)	68	31
		104,777
CONSUMER STAPLES - 10.0%
Carlsberg A/S	53	4,156
Cia de Bebidas das Americas - ADR	159	6,077
Colgate-Palmolive Co.	123	12,766
E-Mart Co. Ltd.	16	3,579
Fomento Economico Mexicano SAB de CV (e)	1,322	11,805
Grupo Modelo SAB de CV	525	4,640
Nestle SA	119	7,117
Unilever Plc	337	11,307
		61,447
ENERGY - 4.0%
Repsol YPF SA	241	3,874
Technip SA	108	11,280
Total SA (e)	72	3,234
Transocean Ltd.	12	555
Transocean Ltd.	120	5,370
YPF SA - ADR	54	662
		24,975
FINANCIALS - 12.6%
Allianz SE	85	8,548
Banco Bilbao Vizcaya Argentaria SA (e)	956	6,829
BM&F Bovespa SA	1,155	5,826
Credit Suisse Group AG	331	6,065
Dai-Ichi Life Insurance Co. Ltd.	6	6,560
DLF Ltd.	817	2,937
Fidelity National Financial Inc. - Class A	180	3,460
Goldman Sachs Group Inc.	69	6,587
ICICI Bank Ltd. - ADR (e)	249	8,072
Itau Unibanco Holding SA - ADR	428	5,957
Societe Generale - Class A (c)	112	2,624
Sumitomo Mitsui Financial Group Inc.	173	5,725
UBS AG (c)	719	8,413
		77,603
HEALTH CARE - 10.7%
Aetna Inc.	218	8,450
Allergan Inc.	24	2,238
Amgen Inc.	94	6,843
Amylin Pharmaceuticals Inc. (c) (e)	294	8,289
Bayer AG	117	8,458
Gilead Sciences Inc. (c)	79	4,043
Roche Holding AG	19	3,362
Theravance Inc. (c) (e)	158	3,503
ThromboGenics NV (c)	32	876
WellPoint Inc.	171	10,899
Zimmer Holdings Inc.	139	8,967
		65,928
INDUSTRIALS - 12.3%
3M Co.	102	9,182
All America Latina Logistica SA	325	1,372
Assa Abloy AB	390	10,903
Embraer SA - ADR (e)	225	5,971
Emerson Electric Co.	121	5,631
European Aeronautic Defence & Space Co. NV	334	11,846
Fanuc Ltd.	31	5,046
FLSmidth & Co. A/S	73	3,993
Nidec Corp. (e)	56	4,227
Prysmian SPA	183	2,733
Siemens AG	167	14,026
United Parcel Service Inc.	16	1,263
		76,193
INFORMATION TECHNOLOGY - 27.1%
Adobe Systems Inc. (c)	266	8,599
Altera Corp.	358	12,103
eBay Inc. (c)	456	19,165
Facebook Inc. - Class A (c) (e)	152	4,731
Fusion-io Inc. (c) (e)	108	2,263
Google Inc. (c)	19	10,894
Hoya Corp.	181	3,994
Infosys Technologies Ltd.	148	6,701

See accompanying Notes to Financial Statements.

	Shares/Par (p)	Value
Intuit Inc.	197	11,682
Juniper Networks Inc. (c)	368	6,003
Keyence Corp.	28	7,024
Kyocera Corp.	45	3,929
Maxim Integrated Products Inc.	380	9,749
Microsoft Corp.	342	10,469
Murata Manufacturing Co. Ltd.	145	7,622
Nintendo Co. Ltd.	17	1,939
SAP AG	209	12,352
Taiwan Semiconductor Manufacturing Co. Ltd.	2,357	6,451
Telefonaktiebolaget LM Ericsson	2,343	21,436
		167,106
MATERIALS - 1.4%
Iluka Resources Ltd. (e)	304	3,582
Linde AG	33	5,120
		8,702
TELECOMMUNICATION SERVICES - 1.3%
KDDI Corp.	1	8,218

UTILITIES - 0.7%
Fortum Oyj (e)	212	4,029

Total Common Stocks (cost $594,802)		598,978

PREFERRED STOCKS - 1.6%

CONSUMER DISCRETIONARY - 1.6%
Bayerische Motoren Werke AG	201	9,928

Total Preferred Stocks (cost $9,294)		9,928

SHORT TERM INVESTMENTS - 8.0%

Investment Company - 2.2%
JNL Money Market Fund, 0.09% (a) (h)	13,726	13,726

Securities Lending Collateral - 5.8%
Securities Lending Cash Collateral Fund LLC, 0.34% (a) (h)	35,165	35,165
Securities Lending Liquidating Fund LLC, 0.38% (a) (h)	217	212
		35,377
Total Short Term Investments (cost $49,108)		49,103

Total Investments - 106.7% (cost $653,204)		658,009
Other Assets and Liabilities, Net - (6.7%)		(41,150)
Total Net Assets - 100.0%		$616,859

JNL/PPM America Floating Rate Income Fund (t)

Sector Weightings:	Percentage of Total Investments
Consumer Discretionary	24.6%
Health Care	15.0
Industrials	12.0
Materials	10.6
Financials	9.3
Information Technology	9.2
Telecommunication Services	4.5
Energy	3.3
Consumer Staples	3.2
Utilities	2.7
Short Term Investments	5.6
Total Investments	100.0%

CORPORATE BONDS AND NOTES - 7.3%

CONSUMER DISCRETIONARY - 1.9%
Beazer Homes USA Inc., 9.13%, 06/15/18	$1,000	$883
Cablevision Systems Corp., 8.63%, 09/15/17	1,000	1,115
Choice Hotels International Inc., 5.75%, 07/01/22	383	400
Delphi Corp., 6.13%, 05/15/21	1,000	1,093
Ford Motor Co., 7.45%, 07/16/31	1,000	1,252
J.C. Penney Co. Inc., 6.38%, 10/15/36	1,000	755
Levi Strauss & Co., 7.63%, 05/15/20	1,000	1,063
Sally Holdings LLC
6.88%, 11/15/19	137	149
5.75%, 06/01/22	346	362
Univision Communications Inc., 7.88%, 11/01/20 (r)	1,000	1,070
Wynn Las Vegas LLC, 7.75%, 08/15/20	1,000	1,107
		9,249
CONSUMER STAPLES - 0.0%
Post Holdings Inc., 7.38%, 02/15/22 (r)	213	225

ENERGY - 1.5%
Atwood Oceanics Inc., 6.50%, 02/01/20	1,000	1,045
Chesapeake Midstream Partners LP, 6.13%, 07/15/22	946	927
El Paso Corp., 7.80%, 08/01/31	1,000	1,122
Everest Acquisition LLC, 6.88%, 05/01/19 (r)	484	506
Linn Energy LLC, 8.63%, 04/15/20	1,000	1,078
Peabody Energy Corp., 6.00%, 11/15/18 (r)	714	710
Tesoro Corp., 6.50%, 06/01/17	1,000	1,028
WPX Energy Inc., 6.00%, 01/15/22	1,000	995
		7,411
FINANCIALS - 1.0%
Ford Motor Credit Co. LLC, 5.88%, 08/02/21	1,000	1,112
Genworth Financial Inc., 7.63%, 09/24/21	1,000	945
Host Hotels & Resorts LP, 5.25%, 03/15/22 (r)	1,000	1,025
International Lease Finance Corp., 6.25%, 05/15/19	1,000	1,019
UPCB Finance V Ltd., 7.25%, 11/15/21 (r)	1,000	1,045
		5,146
HEALTH CARE - 0.6%
Community Health Systems Inc., 8.00%, 11/15/19	714	760
Endo Pharmaceuticals Holdings Inc., 7.25%, 01/15/22	1,000	1,084
HCA Inc., 8.50%, 04/15/19	1,000	1,120
		2,964
INDUSTRIALS - 0.4%
DynCorp International Inc., 10.38%, 07/01/17	1,000	855
United Rentals North America Inc., 8.38%, 09/15/20	1,000	1,052
		1,907
INFORMATION TECHNOLOGY - 0.3%
First Data Corp., 7.38%, 06/15/19 (r)	483	493
SunGard Data Systems Inc., 10.25%, 08/15/15	1,000	1,027
		1,520
MATERIALS - 0.4%
Ineos Finance Plc, 7.50%, 05/01/20 (r)	221	223
Ineos Group Holdings Plc, 8.50%, 02/15/16 (r)	1,000	917

See accompanying Notes to Financial Statements.

	Shares/Par (p)	Value
Momentive Performance Materials Inc., 9.00%, 01/15/21	1,000	758
		1,898
TELECOMMUNICATION SERVICES - 0.6%
Hughes Satellite Systems Corp., 7.63%, 06/15/21	1,000	1,087
Qwest Communications International Inc., 7.13%, 04/01/18	1,000	1,055
Sprint Capital Corp., 6.88%, 11/15/28	1,000	805
		2,947
UTILITIES - 0.6%
AES Corp., 7.38%, 07/01/21 (r)	1,000	1,113
Calpine Corp., 7.25%, 10/15/17 (r)	1,000	1,075
Puget Energy Inc., 6.00%, 09/01/21	778	828
		3,016
Total Corporate Bonds and Notes (cost $35,911)		36,283

VARIABLE RATE SENIOR LOAN INTERESTS - 88.3% (i)

CONSUMER DISCRETIONARY - 23.0%
Acosta Inc. Term Loan, 4.75%, 02/22/18	2,348	2,340
Advantage Sales & Marketing 1st Lien Term Loan, 5.25%, 12/17/17	1,975	1,958
Affinion Group Replacement Term Loan, 5.00%, 10/10/16	1,975	1,796
Allison Transmission Inc. Term Loan, 3.75%, 08/07/17	1,897	1,866
AMC Entertainment Inc. Term Loan, 3.50%, 12/15/16	968	965
AMC Networks Term Loan B, 4.00%, 12/31/18	1,481	1,469
Ameristar Casinos Term Loan B, 4.00%, 04/14/18	245	245
Amscan Holdings Inc. Term Loan
6.75%, 12/02/17	329	328
6.75%, 12/02/17	332	331
6.75%, 12/02/17	334	333
ARAMARK Corp. Extended Term Loan
3.50%, 01/26/14	196	194
3.49%, 07/26/16	279	277
3.49%, 07/26/16	649	643
3.50%, 07/26/16	1,877	1,860
Atlantic Broadband Finance LLC 1st Lien Term Loan, 5.25%, 04/15/19	1,786	1,786
Atlantic Broadband Finance LLC 2nd Lien Term Loan, 9.75%, 10/15/19	1,515	1,495
Autoparts Holdings Ltd. 1st Lien Term Loan
6.50%, 07/29/17	1,452	1,395
6.50%, 07/29/17	737	709
AutoTrader.com Inc. Term Loan B, 4.00%, 12/15/16	480	478
Bass Pro Group LLC Term Loan B
5.25%, 06/13/17	848	849
5.25%, 06/13/17	1	1
5.25%, 06/13/17	4	4
5.25%, 06/13/17	18	18
5.25%, 06/13/17	1,490	477
5.25%, 06/15/17	1,490	1,491
Boyd Gaming Corp. Incremental Term Loan B, 6.00%, 12/17/15	1,481	1,485
Burger King Corp. Term Loan B, 4.50%, 10/19/16	1,865	1,854
Cedar Fair LP U.S.Term Loan I, 4.00%, 12/15/17	1,932	1,925
Cequel Communications LLC Term Loan, 4.00%, 02/28/19	2,500	2,446
Charter Communications Operating LLC Term Loan, 3.50%, 09/06/16	1,531	1,519
Cinemark USA Inc. Extended Term Loan
3.54%, 04/30/16	83	82
3.54%, 04/30/16	110	110
3.55%, 04/30/16	193	192
3.55%, 04/30/16	193	192
3.70%, 04/30/16	118	117
3.70%, 04/30/16	63	63
3.70%, 04/30/16	82	82
3.83%, 04/30/16	155	154
Clarke American Corp. Term Loan B
2.75%, 06/30/14	294	261
2.75%, 06/30/14	403	359
2.75%, 06/30/14	244	217
2.75%, 06/30/14	606	539
2.75%, 06/30/14	414	368
Cumulus Media Inc. Term Loan
6.75%, 07/31/18	650	647
8.25%, 07/31/18	1,339	1,332
Delphi Automotive LLC Term Loan B, 3.50%, 03/31/17	325	325
DineEquity Inc. Term Loan B-1, 4.25%, 10/19/17	548	545
EMI Music Publishing Ltd. Term Loan, 5.50%, 03/15/18	855	858
Formula One Holdings Term Loan
5.75%, 04/30/17	1,000	999
5.75%, 04/30/17	1,500	1,498
FoxCo Acquisition Sub LLC Term Loan B, 4.75%, 07/14/15	2,124	2,114
Freedom Group Inc. Term Loan
5.50%, 04/19/19	38	38
5.50%, 04/19/19	2,462	2,462
FTD Group Inc. Term Loan, 4.75%, 6/10/18	1,857	1,833
GNC Corp. Term Loan B, 4.25%, 03/04/18	1,170	1,164
Goodyear Engineered Products Delayed Draw Term Loan, 2.50%, 07/31/14	124	120
Goodyear Engineered Products Term Loan, 5.50%, 07/31/14	1,000	987
Goodyear Engineered Products Term Loan B, 2.50%, 07/31/14	1,850	1,790
Gymboree Corp. 1st Lien Term Loan, 5.00%, 02/23/18	1,075	1,015
Hargray 1st Lien Term Loan B
2.72%, 06/29/14	726	711
2.72%, 06/29/14	40	39
2.72%, 06/29/14	234	229
Harrahs Operating Co. Extended Term Loan B
4.50%, 01/28/18	918	785
4.50%, 01/28/18	82	70
Hupah Finance Inc. 1st Lien Term Loan, 6.25%, 12/30/19	2,250	2,250
Isle of Capri Casinos Inc. Term Loan B
4.75%, 03/22/17	1,893	1,892
4.75%, 03/22/17	75	75
J. Crew Group Inc. Term Loan
4.75%, 03/07/17	349	344
4.75%, 03/07/17	1,000	1,023
Kabel Deutschland GmbH Term Loan F, 4.25%, 02/01/19	1,500	1,488
Knology Inc. Term Loan B, 4.00%, 08/28/17	2,351	2,343
Las Vegas Sands LLC Extended Term Loan B, 2.75%, 11/23/16	1,413	1,371

See accompanying Notes to Financial Statements.

	Shares/Par (p)	Value
Las Vegas Sands LLC Delayed Draw Term Loan, 2.75%, 11/23/16	284	276
LIN Television Corp. Term Loan B, 5.00%, 12/31/18	748	747
Live Nation Entertainment Inc. Term Loan B, 4.50%, 11/05/16	1,975	1,958
Michaels Stores Extended Term Loan B-2
4.92%, 07/31/16	—	—
5.00%, 07/31/16	1,035	1,033
5.00%, 07/31/16	784	783
5.00%, 07/31/16	725	724
5.00%, 07/31/16	456	455
NDS Treasury LLC Term Loan B, 3.75%, 03/18/18	830	826
Neiman Marcus Group Senior Term Loan, 4.75%, 05/16/18	3,000	2,961
NPC International Inc. Term Loan B
5.25%, 12/28/18	300	299
5.25%, 12/28/18	200	199
OSI Restaurant Partners LLC Pre-Funded RC Term Loan
2.56%, 06/14/14	19	19
2.56%, 06/14/14	69	68
OSI Restaurant Partners LLC Term Loan B, 2.56%, 06/14/14	891	876
PETCO Animal Supplies Inc. New Term Loan, 4.50%, 11/25/17	2,764	2,739
Pinnacle Entertainment Incremental Term Loan B, 4.00%, 03/08/19	1,000	997
Regal Cinemas Corp. Term Loan, 3.45%, 08/23/17	933	924
Reynolds Group Holdings Term Loan E
6.50%, 02/09/18	1,087	1,092
6.50%, 02/09/18	2	2
6.50%, 02/09/18	1	1
6.50%, 02/09/18	1	1
6.50%, 02/09/18	2	2
6.50%, 02/09/18	6	6
6.50%, 02/09/18	566	568
6.50%, 02/09/18	3	3
6.50%, 02/09/18	3	3
6.50%, 02/09/18	971	975
Roundy’s Supermarkets Inc. 1st Lien Term Loan, 5.75%, 02/24/19	1,000	1,001
Rovi Corporation Term Loan, 3.99%, 03/29/19	2,000	1,972
Sabre Inc. Term Loan
6.22%, 09/30/17	359	345
6.22%, 09/30/17	628	602
Savers Inc. Term Loan, 5.16%, 03/04/17	1,860	1,857
SBA Senior Finance II LLC Term Loan, 3.75%, 06/30/18	997	987
Schaeffler AG Term Loan C-2, 6.00%, 01/27/17	1,000	998
Scientific Games International Inc.
3.30%, 06/30/15	458	452
3.30%, 06/30/15	539	532
ServiceMaster Co. Delayed Draw Term Loan, 2.75%, 07/24/14	178	176
ServiceMaster Co. Term Loan
2.97%, 07/24/14	727	718
2.97%, 07/24/14	670	661
2.97%, 07/24/14	391	386
Sinclair Television Group Inc. Term Loan B-2
4.00%, 10/29/16	399	399
4.00%, 10/29/16	324	324
Sinclair Television Group Inc. Term Loan B-3
3.99%, 10/29/16	235	235
3.99%, 10/29/16	289	289
3.99%, 10/29/16	252	252
Springs Window Fashions LLC Term Loan B, 6.00%, 05/31/17	1,412	1,386
TI Automotive Ltd. Term Loan, 7.75%, 04/01/18	1,500	1,464
Univision Communications First Lien Term Loan, 4.50%, 03/31/17	1,974	1,866
UPC Financing Partnership Term Loan X, 3.74%, 12/31/17	1,897	1,845
Visant Holding Corp. Term Loan B, 5.25%, 12/22/16	3,261	3,155
Warnaco Inc. Term Loan B, 3.81%, 06/17/18	495	494
WaveDivision Holdings LLC Delayed Draw Term Loan B
2.48%, 06/30/14	198	193
2.48%, 06/30/14	789	766
Weather Channel Term Loan, 4.25%, 02/11/17	973	971
Weight Watchers International Inc. Term Loan F, 3.99%, 03/23/19	1,500	1,465
Wendy’s International Inc. Term Loan B, 4.75%, 05/15/19	1,390	1,379
WideOpenWest Finance LLC New Term Loan A, 6.74%, 06/28/14	1,977	1,963
Windsor Quality Food Co. Ltd. Term Loan B, 5.08%, 02/09/17	668	655
Yankee Candle Co. Inc. Term Loan, 5.25%, 03/30/19	1,000	996
		114,941
CONSUMER STAPLES - 3.1%
Del Monte New Term Loan B, 4.50%, 02/16/18	2,983	2,936
Dole Food Co. Inc. Term Loan B-2, 6.00%, 07/08/18	804	803
Dole Food Co. Inc. Term Loan C-2, 6.00%, 07/08/18	1,439	1,437
Dunkin Brands Inc. Term Loan B-2, 4.00%, 11/23/17	1,950	1,922
Michael Foods Group Inc. Term Loan B
4.25%, 02/25/18	638	637
4.25%, 02/25/18	1,000	1,000
NBTY Inc. Term Loan B-1, 4.25%, 10/01/17	1,983	1,979
Pinnacle Foods Finance LLC Term Loan E, 4.75%, 09/01/18	2,500	2,469
Spectrum Brands Inc. Term Loan
6.25%, 06/17/16	418	419
6.25%, 06/17/16	350	351
SUPERVALU Inc. Term Loan B-2, 3.50%, 10/05/15	—	—
Wm. Bolthouse Farms Inc. Term Loan B, 5.50%, 02/11/16	1,780	1,783
		15,736
ENERGY - 1.9%
Chesapeake Energy Corp. Term Loan, 8.50%, 12/02/17	1,400	1,388
Covanta Energy Corp. Term Loan B, 4.00%, 04/04/19	1,500	1,493
Energy Transfer Equity LP Term Loan, 3.75%, 03/21/17	1,500	1,470
EquiPower Resources Holdings LLC Term Loan, 6.50%, 12/20/18	825	824
Gibson Energy Corp. Term Loan B, 4.75%, 06/15/18	1,650	1,646
Helix Energy Solutions Group Extended Term Loan
3.74%, 07/01/16	518	512

See accompanying Notes to Financial Statements.

	Shares/Par (p)	Value
3.74%, 07/01/16	1,094	1,082
3.74%, 07/01/16	217	215
Oxbow Carbon LLC Term Loan B-1, 3.75%, 05/08/16	866	861
		9,491
FINANCIALS - 8.4%
Alixpartners LLP Term Loan B-2, 6.50%, 05/29/19	2,200	2,171
Altegrity Inc. Term Loan, 2.99%, 02/21/15	1,437	1,360
AmWINS Group Inc. Term Loan, 5.75%, 05/29/19	1,100	1,093
Asurion LLC 1st Lien Term Loan
5.50%, 06/01/18	216	215
5.50%, 06/01/18	250	248
Asurion LLC Term Loan
5.50%, 06/01/18	920	914
5.50%, 06/01/18	437	435
5.50%, 06/01/18	1,031	1,025
Capital Automotive LLC Term Loan B-2
5.00%, 03/15/17	2,310	2,283
5.25%, 03/15/17	103	101
5.25%, 03/15/17	873	862
CB Richard Ellis Services Inc. Term Loan C, 3.47%, 03/04/18	1,112	1,099
CB Richard Ellis Services Inc. Term Loan D, 3.74%, 03/04/18	1,112	1,098
CNO Financial Group, Inc. Term Loan, 6.25%, 09/30/16	1,563	1,560
Everest Acquisition LLC Term Loan, 6.50%, 05/01/18	500	504
First American Payment Systems Term Loan
6.75%, 10/28/16	327	326
6.75%, 10/28/16	591	589
6.75%, 10/28/16	270	268
6.75%, 10/28/16	230	229
Goodman Global Inc. Initial Term Loan, 5.75%, 10/28/16	2,799	2,795
HarbourVest Partners, LP 1st Lien Term Loan, 6.25%, 12/25/16	799	795
Hub International Holdings Inc. Term Loan B, 6.50%, 06/30/17	1,974	1,953
International Lease Finance Corp. Term Loan
5.00%, 06/30/17	1,000	1,001
5.00%, 06/30/17	1,000	1,001
iPayment Inc. Term Loan B, 5.75%, 05/08/17	705	706
KIK Custom Products Inc. Canadian Term Loan, 2.50%, 05/31/14	144	131
KIK Custom Products Inc. U.S. Term Loan, 2.50%, 05/31/14	843	764
LPL Holdings Inc. Term Loan B, 4.00%, 03/26/19	2,000	1,979
Mondrian Investment Partners Ltd. Term Loan B, 5.50%, 07/12/18	1,355	1,352
Nielsen Finance LLC Term Loan C, 3.49%, 05/02/16	972	965
Nuveen Investments Inc. Extended Term Loan
5.97%, 05/13/17	368	362
5.97%, 05/13/17	1,632	1,604
5.99%, 05/13/17	54	53
5.99%, 05/13/17	544	535
6.05%, 05/13/17	402	395
Nuveen Investments Inc. Term Loan, 8.25%, 03/01/19	1,000	1,001
Realogy Corp. Extended Term Loan
4.49%, 10/10/16	615	580
4.49%, 10/10/16	87	82
RPI Finance Trust Term Loan 2, 4.00%, 05/09/18	1,231	1,217
Sedgwick CMS Holdings Term Loan B-1, 5.00%, 12/31/16	515	511
Springleaf Finance Corp. Term Loan, 5.50%, 05/06/17	2,000	1,881
TransUnion LLC Term Loan, 5.50%, 02/11/18	1,980	1,978
West Corp. Term Loan B-4
4.50%, 07/15/16	258	257
4.50%, 07/15/16	292	290
4.50%, 07/15/16	439	437
West Corp. Term Loan B-5
4.50%, 07/15/16	360	358
4.50%, 07/15/16	225	224
4.50%, 07/15/16	405	403
		41,990
HEALTH CARE - 14.6%
Alere Inc. Term Loan B, 4.50%, 06/30/17	1,990	1,965
Ardent Medical Services Inc. Term Loan B, 6.50%, 09/15/15	1,968	1,953
Aveta Inc. Term Loan, 6.50%, 04/04/17	875	867
Aveta Inc. Term Loan B, 8.50%, 04/04/17	875	867
Axcan Intermediate Holdings Inc. Term Loan
5.50%, 02/11/17	1,458	1,410
5.50%, 02/11/17	325	314
5.50%, 02/11/17	192	186
5.50%, 02/11/17	250	242
Bausch & Lomb Inc. Term Loan, 5.25%, 05/09/19	1,667	1,656
Carestream Health Inc. Term Loan, 5.00%, 02/23/17	1,935	1,845
Catalent Pharma Solutions Inc. Term Loan, 5.25%, 09/15/17	998	987
Community Health Systems Delayed Draw Term Loan
3.77%, 01/25/17	2,806	2,761
3.97%, 01/25/17	26	26
4.02%, 01/25/17	97	95
Convatec Inc. Dollar Term Loan, 5.75%, 12/22/16	1,936	1,934
Da Vita Inc. Term Loan B, 4.50%, 10/20/16	1,975	1,969
Emdeon Business Services LLC Term Loan
5.00%, 11/17/18	345	345
5.00%, 11/17/18	1,323	1,321
5.00%, 11/17/18	54	54
5.00%, 11/17/18	546	546
5.00%, 11/17/18	79	78
5.00%, 11/17/18	154	153
Emergency Medical Services Corp. Term Loan, 5.25%, 05/05/18	443	437
Endo Pharmaceutical Holdings Inc. Term Loan B, 4.00%, 06/15/18	333	333
Fenwal Inc. 1st Lien Term Loan B, 2.72%, 02/28/14	808	784
Fenwal Inc. Delayed Draw Term Loan, 2.72%, 02/28/14	139	134
Gentiva Health Services Inc. Term Loan B-1, 6.50%, 08/17/16	1,707	1,543
Golden Living Communities Term Loan B, 5.00%, 04/28/18	1,982	1,868
Grifols Inc. Term Loan B, 4.50%, 06/01/17	1,495	1,479
HCA Inc. Term Loan B-3, 3.50%, 05/01/18	3,000	2,909
HCR ManorCare Inc. Term Loan, 5.00%, 03/18/18	1,980	1,921

See accompanying Notes to Financial Statements.

	Shares/Par (p)	Value
Health Management Associates Inc. Term Loan B, 4.50%, 11/18/16	1,995	1,978
Iasis Healthcare Corp. Term Loan B, 5.00%, 05/05/18	1,975	1,934
IMS Health Inc. Dollar Term Loan B
4.50%, 08/26/17	474	470
4.50%, 08/26/17	545	541
4.50%, 08/26/17	142	141
Inventiv Health Inc. Term Loan B, 6.50%, 08/02/16	1,975	1,843
Kindred Healthcare Inc. Term Loan, 5.25%, 03/04/18	1,961	1,858
Kinetic Concepts Inc. Term Loan B, 7.00%, 10/20/18	748	753
Multiplan Inc. Term Loan
4.75%, 08/26/17	1,726	1,701
4.75%, 08/26/17	1,726	985
PTS Acquisition Corp. Dollar Term Loan, 4.24%, 09/06/16	1,974	1,953
Quintiles Transnational Corp. Term Loan B, 5.00%, 06/08/18	2,481	2,450
Radnet Management Inc. Term Loan B, 5.75%, 04/06/16	1,975	1,955
Select Medical Corp. Term Loan B, 5.50%, 06/01/18	2,233	2,187
Sheridan Healthcare Inc. Term Loan, 6.00%, 06/29/18	1,500	1,492
Surgical Care Affiliates LLC Extended Term Loan, 4.25%, 06/30/16	980	953
Surgical Care Affiliates LLC Incremental Term Loan B, 5.50%, 06/30/18	496	485
Team Health Inc. Term Loan B, 5.00%, 06/29/18	1,489	1,446
The TriZetto Group Inc. Term Loan, 4.75%, 05/02/18	2,481	2,420
United Surgical Partners International Inc. 1st Lien Term Loan, 6.00%, 03/30/19	2,500	2,450
Universal Health Services Term Loan B, 3.75%, 11/15/16	1,723	1,695
Valeant Pharmaceuticals International Inc. Term Loan, 4.75%, 02/13/19	500	493
Valeant Pharmaceuticals International Inc. Term Loan B, 3.75%, 02/17/19	1,000	985
Valitas Health Services Inc. Term Loan B, 5.75%, 06/03/17	2,481	2,415
Vanguard Health Systems Term Loan B, 5.00%, 01/29/16	1,975	1,965
Warner Chilcott Co. LLC Term Loan B-1, 4.25%, 03/15/18	1,043	1,037
Warner Chilcott Co. LLC Term Loan B-2, 4.25%, 03/15/18	522	519
Warner Chilcott Co. LLC Term Loan B-3, 4.25%, 03/15/18	717	713
		72,799
INDUSTRIALS - 11.7%
ACCO Brands Corp. Term Loan B, 4.25%, 03/15/19	2,488	2,481
AWAS Aviation Capital Limited Term Loan, 5.75%, 07/01/18	1,000	994
BakerCorp Term Loan, 4.75%, 05/25/18	993	985
Bombardier Recreational Products Term Loan B
4.50%, 06/28/16	1,093	1,082
4.50%, 06/28/16	878	870
Brickman Group Holdings Term Loan, 5.50%, 10/14/16	1,915	1,912
Capsugel Holdings US Inc. Term Loan, 5.25%, 08/01/18	974	978
Colfax Corp. Term Loan B
4.50%, 09/12/18	1,000	998
4.50%, 09/12/18	499	498
DAE Aviation Holdings Inc. Term Loan
5.46%, 07/31/14	291	287
5.46%, 07/31/14	278	273
Ducommun Inc. Term Loan B, 5.50%, 06/24/17	1,489	1,481
Dyncorp International Inc. Term Loan, 6.25%, 07/07/16	1,468	1,463
Earthbound Holdings III LLC Term Loan, 5.85%, 12/21/16	2,086	2,080
Edwards Ltd. Extended Term Loan, 5.50%, 05/31/16	862	856
Edwards Ltd. Incremental Term Loan, 5.50%, 05/31/16	862	856
EnergySolutions LLC Term Loan B, 6.25%, 08/10/16	1,892	1,747
First Data Corp. Term Loan, 5.24%, 03/24/17	129	122
Generac Power Systems Inc. Term Loan, 6.25%, 05/31/18	1,550	1,542
Genesys Term Loan
6.75%, 01/25/19	250	251
6.75%, 01/25/19	750	752
6.75%, 01/25/19	750	752
6.75%, 01/25/19	250	251
Harbor Freight Tools USA Term Loan, 5.50%, 11/14/17	1,000	995
Hertz Corp. Term Loan B, 3.75%, 03/09/18	2,381	2,352
Huntington Ingalls Industries Inc. Term Loan A
2.75%, 03/11/16	334	330
2.75%, 03/11/16	223	220
2.75%, 03/11/16	51	51
3.06%, 03/11/16	—	—
Kar Holdings Inc. Term Loan, 5.00%, 06/15/17	1,983	1,990
Metaldyne LLC Term Loan, 5.25%, 05/18/18	1,980	1,955
Nortek Inc. Incremental Term Loan, 5.25%, 04/26/17	1,485	1,481
Novelis Inc. Term Loan, 4.00%, 03/10/17	1,980	1,939
On Assignment Inc. Term Loan, 5.00%, 05/01/19	1,500	1,485
Protection One Inc. Replacement Term Loan, 5.75%, 03/16/19	2,500	2,486
RBS Global & Rexnord LLC Term Loan B, 5.00%, 04/01/18	2,494	2,505
Sensata Technologies BV Term Loan B, 4.00%, 05/12/18	1,983	1,967
Sensus Metering Systems Inc. 1st Lien Term Loan, 4.75%, 05/09/17	1,238	1,229
Sequa Corp. Incremental Term Loan, 7.00%, 12/03/14	249	249
Swift Transportation Co. Inc. Term Loan B-2
5.00%, 02/15/17	900	902
5.00%, 02/15/17	1,009	1,011
TASC Inc. Term Loan B, 4.50%, 05/04/17	2,144	2,098
TransDigm Inc. Term Loan
5.25%, 02/14/17	539	538
4.07%, 02/14/17	539	1,993
Transtar Industries Inc. 1st Lien Term Loan, 4.50%, 12/17/16	1,921	1,894
TriMas Corp. Term Loan
4.25%, 06/21/17	267	264
4.25%, 06/21/17	217	215
UCI International Inc. Term Loan, 5.50%, 03/23/17	1,970	1,957

See accompanying Notes to Financial Statements.

	Shares/Par (p)	Value
Unifrax I LLC Term Loan Dollar Commitment, 7.00%, 11/23/18	499	502
ValleyCrest Companies LLC Term Loan A
6.50%, 10/04/16	980	931
8.00%, 10/04/16	500	475
WireCo WorldGroup Inc. Term Loan, 6.00%, 02/15/17	1,100	1,097
		58,622
INFORMATION TECHNOLOGY - 9.0%
Aeroflex Inc. Term Loan, 4.25%, 05/06/18	1,767	1,710
Attachmate Corp. 1st Lien Term Loan
7.25%, 11/15/17	500	494
7.25%, 11/15/17	1,100	1,086
AVG Technologies NV Term Loan, 7.50%, 03/15/16	1,530	1,484
Commscope Inc. Term Loan, 4.25%, 01/14/18	2,480	2,462
DG FastChannel Inc. Term Loan B, 5.75%, 07/31/18	3,071	3,025
Epicor Software Corp. Term Loan B, 5.00%, 05/15/18	2,481	2,445
Fidelity National Information Solutions Inc. New Term Loan B, 4.25%, 07/18/16	144	144
First Data Corp. Term Loan, 4.25%, 03/24/18	1,697	1,554
Freescale Semiconductor Inc. Term Loan B, 4.49%, 12/01/16	1,971	1,862
Freescale Semiconductor Inc. Term Loan B-2, 6.00%, 02/27/19	1,000	983
Go Daddy Group Inc. Term Loan, 7.00%, 10/05/18	995	980
Information Resources Inc. Term Loan B, 5.08%, 11/16/17	993	982
Kronos Inc. Incremental Term Loan, 6.25%, 12/27/17	998	996
Kronos Incorporated 1st Lien Term Loan, 5.22%, 06/11/17	989	986
Kronos Worldwide Inc. Term Loan B, 5.75%, 06/11/18	2,150	2,145
Lawson Software, Inc. Term Loan B, 6.25%, 04/02/18	1,000	1,004
Microsemi Corp. New Term Loan
4.00%, 02/17/18	1,000	990
4.00%, 02/17/18	498	493
Misys Plc Term Loan, 7.25%, 12/01/18	1,650	1,613
MoneyGram International Inc. Term Loan, 4.25%, 05/04/17	2,218	2,177
NeuStar Inc. Term Loan B, 5.00%, 11/21/18	1,990	1,989
NXP Funding LLC Term Loan B, 5.25%, 02/16/19	2,000	1,987
Reynolds & Reynolds Term Loan B, 3.75%, 04/11/18	1,150	1,146
Rovi Corp. Term Loan A, 2.75%, 02/07/16	475	467
Skillsoft Plc Term Loan C, 6.50%, 05/19/17	1,244	1,250
SourceHOV Inc. Term Loan B, 6.63%, 04/29/17	1,489	1,394
SS&C Technologies Holdings Inc. Term Loan B-1, 5.00%, 03/14/19	1,495	1,488
SS&C Technologies Holdings Inc. Term Loan B-2, 5.00%, 03/14/19	155	154
SunGard Data Systems Inc. Term Loan, 3.75%, 02/28/17	714	706
SunGard Data Systems Inc. Term Loan B, 3.88%, 02/28/16	1,428	1,409
Verifone Systems Inc. Term Loan B, 4.25%, 12/28/18	746	740
Verint Systems Inc. Term Loan, 4.50%, 04/29/17	2,475	2,450
		44,795
MATERIALS - 10.4%
Ascend Performance Materials LLC Term Loan B, 6.75%, 04/10/18	1,500	1,456
Ashland Inc. Term Loan B, 3.75%, 07/12/18	992	993
AZ Chem U.S. Inc. Term Loan, 7.25%, 12/19/17	918	922
Berry Plastics Corp. Term Loan, 2.25%, 04/03/15	2,303	2,217
BWAY Holding Corp. Replacement Term Loan B
4.50%, 02/23/18	1,460	1,445
4.50%, 02/23/18	88	87
4.50%, 02/23/18	18	18
4.50%, 02/23/18	138	136
Consolidated Container Co. LLC Term Loan, 6.25%, 07/03/19	550	549
Fairmount Minerals Ltd. Term Loan B, 5.25%, 03/15/15	2,302	2,287
General Chemical Holding New Term Loan B
5.66%, 10/06/15	1,802	1,786
5.66%, 10/06/15	4	4
Hexion US Term Loan C-1B, 4.00%, 05/05/15	2,054	1,978
Hexion US Term Loan C-2B, 4.25%, 05/05/15	878	845
Houghton International Inc. Term B-1, 6.86%, 01/31/16	1,971	1,976
Huntsman International LLC Term Loan C
2.60%, 06/30/16	1,947	1,904
2.60%, 06/30/16	33	32
Ineos U.S. Finance LLC Term Loan B, 6.50%, 05/04/18	3,000	2,933
JMC Steel Group Inc. Term Loan, 4.75%, 04/01/17	1,638	1,618
Kranson Industries Inc. Term Loan, 5.50%, 04/30/18	2,000	1,988
Momentive Performance Materials USA Inc. Term Loan, 3.75%, 05/05/15	1,000	945
NewPage Corp. Term Loan, 8.00%, 03/07/13	1,000	1,009
OM Group Inc. Term Loan B, 5.75%, 08/02/17	2,811	2,797
OMNOVA Solutions Inc. Term Loan, 5.50%, 04/25/17	1,970	1,971
Pelican Products Inc. Term Loan, 5.00%, 03/07/17	498	493
PolyOne Corp. Term Loan B
5.00%, 11/15/17	13	13
5.00%, 11/15/17	1,483	1,481
Sealed Air Corp. Term Loan, 4.75%, 10/13/18	491	495
Solutia Inc. Term Loan 1, 3.50%, 08/01/17	2,073	2,066
Styron S.A.R.L. LLC Term Loan B, 6.00%, 08/02/17	2,967	2,776
Taminco Global Chemical Corp. Term Loan
5.25%, 05/31/19	500	498
5.25%, 05/31/19	1,100	1,095
Tank Holdings Corp. Term Loan, 0.28%, 07/06/19	1,650	1,629
Tronox Inc. Delayed Draw Term Loan, 5.50%, 02/13/18	536	525
Tronox Inc. Term Loan, 4.25%, 02/08/18	1,964	1,926
Tube City IMS Corp. Term Loan, 5.75%, 03/20/19	2,000	1,995
Univar Inc. Term Loan B, 5.00%, 06/30/17	2,809	2,754
Walter Energy Inc. Term Loan B
4.00%, 03/04/18	655	641
4.00%, 03/04/18	667	653

See accompanying Notes to Financial Statements.

	Shares/Par (p)	Value
4.00%, 03/04/18	234	229
4.00%, 03/04/18	454	444
4.00%, 04/01/18	213	208
		51,817
TELECOMMUNICATION SERVICES - 4.0%
Alaska Communications Inc. Term Loan, 5.50%, 10/21/16	1,975	1,773
Crown Castle International Co. Term Loan B, 4.00%, 01/31/19	1,995	1,963
Global Tel*Link Corp. Term Loan, 6.00%, 12/18/17	1,953	1,951
Intelsat Jackson Holdings Term Loan B, 5.25%, 04/02/18	1,975	1,970
IPC Information Systems LLC 1st Lien Term Loan
2.49%, 07/31/17	468	455
2.49%, 07/31/17	1,440	1,399
Level 3 Communications Inc. Term Loan B-2, 5.75%, 09/18/18	2,000	1,998
nTelos Inc. Term Loan B, 4.00%, 08/07/15	1,225	1,211
SBA Senior Finance II LLC Term Loan, 3.75%, 06/30/18	993	982
Syniverse Holdings Inc. Term Loan, 5.00%, 04/23/19	2,500	2,480
Telesat Canada US Term Loan B, 4.25%, 03/26/19	2,500	2,470
Time Warner Telecom Inc. Term Loan B-2, 3.50%, 12/30/16	990	986
TowerCo Finance LLC Term Loan, 4.50%, 02/02/17	247	247
		19,885
UTILITIES - 2.2%
Aes Corp. Term Loan B, 4.32%, 06/08/18	1,970	1,968
Calpine Corp. B-2 Term Loan, 4.50%, 04/01/18	1,496	1,484
Calpine Corp. Term Loan, 4.50%, 03/07/18	985	977
GenOn Energy Inc. Term Loan B, 6.00%, 09/20/17	2,982	2,949
NRG Energy Inc. Term Loan B
4.00%, 07/01/18	860	853
4.00%, 07/01/18	1,125	1,116
SunCoke Energy Inc. Incremental Term Loan B
4.00%, 07/26/18	220	219
4.00%, 07/26/18	17	16
5.25%, 07/26/18	1	1
SunCoke Energy Inc. Term Loan B, 4.06%, 07/31/18	1,244	1,238
		10,821
Total Variable Rate Senior Loan Interests (cost $445,367)		440,897

SHORT TERM INVESTMENTS - 5.7%

Investment Company - 5.7%
State Street Institutional Liquid Reserves Fund, 0.10% (h)	28,437	28,437

Total Short Term Investments (cost $28,437)		28,437

Total Investments - 101.3% (cost $509,715)		505,617
Other Assets and Liabilities, Net - (1.3%)		(6,629)
Total Net Assets - 100.0%		$498,988

JNL/PPM America High Yield Bond Fund

Sector Weightings:	Percentage of Total Investments
Consumer Discretionary	17.2%
Energy	12.4
Financials	8.6
Materials	7.3
Industrials	7.1
Telecommunication Services	6.2
Health Care	5.0
Utilities	4.4
Consumer Staples	3.2
Non-U.S. Government Agency ABS	2.3
Information Technology	1.8
Investment Companies	0.4
Short Term Investments	24.1
Total Investments	100.0%

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 2.9%
Ahold Lease USA Inc., 7.82%, 01/02/20 (k)	$1,358	$1,534
American Airlines Pass-Through Trust, 10.38%, 07/02/19	1,248	1,348
Banc of America Commercial Mortgage Inc. REMIC, 5.68%, 07/10/46	1,305	1,387
Bear Stearns CMBS REMIC, 5.92%, 06/11/50 (i)	359	379
Bear Stearns Commercial Mortgage Securities Inc. REMIC
5.94%, 09/11/38 (i)	1,000	860
5.64%, 12/11/40 (i)	5,797	4,811
Citigroup Commercial Mortgage Trust REMIC, 5.89%, 12/10/49 (i)	1,905	2,013
Continental Airlines Inc. Pass-Through Trust, 6.25%, 04/11/20	2,121	2,142
Credit Suisse Mortgage Capital Certificates REMIC
5.59%, 02/15/39 (i)	550	531
5.34%, 12/15/39	112	111
6.30%, 09/15/40 (i)	2,000	964
CW Capital Cobalt Ltd. REMIC, 5.29%, 08/15/48	4,000	2,775
Delta Air Lines Inc. Pass-Through Trust
6.38%, 01/02/16	1,000	1,000
7.75%, 12/17/19	1,359	1,543
GS Mortgage Securities Corp. II REMIC, 5.66%, 11/10/39	5,000	2,868
JPMorgan Chase Commercial Mortgage Securities Corp. REMIC
5.04%, 09/15/15 (i)	2,717	2,309
5.50%, 06/12/47 (i)	2,000	1,460
5.46%, 01/15/49 (e) (i)	3,000	2,923
6.25%, 02/15/51 (i)	1,011	665
Merrill Lynch/Countrywide Commercial Mortgage Trust REMIC, 6.10%, 06/12/46 (i)	515	548
United Air Lines Inc., 10.40%, 11/01/16	2,820	3,218
Wachovia Bank Commercial Mortgage Trust REMIC
6.23%, 06/15/45 (i)	6,331	4,022
6.18%, 05/15/46 (i)	5,000	4,047

Total Non-U.S. Government Agency Asset-Backed Securities (cost $41,302)		43,458

CORPORATE BONDS AND NOTES - 87.3%

CONSUMER DISCRETIONARY - 21.2%
Affinion Group Holdings Inc., 11.63%, 11/15/15	5,229	4,131

See accompanying Notes to Financial Statements.

	Shares/Par (p)	Value
Allbritton Communications Co., 8.00%, 05/15/18	2,929	3,061
Allison Transmission Inc., 7.13%, 05/15/19 (e) (r)	2,419	2,522
AMC Entertainment Inc., 9.75%, 12/01/20	3,076	3,322
American Greetings Corp., 7.38%, 12/01/21 (e)	3,934	4,170
Armored Autogroup Inc., 9.25%, 11/01/18 (r)	2,000	1,725
Atlantic Broadband Finance LLC 2nd Lien Term Loan, 9.75%, 10/15/19 (i)	3,030	2,989
Aviation Capital Group Corp., 6.75%, 04/06/21 (r)	6,462	6,482
Beazer Homes USA Inc.
9.13%, 06/15/18 (e)	1,000	883
9.13%, 05/15/19	6,909	6,028
Belo Corp., 7.25%, 09/15/27 (e)	3,000	2,858
Boyd Gaming Corp.
9.13%, 12/01/18 (e)	3,183	3,278
9.00%, 07/01/20 (r)	7,273	7,291
Bresnan Broadband Holdings LLC, 8.00%, 12/15/18 (e) (r)	495	517
Cablevision Systems Corp.
8.63%, 09/15/17 (e)	1,000	1,115
8.00%, 04/15/20 (e)	2,313	2,498
Carmike Cinemas Inc., 7.38%, 05/15/19 (e)	1,238	1,281
CCO Holdings LLC
7.00%, 01/15/19 (e)	3,143	3,394
6.50%, 04/30/21 (e)	5,000	5,325
Choice Hotels International Inc., 5.75%, 07/01/22	3,290	3,440
Codere Finance Luxembourg SA, 9.25%, 02/15/19 (e) (r)	12,282	8,659
Crown Media Holdings Inc., 10.50%, 07/15/19	1,800	1,944
Delphi Corp., 6.13%, 05/15/21 (e)	9,098	9,940
DISH DBS Corp.
4.63%, 07/15/17 (r)	8,000	8,010
5.88%, 07/15/22 (r)	2,000	2,020
Dollar General Corp., 11.88%, 07/15/17	1,373	1,457
Downstream Development Authority of the Quapaw Tribe of Oklahoma, 10.50%, 07/01/19 (r)	5,000	5,162
Dynacast International LLC, 9.25%, 07/15/19 (r)	4,000	4,150
Easton-Bell Sports Inc., 9.75%, 12/01/16	1,400	1,535
Ford Motor Co., 7.45%, 07/16/31 (e)	14,000	17,535
Gymboree Corp., 9.13%, 12/01/18 (e)	2,000	1,855
Hanesbrands Inc.
8.00%, 12/15/16 (e)	370	407
6.38%, 12/15/20 (e)	1,100	1,158
Harrah’s Operating Co. Inc.
5.38%, 12/15/13	4,500	4,117
10.75%, 02/01/16	1,000	790
11.25%, 06/01/17	1,291	1,409
10.00%, 12/15/18	2,000	1,368
Interpublic Group Cos. Inc., 10.00%, 07/15/17	3,793	4,286
J.C. Penney Co. Inc.
6.88%, 10/15/15	1,000	1,004
5.65%, 06/01/20 (e)	2,488	2,140
6.38%, 10/15/36	511	386
Jarden Corp., 6.13%, 11/15/22	857	904
Lear Corp.
7.88%, 03/15/18	1,591	1,756
8.13%, 03/15/20 (e)	955	1,070
Levi Strauss & Co., 7.63%, 05/15/20 (e)	1,812	1,925
Limited Brands Inc., 5.63%, 02/15/22	3,452	3,556
Ltd Brands Inc., 6.63%, 04/01/21	5,960	6,511
MCE Finance Ltd., 10.25%, 05/15/18 (e)	3,000	3,397
MDC Partners Inc., 11.00%, 11/01/16	2,279	2,427
MGM Resorts International
6.75%, 04/01/13	2,600	2,662
7.63%, 01/15/17	2,925	3,020
11.38%, 03/01/18	2,000	2,355
8.63%, 02/01/19 (e) (r)	5,000	5,350
9.00%, 03/15/20	329	365
MTR Gaming Group Inc., 11.50%, 08/01/19 (e)	6,030	6,181
Nara Cable Funding Ltd., 8.88%, 12/01/18 (e) (r)	7,951	6,838
Neiman-Marcus Group Inc., 10.38%, 10/15/15 (e)	4,205	4,363
Newsday Secured Term Loan
10.50%, 08/01/13 (i)	2,000	2,033
10.50%, 12/31/49 (i)	808	821
Nielsen Finance LLC
11.50%, 05/01/16	288	328
7.75%, 10/15/18	3,019	3,344
Ono Finance II Plc, 10.88%, 07/15/19 (e) (r)	5,172	4,008
Palace Entertainment Holdings LLC, 8.88%, 04/15/17 (r)	4,667	4,877
Phillips-Van Heusen Corp., 7.38%, 05/15/20 (e)	320	354
Pittsburgh Glass Works LLC, 8.50%, 04/15/16 (r)	4,616	4,247
QVC Inc., 7.50%, 10/01/19 (e) (r)	2,649	2,940
Regal Entertainment Group, 9.13%, 08/15/18 (e)	3,215	3,536
Royal Caribbean Cruises Ltd., 7.25%, 06/15/16 (e)	3,500	3,780
Sally Holdings LLC
6.88%, 11/15/19	1,380	1,501
5.75%, 06/01/22 (e)	4,330	4,530
Scientific Games International Inc., 9.25%, 06/15/19 (e)	2,167	2,373
Seminole Indian Tribe of Florida
7.75%, 10/01/17 (r)	2,583	2,815
6.54%, 10/01/20 (r)	2,000	2,054
ServiceMaster Co.
10.75%, 07/15/15 (r)	1,899	1,958
8.00%, 02/15/20 (e)	4,125	4,491
Seven Seas Cruises S. de R.L. LLC, 9.13%, 05/15/19	3,500	3,614
Shea Homes LP, 8.63%, 05/15/19	6,338	6,813
Sheraton Holding Corp., 7.38%, 11/15/15 (e)	1,000	1,148
Shingle Springs Tribal Gaming Authority, 9.38%, 06/15/15 (r)	6,500	4,972
Station Casinos Inc.
6.50%, 02/01/14 (c) (d) (f)	1,000	—
6.88%, 03/01/16 (c) (d) (f)	2,175	—
6.63%, 03/15/18 (c) (d) (f)	50	—
Tenneco Inc.
7.75%, 08/15/18	508	551
6.88%, 12/15/20 (e)	2,211	2,388
Tower Automotive Holdings USA LLC, 10.63%, 09/01/17 (e) (r)	3,000	3,180
TRW Automotive Inc.
7.00%, 03/15/14 (r)	1,500	1,605
8.88%, 12/01/17 (r)	2,000	2,205
Unitymedia GmbH, 7.50%, 03/15/19 (e) (q)	8,159	8,649
Universal City Development Partners Ltd.
8.88%, 11/15/15	546	585
10.88%, 11/15/16 (e)	271	319
Univision Communications Inc., 8.50%, 05/15/21 (e) (r)	5,355	5,395
UPC Holding BV, 9.88%, 04/15/18 (r)	1,573	1,722

See accompanying Notes to Financial Statements.

	Shares/Par (p)	Value
Virgin Media Finance Plc
9.50%, 08/15/16 (e)	2,000	2,230
8.38%, 10/15/19	2,319	2,606
5.25%, 02/15/22 (e)	1,718	1,757
Virgin Media Inc., 6.50%, 11/15/16	1,000	1,495
Visant Corp., 10.00%, 10/01/17 (e)	4,000	3,970
WMG Holdings Corp., 13.75%, 10/01/19	3,000	3,158
Wynn Las Vegas LLC
7.75%, 08/15/20 (e)	1,680	1,861
5.38%, 03/15/22 (e) (r)	5,000	5,025
Yonkers Racing Corp, 11.38%, 07/15/16 (e) (r)	3,635	3,862
		317,422
CONSUMER STAPLES - 3.6%
Altria Group Inc., 10.20%, 02/06/39 (l)	1,000	1,627
Del Monte Corp., 7.63%, 02/15/19 (e)	2,950	2,976
Dole Food Co. Inc., 8.00%, 10/01/16 (r)	345	360
New Albertson’s Inc.
7.75%, 06/15/26 (e)	1,000	790
8.00%, 05/01/31 (e)	1,000	775
Pernod-Ricard SA, 5.75%, 04/07/21 (e) (r)	5,368	6,060
Reynolds Group Issuer Inc.
9.00%, 04/15/19 (e) (r)	1,538	1,534
9.88%, 08/15/19 (e) (r)	6,000	6,225
9.88%, 08/15/19 (e) (r)	5,130	5,322
6.88%, 02/15/21 (e) (r)	1,435	1,492
8.25%, 02/15/21 (r)	4,000	3,800
Rite Aid Corp.
9.50%, 06/15/17 (e)	3,000	3,068
10.25%, 10/15/19	1,000	1,125
9.25%, 03/15/20 (e) (r)	6,154	6,169
8.00%, 08/15/20	2,000	2,265
Smithfield Foods Inc., 10.00%, 07/15/14	857	978
Spectrum Brands Holdings Inc.
9.50%, 06/15/18	2,070	2,339
9.50%, 06/15/18 (r)	1,582	1,788
Spectrum Brands Inc., 6.75%, 03/15/20 (e) (r)	2,239	2,312
Toys R Us Property Co. I LLC, 10.75%, 07/15/17	3,000	3,277
Yankee Acquisition Corp.
8.50%, 02/15/15	77	79
9.75%, 02/15/17 (e)	250	259
		54,620
ENERGY - 14.7%
Alpha Natural Resources Inc., 6.25%, 06/01/21 (e)	11,922	10,074
Arch Coal Inc.
7.25%, 10/01/20 (e)	2,500	2,113
7.25%, 06/15/21 (e)	9,090	7,613
Atwood Oceanics Inc., 6.50%, 02/01/20	2,114	2,209
Bill Barrett Corp.
7.63%, 10/01/19 (e)	1,650	1,650
7.00%, 10/15/22 (e)	3,475	3,319
Boart Longyear Management Pty Ltd., 7.00%, 04/01/21 (r)	2,695	2,756
BreitBurn Energy Partners LP, 7.88%, 04/15/22 (r)	1,982	1,982
Calumet Specialty Products Partners LP
9.38%, 05/01/19 (e)	4,766	4,778
9.38%, 05/01/19	3,125	3,133
9.63%, 08/01/20 (e) (r)	1,538	1,561
Chaparral Energy Inc., 9.88%, 10/01/20	3,636	4,041
Chesapeake Energy Corp., 6.88%, 08/15/18 (e)	1,824	1,815
Chesapeake Energy Corp. Term Loan, 8.50%, 12/02/17 (i)	4,103	4,067
Chesapeake Midstream Partners LP
5.88%, 04/15/21 (e)	1,320	1,280
6.13%, 07/15/22	2,780	2,724
Chesapeake Oilfield Operating LLC, 6.63%, 11/15/19 (r)	2,398	2,158
Cimarex Energy Co., 5.88%, 05/01/22	8,377	8,691
Cloud Peak Energy Resources LLC, 8.50%, 12/15/19 (e)	4,990	5,177
Consol Energy Inc.
8.00%, 04/01/17 (e)	718	745
8.25%, 04/01/20	1,191	1,251
6.38%, 03/01/21 (e)	667	627
Denbury Resources Inc., 9.75%, 03/01/16	1,251	1,375
El Paso Corp.
7.80%, 08/01/31	2,460	2,761
7.75%, 01/15/32	3,430	3,857
El Paso Pipeline Partners Operating Co. LLC, 6.50%, 04/01/20 (e)	7,000	8,124
Enterprise Products Operating LLC
8.38%, 08/01/66 (e) (i)	860	932
7.03%, 01/15/68 (i)	3,700	3,959
Everest Acquisition LLC, 9.38%, 05/01/20 (r)	12,067	12,504
Gulfmark Offshore Inc., 6.38%, 03/15/22 (e) (r)	1,652	1,669
Hilcorp Energy Co., 8.00%, 02/15/20 (r)	2,000	2,155
Holly Corp., 9.88%, 06/15/17	1,000	1,100
Hornbeck Offshore Services Inc.
8.00%, 09/01/17 (e)	3,000	3,221
5.88%, 04/01/20 (r)	3,871	3,842
Linn Energy LLC, 6.50%, 05/15/19 (r)	3,572	3,536
Lone Pine Resources Canada Ltd., 10.38%, 02/15/17 (e) (r)	4,444	4,188
Magnum Hunter Resources Corp., 9.75%, 05/15/20 (r)	7,760	7,527
MarkWest Energy Partners LP
8.75%, 04/15/18	1,517	1,619
6.25%, 06/15/22	3,913	4,030
Newfield Exploration Co., 5.63%, 07/01/24	4,051	4,142
Oasis Petroleum Inc., 6.88%, 01/15/23	9,107	9,141
Peabody Energy Corp.
6.00%, 11/15/18 (e) (r)	2,143	2,132
6.25%, 11/15/21 (e) (r)	3,000	2,970
Penn Virginia Corp., 7.25%, 04/15/19	2,306	1,902
Penn Virginia Resource Partners LP, 8.38%, 06/01/20 (e) (r)	3,721	3,777
Petroleum Geo-Services ASA, 7.38%, 12/15/18 (r)	4,235	4,351
Plains Exploration & Production Co., 6.75%, 02/01/22 (e)	3,792	3,868
Precision Drilling Corp., 6.63%, 11/15/20	4,650	4,790
QEP Resources Inc., 6.88%, 03/01/21	1,160	1,288
Quicksilver Resources Inc., 11.75%, 01/01/16 (e)	1,944	1,893
Range Resources Corp., 5.75%, 06/01/21	5,144	5,376
Samson Investment Co., 9.75%, 02/15/20 (e) (r)	3,556	3,538
SandRidge Energy Inc.
8.00%, 06/01/18 (e) (r)	1,160	1,175
8.75%, 01/15/20	1,275	1,329
7.50%, 03/15/21 (e)	2,049	2,023
8.13%, 10/15/22 (r)	2,000	2,020
Swift Energy Co., 7.88%, 03/01/22 (e)	3,842	3,861
Targa Resources Partners LP
8.25%, 07/01/16 (e)	1,000	1,040
6.88%, 02/01/21 (e)	1,342	1,396

See accompanying Notes to Financial Statements.

	Shares/Par (p)	Value
6.38%, 08/01/22 (r)	2,637	2,630
Teekay Corp., 8.50%, 01/15/20	459	466
Tesoro Corp.
6.50%, 06/01/17	2,000	2,055
9.75%, 06/01/19 (e)	378	427
Texas Competitive Electric Holdings Co. LLC, 10.25%, 11/01/15	2,000	480
Valero Energy Corp., 9.38%, 03/15/19	1,767	2,322
Vanguard Natural Resources LLC, 7.88%, 04/01/20	3,667	3,667
WPX Energy Inc., 6.00%, 01/15/22	6,647	6,614
		220,836
FINANCIALS - 8.5%
Abengoa Finance SAU, 8.88%, 11/01/17 (e) (r)	6,483	5,737
Ally Financial Inc., 4.63%, 06/26/15 (e)	10,000	10,062
Bank of America Corp., 8.00%, (callable at 100 beginning 01/30/18) (m)	1,500	1,562
Capital One Capital VI, 8.88%, 05/15/40	3,852	3,915
CIT Group Inc.
7.00%, 05/02/16 (e) (r)	10,000	10,025
7.00%, 05/02/17 (e) (r)	3,455	3,462
Citigroup Capital XXI, 8.30%, 12/21/57 (i)	2,050	2,055
CKE Holdings Inc., 10.50%, 03/14/16 (r)	3,348	3,666
CNH Capital LLC, 6.25%, 11/01/16 (r)	2,778	2,972
CNO Financial Group Inc., 9.00%, 01/15/18 (e) (r)	1,242	1,338
Ford Motor Credit Co. LLC, 5.00%, 05/15/18	6,098	6,475
Genworth Financial Inc.
8.63%, 12/15/16 (e)	1,416	1,531
7.63%, 09/24/21 (e)	5,075	4,795
Host Hotels & Resorts LP
5.88%, 06/15/19 (e)	5,000	5,400
6.00%, 10/01/21 (e)	1,316	1,444
International Lease Finance Corp.
8.63%, 09/15/15 (e)	2,988	3,302
5.88%, 04/01/19	6,000	6,006
6.25%, 05/15/19	2,490	2,537
8.25%, 12/15/20 (e)	3,003	3,439
8.63%, 01/15/22 (e)	3,000	3,474
Liberty Mutual Group Inc.
4.95%, 05/01/22 (e) (r)	4,000	3,975
7.80%, 03/15/37 (i) (r)	2,300	2,323
Marina District Finance Co. Inc., 9.88%, 08/15/18 (e)	6,000	5,655
Petroplus Finance Ltd., 9.38%, 09/15/19 (c) (d) (r)	2,179	251
PNC Preferred Funding Trust III, 8.70%, (callable at 100 beginning 03/15/13) (m) (r)	3,000	3,067
SLM Corp.
6.25%, 01/25/16	3,715	3,901
6.00%, 01/25/17	3,000	3,099
7.25%, 01/25/22 (e)	3,324	3,515
Springleaf Finance Corp., 6.90%, 12/15/17	5,000	3,991
Springleaf Finance Corp. Term Loan, 5.50%, 05/06/17 (i)	5,969	5,614
UnumProvident Finance Co. Plc, 6.85%, 11/15/15 (r)	1,000	1,117
UPCB Finance V Ltd., 7.25%, 11/15/21 (e) (r)	1,905	1,991
UPCB Finance VI Ltd., 6.88%, 01/15/22 (e) (r)	2,424	2,472
Washington Mutual Bank, 6.88%, 06/15/13 (c) (d) (f)	1,500	3
WEA Finance LLC, 6.75%, 09/02/19 (r)	2,694	3,179
		127,350
HEALTH CARE - 6.0%
American Renal Holdings, 8.38%, 05/15/18 (e)	427	452
Biomet Inc., 10.38%, 10/15/17	2,000	2,138
Community Health Systems Inc.
8.88%, 07/15/15	809	830
8.00%, 11/15/19 (e)	7,294	7,768
DJO Finance LLC, 7.75%, 04/15/18 (e)	5,921	4,885
Endo Pharmaceuticals Holdings Inc.
7.00%, 12/15/20 (e)	2,260	2,449
7.25%, 01/15/22	2,124	2,302
Fresenius Medical Care US Finance Inc.
6.50%, 09/15/18 (r)	2,300	2,501
5.75%, 02/15/21 (r)	3,667	3,818
HCA Inc.
6.25%, 02/15/13	2,234	2,284
5.75%, 03/15/14	3,561	3,726
6.50%, 02/15/16 (e)	4,000	4,310
6.50%, 02/15/20	6,571	7,121
7.50%, 02/15/22 (e)	3,000	3,270
Health Management Associates Inc., 7.38%, 01/15/20 (e) (r)	2,182	2,321
IASIS Healthcare LLC, 8.38%, 05/15/19	2,800	2,772
Immucor Inc., 11.13%, 08/15/19	2,400	2,628
Mylan Inc., 7.88%, 07/15/20 (e) (r)	2,216	2,485
Omnicare Inc., 7.75%, 06/01/20	2,032	2,215
Phibro Animal Health Corp., 9.25%, 07/01/18 (r)	1,400	1,372
Physio-Control International Inc., 9.88%, 01/15/19 (r)	3,600	3,834
Radnet Management Inc., 10.38%, 04/01/18 (e)	5,000	5,000
Res-Care Inc., 10.75%, 01/15/19	3,555	3,937
Valeant Pharmaceuticals International, 6.88%, 12/01/18 (e) (r)	5,442	5,626
Vanguard Health Holding Co. II LLC
8.00%, 02/01/18 (e)	4,679	4,784
7.75%, 02/01/19 (e) (r)	5,000	5,050
Vanguard Health Systems Inc., 0.00%, 02/01/16 (j)	824	548
		90,426
INDUSTRIALS - 8.8%
ACL I Corp., 10.63%, 02/15/16 (e)	4,691	4,691
Air Canada, 9.25%, 08/01/15 (e) (r)	3,000	2,933
Aircastle Ltd.
9.75%, 08/01/18 (e)	6,000	6,645
7.63%, 04/15/20 (e)	4,082	4,143
ARAMARK Corp.
3.97%, 02/01/15 (i)	220	218
8.63%, 05/01/16 (e) (r)	4,967	5,085
ArvinMeritor Inc., 10.63%, 03/15/18 (e)	2,500	2,656
Ashtead Capital Inc., 6.50%, 07/15/22 (r)	1,076	1,076
Blue Merger Sub Inc., 8.25%, 06/01/19 (r)	3,333	3,308
Bombardier Inc.
7.50%, 03/15/18 (r)	2,730	2,993
7.75%, 03/15/20 (e) (r)	3,000	3,337
5.75%, 03/15/22 (e) (r)	4,000	3,985
Brickman Group Holdings Inc., 9.13%, 11/01/18 (r)	3,600	3,510
Building Materials Corp. of America, 6.75%, 05/01/21 (r)	2,308	2,470
Case New Holland Inc., 7.88%, 12/01/17	3,925	4,533
Columbus McKinnon Corp., 7.88%, 02/01/19	2,000	2,120
Ducommun Inc., 9.75%, 07/15/18	5,081	5,348

See accompanying Notes to Financial Statements.

	Shares/Par (p)	Value
DynCorp International Inc., 10.38%, 07/01/17 (e)	6,619	5,659
EnergySolutions Inc., 10.75%, 08/15/18	6,150	5,135
Florida East Coast Railway Corp.
8.13%, 02/01/17 (e)	2,296	2,399
10.50%, 08/01/17	2,961	2,517
Hertz Corp., 6.75%, 04/15/19 (e)	3,188	3,316
Interactive Data Corp., 10.25%, 08/01/18	730	812
International Wire Group Inc., 9.75%, 04/15/15 (r)	3,000	3,150
Iron Mountain Inc., 7.75%, 10/01/19 (e)	5,000	5,400
Jaguar Holding Co. II, 9.50%, 12/01/19 (r)	2,800	3,063
L-3 Communications Corp., 6.38%, 10/15/15	500	511
Liberty Tire Recycling, 11.00%, 10/01/16 (r)	2,000	1,840
Masco Corp., 5.95%, 03/15/22 (e)	4,706	4,844
Monitronics International Inc., 9.13%, 04/01/20 (e) (r)	4,338	4,164
Nesco LLC, 11.75%, 04/15/17 (r)	5,385	5,520
Owens Corning, 9.00%, 06/15/19	1,383	1,724
Polymer Group Inc., 7.75%, 02/01/19 (e)	530	560
Spirit Aerosystems Inc., 7.50%, 10/01/17 (e)	485	527
TransUnion Holding Co. Inc., 9.63%, 06/15/18 (e) (r)	2,838	3,065
TransUnion LLC, 11.38%, 06/15/18 (e)	2,006	2,360
UR Financing Escrow Corp., 7.63%, 04/15/22 (r)	6,372	6,675
Welltec A/S, 8.00%, 02/01/19 (r)	7,429	7,132
Western Express Inc., 12.50%, 04/15/15 (r)	5,000	3,025
		132,449
INFORMATION TECHNOLOGY - 2.2%
Equinix Inc., 7.00%, 07/15/21 (e)	5,250	5,775
First Data Corp.
7.38%, 06/15/19 (r)	7,004	7,144
12.63%, 01/15/21 (e)	1,813	1,815
Jabil Circuit Inc., 5.63%, 12/15/20	2,430	2,570
Sanmina-SCI Corp., 8.13%, 03/01/16 (e)	683	704
Seagate HDD Cayman
7.75%, 12/15/18	4,734	5,237
7.00%, 11/01/21	1,388	1,496
Sensata Technologies BV, 6.50%, 05/15/19 (e) (r)	1,879	1,940
Unisys Corp., 12.75%, 10/15/14 (e) (r)	257	280
Viasat Inc.
8.88%, 09/15/16	628	672
6.88%, 06/15/20 (r)	5,243	5,295
		32,928
MATERIALS - 9.2%
AEP Industries Inc., 8.25%, 04/15/19	1,200	1,248
American Rock Salt Co. LLC, 8.25%, 05/01/18 (e) (r)	2,000	1,730
Aperam, 7.38%, 04/01/16 (r)	3,000	2,580
Ardagh Packaging Finance Plc
7.38%, 10/15/17 (e) (r)	758	805
9.13%, 10/15/20 (e) (r)	4,176	4,385
Atkore International Inc., 9.88%, 01/01/18	4,000	3,880
Ball Corp.
6.75%, 09/15/20	5,000	5,500
5.75%, 05/15/21	410	441
Building Materials Corp. of America, 7.50%, 03/15/20 (e) (r)	1,172	1,272
BWAY Parent Co. Inc., 10.13%, 11/01/15 (e)	3,522	3,574
Celanese US Holdings LLC, 5.88%, 06/15/21 (e)	1,778	1,907
Cemex Finance LLC, 9.50%, 12/14/16 (e) (r)	6,417	6,257
Cemex SAB de CV, 9.00%, 01/11/18 (r)	1,552	1,385
Consolidated Container Co. LLC, 10.13%, 07/15/20 (r)	4,000	4,120
Crown Americas LLC, 6.25%, 02/01/21 (e)	6,176	6,747
Exopack Holding Corp., 10.00%, 06/01/18	6,000	6,015
Ferrexpo Finance Plc, 7.88%, 04/07/16 (e) (r)	3,000	2,707
FMG Resources August 2006 Pty Ltd.
6.88%, 02/01/18 (e) (r)	5,497	5,552
8.25%, 11/01/19 (e) (r)	9,859	10,451
Graphic Packaging International Corp., 7.88%, 10/01/18	475	523
Hanson Ltd., 6.13%, 08/15/16 (e)	1,231	1,311
Hexion Specialty Chemicals Inc., 9.20%, 03/15/21	2,165	1,840
Hexion US Finance Corp., 9.00%, 11/15/20 (e)	1,143	986
Huntsman International LLC, 8.63%, 03/15/20 (e)	769	863
Ineos Finance Plc, 8.38%, 02/15/19 (e) (r)	1,644	1,702
Ineos Group Holdings Plc, 8.50%, 02/15/16 (e) (r)	8,000	7,340
LyondellBasell Industries NV, 6.00%, 11/15/21 (e) (r)	2,364	2,594
Mercer International Inc., 9.50%, 12/01/17	2,000	2,075
Methanex Corp., 5.25%, 03/01/22	4,882	5,065
Mirabela Nickel Ltd., 8.75%, 04/15/18 (r)	2,847	1,950
Momentive Performance Materials Inc., 9.00%, 01/15/21 (e)	8,857	6,709
Novelis Inc., 8.75%, 12/15/20 (e)	1,728	1,862
Omnova Solutions Inc., 7.88%, 11/01/18 (e)	3,066	3,074
Owens-Illinois Inc., 7.80%, 05/15/18 (e)	2,000	2,277
Plastipak Holdings Inc., 10.63%, 08/15/19 (r)	2,400	2,721
Radnor Holdings Corp., 0.00%, 03/15/10 (c) (d) (f)	100	—
Sappi Papier Holding GmbH
7.75%, 07/15/17 (r)	3,687	3,733
8.38%, 06/15/19 (r)	3,529	3,533
Sealed Air Corp.
8.13%, 09/15/19 (e) (r)	1,190	1,327
8.38%, 09/15/21 (e) (r)	1,017	1,149
Smurfit Kappa Funding Plc, 7.75%, 04/01/15	575	581
Tekni-Plex Inc., 9.75%, 06/01/19 (r)	7,957	8,037
Verso Paper Holdings LLC
11.38%, 08/01/16 (e)	450	212
11.75%, 01/15/19 (e) (r)	2,821	2,849
11.75%, 01/15/19 (q)	364	277
8.75%, 02/01/19	5,583	2,205
		137,351
TELECOMMUNICATION SERVICES - 7.6%
Avaya Inc., 7.00%, 04/01/19 (e) (r)	3,945	3,659
Cincinnati Bell Inc., 8.75%, 03/15/18 (e)	4,403	4,238
Clearwire Communications LLC
14.75%, 12/01/16 (e) (r)	1,000	980
12.00%, 12/01/17 (e) (r)	6,167	5,026
Consolidated Communications Finance Co., 10.88%, 06/01/20 (r)	5,538	5,760
Frontier Communications Corp.
8.50%, 04/15/20 (e)	3,244	3,439
9.25%, 07/01/21 (e)	5,000	5,375
8.75%, 04/15/22	1,295	1,360
9.00%, 08/15/31	7,429	7,095
Hughes Satellite Systems Corp., 7.63%, 06/15/21 (e)	4,923	5,354
Inmarsat Finance Plc, 7.38%, 12/01/17 (r)	2,539	2,710
Intelsat Luxembourg SA, 11.25%, 02/04/17	9,500	9,785
ITC Deltacom Inc., 10.50%, 04/01/16 (e)	3,000	3,195

See accompanying Notes to Financial Statements.

	Shares/Par (p)	Value
Level 3 Communications Inc., 11.88%, 02/01/19	2,000	2,215
Qwest Communications International Inc.
8.00%, 10/01/15 (e)	1,188	1,252
7.13%, 04/01/18	1,844	1,945
Santander Holdings USA Inc., 4.63%, 04/19/16	1,100	1,063
Sprint Capital Corp., 6.88%, 11/15/28	5,141	4,139
Sprint Nextel Corp.
6.00%, 12/01/16	4,000	3,830
8.38%, 08/15/17 (e)	4,500	4,612
7.00%, 03/01/20 (e) (r)	2,553	2,655
11.50%, 11/15/21 (e) (r)	4,000	4,460
Syniverse Holdings Inc., 9.13%, 01/15/19 (e)	958	1,039
Telesat Canada
6.00%, 05/15/17 (e) (r)	11,250	11,447
12.50%, 11/01/17	500	557
West Corp., 7.88%, 01/15/19 (e)	5,488	5,735
Wind Acquisition Finance SA
7.25%, 02/15/18 (r)	5,854	5,122
7.25%, 02/15/18 (e) (r)	3,146	2,737
Windstream Corp., 7.75%, 10/15/20 (e)	2,333	2,473
		113,257
UTILITIES - 5.5%
AES Corp.
9.75%, 04/15/16 (e)	1,355	1,606
8.00%, 10/15/17 (e)	2,000	2,275
8.00%, 06/01/20	2,000	2,295
7.38%, 07/01/21 (e) (r)	3,367	3,746
Calpine Corp.
7.88%, 07/31/20 (e) (r)	3,000	3,307
7.88%, 01/15/23 (e) (r)	4,149	4,522
CMS Energy Corp., 6.55%, 07/17/17	1,500	1,700
Dolphin Subsidiary II Inc., 7.25%, 10/15/21 (r)	3,214	3,567
Duquesne Light Holdings Inc., 5.90%, 12/01/21 (r)	5,555	6,186
Dynegy Holdings Inc., 7.75%, 06/01/19 (c) (d)	3,500	2,345
Dynegy Inc. 1st Lien Term Loan
9.86%, 08/04/16 (i)	2,481	2,572
9.86%, 08/04/16 (i)	1,489	1,522
Edison Mission Energy, 7.00%, 05/15/17 (e)	2,900	1,624
Energy Future Holdings Corp.
10.88%, 11/01/17 (e)	688	583
11.25%, 11/01/17 (e)	837	726
10.00%, 12/01/20	1,380	1,501
Energy Future Intermediate Holding Co. LLC, 11.75%, 03/01/22 (e) (r)	10,333	10,565
GenOn Energy Inc.
7.88%, 06/15/17 (e)	1,500	1,395
9.88%, 10/15/20 (e)	3,956	3,857
GenOn Energy Term Loan B, 6.00%, 09/20/17 (i)	3,142	3,107
Ipalco Enterprises Inc.
7.25%, 04/01/16 (r)	800	869
5.00%, 05/01/18	1,898	1,922
NRG Energy Inc.
7.63%, 01/15/18 (e)	7,825	8,099
7.88%, 05/15/21 (e)	835	843
Puget Energy Inc.
6.00%, 09/01/21	4,669	4,970
5.63%, 07/15/22 (r)	5,818	5,978
		81,682
Total Corporate Bonds and Notes (cost $1,282,153)		1,308,321

COMMON STOCKS - 2.4%

CONSUMER DISCRETIONARY - 0.3%
DISH Network Corp. - Class A	150	4,283

CONSUMER STAPLES - 0.4%
B&G Foods Inc.	200	5,320

ENERGY - 0.7%
BreitBurn Energy Partners LP	160	2,653
Copano Energy LLC	100	2,780
Inergy LP	95	1,769
Linn Energy LLC (e)	80	3,048
		10,250
FINANCIALS - 0.7%
JPMorgan Chase & Co.	135	4,824
Wells Fargo & Co.	175	5,852
		10,676
HEALTH CARE - 0.2%
DaVita Inc. (c)	35	3,437

TELECOMMUNICATION SERVICES - 0.1%
Windstream Corp. (e)	240	2,318

Total Common Stocks (cost $32,222)		36,284

PREFERRED STOCKS - 1.3%

FINANCIALS - 1.3%
Ally Financial Inc., 7.00% (m) (r)	1	903
Federal Home Loan Mortgage Corp., 8.38%, (callable at 25 beginning 12/31/12), Series Z (c) (d) (m)	50	109
Federal National Mortgage Association, 8.25%, (callable at 25 beginning 05/20/13), Series T (c) (d) (m)	40	62
Federal National Mortgage Association, 8.25%, (callable at 25 beginning 12/31/15), Series S (c) (d) (m)	19	31
PNC Financial Services Group Inc., 6.13%, (callable at 25 beginning 5/1/22), Series P (m)	310	8,169
US BanCorp., 6.00%, (callable at 25 beginning 4/15/17), Series G (m)	369	10,103

Total Preferred Stocks (cost $20,087)		19,377

TRUST PREFERREDS - 0.2%

FINANCIALS - 0.2%
Citigroup Capital XIII, 7.88%, (callable at 25 beginning 10/30/15)	95	2,593
Wells Fargo Capital XII, 7.88%, (callable at 25 beginning 03/15/13)	18	466

Total Trust Preferreds (cost $2,880)		3,059

INVESTMENT COMPANIES - 0.4%
Eaton Vance Senior Floating-Rate Trust	150	2,295
Invesco Van Kampen Senior Income Trust	400	1,944
PIMCO Floating Rate Strategy Fund	267	2,797

Total Investment Companies (cost $5,446)		7,036

OTHER EQUITY INTERESTS - 0.1%
Stone Container Finance Co., 7.38%, 07/15/14 (c) (d) (f) (u)	1,375	—
US Oncology Escrow, 02/16/47 (q) (u)	828	12

See accompanying Notes to Financial Statements.

	Shares/Par (p)	Value
Wind Acquisition Finance SA, 11.75%, 07/15/17 (e) (r) (u)	1,113	899

Total Other Equity Interests (cost $1,102)		911

SHORT TERM INVESTMENTS - 30.1%

Investment Company - 4.5%
JNL Money Market Fund, 0.09% (a) (h)	67,224	67,224

Securities Lending Collateral - 25.6%
Securities Lending Cash Collateral Fund LLC, 0.34% (a) (h)	382,841	382,841
Securities Lending Liquidating Fund LLC, 0.38% (a) (h)	300	292
		383,133
Total Short Term Investments (cost $450,365)		450,357

Total Investments - 124.7% (cost $1,835,557)		1,868,803
Other Assets and Liabilities, Net - (24.7%)		(370,527)
Total Net Assets - 100.0%		$1,498,276

JNL/T. Rowe Price Established Growth Fund

Sector Weightings:	Percentage of Total Investments
Information Technology	34.9%
Consumer Discretionary	20.7
Industrials	12.6
Health Care	8.9
Financials	5.9
Energy	3.6
Materials	3.2
Telecommunication Services	2.6
Consumer Staples	2.5
Short Term Investments	5.1
Total Investments	100.0%

COMMON STOCKS - 95.8%

CONSUMER DISCRETIONARY - 21.0%
Amazon.com Inc. (c)	365	$83,256
AutoZone Inc. (c)	48	17,441
Carmax Inc. (c)	449	11,637
Carnival Plc	280	9,561
Chipotle Mexican Grill Inc. - Class A (c)	57	21,619
Coach Inc.	84	4,936
Dollar Tree Inc. (c)	152	8,178
DR Horton Inc.	389	7,150
Fossil Inc. (c)	112	8,534
Groupon Inc. - Class A (c) (e)	661	7,031
Harley-Davidson Inc.	174	7,952
Home Depot Inc.	353	18,716
Las Vegas Sands Corp.	407	17,700
Lennar Corp. (e)	227	7,010
Marriott International Inc. - Class A	455	17,832
MGM Resorts International (c)	430	4,801
Nike Inc. - Class B	264	23,174
NVR Inc. (c)	9	7,650
Prada SpA (e)	1,371	9,253
Priceline.com Inc. (c)	109	72,443
Ralph Lauren Corp. - Class A	63	8,768
Ross Stores Inc.	216	13,462
Starbucks Corp.	889	47,423
Starwood Hotels & Resorts Worldwide Inc.	305	16,183
Tractor Supply Co. (e)	47	3,871
Walt Disney Co.	441	21,398
Yum! Brands Inc.	239	15,383
		492,362
CONSUMER STAPLES - 2.5%
Costco Wholesale Corp.	196	18,572
CVS Caremark Corp.	431	20,150
Monster Beverage Corp. (c)	156	11,093
Whole Foods Market Inc.	107	10,171
		59,986
ENERGY - 3.6%
EOG Resources Inc.	171	15,364
FMC Technologies Inc. (c)	357	13,997
Occidental Petroleum Corp.	167	14,349
Range Resources Corp.	138	8,557
Schlumberger Ltd.	283	18,337
Williams Cos. Inc.	503	14,508
		85,112
FINANCIALS - 6.0%
American Express Co.	555	32,301
American Tower Corp.	745	52,077
Franklin Resources Inc.	179	19,900
IntercontinentalExchange Inc. (c)	79	10,674
Invesco Ltd.	717	16,200
U.S. Bancorp	283	9,085
		140,237
HEALTH CARE - 9.0%
Alexion Pharmaceuticals Inc. (c)	169	16,742
Allergan Inc.	95	8,813
Baxter International Inc.	113	6,000
Biogen Idec Inc. (c)	129	18,625
Catalyst Health Solutions Inc. (c)	66	6,186
Celgene Corp. (c)	120	7,667
Covidien Plc	50	2,653
Edwards Lifesciences Corp. (c)	145	14,958
Express Scripts Holding Co. (c)	366	20,439
Gilead Sciences Inc. (c)	271	13,893
Human Genome Sciences Inc. (c)	79	1,043
McKesson Corp.	290	27,225
Novo-Nordisk A/S	49	7,123
Regeneron Pharmaceuticals Inc. (c)	52	5,951
Stryker Corp.	243	13,362
SXC Health Solutions Corp. (e)	78	7,768
UnitedHealth Group Inc.	275	16,105
Valeant Pharmaceuticals International Inc. (c)	237	10,602
Vertex Pharmaceuticals Inc. (c)	101	5,637
		210,792
INDUSTRIALS - 12.7%
Babcock & Wilcox Co. (c)	224	5,490
Boeing Co.	217	16,145
Danaher Corp.	1,247	64,965
Deere & Co.	108	8,694
Fastenal Co. (e)	686	27,641
FedEx Corp.	275	25,165
IHS Inc. - Class A (c)	113	12,141
JB Hunt Transport Services Inc.	203	12,075
Kansas City Southern	215	14,948
Precision Castparts Corp.	229	37,586
Roper Industries Inc.	111	10,913
Union Pacific Corp.	200	23,862
United Continental Holdings Inc. (c)	245	5,949
United Parcel Service Inc. - Class B	320	25,180

See accompanying Notes to Financial Statements.

	Shares/Par (p)	Value
WW Grainger Inc.	46	8,797
		299,551
INFORMATION TECHNOLOGY - 35.1%
Accenture Plc - Class A	389	23,381
Akamai Technologies Inc. (c)	354	11,246
Apple Inc. (c)	461	268,932
Autodesk Inc. (c)	265	9,283
Baidu.com - ADR (c)	291	33,505
Broadcom Corp. - Class A	514	17,373
Check Point Software Technologies Ltd. (c)	166	8,247
eBay Inc. (c)	873	36,671
EMC Corp. (c)	702	17,997
Facebook Inc. - Class A (c) (f) (q)	172	5,076
Facebook Inc. - Class B (c) (f) (q)	290	8,587
Google Inc. - Class A (c)	152	87,997
Informatica Corp. (c)	259	10,954
Juniper Networks Inc. (c)	1,109	18,091
LinkedIn Corp. (c) (e)	148	15,728
MasterCard Inc. - Class A	157	67,355
Nuance Communications Inc. (c) (e)	507	12,083
QUALCOMM Inc.	1,031	57,389
Red Hat Inc. (c)	258	14,555
Salesforce.com Inc. (c)	93	12,872
Tencent Holdings Ltd.	684	20,199
Teradata Corp. (c)	174	12,501
Trimble Navigation Ltd. (c)	225	10,355
Twitter Inc. (c) (f) (q)	78	1,254
Visa Inc. - Class A	345	42,591
		824,222
MATERIALS - 3.3%
Ecolab Inc.	96	6,606
Praxair Inc.	446	48,526
Sherwin-Williams Co.	162	21,454
		76,586
TELECOMMUNICATION SERVICES - 2.6%
Crown Castle International Corp. (c)	1,047	61,417

Total Common Stocks (cost $1,723,673)		2,250,265

PREFERRED STOCKS - 0.2%

INFORMATION TECHNOLOGY - 0.2%
LivingSocial, Convertible Preferred, Series F (f) (m) (q)	154	821
Twitter Inc., Series A (f) (q)	—	3
Twitter Inc., Series B (f) (q)	66	1,052
Twitter Inc., Series C (f) (q)	18	285
Twitter Inc., Series D (f) (q)	30	481
Twitter Inc., Series F (f) (q)	11	181
Twitter Inc., Series G-2 (f) (q)	123	1,963

Total Preferred Stocks (cost $5,164)		4,786

SHORT TERM INVESTMENTS - 5.2%

Investment Companies - 3.8%
JNL Money Market Fund, 0.09% (a) (h)	2,000	2,000
T. Rowe Price Reserves Investment Fund, 0.18% (a) (h)	86,227	86,227
		88,227
Securities Lending Collateral - 1.4%
Securities Lending Cash Collateral Fund LLC, 0.34% (a) (h)	32,820	32,820
Securities Lending Liquidating Fund LLC, 0.38% (a) (h)	616	601
		33,421
Total Short Term Investments (cost $121,663)		121,648

Total Investments - 101.2% (cost $1,850,500)		2,376,699
Other Assets and Liabilities, Net - (1.2%)		(28,181)
Total Net Assets - 100.0%		$2,348,518

JNL/T. Rowe Price Mid-Cap Growth Fund

Sector Weightings:	Percentage of Total Investments
Information Technology	20.6%
Industrials	20.3
Health Care	17.0
Consumer Discretionary	12.3
Financials	6.9
Energy	6.6
Materials	2.7
Consumer Staples	1.4
Utilities	1.3
Short Term Investments	10.9
Total Investments	100.0%

COMMON STOCKS - 93.2%

CONSUMER DISCRETIONARY - 12.7%
Allison Transmission Holdings Inc. (e)	140	$2,458
Carmax Inc. (c)	600	15,564
Chipotle Mexican Grill Inc. - Class A (c)	20	7,599
Choice Hotels International Inc. (e)	232	9,264
Deckers Outdoor Corp. (c) (e)	89	3,917
Discovery Communications Inc. - Class C (c)	147	7,363
Dollar General Corp. (c)	542	29,479
Gentex Corp.	472	9,851
Groupon Inc. - Class A (c) (e)	452	4,805
Harley-Davidson Inc.	121	5,533
Kohl’s Corp.	339	15,421
Lamar Advertising Co. - Class A (c)	353	10,096
Liberty Media Corp. (c)	432	7,685
Marriott International Inc. - Class A	517	20,266
Michael Kors Holdings Ltd.	153	6,393
NetFlix Inc. (c) (e)	113	7,737
O’Reilly Automotive Inc. (c)	162	13,571
Panera Bread Co. - Class A (c)	70	9,761
Starbucks Corp.	122	6,505
Tesla Motors Inc. (c) (e)	52	1,627
Tim Hortons Inc.	187	9,844
Weight Watchers International Inc. (e)	28	1,444
		206,183
CONSUMER STAPLES - 1.4%
Shoppers Drug Mart Corp. (e)	270	10,887
The Fresh Market Inc. (c)	68	3,647
TreeHouse Foods Inc. (c)	24	1,495
Whole Foods Market Inc.	76	7,244
		23,273
ENERGY - 7.0%
Consol Energy Inc.	461	13,941
Continental Resources Inc. (c)	71	4,730
EQT Corp.	307	16,464
FMC Technologies Inc. (c)	144	5,649

See accompanying Notes to Financial Statements.

	Shares/Par (p)	Value
Halcon Resources Corp. (c)	383	3,613
Laredo Petroleum Holdings Inc. (c)	108	2,248
McDermott International Inc. (c)	1,132	12,610
QEP Resources Inc.	301	9,021
Range Resources Corp.	294	18,190
SM Energy Co.	208	10,215
Southwestern Energy Co. (c)	317	10,122
Trican Well Service Ltd. (e)	525	6,059
		112,862
FINANCIALS - 7.3%
Air Lease Corp. (c) (e)	371	7,194
BankUnited Inc.	271	6,390
CBOE Holdings Inc.	355	9,826
Charles Schwab Corp.	542	7,008
HCC Insurance Holdings Inc.	319	10,017
IntercontinentalExchange Inc. (c)	61	8,295
Jones Lang LaSalle Inc.	104	7,318
MSCI Inc. - Class A (c)	566	19,255
TCF Financial Corp.	742	8,518
TD Ameritrade Holding Corp.	768	13,056
Willis Group Holdings Plc	271	9,889
WR Berkley Corp.	301	11,715
		118,481
HEALTH CARE - 17.9%
Alexion Pharmaceuticals Inc. (c)	135	13,406
Alkermes Plc (c)	452	7,670
AMERIGROUP Corp. (c)	82	5,405
Amylin Pharmaceuticals Inc. (c)	317	8,949
Ariad Pharmaceuticals Inc. (c)	181	3,115
Bruker Corp. (c) (e)	665	8,851
CareFusion Corp. (c)	565	14,509
Cooper Cos. Inc.	97	7,737
Covance Inc. (c)	308	14,738
CR Bard Inc.	176	18,909
Cubist Pharmaceuticals Inc. (c)	90	3,412
Dentsply International Inc.	636	24,047
Edwards Lifesciences Corp. (c)	119	12,293
Elan Corp. Plc - ADR (c)	709	10,344
Henry Schein Inc. (c)	186	14,599
Hospira Inc. (c)	317	11,089
Human Genome Sciences Inc. (c)	226	2,967
Idexx Laboratories Inc. (c) (e)	174	16,727
Illumina Inc. (c) (e)	90	3,635
Incyte Corp. (c) (e)	75	1,703
Laboratory Corp. of America Holdings (c)	181	16,762
Mednax Inc. (c)	134	9,184
Mettler Toledo International Inc. (c)	9	1,403
Regeneron Pharmaceuticals Inc. (c)	122	13,935
SXC Health Solutions Corp. (c) (e)	226	22,421
Theravance Inc. (c) (e)	256	5,688
Universal Health Services Inc. - Class B	217	9,366
Valeant Pharmaceuticals International Inc. (c)	178	7,973
		290,837
INDUSTRIALS - 21.4%
Acuity Brands Inc.	123	6,262
AMETEK Inc.	654	32,641
Babcock & Wilcox Co. (c)	683	16,734
Clean Harbors Inc. (c)	91	5,134
Colfax Corp. (c)	90	2,481
Crane Co.	133	4,839
Fastenal Co.	394	15,882
Gardner Denver Inc.	329	17,407
Goodrich Corp.	27	3,426
Hertz Global Holdings Inc. (c)	889	11,379
IDEX Corp.	406	15,826
IHS Inc. - Class A (c)	291	31,349
JB Hunt Transport Services Inc.	158	9,417
Kansas City Southern	145	10,086
Manpower Inc.	409	14,990
Pall Corp.	345	18,909
Quanta Services Inc. (c)	868	20,893
Rexnord Corp. (e)	104	2,078
Rockwell Collins Inc.	165	8,143
Roper Industries Inc.	297	29,278
Spirit Aerosystems Holdings Inc. (c)	356	8,483
Textron Inc.	919	22,856
UTi Worldwide Inc.	434	6,341
Verisk Analytics Inc. - Class A (c)	260	12,808
WABCO Holdings Inc. (c)	232	12,280
Waste Connections Inc.	225	6,732
		346,654
INFORMATION TECHNOLOGY - 21.3%
Akamai Technologies Inc. (c)	135	4,286
Altera Corp.	271	9,171
Amdocs Ltd. (c)	582	17,297
Ariba Inc. (c)	194	8,683
Aruba Networks Inc. (c) (e)	204	3,070
Atmel Corp. (c)	1,621	10,861
Avago Technologies Ltd.	180	6,462
Concur Technologies Inc. (c) (e)	181	12,326
Cree Inc. (c) (e)	226	5,801
Dropbox Inc. (f) (q)	42	383
FactSet Research Systems Inc.	127	11,803
Fiserv Inc. (c)	280	20,222
FLIR Systems Inc.	83	1,619
Gartner Inc. - Class A (c)	539	23,205
Global Payments Inc.	452	19,540
Informatica Corp. (c)	124	5,253
Intersil Corp. - Class A	410	4,366
JDS Uniphase Corp. (c)	1,382	15,202
Marvell Technology Group Ltd.	767	8,652
Microchip Technology Inc. (e)	262	8,667
Micros Systems Inc. (c)	251	12,851
Nuance Communications Inc. (c)	955	22,748
Nvidia Corp. (c)	789	10,904
PMC - Sierra Inc. (c)	211	1,296
Rackspace Hosting Inc. (c)	113	4,965
Red Hat Inc. (c)	378	21,349
Rovi Corp. (c)	108	2,119
SanDisk Corp. (c)	226	8,244
ServiceNow Inc.	88	2,153
Silicon Laboratories Inc. (c)	276	10,460
TIBCO Software Inc. (c)	356	10,652
Trimble Navigation Ltd. (c)	406	18,680
Vantiv Inc. - Class A (c)	268	6,242
Western Union Co.	32	539
Xilinx Inc.	451	15,140
		345,211
MATERIALS - 2.9%
Agnico-Eagle Mines Ltd.	311	12,583
Ball Corp.	97	3,982
Celanese Corp. - Class A	181	6,266
Franco-Nevada Corp.	271	12,255
Osisko Mining Corp. (c)	212	1,458
Rockwood Holdings Inc.	226	10,023
		46,567

See accompanying Notes to Financial Statements.

	Shares/Par (p)	Value
UTILITIES - 1.3%
Calpine Corp. (c)	1,315	21,711

Total Common Stocks (cost $1,297,719)		1,511,779

PREFERRED STOCKS - 0.7%

CONSUMER DISCRETIONARY - 0.2%
Hungry Machine Inc. (f) (q)	719	3,714

INFORMATION TECHNOLOGY - 0.5%
Coupon.com Inc. (f) (q)	625	3,435
Dropbox Inc., Series A (f) (q)	53	476
Dropbox Inc., Series A-1 (f) (q)	258	2,338
Workday Inc., Convertible Preferred (f) (q)	65	864
		7,113
Total Preferred Stocks (cost $11,174)		10,827

SHORT TERM INVESTMENTS - 11.4%

Investment Companies - 5.6%
JNL Money Market Fund, 0.09% (a) (h)	2,237	2,237
T. Rowe Price Reserves Investment Fund, 0.18% (a) (h)	88,061	88,061
		90,298
Securities Lending Collateral - 5.8%
Securities Lending Cash Collateral Fund LLC, 0.34% (a) (h)	93,860	93,860
Securities Lending Liquidating Fund LLC, 0.38% (a) (h)	1,311	1,278
		95,138
Total Short Term Investments (cost $185,468)		185,436

Total Investments - 105.3% (cost $1,494,361)		1,708,042
Other Assets and Liabilities, Net - (5.3%)		(86,138)
Total Net Assets - 100.0%		$1,621,904

JNL/T. Rowe Price Value Fund

Sector Weightings:	Percentage of Total Investments
Financials	21.0%
Health Care	17.1
Energy	9.7
Industrials	9.6
Consumer Discretionary	8.9
Information Technology	8.7
Utilities	6.8
Materials	6.4
Consumer Staples	6.1
Telecommunication Services	3.5
Short Term Investments	2.2
Total Investments	100.0%

COMMON STOCKS - 97.5%

CONSUMER DISCRETIONARY - 9.0%
Cablevision Systems Corp. - Class A	114	$1,510
Carnival Corp.	455	15,593
Charter Communications Inc. - Class A (c)	81	5,755
Comcast Corp. - Class A	147	4,693
Comcast Corp. - Special Class A	382	11,998
Discovery Communications Inc. - Class C (c)	222	11,105
General Motors Co. (c)	545	10,753
Kohl’s Corp.	393	17,878
Time Warner Cable Inc.	226	18,563
Time Warner Inc.	419	16,124
TRW Automotive Holdings Corp. (c)	122	4,488
Walt Disney Co.	368	17,833
		136,293
CONSUMER STAPLES - 6.1%
Archer-Daniels-Midland Co.	293	8,643
Avon Products Inc.	474	7,685
Dr. Pepper Snapple Group Inc.	256	11,200
Kellogg Co.	167	8,258
Kroger Co.	290	6,718
PepsiCo Inc.	260	18,336
Procter & Gamble Co.	531	32,512
		93,352
ENERGY - 9.8%
Baker Hughes Inc.	58	2,371
Chevron Corp.	315	33,190
Consol Energy Inc.	285	8,621
Devon Energy Corp.	103	5,950
ENI SpA (e)	348	7,391
Hess Corp.	26	1,143
Newfield Exploration Co. (c)	166	4,871
Nexen Inc.	565	9,548
Noble Corp.	94	3,068
Phillips 66 (c)	171	5,684
Schlumberger Ltd.	57	3,700
Southwestern Energy Co. (c)	146	4,646
Spectra Energy Corp.	431	12,522
Valero Energy Corp.	681	16,446
Weatherford International Ltd. (c)	761	9,608
Williams Cos. Inc.	583	16,814
WPX Energy Inc. (c)	198	3,207
		148,780
FINANCIALS - 20.0%
Allstate Corp.	379	13,310
American Express Co.	245	14,279
Ameriprise Financial Inc.	230	12,004
Assured Guaranty Ltd.	228	3,219
Bank of America Corp.	2,161	17,678
BlackRock Inc.	19	3,261
Capital One Financial Corp.	138	7,521
Charles Schwab Corp.	146	1,890
CIT Group Inc. (c)	67	2,370
Goldman Sachs Group Inc.	49	4,649
Invesco Ltd.	184	4,167
JPMorgan Chase & Co.	1,336	47,732
Lazard Ltd. - Class A	157	4,091
Marsh & McLennan Cos. Inc.	168	5,408
MetLife Inc.	613	18,914
Moody’s Corp.	610	22,303
Morgan Stanley	863	12,585
Northern Trust Corp.	145	6,682
PNC Financial Services Group Inc.	144	8,806
Regions Financial Corp.	1,428	9,636
SLM Corp.	1,405	22,066
St. Joe Co. (c) (e)	111	1,761
Sun Life Financial Inc.	375	8,154
SunTrust Banks Inc.	365	8,832
U.S. Bancorp	741	23,837
Wells Fargo & Co.	238	7,949
XL Group Plc (e)	503	10,583
		303,687

See accompanying Notes to Financial Statements.

	Shares/Par (p)	Value
HEALTH CARE - 17.2%
Amgen Inc.	291	21,247
Covidien Plc	414	22,138
Gilead Sciences Inc. (c)	39	2,000
HCA Holdings Inc.	143	4,362
Johnson & Johnson	685	46,292
Merck & Co. Inc.	1,108	46,276
Pfizer Inc.	3,080	70,842
Quest Diagnostics Inc.	155	9,291
Thermo Fisher Scientific Inc.	523	27,170
WellPoint Inc.	190	12,146
		261,764
INDUSTRIALS - 9.7%
3M Co.	120	10,752
Boeing Co.	277	20,596
Canadian Pacific Railway Ltd.	76	5,546
Emerson Electric Co.	255	11,892
General Electric Co.	1,684	35,101
Honeywell International Inc.	264	14,731
Ingersoll-Rand Plc	153	6,445
Raytheon Co.	177	9,999
Union Pacific Corp.	37	4,438
United Continental Holdings Inc. (c)	750	18,248
United Technologies Corp. (e)	136	10,249
		147,997
INFORMATION TECHNOLOGY - 8.8%
Cisco Systems Inc.	1,552	26,641
Computer Sciences Corp.	163	4,041
Corning Inc.	614	7,936
Dell Inc. (c)	742	9,285
Harris Corp.	61	2,540
Marvell Technology Group Ltd.	705	7,948
Microsoft Corp.	482	14,751
Nvidia Corp. (c)	507	7,010
Oracle Corp.	299	8,877
SanDisk Corp. (c)	86	3,145
TE Connectivity Ltd.	87	2,773
Texas Instruments Inc.	921	26,429
Visa Inc.	102	12,548
		133,924
MATERIALS - 6.4%
Celanese Corp. - Class A	210	7,284
Crown Holdings Inc. (c)	198	6,815
International Paper Co.	795	22,980
LyondellBasell Industries NV	647	26,047
Monsanto Co.	110	9,131
Owens-Illinois Inc. (c)	427	8,184
Potash Corp. of Saskatchewan Inc.	109	4,758
Weyerhaeuser Co.	577	12,911
		98,110
TELECOMMUNICATION SERVICES - 3.6%
AT&T Inc.	1,034	36,855
CenturyLink Inc.	130	5,141
Telefonica SA (e)	468	6,167
Verizon Communications Inc.	134	5,968
		54,131
UTILITIES - 6.9%
AES Corp. (c)	1,784	22,893
American Electric Power Co. Inc.	184	7,338
Edison International (e)	98	4,537
Entergy Corp.	192	13,048
Exelon Corp.	467	17,554
MDU Resources Group Inc.	721	15,574
NRG Energy Inc. (c)	937	16,258
PG&E Corp.	161	7,279
		104,481
Total Common Stocks (cost $1,409,822)		1,482,519

PREFERRED STOCKS - 1.2%

FINANCIALS - 1.2%
Citigroup Inc., Convertible Preferred, 7.50% (m)	120	10,276
Fifth Third Bancorp, Convertible Preferred, 8.50%, Series G (m)	56	7,715
Total Preferred Stocks (cost $18,522)		17,991

CORPORATE BONDS AND NOTES - 0.1%

FINANCIALS - 0.1%
Assured Guaranty Municipal Holdings Inc., 6.40%, 12/15/66 (e) (i) (q)	$1,850	1,156

Total Corporate Bonds and Notes (cost $1,312)		1,156

SHORT TERM INVESTMENTS - 2.2%

Investment Companies - 1.6%
JNL Money Market Fund, 0.09% (a) (h)	2,284	2,284
T. Rowe Price Reserves Investment Fund, 0.18% (a) (h)	22,472	22,472
		24,756
Securities Lending Collateral - 0.6%
Securities Lending Cash Collateral Fund LLC, 0.34% (a) (h)	8,907	8,907
Securities Lending Liquidating Fund LLC, 0.38% (a) (h)	409	399
		9,306
Total Short Term Investments (cost $34,072)		34,062

Total Investments - 101.0% (cost $1,463,728)		1,535,728
Other Assets and Liabilities, Net - (1.0%)		(15,507)
Total Net Assets - 100.0%		$1,520,221

JNL/WMC Value Fund

Sector Weightings:	Percentage of Total Investments
Financials	20.8%
Health Care	13.8
Energy	12.3
Consumer Discretionary	11.2
Industrials	9.4
Information Technology	8.6
Consumer Staples	7.8
Materials	5.2
Utilities	3.6
Telecommunication Services	2.5
Short Term Investments	4.8
Total Investments	100.0%

COMMON STOCKS - 97.5%

CONSUMER DISCRETIONARY - 11.5%
CBS Corp. - Class B	253	$8,303

See accompanying Notes to Financial Statements.

	Shares/Par (p)	Value
Comcast Corp. - Class A	892	28,503
General Motors Co. (c)	211	4,169
Goodyear Tire & Rubber Co. (c)	614	7,255
Home Depot Inc.	404	21,392
Kohl’s Corp.	363	16,513
Lowe’s Cos. Inc.	433	12,323
Mattel Inc.	520	16,875
Newell Rubbermaid Inc.	412	7,476
Nordstrom Inc.	249	12,348
Stanley Black & Decker Inc.	249	15,993
Thomson Reuters Corp.	478	13,596
		164,746
CONSUMER STAPLES - 8.0%
Anheuser-Busch InBev NV - ADR (e)	213	16,981
Archer-Daniels-Midland Co.	366	10,807
CVS Caremark Corp.	476	22,243
General Mills Inc.	271	10,441
Kraft Foods Inc. - Class A	414	15,989
PepsiCo Inc.	218	15,376
Philip Morris International Inc.	254	22,164
		114,001
ENERGY - 12.6%
Apache Corp.	97	8,525
Baker Hughes Inc.	260	10,665
Chevron Corp.	483	50,978
EOG Resources Inc.	78	7,029
Exxon Mobil Corp.	417	35,674
Marathon Oil Corp.	353	9,034
Noble Corp.	313	10,185
Occidental Petroleum Corp.	288	24,667
Royal Dutch Shell Plc - ADR - Class B (e)	189	13,189
Southwestern Energy Co. (c)	300	9,563
		179,509
FINANCIALS - 21.3%
ACE Ltd.	407	30,193
Ameriprise Financial Inc.	200	10,452
BB&T Corp.	600	18,507
BlackRock Inc.	105	17,882
Chubb Corp.	222	16,181
Citigroup Inc.	381	10,435
Credit Suisse Group AG - ADR (e)	354	6,494
Goldman Sachs Group Inc.	159	15,251
JPMorgan Chase & Co.	1,277	45,631
Marsh & McLennan Cos. Inc.	721	23,225
PNC Financial Services Group Inc.	444	27,114
Principal Financial Group Inc.	366	9,611
Swiss Re Ltd. (c)	195	12,263
Unum Group	516	9,862
Wells Fargo & Co.	1,524	50,959
		304,060
HEALTH CARE - 14.2%
Amgen Inc.	215	15,674
Baxter International Inc.	231	12,256
Covidien Plc	335	17,901
HCA Holdings Inc.	334	10,155
Johnson & Johnson	250	16,890
Merck & Co. Inc.	817	34,122
Pfizer Inc.	1,786	41,067
St. Jude Medical Inc.	264	10,536
Teva Pharmaceutical Industries Ltd. - ADR	335	13,205
UnitedHealth Group Inc.	380	22,230
Zimmer Holdings Inc.	134	8,644
		202,680
INDUSTRIALS - 9.6%
3M Co.	166	14,883
Boeing Co.	173	12,861
Eaton Corp. (e)	228	9,016
General Electric Co.	1,820	37,925
Illinois Tool Works Inc.	275	14,555
Ingersoll-Rand Plc	463	19,513
PACCAR Inc.	233	9,135
Tyco International Ltd.	376	19,887
		137,775
INFORMATION TECHNOLOGY - 8.8%
Analog Devices Inc.	375	14,119
Cisco Systems Inc.	1,926	33,064
Hewlett-Packard Co.	330	6,632
Intel Corp.	936	24,939
Maxim Integrated Products Inc.	408	10,451
Microsoft Corp.	687	21,019
Xilinx Inc.	472	15,855
		126,079
MATERIALS - 5.3%
Dow Chemical Co.	471	14,837
E.I. du Pont de Nemours & Co.	259	13,103
International Paper Co.	369	10,659
Mosaic Co.	278	15,234
Nucor Corp.	166	6,295
Rexam Plc - ADR	215	7,072
Steel Dynamics Inc.	770	9,049
		76,249
TELECOMMUNICATION SERVICES - 2.5%
AT&T Inc.	1,011	36,050

UTILITIES - 3.7%
Edison International	282	13,005
Entergy Corp.	177	12,016
NextEra Energy Inc.	132	9,090
Northeast Utilities	356	13,797
PPL Corp.	165	4,597
		52,505
Total Common Stocks (cost $1,236,326)		1,393,654

SHORT TERM INVESTMENTS - 4.9%

Investment Company - 3.1%
JNL Money Market Fund, 0.09% (a) (h)	44,825	44,825

Securities Lending Collateral - 1.8%
Securities Lending Cash Collateral Fund LLC, 0.34% (a) (h)	25,107	25,107
Securities Lending Liquidating Fund LLC, 0.38% (a) (h)	77	75
		25,182
Total Short Term Investments (cost $70,009)		70,007

Total Investments - 102.4% (cost $1,306,335)		1,463,661
Other Assets and Liabilities, Net - (2.4%)		(34,638)
Total Net Assets - 100.0%		$1,429,023

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Notes to Schedules of Investments (in thousands)

June 30, 2012

(a)          Investment in affiliate.

(b)         The Fund does not invest in the Underlying Affiliated Funds for the purpose of exercising management or control.  At June 30, 2012, the percentage of shares outstanding held by each Fund in the Underlying Affiliated Fund is presented parenthetically in the Schedules of Investments.  Percentages reflecting 0.0% represent amounts less than 0.05%.

(c)          Non-income producing security.  Securities sold short are non-income producing.

(d)         Issuer was in bankruptcy and/or was in default relating to principal and/or interest.

(e)          All or portion of the security was on loan.

(f)            Security fair valued in good faith in accordance with the procedures established by the Trust’s Board of Trustees (“Board”).   Good faith fair valued securities may be classified as Level 2 or Level 3 for Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 820 “Fair Value Measurements and Disclosures” based on the applicable valuation inputs.  See FASB ASC Topic 820 “Fair Value Measurements and Disclosures” in the Notes to the Financial Statements.

(g)         Investment purchased on a delayed delivery basis.  As of June 30, 2012, the total payable for investments purchased on a delayed delivery basis was as follows: JNL/Capital Guardian Global Balanced Fund $10,274; JNL/Goldman Sachs Core Plus Bond Fund $906,684; JNL/Mellon Capital Management Bond Index Fund $56,412; JNL/Neuberger Berman Strategic Income Fund, $6,995; JNL/PIMCO Real Return Fund $2,103,829; JNL/PIMCO Total Return Bond Fund $1,916,974; and JNL/WMC Balanced Fund $184,741.

(h)         Yield changes daily to reflect current market conditions.  Rate was the quoted yield as of June 30, 2012.

(i)             The security or securities in this category have a variable rate.  Rate stated was in effect as of June 30, 2012.

(j)             Security issued with a zero coupon.  Income is recognized through the accretion of discount.

(k)          Security is a “step-up” bond where the coupon may increase or step up at a future date.  Rate stated was the coupon as of June 30, 2012.

(l)             The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer.

(m)       Perpetual maturity security.  Interest rate is fixed until the first call date and variable thereafter.

(n)         Foreign or U.S. Treasury inflation indexed note, par amount is adjusted for inflation.

(o)         All or a portion of the security or cash is pledged or segregated collateral.

(p)         Par amounts are listed in USD unless otherwise noted.  Options are quoted in unrounded number of contracts.  Gold bullion is quoted in unrounded ounces.

(q)         Restricted Security.  Restricted as to public resale.  Restricted security or Rule 144A or Section 4(2) of the Securities Act of 1933, as amended, provides an exemption from the registration requirements for resale of the security to an institutional investor.  See Restricted Securities in these Notes to the Schedules of Investments.

(r)            Rule 144A or Section 4(2) liquid security.  Rule 144A or Section 4(2) of the Securities Act of 1933, as amended, provides an exemption from the registration requirements for resale of this security to an institutional investor.  The Sub-Adviser deemed all or a portion of this security to be liquid based on procedures approved by the Board.  As of June 30, 2012, the value of Rule 144A and Section 4(2) liquid securities was as follows: JNL/BlackRock Global Allocation Fund, $15,944; JNL/Brookfield Global Infrastructure Fund, $1,665; JNL/Franklin Templeton Global Multisector Bond Fund, $54,843; JNL/Franklin Templeton Income Fund, $291,743; JNL/Franklin Templeton International Small Cap Growth Fund, $3,678; JNL/Goldman Sachs Core Plus Bond Fund, $9,257; JNL/Goldman Sachs Emerging Markets Debt Fund, $48,907; JNL/Invesco International Growth Fund, $5,666; JNL/Ivy Asset Strategy Fund, $206,747; JNL/JPMorgan U.S. Government & Quality Bond Fund, $17,160; JNL/Lazard Emerging Markets Fund, $10,635; JNL/Mellon Capital Management Bond Index Fund, $1,068; JNL/Neuberger Berman Strategic Income Fund, $1,549; JNL/PIMCO Real Return Fund, $328,294; JNL/PIMCO Total Return Bond Fund, $385,633; JNL/PPM America Floating Rate Income Fund, $8,401; JNL/PPM America High Yield Bond Fund, $527,980; JNL/T. Rowe Price Short-Term Bond Fund, $220,491; JNL/WMC Balanced Fund, $37,055; and JNL/WMC Money Market Fund, $59,420.

(s)          Foreign or U.S. Treasury inflation indexed note, par amount is not adjusted for inflation.

(t)            The Fund had an unfunded loan commitment at June 30, 2012.  See Unfunded Loan Commitments in the Notes to the Financial Statements.

(u)         Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company.

(v)         Consolidated Schedule of Investments.

(w)       The securities in this category are a direct debt of the agency and not collateralized by mortgages.

Currencies:

AUD - Australian Dollar

BRL - Brazilian Real

BGN - Bulgarian Leva

CAD - Canadian Dollar

CHF - Swiss Franc

CLP - Chilean Peso

CNH - Chinese Offshore Yuan

CNY - Chinese Yuan

COP - Colombian Peso

CZK - Czech Republic Korunas

DOP - Dominican Peso

EUR - European Currency Unit (Euro)

GBP - British Pound

GHS - Ghanaian Cedi

HKD - Hong Kong Dollar

HUF - Hungarian Forint

ILS - Israeli New Sheqel

IDR - Indonesian Rupiah

INR - Indian Rupee

JPY - Japanese Yen

KRW - Korean Won

MXN - Mexican Peso

MYR — Malaysian Ringgit

NGN - Nigerian Naira

NOK - Norwegian Krone

NZD - New Zealand Dollar

PEN - Peruvian Nuevo Sol

PHP - Philippine Peso

PLN -  Polish Zloty

RSD - Serbian Dinar

RUB - Russian Ruble

SEK - Swedish Krona

SGD - Singapore Dollar

THB - Thai Baht

TRY - New Turkish Lira

TWD — Taiwan Dollar

USD - United States Dollar

UYU - Uruguayan Peso

ZAR - South African Rand

Abbreviations:

“-”  Amount rounds to less than one thousand

ABS - Asset Backed Security

ADR - American Depositary Receipt

AMBAC - AMBAC Indemnity Corp.

ASX - Australian Stock Exchange

CAC - Cotation Assistee en Continu

CDO - Collateralized Debt Obligation

CDX - Credit Default Swap Index

CLO - Collateralized Loan Obligation

CMBS - Commercialized Mortgage Backed Security

CME - Chicago Mercantile Exchange

CPI — Consumer Price Index

CPURNSA — CPI Urban Consumers Index Non-Seasonably Adjusted

DAX - Deutscher Aktienindex

DJIA - Dow Jones Industrial Average

ETF - Exchange-Traded Fund

EURIBOR - Europe Interbank Offered Rate

Euro-Bobl - debt instrument issued by the Federal Republic of Germany with a term of 4.5 to 5.5 years

See accompanying Notes to Financial Statements.

Abbreviations: (continued)

Euro-Bund - debt instrument issued by the Federal Republic of Germany with a term of 8.5 to 10.5 years

Euro-Buxl - debt instrument issued by the Federal Republic of Germany with a term of 24 to 35 years

Euro-Schatz - debt instrument issued by the Federal Republic of Germany with a term of 1.75 to 2.25 years

FDR - Fiduciary Depository Receipt

FTSE - Financial Times and the London Stock Exchange

GDR - Global Depository Receipt

GO - General Obligation

HSCEI - Hang Seng China Enterprises Index

IBEX - Iberia Index

JSC - Joint Stock Company

JSE - Johannesburg Stock Exchange

KOSPI - Korea Composite Stock Price Index

LIBOR - London Interbank Offered Rate

MBS - Mortgage Backed Security

MIB - Milano Indice Borsa

MSCI - Morgan Stanley Capital International

NASDAQ - National Association of Securities Dealers Automated Quotations

NVDR - Non-Voting Depository Receipt

NYSE - New York Stock Exchange

PJSC - Public Joint Stock Company

RB - Revenue  Bond

REIT - Real Estate Investment Trust

REMIC - Real Estate Mortgage Investment Conduit

RNC - Radio Network Communications

SDR - Swedish Depository Receipt

SGX - Singapore Exchange

SPDR - Standard & Poor’s Depository Receipt

SPI - Schedule Performance Index

TAIEX - Taiwan Stock Exchange Capitalization Weighted Stock  Index

TBA - To Be Announced (Securities purchased on a delayed delivery basis

TOPIX - Tokyo Stock Price Index

TSX - Toronto Stock Exchange

Counterparty Abbreviations:

ABN - ABN Amro Inc.

BCL - Barclays Capital Inc.

BBP - Barclays Bank Plc

BNP - BNP Paribas Securities

BNY - BNY Capital Markets

BOA - Bancamerica Securities/Bank of America NA

CCI - Citicorp Securities, Inc.

CGM - Citigroup Global Markets

CIT - Citibank, Inc.

CSI - Credit Suisse Securities, LLC

DUB - Deutsche Bank Alex Brown Inc.

GSC - Goldman Sachs & Co.

GSI - Goldman Sachs International

HSB - HSBC Securities, Inc.

JPM - J.P. Morgan Securities, Inc.

MLI - Merrill Lynch International

MLP - Merrill Lynch Professional Clearing Corp.

MSC - Morgan Stanley & Co., Incorporated

MSS - Morgan Stanley Capital Services Inc.

RBC - Royal Bank Of Canada

RBS - Royal Bank Of Scotland

SCB - Standard Chartered Bank

SSB - State Street Brokerage Services, Inc.

STA - UBS AG Stamford

UBS - UBS Securities LLC

WBC - Westpac Banking Corporation

See accompanying Notes to Financial Statements.

(b)                                 Not applicable.

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

No material changes have been made.

Item 11.  Controls and Procedures.

(a)                                  The registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, is recorded, processed, summarized, and reported within the periods specified in the rules and forms of the U.S. Securities and Exchange Commission. Such information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within ninety (90) days prior to the filing date of this report on Form N-CSR, the registrant had carried out an evaluation, under the supervision and with the participation of the registrant’s management, including the registrant’s principal executive officer and the registrant’s principal financial officer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures. Based on such evaluation, the registrant’s principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures are effective.

(b)                                 There have been no significant changes in the registrant’s internal controls over financial reporting during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal controls over financial reporting.  There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this report on Form N-CSR.

Item 12.  Exhibits

(a)	(1)	Not applicable to the semi-annual filing.
	(2)	The certifications required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.
	(3)	Not applicable.

(b)	The certification required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JNL Series Trust

By:	/s/ Mark D. Nerud
Mark D. Nerud
Principal Executive Officer

Date:	September 6, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark D. Nerud
Mark D. Nerud
Principal Executive Officer

Date:	September 6, 2012

By:	/s/ Gerard A.M. Oprins
Gerard A.M. Oprins
Principal Financial Officer

Date:	September 6, 2012

EXHIBIT LIST

Exhibit 12(a)(2)	Certification of the Principal Executive Officer required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.

Certification of the Principal Financial Officer required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.

Exhibit 12(b)	Certification required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended.